UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04146
JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended December 31, 2024:
John Hancock Variable Insurance Trust
  John Hancock 500 Index Trust
  John Hancock American Asset Allocation Trust
  John Hancock American Global Growth Trust
  John Hancock American Growth Trust
  John Hancock American Growth-Income Trust
  John Hancock American International Trust
  John Hancock Blue Chip Growth Trust
  John Hancock Capital Appreciation Trust
  John Hancock Capital Appreciation Value Trust
  John Hancock Disciplined Value International Trust
  John Hancock Disciplined Value Emerging Markets Equity Trust (formerly Emerging Markets Value Trust)
  John Hancock Equity Income Trust
  John Hancock Financial Industries Trust
  John Hancock Fundamental All Cap Core Trust
  John Hancock Fundamental Large Cap Value Trust
  John Hancock Global Equity Trust
  John Hancock Health Sciences Trust
  John Hancock International Equity Index Trust
  John Hancock International Small Company Trust
  John Hancock Lifestyle Balanced Portfolio
  John Hancock Lifestyle Conservative Portfolio
  John Hancock Lifestyle Growth Portfolio
  John Hancock Lifestyle Moderate Portfolio
  John Hancock Mid Cap Growth Trust
  John Hancock Mid Cap Index Trust
  John Hancock Mid Value Trust
  John Hancock Real Estate Securities Trust
  John Hancock Science & Technology Trust
  John Hancock Small Cap Index Trust
  John Hancock Small Cap Opportunities Trust
  John Hancock Small Cap Stock Trust
  John Hancock Small Cap Value Trust
  John Hancock Small Company Value Trust
  John Hancock Strategic Equity Allocation Trust
  John Hancock Total Stock Market Index Trust

John Hancock Variable Insurance Trust - Bond Trusts
  John Hancock Active Bond Trust
  John Hancock Core Bond Trust
  John Hancock High Yield Trust
  John Hancock Investment Quality Bond Trust
  John Hancock Money Market Trust
  John Hancock Opportunistic Fixed Income Trust
  John Hancock Select Bond Trust
  John Hancock Short Term Government Income Trust
  John Hancock Strategic Income Opportunities Trust
  John Hancock Total Bond Market Trust
  John Hancock Ultra Short Term Bond Trust

John Hancock Variable Insurance Trust - Managed Volatility Portfolios
  John Hancock Managed Volatility Balanced Portfolio
  John Hancock Managed Volatility Conservative Portfolio
  John Hancock Managed Volatility Growth Portfolio
  John Hancock Managed Volatility Moderate Portfolio

John Hancock Variable Insurance Trust
500 Index Trust
Series I/JFIVX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series I/JFIVX)	$34	0.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
500 Index Trust (Series I/JFIVX) returned 24.60% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp. Other notable individual contributors included Apple, Inc. and Broadcom, Inc.
Other contributors | Financials, communication services and consumer discretionary also contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
Intel Corp. | The single largest absolute detractor was Intel Corp., a semiconductor company.
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no sectors that detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
500 Index Trust (Series I/JFIVX)	24.60%	14.18%	12.76%
S&P 500 Index	25.02%	14.53%	13.10%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$10,708,610,614
Total number of portfolio holdings	505
Total advisory fees paid (net)	$19,129,393
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	7.4%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Sector Composition
Information technology	31.5%
Financials	13.2%
Consumer discretionary	10.9%
Health care	9.8%
Communication services	9.1%
Industrials	7.9%
Consumer staples	5.4%
Energy	3.1%
Utilities	2.2%
Real estate	2.0%
Materials	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FIVE-A-I

12/24
2/25

John Hancock Variable Insurance Trust
500 Index Trust
Series II/JAGKX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series II/JAGKX)	$56	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
500 Index Trust (Series II/JAGKX) returned 24.36% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp. Other notable individual contributors included Apple, Inc. and Broadcom, Inc.
Other contributors | Financials, communication services and consumer discretionary also contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
Intel Corp. | The single largest absolute detractor was Intel Corp., a semiconductor company.
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no sectors that detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
500 Index Trust (Series II/JAGKX)	24.36%	13.94%	12.53%
S&P 500 Index	25.02%	14.53%	13.10%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$10,708,610,614
Total number of portfolio holdings	505
Total advisory fees paid (net)	$19,129,393
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	7.4%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Sector Composition
Information technology	31.5%
Financials	13.2%
Consumer discretionary	10.9%
Health care	9.8%
Communication services	9.1%
Industrials	7.9%
Consumer staples	5.4%
Energy	3.1%
Utilities	2.2%
Real estate	2.0%
Materials	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FIVE-A-II

12/24
2/25

John Hancock Variable Insurance Trust
500 Index Trust
Series NAV/JAGMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series NAV/JAGMX)	$28	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
500 Index Trust (Series NAV/JAGMX) returned 24.67% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp. Other notable individual contributors included Apple, Inc. and Broadcom, Inc.
Other contributors | Financials, communication services and consumer discretionary also contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
Intel Corp. | The single largest absolute detractor was Intel Corp., a semiconductor company.
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no sectors that detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
500 Index Trust (Series NAV/JAGMX)	24.67%	14.23%	12.81%
S&P 500 Index	25.02%	14.53%	13.10%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$10,708,610,614
Total number of portfolio holdings	505
Total advisory fees paid (net)	$19,129,393
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	7.4%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Sector Composition
Information technology	31.5%
Financials	13.2%
Consumer discretionary	10.9%
Health care	9.8%
Communication services	9.1%
Industrials	7.9%
Consumer staples	5.4%
Energy	3.1%
Utilities	2.2%
Real estate	2.0%
Materials	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FIVE-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series I/JAHZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series I/JAHZX)	$67	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Asset Allocation Trust (Series I/JAHZX) returned 16.02% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in most equity sectors produced positive returns for the fund, with information technology, financials and communication services companies particularly additive to results.
Other strong performers | Consumer discretionary, consumer staples and materials shares were also positive, though below the fund's overall return attributable to its equity portfolio.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Holdings in the real estate and energy sectors saw negative returns during the period detracting from the fund's performance.
Fixed income holdings | The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Asset Allocation Trust (Series I/JAHZX)	16.02%	7.93%	7.93%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.04%	8.67%	8.52%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,189,184,726
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	67.3%
Corporate bonds	10.3%
Collateralized mortgage obligations	10.2%
U.S. Government and agency obligations	7.0%
Asset-backed securities	2.5%
Foreign government obligations	0.2%
Municipal bonds	0.1%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMAS-A-I

12/24
2/25

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series II/JAIFX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series II/JAIFX)	$77	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Asset Allocation Trust (Series II/JAIFX) returned 15.92% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in most equity sectors produced positive returns for the fund, with information technology, financials and communication services companies particularly additive to results.
Other strong performers | Consumer discretionary, consumer staples and materials shares were also positive, though below the fund's overall return attributable to its equity portfolio.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Holdings in the real estate and energy sectors saw negative returns during the period detracting from the fund's performance.
Fixed income holdings | The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Asset Allocation Trust (Series II/JAIFX)	15.92%	7.83%	7.82%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.04%	8.67%	8.52%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,189,184,726
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	67.3%
Corporate bonds	10.3%
Collateralized mortgage obligations	10.2%
U.S. Government and agency obligations	7.0%
Asset-backed securities	2.5%
Foreign government obligations	0.2%
Municipal bonds	0.1%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMAS-A-II

12/24
2/25

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series III/JAIDX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series III/JAIDX)	$29	0.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Asset Allocation Trust (Series III/JAIDX) returned 16.50% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in most equity sectors produced positive returns for the fund, with information technology, financials and communication services companies particularly additive to results.
Other strong performers | Consumer discretionary, consumer staples and materials shares were also positive, though below the fund's overall return attributable to its equity portfolio.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Holdings in the real estate and energy sectors saw negative returns during the period detracting from the fund's performance.
Fixed income holdings | The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Asset Allocation Trust (Series III/JAIDX)	16.50%	8.31%	8.30%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.04%	8.67%	8.52%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,189,184,726
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	67.3%
Corporate bonds	10.3%
Collateralized mortgage obligations	10.2%
U.S. Government and agency obligations	7.0%
Asset-backed securities	2.5%
Foreign government obligations	0.2%
Municipal bonds	0.1%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMAS-A-III

12/24
2/25

John Hancock Variable Insurance Trust
American Global Growth Trust
Series I/JAJQX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series I/JAJQX)	$69	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Global Growth Trust (Series I/JAJQX) returned 13.20% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in a majority of equity sectors produced positive contribution, with shares of information technology, financials and communication services companies particularly additive to results.
Country allocation | Geographically, investments based in the U.S., Taiwan and Canada were additive.
Other strong performers | Industrials and consumer discretionary sectors were also positive, although below the fund’s overall return.
TOP PERFORMANCE DETRACTORS
Weakest sectors | On the contrary, holdings in the consumer staples, energy and health care sectors weighed on results during the period.
Country allocation | Investments in South Korea and Denmark posted negative overall returns detracting from the fund’s performance.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Global Growth Trust (Series I/JAJQX)	13.20%	9.33%	10.32%
MSCI ACWI	17.49%	10.06%	9.23%

The fund has designated MSCI ACWI as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$195,647,983
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.5%
Consumer discretionary	14.8%
Industrials	14.2%
Financials	13.2%
Health care	11.9%
Communication services	5.7%
Consumer staples	3.1%
Energy	2.7%
Materials	2.1%
Utilities	0.5%
Real estate	0.5%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGL-A-I

12/24
2/25

John Hancock Variable Insurance Trust
American Global Growth Trust
Series II/JAHWX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series II/JAHWX)	$77	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Global Growth Trust (Series II/JAHWX) returned 13.15% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in a majority of equity sectors produced positive contribution, with shares of information technology, financials and communication services companies particularly additive to results.
Country allocation | Geographically, investments based in the U.S., Taiwan and Canada were additive.
Other strong performers | Industrials and consumer discretionary sectors were also positive, although below the fund’s overall return.
TOP PERFORMANCE DETRACTORS
Weakest sectors | On the contrary, holdings in the consumer staples, energy and health care sectors weighed on results during the period.
Country allocation | Investments in South Korea and Denmark posted negative overall returns detracting from the fund’s performance.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Global Growth Trust (Series II/JAHWX)	13.15%	9.25%	10.23%
MSCI ACWI	17.49%	10.06%	9.23%

The fund has designated MSCI ACWI as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$195,647,983
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.5%
Consumer discretionary	14.8%
Industrials	14.2%
Financials	13.2%
Health care	11.9%
Communication services	5.7%
Consumer staples	3.1%
Energy	2.7%
Materials	2.1%
Utilities	0.5%
Real estate	0.5%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGL-A-II

12/24
2/25

John Hancock Variable Insurance Trust
American Global Growth Trust
Series III/JAHVX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series III/JAHVX)	$32	0.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Global Growth Trust (Series III/JAHVX) returned 13.58% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in a majority of equity sectors produced positive contribution, with shares of information technology, financials and communication services companies particularly additive to results.
Country allocation | Geographically, investments based in the U.S., Taiwan and Canada were additive.
Other strong performers | Industrials and consumer discretionary sectors were also positive, although below the fund’s overall return.
TOP PERFORMANCE DETRACTORS
Weakest sectors | On the contrary, holdings in the consumer staples, energy and health care sectors weighed on results during the period.
Country allocation | Investments in South Korea and Denmark posted negative overall returns detracting from the fund’s performance.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Global Growth Trust (Series III/JAHVX)	13.58%	9.72%	10.71%
MSCI ACWI	17.49%	10.06%	9.23%

The fund has designated MSCI ACWI as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$195,647,983
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.5%
Consumer discretionary	14.8%
Industrials	14.2%
Financials	13.2%
Health care	11.9%
Communication services	5.7%
Consumer staples	3.1%
Energy	2.7%
Materials	2.1%
Utilities	0.5%
Real estate	0.5%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGL-A-III

12/24
2/25

John Hancock Variable Insurance Trust
American Growth Trust
Series I/JAHJX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series I/JAHJX)	$72	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Growth Trust (Series I/JAHJX) returned 31.09% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Overall, most sectors added to the fund’s positive results with communication services and information technology holdings leading the way.
Other strong performers | Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to the fund’s results.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Holdings in the energy and consumer staples sectors weighed on the fund’s results given negative returns.
Other detractors | Holdings in real estate also slightly detracted from the fund's performance.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth Trust (Series I/JAHJX)	31.09%	18.39%	16.15%
S&P 500 Index	25.02%	14.53%	13.10%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,021,728,308
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	24.1%
Communication services	19.8%
Consumer discretionary	16.0%
Health care	11.7%
Industrials	10.6%
Financials	8.2%
Energy	2.8%
Consumer staples	2.2%
Materials	1.5%
Utilities	0.6%
Real estate	0.5%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGR-A-I

12/24
2/25

John Hancock Variable Insurance Trust
American Growth Trust
Series II/JAHKX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series II/JAHKX)	$79	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Growth Trust (Series II/JAHKX) returned 31.03% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Overall, most sectors added to the fund’s positive results with communication services and information technology holdings leading the way.
Other strong performers | Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to the fund’s results.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Holdings in the energy and consumer staples sectors weighed on the fund’s results given negative returns.
Other detractors | Holdings in real estate also slightly detracted from the fund's performance.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth Trust (Series II/JAHKX)	31.03%	18.32%	16.07%
S&P 500 Index	25.02%	14.53%	13.10%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,021,728,308
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	24.1%
Communication services	19.8%
Consumer discretionary	16.0%
Health care	11.7%
Industrials	10.6%
Financials	8.2%
Energy	2.8%
Consumer staples	2.2%
Materials	1.5%
Utilities	0.6%
Real estate	0.5%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGR-A-II

12/24
2/25

John Hancock Variable Insurance Trust
American Growth Trust
Series III/JAHGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series III/JAHGX)	$31	0.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Growth Trust (Series III/JAHGX) returned 31.60% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Overall, most sectors added to the fund’s positive results with communication services and information technology holdings leading the way.
Other strong performers | Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to the fund’s results.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Holdings in the energy and consumer staples sectors weighed on the fund’s results given negative returns.
Other detractors | Holdings in real estate also slightly detracted from the fund's performance.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth Trust (Series III/JAHGX)	31.60%	18.80%	16.56%
S&P 500 Index	25.02%	14.53%	13.10%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,021,728,308
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	24.1%
Communication services	19.8%
Consumer discretionary	16.0%
Health care	11.7%
Industrials	10.6%
Financials	8.2%
Energy	2.8%
Consumer staples	2.2%
Materials	1.5%
Utilities	0.6%
Real estate	0.5%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGR-A-III

12/24
2/25

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series I/JAHQX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series I/JAHQX)	$70	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Growth-Income Trust (Series I/JAHQX) returned 23.71% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Within the fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive.
Industrials | This sector, while underperforming the fund’s overall return, was a strong contributor to the fund’s performance.
Other strong performers | Financials and utilities companies also saw returns surpassing those of the overall fund.

TOP PERFORMANCE DETRACTORS
Weakest sector | Conversely, holdings in materials posted negative overall returns detracting from fund performance.
Weakest contributor | Holdings in real estate, while still positive, contributed less than the broader fund’s overall return.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth-Income Trust (Series I/JAHQX)	23.71%	12.59%	11.80%
S&P 500 Index	25.02%	14.53%	13.10%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$962,509,784
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	23.7%
Industrials	13.9%
Health care	13.1%
Financials	11.2%
Consumer discretionary	10.4%
Communication services	10.2%
Energy	3.4%
Consumer staples	3.4%
Materials	3.1%
Real estate	2.2%
Utilities	2.0%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGI-A-I

12/24
2/25

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series II/JAHRX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series II/JAHRX)	$79	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Growth-Income Trust (Series II/JAHRX) returned 23.66% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Within the fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive.
Industrials | This sector, while underperforming the fund’s overall return, was a strong contributor to the fund’s performance.
Other strong performers | Financials and utilities companies also saw returns surpassing those of the overall fund.

TOP PERFORMANCE DETRACTORS
Weakest sector | Conversely, holdings in materials posted negative overall returns detracting from fund performance.
Weakest contributor | Holdings in real estate, while still positive, contributed less than the broader fund’s overall return.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth-Income Trust (Series II/JAHRX)	23.66%	12.50%	11.70%
S&P 500 Index	25.02%	14.53%	13.10%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$962,509,784
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	23.7%
Industrials	13.9%
Health care	13.1%
Financials	11.2%
Consumer discretionary	10.4%
Communication services	10.2%
Energy	3.4%
Consumer staples	3.4%
Materials	3.1%
Real estate	2.2%
Utilities	2.0%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGI-A-II

12/24
2/25

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series III/JAHUX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series III/JAHUX)	$31	0.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American Growth-Income Trust (Series III/JAHUX) returned 24.17% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Within the fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive.
Industrials | This sector, while underperforming the fund’s overall return, was a strong contributor to the fund’s performance.
Other strong performers | Financials and utilities companies also saw returns surpassing those of the overall fund.

TOP PERFORMANCE DETRACTORS
Weakest sector | Conversely, holdings in materials posted negative overall returns detracting from fund performance.
Weakest contributor | Holdings in real estate, while still positive, contributed less than the broader fund’s overall return.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth-Income Trust (Series III/JAHUX)	24.17%	12.98%	12.19%
S&P 500 Index	25.02%	14.53%	13.10%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$962,509,784
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	23.7%
Industrials	13.9%
Health care	13.1%
Financials	11.2%
Consumer discretionary	10.4%
Communication services	10.2%
Energy	3.4%
Consumer staples	3.4%
Materials	3.1%
Real estate	2.2%
Utilities	2.0%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGI-A-III

12/24
2/25

John Hancock Variable Insurance Trust
American International Trust
Series I/JAHLX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series I/JAHLX)	$64	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American International Trust (Series I/JAHLX) returned 2.79% for the year ended December 31, 2024. During the fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the third-quarter. Japan saw modest growth after a first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors added to the fund’s positive returns, particularly communication services, information technology and industrials. Likewise, consumer discretionary returns surpassed those of the overall portfolio contributing to fund performance.
Other positive performers | Financials and consumer staples were also positive, though below the portfolio’s return.
Region allocation | Geographically, holdings in companies listed in Canada and emerging markets were especially additive.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Investments in the energy, health care and materials sectors were notable detractors to overall results. Real estate, while having a smaller weighting, also detracted.
Region allocation | Likewise, the fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American International Trust (Series I/JAHLX)	2.79%	0.85%	3.63%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

The fund has designated MSCI ACWI ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$349,009,594
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Industrials	20.6%
Information technology	14.6%
Consumer discretionary	11.2%
Financials	11.1%
Health care	10.8%
Materials	10.5%
Communication services	6.8%
Energy	4.1%
Consumer staples	3.2%
Utilities	1.0%
Real estate	0.3%
Short-term investments and other	5.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMIN-A-I

12/24
2/25

John Hancock Variable Insurance Trust
American International Trust
Series II/JAHMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series II/JAHMX)	$76	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American International Trust (Series II/JAHMX) returned 2.61% for the year ended December 31, 2024. During the fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the third-quarter. Japan saw modest growth after a first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors added to the fund’s positive returns, particularly communication services, information technology and industrials. Likewise, consumer discretionary returns surpassed those of the overall portfolio contributing to fund performance.
Other positive performers | Financials and consumer staples were also positive, though below the portfolio’s return.
Region allocation | Geographically, holdings in companies listed in Canada and emerging markets were especially additive.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Investments in the energy, health care and materials sectors were notable detractors to overall results. Real estate, while having a smaller weighting, also detracted.
Region allocation | Likewise, the fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American International Trust (Series II/JAHMX)	2.61%	0.72%	3.49%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

The fund has designated MSCI ACWI ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$349,009,594
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Industrials	20.6%
Information technology	14.6%
Consumer discretionary	11.2%
Financials	11.1%
Health care	10.8%
Materials	10.5%
Communication services	6.8%
Energy	4.1%
Consumer staples	3.2%
Utilities	1.0%
Real estate	0.3%
Short-term investments and other	5.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMIN-A-II

12/24
2/25

John Hancock Variable Insurance Trust
American International Trust
Series III/JAHPX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series III/JAHPX)	$28	0.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
American International Trust (Series III/JAHPX) returned 3.10% for the year ended December 31, 2024. During the fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the third-quarter. Japan saw modest growth after a first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors added to the fund’s positive returns, particularly communication services, information technology and industrials. Likewise, consumer discretionary returns surpassed those of the overall portfolio contributing to fund performance.
Other positive performers | Financials and consumer staples were also positive, though below the portfolio’s return.
Region allocation | Geographically, holdings in companies listed in Canada and emerging markets were especially additive.

TOP PERFORMANCE DETRACTORS
Weakest sectors | Investments in the energy, health care and materials sectors were notable detractors to overall results. Real estate, while having a smaller weighting, also detracted.
Region allocation | Likewise, the fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.

The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American International Trust (Series III/JAHPX)	3.10%	1.19%	3.98%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

The fund has designated MSCI ACWI ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$349,009,594
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Industrials	20.6%
Information technology	14.6%
Consumer discretionary	11.2%
Financials	11.1%
Health care	10.8%
Materials	10.5%
Communication services	6.8%
Energy	4.1%
Consumer staples	3.2%
Utilities	1.0%
Real estate	0.3%
Short-term investments and other	5.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMIN-A-III

12/24
2/25

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series I/JADZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series I/JADZX)	$92	0.78%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Trust (Series I/JADZX) returned 35.65% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | The information technology sector was the leading contributor to absolute performance in the portfolio during the period. Notable contributors included NVIDIA Corp and Apple Inc.
Communication Services | The communication services sector also boosted absolute performance driven by Meta Platforms, Inc. and Alphabet, Inc.
Consumer Discretionary | The consumer discretionary sector contributed by posting positive absolute returns for the period driven by Amazon.com Inc.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from absolute performance driven by Schlumberger, Ltd.
Consumer Staples | The consumer staples sector detracted by posting negative absolute returns for the period driven by Dollar General Corp.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Trust (Series I/JADZX)	35.65%	14.54%	14.82%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,077,176,426
Total number of portfolio holdings	82
Total advisory fees paid (net)	$13,764,623
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.3%
Microsoft Corp.	11.5%
Apple, Inc.	9.2%
Amazon.com, Inc.	8.8%
Alphabet, Inc., Class C	6.3%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.2%
Eli Lilly & Company	3.0%
Visa, Inc., Class A	2.9%
Mastercard, Inc., Class A	2.4%

Sector Composition
Information technology	43.1%
Consumer discretionary	17.3%
Communication services	16.0%
Financials	10.7%
Health care	8.4%
Industrials	1.7%
Consumer staples	0.8%
Materials	0.7%
Utilities	0.7%
Energy	0.2%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
BLUG-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series II/JADYX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series II/JADYX)	$115	0.98%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Trust (Series II/JADYX) returned 35.36% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | The information technology sector was the leading contributor to absolute performance in the portfolio during the period. Notable contributors included NVIDIA Corp and Apple Inc.
Communication Services | The communication services sector also boosted absolute performance driven by Meta Platforms, Inc. and Alphabet, Inc.
Consumer Discretionary | The consumer discretionary sector contributed by posting positive absolute returns for the period driven by Amazon.com Inc.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from absolute performance driven by Schlumberger, Ltd.
Consumer Staples | The consumer staples sector detracted by posting negative absolute returns for the period driven by Dollar General Corp.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Trust (Series II/JADYX)	35.36%	14.31%	14.58%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,077,176,426
Total number of portfolio holdings	82
Total advisory fees paid (net)	$13,764,623
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.3%
Microsoft Corp.	11.5%
Apple, Inc.	9.2%
Amazon.com, Inc.	8.8%
Alphabet, Inc., Class C	6.3%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.2%
Eli Lilly & Company	3.0%
Visa, Inc., Class A	2.9%
Mastercard, Inc., Class A	2.4%

Sector Composition
Information technology	43.1%
Consumer discretionary	17.3%
Communication services	16.0%
Financials	10.7%
Health care	8.4%
Industrials	1.7%
Consumer staples	0.8%
Materials	0.7%
Utilities	0.7%
Energy	0.2%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
BLUG-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series NAV/JAEDX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series NAV/JAEDX)	$86	0.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Blue Chip Growth Trust (Series NAV/JAEDX) returned 35.73% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | The information technology sector was the leading contributor to absolute performance in the portfolio during the period. Notable contributors included NVIDIA Corp and Apple Inc.
Communication Services | The communication services sector also boosted absolute performance driven by Meta Platforms, Inc. and Alphabet, Inc.
Consumer Discretionary | The consumer discretionary sector contributed by posting positive absolute returns for the period driven by Amazon.com Inc.

TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from absolute performance driven by Schlumberger, Ltd.
Consumer Staples | The consumer staples sector detracted by posting negative absolute returns for the period driven by Dollar General Corp.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Trust (Series NAV/JAEDX)	35.73%	14.60%	14.87%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,077,176,426
Total number of portfolio holdings	82
Total advisory fees paid (net)	$13,764,623
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.3%
Microsoft Corp.	11.5%
Apple, Inc.	9.2%
Amazon.com, Inc.	8.8%
Alphabet, Inc., Class C	6.3%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.2%
Eli Lilly & Company	3.0%
Visa, Inc., Class A	2.9%
Mastercard, Inc., Class A	2.4%

Sector Composition
Information technology	43.1%
Consumer discretionary	17.3%
Communication services	16.0%
Financials	10.7%
Health care	8.4%
Industrials	1.7%
Consumer staples	0.8%
Materials	0.7%
Utilities	0.7%
Energy	0.2%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
BLUG-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Capital Appreciation Trust
Series I/JAFHX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Capital Appreciation Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Trust (Series I/JAFHX)	$91	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Capital Appreciation Trust (Series I/JAFHX) returned 30.81% for the year ended December 31, 2024. Capital asset prices increased over the period, ending the year at near record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The U.S. Federal Reserve lowered the federal funds rate at each of its last three meetings of the year bringing the effective federal funds rate to 4.3% from 5.3% when the year began. Equity prices responded favorably to the interest rate cuts, especially interest rate sensitive sectors of the market.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The top performing sectors were information technology, communication services and consumer discretionary.
Holdings | The top individual contributors included NVIDIA Corp., Broadcom, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Netflix, Inc.

TOP PERFORMANCE DETRACTORS
Sectors | The real estate and industrials sectors were the only absolute detractors.
Holdings | Top individual detractors included Lululemon Athletica, Inc., MongoDB, Inc., The Boeing Company, Snowflake, Inc. and Adobe, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Jennison Associates LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Trust (Series I/JAFHX)	30.81%	17.61%	16.14%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$685,787,464
Total number of portfolio holdings	54
Total advisory fees paid (net)	$4,522,445
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.3%
Amazon.com, Inc.	8.7%
Microsoft Corp.	7.1%
Apple, Inc.	5.9%
Broadcom, Inc.	5.6%
Meta Platforms, Inc., Class A	5.5%
Netflix, Inc.	4.0%
Tesla, Inc.	3.2%
Mastercard, Inc., Class A	2.6%
Eli Lilly & Company	2.5%

Sector Composition
Information technology	38.6%
Consumer discretionary	19.4%
Communication services	17.0%
Health care	8.1%
Financials	6.9%
Industrials	5.5%
Consumer staples	3.8%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAPA-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Capital Appreciation Trust
Series II/JAFJX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Capital Appreciation Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Trust (Series II/JAFJX)	$114	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Capital Appreciation Trust (Series II/JAFJX) returned 30.54% for the year ended December 31, 2024. Capital asset prices increased over the period, ending the year at near record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The U.S. Federal Reserve lowered the federal funds rate at each of its last three meetings of the year bringing the effective federal funds rate to 4.3% from 5.3% when the year began. Equity prices responded favorably to the interest rate cuts, especially interest rate sensitive sectors of the market.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The top performing sectors were information technology, communication services and consumer discretionary.
Holdings | The top individual contributors included NVIDIA Corp., Broadcom, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Netflix, Inc.

TOP PERFORMANCE DETRACTORS
Sectors | The real estate and industrials sectors were the only absolute detractors.
Holdings | Top individual detractors included Lululemon Athletica, Inc., MongoDB, Inc., The Boeing Company, Snowflake, Inc. and Adobe, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Jennison Associates LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Trust (Series II/JAFJX)	30.54%	17.36%	15.90%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$685,787,464
Total number of portfolio holdings	54
Total advisory fees paid (net)	$4,522,445
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.3%
Amazon.com, Inc.	8.7%
Microsoft Corp.	7.1%
Apple, Inc.	5.9%
Broadcom, Inc.	5.6%
Meta Platforms, Inc., Class A	5.5%
Netflix, Inc.	4.0%
Tesla, Inc.	3.2%
Mastercard, Inc., Class A	2.6%
Eli Lilly & Company	2.5%

Sector Composition
Information technology	38.6%
Consumer discretionary	19.4%
Communication services	17.0%
Health care	8.1%
Financials	6.9%
Industrials	5.5%
Consumer staples	3.8%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAPA-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Capital Appreciation Trust
Series NAV/JAFGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Capital Appreciation Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Trust (Series NAV/JAFGX)	$85	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Capital Appreciation Trust (Series NAV/JAFGX) returned 30.71% for the year ended December 31, 2024. Capital asset prices increased over the period, ending the year at near record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The U.S. Federal Reserve lowered the federal funds rate at each of its last three meetings of the year bringing the effective federal funds rate to 4.3% from 5.3% when the year began. Equity prices responded favorably to the interest rate cuts, especially interest rate sensitive sectors of the market.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The top performing sectors were information technology, communication services and consumer discretionary.
Holdings | The top individual contributors included NVIDIA Corp., Broadcom, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Netflix, Inc.

TOP PERFORMANCE DETRACTORS
Sectors | The real estate and industrials sectors were the only absolute detractors.
Holdings | Top individual detractors included Lululemon Athletica, Inc., MongoDB, Inc., The Boeing Company, Snowflake, Inc. and Adobe, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Jennison Associates LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Trust (Series NAV/JAFGX)	30.71%	17.68%	16.20%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$685,787,464
Total number of portfolio holdings	54
Total advisory fees paid (net)	$4,522,445
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.3%
Amazon.com, Inc.	8.7%
Microsoft Corp.	7.1%
Apple, Inc.	5.9%
Broadcom, Inc.	5.6%
Meta Platforms, Inc., Class A	5.5%
Netflix, Inc.	4.0%
Tesla, Inc.	3.2%
Mastercard, Inc., Class A	2.6%
Eli Lilly & Company	2.5%

Sector Composition
Information technology	38.6%
Consumer discretionary	19.4%
Communication services	17.0%
Health care	8.1%
Financials	6.9%
Industrials	5.5%
Consumer staples	3.8%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAPA-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series I/JAFPX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series I/JAFPX)	$94	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Capital Appreciation Value Trust (Series I/JAFPX) returned 12.33% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sectors contributed to performance by posting positive returns for the period driven by NVIDIA Corp.
Communication services | The communication services sector contributed to performance during the period in absolute terms driven by Meta Platforms, Inc. and Alphabet Inc.
Financials | The financials sector also contributed to performance during the period in absolute terms driven by KKR & Company, Inc.

TOP PERFORMANCE DETRACTORS
Real estate | The real estate sector detracted during the period in absolute terms driven by SBA Communications Corp.
Consumer staples | The consumer staples sector detracted during the period in absolute terms driven by Keurig Dr. Pepper, Inc.
Health care | The health care sector posted negative absolute returns for the period, driven by Cigna Group and Humana, Inc.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Trust (Series I/JAFPX)	12.33%	10.17%	10.25%
S&P 500 Index	25.02%	14.53%	13.10%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.04%	8.67%	8.52%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$476,346,744
Total number of portfolio holdings	318
Total advisory fees paid (net)	$3,712,898
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
U.S. Treasury Note, 4.125%, 10/31/2029	8.3%
Microsoft Corp.	5.2%
U.S. Treasury Note, 3.625%, 08/31/2029	4.1%
Amazon.com, Inc.	3.4%
Becton, Dickinson and Company	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Portfolio Composition
Common stocks	60.6%
U.S. Government	14.7%
Corporate bonds	10.5%
Term loans	8.8%
Preferred securities	0.3%
Asset-backed securities	0.1%
Short-term investments and other	5.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAVA-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series II/JAFQX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series II/JAFQX)	$116	1.09%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Capital Appreciation Value Trust (Series II/JAFQX) returned 12.15% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sectors contributed to performance by posting positive returns for the period driven by NVIDIA Corp.
Communication services | The communication services sector contributed to performance during the period in absolute terms driven by Meta Platforms, Inc. and Alphabet Inc.
Financials | The financials sector also contributed to performance during the period in absolute terms driven by KKR & Company, Inc.

TOP PERFORMANCE DETRACTORS
Real estate | The real estate sector detracted during the period in absolute terms driven by SBA Communications Corp.
Consumer staples | The consumer staples sector detracted during the period in absolute terms driven by Keurig Dr. Pepper, Inc.
Health care | The health care sector posted negative absolute returns for the period, driven by Cigna Group and Humana, Inc.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Trust (Series II/JAFQX)	12.15%	9.95%	10.04%
S&P 500 Index	25.02%	14.53%	13.10%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.04%	8.67%	8.52%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$476,346,744
Total number of portfolio holdings	318
Total advisory fees paid (net)	$3,712,898
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
U.S. Treasury Note, 4.125%, 10/31/2029	8.3%
Microsoft Corp.	5.2%
U.S. Treasury Note, 3.625%, 08/31/2029	4.1%
Amazon.com, Inc.	3.4%
Becton, Dickinson and Company	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Portfolio Composition
Common stocks	60.6%
U.S. Government	14.7%
Corporate bonds	10.5%
Term loans	8.8%
Preferred securities	0.3%
Asset-backed securities	0.1%
Short-term investments and other	5.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAVA-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series NAV/JAFRX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series NAV/JAFRX)	$89	0.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Capital Appreciation Value Trust (Series NAV/JAFRX) returned 12.43% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sectors contributed to performance by posting positive returns for the period driven by NVIDIA Corp.
Communication services | The communication services sector contributed to performance during the period in absolute terms driven by Meta Platforms, Inc. and Alphabet Inc.
Financials | The financials sector also contributed to performance during the period in absolute terms driven by KKR & Company, Inc.

TOP PERFORMANCE DETRACTORS
Real estate | The real estate sector detracted during the period in absolute terms driven by SBA Communications Corp.
Consumer staples | The consumer staples sector detracted during the period in absolute terms driven by Keurig Dr. Pepper, Inc.
Health care | The health care sector posted negative absolute returns for the period, driven by Cigna Group and Humana, Inc.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Trust (Series NAV/JAFRX)	12.43%	10.22%	10.30%
S&P 500 Index	25.02%	14.53%	13.10%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.04%	8.67%	8.52%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$476,346,744
Total number of portfolio holdings	318
Total advisory fees paid (net)	$3,712,898
Portfolio turnover rate	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
U.S. Treasury Note, 4.125%, 10/31/2029	8.3%
Microsoft Corp.	5.2%
U.S. Treasury Note, 3.625%, 08/31/2029	4.1%
Amazon.com, Inc.	3.4%
Becton, Dickinson and Company	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Portfolio Composition
Common stocks	60.6%
U.S. Government	14.7%
Corporate bonds	10.5%
Term loans	8.8%
Preferred securities	0.3%
Asset-backed securities	0.1%
Short-term investments and other	5.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAVA-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series I/JAJHX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series I/JAJHX)	$84	0.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Trust (Series I/JAJHX) declined 0.38% for the year ended December 31, 2024. International markets posted gains for 2024, but finished the year on a down note after Donald Trump and Republican majorities in both houses of Congress won the November elections. Concerns about a renewed wave of tariffs sparked a sell off in overseas markets and sent the U.S. dollar higher against major foreign currencies.
TOP PERFORMANCE CONTRIBUTORS
NatWest Group PLC | The financials sector was the strongest performing area for the year, and the British banking and insurance company was among the top performers for the portfolio.
Beazley PLC | The British insurance company posted strong returns during the year driven in part by improved underwriting results.

TOP PERFORMANCE DETRACTORS
Samsung Electronics Company, Ltd. | The information technology sector detracted from performance led by Samsung Electronics Company, Ltd., after disappointing earnings results due to increased competition and weakness in its semiconductors segment.
Infineon Technologies AG | The German semiconductor manufacturer declined during the period amid softer regional demand and inventory management concerns.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Trust (Series I/JAJHX)	(0.38)%	5.85%	4.39%
MSCI EAFE Index	3.82%	4.73%	5.20%

The fund has designated MSCI EAFE Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$264,897,043
Total number of portfolio holdings	80
Total advisory fees paid (net)	$1,940,566
Portfolio turnover rate	93%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.5%
Sony Group Corp.	2.6%
Prosus NV	2.6%
Hiscox, Ltd.	2.5%
AstraZeneca PLC	2.5%
BAE Systems PLC	2.5%
Alibaba Group Holding, Ltd.	2.4%
Sandoz Group AG	2.4%
The Weir Group PLC	2.4%
Enel SpA	2.2%

Sector Composition
Financials	21.5%
Industrials	16.1%
Consumer discretionary	11.4%
Materials	10.5%
Health care	9.6%
Energy	8.4%
Information technology	5.9%
Consumer staples	4.8%
Communication services	4.4%
Utilities	3.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective December 12, 2024 whereby the annual rate is as follows: a) 0.710% of the first $500 million of aggregate net assets; b) 0.690% of the next $500 million of aggregate net assets; c) 0.680% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets and f) 0.650% of the excess over $5 billion of aggregate net assets.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
DVIT-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series II/JAJIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series II/JAJIX)	$104	1.04%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Trust (Series II/JAJIX) declined 0.56% for the year ended December 31, 2024. International markets posted gains for 2024, but finished the year on a down note after Donald Trump and Republican majorities in both houses of Congress won the November elections. Concerns about a renewed wave of tariffs sparked a sell off in overseas markets and sent the U.S. dollar higher against major foreign currencies.
TOP PERFORMANCE CONTRIBUTORS
NatWest Group PLC | The financials sector was the strongest performing area for the year, and the British banking and insurance company was among the top performers for the portfolio.
Beazley PLC | The British insurance company posted strong returns during the year driven in part by improved underwriting results.

TOP PERFORMANCE DETRACTORS
Samsung Electronics Company, Ltd. | The information technology sector detracted from performance led by Samsung Electronics Company, Ltd., after disappointing earnings results due to increased competition and weakness in its semiconductors segment.
Infineon Technologies AG | The German semiconductor manufacturer declined during the period amid softer regional demand and inventory management concerns.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Trust (Series II/JAJIX)	(0.56)%	5.64%	4.19%
MSCI EAFE Index	3.82%	4.73%	5.20%

The fund has designated MSCI EAFE Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$264,897,043
Total number of portfolio holdings	80
Total advisory fees paid (net)	$1,940,566
Portfolio turnover rate	93%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.5%
Sony Group Corp.	2.6%
Prosus NV	2.6%
Hiscox, Ltd.	2.5%
AstraZeneca PLC	2.5%
BAE Systems PLC	2.5%
Alibaba Group Holding, Ltd.	2.4%
Sandoz Group AG	2.4%
The Weir Group PLC	2.4%
Enel SpA	2.2%

Sector Composition
Financials	21.5%
Industrials	16.1%
Consumer discretionary	11.4%
Materials	10.5%
Health care	9.6%
Energy	8.4%
Information technology	5.9%
Consumer staples	4.8%
Communication services	4.4%
Utilities	3.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective December 12, 2024 whereby the annual rate is as follows: a) 0.710% of the first $500 million of aggregate net assets; b) 0.690% of the next $500 million of aggregate net assets; c) 0.680% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets and f) 0.650% of the excess over $5 billion of aggregate net assets.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
DVIT-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series NAV/JAJJX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series NAV/JAJJX)	$79	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value International Trust (Series NAV/JAJJX) declined 0.35% for the year ended December 31, 2024. International markets posted gains for 2024, but finished the year on a down note after Donald Trump and Republican majorities in both houses of Congress won the November elections. Concerns about a renewed wave of tariffs sparked a sell off in overseas markets and sent the U.S. dollar higher against major foreign currencies.
TOP PERFORMANCE CONTRIBUTORS
NatWest Group PLC | The financials sector was the strongest performing area for the year, and the British banking and insurance company was among the top performers for the portfolio.
Beazley PLC | The British insurance company posted strong returns during the year driven in part by improved underwriting results.

TOP PERFORMANCE DETRACTORS
Samsung Electronics Company, Ltd. | The information technology sector detracted from performance led by Samsung Electronics Company, Ltd., after disappointing earnings results due to increased competition and weakness in its semiconductors segment.
Infineon Technologies AG | The German semiconductor manufacturer declined during the period amid softer regional demand and inventory management concerns.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Trust (Series NAV/JAJJX)	(0.35)%	5.89%	4.45%
MSCI EAFE Index	3.82%	4.73%	5.20%

The fund has designated MSCI EAFE Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$264,897,043
Total number of portfolio holdings	80
Total advisory fees paid (net)	$1,940,566
Portfolio turnover rate	93%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.5%
Sony Group Corp.	2.6%
Prosus NV	2.6%
Hiscox, Ltd.	2.5%
AstraZeneca PLC	2.5%
BAE Systems PLC	2.5%
Alibaba Group Holding, Ltd.	2.4%
Sandoz Group AG	2.4%
The Weir Group PLC	2.4%
Enel SpA	2.2%

Sector Composition
Financials	21.5%
Industrials	16.1%
Consumer discretionary	11.4%
Materials	10.5%
Health care	9.6%
Energy	8.4%
Information technology	5.9%
Consumer staples	4.8%
Communication services	4.4%
Utilities	3.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective December 12, 2024 whereby the annual rate is as follows: a) 0.710% of the first $500 million of aggregate net assets; b) 0.690% of the next $500 million of aggregate net assets; c) 0.680% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets and f) 0.650% of the excess over $5 billion of aggregate net assets.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
DVIT-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series I/JAJBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust, formerly Emerging Markets Value Trust, (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	$106	1.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX) declined 2.48% for the year ended December 31, 2024. Emerging markets lagged developed markets for the year. China’s stock market malaise persisted in the first half of the year, but enjoyed a rally in September as the Chinese government announced a wide-ranging economic stimulus package with a goal of stabilizing the economy and restoring investor confidence. The year was also notable for the underperformance of markets in Latin America, which was affected by U.S. dollar strength. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund benefitted favorably from its allocation to the financials sector which performed well during the period. The fund’s performance in this sector was supported by its position in Kasikornbank PCL NVDR, which was purchased later in the year.
Information technology | The fund benefited from Taiwan Semiconductor Manufacturing Company, Ltd. which had strong performance early in the year.

TOP PERFORMANCE DETRACTORS
Materials | The fund’s notable allocation to the materials sector which underperformed was the primary detractor from absolute performance during the period. A number of positions in this sector, including Hubei Xingfa Chemicals Group Co., Ltd. and Shandong Sunpaper Co., Ltd. were among the securities with the lowest returns on an absolute basis.
Industrials | Positions in industrials in the latter part of the year posted negative returns and detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice. Effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund’s subadvisor.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	(2.48)%	2.70%	3.33%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$218,452,810
Total number of portfolio holdings	178
Total advisory fees paid (net)	$1,751,984
Portfolio turnover rate	264%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.3%
DBS Group Holdings, Ltd.	2.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.5%
Erste Group Bank AG	2.2%
Oversea-Chinese Banking Corp., Ltd.	2.1%
Al Rajhi Bank	2.1%
Geely Automobile Holdings, Ltd.	1.9%
America Movil SAB de CV	1.8%
Eva Airways Corp.	1.8%

Sector Composition
Financials	19.7%
Industrials	16.5%
Information technology	11.6%
Communication services	9.9%
Consumer discretionary	9.9%
Consumer staples	9.4%
Materials	8.0%
Health care	5.4%
Real estate	1.1%
Utilities	0.5%
Short-term investments and other	8.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. (Boston Partners) as the fund's subadvisor. Also effective May 30, 2024, the name of the fund was changed from Emerging Markets Value Trust to Disciplined Value Emerging Markets Equity Trust and the principal investment strategies of the fund were changed to reflect Boston Partners' investment strategy. Specifically, that the fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets.
Additionally, effective May 30, 2024, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Exchange-traded funds (ETFs) risk; High portfolio turnover risk; Illiquid and restricted securities risk; Initial public offerings (IPOs) risk; Lower-rated and high-yield fixed-income securities risk; Master limited partnership (MLP) risk; Preferred and convertible securities risk; Real estate investment trust (REIT) risk and Warrants risk.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EMVA-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series II/JEMTX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust, formerly Emerging Markets Value Trust, (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	$125	1.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX) declined 2.65% for the year ended December 31, 2024. Emerging markets lagged developed markets for the year. China’s stock market malaise persisted in the first half of the year, but enjoyed a rally in September as the Chinese government announced a wide-ranging economic stimulus package with a goal of stabilizing the economy and restoring investor confidence. The year was also notable for the underperformance of markets in Latin America, which was affected by U.S. dollar strength. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund benefitted favorably from its allocation to the financials sector which performed well during the period. The fund’s performance in this sector was supported by its position in Kasikornbank PCL NVDR, which was purchased later in the year.
Information technology | The fund benefited from Taiwan Semiconductor Manufacturing Company, Ltd. which had strong performance early in the year.

TOP PERFORMANCE DETRACTORS
Materials | The fund’s notable allocation to the materials sector which underperformed was the primary detractor from absolute performance during the period. A number of positions in this sector, including Hubei Xingfa Chemicals Group Co., Ltd. and Shandong Sunpaper Co., Ltd. were among the securities with the lowest returns on an absolute basis.
Industrials | Positions in industrials in the latter part of the year posted negative returns and detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	(2.65)%	2.50%	3.13%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Series II shares were first offered 5-27-15. Returns prior to this date are those of Series NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$218,452,810
Total number of portfolio holdings	178
Total advisory fees paid (net)	$1,751,984
Portfolio turnover rate	264%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.3%
DBS Group Holdings, Ltd.	2.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.5%
Erste Group Bank AG	2.2%
Oversea-Chinese Banking Corp., Ltd.	2.1%
Al Rajhi Bank	2.1%
Geely Automobile Holdings, Ltd.	1.9%
America Movil SAB de CV	1.8%
Eva Airways Corp.	1.8%

Sector Composition
Financials	19.7%
Industrials	16.5%
Information technology	11.6%
Communication services	9.9%
Consumer discretionary	9.9%
Consumer staples	9.4%
Materials	8.0%
Health care	5.4%
Real estate	1.1%
Utilities	0.5%
Short-term investments and other	8.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. (Boston Partners) as the fund's subadvisor. Also effective May 30, 2024, the name of the fund was changed from Emerging Markets Value Trust to Disciplined Value Emerging Markets Equity Trust and the principal investment strategies of the fund were changed to reflect Boston Partners' investment strategy. Specifically, that the fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets.
Additionally, effective May 30, 2024, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Exchange-traded funds (ETFs) risk; High portfolio turnover risk; Illiquid and restricted securities risk; Initial public offerings (IPOs) risk; Lower-rated and high-yield fixed-income securities risk; Master limited partnership (MLP) risk; Preferred and convertible securities risk; Real estate investment trust (REIT) risk and Warrants risk.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EMVA-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series NAV/JHVTX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust, formerly Emerging Markets Value Trust, (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	$101	1.02%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX) declined 2.44% for the year ended December 31, 2024. Emerging markets lagged developed markets for the year. China’s stock market malaise persisted in the first half of the year, but enjoyed a rally in September as the Chinese government announced a wide-ranging economic stimulus package with a goal of stabilizing the economy and restoring investor confidence. The year was also notable for the underperformance of markets in Latin America, which was affected by U.S. dollar strength. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund benefitted favorably from its allocation to the financials sector which performed well during the period. The fund’s performance in this sector was supported by its position in Kasikornbank PCL NVDR, which was purchased later in the year.
Information technology | The fund benefited from Taiwan Semiconductor Manufacturing Company, Ltd. which had strong performance early in the year.

TOP PERFORMANCE DETRACTORS
Materials | The fund’s notable allocation to the materials sector which underperformed was the primary detractor from absolute performance during the period. A number of positions in this sector, including Hubei Xingfa Chemicals Group Co., Ltd. and Shandong Sunpaper Co., Ltd. were among the securities with the lowest returns on an absolute basis.
Industrials | Positions in industrials in the latter part of the year posted negative returns and detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	(2.44)%	2.75%	3.38%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

The fund has designated MSCI Emerging Markets Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$218,452,810
Total number of portfolio holdings	178
Total advisory fees paid (net)	$1,751,984
Portfolio turnover rate	264%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.3%
DBS Group Holdings, Ltd.	2.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.5%
Erste Group Bank AG	2.2%
Oversea-Chinese Banking Corp., Ltd.	2.1%
Al Rajhi Bank	2.1%
Geely Automobile Holdings, Ltd.	1.9%
America Movil SAB de CV	1.8%
Eva Airways Corp.	1.8%

Sector Composition
Financials	19.7%
Industrials	16.5%
Information technology	11.6%
Communication services	9.9%
Consumer discretionary	9.9%
Consumer staples	9.4%
Materials	8.0%
Health care	5.4%
Real estate	1.1%
Utilities	0.5%
Short-term investments and other	8.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. (Boston Partners) as the fund's subadvisor. Also effective May 30, 2024, the name of the fund was changed from Emerging Markets Value Trust to Disciplined Value Emerging Markets Equity Trust and the principal investment strategies of the fund were changed to reflect Boston Partners' investment strategy. Specifically, that the fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets.
Additionally, effective May 30, 2024, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Exchange-traded funds (ETFs) risk; High portfolio turnover risk; Illiquid and restricted securities risk; Initial public offerings (IPOs) risk; Lower-rated and high-yield fixed-income securities risk; Master limited partnership (MLP) risk; Preferred and convertible securities risk; Real estate investment trust (REIT) risk and Warrants risk.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EMVA-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Equity Income Trust
Series I/JAEGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series I/JAEGX)	$78	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Trust (Series I/JAEGX) returned 11.67% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to performance during the period in absolute terms driven by Wells Fargo & Company.
Materials | The materials sector also contributed to absolute performance driven by International Paper Company.
Utilities | The utilities sector further contributed to absolute performance driven by The Southern Company.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted from absolute performance driven by Kohl's Corp.
Health care | The health care sector also detracted during the period in absolute terms driven by CVS Health Corp.
Real estate | The real estate sector further detracted during the period in absolute terms driven by Weyerhaeuser Company.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Trust (Series I/JAEGX)	11.67%	8.37%	8.23%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,367,074,964
Total number of portfolio holdings	128
Total advisory fees paid (net)	$9,127,865
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.3%
MetLife, Inc.	2.2%
The Southern Company	2.0%
Qualcomm, Inc.	1.9%
Chubb, Ltd.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
American International Group, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Becton, Dickinson and Company	1.7%

Sector Composition
Financials	23.2%
Health care	15.2%
Industrials	13.3%
Energy	9.2%
Information technology	8.9%
Consumer staples	8.6%
Utilities	6.4%
Real estate	3.9%
Communication services	3.9%
Materials	3.4%
Consumer discretionary	2.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EQIN-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Equity Income Trust
Series II/JAEFX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series II/JAEFX)	$99	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Trust (Series II/JAEFX) returned 11.36% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to performance during the period in absolute terms driven by Wells Fargo & Company.
Materials | The materials sector also contributed to absolute performance driven by International Paper Company.
Utilities | The utilities sector further contributed to absolute performance driven by The Southern Company.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted from absolute performance driven by Kohl's Corp.
Health care | The health care sector also detracted during the period in absolute terms driven by CVS Health Corp.
Real estate | The real estate sector further detracted during the period in absolute terms driven by Weyerhaeuser Company.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Trust (Series II/JAEFX)	11.36%	8.14%	8.02%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,367,074,964
Total number of portfolio holdings	128
Total advisory fees paid (net)	$9,127,865
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.3%
MetLife, Inc.	2.2%
The Southern Company	2.0%
Qualcomm, Inc.	1.9%
Chubb, Ltd.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
American International Group, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Becton, Dickinson and Company	1.7%

Sector Composition
Financials	23.2%
Health care	15.2%
Industrials	13.3%
Energy	9.2%
Information technology	8.9%
Consumer staples	8.6%
Utilities	6.4%
Real estate	3.9%
Communication services	3.9%
Materials	3.4%
Consumer discretionary	2.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EQIN-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Equity Income Trust
Series NAV/JAEEX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series NAV/JAEEX)	$73	0.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Trust (Series NAV/JAEEX) returned 11.67% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to performance during the period in absolute terms driven by Wells Fargo & Company.
Materials | The materials sector also contributed to absolute performance driven by International Paper Company.
Utilities | The utilities sector further contributed to absolute performance driven by The Southern Company.

TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted from absolute performance driven by Kohl's Corp.
Health care | The health care sector also detracted during the period in absolute terms driven by CVS Health Corp.
Real estate | The real estate sector further detracted during the period in absolute terms driven by Weyerhaeuser Company.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Trust (Series NAV/JAEEX)	11.67%	8.42%	8.29%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,367,074,964
Total number of portfolio holdings	128
Total advisory fees paid (net)	$9,127,865
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.3%
MetLife, Inc.	2.2%
The Southern Company	2.0%
Qualcomm, Inc.	1.9%
Chubb, Ltd.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
American International Group, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Becton, Dickinson and Company	1.7%

Sector Composition
Financials	23.2%
Health care	15.2%
Industrials	13.3%
Energy	9.2%
Information technology	8.9%
Consumer staples	8.6%
Utilities	6.4%
Real estate	3.9%
Communication services	3.9%
Materials	3.4%
Consumer discretionary	2.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EQIN-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Financial Industries Trust
Series I/JEFSX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series I/JEFSX)	$107	0.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Trust (Series I/JEFSX) returned 30.23% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Diversified banks | Emphasis in the diversified banks industry was a key contributor to absolute performance.
Other industries | Asset management and custody banks also contributed to absolute performance. Its holding in KKR & Company, Inc. was a leading individual stock performer.
Individual holdings | American Express Company, The Goldman Sachs Group, Inc. and M&T Bank Corp. were among the top performing holdings on an absolute basis.

TOP PERFORMANCE DETRACTORS
Industry detractors | Industrial REITs and other diversified financial services detracted from performance on an absolute basis.
Single-stock detractors | Adyen NV, TriCo Bancshares, and Flagstar Financial, Inc. were among the largest detractors to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Trust (Series I/JEFSX)	30.23%	9.41%	9.00%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Financials Index	30.56%	11.70%	11.43%
Lipper Financial Services Index	28.91%	12.27%	10.71%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$141,841,161
Total number of portfolio holdings	56
Total advisory fees paid (net)	$959,540
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.7%
Bank of America Corp.	3.4%
Wells Fargo & Company	3.3%
Citigroup, Inc.	3.2%
Discover Financial Services	3.1%
JPMorgan Chase & Co.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Nasdaq, Inc.	3.0%
American Express Company	3.0%
The Allstate Corp.	2.9%

Industry Composition
Banks	38.6%
Insurance	22.6%
Capital markets	19.0%
Financial services	10.5%
Consumer finance	6.1%
Specialized REITs	1.3%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FINI-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Financial Industries Trust
Series II/JEFCX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series II/JEFCX)	$130	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Trust (Series II/JEFCX) returned 29.99% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Diversified banks | Emphasis in the diversified banks industry was a key contributor to absolute performance.
Other industries | Asset management and custody banks also contributed to absolute performance. Its holding in KKR & Company, Inc. was a leading individual stock performer.
Individual holdings | American Express Company, The Goldman Sachs Group, Inc. and M&T Bank Corp. were among the top performing holdings on an absolute basis.

TOP PERFORMANCE DETRACTORS
Industry detractors | Industrial REITs and other diversified financial services detracted from performance on an absolute basis.
Single-stock detractors | Adyen NV, TriCo Bancshares, and Flagstar Financial, Inc. were among the largest detractors to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Trust (Series II/JEFCX)	29.99%	9.18%	8.78%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Financials Index	30.56%	11.70%	11.43%
Lipper Financial Services Index	28.91%	12.27%	10.71%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$141,841,161
Total number of portfolio holdings	56
Total advisory fees paid (net)	$959,540
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.7%
Bank of America Corp.	3.4%
Wells Fargo & Company	3.3%
Citigroup, Inc.	3.2%
Discover Financial Services	3.1%
JPMorgan Chase & Co.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Nasdaq, Inc.	3.0%
American Express Company	3.0%
The Allstate Corp.	2.9%

Industry Composition
Banks	38.6%
Insurance	22.6%
Capital markets	19.0%
Financial services	10.5%
Consumer finance	6.1%
Specialized REITs	1.3%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FINI-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Financial Industries Trust
Series NAV/JAFNX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series NAV/JAFNX)	$101	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Trust (Series NAV/JAFNX) returned 30.36% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Diversified banks | Emphasis in the diversified banks industry was a key contributor to absolute performance.
Other industries | Asset management and custody banks also contributed to absolute performance. Its holding in KKR & Company, Inc. was a leading individual stock performer.
Individual holdings | American Express Company, The Goldman Sachs Group, Inc. and M&T Bank Corp. were among the top performing holdings on an absolute basis.

TOP PERFORMANCE DETRACTORS
Industry detractors | Industrial REITs and other diversified financial services detracted from performance on an absolute basis.
Single-stock detractors | Adyen NV, TriCo Bancshares, and Flagstar Financial, Inc. were among the largest detractors to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Trust (Series NAV/JAFNX)	30.36%	9.47%	9.05%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Financials Index	30.56%	11.70%	11.43%
Lipper Financial Services Index	28.91%	12.27%	10.71%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$141,841,161
Total number of portfolio holdings	56
Total advisory fees paid (net)	$959,540
Portfolio turnover rate	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.7%
Bank of America Corp.	3.4%
Wells Fargo & Company	3.3%
Citigroup, Inc.	3.2%
Discover Financial Services	3.1%
JPMorgan Chase & Co.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Nasdaq, Inc.	3.0%
American Express Company	3.0%
The Allstate Corp.	2.9%

Industry Composition
Banks	38.6%
Insurance	22.6%
Capital markets	19.0%
Financial services	10.5%
Consumer finance	6.1%
Specialized REITs	1.3%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FINI-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series I/JEQAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series I/JEQAX)	$84	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Trust (Series I/JEQAX) returned 24.16% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from positive performance in the sector. NVIDIA Corp. was a strong contributor to absolute performance.
Financials | Financials also contributed to performance. Notable holdings included KKR & Company, Inc., Morgan Stanley and The Goldman Sachs Group, Inc.

TOP PERFORMANCE DETRACTORS
Sector detractors | Real estate, consumer staples and health care detracted from performance on an absolute basis.
Single-stock detractors | Mobileye Global, Inc., Crown Castle, Inc. and Polaris, Inc. were among the largest detractors to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Trust (Series I/JEQAX)	24.16%	16.10%	13.66%
Russell 3000 Index	23.81%	13.86%	12.55%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,649,678,736
Total number of portfolio holdings	50
Total advisory fees paid (net)	$16,595,497
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.3%
NVIDIA Corp.	7.6%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.8%
Workday, Inc., Class A	4.1%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.6%
KKR & Company, Inc.	3.6%
Lennar Corp., Class A	3.2%
Morgan Stanley	3.0%

Sector Composition
Information technology	30.8%
Consumer discretionary	23.9%
Financials	13.7%
Communication services	10.0%
Industrials	4.9%
Health care	4.8%
Energy	4.7%
Real estate	2.5%
Consumer staples	2.1%
Materials	0.9%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FUAC-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series II/JFLGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series II/JFLGX)	$106	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Trust (Series II/JFLGX) returned 23.92% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from positive performance in the sector. NVIDIA Corp. was a strong contributor to absolute performance.
Financials | Financials also contributed to performance. Notable holdings included KKR & Company, Inc., Morgan Stanley and The Goldman Sachs Group, Inc.

TOP PERFORMANCE DETRACTORS
Sector detractors | Real estate, consumer staples and health care detracted from performance on an absolute basis.
Single-stock detractors | Mobileye Global, Inc., Crown Castle, Inc. and Polaris, Inc. were among the largest detractors to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Trust (Series II/JFLGX)	23.92%	15.87%	13.43%
Russell 3000 Index	23.81%	13.86%	12.55%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,649,678,736
Total number of portfolio holdings	50
Total advisory fees paid (net)	$16,595,497
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.3%
NVIDIA Corp.	7.6%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.8%
Workday, Inc., Class A	4.1%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.6%
KKR & Company, Inc.	3.6%
Lennar Corp., Class A	3.2%
Morgan Stanley	3.0%

Sector Composition
Information technology	30.8%
Consumer discretionary	23.9%
Financials	13.7%
Communication services	10.0%
Industrials	4.9%
Health care	4.8%
Energy	4.7%
Real estate	2.5%
Consumer staples	2.1%
Materials	0.9%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FUAC-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series NAV/JADDX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series NAV/JADDX)	$78	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental All Cap Core Trust (Series NAV/JADDX) returned 24.24% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from positive performance in the sector. NVIDIA Corp. was a strong contributor to absolute performance.
Financials | Financials also contributed to performance. Notable holdings included KKR & Company, Inc., Morgan Stanley and The Goldman Sachs Group, Inc.

TOP PERFORMANCE DETRACTORS
Sector detractors | Real estate, consumer staples and health care detracted from performance on an absolute basis.
Single-stock detractors | Mobileye Global, Inc., Crown Castle, Inc. and Polaris, Inc. were among the largest detractors to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Trust (Series NAV/JADDX)	24.24%	16.16%	13.71%
Russell 3000 Index	23.81%	13.86%	12.55%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,649,678,736
Total number of portfolio holdings	50
Total advisory fees paid (net)	$16,595,497
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.3%
NVIDIA Corp.	7.6%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.8%
Workday, Inc., Class A	4.1%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.6%
KKR & Company, Inc.	3.6%
Lennar Corp., Class A	3.2%
Morgan Stanley	3.0%

Sector Composition
Information technology	30.8%
Consumer discretionary	23.9%
Financials	13.7%
Communication services	10.0%
Industrials	4.9%
Health care	4.8%
Energy	4.7%
Real estate	2.5%
Consumer staples	2.1%
Materials	0.9%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FUAC-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series I/JVFLX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series I/JVFLX)	$82	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Value Trust (Series I/JVFLX) returned 16.98% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector which contributed positively to results was led by a position in KKR & Company, Inc.
Other top sectors | Industrials and information technology were among other notable sector contributors to the fund's absolute performance.

TOP PERFORMANCE DETRACTORS
Sectors | Health care, real estate and materials were the only sectors with a negative impact on the fund’s absolute performance.
Specific holdings | The largest absolute detractors were holdings in Elevance Health, Inc., Samsung Electronics Company, Ltd., and Crown Castle, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Value Trust (Series I/JVFLX)	16.98%	14.10%	10.80%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$821,651,657
Total number of portfolio holdings	60
Total advisory fees paid (net)	$5,502,906
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Oracle Corp.	4.0%
Elevance Health, Inc.	3.8%
Walmart, Inc.	3.8%
Nasdaq, Inc.	3.6%
KKR & Company, Inc.	3.4%
Crown Castle, Inc.	3.1%
Comcast Corp., Class A	3.0%
State Street Corp.	2.8%
Hologic, Inc.	2.8%

Sector Composition
Financials	20.4%
Health care	16.3%
Information technology	12.6%
Industrials	12.4%
Consumer staples	8.6%
Consumer discretionary	8.2%
Energy	7.6%
Communication services	6.7%
Real estate	3.1%
Materials	2.2%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FULA-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series II/JADJX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series II/JADJX)	$104	0.96%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Value Trust (Series II/JADJX) returned 16.74% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector which contributed positively to results was led by a position in KKR & Company, Inc.
Other top sectors | Industrials and information technology were among other notable sector contributors to the fund's absolute performance.

TOP PERFORMANCE DETRACTORS
Sectors | Health care, real estate and materials were the only sectors with a negative impact on the fund’s absolute performance.
Specific holdings | The largest absolute detractors were holdings in Elevance Health, Inc., Samsung Electronics Company, Ltd., and Crown Castle, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Value Trust (Series II/JADJX)	16.74%	13.88%	10.58%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$821,651,657
Total number of portfolio holdings	60
Total advisory fees paid (net)	$5,502,906
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Oracle Corp.	4.0%
Elevance Health, Inc.	3.8%
Walmart, Inc.	3.8%
Nasdaq, Inc.	3.6%
KKR & Company, Inc.	3.4%
Crown Castle, Inc.	3.1%
Comcast Corp., Class A	3.0%
State Street Corp.	2.8%
Hologic, Inc.	2.8%

Sector Composition
Financials	20.4%
Health care	16.3%
Information technology	12.6%
Industrials	12.4%
Consumer staples	8.6%
Consumer discretionary	8.2%
Energy	7.6%
Communication services	6.7%
Real estate	3.1%
Materials	2.2%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FULA-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series NAV/JADIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series NAV/JADIX)	$77	0.71%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Large Cap Value Trust (Series NAV/JADIX) returned 17.02% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector which contributed positively to results was led by a position in KKR & Company, Inc.
Other top sectors | Industrials and information technology were among other notable sector contributors to the fund's absolute performance.

TOP PERFORMANCE DETRACTORS
Sectors | Health care, real estate and materials were the only sectors with a negative impact on the fund’s absolute performance.
Specific holdings | The largest absolute detractors were holdings in Elevance Health, Inc., Samsung Electronics Company, Ltd., and Crown Castle, Inc.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Value Trust (Series NAV/JADIX)	17.02%	14.16%	10.86%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$821,651,657
Total number of portfolio holdings	60
Total advisory fees paid (net)	$5,502,906
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Oracle Corp.	4.0%
Elevance Health, Inc.	3.8%
Walmart, Inc.	3.8%
Nasdaq, Inc.	3.6%
KKR & Company, Inc.	3.4%
Crown Castle, Inc.	3.1%
Comcast Corp., Class A	3.0%
State Street Corp.	2.8%
Hologic, Inc.	2.8%

Sector Composition
Financials	20.4%
Health care	16.3%
Information technology	12.6%
Industrials	12.4%
Consumer staples	8.6%
Consumer discretionary	8.2%
Energy	7.6%
Communication services	6.7%
Real estate	3.1%
Materials	2.2%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FULA-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Global Equity Trust
Series I/JEFGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series I/JEFGX)	$98	0.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Trust (Series I/JEFGX) returned 10.47% for the year ended December 31, 2024. Global markets ended the year on a positive note, boosted by the performance of U.S. stocks over the past 12 months. Investor excitement about opportunities in the artificial intelligence space outweighed concerns about slowing growth in China and an increasingly uncertain macroeconomic environment.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector which contributed positively to results was led by a position in Sumitomo Mitsui Financial Group, Inc.
Communication services | Favorable performance in this sector was led by Alphabet, Inc.
Information technology | Apple, Inc. and Oracle Corp. were top contributors in this sector.

TOP PERFORMANCE DETRACTORS
Utilities and energy | Utilities and energy were the only sectors in the fund that generated negative returns on an absolute basis.
Specific holdings | The largest absolute detractor was a position held in Samsung Electronics Company, Ltd. in the information technology sector.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Trust (Series I/JEFGX)	10.47%	7.88%	5.85%
MSCI World Index	18.67%	11.17%	9.95%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$294,147,993
Total number of portfolio holdings	59
Total advisory fees paid (net)	$2,404,870
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.7%
Apple, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.1%
ConocoPhillips	2.5%
CRH PLC (London Stock Exchange)	2.5%
Samsung Electronics Company, Ltd.	2.3%
McKesson Corp.	2.2%
T-Mobile US, Inc.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.1%

Sector Composition
Information technology	18.0%
Industrials	14.5%
Financials	14.1%
Consumer discretionary	11.4%
Consumer staples	10.9%
Communication services	9.6%
Health care	7.5%
Energy	5.7%
Materials	4.3%
Real estate	0.9%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
GLOE-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Global Equity Trust
Series II/JAJFX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series II/JAJFX)	$119	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Trust (Series II/JAJFX) returned 10.28% for the year ended December 31, 2024. Global markets ended the year on a positive note, boosted by the performance of U.S. stocks over the past 12 months. Investor excitement about opportunities in the artificial intelligence space outweighed concerns about slowing growth in China and an increasingly uncertain macroeconomic environment.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector which contributed positively to results was led by a position in Sumitomo Mitsui Financial Group, Inc.
Communication services | Favorable performance in this sector was led by Alphabet, Inc.
Information technology | Apple, Inc. and Oracle Corp. were top contributors in this sector.

TOP PERFORMANCE DETRACTORS
Utilities and energy | Utilities and energy were the only sectors in the fund that generated negative returns on an absolute basis.
Specific holdings | The largest absolute detractor was a position held in Samsung Electronics Company, Ltd. in the information technology sector.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Trust (Series II/JAJFX)	10.28%	7.66%	5.64%
MSCI World Index	18.67%	11.17%	9.95%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$294,147,993
Total number of portfolio holdings	59
Total advisory fees paid (net)	$2,404,870
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.7%
Apple, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.1%
ConocoPhillips	2.5%
CRH PLC (London Stock Exchange)	2.5%
Samsung Electronics Company, Ltd.	2.3%
McKesson Corp.	2.2%
T-Mobile US, Inc.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.1%

Sector Composition
Information technology	18.0%
Industrials	14.5%
Financials	14.1%
Consumer discretionary	11.4%
Consumer staples	10.9%
Communication services	9.6%
Health care	7.5%
Energy	5.7%
Materials	4.3%
Real estate	0.9%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
GLOE-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Global Equity Trust
Series NAV/JAJGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series NAV/JAJGX)	$93	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Trust (Series NAV/JAJGX) returned 10.53% for the year ended December 31, 2024. Global markets ended the year on a positive note, boosted by the performance of U.S. stocks over the past 12 months. Investor excitement about opportunities in the artificial intelligence space outweighed concerns about slowing growth in China and an increasingly uncertain macroeconomic environment.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector which contributed positively to results was led by a position in Sumitomo Mitsui Financial Group, Inc.
Communication services | Favorable performance in this sector was led by Alphabet, Inc.
Information technology | Apple, Inc. and Oracle Corp. were top contributors in this sector.

TOP PERFORMANCE DETRACTORS
Utilities and energy | Utilities and energy were the only sectors in the fund that generated negative returns on an absolute basis.
Specific holdings | The largest absolute detractor was a position held in Samsung Electronics Company, Ltd. in the information technology sector.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Trust (Series NAV/JAJGX)	10.53%	7.94%	5.90%
MSCI World Index	18.67%	11.17%	9.95%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$294,147,993
Total number of portfolio holdings	59
Total advisory fees paid (net)	$2,404,870
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.7%
Apple, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.1%
ConocoPhillips	2.5%
CRH PLC (London Stock Exchange)	2.5%
Samsung Electronics Company, Ltd.	2.3%
McKesson Corp.	2.2%
T-Mobile US, Inc.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.1%

Sector Composition
Information technology	18.0%
Industrials	14.5%
Financials	14.1%
Consumer discretionary	11.4%
Consumer staples	10.9%
Communication services	9.6%
Health care	7.5%
Energy	5.7%
Materials	4.3%
Real estate	0.9%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
GLOE-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Health Sciences Trust
Series I/JEHSX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series I/JEHSX)	$95	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Health Sciences Trust (Series I/JEHSX) returned 1.78% for the year ended December 31, 2024. U.S. stocks advanced during the year, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Health care equipment and supplies | Within this sector, the products and devices industry contributed to absolute performance driven by Intuitive Surgical, Inc.
Pharmaceuticals | The pharmaceuticals industry contributed to absolute performance driven by Eli Lilly & Company.
Biotechnology | The biotechnology industry had the highest exposure in the portfolio and contributed by posting positive absolute returns for the period driven by Argenx SE.

TOP PERFORMANCE DETRACTORS
Health care equipment and supplies | Within this sector, the services industry detracted from absolute performance driven by Humana, Inc.
Life sciences tools & services | The life sciences industry detracted by posting negative absolute returns for the period driven by Pacific Biosciences of California, Inc.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Trust (Series I/JEHSX)	1.78%	5.45%	8.06%
S&P 500 Index	25.02%	14.53%	13.10%
Lipper Health/Biotechnology Index	1.70%	4.24%	6.92%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$235,823,436
Total number of portfolio holdings	176
Total advisory fees paid (net)	$2,160,305
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	10.2%
UnitedHealth Group, Inc.	6.2%
Intuitive Surgical, Inc.	5.8%
Thermo Fisher Scientific, Inc.	4.6%
Stryker Corp.	4.2%
Danaher Corp.	3.8%
Argenx SE, ADR	3.7%
Merck & Company, Inc.	2.6%
Boston Scientific Corp.	2.5%
Vertex Pharmaceuticals, Inc.	2.4%

Industry Composition
Biotechnology	36.6%
Pharmaceuticals	19.0%
Health care equipment and supplies	18.5%
Health care providers and services	14.0%
Life sciences tools and services	10.8%
Insurance	0.3%
Health care technology	0.1%
Financial services	0.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective October 1, 2024 whereby the annual rate is as follows: a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; f) 0.770% of the excess over $1.5 billion of aggregate net assets; and g) 0.750% of the excess over $2 billion of aggregate net assets.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
HEAS-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Health Sciences Trust
Series II/JAFKX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series II/JAFKX)	$115	1.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Health Sciences Trust (Series II/JAFKX) returned 1.62% for the year ended December 31, 2024. U.S. stocks advanced during the year, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Health care equipment and supplies | Within this sector, the products and devices industry contributed to absolute performance driven by Intuitive Surgical, Inc.
Pharmaceuticals | The pharmaceuticals industry contributed to absolute performance driven by Eli Lilly & Company.
Biotechnology | The biotechnology industry had the highest exposure in the portfolio and contributed by posting positive absolute returns for the period driven by Argenx SE.

TOP PERFORMANCE DETRACTORS
Health care equipment and supplies | Within this sector, the services industry detracted from absolute performance driven by Humana, Inc.
Life sciences tools & services | The life sciences industry detracted by posting negative absolute returns for the period driven by Pacific Biosciences of California, Inc.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Trust (Series II/JAFKX)	1.62%	5.25%	7.85%
S&P 500 Index	25.02%	14.53%	13.10%
Lipper Health/Biotechnology Index	1.70%	4.24%	6.92%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$235,823,436
Total number of portfolio holdings	176
Total advisory fees paid (net)	$2,160,305
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	10.2%
UnitedHealth Group, Inc.	6.2%
Intuitive Surgical, Inc.	5.8%
Thermo Fisher Scientific, Inc.	4.6%
Stryker Corp.	4.2%
Danaher Corp.	3.8%
Argenx SE, ADR	3.7%
Merck & Company, Inc.	2.6%
Boston Scientific Corp.	2.5%
Vertex Pharmaceuticals, Inc.	2.4%

Industry Composition
Biotechnology	36.6%
Pharmaceuticals	19.0%
Health care equipment and supplies	18.5%
Health care providers and services	14.0%
Life sciences tools and services	10.8%
Insurance	0.3%
Health care technology	0.1%
Financial services	0.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective October 1, 2024 whereby the annual rate is as follows: a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; f) 0.770% of the excess over $1.5 billion of aggregate net assets; and g) 0.750% of the excess over $2 billion of aggregate net assets.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
HEAS-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Health Sciences Trust
Series NAV/JAFMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series NAV/JAFMX)	$90	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Health Sciences Trust (Series NAV/JAFMX) returned 1.86% for the year ended December 31, 2024. U.S. stocks advanced during the year, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Health care equipment and supplies | Within this sector, the products and devices industry contributed to absolute performance driven by Intuitive Surgical, Inc.
Pharmaceuticals | The pharmaceuticals industry contributed to absolute performance driven by Eli Lilly & Company.
Biotechnology | The biotechnology industry had the highest exposure in the portfolio and contributed by posting positive absolute returns for the period driven by Argenx SE.

TOP PERFORMANCE DETRACTORS
Health care equipment and supplies | Within this sector, the services industry detracted from absolute performance driven by Humana, Inc.
Life sciences tools & services | The life sciences industry detracted by posting negative absolute returns for the period driven by Pacific Biosciences of California, Inc.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Trust (Series NAV/JAFMX)	1.86%	5.51%	8.12%
S&P 500 Index	25.02%	14.53%	13.10%
Lipper Health/Biotechnology Index	1.70%	4.24%	6.92%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$235,823,436
Total number of portfolio holdings	176
Total advisory fees paid (net)	$2,160,305
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	10.2%
UnitedHealth Group, Inc.	6.2%
Intuitive Surgical, Inc.	5.8%
Thermo Fisher Scientific, Inc.	4.6%
Stryker Corp.	4.2%
Danaher Corp.	3.8%
Argenx SE, ADR	3.7%
Merck & Company, Inc.	2.6%
Boston Scientific Corp.	2.5%
Vertex Pharmaceuticals, Inc.	2.4%

Industry Composition
Biotechnology	36.6%
Pharmaceuticals	19.0%
Health care equipment and supplies	18.5%
Health care providers and services	14.0%
Life sciences tools and services	10.8%
Insurance	0.3%
Health care technology	0.1%
Financial services	0.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective October 1, 2024 whereby the annual rate is as follows: a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; f) 0.770% of the excess over $1.5 billion of aggregate net assets; and g) 0.750% of the excess over $2 billion of aggregate net assets.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
HEAS-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
International Equity Index Trust
Series I/JIEQX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series I/JIEQX)	$40	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Equity Index Trust (Series I/JIEQX) returned 4.91% for the year ended December 31, 2024. International markets posted gains for 2024, but finished the year on a down note after Donald Trump and Republican majorities in both houses of Congress won the November Presidential elections. Concerns about a renewed wave of tariffs sparked a sell off in overseas markets and sent the U.S. dollar higher against major foreign currencies.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The sectors that contributed to absolute performance were financials, information technology and industrials.
Country | Taiwan, China and Japan were the top countries that contributed by posting positive absolute returns.
Holdings | The holdings that contributed the most were Taiwan Semiconductor Manufacturing Company, Ltd., SAP SE, and Tencent Holdings, Ltd.

TOP PERFORMANCE DETRACTORS
Sectors | The sectors that detracted from absolute performance were materials, consumer staples and real estate.
Country | South Korea, Brazil and France were the countries that detracted by posting negative absolute performance.
Holdings | The holdings that detracted by posting absolute negative returns were Nestle SA, Samsung Electronics Company, Ltd. and BHP Group, Ltd.

The views expressed in this report are exclusively those of the portfolio management team at SSGA Funds Management, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Trust (Series I/JIEQX)	4.91%	3.83%	4.64%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

The fund has designated MSCI ACWI ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$899,300,635
Total number of portfolio holdings	2,044
Total advisory fees paid (net)	$2,286,983
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.1%
Tencent Holdings, Ltd.	1.4%
ASML Holding NV	1.1%
Novo Nordisk A/S, Class B	1.1%
SAP SE	1.0%
Nestle SA	0.8%
AstraZeneca PLC	0.8%
Toyota Motor Corp.	0.8%
Roche Holding AG	0.8%
Shell PLC	0.8%

Sector Composition
Financials	23.3%
Industrials	14.0%
Information technology	13.5%
Consumer discretionary	11.2%
Health care	8.8%
Consumer staples	7.1%
Materials	6.3%
Communication services	5.8%
Energy	5.0%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	0.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INDE-A-I

12/24
2/25

John Hancock Variable Insurance Trust
International Equity Index Trust
Series II/JAJEX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series II/JAJEX)	$60	0.59%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Equity Index Trust (Series II/JAJEX) returned 4.62% for the year ended December 31, 2024. International markets posted gains for 2024, but finished the year on a down note after Donald Trump and Republican majorities in both houses of Congress won the November Presidential elections. Concerns about a renewed wave of tariffs sparked a sell off in overseas markets and sent the U.S. dollar higher against major foreign currencies.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The sectors that contributed to absolute performance were financials, information technology and industrials.
Country | Taiwan, China and Japan were the top countries that contributed by posting positive absolute returns.
Holdings | The holdings that contributed the most were Taiwan Semiconductor Manufacturing Company, Ltd., SAP SE, and Tencent Holdings, Ltd.

TOP PERFORMANCE DETRACTORS
Sectors | The sectors that detracted from absolute performance were materials, consumer staples and real estate.
Country | South Korea, Brazil and France were the countries that detracted by posting negative absolute performance.
Holdings | The holdings that detracted by posting absolute negative returns were Nestle SA, Samsung Electronics Company, Ltd. and BHP Group, Ltd.

The views expressed in this report are exclusively those of the portfolio management team at SSGA Funds Management, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Trust (Series II/JAJEX)	4.62%	3.62%	4.43%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

The fund has designated MSCI ACWI ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$899,300,635
Total number of portfolio holdings	2,044
Total advisory fees paid (net)	$2,286,983
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.1%
Tencent Holdings, Ltd.	1.4%
ASML Holding NV	1.1%
Novo Nordisk A/S, Class B	1.1%
SAP SE	1.0%
Nestle SA	0.8%
AstraZeneca PLC	0.8%
Toyota Motor Corp.	0.8%
Roche Holding AG	0.8%
Shell PLC	0.8%

Sector Composition
Financials	23.3%
Industrials	14.0%
Information technology	13.5%
Consumer discretionary	11.2%
Health care	8.8%
Consumer staples	7.1%
Materials	6.3%
Communication services	5.8%
Energy	5.0%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	0.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INDE-A-II

12/24
2/25

John Hancock Variable Insurance Trust
International Equity Index Trust
Series NAV/JVANX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series NAV/JVANX)	$35	0.34%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Equity Index Trust (Series NAV/JVANX) returned 4.90% for the year ended December 31, 2024. International markets posted gains for 2024, but finished the year on a down note after Donald Trump and Republican majorities in both houses of Congress won the November Presidential elections. Concerns about a renewed wave of tariffs sparked a sell off in overseas markets and sent the U.S. dollar higher against major foreign currencies.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The sectors that contributed to absolute performance were financials, information technology and industrials.
Country | Taiwan, China and Japan were the top countries that contributed by posting positive absolute returns.
Holdings | The holdings that contributed the most were Taiwan Semiconductor Manufacturing Company, Ltd., SAP SE, and Tencent Holdings, Ltd.

TOP PERFORMANCE DETRACTORS
Sectors | The sectors that detracted from absolute performance were materials, consumer staples and real estate.
Country | South Korea, Brazil and France were the countries that detracted by posting negative absolute performance.
Holdings | The holdings that detracted by posting absolute negative returns were Nestle SA, Samsung Electronics Company, Ltd. and BHP Group, Ltd.

The views expressed in this report are exclusively those of the portfolio management team at SSGA Funds Management, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Trust (Series NAV/JVANX)	4.90%	3.88%	4.69%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

The fund has designated MSCI ACWI ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$899,300,635
Total number of portfolio holdings	2,044
Total advisory fees paid (net)	$2,286,983
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.1%
Tencent Holdings, Ltd.	1.4%
ASML Holding NV	1.1%
Novo Nordisk A/S, Class B	1.1%
SAP SE	1.0%
Nestle SA	0.8%
AstraZeneca PLC	0.8%
Toyota Motor Corp.	0.8%
Roche Holding AG	0.8%
Shell PLC	0.8%

Sector Composition
Financials	23.3%
Industrials	14.0%
Information technology	13.5%
Consumer discretionary	11.2%
Health care	8.8%
Consumer staples	7.1%
Materials	6.3%
Communication services	5.8%
Energy	5.0%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	0.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INDE-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
International Small Company Trust
Series I/JAJCX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series I/JAJCX)	$108	1.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Small Company Trust (Series I/JAJCX) returned 3.07% for the year ended December 31, 2024. In U.S. dollar terms, developed foreign markets had positive performance for the one-year period but trailed both U.S. and emerging markets. Despite challenges in the fourth quarter of 2024, global equity markets proved resilient. More than 70 countries held national elections this year. For many investors, the potential impact of these elections, particularly the U.S. presidential election, remained top of mind for much of the year. Globally, small caps underperformed large caps while the value and profitability premiums were mixed across regions. Along the market capitalization dimension, small caps underperformed large caps.
TOP PERFORMANCE CONTRIBUTORS
Porfolio allocation | The portfolio’s allocation to small cap stocks, excluding those with the lowest profitability and highest relative prices, contributed to absolute performance.
Sector | At the sector level, the portfolio’s allocation to Financials contributed to absolute performance.
Country | At the country level, the porfolio’s allocation to Canada, Japan and Italy contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
Sector | At the sector level, the portfolio’s allocation to Materials detracted from absolute performance.
Country | At the country level, the portfolio’s allocation to Germany detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Trust (Series I/JAJCX)	3.07%	3.35%	5.27%
MSCI World ex-USA Index	4.70%	5.10%	5.26%
MSCI World ex-USA Small Cap Index	2.76%	2.87%	5.49%

The fund has designated MSCI World ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$95,430,100
Total number of portfolio holdings	2,914
Total advisory fees paid (net)	$795,881
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAWAG Group AG	0.4%
Swiss Prime Site AG	0.4%
GEA Group AG	0.4%
Banca Monte dei Paschi di Siena SpA	0.3%
BPER Banca SpA	0.3%
LEG Immobilien SE	0.3%
PSP Swiss Property AG	0.3%
Helvetia Holding AG	0.3%
Unipol Gruppo SpA	0.3%
Baloise Holding AG	0.3%

Sector Composition
Industrials	23.7%
Financials	15.1%
Consumer discretionary	12.3%
Materials	11.4%
Information technology	8.0%
Consumer staples	5.8%
Health care	5.4%
Energy	5.2%
Real estate	4.5%
Communication services	3.5%
Utilities	3.0%
Short-term investments and other	2.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INSC-A-I

12/24
2/25

John Hancock Variable Insurance Trust
International Small Company Trust
Series II/JAADX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series II/JAADX)	$128	1.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Small Company Trust (Series II/JAADX) returned 2.82% for the year ended December 31, 2024. In U.S. dollar terms, developed foreign markets had positive performance for the one-year period but trailed both U.S. and emerging markets. Despite challenges in the fourth quarter of 2024, global equity markets proved resilient. More than 70 countries held national elections this year. For many investors, the potential impact of these elections, particularly the U.S. presidential election, remained top of mind for much of the year. Globally, small caps underperformed large caps while the value and profitability premiums were mixed across regions. Along the market capitalization dimension, small caps underperformed large caps.
TOP PERFORMANCE CONTRIBUTORS
Porfolio allocation | The portfolio’s allocation to small cap stocks, excluding those with the lowest profitability and highest relative prices, contributed to absolute performance.
Sector | At the sector level, the portfolio’s allocation to Financials contributed to absolute performance.
Country | At the country level, the porfolio’s allocation to Canada, Japan and Italy contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
Sector | At the sector level, the portfolio’s allocation to Materials detracted from absolute performance.
Country | At the country level, the portfolio’s allocation to Germany detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Trust (Series II/JAADX)	2.82%	3.15%	5.07%
MSCI World ex-USA Index	4.70%	5.10%	5.26%
MSCI World ex-USA Small Cap Index	2.76%	2.87%	5.49%

The fund has designated MSCI World ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$95,430,100
Total number of portfolio holdings	2,914
Total advisory fees paid (net)	$795,881
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAWAG Group AG	0.4%
Swiss Prime Site AG	0.4%
GEA Group AG	0.4%
Banca Monte dei Paschi di Siena SpA	0.3%
BPER Banca SpA	0.3%
LEG Immobilien SE	0.3%
PSP Swiss Property AG	0.3%
Helvetia Holding AG	0.3%
Unipol Gruppo SpA	0.3%
Baloise Holding AG	0.3%

Sector Composition
Industrials	23.7%
Financials	15.1%
Consumer discretionary	12.3%
Materials	11.4%
Information technology	8.0%
Consumer staples	5.8%
Health care	5.4%
Energy	5.2%
Real estate	4.5%
Communication services	3.5%
Utilities	3.0%
Short-term investments and other	2.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INSC-A-II

12/24
2/25

John Hancock Variable Insurance Trust
International Small Company Trust
Series NAV/JAJDX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series NAV/JAJDX)	$103	1.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Small Company Trust (Series NAV/JAJDX) returned 3.11% for the year ended December 31, 2024. In U.S. dollar terms, developed foreign markets had positive performance for the one-year period but trailed both U.S. and emerging markets. Despite challenges in the fourth quarter of 2024, global equity markets proved resilient. More than 70 countries held national elections this year. For many investors, the potential impact of these elections, particularly the U.S. presidential election, remained top of mind for much of the year. Globally, small caps underperformed large caps while the value and profitability premiums were mixed across regions. Along the market capitalization dimension, small caps underperformed large caps.
TOP PERFORMANCE CONTRIBUTORS
Porfolio allocation | The portfolio’s allocation to small cap stocks, excluding those with the lowest profitability and highest relative prices, contributed to absolute performance.
Sector | At the sector level, the portfolio’s allocation to Financials contributed to absolute performance.
Country | At the country level, the porfolio’s allocation to Canada, Japan and Italy contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
Sector | At the sector level, the portfolio’s allocation to Materials detracted from absolute performance.
Country | At the country level, the portfolio’s allocation to Germany detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Trust (Series NAV/JAJDX)	3.11%	3.40%	5.34%
MSCI World ex-USA Index	4.70%	5.10%	5.26%
MSCI World ex-USA Small Cap Index	2.76%	2.87%	5.49%

The fund has designated MSCI World ex-USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$95,430,100
Total number of portfolio holdings	2,914
Total advisory fees paid (net)	$795,881
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAWAG Group AG	0.4%
Swiss Prime Site AG	0.4%
GEA Group AG	0.4%
Banca Monte dei Paschi di Siena SpA	0.3%
BPER Banca SpA	0.3%
LEG Immobilien SE	0.3%
PSP Swiss Property AG	0.3%
Helvetia Holding AG	0.3%
Unipol Gruppo SpA	0.3%
Baloise Holding AG	0.3%

Sector Composition
Industrials	23.7%
Financials	15.1%
Consumer discretionary	12.3%
Materials	11.4%
Information technology	8.0%
Consumer staples	5.8%
Health care	5.4%
Energy	5.2%
Real estate	4.5%
Communication services	3.5%
Utilities	3.0%
Short-term investments and other	2.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INSC-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series I/JHBPX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series I/JHBPX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Balanced Portfolio (Series I/JHBPX) returned 8.52% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Balanced Portfolio (Series I/JHBPX)	8.52%	5.18%	5.62%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	9.20%	5.57%	6.03%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$976,528,669
Total number of portfolio holdings	3
Total advisory fees paid (net)	$357,422
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	50.4%
Equity	49.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LBP-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series II/JAILX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series II/JAILX)	$33	0.32%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Balanced Portfolio (Series II/JAILX) returned 8.37% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Balanced Portfolio (Series II/JAILX)	8.37%	4.98%	5.41%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	9.20%	5.57%	6.03%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$976,528,669
Total number of portfolio holdings	3
Total advisory fees paid (net)	$357,422
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	50.4%
Equity	49.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LBP-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series NAV/JAINX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series NAV/JAINX)	$7	0.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Balanced Portfolio (Series NAV/JAINX) returned 8.67% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Balanced Portfolio (Series NAV/JAINX)	8.67%	5.24%	5.68%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	9.20%	5.57%	6.03%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$976,528,669
Total number of portfolio holdings	3
Total advisory fees paid (net)	$357,422
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	50.4%
Equity	49.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LBP-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series I/JHCIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series I/JHCIX)	$13	0.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Conservative Portfolio (Series I/JHCIX) returned 4.43% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Conservative Portfolio (Series I/JHCIX)	4.43%	2.10%	3.18%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	4.38%	2.06%	3.26%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$156,076,980
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.3%
Equity	19.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LICO-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series II/JAIRX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series II/JAIRX)	$34	0.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Conservative Portfolio (Series II/JAIRX) returned 4.22% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Conservative Portfolio (Series II/JAIRX)	4.22%	1.90%	2.97%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	4.38%	2.06%	3.26%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$156,076,980
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.3%
Equity	19.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LICO-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series NAV/JAIQX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	$8	0.08%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Conservative Portfolio (Series NAV/JAIQX) returned 4.48% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	4.48%	2.15%	3.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	4.38%	2.06%	3.26%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$156,076,980
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.3%
Equity	19.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LICO-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series I/JHGPX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series I/JHGPX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Growth Portfolio (Series I/JHGPX) returned 11.31% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Other exposures in equities | International large-cap equity and mid-cap equity also contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Growth Portfolio (Series I/JHGPX)	11.31%	7.20%	7.22%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	12.50%	7.84%	7.81%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,062,283,083
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,909,461
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.0%
Fixed income	30.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LIGR-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series II/JAIKX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series II/JAIKX)	$33	0.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Growth Portfolio (Series II/JAIKX) returned 11.17% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Other exposures in equities | International large-cap equity and mid-cap equity also contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Growth Portfolio (Series II/JAIKX)	11.17%	6.99%	7.01%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	12.50%	7.84%	7.81%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,062,283,083
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,909,461
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.0%
Fixed income	30.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LIGR-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series NAV/JAIJX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series NAV/JAIJX)	$6	0.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Growth Portfolio (Series NAV/JAIJX) returned 11.37% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Other exposures in equities | International large-cap equity and mid-cap equity also contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Growth Portfolio (Series NAV/JAIJX)	11.37%	7.26%	7.28%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	12.50%	7.84%	7.81%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,062,283,083
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,909,461
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.0%
Fixed income	30.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LIGR-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series I/JHMPX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series I/JHMPX)	$13	0.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Moderate Portfolio (Series I/JHMPX) returned 7.14% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Moderate Portfolio (Series I/JHMPX)	7.14%	4.14%	4.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	7.57%	4.41%	5.12%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$267,366,050
Total number of portfolio holdings	3
Total advisory fees paid (net)	$58,842
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.1%
Equity	39.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LIMO-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series II/JAIPX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series II/JAIPX)	$34	0.33%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Moderate Portfolio (Series II/JAIPX) returned 6.91% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Moderate Portfolio (Series II/JAIPX)	6.91%	3.93%	4.59%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	7.57%	4.41%	5.12%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$267,366,050
Total number of portfolio holdings	3
Total advisory fees paid (net)	$58,842
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.1%
Equity	39.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LIMO-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series NAV/JAIOX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	$8	0.08%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Lifestyle Moderate Portfolio (Series NAV/JAIOX) returned 7.19% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	7.19%	4.21%	4.86%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	7.57%	4.41%	5.12%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$267,366,050
Total number of portfolio holdings	3
Total advisory fees paid (net)	$58,842
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.1%
Equity	39.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LIMO-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series I/JAETX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series I/JAETX)	$105	0.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Trust (Series I/JAETX) returned 25.14% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Axon Enterprise, Inc. and Spotify Technology SA | Positions in Axon Enterprise, Inc. and Spotify Technology SA contributed the most to the fund’s absolute performance.
Industrials and communication services | The industrials and communication services sectors contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Dexcom, Inc. and Super Micro Computer, Inc. | Positions in DexCom, Inc. and Super Micro Computer, Inc. were the top detractors from the fund’s absolute performance.
Health care and Real Estate | The health care and real estate sectors detracted from the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Trust (Series I/JAETX)	25.14%	10.70%	11.36%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$654,734,170
Total number of portfolio holdings	69
Total advisory fees paid (net)	$5,134,685
Portfolio turnover rate	152%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	4.3%
AppLovin Corp., Class A	3.7%
Spotify Technology SA	3.5%
Live Nation Entertainment, Inc.	3.1%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Tradeweb Markets, Inc., Class A	2.9%
Marvell Technology, Inc.	2.9%
Natera, Inc.	2.8%
On Holding AG, Class A	2.7%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.5%
Communication services	15.4%
Consumer discretionary	14.0%
Health care	12.0%
Financials	10.4%
Industrials	10.2%
Consumer staples	5.1%
Energy	4.1%
Real estate	2.5%
Utilities	1.0%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIGR-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series II/JAEUX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series II/JAEUX)	$127	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Trust (Series II/JAEUX) returned 24.74% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Axon Enterprise, Inc. and Spotify Technology SA | Positions in Axon Enterprise, Inc. and Spotify Technology SA contributed the most to the fund’s absolute performance.
Industrials and communication services | The industrials and communication services sectors contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Dexcom, Inc. and Super Micro Computer, Inc. | Positions in DexCom, Inc. and Super Micro Computer, Inc. were the top detractors from the fund’s absolute performance.
Health care and Real Estate | The health care and real estate sectors detracted from the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Trust (Series II/JAEUX)	24.74%	10.47%	11.13%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$654,734,170
Total number of portfolio holdings	69
Total advisory fees paid (net)	$5,134,685
Portfolio turnover rate	152%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	4.3%
AppLovin Corp., Class A	3.7%
Spotify Technology SA	3.5%
Live Nation Entertainment, Inc.	3.1%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Tradeweb Markets, Inc., Class A	2.9%
Marvell Technology, Inc.	2.9%
Natera, Inc.	2.8%
On Holding AG, Class A	2.7%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.5%
Communication services	15.4%
Consumer discretionary	14.0%
Health care	12.0%
Financials	10.4%
Industrials	10.2%
Consumer staples	5.1%
Energy	4.1%
Real estate	2.5%
Utilities	1.0%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIGR-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series NAV/JAEVX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series NAV/JAEVX)	$99	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Trust (Series NAV/JAEVX) returned 25.14% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Axon Enterprise, Inc. and Spotify Technology SA | Positions in Axon Enterprise, Inc. and Spotify Technology SA contributed the most to the fund’s absolute performance.
Industrials and communication services | The industrials and communication services sectors contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Dexcom, Inc. and Super Micro Computer, Inc. | Positions in DexCom, Inc. and Super Micro Computer, Inc. were the top detractors from the fund’s absolute performance.
Health care and Real Estate | The health care and real estate sectors detracted from the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Trust (Series NAV/JAEVX)	25.14%	10.76%	11.41%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$654,734,170
Total number of portfolio holdings	69
Total advisory fees paid (net)	$5,134,685
Portfolio turnover rate	152%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	4.3%
AppLovin Corp., Class A	3.7%
Spotify Technology SA	3.5%
Live Nation Entertainment, Inc.	3.1%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Tradeweb Markets, Inc., Class A	2.9%
Marvell Technology, Inc.	2.9%
Natera, Inc.	2.8%
On Holding AG, Class A	2.7%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.5%
Communication services	15.4%
Consumer discretionary	14.0%
Health care	12.0%
Financials	10.4%
Industrials	10.2%
Consumer staples	5.1%
Energy	4.1%
Real estate	2.5%
Utilities	1.0%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIGR-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series I/JECIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series I/JECIX)	$48	0.45%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Index Trust (Series I/JECIX) returned 13.37% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Leading sectors | Allocations to financials, industrials and information technology garnered leading performance returns.
Super Micro Computer, Inc. | A holding in the information technology sector was the single leading position contributing to performance on an absolute basis.

TOP PERFORMANCE DETRACTORS
Materials | The materials sector was the only sector detracting from overall absolute performance.
Specific holdings | Five Below, Inc., Southwestern Energy Company, Flagstar Financial, Inc. and Cleveland-Cliffs, Inc. were positions in the fund detracting from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Index Trust (Series I/JECIX)	13.37%	9.87%	9.20%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,244,045,129
Total number of portfolio holdings	403
Total advisory fees paid (net)	$4,503,270
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Companies, Inc.	0.6%
RB Global, Inc.	0.6%

Sector Composition
Industrials	20.8%
Financials	17.6%
Consumer discretionary	13.9%
Information technology	10.3%
Health care	9.1%
Real estate	6.7%
Materials	6.2%
Energy	4.5%
Consumer staples	4.4%
Utilities	2.5%
Communication services	1.4%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIDC-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series II/JAEZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series II/JAEZX)	$69	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Index Trust (Series II/JAEZX) returned 13.13% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Leading sectors | Allocations to financials, industrials and information technology garnered leading performance returns.
Super Micro Computer, Inc. | A holding in the information technology sector was the single leading position contributing to performance on an absolute basis.

TOP PERFORMANCE DETRACTORS
Materials | The materials sector was the only sector detracting from overall absolute performance.
Specific holdings | Five Below, Inc., Southwestern Energy Company, Flagstar Financial, Inc. and Cleveland-Cliffs, Inc. were positions in the fund detracting from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Index Trust (Series II/JAEZX)	13.13%	9.64%	8.98%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,244,045,129
Total number of portfolio holdings	403
Total advisory fees paid (net)	$4,503,270
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Companies, Inc.	0.6%
RB Global, Inc.	0.6%

Sector Composition
Industrials	20.8%
Financials	17.6%
Consumer discretionary	13.9%
Information technology	10.3%
Health care	9.1%
Real estate	6.7%
Materials	6.2%
Energy	4.5%
Consumer staples	4.4%
Utilities	2.5%
Communication services	1.4%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIDC-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series NAV/JAEYX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series NAV/JAEYX)	$43	0.40%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Index Trust (Series NAV/JAEYX) returned 13.47% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Leading sectors | Allocations to financials, industrials and information technology garnered leading performance returns.
Super Micro Computer, Inc. | A holding in the information technology sector was the single leading position contributing to performance on an absolute basis.

TOP PERFORMANCE DETRACTORS
Materials | The materials sector was the only sector detracting from overall absolute performance.
Specific holdings | Five Below, Inc., Southwestern Energy Company, Flagstar Financial, Inc. and Cleveland-Cliffs, Inc. were positions in the fund detracting from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Index Trust (Series NAV/JAEYX)	13.47%	9.92%	9.26%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,244,045,129
Total number of portfolio holdings	403
Total advisory fees paid (net)	$4,503,270
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Companies, Inc.	0.6%
RB Global, Inc.	0.6%

Sector Composition
Industrials	20.8%
Financials	17.6%
Consumer discretionary	13.9%
Information technology	10.3%
Health care	9.1%
Real estate	6.7%
Materials	6.2%
Energy	4.5%
Consumer staples	4.4%
Utilities	2.5%
Communication services	1.4%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIDC-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Mid Value Trust
Series I/JEMUX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series I/JEMUX)	$99	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Value Trust (Series I/JEMUX) returned 16.24% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector contributed in absolute terms driven by Corning Inc.
Energy | The energy sector contributed in absolute terms driven by TechnipFMC PLC.
Financials | The financials sector contributed to fund performance driven by Fifth Third Bancorp.

TOP PERFORMANCE DETRACTORS
Health care | The health care sector detracted from absolute performance driven by Dentsply Sirona, Inc.
Consumer Staples | The consumer staples sector posted negative absolute returns for the period driven by Dollar General Corp. which detracted from the fund's absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Trust (Series I/JEMUX)	16.24%	12.43%	9.84%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$627,769,119
Total number of portfolio holdings	124
Total advisory fees paid (net)	$5,228,285
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	3.0%
Kenvue, Inc.	1.9%
Zimmer Biomet Holdings, Inc.	1.8%
Corpay, Inc.	1.7%
PG&E Corp.	1.4%
Expand Energy Corp.	1.4%
Southwest Airlines Company	1.4%
Fortinet, Inc.	1.3%
FirstEnergy Corp.	1.3%
Saia, Inc.	1.3%

Sector Composition
Financials	18.0%
Industrials	16.9%
Information technology	13.0%
Health care	10.1%
Consumer discretionary	7.9%
Real estate	7.9%
Energy	6.6%
Materials	5.9%
Utilities	5.8%
Consumer staples	4.7%
Communication services	1.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVT-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Mid Value Trust
Series II/JAGYX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series II/JAGYX)	$121	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Value Trust (Series II/JAGYX) returned 16.14% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector contributed in absolute terms driven by Corning Inc.
Energy | The energy sector contributed in absolute terms driven by TechnipFMC PLC.
Financials | The financials sector contributed to fund performance driven by Fifth Third Bancorp.

TOP PERFORMANCE DETRACTORS
Health care | The health care sector detracted from absolute performance driven by Dentsply Sirona, Inc.
Consumer Staples | The consumer staples sector posted negative absolute returns for the period driven by Dollar General Corp. which detracted from the fund's absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Trust (Series II/JAGYX)	16.14%	12.22%	9.62%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$627,769,119
Total number of portfolio holdings	124
Total advisory fees paid (net)	$5,228,285
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	3.0%
Kenvue, Inc.	1.9%
Zimmer Biomet Holdings, Inc.	1.8%
Corpay, Inc.	1.7%
PG&E Corp.	1.4%
Expand Energy Corp.	1.4%
Southwest Airlines Company	1.4%
Fortinet, Inc.	1.3%
FirstEnergy Corp.	1.3%
Saia, Inc.	1.3%

Sector Composition
Financials	18.0%
Industrials	16.9%
Information technology	13.0%
Health care	10.1%
Consumer discretionary	7.9%
Real estate	7.9%
Energy	6.6%
Materials	5.9%
Utilities	5.8%
Consumer staples	4.7%
Communication services	1.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVT-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Mid Value Trust
Series NAV/JAGWX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series NAV/JAGWX)	$94	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Value Trust (Series NAV/JAGWX) returned 16.37% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector contributed in absolute terms driven by Corning Inc.
Energy | The energy sector contributed in absolute terms driven by TechnipFMC PLC.
Financials | The financials sector contributed to fund performance driven by Fifth Third Bancorp.

TOP PERFORMANCE DETRACTORS
Health care | The health care sector detracted from absolute performance driven by Dentsply Sirona, Inc.
Consumer Staples | The consumer staples sector posted negative absolute returns for the period driven by Dollar General Corp. which detracted from the fund's absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Trust (Series NAV/JAGWX)	16.37%	12.50%	9.89%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$627,769,119
Total number of portfolio holdings	124
Total advisory fees paid (net)	$5,228,285
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	3.0%
Kenvue, Inc.	1.9%
Zimmer Biomet Holdings, Inc.	1.8%
Corpay, Inc.	1.7%
PG&E Corp.	1.4%
Expand Energy Corp.	1.4%
Southwest Airlines Company	1.4%
Fortinet, Inc.	1.3%
FirstEnergy Corp.	1.3%
Saia, Inc.	1.3%

Sector Composition
Financials	18.0%
Industrials	16.9%
Information technology	13.0%
Health care	10.1%
Consumer discretionary	7.9%
Real estate	7.9%
Energy	6.6%
Materials	5.9%
Utilities	5.8%
Consumer staples	4.7%
Communication services	1.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVT-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series I/JADBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series I/JADBX)	$85	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Trust (Series I/JADBX) returned 10.71% for the year ended December 31, 2024. United States (US) equities rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. and American Healthcare REIT, Inc. | Positions in Welltower, Inc. and American Healthcare REIT, Inc. contributed the most to the fund’s absolute performance.
Heathcare REITs and Specialized REITs | The healthcare real estate and real estate technology sectors contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Prologis, Inc. and Public Storage | Positions in Prologis, Inc. and Public Storage were the top detractors from the fund’s absolute performance.
Self Storage REITs | The warehouse/logistics and self-storage facilities sectors detracted the most from the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Trust (Series I/JADBX)	10.71%	4.38%	6.08%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Select REIT Index	8.10%	3.40%	4.89%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$299,944,918
Total number of portfolio holdings	36
Total advisory fees paid (net)	$2,051,286
Portfolio turnover rate	70%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Equinix, Inc.	9.9%
Welltower, Inc.	7.5%
Prologis, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.1%
Simon Property Group, Inc.	4.4%
Public Storage	3.8%
American Homes 4 Rent, Class A	3.6%
Essential Properties Realty Trust, Inc.	3.5%
Digital Realty Trust, Inc.	3.0%

Industry Composition
Specialized REITs	22.9%
Residential REITs	18.1%
Retail REITs	17.4%
Health care REITs	13.2%
Industrial REITs	9.6%
Diversified REITs	6.0%
Office REITs	4.7%
Hotels, restaurants and leisure	3.2%
Hotel and resort REITs	1.3%
Health care providers and services	1.0%
Real estate management and development	0.5%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
RESE-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series II/JAJLX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series II/JAJLX)	$106	1.01%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Trust (Series II/JAJLX) returned 10.49% for the year ended December 31, 2024. United States (US) equities rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. and American Healthcare REIT, Inc. | Positions in Welltower, Inc. and American Healthcare REIT, Inc. contributed the most to the fund’s absolute performance.
Heathcare REITs and Specialized REITs | The healthcare real estate and real estate technology sectors contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Prologis, Inc. and Public Storage | Positions in Prologis, Inc. and Public Storage were the top detractors from the fund’s absolute performance.
Self Storage REITs | The warehouse/logistics and self-storage facilities sectors detracted the most from the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Trust (Series II/JAJLX)	10.49%	4.18%	5.87%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Select REIT Index	8.10%	3.40%	4.89%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$299,944,918
Total number of portfolio holdings	36
Total advisory fees paid (net)	$2,051,286
Portfolio turnover rate	70%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Equinix, Inc.	9.9%
Welltower, Inc.	7.5%
Prologis, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.1%
Simon Property Group, Inc.	4.4%
Public Storage	3.8%
American Homes 4 Rent, Class A	3.6%
Essential Properties Realty Trust, Inc.	3.5%
Digital Realty Trust, Inc.	3.0%

Industry Composition
Specialized REITs	22.9%
Residential REITs	18.1%
Retail REITs	17.4%
Health care REITs	13.2%
Industrial REITs	9.6%
Diversified REITs	6.0%
Office REITs	4.7%
Hotels, restaurants and leisure	3.2%
Hotel and resort REITs	1.3%
Health care providers and services	1.0%
Real estate management and development	0.5%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
RESE-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series NAV/JAJMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series NAV/JAJMX)	$80	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Real Estate Securities Trust (Series NAV/JAJMX) returned 10.79% for the year ended December 31, 2024. United States (US) equities rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. and American Healthcare REIT, Inc. | Positions in Welltower, Inc. and American Healthcare REIT, Inc. contributed the most to the fund’s absolute performance.
Heathcare REITs and Specialized REITs | The healthcare real estate and real estate technology sectors contributed the most to the fund’s absolute performance.

TOP PERFORMANCE DETRACTORS
Prologis, Inc. and Public Storage | Positions in Prologis, Inc. and Public Storage were the top detractors from the fund’s absolute performance.
Self Storage REITs | The warehouse/logistics and self-storage facilities sectors detracted the most from the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Trust (Series NAV/JAJMX)	10.79%	4.43%	6.14%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Select REIT Index	8.10%	3.40%	4.89%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$299,944,918
Total number of portfolio holdings	36
Total advisory fees paid (net)	$2,051,286
Portfolio turnover rate	70%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Equinix, Inc.	9.9%
Welltower, Inc.	7.5%
Prologis, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.1%
Simon Property Group, Inc.	4.4%
Public Storage	3.8%
American Homes 4 Rent, Class A	3.6%
Essential Properties Realty Trust, Inc.	3.5%
Digital Realty Trust, Inc.	3.0%

Industry Composition
Specialized REITs	22.9%
Residential REITs	18.1%
Retail REITs	17.4%
Health care REITs	13.2%
Industrial REITs	9.6%
Diversified REITs	6.0%
Office REITs	4.7%
Hotels, restaurants and leisure	3.2%
Hotel and resort REITs	1.3%
Health care providers and services	1.0%
Real estate management and development	0.5%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
RESE-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Science & Technology Trust
Series I/JESTX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series I/JESTX)	$118	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Science & Technology Trust (Series I/JESTX) returned 37.90% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Semiconductors and semiconductor equipment | The semiconductors industry contributed to absolute performance driven by NVIDIA Corp.
Software | The internet industry contributed by posting positive absolute returns for the period driven by AppLovin Corp. and a sizable position in Alphabet, Inc.

TOP PERFORMANCE DETRACTORS
Telecom services | The telecom services industry detracted from absolute performance driven by Arm Holdings PLC.
Energy | The energy industry detracted from absolute performance driven by First Solar, Inc. and Enphase Energy, Inc.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Trust (Series I/JESTX)	37.90%	18.58%	18.04%
S&P 500 Index	25.02%	14.53%	13.10%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,141,542,557
Total number of portfolio holdings	109
Total advisory fees paid (net)	$9,347,590
Portfolio turnover rate	240%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.4%
Meta Platforms, Inc., Class A	9.4%
Microsoft Corp.	8.9%
Broadcom, Inc.	8.6%
Alphabet, Inc., Class A	5.6%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.3%
Salesforce, Inc.	3.2%
ServiceNow, Inc.	2.8%

Sector Composition
Information technology	68.5%
Communication services	22.9%
Consumer discretionary	6.9%
Financials	0.8%
Industrials	0.6%
Utilities	0.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024 (the Effective Date), the fund’s diversification status was changed from diversified to non-diversified. Accordingly, on the Effective Date, the following was added to the fund’s “principal investment strategies” in the fund summary section of the fund’s prospectus, “The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.” Also on the Effective Date, “Non-Diversified Risk” was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SCIT-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Science & Technology Trust
Series II/JAFUX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series II/JAFUX)	$141	1.19%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Science & Technology Trust (Series II/JAFUX) returned 37.58% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Semiconductors and semiconductor equipment | The semiconductors industry contributed to absolute performance driven by NVIDIA Corp.
Software | The internet industry contributed by posting positive absolute returns for the period driven by AppLovin Corp. and a sizable position in Alphabet, Inc.

TOP PERFORMANCE DETRACTORS
Telecom services | The telecom services industry detracted from absolute performance driven by Arm Holdings PLC.
Energy | The energy industry detracted from absolute performance driven by First Solar, Inc. and Enphase Energy, Inc.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Trust (Series II/JAFUX)	37.58%	18.35%	17.80%
S&P 500 Index	25.02%	14.53%	13.10%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,141,542,557
Total number of portfolio holdings	109
Total advisory fees paid (net)	$9,347,590
Portfolio turnover rate	240%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.4%
Meta Platforms, Inc., Class A	9.4%
Microsoft Corp.	8.9%
Broadcom, Inc.	8.6%
Alphabet, Inc., Class A	5.6%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.3%
Salesforce, Inc.	3.2%
ServiceNow, Inc.	2.8%

Sector Composition
Information technology	68.5%
Communication services	22.9%
Consumer discretionary	6.9%
Financials	0.8%
Industrials	0.6%
Utilities	0.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024 (the Effective Date), the fund’s diversification status was changed from diversified to non-diversified. Accordingly, on the Effective Date, the following was added to the fund’s “principal investment strategies” in the fund summary section of the fund’s prospectus, “The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.” Also on the Effective Date, “Non-Diversified Risk” was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SCIT-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Science & Technology Trust
Series NAV/JAFSX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series NAV/JAFSX)	$112	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Science & Technology Trust (Series NAV/JAFSX) returned 37.98% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Semiconductors and semiconductor equipment | The semiconductors industry contributed to absolute performance driven by NVIDIA Corp.
Software | The internet industry contributed by posting positive absolute returns for the period driven by AppLovin Corp. and a sizable position in Alphabet, Inc.

TOP PERFORMANCE DETRACTORS
Telecom services | The telecom services industry detracted from absolute performance driven by Arm Holdings PLC.
Energy | The energy industry detracted from absolute performance driven by First Solar, Inc. and Enphase Energy, Inc.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Trust (Series NAV/JAFSX)	37.98%	18.65%	18.10%
S&P 500 Index	25.02%	14.53%	13.10%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,141,542,557
Total number of portfolio holdings	109
Total advisory fees paid (net)	$9,347,590
Portfolio turnover rate	240%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.4%
Meta Platforms, Inc., Class A	9.4%
Microsoft Corp.	8.9%
Broadcom, Inc.	8.6%
Alphabet, Inc., Class A	5.6%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.3%
Salesforce, Inc.	3.2%
ServiceNow, Inc.	2.8%

Sector Composition
Information technology	68.5%
Communication services	22.9%
Consumer discretionary	6.9%
Financials	0.8%
Industrials	0.6%
Utilities	0.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024 (the Effective Date), the fund’s diversification status was changed from diversified to non-diversified. Accordingly, on the Effective Date, the following was added to the fund’s “principal investment strategies” in the fund summary section of the fund’s prospectus, “The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.” Also on the Effective Date, “Non-Diversified Risk” was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SCIT-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series I/JESIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series I/JESIX)	$56	0.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Index Trust (Series I/JESIX) returned 10.84% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector led by Super Micro Computer, Inc. and MicroStrategy, Inc.
Other contributors | Industrials and financials are additional sectors that contributed to overall absolute performance.

TOP PERFORMANCE DETRACTORS
Utilities | The utilities sector was the only sector detracting from overall absolute performance.
Specific holdings | Holdings in Equitrans Midstream Corp. and Livent Corp. were the largest detractors to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Index Trust (Series I/JESIX)	10.84%	6.95%	7.42%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$541,317,580
Total number of portfolio holdings	1,822
Total advisory fees paid (net)	$2,252,218
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding, Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Sector Composition
Financials	18.1%
Industrials	17.2%
Health care	15.9%
Information technology	13.4%
Consumer discretionary	9.5%
Real estate	5.9%
Energy	5.0%
Materials	4.2%
Consumer staples	2.7%
Utilities	2.6%
Communication services	2.6%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCI-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series II/JAJOX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series II/JAJOX)	$77	0.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Index Trust (Series II/JAJOX) returned 10.60% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector led by Super Micro Computer, Inc. and MicroStrategy, Inc.
Other contributors | Industrials and financials are additional sectors that contributed to overall absolute performance.

TOP PERFORMANCE DETRACTORS
Utilities | The utilities sector was the only sector detracting from overall absolute performance.
Specific holdings | Holdings in Equitrans Midstream Corp. and Livent Corp. were the largest detractors to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Index Trust (Series II/JAJOX)	10.60%	6.72%	7.20%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$541,317,580
Total number of portfolio holdings	1,822
Total advisory fees paid (net)	$2,252,218
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding, Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Sector Composition
Financials	18.1%
Industrials	17.2%
Health care	15.9%
Information technology	13.4%
Consumer discretionary	9.5%
Real estate	5.9%
Energy	5.0%
Materials	4.2%
Consumer staples	2.7%
Utilities	2.6%
Communication services	2.6%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCI-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series NAV/JAEWX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series NAV/JAEWX)	$51	0.48%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Index Trust (Series NAV/JAEWX) returned 10.87% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector led by Super Micro Computer, Inc. and MicroStrategy, Inc.
Other contributors | Industrials and financials are additional sectors that contributed to overall absolute performance.

TOP PERFORMANCE DETRACTORS
Utilities | The utilities sector was the only sector detracting from overall absolute performance.
Specific holdings | Holdings in Equitrans Midstream Corp. and Livent Corp. were the largest detractors to absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Index Trust (Series NAV/JAEWX)	10.87%	6.99%	7.47%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$541,317,580
Total number of portfolio holdings	1,822
Total advisory fees paid (net)	$2,252,218
Portfolio turnover rate	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding, Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Sector Composition
Financials	18.1%
Industrials	17.2%
Health care	15.9%
Information technology	13.4%
Consumer discretionary	9.5%
Real estate	5.9%
Energy	5.0%
Materials	4.2%
Consumer staples	2.7%
Utilities	2.6%
Communication services	2.6%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCI-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series I/JADLX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series I/JADLX)	$92	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Opportunities Trust (Series I/JADLX) returned 8.58% for the year ended December 31, 2024. The U.S. market had positive performance for the one-year period, outperforming both developed foreign and emerging markets. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector was the strongest performing sector. The portfolio's greater emphasis in this sector led to it aiding the fund's absolute performance.
Heath care | The health care sector helped the portfolio's performance driven by Insmed Incorporated.
Information Technology | Information Technology sector helped performance. Specific holdings such as CyberArk Software Ltd. and Intapp, Inc. were notable contributors.

TOP PERFORMANCE DETRACTORS
Materials | At the sector level, materials was the weakest performing sector and detracted from performance.
Industrials | While the industrials sector contributed overall, specific holdings such as Atkore Inc. and Paycor HCM, Inc. within the industrials sector hurt performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP and GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Opportunities Trust (Series I/JADLX)	8.58%	10.68%	8.50%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%
Russell 2000 Value Index	8.05%	7.29%	7.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,874,759
Total number of portfolio holdings	1,171
Total advisory fees paid (net)	$1,231,995
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	1.0%
Intapp, Inc.	1.0%
Permian Resources Corp.	0.8%
Lithia Motors, Inc.	0.8%
Grand Canyon Education, Inc.	0.8%
SPX Technologies, Inc.	0.7%
Gates Industrial Corp. PLC	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
PJT Partners, Inc., Class A	0.7%
Matador Resources Company	0.6%

Sector Composition
Financials	23.3%
Industrials	17.4%
Consumer discretionary	13.6%
Health care	12.6%
Information technology	10.9%
Energy	7.8%
Materials	5.5%
Consumer staples	4.1%
Communication services	2.5%
Real estate	1.6%
Utilities	0.2%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series II/JADPX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series II/JADPX)	$113	1.08%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Opportunities Trust (Series II/JADPX) returned 8.37% for the year ended December 31, 2024. The U.S. market had positive performance for the one-year period, outperforming both developed foreign and emerging markets. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector was the strongest performing sector. The portfolio's greater emphasis in this sector led to it aiding the fund's absolute performance.
Heath care | The health care sector helped the portfolio's performance driven by Insmed Incorporated.
Information Technology | Information Technology sector helped performance. Specific holdings such as CyberArk Software Ltd. and Intapp, Inc. were notable contributors.

TOP PERFORMANCE DETRACTORS
Materials | At the sector level, materials was the weakest performing sector and detracted from performance.
Industrials | While the industrials sector contributed overall, specific holdings such as Atkore Inc. and Paycor HCM, Inc. within the industrials sector hurt performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP and GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Opportunities Trust (Series II/JADPX)	8.37%	10.46%	8.28%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%
Russell 2000 Value Index	8.05%	7.29%	7.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,874,759
Total number of portfolio holdings	1,171
Total advisory fees paid (net)	$1,231,995
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	1.0%
Intapp, Inc.	1.0%
Permian Resources Corp.	0.8%
Lithia Motors, Inc.	0.8%
Grand Canyon Education, Inc.	0.8%
SPX Technologies, Inc.	0.7%
Gates Industrial Corp. PLC	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
PJT Partners, Inc., Class A	0.7%
Matador Resources Company	0.6%

Sector Composition
Financials	23.3%
Industrials	17.4%
Consumer discretionary	13.6%
Health care	12.6%
Information technology	10.9%
Energy	7.8%
Materials	5.5%
Consumer staples	4.1%
Communication services	2.5%
Real estate	1.6%
Utilities	0.2%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series NAV/JADMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series NAV/JADMX)	$87	0.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Opportunities Trust (Series NAV/JADMX) returned 8.64% for the year ended December 31, 2024. The U.S. market had positive performance for the one-year period, outperforming both developed foreign and emerging markets. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector was the strongest performing sector. The portfolio's greater emphasis in this sector led to it aiding the fund's absolute performance.
Heath care | The health care sector helped the portfolio's performance driven by Insmed Incorporated.
Information Technology | Information Technology sector helped performance. Specific holdings such as CyberArk Software Ltd. and Intapp, Inc. were notable contributors.

TOP PERFORMANCE DETRACTORS
Materials | At the sector level, materials was the weakest performing sector and detracted from performance.
Industrials | While the industrials sector contributed overall, specific holdings such as Atkore Inc. and Paycor HCM, Inc. within the industrials sector hurt performance.

The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP and GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Opportunities Trust (Series NAV/JADMX)	8.64%	10.73%	8.55%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%
Russell 2000 Value Index	8.05%	7.29%	7.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$169,874,759
Total number of portfolio holdings	1,171
Total advisory fees paid (net)	$1,231,995
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	1.0%
Intapp, Inc.	1.0%
Permian Resources Corp.	0.8%
Lithia Motors, Inc.	0.8%
Grand Canyon Education, Inc.	0.8%
SPX Technologies, Inc.	0.7%
Gates Industrial Corp. PLC	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
PJT Partners, Inc., Class A	0.7%
Matador Resources Company	0.6%

Sector Composition
Financials	23.3%
Industrials	17.4%
Consumer discretionary	13.6%
Health care	12.6%
Information technology	10.9%
Energy	7.8%
Materials	5.5%
Consumer staples	4.1%
Communication services	2.5%
Real estate	1.6%
Utilities	0.2%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series I/JESGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series I/JESGX)	$119	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Stock Trust (Series I/JESGX) returned 11.64% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Industrials and Health care | The industrials and health care sectors contributed most to the fund’s absolute performance.
PROCEPT BioRobotics Corp. and Comfort Systems USA, Inc. | Positions in PROCEPT BioRobotics Corp. and Comfort Systems USA, Inc. were top contributors at the security level.

TOP PERFORMANCE DETRACTORS
Materials | The materials sector detracted from the fund's absolute performance.
Five9, Inc. and DoubleVerify Holdings, Inc. | Positions in Five9, Inc. and DoubleVerify Holdings, Inc. were the top detractors from the fund’s performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Stock Trust (Series I/JESGX)	11.64%	6.49%	7.77%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$291,314,963
Total number of portfolio holdings	112
Total advisory fees paid (net)	$2,882,771
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	3.1%
Fluor Corp.	2.5%
Verra Mobility Corp.	2.3%
PROCEPT BioRobotics Corp.	2.3%
ExlService Holdings, Inc.	2.3%
The AZEK Company, Inc.	2.3%
Cabot Corp.	2.2%
CyberArk Software, Ltd.	1.9%
Viper Energy, Inc.	1.9%
AvePoint, Inc.	1.8%

Sector Composition
Health care	27.3%
Industrials	24.5%
Information technology	17.3%
Consumer discretionary	9.1%
Financials	7.4%
Communication services	3.1%
Real estate	3.1%
Energy	3.0%
Materials	2.2%
Consumer staples	1.2%
Short-term investments	1.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCS-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series II/JAGQX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series II/JAGQX)	$139	1.32%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Stock Trust (Series II/JAGQX) returned 11.29% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Industrials and Health care | The industrials and health care sectors contributed most to the fund’s absolute performance.
PROCEPT BioRobotics Corp. and Comfort Systems USA, Inc. | Positions in PROCEPT BioRobotics Corp. and Comfort Systems USA, Inc. were top contributors at the security level.

TOP PERFORMANCE DETRACTORS
Materials | The materials sector detracted from the fund's absolute performance.
Five9, Inc. and DoubleVerify Holdings, Inc. | Positions in Five9, Inc. and DoubleVerify Holdings, Inc. were the top detractors from the fund’s performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Stock Trust (Series II/JAGQX)	11.29%	6.26%	7.55%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$291,314,963
Total number of portfolio holdings	112
Total advisory fees paid (net)	$2,882,771
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	3.1%
Fluor Corp.	2.5%
Verra Mobility Corp.	2.3%
PROCEPT BioRobotics Corp.	2.3%
ExlService Holdings, Inc.	2.3%
The AZEK Company, Inc.	2.3%
Cabot Corp.	2.2%
CyberArk Software, Ltd.	1.9%
Viper Energy, Inc.	1.9%
AvePoint, Inc.	1.8%

Sector Composition
Health care	27.3%
Industrials	24.5%
Information technology	17.3%
Consumer discretionary	9.1%
Financials	7.4%
Communication services	3.1%
Real estate	3.1%
Energy	3.0%
Materials	2.2%
Consumer staples	1.2%
Short-term investments	1.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCS-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series NAV/JAGPX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series NAV/JAGPX)	$113	1.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Stock Trust (Series NAV/JAGPX) returned 11.55% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Industrials and Health care | The industrials and health care sectors contributed most to the fund’s absolute performance.
PROCEPT BioRobotics Corp. and Comfort Systems USA, Inc. | Positions in PROCEPT BioRobotics Corp. and Comfort Systems USA, Inc. were top contributors at the security level.

TOP PERFORMANCE DETRACTORS
Materials | The materials sector detracted from the fund's absolute performance.
Five9, Inc. and DoubleVerify Holdings, Inc. | Positions in Five9, Inc. and DoubleVerify Holdings, Inc. were the top detractors from the fund’s performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Stock Trust (Series NAV/JAGPX)	11.55%	6.53%	7.82%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$291,314,963
Total number of portfolio holdings	112
Total advisory fees paid (net)	$2,882,771
Portfolio turnover rate	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	3.1%
Fluor Corp.	2.5%
Verra Mobility Corp.	2.3%
PROCEPT BioRobotics Corp.	2.3%
ExlService Holdings, Inc.	2.3%
The AZEK Company, Inc.	2.3%
Cabot Corp.	2.2%
CyberArk Software, Ltd.	1.9%
Viper Energy, Inc.	1.9%
AvePoint, Inc.	1.8%

Sector Composition
Health care	27.3%
Industrials	24.5%
Information technology	17.3%
Consumer discretionary	9.1%
Financials	7.4%
Communication services	3.1%
Real estate	3.1%
Energy	3.0%
Materials	2.2%
Consumer staples	1.2%
Short-term investments	1.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCS-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Small Cap Value Trust
Series I/JESVX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Trust (Series I/JESVX)	$107	1.04%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Value Trust (Series I/JESVX) returned 5.93% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Financials and Information technology | The financials and information technology sectors contributed most to the fund’s absolute performance.
Bread Financial Holdings, Inc. and ACI Worldwide, Inc. | Positions in Bread Financial Holdings, Inc. and ACI Worldwide, Inc. were top contributors to performance.

TOP PERFORMANCE DETRACTORS
Health care and Consumer discretionary | The health care and consumer discretionary sectors detracted the most from the fund’s absolute performance.
Integra LifeSciences Holdings Corp. and AMN Healthcare Services, Inc. | Positions in Integra LifeSciences Holdings Corp. and AMN Healthcare Services, Inc. were the top detractors from performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Trust (Series I/JESVX)	5.93%	5.00%	5.90%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$441,674,509
Total number of portfolio holdings	81
Total advisory fees paid (net)	$4,236,125
Portfolio turnover rate	53%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.2%
Bank OZK	2.1%
Huron Consulting Group, Inc.	1.9%
Gulfport Energy Corp.	1.9%
Air Lease Corp.	1.9%
Seacoast Banking Corp. of Florida	1.9%
The Middleby Corp.	1.8%
Vanguard Small-Cap ETF	1.7%
Enterprise Financial Services Corp.	1.7%
Synovus Financial Corp.	1.7%

Sector Composition
Financials	26.1%
Industrials	20.7%
Consumer discretionary	11.2%
Real estate	10.3%
Information technology	7.6%
Materials	6.9%
Energy	5.6%
Utilities	4.1%
Health care	3.6%
Equity	1.7%
Consumer staples	1.5%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMVT-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Small Cap Value Trust
Series II/JAGZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Trust (Series II/JAGZX)	$128	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Value Trust (Series II/JAGZX) returned 5.74% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Financials and Information technology | The financials and information technology sectors contributed most to the fund’s absolute performance.
Bread Financial Holdings, Inc. and ACI Worldwide, Inc. | Positions in Bread Financial Holdings, Inc. and ACI Worldwide, Inc. were top contributors to performance.

TOP PERFORMANCE DETRACTORS
Health care and Consumer discretionary | The health care and consumer discretionary sectors detracted the most from the fund’s absolute performance.
Integra LifeSciences Holdings Corp. and AMN Healthcare Services, Inc. | Positions in Integra LifeSciences Holdings Corp. and AMN Healthcare Services, Inc. were the top detractors from performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Trust (Series II/JAGZX)	5.74%	4.78%	5.69%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$441,674,509
Total number of portfolio holdings	81
Total advisory fees paid (net)	$4,236,125
Portfolio turnover rate	53%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.2%
Bank OZK	2.1%
Huron Consulting Group, Inc.	1.9%
Gulfport Energy Corp.	1.9%
Air Lease Corp.	1.9%
Seacoast Banking Corp. of Florida	1.9%
The Middleby Corp.	1.8%
Vanguard Small-Cap ETF	1.7%
Enterprise Financial Services Corp.	1.7%
Synovus Financial Corp.	1.7%

Sector Composition
Financials	26.1%
Industrials	20.7%
Consumer discretionary	11.2%
Real estate	10.3%
Information technology	7.6%
Materials	6.9%
Energy	5.6%
Utilities	4.1%
Health care	3.6%
Equity	1.7%
Consumer staples	1.5%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMVT-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Small Cap Value Trust
Series NAV/JAHBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Cap Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Trust (Series NAV/JAHBX)	$102	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Cap Value Trust (Series NAV/JAHBX) returned 6.01% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Financials and Information technology | The financials and information technology sectors contributed most to the fund’s absolute performance.
Bread Financial Holdings, Inc. and ACI Worldwide, Inc. | Positions in Bread Financial Holdings, Inc. and ACI Worldwide, Inc. were top contributors to performance.

TOP PERFORMANCE DETRACTORS
Health care and Consumer discretionary | The health care and consumer discretionary sectors detracted the most from the fund’s absolute performance.
Integra LifeSciences Holdings Corp. and AMN Healthcare Services, Inc. | Positions in Integra LifeSciences Holdings Corp. and AMN Healthcare Services, Inc. were the top detractors from performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Trust (Series NAV/JAHBX)	6.01%	5.05%	5.95%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$441,674,509
Total number of portfolio holdings	81
Total advisory fees paid (net)	$4,236,125
Portfolio turnover rate	53%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.2%
Bank OZK	2.1%
Huron Consulting Group, Inc.	1.9%
Gulfport Energy Corp.	1.9%
Air Lease Corp.	1.9%
Seacoast Banking Corp. of Florida	1.9%
The Middleby Corp.	1.8%
Vanguard Small-Cap ETF	1.7%
Enterprise Financial Services Corp.	1.7%
Synovus Financial Corp.	1.7%

Sector Composition
Financials	26.1%
Industrials	20.7%
Consumer discretionary	11.2%
Real estate	10.3%
Information technology	7.6%
Materials	6.9%
Energy	5.6%
Utilities	4.1%
Health care	3.6%
Equity	1.7%
Consumer staples	1.5%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMVT-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Small Company Value Trust
Series I/JAEPX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series I/JAEPX)	$118	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Company Value Trust (Series I/JAEPX) returned 10.20% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from AI developments. Although inflation remained above the U.S. Federal Reserve’s long-term target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to the fund's absolute performance led by Pinnacle Financial Partners, Inc.
Consumer discretionary | Consumer discretionary also contributed to absolute performance driven by Carvana Company.
Industrials | The industrials sector aided absolute fund performance driven by Parsons Corp.

TOP PERFORMANCE DETRACTORS
Health care | The health care sector detracted from absolute performance with Cytokinetics, Inc. being among the bottom positions.
Materials | This sector detracted by posting negative absolute returns for the period driven by Constellium SE.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Company Value Trust (Series I/JAEPX)	10.20%	6.38%	7.56%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$127,797,233
Total number of portfolio holdings	198
Total advisory fees paid (net)	$1,253,901
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.0%
PennyMac Financial Services, Inc.	1.6%
Columbia Banking System, Inc.	1.4%
Houlihan Lokey, Inc.	1.3%
Matador Resources Company	1.2%
SouthState Corp.	1.1%
FB Financial Corp.	1.1%
TechnipFMC PLC	1.1%
Apple Hospitality REIT, Inc.	1.0%
Texas Capital Bancshares, Inc.	1.0%

Sector Composition
Financials	28.0%
Industrials	13.9%
Real estate	10.5%
Consumer discretionary	9.6%
Energy	7.8%
Health care	7.6%
Information technology	6.1%
Utilities	5.2%
Materials	4.2%
Consumer staples	2.1%
Communication services	1.8%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Small Company Value Trust
Series II/JAERX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series II/JAERX)	$139	1.32%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Company Value Trust (Series II/JAERX) returned 9.88% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from AI developments. Although inflation remained above the U.S. Federal Reserve’s long-term target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to the fund's absolute performance led by Pinnacle Financial Partners, Inc.
Consumer discretionary | Consumer discretionary also contributed to absolute performance driven by Carvana Company.
Industrials | The industrials sector aided absolute fund performance driven by Parsons Corp.

TOP PERFORMANCE DETRACTORS
Health care | The health care sector detracted from absolute performance with Cytokinetics, Inc. being among the bottom positions.
Materials | This sector detracted by posting negative absolute returns for the period driven by Constellium SE.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Company Value Trust (Series II/JAERX)	9.88%	6.17%	7.35%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$127,797,233
Total number of portfolio holdings	198
Total advisory fees paid (net)	$1,253,901
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.0%
PennyMac Financial Services, Inc.	1.6%
Columbia Banking System, Inc.	1.4%
Houlihan Lokey, Inc.	1.3%
Matador Resources Company	1.2%
SouthState Corp.	1.1%
FB Financial Corp.	1.1%
TechnipFMC PLC	1.1%
Apple Hospitality REIT, Inc.	1.0%
Texas Capital Bancshares, Inc.	1.0%

Sector Composition
Financials	28.0%
Industrials	13.9%
Real estate	10.5%
Consumer discretionary	9.6%
Energy	7.8%
Health care	7.6%
Information technology	6.1%
Utilities	5.2%
Materials	4.2%
Consumer staples	2.1%
Communication services	1.8%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Small Company Value Trust
Series NAV/JAEQX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series NAV/JAEQX)	$113	1.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Small Company Value Trust (Series NAV/JAEQX) returned 10.32% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from AI developments. Although inflation remained above the U.S. Federal Reserve’s long-term target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to the fund's absolute performance led by Pinnacle Financial Partners, Inc.
Consumer discretionary | Consumer discretionary also contributed to absolute performance driven by Carvana Company.
Industrials | The industrials sector aided absolute fund performance driven by Parsons Corp.

TOP PERFORMANCE DETRACTORS
Health care | The health care sector detracted from absolute performance with Cytokinetics, Inc. being among the bottom positions.
Materials | This sector detracted by posting negative absolute returns for the period driven by Constellium SE.

The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Company Value Trust (Series NAV/JAEQX)	10.32%	6.44%	7.63%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$127,797,233
Total number of portfolio holdings	198
Total advisory fees paid (net)	$1,253,901
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.0%
PennyMac Financial Services, Inc.	1.6%
Columbia Banking System, Inc.	1.4%
Houlihan Lokey, Inc.	1.3%
Matador Resources Company	1.2%
SouthState Corp.	1.1%
FB Financial Corp.	1.1%
TechnipFMC PLC	1.1%
Apple Hospitality REIT, Inc.	1.0%
Texas Capital Bancshares, Inc.	1.0%

Sector Composition
Financials	28.0%
Industrials	13.9%
Real estate	10.5%
Consumer discretionary	9.6%
Energy	7.8%
Health care	7.6%
Information technology	6.1%
Utilities	5.2%
Materials	4.2%
Consumer staples	2.1%
Communication services	1.8%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Strategic Equity Allocation Trust
Series NAV/JAFVX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Strategic Equity Allocation Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Equity Allocation Trust (Series NAV/JAFVX)	$57	0.53%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Equity Allocation Trust (Series NAV/JAFVX) returned 15.65% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector. NVIDIA Corp. performed well in this sector.
Financials | Favorable performance in the sector was attributable to JPMorgan Chase & Co. and Berkshire Hathaway, Inc.

TOP PERFORMANCE DETRACTORS
Materials | This sector was the largest detractor in the portfolio on an absolute basis.
Other detractors | Energy and real estate sectors also generated negative returns.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Equity Allocation Trust (Series NAV/JAFVX)	15.65%	10.14%	9.55%
S&P 500 Index	25.02%	14.53%	13.10%
30% MSCI EAFE Index/ 70% Russell 3000 Index	17.58%	11.13%	10.37%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,982,587,192
Total number of portfolio holdings	3,367
Total advisory fees paid (net)	$35,498,772
Portfolio turnover rate	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	4.1%
NVIDIA Corp.	3.6%
Microsoft Corp.	3.4%
Amazon.com, Inc.	2.2%
Meta Platforms, Inc., Class A	1.4%
Tesla, Inc.	1.2%
Alphabet, Inc., Class A	1.2%
Broadcom, Inc.	1.2%
Alphabet, Inc., Class C	1.0%
Berkshire Hathaway, Inc., Class B	0.9%

Sector Composition
Information technology	21.6%
Financials	16.2%
Industrials	12.2%
Consumer discretionary	11.0%
Health care	10.7%
Communication services	6.8%
Consumer staples	5.9%
Materials	3.5%
Energy	3.4%
Utilities	2.6%
Real estate	2.5%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SEAT-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series I/JETSX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series I/JETSX)	$55	0.49%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Total Stock Market Index Trust (Series I/JETSX) returned 23.48% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector. Notable individual contributors included NVIDIA Corp., Apple, Inc. and Broadcom, Inc.
Financials, communication services and consumer discretionary | Favorable performance in these sectors was led by JPMorgan Chase & Co., Meta Platforms, Inc. and Amazon.com, Inc.

TOP PERFORMANCE DETRACTORS
Intel Corp. | The single largest absolute detractor was Intel Corp., a semiconductor company.
Real estate and materials | These two sectors posted the smallest contributions to fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Stock Market Index Trust (Series I/JETSX)	23.48%	13.27%	11.87%
Wilshire 5000 Total Market Full Cap Index	24.18%	13.75%	12.35%

The fund has designated Wilshire 5000 Total Market Full Cap Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,028,304,695
Total number of portfolio holdings	3,098
Total advisory fees paid (net)	$3,735,244
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.2%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.1%
Amazon.com, Inc.	3.7%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.2%

Sector Composition
Information technology	28.9%
Financials	13.9%
Consumer discretionary	11.5%
Health care	10.1%
Industrials	9.0%
Communication services	8.7%
Consumer staples	5.6%
Energy	3.2%
Real estate	2.4%
Materials	2.3%
Utilities	2.1%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TOST-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series II/JAFFX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series II/JAFFX)	$77	0.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Total Stock Market Index Trust (Series II/JAFFX) returned 23.23% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector. Notable individual contributors included NVIDIA Corp., Apple, Inc. and Broadcom, Inc.
Financials, communication services and consumer discretionary | Favorable performance in these sectors was led by JPMorgan Chase & Co., Meta Platforms, Inc. and Amazon.com, Inc.

TOP PERFORMANCE DETRACTORS
Intel Corp. | The single largest absolute detractor was Intel Corp., a semiconductor company.
Real estate and materials | These two sectors posted the smallest contributions to fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Stock Market Index Trust (Series II/JAFFX)	23.23%	13.04%	11.64%
Wilshire 5000 Total Market Full Cap Index	24.18%	13.75%	12.35%

The fund has designated Wilshire 5000 Total Market Full Cap Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,028,304,695
Total number of portfolio holdings	3,098
Total advisory fees paid (net)	$3,735,244
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.2%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.1%
Amazon.com, Inc.	3.7%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.2%

Sector Composition
Information technology	28.9%
Financials	13.9%
Consumer discretionary	11.5%
Health care	10.1%
Industrials	9.0%
Communication services	8.7%
Consumer staples	5.6%
Energy	3.2%
Real estate	2.4%
Materials	2.3%
Utilities	2.1%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TOST-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series NAV/JAFEX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series NAV/JAFEX)	$49	0.44%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Total Stock Market Index Trust (Series NAV/JAFEX) returned 23.53% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector. Notable individual contributors included NVIDIA Corp., Apple, Inc. and Broadcom, Inc.
Financials, communication services and consumer discretionary | Favorable performance in these sectors was led by JPMorgan Chase & Co., Meta Platforms, Inc. and Amazon.com, Inc.

TOP PERFORMANCE DETRACTORS
Intel Corp. | The single largest absolute detractor was Intel Corp., a semiconductor company.
Real estate and materials | These two sectors posted the smallest contributions to fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Stock Market Index Trust (Series NAV/JAFEX)	23.53%	13.33%	11.93%
Wilshire 5000 Total Market Full Cap Index	24.18%	13.75%	12.35%

The fund has designated Wilshire 5000 Total Market Full Cap Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,028,304,695
Total number of portfolio holdings	3,098
Total advisory fees paid (net)	$3,735,244
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.2%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.1%
Amazon.com, Inc.	3.7%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.2%

Sector Composition
Information technology	28.9%
Financials	13.9%
Consumer discretionary	11.5%
Health care	10.1%
Industrials	9.0%
Communication services	8.7%
Consumer staples	5.6%
Energy	3.2%
Real estate	2.4%
Materials	2.3%
Utilities	2.1%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TOST-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Active Bond Trust
Series I/JAHFX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series I/JAHFX)	$71	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Active Bond Trust (Series I/JAHFX) returned 2.25% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporate bonds made the largest contribution to absolute performance with investment grade and high yield corporate bonds as leading contributors.
Other fixed income allocations | Agency mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities also contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | Although the fund received interest income from U.S. Treasuries, the mark to market value of U.S. Treasuries detracted, leading to a negative return from a total return perspective.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Active Bond Trust (Series I/JAHFX)	2.25%	0.28%	1.90%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$550,277,109
Total number of portfolio holdings	994
Total advisory fees paid (net)	$3,262,372
Portfolio turnover rate	111%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.8%
U.S. Government Agency	34.6%
U.S. Government	18.7%
Asset-backed securities	4.8%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Short-term investments and other	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
ACTB-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Active Bond Trust
Series II/JAHEX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series II/JAHEX)	$91	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Active Bond Trust (Series II/JAHEX) returned 2.06% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporate bonds made the largest contribution to absolute performance with investment grade and high yield corporate bonds as leading contributors.
Other fixed income allocations | Agency mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities also contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | Although the fund received interest income from U.S. Treasuries, the mark to market value of U.S. Treasuries detracted, leading to a negative return from a total return perspective.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Active Bond Trust (Series II/JAHEX)	2.06%	0.08%	1.69%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$550,277,109
Total number of portfolio holdings	994
Total advisory fees paid (net)	$3,262,372
Portfolio turnover rate	111%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.8%
U.S. Government Agency	34.6%
U.S. Government	18.7%
Asset-backed securities	4.8%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Short-term investments and other	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
ACTB-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Active Bond Trust
Series NAV/JAHDX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series NAV/JAHDX)	$66	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Active Bond Trust (Series NAV/JAHDX) returned 2.16% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporate bonds made the largest contribution to absolute performance with investment grade and high yield corporate bonds as leading contributors.
Other fixed income allocations | Agency mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities also contributed to absolute performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | Although the fund received interest income from U.S. Treasuries, the mark to market value of U.S. Treasuries detracted, leading to a negative return from a total return perspective.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Active Bond Trust (Series NAV/JAHDX)	2.16%	0.31%	1.93%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$550,277,109
Total number of portfolio holdings	994
Total advisory fees paid (net)	$3,262,372
Portfolio turnover rate	111%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.8%
U.S. Government Agency	34.6%
U.S. Government	18.7%
Asset-backed securities	4.8%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Short-term investments and other	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
ACTB-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Core Bond Trust
Series I/JADKX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series I/JADKX)	$67	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Core Bond Trust (Series I/JADKX) returned 1.48% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Collateralized Mortgage Obligations (CMOs) | The largest contributor to performance was the portfolio's position in CMOs, which benefited from a recovery in demand after underperforming in 2023.
Banking sector | Holdings in this sector also contributed to total returns, benefiting from the overall outperformance of corporate bonds, as well as ongoing spread compression relative to other subsectors within the credit market.

TOP PERFORMANCE DETRACTORS
Treasuries | Holdings in U.S. Treasuries, particularly in longer maturities, detracted from performance as longer-term interest rates rose during 2024.
Longer term corporate bonds | Longer duration corporate bonds also detracted as the impact of spread tightening and overall yields were not able to offset the increase in long-term interest rates.

The views expressed in this report are exclusively those of the portfolio management team at Allspring Global Investments, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Trust (Series I/JADKX)	1.48%	(0.26)%	1.26%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$795,921,719
Total number of portfolio holdings	993
Total advisory fees paid (net)	$4,514,404
Portfolio turnover rate	233%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	27.4%
U.S. Government	23.6%
Corporate bonds	21.3%
Collateralized mortgage obligations – U.S. Government Agency	15.0%
Asset-backed securities	7.7%
Collateralized mortgage obligations – Commercial and residential	1.2%
Foreign government obligations	1.0%
Municipal bonds	0.3%
Short-term investments	2.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CRBT-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Core Bond Trust
Series II/JAAEX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series II/JAAEX)	$88	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Core Bond Trust (Series II/JAAEX) returned 1.22% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Collateralized Mortgage Obligations (CMOs) | The largest contributor to performance was the portfolio's position in CMOs, which benefited from a recovery in demand after underperforming in 2023.
Banking sector | Holdings in this sector also contributed to total returns, benefiting from the overall outperformance of corporate bonds, as well as ongoing spread compression relative to other subsectors within the credit market.

TOP PERFORMANCE DETRACTORS
Treasuries | Holdings in U.S. Treasuries, particularly in longer maturities, detracted from performance as longer-term interest rates rose during 2024.
Longer term corporate bonds | Longer duration corporate bonds also detracted as the impact of spread tightening and overall yields were not able to offset the increase in long-term interest rates.

The views expressed in this report are exclusively those of the portfolio management team at Allspring Global Investments, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Trust (Series II/JAAEX)	1.22%	(0.46)%	1.05%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$795,921,719
Total number of portfolio holdings	993
Total advisory fees paid (net)	$4,514,404
Portfolio turnover rate	233%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	27.4%
U.S. Government	23.6%
Corporate bonds	21.3%
Collateralized mortgage obligations – U.S. Government Agency	15.0%
Asset-backed securities	7.7%
Collateralized mortgage obligations – Commercial and residential	1.2%
Foreign government obligations	1.0%
Municipal bonds	0.3%
Short-term investments	2.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CRBT-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Core Bond Trust
Series NAV/JVCNX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series NAV/JVCNX)	$62	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Core Bond Trust (Series NAV/JVCNX) returned 1.54% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Collateralized Mortgage Obligations (CMOs) | The largest contributor to performance was the portfolio's position in CMOs, which benefited from a recovery in demand after underperforming in 2023.
Banking sector | Holdings in this sector also contributed to total returns, benefiting from the overall outperformance of corporate bonds, as well as ongoing spread compression relative to other subsectors within the credit market.

TOP PERFORMANCE DETRACTORS
Treasuries | Holdings in U.S. Treasuries, particularly in longer maturities, detracted from performance as longer-term interest rates rose during 2024.
Longer term corporate bonds | Longer duration corporate bonds also detracted as the impact of spread tightening and overall yields were not able to offset the increase in long-term interest rates.

The views expressed in this report are exclusively those of the portfolio management team at Allspring Global Investments, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Trust (Series NAV/JVCNX)	1.54%	(0.19)%	1.30%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$795,921,719
Total number of portfolio holdings	993
Total advisory fees paid (net)	$4,514,404
Portfolio turnover rate	233%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	27.4%
U.S. Government	23.6%
Corporate bonds	21.3%
Collateralized mortgage obligations – U.S. Government Agency	15.0%
Asset-backed securities	7.7%
Collateralized mortgage obligations – Commercial and residential	1.2%
Foreign government obligations	1.0%
Municipal bonds	0.3%
Short-term investments	2.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CRBT-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
High Yield Trust
Series I/JAELX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series I/JAELX)	$91	0.87%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Trust (Series I/JAELX) returned 8.95% for the year ended December 31, 2024. U.S. high-yield bonds posted strong total returns over the reporting period, driven by elevated all-in yields and narrowing credit spreads, amid resilient economic growth and stable corporate earnings. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Exposure to high-yield industrials, in particular sectors like airlines and cruise lines, was the primary contributor to performance. American Airlines, Inc. and Norwegian Cruise Line Holdings were top contributors.
Collateralized Loan Obligations (CLOs) | An opportunistic allocation to CLOs enhanced the Fund’s performance.
Derivatives | In aggregate, derivative positions, including futures, credit default swaps, and foreign forward currency contracts, contributed to performance.

TOP PERFORMANCE DETRACTORS
Individual positions | Positions within the consumer cyclical (WW International, Inc.), capital goods (ARD Finance SA) and communications (Gray Television, Inc.) sectors were the largest detractors from performance.
Sub-sectors | On a sub-sector basis, exposures to packaging (within capital goods) and wireless (within communications) were also detractors during the reporting period.

The views expressed in this report are exclusively those of the portfolio management team at Western Asset Management Company, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Trust (Series I/JAELX)	8.95%	3.65%	4.40%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$178,976,346
Total number of portfolio holdings	394
Total advisory fees paid (net)	$1,261,921
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.9%
Asset-backed securities	5.5%
Term loans	4.5%
Convertible bonds	0.5%
Foreign government obligations	0.5%
Common stocks	0.2%
Short-term investments and other	2.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
HIYI-A-I

12/24
2/25

John Hancock Variable Insurance Trust
High Yield Trust
Series II/JAEOX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series II/JAEOX)	$112	1.07%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Trust (Series II/JAEOX) returned 8.72% for the year ended December 31, 2024. U.S. high-yield bonds posted strong total returns over the reporting period, driven by elevated all-in yields and narrowing credit spreads, amid resilient economic growth and stable corporate earnings. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Exposure to high-yield industrials, in particular sectors like airlines and cruise lines, was the primary contributor to performance. American Airlines, Inc. and Norwegian Cruise Line Holdings were top contributors.
Collateralized Loan Obligations (CLOs) | An opportunistic allocation to CLOs enhanced the Fund’s performance.
Derivatives | In aggregate, derivative positions, including futures, credit default swaps, and foreign forward currency contracts, contributed to performance.

TOP PERFORMANCE DETRACTORS
Individual positions | Positions within the consumer cyclical (WW International, Inc.), capital goods (ARD Finance SA) and communications (Gray Television, Inc.) sectors were the largest detractors from performance.
Sub-sectors | On a sub-sector basis, exposures to packaging (within capital goods) and wireless (within communications) were also detractors during the reporting period.

The views expressed in this report are exclusively those of the portfolio management team at Western Asset Management Company, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Trust (Series II/JAEOX)	8.72%	3.44%	4.19%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$178,976,346
Total number of portfolio holdings	394
Total advisory fees paid (net)	$1,261,921
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.9%
Asset-backed securities	5.5%
Term loans	4.5%
Convertible bonds	0.5%
Foreign government obligations	0.5%
Common stocks	0.2%
Short-term investments and other	2.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
HIYI-A-II

12/24
2/25

John Hancock Variable Insurance Trust
High Yield Trust
Series NAV/JAEMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series NAV/JAEMX)	$86	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Trust (Series NAV/JAEMX) returned 9.19% for the year ended December 31, 2024. U.S. high-yield bonds posted strong total returns over the reporting period, driven by elevated all-in yields and narrowing credit spreads, amid resilient economic growth and stable corporate earnings. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Exposure to high-yield industrials, in particular sectors like airlines and cruise lines, was the primary contributor to performance. American Airlines, Inc. and Norwegian Cruise Line Holdings were top contributors.
Collateralized Loan Obligations (CLOs) | An opportunistic allocation to CLOs enhanced the Fund’s performance.
Derivatives | In aggregate, derivative positions, including futures, credit default swaps, and foreign forward currency contracts, contributed to performance.

TOP PERFORMANCE DETRACTORS
Individual positions | Positions within the consumer cyclical (WW International, Inc.), capital goods (ARD Finance SA) and communications (Gray Television, Inc.) sectors were the largest detractors from performance.
Sub-sectors | On a sub-sector basis, exposures to packaging (within capital goods) and wireless (within communications) were also detractors during the reporting period.

The views expressed in this report are exclusively those of the portfolio management team at Western Asset Management Company, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Trust (Series NAV/JAEMX)	9.19%	3.69%	4.46%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$178,976,346
Total number of portfolio holdings	394
Total advisory fees paid (net)	$1,261,921
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.9%
Asset-backed securities	5.5%
Term loans	4.5%
Convertible bonds	0.5%
Foreign government obligations	0.5%
Common stocks	0.2%
Short-term investments and other	2.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
HIYI-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series I/JADUX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series I/JADUX)	$76	0.75%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Quality Bond Trust (Series I/JADUX) returned 2.00% for the year ended December 31, 2024. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the US elections and President-elect Donald Trump’s economic plans.
TOP PERFORMANCE CONTRIBUTORS
Structured Finance Sectors | Allocations to non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) helped results as spreads tightened.
Investment grade bonds | Investment grade credit contributed to fund performance. Holdings in high yield bonds also contributed but to a lesser extent.

TOP PERFORMANCE DETRACTORS
Agency mortgage-backed securities (MBS) | Holdings in agency MBS detracted from the fund's performance.
U.S. Government | Holdings in U.S. Government securities hurt fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Quality Bond Trust (Series I/JADUX)	2.00%	(0.03)%	1.60%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$217,069,716
Total number of portfolio holdings	849
Total advisory fees paid (net)	$1,280,266
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	28.8%
U.S. Government Agency	25.9%
Corporate bonds	20.5%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	7.7%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Foreign government obligations	2.8%
Municipal bonds	1.2%
Short-term investments	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INQB-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series II/JADSX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series II/JADSX)	$96	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Quality Bond Trust (Series II/JADSX) returned 1.82% for the year ended December 31, 2024. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the US elections and President-elect Donald Trump’s economic plans.
TOP PERFORMANCE CONTRIBUTORS
Structured Finance Sectors | Allocations to non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) helped results as spreads tightened.
Investment grade bonds | Investment grade credit contributed to fund performance. Holdings in high yield bonds also contributed but to a lesser extent.

TOP PERFORMANCE DETRACTORS
Agency mortgage-backed securities (MBS) | Holdings in agency MBS detracted from the fund's performance.
U.S. Government | Holdings in U.S. Government securities hurt fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Quality Bond Trust (Series II/JADSX)	1.82%	(0.23)%	1.40%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$217,069,716
Total number of portfolio holdings	849
Total advisory fees paid (net)	$1,280,266
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	28.8%
U.S. Government Agency	25.9%
Corporate bonds	20.5%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	7.7%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Foreign government obligations	2.8%
Municipal bonds	1.2%
Short-term investments	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INQB-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series NAV/JAJNX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series NAV/JAJNX)	$71	0.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investment Quality Bond Trust (Series NAV/JAJNX) returned 2.05% for the year ended December 31, 2024. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the US elections and President-elect Donald Trump’s economic plans.
TOP PERFORMANCE CONTRIBUTORS
Structured Finance Sectors | Allocations to non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) helped results as spreads tightened.
Investment grade bonds | Investment grade credit contributed to fund performance. Holdings in high yield bonds also contributed but to a lesser extent.

TOP PERFORMANCE DETRACTORS
Agency mortgage-backed securities (MBS) | Holdings in agency MBS detracted from the fund's performance.
U.S. Government | Holdings in U.S. Government securities hurt fund performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Quality Bond Trust (Series NAV/JAJNX)	2.05%	0.02%	1.66%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$217,069,716
Total number of portfolio holdings	849
Total advisory fees paid (net)	$1,280,266
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	28.8%
U.S. Government Agency	25.9%
Corporate bonds	20.5%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	7.7%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Foreign government obligations	2.8%
Municipal bonds	1.2%
Short-term investments	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INQB-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Money Market Trust
Series I/JHOXX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series I/JHOXX)	$34	0.33%
Fund Statistics
Fund net assets	$2,246,487,581
Total number of portfolio holdings	99
Total advisory fees paid (net)	$5,363,671
Weighted Average Maturity	27 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	46.2%
U.S. Government	36.0%
Repurchase agreement	17.8%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MMT-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Money Market Trust
Series II/JAAXX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series II/JAAXX)	$54	0.53%
Fund Statistics
Fund net assets	$2,246,487,581
Total number of portfolio holdings	99
Total advisory fees paid (net)	$5,363,671
Weighted Average Maturity	27 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	46.2%
U.S. Government	36.0%
Repurchase agreement	17.8%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MMT-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Money Market Trust
Series NAV/JABXX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series NAV/JABXX)	$29	0.28%
Fund Statistics
Fund net assets	$2,246,487,581
Total number of portfolio holdings	99
Total advisory fees paid (net)	$5,363,671
Weighted Average Maturity	27 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	46.2%
U.S. Government	36.0%
Repurchase agreement	17.8%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MMT-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series I/JAEJX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series I/JAEJX)	$82	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Trust (Series I/JAEJX) declined 0.32% for the year ended December 31, 2024. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the US elections and President-elect Donald Trump’s economic plans.
TOP PERFORMANCE CONTRIBUTORS
Strategic sector positions | Within this strategy, the security-selection focused credit themes of Short Cycle Credit added to performance. Stranded Credit was the second largest contributor as the convertible positions benefitted from a strong equity market.
Relative value | The fund's Global Credit Absolute Return theme aided performance.
Activist Government | Our Activist Government theme had a positive impact on performance despite nominal rates moving higher across most developed market countries.

TOP PERFORMANCE DETRACTORS
Tactical Strategies | This strategy was the largest detractor over the period, driven primarily from credit and FX hedging.
Emerging Markets (EM) | EM exposures and our long position in U.S. rates were headwinds to performance over the annual period. Exposure to EM local debt detracted from performance, driven by the U.S. dollar’s resilience.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Trust (Series I/JAEJX)	(0.32)%	1.35%	1.90%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.40%	0.48%	2.01%

The fund has designated Bloomberg Global Aggregate Bond (USD Hedged) Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$138,524,511
Total number of portfolio holdings	1,014
Total advisory fees paid (net)	$812,842
Portfolio turnover rate	101%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	33.4%
U.S. Government Agency	24.8%
Corporate bonds	11.3%
U.S. Government	10.0%
Convertible bonds	4.2%
Asset-backed securities	2.6%
Term loans	1.7%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Collateralized mortgage obligations – Commercial and residential	1.2%
Preferred securities	0.9%
Municipal bonds	0.1%
Short-term investments	8.2%

Country Composition
United States	59.5%
Brazil	4.4%
New Zealand	3.9%
Colombia	3.4%
Mexico	3.4%
Norway	3.3%
Australia	2.4%
United Kingdom	1.9%
Canada	1.7%
Cayman Islands	1.5%
Other countries	14.6%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
OPFI-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series II/JAEHX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series II/JAEHX)	$102	1.02%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Trust (Series II/JAEHX) declined 0.41% for the year ended December 31, 2024. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the US elections and President-elect Donald Trump’s economic plans.
TOP PERFORMANCE CONTRIBUTORS
Strategic sector positions | Within this strategy, the security-selection focused credit themes of Short Cycle Credit added to performance. Stranded Credit was the second largest contributor as the convertible positions benefitted from a strong equity market.
Relative value | The fund's Global Credit Absolute Return theme aided performance.
Activist Government | Our Activist Government theme had a positive impact on performance despite nominal rates moving higher across most developed market countries.

TOP PERFORMANCE DETRACTORS
Tactical Strategies | This strategy was the largest detractor over the period, driven primarily from credit and FX hedging.
Emerging Markets (EM) | EM exposures and our long position in U.S. rates were headwinds to performance over the annual period. Exposure to EM local debt detracted from performance, driven by the U.S. dollar’s resilience.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Trust (Series II/JAEHX)	(0.41)%	1.17%	1.70%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.40%	0.48%	2.01%

The fund has designated Bloomberg Global Aggregate Bond (USD Hedged) Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$138,524,511
Total number of portfolio holdings	1,014
Total advisory fees paid (net)	$812,842
Portfolio turnover rate	101%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	33.4%
U.S. Government Agency	24.8%
Corporate bonds	11.3%
U.S. Government	10.0%
Convertible bonds	4.2%
Asset-backed securities	2.6%
Term loans	1.7%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Collateralized mortgage obligations – Commercial and residential	1.2%
Preferred securities	0.9%
Municipal bonds	0.1%
Short-term investments	8.2%

Country Composition
United States	59.5%
Brazil	4.4%
New Zealand	3.9%
Colombia	3.4%
Mexico	3.4%
Norway	3.3%
Australia	2.4%
United Kingdom	1.9%
Canada	1.7%
Cayman Islands	1.5%
Other countries	14.6%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
OPFI-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series NAV/JAEKX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	$77	0.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Opportunistic Fixed Income Trust (Series NAV/JAEKX) declined 0.27% for the year ended December 31, 2024. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the US elections and President-elect Donald Trump’s economic plans.
TOP PERFORMANCE CONTRIBUTORS
Strategic sector positions | Within this strategy, the security-selection focused credit themes of Short Cycle Credit added to performance. Stranded Credit was the second largest contributor as the convertible positions benefitted from a strong equity market.
Relative value | The fund's Global Credit Absolute Return theme aided performance.
Activist Government | Our Activist Government theme had a positive impact on performance despite nominal rates moving higher across most developed market countries.

TOP PERFORMANCE DETRACTORS
Tactical Strategies | This strategy was the largest detractor over the period, driven primarily from credit and FX hedging.
Emerging Markets (EM) | EM exposures and our long position in U.S. rates were headwinds to performance over the annual period. Exposure to EM local debt detracted from performance, driven by the U.S. dollar’s resilience.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	(0.27)%	1.40%	1.94%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.40%	0.48%	2.01%

The fund has designated Bloomberg Global Aggregate Bond (USD Hedged) Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$138,524,511
Total number of portfolio holdings	1,014
Total advisory fees paid (net)	$812,842
Portfolio turnover rate	101%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	33.4%
U.S. Government Agency	24.8%
Corporate bonds	11.3%
U.S. Government	10.0%
Convertible bonds	4.2%
Asset-backed securities	2.6%
Term loans	1.7%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Collateralized mortgage obligations – Commercial and residential	1.2%
Preferred securities	0.9%
Municipal bonds	0.1%
Short-term investments	8.2%

Country Composition
United States	59.5%
Brazil	4.4%
New Zealand	3.9%
Colombia	3.4%
Mexico	3.4%
Norway	3.3%
Australia	2.4%
United Kingdom	1.9%
Canada	1.7%
Cayman Islands	1.5%
Other countries	14.6%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
OPFI-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Select Bond Trust
Series I/JAFZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series I/JAFZX)	$63	0.62%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Select Bond Trust (Series I/JAFZX) returned 1.83% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to absolute performance with positions in Enbridge, Inc. and The PNC Financial Services Group, Inc. being top contributors.
Other fixed-income allocations | Asset-backed securities, agency mortgage-backed securities, and commercial mortgage-backed securities also contributed to overall absolute performance.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, no asset categories meaningfully detracted from absolute performance.
Minimal contributors | Although high yield corporate and foreign government and agency holdings generated positive returns, these asset categories contributed the least to performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Select Bond Trust (Series I/JAFZX)	1.83%	(0.02)%	1.50%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,868,167,518
Total number of portfolio holdings	769
Total advisory fees paid (net)	$32,315,647
Portfolio turnover rate	114%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.8%
Corporate bonds	31.2%
U.S. Government	17.4%
Asset-backed securities	7.5%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.4%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SELB-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Select Bond Trust
Series II/JHBDX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series II/JHBDX)	$83	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Select Bond Trust (Series II/JHBDX) returned 1.56% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to absolute performance with positions in Enbridge, Inc. and The PNC Financial Services Group, Inc. being top contributors.
Other fixed-income allocations | Asset-backed securities, agency mortgage-backed securities, and commercial mortgage-backed securities also contributed to overall absolute performance.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, no asset categories meaningfully detracted from absolute performance.
Minimal contributors | Although high yield corporate and foreign government and agency holdings generated positive returns, these asset categories contributed the least to performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Select Bond Trust (Series II/JHBDX)	1.56%	(0.23)%	1.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,868,167,518
Total number of portfolio holdings	769
Total advisory fees paid (net)	$32,315,647
Portfolio turnover rate	114%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.8%
Corporate bonds	31.2%
U.S. Government	17.4%
Asset-backed securities	7.5%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.4%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SELB-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Select Bond Trust
Series NAV/JAGBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series NAV/JAGBX)	$59	0.58%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Select Bond Trust (Series NAV/JAGBX) returned 1.88% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to absolute performance with positions in Enbridge, Inc. and The PNC Financial Services Group, Inc. being top contributors.
Other fixed-income allocations | Asset-backed securities, agency mortgage-backed securities, and commercial mortgage-backed securities also contributed to overall absolute performance.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, no asset categories meaningfully detracted from absolute performance.
Minimal contributors | Although high yield corporate and foreign government and agency holdings generated positive returns, these asset categories contributed the least to performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Select Bond Trust (Series NAV/JAGBX)	1.88%	0.03%	1.55%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,868,167,518
Total number of portfolio holdings	769
Total advisory fees paid (net)	$32,315,647
Portfolio turnover rate	114%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.8%
Corporate bonds	31.2%
U.S. Government	17.4%
Asset-backed securities	7.5%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.4%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SELB-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series I/JAJPX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series I/JAJPX)	$73	0.72%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Term Government Income Trust (Series I/JAJPX) returned 2.66% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Yield curve positioning | U.S. agencies were strong contributors and added the most to absolute performance.
Other fixed-income allocations | Commercial mortgage-backed securities and agency mortgage-backed securities also contributed to overall performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
Minimal contributor | Although it generated a positive return, the fund’s small allocation to municipal bonds was the smallest positive contributor.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Short Term Government Income Trust (Series I/JAJPX)	2.66%	0.34%	0.77%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Government 1-5 Year Index	3.32%	1.01%	1.34%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$159,908,833
Total number of portfolio holdings	97
Total advisory fees paid (net)	$896,008
Portfolio turnover rate	185%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	52.2%
U.S. Government Agency	42.0%
Municipal bonds	3.1%
Collateralized mortgage obligations – U.S. Government Agency	0.5%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SHTG-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series II/JAFWX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series II/JAFWX)	$93	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Term Government Income Trust (Series II/JAFWX) returned 2.48% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Yield curve positioning | U.S. agencies were strong contributors and added the most to absolute performance.
Other fixed-income allocations | Commercial mortgage-backed securities and agency mortgage-backed securities also contributed to overall performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
Minimal contributor | Although it generated a positive return, the fund’s small allocation to municipal bonds was the smallest positive contributor.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Short Term Government Income Trust (Series II/JAFWX)	2.48%	0.13%	0.56%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Government 1-5 Year Index	3.32%	1.01%	1.34%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$159,908,833
Total number of portfolio holdings	97
Total advisory fees paid (net)	$896,008
Portfolio turnover rate	185%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	52.2%
U.S. Government Agency	42.0%
Municipal bonds	3.1%
Collateralized mortgage obligations – U.S. Government Agency	0.5%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SHTG-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series NAV/JAFYX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series NAV/JAFYX)	$68	0.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Term Government Income Trust (Series NAV/JAFYX) returned 2.80% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Yield curve positioning | U.S. agencies were strong contributors and added the most to absolute performance.
Other fixed-income allocations | Commercial mortgage-backed securities and agency mortgage-backed securities also contributed to overall performance.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
Minimal contributor | Although it generated a positive return, the fund’s small allocation to municipal bonds was the smallest positive contributor.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Short Term Government Income Trust (Series NAV/JAFYX)	2.80%	0.39%	0.82%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Government 1-5 Year Index	3.32%	1.01%	1.34%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$159,908,833
Total number of portfolio holdings	97
Total advisory fees paid (net)	$896,008
Portfolio turnover rate	185%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	52.2%
U.S. Government Agency	42.0%
Municipal bonds	3.1%
Collateralized mortgage obligations – U.S. Government Agency	0.5%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SHTG-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series I/JESNX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series I/JESNX)	$79	0.78%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Trust (Series I/JESNX) returned 3.10% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance with positions in American International Group, Inc., Enbridge, Inc., and U.S. Bancorp.
Other fixed-income allocations | Convertible securities and high yield corporate bonds were also notable contributors to absolute performance. Positions that did well in convertible securities included NextEra Energy, Inc., The Boeing Company and Burlington Stores, Inc. Currency forwards were used primarily to hedge the currency risk in foreign denominated bonds and lessened the impact of losses on foreign bonds.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, no asset categories meaningfully detracted from absolute performance.
Minimal contributors | Although foreign government and agency positions generated positive returns, these asset categories contributed the least to the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Trust (Series I/JESNX)	3.10%	1.76%	2.59%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$427,947,241
Total number of portfolio holdings	559
Total advisory fees paid (net)	$2,626,697
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.1%
Foreign government obligations	22.4%
U.S. Government Agency	6.8%
Term loans	5.5%
U.S. Government	4.6%
Municipal bonds	3.0%
Collateralized mortgage obligations – Commercial and residential	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Convertible bonds	2.7%
Asset-backed securities	1.6%
Preferred securities	1.5%
Short-term investments and other	4.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
STIO-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series II/JESPX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series II/JESPX)	$99	0.98%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Trust (Series II/JESPX) returned 2.91% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance with positions in American International Group, Inc., Enbridge, Inc., and U.S. Bancorp.
Other fixed-income allocations | Convertible securities and high yield corporate bonds were also notable contributors to absolute performance. Positions that did well in convertible securities included NextEra Energy, Inc., The Boeing Company and Burlington Stores, Inc. Currency forwards were used primarily to hedge the currency risk in foreign denominated bonds and lessened the impact of losses on foreign bonds.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, no asset categories meaningfully detracted from absolute performance.
Minimal contributors | Although foreign government and agency positions generated positive returns, these asset categories contributed the least to the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Trust (Series II/JESPX)	2.91%	1.55%	2.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$427,947,241
Total number of portfolio holdings	559
Total advisory fees paid (net)	$2,626,697
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.1%
Foreign government obligations	22.4%
U.S. Government Agency	6.8%
Term loans	5.5%
U.S. Government	4.6%
Municipal bonds	3.0%
Collateralized mortgage obligations – Commercial and residential	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Convertible bonds	2.7%
Asset-backed securities	1.6%
Preferred securities	1.5%
Short-term investments and other	4.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
STIO-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series NAV/JVRNX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series NAV/JVRNX)	$74	0.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Strategic Income Opportunities Trust (Series NAV/JVRNX) returned 3.16% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance with positions in American International Group, Inc., Enbridge, Inc., and U.S. Bancorp.
Other fixed-income allocations | Convertible securities and high yield corporate bonds were also notable contributors to absolute performance. Positions that did well in convertible securities included NextEra Energy, Inc., The Boeing Company and Burlington Stores, Inc. Currency forwards were used primarily to hedge the currency risk in foreign denominated bonds and lessened the impact of losses on foreign bonds.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, no asset categories meaningfully detracted from absolute performance.
Minimal contributors | Although foreign government and agency positions generated positive returns, these asset categories contributed the least to the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Trust (Series NAV/JVRNX)	3.16%	1.81%	2.65%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$427,947,241
Total number of portfolio holdings	559
Total advisory fees paid (net)	$2,626,697
Portfolio turnover rate	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.1%
Foreign government obligations	22.4%
U.S. Government Agency	6.8%
Term loans	5.5%
U.S. Government	4.6%
Municipal bonds	3.0%
Collateralized mortgage obligations – Commercial and residential	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Convertible bonds	2.7%
Asset-backed securities	1.6%
Preferred securities	1.5%
Short-term investments and other	4.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
STIO-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Total Bond Market Trust
Series I/JTBMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series I/JTBMX)	$30	0.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Total Bond Market Trust (Series I/JTBMX) returned 0.99% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance.
Other fixed-income allocations | Agency mortgage-backed securities and U.S. Treasuries contributed to performance, as interest income more than offset the lower mark to market value of the U.S. Treasury exposure.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Bond Market Trust (Series I/JTBMX)	0.99%	(0.63)%	1.04%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$999,850,678
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$1,959,477
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	45.1%
U.S. Government Agency	25.9%
Corporate bonds	24.8%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Asset-backed securities	0.5%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TBMT-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Total Bond Market Trust
Series II/JAGVX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series II/JAGVX)	$50	0.50%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Total Bond Market Trust (Series II/JAGVX) returned 0.80% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance.
Other fixed-income allocations | Agency mortgage-backed securities and U.S. Treasuries contributed to performance, as interest income more than offset the lower mark to market value of the U.S. Treasury exposure.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Bond Market Trust (Series II/JAGVX)	0.80%	(0.82)%	0.84%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$999,850,678
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$1,959,477
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	45.1%
U.S. Government Agency	25.9%
Corporate bonds	24.8%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Asset-backed securities	0.5%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TBMT-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Total Bond Market Trust
Series NAV/JAGUX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series NAV/JAGUX)	$25	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Total Bond Market Trust (Series NAV/JAGUX) returned 1.14% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance.
Other fixed-income allocations | Agency mortgage-backed securities and U.S. Treasuries contributed to performance, as interest income more than offset the lower mark to market value of the U.S. Treasury exposure.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Bond Market Trust (Series NAV/JAGUX)	1.14%	(0.56)%	1.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$999,850,678
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$1,959,477
Portfolio turnover rate	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	45.1%
U.S. Government Agency	25.9%
Corporate bonds	24.8%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Asset-backed securities	0.5%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TBMT-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series I/JAGJX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series I/JAGJX)	$63	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Ultra Short Term Bond Trust (Series I/JAGJX) returned 4.97% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance.
Other fixed-income allocations | U.S. Treasuries and asset-backed securities also contributed to performance.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, there were no asset categories detracting from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ultra Short Term Bond Trust (Series I/JAGJX)	4.97%	1.92%	1.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
ICE BofA 6 Month U.S. Treasury Bill Index	5.35%	2.57%	1.91%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$224,551,452
Total number of portfolio holdings	148
Total advisory fees paid (net)	$1,145,128
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.1%
Asset-backed securities	20.1%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	27.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
ULST-A-I
12/24
2/25

John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series II/JAGEX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series II/JAGEX)	$83	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Ultra Short Term Bond Trust (Series II/JAGEX) returned 4.78% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance.
Other fixed-income allocations | U.S. Treasuries and asset-backed securities also contributed to performance.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, there were no asset categories detracting from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ultra Short Term Bond Trust (Series II/JAGEX)	4.78%	1.72%	1.33%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
ICE BofA 6 Month U.S. Treasury Bill Index	5.35%	2.57%	1.91%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$224,551,452
Total number of portfolio holdings	148
Total advisory fees paid (net)	$1,145,128
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.1%
Asset-backed securities	20.1%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	27.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
ULST-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series NAV/JAGFX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series NAV/JAGFX)	$57	0.56%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Ultra Short Term Bond Trust (Series NAV/JAGFX) returned 5.01% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance.
Other fixed-income allocations | U.S. Treasuries and asset-backed securities also contributed to performance.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, there were no asset categories detracting from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ultra Short Term Bond Trust (Series NAV/JAGFX)	5.01%	1.98%	1.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
ICE BofA 6 Month U.S. Treasury Bill Index	5.35%	2.57%	1.91%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$224,551,452
Total number of portfolio holdings	148
Total advisory fees paid (net)	$1,145,128
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.1%
Asset-backed securities	20.1%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	27.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
ULST-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series I/JELBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series I/JELBX)	$18	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Balanced Portfolio (Series I/JELBX) returned 9.36% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | Although the international large-cap allocation contributed positively to absolute performance, it contributed the least.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Balanced Portfolio (Series I/JELBX)	9.36%	3.05%	4.30%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	9.20%	5.57%	6.03%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,075,768,478
Total number of portfolio holdings	28
Total advisory fees paid (net)	$3,853,807
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.9%
Equity	47.4%
Large blend	21.9%
U.S. large cap	12.9%
Emerging-market equity	3.9%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.1%
Fixed income	49.5%
Intermediate bond	49.5%
Unaffiliated investment companies	2.0%
Equity	2.0%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVBP-A-I
12/24
2/25

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series II/JAJRX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series II/JAJRX)	$39	0.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Balanced Portfolio (Series II/JAJRX) returned 9.13% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | Although the international large-cap allocation contributed positively to absolute performance, it contributed the least.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Balanced Portfolio (Series II/JAJRX)	9.13%	2.85%	4.10%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	9.20%	5.57%	6.03%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,075,768,478
Total number of portfolio holdings	28
Total advisory fees paid (net)	$3,853,807
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.9%
Equity	47.4%
Large blend	21.9%
U.S. large cap	12.9%
Emerging-market equity	3.9%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.1%
Fixed income	49.5%
Intermediate bond	49.5%
Unaffiliated investment companies	2.0%
Equity	2.0%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVBP-A-II
12/24
2/25

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series NAV/JAIYX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Balanced Portfolio (Series NAV/JAIYX) returned 9.37% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.

TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | Although the international large-cap allocation contributed positively to absolute performance, it contributed the least.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	9.37%	3.09%	4.36%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	9.20%	5.57%	6.03%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,075,768,478
Total number of portfolio holdings	28
Total advisory fees paid (net)	$3,853,807
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.9%
Equity	47.4%
Large blend	21.9%
U.S. large cap	12.9%
Emerging-market equity	3.9%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.1%
Fixed income	49.5%
Intermediate bond	49.5%
Unaffiliated investment companies	2.0%
Equity	2.0%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVBP-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series I/JELCX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series I/JELCX)	$19	0.19%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Conservative Portfolio (Series I/JELCX) returned 3.60% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap equities along with emerging market equities also contributed.
The fixed-income allocation | Positions in intermediate-term bonds also helped results.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Emerging market holding | Although emerging markets equities overall posted a gain, an emerging market position contributed the least to the absolute performance of the fund.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Conservative Portfolio (Series I/JELCX)	3.60%	(0.08)%	2.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	4.38%	2.06%	3.26%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$510,044,854
Total number of portfolio holdings	23
Total advisory fees paid (net)	$504,091
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	18.9%
Large blend	9.0%
U.S. large cap	6.1%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.1%
Fixed income	79.5%
Intermediate bond	79.5%
Unaffiliated investment companies	0.8%
Equity	0.8%
Short-term investments and other	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVCP-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series II/JAISX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series II/JAISX)	$40	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Conservative Portfolio (Series II/JAISX) returned 3.43% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap equities along with emerging market equities also contributed.
The fixed-income allocation | Positions in intermediate-term bonds also helped results.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Emerging market holding | Although emerging markets equities overall posted a gain, an emerging market position contributed the least to the absolute performance of the fund.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Conservative Portfolio (Series II/JAISX)	3.43%	(0.28)%	2.02%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	4.38%	2.06%	3.26%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$510,044,854
Total number of portfolio holdings	23
Total advisory fees paid (net)	$504,091
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	18.9%
Large blend	9.0%
U.S. large cap	6.1%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.1%
Fixed income	79.5%
Intermediate bond	79.5%
Unaffiliated investment companies	0.8%
Equity	0.8%
Short-term investments and other	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVCP-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series NAV/JAIUX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	$14	0.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Conservative Portfolio (Series NAV/JAIUX) returned 3.64% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap equities along with emerging market equities also contributed.
The fixed-income allocation | Positions in intermediate-term bonds also helped results.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Emerging market holding | Although emerging markets equities overall posted a gain, an emerging market position contributed the least to the absolute performance of the fund.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	3.64%	(0.03)%	2.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	4.38%	2.06%	3.26%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$510,044,854
Total number of portfolio holdings	23
Total advisory fees paid (net)	$504,091
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	18.9%
Large blend	9.0%
U.S. large cap	6.1%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.1%
Fixed income	79.5%
Intermediate bond	79.5%
Unaffiliated investment companies	0.8%
Equity	0.8%
Short-term investments and other	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVCP-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series I/JELGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series I/JELGX)	$18	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Growth Portfolio (Series I/JELGX) returned 11.95% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap equities along with emerging market equities also contributed.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | A holding in the international large-cap allocation contributed the least to absolute performance although overall international allocation was positive.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Growth Portfolio (Series I/JELGX)	11.95%	3.80%	4.65%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	12.50%	7.84%	7.81%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,437,448,173
Total number of portfolio holdings	29
Total advisory fees paid (net)	$5,315,990
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.3%
Equity	67.4%
Large blend	31.1%
U.S. large cap	16.4%
Emerging-market equity	6.2%
U.S. mid cap	5.9%
U.S. small cap	4.1%
International equity	3.7%
Fixed income	28.9%
Intermediate bond	28.9%
Unaffiliated investment companies	2.5%
Equity	2.5%
Short-term investments and other	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVGP-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series II/JAJAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series II/JAJAX)	$39	0.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Growth Portfolio (Series II/JAJAX) returned 11.69% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap equities along with emerging market equities also contributed.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | A holding in the international large-cap allocation contributed the least to absolute performance although overall international allocation was positive.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Growth Portfolio (Series II/JAJAX)	11.69%	3.60%	4.44%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	12.50%	7.84%	7.81%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,437,448,173
Total number of portfolio holdings	29
Total advisory fees paid (net)	$5,315,990
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.3%
Equity	67.4%
Large blend	31.1%
U.S. large cap	16.4%
Emerging-market equity	6.2%
U.S. mid cap	5.9%
U.S. small cap	4.1%
International equity	3.7%
Fixed income	28.9%
Intermediate bond	28.9%
Unaffiliated investment companies	2.5%
Equity	2.5%
Short-term investments and other	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVGP-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series NAV/JAIZX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Growth Portfolio (Series NAV/JAIZX) returned 11.97% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap equities along with emerging market equities also contributed.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | A holding in the international large-cap allocation contributed the least to absolute performance although overall international allocation was positive.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	11.97%	3.86%	4.70%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	12.50%	7.84%	7.81%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,437,448,173
Total number of portfolio holdings	29
Total advisory fees paid (net)	$5,315,990
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.3%
Equity	67.4%
Large blend	31.1%
U.S. large cap	16.4%
Emerging-market equity	6.2%
U.S. mid cap	5.9%
U.S. small cap	4.1%
International equity	3.7%
Fixed income	28.9%
Intermediate bond	28.9%
Unaffiliated investment companies	2.5%
Equity	2.5%
Short-term investments and other	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVGP-A-NAV

12/24
2/25

John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series I/JELMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series I/JELMX)	$18	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Moderate Portfolio (Series I/JELMX) returned 8.16% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | Although international large-cap allocation contributed positively to absolute performance, it contributed the least.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Moderate Portfolio (Series I/JELMX)	8.16%	2.58%	4.04%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	7.57%	4.41%	5.12%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,056,346,479
Total number of portfolio holdings	28
Total advisory fees paid (net)	$974,588
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.0%
Equity	37.4%
Large blend	17.9%
U.S. large cap	11.2%
Emerging-market equity	2.8%
U.S. mid cap	2.8%
U.S. small cap	1.8%
International equity	0.9%
Fixed income	59.6%
Intermediate bond	59.6%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVMP-A-I

12/24
2/25

John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series II/JAIWX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series II/JAIWX)	$38	0.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Moderate Portfolio (Series II/JAIWX) returned 7.82% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | Although international large-cap allocation contributed positively to absolute performance, it contributed the least.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Moderate Portfolio (Series II/JAIWX)	7.82%	2.36%	3.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	7.57%	4.41%	5.12%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,056,346,479
Total number of portfolio holdings	28
Total advisory fees paid (net)	$974,588
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.0%
Equity	37.4%
Large blend	17.9%
U.S. large cap	11.2%
Emerging-market equity	2.8%
U.S. mid cap	2.8%
U.S. small cap	1.8%
International equity	0.9%
Fixed income	59.6%
Intermediate bond	59.6%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVMP-A-II

12/24
2/25

John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series NAV/JAIVX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	$12	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Moderate Portfolio (Series NAV/JAIVX) returned 8.09% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | Although international large-cap allocation contributed positively to absolute performance, it contributed the least.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	8.09%	2.60%	4.08%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	7.57%	4.41%	5.12%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,056,346,479
Total number of portfolio holdings	28
Total advisory fees paid (net)	$974,588
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.0%
Equity	37.4%
Large blend	17.9%
U.S. large cap	11.2%
Emerging-market equity	2.8%
U.S. mid cap	2.8%
U.S. small cap	1.8%
International equity	0.9%
Fixed income	59.6%
Intermediate bond	59.6%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVMP-A-NAV

12/24
2/25

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $1,938,319 and $1,857,772 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940. Amounts billed to the registrant were $55,744 and $54,724 for fiscal years ended December 31, 2024 and December 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $166,076 and $121,707 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $18,466 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit- related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended December 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,072,580 for the fiscal year ended December 31, 2024 and $1,466,612 for the fiscal year ended December 31, 2023.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i)Not applicable.

(j)Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 7.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended December 31, 2024 for the following funds:

John Hancock Variable Insurance Trust

•John Hancock 500 Index Trust

•John Hancock American Asset Allocation Trust

•John Hancock American Global Growth Trust

•John Hancock American Growth Trust

•John Hancock American Growth - Income Trust

•John Hancock American International Trust

•John Hancock Blue Chip Growth Trust

•John Hancock Capital Appreciation Trust

•John Hancock Capital Appreciation Value Trust

•John Hancock Disciplined Value International Trust

•John Hancock Disciplined Value Emerging Markets Equity Trust (formerly Emerging Markets Value Trust)

•John Hancock Equity Income Trust

•John Hancock Financial Industries Trust

•John Hancock Fundamental All Cap Core Trust

•John Hancock Fundamental Large Cap Value Trust

•John Hancock Global Equity Trust

•John Hancock Health Sciences Trust

•John Hancock International Equity Index Trust

•John Hancock International Small Company Trust

•John Hancock Lifestyle Balanced Portfolio

•John Hancock Lifestyle Conservative Portfolio

•John Hancock Lifestyle Growth Portfolio

•John Hancock Lifestyle Moderate Portfolio

•John Hancock Mid Cap Growth Trust

•John Hancock Mid Cap Index Trust

•John Hancock Mid Value Trust

•John Hancock Real Estate Securities Trust

•John Hancock Science and Technology Trust

•John Hancock Small Cap Index Trust

•John Hancock Small Cap Opportunities Trust

•John Hancock Small Cap Stock Trust

•John Hancock Small Cap Value Trust

•John Hancock Small Company Value Trust

•John Hancock Strategic Equity Allocation Trust

•John Hancock Total Stock Market Index Trust

John Hancock Variable Insurance Trust - Bond Trusts

•John Hancock Active Bond Trust

•John Hancock Core Bond Trust

•John Hancock High Yield Trust

•John Hancock Investment Quality Bond Trust

•John Hancock Money Market Trust

•John Hancock Opportunistic Fixed Income Trust

•John Hancock Select Bond Trust

•John Hancock Short Term Government Income Trust

•John Hancock Strategic Income Opportunities Trust

•John Hancock Total Bond Market Trust

•John Hancock Ultra Short Term Bond Trust

John Hancock Variable Insurance Trust - Managed Volatility Portfolios

•John Hancock Managed Volatility Balanced Portfolio

•John Hancock Managed Volatility Conservative Portfolio

•John Hancock Managed Volatility Growth Portfolio

•John Hancock Managed Volatility Moderate Portfolio

In addition, the December 31, 2024 annual report for American Funds Insurance Series, which includes master funds in which the Registrant's portfolios invest, is included herein.

JOHN HANCOCK
Variable Insurance Trust

Annual Financial Statements & Other N-CSR Items
December 31, 2024

John Hancock Variable Insurance Trust
Annual Financial Statements & Other N-CSR Items — Table of contents

2

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.9%
Communication services – 9.1%
Diversified telecommunication services – 0.6%
AT&T, Inc.	1,495,709	$34,057,294
Verizon Communications, Inc.	877,509	35,091,585
		69,148,879
Entertainment – 1.4%
Electronic Arts, Inc.	49,751	7,278,571
Live Nation Entertainment, Inc. (A)	32,687	4,232,967
Netflix, Inc. (A)	89,105	79,421,069
Take-Two Interactive Software, Inc. (A)	34,047	6,267,372
The Walt Disney Company	377,495	42,034,068
Warner Brothers Discovery, Inc. (A)	465,346	4,918,707
		144,152,754
Interactive media and services – 6.4%
Alphabet, Inc., Class A	1,217,989	230,565,318
Alphabet, Inc., Class C	992,077	188,931,144
Match Group, Inc. (A)	52,341	1,712,074
Meta Platforms, Inc., Class A	454,427	266,071,553
		687,280,089
Media – 0.5%
Charter Communications, Inc., Class A (A)	20,156	6,908,872
Comcast Corp., Class A	795,684	29,862,021
Fox Corp., Class A	46,101	2,239,587
Fox Corp., Class B	27,500	1,257,850
News Corp., Class A	78,985	2,175,247
News Corp., Class B	23,339	710,206
Omnicom Group, Inc.	40,668	3,499,075
Paramount Global, Class B (B)	124,021	1,297,260
The Interpublic Group of Companies, Inc.	77,651	2,175,781
		50,125,899
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	101,601	22,426,389
		973,134,010
Consumer discretionary – 10.9%
Automobile components – 0.0%
Aptiv PLC (A)	48,994	2,963,157
BorgWarner, Inc.	45,589	1,449,274
		4,412,431
Automobiles – 2.4%
Ford Motor Company	813,683	8,055,462
General Motors Company	229,214	12,210,230
Tesla, Inc. (A)	582,157	235,098,283
		255,363,975
Broadline retail – 4.0%
Amazon.com, Inc. (A)	1,950,776	427,980,747
eBay, Inc.	99,849	6,185,646
		434,166,393
Distributors – 0.1%
Genuine Parts Company	28,982	3,383,938
LKQ Corp.	54,189	1,991,446
Pool Corp.	7,933	2,704,677
		8,080,061
Hotels, restaurants and leisure – 1.9%
Airbnb, Inc., Class A (A)	90,234	11,857,650
Booking Holdings, Inc.	6,899	34,277,130
Caesars Entertainment, Inc. (A)	44,292	1,480,239
Carnival Corp. (A)	216,530	5,395,928
Chipotle Mexican Grill, Inc. (A)	284,036	17,127,371
Darden Restaurants, Inc.	24,493	4,572,598
Domino's Pizza, Inc.	7,198	3,021,432
Expedia Group, Inc. (A)	25,603	4,770,607
Hilton Worldwide Holdings, Inc.	50,817	12,559,930
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Las Vegas Sands Corp.	72,544	$3,725,860
Marriott International, Inc., Class A	48,080	13,411,435
McDonald's Corp.	149,381	43,304,058
MGM Resorts International (A)	47,169	1,634,406
Norwegian Cruise Line Holdings, Ltd. (A)	91,658	2,358,360
Royal Caribbean Cruises, Ltd.	51,564	11,895,299
Starbucks Corp.	236,281	21,560,641
Wynn Resorts, Ltd.	19,273	1,660,562
Yum! Brands, Inc.	58,173	7,804,490
		202,417,996
Household durables – 0.3%
D.R. Horton, Inc.	60,790	8,499,658
Garmin, Ltd.	32,023	6,605,064
Lennar Corp., Class A	49,780	6,788,499
Mohawk Industries, Inc. (A)	10,921	1,301,019
NVR, Inc. (A)	639	5,226,317
PulteGroup, Inc.	42,750	4,655,475
		33,076,032
Leisure products – 0.0%
Hasbro, Inc.	27,335	1,528,300
Specialty retail – 1.8%
AutoZone, Inc. (A)	3,524	11,283,848
Best Buy Company, Inc.	40,732	3,494,806
CarMax, Inc. (A)	32,294	2,640,357
Lowe's Companies, Inc.	118,254	29,185,087
O'Reilly Automotive, Inc. (A)	12,034	14,269,917
Ross Stores, Inc.	69,157	10,461,379
The Home Depot, Inc.	207,055	80,542,324
The TJX Companies, Inc.	235,108	28,403,397
Tractor Supply Company	111,355	5,908,496
Ulta Beauty, Inc. (A)	9,821	4,271,448
		190,461,059
Textiles, apparel and luxury goods – 0.4%
Deckers Outdoor Corp. (A)	31,669	6,431,657
Lululemon Athletica, Inc. (A)	23,546	9,004,226
NIKE, Inc., Class B	248,184	18,780,083
Ralph Lauren Corp.	8,383	1,936,305
Tapestry, Inc.	48,577	3,173,535
		39,325,806
		1,168,832,053
Consumer staples – 5.4%
Beverages – 1.1%
Brown-Forman Corp., Class B	37,964	1,441,873
Constellation Brands, Inc., Class A	32,544	7,192,224
Keurig Dr. Pepper, Inc.	234,688	7,538,179
Molson Coors Beverage Company, Class B	36,411	2,087,079
Monster Beverage Corp. (A)	145,961	7,671,710
PepsiCo, Inc.	285,995	43,488,400
The Coca-Cola Company	808,175	50,316,976
		119,736,441
Consumer staples distribution and retail – 1.9%
Costco Wholesale Corp.	92,360	84,626,697
Dollar General Corp.	45,842	3,475,740
Dollar Tree, Inc. (A)	42,127	3,156,997
Sysco Corp.	102,398	7,829,351
Target Corp.	96,029	12,981,200
The Kroger Company	138,748	8,484,440
Walgreens Boots Alliance, Inc.	149,593	1,395,703
Walmart, Inc.	904,822	81,750,668
		203,700,796
Food products – 0.6%
Archer-Daniels-Midland Company	99,670	5,035,328

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Bunge Global SA	29,106	$2,263,283
Conagra Brands, Inc.	99,488	2,760,792
General Mills, Inc.	115,724	7,379,719
Hormel Foods Corp.	60,583	1,900,489
Kellanova	56,045	4,537,964
Lamb Weston Holdings, Inc.	29,725	1,986,522
McCormick & Company, Inc.	52,570	4,007,937
Mondelez International, Inc., Class A	278,742	16,649,260
The Campbell's Company	40,946	1,714,818
The Hershey Company	30,797	5,215,472
The J.M. Smucker Company	22,181	2,442,572
The Kraft Heinz Company	184,000	5,650,640
Tyson Foods, Inc., Class A	59,587	3,422,677
		64,967,473
Household products – 1.1%
Church & Dwight Company, Inc.	51,070	5,347,540
Colgate-Palmolive Company	170,308	15,482,700
Kimberly-Clark Corp.	69,516	9,109,377
The Clorox Company	25,803	4,190,665
The Procter & Gamble Company	490,915	82,301,900
		116,432,182
Personal care products – 0.1%
Kenvue, Inc.	399,658	8,532,698
The Estee Lauder Companies, Inc., Class A	48,660	3,648,527
		12,181,225
Tobacco – 0.6%
Altria Group, Inc.	353,289	18,473,482
Philip Morris International, Inc.	324,109	39,006,518
		57,480,000
		574,498,117
Energy – 3.1%
Energy equipment and services – 0.2%
Baker Hughes Company	206,269	8,461,154
Halliburton Company	183,126	4,979,196
Schlumberger, Ltd.	294,367	11,286,031
		24,726,381
Oil, gas and consumable fuels – 2.9%
APA Corp.	77,117	1,780,632
Chevron Corp.	348,386	50,460,228
ConocoPhillips	269,645	26,740,695
Coterra Energy, Inc.	153,548	3,921,616
Devon Energy Corp.	136,933	4,481,817
Diamondback Energy, Inc.	38,954	6,381,834
EOG Resources, Inc.	117,244	14,371,770
EQT Corp.	124,380	5,735,162
Exxon Mobil Corp.	916,170	98,552,407
Hess Corp.	57,614	7,663,238
Kinder Morgan, Inc.	402,903	11,039,542
Marathon Petroleum Corp.	66,994	9,345,663
Occidental Petroleum Corp.	140,832	6,958,509
ONEOK, Inc.	121,775	12,226,210
Phillips 66	86,089	9,808,120
Targa Resources Corp.	45,456	8,113,896
Texas Pacific Land Corp.	3,927	4,343,105
The Williams Companies, Inc.	254,106	13,752,217
Valero Energy Corp.	65,993	8,090,082
		303,766,743
		328,493,124
Financials – 13.2%
Banks – 3.3%
Bank of America Corp.	1,391,507	61,156,733
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Citigroup, Inc.	394,239	$27,750,483
Citizens Financial Group, Inc.	91,865	4,020,012
Fifth Third Bancorp	139,777	5,909,772
Huntington Bancshares, Inc.	302,842	4,927,239
JPMorgan Chase & Co.	586,865	140,677,409
KeyCorp	206,629	3,541,621
M&T Bank Corp.	34,587	6,502,702
Regions Financial Corp.	189,455	4,455,982
The PNC Financial Services Group, Inc.	82,711	15,950,816
Truist Financial Corp.	276,726	12,004,374
U.S. Bancorp	325,193	15,553,981
Wells Fargo & Company	694,042	48,749,510
		351,200,634
Capital markets – 3.0%
Ameriprise Financial, Inc.	20,223	10,767,332
BlackRock, Inc.	30,348	31,110,038
Cboe Global Markets, Inc.	21,822	4,264,019
CME Group, Inc.	75,118	17,444,653
FactSet Research Systems, Inc.	7,919	3,803,337
Franklin Resources, Inc.	64,405	1,306,777
Intercontinental Exchange, Inc.	119,689	17,834,858
Invesco, Ltd.	93,687	1,637,649
KKR & Company, Inc.	140,717	20,813,451
MarketAxess Holdings, Inc.	7,860	1,776,674
Moody's Corp.	32,484	15,376,951
Morgan Stanley	258,585	32,509,306
MSCI, Inc.	16,337	9,802,363
Nasdaq, Inc.	86,263	6,668,993
Northern Trust Corp.	41,319	4,235,198
Raymond James Financial, Inc.	38,141	5,924,442
S&P Global, Inc.	66,184	32,961,618
State Street Corp.	61,108	5,997,750
T. Rowe Price Group, Inc.	46,310	5,237,198
The Bank of New York Mellon Corp.	151,561	11,644,432
The Blackstone Group, Inc.	150,504	25,949,900
The Charles Schwab Corp.	311,619	23,062,922
The Goldman Sachs Group, Inc.	65,435	37,469,390
		327,599,251
Consumer finance – 0.6%
American Express Company	116,006	34,429,421
Capital One Financial Corp.	79,525	14,180,898
Discover Financial Services	52,337	9,066,339
Synchrony Financial	81,160	5,275,400
		62,952,058
Financial services – 4.3%
Apollo Global Management, Inc.	93,177	15,389,113
Berkshire Hathaway, Inc., Class B (A)	382,083	173,190,582
Corpay, Inc. (A)	14,531	4,917,581
Fidelity National Information Services, Inc.	112,221	9,064,090
Fiserv, Inc. (A)	118,593	24,361,374
Global Payments, Inc.	53,050	5,944,783
Jack Henry & Associates, Inc.	15,208	2,665,962
Mastercard, Inc., Class A	170,867	89,973,436
PayPal Holdings, Inc. (A)	208,982	17,836,614
Visa, Inc., Class A	360,228	113,846,457
		457,189,992
Insurance – 2.0%
Aflac, Inc.	104,221	10,780,620
American International Group, Inc.	130,026	9,465,893
Aon PLC, Class A	45,081	16,191,292
Arch Capital Group, Ltd.	78,111	7,213,551
Arthur J. Gallagher & Company	45,735	12,981,880
Assurant, Inc.	10,691	2,279,535
Brown & Brown, Inc.	49,475	5,047,440

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Chubb, Ltd.	78,145	$21,591,464
Cincinnati Financial Corp.	32,584	4,682,321
Erie Indemnity Company, Class A	5,199	2,143,184
Everest Group, Ltd.	8,959	3,247,279
Globe Life, Inc.	17,499	1,951,488
Loews Corp.	37,679	3,191,035
Marsh & McLennan Companies, Inc.	102,376	21,745,686
MetLife, Inc.	121,243	9,927,377
Principal Financial Group, Inc.	43,864	3,395,512
Prudential Financial, Inc.	74,209	8,795,993
The Allstate Corp.	55,199	10,641,815
The Hartford Financial Services Group, Inc.	60,428	6,610,823
The Progressive Corp.	122,114	29,259,736
The Travelers Companies, Inc.	47,323	11,399,637
W.R. Berkley Corp.	62,754	3,672,364
Willis Towers Watson PLC	20,996	6,576,787
		212,792,712
		1,411,734,647
Health care – 9.8%
Biotechnology – 1.6%
AbbVie, Inc.	368,365	65,458,461
Amgen, Inc.	112,050	29,204,712
Biogen, Inc. (A)	30,376	4,645,098
Gilead Sciences, Inc.	259,788	23,996,618
Incyte Corp. (A)	33,331	2,302,172
Moderna, Inc. (A)	70,590	2,935,132
Regeneron Pharmaceuticals, Inc. (A)	21,944	15,631,370
Vertex Pharmaceuticals, Inc. (A)	53,683	21,618,144
		165,791,707
Health care equipment and supplies – 2.2%
Abbott Laboratories	361,552	40,895,147
Align Technology, Inc. (A)	14,628	3,050,084
Baxter International, Inc.	106,434	3,103,615
Becton, Dickinson and Company	60,252	13,669,371
Boston Scientific Corp. (A)	307,223	27,441,158
DexCom, Inc. (A)	81,421	6,332,111
Edwards Lifesciences Corp. (A)	122,946	9,101,692
GE HealthCare Technologies, Inc.	95,236	7,445,550
Hologic, Inc. (A)	48,418	3,490,454
IDEXX Laboratories, Inc. (A)	17,069	7,057,007
Insulet Corp. (A)	14,622	3,817,366
Intuitive Surgical, Inc. (A)	74,246	38,753,442
Medtronic PLC	267,334	21,354,640
ResMed, Inc.	30,600	6,997,914
Solventum Corp. (A)	28,809	1,903,123
STERIS PLC	20,576	4,229,603
Stryker Corp.	71,519	25,750,416
Teleflex, Inc.	9,681	1,723,024
The Cooper Companies, Inc. (A)	41,515	3,816,474
Zimmer Biomet Holdings, Inc.	41,498	4,383,434
		234,315,625
Health care providers and services – 2.0%
Cardinal Health, Inc.	50,448	5,966,485
Cencora, Inc.	36,557	8,213,627
Centene Corp. (A)	105,240	6,375,439
CVS Health Corp.	262,319	11,775,500
DaVita, Inc. (A)	9,405	1,406,518
Elevance Health, Inc.	48,345	17,834,471
HCA Healthcare, Inc.	38,016	11,410,502
Henry Schein, Inc. (A)	25,990	1,798,508
Humana, Inc.	25,100	6,368,121
Labcorp Holdings, Inc.	17,435	3,998,194
McKesson Corp.	26,461	15,080,389
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Molina Healthcare, Inc. (A)	11,923	$3,470,189
Quest Diagnostics, Inc.	23,266	3,509,909
The Cigna Group	57,982	16,011,149
UnitedHealth Group, Inc.	191,836	97,042,159
Universal Health Services, Inc., Class B	12,239	2,195,921
		212,457,081
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	59,894	8,046,160
Bio-Techne Corp.	33,121	2,385,706
Charles River Laboratories International, Inc. (A)	10,659	1,967,651
Danaher Corp.	133,999	30,759,470
IQVIA Holdings, Inc. (A)	35,942	7,062,962
Mettler-Toledo International, Inc. (A)	4,399	5,382,968
Revvity, Inc.	25,369	2,831,434
Thermo Fisher Scientific, Inc.	79,733	41,479,499
Waters Corp. (A)	12,377	4,591,619
West Pharmaceutical Services, Inc.	15,097	4,945,173
		109,452,642
Pharmaceuticals – 3.0%
Bristol-Myers Squibb Company	422,779	23,912,380
Eli Lilly & Company	164,247	126,798,684
Johnson & Johnson	501,876	72,581,307
Merck & Company, Inc.	527,310	52,456,799
Pfizer, Inc.	1,181,300	31,339,889
Viatris, Inc.	248,808	3,097,660
Zoetis, Inc.	94,047	15,323,078
		325,509,797
		1,047,526,852
Industrials – 7.9%
Aerospace and defense – 1.8%
Axon Enterprise, Inc. (A)	15,101	8,974,826
General Dynamics Corp.	53,793	14,173,918
General Electric Company	225,607	37,628,992
Howmet Aerospace, Inc.	84,686	9,262,108
Huntington Ingalls Industries, Inc.	8,157	1,541,428
L3Harris Technologies, Inc.	39,537	8,313,840
Lockheed Martin Corp.	43,975	21,369,212
Northrop Grumman Corp.	28,548	13,397,291
RTX Corp.	277,454	32,106,977
Textron, Inc.	38,670	2,957,868
The Boeing Company (A)	155,834	27,582,618
TransDigm Group, Inc.	11,721	14,853,789
		192,162,867
Air freight and logistics – 0.4%
CH Robinson Worldwide, Inc.	24,640	2,545,805
Expeditors International of Washington, Inc.	29,178	3,232,047
FedEx Corp.	46,855	13,181,717
United Parcel Service, Inc., Class B	152,456	19,224,702
		38,184,271
Building products – 0.5%
A.O. Smith Corp.	24,829	1,693,586
Allegion PLC	18,121	2,368,052
Builders FirstSource, Inc. (A)	23,990	3,428,891
Carrier Global Corp.	173,937	11,872,940
Johnson Controls International PLC	139,249	10,990,924
Lennox International, Inc.	6,683	4,071,952
Masco Corp.	44,974	3,263,763

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Trane Technologies PLC	46,907	$17,325,100
		55,015,208
Commercial services and supplies – 0.5%
Cintas Corp.	71,459	13,055,559
Copart, Inc. (A)	182,744	10,487,678
Republic Services, Inc.	42,430	8,536,067
Rollins, Inc.	58,554	2,713,978
Veralto Corp.	51,552	5,250,571
Waste Management, Inc.	76,136	15,363,483
		55,407,336
Construction and engineering – 0.1%
Quanta Services, Inc.	30,770	9,724,859
Electrical equipment – 0.8%
AMETEK, Inc.	48,217	8,691,596
Eaton Corp. PLC	82,381	27,339,782
Emerson Electric Company	118,860	14,730,320
GE Vernova, Inc.	57,461	18,900,647
Generac Holdings, Inc. (A)	12,402	1,922,930
Hubbell, Inc.	11,189	4,686,960
Rockwell Automation, Inc.	23,534	6,725,782
		82,998,017
Ground transportation – 0.8%
CSX Corp.	401,984	12,972,024
JB Hunt Transport Services, Inc.	16,604	2,833,639
Norfolk Southern Corp.	47,160	11,068,452
Old Dominion Freight Line, Inc.	39,164	6,908,530
Uber Technologies, Inc. (A)	438,941	26,476,921
Union Pacific Corp.	126,376	28,818,783
		89,078,349
Industrial conglomerates – 0.4%
3M Company	113,515	14,653,651
Honeywell International, Inc.	135,546	30,618,486
		45,272,137
Machinery – 1.5%
Caterpillar, Inc.	100,641	36,508,529
Cummins, Inc.	28,596	9,968,566
Deere & Company	53,040	22,473,048
Dover Corp.	28,598	5,364,985
Fortive Corp.	72,322	5,424,150
IDEX Corp.	15,785	3,303,643
Illinois Tool Works, Inc.	56,016	14,203,417
Ingersoll Rand, Inc.	84,009	7,599,454
Nordson Corp.	11,324	2,369,434
Otis Worldwide Corp.	83,269	7,711,542
PACCAR, Inc.	109,292	11,368,554
Parker-Hannifin Corp.	26,832	17,065,957
Pentair PLC	34,443	3,466,344
Snap-on, Inc.	10,945	3,715,609
Stanley Black & Decker, Inc.	32,136	2,580,199
Wabtec Corp.	35,831	6,793,199
Xylem, Inc.	50,643	5,875,601
		165,792,231
Passenger airlines – 0.2%
Delta Air Lines, Inc.	133,642	8,085,341
Southwest Airlines Company	125,017	4,203,072
United Airlines Holdings, Inc. (A)	68,555	6,656,691
		18,945,104
Professional services – 0.6%
Automatic Data Processing, Inc.	84,935	24,863,023
Broadridge Financial Solutions, Inc.	24,366	5,508,909
Dayforce, Inc. (A)	32,873	2,387,895
Equifax, Inc.	25,838	6,584,814
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Jacobs Solutions, Inc.	25,900	$3,460,758
Leidos Holdings, Inc.	27,814	4,006,885
Paychex, Inc.	66,769	9,362,349
Paycom Software, Inc.	10,135	2,077,371
Verisk Analytics, Inc.	29,436	8,107,557
		66,359,561
Trading companies and distributors – 0.3%
Fastenal Company	119,420	8,587,492
United Rentals, Inc.	13,679	9,636,035
W.W. Grainger, Inc.	9,238	9,737,314
		27,960,841
		846,900,781
Information technology – 31.5%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	215,332	23,800,646
Cisco Systems, Inc.	830,897	49,189,102
F5, Inc. (A)	12,110	3,045,302
Juniper Networks, Inc.	69,016	2,584,649
Motorola Solutions, Inc.	34,837	16,102,707
		94,722,406
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	251,313	17,453,688
CDW Corp.	27,779	4,834,657
Corning, Inc.	160,631	7,633,185
Jabil, Inc.	23,522	3,384,816
Keysight Technologies, Inc. (A)	36,176	5,810,951
TE Connectivity PLC	62,361	8,915,752
Teledyne Technologies, Inc. (A)	9,714	4,508,559
Trimble, Inc. (A)	50,906	3,597,018
Zebra Technologies Corp., Class A (A)	10,752	4,152,637
		60,291,263
IT services – 1.1%
Accenture PLC, Class A	130,253	45,821,703
Akamai Technologies, Inc. (A)	31,315	2,995,280
Cognizant Technology Solutions Corp., Class A	103,356	7,948,076
EPAM Systems, Inc. (A)	11,824	2,764,688
Gartner, Inc. (A)	16,079	7,789,793
GoDaddy, Inc., Class A (A)	29,265	5,776,033
IBM Corp.	192,745	42,371,133
VeriSign, Inc. (A)	17,228	3,565,507
		119,032,213
Semiconductors and semiconductor equipment – 11.1%
Advanced Micro Devices, Inc. (A)	338,279	40,860,720
Analog Devices, Inc.	103,495	21,988,548
Applied Materials, Inc.	171,849	27,947,803
Broadcom, Inc.	973,594	225,718,033
Enphase Energy, Inc. (A)	28,163	1,934,235
First Solar, Inc. (A)	22,317	3,933,148
Intel Corp.	899,057	18,026,093
KLA Corp.	27,883	17,569,636
Lam Research Corp.	268,213	19,373,025
Microchip Technology, Inc.	111,941	6,419,816
Micron Technology, Inc.	231,121	19,451,143
Monolithic Power Systems, Inc.	10,168	6,016,406
NVIDIA Corp.	5,113,346	686,671,234
NXP Semiconductors NV	52,980	11,011,893
ON Semiconductor Corp. (A)	88,759	5,596,255
Qualcomm, Inc.	231,591	35,577,009
Skyworks Solutions, Inc.	33,293	2,952,423
Teradyne, Inc.	33,949	4,274,858

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.	190,154	$35,655,777
		1,190,978,055
Software – 10.1%
Adobe, Inc. (A)	91,761	40,804,281
ANSYS, Inc. (A)	18,229	6,149,189
Autodesk, Inc. (A)	44,817	13,246,561
Cadence Design Systems, Inc. (A)	57,171	17,177,599
Crowdstrike Holdings, Inc., Class A (A)	48,511	16,598,524
Fair Isaac Corp. (A)	5,075	10,103,970
Fortinet, Inc. (A)	132,608	12,528,804
Gen Digital, Inc.	113,036	3,094,926
Intuit, Inc.	58,428	36,721,998
Microsoft Corp.	1,549,821	653,249,552
Oracle Corp.	335,029	55,829,233
Palantir Technologies, Inc., Class A (A)	427,290	32,315,943
Palo Alto Networks, Inc. (A)	136,433	24,825,349
PTC, Inc. (A)	25,041	4,604,289
Roper Technologies, Inc.	22,352	11,619,687
Salesforce, Inc.	199,281	66,625,617
ServiceNow, Inc. (A)	42,941	45,522,613
Synopsys, Inc. (A)	32,021	15,541,713
Tyler Technologies, Inc. (A)	8,922	5,144,782
Workday, Inc., Class A (A)	44,400	11,456,532
		1,083,161,162
Technology hardware, storage and peripherals – 7.7%
Apple, Inc.	3,150,935	789,057,134
Dell Technologies, Inc., Class C	64,029	7,378,702
Hewlett Packard Enterprise Company	270,711	5,779,680
HP, Inc.	200,890	6,555,041
NetApp, Inc.	42,688	4,955,223
Seagate Technology Holdings PLC	44,094	3,805,753
Super Micro Computer, Inc. (A)	104,974	3,199,608
Western Digital Corp. (A)	72,064	4,297,176
		825,028,317
		3,373,213,416
Materials – 1.8%
Chemicals – 1.2%
Air Products & Chemicals, Inc.	46,342	13,441,034
Albemarle Corp.	24,502	2,109,132
Celanese Corp.	22,786	1,577,019
CF Industries Holdings, Inc.	36,275	3,094,983
Corteva, Inc.	143,268	8,160,545
Dow, Inc.	145,936	5,856,412
DuPont de Nemours, Inc.	87,124	6,643,205
Eastman Chemical Company	24,162	2,206,474
Ecolab, Inc.	52,533	12,309,533
FMC Corp.	26,022	1,264,929
International Flavors & Fragrances, Inc.	53,298	4,506,346
Linde PLC	99,256	41,555,510
LyondellBasell Industries NV, Class A	54,157	4,022,240
PPG Industries, Inc.	48,361	5,776,721
The Mosaic Company	66,214	1,627,540
The Sherwin-Williams Company	48,299	16,418,279
		130,569,902
Construction materials – 0.1%
Martin Marietta Materials, Inc.	12,740	6,580,210
Vulcan Materials Company	27,528	7,081,027
		13,661,237
Containers and packaging – 0.2%
Amcor PLC	301,286	2,835,101
Avery Dennison Corp.	16,748	3,134,053
Ball Corp.	62,208	3,429,527
International Paper Company	72,418	3,897,537
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Packaging Corp. of America	18,588	$4,184,716
Smurfit WestRock PLC	103,007	5,547,957
		23,028,891
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	299,531	11,406,140
Newmont Corp.	237,313	8,832,790
Nucor Corp.	48,947	5,712,604
Steel Dynamics, Inc.	29,514	3,366,662
		29,318,196
		196,578,226
Real estate – 2.0%
Health care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	32,422	3,162,766
Healthpeak Properties, Inc.	145,801	2,955,386
Ventas, Inc.	87,449	5,149,872
Welltower, Inc.	123,311	15,540,885
		26,808,909
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	145,714	2,552,909
Industrial REITs – 0.2%
Prologis, Inc.	193,064	20,406,865
Office REITs – 0.0%
BXP, Inc.	30,322	2,254,744
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	62,702	8,232,146
CoStar Group, Inc. (A)	85,457	6,117,867
		14,350,013
Residential REITs – 0.3%
AvalonBay Communities, Inc.	29,611	6,513,532
Camden Property Trust	22,238	2,580,498
Equity Residential	71,170	5,107,159
Essex Property Trust, Inc.	13,397	3,824,040
Invitation Homes, Inc.	118,760	3,796,757
Mid-America Apartment Communities, Inc.	24,364	3,765,943
UDR, Inc.	62,591	2,717,075
		28,305,004
Retail REITs – 0.3%
Federal Realty Investment Trust	15,940	1,784,483
Kimco Realty Corp.	140,515	3,292,266
Realty Income Corp.	182,440	9,744,120
Regency Centers Corp.	34,052	2,517,464
Simon Property Group, Inc.	63,931	11,009,558
		28,347,891
Specialized REITs – 0.9%
American Tower Corp.	97,408	17,865,601
Crown Castle, Inc.	90,593	8,222,221
Digital Realty Trust, Inc.	64,998	11,526,095
Equinix, Inc.	20,113	18,964,347
Extra Space Storage, Inc.	44,189	6,610,674
Iron Mountain, Inc.	61,173	6,429,894
Public Storage	32,852	9,837,203
SBA Communications Corp.	22,413	4,567,769
VICI Properties, Inc.	219,745	6,418,751
Weyerhaeuser Company	151,457	4,263,515
		94,706,070
		217,732,405
Utilities – 2.2%
Electric utilities – 1.5%
Alliant Energy Corp.	53,489	3,163,339
American Electric Power Company, Inc.	111,014	10,238,821
Constellation Energy Corp.	65,197	14,585,221

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Duke Energy Corp.	161,026	$17,348,941
Edison International	80,702	6,443,248
Entergy Corp.	89,388	6,777,398
Evergy, Inc.	47,939	2,950,645
Eversource Energy	76,377	4,386,331
Exelon Corp.	209,461	7,884,112
FirstEnergy Corp.	106,922	4,253,357
NextEra Energy, Inc.	428,663	30,730,850
NRG Energy, Inc.	42,225	3,809,540
PG&E Corp.	455,719	9,196,409
Pinnacle West Capital Corp.	23,701	2,009,134
PPL Corp.	153,832	4,993,387
The Southern Company	228,398	18,801,723
Xcel Energy, Inc.	119,702	8,082,279
		155,654,735
Gas utilities – 0.0%
Atmos Energy Corp.	32,359	4,506,638
Independent power and renewable electricity producers – 0.1%
The AES Corp.	148,216	1,907,540
Vistra Corp.	70,921	9,777,878
		11,685,418
Multi-utilities – 0.6%
Ameren Corp.	55,642	4,959,928
CenterPoint Energy, Inc.	135,853	4,310,616
CMS Energy Corp.	62,283	4,151,162
Consolidated Edison, Inc.	72,210	6,443,298
Dominion Energy, Inc.	175,103	9,431,048
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
DTE Energy Company	43,171	$5,212,898
NiSource, Inc.	97,301	3,576,785
Public Service Enterprise Group, Inc.	103,856	8,774,793
Sempra	132,034	11,582,022
WEC Energy Group, Inc.	65,945	6,201,468
		64,644,018
Water utilities – 0.0%
American Water Works Company, Inc.	40,626	5,057,531
		241,548,340
TOTAL COMMON STOCKS (Cost $3,412,963,851)		$10,380,191,971
SHORT-TERM INVESTMENTS – 3.4%
Short-term funds – 3.4%
John Hancock Collateral Trust, 4.2987% (C)(D)	35,827,095	358,407,091
TOTAL SHORT-TERM INVESTMENTS (Cost $358,316,171)		$358,407,091
Total Investments (500 Index Trust) (Cost $3,771,280,022) – 100.3%		$10,738,599,062
Other assets and liabilities, net – (0.3%)		(29,988,448)
TOTAL NET ASSETS – 100.0%		$10,708,610,614
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-24.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,083,084.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	1,227	Long	Mar 2025	$375,410,967	$364,158,262	$(11,252,705)
						$(11,252,705)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	45,667,363	$1,189,178,137
TOTAL INVESTMENT COMPANIES (Cost $1,045,483,388)		$1,189,178,137
Total Investments (American Asset Allocation Trust) (Cost $1,045,483,388) - 100.0%		$1,189,178,137
Other assets and liabilities, net - 0.0%		6,589
TOTAL NET ASSETS - 100.0%		$1,189,184,726
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,301,389	$195,674,285
TOTAL INVESTMENT COMPANIES (Cost $169,601,698)		$195,674,285
Total Investments (American Global Growth Trust) (Cost $169,601,698) - 100.0%		$195,674,285
Other assets and liabilities, net - (0.0%)		(26,302)
TOTAL NET ASSETS - 100.0%		$195,647,983

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	8,015,482	$1,021,733,464
TOTAL INVESTMENT COMPANIES (Cost $698,746,235)		$1,021,733,464
Total Investments (American Growth Trust) (Cost $698,746,235) - 100.0%		$1,021,733,464
Other assets and liabilities, net - (0.0%)		(5,156)
TOTAL NET ASSETS - 100.0%		$1,021,728,308
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	13,831,235	$962,515,624
TOTAL INVESTMENT COMPANIES (Cost $692,697,183)		$962,515,624
Total Investments (American Growth-Income Trust) (Cost $692,697,183) - 100.0%		$962,515,624
Other assets and liabilities, net - (0.0%)		(5,840)
TOTAL NET ASSETS - 100.0%		$962,509,784
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1 (A)	19,564,378	$349,028,504
TOTAL INVESTMENT COMPANIES (Cost $369,164,966)		$349,028,504
Total Investments (American International Trust) (Cost $369,164,966) - 100.0%		$349,028,504
Other assets and liabilities, net - (0.0%)		(18,910)
TOTAL NET ASSETS - 100.0%		$349,009,594
Security Abbreviations and Legend
(A)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 16.0%
Entertainment – 2.4%
Netflix, Inc. (A)	48,728	$43,432,241
Sea, Ltd., ADR (A)	67,348	7,145,623
		50,577,864
Interactive media and services – 12.6%
Alphabet, Inc., Class A	146,869	27,802,302
Alphabet, Inc., Class C	688,031	131,028,624
Meta Platforms, Inc., Class A	174,258	102,029,802
		260,860,728
Wireless telecommunication services – 1.0%
T-Mobile US, Inc.	95,293	21,034,024
		332,472,616
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 17.1%
Automobiles – 3.2%
Tesla, Inc. (A)	165,027	$66,644,504
Broadline retail – 8.8%
Amazon.com, Inc. (A)	833,200	182,795,748
Hotels, restaurants and leisure – 2.3%
Booking Holdings, Inc.	4,046	20,102,227
Chipotle Mexican Grill, Inc. (A)	312,133	18,821,620
DoorDash, Inc., Class A (A)	45,610	7,651,078
		46,574,925
Specialty retail – 2.6%
Carvana Company (A)	176,234	35,838,946
Ross Stores, Inc.	63,092	9,543,927
The TJX Companies, Inc.	73,169	8,839,547
		54,222,420
Textiles, apparel and luxury goods – 0.2%
Lululemon Athletica, Inc. (A)	10,876	4,159,091
NIKE, Inc., Class B	5,826	440,853
		4,599,944
		354,837,541
Consumer staples – 0.8%
Consumer staples distribution and retail – 0.0%
Dollar General Corp.	7,982	605,195
Food products – 0.2%
Mondelez International, Inc., Class A	60,895	3,637,258
Household products – 0.6%
Colgate-Palmolive Company	78,475	7,134,162
The Procter & Gamble Company	35,424	5,938,834
		13,072,996
		17,315,449
Energy – 0.2%
Energy equipment and services – 0.2%
Schlumberger, Ltd.	114,149	4,376,473
Financials – 8.7%
Capital markets – 1.6%
Morgan Stanley	76,628	9,633,672
MSCI, Inc.	760	456,008
S&P Global, Inc.	16,861	8,397,284
The Charles Schwab Corp.	87,934	6,507,995
The Goldman Sachs Group, Inc.	16,119	9,230,062
		34,225,021
Financial services – 5.7%
Adyen NV (A)(B)	2,646	3,932,162
Fiserv, Inc. (A)	25,249	5,186,650
Mastercard, Inc., Class A	93,497	49,232,715
Visa, Inc., Class A	190,377	60,166,747
		118,518,274
Insurance – 1.4%
Chubb, Ltd.	71,900	19,865,970
Marsh & McLennan Companies, Inc.	39,685	8,429,491
		28,295,461
		181,038,756
Health care – 8.4%
Health care equipment and supplies – 2.1%
Intuitive Surgical, Inc. (A)	64,364	33,595,433
Stryker Corp.	29,677	10,685,204
		44,280,637
Health care providers and services – 1.9%
Elevance Health, Inc.	13,140	4,847,346
Humana, Inc.	19,459	4,936,943

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	56,335	$28,497,623
		38,281,912
Life sciences tools and services – 1.3%
Danaher Corp.	61,103	14,026,194
Thermo Fisher Scientific, Inc.	25,606	13,321,009
		27,347,203
Pharmaceuticals – 3.1%
AstraZeneca PLC, ADR	16,867	1,105,126
Eli Lilly & Company	80,511	62,154,492
Zoetis, Inc.	2,118	345,086
		63,604,704
		173,514,456
Industrials – 1.7%
Aerospace and defense – 0.9%
General Electric Company	80,357	13,402,744
TransDigm Group, Inc.	4,389	5,562,092
		18,964,836
Commercial services and supplies – 0.3%
Cintas Corp.	22,924	4,188,215
Veralto Corp.	13,388	1,363,568
		5,551,783
Electrical equipment – 0.2%
GE Vernova, Inc.	16,304	5,362,875
Ground transportation – 0.3%
Old Dominion Freight Line, Inc.	31,322	5,525,201
		35,404,695
Information technology – 43.1%
Electronic equipment, instruments and components – 0.4%
TE Connectivity PLC	53,763	7,686,496
IT services – 0.9%
MongoDB, Inc. (A)	7,855	1,828,723
Shopify, Inc., Class A (A)	149,260	15,870,816
Snowflake, Inc., Class A (A)	3,493	539,354
		18,238,893
Semiconductors and semiconductor equipment – 16.1%
Advanced Micro Devices, Inc. (A)	5,956	719,425
ASML Holding NV, NYRS	23,765	16,471,046
Broadcom, Inc.	169,309	39,252,599
Lam Research Corp.	8,190	591,564
Monolithic Power Systems, Inc.	13,820	8,177,294
NVIDIA Corp.	1,904,775	255,792,229
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	48,591	9,596,237
Texas Instruments, Inc.	15,372	2,882,404
		333,482,798
Software – 16.5%
Atlassian Corp., Class A (A)	5,074	1,234,910
BILL Holdings, Inc. (A)	35,436	3,001,784
Confluent, Inc., Class A (A)	60,231	1,684,059
Crowdstrike Holdings, Inc., Class A (A)	15,790	5,402,706
Datadog, Inc., Class A (A)	25,327	3,618,975
Fortinet, Inc. (A)	4,198	396,627
Intuit, Inc.	20,997	13,196,615
Microsoft Corp.	565,533	238,372,160
Roper Technologies, Inc.	20,783	10,804,043
ServiceNow, Inc. (A)	45,807	48,560,917
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (A)	34,929	$16,953,139
		343,225,935
Technology hardware, storage and peripherals – 9.2%
Apple, Inc.	766,437	191,931,154
		894,565,276
Materials – 0.7%
Chemicals – 0.7%
Linde PLC	17,221	7,209,916
The Sherwin-Williams Company	22,665	7,704,513
		14,914,429
Utilities – 0.7%
Electric utilities – 0.7%
Constellation Energy Corp.	66,348	14,842,711
TOTAL COMMON STOCKS (Cost $1,106,556,115)		$2,023,282,402
EXCHANGE-TRADED FUNDS – 2.0%
Invesco QQQ Trust Series 1	66,673	34,085,238
iShares Russell 1000 Growth ETF	19,569	7,858,519
TOTAL EXCHANGE-TRADED FUNDS (Cost $42,721,057)		$41,943,757
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company
12.000%, (9.000% Cash or 12.000% PIK), 12/01/2028 (B)	$775,350	827,891
13.000%, (9.000% Cash or 13.000% PIK), 06/01/2030 (B)	1,366,094	1,499,906
14.000%, (9.000% Cash or 14.000% PIK), 06/01/2031 (B)	1,631,100	1,955,628
		4,283,425
TOTAL CORPORATE BONDS (Cost $4,169,512)		$4,283,425
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4156% (C)	504,930	504,930
T. Rowe Price Government Reserve Fund, 4.5067% (C)	6,438,312	6,438,312
TOTAL SHORT-TERM INVESTMENTS (Cost $6,943,242)		$6,943,242
Total Investments (Blue Chip Growth Trust) (Cost $1,160,389,926) – 100.0%		$2,076,452,826
Other assets and liabilities, net – 0.0%		723,600
TOTAL NET ASSETS – 100.0%		$2,077,176,426
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.3%
Communication services – 17.0%
Entertainment – 6.4%
Netflix, Inc. (A)	30,934	$27,572,093
Spotify Technology SA (A)	10,345	4,628,146
The Walt Disney Company	105,720	11,771,922
		43,972,161
Interactive media and services – 9.5%
Alphabet, Inc., Class A	72,933	13,806,217
Alphabet, Inc., Class C	72,347	13,777,763
Meta Platforms, Inc., Class A	64,096	37,528,849
		65,112,829
Media – 1.1%
The Trade Desk, Inc., Class A (A)	63,591	7,473,850
		116,558,840
Consumer discretionary – 19.4%
Automobiles – 3.2%
Tesla, Inc. (A)	54,381	21,961,223
Broadline retail – 9.5%
Amazon.com, Inc. (A)	271,778	59,625,376
MercadoLibre, Inc. (A)	3,336	5,672,668
		65,298,044
Hotels, restaurants and leisure – 2.9%
Airbnb, Inc., Class A (A)	52,959	6,959,342
Flutter Entertainment PLC (A)	7,755	2,004,280
Hilton Worldwide Holdings, Inc.	27,831	6,878,710
Marriott International, Inc., Class A	14,752	4,114,923
		19,957,255
Specialty retail – 3.0%
Industria de Diseno Textil SA	56,292	2,883,497
O'Reilly Automotive, Inc. (A)	6,531	7,744,460
The Home Depot, Inc.	11,988	4,663,212
The TJX Companies, Inc.	39,480	4,769,579
		20,060,748
Textiles, apparel and luxury goods – 0.8%
adidas AG	22,576	5,552,889
		132,830,159
Consumer staples – 3.8%
Consumer staples distribution and retail – 3.8%
Costco Wholesale Corp.	14,913	13,664,335
Walmart, Inc.	140,637	12,706,553
		26,370,888
Financials – 6.9%
Capital markets – 1.4%
Moody's Corp.	13,729	6,498,897
The Goldman Sachs Group, Inc.	5,718	3,274,241
		9,773,138
Financial services – 4.4%
Mastercard, Inc., Class A	33,895	17,848,090
Visa, Inc., Class A	39,882	12,604,307
		30,452,397
Insurance – 1.1%
The Progressive Corp.	30,585	7,328,472
		47,554,007
Health care – 8.1%
Biotechnology – 1.4%
Vertex Pharmaceuticals, Inc. (A)	23,796	9,582,649
Health care equipment and supplies – 2.2%
DexCom, Inc. (A)	52,057	4,048,473
Edwards Lifesciences Corp. (A)	47,109	3,487,479
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	13,955	$7,283,952
		14,819,904
Pharmaceuticals – 4.5%
AstraZeneca PLC, ADR	63,698	4,173,493
Eli Lilly & Company	22,568	17,422,496
Novo Nordisk A/S, ADR	108,555	9,337,901
		30,933,890
		55,336,443
Industrials – 5.5%
Aerospace and defense – 2.5%
General Electric Company	36,616	6,107,183
The Boeing Company (A)	63,278	11,200,206
		17,307,389
Electrical equipment – 1.8%
Eaton Corp. PLC	19,913	6,608,527
Vertiv Holdings Company, Class A	48,313	5,488,840
		12,097,367
Ground transportation – 1.2%
Uber Technologies, Inc. (A)	133,798	8,070,695
		37,475,451
Information technology – 38.6%
IT services – 0.8%
Snowflake, Inc., Class A (A)	34,997	5,403,887
Semiconductors and semiconductor equipment – 16.3%
Advanced Micro Devices, Inc. (A)	53,615	6,476,156
Analog Devices, Inc.	16,251	3,452,687
Broadcom, Inc.	165,117	38,280,725
NVIDIA Corp.	473,381	63,570,334
		111,779,902
Software – 15.6%
Adobe, Inc. (A)	11,130	4,949,288
AppLovin Corp., Class A (A)	8,957	2,900,545
Cadence Design Systems, Inc. (A)	35,339	10,617,956
Crowdstrike Holdings, Inc., Class A (A)	25,904	8,863,313
Datadog, Inc., Class A (A)	42,624	6,090,543
Microsoft Corp.	116,115	48,942,473
Palo Alto Networks, Inc. (A)	24,696	4,493,684
Salesforce, Inc.	25,765	8,614,012
ServiceNow, Inc. (A)	11,100	11,767,332
		107,239,146
Technology hardware, storage and peripherals – 5.9%
Apple, Inc.	161,314	40,396,252
		264,819,187
TOTAL COMMON STOCKS (Cost $415,883,344)		$680,944,975
SHORT-TERM INVESTMENTS – 0.8%
Short-term funds – 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4156% (B)	5,303,883	5,303,883
TOTAL SHORT-TERM INVESTMENTS (Cost $5,303,883)		$5,303,883
Total Investments (Capital Appreciation Trust) (Cost $421,187,227) – 100.1%		$686,248,858
Other assets and liabilities, net – (0.1%)		(461,394)
TOTAL NET ASSETS – 100.0%		$685,787,464
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-24.

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 60.6%
Communication services – 3.3%
Interactive media and services – 3.3%
Alphabet, Inc., Class A	53,892	$10,201,756
Meta Platforms, Inc., Class A	9,625	5,635,534
		15,837,290
Consumer discretionary – 5.4%
Broadline retail – 3.4%
Amazon.com, Inc. (A)(B)	73,074	16,031,705
Diversified consumer services – 0.7%
Service Corp. International	43,300	3,456,206
Hotels, restaurants and leisure – 1.3%
Hilton Worldwide Holdings, Inc.	9,695	2,396,216
Starbucks Corp.	6,626	604,623
Yum! Brands, Inc. (A)	22,200	2,978,352
		5,979,191
		25,467,102
Energy – 1.4%
Oil, gas and consumable fuels – 1.4%
Canadian Natural Resources, Ltd.	164,108	5,066,014
Expand Energy Corp.	16,681	1,660,594
		6,726,608
Financials – 3.2%
Financial services – 2.3%
Mastercard, Inc., Class A	10,887	5,732,768
Visa, Inc., Class A	17,188	5,432,096
		11,164,864
Insurance – 0.9%
Willis Towers Watson PLC	13,222	4,141,659
		15,306,523
Health care – 16.1%
Biotechnology – 0.3%
Alnylam Pharmaceuticals, Inc. (B)	4,800	1,129,488
Biogen, Inc. (B)	1,933	295,594
		1,425,082
Health care equipment and supplies – 4.1%
Abbott Laboratories	40,367	4,565,911
Becton, Dickinson and Company (A)	59,239	13,439,552
GE HealthCare Technologies, Inc.	15,000	1,172,700
		19,178,163
Health care providers and services – 5.3%
Humana, Inc.	8,026	2,036,276
McKesson Corp.	14,038	8,000,397
The Cigna Group	12,800	3,534,592
UnitedHealth Group, Inc.	23,234	11,753,151
		25,324,416
Life sciences tools and services – 5.8%
Danaher Corp.	38,480	8,833,084
Revvity, Inc.	97,940	10,931,083
Thermo Fisher Scientific, Inc.	15,111	7,861,196
		27,625,363
Pharmaceuticals – 0.6%
Eli Lilly & Company	3,700	2,856,400
		76,409,424
Industrials – 5.5%
Aerospace and defense – 1.2%
RTX Corp. (A)	50,513	5,845,364
Commercial services and supplies – 1.4%
Veralto Corp.	31,562	3,214,590
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Waste Connections, Inc.	20,685	$3,549,132
		6,763,722
Machinery – 2.9%
Fortive Corp.	159,405	11,955,375
Ingersoll Rand, Inc.	19,411	1,755,919
		13,711,294
		26,320,380
Information technology – 21.2%
Electronic equipment, instruments and components – 0.5%
Teledyne Technologies, Inc. (B)	4,679	2,171,664
Semiconductors and semiconductor equipment – 4.6%
Advanced Micro Devices, Inc. (B)	21,229	2,564,251
Broadcom, Inc.	10,400	2,411,136
Marvell Technology, Inc.	14,106	1,558,008
NVIDIA Corp. (A)	99,150	13,314,854
NXP Semiconductors NV	10,006	2,079,747
		21,927,996
Software – 14.2%
Aurora Innovation, Inc. (B)	1,025,106	6,458,168
Autodesk, Inc. (B)	11,132	3,290,285
Intuit, Inc.	8,602	5,406,357
Microsoft Corp.	59,250	24,973,875
PTC, Inc. (B)	52,700	9,689,949
Roper Technologies, Inc.	23,533	12,233,630
Salesforce, Inc.	6,946	2,322,256
Workday, Inc., Class A (B)	12,400	3,199,572
		67,574,092
Technology hardware, storage and peripherals – 1.9%
Apple, Inc. (A)	36,453	9,128,560
		100,802,312
Materials – 0.3%
Construction materials – 0.3%
Martin Marietta Materials, Inc.	2,010	1,038,165
Vulcan Materials Company	1,671	429,831
		1,467,996
Utilities – 4.2%
Electric utilities – 0.2%
Alliant Energy Corp.	19,520	1,154,413
Multi-utilities – 4.0%
Ameren Corp.	81,579	7,271,952
CenterPoint Energy, Inc.	223,544	7,093,051
DTE Energy Company	6,863	828,707
NiSource, Inc.	103,244	3,795,249
		18,988,959
		20,143,372
TOTAL COMMON STOCKS (Cost $245,126,475)		$288,481,007
PREFERRED SECURITIES – 0.3%
Industrials – 0.3%
Aerospace and defense – 0.3%
The Boeing Company, 6.000%	21,001	1,278,751
Utilities – 0.0%
Multi-utilities – 0.0%
CMS Energy Corp., 5.875%	12,879	295,315
CMS Energy Corp., 5.875%	14	324
		295,639
TOTAL PREFERRED SECURITIES (Cost $1,398,503)		$1,574,390

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.7%
U.S. Government – 14.7%
U.S. Treasury Notes
3.500%, 09/30/2029	$4,973,200	$4,785,182
3.625%, 08/31/2029	19,963,000	19,329,170
4.125%, 10/31/2029	40,159,000	39,696,509
4.250%, 11/15/2034	6,426,000	6,258,517
		70,069,378
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $71,286,863)		$70,069,378
CORPORATE BONDS - 10.5%
Communication services - 0.9%
CCO Holdings LLC
5.000%, 02/01/2028 (C)	2,008,000	1,935,499
5.125%, 05/01/2027 (C)	2,092,000	2,055,641
5.500%, 05/01/2026 (C)	163,000	162,536
Lamar Media Corp.
3.625%, 01/15/2031	50,000	44,005
3.750%, 02/15/2028	100,000	93,779
4.875%, 01/15/2029	50,000	48,035
		4,339,495
Consumer discretionary - 2.5%
Cedar Fair LP
5.250%, 07/15/2029	505,000	485,399
5.375%, 04/15/2027	676,000	668,815
6.500%, 10/01/2028	560,000	561,238
Clarios Global LP
6.250%, 05/15/2026 (C)	222,000	221,945
8.500%, 05/15/2027 (C)	650,000	650,989
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (C)	842,000	731,426
3.750%, 05/01/2029 (C)	656,000	604,492
4.000%, 05/01/2031 (C)	519,000	466,758
4.875%, 01/15/2030	549,000	526,605
5.375%, 05/01/2025 (C)	193,000	192,070
5.750%, 05/01/2028 (C)	638,000	637,855
5.875%, 04/01/2029 (C)	312,000	311,456
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	187,000	184,451
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	853,000	837,687
Life Time, Inc.
5.750%, 01/15/2026 (C)	365,000	364,622
6.000%, 11/15/2031 (C)	102,000	100,981
Marriott International, Inc. 3.125%, 06/15/2026	34,000	33,234
Service Corp. International
3.375%, 08/15/2030	100,000	87,500
4.625%, 12/15/2027	44,000	42,814
5.750%, 10/15/2032	255,000	247,346
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (C)	697,000	692,623
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (C)	136,000	135,873
Vail Resorts, Inc. 6.500%, 05/15/2032 (C)	257,000	259,883
Yum! Brands, Inc.
3.625%, 03/15/2031	331,000	292,623
4.625%, 01/31/2032	902,000	833,477
4.750%, 01/15/2030 (C)	402,000	384,446
5.350%, 11/01/2043	579,000	558,835
5.375%, 04/01/2032	540,000	522,971
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Yum! Brands, Inc. (continued)
6.875%, 11/15/2037	$414,000	$449,434
		12,087,848
Financials - 3.0%
Alliant Holdings Intermediate LLC
5.875%, 11/01/2029 (C)	59,000	56,680
6.750%, 10/15/2027 to 04/15/2028 (C)	1,645,000	1,643,907
7.000%, 01/15/2031 (C)	619,000	621,418
AmWINS Group, Inc. 6.375%, 02/15/2029 (C)	283,000	284,735
AssuredPartners, Inc. 7.500%, 02/15/2032 (C)	133,000	143,146
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (C)	516,000	499,221
HUB International, Ltd.
5.625%, 12/01/2029 (C)	165,000	160,042
7.250%, 06/15/2030 (C)	4,024,000	4,123,595
7.375%, 01/31/2032 (C)	2,542,000	2,581,790
MSCI, Inc.
3.250%, 08/15/2033 (C)	468,000	395,393
3.625%, 09/01/2030 to 11/01/2031 (C)	943,000	854,630
3.875%, 02/15/2031 (C)	757,000	693,068
4.000%, 11/15/2029 (C)	625,000	589,269
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (C)	73,000	73,730
Ryan Specialty LLC
4.375%, 02/01/2030 (C)	135,000	126,738
5.875%, 08/01/2032 (C)	254,000	251,319
USI, Inc. 7.500%, 01/15/2032 (C)	1,079,000	1,115,909
		14,214,590
Health care - 1.3%
Avantor Funding, Inc.
3.875%, 11/01/2029 (C)	700,000	639,943
4.625%, 07/15/2028 (C)	780,000	744,513
Becton, Dickinson and Company 3.700%, 06/06/2027	168,000	164,025
Biogen, Inc.
3.150%, 05/01/2050	739,000	465,983
3.250%, 02/15/2051	33,000	21,187
5.200%, 09/15/2045	198,000	179,345
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (C)	423,000	387,924
4.000%, 03/15/2031 (C)	342,000	304,235
4.250%, 05/01/2028 (C)	373,000	353,882
GE HealthCare Technologies, Inc. 5.650%, 11/15/2027	122,000	125,033
Hologic, Inc. 3.250%, 02/15/2029 (C)	93,000	84,104
IQVIA, Inc.
5.000%, 05/15/2027 (C)	436,000	427,813
5.700%, 05/15/2028	577,000	583,428
6.500%, 05/15/2030 (C)	200,000	203,514
Medline Borrower LP 6.250%, 04/01/2029 (C)	337,000	340,553
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (C)	200,000	192,600
Revvity, Inc. 3.300%, 09/15/2029	72,000	66,430
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (C)	274,000	279,506
Teleflex, Inc.
4.250%, 06/01/2028 (C)	50,000	47,432

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teleflex, Inc. (continued)
4.625%, 11/15/2027	$331,000	$320,757
		5,932,207
Industrials - 1.5%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (C)	418,000	396,314
4.000%, 07/01/2029 (C)	188,000	176,941
5.950%, 08/04/2033	278,000	284,187
Broadridge Financial Solutions, Inc. 2.600%, 05/01/2031	72,000	61,611
Delta Air Lines, Inc. 4.750%, 10/20/2028 (C)	607,847	599,546
GFL Environmental, Inc.
4.000%, 08/01/2028 (C)	167,000	158,131
4.375%, 08/15/2029 (C)	43,000	40,647
4.750%, 06/15/2029 (C)	490,000	470,570
6.750%, 01/15/2031 (C)	136,000	139,652
Howmet Aerospace, Inc.
3.000%, 01/15/2029 (D)	296,000	274,723
5.900%, 02/01/2027	289,000	295,060
Korn Ferry 4.625%, 12/15/2027 (C)	250,000	240,240
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	403,405	405,948
Sensata Technologies BV 5.875%, 09/01/2030 (C)	200,000	194,885
Sensata Technologies, Inc.
3.750%, 02/15/2031 (C)	88,000	76,933
4.375%, 02/15/2030 (C)	50,000	45,802
TransDigm, Inc.
4.625%, 01/15/2029	152,000	142,290
5.500%, 11/15/2027	610,000	599,407
6.375%, 03/01/2029 (C)	893,000	894,984
6.625%, 03/01/2032 (C)	1,031,000	1,040,305
7.125%, 12/01/2031 (C)	622,000	636,905
		7,175,081
Information technology - 0.4%
Broadcom, Inc. 4.150%, 04/15/2032 (C)	198,000	185,670
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (C)	102,000	95,018
4.875%, 07/01/2029 (C)	80,000	74,577
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	24,000	21,815
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (C)	260,000	260,110
Gartner, Inc.
3.625%, 06/15/2029 (C)	227,000	210,861
3.750%, 10/01/2030 (C)	100,000	91,292
4.500%, 07/01/2028 (C)	247,000	240,688
Motorola Solutions, Inc.
2.300%, 11/15/2030	50,000	42,815
2.750%, 05/24/2031	35,000	30,308
PTC, Inc. 4.000%, 02/15/2028 (C)	238,000	225,376
UKG, Inc. 6.875%, 02/01/2031 (C)	263,000	266,822
VMware LLC 4.700%, 05/15/2030	119,000	116,426
Workday, Inc. 3.800%, 04/01/2032	285,000	259,352
		2,121,130
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	$495,000	$498,588
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	51,000	43,375
		541,963
Real estate - 0.8%
American Tower Corp.
1.500%, 01/31/2028	48,000	43,316
1.875%, 10/15/2030	196,000	164,243
2.100%, 06/15/2030	154,000	131,969
2.900%, 01/15/2030 (D)	157,000	141,391
3.800%, 08/15/2029	225,000	213,001
Crown Castle, Inc.
4.300%, 02/15/2029	59,000	57,088
4.900%, 09/01/2029	227,000	224,479
5.200%, 09/01/2034	379,000	369,173
5.600%, 06/01/2029	46,000	46,890
SBA Communications Corp.
3.125%, 02/01/2029	881,000	795,222
3.875%, 02/15/2027	803,000	768,731
VICI Properties LP
3.750%, 02/15/2027 (C)	159,000	154,275
4.125%, 08/15/2030 (C)	120,000	111,500
4.625%, 12/01/2029 (C)	38,000	36,398
5.125%, 05/15/2032	101,000	98,341
5.750%, 02/01/2027 (C)	117,000	118,006
5.750%, 04/01/2034	287,000	289,604
		3,763,627
TOTAL CORPORATE BONDS (Cost $49,896,145)		$50,175,941
TERM LOANS (E) – 8.8%
Consumer discretionary – 0.8%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 6.088%, 11/08/2030	1,274,600	1,280,182
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.500%) 6.857%, 12/15/2027	976,429	976,644
Varsity Brands, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%) 8.271%, 08/26/2031	1,280,000	1,280,320
		3,537,146
Financials – 3.2%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6 (1 month CME Term SOFR + 2.750%) 7.106%, 09/19/2031	872,982	874,344
AmWINS Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.250%) 6.721%, 02/19/2028	1,113,228	1,116,056
AssuredPartners, Inc., 2024 Incremental Term Loan B5 (1 month CME Term SOFR + 3.500%) 7.857%, 02/14/2031	1,908,625	1,911,125
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 3.000%) 7.361%, 06/13/2031	1,816,955	1,821,406
CPI Holdco B LLC, 2024 Incremental Term Loan B TBD 05/17/2031 (F)	635,000	634,206
HUB International, Ltd., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%) 7.367%, 06/20/2030	6,460,457	6,492,760
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%) 9.079%, 05/06/2032	295,626	301,970

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Financials (continued)
USI, Inc., 2024 Term Loan B TBD 09/27/2030 (F)		$1,364,942	1,361,179
USI, Inc., 2024 Term Loan B1 TBD 11/23/2029 (F)		922,219	922,219
			15,435,265
Health care – 0.9%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month CME Term SOFR + 3.750%) 8.221%, 12/23/2027		431,460	423,370
ADMI Corp., 2021 Term Loan B2 (1 month CME Term SOFR + 3.375%) 7.846%, 12/23/2027		224,900	219,745
ADMI Corp., 2023 Term Loan B5 (1 month CME Term SOFR + 5.750%) 10.107%, 12/23/2027		15,831	15,862
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%) 7.607%, 02/15/2029		1,248,905	1,250,242
Avantor Funding, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%) 6.457%, 11/08/2027		6,472	6,503
Heartland Dental LLC, 2024 Term Loan (1 month CME Term SOFR + 4.500%) 8.857%, 04/28/2028		240,406	240,581
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month CME Term SOFR + 3.750%) 8.207%, 04/21/2027		149,838	148,714
Loire Finco Luxembourg Sarl, USD Term Loan B (1 month CME Term SOFR + 3.500%) 7.957%, 04/21/2027		1,506,175	1,495,828
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%) 6.607%, 10/23/2028		333,889	334,787
			4,135,632
Industrials – 1.0%
Filtration Group Corp., 2021 Incremental Term Loan (1 month CME Term SOFR + 3.500%) 7.971%, 10/21/2028		2,399,115	2,415,309
Filtration Group Corp., 2023 EUR Term Loan (1 month EURIBOR + 4.250%) 7.113%, 10/21/2028	EUR	603,316	628,851
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month CME Term SOFR + 3.750%) 8.367%, 10/20/2027		$744,857	757,311
Trans Union LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 6.207%, 11/16/2026		92,181	92,153
TransDigm, Inc., 2024 Term Loan I (3 month CME Term SOFR + 2.750%) 7.079%, 08/24/2028		93,420	93,673
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 7.079%, 03/22/2030		736,307	738,317
			4,725,614
Information technology – 2.7%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 3.000%) 7.329%, 02/24/2031		4,294,035	4,332,595
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%) 9.579%, 02/23/2032		556,009	571,299
Azalea Topco, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%) 7.607%, 04/30/2031		894,758	896,440
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Information technology (continued)
CCC Intelligent Solutions, Inc., Term Loan (1 month CME Term SOFR + 2.250%) 6.721%, 09/21/2028	$65,631	65,819
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%) 7.357%, 10/09/2029	784,000	788,508
Epicor Software Corp., 2024 Term Loan E (1 month CME Term SOFR + 2.750%) 7.107%, 05/30/2031	828,057	833,315
Icon Parent, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.000%) 9.516%, 11/12/2032	387,200	392,524
Icon Parent, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.000%) 7.516%, 11/13/2031	712,100	714,101
Informatica LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%) 6.607%, 10/27/2028	215,664	216,382
Quartz Acquireco LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.750%) 7.079%, 06/28/2030	240,892	242,398
Storable, Inc., Term Loan B (1 month CME Term SOFR + 3.500%) 7.857%, 04/17/2028	1,003,562	1,009,523
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.000%) 7.325%, 02/10/2031	2,972,309	2,991,154
		13,054,058
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.110%, 01/25/2031	770,118	769,856
TOTAL TERM LOANS (Cost $41,500,810)		$41,657,571
ASSET-BACKED SECURITIES - 0.1%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	326,180	$317,516
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	206,400	191,199
TOTAL ASSET-BACKED SECURITIES (Cost $529,834)		$508,715
SHORT-TERM INVESTMENTS – 5.2%
Short-term funds – 4.8%
John Hancock Collateral Trust, 4.2987% (G)(H)	15,089	150,947
T. Rowe Price Government Reserve Fund, 4.5067% (G)	23,019,293	23,019,293
		23,170,240
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 12-31-24 at 1.360% to be repurchased at $1,835,139 on 1-2-25, collateralized by $1,864,300 U.S. Treasury Notes, 4.375% due 12-15-26 (valued at $1,871,790)	$1,835,000	1,835,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,005,239)		$25,005,240
Total Investments (Capital Appreciation Value Trust) (Cost $434,743,869) – 100.2%		$477,472,242
Other assets and liabilities, net – (0.2%)		(1,125,498)
TOTAL NET ASSETS – 100.0%		$476,346,744
Currency Abbreviations

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Capital Appreciation Value Trust (continued)
(D)	All or a portion of this security is on loan as of 12-31-24.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 12-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Abbott Laboratories	USD	120.00	Jan 2025	12	1,200	$3,250	$(165)
GSI	Abbott Laboratories	USD	125.00	Jan 2025	12	1,200	1,712	(27)
WFB	Alphabet, Inc., Class A	USD	175.00	Jan 2025	7	700	5,421	(10,748)
WFB	Alphabet, Inc., Class A	USD	180.00	Jan 2025	27	2,700	31,683	(29,518)
WFB	Alphabet, Inc., Class A	USD	185.00	Jan 2025	7	700	3,254	(4,939)
WFB	Amazon.com, Inc.	USD	200.00	Jan 2025	21	2,100	13,248	(43,098)
WFB	Amazon.com, Inc.	USD	200.00	Jan 2025	25	2,500	17,736	(51,307)
JPM	Apple, Inc.	USD	200.00	Jan 2025	30	3,000	35,160	(152,915)
JPM	Apple, Inc.	USD	215.00	Jan 2025	30	3,000	17,910	(108,236)
JPM	Apple, Inc.	USD	250.00	Jan 2025	25	2,500	12,408	(11,201)
WFB	Aurora Innovation, Inc.	USD	7.00	Jan 2025	101	10,100	7,373	—
UBS	Danaher Corp.	USD	290.00	Jan 2025	5	500	4,504	—
UBS	Danaher Corp.	USD	300.00	Jan 2025	18	1,800	19,086	—
UBS	Danaher Corp.	USD	300.00	Jan 2025	25	2,500	22,453	—
UBS	Danaher Corp.	USD	300.00	Jan 2025	10	1,000	5,100	—
UBS	Danaher Corp.	USD	330.00	Jan 2026	25	2,500	40,441	(5,948)
BARC	DTE Energy Company	USD	130.00	Jan 2025	7	700	1,995	(81)
BARC	DTE Energy Company	USD	135.00	Jan 2025	7	700	1,032	(8)
BARC	DTE Energy Company	USD	135.00	Jan 2025	15	1,500	4,397	(17)
BARC	Hilton Worldwide Holdings, Inc.	USD	220.00	Jan 2025	8	800	6,582	(22,301)
BARC	Hilton Worldwide Holdings, Inc.	USD	220.00	Jan 2025	5	500	4,509	(13,938)
BARC	Hilton Worldwide Holdings, Inc.	USD	230.00	Jan 2025	8	800	4,272	(14,637)
BARC	Hilton Worldwide Holdings, Inc.	USD	230.00	Jan 2025	5	500	2,957	(9,148)
BARC	Hilton Worldwide Holdings, Inc.	USD	250.00	Jan 2025	20	2,000	9,926	(7,223)
BOA	Intuit, Inc.	USD	660.00	Jan 2025	1	100	1,919	(394)
BOA	Intuit, Inc.	USD	660.00	Jan 2025	4	400	8,416	(1,577)
BOA	Intuit, Inc.	USD	700.00	Jan 2025	2	200	8,414	(91)
BOA	Intuit, Inc.	USD	740.00	Jan 2025	2	200	5,374	(8)
JPM	Mastercard, Inc., Class A	USD	480.00	Jan 2025	7	700	16,849	(33,173)
JPM	Mastercard, Inc., Class A	USD	490.00	Jan 2025	7	700	14,189	(26,387)
JPM	Mastercard, Inc., Class A	USD	490.00	Jan 2025	2	200	3,181	(7,539)
JPM	Mastercard, Inc., Class A	USD	500.00	Jan 2025	7	700	11,774	(19,802)
JPM	Mastercard, Inc., Class A	USD	515.00	Jan 2025	2	200	1,516	(3,096)
JPM	Mastercard, Inc., Class A	USD	520.00	Jan 2025	10	1,000	12,074	(11,855)
GSI	McKesson Corp.	USD	600.00	Jan 2025	8	800	23,816	(1,533)
GSI	McKesson Corp.	USD	620.00	Jan 2025	8	800	16,896	(455)
UBS	McKesson Corp.	USD	620.00	Jan 2025	20	2,000	41,440	(1,137)
GSI	McKesson Corp.	USD	640.00	Jan 2025	1	100	2,920	(19)
GSI	McKesson Corp.	USD	680.00	Jan 2025	2	200	3,214	(4)
BOA	Meta Platforms, Inc., Class A	USD	590.00	Jan 2025	6	600	19,549	(8,142)
BOA	Meta Platforms, Inc., Class A	USD	600.00	Jan 2025	16	1,600	57,939	(14,974)
WFB	Microsoft Corp.	USD	465.00	Jan 2025	11	1,100	11,888	(75)
GSI	RTX Corp.	USD	115.00	Jan 2025	20	2,000	6,536	(5,515)
GSI	RTX Corp.	USD	120.00	Jan 2025	20	2,000	3,922	(1,468)
GSI	RTX Corp.	USD	125.00	Jan 2025	12	1,200	3,894	(145)
GSI	RTX Corp.	USD	130.00	Jan 2025	12	1,200	2,247	(18)
The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	RTX Corp.	USD	130.00	Jan 2025	30	3,000	$12,269	$(45)
GSI	Teledyne Technologies, Inc.	USD	460.00	Mar 2025	2	200	2,842	(4,482)
JPM	Thermo Fisher Scientific, Inc.	USD	650.00	Jan 2025	8	800	28,917	(3)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2025	5	500	7,387	(1)
JPM	Thermo Fisher Scientific, Inc.	USD	670.00	Jan 2025	6	600	7,156	(1)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2025	18	1,800	76,672	(1,525)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2025	20	2,000	63,697	(719)
UBS	Veralto Corp.	USD	110.00	Jan 2025	14	1,400	6,649	(84)
UBS	Veralto Corp.	USD	115.00	Jan 2025	14	1,400	4,725	(2)
UBS	Veralto Corp.	USD	115.00	Jan 2025	7	700	3,386	(1)
UBS	Veralto Corp.	USD	120.00	Jan 2025	7	700	2,052	—
UBS	Veralto Corp.	USD	120.00	Jan 2025	8	800	1,476	—
UBS	Veralto Corp.	USD	120.00	Jan 2025	17	1,700	3,523	—
GSI	Visa, Inc., Class A	USD	290.00	Jan 2025	15	1,500	11,474	(40,639)
GSI	Visa, Inc., Class A	USD	300.00	Jan 2025	16	1,600	5,065	(28,074)
GSI	Visa, Inc., Class A	USD	305.00	Jan 2025	12	1,200	13,344	(15,679)
GSI	Visa, Inc., Class A	USD	310.00	Jan 2025	11	1,100	10,582	(9,896)
GSI	Visa, Inc., Class A	USD	315.00	Jan 2025	11	1,100	9,042	(6,142)
CITI	Waste Connections, Inc.	USD	190.00	Mar 2025	13	1,300	5,434	(1,399)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	7	700	4,148	(143)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	3	300	1,711	(61)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	4	400	2,141	(82)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	9	900	5,441	(184)
JPM	Yum! Brands, Inc.	USD	145.00	Jan 2025	26	2,600	15,440	(19)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	21	2,100	9,439	(15)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	15	1,500	7,838	(11)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	6	600	3,252	(4)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	7	700	2,704	(5)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	3	300	1,105	(2)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	4	400	1,361	(3)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	10	1,000	3,959	(7)
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	26	2,600	10,490	—
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	15	1,500	8,555	—
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	21	2,100	6,594	—
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	15	1,500	5,502	—
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	6	600	2,292	—
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	7	700	1,652	—
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	3	300	668	—
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	4	400	806	—
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	10	1,000	2,432	—
							$927,598	$(732,090)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 92.0%
Austria - 2.2%
Erste Group Bank AG	78,805	$4,877,728
Brazil - 8.2%
BRF SA	415,800	1,694,061
Embraer SA (A)	343,600	3,151,303
Hypera SA	121,000	353,895
Itau Unibanco Holding SA, ADR	529,210	2,624,882
JBS SA	299,000	1,764,986
Localiza Rent a Car SA	657,800	3,426,205
Lojas Renner SA	288,860	565,447
Marfrig Global Foods SA	152,000	418,413
Rede D'Or Sao Luiz SA (B)	147,900	608,428
Suzano SA	268,000	2,695,584
TIM SA	231,900	546,617
		17,849,821
Chile - 1.0%
Cencosud SA	170,373	376,725
Sociedad Quimica y Minera de Chile SA, ADR (C)	48,281	1,755,497
		2,132,222
China - 24.5%
AAC Technologies Holdings, Inc.	230,500	1,105,377
Alibaba Group Holding, Ltd.	155,100	1,641,479
Angel Yeast Company, Ltd., Class A	177,700	877,748
BYD Company, Ltd., H Shares	47,500	1,615,624
Central China Management Company, Ltd. (A)(D)	113,732	1,450
Chervon Holdings, Ltd.	162,400	362,205
China Dili Group (A)(D)	190,600	11,338
China Feihe, Ltd. (B)	2,897,000	2,015,806
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	0
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	0
China Zhongwang Holdings, Ltd. (A)(D)	196,800	0
Chongqing Baiya Sanitary Products Company, Ltd., Class A	393,000	1,291,898
Contemporary Amperex Technology Company, Ltd., Class A	106,004	3,863,915
CT Environmental Group, Ltd. (A)(D)	164,000	0
Ginlong Technologies Company, Ltd., Class A	33,700	281,993
Goldwind Science & Technology Company, Ltd., H Shares	693,200	581,099
Great Wall Motor Company, Ltd., H Shares	978,500	1,705,226
Hangzhou Chang Chuan Technology Company, Ltd., Class A	100,000	604,059
Hangzhou GreatStar Industrial Company, Ltd., Class A	698,021	3,091,521
Hongda Xingye Company, Ltd., Class A (A)(D)	28,900	2,296
Hongfa Technology Company, Ltd., Class A	205,436	895,249
Hoymiles Power Electronics, Inc., Class A	17,705	273,212
J&T Global Express, Ltd. (A)	1,159,400	907,080
JD Logistics, Inc. (A)(B)	2,256,400	3,677,329
JD.com, Inc., ADR	44,546	1,544,410
Ningbo Deye Technology Company, Ltd., Class A	38,221	444,092
Pharmaron Beijing Company, Ltd., H Shares (B)	558,000	999,127
Quectel Wireless Solutions Company, Ltd., Class A	155,000	1,452,332
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Topband Company, Ltd., Class A	1,208,900	$2,252,881
Silergy Corp.	32,000	392,783
STO Express Company, Ltd., Class A	1,061,800	1,473,561
Sunny Optical Technology Group Company, Ltd.	117,300	1,029,093
Sunwoda Electronic Company, Ltd., Class A	682,200	2,085,378
Tencent Holdings, Ltd.	50,800	2,711,340
Tenwow International Holdings, Ltd. (A)(D)	121,000	0
Tingyi Cayman Islands Holding Corp.	716,000	929,584
Tongcheng Travel Holdings, Ltd.	461,600	1,073,146
WuXi AppTec Company, Ltd., Class A	202,000	1,523,000
WuXi AppTec Company, Ltd., H Shares (B)	396,500	2,861,230
Wuxi NCE Power Company, Ltd., Class A	456,737	2,119,632
Yunnan Yuntianhua Company, Ltd., Class A	939,900	2,871,301
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	377,000	660,913
Zhejiang NHU Company, Ltd., Class A	774,232	2,330,758
		53,560,465
Greece - 0.1%
Hellenic Telecommunications Organization SA	21,142	325,524
Hong Kong - 4.8%
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	0
China Longevity Group Company, Ltd. (A)(D)	93,000	4,921
China Lumena New Materials Corp. (A)(D)	50,900	0
Geely Automobile Holdings, Ltd.	2,221,000	4,182,808
Hua Han Health Industry Holdings, Ltd. (A)(D)	880,000	0
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Sino Biopharmaceutical, Ltd.	768,000	313,938
Techtronic Industries Company, Ltd.	235,000	3,089,298
WH Group, Ltd. (B)	3,806,500	2,933,421
		10,524,386
Hungary - 0.1%
Richter Gedeon NYRT	12,069	316,137
India - 2.5%
Bandhan Bank, Ltd. (B)	203,225	376,328
Chambal Fertilisers & Chemicals, Ltd.	106,775	613,663
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	5,448
Natco Pharma, Ltd.	27,290	440,687
UPL, Ltd.	126,238	740,807
UPL, Ltd., Partly Paid Shares (A)	32,159	84,517
Wipro, Ltd.	523,180	1,839,359
Wipro, Ltd., ADR (C)	358,894	1,270,485
		5,371,294
Indonesia - 0.0%
Bakrie Telecom Tbk PT (A)(D)	17,557,300	0
Paninvest Tbk PT (A)	43,400	2,842
Sri Rejeki Isman Tbk PT (A)(D)	1,260,900	11,438

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Suryainti Permata Tbk PT (A)(D)	1,446,000	$0
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Waskita Karya Persero Tbk PT (A)(D)	596,656	4,493
		18,773
Israel - 1.1%
ICL Group, Ltd.	319,620	1,578,554
ICL Group, Ltd. (New York Stock Exchange) (C)	113,249	559,450
Teva Pharmaceutical Industries, Ltd., ADR (A)	10,891	240,038
		2,378,042
Luxembourg - 0.1%
Millicom International Cellular SA, SDR (A)	10,986	269,686
Malaysia - 1.7%
AMMB Holdings BHD	1,378,900	1,689,430
CIMB Group Holdings BHD	490,900	899,371
IHH Healthcare BHD	275,600	449,883
RHB Bank BHD	437,700	634,150
		3,672,834
Mexico - 6.2%
Alpek SAB de CV	767,600	480,049
America Movil SAB de CV (A)	5,589,900	4,007,914
America Movil SAB de CV, ADR	90,634	1,296,973
Coca-Cola Femsa SAB de CV, ADR	16,131	1,256,444
Fibra Uno Administracion SA de CV	296,600	294,310
Genomma Lab Internacional SAB de CV, Class B	948,000	1,152,094
Gruma SAB de CV, Class B	36,080	562,994
Grupo Bimbo SAB de CV, Series A	153,600	407,739
Grupo Comercial Chedraui SA de CV	142,800	859,635
Grupo Financiero Banorte SAB de CV, Series O	288,600	1,859,685
Grupo KUO SAB de CV, Series B	42,698	86,006
Kimberly-Clark de Mexico SAB de CV, Class A	266,400	375,114
Organizacion Soriana SAB de CV, Series B (A)	178,000	252,944
Prologis Property Mexico SA de CV	218,700	605,933
		13,497,834
Netherlands - 0.2%
NEPI Rockcastle NV (A)	73,329	536,056
Philippines - 0.0%
Philtown Properties, Inc. (A)(D)	3,844	0
Phoenix Petroleum Philippines, Inc. (A)(D)	22,200	1,280
PNB Holdings Corp. (A)(D)	10,246	56
		1,336
Russia - 0.0%
Gazprom PJSC, ADR (A)(D)	196,506	0
LUKOIL PJSC, ADR (A)(D)	16,379	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(D)	1,686	0
RusHydro PJSC, ADR (A)(D)	52,278	0
VTB Bank PJSC, GDR (A)(D)	86,297	0
		0
Saudi Arabia - 4.0%
Al Rajhi Bank	178,760	4,493,280
Amlak International Finance Company (A)	585	1,996
Jarir Marketing Company	201,901	679,425
Riyad Bank	396,798	3,016,173
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
SABIC Agri-Nutrients Company	14,871	$439,184
		8,630,058
Singapore - 4.9%
DBS Group Holdings, Ltd.	188,500	6,040,570
Oversea-Chinese Banking Corp., Ltd.	385,700	4,710,584
		10,751,154
South Africa - 1.1%
Life Healthcare Group Holdings, Ltd.	597,512	518,845
Mr. Price Group, Ltd.	30,135	469,671
Nedbank Group, Ltd.	28,410	425,013
Standard Bank Group, Ltd.	25,312	297,260
Vodacom Group, Ltd.	147,031	789,611
		2,500,400
South Korea - 13.0%
Chorokbaem Media Company, Ltd. (A)(D)	1,145	4,200
Coway Company, Ltd. (A)	23,796	1,073,666
Dahaam E-Tec Company, Ltd. (A)(D)	2,630	62,349
Hana Financial Group, Inc.	39,205	1,500,112
Hite Jinro Company, Ltd. (A)	36,614	483,076
Hyundai Glovis Company, Ltd.	21,836	1,741,875
Hyundai Mobis Company, Ltd.	15,329	2,437,874
Hyundai Rotem Company, Ltd. (A)	49,069	1,646,073
Jeil Savings Bank (A)(D)	1,820	0
KEPCO Plant Service & Engineering Company, Ltd. (A)	41,274	1,223,872
Korea Electric Power Corp. (A)	75,504	1,022,835
Korean Air Lines Company, Ltd. (A)	217,936	3,315,997
Krafton, Inc. (A)	2,363	497,943
KT Corp.	58,629	1,744,530
KT Corp., ADR (C)	58,662	910,434
NAVER Corp. (A)	54,353	7,252,323
Samsung Fire & Marine Insurance Company, Ltd.	6,915	1,674,093
Shinhan Financial Group Company, Ltd.	18,217	590,720
SK Telecom Company, Ltd.	33,748	1,264,609
		28,446,581
Taiwan - 7.5%
Eva Airways Corp.	2,865,000	3,871,510
Genius Electronic Optical Company, Ltd.	40,000	617,142
Nien Made Enterprise Company, Ltd.	35,000	390,714
Prodisc Technology, Inc. (A)(D)	762,000	0
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan Semiconductor Manufacturing Company, Ltd.	185,000	6,012,510
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	27,692	5,468,893
Wintek Corp. (A)(D)	543,000	0
		16,360,769
Thailand - 5.4%
Cal-Comp Electronics Thailand PCL	145,292	42,468
Charoen Pokphand Foods PCL, NVDR	635,400	424,305
Com7 PCL, NVDR	976,700	747,992
CP ALL PCL, NVDR	1,334,800	2,176,040
Indorama Ventures PCL, NVDR	2,609,800	1,893,323
Kasikornbank PCL, NVDR	814,600	3,707,746
Krung Thai Bank PCL, NVDR	2,075,400	1,276,924
Polyplex Thailand PCL	14,000	4,701
Star Petroleum Refining PCL	100,000	19,285
Thai Beverage PCL	3,677,200	1,468,555
		11,761,339

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey - 0.0%
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	$0
Uzel Makina Sanayii AS (A)(D)	22,930	0
		0
United Arab Emirates - 1.6%
Abu Dhabi Commercial Bank PJSC	521,786	1,479,256
Abu Dhabi Islamic Bank PJSC	266,004	1,000,539
Emaar Properties PJSC	267,928	938,563
		3,418,358
United Kingdom - 0.6%
Hikma Pharmaceuticals PLC	52,560	1,310,409
United States - 1.2%
Cognizant Technology Solutions Corp., Class A	14,775	1,136,198
The Mosaic Company	57,158	1,404,944
		2,541,142
TOTAL COMMON STOCKS (Cost $202,923,414)		$201,052,348
PREFERRED SECURITIES - 0.0%
Philippines - 0.0%
Cebu Air, Inc., 6.000%	4,989	2,989
TOTAL PREFERRED SECURITIES (Cost $3,903)		$2,989
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
John Hancock Collateral Trust, 4.2987% (E)(F)	365,930	3,660,691
TOTAL SHORT-TERM INVESTMENTS (Cost $3,660,752)		$3,660,691
Total Investments (Disciplined Value Emerging Markets Equity Trust) (Cost $206,588,069) - 93.7%		$204,716,028
Other assets and liabilities, net - 6.3%		13,736,782
TOTAL NET ASSETS - 100.0%		$218,452,810
Disciplined Value Emerging Markets Equity Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SDR	Swedish Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 12-31-24.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 12-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ninebot, Ltd., CDR	USD SOFR Compounded OIS	At Maturity	USD	1,755,090	Jan 2026	HSBC	—	$(13,054)	$(13,054)
Receive	Jeronimo Martins SGPS SA	EUR ESTR Compounded OIS	At Maturity	EUR	1,277,027	Dec 2027	HSBC	—	(20,777)	(20,777)
								—	$(33,831)	$(33,831)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
Derivatives Abbreviations
CDR	Chinese Depositary Receipt
ESTR	Euro Short-Term Rate
HSBC	HSBC Bank PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.2%
Austria - 0.5%
ANDRITZ AG	25,752	$1,307,118
Bermuda - 4.6%
Everest Group, Ltd.	10,146	3,677,519
Hiscox, Ltd.	494,753	6,695,953
RenaissanceRe Holdings, Ltd.	7,540	1,876,027
		12,249,499
Canada - 7.3%
Allied Gold Corp. (A)	476,055	1,129,325
Cenovus Energy, Inc.	311,452	4,721,235
Hammond Power Solutions, Inc.	10,313	918,696
Kinross Gold Corp.	280,270	2,602,946
MEG Energy Corp.	297,340	4,881,717
Sandstorm Gold, Ltd.	390,502	2,184,171
Teck Resources, Ltd., Class B	72,258	2,929,630
		19,367,720
China - 2.4%
Alibaba Group Holding, Ltd.	614,100	6,499,240
Finland - 1.5%
Nordea Bank ABP	368,124	4,010,024
France - 9.2%
Alten SA	13,654	1,118,674
BNP Paribas SA	39,849	2,446,604
Bureau Veritas SA	66,678	2,025,694
Capgemini SE	31,531	5,149,890
Eiffage SA	34,101	2,990,366
Eurazeo SE	26,284	1,960,501
Rexel SA	40,910	1,041,959
SPIE SA	88,272	2,745,078
Vallourec SACA (A)	284,987	4,862,431
		24,341,197
Germany - 2.8%
Evonik Industries AG	132,148	2,297,004
Infineon Technologies AG	78,360	2,557,810
Siemens AG	12,675	2,471,560
		7,326,374
Ireland - 2.6%
AIB Group PLC	195,443	1,080,782
Kerry Group PLC, Class A	38,784	3,740,583
Smurfit WestRock PLC	39,843	2,149,191
		6,970,556
Italy - 4.6%
Enel SpA	834,905	5,958,036
Iveco Group NV	247,588	2,396,409
Saipem SpA (A)	1,494,129	3,908,253
		12,262,698
Japan - 13.6%
Asahi Group Holdings, Ltd.	228,600	2,398,172
Fuji Electric Company, Ltd.	73,000	3,902,705
Kyowa Kirin Company, Ltd.	110,200	1,657,186
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Chemical Group Corp.	270,100	$1,364,175
Mitsubishi Electric Corp.	180,100	3,041,124
Mitsubishi UFJ Financial Group, Inc.	347,600	4,058,127
Renesas Electronics Corp. (A)	86,100	1,089,598
Sony Group Corp.	332,700	7,011,836
Sugi Holdings Company, Ltd.	118,900	1,862,874
Sumitomo Mitsui Financial Group, Inc.	218,700	5,248,853
Suzuken Company, Ltd.	52,100	1,556,750
Suzuki Motor Corp.	247,700	2,775,317
		35,966,717
Netherlands - 6.7%
Akzo Nobel NV	47,355	2,842,392
Euronext NV (B)	25,426	2,852,470
Heineken NV	39,964	2,848,204
ING Groep NV	148,742	2,331,025
Prosus NV (A)	171,635	6,821,957
		17,696,048
Norway - 0.9%
Norsk Hydro ASA	417,755	2,297,937
South Korea - 6.9%
KB Financial Group, Inc.	14,420	812,004
KT Corp.	93,776	2,790,343
KT Corp., ADR (C)	29,895	463,970
NAVER Corp. (A)	31,563	4,211,452
Samsung Electronics Company, Ltd.	77,946	2,781,644
Samsung Fire & Marine Insurance Company, Ltd.	10,125	2,451,220
SK Hynix, Inc.	24,885	2,851,580
SK Telecom Company, Ltd.	48,309	1,810,241
		18,172,454
Spain - 3.0%
Amadeus IT Group SA	42,775	3,019,243
Banco Bilbao Vizcaya Argentaria SA	491,948	4,813,439
		7,832,682
Switzerland - 7.5%
Glencore PLC (A)	956,465	4,212,420
Novartis AG	95,682	9,315,343
Sandoz Group AG	158,180	6,484,210
		20,011,973
United Kingdom - 21.1%
AstraZeneca PLC	49,911	6,507,347
BAE Systems PLC	452,593	6,492,541
Barratt Redrow PLC	737,497	4,042,853
Beazley PLC	518,138	5,289,376
Endeavour Mining PLC	66,842	1,211,335
HSBC Holdings PLC	433,993	4,263,135
IMI PLC	118,141	2,683,189
Informa PLC	230,631	2,300,211
Melrose Industries PLC	475,343	3,284,785
NatWest Group PLC	603,196	3,022,753

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Nomad Foods, Ltd.	121,245	$2,034,491
Shell PLC	129,603	4,039,834
SSE PLC	178,111	3,570,126
The Weir Group PLC	233,527	6,361,402
Travis Perkins PLC	100,225	912,640
		56,016,018
United States - 1.0%
CRH PLC (London Stock Exchange)	27,546	2,549,926
TOTAL COMMON STOCKS (Cost $261,691,671)		$254,878,181
SHORT-TERM INVESTMENTS - 3.2%
Short-term funds - 3.2%
Fidelity Government Portfolio, Institutional Class, 4.3914% (D)	8,273,432	8,273,432
John Hancock Collateral Trust, 4.2987% (D)(E)	15,355	153,612
TOTAL SHORT-TERM INVESTMENTS (Cost $8,427,048)		$8,427,044
Total Investments (Disciplined Value International Trust) (Cost $270,118,719) - 99.4%		$263,305,225
Other assets and liabilities, net - 0.6%		1,591,818
TOTAL NET ASSETS - 100.0%		$264,897,043
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 12-31-24.
(D)	The rate shown is the annualized seven-day yield as of 12-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.8%
Communication services – 3.9%
Diversified telecommunication services – 0.4%
AT&T, Inc.	74,337	$1,692,653
Verizon Communications, Inc.	88,549	3,541,075
		5,233,728
Entertainment – 1.2%
The Walt Disney Company	143,037	15,927,170
Media – 2.3%
Comcast Corp., Class A	219,493	8,237,572
News Corp., Class A	823,131	22,669,028
News Corp., Class B	25,282	769,331
		31,675,931
		52,836,829
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 2.4%
Broadline retail – 0.2%
Kohl's Corp. (A)	194,187	$2,726,385
Hotels, restaurants and leisure – 1.2%
Las Vegas Sands Corp.	310,732	15,959,196
Leisure products – 0.5%
Mattel, Inc. (A)(B)	361,629	6,411,682
Specialty retail – 0.5%
The Home Depot, Inc.	6,294	2,448,303
The TJX Companies, Inc.	40,941	4,946,082
		7,394,385
		32,491,648
Consumer staples – 8.6%
Beverages – 0.1%
Keurig Dr. Pepper, Inc.	51,400	1,650,968
Consumer staples distribution and retail – 1.6%
Dollar General Corp.	55,714	4,224,235
Walmart, Inc.	198,994	17,979,108
		22,203,343
Food products – 1.4%
Conagra Brands, Inc.	306,875	8,515,781
Tyson Foods, Inc., Class A	183,453	10,537,540
		19,053,321
Household products – 2.2%
Colgate-Palmolive Company	88,526	8,047,899
Kimberly-Clark Corp.	166,923	21,873,590
		29,921,489
Personal care products – 1.6%
Kenvue, Inc.	1,062,815	22,691,100
Tobacco – 1.7%
Philip Morris International, Inc.	189,072	22,754,815
		118,275,036
Energy – 9.2%
Energy equipment and services – 0.7%
Baker Hughes Company	48,200	1,977,164
Schlumberger, Ltd.	186,318	7,143,432
		9,120,596
Oil, gas and consumable fuels – 8.5%
Chevron Corp.	20,127	2,915,195
ConocoPhillips	140,672	13,950,442
Enbridge, Inc.	98,276	4,169,851
EOG Resources, Inc.	66,576	8,160,886
EQT Corp.	230,100	10,609,911
Expand Energy Corp.	29,500	2,936,725
Exxon Mobil Corp.	193,300	20,793,281
Phillips 66	4,900	558,257
South Bow Corp. (A)	29,408	693,147
South Bow Corp.	190,900	4,504,733
Suncor Energy, Inc.	264,771	9,447,029
TC Energy Corp. (A)	126,644	5,892,745
The Williams Companies, Inc.	168,700	9,130,044
TotalEnergies SE	351,325	19,574,016
TotalEnergies SE, ADR	51,056	2,782,552
		116,118,814
		125,239,410
Financials – 23.2%
Banks – 9.6%
Bank of America Corp.	326,462	14,348,005
Citigroup, Inc.	284,776	20,045,383
Fifth Third Bancorp	310,914	13,145,444
Huntington Bancshares, Inc.	1,102,192	17,932,664

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
JPMorgan Chase & Co.	93,370	$22,381,723
U.S. Bancorp	252,387	12,071,670
Wells Fargo & Company	447,019	31,398,622
		131,323,511
Capital markets – 2.2%
Morgan Stanley	32,145	4,041,269
State Street Corp.	17,006	1,669,139
The Charles Schwab Corp.	327,361	24,227,988
		29,938,396
Financial services – 3.2%
Apollo Global Management, Inc.	31,000	5,119,960
Equitable Holdings, Inc.	456,391	21,527,963
Fiserv, Inc. (B)	83,684	17,190,367
		43,838,290
Insurance – 8.2%
American International Group, Inc.	335,238	24,405,326
Chubb, Ltd.	91,068	25,162,088
Loews Corp.	175,535	14,866,059
MetLife, Inc.	359,167	29,408,594
The Hartford Financial Services Group, Inc.	167,066	18,277,020
		112,119,087
		317,219,284
Health care – 15.2%
Biotechnology – 0.5%
AbbVie, Inc.	16,811	2,987,315
Biogen, Inc. (B)	22,100	3,379,532
		6,366,847
Health care equipment and supplies – 4.3%
Becton, Dickinson and Company	102,238	23,194,735
GE HealthCare Technologies, Inc.	26,850	2,099,133
Medtronic PLC	158,831	12,687,420
Zimmer Biomet Holdings, Inc.	198,389	20,955,830
		58,937,118
Health care providers and services – 5.3%
Cardinal Health, Inc.	19,371	2,291,008
Centene Corp. (B)	36,785	2,228,435
CVS Health Corp.	259,242	11,637,373
Elevance Health, Inc.	66,209	24,424,500
Humana, Inc.	7,500	1,902,825
The Cigna Group	42,831	11,827,352
UnitedHealth Group, Inc.	35,700	18,059,202
		72,370,695
Life sciences tools and services – 0.5%
Thermo Fisher Scientific, Inc.	14,300	7,439,289
Pharmaceuticals – 4.6%
AstraZeneca PLC, ADR	170,564	11,175,353
Bristol-Myers Squibb Company	133,795	7,567,445
Johnson & Johnson	71,143	10,288,701
Merck & Company, Inc.	25,003	2,487,298
Pfizer, Inc.	234,165	6,212,397
Sanofi SA	84,164	8,181,647
Sanofi SA, ADR	123,528	5,957,755
Viatris, Inc.	879,561	10,950,534
		62,821,130
		207,935,079
Industrials – 12.9%
Aerospace and defense – 4.7%
General Electric Company	150,262	25,062,199
L3Harris Technologies, Inc.	108,498	22,814,959
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
The Boeing Company (B)	90,402	$16,001,154
		63,878,312
Air freight and logistics – 1.0%
United Parcel Service, Inc., Class B	111,594	14,072,003
Electrical equipment – 0.9%
GE Vernova, Inc.	16,090	5,292,484
Rockwell Automation, Inc.	25,999	7,430,254
		12,722,738
Ground transportation – 1.3%
CSX Corp.	286,688	9,251,422
Norfolk Southern Corp.	33,073	7,762,233
		17,013,655
Industrial conglomerates – 1.5%
3M Company	36,800	4,750,512
Honeywell International, Inc.	4,413	996,853
Siemens AG	76,514	14,919,818
		20,667,183
Machinery – 2.5%
AGCO Corp.	44,841	4,191,737
Cummins, Inc.	27,595	9,619,617
Fortive Corp.	41,700	3,127,500
Stanley Black & Decker, Inc.	219,389	17,614,743
		34,553,597
Passenger airlines – 1.0%
Southwest Airlines Company	400,956	13,480,141
		176,387,629
Information technology – 8.9%
Communications equipment – 0.3%
Cisco Systems, Inc.	70,864	4,195,149
Electronic equipment, instruments and components – 0.9%
TE Connectivity PLC	91,724	13,113,780
IT services – 0.9%
Accenture PLC, Class A	34,402	12,102,280
Semiconductors and semiconductor equipment – 4.1%
Advanced Micro Devices, Inc. (B)	33,000	3,986,070
Applied Materials, Inc.	54,470	8,858,456
Intel Corp.	210,100	4,212,505
Qualcomm, Inc.	168,717	25,918,306
Texas Instruments, Inc.	68,365	12,819,121
		55,794,458
Software – 2.0%
Adobe, Inc. (B)	9,700	4,313,396
Microsoft Corp.	46,750	19,705,125
Salesforce, Inc.	9,800	3,276,434
		27,294,955
Technology hardware, storage and peripherals – 0.7%
Samsung Electronics Company, Ltd.	254,118	9,068,660
		121,569,282
Materials – 3.4%
Chemicals – 1.5%
CF Industries Holdings, Inc.	243,144	20,745,046
Containers and packaging – 1.6%
International Paper Company	422,631	22,746,000
Paper and forest products – 0.3%
West Fraser Timber Company, Ltd. (A)	44,033	3,811,056
		47,302,102

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 3.9%
Industrial REITs – 0.4%
Rexford Industrial Realty, Inc.	149,678	$5,786,551
Office REITs – 0.1%
Vornado Realty Trust	19,204	807,336
Residential REITs – 1.4%
Equity Residential	270,755	19,429,379
Specialized REITs – 2.0%
Rayonier, Inc.	309,230	8,070,903
Weyerhaeuser Company	679,741	19,134,709
		27,205,612
		53,228,878
Utilities – 6.2%
Electric utilities – 2.9%
NextEra Energy, Inc.	139,618	10,009,214
PG&E Corp.	114,800	2,316,664
The Southern Company	329,720	27,142,550
		39,468,428
Gas utilities – 0.2%
Atmos Energy Corp.	21,379	2,977,453
Multi-utilities – 3.1%
Ameren Corp.	181,234	16,155,199
Dominion Energy, Inc.	221,503	11,930,152
NiSource, Inc.	55,831	2,052,348
Sempra	140,676	12,340,099
		42,477,798
		84,923,679
TOTAL COMMON STOCKS (Cost $1,056,395,766)		$1,337,408,856
PREFERRED SECURITIES – 1.1%
Consumer discretionary – 0.5%
Automobiles – 0.5%
Dr. Ing. h.c. F. Porsche AG (C)	35,637	2,159,575
Volkswagen AG	50,301	4,641,026
		6,800,601
Industrials – 0.4%
Aerospace and defense – 0.4%
The Boeing Company, 6.000%	93,632	5,701,252
Utilities – 0.2%
Electric utilities – 0.2%
NextEra Energy, Inc., 6.926%	56,812	2,324,747
TOTAL PREFERRED SECURITIES (Cost $17,268,832)		$14,826,600
SHORT-TERM INVESTMENTS – 1.8%
Short-term funds – 1.8%
John Hancock Collateral Trust, 4.2987% (D)(E)	1,191,867	11,923,203
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4156% (D)	2,901,451	2,901,451
T. Rowe Price Government Reserve Fund, 4.5067% (D)	9,169,510	9,169,510
TOTAL SHORT-TERM INVESTMENTS (Cost $23,994,258)		$23,994,164
Total Investments (Equity Income Trust) (Cost $1,097,658,856) – 100.7%		$1,376,229,620
Other assets and liabilities, net – (0.7%)		(9,154,656)
TOTAL NET ASSETS – 100.0%		$1,367,074,964
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 12-31-24.
Equity Income Trust (continued)
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Financials – 96.8%
Banks – 38.6%
American Business Bank (A)	26,976	$1,186,944
Bank of America Corp.	109,768	4,824,304
Citigroup, Inc.	64,608	4,547,757
Coastal Financial Corp. (A)	8,138	690,998
Dime Community Bancshares, Inc.	36,527	1,122,657
East West Bancorp, Inc.	36,508	3,496,006
Eastern Bankshares, Inc.	74,898	1,291,991
Enterprise Bancorp, Inc.	7,006	277,017
Flushing Financial Corp.	33,434	477,438
JPMorgan Chase & Co.	17,986	4,311,424
M&T Bank Corp.	27,925	5,250,179
Mid Penn Bancorp, Inc.	11,453	330,305
Old National Bancorp	44,637	968,846
Pinnacle Financial Partners, Inc.	35,847	4,100,538
Popular, Inc.	23,928	2,250,668
Renasant Corp.	20,285	725,189
Sumitomo Mitsui Trust Group, Inc.	70,100	1,637,503
Synovus Financial Corp.	72,948	3,737,126
U.S. Bancorp	57,307	2,740,994
Washington Trust Bancorp, Inc.	22,318	699,669
Wells Fargo & Company	66,880	4,697,651
Western Alliance Bancorp	38,809	3,242,104
Zions Bancorp NA	39,572	2,146,781
		54,754,089
Capital markets – 19.0%
AllianceBernstein Holding LP	52,450	1,945,371
Ameriprise Financial, Inc.	5,386	2,867,668
Ares Management Corp., Class A	19,143	3,388,885
GCM Grosvenor, Inc., Class A	35,830	439,634
Intercontinental Exchange, Inc.	8,426	1,255,558
KKR & Company, Inc.	26,580	3,931,448
Morgan Stanley	17,471	2,196,454
Nasdaq, Inc.	55,169	4,265,115
The Goldman Sachs Group, Inc.	7,484	4,285,488
Tradeweb Markets, Inc., Class A	18,092	2,368,605
		26,944,226
Consumer finance – 6.1%
American Express Company	14,237	4,225,399
Discover Financial Services	25,156	4,357,774
		8,583,173
Financial services – 10.5%
Apollo Global Management, Inc.	16,601	2,741,821
Fiserv, Inc. (A)	19,046	3,912,429
Mastercard, Inc., Class A	6,942	3,655,449
PayPal Holdings, Inc. (A)	22,225	1,896,904
Visa, Inc., Class A	8,697	2,748,600
		14,955,203
Insurance – 22.6%
American International Group, Inc.	17,988	1,309,526
Arch Capital Group, Ltd.	6,324	584,021

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Arthur J. Gallagher & Company	11,827	$3,357,094
Bowhead Specialty Holdings, Inc. (A)	12,147	431,461
Chubb, Ltd.	8,053	2,225,044
MetLife, Inc.	13,123	1,074,511
NN Group NV	40,703	1,774,998
Palomar Holdings, Inc. (A)	21,249	2,243,682
Reinsurance Group of America, Inc.	17,916	3,827,395
Skyward Specialty Insurance Group, Inc. (A)	54,874	2,773,332
The Allstate Corp.	21,632	4,170,433
The Hartford Financial Services Group, Inc.	12,475	1,364,765
The Progressive Corp.	13,414	3,214,129
Unum Group	50,477	3,686,335
		32,036,726
		137,273,417
Real estate – 1.3%
Specialized REITs – 1.3%
Digital Realty Trust, Inc.	10,811	1,917,115
TOTAL COMMON STOCKS (Cost $106,792,628)		$139,190,532
SHORT-TERM INVESTMENTS – 1.9%
Short-term funds – 1.9%
John Hancock Collateral Trust, 4.2987% (B)(C)	271,428	2,715,316
TOTAL SHORT-TERM INVESTMENTS (Cost $2,715,350)		$2,715,316
Total Investments (Financial Industries Trust) (Cost $109,507,978) – 100.0%		$141,905,848
Other assets and liabilities, net – (0.0%)		(64,687)
TOTAL NET ASSETS – 100.0%		$141,841,161
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.3%
Communication services – 10.0%
Entertainment – 3.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	683,084	$63,294,563
Warner Brothers Discovery, Inc. (A)	2,668,010	28,200,866
		91,495,429
Interactive media and services – 6.5%
Alphabet, Inc., Class A	774,483	146,609,632
CarGurus, Inc. (A)	711,299	25,990,865
		172,600,497
		264,095,926
Consumer discretionary – 23.9%
Automobile components – 2.1%
Fox Factory Holding Corp. (A)	407,450	12,333,512
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Mobileye Global, Inc., Class A (A)	2,197,700	$43,778,184
		56,111,696
Broadline retail – 9.3%
Amazon.com, Inc. (A)	1,114,296	244,465,399
Hotels, restaurants and leisure – 2.8%
Las Vegas Sands Corp.	630,637	32,389,516
Vail Resorts, Inc.	226,222	42,405,314
		74,794,830
Household durables – 4.6%
Lennar Corp., Class A	622,534	84,894,962
NVR, Inc. (A)	4,593	37,565,688
		122,460,650
Leisure products – 0.7%
Polaris, Inc.	324,718	18,710,251
Specialty retail – 3.4%
Avolta AG (A)	580,384	23,298,829
Group 1 Automotive, Inc.	159,521	67,234,911
		90,533,740
Textiles, apparel and luxury goods – 1.0%
Canada Goose Holdings, Inc. (A)	2,197,511	22,041,035
Salvatore Ferragamo SpA	723,628	5,078,714
		27,119,749
		634,196,315
Consumer staples – 2.1%
Beverages – 1.1%
Anheuser-Busch InBev SA/NV, ADR	565,861	28,332,660
Food products – 1.0%
Post Holdings, Inc. (A)	241,731	27,668,530
		56,001,190
Energy – 4.7%
Oil, gas and consumable fuels – 4.7%
Cheniere Energy, Inc.	445,312	95,684,189
Suncor Energy, Inc.	818,587	29,207,184
		124,891,373
Financials – 13.7%
Banks – 3.6%
First Hawaiian, Inc.	3,680,157	95,500,074
Capital markets – 10.1%
KKR & Company, Inc.	645,154	95,424,728
Morgan Stanley	632,923	79,571,080
S&P Global, Inc.	85,750	42,706,073
The Goldman Sachs Group, Inc.	86,386	49,466,351
		267,168,232
		362,668,306
Health care – 4.8%
Biotechnology – 0.2%
Moderna, Inc. (A)	149,592	6,220,035
Health care equipment and supplies – 1.4%
Hologic, Inc. (A)	509,246	36,711,544
Health care providers and services – 0.9%
Elevance Health, Inc.	67,258	24,811,476
Life sciences tools and services – 1.9%
Avantor, Inc. (A)	1,806,672	38,066,579
Thermo Fisher Scientific, Inc.	25,056	13,034,883
		51,101,462
Pharmaceuticals – 0.4%
Elanco Animal Health, Inc. (A)	783,603	9,489,432
		128,333,949

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 4.9%
Electrical equipment – 1.3%
Regal Rexnord Corp.	223,940	$34,739,812
Machinery – 1.6%
Parker-Hannifin Corp.	64,842	41,241,457
Trading companies and distributors – 2.0%
United Rentals, Inc.	76,156	53,647,333
		129,628,602
Information technology – 30.8%
Semiconductors and semiconductor equipment – 11.4%
Analog Devices, Inc.	311,447	66,170,030
NVIDIA Corp.	1,504,290	202,011,105
Texas Instruments, Inc.	180,505	33,846,493
		302,027,628
Software – 13.7%
Adobe, Inc. (A)	89,799	39,931,819
Autodesk, Inc. (A)	113,917	33,670,448
Microsoft Corp.	67,380	28,400,670
Oracle Corp.	281,392	46,891,163
Roper Technologies, Inc.	55,829	29,022,706
Salesforce, Inc.	229,489	76,725,057
Workday, Inc., Class A (A)	420,790	108,576,444
		363,218,307
Technology hardware, storage and peripherals – 5.7%
Apple, Inc.	502,588	125,858,087
Samsung Electronics Company, Ltd.	665,837	23,761,595
		149,619,682
		814,865,617
Materials – 0.9%
Chemicals – 0.9%
Axalta Coating Systems, Ltd. (A)	654,705	22,404,005
Real estate – 2.5%
Real estate management and development – 0.3%
Five Point Holdings LLC, Class A (A)	1,902,165	7,190,184
Specialized REITs – 2.2%
Crown Castle, Inc.	654,578	59,409,499
		66,599,683
TOTAL COMMON STOCKS (Cost $1,555,075,024)		$2,603,684,966
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 1.7%
John Hancock Collateral Trust, 4.2987% (B)(C)	4,645,055	46,468,206
TOTAL SHORT-TERM INVESTMENTS (Cost $46,468,636)		$46,468,206
Total Investments (Fundamental All Cap Core Trust) (Cost $1,601,543,660) – 100.0%		$2,650,153,172
Other assets and liabilities, net – (0.0%)		(474,436)
TOTAL NET ASSETS – 100.0%		$2,649,678,736
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 6.7%
Interactive media and services – 3.0%
Alphabet, Inc., Class A	90,272	$17,088,490
Meta Platforms, Inc., Class A	12,961	7,588,795
		24,677,285
Media – 3.7%
Charter Communications, Inc., Class A (A)	18,020	6,176,715
Comcast Corp., Class A	651,831	24,463,217
		30,639,932
		55,317,217
Consumer discretionary – 8.2%
Automobile components – 1.4%
Mobileye Global, Inc., Class A (A)	584,601	11,645,252
Broadline retail – 1.0%
eBay, Inc.	133,398	8,264,006
Hotels, restaurants and leisure – 1.4%
Vail Resorts, Inc.	60,575	11,354,784
Household durables – 2.7%
Lennar Corp., Class A	165,672	22,592,691
Specialty retail – 1.7%
Avolta AG (A)	172,702	6,932,917
CarMax, Inc. (A)	84,122	6,877,815
		13,810,732
		67,667,465
Consumer staples – 8.6%
Beverages – 1.9%
Anheuser-Busch InBev SA/NV, ADR	174,341	8,729,254
Heineken Holding NV	108,171	6,485,400
		15,214,654
Consumer staples distribution and retail – 3.8%
Walmart, Inc.	347,286	31,377,290
Food products – 2.0%
Danone SA	118,320	7,996,034
Post Holdings, Inc. (A)	74,193	8,492,131
		16,488,165
Personal care products – 0.9%
Haleon PLC, ADR	809,804	7,725,530
		70,805,639
Energy – 7.6%
Oil, gas and consumable fuels – 7.6%
Cheniere Energy, Inc.	181,206	38,935,732
Chevron Corp.	64,693	9,370,134
Suncor Energy, Inc.	398,935	14,234,001
		62,539,867
Financials – 20.4%
Banks – 7.7%
Bank of America Corp.	402,417	17,686,227
Citigroup, Inc.	241,847	17,023,610
JPMorgan Chase & Co.	50,940	12,210,827
Wells Fargo & Company	234,089	16,442,411
		63,363,075
Capital markets – 12.0%
KKR & Company, Inc.	188,221	27,839,768
Morgan Stanley	79,165	9,952,624
Nasdaq, Inc.	375,945	29,064,308
State Street Corp.	237,057	23,267,145

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	14,626	$8,375,140
		98,498,985
Consumer finance – 0.7%
American Express Company	20,175	5,987,738
		167,849,798
Health care – 16.3%
Biotechnology – 2.3%
Gilead Sciences, Inc.	136,741	12,630,766
Moderna, Inc. (A)	142,763	5,936,086
		18,566,852
Health care equipment and supplies – 2.8%
Hologic, Inc. (A)	313,635	22,609,947
Health care providers and services – 3.8%
Elevance Health, Inc.	85,652	31,597,023
Life sciences tools and services – 2.0%
Avantor, Inc. (A)	432,706	9,117,115
Danaher Corp.	31,504	7,231,743
		16,348,858
Pharmaceuticals – 5.4%
Elanco Animal Health, Inc. (A)	1,349,306	16,340,096
GSK PLC, ADR	434,597	14,698,071
Merck & Company, Inc.	48,409	4,815,727
Novartis AG, ADR	89,758	8,734,351
		44,588,245
		133,710,925
Industrials – 12.4%
Aerospace and defense – 3.4%
Airbus SE	55,559	8,896,708
L3Harris Technologies, Inc.	40,620	8,541,574
RTX Corp.	90,472	10,469,420
		27,907,702
Air freight and logistics – 1.1%
FedEx Corp.	31,667	8,908,877
Electrical equipment – 0.6%
Sensata Technologies Holding PLC	162,252	4,445,705
Machinery – 4.7%
Fortive Corp.	225,688	16,926,600
Parker-Hannifin Corp.	34,201	21,752,862
		38,679,462
Trading companies and distributors – 2.6%
United Rentals, Inc.	30,657	21,596,017
		101,537,763
Information technology – 12.6%
Electronic equipment, instruments and components – 1.7%
Vontier Corp.	379,956	13,856,995
IT services – 1.0%
Cognizant Technology Solutions Corp., Class A	106,704	8,205,538
Semiconductors and semiconductor equipment – 1.1%
Analog Devices, Inc.	19,312	4,103,028
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	24,497	4,837,913
		8,940,941
Software – 7.2%
Adobe, Inc. (A)	18,660	8,297,729
Microsoft Corp.	42,950	18,103,425
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	199,082	$33,175,024
		59,576,178
Technology hardware, storage and peripherals – 1.6%
Samsung Electronics Company, Ltd.	362,218	12,926,403
		103,506,055
Materials – 2.2%
Chemicals – 2.2%
Axalta Coating Systems, Ltd. (A)	280,633	9,603,261
LyondellBasell Industries NV, Class A	112,398	8,347,799
		17,951,060
Real estate – 3.1%
Specialized REITs – 3.1%
Crown Castle, Inc.	277,576	25,192,798
TOTAL COMMON STOCKS (Cost $598,558,283)		$806,078,587
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	$3,244,100	0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 2.0%
Short-term funds – 2.0%
John Hancock Collateral Trust, 4.2987% (C)(D)	1,604,711	16,053,207
TOTAL SHORT-TERM INVESTMENTS (Cost $16,052,793)		$16,053,207
Total Investments (Fundamental Large Cap Value Trust) (Cost $614,611,079) – 100.1%		$822,131,794
Other assets and liabilities, net – (0.1%)		(480,137)
TOTAL NET ASSETS – 100.0%		$821,651,657
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 94.6%
Belgium - 1.3%
Anheuser-Busch InBev SA/NV	76,656	$3,837,706
France - 5.5%
Carrefour SA	196,271	2,793,492
LVMH Moet Hennessy Louis Vuitton SE	4,576	3,010,064
Publicis Groupe SA	34,264	3,647,737
Sanofi SA	30,491	2,964,057
TotalEnergies SE	67,844	3,779,923
		16,195,273
Ireland - 2.4%
Accenture PLC, Class A	10,463	3,680,779
Ryanair Holdings PLC, ADR	78,732	3,431,928
		7,112,707
Japan - 10.9%
Asahi Group Holdings, Ltd.	442,000	4,636,886
FANUC Corp.	183,955	4,805,449
Mitsubishi Estate Company, Ltd.	187,069	2,596,845

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Seven & i Holdings Company, Ltd.	196,100	$3,074,383
Sony Group Corp.	287,700	6,063,437
Sumitomo Mitsui Financial Group, Inc.	194,200	4,660,847
Sumitomo Mitsui Trust Group, Inc.	261,900	6,117,862
		31,955,709
Netherlands - 2.1%
ING Groep NV	388,016	6,080,832
Switzerland - 2.7%
Chubb, Ltd.	16,975	4,690,193
SGS SA	34,193	3,430,155
		8,120,348
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	188,000	6,110,010
United Kingdom - 1.8%
Haleon PLC	1,121,379	5,287,446
United States - 65.8%
3M Company	23,208	2,995,921
Alphabet, Inc., Class A	50,045	9,473,519
Analog Devices, Inc.	21,024	4,466,759
Apple, Inc.	42,580	10,662,884
AutoZone, Inc. (A)	1,899	6,080,598
Bank of America Corp.	134,543	5,913,165
Cheniere Energy, Inc.	25,664	5,514,424
Citigroup, Inc.	43,122	3,035,358
Comcast Corp., Class A	87,118	3,269,539
ConocoPhillips	73,998	7,338,382
CRH PLC	18,741	1,733,917
CRH PLC (London Stock Exchange)	78,318	7,249,876
CSX Corp.	130,290	4,204,458
Darden Restaurants, Inc.	31,046	5,795,978
DuPont de Nemours, Inc.	47,032	3,586,190
Elevance Health, Inc.	11,228	4,142,009
Emerson Electric Company	30,026	3,721,122
GE HealthCare Technologies, Inc.	55,364	4,328,358
Honeywell International, Inc.	22,509	5,084,558
Intercontinental Exchange, Inc.	33,137	4,937,744
L3Harris Technologies, Inc.	19,999	4,205,390
Lennar Corp., Class A	24,498	3,340,792
Lowe's Companies, Inc.	22,494	5,551,519
McKesson Corp.	11,434	6,516,351
Medtronic PLC	52,615	4,202,886
Microsoft Corp.	39,713	16,739,028
Oracle Corp.	28,401	4,732,743
Philip Morris International, Inc.	75,859	9,129,631
Starbucks Corp.	39,442	3,599,083
Target Corp.	25,105	3,393,694
The Walt Disney Company	50,689	5,644,220
T-Mobile US, Inc.	28,610	6,315,085
TransUnion	38,101	3,532,344
Union Pacific Corp.	12,236	2,790,297
United Rentals, Inc.	6,259	4,409,090
Wells Fargo & Company	84,997	5,970,189
		193,607,101
TOTAL COMMON STOCKS (Cost $239,985,353)		$278,307,132
PREFERRED SECURITIES - 2.3%
South Korea - 2.3%
Samsung Electronics Company, Ltd.	223,327	6,633,253
TOTAL PREFERRED SECURITIES (Cost $10,749,927)		$6,633,253
Global Equity Trust (continued)
	Shares or Principal Amount	Value
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (A)(B)	$7,466,240	$0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
Federated Government Obligations Fund, Institutional Class, 4.3171% (C)	4,600,507	4,600,507
TOTAL SHORT-TERM INVESTMENTS (Cost $4,600,507)		$4,600,507
Total Investments (Global Equity Trust) (Cost $255,335,787) - 98.4%		$289,540,892
Other assets and liabilities, net - 1.6%		4,607,101
TOTAL NET ASSETS - 100.0%		$294,147,993
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Financials – 0.4%
Financial services – 0.1%
Helix Acquisition Corp. II (A)	16,298	$171,129
Insurance – 0.3%
Oscar Health, Inc., Class A (A)	58,445	785,501
		956,630
Health care – 98.6%
Biotechnology – 36.5%
Agios Pharmaceuticals, Inc. (A)	20,838	684,737
Akero Therapeutics, Inc. (A)	19,059	530,221
Alector, Inc. (A)	12,104	22,877
Alkermes PLC (A)	26,399	759,235
Allogene Therapeutics, Inc. (A)	100,198	213,422
Alnylam Pharmaceuticals, Inc. (A)	23,413	5,509,313
Amgen, Inc.	13,811	3,599,699
AnaptysBio, Inc. (A)	6,400	84,736
Annexon, Inc. (A)	22,109	113,419
Apellis Pharmaceuticals, Inc. (A)	8,077	257,737
Apogee Therapeutics, Inc. (A)	15,898	720,179
Arcellx, Inc. (A)	16,787	1,287,395
Argenx SE, ADR (A)	14,192	8,728,080
Ascendis Pharma A/S, ADR (A)	18,749	2,581,175
Aura Biosciences, Inc. (A)	10,426	85,702
Avidity Biosciences, Inc. (A)	45,919	1,335,325
Beam Therapeutics, Inc. (A)	23,142	573,922
BeiGene, Ltd., ADR (A)	13,457	2,485,642
Bicara Therapeutics, Inc. (A)	14,939	260,237
Bicycle Therapeutics PLC, ADR (A)	25,602	358,428
Biogen, Inc. (A)	3,550	542,866
Biohaven, Ltd. (A)	35,415	1,322,750
BioMarin Pharmaceutical, Inc. (A)	7,769	510,656
BioNTech SE, ADR (A)	4,276	487,250
Blueprint Medicines Corp. (A)	30,911	2,696,057
Cabaletta Bio, Inc. (A)	9,787	22,216
Cargo Therapeutics, Inc. (A)	27,782	400,616
Celldex Therapeutics, Inc. (A)	14,960	378,039

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Centessa Pharmaceuticals PLC, ADR (A)	67,000	$1,122,250
CG Oncology, Inc. (A)	10,462	300,050
Climb Bio, Inc. (A)	9,200	16,560
Corbus Pharmaceuticals Holdings, Inc. (A)	4,300	50,740
Crinetics Pharmaceuticals, Inc. (A)	22,394	1,145,005
Cytokinetics, Inc. (A)	13,691	644,025
Day One Biopharmaceuticals, Inc. (A)	1,141	14,456
Denali Therapeutics, Inc. (A)	32,272	657,703
Disc Medicine, Inc. (A)	6,123	388,198
Dyne Therapeutics, Inc. (A)	11,421	269,079
Entrada Therapeutics, Inc. (A)	11,625	200,996
Exact Sciences Corp. (A)	22,441	1,260,960
Generation Bio Company (A)	37,692	39,954
Geron Corp. (A)	51,065	180,770
Ideaya Biosciences, Inc. (A)	10,437	268,231
IGM Biosciences, Inc. (A)	17,676	108,000
Immatics NV (A)	27,090	192,610
Immuneering Corp., Class A (A)	29,676	65,287
Immunocore Holdings PLC, ADR (A)	22,635	667,733
Immunome, Inc. (A)	37,567	398,962
Incyte Corp. (A)	10,713	739,947
Insmed, Inc. (A)	48,717	3,363,422
Ionis Pharmaceuticals, Inc. (A)	18,835	658,472
Iovance Biotherapeutics, Inc. (A)	31,687	234,484
Janux Therapeutics, Inc. (A)	9,650	516,661
Keros Therapeutics, Inc. (A)	5,441	86,131
Kodiak Sciences, Inc. (A)	18,500	184,075
Krystal Biotech, Inc. (A)	5,031	788,156
Kymera Therapeutics, Inc. (A)	26,348	1,059,980
Kyverna Therapeutics, Inc. (A)	8,829	33,020
Legend Biotech Corp., ADR (A)	13,445	437,500
LENZ Therapeutics, Inc.	13,289	383,653
Lyell Immunopharma, Inc. (A)	123,925	79,312
MacroGenics, Inc. (A)	24,089	78,289
Madrigal Pharmaceuticals, Inc. (A)	3,043	938,979
Merus NV (A)	8,767	368,652
Monte Rosa Therapeutics, Inc. (A)	29,932	207,728
MoonLake Immunotherapeutics (A)	29,546	1,599,916
Natera, Inc. (A)	9,944	1,574,135
Neurocrine Biosciences, Inc. (A)	10,324	1,409,226
Neurogene, Inc. (A)	2,300	52,578
Nuvalent, Inc., Class A (A)	5,115	400,402
ORIC Pharmaceuticals, Inc. (A)	25,630	206,834
Oruka Therapeutics, Inc.	24,101	467,318
Praxis Precision Medicines, Inc. (A)	6,932	533,487
Prelude Therapeutics, Inc. (A)	17,428	22,221
Protagonist Therapeutics, Inc. (A)	20,348	785,433
Prothena Corp. PLC (A)	10,094	139,802
Regeneron Pharmaceuticals, Inc. (A)	6,109	4,351,624
Relay Therapeutics, Inc. (A)	40,081	165,134
Replimune Group, Inc. (A)	37,029	448,421
REVOLUTION Medicines, Inc. (A)	31,937	1,396,924
Rhythm Pharmaceuticals, Inc. (A)	6,625	370,868
Rocket Pharmaceuticals, Inc. (A)	23,535	295,835
Sage Therapeutics, Inc. (A)	8,974	48,729
Sana Biotechnology, Inc. (A)	54,773	89,280
Scholar Rock Holding Corp. (A)	40,306	1,742,025
Sensorion SA (A)	182,870	120,069
Soleno Therapeutics, Inc. (A)	8,750	393,313
SpringWorks Therapeutics, Inc. (A)	15,295	552,608
Spyre Therapeutics, Inc. (A)	9,720	226,282
Summit Therapeutics, Inc. (A)	94,143	1,679,982
Ultragenyx Pharmaceutical, Inc. (A)	12,450	523,772
United Therapeutics Corp. (A)	5,108	1,802,307
UroGen Pharma, Ltd. (A)	5,500	58,575
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vaxcyte, Inc. (A)	20,218	$1,655,045
Vera Therapeutics, Inc. (A)	22,680	959,137
Vertex Pharmaceuticals, Inc. (A)	14,246	5,736,864
Viridian Therapeutics, Inc. (A)	5,400	103,518
Voyager Therapeutics, Inc. (A)	15,964	90,516
Xencor, Inc. (A)	15,279	351,111
Zai Lab, Ltd., ADR (A)	35,437	928,095
Zentalis Pharmaceuticals, Inc. (A)	26,102	79,089
		86,062,436
Health care equipment and supplies – 18.5%
Becton, Dickinson and Company	13,164	2,986,517
Boston Scientific Corp. (A)	67,030	5,987,120
DexCom, Inc. (A)	10,207	793,798
Edwards Lifesciences Corp. (A)	17,985	1,331,430
Hologic, Inc. (A)	10,463	754,278
IDEXX Laboratories, Inc. (A)	2,336	965,796
Intuitive Surgical, Inc. (A)	26,367	13,762,519
Lantheus Holdings, Inc. (A)	4,342	388,435
Masimo Corp. (A)	3,609	596,568
Novocure, Ltd. (A)	25,659	764,638
Orchestra BioMed Holdings, Inc. (A)	13,354	53,416
Penumbra, Inc. (A)	11,039	2,621,542
PROCEPT BioRobotics Corp. (A)	9,391	756,163
Sonova Holding AG	4,515	1,476,449
Stryker Corp.	27,504	9,902,815
The Cooper Companies, Inc. (A)	6,338	582,652
		43,724,136
Health care providers and services – 14.0%
Alignment Healthcare, Inc. (A)	32,276	363,105
BrightSpring Health Services, Inc. (A)	41,337	703,969
Cardinal Health, Inc.	7,011	829,191
Cencora, Inc.	3,377	758,744
Centene Corp. (A)	13,158	797,112
Elevance Health, Inc.	12,048	4,444,507
Encompass Health Corp.	1,300	120,055
GeneDx Holdings Corp. (A)	918	70,557
HCA Healthcare, Inc.	5,972	1,792,496
Humana, Inc.	1,859	471,647
McKesson Corp.	1,335	760,830
Molina Healthcare, Inc. (A)	5,419	1,577,200
Quest Diagnostics, Inc.	6,132	925,074
Tenet Healthcare Corp. (A)	12,141	1,532,558
The Cigna Group	11,419	3,153,243
UnitedHealth Group, Inc.	29,009	14,674,493
		32,974,781
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	1,380	290,145
Life sciences tools and services – 10.5%
10X Genomics, Inc., Class A (A)	20,634	296,304
Agilent Technologies, Inc.	8,499	1,141,756
Bio-Techne Corp.	14,800	1,066,044
Bruker Corp.	6,177	362,096
Danaher Corp.	38,638	8,869,353
ICON PLC (A)	2,199	461,152
Pacific Biosciences of California, Inc. (A)	36,531	66,852
Repligen Corp. (A)	4,558	656,079
Revvity, Inc.	7,889	880,491
Thermo Fisher Scientific, Inc.	20,893	10,869,165
		24,669,292
Pharmaceuticals – 19.0%
Alto Neuroscience, Inc. (A)	11,405	48,243
Arvinas, Inc. (A)	12,282	235,446
AstraZeneca PLC, ADR	76,018	4,980,699

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Chugai Pharmaceutical Company, Ltd.	29,600	$1,304,802
Eli Lilly & Company	31,277	24,145,846
EyePoint Pharmaceuticals, Inc. (A)	11,686	87,061
MBX Biosciences, Inc. (A)	10,682	196,869
Merck & Company, Inc.	60,933	6,061,615
Novo Nordisk A/S, ADR	8,608	740,460
Ocular Therapeutix, Inc. (A)	14,200	121,268
Pharvaris NV (A)	9,988	191,470
Pliant Therapeutics, Inc. (A)	13,685	180,231
Rapport Therapeutics, Inc. (A)	19,872	352,529
Sanofi SA, ADR	50,603	2,440,583
Septerna, Inc. (A)	7,588	173,765
Structure Therapeutics, Inc., ADR (A)	11,077	300,408
Tarsus Pharmaceuticals, Inc. (A)	7,103	393,293
Teva Pharmaceutical Industries, Ltd., ADR (A)	26,278	579,167
Third Harmonic Bio, Inc. (A)	4,960	51,038
UCB SA	2,302	458,244
Verona Pharma PLC, ADR (A)	27,493	1,276,775
WaVe Life Sciences, Ltd. (A)	39,868	493,167
		44,812,979
		232,533,769
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	1,971	19,355
TOTAL COMMON STOCKS (Cost $203,334,519)		$233,509,754
PREFERRED SECURITIES – 0.3%
Health care – 0.3%
Life sciences tools and services – 0.3%
Sartorius AG	3,334	740,927
TOTAL PREFERRED SECURITIES (Cost $911,149)		$740,927
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030 (B)	$277,000	232,136
TOTAL CONVERTIBLE BONDS (Cost $277,000)		$232,136
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $379.50) (A)	4,862	778
REVOLUTION Medicines, Inc. (Expiration Date: 12-17-26; Strike Price: $11.50) (A)	4,502	728
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)(C)	2,050	207
TOTAL WARRANTS (Cost $29,139)		$1,713
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4156% (D)	1,001,474	1,001,474
T. Rowe Price Government Reserve Fund, 4.5067% (D)	74,156	74,156
TOTAL SHORT-TERM INVESTMENTS (Cost $1,075,630)		$1,075,630
Total Investments (Health Sciences Trust) (Cost $205,627,437) – 99.9%		$235,560,160
Other assets and liabilities, net – 0.1%		263,276
TOTAL NET ASSETS – 100.0%		$235,823,436
Health Sciences Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 12-31-24.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 99.0%
Australia - 4.5%
ANZ Group Holdings, Ltd.	105,475	$1,858,448
APA Group	46,121	198,558
Aristocrat Leisure, Ltd.	19,880	839,543
ASX, Ltd.	6,673	268,342
BHP Group, Ltd.	178,636	4,357,781
BlueScope Steel, Ltd.	15,384	177,887
Brambles, Ltd.	49,445	588,057
carsales.com, Ltd.	12,240	272,387
Cochlear, Ltd.	2,361	422,804
Coles Group, Ltd.	47,179	550,746
Commonwealth Bank of Australia	58,959	5,578,770
Computershare, Ltd.	18,728	393,409
CSL, Ltd.	17,022	2,969,501
Endeavour Group, Ltd.	52,840	137,078
Fortescue, Ltd.	59,389	668,753
Goodman Group	59,945	1,317,708
Insurance Australia Group, Ltd.	88,042	460,479
Macquarie Group, Ltd.	12,829	1,754,532
Medibank Private, Ltd.	99,625	233,511
Mineral Resources, Ltd.	6,161	130,027
Mirvac Group	141,329	163,448
MMG, Ltd. (A)	151,200	49,222
National Australia Bank, Ltd.	107,887	2,471,941
Northern Star Resources, Ltd.	39,419	374,527
Orica, Ltd.	16,904	173,290
Origin Energy, Ltd.	60,705	408,913
Pro Medicus, Ltd.	2,023	312,498
Qantas Airways, Ltd. (A)	31,854	176,341
QBE Insurance Group, Ltd.	52,392	622,200
Ramsay Health Care, Ltd.	6,861	146,408
REA Group, Ltd.	1,952	280,822
Reece, Ltd.	7,679	106,081
Rio Tinto, Ltd.	13,019	944,045
Santos, Ltd.	113,901	471,652
Scentre Group	178,901	378,706
SEEK, Ltd.	11,910	165,741
SGH, Ltd.	6,916	196,742
Sonic Healthcare, Ltd.	16,282	271,565
South32, Ltd.	112,851	236,714
South32, Ltd. (London Stock Exchange)	48,980	102,829
Stockland	87,409	259,259
Suncorp Group, Ltd.	44,815	526,523
Telstra Group, Ltd.	142,830	353,976
The GPT Group	71,628	192,958
The Lottery Corp., Ltd.	82,609	251,963
Transurban Group	108,310	895,183
Treasury Wine Estates, Ltd.	29,128	204,033
Vicinity, Ltd.	148,057	191,886
Washington H. Soul Pattinson & Company, Ltd.	8,229	173,945

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Wesfarmers, Ltd.	39,797	$1,758,133
Westpac Banking Corp.	120,668	2,408,652
WiseTech Global, Ltd.	5,743	428,733
Woodside Energy Group, Ltd.	66,590	1,031,142
Woolworths Group, Ltd.	42,842	807,601
		40,715,993
Austria - 0.1%
Erste Group Bank AG	12,059	746,406
OMV AG	5,543	214,967
Verbund AG	2,442	176,959
		1,138,332
Belgium - 0.5%
Ageas SA/NV	5,462	265,564
Anheuser-Busch InBev SA/NV	31,652	1,584,626
D'ieteren Group	850	141,396
Elia Group SA/NV	1,148	88,330
Groupe Bruxelles Lambert NV	3,220	220,170
KBC Group NV	8,042	620,918
Lotus Bakeries NV	14	156,704
Sofina SA	537	121,217
Syensqo SA	2,508	183,159
UCB SA	4,453	886,432
Warehouses De Pauw CVA	6,048	118,893
		4,387,409
Brazil - 0.9%
Ambev SA	165,730	315,134
B3 SA - Brasil Bolsa Balcao	196,921	327,217
Banco Bradesco SA	56,324	97,177
Banco BTG Pactual SA	40,604	178,615
Banco do Brasil SA	60,326	233,926
BB Seguridade Participacoes SA	24,400	143,052
BRF SA	20,700	84,336
Caixa Seguridade Participacoes SA	20,700	47,714
CCR SA	40,100	65,985
Centrais Eletricas Brasileiras SA	42,847	241,337
Centrais Eletricas Brasileiras SA, ADR	1,429	9,117
Cia de Saneamento Basico do Estado de Sao Paulo	12,170	174,083
Cia Siderurgica Nacional SA	10,900	15,589
Cia Siderurgica Nacional SA, ADR	11,800	16,992
Cosan SA	40,344	53,976
CPFL Energia SA	7,900	40,388
Embraer SA (A)	24,600	225,617
Energisa SA	8,850	52,193
Engie Brasil Energia SA	7,275	41,756
Equatorial Energia SA	39,992	177,204
Hapvida Participacoes e Investimentos SA (A)(B)	167,399	60,421
Hypera SA	14,108	41,262
JBS SA	27,373	161,582
Klabin SA	26,400	99,147
Localiza Rent a Car SA	32,451	169,024
Natura & Company Holding SA	31,629	65,270
NU Holdings, Ltd., Class A (A)	103,900	1,076,404
Petroleo Brasileiro SA	130,529	840,901
PRIO SA (A)	27,700	181,570
Raia Drogasil SA	44,036	156,746
Rede D'Or Sao Luiz SA (B)	19,600	80,630
Rumo SA	45,451	131,214
StoneCo, Ltd., Class A (A)	8,800	70,136
Suzano SA	24,163	243,035
Suzano SA, ADR	3,164	32,020
Telefonica Brasil SA	9,652	73,572
Telefonica Brasil SA, ADR	6,017	45,428
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
TIM SA	28,020	$66,047
TOTVS SA	17,746	76,907
Ultrapar Participacoes SA	25,400	65,993
Vale SA	119,350	1,055,489
Vibra Energia SA	35,500	102,409
WEG SA	58,916	502,719
XP, Inc., Class A	13,000	154,050
		8,093,384
Canada - 8.1%
Agnico Eagle Mines, Ltd.	17,835	1,395,335
Air Canada (A)	7,300	113,046
Alimentation Couche-Tard, Inc.	27,000	1,497,402
AltaGas, Ltd.	10,300	239,900
ARC Resources, Ltd.	20,700	375,421
Bank of Montreal	25,577	2,483,057
Barrick Gold Corp.	43,777	678,834
Barrick Gold Corp. (London Stock Exchange)	18,057	283,041
BCE, Inc.	2,924	67,778
Brookfield Asset Management, Ltd., Class A	12,268	665,354
Brookfield Corp. (A)	47,772	2,745,781
Brookfield Renewable Corp.	5,150	142,521
CAE, Inc. (A)	12,000	304,706
Cameco Corp.	15,100	776,403
Canadian Apartment Properties REIT	3,400	100,833
Canadian Imperial Bank of Commerce	33,057	2,091,115
Canadian National Railway Company	18,800	1,909,100
Canadian Natural Resources, Ltd.	74,220	2,291,477
Canadian Pacific Kansas City, Ltd.	32,800	2,374,917
Canadian Tire Corp., Ltd., Class A	1,800	189,360
Canadian Utilities, Ltd., Class A	4,600	111,524
CCL Industries, Inc., Class B	5,400	277,804
Cenovus Energy, Inc.	49,502	750,390
CGI, Inc.	7,200	787,795
Constellation Software, Inc.	700	2,164,553
Dollarama, Inc.	9,900	966,136
Element Fleet Management Corp.	13,500	272,921
Emera, Inc.	10,000	373,787
Empire Company, Ltd., Class A	4,900	149,613
Enbridge, Inc.	74,900	3,178,997
Fairfax Financial Holdings, Ltd.	719	1,000,383
First Quantum Minerals, Ltd. (A)	24,554	316,523
FirstService Corp.	1,500	271,721
Fortis, Inc.	18,004	748,116
Franco-Nevada Corp.	6,798	798,858
George Weston, Ltd.	2,099	326,419
GFL Environmental, Inc.	7,900	352,174
Gildan Activewear, Inc.	5,000	235,313
Great-West Lifeco, Inc.	9,900	328,313
Hydro One, Ltd. (B)	11,900	366,491
iA Financial Corp., Inc.	3,500	324,617
IGM Financial, Inc.	3,000	95,816
Imperial Oil, Ltd.	6,630	408,607
Intact Financial Corp.	6,300	1,147,100
Ivanhoe Mines, Ltd., Class A (A)	23,800	282,464
Keyera Corp.	8,500	259,946
Kinross Gold Corp.	45,229	420,054
Loblaw Companies, Ltd.	5,540	729,070
Lundin Mining Corp.	23,200	199,648
Magna International, Inc.	9,500	397,064
Manulife Financial Corp. (C)	61,700	1,895,490
MEG Energy Corp.	9,800	160,896
Metro, Inc.	7,957	499,025
National Bank of Canada	11,900	1,084,821

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Nutrien, Ltd.	17,390	$778,131
Onex Corp.	2,200	171,843
Open Text Corp.	9,700	274,511
Pan American Silver Corp.	12,800	258,947
Parkland Corp.	5,416	122,491
Pembina Pipeline Corp.	20,398	753,653
Power Corp. of Canada	20,512	639,854
Quebecor, Inc., Class B	6,400	140,248
Restaurant Brands International, Inc.	10,546	687,366
Rogers Communications, Inc., Class B	12,862	395,403
Royal Bank of Canada	49,548	5,974,232
Saputo, Inc.	9,100	158,203
Shopify, Inc., Class A (A)	42,500	4,523,340
Stantec, Inc.	4,000	313,834
Sun Life Financial, Inc.	20,500	1,217,208
Suncor Energy, Inc.	44,235	1,578,975
TC Energy Corp.	36,346	1,693,846
Teck Resources, Ltd., Class B	16,161	655,232
TELUS Corp.	17,317	234,797
TFI International, Inc.	2,800	378,359
The Bank of Nova Scotia	43,083	2,313,525
The Descartes Systems Group, Inc. (A)	2,900	329,653
The Toronto-Dominion Bank	61,184	3,257,443
Thomson Reuters Corp.	5,554	891,839
TMX Group, Ltd.	10,000	308,046
Toromont Industries, Ltd.	3,200	252,981
Tourmaline Oil Corp.	11,800	546,061
West Fraser Timber Company, Ltd.	2,100	181,958
Wheaton Precious Metals Corp.	15,870	893,277
WSP Global, Inc.	4,400	774,305
		73,107,391
Chile - 0.2%
Antofagasta PLC	13,585	269,111
Banco de Chile	1,538,226	174,826
Banco de Credito e Inversiones SA	2,615	72,543
Banco Santander Chile, ADR	5,508	103,881
Cencosud SA	42,702	94,422
Empresas CMPC SA	38,455	60,351
Empresas COPEC SA	13,196	80,716
Enel Americas SA	726,053	63,774
Enel Chile SA, ADR	18,222	52,479
Falabella SA (A)	29,974	105,889
Latam Airlines Group SA	6,198,376	85,550
Sociedad Quimica y Minera de Chile SA, ADR (D)	4,430	161,075
		1,324,617
China - 7.4%
360 Security Technology, Inc., Class A	14,500	20,560
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	10,070
AAC Technologies Holdings, Inc.	27,342	131,120
Advanced Micro-Fabrication Equipment, Inc., Class A	1,253	32,446
AECC Aviation Power Company, Ltd., Class A	5,500	31,214
Agricultural Bank of China, Ltd., Class A	165,700	121,225
Agricultural Bank of China, Ltd., H Shares	1,000,000	567,519
Aier Eye Hospital Group Company, Ltd., Class A	19,585	35,547
Air China, Ltd., Class A (A)	23,600	25,578
Akeso, Inc. (A)(B)	21,000	163,433
Alibaba Group Holding, Ltd.	561,200	5,939,387
Alibaba Group Holding, Ltd., ADR	1,300	110,227
Aluminum Corp. of China, Ltd., A Shares	29,100	29,298
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Aluminum Corp. of China, Ltd., H Shares	131,220	$75,264
Angel Yeast Company, Ltd., Class A	1,800	8,891
Anhui Conch Cement Company, Ltd., Class A	8,900	29,003
Anhui Conch Cement Company, Ltd., H Shares	44,290	112,751
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	51,919
Anhui Gujing Distillery Company, Ltd., Class A	900	21,377
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	4,500	23,057
Anhui Yingjia Distillery Company, Ltd., Class A	1,400	10,346
Anker Innovations Technology Company, Ltd., Class A	1,040	13,911
ANTA Sports Products, Ltd.	44,200	436,533
Asymchem Laboratories Tianjin Company, Ltd., Class A	700	7,298
Autobio Diagnostics Company, Ltd., Class A	1,200	7,173
Autohome, Inc., ADR	2,600	67,470
Avary Holding Shenzhen Company, Ltd., Class A	4,000	19,973
AviChina Industry & Technology Company, Ltd., H Shares	72,000	35,519
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	11,600	12,680
Baidu, Inc., Class A (A)	80,300	846,893
Bank of Beijing Company, Ltd., Class A	47,000	39,604
Bank of Changsha Company, Ltd., Class A	8,400	10,231
Bank of Chengdu Company, Ltd., Class A	7,700	18,050
Bank of China, Ltd., Class A	78,100	58,958
Bank of China, Ltd., H Shares	2,494,563	1,269,386
Bank of Communications Company, Ltd., Class A	87,300	92,937
Bank of Communications Company, Ltd., H Shares	308,527	252,863
Bank of Hangzhou Company, Ltd., Class A	11,400	22,822
Bank of Jiangsu Company, Ltd., Class A	33,410	44,950
Bank of Nanjing Company, Ltd., Class A	21,500	31,368
Bank of Ningbo Company, Ltd., Class A	13,750	45,801
Bank of Shanghai Company, Ltd., Class A	31,610	39,623
Baoshan Iron & Steel Company, Ltd., Class A	41,300	39,594
Beijing Kingsoft Office Software, Inc., Class A	935	36,636
Beijing New Building Materials PLC, Class A	3,500	14,537
Beijing Roborock Technology Company, Ltd., Class A	382	11,473
Beijing Tiantan Biological Products Corp., Ltd., Class A	4,080	11,456
Beijing Tongrentang Company, Ltd., Class A	2,800	15,575
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,800	17,373
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	100,700	84,991
Bethel Automotive Safety Systems Company, Ltd., Class A	1,260	7,681
Bilibili, Inc., Class Z (A)	7,960	144,063
Bloomage Biotechnology Corp., Ltd., Class A	1,000	6,998

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BOC International China Company, Ltd., Class A	5,800	$8,867
BOE Technology Group Company, Ltd., Class A	75,300	45,289
BYD Company, Ltd., Class A	4,000	154,716
BYD Company, Ltd., H Shares	36,605	1,245,051
BYD Electronic International Company, Ltd.	26,500	141,934
Caitong Securities Company, Ltd., Class A	9,600	10,745
Cambricon Technologies Corp., Ltd., Class A (A)	844	75,949
Cathay Biotech, Inc., Class A	1,211	6,437
CGN Power Company, Ltd., Class A	32,300	18,270
CGN Power Company, Ltd., H Shares (B)	364,000	132,983
Changchun High & New Technology Industry Group, Inc., Class A	800	10,897
Changjiang Securities Company, Ltd., Class A	11,500	10,745
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	600	10,960
Chaozhou Three-Circle Group Company, Ltd., Class A	3,900	20,575
China CITIC Bank Corp., Ltd., H Shares	310,800	214,383
China Coal Energy Company, Ltd., H Shares	70,000	83,550
China Communications Services Corp., Ltd., H Shares	129,600	75,677
China Construction Bank Corp., Class A	15,400	18,547
China Construction Bank Corp., H Shares	3,372,914	2,794,375
China CSSC Holdings, Ltd., Class A	9,100	44,817
China Eastern Airlines Corp., Ltd., Class A (A)	35,500	19,454
China Energy Engineering Corp., Ltd., Class A	65,700	20,610
China Everbright Bank Company, Ltd., Class A	88,600	46,974
China Everbright Bank Company, Ltd., H Shares	120,000	46,467
China Feihe, Ltd. (B)	119,000	82,803
China Galaxy Securities Company, Ltd., Class A	9,000	18,782
China Galaxy Securities Company, Ltd., H Shares	129,500	117,003
China Great Wall Securities Company, Ltd., Class A	8,400	9,437
China Greatwall Technology Group Company, Ltd., Class A (A)	6,500	12,968
China Hongqiao Group, Ltd.	100,000	150,079
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., Class A	4,000	18,465
China International Capital Corp., Ltd., H Shares (B)	52,000	84,429
China Jushi Company, Ltd., Class A	8,100	12,640
China Life Insurance Company, Ltd., Class A	4,500	25,845
China Life Insurance Company, Ltd., H Shares	255,624	478,435
China Literature, Ltd. (A)(B)	14,000	45,006
China Longyuan Power Group Corp., Ltd., H Shares	114,000	94,044
China Mengniu Dairy Company, Ltd.	108,004	241,618
China Merchants Bank Company, Ltd., Class A	45,900	247,127
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Bank Company, Ltd., H Shares	136,823	$698,397
China Merchants Energy Shipping Company, Ltd., Class A	16,500	14,488
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	6,500	12,422
China Merchants Securities Company, Ltd., Class A	16,510	43,336
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	24,709
China Minsheng Banking Corp., Ltd., Class A	78,880	44,626
China Minsheng Banking Corp., Ltd., H Shares	230,496	101,725
China National Building Material Company, Ltd., H Shares	138,000	62,354
China National Chemical Engineering Company, Ltd., Class A	12,700	14,424
China National Nuclear Power Company, Ltd., Class A	38,300	54,709
China National Software & Service Company, Ltd., Class A (A)	1,800	11,507
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	7,300	21,220
China Oilfield Services, Ltd., H Shares	56,000	50,542
China Pacific Insurance Group Company, Ltd., Class A	14,000	65,370
China Pacific Insurance Group Company, Ltd., H Shares	94,100	302,729
China Petroleum & Chemical Corp., Class A	56,700	51,886
China Petroleum & Chemical Corp., H Shares	873,361	498,265
China Railway Group, Ltd., Class A	42,700	37,384
China Railway Group, Ltd., H Shares	144,000	72,961
China Railway Signal & Communication Corp., Ltd., Class A	14,917	12,795
China Rare Earth Resources and Technology Company, Ltd., Class A	2,200	8,454
China Resources Microelectronics, Ltd., Class A	2,675	17,287
China Resources Mixc Lifestyle Services, Ltd. (B)	23,400	86,485
China Resources Pharmaceutical Group, Ltd. (B)	53,000	38,773
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	2,600	15,798
China Shenhua Energy Company, Ltd., Class A	13,400	79,819
China Shenhua Energy Company, Ltd., H Shares	117,000	504,716
China Southern Airlines Company, Ltd., Class A (A)	23,300	20,719
China State Construction Engineering Corp., Ltd., Class A	93,340	76,725
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	35,143
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	39,470
China Tower Corp., Ltd., H Shares (B)	1,496,000	214,849
China United Network Communications, Ltd., Class A	64,400	46,844
China Vanke Company, Ltd., Class A (A)	21,600	21,505
China Vanke Company, Ltd., H Shares (A)	74,500	50,402

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China XD Electric Company, Ltd., Class A	10,600	$11,020
China Yangtze Power Company, Ltd., Class A	48,900	197,995
China Zheshang Bank Company, Ltd., Class A	43,700	17,420
Chongqing Brewery Company, Ltd., Class A	1,000	8,634
Chongqing Changan Automobile Company, Ltd., Class A	16,800	30,673
Chongqing Rural Commercial Bank Company, Ltd., Class A	18,400	15,254
Chongqing Zhifei Biological Products Company, Ltd., Class A	4,650	16,749
Citic Pacific Special Steel Group Company, Ltd., Class A	7,100	11,098
CITIC Securities Company, Ltd., Class A	25,185	100,666
CITIC Securities Company, Ltd., H Shares	61,825	168,159
CITIC, Ltd.	207,967	244,089
CMOC Group, Ltd., Class A	28,400	25,867
CMOC Group, Ltd., H Shares	129,000	86,516
CNGR Advanced Material Company, Ltd., Class A	1,960	9,693
CNPC Capital Company, Ltd., Class A	17,300	16,334
Contemporary Amperex Technology Company, Ltd., Class A	9,320	339,720
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	7,200	11,445
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	44,000	35,134
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	55,205
COSCO SHIPPING Holdings Company, Ltd., H Shares	101,600	166,331
CRRC Corp., Ltd., Class A	49,300	56,596
CRRC Corp., Ltd., H Shares	145,000	93,241
CSC Financial Company, Ltd., Class A	9,000	31,750
CSPC Innovation Pharmaceutical Company, Ltd., Class A	2,880	10,493
CSPC Pharmaceutical Group, Ltd.	303,120	184,782
Daqin Railway Company, Ltd., Class A	30,700	28,521
Dong-E-E-Jiao Company, Ltd., Class A	1,300	11,171
Dongfang Electric Corp., Ltd., Class A	5,800	12,622
East Money Information Company, Ltd., Class A	30,896	109,310
Eastroc Beverage Group Company, Ltd., Class A	650	22,127
Ecovacs Robotics Company, Ltd., Class A	2,300	14,804
Empyrean Technology Company, Ltd., Class A	800	13,265
ENN Energy Holdings, Ltd.	27,900	198,251
ENN Natural Gas Company, Ltd., Class A	5,400	16,035
Eoptolink Technology, Inc., Ltd., Class A	1,500	23,566
Eve Energy Company, Ltd., Class A	4,181	26,768
Everbright Securities Company, Ltd., Class A	8,700	21,583
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	23,977	7,621
Flat Glass Group Company, Ltd., Class A	3,300	8,904
Focus Media Information Technology Company, Ltd., Class A	32,700	31,499
Foshan Haitian Flavouring & Food Company, Ltd., Class A	10,296	64,745
Fosun International, Ltd.	85,000	49,504
Founder Securities Company, Ltd., Class A	16,700	19,053
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Foxconn Industrial Internet Company, Ltd., Class A	27,100	$79,217
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	38,470
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	20,800	149,361
GalaxyCore, Inc., Class A	3,600	6,626
Ganfeng Lithium Group Company, Ltd., Class A	3,360	16,113
GD Power Development Company, Ltd., Class A	36,100	22,646
GEM Company, Ltd., Class A	10,700	9,572
Genscript Biotech Corp. (A)	40,000	50,301
GF Securities Company, Ltd., Class A	13,200	29,312
Giant Biogene Holding Company, Ltd. (B)	10,200	65,131
GigaDevice Semiconductor, Inc., Class A (A)	1,372	20,060
GoerTek, Inc., Class A	5,200	18,373
Goldwind Science & Technology Company, Ltd., Class A	7,700	10,899
Goneo Group Company, Ltd., Class A	1,305	12,558
Gotion High-tech Company, Ltd., Class A	3,700	10,751
Great Wall Motor Company, Ltd., Class A	5,000	18,016
Great Wall Motor Company, Ltd., H Shares	81,500	142,030
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,700	35,495
GRG Banking Equipment Company, Ltd., Class A	5,200	8,302
Guangdong Haid Group Company, Ltd., Class A	3,500	23,518
Guanghui Energy Company, Ltd., Class A	13,500	12,444
Guangzhou Automobile Group Company, Ltd., Class A	10,000	12,773
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	8,956
Guangzhou Haige Communications Group, Inc. Company, Class A	5,200	7,823
Guangzhou Tinci Materials Technology Company, Ltd., Class A	3,900	10,536
Guosen Securities Company, Ltd., Class A	13,300	20,404
Guotai Junan Securities Company, Ltd., Class A	16,700	42,679
Guoyuan Securities Company, Ltd., Class A	9,100	10,422
H World Group, Ltd., ADR	7,100	234,513
Haidilao International Holding, Ltd. (B)	56,000	113,054
Haier Smart Home Company, Ltd., Class A	13,600	53,043
Haier Smart Home Company, Ltd., H Shares	83,800	292,811
Hainan Airlines Holding Company, Ltd., Class A (A)	87,600	20,410
Hainan Airport Infrastructure Company, Ltd., Class A (A)	23,700	12,272
Haitian International Holdings, Ltd.	21,000	56,740
Haitong Securities Company, Ltd., Class A	18,000	27,414
Haitong Securities Company, Ltd., H Shares	113,200	99,161
Hangzhou First Applied Material Company, Ltd., Class A	7,683	15,577
Hangzhou Silan Microelectronics Company, Ltd., Class A (A)	2,600	9,258
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	12,719

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hansoh Pharmaceutical Group Company, Ltd. (B)	40,000	$88,561
Hebei Yangyuan Zhihui Beverage Company, Ltd., Class A	2,600	8,136
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	4,700	10,881
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,200	25,609
Hengan International Group Company, Ltd.	25,000	72,161
Hengli Petrochemical Company, Ltd., Class A	14,600	30,704
Hengtong Optic-electric Company, Ltd., Class A	5,100	12,029
Hisense Home Appliances Group Company, Ltd., H Shares	12,000	37,745
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	35,453
HLA Group Corp., Ltd., Class A	9,100	9,351
Hoshine Silicon Industry Company, Ltd., Class A	1,600	12,180
Hua Hong Semiconductor, Ltd. (B)	20,000	55,337
Huadian Power International Corp., Ltd., Class A	17,700	13,606
Huadong Medicine Company, Ltd., Class A	2,800	13,274
Huafon Chemical Company, Ltd., Class A	10,300	11,541
Huagong Tech Company, Ltd., Class A	2,100	12,443
Huaibei Mining Holdings Company, Ltd., Class A	5,200	10,021
Hualan Biological Engineering, Inc., Class A	4,030	9,302
Huaneng Power International, Inc., Class A	18,600	17,251
Huaneng Power International, Inc., H Shares	149,436	82,066
Huatai Securities Company, Ltd., Class A	16,400	39,523
Huatai Securities Company, Ltd., H Shares (B)	48,800	81,327
Huaxia Bank Company, Ltd., Class A	28,500	31,274
Huayu Automotive Systems Company, Ltd., Class A	5,100	12,272
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	1,900	7,569
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,100	16,552
Humanwell Healthcare Group Company, Ltd., Class A	3,400	10,889
Hunan Valin Steel Company, Ltd., Class A	14,300	8,186
Hundsun Technologies, Inc., Class A	3,075	11,789
Hwatsing Technology Company, Ltd., Class A	491	10,961
Hygon Information Technology Company, Ltd., Class A	3,973	81,426
IEIT Systems Company, Ltd., Class A	3,248	23,007
Iflytek Company, Ltd., Class A	4,700	31,099
Imeik Technology Development Company, Ltd., Class A	560	14,006
Industrial & Commercial Bank of China, Ltd., Class A	120,000	113,776
Industrial & Commercial Bank of China, Ltd., H Shares	2,432,735	1,621,863
Industrial Bank Company, Ltd., Class A	46,200	121,262
Industrial Securities Company, Ltd., Class A	14,900	12,777
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ingenic Semiconductor Company, Ltd., Class A	2,800	$26,138
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	94,300	24,018
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	4,700	12,609
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	17,500	12,611
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	56,249
Inner Mongolia Yitai Coal Company, Ltd., Class B	36,400	75,059
Innovent Biologics, Inc. (A)(B)	42,000	196,495
Isoftstone Information Technology Group Company, Ltd., Class A	2,000	16,075
JA Solar Technology Company, Ltd., Class A	6,272	11,825
JCET Group Company, Ltd., Class A	3,600	20,128
JD Health International, Inc. (A)(B)	38,200	136,465
JD Logistics, Inc. (A)(B)	67,000	109,192
JD.com, Inc., Class A	86,723	1,505,790
Jiangsu Eastern Shenghong Company, Ltd., Class A	13,400	15,071
Jiangsu Expressway Company, Ltd., H Shares	41,145	45,449
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	21,401
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	14,198	89,308
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	17,355
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	38,913
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	2,100	10,498
Jiangsu Zhongtian Technology Company, Ltd., Class A	7,100	13,920
Jiangxi Copper Company, Ltd., Class A	4,300	12,159
Jiangxi Copper Company, Ltd., H Shares	39,075	62,258
Jinduicheng Molybdenum Company, Ltd., Class A	6,700	9,230
Jinko Solar Company, Ltd., Class A	13,511	13,181
Jointown Pharmaceutical Group Company, Ltd., Class A	10,449	7,329
Juneyao Airlines Company, Ltd., Class A	4,600	8,634
Kanzhun, Ltd., ADR (A)	9,300	128,340
KE Holdings, Inc., ADR	23,000	423,660
Kingdee International Software Group Company, Ltd. (A)	101,000	109,756
Kingsoft Corp., Ltd.	32,800	140,840
Kuaishou Technology (A)(B)	94,000	493,083
Kuang-Chi Technologies Company, Ltd., Class A	4,500	29,407
Kunlun Tech Company, Ltd., Class A	2,500	13,172
Kweichow Moutai Company, Ltd., Class A	2,700	563,735
LB Group Company, Ltd., Class A	5,000	12,104
Lenovo Group, Ltd.	277,436	356,661
Lens Technology Company, Ltd., Class A	7,300	21,881
Li Auto, Inc., Class A (A)	43,500	519,590
Li Ning Company, Ltd.	80,500	168,198
Liaoning Port Company, Ltd., Class A	39,100	9,269
Lingyi iTech Guangdong Company, Class A	12,700	13,903
Longfor Group Holdings, Ltd. (B)	65,779	83,422

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
LONGi Green Energy Technology Company, Ltd., Class A	15,064	$32,445
Luxshare Precision Industry Company, Ltd., Class A	15,495	86,446
Luzhou Laojiao Company, Ltd., Class A	3,300	56,600
Mango Excellent Media Company, Ltd., Class A	3,300	12,156
Maxscend Microelectronics Company, Ltd., Class A	1,440	17,682
Meihua Holdings Group Company, Ltd., Class A	6,100	8,383
Meituan, Class B (A)(B)	173,800	3,379,258
Metallurgical Corp. of China, Ltd., Class A	28,700	12,975
Midea Group Company, Ltd. (A)	10,300	99,126
Midea Group Company, Ltd., Class A	7,300	75,210
MINISO Group Holding, Ltd., ADR (D)	3,276	78,264
Montage Technology Company, Ltd., Class A	2,305	21,415
Muyuan Foods Company, Ltd., Class A	11,382	59,944
Nanjing Securities Company, Ltd., Class A	7,700	9,137
NARI Technology Company, Ltd., Class A	17,798	61,506
National Silicon Industry Group Company, Ltd., Class A	5,536	14,262
NAURA Technology Group Company, Ltd., Class A	1,100	58,870
NetEase, Inc.	67,900	1,208,608
New China Life Insurance Company, Ltd., Class A	4,600	31,336
New China Life Insurance Company, Ltd., H Shares	29,500	88,944
New Hope Liuhe Company, Ltd., Class A (A)	6,800	8,364
New Oriental Education & Technology Group, Inc.	52,500	334,846
Ninestar Corp., Class A (A)	2,900	11,186
Ningbo Deye Technology Company, Ltd., Class A	1,260	14,640
Ningbo Sanxing Medical Electric Company, Ltd., Class A	2,900	12,223
Ningbo Tuopu Group Company, Ltd., Class A	3,190	21,246
Ningxia Baofeng Energy Group Company, Ltd., Class A	14,900	34,370
NIO, Inc., Class A (A)	46,800	205,225
Nongfu Spring Company, Ltd., H Shares (B)	71,000	306,902
Oppein Home Group, Inc., Class A	1,100	10,392
Orient Securities Company, Ltd., Class A	12,288	17,778
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	19,300	7,613
PetroChina Company, Ltd., Class A	44,800	54,967
PetroChina Company, Ltd., H Shares	742,261	580,710
Pharmaron Beijing Company, Ltd., Class A	3,000	10,563
PICC Property & Casualty Company, Ltd., H Shares	252,363	396,917
Ping An Bank Company, Ltd., Class A	38,200	61,235
Ping An Insurance Group Company of China, Ltd., Class A	24,100	173,886
Ping An Insurance Group Company of China, Ltd., H Shares	235,290	1,381,001
Piotech, Inc., Class A	568	11,949
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	32,188
Pop Mart International Group, Ltd. (B)	19,200	219,531
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Postal Savings Bank of China Company, Ltd., Class A	58,900	$45,835
Postal Savings Bank of China Company, Ltd., H Shares (B)	280,000	164,358
Power Construction Corp. of China, Ltd., Class A	35,800	26,779
Qifu Technology, Inc., ADR	3,800	145,844
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	11,000	24,803
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,000	21,333
Rongsheng Petrochemical Company, Ltd., Class A	21,050	26,095
SAIC Motor Corp., Ltd., Class A	17,300	49,079
Sailun Group Company, Ltd., Class A	6,500	12,744
Sanan Optoelectronics Company, Ltd., Class A	10,100	16,830
Sany Heavy Industry Company, Ltd., Class A	18,600	41,991
Satellite Chemical Company, Ltd., Class A	6,800	17,503
SDIC Capital Company, Ltd., Class A	13,300	13,705
SDIC Power Holdings Company, Ltd., Class A	15,100	34,394
Seres Group Company, Ltd., Class A	3,100	56,563
SF Holding Company, Ltd., Class A	10,100	55,774
SG Micro Corp., Class A	1,000	11,194
Shaanxi Coal Industry Company, Ltd., Class A	19,600	62,435
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	7,500	7,284
Shandong Gold Mining Company, Ltd., Class A	5,880	18,232
Shandong Gold Mining Company, Ltd., H Shares (B)	21,500	34,621
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	4,300	12,731
Shandong Linglong Tyre Company, Ltd., Class A	3,100	7,651
Shandong Nanshan Aluminum Company, Ltd., Class A	24,300	13,015
Shandong Sun Paper Industry JSC, Ltd., Class A	5,800	11,813
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	47,376
Shanghai Baosight Software Company, Ltd., Class A	4,320	17,306
Shanghai Baosight Software Company, Ltd., Class B	32,947	52,884
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	425	11,308
Shanghai Electric Group Company, Ltd., Class A (A)	25,600	28,418
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	10,894
Shanghai International Airport Company, Ltd., Class A	1,600	7,486
Shanghai M&G Stationery, Inc., Class A	2,000	8,291
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	5,600	16,115
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	50,415
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	92,075
Shanghai Putailai New Energy Technology Company, Ltd., Class A	4,100	8,934

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai RAAS Blood Products Company, Ltd., Class A	13,800	$13,720
Shanghai Rural Commercial Bank Company, Ltd., Class A	19,500	22,732
Shanghai United Imaging Healthcare Company, Ltd., Class A	1,689	29,259
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	3,200	11,761
Shanjin International Gold Company, Ltd., Class A	5,800	12,219
Shanxi Coal International Energy Group Company, Ltd., Class A	4,100	6,644
Shanxi Coking Coal Energy Group Company, Ltd., Class A	11,600	13,094
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	6,100	11,998
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	2,460	62,094
Shenergy Company, Ltd., Class A	10,200	13,263
Shengyi Technology Company, Ltd., Class A	5,100	16,787
Shennan Circuits Company, Ltd., Class A	1,120	19,143
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	26,530
Shenzhen Capchem Technology Company, Ltd., Class A	1,600	8,206
Shenzhen Energy Group Company, Ltd., Class A	9,900	8,788
Shenzhen Goodix Technology Company, Ltd., Class A	1,000	11,023
Shenzhen Inovance Technology Company, Ltd., Class A	5,550	44,537
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	87,320
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	1,600	15,535
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	2,300	9,745
Shenzhen Transsion Holdings Company, Ltd., Class A	2,280	29,653
Shenzhou International Group Holdings, Ltd.	28,300	223,203
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	3,500	7,677
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	23,160
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	3,100	12,714
Sichuan Road and Bridge Group Company, Ltd., Class A	14,700	14,658
Sieyuan Electric Company, Ltd., Class A	1,600	15,933
Silergy Corp.	11,000	135,019
Sinolink Securities Company, Ltd., Class A	7,700	9,210
Sinoma International Engineering Company, Class A	5,500	7,141
Sinopharm Group Company, Ltd., H Shares	46,400	126,556
Sinotruk Hong Kong, Ltd.	23,500	68,702
Smoore International Holdings, Ltd. (B)	62,000	105,426
SooChow Securities Company, Ltd., Class A	10,400	11,116
Spring Airlines Company, Ltd., Class A	2,000	15,807
Sungrow Power Supply Company, Ltd., Class A	4,200	42,494
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sunny Optical Technology Group Company, Ltd.	24,400	$214,065
SUPCON Technology Company, Ltd., Class A	1,640	11,155
Suzhou Maxwell Technologies Company, Ltd., Class A	600	8,644
Suzhou TFC Optical Communication Company, Ltd., Class A	1,120	13,920
TAL Education Group, ADR (A)	14,900	149,298
TBEA Company, Ltd., Class A	10,200	17,803
TCL Technology Group Corp., Class A	38,980	26,862
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	8,250	10,036
Tencent Holdings, Ltd.	228,000	12,169,005
Tencent Music Entertainment Group, ADR	26,000	295,100
The People's Insurance Company Group of China, Ltd., Class A	19,200	20,049
The People's Insurance Company Group of China, Ltd., H Shares	302,000	149,636
Tianqi Lithium Corp., Class A	3,000	13,554
Tingyi Cayman Islands Holding Corp.	76,000	98,671
Tongcheng Travel Holdings, Ltd.	41,600	96,713
TongFu Microelectronics Company, Ltd., Class A	3,100	12,531
Tongkun Group Company, Ltd., Class A	5,000	8,083
Tongling Nonferrous Metals Group Company, Ltd., Class A	26,300	11,633
Tongwei Company, Ltd., Class A	9,300	28,203
TravelSky Technology, Ltd., H Shares	31,000	41,185
Trina Solar Company, Ltd., Class A	4,405	11,660
Tsingtao Brewery Company, Ltd., Class A	1,400	15,519
Tsingtao Brewery Company, Ltd., H Shares	22,000	160,149
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,679	14,792
Unisplendour Corp., Ltd., Class A	5,320	20,252
Vipshop Holdings, Ltd., ADR	13,100	176,457
Wanhua Chemical Group Company, Ltd., Class A	7,000	68,437
Weichai Power Company, Ltd., Class A	14,100	26,463
Weichai Power Company, Ltd., H Shares	64,720	98,297
Wens Foodstuffs Group Company, Ltd., Class A	14,160	32,024
Western Mining Company, Ltd., Class A	4,900	10,780
Western Securities Company, Ltd., Class A	9,300	10,380
Will Semiconductor Company, Ltd., Class A	4,185	59,812
Wingtech Technology Company, Ltd., Class A	2,500	13,260
Wintime Energy Group Company, Ltd., Class A	46,100	10,797
Wuhan Guide Infrared Company, Ltd., Class A	8,900	9,056
Wuliangye Yibin Company, Ltd., Class A	8,600	165,004
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	22,643
WuXi AppTec Company, Ltd., Class A	5,544	41,800
WuXi AppTec Company, Ltd., H Shares (B)	12,106	87,360
WuXi Biologics Cayman, Inc. (A)(B)	132,500	296,944
XCMG Construction Machinery Company, Ltd., Class A	23,900	25,959
Xiamen C & D, Inc., Class A	6,200	8,942
Xiaomi Corp., Class B (A)(B)	539,400	2,365,709

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Xinjiang Daqo New Energy Company, Ltd., Class A	3,610	$11,943
Xinyi Solar Holdings, Ltd.	172,835	68,942
XPeng, Inc., A Shares (A)	43,400	255,452
Yadea Group Holdings, Ltd. (B)	43,978	72,687
Yangzijiang Shipbuilding Holdings, Ltd.	90,700	198,256
Yankuang Energy Group Company, Ltd., Class A	10,140	19,678
Yankuang Energy Group Company, Ltd., H Shares	102,680	117,825
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,100	10,651
Yealink Network Technology Corp., Ltd., Class A	2,600	13,746
Yifeng Pharmacy Chain Company, Ltd., Class A	2,520	8,335
Yihai Kerry Arawana Holdings Company, Ltd., Class A	2,900	12,957
Yonyou Network Technology Company, Ltd., Class A (A)	5,200	7,635
Youngor Fashion Company, Ltd., Class A	9,600	11,705
YTO Express Group Company, Ltd., Class A	7,000	13,607
Yum China Holdings, Inc.	13,400	645,478
Yunnan Aluminium Company, Ltd., Class A	7,200	13,340
Yunnan Baiyao Group Company, Ltd., Class A	3,920	32,204
Yunnan Energy New Material Company, Ltd., Class A	1,800	7,886
Yunnan Yuntianhua Company, Ltd., Class A	3,800	11,609
Yutong Bus Company, Ltd., Class A	4,600	16,622
Zangge Mining Company, Ltd., Class A	3,300	12,530
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	29,388
Zhaojin Mining Industry Company, Ltd., H Shares	52,500	73,750
Zhejiang China Commodities City Group Company, Ltd., Class A	11,400	20,940
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	15,392
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	10,515
Zhejiang Dingli Machinery Company, Ltd., Class A	1,100	9,722
Zhejiang Expressway Company, Ltd., H Shares	68,610	49,178
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	13,218
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	11,360
Zhejiang Juhua Company, Ltd., Class A	5,600	18,507
Zhejiang Leapmotor Technology Company, Ltd. (A)(B)	17,300	71,565
Zhejiang Longsheng Group Company, Ltd., Class A	6,800	9,586
Zhejiang NHU Company, Ltd., Class A	6,912	20,808
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	3,600	11,587
Zhejiang Supor Company, Ltd., Class A	1,200	8,746
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	4,500	11,674
Zhejiang Weiming Environment Protection Company, Ltd., Class A	3,500	10,372
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Zheneng Electric Power Company, Ltd., Class A	22,900	$17,759
Zheshang Securities Company, Ltd., Class A	8,100	13,582
Zhongji Innolight Company, Ltd., Class A	2,240	37,580
Zhongjin Gold Corp., Ltd., Class A	9,800	16,151
Zhongsheng Group Holdings, Ltd.	28,500	50,909
Zhongtai Securities Company, Ltd., Class A	14,100	12,692
Zhuzhou CRRC Times Electric Company, Ltd., Class A	1,804	11,840
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	75,578
Zijin Mining Group Company, Ltd., Class A	41,700	86,346
Zijin Mining Group Company, Ltd., H Shares	193,469	349,168
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	14,163
ZTE Corp., Class A	7,600	41,998
ZTE Corp., H Shares	25,887	80,647
ZTO Express Cayman, Inc.	15,400	301,236
		66,714,967
Colombia - 0.0%
Bancolombia SA, ADR	3,847	121,219
Czech Republic - 0.0%
CEZ AS	5,524	217,449
Komercni banka AS	3,440	120,133
Moneta Money Bank AS (B)	9,000	45,764
		383,346
Denmark - 1.8%
A.P. Moller - Maersk A/S, Series A	118	189,847
A.P. Moller - Maersk A/S, Series B	164	272,857
Carlsberg A/S, Class B	3,454	331,732
Coloplast A/S, B Shares	4,442	486,675
Danske Bank A/S	24,190	685,851
Demant A/S (A)	3,300	121,461
DSV A/S	7,173	1,527,603
Genmab A/S (A)	2,317	483,888
Novo Nordisk A/S, Class B	112,849	9,736,818
Novonesis A/S, B Shares	12,367	700,796
Orsted A/S (A)(B)	5,901	266,452
Pandora A/S	2,888	528,375
ROCKWOOL A/S, B Shares	352	125,254
Tryg A/S	13,079	275,893
Vestas Wind Systems A/S (A)	35,571	487,924
Zealand Pharma A/S (A)	2,239	222,725
		16,444,151
Egypt - 0.0%
Commercial International Bank Egypt SAE	79,768	123,167
Eastern Company SAE	49,043	28,457
Talaat Moustafa Group	32,709	36,029
		187,653
Finland - 0.6%
Elisa OYJ	4,868	211,287
Fortum OYJ	16,798	235,150
Kesko OYJ, B Shares	9,211	173,787
Kone OYJ, B Shares	11,833	576,861
Metso OYJ	22,595	210,350
Neste OYJ	14,709	186,146
Nokia OYJ	131,593	582,091
Nokia OYJ (Euronext Paris Exchange)	56,247	247,782
Nordea Bank ABP	108,931	1,186,600

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nordea Bank ABP	1,569	$17,119
Orion OYJ, Class B	3,780	167,681
Sampo OYJ, A Shares	15,901	649,476
Stora Enso OYJ, R Shares	20,482	206,132
UPM-Kymmene OYJ	18,718	514,738
Wartsila OYJ ABP	17,716	313,976
		5,479,176
France - 6.8%
Accor SA	6,830	332,195
Aeroports de Paris SA	1,190	137,786
Air Liquide SA	20,332	3,305,168
Airbus SE	20,930	3,351,544
Alstom SA (A)	11,756	262,313
Amundi SA (B)	2,415	160,720
Arkema SA	2,115	160,935
AXA SA	61,803	2,199,548
BioMerieux	1,432	153,268
BNP Paribas SA	35,718	2,192,974
Bollore SE	24,915	153,203
Bouygues SA	6,976	206,564
Bureau Veritas SA	11,003	334,274
Capgemini SE	5,448	889,810
Carrefour SA	20,223	287,831
Cie de Saint-Gobain SA	15,985	1,420,455
Cie Generale des Etablissements Michelin SCA	23,852	784,862
Covivio SA	1,779	90,166
Credit Agricole SA	36,809	506,475
Danone SA	22,581	1,526,020
Dassault Aviation SA	697	142,422
Dassault Systemes SE	23,572	815,685
Edenred SE	8,717	286,580
Eiffage SA	2,589	227,033
Engie SA	64,334	1,020,300
EssilorLuxottica SA	10,433	2,544,922
Eurazeo SE	1,666	124,266
Gecina SA	1,814	169,945
Getlink SE	12,097	192,895
Hermes International SCA	1,111	2,665,704
Ipsen SA	1,496	171,473
Kering SA	2,611	644,906
Klepierre SA	8,046	231,721
La Francaise des Jeux SACA (B)	3,888	149,729
Legrand SA	9,260	900,734
L'Oreal SA	8,476	3,000,533
LVMH Moet Hennessy Louis Vuitton SE	9,639	6,340,474
Orange SA	65,587	654,416
Pernod Ricard SA	7,172	810,343
Publicis Groupe SA	8,062	858,279
Renault SA	7,048	343,124
Rexel SA	7,770	197,898
Safran SA	12,746	2,792,748
Sanofi SA	40,095	3,897,670
Sartorius Stedim Biotech	1,029	200,891
Schneider Electric SE	18,545	4,616,894
Schneider Electric SE (Euronext London Exchange)	623	155,561
SEB SA	1,019	92,086
Societe Generale SA	25,345	711,321
Sodexo SA	3,211	264,944
Teleperformance SE	2,141	183,641
Thales SA	3,332	478,460
TotalEnergies SE	75,666	4,215,725
Unibail-Rodamco-Westfield (A)	3,749	282,355
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Unibail-Rodamco-Westfield, CHESS Depositary Interest	7,913	$29,499
Veolia Environnement SA	24,274	681,069
Vinci SA	17,652	1,817,392
		61,369,749
Germany - 5.6%
adidas AG	5,681	1,397,325
Allianz SE	13,798	4,241,000
BASF SE	31,301	1,372,585
Bayer AG	34,454	688,218
Bayerische Motoren Werke AG	10,174	832,132
Bechtle AG	3,255	104,395
Beiersdorf AG	3,535	455,171
Brenntag SE	4,572	274,954
Carl Zeiss Meditec AG, Bearer Shares	1,435	67,181
Commerzbank AG	33,262	546,245
Continental AG	4,116	277,351
Covestro AG (A)	7,081	425,422
CTS Eventim AG & Company KGaA	2,198	185,808
Daimler Truck Holding AG	17,301	662,665
Delivery Hero SE (A)(B)	6,759	190,714
Deutsche Bank AG	67,975	1,173,039
Deutsche Boerse AG	6,663	1,534,865
Deutsche Lufthansa AG	23,929	153,785
Deutsche Telekom AG	122,306	3,664,670
DHL Group	34,763	1,227,218
E.ON SE	79,081	921,141
Evonik Industries AG	9,028	156,925
Fresenius Medical Care AG	7,203	327,959
Fresenius SE & Company KGaA (A)	14,815	514,243
GEA Group AG	5,882	292,178
Hannover Rueck SE	2,124	531,891
Heidelberg Materials AG	4,810	594,339
Henkel AG & Company KGaA	3,884	299,261
Infineon Technologies AG	45,799	1,494,961
Knorr-Bremse AG	2,779	201,704
LEG Immobilien SE	2,553	216,542
Mercedes-Benz Group AG	26,241	1,462,984
Merck KGaA	4,533	659,656
MTU Aero Engines AG	1,888	630,585
Muenchener Rueckversicherungs-Gesellschaft AG	4,687	2,369,353
Nemetschek SE	2,010	195,256
Puma SE	3,943	181,302
Rational AG	207	177,297
Rheinmetall AG	1,528	976,252
RWE AG	22,174	663,296
SAP SE	36,781	9,047,187
Scout24 SE (B)	2,538	223,951
Siemens AG	26,770	5,220,013
Siemens Energy AG (A)	21,116	1,120,661
Siemens Healthineers AG (B)	9,890	522,261
Symrise AG	4,743	505,949
Talanx AG	2,143	182,266
Vonovia SE	25,713	782,779
Zalando SE (A)(B)	7,664	256,386
		50,203,321
Greece - 0.1%
Alpha Services and Holdings SA	74,045	123,594
Eurobank Ergasias Services and Holdings SA	91,237	210,282
FF Group (A)(E)	1,869	0
Hellenic Telecommunications Organization SA	5,794	89,210
JUMBO SA	3,913	103,437

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Metlen Energy & Metals SA	3,775	$130,916
National Bank of Greece SA	26,577	210,422
OPAP SA	7,073	114,960
Piraeus Financial Holdings SA	36,819	146,552
Public Power Corp. SA	6,989	89,167
		1,218,540
Hong Kong - 1.7%
AIA Group, Ltd.	383,600	2,755,346
Alibaba Health Information Technology, Ltd. (A)	194,000	81,780
Beijing Enterprises Holdings, Ltd.	19,786	67,713
Beijing Enterprises Water Group, Ltd.	198,000	63,861
BOC Hong Kong Holdings, Ltd.	132,328	422,541
Bosideng International Holdings, Ltd.	132,000	65,228
C&D International Investment Group, Ltd.	27,256	45,560
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,867
China Gas Holdings, Ltd.	104,200	90,339
China Merchants Port Holdings Company, Ltd.	52,898	94,080
China Overseas Land & Investment, Ltd.	131,382	207,557
China Power International Development, Ltd.	185,000	75,116
China Resources Beer Holdings Company, Ltd.	55,979	182,222
China Resources Gas Group, Ltd.	30,000	118,454
China Resources Land, Ltd.	110,964	318,552
China Resources Power Holdings Company, Ltd.	68,244	165,227
China Ruyi Holdings, Ltd. (A)	200,000	62,890
China State Construction International Holdings, Ltd.	71,250	112,123
China Taiping Insurance Holdings Company, Ltd.	60,500	89,873
Chow Tai Fook Jewellery Group, Ltd.	80,800	69,530
CK Asset Holdings, Ltd.	73,046	298,128
CK Hutchison Holdings, Ltd.	94,163	500,612
CK Infrastructure Holdings, Ltd.	24,772	183,894
CLP Holdings, Ltd.	59,400	498,205
Far East Horizon, Ltd.	66,000	48,071
Futu Holdings, Ltd., ADR	1,900	151,981
Galaxy Entertainment Group, Ltd.	77,000	324,142
GCL Technology Holdings, Ltd. (A)	759,000	104,822
Geely Automobile Holdings, Ltd.	206,000	387,960
Guangdong Investment, Ltd.	99,220	85,218
Hang Seng Bank, Ltd.	27,319	334,626
Henderson Land Development Company, Ltd.	55,324	167,712
HKT Trust & HKT, Ltd.	145,233	179,366
Hong Kong & China Gas Company, Ltd.	404,091	321,974
Hong Kong Exchanges & Clearing, Ltd.	42,214	1,580,017
Hongkong Land Holdings, Ltd.	44,100	196,372
Jardine Matheson Holdings, Ltd.	5,400	221,039
Kunlun Energy Company, Ltd.	134,000	144,410
Link REIT	90,646	381,213
MTR Corp., Ltd.	59,022	205,034
Orient Overseas International, Ltd.	4,500	66,305
Power Assets Holdings, Ltd.	51,582	359,236
Prudential PLC	96,432	765,283
Sino Biopharmaceutical, Ltd.	346,500	141,640
Sino Land Company, Ltd.	138,789	140,044
SITC International Holdings Company, Ltd.	52,000	137,890
Sun Hung Kai Properties, Ltd.	51,130	486,519
Swire Pacific, Ltd., Class A	14,663	132,606
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Techtronic Industries Company, Ltd.	49,500	$650,725
The Wharf Holdings, Ltd.	37,000	103,817
Want Want China Holdings, Ltd.	163,000	95,315
WH Group, Ltd. (B)	320,343	246,867
Wharf Real Estate Investment Company, Ltd.	62,876	159,927
		14,900,829
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	15,526	106,865
OTP Bank NYRT	8,135	444,596
Richter Gedeon NYRT	4,794	125,575
		677,036
India - 5.7%
ABB India, Ltd.	1,809	145,817
Adani Enterprises, Ltd.	5,824	171,729
Adani Green Energy, Ltd. (A)	7,227	87,561
Adani Ports & Special Economic Zone, Ltd.	18,193	259,660
Adani Power, Ltd. (A)	20,305	124,464
Alkem Laboratories, Ltd.	1,469	96,545
Ambuja Cements, Ltd.	20,118	125,415
APL Apollo Tubes, Ltd.	5,688	104,077
Apollo Hospitals Enterprise, Ltd.	3,469	295,164
Ashok Leyland, Ltd.	49,576	127,543
Asian Paints, Ltd.	13,278	353,718
Astral, Ltd.	4,648	89,649
AU Small Finance Bank, Ltd. (B)	12,818	83,492
Aurobindo Pharma, Ltd.	9,153	142,500
Avenue Supermarts, Ltd. (A)(B)	5,630	233,792
Axis Bank, Ltd.	80,043	995,619
Bajaj Auto, Ltd.	2,269	233,082
Bajaj Finance, Ltd.	9,753	776,909
Bajaj Finserv, Ltd.	13,150	240,591
Bajaj Holdings & Investment, Ltd.	912	126,361
Balkrishna Industries, Ltd.	2,611	88,641
Bank of Baroda	35,251	98,722
Bharat Electronics, Ltd.	126,485	431,410
Bharat Forge, Ltd.	8,648	131,582
Bharat Heavy Electricals, Ltd.	35,988	95,961
Bharat Petroleum Corp., Ltd.	51,282	174,162
Bharti Airtel, Ltd.	89,754	1,667,769
Bosch, Ltd.	260	103,579
Britannia Industries, Ltd.	3,751	208,588
BSE, Ltd.	2,328	144,323
Canara Bank	63,900	74,398
CG Power & Industrial Solutions, Ltd.	20,819	176,360
Cholamandalam Investment and Finance Company, Ltd.	14,529	201,168
Cipla, Ltd.	18,161	323,765
Coal India, Ltd.	64,781	290,136
Colgate-Palmolive India, Ltd.	4,685	146,678
Container Corp. of India, Ltd.	9,153	83,957
Cummins India, Ltd.	4,680	178,758
Dabur India, Ltd.	21,327	126,361
Divi's Laboratories, Ltd.	4,034	287,324
Dixon Technologies India, Ltd.	1,153	240,895
DLF, Ltd.	25,583	245,593
Dr. Reddy's Laboratories, Ltd.	1,570	25,391
Dr. Reddy's Laboratories, Ltd., ADR	18,540	292,747
Eicher Motors, Ltd.	4,712	265,285
GAIL India, Ltd.	3,491	7,756
GAIL India, Ltd., GDR	12,953	171,843
GMR Airports Infrastructure, Ltd. (A)	83,177	75,865
Godrej Consumer Products, Ltd.	14,095	178,314
Godrej Properties, Ltd. (A)	4,161	135,092

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Grasim Industries, Ltd.	9,074	$258,622
Havells India, Ltd.	8,636	168,737
HCL Technologies, Ltd.	32,794	735,097
HDFC Asset Management Company, Ltd. (B)	3,310	162,877
HDFC Bank, Ltd.	198,180	4,096,458
HDFC Life Insurance Company, Ltd. (B)	33,493	241,315
Hero MotoCorp, Ltd.	4,132	200,333
Hindalco Industries, Ltd.	46,451	325,665
Hindustan Aeronautics, Ltd.	7,067	344,171
Hindustan Petroleum Corp., Ltd.	30,618	145,632
Hindustan Unilever, Ltd.	28,966	786,754
ICICI Bank, Ltd.	103,117	1,542,980
ICICI Bank, Ltd., ADR	39,970	1,193,504
ICICI Lombard General Insurance Company, Ltd. (B)	8,129	169,813
ICICI Prudential Life Insurance Company, Ltd. (B)	11,948	91,338
IDFC First Bank, Ltd. (A)	119,836	88,237
Indian Oil Corp., Ltd.	97,345	154,300
Indian Railway Catering & Tourism Corp., Ltd.	7,983	73,161
Indus Towers, Ltd. (A)	40,956	162,864
IndusInd Bank, Ltd.	9,828	110,017
Info Edge India, Ltd.	2,396	242,813
Infosys, Ltd.	4,319	94,894
Infosys, Ltd., ADR	112,128	2,457,846
InterGlobe Aviation, Ltd. (A)(B)	6,017	319,686
ITC, Ltd.	103,630	585,275
Jindal Stainless, Ltd.	11,602	94,473
Jindal Steel & Power, Ltd.	12,058	130,779
Jio Financial Services, Ltd. (A)	102,813	357,945
JSW Energy, Ltd.	12,312	92,085
JSW Steel, Ltd.	21,158	222,290
Jubilant Foodworks, Ltd.	13,701	114,335
Kalyan Jewellers India, Ltd.	14,477	128,462
Kotak Mahindra Bank, Ltd.	38,512	801,169
Larsen & Toubro, Ltd.	23,621	993,527
LTIMindtree, Ltd. (B)	2,998	195,706
Lupin, Ltd.	7,879	215,918
Macrotech Developers, Ltd. (B)	10,508	169,294
Mahindra & Mahindra, Ltd.	4,393	154,165
Mahindra & Mahindra, Ltd., GDR	28,458	1,006,184
Mankind Pharma, Ltd. (A)	3,528	118,814
Marico, Ltd.	17,795	132,959
Maruti Suzuki India, Ltd.	4,407	557,539
Max Healthcare Institute, Ltd.	26,906	353,636
Mphasis, Ltd.	2,547	84,499
MRF, Ltd.	80	121,508
Muthoot Finance, Ltd.	4,018	100,232
Nestle India, Ltd.	11,678	295,764
NHPC, Ltd.	106,146	99,576
NMDC, Ltd.	106,008	81,103
NTPC, Ltd.	153,697	596,171
Oberoi Realty, Ltd.	4,466	120,366
Oil & Natural Gas Corp., Ltd.	110,780	308,887
Oil India, Ltd.	17,099	86,140
Oracle Financial Services Software, Ltd.	760	113,211
Page Industries, Ltd.	212	117,457
PB Fintech, Ltd. (A)	10,330	252,896
Persistent Systems, Ltd.	3,418	257,626
Petronet LNG, Ltd.	25,955	104,691
PI Industries, Ltd.	2,778	119,503
Pidilite Industries, Ltd.	5,254	177,883
Polycab India, Ltd.	1,852	156,984
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Power Finance Corp., Ltd.	51,161	$267,445
Power Grid Corp. of India, Ltd.	163,799	590,710
Prestige Estates Projects, Ltd.	4,916	97,396
Punjab National Bank	75,867	90,647
Rail Vikas Nigam, Ltd.	18,264	89,768
REC, Ltd.	45,358	265,149
Reliance Industries, Ltd.	47,488	673,080
Reliance Industries, Ltd., GDR (B)	41,748	2,369,374
Samvardhana Motherson International, Ltd.	95,475	172,751
SBI Cards & Payment Services, Ltd.	9,870	76,511
SBI Life Insurance Company, Ltd. (B)	15,378	249,307
Shree Cement, Ltd.	305	91,392
Shriram Finance, Ltd.	9,623	324,539
Siemens, Ltd.	3,067	233,780
Solar Industries India, Ltd.	956	109,065
Sona BLW Precision Forgings, Ltd. (B)	13,867	96,196
SRF, Ltd.	4,927	127,877
State Bank of India	3,731	34,613
State Bank of India, GDR	5,914	547,484
Sun Pharmaceutical Industries, Ltd.	33,214	732,351
Sundaram Finance, Ltd.	2,348	114,901
Supreme Industries, Ltd.	2,145	117,551
Suzlon Energy, Ltd. (A)	335,422	243,163
Tata Communications, Ltd.	3,897	77,745
Tata Consultancy Services, Ltd.	31,722	1,517,962
Tata Consumer Products, Ltd.	20,545	219,168
Tata Elxsi, Ltd.	1,170	92,557
Tata Motors, Ltd.	68,687	593,344
Tata Steel, Ltd.	26,136	42,061
Tata Steel, Ltd., GDR	23,852	375,657
Tech Mahindra, Ltd.	18,580	368,743
The Indian Hotels Company, Ltd.	29,101	296,410
The Phoenix Mills, Ltd.	6,924	132,066
The Tata Power Company, Ltd.	49,762	227,535
Thermax, Ltd.	1,469	69,223
Titan Company, Ltd.	12,290	466,035
Torrent Pharmaceuticals, Ltd.	3,534	138,720
Torrent Power, Ltd.	5,925	102,357
Trent, Ltd.	6,274	519,466
Tube Investments of India, Ltd.	3,625	150,159
TVS Motor Company, Ltd.	8,184	225,879
UltraTech Cement, Ltd.	3,042	404,798
UltraTech Cement, Ltd., GDR	1,026	136,934
Union Bank of India, Ltd.	51,073	71,372
United Spirits, Ltd.	10,125	191,319
UPL, Ltd.	15,210	89,257
UPL, Ltd., Partly Paid Shares (A)	1,901	4,996
Varun Beverages, Ltd.	38,815	288,349
Vedanta, Ltd.	39,280	203,593
Vodafone Idea, Ltd. (A)	832,452	76,997
Voltas, Ltd.	7,546	157,762
Wipro, Ltd.	2,274	7,995
Wipro, Ltd., ADR (D)	88,126	311,966
Yes Bank, Ltd. (A)	506,651	115,835
Zomato, Ltd. (A)	232,997	754,490
Zydus Lifesciences, Ltd.	8,814	99,770
		51,517,847
Indonesia - 0.5%
Adaro Energy Indonesia Tbk PT	495,900	74,676
Amman Mineral Internasional PT (A)	222,800	116,858
Astra International Tbk PT	679,000	206,405
Bank Central Asia Tbk PT	1,945,500	1,166,119
Bank Mandiri Persero Tbk PT	1,309,248	460,860
Bank Negara Indonesia Persero Tbk PT	553,000	148,827
Bank Rakyat Indonesia Persero Tbk PT	2,374,148	599,350

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Barito Pacific Tbk PT	1,279,795	$72,778
Chandra Asri Pacific Tbk PT	274,300	127,791
Charoen Pokphand Indonesia Tbk PT	276,000	81,546
GoTo Gojek Tokopedia Tbk PT (A)	31,738,300	136,998
Indah Kiat Pulp & Paper Tbk PT	97,300	41,004
Indofood CBP Sukses Makmur Tbk PT	114,400	80,812
Indofood Sukses Makmur Tbk PT	147,500	70,541
Kalbe Farma Tbk PT	855,000	72,315
Merdeka Copper Gold Tbk PT (A)	344,805	34,538
Sumber Alfaria Trijaya Tbk PT	655,300	116,001
Telkom Indonesia Persero Tbk PT	1,699,700	284,506
Telkom Indonesia Persero Tbk PT, ADR	358	5,889
Unilever Indonesia Tbk PT	332,500	38,968
United Tractors Tbk PT	55,279	91,883
		4,028,665
Ireland - 0.8%
AerCap Holdings NV	6,800	650,760
AIB Group PLC	59,957	331,557
Bank of Ireland Group PLC	36,548	333,298
DCC PLC	3,819	244,705
Experian PLC	32,223	1,384,934
James Hardie Industries PLC, CHESS Depositary Interest (A)	15,679	483,239
Kerry Group PLC, Class A (London Stock Exchange)	5,738	543,424
Kingspan Group PLC	226	16,430
Kingspan Group PLC (London Stock Exchange) (A)	5,232	379,893
PDD Holdings, Inc., ADR (A)	24,300	2,356,857
		6,725,097
Israel - 0.6%
Azrieli Group, Ltd.	1,424	117,527
Bank Hapoalim BM	43,766	528,350
Bank Leumi Le-Israel BM	54,437	647,655
Check Point Software Technologies, Ltd. (A)	3,216	600,427
CyberArk Software, Ltd. (A)	1,500	499,725
Elbit Systems, Ltd.	908	238,091
Global-e Online, Ltd. (A)	3,500	190,855
ICL Group, Ltd.	27,153	134,104
Isracard, Ltd.	1	2
Israel Discount Bank, Ltd., Class A	41,515	283,997
Mizrahi Tefahot Bank, Ltd.	5,543	239,951
Monday.com, Ltd. (A)	1,300	306,072
Nice, Ltd. (A)	2,200	373,612
Teva Pharmaceutical Industries, Ltd. (A)	33,126	733,046
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	127,832
Wix.com, Ltd. (A)	1,900	407,645
		5,428,891
Italy - 1.6%
Amplifon SpA	4,902	126,315
Banco BPM SpA	45,364	367,294
BPER Banca SpA	34,925	222,746
Davide Campari-Milano NV	21,368	133,730
DiaSorin SpA	1,028	106,033
Enel SpA	285,240	2,035,525
Eni SpA	76,957	1,052,645
Ferrari NV	4,421	1,886,438
FinecoBank SpA	22,882	399,354
Generali	33,048	934,991
Infrastrutture Wireless Italiane SpA (B)	13,854	140,732
Intesa Sanpaolo SpA	512,949	2,057,347
Leonardo SpA	13,834	372,188
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Mediobanca Banca di Credito Finanziario SpA	18,680	$272,802
Moncler SpA	7,744	408,810
Nexi SpA (A)(B)	20,345	113,243
Poste Italiane SpA (B)	17,679	250,036
Prysmian SpA	9,253	592,159
Recordati Industria Chimica e Farmaceutica SpA	3,551	186,159
Snam SpA	70,720	313,485
Telecom Italia SpA (A)	387,741	99,098
Terna - Rete Elettrica Nazionale	49,344	389,908
UniCredit SpA	51,623	2,067,418
Unipol Gruppo SpA	13,849	172,953
		14,701,409
Japan - 14.5%
Advantest Corp.	27,000	1,535,189
Aeon Company, Ltd.	22,900	535,938
AGC, Inc.	7,300	213,240
Aisin Corp.	15,300	170,934
Ajinomoto Company, Inc.	16,500	671,729
ANA Holdings, Inc.	6,700	121,602
Asahi Group Holdings, Ltd.	50,100	525,584
Asahi Kasei Corp.	46,700	321,774
Asics Corp.	22,800	444,777
Astellas Pharma, Inc.	63,300	614,689
Bandai Namco Holdings, Inc.	20,997	500,679
Bridgestone Corp.	20,100	675,624
Brother Industries, Ltd.	8,700	147,169
Canon, Inc.	32,700	1,062,150
Capcom Company, Ltd.	12,000	261,042
Central Japan Railway Company	27,200	510,423
Chubu Electric Power Company, Inc.	22,000	230,803
Chugai Pharmaceutical Company, Ltd.	23,700	1,044,723
Concordia Financial Group, Ltd.	39,100	215,030
Dai Nippon Printing Company, Ltd.	14,000	195,911
Daifuku Company, Ltd.	10,500	215,722
Dai-ichi Life Holdings, Inc.	32,600	868,671
Daiichi Sankyo Company, Ltd.	61,500	1,682,840
Daikin Industries, Ltd.	9,300	1,085,133
Daito Trust Construction Company, Ltd.	2,300	257,128
Daiwa House Industry Company, Ltd.	20,800	638,584
Daiwa Securities Group, Inc.	47,000	310,141
Denso Corp.	66,300	914,078
Dentsu Group, Inc.	7,500	180,230
Disco Corp.	3,200	848,888
East Japan Railway Company	31,800	563,207
Eisai Company, Ltd.	8,800	239,620
ENEOS Holdings, Inc.	101,011	529,919
FANUC Corp.	33,400	872,507
Fast Retailing Company, Ltd.	6,700	2,260,190
Fuji Electric Company, Ltd.	4,600	245,924
FUJIFILM Holdings Corp.	39,300	813,102
Fujikura, Ltd.	8,800	359,267
Fujitsu, Ltd.	58,100	1,020,618
Hankyu Hanshin Holdings, Inc.	8,400	218,942
Hikari Tsushin, Inc.	600	130,230
Hitachi Construction Machinery Company, Ltd.	4,100	90,869
Hitachi, Ltd.	163,500	4,004,125
Honda Motor Company, Ltd.	158,100	1,505,240
Hoshizaki Corp.	3,800	149,412
Hoya Corp.	12,300	1,526,508
Hulic Company, Ltd.	15,600	135,498
Idemitsu Kosan Company, Ltd.	36,030	237,331
Inpex Corp.	30,900	388,767

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Isuzu Motors, Ltd.	19,800	$269,347
ITOCHU Corp.	41,700	2,050,572
Japan Airlines Company, Ltd.	6,200	97,739
Japan Exchange Group, Inc.	36,200	401,654
Japan Post Bank Company, Ltd.	49,900	471,637
Japan Post Holdings Company, Ltd.	67,400	634,756
Japan Post Insurance Company, Ltd.	8,300	152,455
Japan Real Estate Investment Corp.	235	161,248
Japan Tobacco, Inc.	42,300	1,085,115
JFE Holdings, Inc.	19,800	222,950
Kajima Corp.	14,300	259,043
Kao Corp.	16,300	659,523
Kawasaki Kisen Kaisha, Ltd.	14,100	200,598
KDDI Corp.	52,500	1,672,157
Keyence Corp.	6,896	2,803,029
Kikkoman Corp.	26,000	288,709
Kirin Holdings Company, Ltd.	27,200	353,168
Kobe Bussan Company, Ltd.	5,500	120,230
Kokusai Electric Corp.	4,900	64,209
Komatsu, Ltd.	30,800	839,065
Konami Group Corp.	3,700	346,210
Kubota Corp.	35,200	407,784
Kyocera Corp.	45,000	446,028
Kyowa Kirin Company, Ltd.	9,473	142,455
Lasertec Corp.	2,800	262,486
LY Corp.	99,300	262,558
M3, Inc.	16,200	140,371
Makita Corp.	7,800	237,190
Marubeni Corp.	50,200	753,431
MatsukiyoCocokara & Company	11,700	170,339
McDonald's Holdings Company Japan, Ltd.	3,000	117,846
MEIJI Holdings Company, Ltd.	8,200	166,736
MINEBEA MITSUMI, Inc.	12,500	200,227
Mitsubishi Chemical Group Corp.	46,900	236,875
Mitsubishi Corp.	117,800	1,927,411
Mitsubishi Electric Corp.	67,800	1,144,854
Mitsubishi Estate Company, Ltd.	39,100	542,776
Mitsubishi HC Capital, Inc.	27,500	181,231
Mitsubishi Heavy Industries, Ltd.	112,900	1,574,272
Mitsubishi UFJ Financial Group, Inc.	391,100	4,565,977
Mitsui & Company, Ltd.	88,600	1,837,487
Mitsui Chemicals, Inc.	6,800	148,440
Mitsui Fudosan Company, Ltd.	94,100	752,549
Mitsui OSK Lines, Ltd.	12,000	417,580
Mizuho Financial Group, Inc.	84,610	2,065,545
MonotaRO Company, Ltd.	9,000	152,944
MS&AD Insurance Group Holdings, Inc.	45,300	978,367
Murata Manufacturing Company, Ltd.	60,400	958,236
NEC Corp.	8,800	753,078
Nexon Company, Ltd.	13,200	196,355
Nidec Corp.	29,200	524,480
Nintendo Company, Ltd.	36,400	2,120,001
Nippon Building Fund, Inc.	280	217,702
Nippon Paint Holdings Company, Ltd.	32,100	207,251
Nippon Sanso Holdings Corp.	6,500	180,362
Nippon Steel Corp.	30,000	602,869
Nippon Telegraph & Telephone Corp.	1,052,500	1,051,304
Nippon Yusen KK	15,400	512,566
Nissan Motor Company, Ltd. (D)	86,400	262,037
Nissin Foods Holdings Company, Ltd.	7,100	171,525
Nitori Holdings Company, Ltd.	2,800	331,779
Nitto Denko Corp.	25,000	417,970
Nomura Holdings, Inc.	105,900	614,415
Nomura Research Institute, Ltd.	13,346	391,860
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
NTT Data Group Corp.	22,500	$427,835
Obayashi Corp.	22,500	296,263
Obic Company, Ltd.	12,000	357,100
Olympus Corp.	42,200	630,057
Omron Corp.	5,900	198,659
Ono Pharmaceutical Company, Ltd.	14,000	145,761
Oracle Corp. Japan	1,500	143,560
Oriental Land Company, Ltd.	38,300	825,601
ORIX Corp.	41,400	889,433
Osaka Gas Company, Ltd.	13,800	301,828
Otsuka Corp.	7,600	173,810
Otsuka Holdings Company, Ltd.	14,700	799,679
Pan Pacific International Holdings Corp.	13,400	364,034
Panasonic Holdings Corp.	82,100	839,112
Rakuten Group, Inc. (A)	52,800	284,459
Recruit Holdings Company, Ltd.	49,200	3,419,790
Renesas Electronics Corp. (A)	59,000	746,647
Resona Holdings, Inc.	73,400	529,124
Ricoh Company, Ltd.	18,600	211,234
SBI Holdings, Inc.	9,513	238,929
SCREEN Holdings Company, Ltd.	2,800	165,304
SCSK Corp.	5,400	113,021
Secom Company, Ltd.	14,800	502,606
Seiko Epson Corp.	9,600	173,213
Sekisui Chemical Company, Ltd.	13,400	229,438
Sekisui House, Ltd.	21,400	510,264
Seven & i Holdings Company, Ltd.	79,300	1,243,236
SG Holdings Company, Ltd.	12,400	118,533
Shimadzu Corp.	9,000	251,895
Shimano, Inc.	2,700	363,198
Shin-Etsu Chemical Company, Ltd.	63,200	2,081,627
Shionogi & Company, Ltd.	26,400	370,264
Shiseido Company, Ltd.	14,000	247,564
Shizuoka Financial Group, Inc.	17,000	137,872
SMC Corp.	2,000	776,643
SoftBank Corp.	1,009,000	1,273,700
SoftBank Group Corp.	33,500	1,914,384
Sompo Holdings, Inc.	31,800	823,946
Sony Group Corp.	219,100	4,617,654
Subaru Corp.	20,800	369,581
Sumitomo Corp.	36,600	792,067
Sumitomo Electric Industries, Ltd.	26,200	468,390
Sumitomo Metal Mining Company, Ltd.	9,200	209,750
Sumitomo Mitsui Financial Group, Inc.	130,800	3,139,232
Sumitomo Mitsui Trust Group, Inc.	23,100	539,605
Sumitomo Realty & Development Company, Ltd.	10,700	332,757
Suntory Beverage & Food, Ltd.	5,000	158,860
Suzuki Motor Corp.	55,100	617,360
Sysmex Corp.	18,600	341,025
T&D Holdings, Inc.	16,900	309,333
Taisei Corp.	5,800	243,013
Takeda Pharmaceutical Company, Ltd.	55,476	1,468,578
TDK Corp.	68,000	875,744
Terumo Corp.	47,000	907,369
The Chiba Bank, Ltd.	21,600	166,489
The Kansai Electric Power Company, Inc.	24,300	269,338
TIS, Inc.	7,800	184,237
Toho Company, Ltd.	4,067	158,936
Tokio Marine Holdings, Inc.	66,200	2,375,794
Tokyo Electric Power Company Holdings, Inc. (A)	53,500	159,918
Tokyo Electron, Ltd.	15,700	2,360,014
Tokyo Gas Company, Ltd.	11,900	329,710
Tokyu Corp.	17,900	190,757

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
TOPPAN Holdings, Inc.	8,300	$220,184
Toray Industries, Inc.	50,800	321,658
TOTO, Ltd.	4,800	114,991
Toyota Industries Corp.	5,200	418,213
Toyota Motor Corp.	359,700	7,023,230
Toyota Tsusho Corp.	22,500	397,902
Trend Micro, Inc.	4,600	248,000
Unicharm Corp.	42,600	351,195
West Japan Railway Company	16,400	290,475
Yakult Honsha Company, Ltd.	9,886	187,263
Yamaha Motor Company, Ltd.	31,500	277,537
Yaskawa Electric Corp.	8,300	211,818
Yokogawa Electric Corp.	7,886	167,730
Zensho Holdings Company, Ltd.	3,400	192,551
ZOZO, Inc.	4,800	147,830
		130,068,375
Luxembourg - 0.1%
ArcelorMittal SA	16,521	383,854
CVC Capital Partners PLC (A)(B)	7,461	164,985
Eurofins Scientific SE	4,949	252,411
Reinet Investments SCA	5,229	123,552
Tenaris SA	15,993	301,923
		1,226,725
Macau - 0.0%
Sands China, Ltd. (A)	92,000	244,959
Malaysia - 0.5%
AMMB Holdings BHD	80,487	98,613
Axiata Group BHD	101,690	56,591
CELCOMDIGI BHD	124,000	100,340
CIMB Group Holdings BHD	244,428	447,813
Gamuda BHD	130,406	138,062
Genting BHD	72,900	62,900
Genting Malaysia BHD	105,700	53,387
Hong Leong Bank BHD	23,269	106,919
IHH Healthcare BHD	75,900	123,897
Inari Amertron BHD	98,100	67,018
IOI Corp. BHD	114,466	99,292
Kuala Lumpur Kepong BHD	17,768	86,605
Malayan Banking BHD	191,314	438,027
Malaysia Airports Holdings BHD	34,649	81,977
Maxis BHD	82,800	67,553
MISC BHD	45,780	77,778
Mr. D.I.Y Group M BHD (B)	115,950	47,944
Nestle Malaysia BHD	2,800	62,576
Petronas Chemicals Group BHD	99,800	115,327
Petronas Dagangan BHD	12,200	52,702
Petronas Gas BHD	27,300	107,946
PPB Group BHD	21,240	58,878
Press Metal Aluminium Holdings BHD	130,600	143,029
Public Bank BHD	510,590	520,473
QL Resources BHD	81,600	86,829
RHB Bank BHD	52,765	76,447
SD Guthrie BHD	70,286	77,771
Sime Darby BHD	108,224	57,079
Sunway BHD	79,800	85,445
Telekom Malaysia BHD	43,415	64,542
Tenaga Nasional BHD	101,250	338,149
YTL Corp. BHD	113,900	67,878
YTL Power International BHD	84,300	83,288
		4,153,075
Mexico - 0.5%
Alfa SAB de CV, Class A	113,043	81,485
America Movil SAB de CV (A)	657,032	471,087
Arca Continental SAB de CV	17,800	147,285
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Cemex SAB de CV, Series CPO	521,849	$293,072
Coca-Cola Femsa SAB de CV	18,112	140,833
Fibra Uno Administracion SA de CV	101,500	100,716
Fomento Economico Mexicano SAB de CV	61,420	524,063
Gruma SAB de CV, Class B	7,685	119,917
Grupo Aeroportuario del Centro Norte SAB de CV	9,800	84,487
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	14,200	249,220
Grupo Aeroportuario del Sureste SAB de CV, B Shares	6,560	168,718
Grupo Bimbo SAB de CV, Series A	44,984	119,412
Grupo Carso SAB de CV, Series A1	19,322	107,067
Grupo Comercial Chedraui SA de CV	10,100	60,801
Grupo Financiero Banorte SAB de CV, Series O	91,362	588,720
Grupo Financiero Inbursa SAB de CV, Series O (A)	63,138	131,539
Grupo Mexico SAB de CV, Series B	109,666	522,164
Industrias Penoles SAB de CV (A)	6,883	87,610
Kimberly-Clark de Mexico SAB de CV, Class A	52,378	73,753
Operadora de Sites Mexicanos SAB de CV, Class A1	63,900	37,603
Prologis Property Mexico SA de CV	27,446	76,042
Promotora y Operadora de Infraestructura SAB de CV	5,800	49,140
Wal-Mart de Mexico SAB de CV	181,788	478,467
		4,713,201
Netherlands - 3.1%
ABN AMRO Bank NV (B)	16,273	251,118
Adyen NV (A)(B)	762	1,132,393
Aegon, Ltd.	50,015	297,625
Akzo Nobel NV	6,168	370,222
Argenx SE (A)	2,076	1,282,371
ASM International NV	1,647	952,272
ASML Holding NV	14,001	9,806,793
ASR Nederland NV	5,398	256,740
BE Semiconductor Industries NV	2,704	370,633
Euronext NV (B)	2,829	317,377
EXOR NV	3,503	321,141
Ferrovial SE	16,702	701,061
Heineken Holding NV	4,565	273,695
Heineken NV	10,100	719,819
IMCD NV	2,143	318,473
ING Groep NV	116,549	1,826,509
JDE Peet's NV	4,248	72,985
Koninklijke Ahold Delhaize NV	33,016	1,078,946
Koninklijke KPN NV	139,041	507,005
Koninklijke Philips NV (A)	28,828	730,251
NEPI Rockcastle NV (A)	19,351	141,461
NN Group NV	9,964	434,516
Prosus NV (A)	48,012	1,908,328
QIAGEN NV (A)	8,099	363,029
Randstad NV	3,735	157,253
Stellantis NV	34,542	449,337
Stellantis NV (Euronext Paris Exchange)	34,423	448,502
Universal Music Group NV	28,749	735,375
Wolters Kluwer NV	8,371	1,390,796
		27,616,026
New Zealand - 0.2%
Auckland International Airport, Ltd.	45,757	222,453
Fisher & Paykel Healthcare Corp., Ltd.	20,719	445,317
Infratil, Ltd.	32,226	227,152

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Mercury NZ, Ltd.	25,024	$81,881
Meridian Energy, Ltd.	45,740	151,116
Xero, Ltd. (A)	5,097	530,409
		1,658,328
Norway - 0.4%
Aker BP ASA	10,753	211,388
DNB Bank ASA	29,885	596,637
Equinor ASA	29,357	696,321
Gjensidige Forsikring ASA	6,934	122,491
Kongsberg Gruppen ASA	3,055	343,708
Mowi ASA	16,033	274,778
Norsk Hydro ASA	48,185	265,050
Orkla ASA	24,150	208,925
Salmar ASA	2,325	110,505
Telenor ASA	21,695	242,055
Yara International ASA	5,667	150,016
		3,221,874
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	5,764	66,401
Credicorp, Ltd.	2,434	446,201
		512,602
Philippines - 0.2%
Ayala Corp.	8,920	91,903
Ayala Land, Inc.	253,800	114,234
Bank of the Philippine Islands	67,611	142,371
BDO Unibank, Inc.	92,568	228,992
International Container Terminal Services, Inc.	35,820	238,430
JG Summit Holdings, Inc.	89,355	31,584
Jollibee Foods Corp.	18,900	87,647
Manila Electric Company	9,930	83,608
Metropolitan Bank & Trust Company	65,642	81,286
PLDT, Inc.	3,730	83,382
SM Investments Corp.	8,302	128,229
SM Prime Holdings, Inc.	348,244	150,401
Universal Robina Corp.	30,280	41,192
		1,503,259
Poland - 0.3%
Alior Bank SA	3,202	66,681
Allegro.eu SA (A)(B)	20,177	132,219
Bank Polska Kasa Opieki SA	6,330	211,592
Budimex SA	436	49,283
CD Projekt SA	2,349	108,947
Dino Polska SA (A)(B)	1,719	162,601
InPost SA (A)	7,045	120,273
KGHM Polska Miedz SA	4,931	137,394
LPP SA	42	158,027
mBank SA (A)	508	67,559
ORLEN SA	19,842	227,442
PGE Polska Grupa Energetyczna SA (A)	26,654	39,250
Powszechna Kasa Oszczednosci Bank Polski SA	30,144	436,384
Powszechny Zaklad Ubezpieczen SA	23,000	255,484
Santander Bank Polska SA	1,219	135,318
		2,308,454
Portugal - 0.1%
EDP SA	110,532	353,594
Galp Energia SGPS SA	16,011	265,377
Jeronimo Martins SGPS SA	9,675	184,730
		803,701
Russia - 0.0%
Gazprom PJSC, ADR (A)(E)	3,680	0
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
Gazprom PJSC, ADR (London Stock Exchange) (A)(E)	251,662	$0
LUKOIL PJSC, ADR (A)(E)	23,756	0
MMC Norilsk Nickel PJSC, ADR (A)(E)	39,185	0
Mobile TeleSystems PJSC, ADR (A)(E)	20,264	0
Novatek PJSC, GDR (A)(E)	3,057	0
Rosneft Oil Company PJSC, GDR (A)(E)	30,000	0
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(E)	9,131	0
Sberbank of Russia PJSC, ADR (A)(E)	40,000	0
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(E)	34,900	0
Severstal PAO, GDR (A)(E)	4,250	0
Surgutneftegas PJSC, ADR (A)(E)	22,274	0
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(E)	23,070	0
Tatneft PJSC, ADR (A)(E)	7,986	0
VTB Bank PJSC, GDR (A)(E)	50,760	0
		0
Saudi Arabia - 1.2%
ACWA Power Company	5,161	552,041
Ades Holding Company	11,669	53,950
Advanced Petrochemical Company (A)	4,529	38,676
Al Rajhi Bank	68,738	1,727,786
Al Rajhi Company for Co-operative Insurance (A)	1,402	64,018
Alinma Bank	43,373	334,084
Almarai Company JSC	14,609	222,228
Arab National Bank	31,564	176,809
Arabian Internet & Communications Services Company	812	58,279
Bank AlBilad	21,775	225,994
Bank Al-Jazira (A)	17,855	88,722
Banque Saudi Fransi	42,947	180,723
Bupa Arabia for Cooperative Insurance Company	2,820	155,227
Dallah Healthcare Company	1,169	46,678
Dar Al Arkan Real Estate Development Company (A)	18,814	75,555
Dr Sulaiman Al Habib Medical Services Group Company	2,961	220,798
Elm Company	812	240,818
Etihad Etisalat Company	13,413	190,416
Jarir Marketing Company	20,900	70,331
Mobile Telecommunications Company Saudi Arabia	15,053	41,092
Mouwasat Medical Services Company	3,348	75,686
Nahdi Medical Company	1,333	41,693
Power & Water Utility Company for Jubail & Yanbu	2,564	37,373
Riyad Bank	50,248	381,949
SABIC Agri-Nutrients Company	7,973	235,466
Sahara International Petrochemical Company	12,775	84,520
SAL Saudi Logistics Services	845	56,763
Saudi Arabian Mining Company (A)	45,750	611,397
Saudi Arabian Oil Company (B)	203,838	1,521,642
Saudi Aramco Base Oil Company	1,730	51,397
Saudi Awwal Bank	35,311	315,998
Saudi Basic Industries Corp.	31,563	562,697
Saudi Electricity Company	29,505	132,567
Saudi Industrial Investment Group	12,742	56,549
Saudi Kayan Petrochemical Company (A)	26,130	48,787
Saudi Research & Media Group (A)	1,230	89,835
Saudi Tadawul Group Holding Company	1,623	93,608

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Saudi Telecom Company	70,141	$746,711
The Company for Cooperative Insurance	2,532	99,495
The Saudi Investment Bank	20,926	80,673
The Saudi National Bank	103,107	914,943
Yanbu National Petrochemical Company	9,666	97,211
		11,101,185
Singapore - 1.2%
BOC Aviation, Ltd. (B)	7,400	57,294
CapitaLand Ascendas REIT	128,702	241,697
CapitaLand Integrated Commercial Trust	193,492	272,865
CapitaLand Investment, Ltd.	93,902	180,016
DBS Group Holdings, Ltd.	69,889	2,239,626
Genting Singapore, Ltd.	226,200	126,898
Grab Holdings, Ltd., Class A (A)	74,100	349,752
Keppel, Ltd.	55,069	275,905
Oversea-Chinese Banking Corp., Ltd.	118,802	1,450,938
Sea, Ltd., ADR (A)	12,900	1,368,690
Sembcorp Industries, Ltd.	30,200	122,173
Singapore Airlines, Ltd.	51,250	241,616
Singapore Exchange, Ltd.	30,900	288,038
Singapore Technologies Engineering, Ltd.	61,500	209,848
Singapore Telecommunications, Ltd.	260,440	586,727
Trip.com Group, Ltd. (A)	21,700	1,493,401
United Overseas Bank, Ltd.	44,308	1,176,638
Wilmar International, Ltd.	72,000	163,421
		10,845,543
South Africa - 0.8%
Absa Group, Ltd.	29,798	298,669
Anglo American Platinum, Ltd.	2,302	69,437
Aspen Pharmacare Holdings, Ltd.	13,036	113,597
Bid Corp., Ltd.	11,763	267,987
Capitec Bank Holdings, Ltd.	3,067	509,506
Clicks Group, Ltd.	8,355	165,271
Discovery, Ltd.	18,977	195,419
Exxaro Resources, Ltd.	8,997	74,961
FirstRand, Ltd.	177,055	710,202
Gold Fields, Ltd.	30,955	404,996
Harmony Gold Mining Company, Ltd.	18,873	151,285
Impala Platinum Holdings, Ltd. (A)	31,717	148,291
Kumba Iron Ore, Ltd.	2,164	37,515
MTN Group, Ltd.	59,164	287,550
Naspers, Ltd., N Shares	5,944	1,316,343
Nedbank Group, Ltd.	16,333	244,341
Old Mutual, Ltd.	182,601	117,772
OUTsurance Group, Ltd.	28,715	100,843
Pepkor Holdings, Ltd. (B)	70,740	108,349
Remgro, Ltd.	17,781	145,784
Sanlam, Ltd.	59,860	275,776
Sasol, Ltd.	19,396	85,415
Shoprite Holdings, Ltd.	17,628	274,151
Sibanye Stillwater, Ltd. (A)	101,051	80,660
Standard Bank Group, Ltd.	46,185	542,389
The Bidvest Group, Ltd.	11,986	167,299
Vodacom Group, Ltd.	21,952	117,890
Woolworths Holdings, Ltd.	33,746	111,279
		7,122,977
South Korea - 2.5%
Alteogen, Inc. (A)	1,400	290,835
Amorepacific Corp. (A)	975	68,998
Celltrion, Inc.	5,619	708,047
CJ CheilJedang Corp.	287	49,430
Coway Company, Ltd. (A)	2,324	104,858
DB Insurance Company, Ltd.	1,585	110,126
Doosan Bobcat, Inc.	1,900	53,295
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Doosan Enerbility Company, Ltd. (A)	15,327	$180,199
Ecopro BM Company, Ltd. (A)	1,656	121,253
Ecopro Company, Ltd. (A)	3,370	129,210
Ecopro Materials Company, Ltd. (A)	475	20,697
Enchem Company, Ltd. (A)	395	35,287
GS Holdings Corp. (A)	1,749	46,393
Hana Financial Group, Inc.	10,253	392,313
Hanjin Kal Corp. (A)	920	46,686
Hankook Tire & Technology Company, Ltd. (A)	2,561	66,125
Hanmi Pharm Company, Ltd.	243	45,953
Hanmi Semiconductor Company, Ltd.	1,497	82,063
Hanwha Aerospace Company, Ltd. (A)	1,079	237,906
Hanwha Ocean Company, Ltd. (A)	3,237	81,295
HD Hyundai Company, Ltd.	1,555	83,379
HD Hyundai Electric Company, Ltd.	762	195,916
HD Hyundai Heavy Industries Company, Ltd. (A)	768	148,736
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,463	224,994
HLB, Inc. (A)	4,042	198,441
HMM Company, Ltd. (A)	8,540	102,014
HYBE Company, Ltd. (A)	717	93,561
Hyundai Glovis Company, Ltd.	1,298	103,543
Hyundai Mobis Company, Ltd.	2,223	353,539
Hyundai Motor Company	4,857	689,552
Hyundai Rotem Company, Ltd. (A)	2,681	89,937
Industrial Bank of Korea	9,540	92,484
Kakao Corp.	10,776	276,150
KakaoBank Corp. (A)	5,704	80,593
KB Financial Group, Inc.	12,892	725,961
KB Financial Group, Inc., ADR	430	24,467
Kia Corp.	8,406	568,830
Korea Aerospace Industries, Ltd. (A)	2,519	93,611
Korea Electric Power Corp. (A)	6,370	86,293
Korea Electric Power Corp., ADR	4,277	29,426
Korea Investment Holdings Company, Ltd. (A)	1,446	69,339
Korea Zinc Company, Ltd.	182	123,274
Korean Air Lines Company, Ltd. (A)	6,728	102,370
Krafton, Inc. (A)	992	209,039
KT&G Corp.	3,672	265,699
Kumho Petrochemical Company, Ltd. (A)	614	37,601
L&F Company, Ltd. (A)	878	47,464
LG Chem, Ltd. (A)	1,733	290,333
LG Corp. (A)	3,251	157,522
LG Display Company, Ltd. (A)	9,494	57,940
LG Display Company, Ltd., ADR (A)	2,454	7,534
LG Electronics, Inc.	3,973	223,219
LG Energy Solution, Ltd. (A)	1,620	378,328
LG H&H Company, Ltd. (A)	358	73,636
LG Innotek Company, Ltd. (A)	575	62,237
LG Uplus Corp.	9,062	63,363
Lotte Chemical Corp.	674	27,229
LS Electric Company, Ltd. (A)	526	56,932
Meritz Financial Group, Inc. (A)	3,559	250,043
Mirae Asset Securities Company, Ltd.	7,084	38,185
NAVER Corp. (A)	4,576	610,576
NCSoft Corp. (A)	550	67,916
Netmarble Corp. (A)(B)	888	30,875
NH Investment & Securities Company, Ltd.	5,165	48,620
Orion Corp. (A)	821	56,712
Posco DX Company, Ltd.	1,819	23,157
POSCO Future M Company, Ltd.	1,059	100,051

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
POSCO Holdings, Inc.	2,532	$431,918
Posco International Corp.	1,782	47,337
Samsung Biologics Company, Ltd. (A)(B)	616	394,713
Samsung C&T Corp. (A)	2,890	223,308
Samsung E&A Company, Ltd. (A)	5,310	59,190
Samsung Electro-Mechanics Company, Ltd. (A)	1,973	163,646
Samsung Electronics Company, Ltd.	168,221	6,003,271
Samsung Fire & Marine Insurance Company, Ltd.	1,085	262,674
Samsung Heavy Industries Company, Ltd. (A)	22,841	174,266
Samsung Life Insurance Company, Ltd.	2,756	176,359
Samsung SDI Company, Ltd. (A)	1,904	314,710
Samsung SDS Company, Ltd. (A)	1,499	128,989
Shinhan Financial Group Company, Ltd.	14,733	477,744
Shinhan Financial Group Company, Ltd., ADR	350	11,508
SK Biopharmaceuticals Company, Ltd. (A)	1,071	79,978
SK Bioscience Company, Ltd. (A)	763	25,979
SK Hynix, Inc.	19,232	2,203,801
SK Innovation Company, Ltd. (A)	2,192	165,708
SK Square Company, Ltd. (A)	3,395	178,297
SK Telecom Company, Ltd.	1,870	70,073
SK, Inc.	1,269	112,644
SKC Company, Ltd. (A)	859	60,460
S-Oil Corp.	1,876	70,052
Woori Financial Group, Inc.	20,798	216,700
Yuhan Corp. (A)	1,941	156,385
		22,821,300
Spain - 1.7%
Acciona SA	843	94,864
ACS Actividades de Construccion y Servicios SA	6,435	322,474
Aena SME SA (B)	2,630	536,778
Amadeus IT Group SA	15,868	1,120,031
Banco Bilbao Vizcaya Argentaria SA	204,739	2,003,258
Banco de Sabadell SA	191,623	372,376
Banco Santander SA	520,054	2,405,903
Banco Santander SA (Mexican Stock Exchange) (A)	22,856	104,135
CaixaBank SA	132,125	717,330
Cellnex Telecom SA (A)(B)	17,419	550,206
EDP Renovaveis SA	10,943	113,659
Endesa SA	12,378	266,180
Grifols SA (A)	11,763	111,161
Iberdrola SA	209,611	2,888,489
Industria de Diseno Textil SA	38,256	1,959,625
Redeia Corp. SA	13,732	234,492
Repsol SA	42,881	521,775
Telefonica SA (D)	139,075	567,549
		14,890,285
Sweden - 2.2%
AddTech AB, B Shares	9,107	248,146
Alfa Laval AB	10,147	424,704
Assa Abloy AB, B Shares	35,151	1,038,231
Atlas Copco AB, A Shares	94,201	1,437,663
Atlas Copco AB, B Shares	54,741	739,606
Beijer Ref AB	13,260	195,692
Boliden AB	9,749	274,287
Epiroc AB, A Shares	22,715	395,868
Epiroc AB, B Shares	14,979	233,690
EQT AB	12,864	355,610
Essity AB, B Shares	21,462	573,856
Evolution AB (B)	5,948	458,685
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Fastighets AB Balder, B Shares (A)	24,258	$168,830
Getinge AB, B Shares	8,639	141,711
Hennes & Mauritz AB, B Shares	20,222	272,569
Hexagon AB, B Shares	72,813	695,178
Holmen AB, B Shares	3,205	117,561
Industrivarden AB, A Shares	4,345	137,342
Industrivarden AB, C Shares	5,545	175,142
Indutrade AB	9,332	233,831
Investment AB Latour, B Shares	5,009	124,943
Investor AB, B Shares	60,701	1,607,783
L.E. Lundbergforetagen AB, B Shares	3,102	140,558
Lifco AB, B Shares	7,888	228,628
Nibe Industrier AB, B Shares	51,776	202,339
Saab AB, B Shares	10,840	229,020
Sagax AB, B Shares	7,738	158,801
Sandvik AB	37,393	670,508
Securitas AB, B Shares	17,323	214,181
Skandinaviska Enskilda Banken AB, A Shares	55,895	765,990
Skanska AB, B Shares	12,918	271,632
SKF AB, B Shares	11,531	216,431
Spotify Technology SA (A)	5,400	2,415,852
Svenska Cellulosa AB SCA, B Shares	20,883	264,871
Svenska Handelsbanken AB, A Shares	50,274	519,081
Swedbank AB, A Shares	29,775	587,936
Swedish Orphan Biovitrum AB (A)	6,595	189,419
Tele2 AB, B Shares	18,899	186,906
Telefonaktiebolaget LM Ericsson, B Shares	100,604	814,737
Telia Company AB	91,625	254,671
Trelleborg AB, B Shares	7,583	259,495
Volvo AB, A Shares	8,008	195,724
Volvo AB, B Shares	55,951	1,359,731
		20,197,439
Switzerland - 6.3%
ABB, Ltd.	55,416	2,992,382
Adecco Group AG	6,058	149,649
Alcon, Inc.	17,525	1,485,901
Avolta AG (A)	3,335	133,880
Bachem Holding AG	1,275	81,539
Baloise Holding AG	1,556	281,953
Banque Cantonale Vaudoise	1,029	94,746
Barry Callebaut AG	136	181,079
BKW AG	721	119,455
Chocoladefabriken Lindt & Spruengli AG	4	439,576
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	34	377,156
Cie Financiere Richemont SA, A Shares	18,935	2,864,377
Clariant AG (A)	8,258	92,169
Coca-Cola HBC AG (A)	8,067	275,583
DSM-Firmenich AG	6,522	659,271
EMS-Chemie Holding AG	241	162,620
Galderma Group AG (A)	1,667	185,272
Geberit AG	1,160	657,864
Givaudan SA	324	1,416,329
Glencore PLC (A)	363,702	1,601,800
Helvetia Holding AG	1,256	207,158
Holcim, Ltd. (A)	18,279	1,759,993
Julius Baer Group, Ltd.	7,301	473,626
Kuehne + Nagel International AG	1,701	390,284
Logitech International SA	5,338	440,632
Lonza Group AG	2,531	1,493,894
Nestle SA	91,803	7,531,813
Novartis AG	69,423	6,758,836
Partners Group Holding AG	796	1,081,201
Roche Holding AG	24,747	6,919,428

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Roche Holding AG, Bearer Shares	1,094	$326,776
Sandoz Group AG	14,360	588,654
Schindler Holding AG	806	219,878
Schindler Holding AG, Participation Certificates	1,428	394,533
SGS SA	5,287	530,378
SIG Group AG (A)	10,451	206,647
Sika AG	5,347	1,275,832
Sonova Holding AG	1,838	601,044
STMicroelectronics NV	23,723	594,187
Straumann Holding AG	3,915	493,139
Swiss Life Holding AG	1,008	778,244
Swiss Prime Site AG	2,723	296,792
Swiss Re AG	10,578	1,532,060
Swisscom AG	908	505,351
Temenos AG	1,979	139,837
The Swatch Group AG, Bearer Shares	986	179,216
UBS Group AG	115,849	3,546,920
VAT Group AG (B)	947	358,074
Zurich Insurance Group AG	5,155	3,066,017
		56,943,045
Taiwan - 5.8%
Accton Technology Corp.	18,000	423,068
Acer, Inc.	99,018	119,944
Advantech Company, Ltd.	16,623	175,310
Airtac International Group	5,185	133,182
Alchip Technologies, Ltd.	3,000	298,895
ASE Technology Holding Company, Ltd.	115,338	566,360
Asia Cement Corp.	79,863	98,361
Asia Vital Components Company, Ltd.	11,000	207,512
Asustek Computer, Inc.	24,952	467,701
AUO Corp. (A)	219,061	97,736
Catcher Technology Company, Ltd.	21,184	125,136
Cathay Financial Holding Company, Ltd.	334,373	695,453
Chailease Holding Company, Ltd.	54,966	189,134
Chang Hwa Commercial Bank, Ltd.	191,851	104,361
Cheng Shin Rubber Industry Company, Ltd.	66,680	99,590
China Airlines, Ltd.	94,000	73,440
China Steel Corp.	408,388	244,579
Chunghwa Telecom Company, Ltd.	132,148	497,462
Compal Electronics, Inc.	139,764	160,018
CTBC Financial Holding Company, Ltd.	550,465	655,294
Delta Electronics, Inc.	67,866	888,315
E Ink Holdings, Inc.	29,000	241,476
E.Sun Financial Holding Company, Ltd.	497,998	408,826
Eclat Textile Company, Ltd.	6,259	96,982
eMemory Technology, Inc.	2,000	204,335
Eva Airways Corp.	93,000	125,672
Evergreen Marine Corp. Taiwan, Ltd.	35,826	245,755
Far Eastern New Century Corp.	99,875	96,178
Far EasTone Telecommunications Company, Ltd.	61,159	166,634
Feng TAY Enterprise Company, Ltd.	19,262	77,990
First Financial Holding Company, Ltd.	388,869	321,103
Formosa Chemicals & Fibre Corp.	121,212	100,829
Formosa Plastics Corp.	132,086	142,900
Fortune Electric Company, Ltd.	4,400	75,329
Fubon Financial Holding Company, Ltd.	288,641	793,766
Gigabyte Technology Company, Ltd.	17,000	140,657
Global Unichip Corp.	3,000	123,865
Globalwafers Company, Ltd.	9,000	104,591
Hon Hai Precision Industry Company, Ltd.	439,368	2,456,353
Hotai Motor Company, Ltd.	11,200	211,238
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Hua Nan Financial Holdings Company, Ltd.	310,297	$247,149
Innolux Corp. (A)	261,495	114,260
International Games System Company, Ltd.	8,000	237,542
Inventec Corp.	89,899	136,991
Jentech Precision Industrial Company, Ltd.	3,000	139,097
KGI Financial Holding Company, Ltd.	553,133	289,771
Largan Precision Company, Ltd.	3,143	255,867
Lite-On Technology Corp.	67,626	204,742
MediaTek, Inc.	53,340	2,293,073
Mega Financial Holding Company, Ltd.	410,973	484,506
Micro-Star International Company, Ltd.	25,000	139,628
Nan Ya Plastics Corp.	167,992	153,013
Nanya Technology Corp. (A)	43,000	38,265
Nien Made Enterprise Company, Ltd.	6,000	66,980
Novatek Microelectronics Corp.	20,361	311,042
Pegatron Corp.	69,989	195,712
PharmaEssentia Corp. (A)	8,000	149,875
Pou Chen Corp.	78,641	88,366
President Chain Store Corp.	19,496	156,322
Quanta Computer, Inc.	94,771	824,833
Realtek Semiconductor Corp.	16,999	293,784
Ruentex Development Company, Ltd.	51,840	67,739
Shin Kong Financial Holding Company, Ltd. (A)	491,956	176,854
SinoPac Financial Holdings Company, Ltd.	364,253	253,952
Synnex Technology International Corp.	41,928	90,459
Taishin Financial Holding Company, Ltd.	404,076	214,228
Taiwan Business Bank	235,202	106,418
Taiwan Cooperative Financial Holding Company, Ltd.	366,659	271,509
Taiwan High Speed Rail Corp.	66,000	55,939
Taiwan Mobile Company, Ltd.	63,257	218,878
Taiwan Semiconductor Manufacturing Company, Ltd.	863,227	28,054,923
TCC Group Holdings Company, Ltd.	232,594	224,707
The Shanghai Commercial & Savings Bank, Ltd.	133,142	160,665
Unimicron Technology Corp.	47,000	201,393
Uni-President Enterprises Corp.	167,487	412,921
United Microelectronics Corp.	397,313	517,539
Vanguard International Semiconductor Corp.	33,837	103,068
Voltronic Power Technology Corp.	2,000	113,210
Walsin Lihwa Corp.	97,735	70,566
Wan Hai Lines, Ltd.	22,770	56,269
Wistron Corp.	90,000	284,334
Wiwynn Corp.	3,000	238,162
WPG Holdings, Ltd.	54,840	114,193
Yageo Corp.	14,355	236,211
Yang Ming Marine Transport Corp.	60,000	138,450
Yuanta Financial Holding Company, Ltd.	358,632	371,202
Zhen Ding Technology Holding, Ltd.	23,000	84,001
		52,113,938
Thailand - 0.4%
Advanced Info Service PCL	40,400	338,968
Airports of Thailand PCL	144,700	251,732
Airports of Thailand PCL, NVDR	6,300	10,960
Bangkok Dusit Medical Services PCL, NVDR	387,300	277,991
Bangkok Expressway & Metro PCL, NVDR	354,600	73,666
Bumrungrad Hospital PCL, NVDR	20,500	119,681
Central Pattana PCL, NVDR	71,100	118,636

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Central Retail Corp. PCL	45,441	$44,997
Central Retail Corp. PCL, NVDR	18,000	17,824
Charoen Pokphand Foods PCL	136,200	90,951
CP ALL PCL	184,600	300,942
CP ALL PCL, NVDR	20,200	32,931
CP AXTRA PCL	70,567	56,400
Delta Electronics Thailand PCL, NVDR	105,500	467,549
Gulf Energy Development PCL, NVDR	101,050	175,657
Home Product Center PCL	204,400	55,993
Intouch Holdings PCL, NVDR	32,900	93,349
Kasikornbank PCL, NVDR	20,000	91,032
Krung Thai Bank PCL	164,375	101,134
Krungthai Card PCL	30,800	45,064
Minor International PCL, NVDR	131,483	99,831
PTT Exploration & Production PCL	47,147	165,721
PTT Global Chemical PCL	87,373	62,262
PTT Oil & Retail Business PCL, NVDR	102,500	39,899
PTT PCL	329,000	306,739
PTT PCL, NVDR	23,100	21,537
SCB X PCL	23,348	80,378
SCB X PCL, NVDR	6,200	21,344
Thai Oil PCL	50,886	42,365
The Siam Cement PCL	12,000	58,947
The Siam Cement PCL, NVDR	14,300	70,245
TMBThanachart Bank PCL, NVDR	829,800	45,221
True Corp. PCL (A)	269,362	87,438
True Corp. PCL, NVDR (A)	90,400	29,345
		3,896,729
Turkey - 0.2%
Akbank TAS	109,420	200,355
Aselsan Elektronik Sanayi Ve Ticaret AS	46,762	95,797
BIM Birlesik Magazalar AS	16,428	245,293
Coca-Cola Icecek AS	28,919	48,937
Eregli Demir ve Celik Fabrikalari TAS	98,182	67,657
Ford Otomotiv Sanayi AS	2,390	63,211
Haci Omer Sabanci Holding AS	34,855	94,485
KOC Holding AS	26,797	135,238
Pegasus Hava Tasimaciligi AS (A)	7,693	46,296
Sasa Polyester Sanayi AS (A)	373,267	42,913
Turk Hava Yollari AO (A)	18,859	149,656
Turkcell Iletisim Hizmetleri AS	42,620	111,611
Turkiye Is Bankasi AS, Class C	336,501	128,611
Turkiye Petrol Rafinerileri AS	34,986	140,323
Turkiye Sise ve Cam Fabrikalari AS	47,094	55,206
Yapi ve Kredi Bankasi AS	118,497	102,401
		1,727,990
United Arab Emirates - 0.0%
NMC Health PLC (A)(E)	4,471	0
United Kingdom - 9.0%
3i Group PLC	34,136	1,519,496
Admiral Group PLC	8,900	294,019
Anglo American PLC	44,564	1,317,624
AngloGold Ashanti PLC	17,610	393,859
Ashtead Group PLC	15,404	953,011
Associated British Foods PLC	11,883	303,115
AstraZeneca PLC	54,604	7,119,216
Auto Trader Group PLC (B)	31,085	307,580
Aviva PLC	96,832	567,540
BAE Systems PLC	106,357	1,525,713
Barclays PLC	510,061	1,706,246
Barratt Redrow PLC	48,297	264,757
BP PLC	567,637	2,805,798
British American Tobacco PLC	70,589	2,547,172
BT Group PLC	237,392	427,893
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Bunzl PLC	11,855	$488,129
Centrica PLC	192,412	321,014
Coca-Cola Europacific Partners PLC	400	30,724
Coca-Cola Europacific Partners PLC (Euronext Amsterdam Exchange)	6,887	535,785
Compass Group PLC	59,934	1,994,200
Croda International PLC	4,570	193,298
Diageo PLC	78,397	2,491,274
Endeavour Mining PLC	6,282	112,211
Entain PLC	21,740	186,623
GSK PLC	145,997	2,462,559
Haleon PLC	255,992	1,207,035
Halma PLC	13,950	468,006
Hargreaves Lansdown PLC	13,764	188,871
Hikma Pharmaceuticals PLC	6,907	172,203
HSBC Holdings PLC	638,921	6,276,153
Imperial Brands PLC	29,156	932,371
Informa PLC	48,542	484,136
InterContinental Hotels Group PLC	5,589	695,400
Intertek Group PLC	6,021	355,718
J Sainsbury PLC	55,808	190,702
JD Sports Fashion PLC	87,670	104,787
Kingfisher PLC	65,606	203,926
Land Securities Group PLC	25,882	189,015
Legal & General Group PLC	209,707	602,134
Lloyds Banking Group PLC	2,152,581	1,470,052
London Stock Exchange Group PLC	16,754	2,364,898
M&G PLC	75,877	187,766
Marks & Spencer Group PLC	71,983	337,109
Melrose Industries PLC	45,639	315,381
Mondi PLC	12,600	187,583
Mondi PLC (Johannesburg Stock Exchange)	3,761	55,525
National Grid PLC	168,600	2,003,000
NatWest Group PLC	247,757	1,241,567
Next PLC	4,249	504,023
Pearson PLC	21,043	337,432
Persimmon PLC	11,973	178,845
Phoenix Group Holdings PLC	27,163	173,088
Reckitt Benckiser Group PLC	24,261	1,468,529
RELX PLC	43,321	1,962,820
RELX PLC	22,799	1,032,472
Rentokil Initial PLC	88,467	441,579
Rio Tinto PLC	39,706	2,343,836
Rolls-Royce Holdings PLC (A)	295,177	2,093,205
Schroders PLC	29,188	117,981
Segro PLC	44,041	386,285
Severn Trent PLC	9,413	295,119
Shell PLC	217,738	6,787,076
Smith & Nephew PLC	30,660	379,950
Smiths Group PLC	12,075	258,893
Spirax Group PLC	2,735	233,954
SSE PLC	39,348	788,707
Standard Chartered PLC	73,749	907,934
Taylor Wimpey PLC	139,593	212,460
Tesco PLC	247,643	1,138,992
The Berkeley Group Holdings PLC	3,908	190,187
The Sage Group PLC	35,769	568,312
Unilever PLC	87,418	4,967,119
United Utilities Group PLC	24,018	315,949
Vodafone Group PLC	810,776	691,653
Whitbread PLC	6,683	246,000
Wise PLC, Class A (A)	20,804	276,512
WPP PLC	37,695	388,552
		80,789,658

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States - 0.1%
BeiGene, Ltd. (A)	23,300	$332,207
Legend Biotech Corp., ADR (A)	2,500	81,350
RB Global, Inc.	6,400	577,645
Southern Copper Corp.	3,037	276,762
		1,267,964
TOTAL COMMON STOCKS (Cost $651,808,323)		$890,617,654
PREFERRED SECURITIES - 0.7%
Brazil - 0.3%
Banco Bradesco SA	186,281	350,265
Banco BTG Pactual SA	4	5
Centrais Eletricas Brasileiras SA, B Shares	7,400	45,278
Cia Energetica de Minas Gerais	61,322	109,392
Companhia Paranaense de Energia, B Shares	38,400	56,801
Gerdau SA	54,936	160,424
Itau Unibanco Holding SA	169,989	840,923
Itausa SA	199,647	285,212
Petroleo Brasileiro SA	157,051	928,875
		2,777,175
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	490	18,011
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	156,572
Dr. Ing. h.c. F. Porsche AG (B)	3,890	235,731
Henkel AG & Company KGaA	5,936	520,950
Porsche Automobil Holding SE	5,695	214,591
Sartorius AG	903	200,677
Volkswagen AG	7,263	670,123
		1,998,644
South Korea - 0.1%
Hyundai Motor Company	793	81,388
Hyundai Motor Company, 2nd Preferred	1,197	125,610
LG Chem, Ltd. (A)	265	28,333
Samsung Electronics Company, Ltd.	28,859	857,169
		1,092,500
TOTAL PREFERRED SECURITIES (Cost $7,498,283)		$5,886,330
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS - 0.0%
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(E)(F)	700	$0
TOTAL WARRANTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
Fidelity Government Portfolio, Institutional Class, 4.3914% (G)	10,599,879	10,599,879
John Hancock Collateral Trust, 4.2987% (G)(H)	139,185	1,392,383
TOTAL SHORT-TERM INVESTMENTS (Cost $11,992,224)		$11,992,262
Total Investments (International Equity Index Trust) (Cost $671,298,830) - 101.0%		$908,496,246
Other assets and liabilities, net - (1.0%)		(9,195,611)
TOTAL NET ASSETS - 100.0%		$899,300,635
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	All or a portion of this security is on loan as of 12-31-24.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 12-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	49	Long	Mar 2025	$5,747,321	$5,554,885	$(192,436)
Mini MSCI Emerging Markets Index Futures	61	Long	Mar 2025	3,395,416	3,275,395	(120,021)
MSCI Kuwait Index Futures	121	Long	Mar 2025	1,938,010	1,950,520	12,510
MSCI Qatar Index Futures	129	Long	Mar 2025	2,208,462	2,185,260	(23,202)
MSCI UAE Index Futures	80	Long	Mar 2025	3,482,929	3,492,800	9,871
S&P/TSX 60 Index Futures	5	Long	Mar 2025	1,063,679	1,033,149	(30,530)
						$(343,808)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.6%
Australia - 6.5%
Accent Group, Ltd.	6,857	$9,914
Adairs, Ltd.	7,840	13,108
Ainsworth Game Technology, Ltd. (A)	10,192	5,466
Alcidion Group, Ltd. (A)	43,339	1,611
Alkane Resources, Ltd. (A)	25,036	7,873
Alliance Aviation Services, Ltd. (A)	3,238	5,955
AMA Group, Ltd. (A)(B)	150,193	5,198
Amotiv, Ltd.	4,059	26,583
AMP, Ltd.	110,740	108,449
Amplitude Energy, Ltd. (A)	158,205	20,032
Ansell, Ltd.	5,194	108,520
Appen, Ltd. (A)	7,064	11,487
Arafura Rare Earths, Ltd. (A)	147,349	10,457
ARB Corp., Ltd.	3,302	82,769
Archer Materials, Ltd. (A)	10,038	3,609
ARN Media, Ltd.	20,357	9,246
Articore Group, Ltd. (A)	13,929	2,415
AUB Group, Ltd.	5,097	98,331
Audinate Group, Ltd. (A)	5,069	23,184
Aurelia Metals, Ltd. (A)	115,998	12,187
Aussie Broadband, Ltd.	9,321	20,608
Austal, Ltd. (A)	16,674	31,939
Australian Agricultural Company, Ltd. (A)	28,065	24,330
Australian Clinical Labs, Ltd.	5,715	12,159
Australian Ethical Investment, Ltd.	4,074	13,562
Australian Finance Group, Ltd.	15,010	14,028
Australian Strategic Materials, Ltd. (A)	2,805	917
Auswide Bank, Ltd.	792	2,380
AVZ Minerals, Ltd. (A)(C)	98,026	24,846
Baby Bunting Group, Ltd.	5,551	5,763
Bank of Queensland, Ltd.	26,893	111,352
Bapcor, Ltd.	15,610	45,596
Beach Energy, Ltd.	64,298	55,666
Beacon Lighting Group, Ltd. (B)	6,772	12,802
Bega Cheese, Ltd.	10,885	38,807
Bell Financial Group, Ltd.	10,635	8,731
Bellevue Gold, Ltd. (A)	58,605	40,536
BetMakers Technology Group, Ltd. (A)	14,102	914
Bigtincan Holdings, Ltd. (A)	38,973	4,829
Boss Energy, Ltd. (A)	15,075	22,582
Bravura Solutions, Ltd. (A)	19,369	26,840
Breville Group, Ltd.	3,664	80,030
Brickworks, Ltd.	2,970	47,075
Bubs Australia, Ltd. (A)	33,097	2,049
Calidus Resources, Ltd. (A)(C)	42,400	2,716
Capricorn Metals, Ltd. (A)	14,475	55,963
Carnarvon Energy, Ltd. (A)	51,813	4,807
Cash Converters International, Ltd.	14,501	2,200
Cedar Woods Properties, Ltd.	5,696	19,367
Cettire, Ltd. (A)	7,920	7,381
Challenger, Ltd.	19,023	70,615
Champion Iron, Ltd.	13,415	47,621
Chrysos Corp., Ltd. (A)	1,788	5,463
Clinuvel Pharmaceuticals, Ltd.	2,335	17,409
Clover Corp., Ltd.	8,155	2,259
Coast Entertainment Holdings, Ltd. (A)	39,016	11,811
Codan, Ltd.	5,930	59,111
Collins Foods, Ltd.	5,736	25,726
Corporate Travel Management, Ltd.	4,156	34,007
Credit Corp. Group, Ltd.	3,047	30,040
Data#3, Ltd.	5,537	21,873
De Grey Mining, Ltd. (A)	67,706	73,619
Deep Yellow, Ltd. (A)	31,653	21,901
Deterra Royalties, Ltd.	10,662	24,480
Dicker Data, Ltd.	2,871	14,951
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Domain Holdings Australia, Ltd.	11,859	$18,529
Domino's Pizza Enterprises, Ltd.	2,539	46,197
Downer EDI, Ltd.	26,043	84,436
Eagers Automotive, Ltd.	4,898	35,794
Elders, Ltd.	8,281	36,623
Emeco Holdings, Ltd. (A)	22,924	12,973
Emerald Resources NL (A)	21,418	42,859
EML Payments, Ltd. (A)	16,327	8,416
Enero Group, Ltd.	3,952	2,692
EQT Holdings, Ltd.	1,030	20,375
EVT, Ltd.	4,108	28,861
Finbar Group, Ltd.	8,370	4,141
FleetPartners Group, Ltd. (A)	16,681	27,808
Fleetwood, Ltd.	8,058	9,684
Flight Centre Travel Group, Ltd.	6,231	64,236
Frontier Digital Ventures, Ltd. (A)	11,391	2,432
G8 Education, Ltd.	51,376	41,495
Galan Lithium, Ltd. (A)(B)	24,061	2,076
Genesis Minerals, Ltd. (A)	12,945	19,674
Gold Road Resources, Ltd.	45,404	57,302
GrainCorp, Ltd., Class A	9,793	44,428
Grange Resources, Ltd.	21,083	2,870
GWA Group, Ltd.	12,453	18,650
Hansen Technologies, Ltd.	6,495	21,493
Harvey Norman Holdings, Ltd.	12,930	37,281
Healius, Ltd. (A)	30,121	25,434
Helia Group, Ltd.	14,393	39,749
Highfield Resources, Ltd. (A)	13,495	2,021
HUB24, Ltd.	3,168	135,942
Humm Group, Ltd.	29,582	12,712
IDP Education, Ltd.	7,627	59,404
IGO, Ltd.	7,477	21,982
Iluka Resources, Ltd.	10,545	32,831
Imdex, Ltd.	25,654	36,774
Immutep, Ltd. (A)	32,224	7,284
Infomedia, Ltd.	17,584	16,759
Inghams Group, Ltd.	13,624	26,785
Insignia Financial, Ltd.	28,538	62,604
Integral Diagnostics, Ltd.	19,123	34,467
Ioneer, Ltd. (A)(B)	61,614	6,089
IPH, Ltd.	11,409	35,448
IRESS, Ltd. (A)	2,071	11,930
IVE Group, Ltd.	11,452	14,871
Johns Lyng Group, Ltd. (B)	7,242	16,716
Jumbo Interactive, Ltd.	2,253	19,390
Jupiter Mines, Ltd.	72,822	6,518
Karoon Energy, Ltd.	26,749	23,104
Kelsian Group, Ltd.	8,384	18,934
Kogan.com, Ltd.	2,002	7,670
Lendlease Corp., Ltd.	20,814	79,995
Lifestyle Communities, Ltd.	4,954	26,137
Lindsay Australia, Ltd.	21,798	11,801
Lovisa Holdings, Ltd.	3,010	56,035
Lycopodium, Ltd.	1,317	8,100
MA Financial Group, Ltd.	4,146	15,678
Macmahon Holdings, Ltd.	112,440	23,973
Macquarie Technology Group, Ltd. (A)	470	25,639
Magellan Financial Group, Ltd.	5,757	39,506
Mayne Pharma Group, Ltd. (A)	4,957	15,257
McMillan Shakespeare, Ltd.	2,468	22,887
McPherson's, Ltd.	9,168	1,817
Megaport, Ltd. (A)	4,479	20,335
Mesoblast, Ltd. (A)(B)	18,183	34,782
Metals X, Ltd. (A)	48,765	12,507
Metcash, Ltd.	41,758	79,967

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Michael Hill International, Ltd.	16,629	$6,055
Monadelphous Group, Ltd.	4,455	38,530
Monash IVF Group, Ltd.	21,798	17,139
Mount Gibson Iron, Ltd. (A)	19,096	3,480
Myer Holdings, Ltd.	39,744	30,173
MyState, Ltd.	5,893	16,259
Nanosonics, Ltd. (A)	11,541	21,459
Navigator Global Investments, Ltd.	11,684	12,417
Netwealth Group, Ltd.	3,423	60,728
Neuren Pharmaceuticals, Ltd. (A)	1,723	13,296
New Hope Corp., Ltd.	23,547	72,255
nib holdings, Ltd.	20,171	68,352
Nick Scali, Ltd.	2,772	25,727
Nickel Industries, Ltd.	57,059	29,034
Nine Entertainment Company Holdings, Ltd.	57,796	44,088
Novonix, Ltd. (A)(B)	11,595	5,263
NRW Holdings, Ltd.	19,940	47,286
Nufarm, Ltd.	14,586	31,923
Nuix, Ltd. (A)	10,473	40,869
Objective Corp., Ltd.	921	9,047
OFX Group, Ltd. (A)	14,134	12,387
Omni Bridgeway, Ltd. (A)	15,737	14,143
oOh!media, Ltd.	31,712	23,168
Orora, Ltd.	56,536	85,761
Pacific Current Group, Ltd.	1,717	12,588
Paladin Energy, Ltd. (A)	6,944	32,327
Paladin Energy, Ltd. (Toronto Stock Exchange) (A)	2,098	9,780
Panoramic Resources, Ltd. (A)(C)	95,428	2,067
Pantoro, Ltd. (A)	126,594	7,018
Peet, Ltd.	13,800	12,431
PeopleIN, Ltd.	5,305	3,217
Perenti, Ltd.	35,432	30,562
Perpetual, Ltd.	3,944	48,484
Perseus Mining, Ltd.	54,471	86,275
PEXA Group, Ltd. (A)	4,479	36,044
Platinum Asset Management, Ltd.	22,136	9,434
Praemium, Ltd.	28,131	12,779
Premier Investments, Ltd.	2,387	47,374
Propel Funeral Partners, Ltd.	3,234	11,747
PWR Holdings, Ltd.	3,396	16,499
Ramelius Resources, Ltd.	39,600	50,507
ReadyTech Holdings, Ltd. (A)	4,809	9,223
Regis Healthcare, Ltd.	10,577	39,206
Regis Resources, Ltd. (A)	35,749	56,150
Resolute Mining, Ltd. (A)	88,090	21,384
Ridley Corp., Ltd.	12,071	20,164
RPMGlobal Holdings, Ltd. (A)	6,670	12,569
Sandfire Resources, Ltd. (A)	17,872	102,095
Select Harvests, Ltd. (A)	8,313	21,824
Servcorp, Ltd.	3,171	9,636
Service Stream, Ltd.	27,275	26,324
Seven West Media, Ltd. (A)	85,038	7,894
SG Fleet Group, Ltd.	8,938	18,864
Sigma Healthcare, Ltd.	86,355	139,609
Silver Mines, Ltd. (A)	92,373	4,425
Sims, Ltd.	7,974	58,397
SmartGroup Corp., Ltd.	4,810	23,074
SolGold PLC (A)	65,333	5,655
Solvar, Ltd.	10,468	9,648
Southern Cross Media Group, Ltd.	17,291	6,421
SRG Global, Ltd.	40,587	34,695
St. Barbara, Ltd. (A)	43,956	6,077
Stanmore Resources, Ltd.	9,875	18,343
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Strike Energy, Ltd. (A)	118,299	$15,333
Super Retail Group, Ltd.	5,206	48,763
Superloop, Ltd. (A)	32,913	44,509
Syrah Resources, Ltd. (A)(B)	62,038	7,858
Tabcorp Holdings, Ltd.	93,926	32,741
Temple & Webster Group, Ltd. (A)	1,514	12,234
Ten Sixty Four, Ltd. (A)(C)	8,127	2,867
Terracom, Ltd.	32,978	3,667
The Reject Shop, Ltd.	2,561	4,420
The Star Entertainment Group, Ltd. (A)(B)	35,991	4,215
Tuas, Ltd. (A)	6,509	25,577
Tyro Payments, Ltd. (A)	10,423	5,247
Vault Minerals, Ltd. (A)	84,392	17,150
Ventia Services Group Pty, Ltd.	27,017	60,019
Viva Energy Group, Ltd. (D)	27,639	44,990
Vulcan Energy Resources, Ltd. (A)	4,422	14,651
WEB Travel Group, Ltd. (A)	16,369	46,393
Webjet Group, Ltd. (A)	16,369	8,800
West African Resources, Ltd. (A)	46,675	41,243
Westgold Resources, Ltd.	30,316	52,806
Westgold Resources, Ltd. (Toronto Stock Exchange) (A)	12,115	21,239
Whitehaven Coal, Ltd.	27,612	105,703
Zip Company, Ltd. (A)	81,836	148,788
		6,188,076
Austria - 1.4%
Addiko Bank AG (A)(B)	668	13,634
Agrana Beteiligungs AG	724	7,887
ams-OSRAM AG (A)	4,452	29,182
ANDRITZ AG	2,533	128,570
AT&S Austria Technologie & Systemtechnik AG (A)(B)	1,188	14,915
BAWAG Group AG (A)(D)	4,618	389,013
CA Immobilien Anlagen AG (B)	1,426	34,323
DO & Company AG (A)	278	51,855
Eurotelesites AG (A)	1,109	5,376
EVN AG	1,321	29,986
Fabasoft AG	599	10,455
FACC AG (A)	1,116	6,881
IMMOFINANZ AG (A)	945	14,542
Kapsch TrafficCom AG (A)	191	1,150
Kontron AG	2,318	46,777
Lenzing AG (A)(B)	566	17,303
Mayr Melnhof Karton AG	302	24,784
Oesterreichische Post AG (B)	1,378	41,081
Palfinger AG	876	17,876
POLYTEC Holding AG (A)	995	2,061
Porr AG	876	16,005
RHI Magnesita NV	552	22,390
Rosenbauer International AG (A)	174	6,184
Schoeller-Bleckmann Oilfield Equipment AG (B)	445	13,674
Semperit AG Holding (B)	822	10,144
Strabag SE, Bearer Shares	245	10,033
Telekom Austria AG	5,725	46,914
UBM Development AG (A)	411	6,798
UNIQA Insurance Group AG	3,329	26,978
Vienna Insurance Group AG	1,157	36,352
voestalpine AG	6,359	120,731
Wienerberger AG	4,106	113,796
Zumtobel Group AG	2,545	13,064
		1,330,714
Belgium - 1.6%
Ackermans & van Haaren NV	982	193,657
Ageas SA/NV	2,241	108,958

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
AGFA-Gevaert NV (A)	6,780	$5,074
Atenor (A)	1,218	4,275
Azelis Group NV	2,791	54,940
Barco NV	3,257	35,235
Bekaert SA	1,389	48,141
Biocartis Group NV (A)(C)(D)	4,063	1,221
bpost SA	4,236	8,630
Cie d'Entreprises CFE	416	2,502
CMB Tech NV (B)	2,324	23,077
Colruyt Group N.V	2,258	84,968
Deceuninck NV	2,515	6,316
Deme Group NV	303	43,280
Econocom Group SA/NV	6,435	12,439
Elia Group SA/NV	718	55,245
EVS Broadcast Equipment SA	811	25,994
Fagron	2,712	47,138
Galapagos NV (A)	1,566	43,043
Gimv NV	891	37,031
Immobel SA	209	4,042
Ion Beam Applications	1,305	18,089
Kinepolis Group NV	585	23,879
Lotus Bakeries NV	11	123,124
Melexis NV	863	50,457
Ontex Group NV (A)	2,807	24,382
Orange Belgium SA (A)	417	6,385
Proximus SADP	6,084	31,694
Recticel SA	2,296	24,888
Sipef NV	420	24,602
Solvay SA	3,579	115,707
Tessenderlo Group SA	1,111	21,753
Umicore SA	4,934	50,928
Van de Velde NV	377	11,446
VGP NV	618	45,674
Viohalco SA	7,173	40,001
X-Fab Silicon Foundries SE (A)(D)	3,484	18,122
		1,476,337
Bermuda - 0.2%
Hiscox, Ltd.	13,525	183,046
Cambodia - 0.0%
NagaCorp, Ltd. (A)	52,981	19,793
Canada - 10.8%
5N Plus, Inc. (A)	3,515	18,046
Acadian Timber Corp.	800	9,695
ADENTRA, Inc.	449	11,598
Advantage Energy, Ltd. (A)	9,000	61,734
Aecon Group, Inc.	3,200	60,596
Africa Oil Corp.	22,402	30,702
Ag Growth International, Inc.	1,100	38,890
AGF Management, Ltd., Class B	4,298	31,903
Aimia, Inc. (A)(B)	7,777	14,283
Air Canada (A)	4,199	65,025
AirBoss of America Corp.	1,500	3,976
Algoma Central Corp.	700	7,207
Algoma Steel Group, Inc.	1,095	10,726
Algonquin Power & Utilities Corp. (B)	18,186	80,717
Altius Minerals Corp.	1,700	31,482
Altus Group, Ltd.	2,018	78,617
Amerigo Resources, Ltd.	13,502	14,653
Andlauer Healthcare Group, Inc.	1,114	32,704
Andrew Peller, Ltd., Class A (B)	2,300	6,624
Aritzia, Inc. (A)	4,753	176,702
Ascot Resources, Ltd. (A)	13,700	1,763
Atco, Ltd., Class I	3,218	106,517
Athabasca Oil Corp. (A)	29,474	109,288
ATS Corp. (A)	4,247	129,527
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
AutoCanada, Inc. (A)(B)	1,985	$23,931
B2Gold Corp.	49,209	120,502
B2Gold Corp. (NYSE American Exchange)	5,393	13,159
Badger Infrastructure Solutions, Ltd.	1,832	45,728
Ballard Power Systems, Inc. (A)	9,718	16,158
Bausch Health Companies, Inc. (A)	12,400	100,239
Baytex Energy Corp. (B)	16,664	42,893
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd.	11,933	44,994
Bird Construction, Inc.	4,995	90,556
Bitfarms, Ltd. (A)(B)	9,400	13,929
Black Diamond Group, Ltd.	2,750	17,983
BlackBerry, Ltd. (A)	13,034	49,508
BMTC Group, Inc.	500	4,609
Boralex, Inc., Class A	4,010	80,091
Boyd Group Services, Inc.	660	99,534
BRP, Inc.	696	35,448
Calian Group, Ltd.	605	20,350
Canaccord Genuity Group, Inc.	5,281	37,143
Canacol Energy, Ltd. (A)	1,513	4,042
Canada Goose Holdings, Inc. (A)(B)	2,213	22,231
Canadian Western Bank	5,015	204,968
Canfor Corp. (A)	2,404	25,387
Capital Power Corp.	5,327	236,138
Capstone Copper Corp. (A)	26,635	164,726
Cardinal Energy, Ltd. (B)	5,530	24,929
Cascades, Inc.	4,523	37,475
Centerra Gold, Inc.	9,077	51,654
CES Energy Solutions Corp.	18,429	127,181
China Gold International Resources Corp., Ltd. (A)	18,050	93,549
CI Financial Corp.	3,299	71,008
Cineplex, Inc. (A)	1,227	10,414
Cogeco Communications, Inc.	563	26,379
Cogeco, Inc.	445	18,256
Computer Modelling Group, Ltd.	4,420	32,748
Converge Technology Solutions Corp.	2,936	6,679
Corby Spirit and Wine, Ltd.	700	6,107
Cronos Group, Inc. (A)	5,470	10,997
Cronos Group, Inc. (Nasdaq Exchange) (A)	7,260	14,665
Culico Metals, Inc. (A)(B)	1,440	120
Definity Financial Corp.	2,578	104,827
Denison Mines Corp. (A)	34,295	62,270
Dexterra Group, Inc.	1,621	8,796
Docebo, Inc. (A)	320	14,350
Doman Building Materials Group, Ltd.	3,600	21,238
Dorel Industries, Inc., Class B (A)	1,800	4,871
DREAM Unlimited Corp., Class A	1,350	20,774
Dundee Precious Metals, Inc.	7,687	69,734
Dye & Durham, Ltd.	2,990	36,568
E-L Financial Corp., Ltd.	100	92,177
Eldorado Gold Corp. (A)	8,268	122,975
Eldorado Gold Corp. (New York Stock Exchange) (A)	700	10,409
Endeavour Silver Corp. (A)	9,520	34,902
Enerflex, Ltd.	6,400	63,713
Enghouse Systems, Ltd.	1,800	33,923
Ensign Energy Services, Inc. (A)	9,800	20,317
EQB, Inc.	958	65,959
Equinox Gold Corp. (A)	16,652	83,871
ERO Copper Corp. (A)	2,900	39,098
Evertz Technologies, Ltd.	1,900	16,654
Exchange Income Corp.	568	23,254
Exco Technologies, Ltd.	1,500	7,837
Extendicare, Inc.	6,230	46,071

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Fiera Capital Corp.	5,935	$37,242
Finning International, Inc.	5,481	145,237
Firm Capital Mortgage Investment Corp.	1,100	9,137
First Majestic Silver Corp.	9,281	51,007
First Majestic Silver Corp. (New York Stock Exchange)	1,582	8,685
First Mining Gold Corp. (A)	39,000	3,256
First National Financial Corp.	700	19,645
Fortuna Mining Corp. (A)	8,500	36,485
Freehold Royalties, Ltd.	5,429	48,306
Frontera Energy Corp.	2,104	12,646
Galiano Gold, Inc. (A)	6,600	8,219
Gamehost, Inc.	100	706
GDI Integrated Facility Services, Inc. (A)	1,000	27,305
Gibson Energy, Inc.	5,806	98,877
goeasy, Ltd.	372	43,143
GoGold Resources, Inc. (A)	5,300	4,093
Gran Tierra Energy, Inc. (A)	2,516	18,466
Guardian Capital Group, Ltd., Class A	1,100	32,638
Hammond Power Solutions, Inc.	400	35,633
Hanfeng Evergreen, Inc. (A)(C)	200	0
Headwater Exploration, Inc. (B)	9,290	42,719
Heroux-Devtek, Inc. (A)	2,700	59,693
High Liner Foods, Inc.	1,773	19,698
HLS Therapeutics, Inc. (A)	700	1,914
Hudbay Minerals, Inc.	18,710	151,768
IAMGOLD Corp. (A)	22,927	118,507
Imperial Metals Corp. (A)	5,060	6,407
Information Services Corp.	800	14,576
Innergex Renewable Energy, Inc. (B)	3,863	21,634
Interfor Corp. (A)	2,920	34,107
International Petroleum Corp. (A)	337	3,941
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	3,496	40,166
International Tower Hill Mines, Ltd. (A)	2,300	1,024
Jamieson Wellness, Inc. (D)	2,200	56,184
K92 Mining, Inc. (A)	4,411	26,636
KAB Distribution, Inc. (A)(C)	7,076	0
K-Bro Linen, Inc.	600	15,811
Kelt Exploration, Ltd. (A)	10,445	51,010
Knight Therapeutics, Inc. (A)	5,400	20,061
Labrador Iron Ore Royalty Corp.	3,518	70,803
Largo, Inc. (A)	780	1,351
Lassonde Industries, Inc., Class A	200	25,716
Laurentian Bank of Canada	1,514	30,502
Leon's Furniture, Ltd.	1,883	33,771
Lightspeed Commerce, Inc. (A)	5,593	85,289
Linamar Corp.	1,866	73,721
Lucara Diamond Corp. (A)	25,184	7,271
Lundin Gold, Inc.	4,258	90,821
Magellan Aerospace Corp.	900	6,305
Mainstreet Equity Corp.	400	56,211
Major Drilling Group International, Inc. (A)	4,513	25,776
Manitok Energy, Inc. (A)(C)	16	0
Maple Leaf Foods, Inc.	4,223	59,756
Martinrea International, Inc.	4,603	28,884
Mattr Corp. (A)	4,173	36,695
MDA Space, Ltd. (A)	4,887	100,395
Medical Facilities Corp.	2,104	22,848
MEG Energy Corp.	6,245	102,530
Melcor Developments, Ltd.	1,000	8,974
Methanex Corp.	3,074	153,609
Morguard Corp.	400	32,368
MTY Food Group, Inc.	742	23,626
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Mullen Group, Ltd.	3,682	$37,346
New Gold, Inc. (A)	34,515	86,200
NFI Group, Inc. (A)	2,960	28,829
North American Construction Group, Ltd.	2,100	45,259
Northland Power, Inc.	6,765	84,242
NuVista Energy, Ltd. (A)	7,905	76,001
OceanaGold Corp.	33,600	93,031
Onex Corp.	1,890	147,629
Organigram Holdings, Inc. (A)	2,232	3,571
Orla Mining, Ltd. (A)	11,140	61,689
Osisko Gold Royalties, Ltd.	7,195	130,290
Paramount Resources, Ltd., Class A (B)	2,973	65,812
Parex Resources, Inc.	5,516	55,949
Parkland Corp.	5,019	113,512
Pason Systems, Inc.	3,936	37,267
Pet Valu Holdings, Ltd.	955	16,769
Peyto Exploration & Development Corp.	6,197	73,892
PHX Energy Services Corp.	2,600	16,858
Pine Cliff Energy, Ltd. (B)	11,000	6,964
Pizza Pizza Royalty Corp.	1,729	15,649
Polaris Renewable Energy, Inc.	1,500	13,910
Pollard Banknote, Ltd.	1,000	16,696
PrairieSky Royalty, Ltd.	9,927	193,575
Precision Drilling Corp. (A)	382	23,365
Premium Brands Holdings Corp.	1,800	99,025
Quarterhill, Inc. (A)	9,800	11,181
Quebecor, Inc., Class B	2,536	55,573
Questerre Energy Corp., Class A (A)	19,444	3,044
Real Matters, Inc. (A)	300	1,365
RF Capital Group, Inc. (A)	185	967
Richelieu Hardware, Ltd.	2,000	54,318
Rogers Sugar, Inc.	6,474	26,437
Russel Metals, Inc.	1,946	56,994
Sandstorm Gold, Ltd.	8,872	49,623
Savaria Corp.	2,300	31,825
Seabridge Gold, Inc. (A)	2,830	32,288
Secure Energy Services, Inc.	13,477	152,448
Sienna Senior Living, Inc.	3,606	39,184
SilverCrest Metals, Inc. (A)	5,921	54,001
Softchoice Corp.	800	13,491
Spartan Delta Corp. (A)	1,796	4,311
Spin Master Corp. (D)	1,400	32,988
Sprott, Inc.	1,329	56,000
Stella-Jones, Inc.	3,178	157,391
Superior Plus Corp. (B)	7,557	33,594
Surge Energy, Inc.	2,103	8,456
Tamarack Valley Energy, Ltd. (B)	18,228	60,741
Taseko Mines, Ltd. (A)	16,100	31,361
TELUS Corp.	1,433	19,430
TerraVest Industries, Inc.	600	46,666
The North West Company, Inc.	2,333	79,722
Tidewater Midstream and Infrastructure, Ltd. (A)	6,650	694
Tilray Brands, Inc. (A)	114	151
Timbercreek Financial Corp.	6,000	29,511
TLC Vision Corp. (A)(C)	3,400	0
Topaz Energy Corp.	2,000	38,749
Torex Gold Resources, Inc. (A)	3,673	72,364
Total Energy Services, Inc.	3,132	25,166
TransAlta Corp.	9,482	134,105
Transcontinental, Inc., Class A	4,783	61,790
Trevali Mining Corp. (A)(C)	3,713	238
Trican Well Service, Ltd.	16,409	58,561
Triple Flag Precious Metals Corp.	3,083	46,327
Trisura Group, Ltd. (A)	2,100	56,947

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Vecima Networks, Inc.	479	$5,315
Veren, Inc.	14,587	74,992
Veren, Inc. (New York Stock Exchange)	9,004	46,281
Vermilion Energy, Inc. (B)	4,600	43,298
Wajax Corp.	1,300	18,956
Wesdome Gold Mines, Ltd. (A)	7,800	70,053
Western Copper & Gold Corp. (A)	5,400	5,673
Western Forest Products, Inc. (A)	25,850	7,283
Westshore Terminals Investment Corp. (B)	2,189	34,309
Whitecap Resources, Inc. (B)	21,842	154,989
Winpak, Ltd.	1,677	55,684
Yellow Pages, Ltd. (B)	140	1,154
Zenith Capital Corp. (A)	1,700	85
		10,287,180
China - 0.0%
Fosun Tourism Group (A)(D)	11,400	10,841
Denmark - 2.7%
ALK-Abello A/S (A)	5,228	115,765
Alm Brand A/S	33,083	64,535
Amagerbanken A/S (A)(C)	25,580	0
Ambu A/S, Class B	7,931	114,818
Bang & Olufsen A/S (A)	7,788	10,178
Bavarian Nordic A/S (A)	2,530	66,596
Better Collective A/S (A)	1,545	15,573
CBrain A/S	389	9,710
Chemometec A/S	801	54,139
Columbus A/S	6,187	8,638
D/S Norden A/S	890	26,434
Demant A/S (A)	245	9,018
Dfds A/S	1,767	32,874
FLSmidth & Company A/S	1,909	94,637
GN Store Nord A/S (A)(B)	5,046	93,948
H Lundbeck A/S	12,897	74,077
H+H International A/S, Class B (A)	1,146	12,570
ISS A/S (B)	6,026	110,221
Jeudan A/S	380	10,720
Jyske Bank A/S	1,953	138,714
Lan & Spar Bank A/S	198	19,040
Matas A/S	2,212	41,645
Netcompany Group A/S (A)(D)	1,467	69,065
Nilfisk Holding A/S (A)	1,220	17,675
NKT A/S (A)	2,207	158,330
NNIT A/S (A)(D)	479	6,157
NTG Nordic Transport Group A/S (A)	635	22,732
Per Aarsleff Holding A/S	883	61,632
Ringkjoebing Landbobank A/S	1,037	173,813
ROCKWOOL A/S, A Shares	130	45,787
ROCKWOOL A/S, B Shares	196	69,744
Royal Unibrew A/S	1,886	132,807
Scandinavian Tobacco Group A/S (D)	3,178	42,173
Schouw & Company A/S	666	49,887
Solar A/S, B Shares	410	17,127
SP Group A/S	368	15,754
Spar Nord Bank A/S	3,586	102,643
Sparekassen Sjaelland-Fyn A/S	1,012	35,104
Sydbank A/S	2,697	142,456
TCM Group A/S (A)	507	4,757
Tivoli A/S	102	9,316
UIE PLC	1,280	54,162
Vestjysk Bank A/S	22,473	13,288
Zealand Pharma A/S (A)	1,618	160,951
		2,529,210
Finland - 2.4%
Aktia Bank OYJ (B)	2,136	20,388
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Alma Media OYJ	1,962	$22,383
Bittium OYJ	2,708	17,822
Cargotec OYJ, B Shares	1,532	81,190
Citycon OYJ (A)	4,136	13,819
Elisa OYJ	2,918	126,651
Enento Group OYJ (D)	860	15,571
EQ OYJ	483	6,456
Finnair OYJ (A)(B)	6,510	14,909
Fiskars OYJ ABP	2,196	33,948
Harvia OYJ	668	29,643
HKFoods OYJ (A)	316	254
Huhtamaki OYJ	3,346	118,521
Kalmar OYJ, B Shares (A)	1,532	50,534
Kamux Corp. (B)	1,688	4,616
Kemira OYJ	4,412	89,228
Kesko OYJ, A Shares	2,102	39,306
Kesko OYJ, B Shares	6,141	115,865
Kojamo OYJ (A)	4,092	39,856
Konecranes OYJ	3,143	199,205
Lassila & Tikanoja OYJ	1,929	15,707
Lindex Group OYJ (A)	3,912	10,904
Mandatum OYJ	11,066	51,476
Marimekko OYJ	1,923	24,129
Metsa Board OYJ, B Shares	6,636	29,135
Metso OYJ	12,534	116,686
Nokian Renkaat OYJ	4,287	32,617
Olvi OYJ, A Shares	721	21,838
Oma Saastopankki OYJ	490	5,378
Oriola OYJ, B Shares	9,290	8,581
Orion OYJ, Class A	711	31,415
Orion OYJ, Class B	3,859	171,185
Outokumpu OYJ (B)	11,396	34,285
Pihlajalinna OYJ	1,193	12,987
Ponsse OYJ	543	11,316
Puuilo OYJ	3,674	38,893
QT Group OYJ (A)	770	53,683
Raisio OYJ, V Shares	8,267	18,459
Rapala VMC OYJ (A)	908	1,800
Revenio Group OYJ	406	11,160
Sampo OYJ, A Shares (A)	2,496	101,323
Sanoma OYJ	2,692	21,410
Stora Enso OYJ, R Shares	6,337	63,776
Taaleri OYJ	956	7,949
Talenom OYJ	637	2,673
Terveystalo OYJ (D)	4,887	53,179
TietoEVRY OYJ	3,237	57,155
Tokmanni Group Corp.	2,438	30,634
Vaisala OYJ, A Shares	952	47,801
Valmet OYJ (B)	5,558	134,720
Verkkokauppa.com OYJ (A)	1,047	1,453
WithSecure OYJ (A)	7,159	5,621
YIT OYJ (A)	8,449	21,757
		2,291,250
France - 4.8%
74Software SA (A)(B)	727	20,802
ABC arbitrage	2,016	10,024
AKWEL SADIR	725	6,085
Alstom SA (A)	10,624	237,054
Altamir	752	17,627
Alten SA	1,325	108,557
Arkema SA	1,679	127,759
Ayvens SA (D)	3,427	23,163
Bastide le Confort Medical (A)	256	6,384
Beneteau SACA (B)	2,130	19,477
Bigben Interactive (A)	1,198	1,784

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Boiron SA	274	$7,596
Bonduelle SCA	1,027	7,046
Catana Group	1,588	8,278
Cegedim SA (A)	495	6,538
Cie des Alpes	998	15,678
Claranova SE (A)	1,250	1,620
Clariane SE (A)	9,440	20,429
Coface SA	5,334	79,490
DBV Technologies SA (A)	1,786	1,172
Derichebourg SA	3,889	21,502
Eiffage SA	627	54,983
Ekinops SAS (A)	1,302	5,027
Electricite de Strasbourg SA	31	3,754
Elior Group SA (A)(D)	2,910	8,471
Elis SA	8,324	162,927
Equasens	290	13,312
Eramet SA (B)	530	29,678
Esso SA Francaise	96	10,793
Etablissements Maurel et Prom SA	4,375	25,892
Eurazeo SE	2,004	149,477
Eutelsat Communications SACA (A)(B)	6,192	14,556
Exel Industries SA, A Shares	89	3,964
Fnac Darty SA	779	23,004
Forvia SE	7,066	63,560
Gaztransport Et Technigaz SA	1,643	220,033
Getlink SE	3,708	59,127
Groupe Crit SA	163	10,344
Guerbet	326	9,030
Haulotte Group SA (A)	962	2,647
ID Logistics Group SACA (A)	162	63,588
Imerys SA	1,475	43,030
Infotel SA	348	15,548
Interparfums SA	297	12,569
IPSOS SA	1,725	81,881
Jacquet Metals SACA	1,024	18,011
JCDecaux SE (A)	1,836	28,798
Kaufman & Broad SA	593	20,077
La Francaise des Jeux SACA (D)	2,587	99,627
Laurent-Perrier	110	11,724
LISI SA	419	9,556
LNA Sante SA	166	4,149
Lumibird (A)	632	6,144
Maisons du Monde SA (D)	1,925	8,607
Manitou BF SA	530	9,227
Mersen SA	1,063	22,604
Metropole Television SA	1,324	15,418
Nacon SA (A)	518	399
Neoen SA (D)	2,323	95,434
Nexans SA	1,314	141,954
Nexity SA (A)	1,974	26,509
NRJ Group	782	5,665
Opmobility	2,278	23,690
OVH Groupe SAS (A)	146	1,316
Pierre Et Vacances SA (A)	10,785	16,926
Pluxee NV	2,176	42,054
Quadient SA	1,652	32,116
Rexel SA	8,582	218,580
Robertet SA	12	10,531
Rubis SCA	4,233	104,501
Samse SACA	48	7,155
Savencia SA	372	20,425
SCOR SE	6,971	170,770
SEB SA	1,048	94,707
Seche Environnement SACA	126	10,158
SMCP SA (A)(D)	1,921	7,308
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Societe BIC SA	1,106	$73,033
Societe LDC SADIR	424	30,165
SOITEC (A)	623	56,036
Sopra Steria Group	690	122,311
SPIE SA	5,882	182,918
Stef SA	202	27,501
Synergie SE (A)	557	17,917
Technip Energies NV	6,139	163,982
Teleperformance SE	1,915	164,256
Television Francaise 1 SA	1,491	11,265
Thermador Groupe	453	33,890
Tikehau Capital SCA (B)	1,543	32,786
Trigano SA	395	49,919
Ubisoft Entertainment SA (A)	4,551	62,077
Valeo SE	8,798	84,684
Vallourec SACA (A)	9,983	170,329
Verallia SA (D)	2,947	74,013
Vetoquinol SA	105	8,149
Vicat SACA	942	35,747
Virbac SACA	34	11,130
Viridien (A)	424	22,345
Voltalia SA (A)(B)	1,403	10,368
Wavestone	331	14,719
		4,578,940
Georgia - 0.1%
Georgia Capital PLC (A)	1,145	17,161
TBC Bank Group PLC	1,983	77,422
		94,583
Germany - 5.5%
1&1 AG	2,192	28,534
7C Solarparken AG	3,282	6,487
Adesso SE	207	18,897
Adtran Networks SE	804	16,635
All for One Group SE	130	7,822
Allgeier SE	498	7,769
AlzChem Group AG	439	25,845
Amadeus Fire AG	264	20,849
Atoss Software SE	436	51,558
Aurubis AG (B)	1,560	124,218
Auto1 Group SE (A)(D)	1,150	18,646
Basler AG (A)	486	3,121
BayWa AG (A)(B)	669	7,344
Bechtle AG	3,835	122,997
Bertrandt AG	394	7,476
Bijou Brigitte AG	340	12,061
Bilfinger SE	1,375	65,819
Borussia Dortmund GmbH & Company KGaA	4,276	13,829
BRANICKS Group AG (A)(B)	3,005	6,816
CANCOM SE	314	7,563
CECONOMY AG (A)	8,144	22,259
CENIT AG	446	3,353
Cewe Stiftung & Company KGAA	268	28,724
CompuGroup Medical SE & Company KgaA	1,368	30,628
CTS Eventim AG & Company KGaA	2,466	208,464
Dermapharm Holding SE	849	34,188
Deutsche Beteiligungs AG (B)	631	15,036
Deutsche EuroShop AG	514	9,862
Deutsche Pfandbriefbank AG (A)(B)(D)	6,014	29,960
Deutz AG	3,432	14,391
Dr. Hoenle AG (A)	420	3,277
Draegerwerk AG & Company KGaA	82	3,476
Duerr AG	2,868	63,626

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
DWS Group GmbH & Company KGaA (D)	2,141	$88,463
Eckert & Ziegler SE	808	37,090
Elmos Semiconductor SE	331	23,437
ElringKlinger AG (B)	2,576	11,273
Energiekontor AG	454	23,060
Evonik Industries AG	5,998	104,258
Evotec SE (A)(B)	1,508	12,830
Fielmann Group AG	1,241	53,192
flatexDEGIRO AG	4,879	74,670
Fraport AG Frankfurt Airport Services Worldwide (A)(B)	1,682	102,313
Freenet AG	5,773	164,804
Friedrich Vorwerk Group SE	1,234	34,262
FUCHS SE	1,198	39,391
GEA Group AG	7,309	363,062
Gerresheimer AG	1,792	131,925
GFT Technologies SE	961	21,899
GRENKE AG	983	15,678
H&R GmbH & Company KGaA	1,324	4,587
Heidelberger Druckmaschinen AG (A)	18,003	16,952
HelloFresh SE (A)(B)	6,865	83,397
Hensoldt AG	2,082	74,807
HOCHTIEF AG	702	94,264
Hornbach Holding AG & Company KGaA	497	37,394
HUGO BOSS AG	2,702	124,163
Indus Holding AG	776	16,266
Init Innovation in Traffic Systems SE	364	13,857
Instone Real Estate Group SE (D)	2,299	20,146
IVU Traffic Technologies AG	665	10,251
Jenoptik AG	2,248	52,570
JOST Werke SE (D)	517	24,291
K+S AG	7,752	83,887
KION Group AG	2,944	97,203
Knaus Tabbert AG	203	2,515
Koenig & Bauer AG (A)	912	14,384
Krones AG	946	117,260
KWS Saat SE & Company KGaA	556	33,849
LANXESS AG	3,724	91,049
LEG Immobilien SE	3,618	306,874
Leifheit AG	437	7,086
Manz AG (A)	233	336
Medigene AG (A)	456	493
Medios AG (A)(B)	842	11,487
METRO AG	6,195	26,461
MLP SE	5,864	37,090
Mutares SE & Company KGaA (B)	663	16,535
Nagarro SE (A)	394	32,420
Nordex SE (A)	2,050	24,005
Norma Group SE	1,576	24,498
PATRIZIA SE	2,719	22,486
Pentixapharm Holding AG (A)	808	2,469
ProSiebenSat.1 Media SE	5,491	28,286
Puma SE	3,075	141,391
PVA TePla AG (A)	1,420	18,991
SAF-Holland SE	1,157	17,733
Salzgitter AG	1,529	25,027
Secunet Security Networks AG (B)	141	16,963
SGL Carbon SE (A)(B)	3,072	12,646
Siltronic AG	706	34,082
Sixt SE (B)	733	59,195
SMA Solar Technology AG (B)	839	11,717
Stabilus SE	1,151	36,164
STRATEC SE	258	7,956
Stroeer SE & Company KGaA	1,436	68,603
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Suedzucker AG (B)	2,959	$31,812
SUSS MicroTec SE	1,183	60,346
TAG Immobilien AG	8,964	132,728
Takkt AG	1,848	14,746
TeamViewer SE (A)(D)	6,009	59,420
Technotrans SE	530	10,183
thyssenkrupp AG	22,583	91,632
TUI AG (A)	10,183	88,305
United Internet AG	4,312	70,097
Verbio SE (B)	1,012	12,453
Vossloh AG	683	30,514
Wacker Chemie AG	591	42,990
Wacker Neuson SE	1,493	22,722
Washtec AG	611	25,675
Westwing Group SE (A)	385	2,960
Wuestenrot & Wuerttembergische AG	1,566	18,927
Zalando SE (A)(D)	4,472	149,603
		5,212,336
Greece - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	63
Okeanis Eco Tankers Corp. (A)(D)	733	14,901
TT Hellenic Postbank SA (A)(C)	12,594	0
		14,964
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(C)	4,994	0
Hong Kong - 2.0%
3D-Gold Jewellery Holdings, Ltd. (A)(C)	90,000	0
APAC Resources, Ltd.	20,467	2,529
Apollo Future Mobility Group, Ltd. (A)	2,800	169
Asia Financial Holdings, Ltd.	14,000	7,110
ASMPT, Ltd.	6,800	65,018
Associated International Hotels, Ltd.	28,000	18,091
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	0
Burwill Holdings, Ltd. (A)(C)	292,000	0
Cafe de Coral Holdings, Ltd.	18,000	18,075
Chen Hsong Holdings	10,000	1,831
Cheuk Nang Holdings, Ltd.	3,708	785
China Energy Development Holdings, Ltd. (A)	634,000	4,807
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
Chinese Estates Holdings, Ltd. (A)	22,000	3,387
Chow Sang Sang Holdings International, Ltd.	22,000	18,318
Chuang's Consortium International, Ltd. (A)	30,948	1,304
CITIC Telecom International Holdings, Ltd.	59,000	17,645
C-Mer Medical Holdings, Ltd. (A)	18,000	4,622
Cowell e Holdings, Inc. (A)	8,000	29,059
Crystal International Group, Ltd. (D)	19,000	10,678
CSC Holdings, Ltd. (A)	885,000	2,952
CSI Properties, Ltd. (A)	245,066	2,666
Dah Sing Banking Group, Ltd.	18,000	18,950
Dah Sing Financial Holdings, Ltd.	6,520	23,519
DFI Retail Group Holdings, Ltd.	7,100	16,410
Dynamic Holdings, Ltd.	8,000	10,239
EC Healthcare	13,000	1,116
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor International Holdings, Ltd.	97,333	2,588
Esprit Holdings, Ltd. (A)	176,850	3,005
ESR Group, Ltd. (D)	11,400	17,489
Fairwood Holdings, Ltd.	3,500	2,735

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Far East Consortium International, Ltd.	98,508	$11,781
First Pacific Company, Ltd.	112,000	64,778
Giordano International, Ltd.	82,000	17,703
Gold-Finance Holdings, Ltd. (A)(C)	62,000	0
GR Life Style Company, Ltd. (A)	82,000	8,487
Great Eagle Holdings, Ltd.	10,516	14,552
G-Resources Group, Ltd.	33,580	13,258
Guotai Junan International Holdings, Ltd.	207,000	29,600
Hang Lung Group, Ltd.	31,000	41,526
Hang Lung Properties, Ltd.	32,696	26,066
Hanison Construction Holdings, Ltd. (A)	27,441	1,058
Harbour Centre Development, Ltd. (A)	38,000	24,731
HKBN, Ltd.	36,000	23,529
HKR International, Ltd. (A)	51,920	5,864
Hong Kong Ferry Holdings Company, Ltd.	29,000	15,976
Hong Kong Technology Venture Company, Ltd. (A)	28,000	5,140
Hongkong Chinese, Ltd.	66,000	2,416
Hsin Chong Group Holdings, Ltd. (A)(C)	170,000	0
Hutchison Port Holdings Trust	161,400	26,480
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	9,477
Hysan Development Company, Ltd.	25,000	37,947
Johnson Electric Holdings, Ltd.	21,193	29,536
K Wah International Holdings, Ltd.	80,000	18,121
Kerry Logistics Network, Ltd.	16,500	14,590
Kerry Properties, Ltd.	23,500	46,943
Kowloon Development Company, Ltd.	24,422	11,861
Lai Sun Development Company, Ltd. (A)	22,980	2,094
Langham Hospitality Investments, Ltd. (A)	22,500	1,371
Liu Chong Hing Investment, Ltd.	16,000	8,345
Luk Fook Holdings International, Ltd.	15,000	27,606
Man Wah Holdings, Ltd.	61,600	37,987
Mandarin Oriental International, Ltd.	8,000	13,931
MH Development, Ltd. (A)(C)	16,000	0
Midland Holdings, Ltd. (A)	34,734	3,746
Miramar Hotel & Investment	15,000	17,577
Modern Dental Group, Ltd.	20,000	10,667
New World Development Company, Ltd. (B)	38,000	25,097
NewOcean Energy Holdings, Ltd. (A)(C)	66,000	298
Nissin Foods Company, Ltd. (B)	22,000	16,961
NWS Holdings, Ltd.	64,000	63,714
Oriental Watch Holdings	18,000	8,908
Oshidori International Holdings, Ltd. (A)	204,000	4,382
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	239,000	50,244
Pacific Textiles Holdings, Ltd.	42,000	8,367
Paliburg Holdings, Ltd. (A)	46,000	3,096
PC Partner Group, Ltd.	12,000	7,659
PCCW, Ltd.	115,590	67,240
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	9,138
Pico Far East Holdings, Ltd.	60,000	14,191
Public Financial Holdings, Ltd. (A)	24,000	4,501
Regal Hotels International Holdings, Ltd. (A)	36,000	11,812
Regina Miracle International Holdings, Ltd. (D)	17,000	4,713
Shangri-La Asia, Ltd.	46,000	31,387
Shun Tak Holdings, Ltd. (A)	80,250	6,779
Singamas Container Holdings, Ltd.	114,000	10,088
SJM Holdings, Ltd. (A)	118,750	40,903
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
SmarTone Telecommunications Holdings, Ltd.	31,500	$16,734
Solomon Systech International, Ltd. (A)	72,000	4,536
South China Holdings Company, Ltd. (A)	640,000	3,128
Stella International Holdings, Ltd.	20,000	41,984
Sun Hung Kai & Company, Ltd.	45,000	15,723
SUNeVision Holdings, Ltd.	31,000	16,991
Tao Heung Holdings, Ltd.	14,000	783
Television Broadcasts, Ltd. (A)	19,100	7,417
Texhong International Group, Ltd.	11,000	5,636
Texwinca Holdings, Ltd.	60,000	5,940
The Bank of East Asia, Ltd.	34,831	44,172
The Hongkong & Shanghai Hotels, Ltd.	31,903	25,483
Theme International Holdings, Ltd.	130,000	6,654
Town Health International Medical Group, Ltd.	261,361	8,231
Tradelink Electronic Commerce, Ltd.	50,000	5,920
Transport International Holdings, Ltd.	12,312	13,076
United Laboratories International Holdings, Ltd.	42,000	66,447
Upbest Group, Ltd.	164,000	16,154
Value Partners Group, Ltd. (A)	40,000	7,779
Vitasoy International Holdings, Ltd.	34,000	44,376
Vobile Group, Ltd. (A)	73,000	34,764
VSTECS Holdings, Ltd.	47,200	31,517
VTech Holdings, Ltd.	6,900	46,786
Wai Kee Holdings, Ltd. (A)	24,000	2,213
Wealthink AI-Innovation Capital, Ltd. (A)	32,000	370
Wing On Company International, Ltd.	4,000	6,178
Wing Tai Properties, Ltd.	70,000	16,962
Xinyi Glass Holdings, Ltd.	47,101	47,475
Yue Yuen Industrial Holdings, Ltd.	30,000	66,828
Yunfeng Financial Group, Ltd. (A)	26,000	3,445
Zensun Enterprises, Ltd. (A)	21,000	458
Zhaobangji Lifestyle Holdings, Ltd. (A)	88,000	1,593
		1,935,072
Ireland - 0.6%
C&C Group PLC	17,690	32,269
Cairn Homes PLC	30,473	73,555
COSMO Pharmaceuticals NV	560	39,271
Dalata Hotel Group PLC	6,155	29,771
FBD Holdings PLC	1,936	25,386
Glanbia PLC	6,256	86,386
Glenveagh Properties PLC (A)(D)	24,326	40,248
Grafton Group PLC, CHESS Depositary Interest	7,751	92,614
Greencore Group PLC (A)	30,910	74,835
Irish Continental Group PLC	5,309	28,420
Permanent TSB Group Holdings PLC (A)	5,786	8,586
		531,341
Isle of Man - 0.1%
Playtech PLC (A)	11,001	98,428
Strix Group PLC (A)	6,042	3,642
		102,070
Israel - 1.3%
Adgar Investment and Development, Ltd. (A)	4,535	7,289
AFI Properties, Ltd. (A)	603	28,670
Africa Israel Residences, Ltd.	355	26,560
Airport City, Ltd. (A)	1	10
Allot, Ltd. (A)	2,103	12,957
Alrov Properties and Lodgings, Ltd. (A)	399	18,178
Arad, Ltd.	787	10,815
Ashdod Refinery, Ltd.	345	5,067

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
AudioCodes, Ltd.	1,269	$12,360
Automatic Bank Services, Ltd.	1,109	7,532
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	22,363
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	28,866
Blue Square Real Estate, Ltd.	215	20,541
Carasso Motors, Ltd.	2,020	14,286
Cellcom Israel, Ltd. (A)	4,807	27,336
Clal Biotechnology Industries, Ltd. (A)	1	0
Compugen, Ltd. (A)	4,373	6,751
Danel Adir Yeoshua, Ltd.	253	28,300
Delek Automotive Systems, Ltd. (A)	633	4,887
Delta Galil, Ltd.	495	27,327
Dor Alon Energy in Israel 1988, Ltd. (A)	420	10,856
Doral Group Renewable Energy Resources, Ltd. (A)	3,049	10,698
Duniec Brothers, Ltd. (A)	217	16,474
El Al Israel Airlines (A)	10,546	22,979
Electra Consumer Products 1970, Ltd. (A)	445	12,843
Electra Real Estate, Ltd.	1,543	18,520
Equital, Ltd. (A)	410	16,499
Formula Systems 1985, Ltd.	111	9,330
Fox Wizel, Ltd.	228	18,738
Gilat Satellite Networks, Ltd. (A)	1,452	9,100
Hamat Group, Ltd. (A)	1,230	5,799
IDI Insurance Company, Ltd.	440	15,557
IES Holdings, Ltd. (A)	120	8,504
Ilex Medical, Ltd.	211	4,348
Inrom Construction Industries, Ltd.	4,264	20,198
Isracard, Ltd.	6,691	29,748
Israel Discount Bank, Ltd., Class A	1	5
Israel Land Development Company, Ltd. (A)	789	7,610
Isras Investment Company, Ltd.	75	17,979
Issta, Ltd.	219	5,599
Kamada, Ltd. (A)	1,616	9,824
Kerur Holdings, Ltd.	418	8,752
Kvutzat Acro, Ltd.	1,118	17,440
Levinstein Properties, Ltd.	267	6,497
M Yochananof & Sons, Ltd.	155	9,661
Magic Software Enterprises, Ltd.	1,349	16,458
Malam - Team, Ltd. (A)	476	10,342
Maytronics, Ltd.	960	2,582
Mediterranean Towers, Ltd.	4,044	11,176
Mega Or Holdings, Ltd.	757	24,053
Mivtach Shamir Holdings, Ltd.	397	20,230
Nawi Group, Ltd.	1,396	15,393
Neto Malinda Trading, Ltd.	451	10,043
Next Vision Stabilized Systems, Ltd.	2,120	35,178
Nexxen International, Ltd. (A)	2,825	14,109
Novolog, Ltd.	20,186	10,095
Oil Refineries, Ltd.	102,102	26,385
One Software Technologies, Ltd.	1,700	31,919
OPC Energy, Ltd. (A)	1	8
OY Nofar Energy, Ltd. (A)	443	10,716
Partner Communications Company, Ltd. (A)	5,179	33,982
Paz Retail and Energy, Ltd.	345	42,766
Perion Network, Ltd. (A)	689	5,897
Plasson Industries, Ltd.	241	11,866
Plus500, Ltd.	3,252	110,103
Prashkovsky Investments and Construction, Ltd.	318	9,938
Priortech, Ltd. (A)	217	10,151
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	$30,510
Retailors, Ltd.	748	15,265
Sano-Brunos Enterprises, Ltd.	145	13,415
Scope Metals Group, Ltd. (A)	377	15,074
Shikun & Binui, Ltd. (A)	1	3
Summit Real Estate Holdings, Ltd.	1,022	15,710
Tadiran Group, Ltd.	86	5,948
Tamar Petroleum, Ltd. (D)	3,135	20,285
Tel Aviv Stock Exchange, Ltd.	3,160	36,702
Telsys, Ltd.	84	4,360
Tera Light, Ltd. (A)	32	58
Tiv Taam Holdings 1, Ltd.	3,848	7,030
		1,251,403
Italy - 4.2%
A2A SpA	70,439	156,398
ACEA SpA	2,494	48,254
Amplifon SpA	3,025	77,948
Anima Holding SpA (D)	9,201	63,268
Aquafil SpA (A)	969	1,432
Arnoldo Mondadori Editore SpA	7,965	17,417
Ascopiave SpA	4,243	12,064
Avio SpA	877	12,614
Azimut Holding SpA	5,229	130,311
Banca Generali SpA	2,463	114,680
Banca IFIS SpA	633	13,922
Banca Mediolanum SpA	3,807	45,380
Banca Monte dei Paschi di Siena SpA	46,234	327,725
Banca Popolare di Sondrio SpA	21,195	179,306
Banca Profilo SpA (B)	24,032	4,694
Banco di Desio e della Brianza SpA	2,610	18,322
BasicNet SpA	1,571	12,787
BFF Bank SpA (D)	6,472	61,821
BPER Banca SpA	49,022	312,654
Brembo NV	5,497	51,793
Brunello Cucinelli SpA	1,495	163,313
Buzzi SpA	4,276	157,848
Cairo Communication SpA	4,712	11,909
Carel Industries SpA (B)(D)	1,099	21,069
Cembre SpA	370	15,965
Cementir Holding NV	2,219	24,296
CIR SpA-Compagnie Industriali (A)	42,681	26,481
Credito Emiliano SpA	4,857	54,831
Danieli & C Officine Meccaniche SpA	197	4,927
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	41,981
De' Longhi SpA	339	10,612
doValue SpA (A)(B)(D)	10,572	15,731
Enav SpA (D)	10,341	43,659
ERG SpA	344	7,005
Esprinet SpA (A)	2,412	10,833
Fila SpA	2,245	24,183
Fincantieri SpA (A)	3,166	22,799
Garofalo Health Care SpA (A)	1,776	10,067
Geox SpA (A)	8,390	4,755
Hera SpA	38,131	135,736
Illimity Bank SpA (B)	1,273	4,334
IMMSI SpA	6,756	3,677
Intercos SpA	1,065	15,285
Iren SpA	30,720	61,230
Italgas SpA	19,026	106,781
Italmobiliare SpA	405	10,876
Iveco Group NV	8,389	81,197
Maire SpA	8,993	77,013
MARR SpA	998	10,405

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
MFE-MediaForEurope NV, Class A	10,783	$33,059
MFE-MediaForEurope NV, Class B (B)	3,783	16,123
Moltiply Group SpA	424	15,984
Nexi SpA (A)(D)	13,328	74,186
OVS SpA (D)	11,708	41,119
Pharmanutra SpA (B)	268	15,110
Piaggio & C SpA (B)	4,580	10,337
Pirelli & C. SpA (D)	12,309	69,820
RAI Way SpA (D)	5,678	32,325
Reply SpA	1,004	159,598
Sabaf SpA	338	5,293
Safilo Group SpA (A)	8,728	8,409
Saipem SpA (A)	35,111	91,841
Salvatore Ferragamo SpA	2,452	17,209
Sanlorenzo SpA	556	18,719
Sesa SpA	391	25,271
Sogefi SpA	3,551	7,293
SOL SpA	1,145	44,070
Tamburi Investment Partners SpA (B)	4,666	40,553
Technogym SpA (D)	6,815	73,995
Telecom Italia SpA (A)	305,003	77,952
Unipol Gruppo SpA	21,211	264,894
Webuild SpA	14,544	42,871
Wiit SpA	839	16,822
		4,044,441
Japan - 23.0%
A&D HOLON Holdings Company, Ltd.	900	11,139
Achilles Corp.	1,000	9,150
Adastria Company, Ltd.	620	13,581
ADEKA Corp.	3,600	64,126
Ad-sol Nissin Corp.	800	10,156
Advan Group Company, Ltd.	1,000	6,157
Aeon Delight Company, Ltd.	900	24,707
Aeon Fantasy Company, Ltd.	400	7,622
AEON Financial Service Company, Ltd.	4,300	34,801
Aeon Hokkaido Corp.	1,800	10,094
Ai Holdings Corp.	1,900	25,538
Aica Kogyo Company, Ltd.	1,800	37,597
Aichi Corp.	1,800	16,458
Aichi Steel Corp.	700	22,865
Aichi Tokei Denki Company, Ltd.	900	11,139
Aida Engineering, Ltd.	2,700	13,863
Aiful Corp.	8,600	18,377
Ain Holdings, Inc.	1,100	30,278
Aiphone Company, Ltd.	600	10,409
Airport Facilities Company, Ltd.	1,200	4,379
Airtrip Corp.	900	6,493
Aisan Industry Company, Ltd.	2,500	27,722
Akatsuki, Inc.	400	7,272
Akebono Brake Industry Company, Ltd. (A)	9,400	6,803
Albis Company, Ltd.	500	8,310
Alconix Corp.	1,600	15,488
Alpen Company, Ltd.	1,100	14,575
Alps Alpine Company, Ltd.	7,000	70,802
Altech Corp.	1,100	17,950
Amano Corp.	2,200	59,346
Amuse, Inc.	400	3,635
Amvis Holdings, Inc.	300	1,383
Anest Iwata Corp.	1,800	16,406
AnGes, Inc. (A)	6,300	2,112
Anicom Holdings, Inc.	3,700	15,040
Anritsu Corp.	3,900	34,578
AOKI Holdings, Inc.	1,700	14,327
Aoyama Trading Company, Ltd.	2,500	35,695
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aoyama Zaisan Networks Company, Ltd.	1,100	$13,264
Arakawa Chemical Industries, Ltd.	1,400	9,748
Arata Corp.	1,400	28,046
ARCLANDS Corp.	1,770	18,971
Arcs Company, Ltd.	2,125	34,959
ARE Holdings, Inc.	3,600	38,890
Arealink Company, Ltd.	1,000	14,372
Argo Graphics, Inc.	1,000	31,634
Arisawa Manufacturing Company, Ltd.	600	5,688
Artience Company, Ltd.	1,100	21,940
As One Corp.	2,000	33,438
Asahi Company, Ltd.	800	7,675
Asahi Diamond Industrial Company, Ltd.	3,900	20,310
Asahi Yukizai Corp.	400	11,293
Asia Pile Holdings Corp.	3,300	17,442
ASKA Pharmaceutical Holdings Company, Ltd.	800	10,580
ASKUL Corp.	2,000	21,333
Atsugi Company, Ltd. (A)	1,200	7,369
Aucnet, Inc.	1,100	18,578
Autobacs Seven Company, Ltd.	3,400	31,619
Avant Group Corp.	900	11,431
Avex, Inc.	2,800	25,513
Axial Retailing, Inc.	3,200	18,596
AZ-COM MARUWA Holdings, Inc.	3,100	21,703
Bando Chemical Industries, Ltd.	2,500	30,107
Bank of the Ryukyus, Ltd.	800	5,385
Belc Company, Ltd.	500	21,197
Bell System24 Holdings, Inc.	1,300	10,589
Belluna Company, Ltd.	3,300	16,197
Bic Camera, Inc.	3,800	41,057
BML, Inc.	1,000	18,331
Bourbon Corp.	500	7,685
Br. Holdings Corp.	2,300	4,995
BrainPad, Inc.	900	6,966
Bunka Shutter Company, Ltd.	2,900	35,424
Business Brain Showa-Ota, Inc.	700	9,474
C Uyemura & Company, Ltd.	500	34,250
CAC Holdings Corp.	900	9,392
Canon Electronics, Inc.	900	13,580
Carenet, Inc.	1,200	4,208
Carlit Company, Ltd.	2,100	16,234
Cawachi, Ltd.	900	14,586
Celsys, Inc.	3,200	27,582
Central Automotive Products, Ltd.	500	15,340
Central Glass Company, Ltd.	800	16,778
Central Security Patrols Company, Ltd.	700	13,252
Central Sports Company, Ltd.	600	9,243
Ceres, Inc.	600	11,762
Change Holdings, Inc. (B)	1,700	12,754
Charm Care Corp. KK	1,000	8,321
Chino Corp.	400	5,703
Chiyoda Company, Ltd.	800	6,586
Chiyoda Integre Company, Ltd.	800	16,454
Chofu Seisakusho Company, Ltd.	1,700	20,807
Chori Company, Ltd.	1,200	29,483
Chubu Shiryo Company, Ltd.	2,000	16,722
Chudenko Corp.	1,300	27,603
Chuetsu Pulp & Paper Company, Ltd.	500	4,770
Chugai Ro Company, Ltd.	500	11,054
Chugin Financial Group, Inc.	6,700	69,193
Chugoku Marine Paints, Ltd.	1,400	20,858
Citizen Watch Company, Ltd.	8,700	51,117
CKD Corp.	2,400	38,462
Cleanup Corp.	2,100	8,645

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
CMK Corp.	3,700	$9,982
Coca-Cola Bottlers Japan Holdings, Inc.	1,900	30,048
COLOPL, Inc.	3,200	9,708
Colowide Company, Ltd.	3,200	34,630
Comture Corp.	1,000	14,165
Corona Corp.	300	1,827
Cosel Company, Ltd.	1,200	8,073
Cota Company, Ltd.	643	6,611
CRE, Inc.	800	6,353
Create Restaurants Holdings, Inc.	5,800	42,994
Create SD Holdings Company, Ltd.	1,100	19,545
Creek & River Company, Ltd.	800	8,044
Cresco, Ltd.	1,600	12,333
CTS Company, Ltd.	1,900	10,845
Curves Holdings Company, Ltd.	2,000	9,801
Cybozu, Inc.	2,000	36,321
Dai Nippon Toryo Company, Ltd.	1,200	8,785
Dai-Dan Company, Ltd.	1,200	28,937
Daido Metal Company, Ltd.	1,900	6,280
Daido Steel Company, Ltd.	2,100	15,764
Daiho Corp.	800	16,835
Daiichi Jitsugyo Company, Ltd.	1,200	21,856
Daiichi Kensetsu Corp.	1,300	18,393
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	8,097
Daiichikosho Company, Ltd.	2,800	32,633
Daiken Medical Company, Ltd.	400	1,324
Daiki Aluminium Industry Company, Ltd.	1,500	10,050
Daikoku Denki Company, Ltd.	800	15,139
Daikokutenbussan Company, Ltd.	300	18,223
Daikyonishikawa Corp.	1,900	7,728
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	5,714
Daio Paper Corp.	4,200	22,136
Daiseki Company, Ltd.	1,360	30,887
Daishi Hokuetsu Financial Group, Inc.	2,200	40,116
Daishinku Corp.	1,600	5,644
Daito Pharmaceutical Company, Ltd.	770	10,162
Daitron Company, Ltd.	600	10,318
Daiwa Industries, Ltd.	2,000	19,357
Daiwabo Holdings Company, Ltd.	2,900	56,317
DCM Holdings Company, Ltd.	5,100	46,166
DeNA Company, Ltd.	2,700	53,064
Denka Company, Ltd.	1,700	23,978
Densan System Holdings Company, Ltd.	700	11,108
Denyo Company, Ltd.	900	16,906
Dexerials Corp.	2,700	41,448
DIC Corp. (B)	2,700	57,705
Digital Arts, Inc.	700	26,583
Digital Hearts Holdings Company, Ltd.	900	4,771
Digital Holdings, Inc.	600	4,604
Dip Corp.	1,400	22,151
DKK Company, Ltd.	1,000	10,373
DKS Company, Ltd.	400	9,652
Doshisha Company, Ltd.	1,700	23,507
Doutor Nichires Holdings Company, Ltd.	1,000	14,845
Dowa Holdings Company, Ltd.	1,300	36,477
DTS Corp.	1,800	47,581
Duskin Company, Ltd.	1,600	37,701
DyDo Group Holdings, Inc.	600	12,561
Eagle Industry Company, Ltd.	1,300	16,930
Ebara Jitsugyo Company, Ltd.	800	19,746
Ebase Company, Ltd.	1,200	5,066
EDION Corp.	2,700	30,690
EF-ON, Inc.	1,500	3,670
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
eGuarantee, Inc.	2,000	$22,518
E-Guardian, Inc.	284	3,422
Eizo Corp.	1,600	22,152
Elan Corp.	700	3,249
Elecom Company, Ltd.	1,600	15,019
EM Systems Company, Ltd.	1,400	6,907
en-japan, Inc.	800	10,749
Enplas Corp.	300	9,117
eRex Company, Ltd. (A)	1,900	8,903
ES-Con Japan, Ltd.	1,500	9,253
ESPEC Corp.	800	13,616
Exedy Corp.	700	19,426
EXEO Group, Inc.	6,400	70,160
Ezaki Glico Company, Ltd.	2,000	59,569
FCC Company, Ltd.	2,200	44,159
FDK Corp. (A)	1,100	3,703
Feed One Company, Ltd.	1,600	8,071
Ferrotec Holdings Corp.	2,000	32,347
FIDEA Holdings Company, Ltd.	2,140	19,043
Financial Partners Group Company, Ltd.	1,100	20,064
Fixstars Corp.	2,000	26,694
Food & Life Companies, Ltd.	4,500	94,674
Foster Electric Company, Ltd.	2,100	20,497
FP Corp.	1,100	19,524
France Bed Holdings Company, Ltd.	2,200	18,151
Fudo Tetra Corp.	1,080	14,577
Fuji Corp. (Aichi)	2,600	39,296
Fuji Corp., Ltd.	1,300	6,567
Fuji Kyuko Company, Ltd.	800	11,336
Fuji Oil Company, Ltd.	4,400	8,509
Fuji Oil Holdings, Inc.	1,400	31,527
Fuji Pharma Company, Ltd.	1,400	14,114
Fuji Seal International, Inc.	2,100	33,614
Fujibo Holdings, Inc.	700	24,026
Fujicco Company, Ltd.	1,500	16,096
Fujikura Kasei Company, Ltd.	2,000	6,413
Fujimi, Inc.	2,400	36,081
Fujisash Company, Ltd.	490	2,040
Fujiya Company, Ltd.	500	8,364
Fukuda Corp.	200	6,617
Fukuda Denshi Company, Ltd.	700	32,126
Fukui Computer Holdings, Inc.	300	5,792
Fukushima Galilei Company, Ltd.	1,000	16,710
Fukuyama Transporting Company, Ltd.	1,000	23,449
FULLCAST Holdings Company, Ltd.	1,000	9,311
Funai Soken Holdings, Inc.	1,800	27,197
Furukawa Company, Ltd.	1,900	19,267
Furukawa Electric Company, Ltd.	2,900	120,218
Furuno Electric Company, Ltd.	800	13,522
Furuya Metal Company, Ltd.	900	20,462
Furyu Corp.	1,300	9,109
Fuso Chemical Company, Ltd.	1,000	22,394
Fuso Pharmaceutical Industries, Ltd.	500	8,027
Futaba Corp. (A)	1,600	5,108
Futaba Industrial Company, Ltd.	3,400	15,393
Future Corp.	2,400	28,037
Fuyo General Lease Company, Ltd.	400	29,549
G-7 Holdings, Inc.	2,000	18,623
Gakken Holdings Company, Ltd.	1,600	10,758
Gecoss Corp.	400	2,570
Genki Global Dining Concepts Corp.	1,000	22,132
Genky DrugStores Company, Ltd.	1,200	23,627
Geo Holdings Corp.	1,900	19,720
GLOBERIDE, Inc.	1,200	14,630
Glory, Ltd.	2,100	34,337

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
GMO Financial Gate, Inc.	400	$17,950
GMO Financial Holdings, Inc.	1,600	6,943
GMO GlobalSign Holdings KK	500	7,424
GMO internet group, Inc.	2,800	47,406
GNI Group, Ltd. (A)	1,100	23,458
Goldcrest Company, Ltd.	990	19,608
Goldwin, Inc.	400	22,320
Gremz, Inc.	800	13,017
GS Yuasa Corp.	3,000	49,842
G-Tekt Corp.	1,200	13,271
Gun-Ei Chemical Industry Company, Ltd.	400	6,893
GungHo Online Entertainment, Inc.	2,000	42,156
Gunze, Ltd.	800	27,598
H.U. Group Holdings, Inc.	1,600	25,932
H2O Retailing Corp.	2,600	37,834
Hagihara Industries, Inc.	800	8,076
Hagiwara Electric Holdings Company, Ltd.	500	10,770
Hakudo Company, Ltd.	600	9,160
Halows Company, Ltd.	600	17,549
Hamakyorex Company, Ltd.	4,000	34,158
Hanwa Company, Ltd.	1,500	47,068
Happinet Corp.	1,000	30,318
Hazama Ando Corp.	5,490	41,328
Heiwa Corp.	1,500	23,114
Heiwa Real Estate Company, Ltd.	1,500	41,387
Heiwado Company, Ltd.	500	7,250
Hennge KK (A)	1,000	7,840
Hibiya Engineering, Ltd.	1,500	35,869
Hiday Hidaka Corp.	600	10,622
HI-LEX Corp.	600	5,831
Hino Motors, Ltd. (A)	10,400	37,139
Hioki EE Corp.	500	23,759
Hirano Tecseed Company, Ltd.	1,100	13,051
Hirogin Holdings, Inc.	10,600	77,767
Hiroshima Gas Company, Ltd.	4,900	11,959
Hisaka Works, Ltd.	2,000	13,428
Hisamitsu Pharmaceutical Company, Inc.	500	12,949
Hochiki Corp.	600	9,868
Hokkaido Electric Power Company, Inc.	5,900	31,077
Hokkaido Gas Company, Ltd.	3,000	10,585
Hokkan Holdings, Ltd.	1,000	10,593
Hokko Chemical Industry Company, Ltd.	700	5,808
Hokkoku Financial Holdings, Inc.	900	30,492
Hokuetsu Corp. (B)	4,900	47,415
Hokuetsu Industries Company, Ltd.	1,200	13,766
Hokuhoku Financial Group, Inc.	4,900	59,405
Hokuriku Electric Power Company	7,400	40,324
Hokuto Corp.	1,600	18,281
H-One Company, Ltd.	1,000	6,966
Honeys Holdings Company, Ltd.	1,350	14,036
Hoosiers Holdings Company, Ltd.	3,400	22,398
Hosiden Corp.	1,700	24,841
Hosokawa Micron Corp.	600	15,924
HS Holdings Company, Ltd.	1,000	5,511
IBJ, Inc.	1,800	7,010
Ichigo, Inc.	4,500	10,639
Ichikoh Industries, Ltd.	2,300	5,814
Ichinen Holdings Company, Ltd.	1,900	23,043
Ichiyoshi Securities Company, Ltd.	2,800	16,999
Icom, Inc.	500	8,719
IDEC Corp.	1,600	25,057
IDOM, Inc.	1,300	9,251
Iino Kaiun Kaisha, Ltd.	2,900	21,505
I'll, Inc.	1,100	18,959
Imasen Electric Industrial	500	1,817
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Imuraya Group Company, Ltd.	300	$4,706
Inaba Denki Sangyo Company, Ltd.	2,100	51,787
Inaba Seisakusho Company, Ltd.	200	2,274
Inabata & Company, Ltd.	2,000	42,116
Ines Corp.	900	10,345
i-Net Corp.	900	8,926
INFRONEER Holdings, Inc.	4,200	32,452
Insource Company, Ltd.	300	2,136
Intage Holdings, Inc.	468	4,714
Integrated Design & Engineering Holdings Company, Ltd.	1,000	40,968
Inui Global Logistics Company, Ltd.	1,600	17,128
IR Japan Holdings, Ltd.	400	1,878
Iriso Electronics Company, Ltd.	1,000	17,078
Iseki & Company, Ltd.	1,200	7,084
Ishihara Sangyo Kaisha, Ltd.	2,100	20,334
ITFOR, Inc.	1,000	8,995
ITmedia, Inc.	900	8,977
Ito En, Ltd.	1,900	42,673
Itochu Enex Company, Ltd.	2,700	27,915
Itochu-Shokuhin Company, Ltd.	300	13,562
Itoham Yonekyu Holdings, Inc.	1,100	27,575
Itoki Corp.	2,100	21,717
IwaiCosmo Holdings, Inc.	900	13,199
Iyogin Holdings, Inc.	3,900	37,700
Izumi Company, Ltd.	1,400	28,464
J Trust Company, Ltd.	6,286	19,238
JAC Recruitment Company, Ltd.	4,800	21,306
Jaccs Company, Ltd.	900	22,252
Jade Group, Inc. (A)	400	3,817
JAFCO Group Company, Ltd.	1,200	16,382
JANOME Corp.	1,200	7,610
Japan Aviation Electronics Industry, Ltd.	2,300	42,975
Japan Cash Machine Company, Ltd.	700	4,569
Japan Communications, Inc. (A)	15,200	12,273
Japan Elevator Service Holdings Company, Ltd.	2,000	36,699
Japan Investment Adviser Company, Ltd.	2,000	14,268
Japan Lifeline Company, Ltd.	3,000	26,173
Japan Material Company, Ltd.	2,900	30,717
Japan Medical Dynamic Marketing, Inc.	900	3,485
Japan Petroleum Exploration Company, Ltd.	6,500	47,200
Japan Property Management Center Company, Ltd.	800	5,664
Japan Pulp & Paper Company, Ltd.	6,000	25,918
Japan Securities Finance Company, Ltd.	3,300	42,799
Japan Transcity Corp.	3,100	19,978
Japan Wool Textile Company, Ltd.	4,000	32,903
JBCC Holdings, Inc.	600	17,165
JCU Corp.	800	19,319
Jeol, Ltd.	1,500	52,400
JGC Holdings Corp.	5,700	47,419
JINS Holdings, Inc.	800	32,640
JINUSHI Company, Ltd.	1,100	14,907
JM Holdings Company, Ltd.	600	9,638
JMS Company, Ltd.	500	1,384
J-Oil Mills, Inc.	1,200	16,445
Joshin Denki Company, Ltd.	1,100	15,902
Joyful Honda Company, Ltd.	1,900	22,228
JSB Company, Ltd.	800	13,892
JSP Corp.	800	10,988
JTEKT Corp.	5,200	38,522
Juki Corp. (A)	1,400	3,286
Juroku Financial Group, Inc.	1,300	35,102

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Justsystems Corp.	1,500	$33,226
JVCKenwood Corp.	6,770	74,553
K&O Energy Group, Inc.	800	19,064
Kaga Electronics Company, Ltd.	1,200	21,890
Kagome Company, Ltd.	2,300	43,215
Kaken Pharmaceutical Company, Ltd.	1,200	34,237
Kakiyasu Honten Company, Ltd.	500	9,126
Kamakura Shinsho, Ltd.	1,200	4,205
Kameda Seika Company, Ltd.	700	18,555
Kamei Corp.	2,000	23,884
Kanaden Corp.	1,100	10,442
Kanadevia Corp.	5,500	34,060
Kanagawa Chuo Kotsu Company, Ltd.	700	16,850
Kanamic Network Company, Ltd.	600	1,908
Kanamoto Company, Ltd.	600	12,726
Kandenko Company, Ltd.	2,900	42,319
Kaneka Corp.	1,400	33,209
Kanematsu Corp.	3,500	58,066
Kanto Denka Kogyo Company, Ltd.	2,000	12,299
Katakura Industries Company, Ltd.	1,700	21,348
Katitas Company, Ltd.	1,800	25,802
Kato Sangyo Company, Ltd.	1,100	31,347
Kato Works Company, Ltd.	400	3,560
Kawada Technologies, Inc.	600	10,368
KeePer Technical Laboratory Company, Ltd. (B)	500	14,986
Keihan Holdings Company, Ltd.	2,200	46,134
Keihanshin Building Company, Ltd.	2,000	20,895
Keikyu Corp.	3,000	24,826
Kenko Mayonnaise Company, Ltd.	900	11,403
KH Neochem Company, Ltd.	1,500	19,323
Kimoto Company, Ltd.	3,000	5,664
King Jim Company, Ltd.	1,400	7,577
Kissei Pharmaceutical Company, Ltd.	1,100	28,859
Ki-Star Real Estate Company, Ltd.	600	16,317
Kitz Corp.	1,500	10,728
Koa Corp.	1,700	10,547
Koatsu Gas Kogyo Company, Ltd.	3,000	15,401
Kobe Electric Railway Company, Ltd.	300	4,436
Kohnan Shoji Company, Ltd.	1,200	27,263
Kojima Company, Ltd.	3,000	19,600
Kokuyo Company, Ltd. (B)	2,900	51,296
Komatsu Matere Company, Ltd.	1,700	9,116
KOMEDA Holdings Company, Ltd.	2,000	35,973
Komeri Company, Ltd.	1,500	31,301
Komori Corp.	2,300	17,437
Kondotec, Inc.	1,300	11,145
Konica Minolta, Inc.	14,200	58,966
Konishi Company, Ltd.	3,100	25,465
Konoike Transport Company, Ltd.	1,700	33,133
Kotobuki Spirits Company, Ltd.	2,500	34,424
Krosaki Harima Corp.	500	8,073
KRS Corp. (B)	1,100	15,901
K's Holdings Corp.	5,700	50,877
Kumagai Gumi Company, Ltd.	1,300	32,752
Kumiai Chemical Industry Company, Ltd.	3,400	16,186
Kurabo Industries, Ltd.	900	32,620
Kureha Corp.	1,500	27,302
Kurimoto, Ltd.	200	5,494
Kusuri no Aoki Holdings Company, Ltd.	2,100	43,262
KYB Corp.	2,000	37,082
Kyodo Printing Company, Ltd.	500	12,681
Kyoei Steel, Ltd.	300	3,474
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	14,491
Kyokuto Securities Company, Ltd.	2,300	21,534
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kyokuyo Company, Ltd.	700	$18,250
Kyorin Pharmaceutical Company, Ltd.	1,900	18,090
Kyoritsu Maintenance Company, Ltd.	2,800	51,837
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,820
Kyushu Financial Group, Inc.	6,300	28,791
LAC Company, Ltd.	1,400	10,246
Lacto Japan Company, Ltd.	800	13,658
LEC, Inc.	1,600	13,027
Leopalace21 Corp.	6,400	23,890
Life Corp.	800	17,791
LIFULL Company, Ltd.	3,800	4,900
Link And Motivation, Inc.	2,300	8,533
Lintec Corp.	1,900	36,553
Litalico, Inc.	1,300	7,332
Mabuchi Motor Company, Ltd. (B)	3,200	45,242
Macnica Holdings, Inc.	2,400	27,666
Macromill, Inc.	2,300	17,765
Maeda Kosen Company, Ltd.	2,200	27,016
Maezawa Kasei Industries Company, Ltd.	1,100	12,423
Maezawa Kyuso Industries Company, Ltd.	1,800	15,351
Makino Milling Machine Company, Ltd.	800	54,255
Management Solutions Company, Ltd.	1,300	13,871
Mandom Corp.	1,600	12,988
Mani, Inc.	3,500	39,930
MarkLines Company, Ltd.	400	5,475
Mars Group Holdings Corp.	700	14,857
Marubun Corp.	200	1,390
Marudai Food Company, Ltd.	1,600	16,840
Maruha Nichiro Corp.	1,400	26,923
Maruichi Steel Tube, Ltd.	2,700	59,617
MARUKA FURUSATO Corp.	700	11,440
Maruzen Company, Ltd.	800	17,639
Maruzen Showa Unyu Company, Ltd.	800	30,930
Marvelous, Inc.	1,400	5,169
Matsuda Sangyo Company, Ltd.	500	10,191
Matsui Securities Company, Ltd.	4,900	25,326
Max Company, Ltd.	1,500	33,244
Maxell, Ltd.	2,200	25,947
Maxvalu Tokai Company, Ltd.	1,100	23,265
MCJ Company, Ltd.	3,200	28,891
MEC Company, Ltd.	700	15,337
Media Do Company, Ltd.	600	5,410
Medical Data Vision Company, Ltd.	1,700	4,210
Medikit Company, Ltd.	500	8,592
Medley, Inc. (A)	800	19,281
MedPeer, Inc.	600	1,768
Megachips Corp.	1,100	43,539
Megmilk Snow Brand Company, Ltd.	1,400	24,517
Meidensha Corp.	800	21,856
Meiko Electronics Company, Ltd.	600	34,440
Meisei Industrial Company, Ltd.	3,000	27,323
MEITEC Group Holdings, Inc.	2,000	37,508
Meito Sangyo Company, Ltd.	900	11,249
Melco Holdings, Inc.	500	6,985
Menicon Company, Ltd.	2,500	22,048
Mercari, Inc. (A)	2,700	30,470
METAWATER Company, Ltd.	1,600	18,348
Micronics Japan Company, Ltd. (B)	800	18,658
Midac Holdings Company, Ltd.	500	4,917
Mie Kotsu Group Holdings, Inc.	3,700	11,581
Milbon Company, Ltd.	912	20,241
Ministop Company, Ltd.	1,100	11,825
MIRAIT ONE Corp.	4,240	61,571
Mirarth Holdings, Inc.	6,300	20,516

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Miroku Jyoho Service Company, Ltd.	700	$8,721
Mitani Corp.	2,000	24,563
Mitani Sekisan Company, Ltd.	600	20,993
Mito Securities Company, Ltd.	6,300	22,691
Mitsuba Corp.	2,300	14,006
Mitsubishi Logisnext Company, Ltd.	1,000	12,248
Mitsubishi Logistics Corp.	6,000	43,882
Mitsubishi Materials Corp.	3,900	58,956
Mitsubishi Paper Mills, Ltd.	2,600	9,361
Mitsubishi Pencil Company, Ltd.	1,500	21,724
Mitsubishi Research Institute, Inc.	500	15,285
Mitsubishi Shokuhin Company, Ltd.	600	18,977
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	9,730
Mitsui DM Sugar Holdings Company, Ltd.	1,000	21,368
Mitsui E&S Company, Ltd.	4,600	52,718
Mitsui High-Tec, Inc.	2,500	12,915
Mitsui Matsushima Holdings Company, Ltd.	300	7,671
Mitsui Mining & Smelting Company, Ltd.	2,200	64,524
Mitsui-Soko Holdings Company, Ltd.	900	42,268
Mitsuuroko Group Holdings Company, Ltd.	3,200	36,231
Miura Company, Ltd.	1,600	39,793
Mixi, Inc.	1,800	34,667
Mizuho Leasing Company, Ltd.	4,000	26,630
Mizuno Corp.	400	22,543
Mochida Pharmaceutical Company, Ltd.	900	19,976
Modec, Inc.	1,800	37,995
Morinaga & Company, Ltd.	3,000	51,748
Morinaga Milk Industry Company, Ltd.	3,000	55,805
Morita Holdings Corp.	2,200	30,333
Morozoff, Ltd.	500	15,346
MOS Food Services, Inc.	1,000	23,481
MrMax Holdings, Ltd.	1,700	7,624
m-up Holdings, Inc.	2,000	20,573
Musashi Seimitsu Industry Company, Ltd.	2,600	64,196
Nabtesco Corp.	3,300	58,317
Nachi-Fujikoshi Corp.	600	11,983
Nafco Company, Ltd.	1,100	14,648
Nagano Keiki Company, Ltd.	800	12,587
Nagase & Company, Ltd.	3,000	60,992
Nagawa Company, Ltd.	300	14,051
Nagoya Railroad Company, Ltd.	4,400	48,963
Nakamuraya Company, Ltd.	300	6,085
Nakanishi, Inc.	2,600	39,205
Nakayama Steel Works, Ltd.	1,100	5,211
Namura Shipbuilding Company, Ltd.	1,152	12,521
Nankai Electric Railway Company, Ltd.	3,000	47,132
Natori Company, Ltd.	700	9,892
NEC Capital Solutions, Ltd.	800	19,879
NEC Networks & System Integration Corp.	2,100	43,607
Neturen Company, Ltd.	2,300	14,221
Nextage Company, Ltd.	1,900	16,937
NHK Spring Company, Ltd.	4,300	53,807
Nice Corp.	600	6,239
Nichias Corp.	2,300	81,212
Nichiban Company, Ltd.	700	9,373
Nichicon Corp.	600	4,137
Nichiden Corp.	600	11,706
Nichiha Corp.	1,200	22,169
Nichireki Group Company, Ltd.	1,200	20,310
Nichirin Company, Ltd.	1,040	22,600
Nihon Chouzai Company, Ltd.	800	7,277
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nihon Dempa Kogyo Company, Ltd.	2,500	$13,623
Nihon Flush Company, Ltd.	1,000	5,180
Nihon House Holdings Company, Ltd.	1,000	2,077
Nihon Kagaku Sangyo Company, Ltd.	1,000	9,264
Nihon M&A Center Holdings, Inc.	9,700	40,386
Nihon Nohyaku Company, Ltd.	4,000	17,814
Nihon Parkerizing Company, Ltd.	3,900	32,064
Nihon Tokushu Toryo Company, Ltd.	1,000	8,035
Nikkiso Company, Ltd.	2,100	12,831
Nikkon Holdings Company, Ltd.	4,400	56,759
Nippn Corp.	1,600	22,172
Nippon Air Conditioning Services Company, Ltd.	1,600	10,689
Nippon Beet Sugar Manufacturing Company, Ltd.	900	13,860
Nippon Carbon Company, Ltd.	500	13,848
Nippon Chemical Industrial Company, Ltd.	700	10,451
Nippon Chemi-Con Corp. (A)	1,100	6,687
Nippon Coke & Engineering Company, Ltd.	18,000	10,882
Nippon Concrete Industries Company, Ltd.	2,600	6,075
Nippon Denko Company, Ltd.	6,530	11,750
Nippon Densetsu Kogyo Company, Ltd.	2,100	26,361
Nippon Electric Glass Company, Ltd.	2,200	46,584
Nippon Gas Company, Ltd.	4,300	59,127
Nippon Hume Corp.	2,000	17,264
Nippon Kayaku Company, Ltd.	5,300	42,933
Nippon Kodoshi Corp.	800	10,026
Nippon Light Metal Holdings Company, Ltd.	2,820	27,724
Nippon Paper Industries Company, Ltd.	4,600	25,330
Nippon Parking Development Company, Ltd.	8,400	11,367
Nippon Rietec Company, Ltd.	300	2,443
Nippon Seiki Company, Ltd.	3,000	21,750
Nippon Sharyo, Ltd.	600	8,476
Nippon Sheet Glass Company, Ltd. (A)	4,100	9,234
Nippon Shinyaku Company, Ltd.	1,300	32,847
Nippon Shokubai Company, Ltd.	3,200	38,712
Nippon Signal Company, Ltd.	3,000	17,634
Nippon Soda Company, Ltd.	1,200	22,077
Nippon Thompson Company, Ltd.	4,700	14,902
Nippon Yakin Kogyo Company, Ltd.	300	7,591
Nipro Corp.	6,700	63,441
Nishikawa Rubber Company, Ltd.	800	11,384
Nishimatsu Construction Company, Ltd.	1,500	49,712
Nishimatsuya Chain Company, Ltd.	2,700	40,115
Nishi-Nippon Financial Holdings, Inc.	3,900	49,833
Nishi-Nippon Railroad Company, Ltd.	2,400	34,500
Nishio Holdings Company, Ltd.	800	23,862
Nissan Shatai Company, Ltd.	3,400	21,454
Nissei ASB Machine Company, Ltd.	500	16,000
Nissei Plastic Industrial Company, Ltd.	1,600	10,213
Nissha Company, Ltd.	2,300	23,406
Nisshinbo Holdings, Inc.	4,768	27,109
Nissin Corp.	1,400	40,943
Nisso Holdings Company, Ltd.	2,400	11,825
Nissui Corp.	9,200	52,339
Nitta Corp.	800	18,793
Nittetsu Mining Company, Ltd.	600	16,908
Nitto Kogyo Corp.	600	10,985
Nitto Kohki Company, Ltd.	1,000	17,132
Nitto Seiko Company, Ltd.	1,700	6,696
Noevir Holdings Company, Ltd.	800	24,793
Nojima Corp.	3,200	46,289

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
NOK Corp.	900	$14,037
Noritake Company, Ltd.	1,400	35,002
Noritsu Koki Company, Ltd.	1,000	32,435
Noritz Corp.	2,100	22,066
North Pacific Bank, Ltd.	12,900	37,239
NPR-RIKEN Corp.	1,200	19,344
NS Tool Company, Ltd.	800	3,843
NS United Kaiun Kaisha, Ltd.	100	2,557
NSD Company, Ltd.	2,200	46,879
NSK, Ltd.	3,200	13,853
NTN Corp.	18,400	29,381
Obara Group, Inc.	600	15,192
Ohsho Food Service Corp.	600	11,568
Oiles Corp.	1,380	21,588
Okabe Company, Ltd.	2,600	12,568
Okamoto Industries, Inc.	600	21,820
Okamura Corp.	2,000	25,985
Okasan Securities Group, Inc.	7,000	28,218
Oki Electric Industry Company, Ltd.	4,700	31,520
Okinawa Cellular Telephone Company	800	22,055
Okinawa Financial Group, Inc.	1,140	18,708
OKUMA Corp.	2,200	47,147
Okumura Corp.	1,200	29,872
Okura Industrial Company, Ltd.	800	15,209
Okuwa Company, Ltd.	1,000	5,603
Onoken Company, Ltd.	1,500	14,269
Onward Holdings Company, Ltd.	2,400	8,952
Optex Group Company, Ltd.	1,900	20,987
Optim Corp. (A)	700	3,093
Optorun Company, Ltd.	1,100	12,953
Organo Corp.	500	25,614
Orient Corp.	3,180	17,043
Oriental Shiraishi Corp.	7,600	18,808
Origin Company, Ltd.	600	4,398
Oro Company, Ltd.	700	11,240
Osaka Organic Chemical Industry, Ltd.	800	14,537
Osaka Steel Company, Ltd.	700	13,008
Osaki Electric Company, Ltd.	3,000	14,719
OSG Corp.	3,900	45,804
Oyo Corp.	1,300	21,139
Pacific Industrial Company, Ltd.	700	6,022
Pacific Metals Company, Ltd. (A)	1,100	10,120
PAL GROUP Holdings Company, Ltd.	1,400	27,115
PALTAC Corp.	1,200	33,122
Paramount Bed Holdings Company, Ltd.	1,600	27,386
Paris Miki Holdings, Inc.	1,100	2,126
Park24 Company, Ltd.	4,200	58,542
Pasona Group, Inc.	1,300	16,791
Penta-Ocean Construction Company, Ltd.	9,900	40,877
PeptiDream, Inc. (A)	3,600	59,752
PIA Corp. (A)	500	9,963
Pickles Holdings Company, Ltd.	800	5,330
Pigeon Corp. (B)	5,500	50,910
PILLAR Corp.	500	13,666
Pilot Corp. (B)	1,200	36,891
Piolax, Inc.	1,200	19,248
Pole To Win Holdings, Inc.	2,000	5,708
Premium Group Company, Ltd.	900	14,681
Premium Water Holdings, Inc.	400	7,875
Press Kogyo Company, Ltd.	2,500	8,829
Pressance Corp.	700	8,865
Prestige International, Inc.	5,000	21,525
Prima Meat Packers, Ltd.	1,500	21,115
Procrea Holdings, Inc.	2,344	26,207
Pronexus, Inc.	600	5,040
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Proto Corp.	1,800	$14,733
PS Construction Company, Ltd.	800	5,599
Punch Industry Company, Ltd.	1,300	3,280
QB Net Holdings Company, Ltd.	1,800	11,789
Qol Holdings Company, Ltd.	1,400	13,034
Quick Company, Ltd.	800	11,508
Raccoon Holdings, Inc.	800	3,719
Raito Kogyo Company, Ltd.	1,300	18,230
Raiznext Corp.	2,000	19,781
Raksul, Inc. (A)	1,200	10,025
Rakus Company, Ltd.	1,200	13,970
Rasa Industries, Ltd.	600	10,178
Relo Group, Inc.	2,800	34,034
Rengo Company, Ltd.	8,600	47,663
RENOVA, Inc. (A)	1,400	6,833
Resorttrust, Inc.	2,400	47,717
Restar Corp.	1,600	26,144
Retail Partners Company, Ltd.	300	2,397
Rheon Automatic Machinery Company, Ltd.	1,500	13,825
Ricoh Leasing Company, Ltd.	800	26,559
Riken Keiki Company, Ltd.	700	16,920
Riken Technos Corp.	3,000	20,291
Riken Vitamin Company, Ltd.	1,400	21,729
Rion Company, Ltd.	500	8,274
Riso Kyoiku Company, Ltd.	3,400	6,516
Rock Field Company, Ltd.	1,000	9,698
Rokko Butter Company, Ltd. (B)	600	5,025
Roland Corp.	700	17,313
Rorze Corp.	900	8,503
Round One Corp.	5,500	45,355
Royal Holdings Company, Ltd.	600	9,094
Ryobi, Ltd.	1,400	20,010
Ryoden Corp.	800	12,420
Ryoyo Ryosan Holdings, Inc.	500	7,713
S Foods, Inc.	900	15,588
S&B Foods, Inc.	600	19,986
Sac's Bar Holdings, Inc.	600	3,708
Saibu Gas Holdings Company, Ltd.	1,500	16,455
Saint-Care Holding Corp.	1,900	9,126
Saizeriya Company, Ltd.	800	27,004
Sakai Chemical Industry Company, Ltd.	100	1,649
Sakai Moving Service Company, Ltd.	1,000	15,605
Sakata INX Corp.	1,200	13,173
Sakata Seed Corp.	500	10,971
Sala Corp.	3,000	17,020
San-A Company, Ltd.	1,400	25,724
San-Ai Obbli Company, Ltd.	2,700	32,422
Sangetsu Corp.	2,100	39,844
Sanken Electric Company, Ltd. (A)	900	32,641
Sanki Engineering Company, Ltd.	2,000	39,967
Sankyo Frontier Company, Ltd.	600	8,124
Sankyo Seiko Company, Ltd.	3,200	12,619
Sankyo Tateyama, Inc.	2,500	10,477
Sankyu, Inc.	1,400	48,350
Sanoh Industrial Company, Ltd.	1,900	8,923
Sanshin Electronics Company, Ltd.	700	8,710
Sanyo Chemical Industries, Ltd.	600	15,616
Sanyo Denki Company, Ltd.	400	22,884
Sanyo Electric Railway Company, Ltd.	1,600	20,546
Sanyo Shokai, Ltd.	700	13,010
Sanyo Special Steel Company, Ltd.	1,400	17,035
Sanyo Trading Company, Ltd.	1,200	12,220
Sato Holdings Corp.	1,700	23,565
Sawai Group Holdings Company, Ltd.	5,400	73,643

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SBI ARUHI Corp.	500	$2,615
SBI Global Asset Management Company, Ltd.	1,300	5,516
SBS Holdings, Inc.	900	13,526
Scroll Corp.	2,300	15,665
Seika Corp.	500	15,305
Seikagaku Corp.	1,700	8,630
Seikitokyu Kogyo Company, Ltd.	1,600	15,806
Seiko Group Corp.	1,400	42,910
Seino Holdings Company, Ltd.	1,400	21,081
Seiren Company, Ltd.	1,900	33,628
Sekisui Jushi Corp.	1,600	21,435
Sekisui Kasei Company, Ltd.	2,500	5,606
Senko Group Holdings Company, Ltd.	4,700	44,383
Senshu Electric Company, Ltd.	600	18,515
Senshu Ikeda Holdings, Inc.	8,000	19,988
Senshukai Company, Ltd. (A)	3,300	5,953
Seria Company, Ltd.	2,100	37,633
Seven Bank, Ltd.	9,500	18,813
Shibaura Electronics Company, Ltd.	1,000	20,778
Shibaura Machine Company, Ltd.	600	13,559
Shibaura Mechatronics Corp.	300	14,808
Shibuya Corp.	800	19,355
SHIFT, Inc. (A)	300	34,185
Shikibo, Ltd.	1,100	7,041
Shikoku Electric Power Company, Inc.	5,200	40,558
Shikoku Kasei Holdings Corp.	1,700	22,234
Shima Seiki Manufacturing, Ltd.	1,200	7,925
Shimadaya Corp. (A)	500	4,404
Shin Nippon Biomedical Laboratories, Ltd.	1,000	10,510
Shinagawa Refractories Company, Ltd.	2,100	23,273
Shindengen Electric Manufacturing Company, Ltd.	500	7,846
Shin-Etsu Polymer Company, Ltd.	1,900	19,698
Shinko Shoji Company, Ltd.	1,900	12,015
Shinmaywa Industries, Ltd.	2,400	21,134
Shinnihon Corp.	600	5,907
Shinwa Company, Ltd.	700	13,269
Ship Healthcare Holdings, Inc.	2,600	36,330
Shizuoka Gas Company, Ltd.	2,500	16,988
SHO-BOND Holdings Company, Ltd.	1,000	33,043
Shoei Company, Ltd.	1,600	22,791
Showa Sangyo Company, Ltd.	1,000	17,966
SIGMAXYZ Holdings, Inc.	3,600	21,278
Siix Corp.	1,600	12,138
Sinanen Holdings Company, Ltd.	800	33,227
Sinfonia Technology Company, Ltd.	700	28,060
Sinko Industries, Ltd.	4,500	36,136
Sintokogio, Ltd.	1,900	11,374
SKY Perfect JSAT Holdings, Inc.	7,800	44,503
Smaregi, Inc. (A)	400	6,665
SMK Corp.	300	4,891
SMS Company, Ltd.	1,600	15,869
Sodick Company, Ltd.	2,400	11,156
Softcreate Holdings Corp.	1,400	20,343
Software Service, Inc.	200	15,992
Soken Chemical & Engineering Company, Ltd.	800	18,204
Solasto Corp.	3,200	9,588
Sotetsu Holdings, Inc.	3,500	55,373
Sparx Group Company, Ltd.	1,480	14,285
S-Pool, Inc.	5,000	10,055
SRA Holdings	600	15,999
SRE Holdings Corp. (A)	400	7,764
ST Corp.	700	6,851
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
St. Marc Holdings Company, Ltd.	800	$13,726
Star Mica Holdings Company, Ltd.	2,200	10,751
Star Micronics Company, Ltd.	1,000	11,845
Starts Corp., Inc.	1,300	31,135
Starzen Company, Ltd.	600	11,014
Stella Chemifa Corp.	800	22,253
Strike Company, Ltd.	700	16,063
Studio Alice Company, Ltd.	900	12,000
Sugimoto & Company, Ltd.	1,400	12,405
Sumida Corp.	1,600	8,908
Suminoe Company, Ltd.	500	6,654
Sumitomo Bakelite Company, Ltd.	600	14,518
Sumitomo Densetsu Company, Ltd.	1,300	40,791
Sumitomo Mitsui Construction Company, Ltd.	6,000	15,674
Sumitomo Osaka Cement Company, Ltd.	1,500	31,455
Sumitomo Riko Company, Ltd.	2,400	24,567
Sumitomo Seika Chemicals Company, Ltd.	500	15,082
Sun Frontier Fudousan Company, Ltd.	1,000	12,259
Suruga Bank, Ltd.	3,600	25,602
SWCC Corp.	1,200	57,292
Systena Corp.	12,200	27,960
Syuppin Company, Ltd.	1,200	7,990
T RAD Company, Ltd.	500	11,611
Tachibana Eletech Company, Ltd.	1,360	22,508
Tachi-S Company, Ltd.	600	6,598
Tadano, Ltd.	5,000	36,152
Taihei Dengyo Kaisha, Ltd.	600	19,074
Taiho Kogyo Company, Ltd.	1,200	4,972
Taikisha, Ltd.	900	28,418
Taisei Lamick Company, Ltd.	500	7,846
Taiyo Holdings Company, Ltd.	2,000	51,566
Taiyo Yuden Company, Ltd.	2,600	36,564
Takamatsu Construction Group Company, Ltd.	1,000	17,752
Takaoka Toko Company, Ltd.	700	9,141
Takara Bio, Inc.	2,100	13,952
Takara Holdings, Inc.	5,700	48,940
Takara Standard Company, Ltd.	2,200	23,509
Takasago International Corp.	1,200	44,067
Takasago Thermal Engineering Company, Ltd.	1,700	68,275
Takashimaya Company, Ltd.	2,200	17,494
Takeuchi Manufacturing Company, Ltd.	1,000	31,334
Takuma Company, Ltd.	3,000	31,498
Tama Home Company, Ltd.	200	4,524
Tamron Company, Ltd. (B)	1,200	33,787
Tamura Corp.	600	1,932
Tanseisha Company, Ltd.	1,100	6,901
Tayca Corp.	1,500	14,901
TDC Soft, Inc.	2,400	23,806
TechMatrix Corp.	2,000	29,966
Techno Horizon Company, Ltd.	1,400	3,225
TechnoPro Holdings, Inc.	2,700	50,484
Teijin, Ltd.	5,400	45,755
Teikoku Sen-I Company, Ltd.	1,200	17,936
Tekken Corp.	800	12,240
Tenma Corp.	1,000	18,158
Tess Holdings Company, Ltd.	2,400	4,205
The 77 Bank, Ltd.	2,100	60,226
The Akita Bank, Ltd.	1,100	15,471
The Awa Bank, Ltd.	900	15,470
The Bank of Iwate, Ltd.	1,100	19,525
The Bank of Nagoya, Ltd.	500	20,239
The Bank of Saga, Ltd.	1,000	13,927

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Chiba Kogyo Bank, Ltd.	3,200	$29,384
The Chugoku Electric Power Company, Inc.	4,600	26,547
The Ehime Bank, Ltd.	2,100	14,855
The First Bank of Toyama, Ltd.	2,800	18,899
The Fukui Bank, Ltd.	1,800	20,833
The Fukushima Bank, Ltd.	2,100	2,946
The Gunma Bank, Ltd.	6,900	46,412
The Hyakugo Bank, Ltd.	9,600	38,233
The Hyakujushi Bank, Ltd.	800	16,524
The Keiyo Bank, Ltd.	4,400	21,859
The Kita-Nippon Bank, Ltd.	700	13,357
The Kiyo Bank, Ltd.	2,300	32,159
The Miyazaki Bank, Ltd.	1,000	19,703
The Monogatari Corp.	1,200	26,341
The Musashino Bank, Ltd.	900	17,032
The Nanto Bank, Ltd.	1,500	30,506
The Nippon Road Company, Ltd.	1,000	11,216
The Nisshin Oillio Group, Ltd.	1,200	39,241
The Ogaki Kyoritsu Bank, Ltd.	1,600	19,572
The Oita Bank, Ltd.	900	17,713
The Okinawa Electric Power Company, Inc.	1,990	12,094
The Pack Corp.	800	18,120
The San-In Godo Bank, Ltd.	4,300	34,319
The Shibusawa Warehouse Company, Ltd.	1,000	19,409
The Shiga Bank, Ltd.	1,700	42,153
The Shikoku Bank, Ltd.	2,800	20,522
The Shimizu Bank, Ltd.	500	4,553
The Sumitomo Warehouse Company, Ltd.	1,824	32,439
The Tochigi Bank, Ltd.	8,000	14,307
The Toho Bank, Ltd.	12,000	22,354
The Tohoku Bank, Ltd.	400	2,928
The Tottori Bank, Ltd.	400	3,156
The Towa Bank, Ltd.	2,900	11,729
The Yamagata Bank, Ltd.	2,000	12,636
The Yamanashi Chuo Bank, Ltd.	700	8,323
THK Company, Ltd.	600	13,840
Tigers Polymer Corp.	1,000	4,642
TKC Corp.	1,300	31,290
Toa Corp. (Hyogo)	1,400	8,864
Toa Corp. (Tokyo)	1,300	9,785
Toagosei Company, Ltd.	4,300	41,129
TOBISHIMA HOLDINGS, Inc.	720	7,445
TOC Company, Ltd.	3,400	13,674
Tocalo Company, Ltd.	1,400	16,366
Toda Corp.	8,400	51,126
Toda Kogyo Corp. (A)	300	2,242
Toei Company, Ltd.	500	18,522
Toenec Corp.	3,000	18,689
Toho Company, Ltd.	600	11,266
Toho Gas Company, Ltd.	1,300	35,029
Toho Holdings Company, Ltd.	1,900	51,241
Toho Titanium Company, Ltd.	1,300	8,720
Toho Zinc Company, Ltd. (A)	800	2,759
Tokai Carbon Company, Ltd. (B)	6,700	38,704
Tokai Corp.	1,200	17,324
TOKAI Holdings Corp.	4,000	24,628
Tokai Rika Company, Ltd.	2,600	37,406
Tokai Tokyo Financial Holdings, Inc.	8,400	26,235
Token Corp.	410	32,571
Tokushu Tokai Paper Company, Ltd.	600	13,801
Tokuyama Corp.	1,800	29,852
Tokyo Base Company, Ltd.	900	1,882
Tokyo Electron Device, Ltd.	600	11,440
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Energy & Systems, Inc.	2,000	$13,884
Tokyo Keiki, Inc.	200	4,051
Tokyo Kiraboshi Financial Group, Inc.	1,136	32,713
Tokyo Rope Manufacturing Company, Ltd.	200	1,648
Tokyo Seimitsu Company, Ltd.	400	18,197
Tokyo Steel Manufacturing Company, Ltd.	700	6,619
Tokyo Tekko Company, Ltd.	400	16,902
Tokyo Theatres Company, Inc.	900	6,128
Tokyotokeiba Company, Ltd.	600	17,210
Tokyu Construction Company, Ltd.	3,900	17,803
Tomato Bank, Ltd.	1,100	8,568
Tomen Devices Corp.	200	8,709
Tomoe Corp.	2,200	13,752
Tomoku Company, Ltd.	500	7,304
TOMONY Holdings, Inc.	10,600	30,089
Tomy Company, Ltd.	2,900	83,061
Tonami Holdings Company, Ltd.	500	18,847
Topcon Corp.	4,700	83,792
Topre Corp.	700	8,814
Topy Industries, Ltd.	1,300	16,399
Torex Semiconductor, Ltd.	700	5,387
Toridoll Holdings Corp. (B)	1,200	29,616
Torii Pharmaceutical Company, Ltd.	600	17,891
Torishima Pump Manufacturing Company, Ltd.	900	13,601
Tosei Corp.	1,600	25,395
Toshiba TEC Corp.	1,100	24,987
Tosho Company, Ltd.	1,300	5,174
Totetsu Kogyo Company, Ltd.	1,000	21,216
Towa Corp.	2,400	22,858
Towa Pharmaceutical Company, Ltd.	1,500	31,748
Toyo Construction Company, Ltd.	700	6,001
Toyo Corp.	1,100	9,974
Toyo Denki Seizo KK	600	4,563
Toyo Engineering Corp.	2,200	10,073
Toyo Gosei Company, Ltd.	300	10,182
Toyo Kanetsu KK	400	11,057
Toyo Securities Company, Ltd.	6,000	21,301
Toyo Tanso Company, Ltd.	1,000	26,726
Toyo Tire Corp.	2,000	30,762
Toyo Wharf & Warehouse Company, Ltd.	600	4,785
Toyobo Company, Ltd.	4,093	25,050
Toyoda Gosei Company, Ltd.	2,000	34,924
Toyota Boshoku Corp.	2,100	27,176
TPR Company, Ltd.	1,400	21,603
Transaction Company, Ltd.	1,700	22,375
Transcosmos, Inc.	800	16,937
Trusco Nakayama Corp.	2,200	32,679
TS Tech Company, Ltd.	4,400	49,843
TSI Holdings Company, Ltd.	1,870	12,499
Tsubaki Nakashima Company, Ltd.	2,300	6,832
Tsubakimoto Chain Company	3,600	44,281
Tsuburaya Fields Holdings, Inc.	2,100	24,329
Tsugami Corp.	1,600	15,630
Tsukishima Holdings Company, Ltd.	2,000	18,929
Tsukuba Bank, Ltd.	5,700	8,705
Tsumura & Company	2,600	77,350
Tsurumi Manufacturing Company, Ltd.	1,000	21,095
TV Asahi Holdings Corp.	200	2,890
UACJ Corp.	1,003	33,765
UBE Corp.	3,000	45,641
Ubicom Holdings, Inc.	500	4,109
Uchida Yoko Company, Ltd.	400	17,622
Ulvac, Inc.	300	11,508
U-Next Holdings Company, Ltd.	1,500	16,511

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Unipres Corp.	200	$1,363
United Arrows, Ltd.	1,600	27,285
United Super Markets Holdings, Inc. (B)	2,838	13,560
UNITED, Inc.	2,600	12,904
Unitika, Ltd. (A)	5,900	5,285
Universal Entertainment Corp.	1,200	7,846
Ushio, Inc.	2,600	34,919
UT Group Company, Ltd.	1,500	20,689
V Technology Company, Ltd.	400	5,998
Valor Holdings Company, Ltd.	1,700	23,541
Valqua, Ltd.	1,000	20,572
Value HR Company, Ltd. (B)	1,200	12,758
ValueCommerce Company, Ltd.	900	6,672
Vector, Inc.	800	5,246
Vertex Corp.	1,100	12,626
Vision, Inc.	3,300	26,660
Visional, Inc. (A)	400	20,198
Vital KSK Holdings, Inc.	2,100	16,554
VT Holdings Company, Ltd.	6,600	20,761
Wacoal Holdings Corp.	1,900	64,860
Wacom Company, Ltd.	2,700	12,263
Wakachiku Construction Company, Ltd.	900	21,260
Wakita & Company, Ltd.	2,300	24,374
Warabeya Nichiyo Holdings Company, Ltd.	900	11,553
Watahan & Company, Ltd.	600	6,102
WDB Holdings Company, Ltd.	700	7,326
Weathernews, Inc.	600	14,575
Wellneo Sugar Company, Ltd.	1,100	15,455
West Holdings Corp.	716	8,207
Will Group, Inc.	1,200	7,668
WingArc1st, Inc.	200	4,737
World Company, Ltd.	700	11,081
World Holdings Company, Ltd.	600	7,510
Wowow, Inc.	600	3,806
Xebio Holdings Company, Ltd.	2,800	20,195
Yahagi Construction Company, Ltd.	2,000	20,083
YAKUODO Holdings Company, Ltd.	700	9,012
YAMABIKO Corp.	800	12,787
YAMADA Consulting Group Company, Ltd.	1,100	13,449
Yamae Group Holdings Company, Ltd.	1,000	12,413
Yamaguchi Financial Group, Inc.	3,000	31,046
Yamaichi Electronics Company, Ltd.	1,700	24,435
Yamazen Corp.	1,900	16,781
Yaoko Company, Ltd.	300	17,970
Yasuda Logistics Corp.	1,400	15,624
Yellow Hat, Ltd.	2,000	34,025
Yodogawa Steel Works, Ltd.	500	17,687
Yokogawa Bridge Holdings Corp.	1,000	17,786
Yokorei Company, Ltd.	2,900	15,632
Yokowo Company, Ltd.	1,200	13,432
Yomeishu Seizo Company, Ltd.	500	7,977
Yondoshi Holdings, Inc.	1,300	15,529
Yonex Company, Ltd.	2,100	28,345
Yorozu Corp.	1,800	13,774
Yoshinoya Holdings Company, Ltd.	2,500	49,228
Yuasa Trading Company, Ltd.	700	19,621
Yukiguni Maitake Company, Ltd.	1,000	6,844
Yurtec Corp.	2,000	19,683
Yushiro Chemical Industry Company, Ltd.	1,100	15,002
Zacros Corp.	800	21,750
Zenkoku Hosho Company, Ltd.	1,200	42,205
Zenrin Company, Ltd.	1,950	10,260
Zeon Corp.	3,800	35,877
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ZERIA Pharmaceutical Company, Ltd.	1,200	$18,584
ZIGExN Company, Ltd.	1,800	5,413
		21,965,931
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	587	45,432
VP Bank AG, Class A	188	16,015
		61,447
Luxembourg - 0.4%
APERAM SA	1,921	50,313
Aroundtown SA (A)	47,393	143,127
B&S Group Sarl (D)	983	4,233
Befesa SA (B)(D)	1,789	38,197
d'Amico International Shipping SA	3,434	14,322
Grand City Properties SA (A)	4,888	59,697
RTL Group SA (B)	1,577	43,480
SES SA	17,911	56,725
Sword Group	278	10,266
		420,360
Macau - 0.0%
MECOM Power and Construction, Ltd. (A)	87,750	1,907
Wynn Macau, Ltd.	12,800	8,828
		10,735
Malaysia - 0.0%
Frencken Group, Ltd. (B)	15,400	12,752
Malta - 0.0%
Catena Media PLC (A)	3,412	1,149
Mauritius - 0.0%
Capital, Ltd.	9,014	9,134
Mexico - 0.0%
Fresnillo PLC	3,208	24,882
Mongolia - 0.0%
Mongolian Mining Corp. (A)(B)	12,000	11,006
Netherlands - 1.9%
Aalberts NV	3,645	129,603
Acomo NV	876	15,708
Alfen N.V. (A)(B)(D)	681	8,475
AMG Critical Materials NV (B)	1,350	19,414
Arcadis NV	2,707	164,732
Basic-Fit NV (A)(D)	2,099	49,000
BE Semiconductor Industries NV	835	114,452
Brack Capital Properties NV (A)	230	17,190
Brunel International NV (B)	1,169	10,942
Corbion NV	1,806	40,374
CTP NV (D)	2,776	42,746
Flow Traders, Ltd.	1,631	36,518
ForFarmers NV	2,398	8,382
Fugro NV	3,999	69,295
IMCD NV	1,311	194,829
Innoconcepts NV (A)(C)	10,527	0
Kendrion NV	1,193	12,786
Koninklijke BAM Groep NV	13,114	57,012
Koninklijke Heijmans NV	1,599	52,419
Koninklijke Vopak NV	2,374	104,492
Nedap NV	225	12,807
OCI NV (A)	2,623	29,379
Pharming Group NV (A)(B)	30,666	29,358
PostNL NV (B)	16,530	17,821
PPHE Hotel Group, Ltd.	592	10,432
QIAGEN NV (A)	1,047	46,623
Randstad NV	3,405	143,359
SBM Offshore NV	5,505	96,943
SIF Holding NV (A)	588	7,366
Signify NV (D)	5,215	116,465

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Sligro Food Group NV	1,151	$13,312
TKH Group NV	1,628	56,189
TomTom NV (A)(B)	3,258	16,841
Van Lanschot Kempen NV	1,831	82,594
		1,827,858
New Zealand - 0.4%
Air New Zealand, Ltd.	37,974	12,760
Channel Infrastructure NZ, Ltd.	12,291	12,870
Delegat Group, Ltd.	1,200	3,234
Fletcher Building, Ltd. (A)	8,100	12,900
Freightways Group, Ltd. (B)	5,690	33,864
Genesis Energy, Ltd.	7,874	9,923
Gentrack Group, Ltd. (A)	3,060	21,555
Hallenstein Glasson Holdings, Ltd.	3,354	15,472
Heartland Group Holdings, Ltd.	31,010	17,165
Investore Property, Ltd.	14,595	9,313
KMD Brands, Ltd. (A)	25,838	6,432
Manawa Energy, Ltd.	1,665	5,209
NZME, Ltd.	13,259	8,130
NZX, Ltd.	18,453	15,089
Oceania Healthcare, Ltd. (A)	41,920	17,076
Pacific Edge, Ltd. (A)	27,936	1,953
PGG Wrightson, Ltd. (A)	819	723
Restaurant Brands New Zealand, Ltd.	886	2,003
Sanford, Ltd.	2,767	6,583
Scales Corp., Ltd.	5,176	11,730
Serko, Ltd. (A)	2,827	6,029
Skellerup Holdings, Ltd.	7,637	22,080
SKY Network Television, Ltd.	6,265	9,099
SKYCITY Entertainment Group, Ltd.	20,410	16,590
Summerset Group Holdings, Ltd.	5,438	39,928
The Warehouse Group, Ltd.	9,894	5,742
Tourism Holdings, Ltd.	7,174	7,988
TOWER, Ltd.	11,445	8,622
Vista Group International, Ltd. (A)	7,682	13,335
		353,397
Norway - 0.8%
ABG Sundal Collier Holding ASA	24,237	15,065
AF Gruppen ASA	717	9,348
Akastor ASA	6,104	6,982
AMSC ASA (A)	1,661	3,788
ArcticZymes Technologies ASA (A)	962	1,128
Atea ASA (A)	3,574	44,400
Avance Gas Holding, Ltd. (B)(D)	1,658	11,901
Axactor ASA (A)	14,729	4,772
B2 Impact ASA	23,929	21,102
Belships ASA	10,010	17,685
BLUENORD ASA (A)	912	52,857
Bonheur ASA	1,411	32,334
Borregaard ASA	1,396	22,401
Bouvet ASA	3,002	20,177
BW Offshore, Ltd.	4,568	12,059
Cloudberry Clean Energy ASA (A)	5,431	5,981
Crayon Group Holding ASA (A)(D)	1,983	21,756
DNO ASA	18,710	17,269
Elkem ASA (A)(D)	6,721	10,361
Elmera Group ASA (D)	5,860	19,670
Elopak ASA	2,737	10,863
Europris ASA (D)	8,327	53,174
FLEX LNG, Ltd.	294	6,599
FLEX LNG, Ltd. (New York Stock Exchange) (B)	490	11,241
Grieg Seafood ASA (B)	2,264	12,354
Hexagon Composites ASA (A)	6,450	25,791
Hexagon Purus ASA (A)	2,213	1,093
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Kid ASA (D)	1,128	$13,268
Kitron ASA	9,158	27,237
LINK Mobility Group Holding ASA (A)	14,986	30,324
Medistim ASA	352	4,631
MPC Container Ships ASA	15,398	28,083
Multiconsult ASA (D)	554	9,705
Norske Skog ASA (A)(B)(D)	1,815	3,911
Norwegian Air Shuttle ASA (A)(B)	11,101	10,763
Odfjell Drilling, Ltd.	4,970	22,514
Panoro Energy ASA (A)	3,699	9,061
Pareto Bank ASA	1,457	8,664
PhotoCure ASA (A)	2,625	14,291
Rana Gruber ASA	3,066	20,572
Scatec ASA (A)(D)	4,993	34,925
Selvaag Bolig ASA	1,842	5,840
Sparebanken More	1,230	10,485
Veidekke ASA	5,117	63,976
Wilh Wilhelmsen Holding ASA, Class A	259	9,321
XXL ASA (A)(D)	256	247
		799,969
Peru - 0.1%
Hochschild Mining PLC (A)	23,905	63,851
Poland - 0.1%
InPost SA (A)	2,875	49,083
Portugal - 0.4%
Altri SGPS SA	2,851	15,744
Banco Comercial Portugues SA	450,506	216,221
Corticeira Amorim SGPS SA	2,100	17,478
CTT-Correios de Portugal SA	4,239	23,721
Mota-Engil SGPS SA	5,636	16,967
NOS SGPS SA	4,757	16,409
REN - Redes Energeticas Nacionais SGPS SA	14,895	35,188
Sonae SGPS SA	34,734	32,838
The Navigator Company SA	12,847	47,799
		422,365
Singapore - 1.0%
AEM Holdings, Ltd. (A)	9,191	9,687
Banyan Tree Holdings, Ltd.	19,800	4,997
Boustead Singapore, Ltd.	10,445	7,880
Bukit Sembawang Estates, Ltd.	11,000	28,707
Capitaland India Trust	50,467	39,432
China Aviation Oil Singapore Corp., Ltd.	14,400	9,643
ComfortDelGro Corp., Ltd.	69,000	74,778
COSCO Shipping International Singapore Company, Ltd. (A)(B)	58,900	5,819
CSE Global, Ltd.	36,400	11,061
Delfi, Ltd.	21,900	12,519
Ezion Holdings, Ltd. (A)(C)	131,300	0
Far East Orchard, Ltd.	5,140	3,834
First Resources, Ltd.	19,300	21,062
Fraser and Neave, Ltd.	8,600	8,501
Gallant Venture, Ltd. (A)	71,000	3,679
Golden Agri-Resources, Ltd.	183,600	35,623
GuocoLand, Ltd.	10,400	11,100
Haw Par Corp., Ltd.	4,700	38,359
Ho Bee Land, Ltd.	11,400	15,276
Hong Fok Corp., Ltd. (B)	20,100	12,067
Hong Leong Finance, Ltd.	12,900	23,349
Hyflux, Ltd. (A)(C)	24,000	0
iFAST Corp., Ltd.	7,000	37,982
IGG, Inc.	38,000	19,723
Indofood Agri Resources, Ltd.	25,000	5,954
Keppel Infrastructure Trust	112,549	37,091

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Metro Holdings, Ltd.	31,600	$10,281
Midas Holdings, Ltd. (A)(C)	86,000	10,277
Nanofilm Technologies International, Ltd.	6,500	3,592
NetLink NBN Trust	91,100	58,041
Oceanus Group, Ltd. (A)	1,035,500	4,557
OM Holdings, Ltd. (A)	10,791	2,407
OUE, Ltd.	11,100	8,288
Oxley Holdings, Ltd. (A)	27,222	1,431
Raffles Medical Group, Ltd.	35,758	22,273
SBS Transit, Ltd.	5,000	8,930
Sheng Siong Group, Ltd.	29,900	35,923
SIA Engineering Company, Ltd.	12,800	22,211
SIIC Environment Holdings, Ltd.	35,800	4,136
Sinarmas Land, Ltd.	94,200	21,451
Singapore Land Group, Ltd.	7,100	9,142
Singapore Post, Ltd.	66,100	25,648
Stamford Land Corp., Ltd.	69,044	18,710
StarHub, Ltd.	25,600	22,680
Straits Trading Company, Ltd.	1,500	1,593
Swiber Holdings, Ltd. (A)(C)	15,000	0
The Hour Glass, Ltd.	10,100	11,378
Thomson Medical Group, Ltd. (A)	212,000	7,296
UMS Integration, Ltd. (B)	22,800	17,190
UOB-Kay Hian Holdings, Ltd.	17,942	22,073
UOL Group, Ltd.	3,400	12,842
Venture Corp., Ltd.	7,100	68,294
Wing Tai Holdings, Ltd.	21,205	19,243
Yeo Hiap Seng, Ltd.	1,129	483
		928,493
South Africa - 0.0%
Pan African Resources PLC	85,815	36,945
Spain - 2.3%
Acciona SA	540	60,767
Acerinox SA	7,076	69,277
Aedas Homes SA (D)	426	11,432
Almirall SA	2,271	19,319
Amper SA (A)	111,435	13,239
Atresmedia Corp. de Medios de Comunicacion SA	4,211	19,062
Audax Renovables SA (A)	7,306	11,719
Banco de Sabadell SA	57,244	111,241
Bankinter SA	32,170	254,608
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
CIE Automotive SA	1,829	47,915
Construcciones y Auxiliar de Ferrocarriles SA	855	30,956
Distribuidora Internacional de Alimentacion SA (A)	1,566,729	24,834
Ebro Foods SA	2,006	32,959
eDreams ODIGEO SA (A)	1,615	14,532
Elecnor SA	2,026	33,734
Enagas SA (B)	9,373	114,408
Ence Energia y Celulosa SA (B)	6,294	20,197
Ercros SA	5,006	18,282
Faes Farma SA	13,532	48,802
Fluidra SA	2,959	72,042
Gestamp Automocion SA (D)	7,287	18,684
Global Dominion Access SA (B)(D)	5,439	15,767
Grenergy Renovables SA (A)	573	19,386
Grifols SA (A)	7,462	70,516
Grupo Catalana Occidente SA	1,834	68,044
Grupo Empresarial San Jose SA	2,194	11,852
Iberpapel Gestion SA	66	1,228
Indra Sistemas SA	4,509	79,658
Laboratorios Farmaceuticos Rovi SA	1,286	83,726
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (B)	27,501	$30,919
Logista Integral SA	1,957	59,218
Mapfre SA	36,878	93,493
Melia Hotels International SA	4,842	36,946
Neinor Homes SA (A)(D)	1,318	23,055
Obrascon Huarte Lain SA (A)(B)	19,608	8,201
Pharma Mar SA (A)	409	33,724
Promotora de Informaciones SA, Class A (A)	11,711	3,639
Prosegur Cash SA (D)	35,886	20,534
Realia Business SA	17,710	18,768
Redeia Corp. SA	2,496	42,622
Sacyr SA	13,094	43,138
Solaria Energia y Medio Ambiente SA (A)(B)	2,636	21,377
Soltec Power Holdings SA (A)(C)	2,101	2,608
Talgo SA (A)(B)(D)	4,940	17,200
Tecnicas Reunidas SA (A)	2,611	30,522
Tubacex SA (B)	6,252	21,084
Unicaja Banco SA (D)	44,382	58,614
Vidrala SA	871	83,506
Viscofan SA	1,503	95,067
		2,142,421
Sweden - 2.8%
AcadeMedia AB (D)	3,665	22,323
AddLife AB, B Shares	2,462	30,531
AddNode Group AB	5,860	54,976
AFRY AB	3,857	53,581
Alimak Group AB (D)	3,056	32,473
Alleima AB	7,527	51,131
Alligo AB, Class B	2,270	25,280
Ambea AB (D)	2,222	19,360
Annehem Fastigheter AB, B Shares (A)	1,732	2,488
AQ Group AB	2,525	31,960
Arjo AB, B Shares	10,690	35,029
Attendo AB (D)	5,286	24,375
Balco Group AB (A)	665	2,323
Beijer Alma AB	1,857	27,582
Bergman & Beving AB	1,336	37,551
Betsson AB, B Shares (A)	5,105	66,295
BHG Group AB (A)	2,406	4,163
Bilia AB, A Shares	2,411	26,270
Billerud AB	8,597	78,781
BioInvent International AB (A)	2,250	7,840
Bonava AB, B Shares (A)	9,969	7,135
Bravida Holding AB (D)	1,969	14,278
BTS Group AB, B Shares	346	8,232
Bufab AB	872	34,527
Bulten AB	717	4,722
Bure Equity AB	1,400	48,327
Byggmax Group AB	5,363	21,775
Catella AB	2,217	5,593
Catena AB	211	9,040
Cellavision AB	999	19,579
Cibus Nordic Real Estate AB	1,681	26,808
Cint Group AB (A)	8,184	9,355
Clas Ohlson AB, B Shares	2,197	41,789
Cloetta AB, B Shares	10,640	24,228
Coor Service Management Holding AB (D)	5,027	15,579
Corem Property Group AB, B Shares	14,214	8,605
Corem Property Group AB, D Shares	408	9,033
CTT Systems AB	566	14,384
Dios Fastigheter AB	5,109	36,487
Dometic Group AB (D)	3,643	17,075

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Dustin Group AB (A)(D)	19,916	$7,626
Dynavox Group AB (A)	1,783	10,098
Elanders AB, B Shares	1,468	11,678
Electrolux Professional AB, B Shares	9,620	59,564
Elekta AB, B Shares	2,098	11,589
Enea AB (A)	1,522	13,654
Fagerhult Group AB	2,581	12,632
Fastighets AB Trianon (A)	1,452	2,706
Fastighetsbolaget Emilshus AB, B Shares (A)	210	826
FastPartner AB, A Shares	2,697	15,587
Ferronordic AB (A)	318	1,698
G5 Entertainment AB	330	3,281
Granges AB	4,281	50,938
Green Landscaping Group AB (A)(D)	1,593	10,141
Heba Fastighets AB, Class B	4,570	13,464
Hexatronic Group AB (A)	6,047	19,756
HMS Networks AB	884	34,612
Hoist Finance AB (A)(D)	4,451	36,350
Humana AB (A)	2,641	8,507
Instalco AB	7,730	23,043
Inwido AB	1,534	25,702
JM AB	2,484	37,469
Karnov Group AB (A)	3,501	26,038
K-fast Holding AB (A)	1,142	1,756
KNOW IT AB	1,459	18,211
Lime Technologies AB	558	18,591
Lindab International AB	2,753	57,069
Loomis AB	931	28,276
Medcap AB (A)	576	31,291
MEKO AB	2,150	25,954
MIPS AB	434	18,383
Modern Times Group MTG AB, B Shares (A)	2,851	24,364
Momentum Group AB	2,270	36,444
NCAB Group AB	4,318	25,221
NCC AB, B Shares	3,723	54,648
Nederman Holding AB	887	17,393
Net Insight AB, B Shares (A)	16,550	11,237
New Wave Group AB, B Shares	4,473	39,233
Nobia AB (A)	26,704	9,274
Nolato AB, B Shares	6,748	33,086
Nordic Waterproofing Holding AB	2,002	30,798
Note AB (A)(B)	776	10,378
NP3 Fastigheter AB	1,226	27,683
Nyfosa AB (A)	6,996	68,208
OEM International AB, B Shares	2,670	26,936
Orron Energy AB (A)	7,422	4,772
Peab AB, Class B	4,540	32,529
Platzer Fastigheter Holding AB, Series B	3,454	26,707
Pricer AB, B Shares (A)	11,102	11,779
Proact IT Group AB	1,428	15,193
Ratos AB, B Shares	8,255	23,373
RaySearch Laboratories AB	2,452	47,833
RVRC Holding AB	4,158	15,404
Scandi Standard AB	3,152	24,190
Scandic Hotels Group AB (D)	8,138	50,525
Sdiptech AB, Class B (A)	738	15,878
Sensys Gatso Group AB (A)	293	1,738
Sinch AB (A)(D)	20,622	38,630
SkiStar AB	2,041	30,195
Solid Forsakring AB	623	4,712
Stendorren Fastigheter AB (A)	1,288	24,523
Stillfront Group AB (A)	19,809	14,956
Storskogen Group AB, Class B	39,199	40,811
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Synsam AB	3,085	$12,429
Systemair AB	3,796	30,453
Troax Group AB	1,308	26,630
Truecaller AB, Class B	9,962	46,055
VBG Group AB, B Shares	1,018	28,709
Viaplay Group AB (A)	12,648	775
Vitec Software Group AB, B Shares	1,147	56,230
Volati AB	786	6,970
XANO Industri AB, Class B	694	3,543
		2,697,798
Switzerland - 7.7%
Accelleron Industries AG	4,498	231,981
Adecco Group AG	6,476	159,975
Allreal Holding AG	643	117,602
ALSO Holding AG	391	96,554
Aluflexpack AG (A)	549	9,514
APG SGA SA	84	18,468
Arbonia AG	2,962	36,503
Aryzta AG (A)	46,280	80,664
Ascom Holding AG	1,310	6,000
Autoneum Holding AG	204	26,900
Avolta AG (A)	2,343	94,057
Baloise Holding AG	1,437	260,390
Banque Cantonale de Geneve, Bearer Shares	142	39,899
Banque Cantonale Vaudoise	500	46,038
Barry Callebaut AG	35	46,601
Basilea Pharmaceutica AG (A)	231	10,532
Belimo Holding AG	375	247,991
Bell Food Group AG	138	39,850
Bellevue Group AG	467	5,792
Berner Kantonalbank AG	246	63,686
BKW AG	494	81,846
Bossard Holding AG, Class A	248	52,171
Bucher Industries AG	282	101,465
Burckhardt Compression Holding AG	146	104,294
Bystronic AG	74	25,285
Calida Holding AG	19	509
Carlo Gavazzi Holding AG	38	7,669
Cembra Money Bank AG	1,219	110,151
Cie Financiere Tradition SA, Bearer Shares	105	21,349
Clariant AG (A)	8,951	99,904
Coltene Holding AG (A)	198	11,221
Daetwyler Holding AG, Bearer Shares	281	41,206
DKSH Holding AG	1,242	92,237
DocMorris AG (A)(B)	615	13,595
dormakaba Holding AG	178	126,317
EFG International AG (A)	4,687	68,113
Emmi AG	86	69,812
Feintool International Holding AG	426	6,445
Fenix Outdoor International AG	225	14,303
Flughafen Zurich AG	913	219,174
Forbo Holding AG	39	32,429
Fundamenta Real Estate AG (A)	1,563	28,943
Galenica AG (D)	2,209	181,018
GAM Holding AG (A)	5,497	530
Georg Fischer AG	2,947	223,104
Gurit Holding AG, Bearer Shares	220	3,677
Helvetia Holding AG	1,630	268,843
Hiag Immobilien Holding AG	325	30,602
Huber + Suhner AG	515	42,164
Hypothekarbank Lenzburg AG	3	13,349
Implenia AG	770	26,096
Ina Invest Holding AG (A)	199	4,671
Inficon Holding AG	90	102,887

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
International Workplace Group PLC	36,159	$71,941
Interroll Holding AG	30	65,970
Intershop Holding AG	270	37,925
Investis Holding SA	160	19,724
Jungfraubahn Holding AG	269	51,594
Kardex Holding AG	299	89,282
Komax Holding AG	228	28,998
Kongsberg Automotive ASA (A)	23,611	4,012
Kudelski SA, Bearer Shares (A)	2,497	3,662
Landis+Gyr Group AG (A)	1,125	71,296
LEM Holding SA	25	20,434
Luzerner Kantonalbank AG	934	65,796
Medacta Group SA (D)	308	36,181
medmix AG (D)	877	8,532
Metall Zug AG, B Shares	12	14,922
Mobilezone Holding AG	2,336	26,727
Mobimo Holding AG	387	125,225
Naturenergie Holding AG	979	37,420
Novavest Real Estate AG (A)	469	18,303
OC Oerlikon Corp. AG	8,368	32,424
Orascom Development Holding AG (A)	533	3,268
Orior AG	425	19,301
Peach Property Group AG (A)	424	4,224
Phoenix Mecano AG	38	17,804
Plazza AG, Class A	68	25,370
PSP Swiss Property AG	1,955	278,221
Rieter Holding AG	178	16,675
Romande Energie Holding SA	850	40,263
Schweiter Technologies AG	58	26,428
SFS Group AG	898	124,422
Siegfried Holding AG (A)	184	200,146
SIG Group AG (A)	5,132	101,475
SKAN Group AG	427	35,860
Softwareone Holding AG (A)	2,860	19,283
St. Galler Kantonalbank AG	147	70,924
Stadler Rail AG	1,523	33,436
Sulzer AG	869	125,707
Swiss Prime Site AG	3,560	388,025
Swissquote Group Holding SA	580	222,685
Tecan Group AG	97	21,618
Temenos AG	2,922	206,469
TX Group AG	201	40,260
u-blox Holding AG (A)	431	34,737
Valiant Holding AG	866	100,887
Vaudoise Assurances Holding SA	19	10,343
Vetropack Holding AG	822	23,140
Vontobel Holding AG	1,192	83,604
VZ Holding AG	733	116,239
V-ZUG Holding AG (A)	120	6,477
Walliser Kantonalbank	203	24,616
Warteck Invest AG	10	21,197
Ypsomed Holding AG	166	59,923
Zehnder Group AG	615	30,790
Zug Estates Holding AG, B Shares	16	36,197
Zuger Kantonalbank AG, Bearer Shares	9	81,763
		7,346,521
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	22,913
United Arab Emirates - 0.0%
Shelf Drilling, Ltd. (A)(B)(D)	10,196	8,451
United Kingdom - 11.6%
4imprint Group PLC	1,359	82,338
A.G. Barr PLC	4,718	35,969
abrdn PLC	43,907	77,374
Accesso Technology Group PLC (A)	2,349	15,716
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Advanced Medical Solutions Group PLC	6,389	$15,809
Airtel Africa PLC (D)	28,183	39,922
AJ Bell PLC	13,681	77,311
Alfa Financial Software Holdings PLC (D)	4,048	10,822
Alliance Pharma PLC (A)	24,062	13,713
Anglo-Eastern Plantations PLC	1,225	10,006
AngloGold Ashanti PLC	3,600	83,088
AO World PLC (A)	10,559	13,707
Ashmore Group PLC	22,693	45,341
Ashtead Technology Holdings PLC	2,347	16,409
Aston Martin Lagonda Global Holdings PLC (A)(D)	4,390	5,831
Auction Technology Group PLC (A)(B)	1,706	11,711
Avon Technologies PLC	782	14,371
Babcock International Group PLC	25,363	158,641
Bakkavor Group PLC (D)	5,579	10,174
Balfour Beatty PLC	19,931	113,333
Bank of Georgia Group PLC	1,249	73,381
Beazley PLC	21,039	214,775
Begbies Traynor Group PLC	6,626	7,861
Bellway PLC	5,245	163,096
Bloomsbury Publishing PLC	4,265	36,070
Bodycote PLC	7,984	62,993
Boohoo Group PLC (A)(B)	3,748	1,574
BRAEMAR PLC	1,328	3,888
Breedon Group PLC	8,626	47,956
Bridgepoint Group PLC (D)	9,683	43,307
Britvic PLC	9,550	156,517
Brooks Macdonald Group PLC	427	8,975
Bytes Technology Group PLC	9,584	50,584
Capita PLC (A)	91,929	16,161
Capricorn Energy PLC	5,938	21,911
Card Factory PLC	14,688	17,923
Carillion PLC (A)(C)	35,521	4,265
Carr's Group PLC	6,569	9,612
Central Asia Metals PLC	8,189	16,044
Chemring Group PLC	13,921	57,142
Chesnara PLC	7,709	25,587
City of London Investment Group PLC	2,068	10,190
Clarkson PLC	1,348	66,589
Close Brothers Group PLC (A)	7,281	21,501
CMC Markets PLC (D)	7,009	21,742
Coats Group PLC	71,598	84,634
Cohort PLC	1,758	23,953
Computacenter PLC	3,591	95,176
ConvaTec Group PLC (D)	6,437	17,792
Costain Group PLC	16,595	21,982
Cranswick PLC	2,515	153,161
Crest Nicholson Holdings PLC	13,693	28,850
Currys PLC (A)	46,489	54,939
CVS Group PLC	2,750	28,998
De La Rue PLC (A)	9,176	11,899
DFS Furniture PLC	12,509	21,763
Dialight PLC (A)	105	143
Direct Line Insurance Group PLC	32,903	105,284
DiscoverIE Group PLC	4,507	39,826
Domino's Pizza Group PLC	16,081	63,395
dotdigital Group PLC	12,814	13,932
Dr. Martens PLC	12,054	10,807
Drax Group PLC	16,727	135,485
Dunelm Group PLC	5,320	70,853
easyJet PLC	4,377	30,598
ECORA RESOURCES PLC	12,147	9,745
EKF Diagnostics Holdings PLC (A)	8,242	2,787
Elementis PLC	27,226	49,179

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Endeavour Mining PLC	5,225	$94,689
Energean PLC	5,147	66,781
EnQuest PLC (A)	115,537	18,126
Essentra PLC	14,966	24,870
FDM Group Holdings PLC	4,489	17,656
Firstgroup PLC	42,968	86,129
Foresight Group Holdings, Ltd.	2,196	11,295
Forterra PLC (D)	10,957	22,135
Foxtons Group PLC	23,551	20,367
Frasers Group PLC (A)	5,528	42,159
Frontier Developments PLC (A)	1,107	2,833
Fuller Smith & Turner PLC, Class A	1,525	11,825
Funding Circle Holdings PLC (A)(D)	3,849	6,454
Future PLC	1,815	20,942
Galliford Try Holdings PLC	5,675	27,580
Games Workshop Group PLC	1,442	239,768
Gamma Communications PLC	3,729	71,326
GB Group PLC	7,074	30,150
Genel Energy PLC (A)	4,784	3,969
Genuit Group PLC	12,035	58,542
Genus PLC	135	2,617
Gooch & Housego PLC	1,681	10,945
Grainger PLC	32,286	90,792
Greggs PLC	4,085	142,557
Gulf Keystone Petroleum, Ltd.	11,237	20,535
Halfords Group PLC	4,413	7,234
Harbour Energy PLC	25,115	80,285
Hargreaves Lansdown PLC	7,677	105,345
Harworth Group PLC	6,530	13,930
Hays PLC	69,356	69,289
Headlam Group PLC	6,602	11,722
Helios Towers PLC (A)	21,114	24,076
Henry Boot PLC (B)	5,301	15,280
Hikma Pharmaceuticals PLC	4,522	112,741
Hill & Smith PLC	4,252	99,058
Hilton Food Group PLC	3,867	43,720
Hollywood Bowl Group PLC	8,153	30,419
Howden Joinery Group PLC	4,803	47,581
Hunting PLC	6,301	22,810
Ibstock PLC (D)	19,043	42,054
IDOX PLC	10,437	8,328
IG Group Holdings PLC	10,589	131,157
IMI PLC	4,601	104,497
Impax Asset Management Group PLC	4,165	12,828
Inchcape PLC	16,576	159,420
IntegraFin Holdings PLC	12,246	52,868
International Distribution Services PLC	28,233	128,175
International Personal Finance PLC	12,526	20,394
iomart Group PLC	2,265	2,135
IP Group PLC (A)	38,897	26,392
IQE PLC (A)(B)	39,142	5,409
ITV PLC	154,019	142,380
J.D. Wetherspoon PLC	4,402	33,108
James Fisher & Sons PLC (A)	2,814	11,108
James Halstead PLC (B)	11,052	23,896
JET2 PLC	6,865	135,745
John Wood Group PLC (A)	26,919	22,136
Johnson Matthey PLC	6,489	108,864
Johnson Service Group PLC	19,438	32,957
Jupiter Fund Management PLC	22,824	24,771
Just Group PLC	47,041	95,639
Kainos Group PLC	4,099	41,686
Keller Group PLC	2,943	53,186
Kier Group PLC	22,531	41,851
Kingfisher PLC	14,942	46,445
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Kitwave Group PLC	3,226	$12,694
Knights Group Holdings PLC	2,269	2,972
Lancashire Holdings, Ltd.	11,626	95,895
Learning Technologies Group PLC	21,193	25,990
Liontrust Asset Management PLC	3,242	19,276
LSL Property Services PLC	2,514	9,556
Luceco PLC (D)	1,922	3,102
M&C Saatchi PLC	253	538
M&G PLC	8,789	21,749
Macfarlane Group PLC	6,288	8,450
Man Group PLC	52,083	138,984
Marshalls PLC	3,831	14,121
Marston's PLC (A)	37,566	20,599
McBride PLC (A)	14,770	19,491
ME Group International PLC	18,684	47,942
Mears Group PLC	4,066	18,459
Metro Bank Holdings PLC (A)	9,741	11,478
Midwich Group PLC	1,327	4,834
Mitchells & Butlers PLC (A)	13,654	41,822
Mitie Group PLC	58,272	79,643
MJ Gleeson PLC	2,770	17,486
Mobico Group PLC (A)	21,097	20,851
MONY Group PLC	22,189	53,160
Moonpig Group PLC (A)	11,812	31,336
Morgan Advanced Materials PLC	8,676	29,411
Morgan Sindall Group PLC	1,818	88,409
Mortgage Advice Bureau Holdings, Ltd.	1,276	9,709
MP Evans Group PLC	1,384	17,207
N. Brown Group PLC (A)	9,633	4,722
NCC Group PLC	17,294	32,537
Next 15 Group PLC	3,756	18,461
Ninety One PLC	15,140	27,407
Norcros PLC	6,666	21,378
Ocado Group PLC (A)	9,718	36,678
Odfjell Technology, Ltd.	828	3,177
On the Beach Group PLC (D)	5,451	17,290
OSB Group PLC	15,883	80,462
Oxford Instruments PLC	3,076	82,534
Pagegroup PLC	15,155	65,025
Paragon Banking Group PLC	9,906	92,163
PayPoint PLC	2,907	28,436
Pennon Group PLC	11,961	88,589
Persimmon PLC	8,864	132,405
Pets at Home Group PLC	16,087	41,403
Pharos Energy PLC	16,636	5,110
Phoenix Spree Deutschland, Ltd. (A)	5,484	11,552
Pinewood Technologies Group PLC	5,133	23,012
Polar Capital Holdings PLC	3,830	24,250
Porvair PLC	2,468	21,851
Premier Foods PLC	23,840	55,965
PZ Cussons PLC	13,141	13,376
QinetiQ Group PLC	20,327	105,357
Quilter PLC (D)	63,959	123,068
Rank Group PLC	7,303	7,884
Rathbones Group PLC	2,285	47,374
Reach PLC	10,533	10,966
Renew Holdings PLC	3,437	38,975
Renewi PLC	3,730	37,670
Ricardo PLC	2,982	15,653
Rightmove PLC	6,977	55,841
Robert Walters PLC	4,693	18,547
Rotork PLC	35,693	140,343
RS GROUP PLC	14,553	123,993
RWS Holdings PLC	1,824	4,098
S&U PLC	513	9,235

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Sabre Insurance Group PLC (D)	10,582	$18,249
Saga PLC (A)	4,637	6,981
Savannah Energy PLC (A)(C)	53,744	17,661
Savills PLC	5,951	77,098
Senior PLC	17,000	33,845
Serco Group PLC	46,758	88,118
Serica Energy PLC	10,784	18,293
Severfield PLC	11,941	7,648
SIG PLC (A)(B)	64,105	13,339
SigmaRoc PLC (A)	18,853	16,976
Softcat PLC	5,154	98,055
Spectris PLC	1,678	52,429
Speedy Hire PLC	24,369	8,519
Spire Healthcare Group PLC (D)	13,646	38,591
Spirent Communications PLC (A)	25,617	56,690
SSP Group PLC	32,793	73,882
St. James's Place PLC	4,747	51,394
SThree PLC	6,106	22,495
Studio Retail Group PLC (A)(C)	8,139	11,718
STV Group PLC	2,712	7,484
Synthomer PLC (A)	6,230	12,493
Tate & Lyle PLC	16,269	132,453
Tatton Asset Management PLC	1,955	16,681
Taylor Wimpey PLC	42,509	64,699
Team Internet Group PLC	10,289	12,120
Telecom Plus PLC	2,698	58,049
The Berkeley Group Holdings PLC	601	29,248
The Gym Group PLC (A)(D)	5,959	11,147
The Vitec Group PLC (A)	3,978	7,277
THG PLC (A)	26,758	15,025
TI Fluid Systems PLC (D)	15,076	36,440
Topps Tiles PLC	15,591	7,431
TORM PLC, Class A (B)	1,905	36,802
TP ICAP Group PLC	37,381	120,577
Trainline PLC (A)(D)	8,324	44,652
Travis Perkins PLC	9,597	87,389
Trifast PLC	7,237	7,765
TT Electronics PLC	14,769	19,674
Tullow Oil PLC (A)(B)	46,125	12,394
Vanquis Banking Group PLC	13,396	7,458
Vertu Motors PLC	13,548	10,042
Vesuvius PLC	9,782	51,817
Victrex PLC	3,473	46,661
Vistry Group PLC (A)	18,295	130,415
Volex PLC	6,267	22,198
Volution Group PLC	8,031	56,263
Vp PLC (B)	637	4,469
Watches of Switzerland Group PLC (A)(D)	10,654	74,339
Watkin Jones PLC (A)	10,502	2,627
WH Smith PLC	5,221	77,841
Wickes Group PLC	13,094	24,841
Wilmington PLC	8,076	39,192
Xaar PLC (A)	5,629	4,998
XPS Pensions Group PLC	6,949	29,613
Young & Co's Brewery PLC	1,750	13,793
Young & Co's Brewery PLC, Class A (B)	1,224	13,255
Zigup PLC	8,827	35,400
Zotefoams PLC	1,549	6,097
		11,057,423
United States - 0.8%
Alcoa Corp., CHESS Depositary Interest	1,001	36,579
Burford Capital, Ltd.	8,276	106,618
Cleveland-Cliffs, Inc. (A)	759	7,135
Diversified Energy Company PLC (B)	1,929	32,263
Energy Fuels, Inc. (A)(B)	730	3,753
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Frontage Holdings Corp. (A)(D)	14,000	$3,188
Primo Brands Corp., Class A	7,107	218,682
PureTech Health PLC (A)	8,318	15,601
REC Silicon ASA (A)(B)	16,036	5,071
Reliance Worldwide Corp., Ltd.	33,532	103,872
Samsonite International SA (D)	41,100	113,340
SSR Mining, Inc. (A)	8,907	62,212
Viemed Healthcare, Inc. (A)	2,600	20,852
		729,166
TOTAL COMMON STOCKS (Cost $104,242,637)		$93,085,647
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Draegerwerk AG & Company KGaA	565	27,312
Einhell Germany AG	219	14,284
FUCHS SE	3,263	140,997
Jungheinrich AG	2,336	62,413
Sixt SE	838	50,112
STO SE & Company KGaA	163	18,044
Villeroy & Boch AG	625	9,728
		322,890
TOTAL PREFERRED SECURITIES (Cost $324,718)		$322,890
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (A)	4,093	56
Arafura Rare Earths, Ltd. (Expiration Date: 6-20-25; Strike Price: AUD 0.23) (A)	7,035	17
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	855
TOTAL WARRANTS (Cost $0)		$928
RIGHTS - 0.0%
Intercell AG (A)(C)(E)	3,233	0
TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 3.1%
Short-term funds - 3.1%
John Hancock Collateral Trust, 4.2987% (F)(G)	295,412	2,955,240
TOTAL SHORT-TERM INVESTMENTS (Cost $2,955,054)		$2,955,240
Total Investments (International Small Company Trust) (Cost $107,522,409) - 101.0%		$96,364,705
Other assets and liabilities, net - (1.0%)		(934,605)
TOTAL NET ASSETS - 100.0%		$95,430,100
Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-24.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 12-31-24.

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

International Small Company Trust (continued)
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	11	Long	Mar 2025	$1,279,673	$1,247,015	$(32,658)
						$(32,658)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 49.6%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	27,288,148	$484,091,749
Fixed income - 50.4%
Select Bond, Series NAV, JHVIT (MIM US) (B)	42,712,920	492,479,965
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,046,335,016)		$976,571,714
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2987% (C)(D)	2	21
TOTAL SHORT-TERM INVESTMENTS (Cost $21)		$21
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,046,335,037) - 100.0%		$976,571,735
Other assets and liabilities, net - (0.0%)		(43,066)
TOTAL NET ASSETS - 100.0%		$976,528,669
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 19.7%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,732,959	$30,742,694
Fixed income - 80.3%
Select Bond, Series NAV, JHVIT (MIM US) (B)	10,874,347	125,381,226
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $175,650,187)		$156,123,920
Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2987% (C)(D)	142	$1,423
TOTAL SHORT-TERM INVESTMENTS (Cost $1,423)		$1,423
Total Investments (Lifestyle Conservative Portfolio) (Cost $175,651,610) - 100.0%		$156,125,343
Other assets and liabilities, net - (0.0%)		(48,363)
TOTAL NET ASSETS - 100.0%		$156,076,980
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	199,751,361	$3,543,589,137
Fixed income - 30.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	131,715,617	1,518,681,058
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,259,740,936)		$5,062,270,195
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2987% (C)(D)	1	5
TOTAL SHORT-TERM INVESTMENTS (Cost $5)		$5
Total Investments (Lifestyle Growth Portfolio) (Cost $5,259,740,941) - 100.0%		$5,062,270,200
Other assets and liabilities, net - 0.0%		12,883
TOTAL NET ASSETS - 100.0%		$5,062,283,083
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Lifestyle Growth Portfolio (continued)
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 39.9%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,018,351	$106,765,553
Fixed income - 60.1%
Select Bond, Series NAV, JHVIT (MIM US) (B)	13,932,919	160,646,561
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $291,634,344)		$267,412,114
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2987% (C)(D)	112	1,125
TOTAL SHORT-TERM INVESTMENTS (Cost $1,125)		$1,125
Total Investments (Lifestyle Moderate Portfolio) (Cost $291,635,469) - 100.0%		$267,413,239
Other assets and liabilities, net - (0.0%)		(47,189)
TOTAL NET ASSETS - 100.0%		$267,366,050
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Communication services – 15.4%
Entertainment – 10.9%
Liberty Media Corp.-Liberty Formula One, Series C (A)	220,211	$20,404,751
Live Nation Entertainment, Inc. (A)	157,760	20,429,920
ROBLOX Corp., Class A (A)	127,581	7,381,837
Spotify Technology SA (A)	51,519	23,048,570
		71,265,078
Interactive media and services – 2.3%
Pinterest, Inc., Class A (A)	518,649	15,040,821
Media – 2.2%
The Trade Desk, Inc., Class A (A)	122,889	14,443,144
		100,749,043
Consumer discretionary – 14.0%
Broadline retail – 1.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	70,285	7,712,373
Hotels, restaurants and leisure – 6.0%
DraftKings, Inc., Class A (A)	447,808	16,658,458
Royal Caribbean Cruises, Ltd.	45,618	10,523,616
Viking Holdings, Ltd. (A)	161,951	7,135,561
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wingstop, Inc.	17,279	$4,910,692
		39,228,327
Household durables – 1.0%
SharkNinja, Inc. (A)	68,440	6,663,318
Specialty retail – 2.1%
Dick's Sporting Goods, Inc.	31,637	7,239,811
O'Reilly Automotive, Inc. (A)	5,795	6,871,711
		14,111,522
Textiles, apparel and luxury goods – 3.7%
Deckers Outdoor Corp. (A)	32,467	6,593,723
On Holding AG, Class A (A)	322,934	17,687,095
		24,280,818
		91,996,358
Consumer staples – 5.1%
Consumer staples distribution and retail – 2.1%
Maplebear, Inc. (A)	162,403	6,726,732
U.S. Foods Holding Corp. (A)	100,883	6,805,567
		13,532,299
Food products – 1.0%
Freshpet, Inc. (A)	42,250	6,257,648
Personal care products – 2.0%
BellRing Brands, Inc. (A)	177,667	13,385,432
		33,175,379
Energy – 4.1%
Oil, gas and consumable fuels – 4.1%
Cameco Corp.	29,569	1,519,551
Cheniere Energy, Inc.	47,307	10,164,855
Targa Resources Corp.	83,457	14,897,075
		26,581,481
Financials – 10.4%
Capital markets – 10.4%
Ares Management Corp., Class A	29,121	5,155,291
Coinbase Global, Inc., Class A (A)	35,570	8,832,031
Evercore, Inc., Class A	49,544	13,733,101
Hamilton Lane, Inc., Class A	35,967	5,324,914
KKR & Company, Inc.	74,107	10,961,166
Morningstar, Inc.	14,973	5,042,307
Tradeweb Markets, Inc., Class A	148,286	19,413,603
		68,462,413
Health care – 12.0%
Biotechnology – 8.3%
Argenx SE, ADR (A)	9,773	6,010,395
Exact Sciences Corp. (A)	231,980	13,034,956
Natera, Inc. (A)	114,534	18,130,732
Neurocrine Biosciences, Inc. (A)	36,783	5,020,880
Sarepta Therapeutics, Inc. (A)	49,605	6,031,472
United Therapeutics Corp. (A)	18,328	6,466,852
		54,695,287
Health care equipment and supplies – 1.9%
Glaukos Corp. (A)	46,084	6,909,835
PROCEPT BioRobotics Corp. (A)	66,825	5,380,749
		12,290,584
Health care providers and services – 0.8%
The Ensign Group, Inc.	38,064	5,057,183
Life sciences tools and services – 0.9%
Avantor, Inc. (A)	275,161	5,797,642
Pharmaceuticals – 0.1%
Structure Therapeutics, Inc., ADR (A)(B)	32,017	868,301
		78,708,997

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 10.2%
Aerospace and defense – 1.9%
Axon Enterprise, Inc. (A)	20,832	$12,380,874
Construction and engineering – 2.0%
Fluor Corp. (A)	265,268	13,083,018
Electrical equipment – 2.3%
Vertiv Holdings Company, Class A	130,753	14,854,848
Passenger airlines – 0.5%
Delta Air Lines, Inc.	57,620	3,486,010
Professional services – 2.4%
ExlService Holdings, Inc. (A)	210,993	9,363,869
Paycom Software, Inc.	30,514	6,254,455
		15,618,324
Trading companies and distributors – 1.1%
FTAI Aviation, Ltd.	49,667	7,154,035
		66,577,109
Information technology – 23.8%
Electronic equipment, instruments and components – 2.5%
Celestica, Inc. (A)	71,071	6,559,853
Flex, Ltd. (A)	247,983	9,520,067
		16,079,920
IT services – 5.1%
Gartner, Inc. (A)	16,175	7,836,302
GoDaddy, Inc., Class A (A)	71,828	14,176,692
Shopify, Inc., Class A (A)	59,141	6,288,463
Wix.com, Ltd. (A)	23,625	5,068,744
		33,370,201
Semiconductors and semiconductor equipment – 2.9%
Marvell Technology, Inc.	173,114	19,120,441
Software – 13.3%
AppLovin Corp., Class A (A)	75,577	24,474,102
Datadog, Inc., Class A (A)	63,587	9,085,946
DocuSign, Inc. (A)	113,233	10,184,176
Guidewire Software, Inc. (A)	57,637	9,716,445
Palantir Technologies, Inc., Class A (A)	376,207	28,452,535
SentinelOne, Inc., Class A (A)	234,748	5,211,406
		87,124,610
		155,695,172
Real estate – 2.5%
Real estate management and development – 1.6%
Zillow Group, Inc., Class C (A)	142,976	10,587,373
Residential REITs – 0.9%
AvalonBay Communities, Inc.	27,738	6,101,528
		16,688,901
Utilities – 1.0%
Gas utilities – 0.5%
Atmos Energy Corp.	22,582	3,144,995
Multi-utilities – 0.5%
NiSource, Inc.	95,354	3,505,213
		6,650,208
TOTAL COMMON STOCKS (Cost $516,442,950)		$645,285,061
PREFERRED SECURITIES – 0.7%
Information technology – 0.7%
Software – 0.7%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	3,143,425
Lookout, Inc., Series F (A)(C)(D)	211,003	1,312,439
		4,455,864
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$4,455,864
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 0.1%
John Hancock Collateral Trust, 4.2987% (E)(F)	84,443	$844,750
Repurchase agreement – 1.0%
Deutsche Bank Tri-Party Repurchase Agreement dated 12-31-24 at 4.450% to be repurchased at $6,401,582 on 1-2-25, collateralized by $6,575,200 U.S. Treasury Bills, 0.000% due 2-27-25 to 3-6-25 (valued at $6,528,032)	$6,400,000	6,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,244,750)		$7,244,750
Total Investments (Mid Cap Growth Trust) (Cost $528,757,985) – 100.3%		$656,985,675
Other assets and liabilities, net – (0.3%)		(2,251,505)
TOTAL NET ASSETS – 100.0%		$654,734,170
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-24.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 12-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 1.4%
Diversified telecommunication services – 0.4%
Frontier Communications Parent, Inc. (A)	92,320	$3,203,504
Iridium Communications, Inc.	47,425	1,376,274
		4,579,778
Entertainment – 0.5%
TKO Group Holdings, Inc. (A)	27,719	3,939,147
Warner Music Group Corp., Class A	58,987	1,828,597
		5,767,744
Interactive media and services – 0.1%
ZoomInfo Technologies, Inc. (A)	112,998	1,187,609
Media – 0.4%
Nexstar Media Group, Inc.	12,147	1,918,862
The New York Times Company, Class A	67,972	3,537,943
		5,456,805
		16,991,936
Consumer discretionary – 13.9%
Automobile components – 0.8%
Autoliv, Inc.	30,181	2,830,676
Gentex Corp.	94,740	2,721,880
Lear Corp.	22,637	2,143,724
The Goodyear Tire & Rubber Company (A)	118,687	1,068,183

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Visteon Corp. (A)	11,505	$1,020,724
		9,785,187
Automobiles – 0.3%
Harley-Davidson, Inc.	47,736	1,438,286
Thor Industries, Inc.	22,120	2,117,105
		3,555,391
Broadline retail – 0.5%
Macy's, Inc.	115,543	1,956,143
Nordstrom, Inc.	40,359	974,670
Ollie's Bargain Outlet Holdings, Inc. (A)	25,555	2,804,150
		5,734,963
Diversified consumer services – 1.3%
Duolingo, Inc. (A)	15,787	5,118,619
Graham Holdings Company, Class B	1,404	1,224,176
Grand Canyon Education, Inc. (A)	11,973	1,961,177
H&R Block, Inc.	57,089	3,016,583
Service Corp. International	60,247	4,808,916
		16,129,471
Hotels, restaurants and leisure – 3.2%
Aramark	109,743	4,094,511
Boyd Gaming Corp.	27,615	2,003,192
Choice Hotels International, Inc. (B)	9,306	1,321,266
Churchill Downs, Inc.	30,616	4,088,461
Hilton Grand Vacations, Inc. (A)	25,847	1,006,741
Hyatt Hotels Corp., Class A	17,617	2,765,517
Light & Wonder, Inc. (A)	36,786	3,177,575
Marriott Vacations Worldwide Corp.	13,379	1,201,434
Planet Fitness, Inc., Class A (A)	35,067	3,467,074
Texas Roadhouse, Inc.	27,791	5,014,330
The Wendy's Company	71,328	1,162,646
Travel + Leisure Company	28,495	1,437,573
Vail Resorts, Inc.	15,605	2,925,157
Wingstop, Inc.	12,169	3,458,430
Wyndham Hotels & Resorts, Inc.	32,404	3,265,999
		40,389,906
Household durables – 1.6%
KB Home	29,341	1,928,291
Taylor Morrison Home Corp. (A)	43,105	2,638,457
Tempur Sealy International, Inc.	72,336	4,100,728
Toll Brothers, Inc.	42,061	5,297,583
TopBuild Corp. (A)	12,214	3,802,707
Whirlpool Corp.	22,969	2,629,491
		20,397,257
Leisure products – 0.6%
Brunswick Corp.	27,486	1,777,794
Mattel, Inc. (A)	140,341	2,488,246
Polaris, Inc.	21,838	1,258,306
YETI Holdings, Inc. (A)	35,335	1,360,751
		6,885,097
Specialty retail – 4.6%
Abercrombie & Fitch Company, Class A (A)	21,278	3,180,423
AutoNation, Inc. (A)	10,900	1,851,256
Burlington Stores, Inc. (A)	26,235	7,478,549
Chewy, Inc., Class A (A)	61,846	2,071,223
Dick's Sporting Goods, Inc.	24,095	5,513,900
Five Below, Inc. (A)	22,913	2,404,948
Floor & Decor Holdings, Inc., Class A (A)	44,669	4,453,499
GameStop Corp., Class A (A)	169,260	5,304,608
Lithia Motors, Inc.	11,096	3,966,043
Murphy USA, Inc.	7,676	3,851,433
Penske Automotive Group, Inc.	7,788	1,187,203
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
RH (A)	6,236	$2,454,427
The Gap, Inc.	92,489	2,185,515
Valvoline, Inc. (A)	53,681	1,942,179
Williams-Sonoma, Inc.	52,628	9,745,653
		57,590,859
Textiles, apparel and luxury goods – 1.0%
Capri Holdings, Ltd. (A)	49,110	1,034,257
Columbia Sportswear Company	13,342	1,119,794
Crocs, Inc. (A)	24,278	2,659,169
PVH Corp.	23,250	2,458,688
Skechers USA, Inc., Class A (A)	54,817	3,685,895
Under Armour, Inc., Class A (A)	78,655	651,263
Under Armour, Inc., Class C (A)	54,010	402,915
		12,011,981
		172,480,112
Consumer staples – 4.4%
Beverages – 0.5%
Celsius Holdings, Inc. (A)	65,593	1,727,720
Coca-Cola Consolidated, Inc.	2,455	3,093,275
The Boston Beer Company, Inc., Class A (A)	3,584	1,075,128
		5,896,123
Consumer staples distribution and retail – 2.3%
BJ's Wholesale Club Holdings, Inc. (A)	55,231	4,934,890
Casey's General Stores, Inc.	15,461	6,126,112
Performance Food Group Company (A)	64,903	5,487,549
Sprouts Farmers Market, Inc. (A)	41,653	5,292,847
U.S. Foods Holding Corp. (A)	97,034	6,545,914
		28,387,312
Food products – 1.0%
Darling Ingredients, Inc. (A)	66,254	2,232,097
Flowers Foods, Inc.	81,587	1,685,587
Ingredion, Inc.	27,142	3,733,654
Lancaster Colony Corp.	8,038	1,391,699
Pilgrim's Pride Corp. (A)	16,792	762,189
Post Holdings, Inc. (A)	19,723	2,257,495
		12,062,721
Personal care products – 0.6%
BellRing Brands, Inc. (A)	53,838	4,056,155
Coty, Inc., Class A (A)	152,195	1,059,277
e.l.f. Beauty, Inc. (A)	23,465	2,946,031
		8,061,463
		54,407,619
Energy – 4.5%
Energy equipment and services – 0.6%
ChampionX Corp.	79,356	2,157,690
NOV, Inc.	162,079	2,366,353
Valaris, Ltd. (A)	27,255	1,205,761
Weatherford International PLC	30,264	2,167,810
		7,897,614
Oil, gas and consumable fuels – 3.9%
Antero Midstream Corp.	140,352	2,117,912
Antero Resources Corp. (A)	121,843	4,270,597
Chord Energy Corp.	25,465	2,977,368
Civitas Resources, Inc.	36,988	1,696,640
CNX Resources Corp. (A)	62,181	2,280,177
DT Midstream, Inc.	40,472	4,024,131
Expand Energy Corp.	87,579	8,718,489
HF Sinclair Corp.	66,621	2,335,066
Matador Resources Company	48,338	2,719,496
Murphy Oil Corp.	57,107	1,728,058

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Ovintiv, Inc.	108,442	$4,391,901
PBF Energy, Inc., Class A	40,763	1,082,258
Permian Resources Corp.	265,096	3,812,080
Range Resources Corp.	100,521	3,616,746
Viper Energy, Inc.	42,896	2,104,907
		47,875,826
		55,773,440
Financials – 17.6%
Banks – 6.4%
Associated Banc-Corp.	67,032	1,602,065
Bank OZK	43,950	1,957,094
Cadence Bank	76,218	2,625,710
Columbia Banking System, Inc.	87,283	2,357,514
Comerica, Inc.	54,784	3,388,390
Commerce Bancshares, Inc.	51,037	3,180,115
Cullen/Frost Bankers, Inc.	26,715	3,586,489
East West Bancorp, Inc.	57,748	5,529,948
First Financial Bankshares, Inc.	53,578	1,931,487
First Horizon Corp.	220,836	4,447,637
Flagstar Financial, Inc.	126,233	1,177,754
FNB Corp.	149,791	2,213,911
Glacier Bancorp, Inc.	47,238	2,372,292
Hancock Whitney Corp.	35,849	1,961,657
Home BancShares, Inc.	77,015	2,179,525
International Bancshares Corp.	22,284	1,407,457
Old National Bancorp	132,873	2,884,008
Pinnacle Financial Partners, Inc.	31,881	3,646,868
Prosperity Bancshares, Inc.	39,684	2,990,189
SouthState Corp.	31,781	3,161,574
Synovus Financial Corp.	59,012	3,023,185
Texas Capital Bancshares, Inc. (A)	19,250	1,505,350
UMB Financial Corp.	18,498	2,087,684
United Bankshares, Inc.	56,196	2,110,160
Valley National Bancorp	197,777	1,791,860
Webster Financial Corp.	71,403	3,942,874
Western Alliance Bancorp	45,434	3,795,556
Wintrust Financial Corp.	27,698	3,454,218
Zions Bancorp NA	61,531	3,338,057
		79,650,628
Capital markets – 3.7%
Affiliated Managers Group, Inc.	12,591	2,328,328
Evercore, Inc., Class A	14,748	4,087,998
Federated Hermes, Inc.	32,458	1,334,348
Hamilton Lane, Inc., Class A	17,400	2,576,070
Houlihan Lokey, Inc.	22,322	3,876,439
Interactive Brokers Group, Inc., Class A	45,355	8,012,868
Janus Henderson Group PLC	52,985	2,253,452
Jefferies Financial Group, Inc.	67,627	5,301,957
Morningstar, Inc.	11,254	3,789,897
SEI Investments Company	40,811	3,366,091
Stifel Financial Corp.	42,637	4,522,933
The Carlyle Group, Inc.	87,908	4,438,475
		45,888,856
Consumer finance – 0.7%
Ally Financial, Inc.	114,240	4,113,782
FirstCash Holdings, Inc.	16,219	1,680,288
SLM Corp.	88,449	2,439,423
		8,233,493
Financial services – 1.8%
Equitable Holdings, Inc.	130,525	6,156,864
Essent Group, Ltd.	44,245	2,408,698
Euronet Worldwide, Inc. (A)	17,202	1,769,054
MGIC Investment Corp.	105,542	2,502,401
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Shift4 Payments, Inc., Class A (A)	28,603	$2,968,419
The Western Union Company	140,716	1,491,590
Voya Financial, Inc.	40,081	2,758,775
WEX, Inc. (A)	16,572	2,905,403
		22,961,204
Insurance – 4.5%
American Financial Group, Inc.	30,068	4,117,211
Brighthouse Financial, Inc. (A)	24,725	1,187,789
CNO Financial Group, Inc.	42,993	1,599,770
Fidelity National Financial, Inc.	108,289	6,079,344
First American Financial Corp.	42,908	2,679,176
Kemper Corp.	25,078	1,666,182
Kinsale Capital Group, Inc.	9,216	4,286,638
Old Republic International Corp.	97,173	3,516,691
Primerica, Inc.	13,901	3,773,009
Reinsurance Group of America, Inc.	27,437	5,861,366
RenaissanceRe Holdings, Ltd.	21,636	5,383,253
RLI Corp.	17,370	2,863,097
Ryan Specialty Holdings, Inc.	44,321	2,843,635
Selective Insurance Group, Inc.	25,325	2,368,394
The Hanover Insurance Group, Inc.	15,010	2,321,447
Unum Group	69,984	5,110,932
		55,657,934
Mortgage real estate investment trusts – 0.5%
Annaly Capital Management, Inc.	233,504	4,273,123
Starwood Property Trust, Inc.	133,426	2,528,423
		6,801,546
		219,193,661
Health care – 9.1%
Biotechnology – 2.7%
Arrowhead Pharmaceuticals, Inc. (A)	51,785	973,558
BioMarin Pharmaceutical, Inc. (A)	79,390	5,218,305
Cytokinetics, Inc. (A)	49,160	2,312,486
Exelixis, Inc. (A)	118,962	3,961,435
Halozyme Therapeutics, Inc. (A)	52,998	2,533,834
Neurocrine Biosciences, Inc. (A)	42,176	5,757,024
Roivant Sciences, Ltd. (A)	178,911	2,116,517
Sarepta Therapeutics, Inc. (A)	39,790	4,838,066
United Therapeutics Corp. (A)	18,598	6,562,118
		34,273,343
Health care equipment and supplies – 1.7%
Dentsply Sirona, Inc.	82,804	1,571,620
Enovis Corp. (A)	23,275	1,021,307
Envista Holdings Corp. (A)	71,689	1,382,881
Globus Medical, Inc., Class A (A)	47,379	3,918,717
Haemonetics Corp. (A)	20,921	1,633,512
Lantheus Holdings, Inc. (A)	28,962	2,590,941
LivaNova PLC (A)	22,620	1,047,532
Masimo Corp. (A)	18,512	3,060,034
Neogen Corp. (A)	82,145	997,240
Penumbra, Inc. (A)	15,987	3,796,593
		21,020,377
Health care providers and services – 1.9%
Acadia Healthcare Company, Inc. (A)	38,693	1,534,177
Amedisys, Inc. (A)	13,643	1,238,648
Chemed Corp.	6,241	3,306,482
Encompass Health Corp.	41,969	3,875,837
HealthEquity, Inc. (A)	36,376	3,490,277
Option Care Health, Inc. (A)	70,891	1,644,671
Tenet Healthcare Corp. (A)	39,614	5,000,475

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
The Ensign Group, Inc.	23,704	$3,149,313
		23,239,880
Health care technology – 0.2%
Doximity, Inc., Class A (A)	53,377	2,849,798
Life sciences tools and services – 2.2%
Avantor, Inc. (A)	283,519	5,973,745
Bio-Rad Laboratories, Inc., Class A (A)	8,021	2,634,979
Bruker Corp.	46,100	2,702,382
Illumina, Inc. (A)	66,067	8,828,525
Medpace Holdings, Inc. (A)	10,617	3,527,286
Repligen Corp. (A)	21,697	3,123,066
Sotera Health Company (A)	63,713	871,594
		27,661,577
Pharmaceuticals – 0.4%
Jazz Pharmaceuticals PLC (A)	25,183	3,101,286
Perrigo Company PLC	56,831	1,461,125
		4,562,411
		113,607,386
Industrials – 20.8%
Aerospace and defense – 1.3%
BWX Technologies, Inc.	38,092	4,243,068
Curtiss-Wright Corp.	15,808	5,609,785
Hexcel Corp.	33,743	2,115,686
Woodward, Inc.	24,852	4,135,870
		16,104,409
Air freight and logistics – 0.2%
GXO Logistics, Inc. (A)	49,772	2,165,082
Building products – 2.6%
AAON, Inc.	28,102	3,307,043
Advanced Drainage Systems, Inc.	29,392	3,397,715
Carlisle Companies, Inc.	18,829	6,944,888
Fortune Brands Innovations, Inc.	51,748	3,535,941
Owens Corning	35,735	6,086,385
Simpson Manufacturing Company, Inc.	17,564	2,912,638
Trex Company, Inc. (A)	44,632	3,080,947
UFP Industries, Inc.	25,296	2,849,594
		32,115,151
Commercial services and supplies – 1.7%
Clean Harbors, Inc. (A)	21,105	4,857,105
MSA Safety, Inc.	16,375	2,714,484
RB Global, Inc.	76,821	6,930,022
Tetra Tech, Inc.	111,521	4,442,997
The Brink's Company	18,180	1,686,559
		20,631,167
Construction and engineering – 2.4%
AECOM	55,847	5,965,577
Comfort Systems USA, Inc.	14,780	6,267,607
EMCOR Group, Inc.	19,163	8,698,086
Fluor Corp. (A)	71,447	3,523,766
MasTec, Inc. (A)	25,646	3,491,446
Valmont Industries, Inc.	8,346	2,559,468
		30,505,950
Electrical equipment – 1.4%
Acuity Brands, Inc.	12,731	3,719,107
EnerSys	16,588	1,533,229
NEXTracker, Inc., Class A (A)	59,835	2,185,773
nVent Electric PLC	68,656	4,679,593
Regal Rexnord Corp.	27,588	4,279,726
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Sensata Technologies Holding PLC	62,304	$1,707,130
		18,104,558
Ground transportation – 1.7%
Avis Budget Group, Inc. (A)	7,026	566,366
Knight-Swift Transportation Holdings, Inc.	67,439	3,576,965
Landstar System, Inc.	14,718	2,529,435
Ryder System, Inc.	17,616	2,763,246
Saia, Inc. (A)	11,079	5,049,033
XPO, Inc. (A)	48,489	6,359,332
		20,844,377
Machinery – 4.8%
AGCO Corp.	25,808	2,412,532
Chart Industries, Inc. (A)	17,517	3,342,944
CNH Industrial NV	364,197	4,126,352
Crane Company	20,265	3,075,214
Donaldson Company, Inc.	49,883	3,359,620
Esab Corp.	23,670	2,838,980
Flowserve Corp.	54,726	3,147,840
Graco, Inc.	70,337	5,928,706
ITT, Inc.	33,950	4,850,776
Lincoln Electric Holdings, Inc.	23,505	4,406,482
Mueller Industries, Inc.	47,378	3,759,918
Oshkosh Corp.	27,104	2,576,777
RBC Bearings, Inc. (A)	13,012	3,892,410
Terex Corp.	27,827	1,286,164
The Middleby Corp. (A)	22,408	3,035,164
The Timken Company	26,579	1,896,943
The Toro Company	42,746	3,423,955
Watts Water Technologies, Inc., Class A	11,406	2,318,840
		59,679,617
Marine transportation – 0.2%
Kirby Corp. (A)	23,911	2,529,784
Passenger airlines – 0.4%
American Airlines Group, Inc. (A)	273,738	4,771,253
Professional services – 2.4%
CACI International, Inc., Class A (A)	9,334	3,771,496
Concentrix Corp.	19,441	841,212
ExlService Holdings, Inc. (A)	67,018	2,974,259
Exponent, Inc.	21,146	1,884,109
FTI Consulting, Inc. (A)	14,715	2,812,478
Genpact, Ltd.	67,588	2,902,905
Insperity, Inc.	14,794	1,146,683
KBR, Inc.	55,504	3,215,347
ManpowerGroup, Inc.	19,552	1,128,541
Maximus, Inc.	25,068	1,871,326
Parsons Corp. (A)	19,463	1,795,462
Paylocity Holding Corp. (A)	18,113	3,613,000
Science Applications International Corp.	20,628	2,305,798
		30,262,616
Trading companies and distributors – 1.7%
Applied Industrial Technologies, Inc.	16,016	3,835,352
Core & Main, Inc., Class A (A)	80,250	4,085,528
GATX Corp.	14,804	2,294,028
MSC Industrial Direct Company, Inc., Class A	18,630	1,391,475
Watsco, Inc.	14,509	6,875,670
WESCO International, Inc.	18,575	3,361,332
		21,843,385
		259,557,349
Information technology – 10.3%
Communications equipment – 0.6%
Ciena Corp. (A)	60,163	5,102,424

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Lumentum Holdings, Inc. (A)	28,618	$2,402,481
		7,504,905
Electronic equipment, instruments and components – 3.0%
Arrow Electronics, Inc. (A)	21,907	2,478,120
Avnet, Inc.	36,217	1,894,873
Belden, Inc.	16,803	1,892,186
Cognex Corp.	71,447	2,562,089
Coherent Corp. (A)	64,427	6,103,170
Crane NXT Company	20,484	1,192,578
Fabrinet (A)	15,108	3,321,947
Flex, Ltd. (A)	161,536	6,201,367
IPG Photonics Corp. (A)	11,170	812,282
Littelfuse, Inc.	10,337	2,435,914
Novanta, Inc. (A)	14,963	2,285,898
TD SYNNEX Corp.	31,546	3,699,715
Vontier Corp.	62,568	2,281,855
		37,161,994
IT services – 0.4%
ASGN, Inc. (A)	18,412	1,534,456
Kyndryl Holdings, Inc. (A)	96,756	3,347,758
		4,882,214
Semiconductors and semiconductor equipment – 2.1%
Allegro MicroSystems, Inc. (A)	54,415	1,189,512
Amkor Technology, Inc.	47,259	1,214,084
Cirrus Logic, Inc. (A)	22,136	2,204,303
Lattice Semiconductor Corp. (A)	57,474	3,255,902
MACOM Technology Solutions Holdings, Inc. (A)	24,127	3,134,339
MKS Instruments, Inc.	28,034	2,926,469
Onto Innovation, Inc. (A)	20,575	3,429,235
Power Integrations, Inc.	23,688	1,461,550
Rambus, Inc. (A)	44,395	2,346,720
Silicon Laboratories, Inc. (A)	13,517	1,679,082
Synaptics, Inc. (A)	16,687	1,273,552
Universal Display Corp.	18,387	2,688,179
		26,802,927
Software – 3.6%
Altair Engineering, Inc., Class A (A)	24,901	2,716,948
Appfolio, Inc., Class A (A)	9,614	2,371,966
Aspen Technology, Inc. (A)	11,066	2,762,406
BILL Holdings, Inc. (A)	39,664	3,359,937
Blackbaud, Inc. (A)	16,328	1,206,966
CommVault Systems, Inc. (A)	18,215	2,748,826
DocuSign, Inc. (A)	84,551	7,604,517
Dolby Laboratories, Inc., Class A	24,859	1,941,488
Dropbox, Inc., Class A (A)	92,722	2,785,369
Dynatrace, Inc. (A)	124,338	6,757,770
Manhattan Associates, Inc. (A)	25,442	6,875,446
Qualys, Inc. (A)	15,242	2,137,233
Teradata Corp. (A)	39,865	1,241,795
		44,510,667
Technology hardware, storage and peripherals – 0.6%
Pure Storage, Inc., Class A (A)	129,680	7,966,242
		128,828,949
Materials – 6.2%
Chemicals – 1.9%
Arcadium Lithium PLC (A)	448,069	2,298,594
Ashland, Inc.	20,342	1,453,639
Avient Corp.	38,059	1,555,091
Axalta Coating Systems, Ltd. (A)	90,837	3,108,442
Cabot Corp.	22,838	2,085,338
NewMarket Corp.	3,198	1,689,663
Olin Corp.	48,570	1,641,666
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
RPM International, Inc.	53,613	$6,597,616
The Chemours Company	62,239	1,051,839
The Scotts Miracle-Gro Company	17,752	1,177,668
Westlake Corp.	13,940	1,598,221
		24,257,777
Construction materials – 0.5%
Eagle Materials, Inc.	13,973	3,447,977
Knife River Corp. (A)	23,583	2,396,976
		5,844,953
Containers and packaging – 1.6%
AptarGroup, Inc.	27,719	4,354,655
Berry Global Group, Inc.	47,738	3,087,216
Crown Holdings, Inc.	49,233	4,071,077
Graphic Packaging Holding Company	125,028	3,395,760
Greif, Inc., Class A	10,768	658,140
Silgan Holdings, Inc.	33,810	1,759,811
Sonoco Products Company	40,932	1,999,528
		19,326,187
Metals and mining – 2.0%
Alcoa Corp.	107,621	4,065,921
Carpenter Technology Corp.	20,764	3,523,858
Cleveland-Cliffs, Inc. (A)	201,644	1,895,454
Commercial Metals Company	47,451	2,353,570
Reliance, Inc.	22,544	6,070,197
Royal Gold, Inc.	27,392	3,611,635
U.S. Steel Corp.	93,798	3,188,194
		24,708,829
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	26,040	2,696,442
		76,834,188
Real estate – 6.7%
Diversified REITs – 0.4%
WP Carey, Inc.	91,164	4,966,615
Health care REITs – 0.7%
Healthcare Realty Trust, Inc.	147,625	2,502,244
Omega Healthcare Investors, Inc.	112,451	4,256,270
Sabra Health Care REIT, Inc.	98,554	1,706,955
		8,465,469
Hotel and resort REITs – 0.1%
Park Hotels & Resorts, Inc.	85,981	1,209,753
Industrial REITs – 1.0%
EastGroup Properties, Inc.	20,589	3,304,329
First Industrial Realty Trust, Inc.	55,132	2,763,767
Rexford Industrial Realty, Inc.	92,472	3,574,968
STAG Industrial, Inc.	75,903	2,567,039
		12,210,103
Office REITs – 0.6%
COPT Defense Properties	46,849	1,449,977
Cousins Properties, Inc.	65,734	2,014,090
Kilroy Realty Corp.	44,257	1,790,196
Vornado Realty Trust	69,093	2,904,670
		8,158,933
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc. (A)	19,764	5,003,059
Residential REITs – 1.0%
American Homes 4 Rent, Class A	132,147	4,944,941
Equity LifeStyle Properties, Inc.	79,584	5,300,294
Independence Realty Trust, Inc.	93,614	1,857,302
		12,102,537
Retail REITs – 1.0%
Agree Realty Corp.	43,031	3,031,534

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Brixmor Property Group, Inc.	125,828	$3,503,052
Kite Realty Group Trust	91,505	2,309,586
NNN REIT, Inc.	78,116	3,191,039
		12,035,211
Specialized REITs – 1.5%
CubeSmart	94,207	4,036,770
EPR Properties	31,547	1,396,901
Gaming and Leisure Properties, Inc.	114,302	5,504,784
Lamar Advertising Company, Class A	36,632	4,459,580
National Storage Affiliates Trust	29,220	1,107,730
PotlatchDeltic Corp.	29,857	1,171,887
Rayonier, Inc.	55,862	1,457,998
		19,135,650
		83,287,330
Utilities – 2.5%
Electric utilities – 0.9%
ALLETE, Inc.	24,085	1,560,708
IDACORP, Inc.	22,190	2,424,923
OGE Energy Corp.	83,708	3,452,955
Portland General Electric Company	43,929	1,916,183
TXNM Energy, Inc.	37,574	1,847,514
		11,202,283
Gas utilities – 0.9%
National Fuel Gas Company	38,056	2,309,238
New Jersey Resources Corp.	41,310	1,927,112
ONE Gas, Inc.	23,600	1,634,300
Southwest Gas Holdings, Inc.	25,104	1,775,104
Spire, Inc.	24,057	1,631,786
UGI Corp.	89,432	2,524,665
		11,802,205
Independent power and renewable electricity producers – 0.1%
Ormat Technologies, Inc.	22,421	1,518,350
Multi-utilities – 0.3%
Black Hills Corp.	29,815	1,744,774
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Northwestern Energy Group, Inc.	25,541	$1,365,422
		3,110,196
Water utilities – 0.3%
Essential Utilities, Inc.	105,242	3,822,389
		31,455,423
TOTAL COMMON STOCKS (Cost $902,839,767)		$1,212,417,393
SHORT-TERM INVESTMENTS – 3.1%
Short-term funds – 3.1%
John Hancock Collateral Trust, 4.2987% (C)(D)	3,817,393	38,188,441
TOTAL SHORT-TERM INVESTMENTS (Cost $38,185,986)		$38,188,441
Total Investments (Mid Cap Index Trust) (Cost $941,025,753) – 100.5%		$1,250,605,834
Other assets and liabilities, net – (0.5%)		(6,560,705)
TOTAL NET ASSETS – 100.0%		$1,244,045,129
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-24.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,329,725.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	129	Long	Mar 2025	$42,108,750	$40,592,430	$(1,516,320)
						$(1,516,320)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 1.6%
Interactive media and services – 0.6%
Pinterest, Inc., Class A (A)	119,100	$3,453,900
Media – 1.0%
News Corp., Class A	170,297	4,689,979
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class B	50,730	$1,543,714
		6,233,693
		9,687,593

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 7.9%
Hotels, restaurants and leisure – 1.5%
Aramark	94,230	$3,515,721
Compass Group PLC	134,448	4,473,544
Norwegian Cruise Line Holdings, Ltd. (A)	61,421	1,580,362
		9,569,627
Household durables – 0.4%
PulteGroup, Inc.	22,400	2,439,360
Specialty retail – 3.5%
Advance Auto Parts, Inc.	155,912	7,373,078
Bath & Body Works, Inc.	169,020	6,552,905
Burlington Stores, Inc. (A)	15,825	4,511,075
Ulta Beauty, Inc. (A)	7,906	3,438,557
		21,875,615
Textiles, apparel and luxury goods – 2.5%
Puma SE	128,500	5,908,527
Ralph Lauren Corp.	20,275	4,683,120
VF Corp.	237,146	5,089,153
		15,680,800
		49,565,402
Consumer staples – 4.7%
Beverages – 0.5%
Constellation Brands, Inc., Class A	13,954	3,083,834
Food products – 2.3%
Flowers Foods, Inc.	187,459	3,872,903
Lamb Weston Holdings, Inc.	60,800	4,063,264
Tyson Foods, Inc., Class A	116,482	6,690,726
		14,626,893
Personal care products – 1.9%
Kenvue, Inc.	564,595	12,054,103
		29,764,830
Energy – 6.6%
Energy equipment and services – 2.2%
Baker Hughes Company	140,134	5,748,297
TechnipFMC PLC	168,448	4,874,885
Tidewater, Inc. (A)	53,172	2,909,040
		13,532,222
Oil, gas and consumable fuels – 4.4%
Expand Energy Corp.	87,871	8,747,558
Kinder Morgan, Inc.	196,774	5,391,608
Permian Resources Corp.	252,600	3,632,388
South Bow Corp.	86,200	2,034,091
Suncor Energy, Inc.	120,822	4,310,929
Viper Energy, Inc.	71,074	3,487,601
		27,604,175
		41,136,397
Financials – 18.0%
Banks – 4.6%
Fifth Third Bancorp	186,758	7,896,128
KeyCorp	200,300	3,433,142
Popular, Inc.	73,181	6,883,405
Webster Financial Corp.	86,285	4,764,658
Western Alliance Bancorp	67,262	5,619,067
		28,596,400
Capital markets – 2.2%
Main Street Capital Corp. (B)	78,740	4,612,589
Morningstar, Inc.	14,488	4,878,979
Open Lending Corp. (A)	293,329	1,751,174
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
StepStone Group, Inc., Class A	45,823	$2,652,235
		13,894,977
Consumer finance – 0.5%
OneMain Holdings, Inc.	66,624	3,473,109
Financial services – 6.6%
Apollo Global Management, Inc.	21,649	3,575,549
Corebridge Financial, Inc.	177,201	5,303,626
Corpay, Inc. (A)	30,734	10,401,000
Edenred SE	101,826	3,347,631
Global Payments, Inc.	57,267	6,417,340
Marqeta, Inc., Class A (A)	411,546	1,559,759
The Western Union Company	650,918	6,899,731
Voya Financial, Inc.	59,400	4,088,502
		41,593,138
Insurance – 3.4%
Assurant, Inc.	17,332	3,695,529
Horace Mann Educators Corp.	47,900	1,879,117
RenaissanceRe Holdings, Ltd.	25,575	6,363,316
The Allstate Corp.	25,584	4,932,339
The Hanover Insurance Group, Inc.	29,107	4,501,689
		21,371,990
Mortgage real estate investment trusts – 0.7%
Annaly Capital Management, Inc.	231,700	4,240,110
		113,169,724
Health care – 10.1%
Biotechnology – 1.6%
Alkermes PLC (A)	201,725	5,801,611
Exact Sciences Corp. (A)(B)	75,500	4,242,345
		10,043,956
Health care equipment and supplies – 4.2%
Baxter International, Inc.	222,379	6,484,572
Dentsply Sirona, Inc.	290,065	5,505,434
The Cooper Companies, Inc. (A)	36,300	3,337,059
Zimmer Biomet Holdings, Inc.	107,728	11,379,309
		26,706,374
Health care providers and services – 2.9%
Concentra Group Holdings Parent, Inc. (B)	388,375	7,682,058
Humana, Inc.	13,600	3,450,456
Select Medical Holdings Corp.	374,614	7,061,474
		18,193,988
Pharmaceuticals – 1.4%
Perrigo Company PLC	180,800	4,648,368
Viatris, Inc.	316,508	3,940,525
		8,588,893
		63,533,211
Industrials – 16.9%
Aerospace and defense – 2.7%
Hexcel Corp.	52,600	3,298,020
L3Harris Technologies, Inc.	36,450	7,664,706
Standardaero, Inc. (A)	73,522	1,820,405
Textron, Inc.	52,985	4,052,823
		16,835,954
Construction and engineering – 1.7%
API Group Corp. (A)	190,335	6,846,350
WillScot Holdings Corp. (A)	109,000	3,646,050
		10,492,400
Electrical equipment – 0.8%
Sensata Technologies Holding PLC	175,600	4,811,440
Ground transportation – 2.5%
Norfolk Southern Corp.	33,264	7,807,061

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Saia, Inc. (A)	18,095	$8,246,434
		16,053,495
Machinery – 5.6%
AGCO Corp.	59,759	5,586,271
Esab Corp.	45,802	5,493,492
Fortive Corp.	71,000	5,325,000
RBC Bearings, Inc. (A)	6,995	2,092,484
Stanley Black & Decker, Inc.	93,094	7,474,517
The Middleby Corp. (A)	28,683	3,885,112
The Toro Company	66,657	5,339,226
		35,196,102
Passenger airlines – 1.4%
Southwest Airlines Company	255,472	8,588,969
Professional services – 1.9%
Clarivate PLC (A)(B)	637,800	3,240,024
SS&C Technologies Holdings, Inc.	75,083	5,689,790
Verra Mobility Corp. (A)	140,988	3,409,090
		12,338,904
Trading companies and distributors – 0.3%
SiteOne Landscape Supply, Inc. (A)	14,200	1,871,134
		106,188,398
Information technology – 12.7%
Electronic equipment, instruments and components – 6.3%
Corning, Inc.	398,124	18,918,854
Keysight Technologies, Inc. (A)	50,800	8,160,004
TE Connectivity PLC	44,060	6,299,258
Zebra Technologies Corp., Class A (A)	15,643	6,041,639
		39,419,755
IT services – 0.9%
GoDaddy, Inc., Class A (A)	29,126	5,748,599
Semiconductors and semiconductor equipment – 1.9%
MKS Instruments, Inc.	63,976	6,678,455
Rambus, Inc. (A)	64,100	3,388,326
Wolfspeed, Inc. (A)(B)	289,694	1,929,362
		11,996,143
Software – 2.4%
DocuSign, Inc. (A)	76,312	6,863,501
Fortinet, Inc. (A)	89,123	8,420,341
		15,283,842
Technology hardware, storage and peripherals – 1.2%
Western Digital Corp. (A)	124,496	7,423,696
		79,872,035
Materials – 5.9%
Chemicals – 1.9%
Celanese Corp.	32,400	2,242,404
DuPont de Nemours, Inc.	66,193	5,047,216
FMC Corp.	97,845	4,756,245
		12,045,865
Construction materials – 1.0%
Summit Materials, Inc., Class A (A)	122,089	6,177,703
Containers and packaging – 1.4%
DS Smith PLC	624,091	4,220,918
International Paper Company	88,455	4,760,648
		8,981,566
Metals and mining – 1.6%
Franco-Nevada Corp.	41,666	4,896,324
Freeport-McMoRan, Inc.	57,866	2,203,537
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
U.S. Steel Corp.	83,400	$2,834,766
		9,934,627
		37,139,761
Real estate – 7.9%
Industrial REITs – 1.3%
Lineage, Inc.	45,082	2,640,453
Rexford Industrial Realty, Inc.	150,680	5,825,289
		8,465,742
Office REITs – 0.9%
Vornado Realty Trust	128,733	5,411,935
Residential REITs – 2.9%
Apartment Investment and Management Company, Class A (A)	423,446	3,849,124
Equity Residential	92,667	6,649,784
Sun Communities, Inc.	62,000	7,624,140
		18,123,048
Retail REITs – 1.1%
Regency Centers Corp.	89,698	6,631,373
Specialized REITs – 1.7%
Rayonier, Inc.	168,503	4,397,928
Weyerhaeuser Company	221,501	6,235,253
		10,633,181
		49,265,279
Utilities – 5.8%
Electric utilities – 3.2%
Constellation Energy Corp.	13,624	3,047,825
FirstEnergy Corp.	209,574	8,336,854
PG&E Corp.	434,916	8,776,605
		20,161,284
Multi-utilities – 2.6%
Ameren Corp.	88,489	7,887,909
CenterPoint Energy, Inc.	104,174	3,305,441
Dominion Energy, Inc.	96,841	5,215,856
		16,409,206
		36,570,490
TOTAL COMMON STOCKS (Cost $536,969,606)		$615,893,120
CONVERTIBLE BONDS - 0.3%
Information technology - 0.3%
Wolfspeed, Inc.
0.250%, 02/15/2028	$978,000	450,369
1.875%, 12/01/2029	3,436,000	1,423,878
		1,874,247
TOTAL CONVERTIBLE BONDS (Cost $2,639,850)		$1,874,247
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.6%
John Hancock Collateral Trust, 4.2987% (C)(D)	711,884	7,121,549
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4156% (C)	1,959,834	1,959,834
T. Rowe Price Government Reserve Fund, 4.5067% (C)	7,462,018	7,462,018
TOTAL SHORT-TERM INVESTMENTS (Cost $16,543,165)		$16,543,401
Total Investments (Mid Value Trust) (Cost $556,152,621) – 101.0%		$634,310,768
Other assets and liabilities, net – (1.0%)		(6,541,649)
TOTAL NET ASSETS – 100.0%		$627,769,119

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Mid Value Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-24.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Consumer discretionary – 3.2%
Hotels, restaurants and leisure – 3.2%
Hyatt Hotels Corp., Class A	31,109	$4,883,491
Marriott International, Inc., Class A	17,151	4,784,100
		9,667,591
Health care – 1.0%
Health care providers and services – 1.0%
Brookdale Senior Living, Inc. (A)	621,199	3,124,631
Real estate – 93.7%
Diversified REITs – 6.0%
Empire State Realty Trust, Inc., Class A	712,486	7,352,856
Essential Properties Realty Trust, Inc.	333,926	10,445,205
		17,798,061
Health care REITs – 13.2%
American Healthcare REIT, Inc.	239,520	6,807,158
CareTrust REIT, Inc.	268,612	7,265,955
Sabra Health Care REIT, Inc.	168,079	2,911,128
Welltower, Inc.	178,146	22,451,740
		39,435,981
Hotel and resort REITs – 1.3%
Ryman Hospitality Properties, Inc.	38,034	3,968,468
Industrial REITs – 9.6%
EastGroup Properties, Inc.	36,949	5,929,945
Plymouth Industrial REIT, Inc.	126,079	2,244,206
Prologis, Inc.	195,899	20,706,524
		28,880,675
Office REITs – 4.7%
Cousins Properties, Inc.	99,671	3,053,919
Douglas Emmett, Inc.	130,341	2,419,129
SL Green Realty Corp.	126,748	8,608,724
		14,081,772
Real estate management and development – 0.5%
CBRE Group, Inc., Class A (A)	11,689	1,534,649
Residential REITs – 18.1%
American Homes 4 Rent, Class A	286,163	10,708,219
AvalonBay Communities, Inc.	85,100	18,719,447
Centerspace	47,214	3,123,206
Essex Property Trust, Inc.	53,258	15,201,964
Independence Realty Trust, Inc.	330,741	6,561,901
		54,314,737
Retail REITs – 17.4%
Acadia Realty Trust	271,481	6,558,981
Agree Realty Corp.	96,646	6,808,711
Brixmor Property Group, Inc.	268,938	7,487,234
Phillips Edison & Company, Inc.	194,434	7,283,498
Simon Property Group, Inc.	76,738	13,215,051
Tanger, Inc.	240,156	8,196,524
The Macerich Company	133,183	2,653,005
		52,203,004
Specialized REITs – 22.9%
CubeSmart	171,919	7,366,729
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Digital Realty Trust, Inc.	50,447	$8,945,767
Equinix, Inc.	31,405	29,611,460
Iron Mountain, Inc.	72,476	7,617,952
Lamar Advertising Company, Class A	31,166	3,794,149
Public Storage	37,899	11,348,477
		68,684,534
		280,901,881
TOTAL COMMON STOCKS (Cost $255,140,810)		$293,694,103
SHORT-TERM INVESTMENTS – 1.8%
Short-term funds – 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4156% (B)	5,463,248	5,463,248
TOTAL SHORT-TERM INVESTMENTS (Cost $5,463,248)		$5,463,248
Total Investments (Real Estate Securities Trust) (Cost $260,604,058) – 99.7%		$299,157,351
Other assets and liabilities, net – 0.3%		787,567
TOTAL NET ASSETS – 100.0%		$299,944,918
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-24.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%
Communication services – 22.9%
Entertainment – 2.7%
Netflix, Inc. (A)	26,347	$23,483,608
ROBLOX Corp., Class A (A)	54,026	3,125,944
Spotify Technology SA (A)	10,485	4,690,779
		31,300,331
Interactive media and services – 19.4%
Alphabet, Inc., Class A	335,899	63,585,681
Alphabet, Inc., Class C	257,576	49,052,773
Meta Platforms, Inc., Class A	183,075	107,192,243
Reddit, Inc., Class A (A)	9,098	1,486,977
		221,317,674
Media – 0.5%
Charter Communications, Inc., Class A (A)	5,300	1,816,681
The Trade Desk, Inc., Class A (A)	30,920	3,634,028
		5,450,709
Wireless telecommunication services – 0.3%
T-Mobile US, Inc.	15,070	3,326,401
		261,395,115
Consumer discretionary – 6.9%
Automobiles – 1.5%
Tesla, Inc. (A)	41,856	16,903,127
Broadline retail – 4.8%
Amazon.com, Inc. (A)	243,663	53,457,226
MercadoLibre, Inc. (A)	900	1,530,396
		54,987,622
Hotels, restaurants and leisure – 0.6%
Booking Holdings, Inc.	790	3,925,052

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
DoorDash, Inc., Class A (A)	19,700	$3,304,675
		7,229,727
		79,120,476
Financials – 0.8%
Capital markets – 0.1%
Coinbase Global, Inc., Class A (A)	1,343	333,467
Robinhood Markets, Inc., Class A (A)	30,500	1,136,430
		1,469,897
Financial services – 0.7%
Block, Inc. (A)	29,800	2,532,702
Corpay, Inc. (A)	6,300	2,132,046
Fiserv, Inc. (A)	1,600	328,672
Mastercard, Inc., Class A	196	103,208
PayPal Holdings, Inc. (A)	14,500	1,237,575
Visa, Inc., Class A	4,450	1,406,378
		7,740,581
		9,210,478
Industrials – 0.6%
Aerospace and defense – 0.1%
Axon Enterprise, Inc. (A)	1,328	789,257
Commercial services and supplies – 0.1%
Cintas Corp.	5,200	950,040
Electrical equipment – 0.1%
Vertiv Holdings Company, Class A	11,660	1,324,693
Professional services – 0.3%
Automatic Data Processing, Inc.	11,811	3,457,434
Verisk Analytics, Inc.	296	81,527
		3,538,961
		6,602,951
Information technology – 68.5%
Communications equipment – 5.5%
Applied Optoelectronics, Inc. (A)	23,619	870,596
Arista Networks, Inc. (A)	133,244	14,727,459
Ciena Corp. (A)	43,300	3,672,273
Cisco Systems, Inc.	444,794	26,331,805
F5, Inc. (A)	2,500	628,675
Lumentum Holdings, Inc. (A)	6,700	562,465
Motorola Solutions, Inc.	35,823	16,558,465
		63,351,738
Electronic equipment, instruments and components – 2.1%
Amphenol Corp., Class A	49,809	3,459,235
Celestica, Inc. (A)	16,300	1,504,490
Coherent Corp. (A)	34,178	3,237,682
Corning, Inc.	203,621	9,676,070
Fabrinet (A)	2,020	444,158
Keysight Technologies, Inc. (A)	18,590	2,986,112
Plexus Corp. (A)	4,000	625,920
TD SYNNEX Corp.	718	84,207
Zebra Technologies Corp., Class A (A)	3,580	1,382,668
		23,400,542
IT services – 2.4%
Fastly, Inc., Class A (A)	49,622	468,432
Globant SA (A)	13,107	2,810,403
GoDaddy, Inc., Class A (A)	43,564	8,598,227
Shopify, Inc., Class A (A)	132,224	14,059,378
Snowflake, Inc., Class A (A)	6,700	1,034,547
		26,970,987
Semiconductors and semiconductor equipment – 24.8%
Astera Labs, Inc. (A)	8,700	1,152,315
BE Semiconductor Industries NV	9,036	1,238,548
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Inc.	423,160	$98,105,414
Credo Technology Group Holding, Ltd. (A)	33,248	2,234,598
Lam Research Corp.	38,600	2,788,078
Lattice Semiconductor Corp. (A)	14,600	827,090
Marvell Technology, Inc.	254,833	28,146,305
NVIDIA Corp.	1,053,381	141,458,534
Rambus, Inc. (A)	62,700	3,314,322
Semtech Corp. (A)	40,934	2,531,768
SiTime Corp. (A)	5,038	1,080,802
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2,784	549,812
		283,427,586
Software – 28.7%
AppLovin Corp., Class A (A)	10,642	3,446,199
Asana, Inc., Class A (A)	20,698	419,548
Atlassian Corp., Class A (A)	25,200	6,133,176
Aurora Innovation, Inc. (A)	57,729	363,693
Autodesk, Inc. (A)	35,949	10,625,446
Cadence Design Systems, Inc. (A)	25,025	7,519,012
CleanSpark, Inc. (A)(B)	84,300	776,403
Clearwater Analytics Holdings, Inc., Class A (A)	6,400	176,128
Crowdstrike Holdings, Inc., Class A (A)	24,289	8,310,724
Datadog, Inc., Class A (A)	41,361	5,910,073
DocuSign, Inc. (A)	29,600	2,662,224
Fair Isaac Corp. (A)	3,515	6,998,119
Fortinet, Inc. (A)	59,473	5,619,009
Freshworks, Inc., Class A (A)	30,940	500,300
Gen Digital, Inc.	59,581	1,631,328
Guidewire Software, Inc. (A)	17,097	2,882,212
HubSpot, Inc. (A)	9,762	6,801,869
Intapp, Inc. (A)	11,400	730,626
InterDigital, Inc.	17,400	3,370,728
Manhattan Associates, Inc. (A)	10,600	2,864,544
MARA Holdings, Inc. (A)(B)	48,600	815,022
Microsoft Corp.	240,218	101,251,887
MicroStrategy, Inc., Class A (A)	17,652	5,112,372
Nutanix, Inc., Class A (A)	22,973	1,405,488
Oracle Corp.	174,369	29,056,850
Palantir Technologies, Inc., Class A (A)	193,299	14,619,203
Palo Alto Networks, Inc. (A)	69,400	12,628,024
Pegasystems, Inc.	16,600	1,547,120
Riot Platforms, Inc. (A)	29,200	298,132
Salesforce, Inc.	107,583	35,968,224
Samsara, Inc., Class A (A)	28,726	1,255,039
SAP SE	18,164	4,467,873
SentinelOne, Inc., Class A (A)	21,600	479,520
ServiceNow, Inc. (A)	29,670	31,453,760
ServiceTitan, Inc., Class A (A)	7,379	759,078
SoundHound AI, Inc., Class A (A)(B)	65,600	1,301,504
Synopsys, Inc. (A)	8,360	4,057,610
Tyler Technologies, Inc. (A)	3,563	2,054,568
Vertex, Inc., Class A (A)	1,674	89,308
Workiva, Inc. (A)	6,800	744,600
Zeta Global Holdings Corp., Class A (A)	35,006	629,758
		327,736,301
Technology hardware, storage and peripherals – 5.0%
Apple, Inc.	223,919	56,073,796
IonQ, Inc. (A)	15,100	630,727
		56,704,523
		781,591,677
Real estate – 0.0%
Specialized REITs – 0.0%
Equinix, Inc.	135	127,290

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 0.1%
Independent power and renewable electricity producers – 0.1%
Vistra Corp.	8,200	$1,130,534
TOTAL COMMON STOCKS (Cost $938,132,398)		$1,139,178,521
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
John Hancock Collateral Trust, 4.2987% (C)(D)	310,211	3,103,289
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4156% (C)	660,060	660,060
T. Rowe Price Government Reserve Fund, 4.5067% (C)	3,484,105	3,484,105
TOTAL SHORT-TERM INVESTMENTS (Cost $7,247,495)		$7,247,454
Total Investments (Science & Technology Trust) (Cost $945,379,893) – 100.4%		$1,146,425,975
Other assets and liabilities, net – (0.4%)		(4,883,418)
TOTAL NET ASSETS – 100.0%		$1,141,542,557
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-24.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Communication services – 2.6%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	2,061	$63,211
AST SpaceMobile, Inc. (A)(B)	26,347	555,922
ATN International, Inc.	2,411	40,529
Bandwidth, Inc., Class A (A)	4,954	84,317
Cogent Communications Holdings, Inc.	8,740	673,592
Globalstar, Inc. (A)(B)	141,890	293,712
IDT Corp., Class B	3,066	145,696
Liberty Latin America, Ltd., Class A (A)	6,491	41,283
Liberty Latin America, Ltd., Class C (A)	25,011	158,570
Lumen Technologies, Inc. (A)	198,932	1,056,329
Shenandoah Telecommunications Company	10,149	127,979
		3,241,140
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A (A)	68,386	272,176
Atlanta Braves Holdings, Inc., Series A (A)	2,412	98,410
Atlanta Braves Holdings, Inc., Series C (A)	9,403	359,759
Cinemark Holdings, Inc. (A)	21,717	672,793
Eventbrite, Inc., Class A (A)	17,260	57,994
IMAX Corp. (A)	8,517	218,035
Lions Gate Entertainment Corp., Class A (A)	11,781	100,610
Lions Gate Entertainment Corp., Class B (A)	24,875	187,806
Madison Square Garden Entertainment Corp. (A)	7,799	277,644
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Playstudios, Inc. (A)	18,499	$34,408
Reservoir Media, Inc. (A)	5,107	46,218
Sphere Entertainment Company (A)	5,300	213,696
The Marcus Corp.	4,908	105,522
Vivid Seats, Inc., Class A (A)(B)	15,952	73,858
		2,718,929
Interactive media and services – 0.6%
Bumble, Inc., Class A (A)	19,025	154,864
CarGurus, Inc. (A)	16,919	618,220
Cars.com, Inc. (A)	12,945	224,337
EverQuote, Inc., Class A (A)	4,972	99,390
FuboTV, Inc. (A)(B)	61,742	77,795
Getty Images Holdings, Inc. (A)(B)	20,589	44,472
Grindr, Inc. (A)	4,914	87,666
MediaAlpha, Inc., Class A (A)	5,976	67,469
Nextdoor Holdings, Inc. (A)	35,437	83,986
Outbrain, Inc. (A)	8,011	57,519
QuinStreet, Inc. (A)	10,656	245,834
Shutterstock, Inc.	4,817	146,196
TrueCar, Inc. (A)	17,596	65,633
Vimeo, Inc. (A)	28,653	183,379
Webtoon Entertainment, Inc. (A)(B)	3,167	43,008
Yelp, Inc. (A)	12,511	484,176
Ziff Davis, Inc. (A)	8,623	468,574
ZipRecruiter, Inc., Class A (A)	14,488	104,893
		3,257,411
Media – 0.8%
Advantage Solutions, Inc. (A)	22,265	65,014
AMC Networks, Inc., Class A (A)(B)	6,506	64,409
Boston Omaha Corp., Class A (A)	5,412	76,742
Cable One, Inc.	1,118	404,850
Cardlytics, Inc. (A)(B)	8,134	30,177
Clear Channel Outdoor Holdings, Inc. (A)	71,387	97,800
EchoStar Corp., Class A (A)	24,185	553,837
Gambling.com Group, Ltd. (A)	3,737	52,617
Gannett Company, Inc. (A)	28,749	145,470
Gray Television, Inc.	17,421	54,876
Ibotta, Inc., Class A (A)(B)	3,004	195,500
iHeartMedia, Inc., Class A (A)	22,406	44,364
Innovid Corp. (A)	22,474	69,445
Integral Ad Science Holding Corp. (A)	14,661	153,061
John Wiley & Sons, Inc., Class A	7,121	311,259
Magnite, Inc. (A)	24,909	396,551
National CineMedia, Inc. (A)	13,937	92,542
PubMatic, Inc., Class A (A)	8,402	123,425
Scholastic Corp.	4,664	99,483
Sinclair, Inc.	6,659	107,476
Stagwell, Inc. (A)	17,713	116,552
TechTarget, Inc. (A)	5,235	103,758
TEGNA, Inc.	32,406	592,706
Thryv Holdings, Inc. (A)	6,703	99,204
Townsquare Media, Inc., Class A	3,272	29,742
WideOpenWest, Inc. (A)	10,376	51,465
		4,132,325
Wireless telecommunication services – 0.1%
Gogo, Inc. (A)	13,242	107,128
Spok Holdings, Inc.	3,777	60,621
Telephone & Data Systems, Inc.	19,441	663,133
Tingo Group, Inc. (A)	23,160	232
		831,114
		14,180,919

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 9.5%
Automobile components – 1.1%
Adient PLC (A)	17,228	$296,838
American Axle & Manufacturing Holdings, Inc. (A)	22,217	129,525
Cooper-Standard Holdings, Inc. (A)	3,568	48,382
Dana, Inc.	25,766	297,855
Dorman Products, Inc. (A)	5,061	655,653
Fox Factory Holding Corp. (A)	8,489	256,962
Gentherm, Inc. (A)	6,126	244,581
Holley, Inc. (A)	9,885	29,853
LCI Industries	4,895	506,094
Luminar Technologies, Inc. (A)	4,630	24,909
Modine Manufacturing Company (A)	10,141	1,175,646
Patrick Industries, Inc.	6,360	528,389
PHINIA, Inc.	8,135	391,863
Solid Power, Inc. (A)(B)	32,739	61,877
Standard Motor Products, Inc.	4,186	129,682
Stoneridge, Inc. (A)	5,970	37,432
The Goodyear Tire & Rubber Company (A)	55,805	502,245
Visteon Corp. (A)	5,287	469,063
XPEL, Inc. (A)	5,100	203,694
		5,990,543
Automobiles – 0.1%
Winnebago Industries, Inc.	5,612	268,141
Broadline retail – 0.0%
Groupon, Inc. (A)(B)	4,663	56,655
Savers Value Village, Inc. (A)(B)	4,868	49,897
		106,552
Distributors – 0.0%
A-Mark Precious Metals, Inc.	3,444	94,366
GigaCloud Technology, Inc., Class A (A)(B)	4,701	87,063
Weyco Group, Inc.	1,112	41,756
		223,185
Diversified consumer services – 1.1%
Adtalem Global Education, Inc. (A)	7,335	666,385
American Public Education, Inc. (A)	3,096	66,781
Carriage Services, Inc.	2,730	108,791
Chegg, Inc. (A)	20,019	32,231
Coursera, Inc. (A)	27,825	236,513
European Wax Center, Inc., Class A (A)	7,109	47,417
frontdoor, Inc. (A)	15,019	821,089
Graham Holdings Company, Class B	623	543,206
KinderCare Learning Cos, Inc. (A)	4,579	81,506
Laureate Education, Inc. (A)	25,544	467,200
Lincoln Educational Services Corp. (A)	5,176	81,884
Mister Car Wash, Inc. (A)	18,766	136,804
OneSpaWorld Holdings, Ltd.	19,906	396,129
Perdoceo Education Corp.	12,839	339,848
Strategic Education, Inc.	4,360	407,311
Stride, Inc. (A)	8,376	870,518
Udemy, Inc. (A)	18,508	152,321
Universal Technical Institute, Inc. (A)	7,739	198,970
		5,654,904
Hotels, restaurants and leisure – 1.9%
Accel Entertainment, Inc. (A)	10,885	116,252
Bally's Corp. (A)	5,038	90,130
Biglari Holdings, Inc., Class B (A)	159	40,432
BJ's Restaurants, Inc. (A)	3,749	131,721
Bloomin' Brands, Inc.	15,507	189,340
Brinker International, Inc. (A)	8,613	1,139,414
Cracker Barrel Old Country Store, Inc.	4,379	231,474
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Dave & Buster's Entertainment, Inc. (A)(B)	6,467	$188,772
Denny's Corp. (A)	11,147	67,439
Despegar.com Corp. (A)	12,109	233,098
Dine Brands Global, Inc.	3,013	90,691
El Pollo Loco Holdings, Inc. (A)	4,669	53,880
Everi Holdings, Inc. (A)	16,377	221,253
First Watch Restaurant Group, Inc. (A)	6,180	115,010
Full House Resorts, Inc. (A)(B)	7,484	30,535
Global Business Travel Group I (A)(B)	24,977	231,787
Golden Entertainment, Inc.	3,963	125,231
Hilton Grand Vacations, Inc. (A)	14,113	549,701
Inspired Entertainment, Inc. (A)	5,185	46,924
International Game Technology PLC	22,482	397,032
Jack in the Box, Inc. (B)	3,961	164,936
Krispy Kreme, Inc. (B)	17,467	173,447
Kura Sushi USA, Inc., Class A (A)	1,207	109,330
Life Time Group Holdings, Inc. (A)	11,813	261,304
Lindblad Expeditions Holdings, Inc. (A)	7,360	87,290
Monarch Casino & Resort, Inc.	2,443	192,753
Nathan's Famous, Inc.	544	42,764
Papa John's International, Inc.	6,602	271,144
PlayAGS, Inc. (A)	8,102	93,416
Portillo's, Inc., Class A (A)(B)	10,911	102,563
Potbelly Corp. (A)	5,460	51,433
RCI Hospitality Holdings, Inc.	1,704	97,929
Red Rock Resorts, Inc., Class A	9,662	446,771
Rush Street Interactive, Inc. (A)	14,851	203,756
Sabre Corp. (A)	75,960	277,254
Shake Shack, Inc., Class A (A)	7,468	969,346
Six Flags Entertainment Corp.	18,166	875,420
Super Group SGHC, Ltd.	29,453	183,492
Sweetgreen, Inc., Class A (A)	19,684	631,069
Target Hospitality Corp. (A)	6,826	65,973
The Cheesecake Factory, Inc. (B)	9,382	445,082
United Parks & Resorts, Inc. (A)	6,371	357,986
Xponential Fitness, Inc., Class A (A)	4,853	65,273
		10,459,847
Household durables – 1.9%
Beazer Homes USA, Inc. (A)	5,616	154,215
Cavco Industries, Inc. (A)	1,637	730,479
Century Communities, Inc.	5,574	408,909
Champion Homes, Inc. (A)	10,608	934,565
Cricut, Inc., Class A (B)	9,831	56,037
Dream Finders Homes, Inc., Class A (A)(B)	5,684	132,267
Ethan Allen Interiors, Inc.	4,584	128,856
Flexsteel Industries, Inc.	967	52,547
GoPro, Inc., Class A (A)	29,866	32,554
Green Brick Partners, Inc. (A)	6,148	347,301
Hamilton Beach Brands Holding Company, Class A	1,775	29,873
Hamilton Beach Brands Holding Company, Class B (C)	1,197	20,146
Helen of Troy, Ltd. (A)	4,532	271,150
Hooker Furnishings Corp.	2,759	38,654
Hovnanian Enterprises, Inc., Class A (A)	986	131,947
Installed Building Products, Inc.	4,745	831,561
iRobot Corp. (A)	6,063	46,988
KB Home	12,726	836,353
Landsea Homes Corp. (A)	4,277	36,312
La-Z-Boy, Inc.	8,374	364,855
Legacy Housing Corp. (A)	2,483	61,280
LGI Homes, Inc. (A)	4,199	375,391
M/I Homes, Inc. (A)	5,208	692,404

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Meritage Homes Corp.	7,060	$1,085,969
Sonos, Inc. (A)	24,000	360,960
Taylor Morrison Home Corp. (A)	19,805	1,212,264
The Lovesac Company (A)(B)	2,869	67,881
Tri Pointe Homes, Inc. (A)	17,963	651,338
Worthington Enterprises, Inc.	6,270	251,490
		10,344,546
Leisure products – 0.4%
Acushnet Holdings Corp.	5,583	396,840
AMMO, Inc. (A)(B)	21,603	23,763
Clarus Corp.	6,780	30,578
Escalade, Inc.	2,372	33,872
Funko, Inc., Class A (A)	6,321	84,638
JAKKS Pacific, Inc. (A)	1,647	46,363
Johnson Outdoors, Inc., Class A (B)	1,245	41,085
Latham Group, Inc. (A)	8,216	57,183
Malibu Boats, Inc., Class A (A)	4,035	151,676
MasterCraft Boat Holdings, Inc. (A)	3,581	68,290
Peloton Interactive, Inc., Class A (A)	68,669	597,420
Revelyst, Inc. (A)	11,460	220,376
Smith & Wesson Brands, Inc.	9,238	93,350
Sturm Ruger & Company, Inc.	3,293	116,473
Topgolf Callaway Brands Corp. (A)	28,067	220,607
		2,182,514
Specialty retail – 2.4%
1-800-Flowers.com, Inc., Class A (A)(B)	5,172	42,255
Abercrombie & Fitch Company, Class A (A)	9,891	1,478,408
Academy Sports & Outdoors, Inc.	13,523	777,978
American Eagle Outfitters, Inc.	35,181	586,467
America's Car-Mart, Inc. (A)	1,282	65,703
Arhaus, Inc. (B)	10,254	96,388
Arko Corp.	17,129	112,880
Asbury Automotive Group, Inc. (A)	3,866	939,554
BARK, Inc. (A)(B)	26,808	49,327
Beyond, Inc. (A)(B)	9,418	46,431
Boot Barn Holdings, Inc. (A)	5,853	888,602
Build-A-Bear Workshop, Inc.	2,490	114,640
Caleres, Inc.	6,794	157,349
Camping World Holdings, Inc., Class A	10,061	212,086
Designer Brands, Inc., Class A (B)	9,008	48,103
Destination XL Group, Inc. (A)	12,157	32,702
EVgo, Inc. (A)	20,436	82,766
Foot Locker, Inc. (A)	16,599	361,194
Genesco, Inc. (A)	2,175	92,981
Group 1 Automotive, Inc.	2,601	1,096,269
Haverty Furniture Companies, Inc.	3,042	67,715
Jjill, Inc.	1,077	29,747
Lands' End, Inc. (A)	3,019	39,670
Leslie's, Inc. (A)	36,424	81,226
MarineMax, Inc. (A)	4,337	125,556
Monro, Inc.	6,137	152,198
National Vision Holdings, Inc. (A)	15,701	163,604
OneWater Marine, Inc., Class A (A)(B)	2,674	46,474
Petco Health & Wellness Company, Inc. (A)	17,010	64,808
Revolve Group, Inc. (A)	7,618	255,127
Sally Beauty Holdings, Inc. (A)	20,029	209,303
Shoe Carnival, Inc.	3,687	121,966
Signet Jewelers, Ltd.	8,276	667,956
Sleep Number Corp. (A)	4,452	67,848
Sonic Automotive, Inc., Class A	2,902	183,842
Stitch Fix, Inc., Class A (A)	19,090	82,278
The Buckle, Inc.	6,078	308,823
The ODP Corp. (A)	6,591	149,879
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The RealReal, Inc. (A)(B)	19,865	$217,124
Tile Shop Holdings, Inc. (A)	7,184	49,785
Upbound Group, Inc.	10,587	308,823
Urban Outfitters, Inc. (A)	12,489	685,396
Victoria's Secret & Company (A)	15,465	640,560
Warby Parker, Inc., Class A (A)	17,404	421,351
Winmark Corp.	579	227,588
Zumiez, Inc. (A)	3,447	66,079
		12,716,809
Textiles, apparel and luxury goods – 0.6%
Figs, Inc., Class A (A)	26,285	162,704
G-III Apparel Group, Ltd. (A)	7,646	249,413
Hanesbrands, Inc. (A)	69,508	565,795
Kontoor Brands, Inc.	10,812	923,453
Movado Group, Inc.	3,022	59,473
Oxford Industries, Inc.	2,929	230,747
Rocky Brands, Inc.	1,519	34,633
Steven Madden, Ltd.	14,135	601,020
Superior Group of Companies, Inc.	2,800	46,284
Wolverine World Wide, Inc.	15,622	346,808
		3,220,330
		51,167,371
Consumer staples – 2.7%
Beverages – 0.3%
MGP Ingredients, Inc. (B)	2,842	111,890
National Beverage Corp.	4,757	202,981
Primo Brands Corp., Class A	31,010	954,178
The Vita Coco Company, Inc. (A)	7,792	287,603
		1,556,652
Consumer staples distribution and retail – 0.8%
Ingles Markets, Inc., Class A	2,811	181,141
Natural Grocers by Vitamin Cottage, Inc.	1,873	74,396
PriceSmart, Inc.	4,979	458,914
SpartanNash Company	6,857	125,620
Sprouts Farmers Market, Inc. (A)	19,751	2,509,760
The Andersons, Inc.	6,503	263,502
The Chefs' Warehouse, Inc. (A)	6,948	342,675
United Natural Foods, Inc. (A)	11,662	318,489
Village Super Market, Inc., Class A	1,768	56,382
Weis Markets, Inc.	3,319	224,763
		4,555,642
Food products – 1.0%
Alico, Inc.	1,763	45,715
B&G Foods, Inc. (B)	15,901	109,558
Beyond Meat, Inc. (A)(B)	12,564	47,241
BRC, Inc., Class A (A)(B)	10,749	34,074
Calavo Growers, Inc.	3,348	85,374
Cal-Maine Foods, Inc.	8,026	826,036
Dole PLC	14,345	194,231
Fresh Del Monte Produce, Inc.	6,700	222,507
J&J Snack Foods Corp.	3,020	468,493
John B Sanfilippo & Son, Inc.	1,774	154,533
Lancaster Colony Corp.	3,843	665,377
Limoneira Company	3,400	83,164
Mama's Creations, Inc. (A)	6,659	53,006
Mission Produce, Inc. (A)	8,756	125,824
Seneca Foods Corp., Class A (A)	907	71,889
SunOpta, Inc. (A)	18,809	144,829
The Hain Celestial Group, Inc. (A)	18,119	111,432
The Simply Good Foods Company (A)	17,915	698,327
TreeHouse Foods, Inc. (A)	9,336	327,974
Utz Brands, Inc.	12,949	202,781
Vital Farms, Inc. (A)	6,538	246,417

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Westrock Coffee Company (A)(B)	7,438	$47,752
WK Kellogg Company (B)	12,894	231,963
		5,198,497
Household products – 0.3%
Central Garden & Pet Company (A)	1,940	75,272
Central Garden & Pet Company, Class A (A)	10,326	341,274
Energizer Holdings, Inc.	14,166	494,252
Oil-Dri Corp. of America	1,006	88,166
WD-40 Company	2,688	652,324
		1,651,288
Personal care products – 0.2%
Edgewell Personal Care Company	9,372	314,899
Herbalife, Ltd. (A)	20,121	134,609
Interparfums, Inc.	3,608	474,488
Medifast, Inc. (A)	2,248	39,610
Nature's Sunshine Products, Inc. (A)	2,810	41,195
Nu Skin Enterprises, Inc., Class A	10,140	69,865
Olaplex Holdings, Inc. (A)	29,652	51,298
The Honest Company, Inc. (A)	16,318	113,084
USANA Health Sciences, Inc. (A)	2,332	83,695
		1,322,743
Tobacco – 0.1%
Ispire Technology, Inc. (A)(B)	4,253	21,393
Turning Point Brands, Inc.	3,370	202,537
Universal Corp.	4,713	258,461
		482,391
		14,767,213
Energy – 5.0%
Energy equipment and services – 2.0%
Archrock, Inc.	32,620	811,912
Atlas Energy Solutions, Inc. (B)	13,501	299,452
Borr Drilling, Ltd. (A)(B)	47,100	183,690
Bristow Group, Inc. (A)	4,896	167,933
Cactus, Inc., Class A	12,978	757,396
ChampionX Corp.	37,535	1,020,577
Core Laboratories, Inc.	9,478	164,064
DMC Global, Inc. (A)	4,035	29,657
Expro Group Holdings NV (A)	18,881	235,446
Forum Energy Technologies, Inc. (A)	2,774	42,969
Helix Energy Solutions Group, Inc. (A)	28,009	261,044
Helmerich & Payne, Inc.	18,776	601,208
Innovex International, Inc. (A)	7,154	99,941
Kodiak Gas Services, Inc.	5,377	219,543
Liberty Energy, Inc.	31,148	619,534
Nabors Industries, Ltd. (A)	1,885	107,765
Natural Gas Services Group, Inc. (A)	2,245	60,166
Noble Corp. PLC	27,020	848,428
NPK International, Inc. (A)	16,689	128,005
Oceaneering International, Inc. (A)	19,994	521,444
Oil States International, Inc. (A)	12,916	65,355
Patterson-UTI Energy, Inc.	76,763	634,062
ProFrac Holding Corp., Class A (A)(B)	5,027	39,010
ProPetro Holding Corp. (A)	18,225	170,039
Ranger Energy Services, Inc., Class A	3,417	52,895
RPC, Inc.	17,089	101,509
SEACOR Marine Holdings, Inc. (A)	5,291	34,709
Seadrill, Ltd. (A)	13,457	523,881
Select Water Solutions, Inc.	17,899	236,983
Solaris Energy Infrastructure, Inc.	5,002	143,958
TETRA Technologies, Inc. (A)	26,027	93,177
Tidewater, Inc. (A)	9,659	528,444
Transocean, Ltd. (A)(B)	145,894	547,103
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Valaris, Ltd. (A)	12,133	$536,764
		10,888,063
Oil, gas and consumable fuels – 3.0%
Amplify Energy Corp. (A)	7,987	47,922
Ardmore Shipping Corp.	8,207	99,715
Berry Corp.	16,431	67,860
California Resources Corp.	13,691	710,426
Centrus Energy Corp., Class A (A)	2,878	191,704
Clean Energy Fuels Corp. (A)	36,065	90,523
CNX Resources Corp. (A)	28,717	1,053,052
Comstock Resources, Inc. (A)(B)	18,560	338,163
CONSOL Energy, Inc.	5,725	610,743
Crescent Energy Company, Class A	29,350	428,804
CVR Energy, Inc.	6,721	125,952
Delek US Holdings, Inc.	12,657	234,155
DHT Holdings, Inc.	26,804	249,009
Diversified Energy Company PLC	9,551	160,457
Dorian LPG, Ltd.	6,866	167,324
Encore Energy Corp. (A)	36,697	125,137
Energy Fuels, Inc. (A)(B)	37,277	191,231
Evolution Petroleum Corp. (B)	7,327	38,320
Excelerate Energy, Inc., Class A	3,482	105,331
FLEX LNG, Ltd. (New York Stock Exchange) (B)	6,059	138,993
FutureFuel Corp.	5,343	28,264
Golar LNG, Ltd.	19,497	825,113
Granite Ridge Resources, Inc. (B)	11,574	74,768
Green Plains, Inc. (A)	12,882	122,121
Gulfport Energy Corp. (A)	2,535	466,947
Hallador Energy Company (A)(B)	5,262	60,250
HighPeak Energy, Inc. (B)	3,113	45,761
International Seaways, Inc.	8,008	287,808
Kinetik Holdings, Inc.	7,623	432,300
Kosmos Energy, Ltd. (A)	93,354	319,271
Magnolia Oil & Gas Corp., Class A	34,183	799,199
Murphy Oil Corp.	28,414	859,808
NextDecade Corp. (A)	23,469	180,946
Nordic American Tankers, Ltd. (B)	40,852	102,130
Northern Oil and Gas, Inc. (B)	19,333	718,414
Par Pacific Holdings, Inc. (A)	10,881	178,340
PBF Energy, Inc., Class A	20,159	535,221
Peabody Energy Corp.	24,823	519,794
REX American Resources Corp. (A)	3,141	130,948
Riley Exploration Permian, Inc.	2,366	75,523
Ring Energy, Inc. (A)	32,003	43,524
Sable Offshore Corp. (A)	10,139	232,183
SandRidge Energy, Inc.	6,650	77,872
Scorpio Tankers, Inc.	8,707	432,651
SFL Corp., Ltd.	23,923	244,493
Sitio Royalties Corp., Class A	16,566	317,736
SM Energy Company	22,400	868,224
Talos Energy, Inc. (A)	29,622	287,630
Teekay Corp., Ltd.	10,562	73,195
Teekay Tankers, Ltd., Class A	4,668	185,740
Uranium Energy Corp. (A)	78,693	526,456
Ur-Energy, Inc. (A)	71,224	81,908
VAALCO Energy, Inc.	21,180	92,557
Vital Energy, Inc. (A)(B)	5,588	172,781
Vitesse Energy, Inc.	5,093	127,325
W&T Offshore, Inc. (B)	25,063	41,605
World Kinect Corp.	11,244	309,322
		16,052,949
		26,941,012

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 18.1%
Banks – 10.0%
1st Source Corp.	3,598	$210,051
ACNB Corp.	1,611	64,166
Amalgamated Financial Corp.	3,649	122,132
Amerant Bancorp, Inc.	6,292	141,004
Ameris Bancorp	12,742	797,267
Ames National Corp.	2,029	33,336
Arrow Financial Corp.	3,362	96,523
Associated Banc-Corp.	28,762	687,412
Atlantic Union Bankshares Corp.	17,718	671,158
Axos Financial, Inc. (A)	10,660	744,601
Banc of California, Inc.	27,077	418,610
BancFirst Corp.	3,974	465,673
Bank First Corp.	1,890	187,280
Bank of Hawaii Corp.	7,659	545,627
Bank of Marin Bancorp	3,506	83,338
Bank7 Corp.	846	39,474
BankUnited, Inc.	14,478	552,625
Bankwell Financial Group, Inc.	1,386	43,174
Banner Corp.	6,609	441,283
Bar Harbor Bankshares	3,214	98,284
BayCom Corp.	2,460	66,026
BCB Bancorp, Inc.	3,661	43,346
Berkshire Hills Bancorp, Inc.	8,306	236,140
Blue Foundry Bancorp (A)	4,726	46,362
Bridgewater Bancshares, Inc. (A)	4,193	56,647
Brookline Bancorp, Inc.	17,187	202,807
Burke & Herbert Financial Services Corp.	2,662	166,002
Business First Bancshares, Inc.	5,026	129,168
Byline Bancorp, Inc.	6,166	178,814
Cadence Bank	35,763	1,232,035
California BanCorp (A)	4,616	76,349
Camden National Corp.	2,914	124,544
Capital Bancorp, Inc.	2,169	61,817
Capital City Bank Group, Inc.	2,787	102,144
Capitol Federal Financial, Inc.	25,916	153,164
Carter Bankshares, Inc. (A)	4,574	80,457
Cathay General Bancorp	13,531	644,211
Central Pacific Financial Corp.	5,162	149,956
Chemung Financial Corp.	694	33,874
ChoiceOne Financial Services, Inc.	1,730	61,657
Citizens & Northern Corp.	3,018	56,135
Citizens Financial Services, Inc.	964	61,031
City Holding Company	2,809	332,810
Civista Bancshares, Inc.	3,396	71,452
CNB Financial Corp.	3,835	95,338
Coastal Financial Corp. (A)	2,246	190,708
Colony Bankcorp, Inc.	3,580	57,781
Columbia Financial, Inc. (A)(B)	5,924	93,658
Community Financial System, Inc.	10,223	630,555
Community Trust Bancorp, Inc.	3,077	163,173
Community West Bancshares	3,635	70,410
ConnectOne Bancorp, Inc.	7,189	164,700
CrossFirst Bankshares, Inc. (A)	8,722	132,138
Customers Bancorp, Inc. (A)	5,778	281,273
CVB Financial Corp.	26,031	557,324
Dime Community Bancshares, Inc.	7,163	220,155
Eagle Bancorp, Inc.	5,739	149,386
Eastern Bankshares, Inc.	37,823	652,447
Enterprise Bancorp, Inc.	2,095	82,836
Enterprise Financial Services Corp.	7,191	405,572
Equity Bancshares, Inc., Class A	2,868	121,661
Esquire Financial Holdings, Inc.	1,431	113,765
ESSA Bancorp, Inc.	2,030	39,585
Farmers & Merchants Bancorp, Inc.	2,769	81,547
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Farmers National Banc Corp.	7,664	$108,982
FB Financial Corp.	7,200	370,872
Fidelity D&D Bancorp, Inc.	905	44,164
Financial Institutions, Inc.	3,088	84,272
First Bancorp (North Carolina)	7,970	350,441
First Bancorp (Puerto Rico)	31,339	582,592
First Bank	4,101	57,701
First Busey Corp.	10,967	258,492
First Business Financial Services, Inc.	1,580	73,138
First Commonwealth Financial Corp.	19,732	333,865
First Community Bankshares, Inc.	3,231	134,539
First Financial Bancorp	18,494	497,119
First Financial Bankshares, Inc.	25,670	925,404
First Financial Corp.	2,213	102,218
First Financial Northwest, Inc.	1,526	33,114
First Foundation, Inc.	12,729	79,047
First Internet Bancorp	1,581	56,900
First Interstate BancSystem, Inc., Class A	15,219	494,161
First Merchants Corp.	11,281	449,999
First Mid Bancshares, Inc.	4,392	161,713
First Western Financial, Inc. (A)	1,784	34,877
Five Star Bancorp	3,459	104,081
Flagstar Financial, Inc. (B)	50,567	471,790
Flushing Financial Corp.	6,008	85,794
FS Bancorp, Inc.	1,325	54,405
Fulton Financial Corp.	35,028	675,340
FVCBankcorp, Inc. (A)	3,729	46,874
German American Bancorp, Inc.	5,649	227,203
Glacier Bancorp, Inc.	22,400	1,124,928
Great Southern Bancorp, Inc.	1,748	104,356
Greene County Bancorp, Inc.	1,535	42,550
Guaranty Bancshares, Inc.	1,721	59,547
Hancock Whitney Corp.	16,850	922,032
Hanmi Financial Corp.	6,018	142,145
HarborOne Bancorp, Inc.	7,727	91,410
HBT Financial, Inc.	2,750	60,225
Heartland Financial USA, Inc.	8,114	497,429
Heritage Commerce Corp.	11,526	108,114
Heritage Financial Corp.	6,690	163,905
Hilltop Holdings, Inc.	9,098	260,476
Home Bancorp, Inc.	1,258	58,132
Home BancShares, Inc.	35,986	1,018,404
HomeStreet, Inc. (A)	3,986	45,520
HomeTrust Bancshares, Inc.	3,150	106,092
Hope Bancorp, Inc.	22,770	279,843
Horizon Bancorp, Inc.	8,984	144,732
Independent Bank Corp. (Massachusetts)	8,276	531,236
Independent Bank Corp. (Michigan)	4,098	142,733
Independent Bank Group, Inc.	7,104	431,000
International Bancshares Corp.	10,450	660,022
Investar Holding Corp.	1,677	36,827
John Marshall Bancorp, Inc.	2,602	52,248
Kearny Financial Corp.	11,830	83,756
Lakeland Financial Corp.	4,956	340,775
LCNB Corp.	3,271	49,490
LINKBANCORP, Inc.	5,260	39,345
Live Oak Bancshares, Inc.	6,906	273,132
Mercantile Bank Corp.	3,148	140,055
Metrocity Bankshares, Inc.	4,049	129,366
Metropolitan Bank Holding Corp. (A)	2,055	120,012
Mid Penn Bancorp, Inc.	3,022	87,154
Middlefield Banc Corp.	1,576	44,207
Midland States Bancorp, Inc.	4,068	99,259
MidWestOne Financial Group, Inc.	3,410	99,299
MVB Financial Corp.	2,384	49,349

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Bank Holdings Corp., Class A	7,283	$313,606
National Bankshares, Inc.	1,323	37,983
NB Bancorp, Inc. (A)	6,877	124,199
NBT Bancorp, Inc.	9,057	432,562
Nicolet Bankshares, Inc.	2,648	277,802
Northeast Bank	1,343	123,193
Northeast Community Bancorp, Inc.	1,984	48,529
Northfield Bancorp, Inc.	7,602	88,335
Northrim BanCorp, Inc.	1,101	85,812
Northwest Bancshares, Inc.	25,674	338,640
Norwood Financial Corp.	1,550	42,168
Oak Valley Bancorp	1,276	37,323
OceanFirst Financial Corp.	10,839	196,186
OFG Bancorp	8,911	377,114
Old National Bancorp	60,550	1,314,238
Old Second Bancorp, Inc.	8,615	153,175
Orange County Bancorp, Inc.	1,028	57,126
Origin Bancorp, Inc.	6,044	201,205
Orrstown Financial Services, Inc.	3,695	135,274
Pacific Premier Bancorp, Inc.	19,169	477,691
Park National Corp.	2,823	483,947
Parke Bancorp, Inc.	2,333	47,850
Pathward Financial, Inc.	4,883	359,291
PCB Bancorp	2,414	48,859
Peapack-Gladstone Financial Corp.	3,408	109,226
Peoples Bancorp, Inc.	6,743	213,686
Peoples Financial Services Corp.	1,935	99,033
Plumas Bancorp	1,078	50,946
Ponce Financial Group, Inc. (A)	4,015	52,195
Preferred Bank	2,308	199,365
Premier Financial Corp.	7,165	183,209
Primis Financial Corp.	4,958	57,810
Princeton Bancorp, Inc.	1,032	35,532
Provident Bancorp, Inc. (A)	3,613	41,188
Provident Financial Services, Inc.	24,568	463,598
QCR Holdings, Inc.	3,089	249,097
RBB Bancorp	3,353	68,703
Red River Bancshares, Inc.	862	46,531
Renasant Corp.	12,138	433,934
Republic Bancorp, Inc., Class A	1,614	112,770
S&T Bancorp, Inc.	7,452	284,815
Sandy Spring Bancorp, Inc.	8,689	292,906
Seacoast Banking Corp. of Florida	16,823	463,137
ServisFirst Bancshares, Inc.	9,978	845,536
Shore Bancshares, Inc.	6,412	101,630
Sierra Bancorp	2,782	80,455
Simmons First National Corp., Class A	24,455	542,412
SmartFinancial, Inc.	3,497	108,337
South Plains Financial, Inc.	2,463	85,589
Southern First Bancshares, Inc. (A)	1,619	64,355
Southern Missouri Bancorp, Inc.	1,913	109,749
Southern States Bancshares, Inc.	1,510	50,298
Southside Bancshares, Inc.	5,855	185,955
SouthState Corp.	14,724	1,464,744
Stellar Bancorp, Inc.	9,773	277,065
Stock Yards Bancorp, Inc.	5,116	366,357
Texas Capital Bancshares, Inc. (A)	9,018	705,208
The Bancorp, Inc. (A)	9,262	487,459
The Bank of NT Butterfield & Son, Ltd.	8,452	308,921
The First Bancorp, Inc.	2,627	71,848
The First Bancshares, Inc.	6,069	212,415
The First of Long Island Corp.	4,245	49,582
The Hingham Institution for Savings	313	79,546
Third Coast Bancshares, Inc. (A)	2,133	72,415
Timberland Bancorp, Inc.	1,756	53,576
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Tompkins Financial Corp.	2,570	$174,323
Towne Bank	14,294	486,854
TriCo Bancshares	6,501	284,094
Triumph Financial, Inc. (A)	4,397	399,599
Trustmark Corp.	11,869	419,807
UMB Financial Corp.	8,647	975,900
United Bankshares, Inc.	25,603	961,393
United Community Banks, Inc.	23,490	758,962
Unity Bancorp, Inc.	1,398	60,967
Univest Financial Corp.	5,756	169,860
USCB Financial Holdings, Inc.	2,075	36,831
Valley National Bancorp	84,537	765,905
Veritex Holdings, Inc.	10,072	273,556
Virginia National Bankshares Corp.	1,048	40,034
WaFd, Inc.	13,124	423,118
Washington Trust Bancorp, Inc.	3,511	110,070
WesBanco, Inc.	11,638	378,701
West BanCorp, Inc.	3,902	84,478
Westamerica BanCorp	4,895	256,792
WSFS Financial Corp.	11,534	612,801
		53,909,466
Capital markets – 1.8%
AlTi Global, Inc. (A)	7,358	32,449
Artisan Partners Asset Management, Inc., Class A	12,212	525,727
BGC Group, Inc., Class A	71,591	648,614
Brightsphere Investment Group, Inc.	5,331	140,419
Cohen & Steers, Inc.	5,453	503,530
Diamond Hill Investment Group, Inc.	480	74,448
DigitalBridge Group, Inc.	31,690	357,463
Donnelley Financial Solutions, Inc. (A)	5,170	324,314
Forge Global Holdings, Inc. (A)(B)	25,376	23,623
GCM Grosvenor, Inc., Class A	9,313	114,271
Hamilton Lane, Inc., Class A	7,541	1,116,445
Moelis & Company, Class A	13,883	1,025,676
Open Lending Corp. (A)	21,573	128,791
P10, Inc., Class A	8,365	105,483
Patria Investments, Ltd., Class A	10,929	127,104
Perella Weinberg Partners	10,449	249,104
Piper Sandler Companies	3,383	1,014,731
PJT Partners, Inc., Class A	4,545	717,246
Silvercrest Asset Management Group, Inc., Class A	2,623	48,237
StepStone Group, Inc., Class A	12,271	710,245
StoneX Group, Inc. (A)	5,478	536,680
Victory Capital Holdings, Inc., Class A	8,034	525,906
Virtus Investment Partners, Inc.	1,326	292,489
WisdomTree, Inc.	27,800	291,900
		9,634,895
Consumer finance – 1.0%
Atlanticus Holdings Corp. (A)	1,103	61,525
Bread Financial Holdings, Inc.	9,717	593,320
Dave, Inc. (A)	1,585	137,768
Encore Capital Group, Inc. (A)	4,761	227,433
Enova International, Inc. (A)	4,941	473,743
FirstCash Holdings, Inc.	7,580	785,288
Green Dot Corp., Class A (A)	11,130	118,423
LendingClub Corp. (A)	21,812	353,136
LendingTree, Inc. (A)	2,021	78,314
Medallion Financial Corp.	3,881	36,443
MoneyLion, Inc. (A)	1,698	146,045
Navient Corp.	15,580	207,058
Nelnet, Inc., Class A	2,777	296,611
NerdWallet, Inc., Class A (A)	7,149	95,082
PRA Group, Inc. (A)	7,746	161,814

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
PROG Holdings, Inc.	7,936	$335,375
Regional Management Corp.	1,792	60,892
Upstart Holdings, Inc. (A)	15,382	947,070
World Acceptance Corp. (A)	686	77,134
		5,192,474
Financial services – 2.6%
Acacia Research Corp. (A)(B)	8,356	36,265
Alerus Financial Corp.	4,235	81,481
AvidXchange Holdings, Inc. (A)	34,676	358,550
Banco Latinoamericano de Comercio Exterior SA, Class E	5,419	192,754
Burford Capital, Ltd.	39,514	503,804
Cannae Holdings, Inc.	11,758	233,514
Cantaloupe, Inc. (A)	12,016	114,272
Cass Information Systems, Inc.	2,947	120,562
Compass Diversified Holdings	13,680	315,734
Enact Holdings, Inc.	5,671	183,627
Essent Group, Ltd.	20,452	1,113,407
EVERTEC, Inc.	13,003	448,994
Federal Agricultural Mortgage Corp., Class C	1,813	357,070
Flywire Corp., Class A (A)	24,003	494,942
HA Sustainable Infrastructure Capital, Inc. (B)	22,351	599,677
i3 Verticals, Inc., Class A (A)	4,653	107,205
International Money Express, Inc. (A)	6,307	131,375
Jackson Financial, Inc., Class A	14,696	1,279,728
Marqeta, Inc., Class A (A)	93,629	354,854
Merchants Bancorp	3,472	126,624
Mr. Cooper Group, Inc. (A)	12,305	1,181,403
NCR Atleos Corp. (A)	14,265	483,869
NewtekOne, Inc.	4,667	59,598
NMI Holdings, Inc. (A)	15,270	561,325
Onity Group, Inc. (A)	1,328	40,783
PagSeguro Digital, Ltd., Class A (A)	37,050	231,933
Payoneer Global, Inc. (A)	56,698	569,248
Paysafe, Ltd. (A)	6,505	111,236
Paysign, Inc. (A)	7,818	23,610
PennyMac Financial Services, Inc.	5,255	536,746
Priority Technology Holdings, Inc. (A)	3,356	39,433
Radian Group, Inc.	29,726	942,909
Remitly Global, Inc. (A)	29,133	657,532
Repay Holdings Corp. (A)	17,587	134,189
Sezzle, Inc. (A)	460	117,668
StoneCo, Ltd., Class A (A)	56,389	449,420
TrustCo Bank Corp. NY	3,591	119,616
Velocity Financial, Inc. (A)	1,690	33,056
Walker & Dunlop, Inc.	6,366	618,839
Waterstone Financial, Inc.	4,070	54,701
		14,121,553
Insurance – 1.9%
Ambac Financial Group, Inc. (A)	9,104	115,166
American Coastal Insurance Corp. (A)	4,783	64,379
AMERISAFE, Inc.	3,764	193,997
Bowhead Specialty Holdings, Inc. (A)	1,655	58,786
CNO Financial Group, Inc.	20,499	762,768
Crawford & Company, Class A	3,345	38,668
Donegal Group, Inc., Class A	4,269	66,041
Employers Holdings, Inc.	4,707	241,140
Enstar Group, Ltd. (A)	2,450	789,023
F&G Annuities & Life, Inc.	3,746	155,234
Fidelis Insurance Holdings, Ltd.	9,948	180,357
Genworth Financial, Inc. (A)	83,503	583,686
Goosehead Insurance, Inc., Class A (A)	4,444	476,486
Greenlight Capital Re, Ltd., Class A (A)	5,256	73,584
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Hamilton Insurance Group, Ltd., Class B (A)	7,784	$148,130
HCI Group, Inc. (B)	1,632	190,177
Heritage Insurance Holdings, Inc. (A)	4,522	54,716
Hippo Holdings, Inc. (A)(B)	4,107	109,944
Horace Mann Educators Corp.	8,252	323,726
Investors Title Company	294	69,607
James River Group Holdings, Ltd.	6,621	32,244
Lemonade, Inc. (A)	10,332	378,978
Maiden Holdings, Ltd. (A)	20,509	34,660
MBIA, Inc. (A)	9,707	62,707
Mercury General Corp.	5,205	346,028
Oscar Health, Inc., Class A (A)	38,809	521,593
Palomar Holdings, Inc. (A)	4,903	517,708
ProAssurance Corp. (A)	10,331	164,366
Root, Inc., Class A (A)	1,705	123,766
Safety Insurance Group, Inc.	2,938	242,091
Selective Insurance Group, Inc.	12,023	1,124,391
SelectQuote, Inc. (A)	27,238	101,325
SiriusPoint, Ltd. (A)	18,773	307,689
Skyward Specialty Insurance Group, Inc. (A)	7,377	372,834
Stewart Information Services Corp.	5,308	358,237
The Baldwin Insurance Group, Inc. (A)	13,219	512,368
Tiptree, Inc.	5,453	113,750
Trupanion, Inc. (A)(B)	6,540	315,228
United Fire Group, Inc.	4,226	120,230
Universal Insurance Holdings, Inc.	4,717	99,340
		10,545,148
Mortgage real estate investment trusts – 0.8%
Advanced Flower Capital, Inc.	3,708	30,888
AG Mortgage Investment Trust, Inc.	5,366	35,684
Apollo Commercial Real Estate Finance, Inc.	27,837	241,068
Arbor Realty Trust, Inc.	36,150	500,678
Ares Commercial Real Estate Corp.	11,236	66,180
ARMOUR Residential REIT, Inc.	9,405	177,378
Blackstone Mortgage Trust, Inc., Class A	33,793	588,336
BrightSpire Capital, Inc.	26,526	149,607
Chicago Atlantic Real Estate Finance, Inc.	3,423	52,783
Chimera Investment Corp.	15,572	218,008
Claros Mortgage Trust, Inc.	17,843	80,650
Dynex Capital, Inc.	14,225	179,946
Ellington Financial, Inc.	15,374	186,333
Franklin BSP Realty Trust, Inc.	16,072	201,543
Granite Point Mortgage Trust, Inc.	12,503	34,883
Invesco Mortgage Capital, Inc.	9,576	77,087
KKR Real Estate Finance Trust, Inc.	12,339	124,624
Ladder Capital Corp.	22,497	251,741
MFA Financial, Inc.	19,947	203,260
New York Mortgage Trust, Inc.	19,071	115,570
Orchid Island Capital, Inc.	14,657	114,031
PennyMac Mortgage Investment Trust	16,828	211,865
Ready Capital Corp.	31,041	211,700
Redwood Trust, Inc.	26,090	170,368
Seven Hills Realty Trust	2,962	38,743
TPG RE Finance Trust, Inc.	11,817	100,445
Two Harbors Investment Corp.	19,875	235,121
		4,598,520
		98,002,056
Health care – 15.9%
Biotechnology – 8.1%
2seventy bio, Inc. (A)(B)	10,407	30,597
4D Molecular Therapeutics, Inc. (A)	10,076	56,123

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
89bio, Inc. (A)	16,589	$129,726
Absci Corp. (A)(B)	17,059	44,695
ACADIA Pharmaceuticals, Inc. (A)	23,667	434,289
ACELYRIN, Inc. (A)	15,486	48,626
Achieve Life Sciences, Inc. (A)(B)	7,909	27,840
ADC Therapeutics SA (A)	16,063	31,965
ADMA Biologics, Inc. (A)	44,377	761,066
Aduro Biotech, Inc. (A)(C)	4,010	5,618
Adverum Biotechnologies, Inc. (A)	4,519	21,104
Agios Pharmaceuticals, Inc. (A)	11,178	367,309
Akebia Therapeutics, Inc. (A)(B)	42,127	80,041
Akero Therapeutics, Inc. (A)	13,604	378,463
Albireo Pharma, Inc. (A)(C)	3,774	8,114
Aldeyra Therapeutics, Inc. (A)	10,677	53,278
Alector, Inc. (A)	17,502	33,079
Alkermes PLC (A)	31,737	912,756
Allogene Therapeutics, Inc. (A)(B)	27,181	57,896
Altimmune, Inc. (A)(B)	14,356	103,507
Amicus Therapeutics, Inc. (A)	58,496	551,032
AnaptysBio, Inc. (A)	4,251	56,283
Anavex Life Sciences Corp. (A)(B)	15,213	163,388
Anika Therapeutics, Inc. (A)	2,895	47,652
Annexon, Inc. (A)	19,238	98,691
Apogee Therapeutics, Inc. (A)(B)	7,517	340,520
Arbutus Biopharma Corp. (A)	30,143	98,568
Arcellx, Inc. (A)	8,529	654,089
Arcturus Therapeutics Holdings, Inc. (A)(B)	4,682	79,454
Arcus Biosciences, Inc. (A)	11,094	165,190
Arcutis Biotherapeutics, Inc. (A)	21,297	296,667
Ardelyx, Inc. (A)	46,573	236,125
ArriVent Biopharma, Inc. (A)(B)	5,804	154,619
Arrowhead Pharmaceuticals, Inc. (A)	23,884	449,019
ARS Pharmaceuticals, Inc. (A)	10,108	106,639
Artiva Biotherapeutics, Inc. (A)	3,176	32,014
Astria Therapeutics, Inc. (A)	9,398	84,018
Atossa Therapeutics, Inc. (A)(B)	27,311	25,784
Aura Biosciences, Inc. (A)(B)	10,517	86,450
Aurinia Pharmaceuticals, Inc. (A)	26,962	242,119
Avid Bioservices, Inc. (A)	12,770	157,710
Avidity Biosciences, Inc. (A)	21,636	629,175
Avita Medical, Inc. (A)(B)	5,436	69,581
Beam Therapeutics, Inc. (A)	15,274	378,795
Bicara Therapeutics, Inc. (A)	3,739	65,133
BioCryst Pharmaceuticals, Inc. (A)	41,537	312,358
Biohaven, Ltd. (A)	16,788	627,032
Biomea Fusion, Inc. (A)	5,772	22,395
Blueprint Medicines Corp. (A)	12,526	1,092,518
Bridgebio Pharma, Inc. (A)	27,825	763,518
C4 Therapeutics, Inc. (A)	12,197	43,909
Cabaletta Bio, Inc. (A)	8,848	20,085
Candel Therapeutics, Inc. (A)	4,251	36,899
Capricor Therapeutics, Inc. (A)	7,107	98,077
Cardiff Oncology, Inc. (A)	7,957	34,533
CareDx, Inc. (A)	10,053	215,235
Cargo Therapeutics, Inc. (A)	6,992	100,825
Caribou Biosciences, Inc. (A)(B)	19,533	31,057
Cartesian Therapeutics, Inc. (A)	2,030	36,357
Catalyst Pharmaceuticals, Inc. (A)	22,053	460,246
Celcuity, Inc. (A)	6,214	81,341
Celldex Therapeutics, Inc. (A)	12,986	328,156
CG Oncology, Inc. (A)	9,443	270,825
Chinook Therapeutics, Inc. (A)(C)	12,035	4,694
Cogent Biosciences, Inc. (A)	18,895	147,381
Coherus Biosciences, Inc. (A)(B)	21,551	29,740
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Compass Therapeutics, Inc. (A)	22,819	$33,088
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	2,248	26,526
Crinetics Pharmaceuticals, Inc. (A)	16,973	867,829
Cullinan Therapeutics, Inc. (A)	10,421	126,928
Cytokinetics, Inc. (A)	22,580	1,062,163
Day One Biopharmaceuticals, Inc. (A)	10,828	137,191
Denali Therapeutics, Inc. (A)	25,012	509,745
Design Therapeutics, Inc. (A)	6,908	42,622
Dianthus Therapeutics, Inc. (A)	4,854	105,817
Disc Medicine, Inc. (A)	3,967	251,508
Dynavax Technologies Corp. (A)	26,548	339,018
Dyne Therapeutics, Inc. (A)	16,157	380,659
Editas Medicine, Inc. (A)	17,790	22,593
Enanta Pharmaceuticals, Inc. (A)	4,492	25,829
Entrada Therapeutics, Inc. (A)	5,102	88,214
Erasca, Inc. (A)	36,779	92,315
Fate Therapeutics, Inc. (A)	20,995	34,642
Fibrobiologics, Inc. (A)(B)	5,825	11,650
Foghorn Therapeutics, Inc. (A)	5,626	26,555
Geron Corp. (A)	115,413	408,562
Halozyme Therapeutics, Inc. (A)	24,584	1,175,361
Heron Therapeutics, Inc. (A)(B)	23,974	36,680
Humacyte, Inc. (A)(B)	17,967	90,733
Icosavax, Inc. (A)(C)	6,029	1,869
Ideaya Biosciences, Inc. (A)	16,546	425,232
IGM Biosciences, Inc. (A)(B)	3,136	19,161
ImmunityBio, Inc. (A)(B)	28,415	72,742
Immunome, Inc. (A)	10,464	111,128
Immunovant, Inc. (A)	11,701	289,834
Inhibrx Biosciences, Inc. (A)	2,566	39,516
Inhibrx, Inc. (A)(C)	6,820	4,297
Inozyme Pharma, Inc. (A)(B)	11,096	30,736
Insmed, Inc. (A)	33,650	2,323,196
Intellia Therapeutics, Inc. (A)	19,643	229,037
Iovance Biotherapeutics, Inc. (A)(B)	53,632	396,877
Ironwood Pharmaceuticals, Inc. (A)	29,230	129,489
iTeos Therapeutics, Inc. (A)	5,765	44,275
Janux Therapeutics, Inc. (A)	5,547	296,986
Jasper Therapeutics, Inc. (A)	2,367	50,606
KalVista Pharmaceuticals, Inc. (A)	7,891	66,837
Keros Therapeutics, Inc. (A)	5,987	94,774
Kiniksa Pharmaceuticals International PLC (A)(B)	7,719	152,682
Kodiak Sciences, Inc. (A)	6,324	62,924
Korro Bio, Inc. (A)	1,246	47,435
Krystal Biotech, Inc. (A)	4,899	767,477
Kura Oncology, Inc. (A)	14,816	129,047
Kymera Therapeutics, Inc. (A)	9,054	364,242
Larimar Therapeutics, Inc. (A)	8,758	33,893
LENZ Therapeutics, Inc. (B)	2,607	75,264
Lexeo Therapeutics, Inc. (A)(B)	4,979	32,762
Lexicon Pharmaceuticals, Inc. (A)(B)	25,211	18,618
Lyell Immunopharma, Inc. (A)	33,457	21,412
MacroGenics, Inc. (A)	13,104	42,588
Madrigal Pharmaceuticals, Inc. (A)(B)	3,514	1,084,315
MannKind Corp. (A)	53,453	343,703
MeiraGTx Holdings PLC (A)	9,248	56,320
Merrimack Pharmaceuticals, Inc. (A)(C)	2,411	72
Mersana Therapeutics, Inc. (A)	24,453	34,968
MiMedx Group, Inc. (A)	23,821	229,158
Mineralys Therapeutics, Inc. (A)	6,457	79,486
Mirum Pharmaceuticals, Inc. (A)	7,993	330,511
Monte Rosa Therapeutics, Inc. (A)(B)	8,582	59,559
Myriad Genetics, Inc. (A)	17,903	245,450

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Neurogene, Inc. (A)	2,126	$48,600
Nkarta, Inc. (A)	10,990	27,365
Novavax, Inc. (A)(B)	30,151	242,414
Nurix Therapeutics, Inc. (A)	13,613	256,469
Nuvalent, Inc., Class A (A)	6,864	537,314
Ocugen, Inc. (A)(B)	52,497	42,260
Olema Pharmaceuticals, Inc. (A)	8,251	48,103
Organogenesis Holdings, Inc. (A)	15,269	48,861
ORIC Pharmaceuticals, Inc. (A)	12,772	103,070
PDL BioPharma, Inc. (A)(B)(C)	28,581	17,149
Perspective Therapeutics, Inc. (A)	10,813	34,493
Poseida Therapeutics, Inc. (A)	13,765	132,144
Praxis Precision Medicines, Inc. (A)	3,416	262,895
Prime Medicine, Inc. (A)(B)	12,335	36,018
ProKidney Corp. (A)	21,691	36,658
Protagonist Therapeutics, Inc. (A)	11,593	447,490
Prothena Corp. PLC (A)	8,827	122,254
PTC Therapeutics, Inc. (A)	15,095	681,388
Radius Health, Inc. (A)(C)	9,985	799
Recursion Pharmaceuticals, Inc., Class A (A)(B)	48,628	328,725
REGENXBIO, Inc. (A)	9,717	75,112
Relay Therapeutics, Inc. (A)	23,431	96,536
Renovaro, Inc. (A)	23,019	19,232
Replimune Group, Inc. (A)	12,329	149,304
REVOLUTION Medicines, Inc. (A)	32,627	1,427,105
Rhythm Pharmaceuticals, Inc. (A)	10,832	606,375
Rigel Pharmaceuticals, Inc. (A)	3,520	59,206
Rocket Pharmaceuticals, Inc. (A)	13,468	169,293
Sage Therapeutics, Inc. (A)	11,377	61,777
Sana Biotechnology, Inc. (A)(B)	27,082	44,144
Savara, Inc. (A)	23,859	73,247
Scholar Rock Holding Corp. (A)	15,161	655,258
Sera Prognostics, Inc., Class A (A)	6,027	49,060
Soleno Therapeutics, Inc. (A)	4,932	221,693
Solid Biosciences, Inc. (A)	4,860	19,440
SpringWorks Therapeutics, Inc. (A)	13,714	495,487
Spyre Therapeutics, Inc. (A)	6,923	161,167
Stoke Therapeutics, Inc. (A)	7,271	80,199
Summit Therapeutics, Inc. (A)(B)	17,939	320,121
Sutro Biopharma, Inc. (A)	17,644	32,465
Syndax Pharmaceuticals, Inc. (A)	16,773	221,739
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Tango Therapeutics, Inc. (A)	9,886	30,548
Taysha Gene Therapies, Inc. (A)	33,998	58,817
TG Therapeutics, Inc. (A)	27,471	826,877
Tourmaline Bio, Inc. (A)	4,710	95,519
Travere Therapeutics, Inc. (A)	15,097	262,990
TScan Therapeutics, Inc. (A)	8,086	24,581
Twist Bioscience Corp. (A)	11,503	534,544
Tyra Biosciences, Inc. (A)(B)	4,332	60,215
Upstream Bio, Inc. (A)	3,293	54,137
UroGen Pharma, Ltd. (A)(B)	7,414	78,959
Vanda Pharmaceuticals, Inc. (A)	12,361	59,209
Vaxcyte, Inc. (A)	24,230	1,983,468
Vera Therapeutics, Inc. (A)	8,637	365,259
Veracyte, Inc. (A)	15,235	603,306
Verastem, Inc. (A)(B)	7,621	39,401
Vericel Corp. (A)	9,715	533,451
Verve Therapeutics, Inc. (A)	14,758	83,235
Vir Biotechnology, Inc. (A)	18,519	135,929
Viridian Therapeutics, Inc. (A)	14,174	271,716
Voyager Therapeutics, Inc. (A)	9,725	55,141
XBiotech, Inc. (A)(B)	4,532	17,901
Xencor, Inc. (A)	12,906	296,580
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
XOMA Royalty Corp. (A)	1,759	$46,227
Y-mAbs Therapeutics, Inc. (A)	7,506	58,772
Zenas Biopharma, Inc. (A)	2,979	24,398
Zentalis Pharmaceuticals, Inc. (A)	12,812	38,820
Zura Bio, Ltd. (A)	9,834	24,585
Zymeworks, Inc. (A)	11,463	167,818
		43,671,759
Health care equipment and supplies – 2.9%
Accuray, Inc. (A)	22,294	44,142
Alphatec Holdings, Inc. (A)	20,641	189,484
AngioDynamics, Inc. (A)	8,623	78,987
Artivion, Inc. (A)	8,010	229,006
AtriCure, Inc. (A)	9,512	290,687
Avanos Medical, Inc. (A)	8,974	142,866
Axogen, Inc. (A)	8,526	140,508
Bioventus, Inc., Class A (A)	7,729	81,155
Cerus Corp. (A)	38,693	59,587
CONMED Corp.	6,104	417,758
CVRx, Inc. (A)	2,569	32,549
Embecta Corp.	11,514	237,764
Glaukos Corp. (A)	9,627	1,443,472
Haemonetics Corp. (A)	9,904	773,304
ICU Medical, Inc. (A)	4,229	656,214
Inari Medical, Inc. (A)	10,523	537,199
Inmode, Ltd. (A)	14,178	236,773
Inogen, Inc. (A)	5,173	47,436
Integer Holdings Corp. (A)	6,560	869,331
Integra LifeSciences Holdings Corp. (A)	13,634	309,219
iRadimed Corp.	1,700	93,500
iRhythm Technologies, Inc. (A)	6,200	559,054
Lantheus Holdings, Inc. (A)	13,551	1,212,272
LeMaitre Vascular, Inc.	4,032	371,508
LivaNova PLC (A)	10,788	499,592
Merit Medical Systems, Inc. (A)	11,267	1,089,744
Neogen Corp. (A)	43,384	526,682
NeuroPace, Inc. (A)	2,641	29,553
Nevro Corp. (A)	7,866	29,262
Novocure, Ltd. (A)	21,053	627,379
Omnicell, Inc. (A)	9,107	405,444
OraSure Technologies, Inc. (A)	15,329	55,338
Orthofix Medical, Inc. (A)	6,925	120,911
OrthoPediatrics Corp. (A)	3,432	79,554
Paragon 28, Inc. (A)(B)	9,744	100,656
PROCEPT BioRobotics Corp. (A)	8,647	696,256
Pulmonx Corp. (A)	8,218	55,800
Pulse Biosciences, Inc. (A)(B)	3,732	64,974
RxSight, Inc. (A)	7,109	244,407
Semler Scientific, Inc. (A)	888	47,952
SI-BONE, Inc. (A)	8,397	117,726
Sight Sciences, Inc. (A)	7,410	26,972
STAAR Surgical Company (A)	9,851	239,281
Surmodics, Inc. (A)	2,791	110,524
Tactile Systems Technology, Inc. (A)	4,824	82,635
Tandem Diabetes Care, Inc. (A)	12,915	465,198
TransMedics Group, Inc. (A)	6,392	398,541
Treace Medical Concepts, Inc. (A)	10,567	78,618
UFP Technologies, Inc. (A)	1,445	353,317
Utah Medical Products, Inc.	686	42,168
Varex Imaging Corp. (A)	7,568	110,417
Zimvie, Inc. (A)	5,544	77,339
		15,830,015
Health care providers and services – 2.6%
Accolade, Inc. (A)	15,387	52,624
AdaptHealth Corp. (A)	20,425	194,446
Addus HomeCare Corp. (A)	3,413	427,820

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
agilon health, Inc. (A)(B)	61,946	$117,697
Alignment Healthcare, Inc. (A)	20,272	228,060
AMN Healthcare Services, Inc. (A)	7,550	180,596
Ardent Health Partners, Inc. (A)	2,643	45,142
Astrana Health, Inc. (A)	8,623	271,883
Aveanna Healthcare Holdings, Inc. (A)	10,667	48,748
BrightSpring Health Services, Inc. (A)(B)	10,702	182,255
Brookdale Senior Living, Inc. (A)	38,470	193,504
Castle Biosciences, Inc. (A)	5,238	139,593
Community Health Systems, Inc. (A)	26,034	77,842
Concentra Group Holdings Parent, Inc.	21,809	431,382
CorVel Corp. (A)	5,241	583,114
Cross Country Healthcare, Inc. (A)	6,835	124,124
DocGo, Inc. (A)(B)	21,015	89,104
Enhabit, Inc. (A)	10,206	79,709
Fulgent Genetics, Inc. (A)(B)	4,290	79,236
GeneDx Holdings Corp. (A)	2,485	190,997
Guardant Health, Inc. (A)	23,308	712,059
HealthEquity, Inc. (A)	16,700	1,602,365
Hims & Hers Health, Inc. (A)	37,305	902,035
LifeStance Health Group, Inc. (A)	28,111	207,178
ModivCare, Inc. (A)	2,311	27,362
Nano-X Imaging, Ltd. (A)(B)	11,184	80,525
National HealthCare Corp.	2,446	263,092
National Research Corp.	3,492	61,599
NeoGenomics, Inc. (A)	25,240	415,955
OPKO Health, Inc. (A)(B)	68,517	100,720
Option Care Health, Inc. (A)	33,844	785,181
Owens & Minor, Inc. (A)	15,105	197,422
PACS Group, Inc. (A)	7,921	103,844
Patterson Companies, Inc.	15,600	481,416
Pediatrix Medical Group, Inc. (A)	17,073	223,998
Performant Healthcare, Inc. (A)	15,257	46,076
Privia Health Group, Inc. (A)	20,390	398,625
Progyny, Inc. (A)	16,491	284,470
RadNet, Inc. (A)	13,024	909,596
Select Medical Holdings Corp.	21,243	400,431
Surgery Partners, Inc. (A)	15,341	324,769
Talkspace, Inc. (A)	24,979	77,185
The Ensign Group, Inc.	10,855	1,442,195
The Pennant Group, Inc. (A)	5,880	155,938
US Physical Therapy, Inc.	3,002	266,307
Viemed Healthcare, Inc. (A)	7,418	59,492
		14,267,711
Health care technology – 0.3%
Definitive Healthcare Corp. (A)	11,527	47,376
Evolent Health, Inc., Class A (A)	22,998	258,728
Health Catalyst, Inc. (A)	12,232	86,480
HealthStream, Inc.	5,041	160,304
LifeMD, Inc. (A)(B)	7,169	35,487
Phreesia, Inc. (A)	11,044	277,867
Schrodinger, Inc. (A)	11,206	216,164
Simulations Plus, Inc.	3,321	92,623
Teladoc Health, Inc. (A)	34,040	309,424
Waystar Holding Corp. (A)	8,602	315,693
		1,800,146
Life sciences tools and services – 0.3%
Adaptive Biotechnologies Corp. (A)	23,917	143,382
BioLife Solutions, Inc. (A)	7,221	187,457
ChromaDex Corp. (A)	10,129	53,734
Codexis, Inc. (A)	15,434	73,620
CryoPort, Inc. (A)	9,305	72,393
Cytek Biosciences, Inc. (A)	24,771	160,764
Lifecore Biomedical, Inc. (A)	4,087	30,366
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Maravai LifeSciences Holdings, Inc., Class A (A)	22,690	$123,661
MaxCyte, Inc. (A)	22,404	93,201
Mesa Laboratories, Inc.	1,066	140,573
Nautilus Biotechnology, Inc. (A)	12,170	20,446
OmniAb, Inc. (A)	20,516	72,627
OmniAb, Inc., $12.50 Earnout Shares (A)	1,176	2,413
OmniAb, Inc., $15.00 Earnout Shares (A)	1,176	2,114
Pacific Biosciences of California, Inc. (A)(B)	56,314	103,055
Quanterix Corp. (A)	7,443	79,119
Quantum-Si, Inc. (A)(B)	19,497	52,642
Standard BioTools, Inc. (A)	61,063	106,860
		1,518,427
Pharmaceuticals – 1.7%
Alto Neuroscience, Inc. (A)	4,474	18,925
Alumis, Inc. (A)(B)	3,090	24,287
Amneal Pharmaceuticals, Inc. (A)	31,809	251,927
Amphastar Pharmaceuticals, Inc. (A)	7,681	285,196
ANI Pharmaceuticals, Inc. (A)	3,717	205,476
Aquestive Therapeutics, Inc. (A)(B)	15,303	54,479
Arvinas, Inc. (A)	12,947	248,194
Atea Pharmaceuticals, Inc. (A)	18,345	61,456
Avadel Pharmaceuticals PLC (A)	18,589	195,370
Axsome Therapeutics, Inc. (A)	7,263	614,522
Biote Corp., Class A (A)	5,917	36,567
Cassava Sciences, Inc. (A)(B)	8,209	19,373
CinCor Pharma, Inc. (A)(C)	5,189	15,878
Collegium Pharmaceutical, Inc. (A)	6,463	185,165
Corcept Therapeutics, Inc. (A)	15,901	801,251
CorMedix, Inc. (A)	12,199	98,812
Edgewise Therapeutics, Inc. (A)	14,364	383,519
Enliven Therapeutics, Inc. (A)(B)	7,141	160,673
Esperion Therapeutics, Inc. (A)	37,989	83,576
Evolus, Inc. (A)	11,352	125,326
EyePoint Pharmaceuticals, Inc. (A)	12,653	94,265
Fulcrum Therapeutics, Inc. (A)	12,869	60,484
Harmony Biosciences Holdings, Inc. (A)	7,039	242,212
Harrow, Inc. (A)	6,063	203,414
Innoviva, Inc. (A)	10,670	185,125
Ligand Pharmaceuticals, Inc. (A)	3,402	364,524
Liquidia Corp. (A)	12,037	141,555
MBX Biosciences, Inc. (A)	2,114	38,961
MediWound, Ltd. (A)(B)	1,781	31,702
Mind Medicine MindMed, Inc. (A)(B)	15,518	108,005
Nektar Therapeutics (A)	37,354	34,739
Neumora Therapeutics, Inc. (A)(B)	17,147	181,758
Nuvation Bio, Inc. (A)	37,202	98,957
Ocular Therapeutix, Inc. (A)	30,891	263,809
Omeros Corp. (A)(B)	11,172	110,379
Pacira BioSciences, Inc. (A)	9,323	175,645
Phathom Pharmaceuticals, Inc. (A)	7,668	62,264
Phibro Animal Health Corp., Class A	4,257	89,397
Pliant Therapeutics, Inc. (A)	11,886	156,539
Prestige Consumer Healthcare, Inc. (A)	9,706	757,942
Rapport Therapeutics, Inc. (A)	2,003	35,533
Revance Therapeutics, Inc. (A)	22,157	67,357
Scilex Holding Company (A)	11,186	4,770
scPharmaceuticals, Inc. (A)(B)	7,681	27,191
Septerna, Inc. (A)	3,385	77,517
SIGA Technologies, Inc.	9,427	56,656
Supernus Pharmaceuticals, Inc. (A)	9,990	361,238
Tarsus Pharmaceuticals, Inc. (A)	7,306	404,533
Terns Pharmaceuticals, Inc. (A)	13,641	75,571
Theravance Biopharma, Inc. (A)	8,516	80,136

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Third Harmonic Bio, Inc. (A)	4,438	$45,667
Trevi Therapeutics, Inc. (A)	12,961	53,399
Ventyx Biosciences, Inc. (A)	12,886	28,220
WaVe Life Sciences, Ltd. (A)	17,893	221,336
Xeris Biopharma Holdings, Inc. (A)	28,985	98,259
Zevra Therapeutics, Inc. (A)(B)	10,067	83,959
		8,992,990
		86,081,048
Industrials – 17.2%
Aerospace and defense – 1.4%
AAR Corp. (A)	6,833	418,726
AeroVironment, Inc. (A)	5,413	833,007
AerSale Corp. (A)(B)	7,242	45,625
Archer Aviation, Inc., Class A (A)	46,120	449,670
Astronics Corp. (A)	5,829	93,031
Byrna Technologies, Inc. (A)(B)	3,455	99,539
Cadre Holdings, Inc. (B)	5,281	170,576
Ducommun, Inc. (A)	2,720	173,155
Eve Holding, Inc. (A)	9,662	52,561
Intuitive Machines, Inc. (A)(B)	5,906	107,253
Kratos Defense & Security Solutions, Inc. (A)	29,145	768,845
Leonardo DRS, Inc. (A)	14,647	473,245
Mercury Systems, Inc. (A)	10,312	433,104
Moog, Inc., Class A	5,523	1,087,147
National Presto Industries, Inc.	1,061	104,424
Park Aerospace Corp.	4,312	63,171
Redwire Corp. (A)(B)	4,679	77,016
Rocket Lab USA, Inc. (A)(B)	68,386	1,741,791
Triumph Group, Inc. (A)	14,578	272,025
V2X, Inc. (A)	2,586	123,688
Virgin Galactic Holdings, Inc. (A)(B)	4,958	29,153
		7,616,752
Air freight and logistics – 0.2%
Air Transport Services Group, Inc. (A)	10,242	225,119
Forward Air Corp. (A)(B)	5,051	162,895
Hub Group, Inc., Class A	11,607	517,208
Radiant Logistics, Inc. (A)	7,208	48,294
		953,516
Building products – 1.4%
American Woodmark Corp. (A)	3,043	242,010
Apogee Enterprises, Inc.	4,320	308,491
AZZ, Inc.	5,790	474,317
CSW Industrials, Inc.	3,251	1,146,953
Gibraltar Industries, Inc. (A)	6,053	356,522
Griffon Corp.	7,335	522,765
Insteel Industries, Inc.	3,981	107,527
Janus International Group, Inc. (A)	28,355	208,409
JELD-WEN Holding, Inc. (A)	17,459	142,989
Masterbrand, Inc. (A)	24,935	364,300
Quanex Building Products Corp.	9,157	221,966
Resideo Technologies, Inc. (A)	28,518	657,340
Tecnoglass, Inc.	4,430	351,388
UFP Industries, Inc.	11,861	1,336,142
Zurn Elkay Water Solutions Corp.	28,305	1,055,777
		7,496,896
Commercial services and supplies – 1.8%
ABM Industries, Inc.	12,366	632,892
ACCO Brands Corp.	18,479	97,015
ACV Auctions, Inc., Class A (A)	29,158	629,813
Aris Water Solutions, Inc., Class A	5,297	126,863
BrightView Holdings, Inc. (A)	11,386	182,062
Casella Waste Systems, Inc., Class A (A)	12,131	1,283,581
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
CECO Environmental Corp. (A)	5,874	$177,571
Cimpress PLC (A)	3,368	241,553
CoreCivic, Inc. (A)	21,512	467,671
Deluxe Corp.	8,546	193,054
Driven Brands Holdings, Inc. (A)	12,382	199,845
Ennis, Inc.	5,227	110,237
Enviri Corp. (A)	16,043	123,531
Healthcare Services Group, Inc. (A)	14,923	173,331
HNI Corp.	9,278	467,333
Interface, Inc.	11,244	273,791
LanzaTech Global, Inc. (A)	23,190	31,770
Liquidity Services, Inc. (A)	4,404	142,205
Matthews International Corp., Class A	6,056	167,630
MillerKnoll, Inc.	13,776	311,200
Montrose Environmental Group, Inc. (A)	6,413	118,961
OPENLANE, Inc. (A)	21,363	423,842
Perma-Fix Environmental Services, Inc. (A)	3,125	34,594
Pitney Bowes, Inc.	32,337	234,120
Quad/Graphics, Inc.	6,534	45,542
Quest Resource Holding Corp. (A)(B)	4,142	26,923
Steelcase, Inc., Class A	18,041	213,245
The Brink's Company	8,719	808,862
The GEO Group, Inc. (A)	24,819	694,436
UniFirst Corp.	2,961	506,597
Viad Corp. (A)	4,140	175,991
Virco Manufacturing Corp.	2,230	22,858
VSE Corp.	3,147	299,280
		9,638,199
Construction and engineering – 1.7%
Ameresco, Inc., Class A (A)	6,503	152,690
Arcosa, Inc.	9,485	917,579
Argan, Inc.	2,503	343,011
Bowman Consulting Group, Ltd. (A)	2,767	69,037
Centuri Holdings, Inc. (A)	3,143	60,691
Concrete Pumping Holdings, Inc. (A)	5,966	39,734
Construction Partners, Inc., Class A (A)	8,436	746,249
Dycom Industries, Inc. (A)	5,586	972,299
Fluor Corp. (A)	33,527	1,653,552
Granite Construction, Inc.	8,579	752,464
Great Lakes Dredge & Dock Corp. (A)	13,064	147,493
IES Holdings, Inc. (A)	1,623	326,158
Limbach Holdings, Inc. (A)	2,023	173,047
Matrix Service Company (A)	5,477	65,560
MYR Group, Inc. (A)	3,177	472,642
Northwest Pipe Company (A)	1,881	90,777
Orion Group Holdings, Inc. (A)	6,473	47,447
Primoris Services Corp.	10,400	794,560
Sterling Infrastructure, Inc. (A)	5,858	986,780
Tutor Perini Corp. (A)	8,559	207,128
		9,018,898
Electrical equipment – 1.3%
Allient, Inc.	3,064	74,394
American Superconductor Corp. (A)	6,893	169,775
Array Technologies, Inc. (A)(B)	30,514	184,305
Atkore, Inc.	7,082	590,993
Blink Charging Company (A)	20,152	28,011
Bloom Energy Corp., Class A (A)	39,627	880,116
ChargePoint Holdings, Inc. (A)(B)	81,172	86,854
Energy Vault Holdings, Inc. (A)	20,513	46,770
EnerSys	7,946	734,449
Enovix Corp. (A)(B)	32,230	350,340
Fluence Energy, Inc. (A)(B)	12,228	194,181
Freyr Battery, Inc. (A)	21,850	56,373
FuelCell Energy, Inc. (A)(B)	3,676	33,231

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
GrafTech International, Ltd. (A)(B)	52,977	$91,650
LSI Industries, Inc.	5,825	113,122
NANO Nuclear Energy, Inc. (A)(B)	857	21,335
Net Power, Inc. (A)(B)	4,615	48,873
NEXTracker, Inc., Class A (A)	28,447	1,039,169
NuScale Power Corp. (A)	16,562	296,957
Plug Power, Inc. (A)	156,567	333,488
Powell Industries, Inc. (B)	1,849	409,831
Preformed Line Products Company	523	66,834
Shoals Technologies Group, Inc., Class A (A)	34,042	188,252
SunPower Corp. (A)(C)	18,631	2
Sunrun, Inc. (A)(B)	43,501	402,384
Thermon Group Holdings, Inc. (A)	6,862	197,420
Vicor Corp. (A)	4,578	221,209
		6,860,318
Ground transportation – 0.4%
ArcBest Corp.	4,665	435,338
Covenant Logistics Group, Inc.	1,594	86,889
FTAI Infrastructure, Inc.	20,557	149,244
Heartland Express, Inc.	9,399	105,457
Hertz Global Holdings, Inc. (A)(B)	25,561	93,553
Marten Transport, Ltd.	12,190	190,286
Proficient Auto Logistics, Inc. (A)	3,177	25,638
RXO, Inc. (A)	30,307	722,519
Universal Logistics Holdings, Inc.	1,420	65,235
Werner Enterprises, Inc.	12,206	438,440
		2,312,599
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A	5,015	121,664
Machinery – 3.8%
3D Systems Corp. (A)	26,600	87,248
Alamo Group, Inc.	1,983	368,660
Albany International Corp., Class A	6,141	491,096
Astec Industries, Inc.	4,574	153,686
Atmus Filtration Technologies, Inc.	16,317	639,300
Barnes Group, Inc.	9,102	430,161
Blue Bird Corp. (A)	6,302	243,446
Chart Industries, Inc. (A)	8,432	1,609,163
Columbus McKinnon Corp.	5,597	208,432
Douglas Dynamics, Inc.	4,639	109,620
Energy Recovery, Inc. (A)	11,601	170,535
Enerpac Tool Group Corp.	10,644	437,362
Enpro, Inc.	4,112	709,114
ESCO Technologies, Inc.	5,115	681,369
Federal Signal Corp.	11,723	1,083,088
Franklin Electric Company, Inc.	8,876	864,966
Gencor Industries, Inc. (A)	2,160	38,124
Graham Corp. (A)	2,012	89,474
Helios Technologies, Inc.	6,601	294,669
Hillenbrand, Inc.	13,986	430,489
Hillman Solutions Corp. (A)	38,098	371,075
Hyliion Holdings Corp. (A)	28,498	74,380
Hyster-Yale, Inc.	2,242	114,185
John Bean Technologies Corp.	6,247	793,994
Kadant, Inc.	2,297	792,442
Kennametal, Inc.	15,133	363,495
LB Foster Company, Class A (A)	1,803	48,501
Lindsay Corp.	2,158	255,313
Luxfer Holdings PLC	5,572	72,937
Mayville Engineering Company, Inc. (A)	2,738	43,041
Miller Industries, Inc.	2,081	136,014
Mueller Industries, Inc.	21,894	1,737,508
Mueller Water Products, Inc., Class A	30,585	688,163
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
NN, Inc. (A)	10,626	$34,747
Omega Flex, Inc.	861	36,136
Park-Ohio Holdings Corp.	1,747	45,894
Proto Labs, Inc. (A)	4,984	194,825
REV Group, Inc.	9,991	318,413
SPX Technologies, Inc. (A)	8,800	1,280,576
Standex International Corp.	2,283	426,898
Taylor Devices, Inc. (A)	527	21,934
Tennant Company	3,701	301,743
Terex Corp.	12,963	599,150
The Eastern Company	1,125	29,858
The Gorman-Rupp Company	4,167	158,013
The Greenbrier Companies, Inc.	6,013	366,733
The Manitowoc Company, Inc. (A)	6,903	63,024
The Shyft Group, Inc.	6,996	82,133
Titan International, Inc. (A)	10,207	69,306
Trinity Industries, Inc.	16,111	565,496
Twin Disc, Inc.	2,750	32,313
Wabash National Corp.	8,795	150,658
Watts Water Technologies, Inc., Class A	5,347	1,087,045
		20,495,945
Marine transportation – 0.3%
Costamare, Inc.	8,282	106,424
Genco Shipping & Trading, Ltd.	8,327	116,078
Golden Ocean Group, Ltd.	24,243	217,217
Himalaya Shipping, Ltd. (A)	6,860	33,340
Matson, Inc.	6,435	867,695
Pangaea Logistics Solutions, Ltd.	6,552	35,119
Safe Bulkers, Inc.	12,311	43,950
		1,419,823
Passenger airlines – 0.4%
Allegiant Travel Company	2,928	275,583
Blade Air Mobility, Inc. (A)	12,076	51,323
Frontier Group Holdings, Inc. (A)(B)	8,783	62,447
JetBlue Airways Corp. (A)(B)	61,490	483,311
Joby Aviation, Inc. (A)	84,283	685,221
SkyWest, Inc. (A)	7,682	769,199
Sun Country Airlines Holdings, Inc. (A)	7,754	113,053
Wheels Up Experience, Inc. (A)(B)	18,561	30,626
		2,470,763
Professional services – 2.1%
Alight, Inc., Class A	83,782	579,771
Asure Software, Inc. (A)	5,181	48,753
Barrett Business Services, Inc.	4,921	213,768
BlackSky Technology, Inc. (A)	4,744	51,188
CBIZ, Inc. (A)	9,454	773,621
Conduent, Inc. (A)	31,407	126,884
CRA International, Inc.	1,302	243,734
CSG Systems International, Inc.	5,794	296,131
ExlService Holdings, Inc. (A)	30,830	1,368,235
Exponent, Inc.	9,981	889,307
First Advantage Corp. (A)	10,484	196,365
Forrester Research, Inc. (A)	2,912	45,631
Franklin Covey Company (A)	2,430	91,319
Heidrick & Struggles International, Inc.	3,960	175,468
Huron Consulting Group, Inc. (A)	3,465	430,561
IBEX Holdings, Ltd. (A)	1,898	40,788
ICF International, Inc.	3,696	440,600
Innodata, Inc. (A)	5,342	211,116
Insperity, Inc.	7,130	552,646
Kelly Services, Inc., Class A	6,299	87,808
Kforce, Inc.	3,659	207,465
Korn Ferry	10,081	679,963
Legalzoom.com, Inc. (A)	25,524	191,685

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Maximus, Inc.	11,862	$885,498
Mistras Group, Inc. (A)	4,445	40,272
NV5 Global, Inc. (A)	11,336	213,570
Planet Labs PBC (A)	43,669	176,423
Resources Connection, Inc.	6,720	57,322
Spire Global, Inc. (A)(B)	4,583	64,483
TriNet Group, Inc.	6,321	573,757
TrueBlue, Inc. (A)	6,614	55,558
Upwork, Inc. (A)	24,524	400,967
Verra Mobility Corp. (A)	32,578	787,736
Willdan Group, Inc. (A)	2,560	97,510
WNS Holdings, Ltd. (A)	8,510	403,289
		11,699,192
Trading companies and distributors – 2.4%
Alta Equipment Group, Inc. (B)	5,862	38,337
Applied Industrial Technologies, Inc.	7,483	1,791,954
Beacon Roofing Supply, Inc. (A)	12,118	1,230,946
BlueLinx Holdings, Inc. (A)	1,625	166,010
Boise Cascade Company	7,620	905,713
Custom Truck One Source, Inc. (A)(B)	11,032	53,064
Distribution Solutions Group, Inc. (A)	2,248	77,331
DNOW, Inc. (A)	20,857	271,350
DXP Enterprises, Inc. (A)	2,447	202,171
FTAI Aviation, Ltd.	19,938	2,871,870
GATX Corp.	6,999	1,084,565
Global Industrial, Inc.	2,970	73,626
GMS, Inc. (A)	7,675	651,070
H&E Equipment Services, Inc.	6,368	311,777
Herc Holdings, Inc.	5,524	1,045,859
Hudson Technologies, Inc. (A)	9,266	51,704
Karat Packaging, Inc.	1,442	43,635
McGrath RentCorp	4,858	543,222
MRC Global, Inc. (A)	16,810	214,832
Rush Enterprises, Inc., Class A	11,851	649,316
Rush Enterprises, Inc., Class B	1,952	106,267
Titan Machinery, Inc. (A)(B)	4,308	60,872
Transcat, Inc. (A)	1,749	184,939
Willis Lease Finance Corp. (B)	566	117,473
Xometry, Inc., Class A (A)	8,387	357,789
		13,105,692
Transportation infrastructure – 0.0%
Sky Harbour Group Corp. (A)	2,416	28,823
		93,239,080
Information technology – 13.4%
Communications equipment – 0.6%
ADTRAN Holdings, Inc. (A)	16,056	133,746
Applied Optoelectronics, Inc. (A)(B)	7,937	292,558
Aviat Networks, Inc. (A)	2,391	43,301
Calix, Inc. (A)	11,670	406,933
Clearfield, Inc. (A)	2,532	78,492
CommScope Holding Company, Inc. (A)	41,880	218,195
Digi International, Inc. (A)	7,121	215,268
Extreme Networks, Inc. (A)	24,945	417,579
Harmonic, Inc. (A)	21,927	290,094
Infinera Corp. (A)	40,400	265,428
NETGEAR, Inc. (A)	5,596	155,961
NetScout Systems, Inc. (A)	13,764	298,128
Ribbon Communications, Inc. (A)	18,472	76,844
Viasat, Inc. (A)(B)	24,366	207,355
Viavi Solutions, Inc. (A)	43,281	437,138
		3,537,020
Electronic equipment, instruments and components – 2.9%
Advanced Energy Industries, Inc.	7,358	850,806
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Arlo Technologies, Inc. (A)	19,010	$212,722
Badger Meter, Inc.	5,774	1,224,781
Bel Fuse, Inc. Class A	371	33,420
Bel Fuse, Inc., Class B	2,033	167,662
Belden, Inc.	7,929	892,885
Benchmark Electronics, Inc.	6,945	315,303
Climb Global Solutions, Inc.	849	107,611
CTS Corp.	5,978	315,220
Daktronics, Inc. (A)	7,534	127,023
ePlus, Inc. (A)	5,184	382,994
Evolv Technologies Holdings, Inc. (A)(B)	26,951	106,456
Fabrinet (A)	7,167	1,575,880
FARO Technologies, Inc. (A)	3,789	96,089
Insight Enterprises, Inc. (A)	5,347	813,279
Itron, Inc. (A)	8,865	962,562
Kimball Electronics, Inc. (A)	5,186	97,134
Knowles Corp. (A)	17,294	344,669
Lightwave Logic, Inc. (A)(B)	24,765	52,007
Methode Electronics, Inc.	7,370	86,892
MicroVision, Inc. (A)(B)	37,445	49,053
Mirion Technologies, Inc. (A)	39,883	695,958
Napco Security Technologies, Inc.	6,997	248,813
nLight, Inc. (A)	9,825	103,064
Novanta, Inc. (A)	7,090	1,083,139
OSI Systems, Inc. (A)	3,097	518,531
Ouster, Inc. (A)	9,017	110,188
PAR Technology Corp. (A)	6,655	483,619
PC Connection, Inc.	2,279	157,866
Plexus Corp. (A)	5,245	820,738
Powerfleet, Inc. (A)	18,735	124,775
Richardson Electronics, Ltd.	2,858	40,098
Rogers Corp. (A)	3,731	379,107
Sanmina Corp. (A)	10,467	792,038
ScanSource, Inc. (A)	4,636	219,978
SmartRent, Inc. (A)	40,563	70,985
TTM Technologies, Inc. (A)	19,875	491,906
Vishay Intertechnology, Inc.	24,440	414,014
Vishay Precision Group, Inc. (A)	2,641	61,984
		15,631,249
IT services – 0.6%
Applied Digital Corp. (A)	37,485	286,385
ASGN, Inc. (A)	8,461	705,140
Backblaze, Inc., Class A (A)	8,592	51,724
BigBear.ai Holdings, Inc. (A)(B)	20,688	92,062
BigCommerce Holdings, Inc., Series 1 (A)	14,308	87,565
Core Scientific, Inc. (A)	35,131	493,591
Couchbase, Inc. (A)	7,840	122,226
DigitalOcean Holdings, Inc. (A)	12,909	439,810
Fastly, Inc., Class A (A)	26,025	245,676
Grid Dynamics Holdings, Inc. (A)	11,459	254,848
Rackspace Technology, Inc. (A)	14,331	31,672
The Hackett Group, Inc.	5,124	157,409
Tucows, Inc., Class A (A)(B)	1,860	31,880
Unisys Corp. (A)	13,290	84,126
		3,084,114
Semiconductors and semiconductor equipment – 2.5%
ACM Research, Inc., Class A (A)	10,062	151,936
Aehr Test Systems (A)(B)	5,725	95,207
Alpha & Omega Semiconductor, Ltd. (A)	4,762	176,337
Ambarella, Inc. (A)	7,477	543,877
Axcelis Technologies, Inc. (A)	6,403	447,378
CEVA, Inc. (A)	4,689	147,938
Cohu, Inc. (A)	9,288	247,990
Credo Technology Group Holding, Ltd. (A)	27,375	1,839,874

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Diodes, Inc. (A)	9,003	$555,215
FormFactor, Inc. (A)	15,271	671,924
Ichor Holdings, Ltd. (A)	6,589	212,298
Impinj, Inc. (A)	4,507	654,687
Indie Semiconductor, Inc., Class A (A)(B)	33,099	134,051
Kulicke & Soffa Industries, Inc.	10,434	486,850
MaxLinear, Inc. (A)	15,868	313,869
Navitas Semiconductor Corp. (A)(B)	25,924	92,549
NVE Corp.	992	80,779
PDF Solutions, Inc. (A)	6,210	168,167
Penguin Solutions, Inc. (A)	10,360	198,808
Photronics, Inc. (A)	11,871	279,681
Power Integrations, Inc.	11,202	691,163
Rambus, Inc. (A)	20,983	1,109,161
Rigetti Computing, Inc. (A)(B)	30,873	471,122
Semtech Corp. (A)	14,114	872,951
Silicon Laboratories, Inc. (A)	6,298	782,338
SiTime Corp. (A)	3,666	786,467
SkyWater Technology, Inc. (A)	5,569	76,852
Synaptics, Inc. (A)	7,734	590,259
Ultra Clean Holdings, Inc. (A)	8,630	310,249
Veeco Instruments, Inc. (A)	10,909	292,361
		13,482,338
Software – 6.4%
8x8, Inc. (A)	24,768	66,131
A10 Networks, Inc.	14,253	262,255
ACI Worldwide, Inc. (A)	20,666	1,072,772
Adeia, Inc.	21,887	305,980
Agilysys, Inc. (A)	4,401	579,656
Alarm.com Holdings, Inc. (A)	9,348	568,358
Alkami Technology, Inc. (A)	9,809	359,794
Altair Engineering, Inc., Class A (A)	10,654	1,162,458
Amplitude, Inc., Class A (A)	16,004	168,842
Appian Corp., Class A (A)	8,020	264,500
Arteris, Inc. (A)	5,877	59,887
Asana, Inc., Class A (A)	15,872	321,725
AudioEye, Inc. (A)	1,482	22,541
Aurora Innovation, Inc. (A)	187,968	1,184,198
AvePoint, Inc. (A)	25,402	419,387
Bit Digital, Inc. (A)	23,611	69,180
Blackbaud, Inc. (A)	8,014	592,395
Blackline, Inc. (A)	11,364	690,477
Blend Labs, Inc., Class A (A)	47,021	197,958
Box, Inc., Class A (A)	27,690	875,004
Braze, Inc., Class A (A)	13,060	546,953
c3.ai, Inc., Class A (A)	21,531	741,312
Cerence, Inc. (A)	7,846	61,591
Cipher Mining, Inc. (A)	39,454	183,067
CleanSpark, Inc. (A)(B)	48,654	448,103
Clear Secure, Inc., Class A	17,348	462,151
Clearwater Analytics Holdings, Inc., Class A (A)	34,063	937,414
CommVault Systems, Inc. (A)	8,576	1,294,204
Consensus Cloud Solutions, Inc. (A)	3,540	84,464
CS Disco, Inc. (A)	6,875	34,306
Daily Journal Corp. (A)	269	152,789
Digimarc Corp. (A)(B)	3,135	117,406
Digital Turbine, Inc. (A)(B)	20,088	33,949
Domo, Inc., Class B (A)	7,274	51,500
D-Wave Quantum, Inc. (A)(B)	19,323	162,313
E2open Parent Holdings, Inc. (A)	41,767	111,100
Enfusion, Inc., Class A (A)	9,964	102,629
EverCommerce, Inc. (A)	4,508	49,633
Freshworks, Inc., Class A (A)	40,776	659,348
Hut 8 Corp. (A)	15,956	326,938
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Intapp, Inc. (A)	10,242	$656,410
InterDigital, Inc.	4,957	960,270
Jamf Holding Corp. (A)	16,523	232,148
Kaltura, Inc. (A)	17,525	38,555
Life360, Inc. (A)	1,787	73,749
LiveRamp Holdings, Inc. (A)	13,006	394,992
Logility Supply Chain Solutions, Inc.	7,148	79,200
MARA Holdings, Inc. (A)(B)	55,753	934,978
Matterport, Inc. (A)	54,285	257,311
MeridianLink, Inc. (A)	5,639	116,445
Mitek Systems, Inc. (A)	9,308	103,598
N-able, Inc. (A)	14,425	134,730
NCR Voyix Corp. (A)	28,850	399,284
NextNav, Inc. (A)	15,409	239,764
Olo, Inc., Class A (A)	21,057	161,718
ON24, Inc. (A)	7,092	45,814
OneSpan, Inc. (A)	7,477	138,624
Ooma, Inc. (A)	5,533	77,794
Pagaya Technologies, Ltd., Class A (A)(B)	7,424	68,969
PagerDuty, Inc. (A)	17,846	325,868
Porch Group, Inc. (A)	15,310	75,325
Progress Software Corp.	8,366	545,045
PROS Holdings, Inc. (A)	9,199	202,010
Q2 Holdings, Inc. (A)	11,513	1,158,783
Qualys, Inc. (A)	7,302	1,023,886
Rapid7, Inc. (A)	12,248	492,737
Red Violet, Inc. (A)	2,274	82,319
ReposiTrak, Inc. (B)	2,519	55,745
Riot Platforms, Inc. (A)(B)	56,243	574,241
Sapiens International Corp. NV	6,259	168,179
SEMrush Holdings, Inc., Class A (A)	7,311	86,855
SolarWinds Corp.	10,929	155,738
SoundHound AI, Inc., Class A (A)	60,472	1,199,764
Sprinklr, Inc., Class A (A)	23,675	200,054
Sprout Social, Inc., Class A (A)	9,918	304,582
SPS Commerce, Inc. (A)	7,357	1,353,614
Telos Corp. (A)	11,946	40,855
Tenable Holdings, Inc. (A)	23,349	919,484
TeraWulf, Inc. (A)(B)	52,189	295,390
Varonis Systems, Inc. (A)	21,735	965,686
Verint Systems, Inc. (A)	12,121	332,721
Vertex, Inc., Class A (A)	10,674	569,458
Viant Technology, Inc., Class A (A)	3,099	58,850
Weave Communications, Inc. (A)	8,009	127,503
WM Technology, Inc. (A)	15,467	21,344
Workiva, Inc. (A)	9,973	1,092,044
Xperi, Inc. (A)	9,321	95,727
Yext, Inc. (A)	21,306	135,506
Zeta Global Holdings Corp., Class A (A)	35,272	634,543
Zuora, Inc., Class A (A)	27,886	276,629
		34,489,506
Technology hardware, storage and peripherals – 0.4%
CompoSecure, Inc., Class A	4,872	74,688
Corsair Gaming, Inc. (A)	9,064	59,913
CPI Card Group, Inc. (A)	1,066	31,863
Diebold Nixdorf, Inc. (A)	5,007	215,501
Eastman Kodak Company (A)	12,018	78,958
Immersion Corp.	6,018	52,537
IonQ, Inc. (A)	39,520	1,650,750
Turtle Beach Corp. (A)	3,280	56,777
Xerox Holdings Corp. (B)	23,076	194,531
		2,415,518
		72,639,745

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 4.2%
Chemicals – 1.8%
AdvanSix, Inc.	5,066	$144,330
American Vanguard Corp.	5,975	27,664
Arcadium Lithium PLC (A)	213,237	1,093,887
Arq, Inc. (A)	4,863	36,813
ASP Isotopes, Inc. (A)	10,506	47,592
Aspen Aerogels, Inc. (A)	11,825	140,481
Avient Corp.	17,662	721,669
Balchem Corp.	6,349	1,034,855
Cabot Corp.	10,426	951,998
Core Molding Technologies, Inc. (A)	1,563	25,852
Ecovyst, Inc. (A)	22,853	174,597
Hawkins, Inc.	3,802	466,391
HB Fuller Company	10,749	725,343
Ingevity Corp. (A)	7,267	296,130
Innospec, Inc.	4,870	535,992
Intrepid Potash, Inc. (A)	2,340	51,293
Koppers Holdings, Inc.	3,989	129,244
Kronos Worldwide, Inc.	4,574	44,597
LSB Industries, Inc. (A)	11,261	85,471
Mativ Holdings, Inc.	10,818	117,916
Minerals Technologies, Inc.	6,178	470,825
Orion SA	11,532	182,090
Perimeter Solutions, Inc. (A)	26,419	337,635
PureCycle Technologies, Inc. (A)	24,417	250,274
Quaker Chemical Corp.	2,732	384,556
Rayonier Advanced Materials, Inc. (A)	12,754	105,221
Sensient Technologies Corp.	8,300	591,458
Stepan Company	4,233	273,875
Tronox Holdings PLC	23,793	239,596
		9,687,645
Construction materials – 0.5%
Knife River Corp. (A)	11,112	1,129,424
Smith-Midland Corp. (A)(B)	977	43,437
Summit Materials, Inc., Class A (A)	23,611	1,194,717
United States Lime & Minerals, Inc.	2,082	276,365
		2,643,943
Containers and packaging – 0.3%
Ardagh Metal Packaging SA	29,903	90,008
Greif, Inc., Class A	4,523	276,446
Greif, Inc., Class B	1,098	74,499
Myers Industries, Inc.	7,856	86,730
O-I Glass, Inc. (A)	30,650	332,246
Pactiv Evergreen, Inc.	8,047	140,581
Ranpak Holdings Corp. (A)	8,646	59,484
TriMas Corp.	8,349	205,302
		1,265,296
Metals and mining – 1.5%
1911 Gold Corp. (A)(B)	5,045	519
Alpha Metallurgical Resources, Inc. (A)	2,159	432,059
Arch Resources, Inc.	3,441	485,938
Caledonia Mining Corp. PLC	3,362	31,636
Carpenter Technology Corp.	9,314	1,580,679
Century Aluminum Company (A)	10,355	188,668
Coeur Mining, Inc. (A)	77,107	441,052
Commercial Metals Company	22,163	1,099,285
Compass Minerals International, Inc.	7,099	79,864
Constellium SE (A)	25,694	263,877
Contango ORE, Inc. (A)	2,198	22,024
Dakota Gold Corp. (A)	16,409	36,100
Hecla Mining Company	115,139	565,332
i-80 Gold Corp. (A)	65,963	31,992
Ivanhoe Electric, Inc. (A)(B)	17,308	130,675
Kaiser Aluminum Corp.	3,129	219,875
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Lifezone Metals, Ltd. (A)	7,489	$52,049
MAC Copper, Ltd. (A)	10,789	114,579
Materion Corp.	3,992	394,729
Metallus, Inc. (A)	8,408	118,805
Novagold Resources, Inc. (A)	48,810	162,537
Olympic Steel, Inc.	1,935	63,487
Pan American Silver Corp., CVR (A)	88,114	32,602
Perpetua Resources Corp. (A)	7,724	82,415
Piedmont Lithium, Inc. (A)(B)	3,943	34,462
Radius Recycling, Inc.	5,588	85,049
Ramaco Resources, Inc. (A)	5,578	57,230
Ryerson Holding Corp.	5,481	101,453
SSR Mining, Inc. (A)	40,125	279,270
SunCoke Energy, Inc.	16,881	180,627
Tredegar Corp. (A)	5,729	43,999
Universal Stainless & Alloy Products, Inc. (A)	1,671	73,574
Warrior Met Coal, Inc.	10,183	552,326
Worthington Steel, Inc.	6,438	204,857
		8,243,625
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,306	98,420
Resolute Forest Products, Inc. (A)(C)	9,238	13,118
Sylvamo Corp.	6,793	536,783
		648,321
		22,488,830
Real estate – 5.9%
Diversified REITs – 0.6%
Alexander & Baldwin, Inc.	15,230	270,180
Alpine Income Property Trust, Inc.	3,013	50,588
American Assets Trust, Inc.	9,463	248,498
Armada Hoffler Properties, Inc.	13,676	139,905
Broadstone Net Lease, Inc.	37,102	588,438
CTO Realty Growth, Inc.	4,570	90,075
Empire State Realty Trust, Inc., Class A	26,906	277,670
Essential Properties Realty Trust, Inc.	34,093	1,066,429
Gladstone Commercial Corp.	8,398	136,384
Global Net Lease, Inc.	40,134	292,978
NexPoint Diversified Real Estate Trust	9,374	57,181
One Liberty Properties, Inc.	3,472	94,577
		3,312,903
Health care REITs – 0.7%
American Healthcare REIT, Inc.	28,739	816,762
CareTrust REIT, Inc.	34,656	937,445
Community Healthcare Trust, Inc.	5,429	104,291
Diversified Healthcare Trust	44,085	101,396
Global Medical REIT, Inc.	12,101	93,420
LTC Properties, Inc.	8,181	282,654
National Health Investors, Inc.	8,251	571,794
Sabra Health Care REIT, Inc.	45,210	783,037
Universal Health Realty Income Trust	2,877	107,053
		3,797,852
Hotel and resort REITs – 0.8%
Apple Hospitality REIT, Inc.	44,128	677,365
Braemar Hotels & Resorts, Inc.	14,241	42,723
Chatham Lodging Trust	10,053	89,974
DiamondRock Hospitality Company	41,872	378,104
Pebblebrook Hotel Trust	23,623	320,092
RLJ Lodging Trust	29,835	304,615
Ryman Hospitality Properties, Inc.	11,511	1,201,058
Service Properties Trust	33,335	84,671
Summit Hotel Properties, Inc.	21,854	149,700
Sunstone Hotel Investors, Inc.	39,836	471,658

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs (continued)
Xenia Hotels & Resorts, Inc.	20,565	$305,596
		4,025,556
Industrial REITs – 0.4%
Industrial Logistics Properties Trust	13,873	50,636
Innovative Industrial Properties, Inc.	5,556	370,252
LXP Industrial Trust	56,831	461,468
Plymouth Industrial REIT, Inc.	8,114	144,429
Terreno Realty Corp.	18,698	1,105,800
		2,132,585
Office REITs – 0.7%
Brandywine Realty Trust	34,480	193,088
City Office REIT, Inc.	8,677	47,897
COPT Defense Properties	22,207	687,307
Douglas Emmett, Inc.	31,765	589,558
Easterly Government Properties, Inc.	19,516	221,702
Franklin Street Properties Corp.	22,703	41,546
Hudson Pacific Properties, Inc.	27,548	83,470
JBG SMITH Properties	16,398	252,037
NET Lease Office Properties (A)	2,991	93,349
Orion Office REIT, Inc.	12,236	45,396
Paramount Group, Inc.	37,595	185,719
Peakstone Realty Trust	7,389	81,796
Piedmont Office Realty Trust, Inc., Class A	24,085	220,378
Postal Realty Trust, Inc., Class A	3,846	50,190
SL Green Realty Corp.	13,424	911,758
		3,705,191
Real estate management and development – 0.6%
Anywhere Real Estate, Inc. (A)	20,222	66,733
Compass, Inc., Class A (A)	72,422	423,669
Cushman & Wakefield PLC (A)	45,382	593,597
eXp World Holdings, Inc. (B)	16,267	187,233
Forestar Group, Inc. (A)	3,783	98,055
FRP Holdings, Inc. (A)	2,822	86,438
Kennedy-Wilson Holdings, Inc.	23,490	234,665
Marcus & Millichap, Inc.	4,943	189,119
Maui Land & Pineapple Company, Inc. (A)	1,845	40,553
Newmark Group, Inc., Class A	26,391	338,069
Opendoor Technologies, Inc. (A)(B)	124,385	199,016
RE/MAX Holdings, Inc., Class A (A)	3,964	42,296
Redfin Corp. (A)(B)	23,776	187,117
Star Holdings (A)	3,962	38,550
Stratus Properties, Inc. (A)	1,410	29,272
Tejon Ranch Company (A)	5,027	79,929
The Real Brokerage, Inc. (A)	19,775	90,965
The RMR Group, Inc., Class A	3,147	64,954
The St. Joe Company	7,172	322,238
		3,312,468
Residential REITs – 0.4%
Apartment Investment and Management Company, Class A (A)	29,600	269,064
BRT Apartments Corp.	3,079	55,514
Centerspace	3,055	202,088
Elme Communities	17,528	267,653
Independence Realty Trust, Inc.	44,318	879,269
NexPoint Residential Trust, Inc.	4,627	193,177
UMH Properties, Inc.	12,917	243,873
Veris Residential, Inc.	15,836	263,353
		2,373,991
Retail REITs – 1.3%
Acadia Realty Trust	20,545	496,367
Alexander's, Inc.	468	93,628
CBL & Associates Properties, Inc.	4,622	135,933
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Curbline Properties Corp.	18,640	$432,821
Getty Realty Corp.	9,887	297,895
InvenTrust Properties Corp.	13,697	412,691
Kite Realty Group Trust	42,734	1,078,606
NETSTREIT Corp.	15,241	215,660
Phillips Edison & Company, Inc.	24,139	904,247
Retail Opportunity Investments Corp.	24,921	432,629
Saul Centers, Inc.	2,465	95,642
SITE Centers Corp.	9,320	142,503
Tanger, Inc.	20,872	712,361
The Macerich Company	44,708	890,583
Urban Edge Properties	23,706	509,679
Whitestone REIT	10,176	144,194
		6,995,439
Specialized REITs – 0.4%
Farmland Partners, Inc.	9,098	106,992
Four Corners Property Trust, Inc.	18,204	494,057
Gladstone Land Corp.	7,292	79,118
Outfront Media, Inc.	29,800	528,652
PotlatchDeltic Corp.	15,644	614,027
Safehold, Inc.	10,187	188,256
Uniti Group, Inc.	48,509	266,800
		2,277,902
		31,933,887
Utilities – 2.6%
Electric utilities – 0.8%
ALLETE, Inc.	11,410	739,368
Genie Energy, Ltd., B Shares	2,793	43,543
Hawaiian Electric Industries, Inc. (A)	32,068	312,022
MGE Energy, Inc.	7,266	682,713
Otter Tail Corp.	8,229	607,629
Portland General Electric Company	20,194	880,862
TXNM Energy, Inc.	17,827	876,554
		4,142,691
Gas utilities – 0.9%
Brookfield Infrastructure Corp., Class A (B)	23,797	952,118
Chesapeake Utilities Corp.	4,388	532,484
New Jersey Resources Corp.	19,338	902,118
Northwest Natural Holding Company	7,407	293,021
ONE Gas, Inc.	11,048	765,074
RGC Resources, Inc.	1,772	35,546
Southwest Gas Holdings, Inc.	11,990	847,813
Spire, Inc.	10,952	742,874
		5,071,048
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)	16,009	65,157
Montauk Renewables, Inc. (A)	14,137	56,265
Ormat Technologies, Inc.	10,750	727,990
Sunnova Energy International, Inc. (A)(B)	21,923	75,196
		924,608
Multi-utilities – 0.4%
Avista Corp.	15,477	566,923
Black Hills Corp.	13,277	776,970
Northwestern Energy Group, Inc.	11,949	638,794
Unitil Corp.	3,282	177,852
		2,160,539
Water utilities – 0.3%
American States Water Company	7,301	567,434
Cadiz, Inc. (A)(B)	9,981	51,901
California Water Service Group	11,427	517,986

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Consolidated Water Company, Ltd.	3,094	$80,104
Global Water Resources, Inc.	2,886	33,189
Middlesex Water Company	3,554	187,047
Pure Cycle Corp. (A)	5,239	66,431
SJW Group	6,478	318,847
The York Water Company	2,951	96,557
		1,919,496
		14,218,382
TOTAL COMMON STOCKS (Cost $413,469,065)		$525,659,543
WARRANTS – 0.0%
Danimer Scientific, Inc. (Expiration Date: 7-15-25; Strike Price: $5.00) (A)	2,955	106
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	668	2,438
TOTAL WARRANTS (Cost $0)		$2,544
SHORT-TERM INVESTMENTS – 4.5%
Short-term funds – 4.5%
John Hancock Collateral Trust, 4.2987% (D)(E)	2,420,604	24,215,235
TOTAL SHORT-TERM INVESTMENTS (Cost $24,213,803)		$24,215,235
Total Investments (Small Cap Index Trust) (Cost $437,682,868) – 101.6%		$549,877,322
Other assets and liabilities, net – (1.6%)		(8,559,742)
TOTAL NET ASSETS – 100.0%		$541,317,580
Small Cap Index Trust (continued)
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-24.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 12-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $8,934,940.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	146	Long	Mar 2025	$17,302,343	$16,423,540	$(878,803)
						$(878,803)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.5%
Communication services – 2.5%
Diversified telecommunication services – 0.5%
ATN International, Inc.	1,281	$21,534
Bandwidth, Inc., Class A (A)	831	14,144
Frontier Communications Parent, Inc. (A)	11,194	388,432
GCI Liberty, Inc. (A)(B)	4,508	0
Liberty Global, Ltd., Class A (A)	5,653	72,132
Liberty Global, Ltd., Class C (A)	6,415	84,293
Liberty Latin America, Ltd., Class A (A)	4,204	26,737
Liberty Latin America, Ltd., Class C (A)	11,346	71,934
Shenandoah Telecommunications Company	3,663	46,190
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Sunrise Communications AG, ADR, Class A (A)	2,413	$103,952
		829,348
Entertainment – 0.1%
Liberty Media Corp.-Liberty Live, Series A (A)	94	6,257
Liberty Media Corp.-Liberty Live, Series C (A)	89	6,057
Lions Gate Entertainment Corp., Class B (A)	3,575	26,991
Madison Square Garden Entertainment Corp. (A)	1,748	62,229
Sphere Entertainment Company (A)	2,347	94,631

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
The Marcus Corp.	2,916	$62,694
		258,859
Interactive media and services – 0.3%
Bumble, Inc., Class A (A)	8,395	68,335
Cars.com, Inc. (A)	4,233	73,358
DHI Group, Inc. (A)	5,212	9,225
TripAdvisor, Inc. (A)	2,165	31,977
TrueCar, Inc. (A)	8,052	30,034
Vimeo, Inc. (A)	2,800	17,920
Yelp, Inc. (A)	1,498	57,973
Ziff Davis, Inc. (A)	2,184	118,679
ZoomInfo Technologies, Inc. (A)	5,883	61,830
		469,331
Media – 1.3%
Advantage Solutions, Inc. (A)	9,240	26,981
AMC Networks, Inc., Class A (A)	2,542	25,166
Boston Omaha Corp., Class A (A)	2,031	28,800
Cable One, Inc.	172	62,285
Cumulus Media, Inc., Class A (A)	1,193	779
Entravision Communications Corp., Class A	5,075	11,926
Gannett Company, Inc. (A)	12,679	64,156
Gray Television, Inc.	6,546	20,620
Integral Ad Science Holding Corp. (A)	2,369	24,732
John Wiley & Sons, Inc., Class A	2,970	129,819
Liberty Broadband Corp., Series A (A)	709	52,721
Liberty Broadband Corp., Series C (A)	4,878	364,679
Magnite, Inc. (A)	8,348	132,900
Nexstar Media Group, Inc.	1,995	315,150
Paramount Global, Class B	9,137	95,573
PubMatic, Inc., Class A (A)	1,567	23,019
Scholastic Corp.	2,790	59,511
Sinclair, Inc.	1,410	22,757
Sirius XM Holdings, Inc.	8,717	198,748
TEGNA, Inc.	9,600	175,584
The EW Scripps Company, Class A (A)	5,843	12,913
The Interpublic Group of Companies, Inc.	10,260	287,485
Urban One, Inc., Class D (A)	3,100	3,085
WideOpenWest, Inc. (A)	1,042	5,168
		2,144,557
Wireless telecommunication services – 0.3%
Spok Holdings, Inc.	2,056	32,999
Telephone & Data Systems, Inc.	7,131	243,238
United States Cellular Corp. (A)	3,882	243,479
		519,716
		4,221,811
Consumer discretionary – 13.6%
Automobile components – 2.2%
Adient PLC (A)	6,695	115,355
American Axle & Manufacturing Holdings, Inc. (A)	9,766	56,936
Aptiv PLC (A)	7,387	446,766
Autoliv, Inc.	906	84,974
BorgWarner, Inc.	14,626	464,961
Cooper-Standard Holdings, Inc. (A)	1,311	17,777
Dana, Inc.	10,589	122,409
Dorman Products, Inc. (A)	5,589	724,055
Fox Factory Holding Corp. (A)	8,596	260,201
Gentherm, Inc. (A)	301	12,017
LCI Industries	1,659	171,524
Lear Corp.	2,666	252,470
Modine Manufacturing Company (A)	1,886	218,644
Motorcar Parts of America, Inc. (A)	1,585	12,046
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Patrick Industries, Inc.	2,611	$216,922
PHINIA, Inc.	3,108	149,712
Standard Motor Products, Inc.	1,901	58,893
Stoneridge, Inc. (A)	1,672	10,483
Strattec Security Corp. (A)	924	38,069
The Goodyear Tire & Rubber Company (A)	20,039	180,351
Visteon Corp. (A)	1,009	89,518
		3,704,083
Automobiles – 0.4%
Harley-Davidson, Inc.	7,860	236,822
Thor Industries, Inc.	2,658	254,397
Winnebago Industries, Inc.	2,220	106,072
		597,291
Broadline retail – 0.3%
Dillard's, Inc., Class A	221	95,415
Kohl's Corp. (C)	8,128	114,117
Macy's, Inc.	17,886	302,810
		512,342
Distributors – 0.3%
A-Mark Precious Metals, Inc.	1,892	51,841
LKQ Corp.	8,848	325,164
Weyco Group, Inc.	1,316	49,416
		426,421
Diversified consumer services – 1.7%
ADT, Inc.	19,121	132,126
Adtalem Global Education, Inc. (A)	3,159	286,995
American Public Education, Inc. (A)	1,450	31,277
Carriage Services, Inc.	798	31,800
Chegg, Inc. (A)	7,137	11,491
Graham Holdings Company, Class B	293	255,473
Grand Canyon Education, Inc. (A)	7,854	1,286,485
Laureate Education, Inc. (A)	9,976	182,461
Lincoln Educational Services Corp. (A)	1,100	17,402
Mister Car Wash, Inc. (A)	4,898	35,706
OneSpaWorld Holdings, Ltd.	1,580	31,442
Perdoceo Education Corp.	6,679	176,793
Strategic Education, Inc.	1,856	173,388
Stride, Inc. (A)	2,888	300,150
		2,952,989
Hotels, restaurants and leisure – 1.0%
Aramark	3,137	117,041
Ark Restaurants Corp.	64	704
Bally's Corp. (A)	1,300	23,257
Biglari Holdings, Inc., Class A (A)	3	3,825
Biglari Holdings, Inc., Class B (A)	102	25,938
BJ's Restaurants, Inc. (A)	1,781	62,575
Caesars Entertainment, Inc. (A)	4,594	153,531
Cracker Barrel Old Country Store, Inc.	190	10,043
El Pollo Loco Holdings, Inc. (A)	2,613	30,154
First Watch Restaurant Group, Inc. (A)	8,853	164,754
Golden Entertainment, Inc.	1,315	41,554
Hilton Grand Vacations, Inc. (A)	1,476	57,490
Krispy Kreme, Inc.	31,225	310,064
Marriott Vacations Worldwide Corp.	1,475	132,455
MGM Resorts International (A)	4,063	140,783
Monarch Casino & Resort, Inc.	1,074	84,739
Penn Entertainment, Inc. (A)	9,680	191,858
Playa Hotels & Resorts NV (A)	11,986	151,623
Portillo's, Inc., Class A (A)	1,335	12,549

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
RCI Hospitality Holdings, Inc.	396	$22,758
		1,737,695
Household durables – 2.8%
Bassett Furniture Industries, Inc.	1,234	17,066
Beazer Homes USA, Inc. (A)	2,298	63,103
Cavco Industries, Inc. (A)	547	244,088
Century Communities, Inc.	2,560	187,802
Dream Finders Homes, Inc., Class A (A)	639	14,870
Ethan Allen Interiors, Inc.	2,768	77,808
Flexsteel Industries, Inc.	817	44,396
GoPro, Inc., Class A (A)	10,155	11,069
Green Brick Partners, Inc. (A)	2,414	136,367
Helen of Troy, Ltd. (A)	1,240	74,189
Hooker Furnishings Corp.	1,821	25,512
Hovnanian Enterprises, Inc., Class A (A)	292	39,075
KB Home	4,725	310,527
La-Z-Boy, Inc.	3,404	148,312
Legacy Housing Corp. (A)	1,185	29,246
LGI Homes, Inc. (A)	1,611	144,023
Lifetime Brands, Inc.	2,931	17,322
M/I Homes, Inc. (A)	1,752	232,928
Meritage Homes Corp.	2,251	346,249
Mohawk Industries, Inc. (A)	3,830	456,268
Newell Brands, Inc.	25,050	249,498
Sonos, Inc. (A)	1,896	28,516
Taylor Morrison Home Corp. (A)	7,865	481,417
The Lovesac Company (A)	385	9,109
TopBuild Corp. (A)	2,643	822,872
Traeger, Inc. (A)	3,184	7,610
Tri Pointe Homes, Inc. (A)	7,356	266,729
Universal Electronics, Inc. (A)	745	8,195
VOXX International Corp. (A)	3,131	23,107
Whirlpool Corp.	783	89,638
Worthington Enterprises, Inc.	3,451	138,420
		4,745,331
Leisure products – 0.5%
American Outdoor Brands, Inc. (A)	1,873	28,545
AMMO, Inc. (A)	4,648	5,113
Brunswick Corp.	2,490	161,053
Escalade, Inc.	2,119	30,259
Funko, Inc., Class A (A)	2,763	36,997
JAKKS Pacific, Inc. (A)	482	13,568
Johnson Outdoors, Inc., Class A	934	30,822
Malibu Boats, Inc., Class A (A)	1,146	43,078
MasterCraft Boat Holdings, Inc. (A)	617	11,766
Mattel, Inc. (A)	6,255	110,901
Polaris, Inc.	1,449	83,491
Revelyst, Inc. (A)	4,878	93,804
Smith & Wesson Brands, Inc.	4,844	48,949
Solo Brands, Inc., Class A (A)	2,350	2,679
Sturm Ruger & Company, Inc.	255	9,019
Topgolf Callaway Brands Corp. (A)	12,509	98,321
		808,365
Specialty retail – 3.6%
1-800-Flowers.com, Inc., Class A (A)	3,196	26,111
Academy Sports & Outdoors, Inc.	5,176	297,775
Advance Auto Parts, Inc.	2,447	115,719
American Eagle Outfitters, Inc.	14,928	248,850
America's Car-Mart, Inc. (A)	565	28,956
Asbury Automotive Group, Inc. (A)	1,232	299,413
AutoNation, Inc. (A)	1,928	327,452
Big 5 Sporting Goods Corp.	2,004	3,587
Caleres, Inc.	3,065	70,985
Citi Trends, Inc. (A)	367	9,634
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Designer Brands, Inc., Class A	2,923	$15,609
Destination XL Group, Inc. (A)	2,471	6,647
Duluth Holdings, Inc., Class B (A)	1,106	3,418
Five Below, Inc. (A)	635	66,650
Foot Locker, Inc. (A)	6,590	143,398
Genesco, Inc. (A)	1,311	56,045
Group 1 Automotive, Inc.	1,051	442,975
GrowGeneration Corp. (A)	2,529	4,274
Guess?, Inc.	5,350	75,221
Haverty Furniture Companies, Inc.	1,613	35,905
Lands' End, Inc. (A)	2,354	30,932
Lithia Motors, Inc.	3,658	1,307,479
MarineMax, Inc. (A)	2,016	58,363
Monro, Inc.	1,908	47,318
National Vision Holdings, Inc. (A)	3,735	38,919
OneWater Marine, Inc., Class A (A)	531	9,229
Penske Automotive Group, Inc.	2,431	370,582
Petco Health & Wellness Company, Inc. (A)	1,412	5,380
PetMed Express, Inc. (A)	654	3,152
Revolve Group, Inc. (A)	19,180	642,338
Sally Beauty Holdings, Inc. (A)	2,610	27,275
Shoe Carnival, Inc.	2,304	76,216
Signet Jewelers, Ltd.	3,151	254,317
Sonic Automotive, Inc., Class A	1,892	119,858
Sportsman's Warehouse Holdings, Inc. (A)	3,273	8,739
Stitch Fix, Inc., Class A (A)	3,724	16,050
The Cato Corp., Class A	1,957	7,632
The Gap, Inc.	17,966	424,537
The ODP Corp. (A)	3,276	74,496
Tilly's, Inc., Class A (A)	712	3,026
Upbound Group, Inc.	3,322	96,903
Urban Outfitters, Inc. (A)	4,475	245,588
Zumiez, Inc. (A)	1,822	34,928
		6,181,881
Textiles, apparel and luxury goods – 0.8%
Capri Holdings, Ltd. (A)	2,090	44,015
Carter's, Inc.	796	43,135
Culp, Inc. (A)	334	1,961
Figs, Inc., Class A (A)	3,836	23,745
Fossil Group, Inc. (A)	3,231	5,396
G-III Apparel Group, Ltd. (A)	3,404	111,038
Lakeland Industries, Inc.	1,110	28,361
Movado Group, Inc.	1,758	34,597
Oxford Industries, Inc.	5,180	408,080
Peace Mark Holdings, Ltd. (A)(B)	464,000	0
PVH Corp.	4,130	436,748
Rocky Brands, Inc.	802	18,286
Superior Group of Companies, Inc.	663	10,959
Under Armour, Inc., Class A (A)	9,493	78,602
Under Armour, Inc., Class C (A)	12,120	90,415
Unifi, Inc. (A)	2,453	15,331
Vera Bradley, Inc. (A)	2,034	7,994
		1,358,663
		23,025,061
Consumer staples – 4.1%
Beverages – 0.4%
MGP Ingredients, Inc.	571	22,480
Molson Coors Beverage Company, Class B	9,263	530,955
The Boston Beer Company, Inc., Class A (A)	246	73,795
		627,230
Consumer staples distribution and retail – 0.8%
Albertsons Companies, Inc., Class A	1,433	28,144

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Grocery Outlet Holding Corp. (A)	6,787	$105,945
Ingles Markets, Inc., Class A	1,365	87,961
Performance Food Group Company (A)	3,163	267,432
PriceSmart, Inc.	1,942	178,994
SpartanNash Company	3,523	64,541
The Andersons, Inc.	3,384	137,120
United Natural Foods, Inc. (A)	4,429	120,956
Village Super Market, Inc., Class A	685	21,845
Walgreens Boots Alliance, Inc.	20,825	194,297
Weis Markets, Inc.	2,517	170,451
		1,377,686
Food products – 2.4%
Alico, Inc.	650	16,855
B&G Foods, Inc.	1,941	13,373
Bunge Global SA	5,110	397,354
Calavo Growers, Inc.	731	18,641
Cal-Maine Foods, Inc.	3,388	348,693
Conagra Brands, Inc.	14,595	405,011
Darling Ingredients, Inc. (A)	6,259	210,866
Dole PLC	3,626	49,096
Farmer Brothers Company (A)	1,069	1,924
Flowers Foods, Inc.	3,593	74,231
Fresh Del Monte Produce, Inc.	3,959	131,478
Ingredion, Inc.	3,132	430,838
J&J Snack Foods Corp.	161	24,976
John B Sanfilippo & Son, Inc.	262	22,823
Mission Produce, Inc. (A)	3,247	46,659
Pilgrim's Pride Corp. (A)	2,738	124,278
Post Holdings, Inc. (A)	4,022	460,358
Seaboard Corp.	58	140,920
Seneca Foods Corp., Class A (A)	626	49,617
The Campbell's Company	5,850	244,998
The Hain Celestial Group, Inc. (A)	4,728	29,077
The J.M. Smucker Company	4,309	474,507
The Simply Good Foods Company (A)	3,540	137,989
Tootsie Roll Industries, Inc.	380	12,285
TreeHouse Foods, Inc. (A)	4,435	155,802
Utz Brands, Inc.	914	14,313
		4,036,962
Household products – 0.3%
Central Garden & Pet Company (A)	1,553	60,256
Central Garden & Pet Company, Class A (A)	4,014	132,663
Oil-Dri Corp. of America	531	46,537
Reynolds Consumer Products, Inc.	3,050	82,320
Spectrum Brands Holdings, Inc.	2,271	191,877
		513,653
Personal care products – 0.1%
Coty, Inc., Class A (A)	1,388	9,660
Edgewell Personal Care Company	4,648	156,173
Natural Alternatives International, Inc. (A)	200	858
Nature's Sunshine Products, Inc. (A)	1,118	16,390
Nu Skin Enterprises, Inc., Class A	2,988	20,587
USANA Health Sciences, Inc. (A)	935	33,557
		237,225
Tobacco – 0.1%
Universal Corp.	1,975	108,309
		6,901,065
Energy – 7.8%
Energy equipment and services – 1.7%
Archrock, Inc.	5,141	127,959
Atlas Energy Solutions, Inc.	1,669	37,018
Bristow Group, Inc. (A)	2,307	79,130
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
ChampionX Corp.	21,070	$572,893
DMC Global, Inc. (A)	1,495	10,988
Expro Group Holdings NV (A)	4,181	52,137
Forum Energy Technologies, Inc. (A)	377	5,840
Geospace Technologies Corp. (A)	516	5,170
Gulf Island Fabrication, Inc. (A)	3,019	20,559
Helix Energy Solutions Group, Inc. (A)	14,183	132,186
Helmerich & Payne, Inc.	6,377	204,192
Innovex International, Inc. (A)	2,878	40,206
Kodiak Gas Services, Inc.	1,571	64,144
Liberty Energy, Inc.	12,732	253,239
Nabors Industries, Ltd. (A)	530	30,300
Natural Gas Services Group, Inc. (A)	1,899	50,893
Noble Corp. PLC	2,611	81,985
NOV, Inc.	17,759	259,281
NPK International, Inc. (A)	6,750	51,773
Oil States International, Inc. (A)	4,041	20,447
Patterson-UTI Energy, Inc.	5,694	47,032
ProPetro Holding Corp. (A)	9,437	88,047
RPC, Inc.	15,278	90,751
SEACOR Marine Holdings, Inc. (A)	2,432	15,954
Seadrill, Ltd. (A)	3,419	133,102
Select Water Solutions, Inc.	7,658	101,392
TETRA Technologies, Inc. (A)	4,641	16,615
Tidewater, Inc. (A)	1,648	90,162
Transocean, Ltd. (A)	48,808	183,030
Valaris, Ltd. (A)	2,427	107,370
		2,973,795
Oil, gas and consumable fuels – 6.1%
Adams Resources & Energy, Inc.	482	18,196
Amplify Energy Corp. (A)	1,500	9,000
Antero Resources Corp. (A)	16,011	561,186
APA Corp.	14,878	343,533
Ardmore Shipping Corp.	3,297	40,059
Berry Corp.	5,062	20,906
California Resources Corp.	4,643	240,925
Chord Energy Corp.	1,901	222,265
Civitas Resources, Inc.	3,649	167,380
Clean Energy Fuels Corp. (A)	20,254	50,838
CNX Resources Corp. (A)	11,650	427,206
Comstock Resources, Inc. (A)	13,104	238,755
CONSOL Energy, Inc.	2,293	244,617
CVR Energy, Inc. (C)	3,660	68,588
Delek US Holdings, Inc.	6,133	113,461
DHT Holdings, Inc.	15,373	142,815
Dorian LPG, Ltd.	3,417	83,272
DT Midstream, Inc.	5,101	507,192
Evolution Petroleum Corp.	1,700	8,891
FutureFuel Corp.	4,276	22,620
Granite Ridge Resources, Inc.	5,668	36,615
Green Plains, Inc. (A)	3,377	32,014
Hallador Energy Company (A)	1,635	18,721
HF Sinclair Corp.	10,648	373,212
International Seaways, Inc.	3,851	138,405
Kosmos Energy, Ltd. (A)	12,623	43,171
Magnolia Oil & Gas Corp., Class A	32,107	750,662
Matador Resources Company	18,469	1,039,066
Murphy Oil Corp.	10,625	321,513
NACCO Industries, Inc., Class A	700	20,874
Nordic American Tankers, Ltd.	14,173	35,433
Northern Oil and Gas, Inc.	1,761	65,439
Ovintiv, Inc.	13,383	542,012
PBF Energy, Inc., Class A	8,650	229,658
Peabody Energy Corp.	9,665	202,385
Permian Resources Corp.	93,441	1,343,682

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PHX Minerals, Inc.	557	$2,228
Range Resources Corp.	10,191	366,672
REX American Resources Corp. (A)	1,688	70,373
Riley Exploration Permian, Inc.	491	15,673
SandRidge Energy, Inc.	3,343	39,147
Scorpio Tankers, Inc.	4,270	212,176
SFL Corp., Ltd.	10,526	107,576
Sitio Royalties Corp., Class A	1,924	36,902
SM Energy Company	7,412	287,289
Talos Energy, Inc. (A)	8,311	80,700
Teekay Corp., Ltd.	5,602	38,822
Teekay Tankers, Ltd., Class A	2,780	110,616
VAALCO Energy, Inc.	3,382	14,779
Vitesse Energy, Inc.	1,343	33,575
World Kinect Corp.	5,267	144,895
		10,285,990
		13,259,785
Financials – 23.3%
Banks – 13.5%
1st Source Corp.	2,021	117,986
ACNB Corp.	394	15,693
Amalgamated Financial Corp.	2,221	74,337
Amerant Bancorp, Inc.	2,770	62,076
Ameris Bancorp	13,083	818,603
Ames National Corp.	500	8,215
Arrow Financial Corp.	1,150	33,017
Associated Banc-Corp.	12,117	289,596
Atlantic Union Bankshares Corp.	6,903	261,486
Axos Financial, Inc. (A)	4,530	316,421
Banc of California, Inc.	821	12,693
BancFirst Corp.	343	40,193
Bank First Corp.	141	13,972
Bank of Hawaii Corp.	450	32,058
Bank of Marin Bancorp	1,851	43,998
Bank OZK	8,375	372,939
Bank7 Corp.	293	13,671
BankFinancial Corp.	2,146	27,243
BankUnited, Inc.	5,150	196,576
Bankwell Financial Group, Inc.	400	12,460
Banner Corp.	2,647	176,740
Bar Harbor Bankshares	1,690	51,680
BayCom Corp.	1,125	30,195
BCB Bancorp, Inc.	1,477	17,488
Berkshire Hills Bancorp, Inc.	4,155	118,127
Blue Foundry Bancorp (A)	912	8,947
Blue Ridge Bankshares, Inc. (A)	682	2,196
BOK Financial Corp.	3,776	401,955
Bridgewater Bancshares, Inc. (A)	798	10,781
Brookline Bancorp, Inc.	7,292	86,046
Business First Bancshares, Inc.	1,362	35,003
Byline Bancorp, Inc.	3,345	97,005
C&F Financial Corp.	312	22,230
Cadence Bank	12,218	420,910
Camden National Corp.	1,386	59,238
Capital Bancorp, Inc.	539	15,362
Capital City Bank Group, Inc.	1,865	68,352
Capitol Federal Financial, Inc.	11,378	67,244
Carter Bankshares, Inc. (A)	1,494	26,279
Cathay General Bancorp	5,360	255,190
Central Pacific Financial Corp.	2,460	71,463
Chemung Financial Corp.	723	35,290
Citizens & Northern Corp.	960	17,856
Civista Bancshares, Inc.	1,114	23,439
CNB Financial Corp.	1,562	38,831
Colony Bankcorp, Inc.	959	15,478
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Columbia Banking System, Inc.	3,918	$105,825
Columbia Financial, Inc. (A)	600	9,486
Comerica, Inc.	6,128	379,017
Community Financial System, Inc.	3,233	199,411
Community Trust Bancorp, Inc.	1,615	85,643
Community West Bancshares	600	11,622
ConnectOne Bancorp, Inc.	2,683	61,468
CrossFirst Bankshares, Inc. (A)	3,053	46,253
Customers Bancorp, Inc. (A)	2,568	125,010
CVB Financial Corp.	7,286	155,993
Dime Community Bancshares, Inc.	3,011	92,543
Eagle Bancorp, Inc.	2,765	71,973
Eastern Bankshares, Inc.	5,010	86,423
Enterprise Bancorp, Inc.	246	9,727
Enterprise Financial Services Corp.	2,602	146,753
Equity Bancshares, Inc., Class A	1,442	61,170
ESSA Bancorp, Inc.	897	17,492
Evans Bancorp, Inc.	380	16,454
Farmers National Banc Corp.	1,865	26,520
FB Financial Corp.	3,353	172,713
Financial Institutions, Inc.	1,481	40,416
First Bancorp (North Carolina)	3,210	141,144
First Bancorp (Puerto Rico)	12,860	239,067
First Bank	900	12,663
First Busey Corp.	4,369	102,977
First Business Financial Services, Inc.	974	45,086
First Commonwealth Financial Corp.	8,341	141,130
First Community Bankshares, Inc.	1,715	71,413
First Financial Bancorp	7,564	203,320
First Financial Corp.	1,432	66,144
First Financial Northwest, Inc.	1,100	23,870
First Foundation, Inc.	4,373	27,156
First Hawaiian, Inc.	8,309	215,619
First Horizon Corp.	25,469	512,946
First Internet Bancorp	777	27,964
First Interstate BancSystem, Inc., Class A	4,845	157,317
First Merchants Corp.	4,512	179,984
First Mid Bancshares, Inc.	1,570	57,807
First Northwest Bancorp	800	8,160
First Western Financial, Inc. (A)	421	8,231
Flushing Financial Corp.	2,921	41,712
FNB Corp.	24,113	356,390
FS Bancorp, Inc.	400	16,424
Fulton Financial Corp.	13,791	265,890
German American Bancorp, Inc.	1,155	46,454
Great Southern Bancorp, Inc.	1,117	66,685
Guaranty Bancshares, Inc.	693	23,978
Hancock Whitney Corp.	7,556	413,464
Hanmi Financial Corp.	3,082	72,797
HarborOne Bancorp, Inc.	4,217	49,887
HBT Financial, Inc.	500	10,950
Heartland Financial USA, Inc.	3,006	184,283
Heritage Commerce Corp.	5,322	49,920
Heritage Financial Corp.	2,815	68,968
Hilltop Holdings, Inc.	4,528	129,637
Home Bancorp, Inc.	902	41,681
Home BancShares, Inc.	5,517	156,131
HomeStreet, Inc. (A)	1,802	20,579
HomeTrust Bancshares, Inc.	560	18,861
Hope Bancorp, Inc.	10,431	128,197
Horizon Bancorp, Inc.	4,654	74,976
Independent Bank Corp. (Massachusetts)	2,735	175,560
Independent Bank Corp. (Michigan)	1,806	62,903
Independent Bank Group, Inc.	2,882	174,851
International Bancshares Corp.	4,680	295,589

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Investar Holding Corp.	500	$10,980
Kearny Financial Corp.	6,261	44,328
LCNB Corp.	600	9,078
Live Oak Bancshares, Inc.	752	29,742
Mercantile Bank Corp.	1,666	74,120
Metrocity Bankshares, Inc.	637	20,352
Metropolitan Bank Holding Corp. (A)	762	44,501
Mid Penn Bancorp, Inc.	1,196	34,493
Midland States Bancorp, Inc.	1,553	37,893
MidWestOne Financial Group, Inc.	1,343	39,108
MVB Financial Corp.	300	6,210
National Bank Holdings Corp., Class A	1,336	57,528
National Bankshares, Inc.	622	17,858
NBT Bancorp, Inc.	3,461	165,297
Nicolet Bankshares, Inc.	928	97,356
Northeast Bank	770	70,632
Northfield Bancorp, Inc.	4,825	56,067
Northrim BanCorp, Inc.	647	50,427
Northwest Bancshares, Inc.	9,669	127,534
Norwood Financial Corp.	1,188	32,320
OceanFirst Financial Corp.	5,012	90,717
OFG Bancorp	4,124	174,528
Old National Bancorp	20,659	448,404
Old Second Bancorp, Inc.	3,374	59,990
OP Bancorp	1,000	15,810
Origin Bancorp, Inc.	1,486	49,469
Orrstown Financial Services, Inc.	500	18,305
Pacific Premier Bancorp, Inc.	6,843	170,528
Park National Corp.	235	40,286
Pathward Financial, Inc.	1,912	140,685
PCB Bancorp	836	16,921
Peapack-Gladstone Financial Corp.	1,625	52,081
Penns Woods Bancorp, Inc.	863	26,227
Peoples Bancorp, Inc.	2,883	91,362
Peoples Financial Services Corp.	254	13,000
Pinnacle Financial Partners, Inc.	8,896	1,017,613
Popular, Inc.	4,551	428,067
Preferred Bank	672	58,047
Premier Financial Corp.	2,871	73,411
Primis Financial Corp.	3,850	44,891
Prosperity Bancshares, Inc.	5,639	424,899
Provident Financial Holdings, Inc.	1,778	28,288
Provident Financial Services, Inc.	9,040	170,585
QCR Holdings, Inc.	1,449	116,847
RBB Bancorp	1,075	22,027
Renasant Corp.	4,994	178,536
Republic Bancorp, Inc., Class A	1,139	79,582
Riverview Bancorp, Inc.	3,925	22,530
S&T Bancorp, Inc.	3,105	118,673
Sandy Spring Bancorp, Inc.	3,344	112,726
Seacoast Banking Corp. of Florida	2,776	76,423
Shore Bancshares, Inc.	2,923	46,330
Sierra Bancorp	1,759	50,870
Simmons First National Corp., Class A	9,236	204,854
SmartFinancial, Inc.	886	27,448
South Plains Financial, Inc.	443	15,394
Southern First Bancshares, Inc. (A)	537	21,346
Southern Missouri Bancorp, Inc.	1,012	58,058
Southside Bancshares, Inc.	1,224	38,874
SouthState Corp.	4,288	426,570
Stellar Bancorp, Inc.	783	22,198
Stock Yards Bancorp, Inc.	545	39,027
Synovus Financial Corp.	6,477	331,817
Territorial Bancorp, Inc.	1,722	16,755
Texas Capital Bancshares, Inc. (A)	3,434	268,539
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
TFS Financial Corp.	1,758	$22,080
The Bank of NT Butterfield & Son, Ltd.	904	33,041
The First Bancorp, Inc.	1,316	35,993
The First Bancshares, Inc.	1,916	67,060
The First of Long Island Corp.	2,386	27,868
The Hingham Institution for Savings	69	17,536
Third Coast Bancshares, Inc. (A)	481	16,330
Tompkins Financial Corp.	739	50,126
Towne Bank	5,579	190,021
TriCo Bancshares	1,406	61,442
Triumph Financial, Inc. (A)	200	18,176
Trustmark Corp.	4,932	174,445
UMB Financial Corp.	1,305	147,282
United Bankshares, Inc.	7,422	278,696
United Community Banks, Inc.	6,679	215,798
Unity Bancorp, Inc.	430	18,752
Univest Financial Corp.	2,739	80,828
Valley National Bancorp	26,605	241,041
Veritex Holdings, Inc.	3,741	101,606
WaFd, Inc.	6,248	201,436
Washington Trust Bancorp, Inc.	1,035	32,447
Webster Financial Corp.	8,201	452,859
WesBanco, Inc.	4,554	148,187
Westamerica BanCorp	265	13,902
Western Alliance Bancorp	2,670	223,052
Western New England Bancorp, Inc.	3,609	33,203
Wintrust Financial Corp.	3,553	443,095
WSFS Financial Corp.	4,396	233,559
Zions Bancorp NA	7,356	399,063
		23,001,521
Capital markets – 2.5%
Affiliated Managers Group, Inc.	123	22,745
DigitalBridge Group, Inc.	4,243	47,861
Franklin Resources, Inc.	13,638	276,715
Houlihan Lokey, Inc.	5,883	1,021,642
Invesco, Ltd.	24,463	427,613
Janus Henderson Group PLC	9,360	398,081
Oppenheimer Holdings, Inc., Class A	668	42,812
PJT Partners, Inc., Class A	6,958	1,098,042
Stifel Financial Corp.	6,305	668,834
StoneX Group, Inc. (A)	2,062	202,014
Virtus Investment Partners, Inc.	126	27,793
		4,234,152
Consumer finance – 1.4%
Ally Financial, Inc.	18,145	653,401
Atlanticus Holdings Corp. (A)	505	28,169
Bread Financial Holdings, Inc.	4,024	245,705
Consumer Portfolio Services, Inc. (A)	1,066	11,577
Encore Capital Group, Inc. (A)	2,077	99,218
Enova International, Inc. (A)	2,351	225,414
EZCORP, Inc., Class A (A)	4,801	58,668
FirstCash Holdings, Inc.	376	38,954
Green Dot Corp., Class A (A)	3,440	36,602
LendingClub Corp. (A)	7,056	114,237
Navient Corp.	9,692	128,807
Nelnet, Inc., Class A	2,038	217,679
Old Market Capital Corp. (A)	75	482
OneMain Holdings, Inc.	7,063	368,194
PRA Group, Inc. (A)	3,071	64,153
Regional Management Corp.	573	19,471
World Acceptance Corp. (A)	141	15,854
		2,326,585
Financial services – 2.1%
Acacia Research Corp. (A)	2,172	9,426

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Alerus Financial Corp.	904	$17,393
BM Technologies, Inc. (A)	367	1,795
California First Leasing Corp.	278	6,052
Enact Holdings, Inc.	1,100	35,618
Essent Group, Ltd.	4,261	231,969
Federal Agricultural Mortgage Corp., Class C	561	110,489
Flywire Corp., Class A (A)	37,174	766,528
Jackson Financial, Inc., Class A	5,691	495,572
Merchants Bancorp	1,376	50,183
MGIC Investment Corp.	17,269	409,448
Mr. Cooper Group, Inc. (A)	3,087	296,383
NCR Atleos Corp. (A)	382	12,957
NMI Holdings, Inc. (A)	5,822	214,017
Onity Group, Inc. (A)	315	9,674
Paysafe, Ltd. (A)	1,393	23,820
PennyMac Financial Services, Inc.	2,632	268,832
Radian Group, Inc.	9,022	286,178
Repay Holdings Corp. (A)	3,834	29,253
TrustCo Bank Corp. NY	1,826	60,824
Velocity Financial, Inc. (A)	1,439	28,147
Voya Financial, Inc.	1,153	79,361
Walker & Dunlop, Inc.	814	79,129
Waterstone Financial, Inc.	3,099	41,651
		3,564,699
Insurance – 3.8%
Ambac Financial Group, Inc. (A)	3,281	41,505
Assured Guaranty, Ltd.	4,154	373,902
Axis Capital Holdings, Ltd.	5,166	457,811
Bowhead Specialty Holdings, Inc. (A)	16,659	591,728
Brighthouse Financial, Inc. (A)	4,535	217,861
CNO Financial Group, Inc.	6,452	240,079
Donegal Group, Inc., Class A	2,876	44,492
Employers Holdings, Inc.	2,283	116,958
Enstar Group, Ltd. (A)	1,090	351,035
F&G Annuities & Life, Inc.	527	21,839
Fidelis Insurance Holdings, Ltd.	1,562	28,319
First American Financial Corp.	4,838	302,085
Fundamental Global, Inc. (A)	44	1,023
Genworth Financial, Inc. (A)	33,097	231,348
Globe Life, Inc.	2,244	250,251
Greenlight Capital Re, Ltd., Class A (A)	2,616	36,624
Heritage Insurance Holdings, Inc. (A)	657	7,950
Hippo Holdings, Inc. (A)	559	14,964
Horace Mann Educators Corp.	3,303	129,577
Investors Title Company	189	44,748
James River Group Holdings, Ltd.	2,157	10,505
Kemper Corp.	1,971	130,953
Mercury General Corp.	3,506	233,079
Old Republic International Corp.	13,000	470,470
ProAssurance Corp. (A)	4,655	74,061
Reinsurance Group of America, Inc.	920	196,540
RenaissanceRe Holdings, Ltd.	600	149,286
Safety Insurance Group, Inc.	612	50,429
SelectQuote, Inc. (A)	4,673	17,384
SiriusPoint, Ltd. (A)	10,334	169,374
Skyward Specialty Insurance Group, Inc. (A)	349	17,638
Stewart Information Services Corp.	1,817	122,629
Tiptree, Inc.	3,689	76,953
United Fire Group, Inc.	1,897	53,970
Universal Insurance Holdings, Inc.	3,287	69,224
Unum Group	10,883	794,785
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
White Mountains Insurance Group, Ltd.	177	$344,276
		6,485,655
		39,612,612
Health care – 12.6%
Biotechnology – 4.7%
Allogene Therapeutics, Inc. (A)	4,442	9,461
Anika Therapeutics, Inc. (A)	1,585	26,089
Arcutis Biotherapeutics, Inc. (A)	27,230	379,314
BioCryst Pharmaceuticals, Inc. (A)	57,808	434,716
Crinetics Pharmaceuticals, Inc. (A)	13,370	683,608
CRISPR Therapeutics AG (A)	292	11,493
Cullinan Therapeutics, Inc. (A)	1,880	22,898
Dynavax Technologies Corp. (A)	6,329	80,821
Editas Medicine, Inc. (A)	4,847	6,156
Emergent BioSolutions, Inc. (A)	2,676	25,583
Generation Bio Company (A)	4,046	4,289
Halozyme Therapeutics, Inc. (A)	11,010	526,388
Insmed, Inc. (A)	10,022	691,919
Intellia Therapeutics, Inc. (A)	1,569	18,295
Ionis Pharmaceuticals, Inc. (A)	16,300	569,848
iTeos Therapeutics, Inc. (A)	1,538	11,812
Kodiak Sciences, Inc. (A)	1,185	11,791
Krystal Biotech, Inc. (A)	3,046	477,186
Myriad Genetics, Inc. (A)	781	10,708
Nkarta, Inc. (A)	2,121	5,281
ORIC Pharmaceuticals, Inc. (A)	1,649	13,307
PDL BioPharma, Inc. (A)(B)	5,434	3,260
REGENXBIO, Inc. (A)	1,845	14,262
Relay Therapeutics, Inc. (A)	3,430	14,132
Sage Therapeutics, Inc. (A)	2,666	14,476
SpringWorks Therapeutics, Inc. (A)	18,130	655,037
Travere Therapeutics, Inc. (A)	28,532	497,027
Ultragenyx Pharmaceutical, Inc. (A)	13,600	572,152
Vanda Pharmaceuticals, Inc. (A)	4,716	22,590
Vera Therapeutics, Inc. (A)	16,236	686,620
Veracyte, Inc. (A)	17,781	704,128
Vericel Corp. (A)	13,917	764,182
Vir Biotechnology, Inc. (A)	2,770	20,332
Voyager Therapeutics, Inc. (A)	1,361	7,717
Zymeworks, Inc. (A)	1,431	20,950
		8,017,828
Health care equipment and supplies – 2.0%
AngioDynamics, Inc. (A)	3,198	29,294
Artivion, Inc. (A)	18,201	520,367
AtriCure, Inc. (A)	19,543	597,234
Avanos Medical, Inc. (A)	4,440	70,685
CONMED Corp.	853	58,379
Dentsply Sirona, Inc.	6,297	119,517
Enovis Corp. (A)	4,175	183,199
Envista Holdings Corp. (A)	10,702	206,442
FONAR Corp. (A)	463	7,010
Globus Medical, Inc., Class A (A)	8,835	730,743
ICU Medical, Inc. (A)	440	68,275
Inogen, Inc. (A)	1,678	15,387
Integer Holdings Corp. (A)	1,879	249,005
Integra LifeSciences Holdings Corp. (A)	2,688	60,964
Kewaunee Scientific Corp. (A)	83	5,135
LivaNova PLC (A)	1,624	75,207
Neogen Corp. (A)	6,570	79,760
Omnicell, Inc. (A)	1,127	50,174
OraSure Technologies, Inc. (A)	4,040	14,584
Orthofix Medical, Inc. (A)	2,161	37,731
OrthoPediatrics Corp. (A)	645	14,951
QuidelOrtho Corp. (A)	824	36,709

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
STAAR Surgical Company (A)	405	$9,837
Tactile Systems Technology, Inc. (A)	1,515	25,952
Utah Medical Products, Inc.	289	17,765
Varex Imaging Corp. (A)	4,007	58,462
		3,342,768
Health care providers and services – 2.2%
Acadia Healthcare Company, Inc. (A)	11,115	440,710
AdaptHealth Corp. (A)	3,117	29,674
Addus HomeCare Corp. (A)	1,233	154,557
Amedisys, Inc. (A)	2,199	199,647
Astrana Health, Inc. (A)	486	15,324
Castle Biosciences, Inc. (A)	726	19,348
Cross Country Healthcare, Inc. (A)	3,819	69,353
Enhabit, Inc. (A)	3,691	28,827
Fulgent Genetics, Inc. (A)	2,388	44,106
HealthEquity, Inc. (A)	6,963	668,100
National HealthCare Corp.	1,244	133,805
NeoGenomics, Inc. (A)	1,332	21,951
OPKO Health, Inc. (A)	8,398	12,345
Option Care Health, Inc. (A)	3,981	92,359
Owens & Minor, Inc. (A)	6,034	78,864
Patterson Companies, Inc.	6,133	189,264
Pediatrix Medical Group, Inc. (A)	5,689	74,640
Premier, Inc., Class A	6,706	142,167
Select Medical Holdings Corp.	3,496	65,900
Surgery Partners, Inc. (A)	3,883	82,203
Tenet Healthcare Corp. (A)	2,514	317,342
Universal Health Services, Inc., Class B	1,553	278,639
US Physical Therapy, Inc.	7,048	625,228
		3,784,353
Health care technology – 0.2%
American Well Corp., Class A (A)	478	3,466
Certara, Inc. (A)	5,777	61,525
Definitive Healthcare Corp. (A)	1,330	5,466
Evolent Health, Inc., Class A (A)	1,381	15,536
Health Catalyst, Inc. (A)	2,468	17,449
HealthStream, Inc.	1,969	62,614
Simulations Plus, Inc.	373	10,403
Teladoc Health, Inc. (A)	7,613	69,202
TruBridge, Inc. (A)	1,067	21,041
		266,702
Life sciences tools and services – 1.3%
Azenta, Inc. (A)	16,932	846,600
Bio-Rad Laboratories, Inc., Class A (A)	900	295,659
CryoPort, Inc. (A)	1,600	12,448
Harvard Bioscience, Inc. (A)	5,200	10,972
MaxCyte, Inc. (A)	3,699	15,388
Medpace Holdings, Inc. (A)	2,184	725,590
OmniAb, Inc. (A)	6,457	22,858
OmniAb, Inc., $12.50 Earnout Shares (A)	240	492
OmniAb, Inc., $15.00 Earnout Shares (A)	240	431
Personalis, Inc. (A)	1,146	6,624
Quanterix Corp. (A)	851	9,046
Revvity, Inc.	2,345	261,725
Seer, Inc. (A)	2,095	4,839
		2,212,672
Pharmaceuticals – 2.2%
Amphastar Pharmaceuticals, Inc. (A)	815	30,261
ANI Pharmaceuticals, Inc. (A)	800	44,224
Cumberland Pharmaceuticals, Inc. (A)	956	2,266
Elanco Animal Health, Inc. (A)	26,472	320,576
Innoviva, Inc. (A)	5,799	100,613
Intra-Cellular Therapies, Inc. (A)	9,010	752,515
Jazz Pharmaceuticals PLC (A)	1,727	212,680
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Ligand Pharmaceuticals, Inc. (A)	1,301	$139,402
Pacira BioSciences, Inc. (A)	1,978	37,266
Perrigo Company PLC	9,542	245,325
Phathom Pharmaceuticals, Inc. (A)	38,831	315,308
Phibro Animal Health Corp., Class A	1,429	30,009
Pliant Therapeutics, Inc. (A)	1,976	26,024
Prestige Consumer Healthcare, Inc. (A)	1,549	120,961
SIGA Technologies, Inc.	1,821	10,944
Supernus Pharmaceuticals, Inc. (A)	20,968	758,203
Terns Pharmaceuticals, Inc. (A)	3,577	19,817
Viatris, Inc.	50,346	626,808
		3,793,202
		21,417,525
Industrials – 17.4%
Aerospace and defense – 1.1%
AAR Corp. (A)	3,005	184,146
AerSale Corp. (A)	635	4,001
Astronics Corp. (A)	1,307	20,860
Cadre Holdings, Inc.	13,505	436,212
Ducommun, Inc. (A)	1,245	79,257
Hexcel Corp.	11,282	707,381
Kratos Defense & Security Solutions, Inc. (A)	3,850	101,563
Mercury Systems, Inc. (A)	3,577	150,234
National Presto Industries, Inc.	644	63,382
Park Aerospace Corp.	2,083	30,516
SIFCO Industries, Inc. (A)	1,000	3,545
V2X, Inc. (A)	1,029	49,217
		1,830,314
Air freight and logistics – 0.2%
Air Transport Services Group, Inc. (A)	7,279	159,992
Hub Group, Inc., Class A	4,836	215,492
Radiant Logistics, Inc. (A)	3,764	25,219
		400,703
Building products – 1.2%
American Woodmark Corp. (A)	1,615	128,441
Apogee Enterprises, Inc.	1,785	127,467
AZZ, Inc.	1,376	112,722
Gibraltar Industries, Inc. (A)	12,864	757,690
Hayward Holdings, Inc. (A)	4,354	66,573
Insteel Industries, Inc.	1,689	45,620
Janus International Group, Inc. (A)	1,805	13,267
JELD-WEN Holding, Inc. (A)	4,097	33,554
Masterbrand, Inc. (A)	3,705	54,130
Quanex Building Products Corp.	2,993	72,550
Resideo Technologies, Inc. (A)	9,178	211,553
UFP Industries, Inc.	3,246	365,662
		1,989,229
Commercial services and supplies – 1.5%
ABM Industries, Inc.	5,020	256,924
ACCO Brands Corp.	8,323	43,696
Acme United Corp.	733	27,363
Brady Corp., Class A	2,544	187,874
BrightView Holdings, Inc. (A)	7,005	112,010
Civeo Corp.	673	15,291
Deluxe Corp.	3,291	74,344
Ennis, Inc.	2,608	55,003
Enviri Corp. (A)	7,551	58,143
Healthcare Services Group, Inc. (A)	2,180	25,321
HNI Corp.	1,894	95,401
Interface, Inc.	34,565	841,658
Matthews International Corp., Class A	2,517	69,671
MillerKnoll, Inc.	1,587	35,850

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Montrose Environmental Group, Inc. (A)	393	$7,290
NL Industries, Inc.	3,260	25,330
OPENLANE, Inc. (A)	8,224	163,164
Steelcase, Inc., Class A	6,532	77,208
UniFirst Corp.	667	114,117
Vestis Corp.	2,304	35,113
Virco Manufacturing Corp.	1,200	12,300
VSE Corp.	1,368	130,097
		2,463,168
Construction and engineering – 1.3%
Arcosa, Inc.	3,364	325,433
Bowman Consulting Group, Ltd. (A)	447	11,153
Concrete Pumping Holdings, Inc. (A)	1,800	11,988
Great Lakes Dredge & Dock Corp. (A)	6,888	77,766
IES Holdings, Inc. (A)	847	170,213
Matrix Service Company (A)	1,100	13,167
MYR Group, Inc. (A)	326	48,499
Northwest Pipe Company (A)	1,306	63,028
Orion Group Holdings, Inc. (A)	4,263	31,248
Primoris Services Corp.	4,151	317,136
Sterling Infrastructure, Inc. (A)	5,711	962,018
Tutor Perini Corp. (A)	4,167	100,841
		2,132,490
Electrical equipment – 0.6%
Allient, Inc.	689	16,729
Atkore, Inc.	417	34,799
Communications Systems, Inc. (A)(B)	450	68
EnerSys	1,533	141,695
LSI Industries, Inc.	3,216	62,455
Preformed Line Products Company	492	62,873
Regal Rexnord Corp.	2,452	380,379
Sensata Technologies Holding PLC	5,518	151,193
Sunrun, Inc. (A)	8,138	75,277
Thermon Group Holdings, Inc. (A)	3,483	100,206
Ultralife Corp. (A)	1,984	14,781
		1,040,455
Ground transportation – 1.4%
ArcBest Corp.	1,927	179,828
Covenant Logistics Group, Inc.	1,138	62,032
Heartland Express, Inc.	4,107	46,081
Hertz Global Holdings, Inc. (A)	1,310	4,795
Knight-Swift Transportation Holdings, Inc.	8,732	463,145
Marten Transport, Ltd.	6,368	99,404
PAMT Corp. (A)	2,085	34,152
Ryder System, Inc.	2,652	415,993
Schneider National, Inc., Class B	18,365	537,727
U-Haul Holding Company (A)	1,039	71,785
U-Haul Holding Company, Series N	4,188	268,241
Universal Logistics Holdings, Inc.	600	27,564
Werner Enterprises, Inc.	4,155	149,248
		2,359,995
Machinery – 4.9%
3D Systems Corp. (A)	5,104	16,741
AGCO Corp.	3,683	344,287
Alamo Group, Inc.	1,074	199,667
Albany International Corp., Class A	743	59,418
Astec Industries, Inc.	2,415	81,144
Barnes Group, Inc.	2,969	140,315
Chart Industries, Inc. (A)	640	122,138
CNH Industrial NV	29,127	330,009
Columbus McKinnon Corp.	13,988	520,913
Commercial Vehicle Group, Inc. (A)	2,492	6,180
Douglas Dynamics, Inc.	400	9,452
Enerpac Tool Group Corp.	11,210	460,619
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Enpro, Inc.	1,502	$259,020
ESCO Technologies, Inc.	1,785	237,780
Gates Industrial Corp. PLC (A)	57,923	1,191,476
Gencor Industries, Inc. (A)	1,462	25,804
Graham Corp. (A)	333	14,809
Helios Technologies, Inc.	1,138	50,800
Hillenbrand, Inc.	2,674	82,306
Hillman Solutions Corp. (A)	4,298	41,863
Hurco Companies, Inc.	1,054	20,332
Hyster-Yale, Inc.	466	23,733
John Bean Technologies Corp.	296	37,622
Kennametal, Inc.	6,313	151,638
LB Foster Company, Class A (A)	1,699	45,703
Luxfer Holdings PLC	1,836	24,033
Mayville Engineering Company, Inc. (A)	1,096	17,229
Miller Industries, Inc.	1,113	72,746
Mueller Industries, Inc.	4,486	356,009
NN, Inc. (A)	2,376	7,770
Oshkosh Corp.	1,232	117,126
Park-Ohio Holdings Corp.	749	19,676
Perma-Pipe International Holdings, Inc. (A)	1,100	16,445
Proto Labs, Inc. (A)	1,588	62,075
RBC Bearings, Inc. (A)	2,745	821,139
SPX Technologies, Inc. (A)	8,452	1,229,935
Standex International Corp.	310	57,967
Stanley Black & Decker, Inc.	3,680	295,467
Stratasys, Ltd. (A)	1,753	15,584
Tennant Company	208	16,958
Terex Corp.	1,727	79,822
The Eastern Company	1,145	30,388
The Gorman-Rupp Company	1,454	55,136
The Greenbrier Companies, Inc.	2,830	172,602
The Manitowoc Company, Inc. (A)	3,343	30,522
The Shyft Group, Inc.	900	10,566
The Timken Company	1,134	80,934
Titan International, Inc. (A)	6,524	44,298
Trinity Industries, Inc.	6,387	224,184
Twin Disc, Inc.	1,650	19,388
Wabash National Corp.	769	13,173
		8,364,941
Marine transportation – 0.5%
Costamare, Inc.	9,592	123,257
Genco Shipping & Trading, Ltd.	4,550	63,427
Kirby Corp. (A)	2,675	283,015
Matson, Inc.	2,246	302,851
Pangaea Logistics Solutions, Ltd.	1,768	9,476
		782,026
Passenger airlines – 0.7%
Alaska Air Group, Inc. (A)	7,968	515,928
Allegiant Travel Company	1,247	117,368
Copa Holdings SA, Class A	905	79,531
JetBlue Airways Corp. (A)	22,528	177,070
SkyWest, Inc. (A)	3,117	312,105
Sun Country Airlines Holdings, Inc. (A)	3,223	46,991
		1,248,993
Professional services – 1.8%
Alight, Inc., Class A	20,197	139,763
Asure Software, Inc. (A)	1,391	13,089
BGSF, Inc.	800	4,192
CACI International, Inc., Class A (A)	1,772	715,994
Clarivate PLC (A)	26,193	133,060
Concentrix Corp.	1,811	78,362
Conduent, Inc. (A)	14,444	58,354
Dun & Bradstreet Holdings, Inc.	16,976	211,521

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Exponent, Inc.	7,837	$698,277
First Advantage Corp. (A)	1,878	35,175
Genpact, Ltd.	4,490	192,846
Heidrick & Struggles International, Inc.	1,672	74,086
ICF International, Inc.	1,210	144,244
Kelly Services, Inc., Class A	3,287	45,821
Korn Ferry	3,492	235,535
ManpowerGroup, Inc.	2,142	123,636
Maximus, Inc.	452	33,742
Mistras Group, Inc. (A)	2,232	20,222
NV5 Global, Inc. (A)	2,132	40,167
Paycor HCM, Inc. (A)	1,213	22,525
Planet Labs PBC (A)	5,100	20,604
Resources Connection, Inc.	4,120	35,144
Science Applications International Corp.	95	10,619
TrueBlue, Inc. (A)	3,219	27,040
Willdan Group, Inc. (A)	400	15,236
		3,129,254
Trading companies and distributors – 2.2%
Air Lease Corp.	8,043	387,753
Applied Industrial Technologies, Inc.	2,163	517,974
BlueLinx Holdings, Inc. (A)	893	91,229
Boise Cascade Company	3,002	356,818
Distribution Solutions Group, Inc. (A)	1,306	44,926
DNOW, Inc. (A)	9,968	129,684
DXP Enterprises, Inc. (A)	1,567	129,466
GMS, Inc. (A)	1,599	135,643
Hudson Technologies, Inc. (A)	2,645	14,759
McGrath RentCorp	1,288	144,024
MRC Global, Inc. (A)	2,745	35,081
MSC Industrial Direct Company, Inc., Class A	944	70,507
Rush Enterprises, Inc., Class A	4,744	259,924
Rush Enterprises, Inc., Class B	1,275	69,411
SiteOne Landscape Supply, Inc. (A)	5,915	779,420
Titan Machinery, Inc. (A)	2,366	33,432
WESCO International, Inc.	2,849	515,555
Willis Lease Finance Corp.	406	84,265
		3,799,871
		29,541,439
Information technology – 10.9%
Communications equipment – 0.7%
Aviat Networks, Inc. (A)	829	15,013
Calix, Inc. (A)	892	31,104
Clearfield, Inc. (A)	468	14,508
Comtech Telecommunications Corp. (A)	2,706	10,851
Digi International, Inc. (A)	3,264	98,671
Juniper Networks, Inc.	6,436	241,028
KVH Industries, Inc. (A)	910	5,187
NETGEAR, Inc. (A)	3,326	92,696
NetScout Systems, Inc. (A)	5,946	128,790
Optical Cable Corp. (A)	931	3,361
Ribbon Communications, Inc. (A)	8,541	35,531
Viasat, Inc. (A)	5,073	43,171
Viavi Solutions, Inc. (A)	51,376	518,898
		1,238,809
Electronic equipment, instruments and components – 3.9%
Advanced Energy Industries, Inc.	5,902	682,448
Arrow Electronics, Inc. (A)	4,127	466,846
Avnet, Inc.	7,025	367,548
Bel Fuse, Inc., Class B	1,207	99,541
Benchmark Electronics, Inc.	3,313	150,410
Coherent Corp. (A)	1,630	154,410
Crane NXT Company	817	47,566
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
CTS Corp.	2,135	$112,579
Daktronics, Inc. (A)	3,929	66,243
ePlus, Inc. (A)	1,924	142,145
FARO Technologies, Inc. (A)	684	17,346
Flex, Ltd. (A)	12,550	481,795
IPG Photonics Corp. (A)	1,091	79,338
Key Tronic Corp. (A)	1,900	7,923
Kimball Electronics, Inc. (A)	3,036	56,864
Knowles Corp. (A)	7,107	141,643
Methode Electronics, Inc.	2,971	35,028
Mirion Technologies, Inc. (A)	4,852	84,667
Novanta, Inc. (A)	6,518	995,755
OSI Systems, Inc. (A)	1,088	182,164
PC Connection, Inc.	2,191	151,771
Plexus Corp. (A)	2,005	313,742
RF Industries, Ltd. (A)	120	469
Richardson Electronics, Ltd.	1,461	20,498
Rogers Corp. (A)	1,273	129,350
Sanmina Corp. (A)	4,287	324,397
ScanSource, Inc. (A)	2,542	120,618
SmartRent, Inc. (A)	4,300	7,525
TD SYNNEX Corp.	5,567	652,898
TTM Technologies, Inc. (A)	9,163	226,784
Vishay Intertechnology, Inc.	10,499	177,853
Vishay Precision Group, Inc. (A)	1,686	39,570
		6,537,734
IT services – 0.2%
ASGN, Inc. (A)	983	81,923
Brightcove, Inc. (A)	2,443	10,627
DXC Technology Company (A)	11,970	239,161
Fastly, Inc., Class A (A)	2,307	21,778
Information Services Group, Inc.	4,400	14,696
		368,185
Semiconductors and semiconductor equipment – 2.5%
Allegro MicroSystems, Inc. (A)	28,561	624,343
Alpha & Omega Semiconductor, Ltd. (A)	2,746	101,684
Amkor Technology, Inc.	12,710	326,520
Amtech Systems, Inc. (A)	2,404	13,102
Axcelis Technologies, Inc. (A)	200	13,974
CEVA, Inc. (A)	1,976	62,343
Cohu, Inc. (A)	3,994	106,640
Diodes, Inc. (A)	2,678	165,152
FormFactor, Inc. (A)	1,371	60,324
Ichor Holdings, Ltd. (A)	2,659	85,673
Indie Semiconductor, Inc., Class A (A)	5,883	23,826
Kulicke & Soffa Industries, Inc.	3,517	164,103
MACOM Technology Solutions Holdings, Inc. (A)	8,994	1,168,411
Magnachip Semiconductor Corp. (A)	2,526	10,155
MaxLinear, Inc. (A)	997	19,721
Penguin Solutions, Inc. (A)	600	11,514
Photronics, Inc. (A)	5,322	125,386
Power Integrations, Inc.	4,758	293,569
Qorvo, Inc. (A)	473	33,077
Silicon Laboratories, Inc. (A)	5,479	680,601
Synaptics, Inc. (A)	154	11,753
Ultra Clean Holdings, Inc. (A)	3,668	131,865
Veeco Instruments, Inc. (A)	1,122	30,070
		4,263,806
Software – 3.5%
Appfolio, Inc., Class A (A)	2,820	695,750
Aspen Technology, Inc. (A)	1,718	428,864
Aware, Inc. (A)	2,160	4,212

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cerence, Inc. (A)	2,239	$17,576
Consensus Cloud Solutions, Inc. (A)	218	5,201
CyberArk Software, Ltd. (A)	5,043	1,680,055
Daily Journal Corp. (A)	41	23,288
Digital Turbine, Inc. (A)	2,201	3,720
DoubleVerify Holdings, Inc. (A)	1,162	22,322
E2open Parent Holdings, Inc. (A)	9,012	23,972
Intapp, Inc. (A)	25,806	1,653,907
LiveRamp Holdings, Inc. (A)	2,165	65,751
Logility Supply Chain Solutions, Inc.	1,000	11,080
Matterport, Inc. (A)	13,199	62,563
Mitek Systems, Inc. (A)	1,915	21,314
N-able, Inc. (A)	1,979	18,484
Olo, Inc., Class A (A)	5,945	45,658
ON24, Inc. (A)	2,666	17,222
OneSpan, Inc. (A)	1,151	21,340
SecureWorks Corp., Class A (A)	1,000	8,460
SolarWinds Corp.	10,599	151,036
The Descartes Systems Group, Inc. (A)	7,664	870,630
Verint Systems, Inc. (A)	1,067	29,289
Xperi, Inc. (A)	1,943	19,955
		5,901,649
Technology hardware, storage and peripherals – 0.1%
AstroNova, Inc. (A)	1,439	17,282
Corsair Gaming, Inc. (A)	3,313	21,899
Diebold Nixdorf, Inc. (A)	963	41,448
Eastman Kodak Company (A)	2,273	14,934
Xerox Holdings Corp.	12,185	102,720
		198,283
		18,508,466
Materials – 5.5%
Chemicals – 2.8%
AdvanSix, Inc.	2,405	68,518
Alto Ingredients, Inc. (A)	3,300	5,148
American Vanguard Corp.	2,933	13,580
Arcadium Lithium PLC (A)	1,263	6,479
Ashland, Inc.	3,606	257,685
Avient Corp.	20,844	851,686
Balchem Corp.	4,330	705,768
Celanese Corp.	1,716	118,764
Core Molding Technologies, Inc. (A)	1,000	16,540
Eastman Chemical Company	3,428	313,045
Ecovyst, Inc. (A)	9,373	71,610
FMC Corp.	287	13,951
HB Fuller Company	1,336	90,153
Huntsman Corp.	13,005	234,480
Innospec, Inc.	1,705	187,652
Intrepid Potash, Inc. (A)	1,117	24,485
Koppers Holdings, Inc.	1,694	54,886
Kronos Worldwide, Inc.	3,820	37,245
LSB Industries, Inc. (A)	3,748	28,447
Mativ Holdings, Inc.	4,760	51,884
Minerals Technologies, Inc.	2,720	207,291
Olin Corp.	5,905	199,589
Orion SA	702	11,085
Perimeter Solutions, Inc. (A)	4,158	53,139
Quaker Chemical Corp.	3,792	533,762
Rayonier Advanced Materials, Inc. (A)	4,555	37,579
Sensient Technologies Corp.	756	53,873
Stepan Company	1,504	97,309
The Mosaic Company	14,532	357,197
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Tronox Holdings PLC	11,977	$120,608
		4,823,438
Containers and packaging – 0.7%
Amcor PLC	30,448	286,516
Graphic Packaging Holding Company	7,138	193,868
Greif, Inc., Class A	1,784	109,038
Greif, Inc., Class B	913	61,947
Myers Industries, Inc.	2,350	25,944
O-I Glass, Inc. (A)	7,974	86,438
Pactiv Evergreen, Inc.	4,701	82,126
Ranpak Holdings Corp. (A)	1,842	12,673
Silgan Holdings, Inc.	2,490	129,605
Sonoco Products Company	3,071	150,018
TriMas Corp.	2,295	56,434
		1,194,607
Metals and mining – 1.9%
Alcoa Corp.	8,882	335,562
Alpha Metallurgical Resources, Inc. (A)	1,017	203,522
Ampco-Pittsburgh Corp. (A)	1,644	3,436
Arch Resources, Inc.	1,333	188,246
Ascent Industries Company (A)	2,209	24,697
Century Aluminum Company (A)	1,689	30,774
Cleveland-Cliffs, Inc. (A)	29,634	278,560
Coeur Mining, Inc. (A)	26,119	149,401
Commercial Metals Company	8,423	417,781
Compass Minerals International, Inc.	1,647	18,529
Friedman Industries, Inc.	1,511	23,103
Hecla Mining Company	42,155	206,981
Kaiser Aluminum Corp.	259	18,200
Materion Corp.	1,521	150,396
McEwen Mining, Inc. (A)	1,289	10,028
Metallus, Inc. (A)	3,682	52,027
MP Materials Corp. (A)(C)	2,290	35,724
Nexa Resources SA (A)	900	7,920
Olympic Steel, Inc.	1,438	47,181
Radius Recycling, Inc.	3,077	46,832
Ramaco Resources, Inc. (A)	2,141	21,967
Ramaco Resources, Inc., Class B	29	287
Ryerson Holding Corp.	2,583	47,811
SunCoke Energy, Inc.	6,433	68,833
Tredegar Corp. (A)	1,654	12,703
U.S. Steel Corp.	13,527	459,783
Universal Stainless & Alloy Products, Inc. (A)	601	26,462
Warrior Met Coal, Inc.	3,460	187,670
Worthington Steel, Inc.	3,451	109,811
		3,184,227
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,597	47,543
Magnera Corp. (A)	2,360	42,881
Mercer International, Inc.	7,458	48,477
Resolute Forest Products, Inc. (A)(B)	7,541	10,708
Sylvamo Corp.	486	38,404
		188,013
		9,390,285
Real estate – 1.6%
Hotel and resort REITs – 0.4%
Ryman Hospitality Properties, Inc.	5,896	615,189
Industrial REITs – 0.3%
STAG Industrial, Inc.	16,132	545,584
Real estate management and development – 0.9%
Anywhere Real Estate, Inc. (A)	9,125	30,113
Cushman & Wakefield PLC (A)	14,309	187,162

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Douglas Elliman, Inc. (A)	6,219	$10,386
Five Point Holdings LLC, Class A (A)	2,659	10,051
Forestar Group, Inc. (A)	2,613	67,729
FRP Holdings, Inc. (A)	1,862	57,033
Howard Hughes Holdings, Inc. (A)	3,339	256,836
Jones Lang LaSalle, Inc. (A)	2,188	553,870
Kennedy-Wilson Holdings, Inc.	9,598	95,884
Marcus & Millichap, Inc.	2,712	103,761
Newmark Group, Inc., Class A	7,419	95,037
Opendoor Technologies, Inc. (A)	10,840	17,344
Rafael Holdings, Inc., Class B (A)	500	825
RE/MAX Holdings, Inc., Class A (A)	2,193	23,399
Seaport Entertainment Group, Inc. (A)	841	23,506
Stratus Properties, Inc. (A)	1,025	21,279
Tejon Ranch Company (A)	2,396	38,096
The RMR Group, Inc., Class A	440	9,082
		1,601,393
		2,762,166
Utilities – 0.2%
Electric utilities – 0.0%
Genie Energy, Ltd., B Shares	1,000	15,590
Gas utilities – 0.1%
MDU Resources Group, Inc.	8,560	154,251
Independent power and renewable electricity producers – 0.1%
Altus Power, Inc. (A)	6,293	25,613
Brookfield Renewable Corp.	2,376	65,720
Montauk Renewables, Inc. (A)	2,000	7,960
Ormat Technologies, Inc.	1,208	81,806
Sunnova Energy International, Inc. (A)	7,526	25,814
		206,913
		376,754
TOTAL COMMON STOCKS (Cost $140,689,196)		$169,016,969
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
John Hancock Collateral Trust, 4.2987% (D)(E)	21,757	217,658
State Street Institutional Treasury Money Market Fund, Premier Class, 4.3940% (D)	605,746	605,746
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4156% (D)	249,954	249,954
TOTAL SHORT-TERM INVESTMENTS (Cost $1,073,354)		$1,073,358
Total Investments (Small Cap Opportunities Trust) (Cost $141,762,550) – 100.1%		$170,090,327
Other assets and liabilities, net – (0.1%)		(215,568)
TOTAL NET ASSETS – 100.0%		$169,874,759
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 12-31-24.
(D)	The rate shown is the annualized seven-day yield as of 12-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%
Communication services – 3.2%
Interactive media and services – 2.1%
CarGurus, Inc. (A)	85,421	$3,121,283
Ziff Davis, Inc. (A)	53,500	2,907,190
		6,028,473
Media – 1.1%
Criteo SA, ADR (A)	81,291	3,215,872
		9,244,345
Consumer discretionary – 9.3%
Automobile components – 0.6%
Visteon Corp. (A)	19,327	1,714,691
Broadline retail – 0.8%
Global-e Online, Ltd. (A)	43,669	2,381,271
Diversified consumer services – 1.5%
H&R Block, Inc.	34,837	1,840,787
Stride, Inc. (A)	24,928	2,590,767
		4,431,554
Hotels, restaurants and leisure – 2.6%
Genius Sports, Ltd. (A)	412,305	3,566,438
Sweetgreen, Inc., Class A (A)	44,051	1,412,275
Wingstop, Inc.	9,121	2,592,188
		7,570,901
Household durables – 1.7%
Champion Homes, Inc. (A)	57,297	5,047,866
Specialty retail – 2.1%
Abercrombie & Fitch Company, Class A (A)	11,266	1,683,929
Boot Barn Holdings, Inc. (A)	29,034	4,407,942
		6,091,871
		27,238,154
Consumer staples – 1.3%
Personal care products – 1.3%
BellRing Brands, Inc. (A)	49,627	3,738,898
Energy – 3.1%
Energy equipment and services – 1.2%
Cactus, Inc., Class A	59,747	3,486,835
Oil, gas and consumable fuels – 1.9%
Viper Energy, Inc.	115,438	5,664,543
		9,151,378
Financials – 6.6%
Banks – 1.2%
Cadence Bank	97,418	3,356,050
Capital markets – 3.0%
Evercore, Inc., Class A	4,434	1,229,060
Hamilton Lane, Inc., Class A	14,955	2,214,088
PJT Partners, Inc., Class A	33,631	5,307,308
		8,750,456
Financial services – 1.0%
HA Sustainable Infrastructure Capital, Inc.	109,357	2,934,048
Insurance – 1.4%
SiriusPoint, Ltd. (A)	246,589	4,041,594
		19,082,148
Health care – 28.0%
Biotechnology – 14.7%
Akero Therapeutics, Inc. (A)	28,887	803,636
Amicus Therapeutics, Inc. (A)	141,986	1,337,508
Apellis Pharmaceuticals, Inc. (A)	20,687	660,122
Apogee Therapeutics, Inc. (A)	28,656	1,298,117
Avidity Biosciences, Inc. (A)	51,980	1,511,578
Biohaven, Ltd. (A)	27,461	1,025,668

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Blueprint Medicines Corp. (A)	30,574	$2,666,664
Celldex Therapeutics, Inc. (A)	60,518	1,529,290
Crinetics Pharmaceuticals, Inc. (A)	55,076	2,816,036
Cytokinetics, Inc. (A)	33,428	1,572,453
Disc Medicine, Inc. (A)	14,950	947,830
Geron Corp. (A)	324,678	1,149,360
Immatics NV (A)(B)	75,766	538,696
Immunocore Holdings PLC, ADR (A)	18,677	550,972
Insmed, Inc. (A)	33,893	2,339,973
Intellia Therapeutics, Inc. (A)	26,704	311,369
Janux Therapeutics, Inc. (A)	14,160	758,126
Kymera Therapeutics, Inc. (A)	22,990	924,888
Merus NV (A)	31,392	1,320,034
Nurix Therapeutics, Inc. (A)	47,843	901,362
Nuvalent, Inc., Class A (A)	22,368	1,750,967
Protagonist Therapeutics, Inc. (A)	31,936	1,232,730
Prothena Corp. PLC (A)	18,114	250,879
PTC Therapeutics, Inc. (A)	33,156	1,496,662
REVOLUTION Medicines, Inc. (A)	64,943	2,840,607
Rocket Pharmaceuticals, Inc. (A)	95,158	1,196,136
Savara, Inc. (A)	225,705	692,914
Scholar Rock Holding Corp. (A)	34,763	1,502,457
Soleno Therapeutics, Inc. (A)	11,069	497,552
Vaxcyte, Inc. (A)	38,728	3,170,274
Vericel Corp. (A)	58,272	3,199,716
		42,794,576
Health care equipment and supplies – 6.8%
Glaukos Corp. (A)	34,991	5,246,551
Haemonetics Corp. (A)	46,890	3,661,171
Inspire Medical Systems, Inc. (A)	15,619	2,895,450
PROCEPT BioRobotics Corp. (A)	86,724	6,983,016
TransMedics Group, Inc. (A)(B)	18,412	1,147,988
		19,934,176
Health care providers and services – 4.5%
Acadia Healthcare Company, Inc. (A)	34,310	1,360,392
Alignment Healthcare, Inc. (A)	276,864	3,114,720
GeneDx Holdings Corp. (A)	15,517	1,192,637
HealthEquity, Inc. (A)	36,130	3,466,674
Hims & Hers Health, Inc. (A)	156,550	3,785,379
PACS Group, Inc. (A)	12,493	163,783
		13,083,585
Pharmaceuticals – 2.0%
Intra-Cellular Therapies, Inc. (A)	32,098	2,680,825
Structure Therapeutics, Inc., ADR (A)(B)	26,410	716,239
Verona Pharma PLC, ADR (A)	52,631	2,444,184
		5,841,248
		81,653,585
Industrials – 25.2%
Aerospace and defense – 1.8%
Archer Aviation, Inc., Class A (A)(B)	237,528	2,315,898
Curtiss-Wright Corp.	8,554	3,035,558
		5,351,456
Building products – 4.1%
The AZEK Company, Inc. (A)	143,201	6,797,751
Zurn Elkay Water Solutions Corp.	141,743	5,287,014
		12,084,765
Commercial services and supplies – 2.4%
Aris Water Solutions, Inc., Class A	75,106	1,798,789
Casella Waste Systems, Inc., Class A (A)	47,742	5,051,581
		6,850,370
Construction and engineering – 4.8%
Ameresco, Inc., Class A (A)	109,964	2,581,955
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Comfort Systems USA, Inc.	9,407	$3,989,132
Fluor Corp. (A)	152,224	7,507,688
		14,078,775
Electrical equipment – 2.0%
Acuity Brands, Inc.	10,923	3,190,936
NEXTracker, Inc., Class A (A)	48,032	1,754,609
Shoals Technologies Group, Inc., Class A (A)	170,684	943,883
		5,889,428
Professional services – 5.6%
ExlService Holdings, Inc. (A)	155,583	6,904,774
TriNet Group, Inc.	25,698	2,332,607
Verra Mobility Corp. (A)	289,443	6,998,732
		16,236,113
Trading companies and distributors – 4.5%
Applied Industrial Technologies, Inc.	39,564	9,474,391
Rush Enterprises, Inc., Class A	64,107	3,512,423
		12,986,814
		73,477,721
Information technology – 17.8%
Communications equipment – 0.4%
Calix, Inc. (A)	32,793	1,143,492
Electronic equipment, instruments and components – 4.1%
ePlus, Inc. (A)	22,978	1,697,615
Fabrinet (A)	14,873	3,270,275
Ingram Micro Holding Corp. (A)	70,021	1,357,707
Novanta, Inc. (A)	21,880	3,342,608
PAR Technology Corp. (A)	29,853	2,169,418
		11,837,623
Semiconductors and semiconductor equipment – 4.2%
Credo Technology Group Holding, Ltd. (A)	40,367	2,713,066
MKS Instruments, Inc.	20,470	2,136,863
SiTime Corp. (A)(B)	19,257	4,131,204
Synaptics, Inc. (A)	26,266	2,004,621
Universal Display Corp.	8,110	1,185,682
		12,171,436
Software – 9.1%
AvePoint, Inc. (A)	323,770	5,345,443
Clearwater Analytics Holdings, Inc., Class A (A)	162,934	4,483,944
CyberArk Software, Ltd. (A)	17,627	5,872,435
DoubleVerify Holdings, Inc. (A)	59,669	1,146,241
Informatica, Inc., Class A (A)	46,474	1,205,071
Intapp, Inc. (A)	40,842	2,617,564
Jamf Holding Corp. (A)	183,762	2,581,853
SentinelOne, Inc., Class A (A)	75,864	1,684,181
Sprout Social, Inc., Class A (A)	55,969	1,718,808
		26,655,540
		51,808,091
Materials – 2.2%
Chemicals – 2.2%
Cabot Corp.	71,121	6,494,059
Real estate – 3.2%
Health care REITs – 0.4%
American Healthcare REIT, Inc.	36,263	1,030,594
Hotel and resort REITs – 1.5%
Ryman Hospitality Properties, Inc.	43,038	4,490,585
Retail REITs – 1.3%
Phillips Edison & Company, Inc.	57,388	2,149,754

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
The Macerich Company	78,205	$1,557,844
		3,707,598
		9,228,777
TOTAL COMMON STOCKS (Cost $243,176,167)		$291,117,156
EXCHANGE-TRADED FUNDS – 1.1%
iShares Russell 2000 Growth ETF (B)	10,753	3,094,928
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,203,673)		$3,094,928
SHORT-TERM INVESTMENTS – 1.8%
Short-term funds – 1.4%
John Hancock Collateral Trust, 4.2987% (C)(D)	407,272	4,074,271
Repurchase agreement – 0.4%
Societe Generale SA Tri-Party Repurchase Agreement dated 12-31-24 at 4.440% to be repurchased at $1,300,321 on 1-2-25, collateralized by $1,874,700 U.S. Treasury Bonds, 2.750% due 11-15-47 (valued at $1,326,070)	$1,300,000	1,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,374,327)		$5,374,271
Total Investments (Small Cap Stock Trust) (Cost $251,754,167) – 102.8%		$299,586,355
Other assets and liabilities, net – (2.8%)		(8,271,392)
TOTAL NET ASSETS – 100.0%		$291,314,963
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-24.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Consumer discretionary – 11.2%
Automobile components – 3.6%
Patrick Industries, Inc.	43,507	$3,614,562
The Goodyear Tire & Rubber Company (A)	745,281	6,707,525
Visteon Corp. (A)	61,616	5,466,572
		15,788,659
Hotels, restaurants and leisure – 1.1%
Wyndham Hotels & Resorts, Inc.	47,408	4,778,252
Household durables – 3.0%
Century Communities, Inc.	54,021	3,962,981
Sonos, Inc. (A)	383,094	5,761,734
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Tri Pointe Homes, Inc. (A)	96,885	$3,513,050
		13,237,765
Leisure products – 1.0%
Malibu Boats, Inc., Class A (A)	122,057	4,588,123
Specialty retail – 1.2%
Monro, Inc.	210,994	5,232,651
Textiles, apparel and luxury goods – 1.3%
Oxford Industries, Inc.	76,745	6,045,971
		49,671,421
Consumer staples – 1.5%
Household products – 1.5%
Spectrum Brands Holdings, Inc.	79,581	6,723,799
Energy – 5.6%
Energy equipment and services – 1.7%
Atlas Energy Solutions, Inc. (B)	162,530	3,604,915
Valaris, Ltd. (A)	92,503	4,092,333
		7,697,248
Oil, gas and consumable fuels – 3.9%
Chord Energy Corp.	19,658	2,298,413
Gulfport Energy Corp. (A)	45,691	8,416,282
Sitio Royalties Corp., Class A	332,765	6,382,433
		17,097,128
		24,794,376
Financials – 26.1%
Banks – 17.8%
1st Source Corp.	102,031	5,956,570
Banc of California, Inc.	340,662	5,266,635
Bank OZK	208,781	9,297,018
Berkshire Hills Bancorp, Inc.	36,984	1,051,455
Cadence Bank	201,605	6,945,292
Enterprise Financial Services Corp.	135,380	7,635,432
First Busey Corp.	311,648	7,345,543
First Interstate BancSystem, Inc., Class A	140,919	4,575,640
Hancock Whitney Corp.	139,314	7,623,262
National Bank Holdings Corp., Class A	162,800	7,010,168
Seacoast Banking Corp. of Florida	296,030	8,149,706
Synovus Financial Corp.	148,976	7,632,040
		78,488,761
Consumer finance – 1.5%
Bread Financial Holdings, Inc.	112,791	6,887,018
Financial services – 1.3%
HA Sustainable Infrastructure Capital, Inc.	209,406	5,618,363
Insurance – 5.5%
Assured Guaranty, Ltd.	47,469	4,272,685
Fidelis Insurance Holdings, Ltd.	300,259	5,443,696
Kemper Corp.	81,815	5,435,789
ProAssurance Corp. (A)	324,236	5,158,595
White Mountains Insurance Group, Ltd.	2,016	3,921,241
		24,232,006
		115,226,148
Health care – 3.6%
Health care equipment and supplies – 2.5%
Haemonetics Corp. (A)	93,054	7,265,656
ICU Medical, Inc. (A)	22,944	3,560,220
		10,825,876
Health care providers and services – 1.1%
Acadia Healthcare Company, Inc. (A)	124,292	4,928,178
		15,754,054

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 20.7%
Building products – 3.0%
American Woodmark Corp. (A)	66,511	$5,289,620
Gibraltar Industries, Inc. (A)	56,078	3,302,994
Janus International Group, Inc. (A)	594,411	4,368,921
		12,961,535
Commercial services and supplies – 3.2%
ACCO Brands Corp.	413,523	2,170,996
Brady Corp., Class A	70,643	5,216,986
Vestis Corp.	446,928	6,811,183
		14,199,165
Electrical equipment – 0.9%
Thermon Group Holdings, Inc. (A)	134,269	3,862,919
Ground transportation – 1.5%
Ryder System, Inc.	42,482	6,663,727
Machinery – 6.2%
Alamo Group, Inc.	31,638	5,881,821
John Bean Technologies Corp.	59,995	7,625,365
Kennametal, Inc.	245,229	5,890,401
The Middleby Corp. (A)	58,875	7,974,619
		27,372,206
Professional services – 4.0%
Huron Consulting Group, Inc. (A)	68,448	8,505,348
Maximus, Inc.	24,848	1,854,903
Science Applications International Corp.	31,436	3,513,916
Verra Mobility Corp. (A)	161,099	3,895,374
		17,769,541
Trading companies and distributors – 1.9%
Air Lease Corp.	173,560	8,367,328
		91,196,421
Information technology – 7.6%
Electronic equipment, instruments and components – 5.3%
Belden, Inc.	51,915	5,846,148
CTS Corp.	71,585	3,774,677
ePlus, Inc. (A)	73,686	5,443,922
Ingram Micro Holding Corp. (A)(B)	35,583	689,954
Knowles Corp. (A)	378,848	7,550,441
		23,305,142
Software – 2.3%
Progress Software Corp.	105,502	6,873,455
SolarWinds Corp.	221,402	3,154,979
		10,028,434
		33,333,576
Materials – 6.9%
Chemicals – 4.7%
Axalta Coating Systems, Ltd. (A)	198,924	6,807,179
Element Solutions, Inc.	264,012	6,713,825
HB Fuller Company	74,209	5,007,623
Mativ Holdings, Inc.	203,812	2,221,551
		20,750,178
Containers and packaging – 2.2%
TriMas Corp.	396,333	9,745,828
		30,496,006
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 10.3%
Health care REITs – 1.2%
Sabra Health Care REIT, Inc.	300,309	$5,201,352
Hotel and resort REITs – 1.5%
DiamondRock Hospitality Company	744,172	6,719,873
Industrial REITs – 0.7%
LXP Industrial Trust	382,771	3,108,101
Residential REITs – 2.9%
Centerspace	91,845	6,075,547
Independence Realty Trust, Inc.	333,981	6,626,183
		12,701,730
Retail REITs – 2.6%
Phillips Edison & Company, Inc.	184,325	6,904,815
The Macerich Company	225,253	4,487,040
		11,391,855
Specialized REITs – 1.4%
PotlatchDeltic Corp.	165,074	6,479,155
		45,602,066
Utilities – 4.1%
Electric utilities – 2.5%
IDACORP, Inc.	51,369	5,613,604
TXNM Energy, Inc.	114,379	5,624,015
		11,237,619
Gas utilities – 1.6%
ONE Gas, Inc.	99,941	6,920,914
		18,158,533
TOTAL COMMON STOCKS (Cost $395,081,692)		$430,956,400
EXCHANGE-TRADED FUNDS – 1.7%
Vanguard Small-Cap ETF	31,800	7,640,904
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,956,741)		$7,640,904
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 0.9%
John Hancock Collateral Trust, 4.2987% (C)(D)	413,042	4,131,989
Repurchase agreement – 0.5%
Bank of America Tri-Party Repurchase Agreement dated 12-31-24 at 4.460% to be repurchased at $2,200,545 on 1-2-25, collateralized by $1,001,423 Federal Home Loan Mortgage Corp., 4.500% - 6.500% due 9-15-48 to 11-1-54 (valued at $1,003,454), $1,067,586 Federal National Mortgage Association, 3.500% - 6.500% due 2-1-34 to 12-1-54 (valued at $1,102,883), $135,715 Government National Mortgage Association, 5.000% - 6.500% due 8-20-32 to 10-15-39 (valued at $137,662)	$2,200,000	2,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,331,953)		$6,331,989
Total Investments (Small Cap Value Trust) (Cost $409,370,386) – 100.7%		$444,929,293
Other assets and liabilities, net – (0.7%)		(3,254,784)
TOTAL NET ASSETS – 100.0%		$441,674,509
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-24.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Cap Value Trust (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 1.8%
Diversified telecommunication services – 0.2%
AST SpaceMobile, Inc. (A)(B)	13,000	$274,300
Entertainment – 0.8%
Liberty Media Corp.-Liberty Live, Series C (A)	7,200	490,032
Madison Square Garden Sports Corp. (A)	2,408	543,437
		1,033,469
Media – 0.8%
The New York Times Company, Class A	19,472	1,013,518
		2,321,287
Consumer discretionary – 9.6%
Automobile components – 1.2%
Dorman Products, Inc. (A)	4,741	614,197
LCI Industries	3,302	341,394
Modine Manufacturing Company (A)	2,487	288,318
Visteon Corp. (A)	3,242	287,630
		1,531,539
Broadline retail – 0.2%
Savers Value Village, Inc. (A)	20,660	211,765
Distributors – 0.2%
Pool Corp.	642	218,883
Diversified consumer services – 0.9%
Strategic Education, Inc.	12,377	1,156,259
Hotels, restaurants and leisure – 1.3%
Dutch Bros, Inc., Class A (A)	7,607	398,455
Marriott Vacations Worldwide Corp.	5,470	491,206
Papa John's International, Inc.	11,528	473,455
Wyndham Hotels & Resorts, Inc.	3,497	352,463
		1,715,579
Household durables – 1.1%
Champion Homes, Inc. (A)	5,778	509,042
Meritage Homes Corp.	4,472	687,883
Taylor Morrison Home Corp. (A)	3,742	229,048
		1,425,973
Leisure products – 0.7%
Peloton Interactive, Inc., Class A (A)	102,409	890,958
Specialty retail – 3.0%
Abercrombie & Fitch Company, Class A (A)	1,888	282,199
Asbury Automotive Group, Inc. (A)	3,505	851,820
Boot Barn Holdings, Inc. (A)	1,500	227,730
Carvana Company (A)	4,987	1,014,156
Monro, Inc.	19,401	481,145
Urban Outfitters, Inc. (A)	8,200	450,016
Victoria's Secret & Company (A)	11,900	492,898
		3,799,964
Textiles, apparel and luxury goods – 1.0%
Figs, Inc., Class A (A)	78,011	482,888
Kontoor Brands, Inc.	1,200	102,492
Steven Madden, Ltd.	13,340	567,217
Under Armour, Inc., Class A (A)	23,300	192,924
		1,345,521
		12,296,441
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 2.1%
Food products – 1.3%
Nomad Foods, Ltd.	51,222	$859,505
Post Holdings, Inc. (A)	7,504	858,908
		1,718,413
Personal care products – 0.8%
BellRing Brands, Inc. (A)	13,555	1,021,234
		2,739,647
Energy – 7.8%
Energy equipment and services – 3.4%
Cactus, Inc., Class A	16,282	950,218
ChampionX Corp.	10,745	292,157
Enerflex, Ltd.	85,520	850,924
Expro Group Holdings NV (A)	39,757	495,770
Liberty Energy, Inc.	18,372	365,419
TechnipFMC PLC	46,872	1,356,476
		4,310,964
Oil, gas and consumable fuels – 4.4%
Expand Energy Corp.	10,689	1,064,090
Magnolia Oil & Gas Corp., Class A	30,311	708,671
Matador Resources Company	26,998	1,518,907
PBF Energy, Inc., Class A	10,000	265,500
Permian Resources Corp.	59,252	852,044
Range Resources Corp.	33,128	1,191,945
		5,601,157
		9,912,121
Financials – 28.0%
Banks – 19.5%
Banc of California, Inc.	40,532	626,625
BankUnited, Inc.	21,558	822,869
Cathay General Bancorp	16,013	762,379
Coastal Financial Corp. (A)	11,393	967,380
Columbia Banking System, Inc.	64,449	1,740,767
Eastern Bankshares, Inc.	70,196	1,210,881
FB Financial Corp.	27,560	1,419,616
Flagstar Financial, Inc.	30,000	279,900
HarborOne Bancorp, Inc.	43,720	517,208
Home BancShares, Inc.	43,479	1,230,456
Live Oak Bancshares, Inc.	29,489	1,166,290
National Bank Holdings Corp., Class A	21,582	929,321
Pinnacle Financial Partners, Inc.	22,308	2,551,807
Popular, Inc.	10,609	997,883
Preferred Bank	9,077	784,071
Prosperity Bancshares, Inc.	11,369	856,654
Southern First Bancshares, Inc. (A)	7,790	309,653
SouthState Corp.	14,611	1,453,502
Synovus Financial Corp.	8,917	456,818
Texas Capital Bancshares, Inc. (A)	15,750	1,231,650
Towne Bank	33,296	1,134,062
Webster Financial Corp.	22,238	1,227,982
Western Alliance Bancorp	14,090	1,177,079
WSFS Financial Corp.	20,209	1,073,704
		24,928,557
Capital markets – 1.7%
Houlihan Lokey, Inc.	9,778	1,698,047
StepStone Group, Inc., Class A	7,706	446,023
		2,144,070
Consumer finance – 0.2%
PRA Group, Inc. (A)	14,465	302,174
Financial services – 3.2%
HA Sustainable Infrastructure Capital, Inc.	32,723	877,958
Marqeta, Inc., Class A (A)	85,000	322,150
PennyMac Financial Services, Inc.	20,152	2,058,325

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Walker & Dunlop, Inc.	8,856	$860,892
		4,119,325
Insurance – 3.0%
Goosehead Insurance, Inc., Class A (A)	4,100	439,602
Oscar Health, Inc., Class A (A)	23,759	319,321
Primerica, Inc.	1,400	379,988
ProAssurance Corp. (A)	33,675	535,769
Ryan Specialty Holdings, Inc.	17,100	1,097,136
Selective Insurance Group, Inc.	3,760	351,635
The Baldwin Insurance Group, Inc. (A)	5,300	205,428
The Hanover Insurance Group, Inc.	3,070	474,806
		3,803,685
Mortgage real estate investment trusts – 0.4%
PennyMac Mortgage Investment Trust	41,075	517,134
		35,814,945
Health care – 7.6%
Biotechnology – 2.7%
ACELYRIN, Inc. (A)	25,800	81,012
Apellis Pharmaceuticals, Inc. (A)	4,912	156,742
Arrowhead Pharmaceuticals, Inc. (A)	8,000	150,400
Black Diamond Therapeutics, Inc. (A)	45,300	96,942
Cabaletta Bio, Inc. (A)	21,700	49,259
Crinetics Pharmaceuticals, Inc. (A)	6,068	310,257
CRISPR Therapeutics AG (A)(B)	3,191	125,598
Cytokinetics, Inc. (A)	15,231	716,466
Immatics NV (A)	29,409	209,098
Immunocore Holdings PLC, ADR (A)(B)	11,800	348,100
Ionis Pharmaceuticals, Inc. (A)	11,194	391,342
Iovance Biotherapeutics, Inc. (A)	18,500	136,900
Vaxcyte, Inc. (A)	5,261	430,665
Verve Therapeutics, Inc. (A)	15,880	89,563
Xenon Pharmaceuticals, Inc. (A)	5,100	199,920
		3,492,264
Health care equipment and supplies – 1.5%
Avanos Medical, Inc. (A)	23,089	367,577
Lantheus Holdings, Inc. (A)	6,317	565,119
Neogen Corp. (A)	18,500	224,590
QuidelOrtho Corp. (A)	17,081	760,959
		1,918,245
Health care providers and services – 2.1%
Alignment Healthcare, Inc. (A)	24,600	276,750
Concentra Group Holdings Parent, Inc.	38,217	755,932
Privia Health Group, Inc. (A)	11,700	228,735
Select Medical Holdings Corp.	33,393	629,458
The Ensign Group, Inc.	5,787	768,861
		2,659,736
Health care technology – 0.4%
Doximity, Inc., Class A (A)	9,973	532,458
Life sciences tools and services – 0.3%
Sotera Health Company (A)	25,600	350,208
Pharmaceuticals – 0.6%
Elanco Animal Health, Inc. (A)	38,432	465,412
Neumora Therapeutics, Inc. (A)	22,301	236,391
		701,803
		9,654,714
Industrials – 13.9%
Aerospace and defense – 1.2%
Leonardo DRS, Inc. (A)	16,659	538,252
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Moog, Inc., Class A	5,085	$1,000,931
		1,539,183
Building products – 1.2%
UFP Industries, Inc.	6,686	753,178
Zurn Elkay Water Solutions Corp.	19,892	741,972
		1,495,150
Commercial services and supplies – 1.8%
Brady Corp., Class A	9,582	707,631
Casella Waste Systems, Inc., Class A (A)	7,230	765,006
MSA Safety, Inc.	2,619	434,152
VSE Corp.	4,779	454,483
		2,361,272
Construction and engineering – 1.1%
Arcosa, Inc.	3,700	357,938
Valmont Industries, Inc.	1,808	554,459
WillScot Holdings Corp. (A)	13,073	437,292
		1,349,689
Ground transportation – 0.7%
Landstar System, Inc.	5,411	929,934
Machinery – 3.5%
Crane Company	3,658	555,102
Enpro, Inc.	1,981	341,623
Esab Corp.	8,802	1,055,712
ESCO Technologies, Inc.	3,269	435,463
John Bean Technologies Corp.	3,600	457,560
RBC Bearings, Inc. (A)	2,708	810,071
SPX Technologies, Inc. (A)	3,349	487,346
The Shyft Group, Inc.	28,300	332,242
		4,475,119
Passenger airlines – 0.7%
Allegiant Travel Company	9,497	893,858
Professional services – 2.0%
FTI Consulting, Inc. (A)	3,110	594,414
Parsons Corp. (A)	4,345	400,826
Paycor HCM, Inc. (A)	29,189	542,040
UL Solutions, Inc., Class A	11,073	552,321
Upwork, Inc. (A)	27,000	441,450
		2,531,051
Trading companies and distributors – 1.7%
Air Lease Corp.	8,300	400,143
Beacon Roofing Supply, Inc. (A)	9,924	1,008,080
Herc Holdings, Inc.	3,749	709,798
		2,118,021
		17,693,277
Information technology – 6.1%
Communications equipment – 0.6%
Viavi Solutions, Inc. (A)	76,546	773,115
Electronic equipment, instruments and components – 1.7%
Littelfuse, Inc.	2,746	647,095
Mirion Technologies, Inc. (A)	58,773	1,025,589
PAR Technology Corp. (A)	7,319	531,872
		2,204,556
IT services – 0.6%
ASGN, Inc. (A)	2,100	175,014
Endava PLC, ADR (A)	19,448	600,943
		775,957
Semiconductors and semiconductor equipment – 1.7%
Allegro MicroSystems, Inc. (A)	18,300	400,038
Entegris, Inc.	1,708	169,194
Lattice Semiconductor Corp. (A)	9,591	543,330

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
MACOM Technology Solutions Holdings, Inc. (A)	6,906	$897,158
Onto Innovation, Inc. (A)	808	134,669
		2,144,389
Software – 1.5%
Alarm.com Holdings, Inc. (A)	4,000	243,200
Aurora Innovation, Inc. (A)	44,462	280,111
Intapp, Inc. (A)	6,284	402,742
NCino, Inc. (A)	11,676	392,080
Workiva, Inc. (A)	5,791	634,115
		1,952,248
		7,850,265
Materials – 4.2%
Chemicals – 1.6%
Cabot Corp.	4,500	410,895
Element Solutions, Inc.	36,242	921,634
HB Fuller Company	5,700	384,636
Quaker Chemical Corp.	2,652	373,296
		2,090,461
Construction materials – 0.3%
Knife River Corp. (A)	3,500	355,740
Metals and mining – 2.0%
Constellium SE (A)	73,553	755,389
Hudbay Minerals, Inc.	48,900	396,090
Reliance, Inc.	3,602	969,875
Warrior Met Coal, Inc.	8,500	461,040
		2,582,394
Paper and forest products – 0.3%
West Fraser Timber Company, Ltd.	3,814	330,102
		5,358,697
Real estate – 10.5%
Diversified REITs – 1.0%
Essential Properties Realty Trust, Inc.	39,225	1,226,958
Hotel and resort REITs – 1.2%
Apple Hospitality REIT, Inc.	84,322	1,294,343
Ryman Hospitality Properties, Inc.	2,200	229,548
		1,523,891
Industrial REITs – 1.6%
EastGroup Properties, Inc.	5,518	885,584
Terreno Realty Corp.	20,373	1,204,859
		2,090,443
Office REITs – 1.4%
Highwoods Properties, Inc.	25,916	792,511
Kilroy Realty Corp.	24,017	971,488
		1,763,999
Real estate management and development – 0.9%
FirstService Corp.	3,698	669,412
Opendoor Technologies, Inc. (A)	120,400	192,640
The St. Joe Company	5,442	244,509
		1,106,561
Residential REITs – 1.5%
Independence Realty Trust, Inc.	57,958	1,149,887
UMH Properties, Inc.	42,280	798,246
		1,948,133
Retail REITs – 1.8%
Curbline Properties Corp.	15,700	364,554
NETSTREIT Corp.	50,121	709,212
Saul Centers, Inc.	12,922	501,374
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
The Macerich Company	33,876	$674,810
		2,249,950
Specialized REITs – 1.1%
CubeSmart	20,183	864,842
Safehold, Inc.	32,122	593,615
		1,458,457
		13,368,392
Utilities – 5.2%
Electric utilities – 2.9%
Hawaiian Electric Industries, Inc. (A)	39,200	381,416
IDACORP, Inc.	7,971	871,071
MGE Energy, Inc.	6,810	639,868
OGE Energy Corp.	17,658	728,393
TXNM Energy, Inc.	22,929	1,127,419
		3,748,167
Gas utilities – 1.6%
Chesapeake Utilities Corp.	7,790	945,317
ONE Gas, Inc.	14,676	1,016,313
		1,961,630
Water utilities – 0.7%
Artesian Resources Corp., Class A	6,110	193,198
California Water Service Group	15,950	723,014
		916,212
		6,626,009
TOTAL COMMON STOCKS (Cost $99,462,567)		$123,635,795
SHORT-TERM INVESTMENTS – 3.5%
Short-term funds – 3.5%
John Hancock Collateral Trust, 4.2987% (C)(D)	46,952	469,701
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4156% (C)	466,969	466,969
T. Rowe Price Government Reserve Fund, 4.5067% (C)	3,545,534	3,545,534
TOTAL SHORT-TERM INVESTMENTS (Cost $4,482,222)		$4,482,204
Total Investments (Small Company Value Trust) (Cost $103,944,789) – 100.3%		$128,117,999
Other assets and liabilities, net – (0.3%)		(320,766)
TOTAL NET ASSETS – 100.0%		$127,797,233
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-24.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.3%
Communication services – 6.8%
Diversified telecommunication services – 1.0%
Anterix, Inc. (A)	1,553	$47,631
AST SpaceMobile, Inc. (A)(B)	19,069	402,356
AT&T, Inc.	540,140	12,298,988

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
ATN International, Inc.	1,569	$26,375
Bandwidth, Inc., Class A (A)	3,564	60,659
BT Group PLC (B)	853,531	1,538,475
Cellnex Telecom SA (A)(C)	69,891	2,207,613
Cogent Communications Holdings, Inc.	6,280	484,000
Deutsche Telekom AG	460,413	13,795,389
Elisa OYJ	18,762	814,329
Frontier Communications Parent, Inc. (A)	37,069	1,286,294
Globalstar, Inc. (A)	104,586	216,493
HKT Trust & HKT, Ltd.	499,914	617,405
IDT Corp., Class B	2,173	103,261
Infrastrutture Wireless Italiane SpA (C)	44,333	450,344
Iridium Communications, Inc.	19,042	552,599
Koninklijke KPN NV	512,969	1,870,509
Liberty Latin America, Ltd., Class A (A)	5,242	33,339
Liberty Latin America, Ltd., Class C (A)	18,181	115,268
Lumen Technologies, Inc. (A)	143,939	764,316
Nippon Telegraph & Telephone Corp.	3,941,480	3,937,002
Orange SA	245,610	2,450,652
Shenandoah Telecommunications Company	7,200	90,792
Singapore Telecommunications, Ltd.	721,412	1,625,215
Singapore Telecommunications, Ltd.	258,829	588,076
Swisscom AG	3,416	1,901,186
Telecom Italia SpA (A)	1,314,290	335,901
Telefonica SA	523,535	2,136,481
Telenor ASA	81,219	906,174
Telia Company AB	311,190	864,949
Telstra Group, Ltd.	533,420	1,321,976
Verizon Communications, Inc.	316,891	12,672,471
		66,516,518
Entertainment – 1.2%
AMC Entertainment Holdings, Inc., Class A (A)	49,871	198,487
Atlanta Braves Holdings, Inc., Series A (A)	1,852	75,562
Atlanta Braves Holdings, Inc., Series C (A)	7,040	269,350
Bollore SE	94,052	578,329
Capcom Company, Ltd.	45,699	994,114
Cinemark Holdings, Inc. (A)	15,666	485,333
CTS Eventim AG & Company KGaA	8,231	695,808
Electronic Arts, Inc.	17,966	2,628,426
Eventbrite, Inc., Class A (A)	11,954	40,165
IMAX Corp. (A)	6,195	158,592
Konami Group Corp.	13,250	1,239,805
Lions Gate Entertainment Corp., Class A (A)	8,020	68,491
Lions Gate Entertainment Corp., Class B (A)	18,826	142,136
Live Nation Entertainment, Inc. (A)	11,803	1,528,489
Madison Square Garden Entertainment Corp. (A)	5,646	200,998
Netflix, Inc. (A)	32,178	28,680,895
Nexon Company, Ltd.	44,411	660,629
Nintendo Company, Ltd.	137,042	7,981,568
Reservoir Media, Inc. (A)	3,126	28,290
Sea, Ltd., ADR (A)	48,827	5,180,545
Sphere Entertainment Company (A)	3,899	157,208
Spotify Technology SA (A)	20,207	9,040,208
Take-Two Interactive Software, Inc. (A)	12,295	2,263,264
The Marcus Corp.	3,458	74,347
The Walt Disney Company	136,323	15,179,566
TKO Group Holdings, Inc. (A)	11,130	1,581,684
Toho Company, Ltd.	14,759	576,773
Universal Music Group NV	108,580	2,777,380
Vivendi SE	95,095	251,507
Vivid Seats, Inc., Class A (A)	11,461	53,064
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Warner Brothers Discovery, Inc. (A)	168,049	$1,776,278
Warner Music Group Corp., Class A	23,685	734,235
		86,301,526
Interactive media and services – 3.7%
Alphabet, Inc., Class A	439,848	83,263,226
Alphabet, Inc., Class C	358,265	68,227,987
Auto Trader Group PLC (C)	118,037	1,167,959
Bumble, Inc., Class A (A)	14,070	114,530
CarGurus, Inc. (A)	12,230	446,884
Cars.com, Inc. (A)	9,302	161,204
carsales.com, Ltd.	49,796	1,108,154
EverQuote, Inc., Class A (A)	3,583	71,624
FuboTV, Inc. (A)	42,886	54,036
Getty Images Holdings, Inc. (A)	15,160	32,746
Grindr, Inc. (A)	3,539	63,136
LY Corp.	377,231	997,433
Match Group, Inc. (A)	18,902	618,284
MediaAlpha, Inc., Class A (A)	4,400	49,676
Meta Platforms, Inc., Class A	164,106	96,085,704
Nextdoor Holdings, Inc. (A)	25,618	60,715
Outbrain, Inc. (A)	5,826	41,831
QuinStreet, Inc. (A)	7,714	177,962
REA Group, Ltd.	6,971	1,002,873
Scout24 SE (C)	9,892	872,859
SEEK, Ltd.	47,066	654,976
Shutterstock, Inc.	3,445	104,556
TrueCar, Inc. (A)	12,656	47,207
Vimeo, Inc. (A)	20,831	133,318
Webtoon Entertainment, Inc. (A)(B)	2,372	32,212
Yelp, Inc. (A)	8,963	346,868
Ziff Davis, Inc. (A)	6,241	339,136
ZipRecruiter, Inc., Class A (A)	10,451	75,665
ZoomInfo Technologies, Inc. (A)	45,372	476,860
		256,829,621
Media – 0.5%
Advantage Solutions, Inc. (A)	15,735	45,946
AMC Networks, Inc., Class A (A)	4,605	45,590
Boston Omaha Corp., Class A (A)	3,788	53,714
Cable One, Inc.	803	290,782
Canal+ SA (A)	95,095	241,670
Cardlytics, Inc. (A)	6,302	23,380
Charter Communications, Inc., Class A (A)	7,279	2,495,023
Clear Channel Outdoor Holdings, Inc. (A)	53,076	72,714
Comcast Corp., Class A	287,343	10,783,983
Dentsu Group, Inc.	26,295	631,885
EchoStar Corp., Class A (A)	17,430	399,147
Entravision Communications Corp., Class A	10,914	25,648
Fox Corp., Class A	16,648	808,760
Fox Corp., Class B	9,931	454,244
Gambling.com Group, Ltd. (A)	2,598	36,580
Gannett Company, Inc. (A)	20,600	104,236
Gray Television, Inc.	12,771	40,229
Havas NV (A)	95,095	159,813
Ibotta, Inc., Class A (A)(B)	2,090	136,017
iHeartMedia, Inc., Class A (A)	15,635	30,957
Informa PLC	175,466	1,750,027
Innovid Corp. (A)	16,121	49,814
Integral Ad Science Holding Corp. (A)	10,716	111,875
John Wiley & Sons, Inc., Class A	5,252	229,565
Louis Hachette Group (A)	95,095	148,741
Magnite, Inc. (A)	17,970	286,082
National CineMedia, Inc. (A)	10,063	66,818
News Corp., Class A	28,516	785,331
News Corp., Class B	8,428	256,464

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Nexstar Media Group, Inc.	4,877	$770,420
Omnicom Group, Inc.	14,686	1,263,583
Paramount Global, Class B (B)	44,817	468,786
Publicis Groupe SA	30,190	3,214,016
PubMatic, Inc., Class A (A)	6,103	89,653
Scholastic Corp.	3,397	72,458
Sinclair, Inc.	4,757	76,778
Stagwell, Inc. (A)	12,563	82,665
TechTarget, Inc. (A)	3,836	76,030
TEGNA, Inc.	23,255	425,334
The EW Scripps Company, Class A (A)	9,798	21,654
The Interpublic Group of Companies, Inc.	28,042	785,737
The New York Times Company, Class A	27,293	1,420,601
Thryv Holdings, Inc. (A)	4,823	71,380
WideOpenWest, Inc. (A)	7,533	37,364
WPP PLC	142,264	1,466,434
		30,907,928
Wireless telecommunication services – 0.4%
Gogo, Inc. (A)	9,537	77,154
KDDI Corp.	202,379	6,445,891
SoftBank Corp.	3,773,296	4,763,174
SoftBank Group Corp.	126,034	7,202,310
Spok Holdings, Inc.	2,729	43,800
Tele2 AB, B Shares	72,102	713,069
Telephone & Data Systems, Inc.	14,048	479,177
T-Mobile US, Inc.	36,691	8,098,804
Vodafone Group PLC	2,930,571	2,500,007
		30,323,386
		470,878,979
Consumer discretionary – 10.9%
Automobile components – 0.3%
Adient PLC (A)	12,443	214,393
Aisin Corp.	69,363	774,936
American Axle & Manufacturing Holdings, Inc. (A)	16,290	94,971
Aptiv PLC (A)	17,693	1,070,073
Autoliv, Inc.	12,118	1,136,547
BorgWarner, Inc.	16,463	523,359
Bridgestone Corp. (B)	75,312	2,531,470
Cie Generale des Etablissements Michelin SCA	88,122	2,899,693
Continental AG	14,510	977,733
Cooper-Standard Holdings, Inc. (A)	2,585	35,053
Dana, Inc.	18,661	215,721
Denso Corp.	249,438	3,439,001
Dorman Products, Inc. (A)	3,681	476,874
Fox Factory Holding Corp. (A)	6,136	185,737
Gentex Corp.	38,041	1,092,918
Gentherm, Inc. (A)	4,436	177,107
LCI Industries	3,538	365,794
Lear Corp.	9,089	860,728
Luminar Technologies, Inc. (A)(B)	3,491	18,782
Modine Manufacturing Company (A)	7,345	851,506
Patrick Industries, Inc.	4,624	384,162
PHINIA, Inc.	5,939	286,082
Solid Power, Inc. (A)(B)	23,599	44,602
Standard Motor Products, Inc.	3,072	95,171
Stoneridge, Inc. (A)	4,737	29,701
Sumitomo Electric Industries, Ltd.	94,251	1,684,968
The Goodyear Tire & Rubber Company (A)	88,123	793,107
Visteon Corp. (A)	8,478	752,168
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
XPEL, Inc. (A)	3,685	$147,179
		22,159,536
Automobiles – 2.2%
Bayerische Motoren Werke AG	38,239	3,127,564
Ferrari NV	16,626	7,094,293
Ford Motor Company	293,842	2,909,036
General Motors Company	82,775	4,409,424
Harley-Davidson, Inc.	19,167	577,502
Honda Motor Company, Ltd.	591,984	5,636,164
Isuzu Motors, Ltd.	74,283	1,010,500
Mercedes-Benz Group AG	98,781	5,507,212
Nissan Motor Company, Ltd. (B)	293,930	891,442
Renault SA	25,354	1,234,330
Stellantis NV	259,196	3,371,730
Subaru Corp.	77,355	1,374,468
Suzuki Motor Corp.	207,309	2,322,762
Tesla, Inc. (A)	210,232	84,900,091
Thor Industries, Inc.	8,882	850,096
Toyota Motor Corp. (B)	1,354,224	26,441,541
Winnebago Industries, Inc.	4,071	194,512
Yamaha Motor Company, Ltd.	121,844	1,073,530
		152,926,197
Broadline retail – 2.5%
Amazon.com, Inc. (A)	704,477	154,555,209
eBay, Inc.	36,058	2,233,793
Global-e Online, Ltd. (A)	13,216	720,668
Groupon, Inc. (A)	3,369	40,933
Macy's, Inc.	46,394	785,450
Next PLC	15,713	1,863,911
Nordstrom, Inc.	16,205	391,351
Ollie's Bargain Outlet Holdings, Inc. (A)	10,261	1,125,940
Pan Pacific International Holdings Corp.	50,260	1,365,400
Prosus NV (A)	180,445	7,172,119
Rakuten Group, Inc. (A)	198,567	1,069,775
Savers Value Village, Inc. (A)	3,649	37,402
Wesfarmers, Ltd.	149,682	6,612,586
		177,974,537
Distributors – 0.1%
A-Mark Precious Metals, Inc.	2,543	69,678
D'ieteren Group	2,834	471,429
Genuine Parts Company	10,466	1,222,010
GigaCloud Technology, Inc., Class A (A)(B)	3,399	62,949
LKQ Corp.	19,569	719,161
Pool Corp.	2,865	976,793
Weyco Group, Inc.	903	33,908
		3,555,928
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	5,310	482,414
American Public Education, Inc. (A)	2,256	48,662
Carriage Services, Inc.	1,968	78,425
Chegg, Inc. (A)	15,547	25,031
Coursera, Inc. (A)	19,996	169,966
Duolingo, Inc. (A)	6,339	2,055,294
European Wax Center, Inc., Class A (A)	5,151	34,357
frontdoor, Inc. (A)	10,869	594,208
Graham Holdings Company, Class B	1,016	885,871
Grand Canyon Education, Inc. (A)	4,808	787,550
H&R Block, Inc.	22,923	1,211,251
KinderCare Learning Cos, Inc. (A)(B)	2,809	50,000
Laureate Education, Inc. (A)	18,516	338,658
Lincoln Educational Services Corp. (A)	3,714	58,755
Mister Car Wash, Inc. (A)	13,605	99,180
Nerdy, Inc. (A)	8,783	14,228

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
OneSpaWorld Holdings, Ltd.	14,423	$287,018
Pearson PLC	79,087	1,268,192
Perdoceo Education Corp.	9,305	246,303
Service Corp. International	24,191	1,930,926
Strategic Education, Inc.	3,149	294,180
Stride, Inc. (A)	6,055	629,296
Udemy, Inc. (A)	13,274	109,245
Universal Technical Institute, Inc. (A)	5,613	144,310
		11,843,320
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	7,832	83,646
Accor SA	25,708	1,250,375
Airbnb, Inc., Class A (A)	32,586	4,282,126
Amadeus IT Group SA	59,423	4,194,325
Aramark	44,065	1,644,065
Aristocrat Leisure, Ltd.	74,716	3,155,296
Bally's Corp. (A)	3,511	62,812
Biglari Holdings, Inc., Class B (A)	117	29,752
BJ's Restaurants, Inc. (A)	2,703	94,970
Bloomin' Brands, Inc.	11,039	134,786
Booking Holdings, Inc.	2,491	12,376,334
Boyd Gaming Corp.	11,088	804,324
Brinker International, Inc. (A)	6,244	826,019
Caesars Entertainment, Inc. (A)	15,995	534,553
Carnival Corp. (A)	78,195	1,948,619
Chipotle Mexican Grill, Inc. (A)	102,573	6,185,152
Choice Hotels International, Inc. (B)	3,737	530,579
Churchill Downs, Inc.	12,293	1,641,607
Compass Group PLC	223,826	7,447,456
Cracker Barrel Old Country Store, Inc.	3,144	166,192
Darden Restaurants, Inc.	8,845	1,651,273
Dave & Buster's Entertainment, Inc. (A)	4,637	135,354
Delivery Hero SE (A)(C)	24,620	694,684
Denny's Corp. (A)	7,834	47,396
Despegar.com Corp. (A)	8,772	168,861
Dine Brands Global, Inc.	2,154	64,835
Domino's Pizza, Inc.	2,599	1,090,956
El Pollo Loco Holdings, Inc. (A)	3,510	40,505
Entain PLC	80,110	687,693
Everi Holdings, Inc. (A)	11,729	158,459
Evolution AB (C)	22,353	1,723,771
Expedia Group, Inc. (A)	9,246	1,722,807
First Watch Restaurant Group, Inc. (A)	4,414	82,145
Full House Resorts, Inc. (A)	5,741	23,423
Galaxy Entertainment Group, Ltd.	288,444	1,214,244
Genting Singapore, Ltd.	797,608	447,458
Global Business Travel Group I (A)	18,037	167,383
Golden Entertainment, Inc.	2,878	90,945
Hilton Grand Vacations, Inc. (A)	20,552	800,500
Hilton Worldwide Holdings, Inc.	18,351	4,535,633
Hyatt Hotels Corp., Class A	7,074	1,110,477
Inspired Entertainment, Inc. (A)	3,555	32,173
InterContinental Hotels Group PLC	21,004	2,613,393
International Game Technology PLC	16,205	286,180
Jack in the Box, Inc.	2,819	117,383
Krispy Kreme, Inc.	12,501	124,135
Kura Sushi USA, Inc., Class A (A)(B)	869	78,714
La Francaise des Jeux SACA (C)	13,441	517,620
Las Vegas Sands Corp.	26,198	1,345,529
Life Time Group Holdings, Inc. (A)	8,693	192,289
Light & Wonder, Inc. (A)	14,771	1,275,919
Lindblad Expeditions Holdings, Inc. (A)	5,300	62,858
Marriott International, Inc., Class A	17,363	4,843,235
Marriott Vacations Worldwide Corp.	5,372	482,406
McDonald's Corp.	53,946	15,638,406
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
McDonald's Holdings Company Japan, Ltd.	11,400	$447,816
MGM Resorts International (A)	17,034	590,228
Monarch Casino & Resort, Inc.	1,786	140,915
Nathan's Famous, Inc.	395	31,051
Norwegian Cruise Line Holdings, Ltd. (A)	33,100	851,663
Oriental Land Company, Ltd.	143,916	3,102,275
Papa John's International, Inc.	4,754	195,247
Planet Fitness, Inc., Class A (A)	14,080	1,392,090
PlayAGS, Inc. (A)	5,696	65,675
Portillo's, Inc., Class A (A)	7,792	73,245
Potbelly Corp. (A)	3,888	36,625
RCI Hospitality Holdings, Inc.	1,214	69,769
Red Rock Resorts, Inc., Class A	6,959	321,784
Royal Caribbean Cruises, Ltd.	18,621	4,295,678
Rush Street Interactive, Inc. (A)	10,788	148,011
Sabre Corp. (A)	54,837	200,155
Sands China, Ltd. (A)	320,259	852,722
Shake Shack, Inc., Class A (A)	5,404	701,439
Six Flags Entertainment Corp.	13,143	633,361
Sodexo SA	11,670	962,907
Starbucks Corp.	85,327	7,786,089
Super Group SGHC, Ltd.	21,378	133,185
Sweetgreen, Inc., Class A (A)	14,264	457,304
Target Hospitality Corp. (A)	4,859	46,962
Texas Roadhouse, Inc.	11,159	2,013,418
The Cheesecake Factory, Inc.	6,761	320,742
The Lottery Corp., Ltd.	293,579	895,434
The Wendy's Company	28,640	466,832
Travel + Leisure Company	11,442	577,249
United Parks & Resorts, Inc. (A)	4,576	257,125
Vail Resorts, Inc.	6,266	1,174,562
Whitbread PLC	23,669	871,255
Wingstop, Inc.	4,886	1,388,601
Wyndham Hotels & Resorts, Inc.	13,011	1,311,379
Wynn Resorts, Ltd.	6,964	600,018
Xponential Fitness, Inc., Class A (A)	3,554	47,801
Yum! Brands, Inc.	21,008	2,818,433
Zensho Holdings Company, Ltd.	12,721	720,425
		128,661,500
Household durables – 0.8%
Barratt Redrow PLC	181,811	996,666
Beazer Homes USA, Inc. (A)	4,084	112,147
Cavco Industries, Inc. (A)	1,183	527,890
Century Communities, Inc.	3,961	290,579
Champion Homes, Inc. (A)	7,663	675,110
Cricut, Inc., Class A (B)	7,228	41,200
D.R. Horton, Inc.	21,953	3,069,468
Dream Finders Homes, Inc., Class A (A)	4,087	95,104
Ethan Allen Interiors, Inc.	3,339	93,859
Flexsteel Industries, Inc.	697	37,875
Garmin, Ltd.	11,564	2,385,191
GoPro, Inc., Class A (A)	22,566	24,597
Green Brick Partners, Inc. (A)	4,435	250,533
Hamilton Beach Brands Holding Company, Class A	1,279	21,526
Hamilton Beach Brands Holding Company, Class B (D)	853	14,356
Helen of Troy, Ltd. (A)	3,273	195,824
Hooker Furnishings Corp.	1,868	26,171
Hovnanian Enterprises, Inc., Class A (A)	713	95,414
Installed Building Products, Inc.	3,417	598,829
iRobot Corp. (A)	4,550	35,263
KB Home	20,974	1,378,411
Landsea Homes Corp. (A)	3,124	26,523

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
La-Z-Boy, Inc.	6,032	$262,814
Legacy Housing Corp. (A)	1,769	43,659
Lennar Corp., Class A	17,977	2,451,523
LGI Homes, Inc. (A)	3,021	270,077
M/I Homes, Inc. (A)	3,775	501,886
Meritage Homes Corp.	5,098	784,174
Mohawk Industries, Inc. (A)	3,944	469,849
NVR, Inc. (A)	231	1,889,326
Panasonic Holdings Corp.	307,564	3,143,488
Persimmon PLC	42,196	630,299
PulteGroup, Inc.	15,438	1,681,198
SEB SA	3,285	296,862
Sekisui House, Ltd.	78,707	1,876,698
Sonos, Inc. (A)	17,272	259,771
Sony Group Corp.	823,490	17,355,494
Taylor Morrison Home Corp. (A)	31,676	1,938,888
Taylor Wimpey PLC	466,937	710,680
Tempur Sealy International, Inc.	29,045	1,646,561
The Berkeley Group Holdings PLC	13,476	655,828
The Lovesac Company (A)	2,071	49,000
Toll Brothers, Inc.	16,889	2,127,170
TopBuild Corp. (A)	4,904	1,526,811
Tri Pointe Homes, Inc. (A)	13,012	471,815
Whirlpool Corp.	9,223	1,055,849
Worthington Enterprises, Inc.	4,574	183,463
		53,275,719
Leisure products – 0.1%
Acushnet Holdings Corp.	4,042	287,305
Bandai Namco Holdings, Inc.	78,351	1,868,297
Brunswick Corp.	11,036	713,808
Escalade, Inc.	1,796	25,647
Funko, Inc., Class A (A)	4,596	61,540
Hasbro, Inc.	9,875	552,111
JAKKS Pacific, Inc. (A)	1,214	34,174
Johnson Outdoors, Inc., Class A	868	28,644
Latham Group, Inc. (A)	6,012	41,844
Malibu Boats, Inc., Class A (A)	2,920	109,763
MasterCraft Boat Holdings, Inc. (A)	2,616	49,887
Mattel, Inc. (A)	56,351	999,103
Peloton Interactive, Inc., Class A (A)	50,260	437,262
Polaris, Inc.	8,769	505,270
Revelyst, Inc. (A)	8,305	159,705
Shimano, Inc.	10,021	1,348,000
Smith & Wesson Brands, Inc.	6,683	67,532
Sturm Ruger & Company, Inc.	2,383	84,287
Topgolf Callaway Brands Corp. (A)	20,479	160,965
YETI Holdings, Inc. (A)	14,188	546,380
		8,081,524
Specialty retail – 1.8%
1-800-Flowers.com, Inc., Class A (A)	3,729	30,466
Abercrombie & Fitch Company, Class A (A)	15,694	2,345,782
Academy Sports & Outdoors, Inc.	9,759	561,435
American Eagle Outfitters, Inc.	25,298	421,718
America's Car-Mart, Inc. (A)	960	49,200
Arhaus, Inc.	7,495	70,453
Arko Corp.	12,163	80,154
Asbury Automotive Group, Inc. (A)	2,787	677,325
AutoNation, Inc. (A)	4,377	743,390
AutoZone, Inc. (A)	1,272	4,072,944
Avolta AG (A)	12,079	484,897
BARK, Inc. (A)	19,438	35,766
Best Buy Company, Inc.	14,709	1,262,032
Beyond, Inc. (A)	7,193	35,461
Boot Barn Holdings, Inc. (A)	4,226	641,591
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Build-A-Bear Workshop, Inc.	1,787	$82,273
Burlington Stores, Inc. (A)	10,534	3,002,822
Caleres, Inc.	4,887	113,183
Camping World Holdings, Inc., Class A	8,118	171,127
CarMax, Inc. (A)	11,662	953,485
Chewy, Inc., Class A (A)	24,833	831,657
Citi Trends, Inc. (A)	1,050	27,563
Designer Brands, Inc., Class A	6,208	33,151
Destination XL Group, Inc. (A)	8,760	23,564
Dick's Sporting Goods, Inc.	9,675	2,214,027
EVgo, Inc. (A)	14,755	59,758
Fast Retailing Company, Ltd.	25,185	8,495,947
Five Below, Inc. (A)	9,200	965,632
Floor & Decor Holdings, Inc., Class A (A)	17,936	1,788,219
Foot Locker, Inc. (A)	11,946	259,945
GameStop Corp., Class A (A)	67,962	2,129,929
Genesco, Inc. (A)	1,541	65,878
Group 1 Automotive, Inc.	1,876	790,696
Haverty Furniture Companies, Inc.	2,149	47,837
Hennes & Mauritz AB, B Shares (B)	74,717	1,007,097
Industria de Diseno Textil SA	143,884	7,370,304
JD Sports Fashion PLC	341,841	408,583
Jjill, Inc.	888	24,527
Kingfisher PLC	240,708	748,207
Lands' End, Inc. (A)	2,047	26,898
Leslie's, Inc. (A)	26,473	59,035
Lithia Motors, Inc.	4,455	1,592,351
Lowe's Companies, Inc.	42,705	10,539,594
MarineMax, Inc. (A)	3,125	90,469
Monro, Inc.	4,378	108,574
Murphy USA, Inc.	3,082	1,546,394
National Vision Holdings, Inc. (A)	11,343	118,194
Nitori Holdings Company, Ltd.	10,567	1,252,109
OneWater Marine, Inc., Class A (A)	1,902	33,057
O'Reilly Automotive, Inc. (A)	4,346	5,153,487
Penske Automotive Group, Inc.	3,127	476,680
Petco Health & Wellness Company, Inc. (A)	12,275	46,768
Revolve Group, Inc. (A)	5,506	184,396
RH (A)	2,504	985,549
Ross Stores, Inc.	24,974	3,777,817
Sally Beauty Holdings, Inc. (A)	14,538	151,922
Shoe Carnival, Inc.	2,614	86,471
Signet Jewelers, Ltd.	5,989	483,372
Sleep Number Corp. (A)	3,175	48,387
Sonic Automotive, Inc., Class A	2,116	134,049
Stitch Fix, Inc., Class A (A)	13,676	58,944
The Buckle, Inc.	4,400	223,564
The Gap, Inc.	37,137	877,547
The Home Depot, Inc.	74,773	29,085,949
The ODP Corp. (A)	4,717	107,265
The RealReal, Inc. (A)	13,963	152,616
The TJX Companies, Inc.	84,904	10,257,252
Tile Shop Holdings, Inc. (A)	5,150	35,690
Tractor Supply Company	40,215	2,133,808
Ulta Beauty, Inc. (A)	3,547	1,542,697
Upbound Group, Inc.	7,583	221,196
Urban Outfitters, Inc. (A)	9,013	494,633
Valvoline, Inc. (A)	21,554	779,824
Victoria's Secret & Company (A)	11,180	463,076
Warby Parker, Inc., Class A (A)	12,622	305,579
Williams-Sonoma, Inc.	21,132	3,913,224
Winmark Corp.	413	162,338
Zalando SE (A)(C)	29,588	989,814
ZOZO, Inc.	17,835	549,281

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Zumiez, Inc. (A)	2,426	$46,506
		122,424,401
Textiles, apparel and luxury goods – 1.1%
adidas AG	21,368	5,255,764
Asics Corp.	90,161	1,758,841
Capri Holdings, Ltd. (A)	19,719	415,282
Cie Financiere Richemont SA, A Shares	70,909	10,726,697
Columbia Sportswear Company	5,357	449,613
Crocs, Inc. (A)	9,748	1,067,698
Deckers Outdoor Corp. (A)	11,436	2,322,537
Figs, Inc., Class A (A)	18,954	117,325
G-III Apparel Group, Ltd. (A)	5,563	181,465
Hanesbrands, Inc. (A)	50,473	410,850
Hermes International SCA	4,178	10,024,566
Kering SA	9,819	2,425,247
Kontoor Brands, Inc.	7,823	668,162
Lululemon Athletica, Inc. (A)	8,503	3,251,632
LVMH Moet Hennessy Louis Vuitton SE	36,284	23,867,352
Moncler SpA	30,811	1,626,528
Movado Group, Inc.	2,158	42,469
NIKE, Inc., Class B	89,626	6,781,999
Oxford Industries, Inc.	2,115	166,620
Pandora A/S	10,816	1,978,846
Puma SE	13,926	640,328
PVH Corp.	9,336	987,282
Ralph Lauren Corp.	3,027	699,176
Rocky Brands, Inc.	1,101	25,103
Skechers USA, Inc., Class A (A)	22,010	1,479,952
Steven Madden, Ltd.	10,287	437,403
Superior Group of Companies, Inc.	2,048	33,853
Tapestry, Inc.	17,542	1,146,019
The Swatch Group AG, Bearer Shares	3,817	693,781
Under Armour, Inc., Class A (A)	31,582	261,499
Under Armour, Inc., Class C (A)	21,686	161,778
Wolverine World Wide, Inc.	11,356	252,103
		80,357,770
		761,260,432
Consumer staples – 5.9%
Beverages – 1.1%
Anheuser-Busch InBev SA/NV	118,529	5,934,026
Asahi Group Holdings, Ltd.	190,597	1,999,493
Brown-Forman Corp., Class B	13,710	520,706
Carlsberg A/S, Class B	12,601	1,210,234
Celsius Holdings, Inc. (A)	26,339	693,769
Coca-Cola Consolidated, Inc.	986	1,242,350
Coca-Cola Europacific Partners PLC	27,326	2,098,910
Coca-Cola HBC AG (A)	28,654	978,877
Constellation Brands, Inc., Class A	11,752	2,597,192
Davide Campari-Milano NV	81,207	508,227
Diageo PLC	293,498	9,326,727
Heineken Holding NV	17,097	1,025,052
Heineken NV	37,989	2,707,443
Keurig Dr. Pepper, Inc.	84,752	2,722,234
Kirin Holdings Company, Ltd.	102,476	1,330,561
MGP Ingredients, Inc.	2,108	82,992
Molson Coors Beverage Company, Class B	13,149	753,701
Monster Beverage Corp. (A)	52,711	2,770,490
National Beverage Corp.	3,396	144,907
PepsiCo, Inc.	103,280	15,704,757
Pernod Ricard SA	26,732	3,020,365
Primo Brands Corp., Class A	22,442	690,540
Suntory Beverage & Food, Ltd.	18,341	582,730
The Boston Beer Company, Inc., Class A (A)	1,439	431,671
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Coca-Cola Company	291,853	$18,170,768
The Vita Coco Company, Inc. (A)	5,620	207,434
Treasury Wine Estates, Ltd.	107,031	749,720
		78,205,876
Consumer staples distribution and retail – 1.6%
Aeon Company, Ltd.	86,258	2,018,730
BJ's Wholesale Club Holdings, Inc. (A)	22,177	1,981,515
Carrefour SA	71,542	1,018,244
Casey's General Stores, Inc.	6,208	2,459,796
Coles Group, Ltd.	176,791	2,063,777
Costco Wholesale Corp.	33,354	30,561,270
Dollar General Corp.	16,555	1,255,200
Dollar Tree, Inc. (A)	15,213	1,140,062
Endeavour Group, Ltd.	200,806	520,933
Ingles Markets, Inc., Class A	2,015	129,847
J Sainsbury PLC	233,208	796,902
Jeronimo Martins SGPS SA	37,352	713,180
Kesko OYJ, B Shares	36,028	679,753
Kobe Bussan Company, Ltd.	19,849	433,899
Koninklijke Ahold Delhaize NV	122,584	4,005,977
Marks & Spencer Group PLC	270,541	1,266,996
MatsukiyoCocokara & Company	43,866	638,640
Natural Grocers by Vitamin Cottage, Inc.	1,372	54,496
Performance Food Group Company (A)	26,060	2,203,373
PriceSmart, Inc.	3,597	331,535
Seven & i Holdings Company, Ltd.	292,018	4,578,148
SpartanNash Company	4,779	87,551
Sprouts Farmers Market, Inc. (A)	31,021	3,941,838
Sysco Corp.	36,978	2,827,338
Target Corp.	34,679	4,687,907
Tesco PLC	903,814	4,156,955
The Andersons, Inc.	4,712	190,930
The Chefs' Warehouse, Inc. (A)	5,005	246,847
The Kroger Company	50,105	3,063,921
U.S. Foods Holding Corp. (A)	38,962	2,628,377
United Natural Foods, Inc. (A)	8,415	229,814
Village Super Market, Inc., Class A	1,263	40,277
Walgreens Boots Alliance, Inc.	53,995	503,773
Walmart, Inc.	326,755	29,522,314
Weis Markets, Inc.	2,383	161,377
Woolworths Group, Ltd.	161,132	3,037,447
		114,178,939
Food products – 1.2%
Ajinomoto Company, Inc.	61,224	2,492,481
Alico, Inc.	1,294	33,553
Archer-Daniels-Midland Company	35,993	1,818,366
Associated British Foods PLC	44,036	1,123,287
B&G Foods, Inc.	11,281	77,726
Barry Callebaut AG	471	627,118
Beyond Meat, Inc. (A)(B)	9,174	34,494
BRC, Inc., Class A (A)	8,466	26,837
Bunge Global SA	10,511	817,335
Calavo Growers, Inc.	2,416	61,608
Cal-Maine Foods, Inc.	5,802	597,142
Chocoladefabriken Lindt & Spruengli AG	14	1,538,516
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	130	1,442,068
Conagra Brands, Inc.	35,928	997,002
Danone SA	85,154	5,754,684
Darling Ingredients, Inc. (A)	26,603	896,255
Dole PLC	10,737	145,379
Flowers Foods, Inc.	32,759	676,801
Fresh Del Monte Produce, Inc.	4,908	162,995
General Mills, Inc.	41,791	2,665,012
Hormel Foods Corp.	21,878	686,313

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Ingredion, Inc.	10,898	$1,499,129
J&J Snack Foods Corp.	2,165	335,856
JDE Peet's NV	16,074	276,166
John B Sanfilippo & Son, Inc.	1,246	108,539
Kellanova	20,239	1,638,752
Kerry Group PLC, Class A	18,982	1,830,747
Kerry Group PLC, Class A (London Stock Exchange)	1,204	114,026
Kikkoman Corp.	89,509	993,923
Lamb Weston Holdings, Inc.	10,734	717,353
Lancaster Colony Corp.	5,997	1,038,321
Limoneira Company	2,496	61,052
Lotus Bakeries NV	54	604,428
Mama's Creations, Inc. (A)	4,774	38,001
McCormick & Company, Inc.	18,984	1,447,340
MEIJI Holdings Company, Ltd.	30,967	629,673
Mission Produce, Inc. (A)	6,354	91,307
Mondelez International, Inc., Class A	100,664	6,012,661
Mowi ASA	61,389	1,052,100
Nestle SA	345,588	28,353,134
Nissin Foods Holdings Company, Ltd.	26,457	639,160
Orkla ASA	92,467	799,946
Pilgrim's Pride Corp. (A)	6,742	306,019
Post Holdings, Inc. (A)	7,919	906,409
Salmar ASA	8,708	413,882
Seneca Foods Corp., Class A (A)	649	51,440
SunOpta, Inc. (A)	13,576	104,535
The Campbell's Company	14,787	619,280
The Hain Celestial Group, Inc. (A)	12,983	79,845
The Hershey Company	11,122	1,883,511
The J.M. Smucker Company	8,010	882,061
The Kraft Heinz Company	66,447	2,040,587
The Simply Good Foods Company (A)	12,928	503,933
TreeHouse Foods, Inc. (A)	6,688	234,949
Tyson Foods, Inc., Class A	21,519	1,236,051
Utz Brands, Inc.	9,606	150,430
Vital Farms, Inc. (A)	4,743	178,764
Westrock Coffee Company (A)(B)	5,738	36,838
WH Group, Ltd. (C)	1,100,034	847,724
Wilmar International, Ltd.	253,392	575,132
WK Kellogg Company	9,314	167,559
Yakult Honsha Company, Ltd.	33,842	641,045
		82,816,580
Household products – 0.8%
Central Garden & Pet Company (A)	1,470	57,036
Central Garden & Pet Company, Class A (A)	7,369	243,545
Church & Dwight Company, Inc.	18,443	1,931,167
Colgate-Palmolive Company	61,503	5,591,238
Energizer Holdings, Inc.	10,200	355,878
Essity AB, B Shares	80,439	2,150,796
Henkel AG & Company KGaA	13,707	1,056,117
Kimberly-Clark Corp.	25,104	3,289,628
Oil-Dri Corp. of America	724	63,451
Reckitt Benckiser Group PLC	91,180	5,519,194
The Clorox Company	9,318	1,513,336
The Procter & Gamble Company	177,282	29,721,327
Unicharm Corp.	147,402	1,215,184
WD-40 Company	1,939	470,557
		53,178,454
Personal care products – 0.7%
Beiersdorf AG	13,085	1,684,837
BellRing Brands, Inc. (A)	21,617	1,628,625
Coty, Inc., Class A (A)	61,110	425,326
e.l.f. Beauty, Inc. (A)	9,422	1,182,932
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
Edgewell Personal Care Company	6,764	$227,270
Haleon PLC	1,015,048	4,786,103
Herbalife, Ltd. (A)	14,518	97,125
Interparfums, Inc.	2,601	342,058
Kao Corp.	61,454	2,486,524
Kenvue, Inc.	144,325	3,081,339
L'Oreal SA	31,676	11,213,396
Medifast, Inc. (A)	1,591	28,033
Nature's Sunshine Products, Inc. (A)	1,999	29,305
Nu Skin Enterprises, Inc., Class A	7,541	51,957
Olaplex Holdings, Inc. (A)	21,483	37,166
Shiseido Company, Ltd.	52,761	932,981
The Beauty Health Company (A)	12,501	19,877
The Estee Lauder Companies, Inc., Class A	17,573	1,317,624
The Honest Company, Inc. (A)	11,650	80,735
Unilever PLC	327,450	18,605,903
USANA Health Sciences, Inc. (A)	1,686	60,511
		48,319,627
Tobacco – 0.5%
Altria Group, Inc.	127,582	6,671,263
British American Tobacco PLC	262,793	9,482,809
Imperial Brands PLC	105,816	3,383,872
Japan Tobacco, Inc. (B)	158,284	4,060,432
Philip Morris International, Inc.	117,044	14,086,245
Turning Point Brands, Inc.	2,458	147,726
Universal Corp.	3,395	186,182
		38,018,529
		414,718,005
Energy – 3.4%
Energy equipment and services – 0.3%
Archrock, Inc.	23,651	588,673
Atlas Energy Solutions, Inc. (B)	9,775	216,810
Baker Hughes Company	74,489	3,055,539
Borr Drilling, Ltd. (A)(B)	33,810	131,859
Bristow Group, Inc. (A)	3,567	122,348
Cactus, Inc., Class A	9,493	554,011
ChampionX Corp.	58,913	1,601,844
Core Laboratories, Inc.	6,913	119,664
DMC Global, Inc. (A)	3,086	22,682
Expro Group Holdings NV (A)	13,645	170,153
Forum Energy Technologies, Inc. (A)	2,086	32,312
Geospace Technologies Corp. (A)	1,993	19,970
Halliburton Company	66,132	1,798,129
Helix Energy Solutions Group, Inc. (A)	20,427	190,380
Helmerich & Payne, Inc.	13,592	435,216
Innovex International, Inc. (A)	5,187	72,462
Kodiak Gas Services, Inc.	3,521	143,762
Liberty Energy, Inc.	22,480	447,127
Nabors Industries, Ltd. (A)	1,353	77,351
Natural Gas Services Group, Inc. (A)	1,626	43,577
Noble Corp. PLC	19,404	609,286
NOV, Inc.	65,079	950,153
NPK International, Inc. (A)	12,157	93,244
Oceaneering International, Inc. (A)	14,475	377,508
Oil States International, Inc. (A)	9,297	47,043
Patterson-UTI Energy, Inc.	56,157	463,857
ProFrac Holding Corp., Class A (A)	3,734	28,976
ProPetro Holding Corp. (A)	13,025	121,523
Ranger Energy Services, Inc., Class A	2,431	37,632
RPC, Inc.	12,775	75,884
Schlumberger, Ltd.	106,304	4,075,695
SEACOR Marine Holdings, Inc. (A)	4,115	26,994
Seadrill, Ltd. (A)	9,793	381,241

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Select Water Solutions, Inc.	13,113	$173,616
Solaris Energy Infrastructure, Inc.	3,658	105,277
Tenaris SA	53,680	1,013,395
TETRA Technologies, Inc. (A)	18,329	65,618
Tidewater, Inc. (A)	6,963	380,946
Transocean, Ltd. (A)	105,344	395,040
Valaris, Ltd. (A)	19,688	870,997
Weatherford International PLC	12,152	870,448
		21,008,242
Oil, gas and consumable fuels – 3.1%
Aker BP ASA	41,685	819,464
Amplify Energy Corp. (A)	5,736	34,416
Antero Midstream Corp.	56,355	850,397
Antero Resources Corp. (A)	48,923	1,714,751
APA Corp.	27,849	643,033
Ardmore Shipping Corp.	5,831	70,847
Berry Corp.	11,452	47,297
BP PLC	2,133,381	10,545,230
California Resources Corp.	9,875	512,414
Centrus Energy Corp., Class A (A)(B)	2,079	138,482
Chevron Corp.	125,811	18,222,465
Chord Energy Corp.	10,225	1,195,507
Civitas Resources, Inc.	14,852	681,261
Clean Energy Fuels Corp. (A)	25,516	64,045
CNX Resources Corp. (A)	45,769	1,678,349
Comstock Resources, Inc. (A)	13,366	243,529
ConocoPhillips	97,376	9,656,778
CONSOL Energy, Inc.	4,138	441,442
Coterra Energy, Inc.	55,450	1,416,193
Crescent Energy Company, Class A	20,994	306,722
CVR Energy, Inc.	5,028	94,225
Delek US Holdings, Inc.	9,331	172,624
Devon Energy Corp.	49,450	1,618,499
DHT Holdings, Inc.	19,295	179,251
Diamondback Energy, Inc.	14,067	2,304,597
Diversified Energy Company PLC (B)	6,862	115,282
Dorian LPG, Ltd.	5,112	124,579
DT Midstream, Inc.	16,250	1,615,738
Encore Energy Corp. (A)(B)	26,775	91,303
ENEOS Holdings, Inc.	360,042	1,888,836
Energy Fuels, Inc. (A)(B)	27,207	139,572
Eni SpA	303,264	4,148,147
EOG Resources, Inc.	42,340	5,190,037
EQT Corp.	44,917	2,071,123
Equinor ASA	110,513	2,621,263
Evolution Petroleum Corp.	5,619	29,387
Excelerate Energy, Inc., Class A	2,460	74,415
Expand Energy Corp.	35,165	3,500,676
Exxon Mobil Corp.	330,853	35,589,857
FLEX LNG, Ltd. (New York Stock Exchange) (B)	4,310	98,871
FutureFuel Corp.	3,856	20,398
Galp Energia SGPS SA	61,302	1,016,061
Golar LNG, Ltd.	14,085	596,077
Granite Ridge Resources, Inc.	8,125	52,488
Green Plains, Inc. (A)	9,484	89,908
Gulfport Energy Corp. (A)	1,831	337,270
Hallador Energy Company (A)	3,749	42,926
Hess Corp.	20,806	2,767,406
HF Sinclair Corp.	26,750	937,588
HighPeak Energy, Inc. (B)	2,247	33,031
Idemitsu Kosan Company, Ltd.	119,405	786,523
Inpex Corp. (B)	116,259	1,462,708
International Seaways, Inc.	5,751	206,691
Kinder Morgan, Inc.	145,513	3,987,056
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Kinetik Holdings, Inc.	5,491	$311,395
Kosmos Energy, Ltd. (A)	68,085	232,851
Magnolia Oil & Gas Corp., Class A	24,854	581,087
Marathon Petroleum Corp.	24,193	3,374,924
Matador Resources Company	19,409	1,091,950
Murphy Oil Corp.	43,446	1,314,676
NACCO Industries, Inc., Class A	776	23,140
Neste OYJ	55,804	706,212
NextDecade Corp. (A)	16,831	129,767
Nordic American Tankers, Ltd.	28,835	72,088
Northern Oil and Gas, Inc.	14,023	521,095
Occidental Petroleum Corp.	50,858	2,512,894
OMV AG	19,426	753,373
ONEOK, Inc.	43,976	4,415,190
Ovintiv, Inc.	43,542	1,763,451
Par Pacific Holdings, Inc. (A)	7,705	126,285
PBF Energy, Inc., Class A	30,733	815,961
Peabody Energy Corp.	17,914	375,119
Permian Resources Corp.	106,443	1,530,650
Phillips 66	31,089	3,541,970
PrimeEnergy Resources Corp. (A)	114	25,033
Range Resources Corp.	40,362	1,452,225
Repsol SA	155,303	1,889,720
REX American Resources Corp. (A)	2,244	93,552
Riley Exploration Permian, Inc.	1,655	52,828
Ring Energy, Inc. (A)	22,974	31,245
Sable Offshore Corp. (A)(B)	7,325	167,743
SandRidge Energy, Inc.	4,662	54,592
Santos, Ltd.	428,404	1,773,978
Scorpio Tankers, Inc.	6,273	311,705
SFL Corp., Ltd.	17,207	175,856
Shell PLC	818,338	25,508,408
Sitio Royalties Corp., Class A	11,928	228,779
SM Energy Company	16,145	625,780
Talos Energy, Inc. (A)	21,087	204,755
Targa Resources Corp.	16,415	2,930,078
Teekay Corp., Ltd.	7,654	53,042
Teekay Tankers, Ltd., Class A	3,377	134,371
Texas Pacific Land Corp.	1,418	1,568,251
The Williams Companies, Inc.	91,764	4,966,268
TotalEnergies SE	284,637	15,858,505
Uranium Energy Corp. (A)	57,064	381,758
Ur-Energy, Inc. (A)	50,893	58,527
VAALCO Energy, Inc.	15,227	66,542
Valero Energy Corp.	23,832	2,921,565
Viper Energy, Inc.	17,224	845,182
Vital Energy, Inc. (A)	4,083	126,246
Vitesse Energy, Inc.	3,675	91,875
W&T Offshore, Inc.	16,378	27,187
Woodside Energy Group, Ltd.	250,455	3,878,277
World Kinect Corp.	8,073	222,088
		214,207,074
		235,215,316
Financials – 16.2%
Banks – 6.4%
1st Source Corp.	2,576	150,387
ABN AMRO Bank NV (C)	60,436	932,622
ACNB Corp.	1,247	49,668
AIB Group PLC	245,729	1,358,857
Amalgamated Financial Corp.	2,616	87,558
Amerant Bancorp, Inc.	4,556	102,100
Ameris Bancorp	9,251	578,835
Ames National Corp.	1,471	24,169
ANZ Group Holdings, Ltd.	392,843	6,921,812
Arrow Financial Corp.	2,422	69,536

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Associated Banc-Corp.	48,361	$1,155,828
Atlantic Union Bankshares Corp.	12,744	482,743
Axos Financial, Inc. (A)	7,718	539,102
Banc of California, Inc.	19,699	304,547
BancFirst Corp.	2,867	335,955
Banco Bilbao Vizcaya Argentaria SA	760,200	7,438,122
Banco BPM SpA	169,880	1,375,450
Banco de Sabadell SA	717,589	1,394,471
Banco Santander SA	2,043,761	9,454,945
Bank First Corp.	1,380	136,744
Bank Hapoalim BM	166,748	2,013,006
Bank Leumi Le-Israel BM	198,884	2,366,187
Bank of America Corp.	502,510	22,085,315
Bank of Hawaii Corp.	5,519	393,174
Bank of Ireland Group PLC	132,462	1,207,979
Bank of Marin Bancorp	2,492	59,235
Bank OZK	17,647	785,821
Bank7 Corp.	617	28,789
BankUnited, Inc.	10,463	399,373
Bankwell Financial Group, Inc.	964	30,029
Banner Corp.	4,787	319,628
Banque Cantonale Vaudoise	3,973	365,816
Bar Harbor Bankshares	2,313	70,732
Barclays PLC	1,916,999	6,412,736
BayCom Corp.	1,664	44,662
BCB Bancorp, Inc.	2,432	28,795
Berkshire Hills Bancorp, Inc.	6,220	176,835
Blue Foundry Bancorp (A)	3,513	34,463
BNP Paribas SA	134,243	8,242,085
BOC Hong Kong Holdings, Ltd.	488,112	1,558,608
BPER Banca SpA	131,267	837,198
Bridgewater Bancshares, Inc. (A)	2,939	39,706
Brookline Bancorp, Inc.	12,616	148,869
Burke & Herbert Financial Services Corp.	1,942	121,103
Business First Bancshares, Inc.	3,582	92,057
Byline Bancorp, Inc.	4,517	130,993
Cadence Bank	56,495	1,946,253
CaixaBank SA	527,285	2,862,720
California BanCorp (A)	3,339	55,227
Camden National Corp.	2,103	89,882
Capital Bancorp, Inc.	1,484	42,294
Capital City Bank Group, Inc.	2,125	77,881
Capitol Federal Financial, Inc.	18,313	108,230
Carter Bankshares, Inc. (A)	3,391	59,648
Cathay General Bancorp	9,748	464,102
Central Pacific Financial Corp.	3,803	110,477
Chemung Financial Corp.	469	22,892
ChoiceOne Financial Services, Inc.	1,228	43,766
Citigroup, Inc.	142,370	10,021,424
Citizens & Northern Corp.	2,477	46,072
Citizens Financial Group, Inc.	33,175	1,451,738
Citizens Financial Services, Inc.	685	43,367
City Holding Company	2,007	237,789
Civista Bancshares, Inc.	2,406	50,622
CNB Financial Corp.	3,228	80,248
Coastal Financial Corp. (A)	1,609	136,620
Colony Bankcorp, Inc.	2,531	40,850
Columbia Banking System, Inc.	35,046	946,592
Columbia Financial, Inc. (A)	4,414	69,785
Comerica, Inc.	21,997	1,360,514
Commerce Bancshares, Inc.	20,492	1,276,857
Commerzbank AG	125,010	2,052,973
Commonwealth Bank of Australia	220,752	20,887,808
Community Financial System, Inc.	7,420	457,666
Community Trust Bancorp, Inc.	2,199	116,613
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Community West Bancshares	2,493	$48,289
Concordia Financial Group, Ltd.	138,612	762,294
ConnectOne Bancorp, Inc.	5,241	120,071
Credit Agricole SA	140,395	1,931,768
CrossFirst Bankshares, Inc. (A)	6,470	98,021
Cullen/Frost Bankers, Inc.	10,727	1,440,100
Customers Bancorp, Inc. (A)	4,166	202,801
CVB Financial Corp.	18,787	402,230
Danske Bank A/S	90,980	2,579,526
DBS Group Holdings, Ltd.	262,811	8,421,901
Dime Community Bancshares, Inc.	5,124	157,486
DNB Bank ASA	118,122	2,358,238
Eagle Bancorp, Inc.	4,266	111,044
East West Bancorp, Inc.	23,187	2,220,387
Eastern Bankshares, Inc.	27,243	469,942
Enterprise Bancorp, Inc.	1,493	59,033
Enterprise Financial Services Corp.	5,254	296,326
Equity Bancshares, Inc., Class A	2,088	88,573
Erste Group Bank AG	44,416	2,749,176
Esquire Financial Holdings, Inc.	1,011	80,375
ESSA Bancorp, Inc.	1,618	31,551
Farmers & Merchants Bancorp, Inc.	1,954	57,545
Farmers National Banc Corp.	5,369	76,347
FB Financial Corp.	5,184	267,028
Fidelity D&D Bancorp, Inc.	761	37,137
Fifth Third Bancorp	50,477	2,134,168
Financial Institutions, Inc.	2,223	60,666
FinecoBank SpA	80,593	1,406,568
First Bancorp (North Carolina)	5,742	252,476
First Bancorp (Puerto Rico)	22,711	422,197
First Bank	3,235	45,516
First Busey Corp.	8,010	188,796
First Business Financial Services, Inc.	1,151	53,280
First Commonwealth Financial Corp.	14,475	244,917
First Community Bankshares, Inc.	2,547	106,057
First Financial Bancorp	13,249	356,133
First Financial Bankshares, Inc.	40,047	1,443,694
First Financial Corp.	1,542	71,225
First Financial Northwest, Inc.	1,060	23,002
First Foundation, Inc.	9,134	56,722
First Horizon Corp.	88,672	1,785,854
First Internet Bancorp	1,148	41,317
First Interstate BancSystem, Inc., Class A	11,148	361,976
First Merchants Corp.	8,074	322,072
First Mid Bancshares, Inc.	3,284	120,917
First Western Financial, Inc. (A)	1,204	23,538
Five Star Bancorp	2,464	74,142
Flagstar Financial, Inc.	87,014	811,841
Flushing Financial Corp.	4,168	59,519
FNB Corp.	60,145	888,943
FS Bancorp, Inc.	960	39,418
Fulton Financial Corp.	25,224	486,319
FVCBankcorp, Inc. (A)	2,783	34,982
German American Bancorp, Inc. (B)	4,202	169,004
Glacier Bancorp, Inc.	35,121	1,763,777
Great Southern Bancorp, Inc.	1,232	73,550
Greene County Bancorp, Inc.	1,072	29,716
Guaranty Bancshares, Inc.	1,244	43,042
Hancock Whitney Corp.	26,546	1,452,597
Hang Seng Bank, Ltd.	99,312	1,216,457
Hanmi Financial Corp.	4,331	102,298
HarborOne Bancorp, Inc.	5,795	68,555
HBT Financial, Inc.	1,990	43,581
Heartland Financial USA, Inc.	5,911	362,374
Heritage Commerce Corp.	9,154	85,865

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Heritage Financial Corp.	4,684	$114,758
Hilltop Holdings, Inc.	6,752	193,310
Home Bancorp, Inc.	1,007	46,533
Home BancShares, Inc.	56,787	1,607,072
HomeStreet, Inc. (A)	2,811	32,102
HomeTrust Bancshares, Inc.	2,210	74,433
Hope Bancorp, Inc.	16,126	198,189
Horizon Bancorp, Inc.	6,480	104,393
HSBC Holdings PLC	2,401,295	23,588,153
Huntington Bancshares, Inc.	109,364	1,779,352
Independent Bank Corp. (Massachusetts)	5,967	383,022
Independent Bank Corp. (Michigan)	2,832	98,639
Independent Bank Group, Inc.	5,201	315,545
ING Groep NV	435,729	6,828,560
International Bancshares Corp.	16,501	1,042,203
Intesa Sanpaolo SpA	1,929,259	7,737,900
Investar Holding Corp.	1,224	26,879
Israel Discount Bank, Ltd., Class A	163,167	1,116,197
Japan Post Bank Company, Ltd.	190,869	1,804,027
John Marshall Bancorp, Inc.	1,961	39,377
JPMorgan Chase & Co.	211,933	50,802,459
KBC Group NV	30,275	2,337,509
Kearny Financial Corp.	8,208	58,113
KeyCorp	74,619	1,278,970
Lakeland Financial Corp.	3,564	245,061
LCNB Corp.	2,212	33,468
LINKBANCORP, Inc.	3,609	26,995
Live Oak Bancshares, Inc.	4,975	196,761
Lloyds Banking Group PLC	8,090,175	5,525,004
M&T Bank Corp.	12,490	2,348,245
Mediobanca Banca di Credito Finanziario SpA	65,922	962,721
Mercantile Bank Corp.	2,236	99,480
Metrocity Bankshares, Inc.	2,941	93,965
Metropolitan Bank Holding Corp. (A)	1,491	87,074
Mid Penn Bancorp, Inc.	2,182	62,929
Middlefield Banc Corp.	1,157	32,454
Midland States Bancorp, Inc.	2,745	66,978
MidWestOne Financial Group, Inc.	2,343	68,228
Mitsubishi UFJ Financial Group, Inc.	1,464,653	17,099,392
Mizrahi Tefahot Bank, Ltd.	20,450	885,260
Mizuho Financial Group, Inc.	318,190	7,767,826
MVB Financial Corp.	1,831	37,902
National Australia Bank, Ltd.	405,477	9,290,421
National Bank Holdings Corp., Class A	5,276	227,185
National Bankshares, Inc.	923	26,499
NatWest Group PLC	931,160	4,666,276
NB Bancorp, Inc. (A)	5,396	97,452
NBT Bancorp, Inc.	6,510	310,918
Nicolet Bankshares, Inc.	1,924	201,847
Nordea Bank ABP	416,159	4,540,606
Northeast Bank	951	87,235
Northeast Community Bancorp, Inc.	1,691	41,362
Northfield Bancorp, Inc.	5,779	67,152
Northrim BanCorp, Inc.	792	61,728
Northwest Bancshares, Inc.	18,085	238,541
Norwood Financial Corp.	1,151	31,313
Oak Valley Bancorp	1,038	30,362
OceanFirst Financial Corp.	8,001	144,818
OFG Bancorp	6,533	276,477
Old National Bancorp	97,035	2,106,145
Old Second Bancorp, Inc.	6,082	108,138
Orange County Bancorp, Inc.	777	43,178
Origin Bancorp, Inc.	4,298	143,080
Orrstown Financial Services, Inc.	2,671	97,785
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Oversea-Chinese Banking Corp., Ltd.	446,654	$5,455,018
Pacific Premier Bancorp, Inc.	14,045	350,001
Park National Corp.	2,040	349,717
Parke Bancorp, Inc.	1,666	34,170
Pathward Financial, Inc.	3,547	260,988
PCB Bancorp	1,681	34,023
Peapack-Gladstone Financial Corp.	2,469	79,131
Peoples Bancorp, Inc.	5,072	160,732
Peoples Financial Services Corp.	1,366	69,912
Pinnacle Financial Partners, Inc.	12,801	1,464,306
Pioneer Bancorp, Inc. (A)	1,705	19,642
Plumas Bancorp	842	39,793
Ponce Financial Group, Inc. (A)	2,779	36,127
Preferred Bank	1,657	143,132
Premier Financial Corp.	5,250	134,243
Primis Financial Corp.	3,241	37,790
Princeton Bancorp, Inc.	727	25,031
Prosperity Bancshares, Inc.	15,934	1,200,627
Provident Bancorp, Inc. (A)	2,544	29,002
Provident Financial Services, Inc.	17,870	337,207
QCR Holdings, Inc.	2,241	180,714
RBB Bancorp	2,378	48,725
Red River Bancshares, Inc.	630	34,007
Regions Financial Corp.	68,417	1,609,168
Renasant Corp.	8,823	315,422
Republic Bancorp, Inc., Class A	1,196	83,565
Resona Holdings, Inc.	275,820	1,988,324
S&T Bancorp, Inc.	5,487	209,713
Sandy Spring Bancorp, Inc.	6,206	209,204
Seacoast Banking Corp. of Florida	12,033	331,268
ServisFirst Bancshares, Inc.	7,213	611,230
Shizuoka Financial Group, Inc.	57,391	465,447
Shore Bancshares, Inc.	4,530	71,801
Sierra Bancorp	1,996	57,724
Simmons First National Corp., Class A	17,594	390,235
Skandinaviska Enskilda Banken AB, A Shares	209,313	2,868,443
SmartFinancial, Inc.	2,477	76,737
Societe Generale SA	95,009	2,666,473
South Plains Financial, Inc.	1,852	64,357
Southern First Bancshares, Inc. (A)	1,152	45,792
Southern Missouri Bancorp, Inc.	1,368	78,482
Southern States Bancshares, Inc.	1,202	40,039
Southside Bancshares, Inc.	4,144	131,613
SouthState Corp.	23,405	2,328,329
Standard Chartered PLC	277,175	3,412,355
Stellar Bancorp, Inc.	6,965	197,458
Stock Yards Bancorp, Inc.	3,674	263,095
Sumitomo Mitsui Financial Group, Inc.	491,778	11,802,784
Sumitomo Mitsui Trust Group, Inc.	85,634	2,000,369
Svenska Handelsbanken AB, A Shares	192,392	1,986,455
Swedbank AB, A Shares	111,987	2,211,289
Synovus Financial Corp.	23,695	1,213,895
Texas Capital Bancshares, Inc. (A)	14,264	1,115,445
The Bancorp, Inc. (A)	6,681	351,621
The Bank of NT Butterfield & Son, Ltd.	6,083	222,334
The Chiba Bank, Ltd.	75,298	580,382
The First Bancorp, Inc.	1,783	48,765
The First Bancshares, Inc.	4,373	153,055
The First of Long Island Corp.	2,861	33,416
The Hingham Institution for Savings (B)	219	55,657
The PNC Financial Services Group, Inc.	29,869	5,760,237
Third Coast Bancshares, Inc. (A)	1,568	53,234
Timberland Bancorp, Inc.	1,222	37,283
Tompkins Financial Corp.	1,859	126,096

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Towne Bank	10,199	$347,378
TriCo Bancshares	4,636	202,593
Triumph Financial, Inc. (A)	3,172	288,271
Truist Financial Corp.	99,933	4,335,094
Trustmark Corp.	8,567	303,015
U.S. Bancorp	117,436	5,616,964
UMB Financial Corp.	13,691	1,545,166
UniCredit SpA	194,331	7,782,633
United Bankshares, Inc.	41,004	1,539,700
United Community Banks, Inc.	16,877	545,296
United Overseas Bank, Ltd.	166,785	4,429,121
Unity Bancorp, Inc.	1,011	44,090
Univest Financial Corp.	4,211	124,267
USCB Financial Holdings, Inc.	1,534	27,229
Valley National Bancorp	142,074	1,287,190
Veritex Holdings, Inc.	7,430	201,799
Virginia National Bankshares Corp.	718	27,428
WaFd, Inc.	9,314	300,283
Washington Trust Bancorp, Inc.	2,480	77,748
Webster Financial Corp.	28,670	1,583,157
Wells Fargo & Company	250,637	17,604,743
WesBanco, Inc.	8,225	267,642
West BanCorp, Inc.	2,756	59,667
Westamerica BanCorp	3,529	185,131
Western Alliance Bancorp	18,243	1,524,020
Westpac Banking Corp.	453,515	9,052,603
Wintrust Financial Corp.	11,122	1,387,025
WSFS Financial Corp.	8,325	442,307
Zions Bancorp NA	24,706	1,340,301
		447,792,261
Capital markets – 3.0%
3i Group PLC	128,394	5,715,229
Affiliated Managers Group, Inc.	5,055	934,771
AlTi Global, Inc. (A)	5,446	24,017
Ameriprise Financial, Inc.	7,303	3,888,336
Amundi SA (C)	8,098	538,927
Artisan Partners Asset Management, Inc., Class A	8,787	378,280
ASX, Ltd.	25,575	1,028,450
BGC Group, Inc., Class A	51,720	468,583
BlackRock, Inc.	10,959	11,234,180
Brightsphere Investment Group, Inc.	3,812	100,408
Cboe Global Markets, Inc.	7,881	1,539,947
CME Group, Inc.	27,127	6,299,703
Cohen & Steers, Inc.	3,921	362,065
CVC Capital Partners PLC (A)(C)	28,042	620,090
Daiwa Securities Group, Inc.	175,956	1,161,087
Deutsche Bank AG	249,954	4,313,430
Deutsche Boerse AG	24,838	5,721,586
Diamond Hill Investment Group, Inc.	340	52,734
DigitalBridge Group, Inc.	22,796	257,139
Donnelley Financial Solutions, Inc. (A)	3,682	230,972
EQT AB	49,113	1,357,671
Euronext NV (C)	10,313	1,156,985
Evercore, Inc., Class A	5,922	1,641,519
FactSet Research Systems, Inc.	2,860	1,373,601
Federated Hermes, Inc.	13,033	535,787
Franklin Resources, Inc.	23,254	471,824
Futu Holdings, Ltd., ADR	7,398	591,766
GCM Grosvenor, Inc., Class A	6,362	78,062
Hamilton Lane, Inc., Class A	12,437	1,841,298
Hargreaves Lansdown PLC	46,923	643,886
Hong Kong Exchanges & Clearing, Ltd.	158,871	5,946,339
Houlihan Lokey, Inc.	8,963	1,556,515
Interactive Brokers Group, Inc., Class A	18,211	3,217,337
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Intercontinental Exchange, Inc.	43,223	$6,440,659
Invesco, Ltd.	33,833	591,401
Janus Henderson Group PLC	21,275	904,826
Japan Exchange Group, Inc.	130,895	1,452,335
Jefferies Financial Group, Inc.	27,154	2,128,874
Julius Baer Group, Ltd.	27,172	1,762,684
KKR & Company, Inc.	50,817	7,516,342
London Stock Exchange Group PLC	63,070	8,902,635
Macquarie Group, Ltd.	47,760	6,531,799
MarketAxess Holdings, Inc.	2,838	641,502
Moelis & Company, Class A	10,012	739,687
Moody's Corp.	11,731	5,553,103
Morgan Stanley	93,382	11,739,985
Morningstar, Inc.	4,519	1,521,818
MSCI, Inc.	5,900	3,540,059
Nasdaq, Inc.	31,152	2,408,361
Nomura Holdings, Inc.	396,423	2,299,982
Northern Trust Corp.	14,921	1,529,403
Open Lending Corp. (A)	15,503	92,553
P10, Inc., Class A	5,938	74,878
Partners Group Holding AG	2,994	4,066,728
Patria Investments, Ltd., Class A	8,354	97,157
Perella Weinberg Partners	7,474	178,180
Piper Sandler Companies	2,445	733,378
PJT Partners, Inc., Class A	3,283	518,090
Raymond James Financial, Inc.	13,774	2,139,515
S&P Global, Inc.	23,901	11,903,415
SBI Holdings, Inc.	35,892	901,466
Schroders PLC	106,319	429,755
SEI Investments Company	16,387	1,351,600
Silvercrest Asset Management Group, Inc., Class A	1,745	32,091
Singapore Exchange, Ltd.	113,085	1,054,134
State Street Corp.	22,068	2,165,974
StepStone Group, Inc., Class A	9,104	526,940
Stifel Financial Corp.	17,120	1,816,090
StoneX Group, Inc. (A)	3,970	388,941
T. Rowe Price Group, Inc.	16,724	1,891,317
The Bank of New York Mellon Corp.	54,733	4,205,136
The Blackstone Group, Inc.	54,351	9,371,199
The Carlyle Group, Inc.	35,298	1,782,196
The Charles Schwab Corp.	112,534	8,328,641
The Goldman Sachs Group, Inc.	23,630	13,531,011
UBS Group AG	433,830	13,282,453
Victory Capital Holdings, Inc., Class A	5,826	381,370
Virtus Investment Partners, Inc.	951	209,772
WisdomTree, Inc.	19,996	209,958
		213,151,917
Consumer finance – 0.4%
Ally Financial, Inc.	45,870	1,651,779
American Express Company	41,893	12,433,423
Atlanticus Holdings Corp. (A)	800	44,624
Bread Financial Holdings, Inc.	7,043	430,046
Capital One Financial Corp.	28,718	5,120,994
Dave, Inc. (A)	1,122	97,524
Discover Financial Services	18,900	3,274,047
Encore Capital Group, Inc. (A)	3,379	161,415
Enova International, Inc. (A)	3,574	342,675
FirstCash Holdings, Inc.	12,002	1,243,407
Green Dot Corp., Class A (A)	8,066	85,822
LendingClub Corp. (A)	15,859	256,757
LendingTree, Inc. (A)	1,448	56,110
Medallion Financial Corp.	2,725	25,588
MoneyLion, Inc. (A)	1,230	105,792
Navient Corp.	11,072	147,147

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Nelnet, Inc., Class A	2,018	$215,543
NerdWallet, Inc., Class A (A)	5,119	68,083
PRA Group, Inc. (A)	5,572	116,399
PROG Holdings, Inc.	5,737	242,446
Regional Management Corp.	1,264	42,951
SLM Corp.	35,515	979,504
Synchrony Financial	29,309	1,905,085
Upstart Holdings, Inc. (A)	11,175	688,045
World Acceptance Corp. (A)	489	54,983
		29,790,189
Financial services – 3.0%
Acacia Research Corp. (A)	5,832	25,311
Adyen NV (A)(C)	2,869	4,263,557
Alerus Financial Corp.	3,716	71,496
Apollo Global Management, Inc.	33,649	5,557,469
AvidXchange Holdings, Inc. (A)	25,050	259,017
Banco Latinoamericano de Comercio Exterior SA, Class E	3,887	138,261
Berkshire Hathaway, Inc., Class B (A)	137,980	62,543,574
Burford Capital, Ltd.	28,553	364,051
Cannae Holdings, Inc.	8,581	170,419
Cantaloupe, Inc. (A)	8,629	82,062
Cass Information Systems, Inc.	2,084	85,256
Compass Diversified Holdings	9,802	226,230
Corpay, Inc. (A)	5,248	1,776,028
Edenred SE	32,328	1,062,815
Enact Holdings, Inc.	4,191	135,705
Equitable Holdings, Inc.	52,409	2,472,133
Essent Group, Ltd.	32,555	1,772,294
Eurazeo SE	5,519	411,657
Euronet Worldwide, Inc. (A)	6,907	710,316
EVERTEC, Inc.	9,363	323,304
EXOR NV	13,116	1,202,420
Federal Agricultural Mortgage Corp., Class C	1,300	256,035
Fidelity National Information Services, Inc.	40,526	3,273,285
Fiserv, Inc. (A)	42,827	8,797,522
Flywire Corp., Class A (A)	17,308	356,891
Global Payments, Inc.	19,158	2,146,845
Groupe Bruxelles Lambert NV	10,953	748,920
HA Sustainable Infrastructure Capital, Inc.	16,464	441,729
i3 Verticals, Inc., Class A (A)	3,366	77,553
Industrivarden AB, A Shares	16,026	506,568
Industrivarden AB, C Shares	21,176	668,854
Infratil, Ltd.	121,116	853,714
International Money Express, Inc. (A)	4,501	93,756
Investor AB, B Shares	228,305	6,047,099
Jack Henry & Associates, Inc.	5,494	963,098
Jackson Financial, Inc., Class A	10,642	926,705
L.E. Lundbergforetagen AB, B Shares	10,024	454,207
M&G PLC	298,275	738,119
Marqeta, Inc., Class A (A)	69,384	262,965
Mastercard, Inc., Class A	61,705	32,492,002
Merchants Bancorp	2,676	97,594
MGIC Investment Corp.	42,378	1,004,782
Mitsubishi HC Capital, Inc.	116,106	765,165
Mr. Cooper Group, Inc. (A)	8,901	854,585
NCR Atleos Corp. (A)	10,301	349,410
NewtekOne, Inc.	3,529	45,065
Nexi SpA (A)(C)	67,909	377,992
NMI Holdings, Inc. (A)	11,164	410,389
Onity Group, Inc. (A)	953	29,267
ORIX Corp.	150,813	3,240,049
PagSeguro Digital, Ltd., Class A (A)	26,837	168,000
Payoneer Global, Inc. (A)	41,499	416,650
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
PayPal Holdings, Inc. (A)	75,469	$6,441,279
Paysafe, Ltd. (A)	4,690	80,199
PennyMac Financial Services, Inc.	3,797	387,826
Priority Technology Holdings, Inc. (A)	2,229	26,191
Radian Group, Inc.	21,462	680,775
Remitly Global, Inc. (A)	21,299	480,718
Repay Holdings Corp. (A)	12,586	96,031
Sezzle, Inc. (A)	333	85,181
Shift4 Payments, Inc., Class A (A)	11,485	1,191,913
Sofina SA	2,033	458,907
StoneCo, Ltd., Class A (A)	40,769	324,929
The Western Union Company	56,501	598,911
TrustCo Bank Corp. NY	2,552	85,007
Velocity Financial, Inc. (A)	1,331	26,034
Visa, Inc., Class A	130,088	41,113,012
Voya Financial, Inc.	16,094	1,107,750
Walker & Dunlop, Inc.	4,602	447,360
Washington H. Soul Pattinson & Company, Ltd.	31,518	666,230
Waterstone Financial, Inc.	2,707	36,382
WEX, Inc. (A)	6,654	1,166,579
Wise PLC, Class A (A)	87,882	1,168,071
		208,187,475
Insurance – 3.3%
Admiral Group PLC	34,343	1,134,556
Aegon, Ltd.	178,096	1,059,797
Aflac, Inc.	37,637	3,893,171
Ageas SA/NV	21,075	1,024,669
AIA Group, Ltd.	1,441,983	10,357,564
Allianz SE	51,669	15,881,128
Ambac Financial Group, Inc. (A)	6,520	82,478
American Coastal Insurance Corp. (A)	3,472	46,733
American Financial Group, Inc.	12,073	1,653,156
American International Group, Inc.	46,956	3,418,397
AMERISAFE, Inc.	2,802	144,415
Aon PLC, Class A	16,280	5,847,125
Arch Capital Group, Ltd.	28,208	2,605,009
Arthur J. Gallagher & Company	16,516	4,688,067
ASR Nederland NV	20,907	994,377
Assurant, Inc.	3,861	823,242
Aviva PLC	353,117	2,069,656
AXA SA	232,277	8,266,648
Baloise Holding AG	5,739	1,039,926
Bowhead Specialty Holdings, Inc. (A)	1,145	40,670
Brighthouse Financial, Inc. (A)	9,928	476,941
Brown & Brown, Inc.	17,867	1,822,791
Chubb, Ltd.	28,220	7,797,186
Cincinnati Financial Corp.	11,767	1,690,918
CNO Financial Group, Inc.	32,069	1,193,287
Crawford & Company, Class A	2,195	25,374
Dai-ichi Life Holdings, Inc.	119,387	3,181,226
Donegal Group, Inc., Class A	2,799	43,301
Employers Holdings, Inc.	3,523	180,483
Enstar Group, Ltd. (A)	1,776	571,961
Erie Indemnity Company, Class A	1,878	774,168
Everest Group, Ltd.	3,235	1,172,558
F&G Annuities & Life, Inc.	2,694	111,639
Fidelis Insurance Holdings, Ltd.	7,196	130,463
Fidelity National Financial, Inc.	43,481	2,441,023
First American Financial Corp.	17,229	1,075,779
Generali	124,208	3,514,079
Genworth Financial, Inc. (A)	60,481	422,762
Gjensidige Forsikring ASA	26,381	466,028
Globe Life, Inc.	6,319	704,695
Goosehead Insurance, Inc., Class A (A)	3,196	342,675

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Greenlight Capital Re, Ltd., Class A (A)	3,918	$54,852
Hamilton Insurance Group, Ltd., Class B (A)	5,634	107,215
Hannover Rueck SE	7,954	1,991,834
HCI Group, Inc.	1,183	137,855
Helvetia Holding AG	4,896	807,519
Heritage Insurance Holdings, Inc. (A)	3,250	39,325
Hippo Holdings, Inc. (A)	2,942	78,757
Horace Mann Educators Corp.	5,904	231,614
Insurance Australia Group, Ltd.	312,644	1,635,198
Investors Title Company	205	48,536
James River Group Holdings, Ltd.	5,178	25,217
Japan Post Holdings Company, Ltd.	253,746	2,389,714
Japan Post Insurance Company, Ltd.	25,272	464,198
Kemper Corp.	10,070	669,051
Kingsway Financial Services, Inc. (A)	2,534	21,210
Kinsale Capital Group, Inc.	3,700	1,720,981
Legal & General Group PLC	777,874	2,233,529
Lemonade, Inc. (A)(B)	7,471	274,036
Loews Corp.	13,607	1,152,377
Maiden Holdings, Ltd. (A)	15,170	25,637
Marsh & McLennan Companies, Inc.	36,971	7,853,010
MBIA, Inc. (A)	6,904	44,600
Medibank Private, Ltd.	363,266	851,457
Mercury General Corp.	3,764	250,231
MetLife, Inc.	43,784	3,585,034
MS&AD Insurance Group Holdings, Inc.	169,723	3,665,592
Muenchener Rueckversicherungs-Gesellschaft AG	17,643	8,918,801
NN Group NV	35,713	1,557,391
Old Republic International Corp.	39,018	1,412,061
Oscar Health, Inc., Class A (A)	28,371	381,306
Palomar Holdings, Inc. (A)	3,586	378,646
Phoenix Group Holdings PLC	92,482	589,315
Poste Italiane SpA (C)	60,298	852,798
Primerica, Inc.	5,582	1,515,066
Principal Financial Group, Inc.	15,841	1,226,252
ProAssurance Corp. (A)	7,470	118,848
Prudential Financial, Inc.	26,799	3,176,485
Prudential PLC	355,580	2,821,890
QBE Insurance Group, Ltd.	198,570	2,358,191
Reinsurance Group of America, Inc.	11,017	2,353,562
RenaissanceRe Holdings, Ltd.	8,688	2,161,661
RLI Corp.	6,974	1,149,524
Root, Inc., Class A (A)	1,233	89,503
Ryan Specialty Holdings, Inc.	17,796	1,141,791
Safety Insurance Group, Inc.	2,068	170,403
Sampo OYJ, A Shares	65,267	2,665,825
Selective Insurance Group, Inc.	18,805	1,758,644
SelectQuote, Inc. (A)	19,734	73,410
SiriusPoint, Ltd. (A)	13,505	221,347
Skyward Specialty Insurance Group, Inc. (A)	5,300	267,862
Sompo Holdings, Inc.	117,584	3,046,632
Stewart Information Services Corp.	3,810	257,137
Suncorp Group, Ltd.	167,825	1,971,745
Swiss Life Holding AG	3,789	2,925,364
Swiss Re AG	39,785	5,762,241
T&D Holdings, Inc.	64,580	1,182,055
Talanx AG	8,515	724,213
The Allstate Corp.	19,934	3,843,076
The Baldwin Insurance Group, Inc. (A)	9,558	370,468
The Hanover Insurance Group, Inc.	6,027	932,136
The Hartford Financial Services Group, Inc.	21,822	2,387,327
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Progressive Corp.	44,099	$10,566,561
The Travelers Companies, Inc.	17,089	4,116,569
Tiptree, Inc.	3,816	79,602
Tokio Marine Holdings, Inc.	247,861	8,895,267
Trupanion, Inc. (A)	4,722	227,600
Tryg A/S	44,720	943,338
Unipol Gruppo SpA	52,053	650,064
United Fire Group, Inc.	3,042	86,545
Universal Insurance Holdings, Inc.	3,378	71,141
Unum Group	28,101	2,052,216
W.R. Berkley Corp.	22,662	1,326,180
Willis Towers Watson PLC	7,582	2,374,986
Zurich Insurance Group AG	19,305	11,481,950
		227,203,695
Mortgage real estate investment trusts – 0.1%
Advanced Flower Capital, Inc.	2,691	22,416
AG Mortgage Investment Trust, Inc.	3,773	25,090
Annaly Capital Management, Inc.	93,758	1,715,771
Apollo Commercial Real Estate Finance, Inc.	20,562	178,067
Arbor Realty Trust, Inc.	26,133	361,942
Ares Commercial Real Estate Corp.	8,743	51,496
ARMOUR Residential REIT, Inc.	7,019	132,378
Blackstone Mortgage Trust, Inc., Class A	24,708	430,166
BrightSpire Capital, Inc.	20,087	113,291
Chicago Atlantic Real Estate Finance, Inc.	2,639	40,693
Chimera Investment Corp.	11,221	157,094
Claros Mortgage Trust, Inc.	13,315	60,184
Dynex Capital, Inc.	10,540	133,331
Ellington Financial, Inc.	11,613	140,750
Franklin BSP Realty Trust, Inc.	11,576	145,163
Granite Point Mortgage Trust, Inc.	9,376	26,159
Invesco Mortgage Capital, Inc.	6,714	54,048
KKR Real Estate Finance Trust, Inc.	8,700	87,870
Ladder Capital Corp.	16,416	183,695
MFA Financial, Inc.	14,467	147,419
New York Mortgage Trust, Inc.	13,987	84,761
Nexpoint Real Estate Finance, Inc.	1,525	23,927
Orchid Island Capital, Inc.	10,203	79,379
PennyMac Mortgage Investment Trust	11,946	150,400
Ready Capital Corp.	23,058	157,256
Redwood Trust, Inc.	18,450	120,479
Starwood Property Trust, Inc.	53,574	1,015,227
TPG RE Finance Trust, Inc.	8,613	73,211
Two Harbors Investment Corp.	14,726	174,209
		6,085,872
		1,132,211,409
Health care – 10.7%
Biotechnology – 1.8%
2seventy bio, Inc. (A)	7,479	21,988
4D Molecular Therapeutics, Inc. (A)	7,636	42,533
89bio, Inc. (A)	12,556	98,188
AbbVie, Inc.	133,026	23,638,720
Absci Corp. (A)	11,765	30,824
ACADIA Pharmaceuticals, Inc. (A)	17,139	314,501
ACELYRIN, Inc. (A)	10,818	33,969
Achieve Life Sciences, Inc. (A)	5,249	18,476
ADC Therapeutics SA (A)	12,525	24,925
ADMA Biologics, Inc. (A)	32,157	551,493
Aduro Biotech, Inc. (A)(D)	2,435	3,412
Adverum Biotechnologies, Inc. (A)	3,288	15,355
Agios Pharmaceuticals, Inc. (A)	8,124	266,955
Akebia Therapeutics, Inc. (A)	30,539	58,024
Akero Therapeutics, Inc. (A)	9,849	273,999

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Albireo Pharma, Inc. (A)(D)	2,883	$6,198
Aldeyra Therapeutics, Inc. (A)	7,270	36,277
Alector, Inc. (A)	12,274	23,198
Alkermes PLC (A)	22,980	660,905
Allogene Therapeutics, Inc. (A)	19,385	41,290
Altimmune, Inc. (A)(B)	10,382	74,854
Amgen, Inc.	40,464	10,546,537
Amicus Therapeutics, Inc. (A)	42,233	397,835
AnaptysBio, Inc. (A)	2,922	38,687
Anavex Life Sciences Corp. (A)(B)	11,015	118,301
Anika Therapeutics, Inc. (A)	2,232	36,739
Annexon, Inc. (A)	14,106	72,364
Apogee Therapeutics, Inc. (A)	5,459	247,293
Arbutus Biopharma Corp. (A)	22,522	73,647
Arcellx, Inc. (A)	6,170	473,177
Arcturus Therapeutics Holdings, Inc. (A)	3,352	56,883
Arcus Biosciences, Inc. (A)	8,131	121,071
Arcutis Biotherapeutics, Inc. (A)	15,410	214,661
Ardelyx, Inc. (A)	34,106	172,917
Argenx SE (A)	7,765	4,796,532
Argenx SE, Additional Offering (A)	122	75,361
ArriVent Biopharma, Inc. (A)	4,214	112,261
Arrowhead Pharmaceuticals, Inc. (A)	38,037	715,096
ARS Pharmaceuticals, Inc. (A)	7,322	77,247
Artiva Biotherapeutics, Inc. (A)(B)	2,121	21,380
Astria Therapeutics, Inc. (A)	6,762	60,452
Atossa Therapeutics, Inc. (A)	19,020	17,957
Aura Biosciences, Inc. (A)	7,299	59,998
Aurinia Pharmaceuticals, Inc. (A)	19,488	175,002
Avid Bioservices, Inc. (A)	9,228	113,966
Avidity Biosciences, Inc. (A)	15,836	460,511
Avita Medical, Inc. (A)	3,906	49,997
Beam Therapeutics, Inc. (A)	11,032	273,594
Bicara Therapeutics, Inc. (A)	2,540	44,247
BioCryst Pharmaceuticals, Inc. (A)	29,892	224,788
Biogen, Inc. (A)	10,969	1,677,379
Biohaven, Ltd. (A)	12,033	449,433
BioMarin Pharmaceutical, Inc. (A)	31,877	2,095,275
Biomea Fusion, Inc. (A)(B)	4,094	15,885
Blueprint Medicines Corp. (A)	9,074	791,434
Bridgebio Pharma, Inc. (A)	20,113	551,901
C4 Therapeutics, Inc. (A)	8,493	30,575
Cabaletta Bio, Inc. (A)	6,940	15,754
Candel Therapeutics, Inc. (A)	2,937	25,493
Capricor Therapeutics, Inc. (A)	5,063	69,869
Cardiff Oncology, Inc. (A)	6,214	26,969
CareDx, Inc. (A)	7,271	155,672
Cargo Therapeutics, Inc. (A)(B)	5,141	74,133
Caribou Biosciences, Inc. (A)	12,461	19,813
Cartesian Therapeutics, Inc. (A)(B)	1,380	24,716
Cartesian Therapeutics, Inc., CVR (A)(D)	19,937	51,437
Catalyst Pharmaceuticals, Inc. (A)	15,967	333,231
Celcuity, Inc. (A)	4,199	54,965
Celldex Therapeutics, Inc. (A)	9,436	238,448
CG Oncology, Inc. (A)	6,868	196,974
Chinook Therapeutics, Inc. (A)(D)	9,357	3,649
Cogent Biosciences, Inc. (A)	13,758	107,312
Coherus Biosciences, Inc. (A)	14,545	20,072
Compass Therapeutics, Inc. (A)	16,703	24,219
Corbus Pharmaceuticals Holdings, Inc. (A)	1,582	18,668
Crinetics Pharmaceuticals, Inc. (A)	12,574	642,909
CSL, Ltd.	63,869	11,141,996
Cullinan Therapeutics, Inc. (A)	7,653	93,214
Cytokinetics, Inc. (A)	36,068	1,696,639
Day One Biopharmaceuticals, Inc. (A)	7,791	98,712
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Denali Therapeutics, Inc. (A)	18,126	$369,408
Design Therapeutics, Inc. (A)	5,105	31,498
Dianthus Therapeutics, Inc. (A)	3,515	76,627
Disc Medicine, Inc. (A)	2,870	181,958
Dynavax Technologies Corp. (A)	19,155	244,609
Dyne Therapeutics, Inc. (A)	11,894	280,223
Editas Medicine, Inc. (A)	13,796	17,521
Enanta Pharmaceuticals, Inc. (A)	3,321	19,096
Entrada Therapeutics, Inc. (A)	3,696	63,904
Erasca, Inc. (A)	26,688	66,987
Exelixis, Inc. (A)	47,766	1,590,608
Fate Therapeutics, Inc. (A)	15,610	25,757
Fennec Pharmaceuticals, Inc. (A)	4,183	26,437
Fibrobiologics, Inc. (A)(B)	4,277	8,554
Foghorn Therapeutics, Inc. (A)	3,890	18,361
Genmab A/S (A)	8,293	1,731,932
Geron Corp. (A)	85,308	301,990
Gilead Sciences, Inc.	93,816	8,665,784
Grifols SA (A)	39,346	371,822
Halozyme Therapeutics, Inc. (A)	39,056	1,867,267
Heron Therapeutics, Inc. (A)(B)	17,866	27,335
Humacyte, Inc. (A)(B)	12,877	65,029
Icosavax, Inc. (A)(D)	4,180	1,296
Ideaya Biosciences, Inc. (A)	12,299	316,084
ImmunityBio, Inc. (A)(B)	21,138	54,113
Immunome, Inc. (A)	7,551	80,192
Immunovant, Inc. (A)	8,581	212,551
Incyte Corp. (A)	12,037	831,396
Inhibrx Biosciences, Inc. (A)	1,861	28,659
Inhibrx, Inc. (A)(D)	5,368	3,382
Inozyme Pharma, Inc. (A)	8,260	22,880
Insmed, Inc. (A)	24,239	1,673,461
Intellia Therapeutics, Inc. (A)	14,401	167,916
Iovance Biotherapeutics, Inc. (A)	38,473	284,700
Ironwood Pharmaceuticals, Inc. (A)	20,889	92,538
iTeos Therapeutics, Inc. (A)	4,340	33,331
Janux Therapeutics, Inc. (A)	4,020	215,231
Jasper Therapeutics, Inc. (A)	1,721	36,795
KalVista Pharmaceuticals, Inc. (A)	5,689	48,186
Keros Therapeutics, Inc. (A)	4,351	68,876
Kiniksa Pharmaceuticals International PLC (A)	5,572	110,214
Kodiak Sciences, Inc. (A)	4,868	48,437
Korro Bio, Inc. (A)	882	33,578
Krystal Biotech, Inc. (A)	3,549	555,986
Kura Oncology, Inc. (A)	10,911	95,035
Kymera Therapeutics, Inc. (A)	6,547	263,386
Larimar Therapeutics, Inc. (A)	6,165	23,859
LENZ Therapeutics, Inc.	1,907	55,055
Lexeo Therapeutics, Inc. (A)	3,805	25,037
Lyell Immunopharma, Inc. (A)	25,447	16,286
MacroGenics, Inc. (A)	9,562	31,077
Madrigal Pharmaceuticals, Inc. (A)	2,563	790,865
MannKind Corp. (A)	38,904	250,153
MeiraGTx Holdings PLC (A)	5,966	36,333
Merrimack Pharmaceuticals, Inc. (A)(D)	1,515	45
Mersana Therapeutics, Inc. (A)	17,374	24,845
MiMedx Group, Inc. (A)	17,159	165,070
Mineralys Therapeutics, Inc. (A)	4,570	56,257
Mirum Pharmaceuticals, Inc. (A)	5,821	240,698
Moderna, Inc. (A)	25,492	1,059,957
Monte Rosa Therapeutics, Inc. (A)	6,121	42,480
Myriad Genetics, Inc. (A)	13,105	179,670
Neurocrine Biosciences, Inc. (A)	16,935	2,311,628
Neurogene, Inc. (A)	1,531	34,999

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Nkarta, Inc. (A)	8,392	$20,896
Novavax, Inc. (A)(B)	21,571	173,431
Nurix Therapeutics, Inc. (A)	9,708	182,899
Nuvalent, Inc., Class A (A)	5,065	396,488
Ocugen, Inc. (A)(B)	38,852	31,276
Olema Pharmaceuticals, Inc. (A)	5,896	34,374
Organogenesis Holdings, Inc. (A)	11,099	35,517
ORIC Pharmaceuticals, Inc. (A)	9,206	74,292
PDL BioPharma, Inc. (A)(D)	23,030	13,818
Perspective Therapeutics, Inc. (A)	7,895	25,185
Poseida Therapeutics, Inc. (A)	9,992	95,923
Praxis Precision Medicines, Inc. (A)	2,477	190,630
Prime Medicine, Inc. (A)(B)	9,397	27,439
ProKidney Corp. (A)(B)	16,193	27,366
Protagonist Therapeutics, Inc. (A)	8,393	323,970
Prothena Corp. PLC (A)	6,415	88,848
PTC Therapeutics, Inc. (A)	10,912	492,568
Puma Biotechnology, Inc. (A)	6,714	20,478
Radius Health, Inc. (A)(D)	8,191	655
Recursion Pharmaceuticals, Inc., Class A (A)(B)	35,224	238,114
Regeneron Pharmaceuticals, Inc. (A)	7,925	5,645,215
REGENXBIO, Inc. (A)	7,018	54,249
Relay Therapeutics, Inc. (A)	15,906	65,533
Renovaro, Inc. (A)	15,922	13,303
Replimune Group, Inc. (A)	9,009	109,099
REVOLUTION Medicines, Inc. (A)	23,492	1,027,540
Rhythm Pharmaceuticals, Inc. (A)	7,841	438,939
Rigel Pharmaceuticals, Inc. (A)	2,569	43,211
Rocket Pharmaceuticals, Inc. (A)	9,979	125,436
Roivant Sciences, Ltd. (A)	71,837	849,832
Sage Therapeutics, Inc. (A)	8,570	46,535
Sana Biotechnology, Inc. (A)	20,312	33,109
Sarepta Therapeutics, Inc. (A)	15,977	1,942,643
Savara, Inc. (A)	17,975	55,183
Scholar Rock Holding Corp. (A)	10,926	472,222
Sera Prognostics, Inc., Class A (A)	4,300	35,002
Soleno Therapeutics, Inc. (A)	3,509	157,730
Solid Biosciences, Inc. (A)	3,807	15,228
SpringWorks Therapeutics, Inc. (A)	9,916	358,265
Spyre Therapeutics, Inc. (A)	5,017	116,796
Stoke Therapeutics, Inc. (A)	5,211	57,477
Summit Therapeutics, Inc. (A)(B)	12,918	230,522
Sutro Biopharma, Inc. (A)	12,183	22,417
Swedish Orphan Biovitrum AB (A)	25,827	741,793
Syndax Pharmaceuticals, Inc. (A)	12,313	162,778
Tango Therapeutics, Inc. (A)	7,581	23,425
Taysha Gene Therapies, Inc. (A)	25,627	44,335
TG Therapeutics, Inc. (A)	19,890	598,689
Tourmaline Bio, Inc. (A)	3,416	69,276
Travere Therapeutics, Inc. (A)	10,845	188,920
TScan Therapeutics, Inc. (A)	5,869	17,842
Twist Bioscience Corp. (A)	8,357	388,350
Tyra Biosciences, Inc. (A)	3,004	41,756
United Therapeutics Corp. (A)	7,467	2,634,656
Upstream Bio, Inc. (A)	2,192	36,036
UroGen Pharma, Ltd. (A)	5,537	58,969
Vanda Pharmaceuticals, Inc. (A)	9,031	43,258
Vaxcyte, Inc. (A)	17,502	1,432,714
Vera Therapeutics, Inc. (A)	6,209	262,579
Veracyte, Inc. (A)	11,054	437,738
Verastem, Inc. (A)	6,289	32,514
Vericel Corp. (A)	7,050	387,116
Vertex Pharmaceuticals, Inc. (A)	19,386	7,806,742
Verve Therapeutics, Inc. (A)	10,432	58,836
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vir Biotechnology, Inc. (A)	13,604	$99,853
Viridian Therapeutics, Inc. (A)	10,028	192,237
Voyager Therapeutics, Inc. (A)	6,762	38,341
Xencor, Inc. (A)	9,068	208,383
XOMA Royalty Corp. (A)	1,281	33,665
Y-mAbs Therapeutics, Inc. (A)	5,459	42,744
Zealand Pharma A/S (A)	8,431	838,674
Zenas Biopharma, Inc. (A)	1,918	15,708
Zentalis Pharmaceuticals, Inc. (A)	9,059	27,449
Zura Bio, Ltd. (A)(B)	6,916	17,290
Zymeworks, Inc. (A)	8,309	121,644
		125,020,538
Health care equipment and supplies – 2.1%
Abbott Laboratories	130,566	14,768,320
Accuray, Inc. (A)	14,922	29,546
Alcon, Inc.	65,912	5,588,515
Align Technology, Inc. (A)	5,283	1,101,558
Alphatec Holdings, Inc. (A)	15,189	139,435
AngioDynamics, Inc. (A)	5,734	52,523
Artivion, Inc. (A)	5,727	163,735
AtriCure, Inc. (A)	6,808	208,052
Avanos Medical, Inc. (A)	6,596	105,008
Axogen, Inc. (A)	6,133	101,072
Baxter International, Inc.	38,446	1,121,085
Becton, Dickinson and Company	21,758	4,936,237
BioMerieux	5,464	584,815
Bioventus, Inc., Class A (A)	5,569	58,475
Boston Scientific Corp. (A)	110,946	9,909,697
Carl Zeiss Meditec AG, Bearer Shares	5,309	248,547
Cerus Corp. (A)	27,549	42,425
Cochlear, Ltd.	8,634	1,546,164
Coloplast A/S, B Shares	16,636	1,822,676
CONMED Corp.	4,405	301,478
CVRx, Inc. (A)	2,030	25,720
Demant A/S (A)	11,665	429,344
Dentsply Sirona, Inc.	33,248	631,047
DexCom, Inc. (A)	29,403	2,286,671
DiaSorin SpA	2,952	304,482
Edwards Lifesciences Corp. (A)	44,399	3,286,858
Embecta Corp.	8,289	171,168
Enovis Corp. (A)	9,346	410,102
Envista Holdings Corp. (A)	28,785	555,263
EssilorLuxottica SA	39,209	9,564,243
Fisher & Paykel Healthcare Corp., Ltd.	77,311	1,661,658
GE HealthCare Technologies, Inc.	34,392	2,688,767
Getinge AB, B Shares	30,171	494,915
Glaukos Corp. (A)	6,954	1,042,683
Globus Medical, Inc., Class A (A)	19,024	1,573,475
Haemonetics Corp. (A)	15,536	1,213,051
Hologic, Inc. (A)	17,485	1,260,494
Hoya Corp.	45,946	5,702,188
ICU Medical, Inc. (A)	3,049	473,113
IDEXX Laboratories, Inc. (A)	6,164	2,548,444
Inari Medical, Inc. (A)	7,568	386,346
Inmode, Ltd. (A)	10,178	169,973
Inogen, Inc. (A)	3,674	33,691
Insulet Corp. (A)	5,280	1,378,450
Integer Holdings Corp. (A)	4,719	625,362
Integra LifeSciences Holdings Corp. (A)	9,748	221,085
Intuitive Surgical, Inc. (A)	26,812	13,994,792
iRadimed Corp.	1,175	64,625
iRhythm Technologies, Inc. (A)	4,466	402,699
Koninklijke Philips NV (A)	105,384	2,669,511
Lantheus Holdings, Inc. (A)	21,416	1,915,875
LeMaitre Vascular, Inc.	2,909	268,035

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
LivaNova PLC (A)	16,829	$779,351
Masimo Corp. (A)	7,433	1,228,675
Medtronic PLC	96,541	7,711,695
Merit Medical Systems, Inc. (A)	8,109	784,302
Neogen Corp. (A)	64,211	779,522
NeuroPace, Inc. (A)	1,717	19,213
Nevro Corp. (A)	6,388	23,763
Novocure, Ltd. (A)	15,204	453,079
Olympus Corp.	155,342	2,319,293
Omnicell, Inc. (A)	6,559	292,007
OraSure Technologies, Inc. (A)	10,467	37,786
Orchestra BioMed Holdings, Inc. (A)	3,704	14,816
Orthofix Medical, Inc. (A)	4,975	86,864
OrthoPediatrics Corp. (A)	2,476	57,394
Paragon 28, Inc. (A)	6,945	71,742
Penumbra, Inc. (A)	6,419	1,524,384
PROCEPT BioRobotics Corp. (A)	6,212	500,190
Pulmonx Corp. (A)	5,618	38,146
Pulse Biosciences, Inc. (A)(B)	2,698	46,972
ResMed, Inc.	11,050	2,527,025
RxSight, Inc. (A)	5,244	180,289
Sanara Medtech, Inc. (A)	690	22,908
Semler Scientific, Inc. (A)	690	37,260
SI-BONE, Inc. (A)	6,079	85,228
Siemens Healthineers AG (C)	37,197	1,964,257
Sight Sciences, Inc. (A)	5,554	20,217
Smith & Nephew PLC	115,332	1,429,243
Solventum Corp. (A)	10,404	687,288
Sonova Holding AG	6,685	2,186,060
STAAR Surgical Company (A)	7,101	172,483
STERIS PLC	7,432	1,527,722
Straumann Holding AG	14,723	1,854,531
Stryker Corp.	25,827	9,299,011
Surmodics, Inc. (A)	1,983	78,527
Sysmex Corp.	66,414	1,217,680
Tactile Systems Technology, Inc. (A)	3,393	58,122
Tandem Diabetes Care, Inc. (A)	9,387	338,120
Teleflex, Inc.	3,496	622,218
Terumo Corp.	176,966	3,416,458
The Cooper Companies, Inc. (A)	14,992	1,378,215
TransMedics Group, Inc. (A)	4,695	292,733
Treace Medical Concepts, Inc. (A)	7,434	55,309
UFP Technologies, Inc. (A)	1,040	254,290
Utah Medical Products, Inc.	462	28,399
Varex Imaging Corp. (A)	5,594	81,616
Zimmer Biomet Holdings, Inc.	14,986	1,582,971
Zimvie, Inc. (A)	4,077	56,874
Zynex, Inc. (A)	2,607	20,882
		149,528,623
Health care providers and services – 1.4%
Acadia Healthcare Company, Inc. (A)	15,536	616,002
Accolade, Inc. (A)	10,944	37,428
AdaptHealth Corp. (A)	14,621	139,192
Addus HomeCare Corp. (A)	2,458	308,110
agilon health, Inc. (A)	45,495	86,441
Alignment Healthcare, Inc. (A)	14,561	163,811
Amedisys, Inc. (A)	5,478	497,348
AMN Healthcare Services, Inc. (A)	5,471	130,866
Amplifon SpA	16,424	423,213
Ardent Health Partners, Inc. (A)	1,776	30,334
Astrana Health, Inc. (A)	6,218	196,054
Aveanna Healthcare Holdings, Inc. (A)	7,689	35,139
BrightSpring Health Services, Inc. (A)	7,665	130,535
Brookdale Senior Living, Inc. (A)	27,657	139,115
Cardinal Health, Inc.	18,218	2,154,643
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Castle Biosciences, Inc. (A)	3,745	$99,804
Cencora, Inc.	13,202	2,966,225
Centene Corp. (A)	38,005	2,302,343
Chemed Corp.	2,506	1,327,679
Community Health Systems, Inc. (A)	18,371	54,929
Concentra Group Holdings Parent, Inc.	15,795	312,425
CorVel Corp. (A)	3,767	419,116
Cross Country Healthcare, Inc. (A)	4,771	86,641
CVS Health Corp.	94,730	4,252,430
DaVita, Inc. (A)	3,395	507,722
DocGo, Inc. (A)	14,892	63,142
Elevance Health, Inc.	17,459	6,440,625
Encompass Health Corp.	16,852	1,556,282
Enhabit, Inc. (A)	7,197	56,209
Fresenius Medical Care AG	27,092	1,233,520
Fresenius SE & Company KGaA (A)	55,720	1,934,095
Fulgent Genetics, Inc. (A)	3,051	56,352
GeneDx Holdings Corp. (A)	1,819	139,808
Guardant Health, Inc. (A)	16,831	514,187
HCA Healthcare, Inc.	13,729	4,120,759
HealthEquity, Inc. (A)	26,787	2,570,213
Henry Schein, Inc. (A)	9,386	649,511
Hims & Hers Health, Inc. (A)	26,977	652,304
Humana, Inc.	9,064	2,299,627
InfuSystem Holdings, Inc. (A)	3,107	26,254
Labcorp Holdings, Inc.	6,296	1,443,799
LifeStance Health Group, Inc. (A)	20,070	147,916
McKesson Corp.	9,556	5,446,060
ModivCare, Inc. (A)	1,729	20,471
Molina Healthcare, Inc. (A)	4,306	1,253,261
Nano-X Imaging, Ltd. (A)(B)	8,156	58,723
National HealthCare Corp.	1,751	188,338
National Research Corp.	2,469	43,553
NeoGenomics, Inc. (A)	18,200	299,936
NMC Health PLC (A)(D)	19,536	0
OPKO Health, Inc. (A)(B)	48,995	72,023
Option Care Health, Inc. (A)	52,892	1,227,094
Owens & Minor, Inc. (A)	10,743	140,411
PACS Group, Inc. (A)	5,727	75,081
Patterson Companies, Inc.	11,147	343,996
Pediatrix Medical Group, Inc. (A)	12,258	160,825
Performant Healthcare, Inc. (A)	10,650	32,163
Privia Health Group, Inc. (A)	14,631	286,036
Progyny, Inc. (A)	11,615	200,359
Quest Diagnostics, Inc.	8,402	1,267,526
Quipt Home Medical Corp. (A)	7,354	22,430
RadNet, Inc. (A)	9,402	656,636
Ramsay Health Care, Ltd.	24,297	518,478
Select Medical Holdings Corp.	15,438	291,006
Sonic Healthcare, Ltd.	60,199	1,004,052
Surgery Partners, Inc. (A)	11,089	234,754
Talkspace, Inc. (A)	17,930	55,404
Tenet Healthcare Corp. (A)	15,906	2,007,814
The Cigna Group	20,939	5,782,095
The Ensign Group, Inc.	17,376	2,308,575
The Joint Corp. (A)	1,821	19,357
The Pennant Group, Inc. (A)	4,192	111,172
UnitedHealth Group, Inc.	69,277	35,044,463
Universal Health Services, Inc., Class B	4,420	793,036
US Physical Therapy, Inc.	2,167	192,235
Viemed Healthcare, Inc. (A)	5,089	40,814
		101,520,325
Health care technology – 0.1%
Definitive Healthcare Corp. (A)	8,603	35,358
Doximity, Inc., Class A (A)	21,432	1,144,254

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Evolent Health, Inc., Class A (A)	16,774	$188,708
Health Catalyst, Inc. (A)	8,770	62,004
HealthStream, Inc.	3,614	114,925
LifeMD, Inc. (A)	5,457	27,012
M3, Inc.	58,222	504,485
Phreesia, Inc. (A)	7,948	199,972
Pro Medicus, Ltd.	7,581	1,171,056
Schrodinger, Inc. (A)	8,108	156,403
Simulations Plus, Inc.	2,382	66,434
Teladoc Health, Inc. (A)	24,834	225,741
Waystar Holding Corp. (A)	6,180	226,806
		4,123,158
Life sciences tools and services – 0.9%
Adaptive Biotechnologies Corp. (A)	17,318	103,821
Agilent Technologies, Inc.	21,629	2,905,640
Avantor, Inc. (A)	113,841	2,398,630
Bachem Holding AG	4,452	284,714
BioLife Solutions, Inc. (A)	5,307	137,770
Bio-Rad Laboratories, Inc., Class A (A)	3,221	1,058,131
Bio-Techne Corp.	11,961	861,551
Bruker Corp.	18,510	1,085,056
Charles River Laboratories International, Inc. (A)	3,849	710,525
ChromaDex Corp. (A)	7,412	39,321
Codexis, Inc. (A)	10,828	51,650
CryoPort, Inc. (A)	6,724	52,313
Cytek Biosciences, Inc. (A)	17,951	116,502
Danaher Corp.	48,390	11,107,925
Eurofins Scientific SE	17,819	908,810
Illumina, Inc. (A)	26,528	3,544,937
IQVIA Holdings, Inc. (A)	12,980	2,550,700
Lifecore Biomedical, Inc. (A)	3,570	26,525
Lonza Group AG	9,527	5,623,201
Maravai LifeSciences Holdings, Inc., Class A (A)	16,633	90,650
MaxCyte, Inc. (A)	16,291	67,771
Medpace Holdings, Inc. (A)	4,263	1,416,296
Mesa Laboratories, Inc.	767	101,144
Mettler-Toledo International, Inc. (A)	1,589	1,944,428
OmniAb, Inc. (A)	14,326	50,714
OmniAb, Inc., $12.50 Earnout Shares (A)	967	1,984
OmniAb, Inc., $15.00 Earnout Shares (A)	967	1,738
Pacific Biosciences of California, Inc. (A)(B)	40,375	73,886
QIAGEN NV (A)	29,263	1,311,679
Quanterix Corp. (A)	5,362	56,998
Quantum-Si, Inc. (A)	13,326	35,980
Repligen Corp. (A)	8,712	1,254,005
Revvity, Inc.	9,161	1,022,459
Sartorius Stedim Biotech	3,851	751,827
Sotera Health Company (A)	25,583	349,975
Standard BioTools, Inc. (A)	44,028	77,049
Thermo Fisher Scientific, Inc.	28,794	14,979,503
Waters Corp. (A)	4,470	1,658,281
West Pharmaceutical Services, Inc.	5,452	1,785,857
		60,599,946
Pharmaceuticals – 4.4%
Alumis, Inc. (A)(B)	2,275	17,882
Amneal Pharmaceuticals, Inc. (A)	23,077	182,770
Amphastar Pharmaceuticals, Inc. (A)	5,550	206,072
ANI Pharmaceuticals, Inc. (A)	2,694	148,924
Aquestive Therapeutics, Inc. (A)	11,031	39,270
Arvinas, Inc. (A)	9,391	180,025
Astellas Pharma, Inc.	238,701	2,317,960
AstraZeneca PLC	204,490	26,661,324
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Atea Pharmaceuticals, Inc. (A)	12,327	$41,295
Avadel Pharmaceuticals PLC (A)	13,509	141,980
Axsome Therapeutics, Inc. (A)	5,316	449,787
Bayer AG	129,586	2,588,474
Biote Corp., Class A (A)	4,267	26,370
Bristol-Myers Squibb Company	152,677	8,635,411
Cassava Sciences, Inc. (A)(B)	5,976	14,103
Chugai Pharmaceutical Company, Ltd.	88,590	3,905,148
CinCor Pharma, Inc. (A)(D)	3,771	11,539
Collegium Pharmaceutical, Inc. (A)	4,694	134,483
Corcept Therapeutics, Inc. (A)	11,533	581,148
CorMedix, Inc. (A)	8,183	66,282
Daiichi Sankyo Company, Ltd.	231,139	6,324,711
Edgewise Therapeutics, Inc. (A)	10,418	278,161
Eisai Company, Ltd.	33,251	905,411
Eli Lilly & Company	59,314	45,790,408
Enliven Therapeutics, Inc. (A)(B)	5,177	116,483
Esperion Therapeutics, Inc. (A)	27,285	60,027
Evolus, Inc. (A)	8,150	89,976
EyePoint Pharmaceuticals, Inc. (A)	8,924	66,484
Fulcrum Therapeutics, Inc. (A)	9,374	44,058
Galderma Group AG (A)	7,845	871,903
GSK PLC	546,752	9,222,210
Harmony Biosciences Holdings, Inc. (A)	4,884	168,058
Harrow, Inc. (A)	4,395	147,452
Hikma Pharmaceuticals PLC	21,951	547,277
Innoviva, Inc. (A)	7,764	134,705
Ipsen SA	4,975	570,238
Jazz Pharmaceuticals PLC (A)	10,112	1,245,293
Johnson & Johnson	181,241	26,211,073
Kyowa Kirin Company, Ltd.	32,053	482,012
Ligand Pharmaceuticals, Inc. (A)	2,491	266,911
Liquidia Corp. (A)	8,676	102,030
MBX Biosciences, Inc. (A)	1,367	25,194
MediWound, Ltd. (A)	1,248	22,214
Merck & Company, Inc.	190,425	18,943,479
Merck KGaA	17,048	2,480,874
Mind Medicine MindMed, Inc. (A)	10,922	76,017
Nektar Therapeutics (A)	27,499	25,574
Neumora Therapeutics, Inc. (A)	12,376	131,186
Novartis AG (B)	259,974	25,310,348
Novo Nordisk A/S, Class B	424,813	36,653,643
Nuvation Bio, Inc. (A)	27,103	72,094
Ocular Therapeutix, Inc. (A)	22,355	190,912
Omeros Corp. (A)(B)	8,101	80,038
Ono Pharmaceutical Company, Ltd.	49,334	513,640
Orion OYJ, Class B	14,267	632,883
Otsuka Holdings Company, Ltd.	58,865	3,202,251
Pacira BioSciences, Inc. (A)	6,753	127,227
Perrigo Company PLC	22,819	586,676
Pfizer, Inc.	426,598	11,317,645
Phathom Pharmaceuticals, Inc. (A)	5,277	42,849
Phibro Animal Health Corp., Class A	3,067	64,407
Pliant Therapeutics, Inc. (A)	8,595	113,196
Prestige Consumer Healthcare, Inc. (A)	7,056	551,003
Rapport Therapeutics, Inc. (A)	1,456	25,829
Recordati Industria Chimica e Farmaceutica SpA	13,792	723,037
Revance Therapeutics, Inc. (A)	15,586	47,381
Roche Holding AG	92,671	25,911,424
Roche Holding AG, Bearer Shares	4,222	1,261,103
Sandoz Group AG	54,008	2,213,928
Sanofi SA	150,637	14,643,537
Scilex Holding Company (A)	8,717	3,717
Septerna, Inc. (A)	2,202	50,426

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Shionogi & Company, Ltd.	99,745	$1,398,940
SIGA Technologies, Inc.	6,871	41,295
Supernus Pharmaceuticals, Inc. (A)	7,263	262,630
Takeda Pharmaceutical Company, Ltd.	209,850	5,555,212
Tarsus Pharmaceuticals, Inc. (A)	5,292	293,018
Terns Pharmaceuticals, Inc. (A)	9,470	52,464
Teva Pharmaceutical Industries, Ltd., ADR (A)	149,434	3,293,525
Theravance Biopharma, Inc. (A)	6,081	57,222
Third Harmonic Bio, Inc. (A)	3,152	32,434
Trevi Therapeutics, Inc. (A)	9,365	38,584
UCB SA	16,676	3,319,585
Ventyx Biosciences, Inc. (A)	9,522	20,853
Viatris, Inc.	89,851	1,118,645
WaVe Life Sciences, Ltd. (A)	12,805	158,398
Xeris Biopharma Holdings, Inc. (A)	20,838	70,641
Zevra Therapeutics, Inc. (A)	6,875	57,338
Zoetis, Inc.	33,963	5,533,592
		307,343,236
		748,135,826
Industrials – 12.2%
Aerospace and defense – 1.9%
AAR Corp. (A)	4,997	306,216
AeroVironment, Inc. (A)	3,875	596,324
AerSale Corp. (A)	5,396	33,995
Airbus SE	78,379	12,550,893
Archer Aviation, Inc., Class A (A)(B)	33,382	325,475
Astronics Corp. (A)	4,282	68,341
Axon Enterprise, Inc. (A)	5,453	3,240,827
BAE Systems PLC	398,628	5,718,427
BWX Technologies, Inc.	15,295	1,703,710
Byrna Technologies, Inc. (A)	2,499	71,996
Cadre Holdings, Inc.	3,841	124,064
Curtiss-Wright Corp.	6,347	2,252,360
Dassault Aviation SA	2,592	529,638
Ducommun, Inc. (A)	2,004	127,575
Elbit Systems, Ltd.	3,520	922,996
Eve Holding, Inc. (A)	6,315	34,354
General Dynamics Corp.	19,426	5,118,557
General Electric Company	81,473	13,588,882
Hexcel Corp.	13,549	849,522
Howmet Aerospace, Inc.	30,582	3,344,753
Huntington Ingalls Industries, Inc.	2,946	556,706
Intuitive Machines, Inc. (A)	4,268	77,507
Kongsberg Gruppen ASA	11,602	1,305,303
Kratos Defense & Security Solutions, Inc. (A)	21,159	558,174
L3Harris Technologies, Inc.	14,278	3,002,378
Leonardo DRS, Inc. (A)	10,607	342,712
Leonardo SpA	53,382	1,436,178
Lockheed Martin Corp.	15,881	7,717,213
Melrose Industries PLC	170,101	1,175,462
Mercury Systems, Inc. (A)	7,476	313,992
Moog, Inc., Class A	4,018	790,903
MTU Aero Engines AG	7,100	2,371,368
National Presto Industries, Inc.	773	76,079
Northrop Grumman Corp.	10,310	4,838,380
Park Aerospace Corp.	3,051	44,697
Redwire Corp. (A)(B)	3,397	55,915
Rheinmetall AG	5,746	3,671,161
Rocket Lab USA, Inc. (A)	49,517	1,261,198
Rolls-Royce Holdings PLC (A)	1,121,829	7,955,324
RTX Corp.	100,196	11,594,681
Saab AB, B Shares	42,250	892,627
Safran SA	47,904	10,496,123
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Singapore Technologies Engineering, Ltd.	205,939	$702,696
Textron, Inc.	13,965	1,068,183
Thales SA	12,224	1,755,309
The Boeing Company (A)	56,276	9,960,852
TransDigm Group, Inc.	4,233	5,364,396
Triumph Group, Inc. (A)	10,570	197,236
V2X, Inc. (A)	1,849	88,438
Virgin Galactic Holdings, Inc. (A)(B)	3,113	18,304
Woodward, Inc.	9,979	1,660,705
		132,859,105
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	7,402	162,696
CH Robinson Worldwide, Inc.	8,898	919,341
DHL Group	134,542	4,749,650
DSV A/S	26,958	5,741,126
Expeditors International of Washington, Inc.	10,537	1,167,183
FedEx Corp.	16,921	4,760,385
Forward Air Corp. (A)	3,629	117,035
GXO Logistics, Inc. (A)	19,985	869,348
Hub Group, Inc., Class A	8,365	372,744
InPost SA (A)	29,679	506,684
Radiant Logistics, Inc. (A)	5,435	36,415
SG Holdings Company, Ltd.	42,235	403,729
United Parcel Service, Inc., Class B	55,056	6,942,562
		26,748,898
Building products – 0.8%
A.O. Smith Corp.	8,966	611,571
AAON, Inc.	11,284	1,327,901
Advanced Drainage Systems, Inc.	11,802	1,364,311
AGC, Inc. (B)	25,812	753,993
Allegion PLC	6,544	855,170
American Woodmark Corp. (A)	2,197	174,727
Apogee Enterprises, Inc.	3,128	223,370
Assa Abloy AB, B Shares	132,207	3,904,903
AZZ, Inc.	4,186	342,917
Builders FirstSource, Inc. (A)	8,663	1,238,203
Carlisle Companies, Inc.	7,560	2,788,430
Carrier Global Corp.	62,813	4,287,615
Cie de Saint-Gobain SA	59,832	5,316,769
CSW Industrials, Inc.	2,374	837,547
Daikin Industries, Ltd.	34,797	4,060,143
Fortune Brands Innovations, Inc.	20,778	1,419,761
Geberit AG	4,410	2,501,016
Gibraltar Industries, Inc. (A)	4,374	257,629
Griffon Corp.	5,293	377,232
Insteel Industries, Inc.	2,884	77,897
Janus International Group, Inc. (A)	20,596	151,381
JELD-WEN Holding, Inc. (A)	12,818	104,979
Johnson Controls International PLC	50,287	3,969,153
Kingspan Group PLC	20,391	1,482,375
Lennox International, Inc.	2,413	1,470,241
Masco Corp.	16,241	1,178,609
Masterbrand, Inc. (A)	17,983	262,732
Nibe Industrier AB, B Shares	199,900	781,202
Owens Corning	14,348	2,443,751
Quanex Building Products Corp.	6,675	161,802
Resideo Technologies, Inc. (A)	20,645	475,867
ROCKWOOL A/S, B Shares	1,238	440,525
Simpson Manufacturing Company, Inc.	7,052	1,169,433
Tecnoglass, Inc.	3,202	253,983
TOTO, Ltd.	18,676	447,409
Trane Technologies PLC	16,939	6,256,420
Trex Company, Inc. (A)	17,921	1,237,087
UFP Industries, Inc.	18,713	2,108,019

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Zurn Elkay Water Solutions Corp.	20,479	$763,867
		57,879,940
Commercial services and supplies – 0.6%
ABM Industries, Inc.	8,902	455,604
ACCO Brands Corp.	13,204	69,321
ACV Auctions, Inc., Class A (A)	21,098	455,717
Aris Water Solutions, Inc., Class A	3,846	92,112
Brambles, Ltd.	183,720	2,185,010
BrightView Holdings, Inc. (A)	8,279	132,381
Casella Waste Systems, Inc., Class A (A)	8,880	939,593
CECO Environmental Corp. (A)	4,230	127,873
Cimpress PLC (A)	2,419	173,491
Cintas Corp.	25,806	4,714,756
Clean Harbors, Inc. (A)	8,474	1,950,206
Copart, Inc. (A)	65,991	3,787,223
CoreCivic, Inc. (A)	15,562	338,318
Dai Nippon Printing Company, Ltd.	51,196	716,420
Deluxe Corp.	6,132	138,522
Driven Brands Holdings, Inc. (A)	8,810	142,193
Ennis, Inc.	3,568	75,249
Enviri Corp. (A)	11,504	88,581
Healthcare Services Group, Inc. (A)	10,861	126,151
HNI Corp.	6,704	337,680
Interface, Inc.	8,218	200,108
LanzaTech Global, Inc. (A)	16,593	22,732
Liquidity Services, Inc. (A)	3,231	104,329
Matthews International Corp., Class A	4,391	121,543
MillerKnoll, Inc.	9,875	223,076
Montrose Environmental Group, Inc. (A)	4,687	86,944
MSA Safety, Inc.	6,575	1,089,938
OPENLANE, Inc. (A)	15,479	307,103
Perma-Fix Environmental Services, Inc. (A)	2,277	25,206
Pitney Bowes, Inc.	23,342	168,996
Quad/Graphics, Inc.	4,641	32,348
RB Global, Inc.	30,846	2,782,618
Rentokil Initial PLC	333,001	1,662,165
Republic Services, Inc.	15,323	3,082,681
Rollins, Inc.	21,145	980,071
Secom Company, Ltd.	55,392	1,881,105
Securitas AB, B Shares	64,873	802,086
Steelcase, Inc., Class A	12,994	153,589
Tetra Tech, Inc.	44,779	1,783,995
The Brink's Company	13,578	1,259,631
The GEO Group, Inc. (A)	18,128	507,221
TOPPAN Holdings, Inc.	31,529	836,406
UniFirst Corp.	2,137	365,619
Veralto Corp.	18,617	1,896,141
Viad Corp. (A)	2,987	126,977
Virco Manufacturing Corp.	1,620	16,605
VSE Corp.	2,336	222,154
Waste Management, Inc.	27,495	5,548,216
		43,336,004
Construction and engineering – 0.6%
ACS Actividades de Construccion y Servicios SA	23,291	1,167,169
AECOM	22,424	2,395,332
Ameresco, Inc., Class A (A)	4,706	110,497
Arcosa, Inc.	6,881	665,668
Argan, Inc.	1,826	250,235
Bouygues SA	25,014	740,679
Bowman Consulting Group, Ltd. (A)	2,076	51,796
Centuri Holdings, Inc. (A)(B)	2,244	43,332
Comfort Systems USA, Inc.	5,934	2,516,372
Construction Partners, Inc., Class A (A)	6,119	541,287
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Dycom Industries, Inc. (A)	4,041	$703,376
Eiffage SA	9,695	850,167
EMCOR Group, Inc.	7,694	3,492,307
Ferrovial SE	62,773	2,634,873
Fluor Corp. (A)	52,956	2,611,790
Granite Construction, Inc.	6,236	546,960
Great Lakes Dredge & Dock Corp. (A)	9,597	108,350
IES Holdings, Inc. (A)	1,176	236,329
Kajima Corp.	52,299	947,389
Limbach Holdings, Inc. (A)	1,469	125,658
MasTec, Inc. (A)	10,297	1,401,834
Matrix Service Company (A)	3,914	46,851
MYR Group, Inc. (A)	2,296	341,576
Northwest Pipe Company (A)	1,408	67,950
Obayashi Corp.	85,653	1,127,813
Orion Group Holdings, Inc. (A)	4,855	35,587
Primoris Services Corp.	7,582	579,265
Quanta Services, Inc.	11,112	3,511,948
Skanska AB, B Shares	44,886	943,835
Sterling Infrastructure, Inc. (A)	4,246	715,239
Taisei Corp.	21,744	911,048
Tutor Perini Corp. (A)	6,261	151,516
Valmont Industries, Inc.	3,351	1,027,651
Vinci SA	65,984	6,793,483
		38,395,162
Electrical equipment – 1.3%
ABB, Ltd.	208,609	11,264,566
Acuity Brands, Inc.	5,112	1,493,369
Allient, Inc.	2,187	53,100
American Superconductor Corp. (A)	5,049	124,357
AMETEK, Inc.	17,412	3,138,687
Array Technologies, Inc. (A)	22,351	135,000
Atkore, Inc.	5,107	426,179
Blink Charging Company (A)(B)	15,487	21,527
Bloom Energy Corp., Class A (A)	28,667	636,694
ChargePoint Holdings, Inc. (A)(B)	60,133	64,342
Eaton Corp. PLC	29,750	9,873,133
Emerson Electric Company	42,923	5,319,447
Energy Vault Holdings, Inc. (A)	16,306	37,178
EnerSys	12,389	1,145,115
Enovix Corp. (A)(B)	23,055	250,608
Fluence Energy, Inc. (A)	8,970	142,444
Freyr Battery, Inc. (A)(B)	16,573	42,758
FuelCell Energy, Inc. (A)	2,402	21,714
Fuji Electric Company, Ltd.	17,724	947,555
Fujikura, Ltd.	33,172	1,354,273
GE Vernova, Inc.	20,751	6,825,626
Generac Holdings, Inc. (A)	4,479	694,469
GrafTech International, Ltd. (A)	38,187	66,064
Hubbell, Inc.	4,040	1,692,316
Legrand SA	34,591	3,364,712
LSI Industries, Inc.	4,242	82,380
Mitsubishi Electric Corp.	250,866	4,236,058
NANO Nuclear Energy, Inc. (A)(B)	599	14,912
Net Power, Inc. (A)	3,329	35,254
NEXTracker, Inc., Class A (A)	44,588	1,628,800
Nidec Corp.	110,113	1,977,811
NuScale Power Corp. (A)(B)	11,937	214,030
nVent Electric PLC	27,567	1,878,967
Plug Power, Inc. (A)(B)	111,627	237,766
Powell Industries, Inc.	1,339	296,789
Preformed Line Products Company	381	48,688
Prysmian SpA	37,055	2,371,384
Regal Rexnord Corp.	11,077	1,718,375
Rockwell Automation, Inc.	8,499	2,428,929

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Schneider Electric SE	72,131	$17,957,429
Sensata Technologies Holding PLC	25,017	685,466
Shoals Technologies Group, Inc., Class A (A)	24,424	135,065
Siemens Energy AG (A)	84,346	4,476,377
Sunrun, Inc. (A)	31,370	290,173
Thermon Group Holdings, Inc. (A)	4,970	142,987
Vestas Wind Systems A/S (A)	133,205	1,827,159
Vicor Corp. (A)	3,327	160,761
		91,980,793
Ground transportation – 0.7%
ArcBest Corp.	3,373	314,768
Avis Budget Group, Inc. (A)	2,821	227,401
Central Japan Railway Company	101,896	1,912,135
Covenant Logistics Group, Inc.	1,167	63,613
CSX Corp.	145,167	4,684,539
East Japan Railway Company	119,706	2,120,101
FTAI Infrastructure, Inc.	14,782	107,317
Grab Holdings, Ltd., Class A (A)	278,725	1,315,582
Hankyu Hanshin Holdings, Inc.	30,187	786,808
Heartland Express, Inc.	7,009	78,641
Hertz Global Holdings, Inc. (A)	18,667	68,321
JB Hunt Transport Services, Inc.	5,996	1,023,277
Knight-Swift Transportation Holdings, Inc.	27,079	1,436,270
Landstar System, Inc.	5,910	1,015,693
Marten Transport, Ltd.	8,950	139,710
MTR Corp., Ltd.	205,277	713,102
Norfolk Southern Corp.	17,031	3,997,176
Old Dominion Freight Line, Inc.	14,143	2,494,825
Proficient Auto Logistics, Inc. (A)	2,449	19,763
RXO, Inc. (A)	21,407	510,343
Ryder System, Inc.	7,073	1,109,471
Saia, Inc. (A)	4,448	2,027,087
Tokyu Corp.	70,060	746,617
Uber Technologies, Inc. (A)	158,513	9,561,504
Union Pacific Corp.	45,638	10,407,290
Universal Logistics Holdings, Inc.	1,044	47,961
Werner Enterprises, Inc.	8,818	316,743
West Japan Railway Company	57,934	1,026,120
XPO, Inc. (A)	19,470	2,553,491
		50,825,669
Industrial conglomerates – 0.9%
3M Company	40,993	5,291,786
Brookfield Business Corp., Class A	3,885	94,250
CK Hutchison Holdings, Ltd.	353,639	1,880,102
DCC PLC	13,043	835,744
Hikari Tsushin, Inc.	2,336	507,029
Hitachi, Ltd.	611,582	14,977,670
Honeywell International, Inc.	48,949	11,057,090
Investment AB Latour, B Shares	19,529	487,125
Jardine Matheson Holdings, Ltd.	21,086	863,118
Keppel, Ltd.	192,109	962,497
Lifco AB, B Shares	30,748	891,208
Sekisui Chemical Company, Ltd.	49,838	853,338
Siemens AG	100,247	19,547,625
Smiths Group PLC	45,449	974,452
Swire Pacific, Ltd., Class A	53,877	487,241
		59,710,275
Machinery – 2.3%
3D Systems Corp. (A)	18,972	62,228
AGCO Corp.	10,363	968,733
Alamo Group, Inc.	1,445	268,640
Albany International Corp., Class A	4,466	357,146
Alfa Laval AB	38,164	1,597,357
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Alstom SA (A)	45,657	$1,018,748
Astec Industries, Inc.	3,332	111,955
Atlas Copco AB, A Shares	354,303	5,407,246
Atlas Copco AB, B Shares	205,885	2,781,714
Atmus Filtration Technologies, Inc.	11,848	464,205
Barnes Group, Inc.	6,597	311,774
Blue Bird Corp. (A)	4,570	176,539
Caterpillar, Inc.	36,344	13,184,149
Chart Industries, Inc. (A)	13,137	2,507,065
CNH Industrial NV	146,235	1,656,843
Columbus McKinnon Corp.	4,077	151,827
Crane Company	8,137	1,234,790
Cummins, Inc.	10,327	3,599,992
Daifuku Company, Ltd.	42,586	874,926
Daimler Truck Holding AG	65,130	2,494,614
Deere & Company	19,154	8,115,550
Donaldson Company, Inc.	20,029	1,348,953
Douglas Dynamics, Inc.	3,375	79,751
Dover Corp.	10,328	1,937,533
Energy Recovery, Inc. (A)	8,335	122,525
Enerpac Tool Group Corp.	7,716	317,050
Enpro, Inc.	2,985	514,763
Epiroc AB, A Shares	86,926	1,514,913
Epiroc AB, B Shares	51,439	802,508
Esab Corp.	9,504	1,139,910
ESCO Technologies, Inc.	3,711	494,342
FANUC Corp.	124,735	3,258,447
Federal Signal Corp.	8,510	786,239
Flowserve Corp.	21,974	1,263,944
Fortive Corp.	26,118	1,958,850
Franklin Electric Company, Inc.	6,426	626,214
GEA Group AG	20,458	1,016,215
Gencor Industries, Inc. (A)	1,670	29,476
Graco, Inc.	28,242	2,380,518
Graham Corp. (A)	1,482	65,905
Helios Technologies, Inc.	4,782	213,468
Hillenbrand, Inc.	10,174	313,156
Hillman Solutions Corp. (A)	27,796	270,733
Hitachi Construction Machinery Company, Ltd.	14,188	314,451
Hoshizaki Corp.	14,334	563,599
Hyliion Holdings Corp. (A)	20,778	54,231
Hyster-Yale, Inc.	1,631	83,067
IDEX Corp.	5,700	1,192,953
Illinois Tool Works, Inc.	20,229	5,129,265
Indutrade AB	36,042	903,101
Ingersoll Rand, Inc.	30,338	2,744,375
ITT, Inc.	13,632	1,947,740
John Bean Technologies Corp.	4,525	575,128
Kadant, Inc.	1,665	574,408
Kennametal, Inc.	10,981	263,764
Knorr-Bremse AG	9,569	694,532
Komatsu, Ltd.	115,605	3,149,351
Kone OYJ, B Shares	44,833	2,185,612
Kubota Corp.	124,167	1,438,445
LB Foster Company, Class A (A)	1,347	36,234
Lincoln Electric Holdings, Inc.	9,438	1,769,342
Lindsay Corp.	1,567	185,392
Luxfer Holdings PLC	4,060	53,145
Makita Corp.	31,395	954,690
Mayville Engineering Company, Inc. (A)	1,976	31,063
Metso OYJ	82,014	763,514
Miller Industries, Inc.	1,563	102,158
MINEBEA MITSUMI, Inc.	47,884	767,012
Mitsubishi Heavy Industries, Ltd.	422,748	5,894,774

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Mueller Industries, Inc.	34,879	$2,767,997
Mueller Water Products, Inc., Class A	22,163	498,668
NN, Inc. (A)	7,578	24,780
Nordson Corp.	4,089	855,582
Omega Flex, Inc.	589	24,720
Oshkosh Corp.	10,883	1,034,647
Otis Worldwide Corp.	30,071	2,784,875
PACCAR, Inc.	39,468	4,105,461
Parker-Hannifin Corp.	9,690	6,163,131
Park-Ohio Holdings Corp.	1,278	33,573
Pentair PLC	12,438	1,251,760
Proto Labs, Inc. (A)	3,663	143,187
Rational AG	675	578,142
RBC Bearings, Inc. (A)	5,225	1,563,007
REV Group, Inc.	7,289	232,300
Sandvik AB	140,640	2,521,868
Schindler Holding AG	3,097	844,865
Schindler Holding AG, Participation Certificates	5,371	1,483,920
SKF AB, B Shares	44,965	843,970
SMC Corp.	7,553	2,932,992
Snap-on, Inc.	3,953	1,341,964
Spirax Group PLC	9,710	830,604
SPX Technologies, Inc. (A)	6,382	928,709
Standex International Corp.	1,655	309,468
Stanley Black & Decker, Inc.	11,602	931,525
Techtronic Industries Company, Ltd.	181,287	2,383,189
Tennant Company	2,667	217,441
Terex Corp.	20,584	951,392
The Eastern Company	822	21,816
The Gorman-Rupp Company	3,040	115,277
The Greenbrier Companies, Inc.	4,376	266,892
The Manitowoc Company, Inc. (A)	5,200	47,476
The Middleby Corp. (A)	8,997	1,218,644
The Shyft Group, Inc.	5,003	58,735
The Timken Company	10,672	761,661
The Toro Company	17,164	1,374,836
Titan International, Inc. (A)	7,430	50,450
Toyota Industries Corp.	21,490	1,728,343
Trelleborg AB, B Shares	28,101	961,633
Trinity Industries, Inc.	11,672	409,687
VAT Group AG (C)	3,561	1,346,463
Volvo AB, A Shares	26,411	645,511
Volvo AB, B Shares	209,526	5,091,937
Wabash National Corp.	6,343	108,656
Wabtec Corp.	12,939	2,453,105
Wartsila OYJ ABP	66,343	1,175,776
Watts Water Technologies, Inc., Class A	8,442	1,716,259
Xylem, Inc.	18,288	2,121,774
Yangzijiang Shipbuilding Holdings, Ltd.	340,724	744,769
Yaskawa Electric Corp.	29,901	763,079
		161,939,316
Marine transportation – 0.1%
A.P. Moller - Maersk A/S, Series A	386	621,024
A.P. Moller - Maersk A/S, Series B	601	999,920
Costamare, Inc.	6,045	77,678
Genco Shipping & Trading, Ltd.	6,103	85,076
Golden Ocean Group, Ltd.	17,499	156,791
Himalaya Shipping, Ltd. (A)	4,804	23,347
Kawasaki Kisen Kaisha, Ltd.	48,981	696,842
Kirby Corp. (A)	9,601	1,015,786
Kuehne + Nagel International AG	6,371	1,461,784
Matson, Inc.	4,661	628,489
Mitsui OSK Lines, Ltd.	45,431	1,580,923
Nippon Yusen KK	57,767	1,922,687
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Marine transportation (continued)
Pangaea Logistics Solutions, Ltd.	4,892	$26,221
Safe Bulkers, Inc.	8,781	31,348
SITC International Holdings Company, Ltd.	177,214	469,924
		9,797,840
Passenger airlines – 0.2%
Allegiant Travel Company	2,198	206,876
American Airlines Group, Inc. (A)	109,913	1,915,784
ANA Holdings, Inc.	21,082	382,628
Blade Air Mobility, Inc. (A)	8,378	35,607
Delta Air Lines, Inc.	48,262	2,919,851
Deutsche Lufthansa AG	79,148	508,660
Frontier Group Holdings, Inc. (A)	6,255	44,473
Japan Airlines Company, Ltd.	19,029	299,981
JetBlue Airways Corp. (A)	44,719	351,491
Joby Aviation, Inc. (A)(B)	60,505	491,906
Qantas Airways, Ltd. (A)	101,065	559,488
Singapore Airlines, Ltd.	196,384	925,843
SkyWest, Inc. (A)	5,581	558,826
Southwest Airlines Company	45,152	1,518,010
Spirit Airlines, Inc.	16,093	5,391
Sun Country Airlines Holdings, Inc. (A)	5,595	81,575
United Airlines Holdings, Inc. (A)	24,757	2,403,905
Wheels Up Experience, Inc. (A)	13,405	22,118
		13,232,413
Professional services – 1.3%
Adecco Group AG	22,216	548,796
Alight, Inc., Class A	60,349	417,615
Asure Software, Inc. (A)	3,751	35,297
Automatic Data Processing, Inc.	30,672	8,978,615
Barrett Business Services, Inc.	3,638	158,035
BlackSky Technology, Inc. (A)	3,198	34,506
Broadridge Financial Solutions, Inc.	8,799	1,989,366
Bureau Veritas SA	41,907	1,273,143
CACI International, Inc., Class A (A)	3,748	1,514,417
CBIZ, Inc. (A)	6,866	561,845
Computershare, Ltd.	69,949	1,469,383
Concentrix Corp.	7,806	337,766
Conduent, Inc. (A)	22,658	91,538
CRA International, Inc.	940	175,968
CSG Systems International, Inc.	4,155	212,362
Dayforce, Inc. (A)	11,871	862,309
Equifax, Inc.	9,331	2,378,005
ExlService Holdings, Inc. (A)	49,160	2,181,721
Experian PLC	121,299	5,213,412
Exponent, Inc.	15,666	1,395,841
First Advantage Corp. (A)	8,728	163,475
Forrester Research, Inc. (A)	2,029	31,794
Franklin Covey Company (A)	1,724	64,788
FTI Consulting, Inc. (A)	5,908	1,129,196
Genpact, Ltd.	27,139	1,165,620
Heidrick & Struggles International, Inc.	2,842	125,929
Huron Consulting Group, Inc. (A)	2,491	309,532
IBEX Holdings, Ltd. (A)	1,357	29,162
ICF International, Inc.	2,662	317,337
Innodata, Inc. (A)	3,864	152,705
Insperity, Inc.	11,072	858,191
Intertek Group PLC	21,289	1,257,750
Jacobs Solutions, Inc.	9,353	1,249,748
KBR, Inc.	22,286	1,291,028
Kelly Services, Inc., Class A	4,580	63,845
Kforce, Inc.	2,595	147,137
Korn Ferry	7,261	489,754
Legalzoom.com, Inc. (A)	18,335	137,696
Leidos Holdings, Inc.	10,045	1,447,083

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
ManpowerGroup, Inc.	7,851	$453,160
Maximus, Inc.	18,583	1,387,221
Mistras Group, Inc. (A)	3,059	27,715
NV5 Global, Inc. (A)	8,513	160,385
Parsons Corp. (A)	7,815	720,934
Paychex, Inc.	24,112	3,380,985
Paycom Software, Inc.	3,660	750,190
Paylocity Holding Corp. (A)	7,273	1,450,745
Planet Labs PBC (A)	31,530	127,381
Randstad NV	14,314	602,655
Recruit Holdings Company, Ltd.	184,977	12,857,365
RELX PLC	245,764	11,135,311
Resources Connection, Inc.	4,990	42,565
Science Applications International Corp.	8,283	925,874
SGS SA	19,997	2,006,047
Spire Global, Inc. (A)	3,298	46,403
Teleperformance SE	7,211	618,510
TriNet Group, Inc.	4,561	414,002
TrueBlue, Inc. (A)	5,073	42,613
Upwork, Inc. (A)	17,721	289,738
Verisk Analytics, Inc.	10,630	2,927,821
Verra Mobility Corp. (A)	23,416	566,199
Willdan Group, Inc. (A)	1,853	70,581
WNS Holdings, Ltd. (A)	6,130	290,501
Wolters Kluwer NV	31,461	5,227,066
		86,783,677
Trading companies and distributors – 1.0%
AddTech AB, B Shares	34,283	934,138
AerCap Holdings NV	25,632	2,452,982
Alta Equipment Group, Inc.	4,375	28,613
Applied Industrial Technologies, Inc.	11,850	2,837,720
Ashtead Group PLC	57,682	3,568,672
Beacon Roofing Supply, Inc. (A)	8,772	891,060
Beijer Ref AB	50,771	749,281
BlueLinx Holdings, Inc. (A)	1,168	119,323
Boise Cascade Company	5,518	655,869
Brenntag SE	17,140	1,030,776
Bunzl PLC	44,315	1,824,676
Core & Main, Inc., Class A (A)	32,222	1,640,422
Custom Truck One Source, Inc. (A)	7,798	37,508
Distribution Solutions Group, Inc. (A)	1,613	55,487
DNOW, Inc. (A)	15,125	196,776
DXP Enterprises, Inc. (A)	1,779	146,981
Fastenal Company	43,126	3,101,191
FTAI Aviation, Ltd.	14,436	2,079,361
GATX Corp.	11,001	1,704,715
Global Industrial, Inc.	2,293	56,843
GMS, Inc. (A)	5,548	470,637
H&E Equipment Services, Inc.	4,591	224,775
Herc Holdings, Inc.	3,997	756,752
Hudson Technologies, Inc. (A)	6,952	38,792
IMCD NV	7,517	1,117,107
ITOCHU Corp.	156,790	7,710,051
Karat Packaging, Inc.	1,042	31,531
Marubeni Corp.	187,954	2,820,922
McGrath RentCorp	3,534	395,172
Mitsubishi Corp.	440,983	7,215,239
Mitsui & Company, Ltd.	332,913	6,904,320
MonotaRO Company, Ltd.	33,065	561,900
MRC Global, Inc. (A)	12,156	155,354
MSC Industrial Direct Company, Inc., Class A	7,481	558,756
Reece, Ltd.	29,823	411,987
Rexel SA	29,503	751,426
Rush Enterprises, Inc., Class A	8,569	469,496
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Rush Enterprises, Inc., Class B	1,393	$75,835
SGH, Ltd.	26,843	763,615
Sumitomo Corp.	143,774	3,111,436
Titan Machinery, Inc. (A)	3,213	45,400
Toyota Tsusho Corp.	84,063	1,486,614
Transcat, Inc. (A)	1,310	138,519
United Rentals, Inc.	4,940	3,479,934
W.W. Grainger, Inc.	3,336	3,516,311
Watsco, Inc.	5,826	2,760,883
WESCO International, Inc.	7,459	1,349,781
Willis Lease Finance Corp.	415	86,133
Xometry, Inc., Class A (A)	6,073	259,074
		71,780,146
Transportation infrastructure – 0.1%
Aena SME SA (C)	9,893	2,019,138
Aeroports de Paris SA	4,569	529,026
Auckland International Airport, Ltd.	199,636	970,551
Getlink SE	39,901	636,249
Sky Harbour Group Corp. (A)	1,246	14,865
Transurban Group	409,374	3,383,480
		7,553,309
		852,822,547
Information technology – 21.6%
Communications equipment – 0.7%
ADTRAN Holdings, Inc. (A)	11,514	95,912
Applied Optoelectronics, Inc. (A)	5,716	210,692
Arista Networks, Inc. (A)	77,762	8,595,034
Aviat Networks, Inc. (A)	1,829	33,123
Calix, Inc. (A)	8,478	295,628
Ciena Corp. (A)	24,157	2,048,755
Cisco Systems, Inc.	300,059	17,763,493
Clearfield, Inc. (A)	1,790	55,490
CommScope Holding Company, Inc. (A)	30,699	159,942
Digi International, Inc. (A)	5,126	154,959
Extreme Networks, Inc. (A)	18,333	306,894
F5, Inc. (A)	4,373	1,099,678
Harmonic, Inc. (A)	15,777	208,730
Infinera Corp. (A)(B)	29,185	191,745
Juniper Networks, Inc.	24,924	933,404
Lumentum Holdings, Inc. (A)	11,491	964,669
Motorola Solutions, Inc.	12,580	5,814,853
NETGEAR, Inc. (A)	4,060	113,152
NetScout Systems, Inc. (A)	9,949	215,495
Nokia OYJ	703,421	3,111,522
Ribbon Communications, Inc. (A)	13,332	55,461
Telefonaktiebolaget LM Ericsson, B Shares	366,407	2,967,328
Viasat, Inc. (A)	17,863	152,014
Viavi Solutions, Inc. (A)	31,226	315,383
		45,863,356
Electronic equipment, instruments and components – 1.0%
Advanced Energy Industries, Inc.	5,316	614,689
Amphenol Corp., Class A	90,753	6,302,796
Arlo Technologies, Inc. (A)	14,020	156,884
Arrow Electronics, Inc. (A)	8,796	995,004
Avnet, Inc.	14,542	760,837
Badger Meter, Inc.	4,169	884,328
Bel Fuse, Inc. Class A	259	23,331
Bel Fuse, Inc., Class B	1,474	121,561
Belden, Inc.	12,476	1,404,922
Benchmark Electronics, Inc.	5,040	228,816
CDW Corp.	10,032	1,745,969
Climb Global Solutions, Inc.	616	78,078
Cognex Corp.	28,688	1,028,752
Coherent Corp. (A)	25,869	2,450,570

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Corning, Inc.	58,008	$2,756,540
Crane NXT Company	8,225	478,860
CTS Corp.	4,308	227,161
Daktronics, Inc. (A)	5,435	91,634
ePlus, Inc. (A)	3,744	276,607
Evolv Technologies Holdings, Inc. (A)	19,141	75,607
Fabrinet (A)	11,251	2,473,870
FARO Technologies, Inc. (A)	2,834	71,870
Flex, Ltd. (A)	64,861	2,490,014
Halma PLC	50,077	1,680,030
Hexagon AB, B Shares	273,857	2,614,631
Insight Enterprises, Inc. (A)	3,861	587,258
IPG Photonics Corp. (A)	4,485	326,149
Itron, Inc. (A)	6,417	696,758
Jabil, Inc.	8,495	1,222,431
Keyence Corp.	25,664	10,431,680
Keysight Technologies, Inc. (A)	13,064	2,098,470
Kimball Electronics, Inc. (A)	3,689	69,095
Knowles Corp. (A)	12,502	249,165
Kyocera Corp.	169,352	1,678,571
Lightwave Logic, Inc. (A)(B)	18,238	38,300
Littelfuse, Inc.	4,151	978,183
Methode Electronics, Inc.	5,541	65,328
MicroVision, Inc. (A)(B)	29,092	38,111
Mirion Technologies, Inc. (A)	29,291	511,128
Murata Manufacturing Company, Ltd.	223,184	3,540,773
Napco Security Technologies, Inc.	5,032	178,938
nLight, Inc. (A)	7,045	73,902
Novanta, Inc. (A)	11,111	1,697,427
Omron Corp.	23,124	778,609
OSI Systems, Inc. (A)	2,239	374,876
Ouster, Inc. (A)	6,500	79,430
PAR Technology Corp. (A)	4,811	349,615
PC Connection, Inc.	1,638	113,464
Plexus Corp. (A)	3,799	594,468
Powerfleet, Inc. (A)	13,699	91,235
Richardson Electronics, Ltd.	1,964	27,555
Rogers Corp. (A)	2,697	274,042
Sanmina Corp. (A)	7,584	573,881
ScanSource, Inc. (A)	3,357	159,290
Shimadzu Corp.	31,243	874,439
SmartRent, Inc. (A)	29,661	51,907
TD SYNNEX Corp.	12,666	1,485,468
TDK Corp.	256,403	3,302,107
TE Connectivity PLC	22,520	3,219,684
Teledyne Technologies, Inc. (A)	3,508	1,628,168
Trimble, Inc. (A)	18,383	1,298,943
TTM Technologies, Inc. (A)	14,389	356,128
Vishay Intertechnology, Inc.	17,937	303,853
Vishay Precision Group, Inc. (A)	2,016	47,316
Vontier Corp.	25,123	916,236
Yokogawa Electric Corp.	30,118	640,590
Zebra Technologies Corp., Class A (A)	3,883	1,499,692
		73,556,024
IT services – 0.9%
Accenture PLC, Class A	47,038	16,547,498
Akamai Technologies, Inc. (A)	11,309	1,081,706
Applied Digital Corp. (A)(B)	26,985	206,165
ASGN, Inc. (A)	13,503	1,125,340
Backblaze, Inc., Class A (A)	6,003	36,138
Bechtle AG	10,803	346,476
BigBear.ai Holdings, Inc. (A)(B)	14,952	66,536
BigCommerce Holdings, Inc., Series 1 (A)	10,282	62,926
Capgemini SE	20,491	3,346,744
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Cognizant Technology Solutions Corp., Class A	37,325	$2,870,293
Core Scientific, Inc. (A)(B)	25,417	357,109
Couchbase, Inc. (A)	5,742	89,518
DigitalOcean Holdings, Inc. (A)	9,317	317,430
EPAM Systems, Inc. (A)	4,270	998,411
Fastly, Inc., Class A (A)	18,821	177,670
Fujitsu, Ltd.	218,550	3,839,176
Gartner, Inc. (A)	5,807	2,813,317
GoDaddy, Inc., Class A (A)	10,568	2,085,806
Grid Dynamics Holdings, Inc. (A)	8,259	183,680
IBM Corp.	69,605	15,301,267
Information Services Group, Inc.	7,463	24,926
Kyndryl Holdings, Inc. (A)	38,850	1,344,210
NEC Corp.	32,391	2,771,927
Nomura Research Institute, Ltd.	49,834	1,463,203
NTT Data Group Corp.	83,248	1,582,950
Obic Company, Ltd.	42,697	1,270,592
Otsuka Corp.	30,074	687,785
Rackspace Technology, Inc. (A)	10,330	22,829
SCSK Corp.	20,635	431,888
The Hackett Group, Inc.	3,662	112,497
TIS, Inc.	28,045	662,426
Tucows, Inc., Class A (A)	1,338	22,933
Unisys Corp. (A)	9,627	60,939
VeriSign, Inc. (A)	6,221	1,287,498
Wix.com, Ltd. (A)	6,973	1,496,057
		65,095,866
Semiconductors and semiconductor equipment – 7.5%
ACM Research, Inc., Class A (A)	7,271	109,792
Advanced Micro Devices, Inc. (A)	122,161	14,755,827
Advantest Corp.	101,057	5,745,983
Aehr Test Systems (A)(B)	4,110	68,349
Allegro MicroSystems, Inc. (A)	21,849	477,619
Alpha & Omega Semiconductor, Ltd. (A)	3,425	126,828
Ambarella, Inc. (A)	5,407	393,305
Amkor Technology, Inc.	18,976	487,493
Analog Devices, Inc.	37,375	7,940,693
Applied Materials, Inc.	62,059	10,092,655
ASM International NV	6,194	3,581,279
ASML Holding NV	52,707	36,917,786
Axcelis Technologies, Inc. (A)	4,603	321,612
BE Semiconductor Industries NV	10,168	1,393,709
Broadcom, Inc.	351,591	81,512,857
CEVA, Inc. (A)	3,395	107,112
Cirrus Logic, Inc. (A)	8,888	885,067
Cohu, Inc. (A)	6,714	179,264
Credo Technology Group Holding, Ltd. (A)	19,746	1,327,129
Diodes, Inc. (A)	6,502	400,978
Disco Corp.	12,152	3,223,651
Enphase Energy, Inc. (A)	10,171	698,544
Everspin Technologies, Inc. (A)	3,407	21,771
First Solar, Inc. (A)	8,059	1,420,318
FormFactor, Inc. (A)	11,048	486,112
Ichor Holdings, Ltd. (A)	4,780	154,012
Impinj, Inc. (A)	3,265	474,274
Indie Semiconductor, Inc., Class A (A)(B)	24,153	97,820
Infineon Technologies AG	172,257	5,622,767
Intel Corp.	324,673	6,509,694
KLA Corp.	10,069	6,344,678
Kokusai Electric Corp.	20,237	265,183
Kulicke & Soffa Industries, Inc.	7,534	351,536
Lam Research Corp.	96,859	6,996,126
Lasertec Corp.	10,571	990,979
Lattice Semiconductor Corp. (A)	23,077	1,307,312

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
MACOM Technology Solutions Holdings, Inc. (A)	9,688	$1,258,568
MaxLinear, Inc. (A)	11,469	226,857
Microchip Technology, Inc.	40,430	2,318,661
Micron Technology, Inc.	83,464	7,024,330
MKS Instruments, Inc.	11,257	1,175,118
Monolithic Power Systems, Inc.	3,672	2,172,722
Navitas Semiconductor Corp. (A)(B)	18,541	66,191
NVE Corp.	698	56,838
NVIDIA Corp.	1,846,564	247,975,080
NXP Semiconductors NV	19,132	3,976,586
ON Semiconductor Corp. (A)	32,053	2,020,942
Onto Innovation, Inc. (A)	8,261	1,376,861
PDF Solutions, Inc. (A)	4,480	121,318
Penguin Solutions, Inc. (A)	7,475	143,445
Photronics, Inc. (A)	8,638	203,511
Power Integrations, Inc.	17,613	1,086,722
Qualcomm, Inc.	83,634	12,847,855
Rambus, Inc. (A)	32,993	1,744,010
Renesas Electronics Corp. (A)	222,068	2,810,274
Rigetti Computing, Inc. (A)(B)	22,297	340,252
SCREEN Holdings Company, Ltd.	10,720	632,880
Semtech Corp. (A)	10,161	628,458
Silicon Laboratories, Inc. (A)	9,998	1,241,952
SiTime Corp. (A)	2,652	568,934
SkyWater Technology, Inc. (A)	4,006	55,283
Skyworks Solutions, Inc.	12,023	1,066,200
STMicroelectronics NV	90,152	2,258,022
Synaptics, Inc. (A)	12,317	940,033
Teradyne, Inc.	12,260	1,543,779
Texas Instruments, Inc.	68,670	12,876,312
Tokyo Electron, Ltd.	59,100	8,883,869
Ultra Clean Holdings, Inc. (A)	6,266	225,263
Universal Display Corp.	7,383	1,079,395
Veeco Instruments, Inc. (A)	7,857	210,568
		522,947,203
Software – 7.0%
8x8, Inc. (A)	18,812	50,228
A10 Networks, Inc.	10,232	188,269
ACI Worldwide, Inc. (A)	14,999	778,598
Adeia, Inc.	15,826	221,247
Adobe, Inc. (A)	33,137	14,735,361
Agilysys, Inc. (A)	3,216	423,579
Alarm.com Holdings, Inc. (A)	6,753	410,582
Alkami Technology, Inc. (A)	6,860	251,625
Altair Engineering, Inc., Class A (A)	17,707	1,932,011
Amplitude, Inc., Class A (A)	11,643	122,834
ANSYS, Inc. (A)	6,583	2,220,643
Appfolio, Inc., Class A (A)	3,860	952,339
Appian Corp., Class A (A)	5,780	190,624
Arteris, Inc. (A)	4,260	43,409
Asana, Inc., Class A (A)	11,701	237,179
Aspen Technology, Inc. (A)	4,443	1,109,106
AudioEye, Inc. (A)	1,091	16,594
Aurora Innovation, Inc. (A)	136,759	861,582
Autodesk, Inc. (A)	16,185	4,783,800
AvePoint, Inc. (A)	18,447	304,560
BILL Holdings, Inc. (A)	15,926	1,349,091
Bit Digital, Inc. (A)	17,426	51,058
Blackbaud, Inc. (A)	12,357	913,429
Blackline, Inc. (A)	8,209	498,779
Blend Labs, Inc., Class A (A)	34,086	143,502
Box, Inc., Class A (A)	19,975	631,210
Braze, Inc., Class A (A)	9,432	395,012
c3.ai, Inc., Class A (A)	15,489	533,286
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cadence Design Systems, Inc. (A)	20,646	$6,203,297
Cerence, Inc. (A)	6,091	47,814
Check Point Software Technologies, Ltd. (A)	11,606	2,166,840
Cipher Mining, Inc. (A)	28,341	131,502
CleanSpark, Inc. (A)(B)	35,079	323,078
Clear Secure, Inc., Class A	12,531	333,826
Clearwater Analytics Holdings, Inc., Class A (A)	24,201	666,012
CommVault Systems, Inc. (A)	13,522	2,040,605
Consensus Cloud Solutions, Inc. (A)	2,588	61,750
Crowdstrike Holdings, Inc., Class A (A)	17,518	5,993,959
CS Disco, Inc. (A)	5,030	25,100
CyberArk Software, Ltd. (A)	5,693	1,896,623
Daily Journal Corp. (A)	199	113,030
Dassault Systemes SE	88,272	3,054,556
Digimarc Corp. (A)	2,257	84,525
Digital Turbine, Inc. (A)	14,347	24,246
DocuSign, Inc. (A)	33,950	3,053,463
Dolby Laboratories, Inc., Class A	9,982	779,594
Domo, Inc., Class B (A)	5,249	37,163
Dropbox, Inc., Class A (A)	37,231	1,118,419
D-Wave Quantum, Inc. (A)(B)	13,915	116,886
Dynatrace, Inc. (A)	49,925	2,713,424
E2open Parent Holdings, Inc. (A)	30,439	80,968
eGain Corp. (A)	3,318	20,671
Enfusion, Inc., Class A (A)	7,126	73,398
EverCommerce, Inc. (A)	3,398	37,412
Fair Isaac Corp. (A)	1,833	3,649,375
Fortinet, Inc. (A)	47,888	4,524,458
Freshworks, Inc., Class A (A)	29,629	479,101
Gen Digital, Inc.	40,819	1,117,624
Hut 8 Corp. (A)	11,558	236,823
Intapp, Inc. (A)	7,312	468,626
InterDigital, Inc.	3,590	695,455
Intuit, Inc.	21,100	13,261,350
Jamf Holding Corp. (A)	11,997	168,558
Kaltura, Inc. (A)	11,121	24,466
Life360, Inc. (A)	1,185	48,905
LiveRamp Holdings, Inc. (A)	9,477	287,816
Logility Supply Chain Solutions, Inc.	4,817	53,372
Manhattan Associates, Inc. (A)	10,216	2,760,772
MARA Holdings, Inc. (A)(B)	40,258	675,127
Matterport, Inc. (A)	39,821	188,752
MeridianLink, Inc. (A)	4,107	84,810
Microsoft Corp.	559,681	235,905,542
Mitek Systems, Inc. (A)	6,685	74,404
Monday.com, Ltd. (A)	4,939	1,162,838
N-able, Inc. (A)	10,739	100,302
NCR Voyix Corp. (A)	20,978	290,336
Nemetschek SE	7,617	739,930
NextNav, Inc. (A)(B)	11,144	173,401
Nice, Ltd. (A)	8,292	1,408,175
Olo, Inc., Class A (A)	15,389	118,188
ON24, Inc. (A)	4,981	32,177
OneSpan, Inc. (A)	5,448	101,006
Ooma, Inc. (A)	3,834	53,906
Oracle Corp.	120,988	20,161,440
Oracle Corp. Japan	5,077	485,901
Pagaya Technologies, Ltd., Class A (A)	5,325	49,469
PagerDuty, Inc. (A)	12,853	234,696
Palantir Technologies, Inc., Class A (A)	154,305	11,670,087
Palo Alto Networks, Inc. (A)	49,269	8,964,987
Porch Group, Inc. (A)	11,446	56,314
Progress Software Corp.	6,032	392,985

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
PROS Holdings, Inc. (A)	6,742	$148,054
PTC, Inc. (A)	9,043	1,662,736
Q2 Holdings, Inc. (A)	8,361	841,535
Qualys, Inc. (A)	11,395	1,597,807
Rapid7, Inc. (A)	8,840	355,633
Red Violet, Inc. (A)	1,654	59,875
ReposiTrak, Inc. (B)	1,762	38,993
Riot Platforms, Inc. (A)(B)	40,676	415,302
Roper Technologies, Inc.	8,072	4,196,229
Salesforce, Inc.	71,966	24,060,393
SAP SE	137,738	33,879,980
Sapiens International Corp. NV	4,600	123,602
SEMrush Holdings, Inc., Class A (A)	5,353	63,594
ServiceNow, Inc. (A)	15,507	16,439,281
SolarWinds Corp.	7,968	113,544
SoundHound AI, Inc., Class A (A)(B)	43,725	867,504
Sprinklr, Inc., Class A (A)	16,905	142,847
Sprout Social, Inc., Class A (A)	7,237	222,248
SPS Commerce, Inc. (A)	5,363	986,738
Synopsys, Inc. (A)	11,564	5,612,703
Telos Corp. (A)	8,474	28,981
Temenos AG	7,437	525,501
Tenable Holdings, Inc. (A)	16,834	662,923
Teradata Corp. (A)	16,007	498,618
TeraWulf, Inc. (A)	37,624	212,952
The Sage Group PLC	132,534	2,105,763
Trend Micro, Inc.	16,727	901,804
Tyler Technologies, Inc. (A)	3,222	1,857,934
Varonis Systems, Inc. (A)	15,705	697,773
Verint Systems, Inc. (A)	8,766	240,627
Vertex, Inc., Class A (A)	7,733	412,556
Viant Technology, Inc., Class A (A)	2,296	43,601
Weave Communications, Inc. (A)	5,770	91,858
WiseTech Global, Ltd.	24,264	1,811,384
WM Technology, Inc. (A)	10,118	13,963
Workday, Inc., Class A (A)	16,034	4,137,253
Workiva, Inc. (A)	7,201	788,510
Xero, Ltd. (A)	19,139	1,991,663
Xperi, Inc. (A)	6,469	66,437
Yext, Inc. (A)	15,439	98,192
Zeta Global Holdings Corp., Class A (A)	25,543	459,519
Zuora, Inc., Class A (A)	20,454	202,904
		486,128,486
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	1,137,886	284,949,387
Brother Industries, Ltd.	30,600	517,631
Canon, Inc. (B)	123,150	4,000,115
CompoSecure, Inc., Class A (B)	3,511	53,824
Corsair Gaming, Inc. (A)	7,138	47,182
Dell Technologies, Inc., Class C	23,123	2,664,695
Diebold Nixdorf, Inc. (A)	3,619	155,762
Eastman Kodak Company (A)	8,746	57,461
FUJIFILM Holdings Corp.	147,666	3,055,153
Hewlett Packard Enterprise Company	97,761	2,087,197
HP, Inc.	72,547	2,367,209
Immersion Corp.	4,206	36,718
IonQ, Inc. (A)	28,597	1,194,497
Logitech International SA	20,062	1,656,041
NetApp, Inc.	15,416	1,789,489
Pure Storage, Inc., Class A (A)	52,070	3,198,660
Ricoh Company, Ltd.	69,683	791,366
Seagate Technology Holdings PLC	15,924	1,374,400
Seiko Epson Corp.	38,082	687,114
Super Micro Computer, Inc. (A)	37,909	1,155,466
Turtle Beach Corp. (A)	2,387	41,319
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Western Digital Corp. (A)	26,024	$1,551,811
Xerox Holdings Corp.	16,717	140,924
		313,573,421
		1,507,164,356
Materials – 3.5%
Chemicals – 1.7%
AdvanSix, Inc.	3,769	107,379
Air Liquide SA	76,271	12,398,589
Air Products & Chemicals, Inc.	16,735	4,853,819
Akzo Nobel NV	22,526	1,352,077
Albemarle Corp.	8,848	761,636
Arcadium Lithium PLC (A)	334,241	1,714,656
Arkema SA	7,424	564,909
Arq, Inc. (A)	3,883	29,394
Asahi Kasei Corp.	165,480	1,140,196
Ashland, Inc.	8,168	583,685
ASP Isotopes, Inc. (A)(B)	7,501	33,980
Aspen Aerogels, Inc. (A)	8,629	102,513
Avient Corp.	28,148	1,150,127
Axalta Coating Systems, Ltd. (A)	36,474	1,248,140
Balchem Corp.	4,606	750,755
BASF SE	117,727	5,162,455
Cabot Corp.	16,759	1,530,264
Celanese Corp.	8,234	569,875
CF Industries Holdings, Inc.	13,100	1,117,692
Clariant AG (A)	28,459	317,637
Corteva, Inc.	51,738	2,946,996
Covestro AG (A)(C)	23,683	1,375,618
Croda International PLC	17,498	740,118
Dow, Inc.	52,701	2,114,891
DSM-Firmenich AG	24,531	2,479,690
DuPont de Nemours, Inc.	31,462	2,398,978
Eastman Chemical Company	8,726	796,858
Ecolab, Inc.	18,971	4,445,285
Ecovyst, Inc. (A)	16,660	127,282
EMS-Chemie Holding AG	926	624,838
Evonik Industries AG	33,807	587,634
FMC Corp.	9,397	456,788
Givaudan SA	1,218	5,324,345
Hawkins, Inc.	2,759	338,447
HB Fuller Company	7,748	522,835
ICL Group, Ltd.	102,110	504,305
Ingevity Corp. (A)	5,255	214,141
Innospec, Inc.	3,533	388,842
International Flavors & Fragrances, Inc.	19,247	1,627,334
Intrepid Potash, Inc. (A)	1,740	38,141
Koppers Holdings, Inc.	2,907	94,187
Kronos Worldwide, Inc.	3,502	34,145
Linde PLC	35,844	15,006,807
LSB Industries, Inc. (A)	8,221	62,397
LyondellBasell Industries NV, Class A	19,558	1,452,573
Mativ Holdings, Inc.	7,892	86,023
Minerals Technologies, Inc.	4,488	342,030
Mitsubishi Chemical Group Corp.	178,818	903,143
Mitsui Chemicals, Inc.	22,519	491,577
NewMarket Corp.	1,284	678,401
Nippon Paint Holdings Company, Ltd.	125,073	807,525
Nippon Sanso Holdings Corp.	22,851	634,068
Nitto Denko Corp.	93,225	1,558,611
Novonesis A/S, B Shares	46,479	2,633,806
Olin Corp.	19,502	659,168
Orica, Ltd.	64,241	658,563
Orion SA	8,414	132,857
Perimeter Solutions, Inc. (A)	19,191	245,261
PPG Industries, Inc.	17,464	2,086,075

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
PureCycle Technologies, Inc. (A)(B)	17,707	$181,497
Quaker Chemical Corp.	1,969	277,156
Rayonier Advanced Materials, Inc. (A)	9,247	76,288
RPM International, Inc.	21,527	2,649,113
Sensient Technologies Corp.	6,013	428,486
Shin-Etsu Chemical Company, Ltd.	237,628	7,826,781
Sika AG	20,110	4,798,386
Stepan Company	3,068	198,500
Syensqo SA	9,776	713,940
Symrise AG	17,515	1,868,370
The Chemours Company	24,991	422,348
The Mosaic Company	23,912	587,757
The Scotts Miracle-Gro Company	7,128	472,872
The Sherwin-Williams Company	17,442	5,929,059
Toray Industries, Inc.	182,920	1,158,221
Tronox Holdings PLC	17,197	173,174
Westlake Corp.	5,597	641,696
Yara International ASA	21,839	578,118
		121,092,123
Construction materials – 0.3%
Eagle Materials, Inc.	5,610	1,384,324
Heidelberg Materials AG	18,012	2,225,617
Holcim, Ltd. (A)	68,750	6,619,591
James Hardie Industries PLC, CHESS Depositary Interest (A)	56,648	1,745,934
Knife River Corp. (A)	17,521	1,780,834
Martin Marietta Materials, Inc.	4,601	2,376,417
Smith-Midland Corp. (A)	704	31,300
Summit Materials, Inc., Class A (A)	17,083	864,400
United States Lime & Minerals, Inc.	1,519	201,632
Vulcan Materials Company	9,941	2,557,123
		19,787,172
Containers and packaging – 0.2%
Amcor PLC	108,802	1,023,827
AptarGroup, Inc.	11,130	1,748,523
Ardagh Metal Packaging SA	21,344	64,245
Avery Dennison Corp.	6,048	1,131,762
Ball Corp.	22,465	1,238,495
Berry Global Group, Inc.	19,168	1,239,595
Crown Holdings, Inc.	19,768	1,634,616
Graphic Packaging Holding Company	50,202	1,363,486
Greif, Inc., Class A	7,668	468,668
Greif, Inc., Class B	753	51,091
International Paper Company	26,152	1,407,501
Myers Industries, Inc.	5,574	61,537
O-I Glass, Inc. (A)	22,139	239,987
Packaging Corp. of America	6,712	1,511,073
Pactiv Evergreen, Inc.	5,806	101,431
Ranpak Holdings Corp. (A)	6,298	43,330
SIG Group AG (A)	40,340	797,639
Silgan Holdings, Inc.	13,576	706,631
Smurfit WestRock PLC	37,198	2,003,484
Sonoco Products Company	16,435	802,850
TriMas Corp.	6,051	148,794
		17,788,565
Metals and mining – 1.2%
1911 Gold Corp. (A)	3,149	324
Alcoa Corp.	43,213	1,632,587
Alpha Metallurgical Resources, Inc. (A)	1,561	312,387
Anglo American PLC	167,610	4,955,750
Antofagasta PLC	52,016	1,030,410
ArcelorMittal SA	61,868	1,437,459
Arch Resources, Inc.	2,489	351,497
BHP Group, Ltd.	669,267	16,326,604
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
BlueScope Steel, Ltd.	57,876	$669,227
Boliden AB	36,078	1,015,051
Caledonia Mining Corp. PLC	2,427	22,838
Carpenter Technology Corp.	15,088	2,560,584
Century Aluminum Company (A)	7,557	137,689
Cleveland-Cliffs, Inc. (A)	80,966	761,080
Coeur Mining, Inc. (A)	55,988	320,251
Commercial Metals Company	35,119	1,741,902
Compass Minerals International, Inc.	5,058	56,903
Constellium SE (A)	18,607	191,094
Contango ORE, Inc. (A)	1,633	16,363
Dakota Gold Corp. (A)	11,722	25,788
Endeavour Mining PLC	24,169	431,717
Fortescue, Ltd.	223,370	2,515,272
Freeport-McMoRan, Inc.	108,169	4,119,076
Glencore PLC (A)	1,367,919	6,024,556
Hecla Mining Company	83,349	409,244
i-80 Gold Corp. (A)(B)	49,074	23,801
Ivanhoe Electric, Inc. (A)	12,510	94,451
JFE Holdings, Inc.	75,912	854,776
Kaiser Aluminum Corp.	2,264	159,091
Lifezone Metals, Ltd. (A)(B)	5,395	37,495
MAC Copper, Ltd. (A)(B)	7,780	82,624
Materion Corp.	2,892	285,961
Metallus, Inc. (A)	6,043	85,388
Mineral Resources, Ltd.	23,329	492,357
Newmont Corp.	85,700	3,189,754
Nippon Steel Corp.	119,501	2,401,448
Norsk Hydro ASA	185,497	1,020,359
Northern Star Resources, Ltd.	151,649	1,440,843
Novagold Resources, Inc. (A)	35,339	117,679
Nucor Corp.	17,676	2,062,966
Olympic Steel, Inc.	1,353	44,392
Pan American Silver Corp., CVR (A)	54,671	20,228
Perpetua Resources Corp. (A)	5,659	60,382
Piedmont Lithium, Inc. (A)	2,635	23,030
Radius Recycling, Inc.	3,928	59,784
Ramaco Resources, Inc. (A)	3,999	41,030
Reliance, Inc.	9,052	2,437,342
Rio Tinto PLC	148,715	8,778,649
Rio Tinto, Ltd.	48,965	3,550,596
Royal Gold, Inc.	10,999	1,450,218
Ryerson Holding Corp.	3,881	71,837
South32, Ltd.	597,303	1,252,893
SSR Mining, Inc. (A)	28,971	201,638
Steel Dynamics, Inc.	10,658	1,215,758
Sumitomo Metal Mining Company, Ltd.	32,606	743,383
SunCoke Energy, Inc.	12,101	129,481
Tredegar Corp. (A)	4,163	31,972
U.S. Steel Corp.	37,663	1,280,165
Universal Stainless & Alloy Products, Inc. (A)	1,232	54,245
Warrior Met Coal, Inc.	7,374	399,966
Worthington Steel, Inc.	4,689	149,204
		81,410,839
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,382	70,912
Holmen AB, B Shares	10,054	368,786
Louisiana-Pacific Corp.	10,456	1,082,719
Mondi PLC	58,225	866,833
Resolute Forest Products, Inc. (A)(D)	7,217	10,248
Stora Enso OYJ, R Shares	76,783	772,746
Svenska Cellulosa AB SCA, B Shares	79,997	1,014,648
Sylvamo Corp.	4,931	389,648

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
UPM-Kymmene OYJ	70,402	$1,936,027
		6,512,567
		246,591,266
Real estate – 2.5%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	10,771	191,078
Alpine Income Property Trust, Inc.	2,145	36,015
American Assets Trust, Inc.	6,950	182,507
Armada Hoffler Properties, Inc.	10,561	108,039
Broadstone Net Lease, Inc.	26,959	427,570
Covivio SA	7,362	373,133
CTO Realty Growth, Inc.	2,999	59,110
Empire State Realty Trust, Inc., Class A	19,330	199,486
Essential Properties Realty Trust, Inc.	25,227	789,101
Gladstone Commercial Corp.	5,765	93,624
Global Net Lease, Inc.	29,129	212,642
Land Securities Group PLC	93,346	681,704
Mirvac Group	520,465	601,920
NexPoint Diversified Real Estate Trust	6,012	36,673
One Liberty Properties, Inc.	2,363	64,368
Stockland	314,869	933,917
The GPT Group	252,668	680,658
WP Carey, Inc.	36,605	1,994,240
		7,665,785
Health care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	11,709	1,142,213
American Healthcare REIT, Inc.	19,847	564,052
CareTrust REIT, Inc.	23,048	623,448
Community Healthcare Trust, Inc.	4,254	81,719
Diversified Healthcare Trust	31,804	73,149
Global Medical REIT, Inc.	10,361	79,987
Healthcare Realty Trust, Inc.	59,276	1,004,728
Healthpeak Properties, Inc.	52,653	1,067,276
LTC Properties, Inc.	6,198	214,141
National Health Investors, Inc.	6,011	416,562
Omega Healthcare Investors, Inc.	45,152	1,709,003
Sabra Health Care REIT, Inc.	73,238	1,268,482
Universal Health Realty Income Trust	1,969	73,266
Ventas, Inc.	31,580	1,859,746
Welltower, Inc.	44,531	5,612,242
		15,790,014
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	32,113	492,935
Braemar Hotels & Resorts, Inc.	10,787	32,361
Chatham Lodging Trust	7,188	64,333
DiamondRock Hospitality Company	30,312	273,717
Host Hotels & Resorts, Inc.	52,621	921,920
Park Hotels & Resorts, Inc.	34,524	485,753
Pebblebrook Hotel Trust	17,290	234,280
RLJ Lodging Trust	21,819	222,772
Ryman Hospitality Properties, Inc.	8,324	868,526
Service Properties Trust	24,993	63,482
Summit Hotel Properties, Inc.	15,450	105,833
Sunstone Hotel Investors, Inc.	29,290	346,794
Xenia Hotels & Resorts, Inc.	14,640	217,550
		4,330,256
Industrial REITs – 0.3%
CapitaLand Ascendas REIT	492,982	925,799
EastGroup Properties, Inc.	8,267	1,326,771
First Industrial Realty Trust, Inc.	22,137	1,109,728
Goodman Group	226,932	4,988,409
Industrial Logistics Properties Trust	10,226	37,325
Innovative Industrial Properties, Inc.	4,072	271,358
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
LXP Industrial Trust	42,225	$342,867
Plymouth Industrial REIT, Inc.	6,395	113,831
Prologis, Inc.	69,720	7,369,404
Rexford Industrial Realty, Inc.	37,130	1,435,446
Segro PLC	169,527	1,486,932
STAG Industrial, Inc.	30,477	1,030,732
Terreno Realty Corp.	13,755	813,471
Warehouses De Pauw CVA	23,800	467,866
		21,719,939
Office REITs – 0.1%
Brandywine Realty Trust	24,576	137,626
BXP, Inc.	10,949	814,168
City Office REIT, Inc.	6,128	33,827
COPT Defense Properties	35,098	1,086,283
Cousins Properties, Inc.	26,394	808,712
Douglas Emmett, Inc.	23,139	429,460
Easterly Government Properties, Inc.	14,391	163,482
Franklin Street Properties Corp.	16,671	30,508
Gecina SA	6,068	568,481
Hudson Pacific Properties, Inc.	20,331	61,603
Japan Real Estate Investment Corp.	845	579,808
JBG SMITH Properties	12,154	186,807
Kilroy Realty Corp.	17,770	718,797
NET Lease Office Properties (A)	2,113	65,947
Nippon Building Fund, Inc.	1,010	785,283
Orion Office REIT, Inc.	8,278	30,711
Paramount Group, Inc.	27,077	133,760
Peakstone Realty Trust	5,337	59,081
Piedmont Office Realty Trust, Inc., Class A	17,916	163,931
Postal Realty Trust, Inc., Class A	3,087	40,285
SL Green Realty Corp.	9,538	647,821
Vornado Realty Trust	27,743	1,166,316
		8,712,697
Real estate management and development – 0.5%
Anywhere Real Estate, Inc. (A)	14,621	48,249
Azrieli Group, Ltd.	5,598	462,019
CapitaLand Investment, Ltd.	308,831	592,047
CBRE Group, Inc., Class A (A)	22,643	2,972,799
CK Asset Holdings, Ltd.	253,900	1,036,259
Compass, Inc., Class A (A)	52,133	304,978
CoStar Group, Inc. (A)	30,861	2,209,339
Cushman & Wakefield PLC (A)	32,686	427,533
Daito Trust Construction Company, Ltd.	7,727	863,836
Daiwa House Industry Company, Ltd.	78,289	2,403,563
eXp World Holdings, Inc. (B)	11,923	137,234
Fastighets AB Balder, B Shares (A)	87,421	608,428
Forestar Group, Inc. (A)	2,812	72,887
FRP Holdings, Inc. (A)	2,090	64,017
Henderson Land Development Company, Ltd.	191,579	580,762
Hongkong Land Holdings, Ltd.	145,528	648,019
Hulic Company, Ltd.	50,648	439,917
Jones Lang LaSalle, Inc. (A)	7,936	2,008,919
Kennedy-Wilson Holdings, Inc.	17,099	170,819
LEG Immobilien SE	9,823	833,174
Marcus & Millichap, Inc.	3,639	139,228
Maui Land & Pineapple Company, Inc. (A)	1,204	26,464
Mitsubishi Estate Company, Ltd.	142,534	1,978,620
Mitsui Fudosan Company, Ltd.	352,333	2,817,721
Newmark Group, Inc., Class A	18,644	238,830
Opendoor Technologies, Inc. (A)	90,887	145,419
RE/MAX Holdings, Inc., Class A (A)	2,620	27,955
Redfin Corp. (A)	17,295	136,112
Sagax AB, Class B	28,987	594,877

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Sino Land Company, Ltd.	513,445	$518,087
Star Holdings (A)	2,410	23,449
Stratus Properties, Inc. (A)	1,056	21,923
Sumitomo Realty & Development Company, Ltd.	40,819	1,269,421
Sun Hung Kai Properties, Ltd.	191,114	1,818,514
Swiss Prime Site AG	10,198	1,111,527
Tejon Ranch Company (A)	3,576	56,858
The Real Brokerage, Inc. (A)	14,159	65,131
The RMR Group, Inc., Class A	2,467	50,919
The St. Joe Company	5,264	236,512
The Wharf Holdings, Ltd.	141,085	395,866
Vonovia SE	97,684	2,973,779
Wharf Real Estate Investment Company, Ltd.	220,267	560,254
		32,092,264
Residential REITs – 0.2%
American Homes 4 Rent, Class A	53,060	1,985,505
Apartment Investment and Management Company, Class A (A)	21,726	197,489
AvalonBay Communities, Inc.	10,693	2,352,139
BRT Apartments Corp.	1,980	35,699
Camden Property Trust	8,031	931,917
Centerspace	2,201	145,596
Elme Communities	13,038	199,090
Equity LifeStyle Properties, Inc.	31,955	2,128,203
Equity Residential	25,701	1,844,304
Essex Property Trust, Inc.	4,839	1,381,244
Independence Realty Trust, Inc.	70,272	1,394,196
Invitation Homes, Inc.	42,887	1,371,097
Mid-America Apartment Communities, Inc.	8,798	1,359,907
NexPoint Residential Trust, Inc.	3,325	138,819
UDR, Inc.	22,603	981,196
UMH Properties, Inc.	9,792	184,873
Veris Residential, Inc.	11,462	190,613
		16,821,887
Retail REITs – 0.4%
Acadia Realty Trust	15,089	364,550
Agree Realty Corp.	17,278	1,217,235
Alexander's, Inc.	332	66,420
Brixmor Property Group, Inc.	50,523	1,406,560
CapitaLand Integrated Commercial Trust	768,937	1,084,363
CBL & Associates Properties, Inc.	3,128	91,994
Curbline Properties Corp.	13,876	322,201
Federal Realty Investment Trust	5,756	644,384
Getty Realty Corp.	7,262	218,804
InvenTrust Properties Corp.	10,009	301,571
Kimco Realty Corp.	50,744	1,188,932
Kite Realty Group Trust	68,226	1,722,024
Klepierre SA	28,378	817,271
Link REIT	339,873	1,429,339
NETSTREIT Corp.	11,323	160,220
NNN REIT, Inc.	31,366	1,281,301
Phillips Edison & Company, Inc.	17,803	666,900
Realty Income Corp.	65,884	3,518,864
Regency Centers Corp.	12,297	909,117
Retail Opportunity Investments Corp.	17,759	308,296
Saul Centers, Inc.	1,738	67,434
Scentre Group	686,116	1,452,404
Simon Property Group, Inc.	23,087	3,975,812
SITE Centers Corp.	6,749	103,192
Tanger, Inc.	15,162	517,479
The Macerich Company	31,606	629,592
Unibail-Rodamco-Westfield (A)	15,625	1,176,791
Urban Edge Properties	17,561	377,562
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Vicinity, Ltd.	510,386	$661,475
Whitestone REIT	6,852	97,093
		26,779,180
Specialized REITs – 0.6%
American Tower Corp.	35,176	6,451,630
Crown Castle, Inc.	32,716	2,969,304
CubeSmart	37,827	1,620,887
Digital Realty Trust, Inc.	23,472	4,162,290
EPR Properties	12,667	560,895
Equinix, Inc.	7,263	6,848,210
Extra Space Storage, Inc.	15,958	2,387,317
Farmland Partners, Inc.	6,416	75,452
Four Corners Property Trust, Inc.	13,446	364,924
Gaming and Leisure Properties, Inc.	45,895	2,210,303
Gladstone Land Corp.	5,105	55,389
Iron Mountain, Inc.	22,091	2,321,985
Lamar Advertising Company, Class A	14,709	1,790,674
National Storage Affiliates Trust	11,732	444,760
Outfront Media, Inc.	21,435	380,257
PotlatchDeltic Corp.	23,518	923,082
Public Storage	11,864	3,552,556
Rayonier, Inc.	22,430	585,423
Safehold, Inc.	7,489	138,397
SBA Communications Corp.	8,094	1,649,557
Uniti Group, Inc.	34,728	191,004
VICI Properties, Inc.	79,356	2,317,989
Weyerhaeuser Company	54,695	1,539,664
		43,541,949
		177,453,971
Utilities – 2.6%
Electric utilities – 1.4%
Acciona SA	3,256	366,402
ALLETE, Inc.	17,848	1,156,550
Alliant Energy Corp.	19,316	1,142,348
American Electric Power Company, Inc.	40,090	3,697,501
BKW AG	2,786	461,585
Chubu Electric Power Company, Inc.	84,986	891,591
CK Infrastructure Holdings, Ltd.	83,086	616,784
CLP Holdings, Ltd.	216,613	1,816,795
Constellation Energy Corp.	23,544	5,267,028
Duke Energy Corp.	58,151	6,265,189
Edison International	29,144	2,326,857
EDP SA	413,914	1,324,117
Elia Group SA/NV	3,879	298,461
Endesa SA	41,896	900,942
Enel SpA	1,072,818	7,655,812
Entergy Corp.	32,280	2,447,470
Evergy, Inc.	17,312	1,065,554
Eversource Energy	27,582	1,584,034
Exelon Corp.	75,642	2,847,165
FirstEnergy Corp.	38,612	1,535,985
Fortum OYJ	59,174	828,356
Genie Energy, Ltd., B Shares	1,979	30,853
Hawaiian Electric Industries, Inc. (A)	23,897	232,518
Iberdrola SA	797,495	10,989,655
IDACORP, Inc.	8,910	973,685
Mercury NZ, Ltd.	92,294	301,994
MGE Energy, Inc.	5,199	488,498
NextEra Energy, Inc.	154,802	11,097,755
NRG Energy, Inc.	15,249	1,375,765
OGE Energy Corp.	33,611	1,386,454
Origin Energy, Ltd.	227,234	1,530,665
Otter Tail Corp.	5,906	436,099
PG&E Corp.	164,572	3,321,063

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Pinnacle West Capital Corp.	8,558	$725,462
Portland General Electric Company	32,282	1,408,141
Power Assets Holdings, Ltd.	182,717	1,272,510
PPL Corp.	55,553	1,803,250
Redeia Corp. SA	53,531	914,111
SSE PLC	145,650	2,919,480
Terna - Rete Elettrica Nazionale	185,589	1,466,490
The Kansai Electric Power Company, Inc.	92,866	1,029,315
The Southern Company	82,481	6,789,836
Tokyo Electric Power Company Holdings, Inc. (A)	201,372	601,925
TXNM Energy, Inc.	27,798	1,366,828
Verbund AG	8,982	650,879
Xcel Energy, Inc.	43,228	2,918,755
		100,528,512
Gas utilities – 0.2%
APA Group	170,811	735,367
Atmos Energy Corp.	11,686	1,627,509
Brookfield Infrastructure Corp., Class A	17,205	688,372
Chesapeake Utilities Corp.	3,135	380,432
Hong Kong & China Gas Company, Ltd.	1,476,798	1,176,692
National Fuel Gas Company	15,281	927,251
New Jersey Resources Corp.	30,400	1,418,160
Northwest Natural Holding Company	5,286	209,114
ONE Gas, Inc.	17,411	1,205,712
Osaka Gas Company, Ltd.	47,973	1,049,246
RGC Resources, Inc.	1,604	32,176
Snam SpA	265,989	1,179,063
Southwest Gas Holdings, Inc.	18,681	1,320,934
Spire, Inc.	17,532	1,189,196
Tokyo Gas Company, Ltd.	44,898	1,243,975
UGI Corp.	35,909	1,013,711
		15,396,910
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)	11,319	46,068
EDP Renovaveis SA	41,147	427,370
Meridian Energy, Ltd.	171,923	568,001
Montauk Renewables, Inc. (A)	10,079	40,114
Ormat Technologies, Inc.	16,893	1,143,994
Orsted A/S (A)(C)	22,180	1,001,510
RWE AG	83,399	2,494,729
Sunnova Energy International, Inc. (A)	15,837	54,321
The AES Corp.	53,525	688,867
Vistra Corp.	25,611	3,530,989
		9,995,963
Multi-utilities – 0.7%
Ameren Corp.	20,094	1,791,179
Avista Corp.	11,004	403,077
Black Hills Corp.	21,738	1,272,108
CenterPoint Energy, Inc.	49,060	1,556,674
Centrica PLC	680,163	1,134,766
CMS Energy Corp.	22,492	1,499,092
Consolidated Edison, Inc.	26,077	2,326,851
Dominion Energy, Inc.	63,234	3,405,783
DTE Energy Company	15,590	1,882,493
E.ON SE	296,140	3,449,453
Engie SA	240,918	3,820,814
National Grid PLC	644,481	7,656,596
NiSource, Inc.	35,138	1,291,673
Northwestern Energy Group, Inc.	18,997	1,015,580
Public Service Enterprise Group, Inc.	37,505	3,168,797
Sembcorp Industries, Ltd.	117,890	476,921
Sempra	47,681	4,182,577
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Unitil Corp.	2,398	$129,948
Veolia Environnement SA	92,810	2,604,018
WEC Energy Group, Inc.	23,814	2,239,469
		45,307,869
Water utilities – 0.1%
American States Water Company	5,282	410,517
American Water Works Company, Inc.	14,671	1,826,393
Cadiz, Inc. (A)	6,731	35,001
California Water Service Group	8,495	385,078
Consolidated Water Company, Ltd.	2,246	58,149
Essential Utilities, Inc.	42,257	1,534,774
Global Water Resources, Inc.	2,244	25,806
Middlesex Water Company	2,613	137,522
Pure Cycle Corp. (A)	3,747	47,512
Severn Trent PLC	35,635	1,117,244
SJW Group	4,806	236,551
The York Water Company	2,184	71,460
United Utilities Group PLC	89,943	1,183,177
		7,069,184
		178,298,438
TOTAL COMMON STOCKS (Cost $3,236,551,189)		$6,724,750,545
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	7,383	553,097
Dr. Ing. h.c. F. Porsche AG (C)	15,020	910,201
Porsche Automobil Holding SE	20,198	761,071
Volkswagen AG	27,199	2,509,518
		4,733,887
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	22,326	1,959,351
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	3,457	768,262
TOTAL PREFERRED SECURITIES (Cost $9,710,249)		$7,461,500
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 9-1-25; Strike Price: $133.70) (A)	458	1,557
Danimer Scientific, Inc. (Expiration Date: 7-15-25; Strike Price: $5.00) (A)	4,269	154
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	1,752
TOTAL WARRANTS (Cost $5,036)		$3,463
SHORT-TERM INVESTMENTS – 3.4%
Short-term funds – 3.4%
John Hancock Collateral Trust, 4.2987% (E)(F)	23,854,171	238,632,355
TOTAL SHORT-TERM INVESTMENTS (Cost $238,612,570)		$238,632,355
Total Investments (Strategic Equity Allocation Trust) (Cost $3,484,879,044) – 99.8%		$6,970,847,863
Other assets and liabilities, net – 0.2%		11,739,329
TOTAL NET ASSETS – 100.0%		$6,982,587,192
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-24.

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
Strategic Equity Allocation Trust (continued)
(E)	The rate shown is the annualized seven-day yield as of 12-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $25,763,562.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	791	Long	Mar 2025	$92,423,104	$89,679,625	$(2,743,479)
Russell 2000 E-Mini Index Futures	121	Long	Mar 2025	13,970,626	13,611,290	(359,336)
S&P 500 E-Mini Index Futures	420	Long	Mar 2025	128,681,379	124,650,751	(4,030,628)
S&P Mid 400 E-Mini Index Futures	52	Long	Mar 2025	16,997,307	16,362,840	(634,467)
						$(7,767,910)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Communication services – 8.7%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	323	$9,906
AST SpaceMobile, Inc. (A)(B)	8,398	177,198
AT&T, Inc.	119,711	2,725,819
ATN International, Inc.	291	4,892
Bandwidth, Inc., Class A (A)	431	7,336
Cogent Communications Holdings, Inc.	807	62,195
Frontier Communications Parent, Inc. (A)	4,181	145,081
GCI Liberty, Inc. (A)(C)	2,206	0
Globalstar, Inc. (A)	32,237	66,731
IDT Corp., Class B	461	21,907
Iridium Communications, Inc.	2,158	62,625
Liberty Global, Ltd., Class C (A)	1,040	13,666
Liberty Latin America, Ltd., Class C (A)	2,753	17,454
Lumen Technologies, Inc. (A)	17,420	92,500
Shenandoah Telecommunications Company	901	11,362
Sunrise Communications AG, ADR, Class A (A)	208	8,961
Verizon Communications, Inc.	69,948	2,797,221
		6,224,854
Entertainment – 1.3%
AMC Entertainment Holdings, Inc., Class A (A)	3,402	13,540
Atlanta Braves Holdings, Inc., Series A (A)	829	33,823
Atlanta Braves Holdings, Inc., Series C (A)	131	5,012
Cinemark Holdings, Inc. (A)	2,041	63,230
Electronic Arts, Inc.	4,466	653,376
Endeavor Group Holdings, Inc., Class A (B)	5,168	161,707
Eventbrite, Inc., Class A (A)	1,461	4,909
Liberty Media Corp.-Liberty Formula One, Series A (A)	225	18,909
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,361	311,430
Liberty Media Corp.-Liberty Live, Series A (A)	676	44,995
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Liberty Media Corp.-Liberty Live, Series C (A)	827	$56,286
Lions Gate Entertainment Corp., Class B (A)	4,105	30,993
Live Nation Entertainment, Inc. (A)	3,913	506,734
LiveOne, Inc. (A)	1,309	1,924
Madison Square Garden Entertainment Corp. (A)	678	24,137
Madison Square Garden Sports Corp. (A)	324	73,120
Netflix, Inc. (A)	7,221	6,436,222
Playstudios, Inc. (A)	1,949	3,625
Playtika Holding Corp.	6,300	43,722
Reservoir Media, Inc. (A)	893	8,082
ROBLOX Corp., Class A (A)	9,625	556,903
Roku, Inc. (A)	2,105	156,486
Skillz, Inc. (A)	341	1,715
Sphere Entertainment Company (A)	478	19,273
Take-Two Interactive Software, Inc. (A)	2,886	531,255
The Marcus Corp.	486	10,449
The Walt Disney Company	30,530	3,399,516
TKO Group Holdings, Inc. (A)	1,425	202,507
Vivid Seats, Inc., Class A (A)	1,910	8,843
Warner Brothers Discovery, Inc. (A)	41,547	439,152
Warner Music Group Corp., Class A	2,345	72,695
		13,894,570
Interactive media and services – 5.8%
Alphabet, Inc., Class A	98,484	18,643,021
Alphabet, Inc., Class C	93,186	17,746,342
Angi, Inc. (A)	1,822	3,025
Bumble, Inc., Class A (A)	2,324	18,917
CarGurus, Inc. (A)	1,735	63,397
Cars.com, Inc. (A)	1,154	19,999
DHI Group, Inc. (A)	630	1,115
EverQuote, Inc., Class A (A)	481	9,615
FuboTV, Inc. (A)	4,863	6,127
Getty Images Holdings, Inc. (A)	6,797	14,682
Grindr, Inc. (A)	2,917	52,039

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
IAC, Inc. (A)	1,394	$60,137
Match Group, Inc. (A)	4,728	154,653
MediaAlpha, Inc., Class A (A)	781	8,817
Meta Platforms, Inc., Class A	36,729	21,505,197
Nextdoor Holdings, Inc. (A)	3,090	7,323
Outbrain, Inc. (A)	712	5,112
Pinterest, Inc., Class A (A)	9,858	285,882
PSQ Holdings, Inc. (A)	454	2,061
QuinStreet, Inc. (A)	983	22,678
Rumble, Inc. (A)(B)	1,926	25,057
Shutterstock, Inc.	615	18,665
Snap, Inc., Class A (A)	23,247	250,370
Taboola.com, Ltd. (A)	4,985	18,195
Travelzoo (A)	162	3,232
TripAdvisor, Inc. (A)	2,105	31,091
TrueCar, Inc. (A)	1,900	7,087
Vimeo, Inc. (A)	2,863	18,323
Yelp, Inc. (A)	1,157	44,776
Zedge, Inc., Class B (A)	130	350
Ziff Davis, Inc. (A)	766	41,624
ZipRecruiter, Inc., Class A (A)	1,452	10,512
ZoomInfo Technologies, Inc. (A)	6,859	72,088
		59,171,509
Media – 0.6%
Advantage Solutions, Inc. (A)	5,394	15,750
Altice USA, Inc., Class A (A)	7,703	18,564
AMC Networks, Inc., Class A (A)	424	4,198
Boston Omaha Corp., Class A (A)	528	7,487
Cable One, Inc.	97	35,126
Cardlytics, Inc. (A)	636	2,360
Charter Communications, Inc., Class A (A)	2,367	811,337
Clear Channel Outdoor Holdings, Inc. (A)	8,831	12,098
Comcast Corp., Class A	66,630	2,500,624
comScore, Inc. (A)	60	350
Cumulus Media, Inc., Class A (A)	131	86
EchoStar Corp., Class A (A)	2,407	55,120
Emerald Holding, Inc.	1,284	6,189
Entravision Communications Corp., Class A	1,260	2,961
Fox Corp., Class A	3,858	187,422
Fox Corp., Class B	2,503	114,487
Gannett Company, Inc. (A)	2,798	14,158
Gray Television, Inc.	1,517	4,779
Harte-Hanks, Inc. (A)	2,449	12,612
iHeartMedia, Inc., Class A (A)	2,155	4,267
Innovid Corp. (A)	2,304	7,119
John Wiley & Sons, Inc., Class A	781	34,138
Lee Enterprises, Inc. (A)	35	517
Magnite, Inc. (A)	2,317	36,887
National CineMedia, Inc. (A)	1,964	13,041
News Corp., Class A	7,344	202,254
News Corp., Class B	1,149	34,964
Nexstar Media Group, Inc.	595	93,992
Nexxen International, Ltd. (A)	81	405
Omnicom Group, Inc.	3,332	286,685
Paramount Global, Class B (B)	10,440	109,202
PubMatic, Inc., Class A (A)	758	11,135
Saga Communications, Inc., Class A	802	8,846
Scholastic Corp.	561	11,966
Sinclair, Inc.	834	13,461
Sirius XM Holdings, Inc.	10,141	231,215
Stagwell, Inc. (A)	1,894	12,463
TechTarget, Inc. (A)	503	9,969
TEGNA, Inc.	3,693	67,545
The EW Scripps Company, Class A (A)	1,348	2,979
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
The Interpublic Group of Companies, Inc.	6,494	$181,962
The New York Times Company, Class A	2,748	143,033
The Trade Desk, Inc., Class A (A)	7,576	890,407
Thryv Holdings, Inc. (A)	494	7,311
Urban One, Inc., Class D (A)	387	385
WideOpenWest, Inc. (A)	1,455	7,217
		6,229,073
Wireless telecommunication services – 0.4%
FingerMotion, Inc. (A)(B)	1,066	1,279
Gogo, Inc. (A)	2,195	17,758
Spok Holdings, Inc.	444	7,126
SurgePays, Inc. (A)	154	274
Telephone & Data Systems, Inc.	1,870	63,786
T-Mobile US, Inc.	19,846	4,380,608
United States Cellular Corp. (A)	961	60,274
		4,531,105
		90,051,111
Consumer discretionary – 11.5%
Automobile components – 0.1%
Adient PLC (A)	1,572	27,086
American Axle & Manufacturing Holdings, Inc. (A)	1,974	11,508
Autoliv, Inc.	1,248	117,050
BorgWarner, Inc.	3,994	126,969
Cooper-Standard Holdings, Inc. (A)	261	3,539
Dana, Inc.	2,445	28,264
Dorman Products, Inc. (A)	533	69,050
Fox Factory Holding Corp. (A)	736	22,279
Gentex Corp.	3,948	113,426
Gentherm, Inc. (A)	576	22,997
Holley, Inc. (A)	1,926	5,817
LCI Industries	430	44,458
Lear Corp.	732	69,320
Luminar Technologies, Inc. (A)(B)	348	1,872
Modine Manufacturing Company (A)	919	106,540
Motorcar Parts of America, Inc. (A)	447	3,397
Patrick Industries, Inc.	621	51,593
PHINIA, Inc.	773	37,235
QuantumScape Corp. (A)	7,236	37,555
Solid Power, Inc. (A)(B)	3,144	5,942
Standard Motor Products, Inc.	404	12,516
Stoneridge, Inc. (A)	529	3,317
Strattec Security Corp. (A)	13	536
Superior Industries International, Inc. (A)	282	575
The Goodyear Tire & Rubber Company (A)	4,787	43,083
Visteon Corp. (A)	475	42,142
XPEL, Inc. (A)	476	19,011
		1,027,077
Automobiles – 2.3%
Canoo, Inc. (A)	759	1,070
Cenntro, Inc. (A)	593	635
Ford Motor Company	64,717	640,698
General Motors Company	19,619	1,045,104
Harley-Davidson, Inc.	2,375	71,559
Lucid Group, Inc. (A)(B)	39,287	118,647
Mullen Automotive, Inc. (A)	1	1
Rivian Automotive, Inc., Class A (A)(B)	16,074	213,784
Tesla, Inc. (A)	54,078	21,838,860
Thor Industries, Inc.	904	86,522

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Winnebago Industries, Inc.	534	$25,515
		24,042,395
Broadline retail – 3.9%
1stdibs.com, Inc. (A)	521	1,844
Amazon.com, Inc. (A)	175,615	38,528,175
CarParts.com, Inc. (A)	778	840
ContextLogic, Inc., Class A (A)	392	2,756
Coupang, Inc. (A)	27,345	601,043
Dillard's, Inc., Class A (B)	217	93,688
eBay, Inc.	8,504	526,823
Etsy, Inc. (A)	2,099	111,016
Groupon, Inc. (A)	572	6,950
Kohl's Corp.	1,853	26,016
Macy's, Inc.	4,590	77,709
Nordstrom, Inc.	2,680	64,722
Ollie's Bargain Outlet Holdings, Inc. (A)	1,046	114,778
Savers Value Village, Inc. (A)	2,756	28,249
		40,184,609
Distributors – 0.1%
A-Mark Precious Metals, Inc.	482	13,207
Genuine Parts Company	2,385	278,473
LKQ Corp.	4,543	166,955
Pool Corp.	590	201,155
Weyco Group, Inc.	249	9,350
		669,140
Diversified consumer services – 0.1%
ADT, Inc.	14,762	102,005
Adtalem Global Education, Inc. (A)	775	70,409
American Public Education, Inc. (A)	372	8,024
Bright Horizons Family Solutions, Inc. (A)	979	108,522
Carriage Services, Inc.	281	11,198
Chegg, Inc. (A)	2,095	3,373
Coursera, Inc. (A)	2,516	21,386
Duolingo, Inc. (A)	600	194,538
European Wax Center, Inc., Class A (A)	852	5,683
frontdoor, Inc. (A)	1,431	78,233
Graham Holdings Company, Class B	54	47,084
Grand Canyon Education, Inc. (A)	512	83,866
H&R Block, Inc.	2,092	110,541
ITT Educational Services, Inc. (A)(C)	608	0
Laureate Education, Inc. (A)	2,848	52,090
Lincoln Educational Services Corp. (A)	363	5,743
Mister Car Wash, Inc. (A)	5,330	38,856
Nerdy, Inc. (A)	1,961	3,177
Service Corp. International	2,211	176,482
Strategic Education, Inc.	434	40,544
Stride, Inc. (A)	726	75,453
The Beachbody Company, Inc. (A)	82	504
Udemy, Inc. (A)	2,582	21,250
Universal Technical Institute, Inc. (A)	464	11,929
WW International, Inc. (A)	1,306	1,659
		1,272,549
Hotels, restaurants and leisure – 2.2%
Accel Entertainment, Inc. (A)	1,267	13,532
Airbnb, Inc., Class A (A)	7,233	950,489
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,410	164,537
Bally's Corp. (A)	759	13,579
Biglari Holdings, Inc., Class B (A)	52	13,223
BJ's Restaurants, Inc. (A)	418	14,686
Bloomin' Brands, Inc.	1,512	18,462
Booking Holdings, Inc.	574	2,851,873
Boyd Gaming Corp.	1,395	101,193
Brinker International, Inc. (A)	737	97,498
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Caesars Entertainment, Inc. (A)	3,686	$123,186
Carnival Corp. (A)	18,976	472,882
Cava Group, Inc. (A)	1,927	217,366
Century Casinos, Inc. (A)	483	1,565
Chipotle Mexican Grill, Inc. (A)	22,700	1,368,810
Choice Hotels International, Inc. (B)	855	121,393
Churchill Downs, Inc.	1,282	171,198
Cracker Barrel Old Country Store, Inc.	380	20,087
Darden Restaurants, Inc.	2,039	380,661
Dave & Buster's Entertainment, Inc. (A)	706	20,608
Denny's Corp. (A)	1,094	6,619
Dine Brands Global, Inc.	262	7,886
Domino's Pizza, Inc.	593	248,918
DoorDash, Inc., Class A (A)	6,203	1,040,553
DraftKings, Inc., Class A (A)	7,856	292,243
Dutch Bros, Inc., Class A (A)	1,079	56,518
El Pollo Loco Holdings, Inc. (A)	773	8,920
Empire Resorts, Inc. (A)(C)	878	0
Everi Holdings, Inc. (A)	1,572	21,238
Expedia Group, Inc. (A)	2,022	376,759
FAT Brands, Inc., Class A	191	1,016
First Watch Restaurant Group, Inc. (A)	940	17,493
Full House Resorts, Inc. (A)	503	2,052
GAN, Ltd. (A)	632	1,150
GEN Restaurant Group, Inc. (A)	19	142
Golden Entertainment, Inc.	521	16,464
Hilton Grand Vacations, Inc. (A)	1,878	73,148
Hilton Worldwide Holdings, Inc.	4,364	1,078,606
Hyatt Hotels Corp., Class A	633	99,368
Inspired Entertainment, Inc. (A)	336	3,041
Jack in the Box, Inc.	352	14,657
Krispy Kreme, Inc.	2,827	28,072
Kura Sushi USA, Inc., Class A (A)(B)	168	15,217
Las Vegas Sands Corp.	12,294	631,420
Life Time Group Holdings, Inc. (A)	3,334	73,748
Light & Wonder, Inc. (A)	1,540	133,025
Lindblad Expeditions Holdings, Inc. (A)	852	10,105
Lucky Strike Entertainment Corp. (B)	1,682	16,837
Marriott International, Inc., Class A	4,907	1,368,759
Marriott Vacations Worldwide Corp.	622	55,856
McDonald's Corp.	12,090	3,504,770
MGM Resorts International (A)	4,993	173,007
Monarch Casino & Resort, Inc.	351	27,694
Mondee Holdings, Inc. (A)	2,136	77
Nathan's Famous, Inc.	78	6,132
Noodles & Company (A)	1,045	605
Norwegian Cruise Line Holdings, Ltd. (A)	7,236	186,182
ONE Group Hospitality, Inc. (A)	431	1,250
Papa John's International, Inc.	597	24,519
Penn Entertainment, Inc. (A)	2,579	51,116
Planet Fitness, Inc., Class A (A)	1,443	142,669
PlayAGS, Inc. (A)	767	8,844
Portillo's, Inc., Class A (A)	899	8,451
Potbelly Corp. (A)	346	3,259
RCI Hospitality Holdings, Inc.	169	9,712
Red Robin Gourmet Burgers, Inc. (A)	308	1,691
Red Rock Resorts, Inc., Class A	982	45,408
Restaurant Brands International LP	82	5,291
Royal Caribbean Cruises, Ltd.	4,340	1,001,195
Rush Street Interactive, Inc. (A)	1,049	14,392
Sabre Corp. (A)	6,456	23,564
Shake Shack, Inc., Class A (A)	668	86,706
Six Flags Entertainment Corp.	804	38,745
Soho House & Company, Inc. (A)	1,226	9,134
Sonder Holdings, Inc. (A)	202	642

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Starbucks Corp.	18,847	$1,719,789
Sweetgreen, Inc., Class A (A)	1,683	53,957
Target Hospitality Corp. (A)	1,732	16,740
Texas Roadhouse, Inc.	956	172,491
The Cheesecake Factory, Inc.	892	42,316
The Wendy's Company	3,468	56,528
Travel + Leisure Company	1,360	68,612
United Parks & Resorts, Inc. (A)	1,089	61,191
Vacasa, Inc., Class A (A)	219	1,073
Vail Resorts, Inc.	655	122,780
Viking Holdings, Ltd. (A)	8,390	369,663
Wingstop, Inc.	506	143,805
Wyndham Hotels & Resorts, Inc.	1,417	142,819
Wynn Resorts, Ltd.	1,932	166,461
Xponential Fitness, Inc., Class A (A)	517	6,954
Yum! Brands, Inc.	4,756	638,065
		21,994,986
Household durables – 0.4%
Bassett Furniture Industries, Inc.	199	2,752
Beazer Homes USA, Inc. (A)	450	12,357
Cavco Industries, Inc. (A)	155	69,166
Century Communities, Inc.	552	40,495
Champion Homes, Inc. (A)	980	86,338
D.R. Horton, Inc.	5,524	772,366
Dream Finders Homes, Inc., Class A (A)	686	15,963
Ethan Allen Interiors, Inc.	426	11,975
Flexsteel Industries, Inc.	139	7,553
GoPro, Inc., Class A (A)	2,431	2,650
Green Brick Partners, Inc. (A)	849	47,960
Hamilton Beach Brands Holding Company, Class A	205	3,450
Hamilton Beach Brands Holding Company, Class B (C)	241	4,056
Helen of Troy, Ltd. (A)	403	24,111
Hooker Furnishings Corp.	257	3,601
Hovnanian Enterprises, Inc., Class A (A)	111	14,854
Installed Building Products, Inc.	498	87,275
iRobot Corp. (A)	489	3,790
KB Home	1,321	86,816
Landsea Homes Corp. (A)	541	4,593
La-Z-Boy, Inc.	740	32,242
Legacy Housing Corp. (A)	491	12,118
Leggett & Platt, Inc.	2,187	20,995
Lennar Corp., Class A	4,181	570,163
LGI Homes, Inc. (A)	402	35,939
Lifetime Brands, Inc.	274	1,619
M/I Homes, Inc. (A)	450	59,828
Meritage Homes Corp.	609	93,676
Mohawk Industries, Inc. (A)	1,079	128,541
Newell Brands, Inc.	7,038	70,098
NVR, Inc. (A)	52	425,303
PulteGroup, Inc.	3,537	385,179
Purple Innovation, Inc. (A)	1,862	1,452
SharkNinja, Inc. (A)	2,356	229,380
Sonos, Inc. (A)	2,163	32,532
Taylor Morrison Home Corp. (A)	1,132	69,290
Tempur Sealy International, Inc.	2,895	164,118
The Lovesac Company (A)	280	6,625
Toll Brothers, Inc.	1,642	206,810
TopBuild Corp. (A)	536	166,878
Traeger, Inc. (A)	2,091	4,997
Tri Pointe Homes, Inc. (A)	1,571	56,964
Universal Electronics, Inc. (A)	236	2,596
VOXX International Corp. (A)	506	3,734
Whirlpool Corp.	915	104,749
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Worthington Enterprises, Inc.	815	$32,690
		4,220,637
Leisure products – 0.1%
Acushnet Holdings Corp.	1,122	79,752
American Outdoor Brands, Inc. (A)	307	4,679
AMMO, Inc. (A)	1,841	2,025
Brunswick Corp.	1,164	75,288
Clarus Corp.	550	2,481
Escalade, Inc.	328	4,684
Funko, Inc., Class A (A)	815	10,913
Hasbro, Inc.	2,355	131,668
JAKKS Pacific, Inc. (A)	134	3,772
Johnson Outdoors, Inc., Class A	178	5,874
Latham Group, Inc. (A)	1,897	13,203
Malibu Boats, Inc., Class A (A)	367	13,796
Marine Products Corp.	742	6,804
MasterCraft Boat Holdings, Inc. (A)	348	6,636
Mattel, Inc. (A)	6,064	107,515
Peloton Interactive, Inc., Class A (A)	5,871	51,078
Polaris, Inc.	955	55,027
Revelyst, Inc. (A)	980	18,845
Smith & Wesson Brands, Inc.	903	9,125
Solo Brands, Inc., Class A (A)	944	1,076
Sturm Ruger & Company, Inc.	325	11,495
Topgolf Callaway Brands Corp. (A)	3,178	24,979
YETI Holdings, Inc. (A)	1,473	56,725
		697,440
Specialty retail – 1.9%
1-800-Flowers.com, Inc., Class A (A)	562	4,592
Abercrombie & Fitch Company, Class A (A)	842	125,854
Academy Sports & Outdoors, Inc.	1,278	73,523
Advance Auto Parts, Inc.	1,014	47,952
American Eagle Outfitters, Inc.	3,303	55,061
America's Car-Mart, Inc. (A)	117	5,996
Arhaus, Inc.	962	9,043
Arko Corp.	1,801	11,869
Asbury Automotive Group, Inc. (A)	359	87,248
AutoNation, Inc. (A)	578	98,168
AutoZone, Inc. (A)	285	912,570
Bath & Body Works, Inc.	3,879	150,389
Best Buy Company, Inc.	3,678	315,572
Beyond, Inc. (A)	765	3,771
Big 5 Sporting Goods Corp.	321	575
Boot Barn Holdings, Inc. (A)	511	77,580
Brilliant Earth Group, Inc., Class A (A)	312	655
Build-A-Bear Workshop, Inc.	196	9,024
Burlington Stores, Inc. (A)	1,103	314,421
Caleres, Inc.	581	13,456
Camping World Holdings, Inc., Class A	715	15,072
CarMax, Inc. (A)	2,689	219,853
Carvana Company (A)	1,933	393,095
Chewy, Inc., Class A (A)	2,085	69,827
Citi Trends, Inc. (A)	105	2,756
Designer Brands, Inc., Class A	872	4,656
Destination XL Group, Inc. (A)	773	2,079
Dick's Sporting Goods, Inc.	842	192,683
Duluth Holdings, Inc., Class B (A)	700	2,163
Envela Corp. (A)	290	2,082
EVgo, Inc. (A)	1,776	7,193
Five Below, Inc. (A)	951	99,817
Floor & Decor Holdings, Inc., Class A (A)	1,801	179,560
Foot Locker, Inc. (A)	1,586	34,511
GameStop Corp., Class A (A)	5,203	163,062
Genesco, Inc. (A)	197	8,422

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Group 1 Automotive, Inc.	231	$97,362
Grove Collaborative Holdings (A)	525	730
GrowGeneration Corp. (A)	1,030	1,741
Guess?, Inc.	938	13,188
Haverty Furniture Companies, Inc.	273	6,077
Jjill, Inc.	116	3,204
Lands' End, Inc. (A)	492	6,465
Lazydays Holdings, Inc. (A)	227	217
Leslie's, Inc. (A)	3,127	6,973
Lithia Motors, Inc.	463	165,490
Lowe's Companies, Inc.	9,593	2,367,552
MarineMax, Inc. (A)	323	9,351
Monro, Inc.	568	14,086
Murphy USA, Inc.	362	181,634
National Vision Holdings, Inc. (A)	1,337	13,932
OneWater Marine, Inc., Class A (A)	187	3,250
O'Reilly Automotive, Inc. (A)	965	1,144,297
Penske Automotive Group, Inc.	1,129	172,105
Petco Health & Wellness Company, Inc. (A)	4,065	15,488
PetMed Express, Inc. (A)	391	1,885
Revolve Group, Inc. (A)	697	23,343
RH (A)	356	140,118
Ross Stores, Inc.	5,635	852,406
RumbleON, Inc., Class B (A)	281	1,526
Sally Beauty Holdings, Inc. (A)	1,774	18,538
Shoe Carnival, Inc.	500	16,540
Signet Jewelers, Ltd.	762	61,501
Sleep Number Corp. (A)	378	5,761
Sonic Automotive, Inc., Class A	415	26,290
Sportsman's Warehouse Holdings, Inc. (A)	611	1,631
Stitch Fix, Inc., Class A (A)	1,692	7,293
The Buckle, Inc.	804	40,851
The Cato Corp., Class A	469	1,829
The Children's Place, Inc. (A)	202	2,113
The Gap, Inc.	6,223	147,049
The Home Depot, Inc.	16,631	6,469,293
The ODP Corp. (A)	730	16,600
The RealReal, Inc. (A)	2,001	21,871
The TJX Companies, Inc.	19,116	2,309,404
ThredUp, Inc., Class A (A)	1,553	2,159
Tile Shop Holdings, Inc. (A)	357	2,474
Tilly's, Inc., Class A (A)	296	1,258
Torrid Holdings, Inc. (A)(B)	1,698	8,881
Tractor Supply Company	9,235	490,009
Ulta Beauty, Inc. (A)	838	364,471
Upbound Group, Inc.	1,004	29,287
Urban Outfitters, Inc. (A)	1,562	85,723
Valvoline, Inc. (A)	1,710	61,868
Victoria's Secret & Company (A)	1,346	55,751
Warby Parker, Inc., Class A (A)	1,643	39,777
Wayfair, Inc., Class A (A)	1,530	67,810
Williams-Sonoma, Inc.	2,162	400,359
Winmark Corp.	60	23,584
Zumiez, Inc. (A)	371	7,112
		19,743,657
Textiles, apparel and luxury goods – 0.4%
Carter's, Inc.	599	32,460
Columbia Sportswear Company	1,031	86,532
Crocs, Inc. (A)	1,046	114,568
Deckers Outdoor Corp. (A)	2,520	511,787
Figs, Inc., Class A (A)	2,725	16,868
G-III Apparel Group, Ltd. (A)	722	23,552
Hanesbrands, Inc. (A)	5,901	48,034
Kontoor Brands, Inc.	919	78,492
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Levi Strauss & Company, Class A	1,731	$29,946
Lululemon Athletica, Inc. (A)	2,004	766,350
Movado Group, Inc.	291	5,727
NIKE, Inc., Class B	20,209	1,529,215
Oxford Industries, Inc.	276	21,743
PVH Corp.	835	88,301
Ralph Lauren Corp.	679	156,835
Rocky Brands, Inc.	90	2,052
Skechers USA, Inc., Class A (A)	2,270	152,635
Steven Madden, Ltd.	1,321	56,169
Superior Group of Companies, Inc.	407	6,728
Tapestry, Inc.	3,835	250,541
Under Armour, Inc., Class A (A)	6,449	53,398
Under Armour, Inc., Class C (A)	358	2,671
Unifi, Inc. (A)	438	2,738
Vera Bradley, Inc. (A)	673	2,645
VF Corp.	6,636	142,409
Wolverine World Wide, Inc.	1,318	29,260
		4,211,656
		118,064,146
Consumer staples – 5.6%
Beverages – 1.1%
Brown-Forman Corp., Class B	5,315	201,864
Celsius Holdings, Inc. (A)	3,935	103,648
Coca-Cola Consolidated, Inc.	141	177,659
Constellation Brands, Inc., Class A	3,038	671,398
Keurig Dr. Pepper, Inc.	22,681	728,514
MGP Ingredients, Inc.	372	14,646
Molson Coors Beverage Company, Class B	3,103	177,864
Monster Beverage Corp. (A)	17,109	899,249
National Beverage Corp.	1,586	67,675
PepsiCo, Inc.	23,185	3,525,511
The Boston Beer Company, Inc., Class A (A)	171	51,297
The Coca-Cola Company	72,652	4,523,314
The Vita Coco Company, Inc. (A)	939	34,658
		11,177,297
Consumer staples distribution and retail – 2.3%
Albertsons Companies, Inc., Class A	9,731	191,117
BJ's Wholesale Club Holdings, Inc. (A)	2,282	203,897
Casey's General Stores, Inc.	631	250,021
Costco Wholesale Corp.	7,422	6,800,556
Dollar General Corp.	3,735	283,188
Dollar Tree, Inc. (A)	3,736	279,976
Grocery Outlet Holding Corp. (A)	1,667	26,022
Maplebear, Inc. (A)	3,814	157,976
Natural Grocers by Vitamin Cottage, Inc.	475	18,867
Performance Food Group Company (A)	2,391	202,159
PriceSmart, Inc.	525	48,389
SpartanNash Company	638	11,688
Sprouts Farmers Market, Inc. (A)	1,774	225,422
Sysco Corp.	8,276	632,783
Target Corp.	7,644	1,033,316
The Andersons, Inc.	652	26,419
The Chefs' Warehouse, Inc. (A)	665	32,798
The Kroger Company	11,842	724,138
U.S. Foods Holding Corp. (A)	3,830	258,372
United Natural Foods, Inc. (A)	998	27,255
Village Super Market, Inc., Class A	305	9,726
Walgreens Boots Alliance, Inc.	14,627	136,470
Walmart, Inc.	134,608	12,161,833

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Weis Markets, Inc.	464	$31,422
		23,773,810
Food products – 0.7%
Alico, Inc.	182	4,719
Archer-Daniels-Midland Company	9,145	462,005
B&G Foods, Inc.	1,224	8,433
Beyond Meat, Inc. (A)(B)	3,421	12,863
BRC, Inc., Class A (A)	952	3,018
Bunge Global SA	2,335	181,570
Calavo Growers, Inc.	340	8,670
Cal-Maine Foods, Inc.	745	76,675
Conagra Brands, Inc.	6,624	183,816
Darling Ingredients, Inc. (A)	2,724	91,772
Dole PLC	1,376	18,631
Farmer Brothers Company (A)	162	292
Flowers Foods, Inc.	3,522	72,765
Freshpet, Inc. (A)	815	120,710
General Mills, Inc.	9,130	582,220
Hormel Foods Corp.	9,341	293,027
Ingredion, Inc.	834	114,725
J&J Snack Foods Corp.	325	50,417
John B Sanfilippo & Son, Inc.	166	14,460
Kellanova	5,794	469,140
Lamb Weston Holdings, Inc.	2,471	165,137
Lancaster Colony Corp.	463	80,164
Lifeway Foods, Inc. (A)	167	4,142
Limoneira Company	387	9,466
Mama's Creations, Inc. (A)	413	3,287
McCormick & Company, Inc.	4,278	326,155
Mission Produce, Inc. (A)	1,061	15,247
Mondelez International, Inc., Class A	22,138	1,322,303
Pilgrim's Pride Corp. (A)	4,013	182,150
Post Holdings, Inc. (A)	1,024	117,207
Seaboard Corp.	19	46,164
Seneca Foods Corp., Class A (A)	139	11,017
SunOpta, Inc. (A)	2,644	20,359
The Campbell's Company	5,045	211,285
The Hain Celestial Group, Inc. (A)	1,558	9,582
The Hershey Company	2,559	433,367
The J.M. Smucker Company	1,797	197,886
The Kraft Heinz Company	19,869	610,177
The Simply Good Foods Company (A)	1,681	65,525
Tootsie Roll Industries, Inc.	756	24,441
TreeHouse Foods, Inc. (A)	936	32,882
Tyson Foods, Inc., Class A	4,852	278,699
Utz Brands, Inc.	1,319	20,656
Vital Farms, Inc. (A)	628	23,669
Westrock Coffee Company (A)(B)	1,497	9,611
WK Kellogg Company	1,404	25,258
		7,015,764
Household products – 0.9%
Central Garden & Pet Company, Class A (A)	1,151	38,041
Church & Dwight Company, Inc.	3,827	400,725
Colgate-Palmolive Company	13,797	1,254,285
Energizer Holdings, Inc.	1,190	41,519
Kimberly-Clark Corp.	5,582	731,465
Oil-Dri Corp. of America	119	10,429
Reynolds Consumer Products, Inc.	3,527	95,194
Spectrum Brands Holdings, Inc.	231	19,517
The Clorox Company	2,094	340,087
The Procter & Gamble Company	39,497	6,621,672
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
WD-40 Company	231	$56,059
		9,608,993
Personal care products – 0.2%
BellRing Brands, Inc. (A)	2,190	164,995
Coty, Inc., Class A (A)	15,091	105,033
e.l.f. Beauty, Inc. (A)	917	115,129
Edgewell Personal Care Company	876	29,434
Herbalife, Ltd. (A)	1,740	11,641
Interparfums, Inc.	538	70,752
Kenvue, Inc.	32,547	694,878
Lifevantage Corp.	67	1,175
Medifast, Inc. (A)	188	3,313
Natural Health Trends Corp.	2,675	12,359
Nature's Sunshine Products, Inc. (A)	585	8,576
Nu Skin Enterprises, Inc., Class A	854	5,884
The Beauty Health Company (A)	2,356	3,746
The Estee Lauder Companies, Inc., Class A	3,950	296,171
The Honest Company, Inc. (A)	1,445	10,014
USANA Health Sciences, Inc. (A)	350	12,562
Waldencast PLC, Class A (A)	1,714	6,890
		1,552,552
Tobacco – 0.4%
Altria Group, Inc.	21,882	1,144,210
Ispire Technology, Inc. (A)	898	4,517
Philip Morris International, Inc.	25,998	3,128,859
Turning Point Brands, Inc.	333	20,013
Universal Corp.	426	23,362
		4,320,961
		57,449,377
Energy – 3.2%
Energy equipment and services – 0.3%
Archrock, Inc.	2,767	68,871
Atlas Energy Solutions, Inc.	1,694	37,573
Baker Hughes Company	16,044	658,125
Bristow Group, Inc. (A)	434	14,886
Cactus, Inc., Class A	1,108	64,663
ChampionX Corp.	3,351	91,114
Core Laboratories, Inc.	706	12,221
DMC Global, Inc. (A)	314	2,308
Energy Services of America Corp.	134	1,691
Expro Group Holdings NV (A)	1,853	23,107
Forum Energy Technologies, Inc. (A)	95	1,472
Geospace Technologies Corp. (A)	128	1,283
Gulf Island Fabrication, Inc. (A)	2,393	16,296
Halliburton Company	14,262	387,784
Helix Energy Solutions Group, Inc. (A)	2,742	25,555
Helmerich & Payne, Inc.	1,763	56,451
Innovex International, Inc. (A)	654	9,136
KLX Energy Services Holdings, Inc. (A)	168	837
Kodiak Gas Services, Inc.	1,159	47,322
Liberty Energy, Inc.	2,877	57,224
Mammoth Energy Services, Inc. (A)	729	2,187
Nabors Industries, Ltd. (A)	160	9,147
Natural Gas Services Group, Inc. (A)	113	3,028
Nine Energy Service, Inc. (A)	508	569
Noble Corp. PLC	341	10,707
NOV, Inc.	6,635	96,871
NPK International, Inc. (A)	1,689	12,955
Oceaneering International, Inc. (A)	1,715	44,727
Oil States International, Inc. (A)	1,266	6,406
Patterson-UTI Energy, Inc.	7,055	58,274
Profire Energy, Inc. (A)	196	498
ProFrac Holding Corp., Class A (A)	2,818	21,868

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
ProPetro Holding Corp. (A)	4,005	$37,367
Ranger Energy Services, Inc., Class A	274	4,242
RPC, Inc.	3,715	22,067
Schlumberger, Ltd.	23,542	902,600
SEACOR Marine Holdings, Inc. (A)	374	2,453
Select Water Solutions, Inc.	1,836	24,309
Smart Sand, Inc.	446	1,004
Solaris Energy Infrastructure, Inc.	160	4,605
TETRA Technologies, Inc. (A)	1,874	6,709
Tidewater, Inc. (A)	880	48,145
USA Compression Partners LP	325	7,657
Valaris, Ltd. (A)	1,240	54,858
Weatherford International PLC	1,215	87,030
		3,048,202
Oil, gas and consumable fuels – 2.9%
Aemetis, Inc. (A)	638	1,716
American Carbon Corp. (A)(C)	265	0
American Resources Corp. (A)	1,063	1,074
Amplify Energy Corp. (A)	487	2,922
Antero Midstream Corp.	6,509	98,221
Antero Resources Corp. (A)	5,112	179,176
APA Corp.	6,341	146,414
Ardmore Shipping Corp.	494	6,002
Baytex Energy Corp.	2,142	5,526
Berry Corp.	547	2,259
California Resources Corp.	1,147	59,518
Centrus Energy Corp., Class A (A)	232	15,454
Cheniere Energy, Inc.	3,968	852,604
Chevron Corp.	31,035	4,495,109
Chord Energy Corp.	572	66,878
Civitas Resources, Inc.	1,569	71,970
Clean Energy Fuels Corp. (A)	3,925	9,852
CNX Resources Corp. (A)	2,780	101,943
Comstock Resources, Inc. (A)	4,682	85,306
ConocoPhillips	22,139	2,195,525
CONSOL Energy, Inc.	572	61,021
Coterra Energy, Inc.	12,096	308,932
Crescent Energy Company, Class A	2,517	36,773
CrossAmerica Partners LP	406	8,932
CVR Energy, Inc.	1,658	31,071
Delek US Holdings, Inc.	1,194	22,089
Devon Energy Corp.	10,906	356,953
Diamondback Energy, Inc.	2,933	480,513
Dorchester Minerals LP	322	10,732
Dorian LPG, Ltd.	704	17,156
DT Midstream, Inc.	1,562	155,310
Empire Petroleum Corp. (A)	414	3,146
Encore Energy Corp. (A)	2,459	8,385
Energy Transfer LP	455	8,913
EOG Resources, Inc.	9,635	1,181,058
Epsilon Energy, Ltd.	3,270	20,307
EQT Corp.	9,529	439,382
Evolution Petroleum Corp.	128	669
Excelerate Energy, Inc., Class A	304	9,196
Expand Energy Corp.	3,852	383,467
Exxon Mobil Corp.	75,448	8,115,941
FutureFuel Corp.	986	5,216
Genesis Energy LP	454	4,590
Global Partners LP	158	7,355
Granite Ridge Resources, Inc.	2,083	13,456
Green Plains, Inc. (A)	1,075	10,191
Gulfport Energy Corp. (A)	303	55,813
Hallador Energy Company (A)	431	4,935
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	5,216	693,780
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Hess Midstream LP, Class A	142	$5,258
HF Sinclair Corp.	3,093	108,410
International Seaways, Inc.	788	28,321
Kimbell Royalty Partners LP	1,094	17,756
Kinder Morgan, Inc.	36,521	1,000,675
Kinetik Holdings, Inc.	825	46,786
Kosmos Energy, Ltd. (A)	7,764	26,553
Lightbridge Corp. (A)	191	903
Magnolia Oil & Gas Corp., Class A	3,178	74,302
Marathon Petroleum Corp.	6,120	853,740
Matador Resources Company	1,994	112,182
Murphy Oil Corp.	2,547	77,072
NACCO Industries, Inc., Class A	743	22,156
Natural Resource Partners LP	59	6,549
New Fortress Energy, Inc. (B)	3,486	52,708
Next Bridge Hydrocarbons, Inc. (A)(C)	2,456	639
NextDecade Corp. (A)	4,380	33,770
Northern Oil and Gas, Inc.	1,469	54,588
Occidental Petroleum Corp.	14,603	721,534
ONEOK, Inc.	9,611	964,944
OPAL Fuels, Inc., Class A (A)	419	1,420
Ovintiv, Inc.	4,594	186,057
Par Pacific Holdings, Inc. (A)	980	16,062
PBF Energy, Inc., Class A	2,149	57,056
Peabody Energy Corp.	2,328	48,748
Permian Resources Corp.	8,560	123,093
Phillips 66	7,103	809,245
PrimeEnergy Resources Corp. (A)	181	39,746
Range Resources Corp.	4,124	148,382
REX American Resources Corp. (A)	379	15,801
Riley Exploration Permian, Inc.	305	9,736
Ring Energy, Inc. (A)	2,196	2,987
Sable Offshore Corp. (A)	1,639	37,533
SandRidge Energy, Inc.	486	5,691
SFL Corp., Ltd.	2,278	23,281
Sitio Royalties Corp., Class A	1,303	24,992
SM Energy Company	2,008	77,830
Talos Energy, Inc. (A)	2,073	20,129
Targa Resources Corp.	3,784	675,444
Teekay Corp., Ltd.	2,030	14,068
Texas Pacific Land Corp.	393	434,642
The Williams Companies, Inc.	20,055	1,085,377
Uranium Energy Corp. (A)	6,357	42,528
VAALCO Energy, Inc.	1,457	6,367
Valero Energy Corp.	5,551	680,497
Vital Energy, Inc. (A)	448	13,852
Vitesse Energy, Inc.	455	11,375
Voc Energy Trust	2,762	13,202
W&T Offshore, Inc.	2,125	3,528
World Kinect Corp.	1,088	29,931
		29,720,197
		32,768,399
Financials – 13.9%
Banks – 3.7%
1st Source Corp.	500	29,190
ACNB Corp.	46	1,832
Amalgamated Financial Corp.	337	11,279
Amerant Bancorp, Inc.	649	14,544
Ameris Bancorp	1,207	75,522
Ames National Corp.	260	4,272
Arrow Financial Corp.	409	11,742
Associated Banc-Corp.	2,550	60,945
Atlantic Union Bankshares Corp.	1,677	63,525
Axos Financial, Inc. (A)	1,046	73,063
Banc of California, Inc.	2,584	39,949

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BancFirst Corp.	540	$63,277
Bank First Corp.	146	14,467
Bank of America Corp.	131,666	5,786,721
Bank of Hawaii Corp.	678	48,301
Bank of Marin Bancorp	328	7,797
Bank OZK	1,946	86,655
Bank7 Corp.	59	2,753
BankFinancial Corp.	481	6,106
BankUnited, Inc.	1,357	51,797
Bankwell Financial Group, Inc.	211	6,573
Banner Corp.	610	40,730
Bar Harbor Bankshares	409	12,507
BayCom Corp.	336	9,018
BCB Bancorp, Inc.	437	5,174
Berkshire Hills Bancorp, Inc.	847	24,080
Blue Foundry Bancorp (A)	99	971
Blue Ridge Bankshares, Inc. (A)	277	892
BOK Financial Corp.	348	37,045
Bridgewater Bancshares, Inc. (A)	655	8,849
Brookline Bancorp, Inc.	2,130	25,134
Burke & Herbert Financial Services Corp.	261	16,276
Business First Bancshares, Inc.	293	7,530
BV Financial, Inc. (A)	1,728	29,756
C&F Financial Corp.	3	214
Cadence Bank	3,163	108,965
California BanCorp (A)	2,538	41,979
Camden National Corp.	332	14,190
Capital City Bank Group, Inc.	400	14,660
Capitol Federal Financial, Inc.	1,954	11,548
Carter Bankshares, Inc. (A)	91	1,601
Cathay General Bancorp	1,047	49,848
Central Pacific Financial Corp.	579	16,820
Central Plains Bancshares, Inc. (A)	1,760	26,330
Chemung Financial Corp.	465	22,697
ChoiceOne Financial Services, Inc.	26	927
Citigroup, Inc.	32,004	2,252,762
Citizens & Northern Corp.	324	6,026
Citizens Financial Group, Inc.	6,218	272,100
Citizens Financial Services, Inc.	32	2,026
City Holding Company	280	33,174
Civista Bancshares, Inc.	342	7,196
CNB Financial Corp.	426	10,590
Coastal Financial Corp. (A)	164	13,925
Columbia Banking System, Inc.	3,639	98,289
Columbia Financial, Inc. (A)(B)	1,909	30,181
Comerica, Inc.	2,165	133,905
Commerce Bancshares, Inc.	2,344	146,055
Community Financial System, Inc.	864	53,292
Community Trust Bancorp, Inc.	310	16,439
Community West Bancshares	1,455	28,183
ConnectOne Bancorp, Inc.	882	20,207
CrossFirst Bankshares, Inc. (A)	504	7,636
Cullen/Frost Bankers, Inc.	1,087	145,930
Customers Bancorp, Inc. (A)	501	24,389
CVB Financial Corp.	2,219	47,509
Dime Community Bancshares, Inc.	776	23,850
Eagle Bancorp, Inc.	547	14,238
East West Bancorp, Inc.	2,372	227,143
Eastern Bankshares, Inc.	3,416	58,926
Enterprise Bancorp, Inc.	293	11,585
Enterprise Financial Services Corp.	742	41,849
Equity Bancshares, Inc., Class A	331	14,041
Esquire Financial Holdings, Inc.	215	17,093
Farmers & Merchants Bancorp, Inc.	119	3,505
Farmers National Banc Corp.	190	2,702
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
FB Financial Corp.	908	$46,771
Fidelity D&D Bancorp, Inc.	44	2,147
Fifth Third Bancorp	10,394	439,458
Financial Institutions, Inc.	396	10,807
First Bancorp (North Carolina)	684	30,075
First Bank	7	98
First Busey Corp.	1,120	26,398
First Citizens BancShares, Inc., Class A	229	483,882
First Commonwealth Financial Corp.	1,842	31,167
First Community Bankshares, Inc.	247	10,285
First Community Corp.	1,039	24,936
First Financial Bankshares, Inc.	2,447	88,214
First Financial Corp.	283	13,072
First Financial Northwest, Inc.	868	18,836
First Foundation, Inc.	847	5,260
First Guaranty Bancshares, Inc.	60	682
First Hawaiian, Inc.	2,278	59,114
First Horizon Corp.	9,462	190,565
First Internet Bancorp	220	7,918
First Interstate BancSystem, Inc., Class A	1,855	60,232
First Merchants Corp.	955	38,095
First Mid Bancshares, Inc.	182	6,701
First National Corp.	1,114	25,633
First Northwest Bancorp	1,138	11,608
First Seacoast Bancorp, Inc. (A)	2,112	21,078
First United Corp.	786	26,496
First Western Financial, Inc. (A)	37	723
Five Star Bancorp	96	2,889
Flagstar Financial, Inc.	4,040	37,693
Flushing Financial Corp.	465	6,640
FNB Corp.	5,943	87,838
Franklin Financial Services Corp.	695	20,781
Fulton Financial Corp.	2,397	46,214
FVCBankcorp, Inc. (A)	533	6,700
German American Bancorp, Inc. (B)	635	25,540
Glacier Bancorp, Inc.	1,905	95,669
Greene County Bancorp, Inc.	263	7,290
Guaranty Bancshares, Inc.	278	9,619
Hancock Whitney Corp.	1,414	77,374
Hanmi Financial Corp.	645	15,235
HarborOne Bancorp, Inc.	1,175	13,900
Hawthorn Bancshares, Inc.	856	24,268
HBT Financial, Inc.	263	5,760
Heartland Financial USA, Inc.	771	47,266
Heritage Commerce Corp.	1,034	9,699
Heritage Financial Corp.	708	17,346
Hilltop Holdings, Inc.	1,026	29,374
Home Bancorp, Inc.	185	8,549
Home BancShares, Inc.	3,307	93,588
HomeStreet, Inc. (A)	395	4,511
HomeTrust Bancshares, Inc.	65	2,189
Hope Bancorp, Inc.	2,344	28,808
Horizon Bancorp, Inc.	928	14,950
Huntington Bancshares, Inc.	24,317	395,638
Independent Bank Corp. (Massachusetts)	711	45,639
Independent Bank Corp. (Michigan)	491	17,102
Independent Bank Group, Inc.	753	45,685
International Bancshares Corp.	997	62,971
Investar Holding Corp.	319	7,005
John Marshall Bancorp, Inc.	165	3,313
JPMorgan Chase & Co.	48,191	11,551,865
Kearny Financial Corp.	1,435	10,160
KeyCorp	15,731	269,629
Lakeland Financial Corp.	456	31,355
Live Oak Bancshares, Inc.	804	31,798

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
M&T Bank Corp.	2,813	$528,872
Metrocity Bankshares, Inc.	190	6,071
Metropolitan Bank Holding Corp. (A)	184	10,746
Middlefield Banc Corp.	15	421
Midland States Bancorp, Inc.	539	13,152
MidWestOne Financial Group, Inc.	336	9,784
MVB Financial Corp.	285	5,900
National Bank Holdings Corp., Class A	697	30,013
National Bankshares, Inc.	168	4,823
NBT Bancorp, Inc.	714	34,101
Nicolet Bankshares, Inc.	223	23,395
Northeast Bank	72	6,605
Northfield Bancorp, Inc.	1,000	11,620
Northrim BanCorp, Inc.	150	11,691
Northwest Bancshares, Inc.	2,105	27,765
Norwood Financial Corp.	211	5,740
NU Holdings, Ltd., Class A (A)	61,149	633,504
OceanFirst Financial Corp.	1,155	20,906
OFG Bancorp	931	39,400
Old National Bancorp	5,205	112,975
Old Second Bancorp, Inc.	816	14,508
Orange County Bancorp, Inc.	55	3,056
Origin Bancorp, Inc.	516	17,178
Orrstown Financial Services, Inc.	233	8,530
Pacific Premier Bancorp, Inc.	1,453	36,209
Park National Corp.	247	42,343
Pathward Financial, Inc.	521	38,335
Peapack-Gladstone Financial Corp.	397	12,724
Peoples Bancorp of North Carolina, Inc.	740	23,125
Peoples Bancorp, Inc.	711	22,532
Pinnacle Financial Partners, Inc.	1,287	147,220
Plumas Bancorp	29	1,371
Ponce Financial Group, Inc. (A)	702	9,126
Popular, Inc.	1,197	112,590
Preferred Bank	294	25,396
Premier Financial Corp.	804	20,558
Primis Financial Corp.	655	7,637
Princeton Bancorp, Inc.	226	7,781
Prosperity Bancshares, Inc.	1,578	118,902
Provident Bancorp, Inc. (A)	206	2,348
Provident Financial Services, Inc.	1,019	19,229
QCR Holdings, Inc.	349	28,143
RBB Bancorp	407	8,339
Red River Bancshares, Inc.	155	8,367
Regions Financial Corp.	13,014	306,089
Renasant Corp.	1,005	35,929
Republic Bancorp, Inc., Class A	350	24,455
S&T Bancorp, Inc.	768	29,353
Sandy Spring Bancorp, Inc.	750	25,283
Seacoast Banking Corp. of Florida	1,405	38,680
ServisFirst Bancshares, Inc.	918	77,791
Shore Bancshares, Inc.	488	7,735
Sierra Bancorp	373	10,787
Simmons First National Corp., Class A	2,304	51,103
South Plains Financial, Inc.	415	14,421
Southern First Bancshares, Inc. (A)	207	8,228
Southern Missouri Bancorp, Inc.	206	11,818
Southern States Bancshares, Inc.	23	766
Southside Bancshares, Inc.	667	21,184
SouthState Corp.	1,302	129,523
SR Bancorp, Inc. (A)	1,890	22,510
Stellar Bancorp, Inc.	998	28,293
Sterling Bancorp, Inc. (A)	1,248	5,940
Stock Yards Bancorp, Inc.	481	34,444
Synovus Financial Corp.	2,472	126,641
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Territorial Bancorp, Inc.	238	$2,316
Texas Capital Bancshares, Inc. (A)	863	67,487
TFS Financial Corp.	4,638	58,253
The Bancorp, Inc. (A)	1,009	53,104
The Bank of NT Butterfield & Son, Ltd.	696	25,439
The First Bancorp, Inc.	302	8,260
The First Bancshares, Inc.	337	11,795
The First of Long Island Corp.	570	6,658
The Hingham Institution for Savings	22	5,591
The PNC Financial Services Group, Inc.	6,453	1,244,461
Third Coast Bancshares, Inc. (A)	95	3,225
Timberland Bancorp, Inc.	79	2,410
Tompkins Financial Corp.	290	19,671
Towne Bank	1,355	46,151
TriCo Bancshares	622	27,181
Triumph Financial, Inc. (A)	443	40,260
Truist Financial Corp.	21,451	930,544
Trustmark Corp.	1,112	39,331
U.S. Bancorp	25,939	1,240,662
UMB Financial Corp.	801	90,401
United Bankshares, Inc.	2,216	83,211
United Community Banks, Inc.	1,970	63,651
Unity Bancorp, Inc.	266	11,600
Univest Financial Corp.	651	19,211
USCB Financial Holdings, Inc.	81	1,438
Valley National Bancorp	8,371	75,841
Veritex Holdings, Inc.	1,027	27,893
Virginia National Bankshares Corp.	22	840
WaFd, Inc.	1,407	45,362
Washington Trust Bancorp, Inc.	335	10,502
Webster Financial Corp.	2,933	161,960
Wells Fargo & Company	59,746	4,196,559
WesBanco, Inc.	1,118	36,380
West BanCorp, Inc.	410	8,877
Westamerica BanCorp	365	19,148
Western Alliance Bancorp	1,851	154,633
Western New England Bancorp, Inc.	652	5,998
William Penn Bancorp	1,448	17,376
Wintrust Financial Corp.	1,154	143,915
WSFS Financial Corp.	1,111	59,027
Zions Bancorp NA	2,467	133,835
		38,129,359
Capital markets – 3.3%
Affiliated Managers Group, Inc.	445	82,289
AlTi Global, Inc. (A)	1,269	5,596
Ameriprise Financial, Inc.	1,732	922,169
Ares Management Corp., Class A	5,265	932,063
Artisan Partners Asset Management, Inc., Class A	1,162	50,024
Associated Capital Group, Inc., Class A	684	23,434
B. Riley Financial, Inc. (B)	521	2,391
Bain Capital Specialty Finance, Inc.	569	9,969
Barings BDC, Inc.	1,343	12,853
BGC Group, Inc., Class A	6,413	58,102
BlackRock TCP Capital Corp.	1,316	11,462
BlackRock, Inc.	2,486	2,548,423
Blue Owl Capital, Inc.	7,652	177,986
Bridge Investment Group Holdings, Inc., Class A	617	5,183
Brightsphere Investment Group, Inc.	516	13,591
Capital Southwest Corp.	445	9,710
Carlyle Secured Lending, Inc.	398	7,136
Cboe Global Markets, Inc.	1,782	348,203
CME Group, Inc.	5,912	1,372,944
Cohen & Steers, Inc.	825	76,181

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Coinbase Global, Inc., Class A (A)	3,294	$817,900
Diamond Hill Investment Group, Inc.	65	10,082
DigitalBridge Group, Inc.	2,720	30,682
Donnelley Financial Solutions, Inc. (A)	521	32,682
Ellington Credit Company	471	3,118
Evercore, Inc., Class A	649	179,896
FactSet Research Systems, Inc.	647	310,741
Federated Hermes, Inc.	1,473	60,555
Fidus Investment Corp.	537	11,288
Forge Global Holdings, Inc. (A)	2,990	2,783
Franklin Resources, Inc.	8,351	169,442
GCM Grosvenor, Inc., Class A	326	4,000
Gladstone Capital Corp. (A)	400	11,376
Gladstone Investment Corp. (B)	740	9,805
Hamilton Lane, Inc., Class A	644	95,344
Heritage Global, Inc. (A)	163	302
Houlihan Lokey, Inc.	861	149,521
Interactive Brokers Group, Inc., Class A	1,815	320,656
Intercontinental Exchange, Inc.	9,499	1,415,446
Invesco, Ltd.	7,425	129,789
Jefferies Financial Group, Inc.	3,128	245,235
KKR & Company, Inc.	14,548	2,151,795
Lazard, Inc.	1,838	94,620
LPL Financial Holdings, Inc.	1,223	399,322
MarketAxess Holdings, Inc.	638	144,214
MarketWise, Inc.	333	189
MidCap Financial Investment Corp.	512	6,907
Moelis & Company, Class A	1,086	80,234
Moody's Corp.	3,035	1,436,678
Morgan Stanley	27,358	3,439,448
Morningstar, Inc.	724	243,814
MSCI, Inc.	1,310	786,013
Nasdaq, Inc.	9,328	721,148
Northern Trust Corp.	3,495	358,238
Open Lending Corp. (A)	2,053	12,256
Oppenheimer Holdings, Inc., Class A	169	10,831
P10, Inc., Class A	510	6,431
P10, Inc., Class B	665	8,386
Patria Investments, Ltd., Class A	804	9,351
PennantPark Floating Rate Capital, Ltd.	759	8,296
PennantPark Investment Corp.	1,644	11,640
Perella Weinberg Partners	815	19,430
Piper Sandler Companies	301	90,285
PJT Partners, Inc., Class A	382	60,283
Raymond James Financial, Inc.	3,398	527,811
Robinhood Markets, Inc., Class A (A)	13,337	496,937
S&P Global, Inc.	5,229	2,604,199
SEI Investments Company	2,164	178,487
SLR Investment Corp.	420	6,787
State Street Corp.	4,907	481,622
Stellus Capital Investment Corp.	468	6,440
StepStone Group, Inc., Class A	1,110	64,247
Stifel Financial Corp.	1,737	184,261
StoneX Group, Inc. (A)	526	51,532
T. Rowe Price Group, Inc.	3,578	404,636
The Bank of New York Mellon Corp.	12,820	984,961
The Blackstone Group, Inc.	12,036	2,075,247
The Carlyle Group, Inc.	6,064	306,171
The Charles Schwab Corp.	29,409	2,176,560
The Goldman Sachs Group, Inc.	4,942	2,829,888
TPG, Inc.	1,243	78,110
Tradeweb Markets, Inc., Class A	1,947	254,901
U.S. Global Investors, Inc., Class A	6,457	15,755
Victory Capital Holdings, Inc., Class A	1,216	79,599
Virtu Financial, Inc., Class A	1,673	59,693
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Virtus Investment Partners, Inc.	128	$28,234
Westwood Holdings Group, Inc.	1,372	19,908
WhiteHorse Finance, Inc.	557	5,392
WisdomTree, Inc.	2,831	29,726
		34,731,265
Consumer finance – 0.7%
Ally Financial, Inc.	5,047	181,742
American Express Company	12,143	3,603,921
Atlanticus Holdings Corp. (A)	234	13,053
Bread Financial Holdings, Inc.	803	49,031
Capital One Financial Corp.	6,333	1,129,301
Consumer Portfolio Services, Inc. (A)	274	2,976
Credit Acceptance Corp. (A)	216	101,403
Dave, Inc. (A)	165	14,342
Discover Financial Services	4,239	734,322
Encore Capital Group, Inc. (A)	412	19,681
Enova International, Inc. (A)	563	53,980
EZCORP, Inc., Class A (A)	1,126	13,760
FirstCash Holdings, Inc.	788	81,637
Green Dot Corp., Class A (A)	978	10,406
Katapult Holdings, Inc. (A)	67	453
LendingClub Corp. (A)	1,736	28,106
LendingTree, Inc. (A)	258	9,998
Medallion Financial Corp.	151	1,418
MoneyLion, Inc. (A)	168	14,450
Navient Corp.	2,060	27,377
Nelnet, Inc., Class A	437	46,676
NerdWallet, Inc., Class A (A)	759	10,095
OneMain Holdings, Inc.	1,956	101,966
Oportun Financial Corp. (A)	521	2,021
PRA Group, Inc. (A)	701	14,644
PROG Holdings, Inc.	872	36,851
Regional Management Corp.	205	6,966
SLM Corp.	2,745	75,707
SoFi Technologies, Inc. (A)	16,154	248,772
Synchrony Financial	6,582	427,830
Upstart Holdings, Inc. (A)	1,423	87,614
World Acceptance Corp. (A)	124	13,943
		7,164,442
Financial services – 4.2%
Acacia Research Corp. (A)	1,288	5,590
Affirm Holdings, Inc. (A)	4,576	278,678
Alerus Financial Corp.	116	2,232
Apollo Global Management, Inc.	9,419	1,555,642
AvidXchange Holdings, Inc. (A)	3,403	35,187
Banco Latinoamericano de Comercio Exterior SA, Class E	282	10,031
Berkshire Hathaway, Inc., Class A (A)	9	6,128,280
Berkshire Hathaway, Inc., Class B (A)	21,522	9,755,492
Block, Inc. (A)	9,333	793,212
Cannae Holdings, Inc.	1,206	23,951
Cantaloupe, Inc. (A)	1,078	10,252
Cass Information Systems, Inc.	256	10,473
Corebridge Financial, Inc.	10,621	317,887
Corpay, Inc. (A)	1,174	397,305
Enact Holdings, Inc.	2,605	84,350
Equitable Holdings, Inc.	5,745	270,992
Euronet Worldwide, Inc. (A)	845	86,900
Federal Agricultural Mortgage Corp., Class C	173	34,072
Fidelity National Information Services, Inc.	9,166	740,338
Fiserv, Inc. (A)	10,059	2,066,320
Flywire Corp., Class A (A)	2,041	42,085
Global Payments, Inc.	4,266	478,048
HA Sustainable Infrastructure Capital, Inc.	1,797	48,214

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
i3 Verticals, Inc., Class A (A)	424	$9,769
International Money Express, Inc. (A)	537	11,186
Jack Henry & Associates, Inc.	1,235	216,496
Jackson Financial, Inc., Class A	1,348	117,384
LoanDepot, Inc., Class A (A)	1,079	2,201
Marqeta, Inc., Class A (A)	8,125	30,794
Mastercard, Inc., Class A	14,720	7,751,110
Merchants Bancorp	829	30,234
MGIC Investment Corp.	3,482	82,558
Mr. Cooper Group, Inc. (A)	869	83,433
NCR Atleos Corp. (A)	1,141	38,703
NewtekOne, Inc.	477	6,091
NMI Holdings, Inc. (A)	1,463	53,780
Onity Group, Inc. (A)	165	5,067
PagSeguro Digital, Ltd., Class A (A)	3,424	21,434
Paymentus Holdings, Inc., Class A (A)	578	18,883
Payoneer Global, Inc. (A)	6,129	61,535
PayPal Holdings, Inc. (A)	17,550	1,497,893
Paysign, Inc. (A)	1,105	3,337
PennyMac Financial Services, Inc.	824	84,163
Radian Group, Inc.	2,549	80,854
Remitly Global, Inc. (A)	3,097	69,899
Repay Holdings Corp. (A)	1,527	11,651
Rocket Companies, Inc., Class A (A)	499	5,619
Sezzle, Inc. (A)	263	67,275
Shift4 Payments, Inc., Class A (A)	956	99,214
The Western Union Company	4,028	42,697
Toast, Inc., Class A (A)	7,003	255,259
TrustCo Bank Corp. NY	400	13,324
UWM Holdings Corp.	1,321	7,754
Visa, Inc., Class A	27,726	8,762,525
Voya Financial, Inc.	1,745	120,108
Walker & Dunlop, Inc.	566	55,021
WEX, Inc. (A)	722	126,581
		43,019,363
Insurance – 1.9%
Aflac, Inc.	9,355	967,681
Ambac Financial Group, Inc. (A)	676	8,551
American Coastal Insurance Corp. (A)	797	10,728
American Financial Group, Inc.	1,225	167,739
American International Group, Inc.	7,296	531,149
Aon PLC, Class A	3,354	1,204,623
Arch Capital Group, Ltd.	6,137	566,752
Arthur J. Gallagher & Company	3,667	1,040,878
Assurant, Inc.	893	190,405
Assured Guaranty, Ltd.	997	89,740
Axis Capital Holdings, Ltd.	1,428	126,549
Brighthouse Financial, Inc. (A)	1,236	59,377
Brown & Brown, Inc.	4,800	489,696
Cincinnati Financial Corp.	2,499	359,106
CNO Financial Group, Inc.	2,084	77,546
Crawford & Company, Class B	843	9,804
Donegal Group, Inc., Class A	786	12,159
eHealth, Inc. (A)	490	4,606
Employers Holdings, Inc.	594	30,431
Enstar Group, Ltd. (A)	268	86,309
Erie Indemnity Company, Class A	782	322,364
Everest Group, Ltd.	687	249,010
F&G Annuities & Life, Inc.	2,114	87,604
Fidelity National Financial, Inc.	4,589	257,626
First American Financial Corp.	1,708	106,648
Genworth Financial, Inc. (A)	7,613	53,215
Globe Life, Inc.	3,707	413,405
GoHealth, Inc., Class A (A)	146	1,955
Goosehead Insurance, Inc., Class A (A)	399	42,781
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Hagerty, Inc., Class A (A)	1,692	$16,328
HCI Group, Inc.	170	19,810
Heritage Insurance Holdings, Inc. (A)	734	8,881
Hippo Holdings, Inc. (A)	410	10,976
Horace Mann Educators Corp.	841	32,992
Investors Title Company	50	11,838
James River Group Holdings, Ltd.	559	2,722
Kemper Corp.	1,124	74,679
Kingsway Financial Services, Inc. (A)	273	2,285
Kinsale Capital Group, Inc.	393	182,796
Lemonade, Inc. (A)	2,261	82,933
Lincoln National Corp.	2,877	91,230
Loews Corp.	3,516	297,770
Maiden Holdings, Ltd. (A)	1,154	1,950
Markel Group, Inc. (A)	201	346,972
Marsh & McLennan Companies, Inc.	8,293	1,761,516
MBIA, Inc. (A)	1,050	6,783
Mercury General Corp.	1,013	67,344
MetLife, Inc.	12,227	1,001,147
NI Holdings, Inc. (A)	641	10,064
Old Republic International Corp.	4,621	167,234
Oscar Health, Inc., Class A (A)	3,277	44,043
Palomar Holdings, Inc. (A)	466	49,205
Primerica, Inc.	609	165,295
Principal Financial Group, Inc.	4,082	315,988
ProAssurance Corp. (A)	1,099	17,485
Prudential Financial, Inc.	6,106	723,744
Reinsurance Group of America, Inc.	1,098	234,566
RenaissanceRe Holdings, Ltd.	868	215,967
RLI Corp.	774	127,578
Root, Inc., Class A (A)	229	16,623
Ryan Specialty Holdings, Inc.	1,981	127,101
Safety Insurance Group, Inc.	323	26,615
Selective Insurance Group, Inc.	1,007	94,175
SelectQuote, Inc. (A)	2,755	10,249
SiriusPoint, Ltd. (A)	2,693	44,138
Stewart Information Services Corp.	487	32,868
The Allstate Corp.	4,426	853,289
The Baldwin Insurance Group, Inc. (A)	1,071	41,512
The Hanover Insurance Group, Inc.	581	89,857
The Hartford Financial Services Group, Inc.	4,931	539,451
The Progressive Corp.	9,732	2,331,885
The Travelers Companies, Inc.	3,782	911,046
Tiptree, Inc.	526	10,972
Trupanion, Inc. (A)	706	34,029
United Fire Group, Inc.	546	15,534
Universal Insurance Holdings, Inc.	656	13,815
Unum Group	2,950	215,439
W.R. Berkley Corp.	6,198	362,707
White Mountains Insurance Group, Ltd.	44	85,583
		19,517,446
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	80	532
AGNC Investment Corp.	11,114	102,360
Angel Oak Mortgage REIT, Inc.	248	2,301
Annaly Capital Management, Inc.	8,302	151,927
Apollo Commercial Real Estate Finance, Inc.	2,544	22,031
Arbor Realty Trust, Inc.	3,040	42,104
Ares Commercial Real Estate Corp.	789	4,647
ARMOUR Residential REIT, Inc.	952	17,955
Blackstone Mortgage Trust, Inc., Class A	2,768	48,191
BrightSpire Capital, Inc.	2,589	14,602
Chicago Atlantic Real Estate Finance, Inc.	109	1,681

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Chimera Investment Corp.	1,257	$17,598
Claros Mortgage Trust, Inc.	2,186	9,881
Dynex Capital, Inc.	611	7,729
Ellington Financial, Inc.	880	10,666
Franklin BSP Realty Trust, Inc.	961	12,051
Granite Point Mortgage Trust, Inc.	1,105	3,083
Invesco Mortgage Capital, Inc.	429	3,453
KKR Real Estate Finance Trust, Inc.	1,084	10,948
Ladder Capital Corp.	2,439	27,292
MFA Financial, Inc.	1,816	18,505
New York Mortgage Trust, Inc.	1,306	7,914
Orchid Island Capital, Inc.	563	4,380
PennyMac Mortgage Investment Trust	1,708	21,504
Ready Capital Corp.	2,537	17,302
Redwood Trust, Inc.	2,127	13,889
Rithm Capital Corp.	7,947	86,066
Rithm Property Trust, Inc.	553	1,642
Starwood Property Trust, Inc.	5,131	97,232
TPG RE Finance Trust, Inc.	1,656	14,076
Two Harbors Investment Corp.	1,453	17,189
		810,731
		143,372,606
Health care – 10.1%
Biotechnology – 2.0%
2seventy bio, Inc. (A)	861	2,531
4D Molecular Therapeutics, Inc. (A)	715	3,983
89bio, Inc. (A)	1,291	10,096
Aadi Bioscience, Inc. (A)	448	1,413
AbbVie, Inc.	29,478	5,238,241
Abeona Therapeutics, Inc. (A)	374	2,083
Absci Corp. (A)	1,544	4,045
ACADIA Pharmaceuticals, Inc. (A)	2,764	50,719
ACELYRIN, Inc. (A)	1,690	5,307
Achieve Life Sciences, Inc. (A)	340	1,197
Acrivon Therapeutics, Inc. (A)	401	2,414
Actinium Pharmaceuticals, Inc. (A)	482	607
Acumen Pharmaceuticals, Inc. (A)	1,496	2,573
Acurx Pharmaceuticals, Inc. (A)	299	243
Adicet Bio, Inc. (A)	778	748
ADMA Biologics, Inc. (A)	3,669	62,923
Aduro Biotech, Inc. (A)(C)	312	437
Adverum Biotechnologies, Inc. (A)	172	803
Aerovate Therapeutics, Inc. (A)	459	1,216
Agios Pharmaceuticals, Inc. (A)	969	31,841
Akebia Therapeutics, Inc. (A)	2,951	5,607
Akero Therapeutics, Inc. (A)	959	26,679
Akouos, Inc. (A)(C)	504	912
Albireo Pharma, Inc. (A)(C)	301	647
Aldeyra Therapeutics, Inc. (A)	1,138	5,679
Alector, Inc. (A)	1,508	2,850
Alkermes PLC (A)	2,804	80,643
Allakos, Inc. (A)	1,473	1,782
Allogene Therapeutics, Inc. (A)	2,900	6,177
Alnylam Pharmaceuticals, Inc. (A)	2,127	500,504
Altimmune, Inc. (A)(B)	866	6,244
ALX Oncology Holdings, Inc. (A)	836	1,396
Ambit Biosciences Corp. (A)(C)	515	278
Amgen, Inc.	8,889	2,316,829
Amicus Therapeutics, Inc. (A)	4,860	45,781
AnaptysBio, Inc. (A)	530	7,017
Anavex Life Sciences Corp. (A)(B)	1,400	15,036
Anika Therapeutics, Inc. (A)	288	4,740
Annexon, Inc. (A)	896	4,596
Annovis Bio, Inc. (A)	176	885
Apellis Pharmaceuticals, Inc. (A)	2,000	63,820
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Apogee Therapeutics, Inc. (A)	622	$28,177
Applied Therapeutics, Inc. (A)	1,285	1,100
Arbutus Biopharma Corp. (A)	2,618	8,561
Arcellx, Inc. (A)	817	62,656
Arcturus Therapeutics Holdings, Inc. (A)	445	7,552
Arcus Biosciences, Inc. (A)	2,264	33,711
Arcutis Biotherapeutics, Inc. (A)	1,627	22,664
Ardelyx, Inc. (A)	3,663	18,571
Arrowhead Pharmaceuticals, Inc. (A)	2,473	46,492
ARS Pharmaceuticals, Inc. (A)	1,994	21,037
Assembly Biosciences, Inc. (A)	73	1,152
Astria Therapeutics, Inc. (A)	629	5,623
aTyr Pharma, Inc. (A)	949	3,435
Aura Biosciences, Inc. (A)	851	6,995
Avid Bioservices, Inc. (A)	1,088	13,437
Avidity Biosciences, Inc. (A)	1,272	36,990
Avita Medical, Inc. (A)	399	5,107
Beam Therapeutics, Inc. (A)	1,374	34,075
Beyondspring, Inc. (A)(B)	4,986	8,127
BioAtla, Inc. (A)	872	516
BioCryst Pharmaceuticals, Inc. (A)	3,365	25,305
Biogen, Inc. (A)	2,458	375,877
Biohaven, Ltd. (A)	1,362	50,871
BioMarin Pharmaceutical, Inc. (A)	3,205	210,665
Biomea Fusion, Inc. (A)(B)	602	2,336
Black Diamond Therapeutics, Inc. (A)	960	2,054
Blueprint Medicines Corp. (A)	1,029	89,749
Bridgebio Pharma, Inc. (A)	3,348	91,869
C4 Therapeutics, Inc. (A)	807	2,905
Cabaletta Bio, Inc. (A)	668	1,516
Capricor Therapeutics, Inc. (A)	749	10,336
Cardiff Oncology, Inc. (A)	1,316	5,711
CareDx, Inc. (A)	890	19,055
Caribou Biosciences, Inc. (A)	1,504	2,391
Carisma Therapeutics, Inc. (A)	710	297
Catalyst Pharmaceuticals, Inc. (A)	1,778	37,107
Celcuity, Inc. (A)	382	5,000
Celldex Therapeutics, Inc. (A)	936	23,653
CEL-SCI Corp. (A)	784	314
Century Therapeutics, Inc. (A)	977	987
Checkpoint Therapeutics, Inc. (A)	395	1,264
Chinook Therapeutics, Inc. (A)(C)	965	376
Cibus, Inc. (A)	331	920
Cogent Biosciences, Inc. (A)	1,512	11,794
Coherus Biosciences, Inc. (A)(B)	1,807	2,494
Compass Therapeutics, Inc. (A)	2,271	3,293
Concert Pharmaceuticals, Inc. (A)(C)	1,064	394
Corbus Pharmaceuticals Holdings, Inc. (A)	543	6,407
Corvus Pharmaceuticals, Inc. (A)	733	3,922
Coya Therapeutics, Inc. (A)	129	739
Crinetics Pharmaceuticals, Inc. (A)	1,129	57,726
Cue Biopharma, Inc. (A)	664	724
Cullinan Therapeutics, Inc. (A)	722	8,794
Curis, Inc. (A)	100	306
Cyteir Therapeutics, Inc. (A)(C)	445	0
Cytokinetics, Inc. (A)	1,874	88,153
CytomX Therapeutics, Inc. (A)	1,192	1,228
Day One Biopharmaceuticals, Inc. (A)	1,493	18,916
Decibel Therapeutics, Inc. (A)(C)	543	494
Denali Therapeutics, Inc. (A)	2,406	49,034
Design Therapeutics, Inc. (A)	983	6,065
DiaMedica Therapeutics, Inc. (A)	576	3,128
Dianthus Therapeutics, Inc. (A)	297	6,475
Disc Medicine, Inc. (A)	422	26,755
Dynavax Technologies Corp. (A)	2,167	27,673

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Dyne Therapeutics, Inc. (A)	1,673	$39,416
Eagle Pharmaceuticals, Inc. (A)	259	130
Editas Medicine, Inc. (A)	1,375	1,746
Eledon Pharmaceuticals, Inc. (A)	333	1,372
Elicio Therapeutics, Inc. (A)	157	769
Emergent BioSolutions, Inc. (A)	921	8,805
Enanta Pharmaceuticals, Inc. (A)	370	2,128
Entrada Therapeutics, Inc. (A)	552	9,544
Erasca, Inc. (A)	2,674	6,712
Exact Sciences Corp. (A)	3,073	172,672
Exelixis, Inc. (A)	5,398	179,753
Fate Therapeutics, Inc. (A)	1,685	2,780
Fennec Pharmaceuticals, Inc. (A)	338	2,136
FibroGen, Inc. (A)	1,670	884
Flexion Therapeutics, Inc. (A)(C)	867	390
Foghorn Therapeutics, Inc. (A)	730	3,446
Fortress Biotech, Inc. (A)	260	527
Gain Therapeutics, Inc. (A)	238	514
Genelux Corp. (A)	553	1,305
Generation Bio Company (A)	1,114	1,181
Geron Corp. (A)	8,968	31,747
Gilead Sciences, Inc.	20,583	1,901,252
GRAIL, Inc. (A)	448	7,997
Greenwich Lifesciences, Inc. (A)	209	2,347
Gritstone bio, Inc. (A)	1,496	19
GTX Corp. (A)(C)	38	0
Gyre Therapeutics, Inc. (A)(B)	1,133	13,709
Halozyme Therapeutics, Inc. (A)	2,283	109,150
Heron Therapeutics, Inc. (A)(B)	2,289	3,502
HilleVax, Inc. (A)	827	1,712
Humacyte, Inc. (A)	1,763	8,903
Icosavax, Inc. (A)(C)	737	228
Ideaya Biosciences, Inc. (A)	1,388	35,672
IGM Biosciences, Inc. (A)(B)	556	3,397
Immuneering Corp., Class A (A)	498	1,096
Immunic, Inc. (A)	884	884
ImmunityBio, Inc. (A)(B)	11,354	29,066
Immunome, Inc. (A)	718	7,625
Immunovant, Inc. (A)	2,453	60,761
Incyte Corp. (A)	3,815	263,502
Inhibrx Biosciences, Inc. (A)	183	2,818
Inhibrx, Inc. (A)(C)	735	463
Inmune Bio, Inc. (A)	459	2,144
Inovio Pharmaceuticals, Inc. (A)	375	686
Inozyme Pharma, Inc. (A)	1,315	3,643
Insmed, Inc. (A)	5,597	386,417
Instil Bio, Inc. (A)	108	2,062
Intellia Therapeutics, Inc. (A)	2,210	25,769
Invivyd, Inc. (A)	1,879	833
Ionis Pharmaceuticals, Inc. (A)	2,436	85,163
Iovance Biotherapeutics, Inc. (A)	5,483	40,574
Ironwood Pharmaceuticals, Inc. (A)	2,657	11,771
iTeos Therapeutics, Inc. (A)	639	4,908
Janux Therapeutics, Inc. (A)	795	42,564
Jasper Therapeutics, Inc. (A)	189	4,041
Jounce Therapeutics, Inc. (A)(C)	372	3
KalVista Pharmaceuticals, Inc. (A)	562	4,760
Karyopharm Therapeutics, Inc. (A)	1,953	1,321
Keros Therapeutics, Inc. (A)	772	12,221
Kiniksa Pharmaceuticals International PLC (A)	636	12,580
Kinnate Biopharma, Inc. (A)(C)	772	48
Kodiak Sciences, Inc. (A)	899	8,945
Korro Bio, Inc. (A)	200	7,614
Krystal Biotech, Inc. (A)	474	74,257
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Kura Oncology, Inc. (A)	1,238	$10,783
Kymera Therapeutics, Inc. (A)	941	37,856
Lantern Pharma, Inc. (A)	174	555
Larimar Therapeutics, Inc. (A)	731	2,829
Leap Therapeutics, Inc. (A)	445	1,279
Legend Biotech Corp., ADR (A)	3,101	100,907
LENZ Therapeutics, Inc.	127	3,666
Lexicon Pharmaceuticals, Inc. (A)	4,170	3,080
Lyell Immunopharma, Inc. (A)	4,297	2,750
MacroGenics, Inc. (A)	1,159	3,767
Madrigal Pharmaceuticals, Inc. (A)	336	103,680
Magenta Therapeutics, Inc. (A)(C)	2,418	118
MannKind Corp. (A)	4,556	29,295
Marker Therapeutics, Inc. (A)	115	358
MeiraGTx Holdings PLC (A)	980	5,968
Merrimack Pharmaceuticals, Inc. (A)(C)	204	6
Mersana Therapeutics, Inc. (A)	2,026	2,897
MiMedx Group, Inc. (A)	1,835	17,653
Mineralys Therapeutics, Inc. (A)	721	8,876
Mirati Therapeutics, Inc. (A)(C)	902	3,189
Mirum Pharmaceuticals, Inc. (A)	802	33,163
Moderna, Inc. (A)	6,472	269,106
Monte Rosa Therapeutics, Inc. (A)	877	6,086
Mural Oncology PLC (A)	277	892
Myriad Genetics, Inc. (A)	1,391	19,071
Natera, Inc. (A)	1,947	308,210
Neurocrine Biosciences, Inc. (A)	1,654	225,771
Neurogene, Inc. (A)	408	9,327
NextCure, Inc. (A)	542	418
Nkarta, Inc. (A)	800	1,992
Novavax, Inc. (A)(B)	2,069	16,635
Nurix Therapeutics, Inc. (A)	813	15,317
Nuvalent, Inc., Class A (A)	968	75,775
Nuvectis Pharma, Inc. (A)(B)	299	1,618
Ocugen, Inc. (A)(B)	11,656	9,383
Olema Pharmaceuticals, Inc. (A)	918	5,352
Omega Therapeutics, Inc. (A)	931	694
Onkure Therapeutics, Inc., Class A (A)	65	559
Organogenesis Holdings, Inc. (A)	2,172	6,950
ORIC Pharmaceuticals, Inc. (A)	1,082	8,732
Ovid therapeutics, Inc. (A)	1,130	1,055
Palatin Technologies, Inc. (A)	161	179
Paratek Pharmaceuticals, Inc. (A)(C)	901	72
Pardes Biosciences, Inc. (A)(C)	703	21
PDL BioPharma, Inc. (A)(C)	1,734	1,040
PDS Biotechnology Corp. (A)	567	924
PepGen, Inc. (A)	412	1,561
Perspective Therapeutics, Inc. (A)	1,402	4,472
PMV Pharmaceuticals, Inc. (A)	842	1,271
Poseida Therapeutics, Inc. (A)	1,586	15,226
Praxis Precision Medicines, Inc. (A)	142	10,928
Precigen, Inc. (A)	4,162	4,661
Precision BioSciences, Inc. (A)	64	244
Prelude Therapeutics, Inc. (A)(B)	793	1,011
Prime Medicine, Inc. (A)(B)	1,737	5,072
Protagonist Therapeutics, Inc. (A)	971	37,481
Protalix BioTherapeutics, Inc. (A)	640	1,203
Prothena Corp. PLC (A)	935	12,950
PTC Therapeutics, Inc. (A)	1,303	58,817
Puma Biotechnology, Inc. (A)	890	2,715
Pyxis Oncology, Inc. (A)	721	1,125
Rallybio Corp. (A)	675	648
RAPT Therapeutics, Inc. (A)	543	858
Recursion Pharmaceuticals, Inc., Class A (A)(B)	3,544	23,957

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (A)	1,790	$1,275,071
REGENXBIO, Inc. (A)	771	5,960
Relay Therapeutics, Inc. (A)	2,121	8,739
Renovaro, Inc. (A)(B)	6,856	5,728
Replimune Group, Inc. (A)	1,061	12,849
REVOLUTION Medicines, Inc. (A)	2,798	122,385
Rhythm Pharmaceuticals, Inc. (A)	961	53,797
Rocket Pharmaceuticals, Inc. (A)	1,524	19,157
Sage Therapeutics, Inc. (A)	1,031	5,598
Sagimet Biosciences, Inc., Class A (A)	339	1,526
Sana Biotechnology, Inc. (A)	3,359	5,475
Sarepta Therapeutics, Inc. (A)	1,587	192,963
Savara, Inc. (A)	2,744	8,424
Scholar Rock Holding Corp. (A)	1,218	52,642
Sera Prognostics, Inc., Class A (A)	489	3,980
Shattuck Labs, Inc. (A)	2,019	2,443
Soleno Therapeutics, Inc. (A)	512	23,014
Solid Biosciences, Inc. (A)	1,443	5,772
Spectrum Pharmaceuticals, Inc. (A)(C)	3,285	263
Spero Therapeutics, Inc. (A)	623	642
SpringWorks Therapeutics, Inc. (A)	1,444	52,172
Spyre Therapeutics, Inc. (A)	551	12,827
Stoke Therapeutics, Inc. (A)	776	8,559
Summit Therapeutics, Inc. (A)(B)	11,847	211,410
Sutro Biopharma, Inc. (A)	981	1,805
Syndax Pharmaceuticals, Inc. (A)	1,959	25,898
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Syros Pharmaceuticals, Inc. (A)	312	72
Tango Therapeutics, Inc. (A)	1,722	5,321
Taysha Gene Therapies, Inc. (A)	3,194	5,526
Tectonic Therapeutic, Inc. (A)	32	1,477
Tectonic Therapeutic, Inc., CVR (A)(C)	32	0
Tenaya Therapeutics, Inc. (A)(B)	1,121	1,603
TG Therapeutics, Inc. (A)	2,558	76,996
Tourmaline Bio, Inc. (A)	340	6,895
Travere Therapeutics, Inc. (A)	1,310	22,820
TScan Therapeutics, Inc. (A)	712	2,164
Twist Bioscience Corp. (A)	966	44,890
Tyra Biosciences, Inc. (A)	734	10,203
Ultragenyx Pharmaceutical, Inc. (A)	1,410	59,319
United Therapeutics Corp. (A)	798	281,566
UNITY Biotechnology, Inc. (A)	248	242
UroGen Pharma, Ltd. (A)	500	5,325
Vanda Pharmaceuticals, Inc. (A)	1,167	5,590
Vaxart, Inc. (A)	2,636	1,745
Vaxcyte, Inc. (A)	1,865	152,669
Vera Therapeutics, Inc. (A)	752	31,802
Veracyte, Inc. (A)	1,222	48,391
Verastem, Inc. (A)	405	2,094
Vericel Corp. (A)	832	45,685
Vertex Pharmaceuticals, Inc. (A)	4,772	1,921,684
Verve Therapeutics, Inc. (A)	1,364	7,693
Vigil Neuroscience, Inc. (A)	645	1,097
Viking Therapeutics, Inc. (A)	1,690	68,006
Vir Biotechnology, Inc. (A)	2,410	17,689
Viridian Therapeutics, Inc. (A)	1,951	37,401
Vistagen Therapeutics, Inc. (A)	457	1,348
Vor BioPharma, Inc. (A)	1,196	1,328
Voyager Therapeutics, Inc. (A)	883	5,007
Werewolf Therapeutics, Inc. (A)	585	866
XBiotech, Inc. (A)	761	3,006
Xencor, Inc. (A)	1,071	24,612
XOMA Royalty Corp. (A)	228	5,992
Y-mAbs Therapeutics, Inc. (A)	807	6,319
Zentalis Pharmaceuticals, Inc. (A)	1,232	3,733
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Zura Bio, Ltd. (A)(B)	1,035	$2,588
Zymeworks, Inc. (A)	1,104	16,163
		20,425,054
Health care equipment and supplies – 2.1%
Abbott Laboratories	28,960	3,275,666
ABIOMED, Inc. (A)(C)	788	12,230
Accuray, Inc. (A)	2,141	4,239
Align Technology, Inc. (A)	1,299	270,854
Alphatec Holdings, Inc. (A)	2,297	21,086
AngioDynamics, Inc. (A)	735	6,733
Artivion, Inc. (A)	737	21,071
AtriCure, Inc. (A)	800	24,448
Avanos Medical, Inc. (A)	804	12,800
Axogen, Inc. (A)	823	13,563
Baxter International, Inc.	8,598	250,718
Becton, Dickinson and Company	4,836	1,097,143
Bioventus, Inc., Class A (A)	1,009	10,595
Boston Scientific Corp. (A)	24,585	2,195,932
Cerus Corp. (A)	3,177	4,893
ClearPoint Neuro, Inc. (A)	363	5,583
CONMED Corp.	520	35,589
CVRx, Inc. (A)	326	4,130
Delcath Systems, Inc. (A)	320	3,853
Dentsply Sirona, Inc.	3,567	67,702
DexCom, Inc. (A)	6,349	493,762
Edwards Lifesciences Corp. (A)	14,882	1,101,714
Embecta Corp.	968	19,989
Enovis Corp. (A)	891	39,097
Envista Holdings Corp. (A)	2,794	53,896
enVVeno Medical Corp. (A)	204	616
Establishment Labs Holdings, Inc. (A)	447	20,593
GE HealthCare Technologies, Inc.	7,516	587,601
Glaukos Corp. (A)	820	122,951
Globus Medical, Inc., Class A (A)	1,963	162,360
Haemonetics Corp. (A)	850	66,368
HeartBeam, Inc. (A)	446	1,026
Hologic, Inc. (A)	3,877	279,493
ICU Medical, Inc. (A)	418	64,861
IDEXX Laboratories, Inc. (A)	1,374	568,067
Inari Medical, Inc. (A)	982	50,131
Inogen, Inc. (A)	441	4,044
Inspire Medical Systems, Inc. (A)	500	92,690
Insulet Corp. (A)	1,189	310,412
Integer Holdings Corp. (A)	553	73,284
Integra LifeSciences Holdings Corp. (A)	1,356	30,754
Intuitive Surgical, Inc. (A)	5,845	3,050,856
iRadimed Corp.	243	13,365
iRhythm Technologies, Inc. (A)	517	46,618
Kewaunee Scientific Corp. (A)	516	31,925
KORU Medical Systems, Inc. (A)	567	2,183
Lantheus Holdings, Inc. (A)	1,168	104,489
LeMaitre Vascular, Inc.	393	36,211
LENSAR, Inc. (A)	125	1,118
Masimo Corp. (A)	900	148,770
Medtronic PLC	22,326	1,783,401
Merit Medical Systems, Inc. (A)	960	92,851
Neogen Corp. (A)	3,697	44,882
Neuronetics, Inc. (A)	550	886
NeuroPace, Inc. (A)	1,312	14,681
Nevro Corp. (A)	613	2,280
Omnicell, Inc. (A)	782	34,815
OraSure Technologies, Inc. (A)	1,347	4,863
Orchestra BioMed Holdings, Inc. (A)	748	2,992
Orthofix Medical, Inc. (A)	633	11,052
OrthoPediatrics Corp. (A)	377	8,739

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Outset Medical, Inc. (A)	844	$937
Paragon 28, Inc. (A)	1,420	14,669
Penumbra, Inc. (A)	653	155,074
PROCEPT BioRobotics Corp. (A)	841	67,717
Pulmonx Corp. (A)	589	3,999
Pulse Biosciences, Inc. (A)(B)	909	15,826
QuidelOrtho Corp. (A)	1,148	51,143
ResMed, Inc.	2,501	571,954
Rockwell Medical, Inc. (A)	415	847
RxSight, Inc. (A)	587	20,181
Sanara Medtech, Inc. (A)	119	3,951
Semler Scientific, Inc. (A)	99	5,346
Sensus Healthcare, Inc. (A)	215	1,488
SI-BONE, Inc. (A)	661	9,267
Sight Sciences, Inc. (A)	825	3,003
Solventum Corp. (A)	2,337	154,382
STAAR Surgical Company (A)	837	20,331
Stereotaxis, Inc. (A)	1,565	3,568
STERIS PLC	1,678	344,930
Stryker Corp.	6,384	2,298,559
Surmodics, Inc. (A)	278	11,009
Tactile Systems Technology, Inc. (A)	415	7,109
Tandem Diabetes Care, Inc. (A)	1,127	40,595
Tela Bio, Inc. (A)	405	1,223
Teleflex, Inc.	795	141,494
The Cooper Companies, Inc. (A)	3,361	308,977
TransMedics Group, Inc. (A)	553	34,480
Treace Medical Concepts, Inc. (A)	1,079	8,028
UFP Technologies, Inc. (A)	126	30,808
Utah Medical Products, Inc.	74	4,549
Varex Imaging Corp. (A)	707	10,315
Zimmer Biomet Holdings, Inc.	3,408	359,987
Zimvie, Inc. (A)	404	5,636
Zynex, Inc. (A)(B)	511	4,093
		21,634,989
Health care providers and services – 1.9%
Acadia Healthcare Company, Inc. (A)	1,560	61,854
Accolade, Inc. (A)	1,277	4,367
Aceto Corp. (A)(C)	853	0
AdaptHealth Corp. (A)	2,403	22,877
Addus HomeCare Corp. (A)	281	35,223
agilon health, Inc. (A)	7,015	13,329
AirSculpt Technologies, Inc. (A)	881	4,572
Alignment Healthcare, Inc. (A)	3,205	36,056
Amedisys, Inc. (A)	548	49,753
AMN Healthcare Services, Inc. (A)	695	16,624
Astrana Health, Inc. (A)	958	30,206
Aveanna Healthcare Holdings, Inc. (A)	6,878	31,432
Brookdale Senior Living, Inc. (A)	3,457	17,389
Cardinal Health, Inc.	3,989	471,779
Castle Biosciences, Inc. (A)	455	12,126
Cencora, Inc.	3,323	746,612
Centene Corp. (A)	8,879	537,890
Chemed Corp.	254	134,569
Clover Health Investments Corp. (A)	6,044	19,039
Community Health Systems, Inc. (A)	2,429	7,263
Concentra Group Holdings Parent, Inc.	1,722	34,061
CorVel Corp. (A)	885	98,465
Cross Country Healthcare, Inc. (A)	655	11,895
CVS Health Corp.	20,989	942,196
DaVita, Inc. (A)	1,547	231,354
DocGo, Inc. (A)	1,746	7,403
Elevance Health, Inc.	3,957	1,459,737
Encompass Health Corp.	1,674	154,594
Enhabit, Inc. (A)	900	7,029
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Enzo Biochem, Inc.	14,955	$10,682
Fulgent Genetics, Inc. (A)	516	9,531
GeneDx Holdings Corp. (A)	2,433	187,000
Guardant Health, Inc. (A)	2,029	61,986
HCA Healthcare, Inc.	4,447	1,334,767
HealthEquity, Inc. (A)	1,442	138,360
Henry Schein, Inc. (A)	2,227	154,108
Hims & Hers Health, Inc. (A)	3,393	82,043
Humana, Inc.	1,891	479,766
InfuSystem Holdings, Inc. (A)	218	1,842
Innovage Holding Corp. (A)	1,986	7,805
Labcorp Holdings, Inc.	1,292	296,281
LifeStance Health Group, Inc. (A)	6,474	47,713
McKesson Corp.	2,173	1,238,414
ModivCare, Inc. (A)	241	2,853
Molina Healthcare, Inc. (A)	941	273,878
National HealthCare Corp.	278	29,902
National Research Corp.	430	7,585
NeoGenomics, Inc. (A)	2,205	36,338
OPKO Health, Inc. (A)(B)	12,549	18,447
Option Care Health, Inc. (A)	3,066	71,131
Owens & Minor, Inc. (A)	1,286	16,808
Patterson Companies, Inc.	1,615	49,839
Pediatrix Medical Group, Inc. (A)	1,428	18,735
Performant Healthcare, Inc. (A)	988	2,984
Premier, Inc., Class A	1,942	41,170
Privia Health Group, Inc. (A)	1,990	38,905
Progyny, Inc. (A)	1,621	27,962
Quest Diagnostics, Inc.	1,636	246,807
Quipt Home Medical Corp. (A)	511	1,559
RadNet, Inc. (A)	1,119	78,151
Select Medical Holdings Corp.	2,135	40,245
Surgery Partners, Inc. (A)	2,157	45,664
Talkspace, Inc. (A)	2,638	8,151
Tenet Healthcare Corp. (A)	1,713	216,232
The Cigna Group	4,849	1,339,003
The Ensign Group, Inc.	941	125,021
The Joint Corp. (A)	267	2,838
The Pennant Group, Inc. (A)	570	15,116
UnitedHealth Group, Inc.	15,436	7,808,455
Universal Health Services, Inc., Class B	944	169,372
US Physical Therapy, Inc.	238	21,113
Viemed Healthcare, Inc. (A)	434	3,481
		20,007,737
Health care technology – 0.1%
Certara, Inc. (A)	2,704	28,798
DarioHealth Corp. (A)	447	351
Definitive Healthcare Corp. (A)	1,920	7,891
Doximity, Inc., Class A (A)	2,128	113,614
Evolent Health, Inc., Class A (A)	1,913	21,521
GoodRx Holdings, Inc., Class A (A)	1,394	6,482
Health Catalyst, Inc. (A)	904	6,391
HealthStream, Inc.	552	17,554
iCAD, Inc. (A)	352	644
LifeMD, Inc. (A)	546	2,703
MultiPlan Corp. (A)	274	4,050
OptimizeRx Corp. (A)	244	1,186
Phreesia, Inc. (A)	903	22,719
Schrodinger, Inc. (A)	1,079	20,814
Simulations Plus, Inc.	363	10,124
Teladoc Health, Inc. (A)	2,846	25,870
TruBridge, Inc. (A)	291	5,739

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Veeva Systems, Inc., Class A (A)	2,646	$556,322
		852,773
Life sciences tools and services – 1.1%
10X Genomics, Inc., Class A (A)	1,759	25,259
Adaptive Biotechnologies Corp. (A)	2,555	15,317
Agilent Technologies, Inc.	4,728	635,160
Akoya Biosciences, Inc. (A)	830	1,901
Avantor, Inc. (A)	11,498	242,263
Azenta, Inc. (A)	1,150	57,500
BioLife Solutions, Inc. (A)	730	18,951
Bio-Rad Laboratories, Inc., Class A (A)	411	135,018
Bio-Techne Corp.	2,692	193,905
Bruker Corp.	2,007	117,650
Charles River Laboratories International, Inc. (A)	870	160,602
Codexis, Inc. (A)	1,214	5,791
CryoPort, Inc. (A)	834	6,489
Cytek Biosciences, Inc. (A)	2,311	14,998
Danaher Corp.	12,266	2,815,660
Fortrea Holdings, Inc. (A)	1,511	28,180
Harvard Bioscience, Inc. (A)	517	1,091
ICON PLC (A)	1,392	291,916
Illumina, Inc. (A)	2,692	359,732
Inotiv, Inc. (A)	446	1,846
IQVIA Holdings, Inc. (A)	2,989	587,368
Lifecore Biomedical, Inc. (A)	729	5,416
Maravai LifeSciences Holdings, Inc., Class A (A)	2,244	12,230
MaxCyte, Inc. (A)	1,678	6,980
Medpace Holdings, Inc. (A)	517	171,763
Mesa Laboratories, Inc.	96	12,660
Mettler-Toledo International, Inc. (A)	345	422,170
Nautilus Biotechnology, Inc. (A)	2,013	3,382
OmniAb, Inc. (A)	1,889	6,687
OmniAb, Inc., $12.50 Earnout Shares (A)	117	240
OmniAb, Inc., $15.00 Earnout Shares (A)	117	210
Pacific Biosciences of California, Inc. (A)(B)	4,332	7,928
Personalis, Inc. (A)	1,303	7,531
Quanterix Corp. (A)	625	6,644
Quantum-Si, Inc. (A)(B)	2,027	5,473
Repligen Corp. (A)	947	136,311
Revvity, Inc.	2,114	235,944
Seer, Inc. (A)	1,002	2,315
Sotera Health Company (A)	4,811	65,814
Standard BioTools, Inc. (A)	4,815	8,426
Thermo Fisher Scientific, Inc.	6,343	3,299,819
Waters Corp. (A)	1,002	371,722
West Pharmaceutical Services, Inc.	1,174	384,555
		10,890,817
Pharmaceuticals – 2.9%
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	6,117	48,447
Amphastar Pharmaceuticals, Inc. (A)	893	33,157
Amylyx Pharmaceuticals, Inc. (A)	1,159	4,381
AN2 Therapeutics, Inc. (A)	460	635
Aquestive Therapeutics, Inc. (A)	894	3,183
Arvinas, Inc. (A)	1,356	25,995
Atea Pharmaceuticals, Inc. (A)	1,534	5,139
Athira Pharma, Inc. (A)	1,185	695
Axsome Therapeutics, Inc. (A)	800	67,688
Belite Bio, Inc., ADR (A)	486	30,667
Biote Corp., Class A (A)	526	3,251
Bristol-Myers Squibb Company	33,837	1,913,821
Cassava Sciences, Inc. (A)(B)	714	1,685
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
CinCor Pharma, Inc. (A)(C)	708	$2,166
Clearside Biomedical, Inc. (A)	948	901
Cognition Therapeutics, Inc. (A)	866	607
Collegium Pharmaceutical, Inc. (A)	620	17,763
Corcept Therapeutics, Inc. (A)	1,839	92,667
CorMedix, Inc. (A)	845	6,845
Edgewise Therapeutics, Inc. (A)	2,065	55,136
Elanco Animal Health, Inc. (A)	8,318	100,731
Eli Lilly & Company	15,839	12,227,708
Enliven Therapeutics, Inc. (A)	818	18,405
Esperion Therapeutics, Inc. (A)	1,768	3,890
Eton Pharmaceuticals, Inc. (A)	300	3,996
Evolus, Inc. (A)	1,113	12,288
EyePoint Pharmaceuticals, Inc. (A)	585	4,358
Fulcrum Therapeutics, Inc. (A)	1,161	5,457
Harmony Biosciences Holdings, Inc. (A)	1,014	34,892
Harrow, Inc. (A)	586	19,660
Ikena Oncology, Inc. (A)	848	1,391
Imara, Inc. (A)(C)	411	92
Intra-Cellular Therapies, Inc. (A)	1,640	136,973
Jazz Pharmaceuticals PLC (A)	1,070	131,771
Johnson & Johnson	40,525	5,860,726
Ligand Pharmaceuticals, Inc. (A)	308	33,002
Liquidia Corp. (A)	1,075	12,642
Marinus Pharmaceuticals, Inc. (A)	833	446
Merck & Company, Inc.	42,300	4,208,004
Mind Medicine MindMed, Inc. (A)	624	4,343
Neumora Therapeutics, Inc. (A)	1,288	13,653
Nuvation Bio, Inc. (A)	3,502	9,315
Ocular Therapeutix, Inc. (A)	1,353	11,555
Omeros Corp. (A)(B)	1,206	11,915
Opiant Pharmaceuticals, Inc. (A)(C)	87	57
Optinose, Inc (A)	139	927
Opus Genetics, Inc. (A)	241	287
Oramed Pharmaceuticals, Inc. (A)	697	1,687
Organon & Company	4,285	63,932
Pacira BioSciences, Inc. (A)	796	14,997
Palisade Bio, Inc. (A)(C)	9,919	0
Perrigo Company PLC	2,220	57,076
Pfizer, Inc.	92,946	2,465,857
Phathom Pharmaceuticals, Inc. (A)	985	7,998
Phibro Animal Health Corp., Class A	463	9,723
Pliant Therapeutics, Inc. (A)	1,016	13,381
Prestige Consumer Healthcare, Inc. (A)	818	63,878
Prevail Therapeutics, Inc. (A)(C)	788	1,516
ProPhase Labs, Inc. (A)	2,906	2,200
Rani Therapeutics Holdings, Inc., Class A (A)	594	814
Relmada Therapeutics, Inc. (A)	519	270
Revance Therapeutics, Inc. (A)	1,537	4,672
Reviva Pharmaceuticals Holdings, Inc. (A)	461	834
Royalty Pharma PLC, Class A	7,591	193,646
Scilex Holding Company (A)	13,990	5,965
scPharmaceuticals, Inc. (A)	586	2,074
SCYNEXIS, Inc. (A)	751	909
SIGA Technologies, Inc.	1,287	7,735
Structure Therapeutics, Inc., ADR (A)	787	21,343
Supernus Pharmaceuticals, Inc. (A)	932	33,701
Tarsus Pharmaceuticals, Inc. (A)	542	30,011
Terns Pharmaceuticals, Inc. (A)	1,201	6,654
Theravance Biopharma, Inc. (A)	758	7,133
Third Harmonic Bio, Inc. (A)	639	6,575
Tilray Brands, Inc. (A)	12,050	16,027
Tobira Therapeutics, Inc. (A)(C)	609	0
Trevi Therapeutics, Inc. (A)	1,105	4,553

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Ventyx Biosciences, Inc. (A)	1,023	$2,240
Verrica Pharmaceuticals, Inc. (A)	866	606
Viatris, Inc.	20,118	250,469
Xeris Biopharma Holdings, Inc. (A)	3,057	10,363
Zevra Therapeutics, Inc. (A)	632	5,271
Zoetis, Inc.	7,548	1,229,796
		29,727,291
		103,538,661
Industrials – 9.0%
Aerospace and defense – 1.7%
AAR Corp. (A)	646	39,587
AeroVironment, Inc. (A)	442	68,019
AerSale Corp. (A)	861	5,424
Archer Aviation, Inc., Class A (A)(B)	4,319	42,110
Astronics Corp. (A)	623	9,943
Axon Enterprise, Inc. (A)	1,267	753,003
BWX Technologies, Inc.	1,520	169,313
Byrna Technologies, Inc. (A)	353	10,170
Cadre Holdings, Inc.	590	19,057
Curtiss-Wright Corp.	515	182,758
Ducommun, Inc. (A)	264	16,806
General Dynamics Corp.	4,564	1,202,568
General Electric Company	18,121	3,022,402
HEICO Corp.	909	216,106
HEICO Corp., Class A	1,447	269,258
Hexcel Corp.	1,418	88,909
Howmet Aerospace, Inc.	6,562	717,686
Huntington Ingalls Industries, Inc.	663	125,287
Innovative Solutions and Support, Inc. (A)	2,419	20,658
Intuitive Machines, Inc. (A)	360	6,538
Kratos Defense & Security Solutions, Inc. (A)	2,288	60,357
L3Harris Technologies, Inc.	3,204	673,737
Leonardo DRS, Inc. (A)	4,455	143,941
Lockheed Martin Corp.	4,085	1,985,065
Mercury Systems, Inc. (A)	994	41,748
Moog, Inc., Class A	507	99,798
National Presto Industries, Inc.	159	15,649
Northrop Grumman Corp.	2,480	1,163,839
Park Aerospace Corp.	423	6,197
Redwire Corp. (A)	1,008	16,592
Rocket Lab USA, Inc. (A)	8,261	210,408
RTX Corp.	22,015	2,547,576
Spirit AeroSystems Holdings, Inc., Class A (A)	1,968	67,069
Textron, Inc.	3,142	240,332
The Boeing Company (A)	10,237	1,811,949
TransDigm Group, Inc.	934	1,183,640
Triumph Group, Inc. (A)	1,249	23,306
V2X, Inc. (A)	533	25,493
Virgin Galactic Holdings, Inc. (A)(B)	347	2,040
VirTra, Inc. (A)	87	587
Woodward, Inc.	1,012	168,417
		17,473,342
Air freight and logistics – 0.3%
Air T, Inc. (A)	25	499
Air Transport Services Group, Inc. (A)	1,275	28,025
CH Robinson Worldwide, Inc.	1,985	205,090
Expeditors International of Washington, Inc.	2,361	261,528
FedEx Corp.	4,200	1,181,586
Forward Air Corp. (A)	458	14,771
GXO Logistics, Inc. (A)	2,027	88,175
Hub Group, Inc., Class A	1,092	48,660
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Radiant Logistics, Inc. (A)	347	$2,325
United Parcel Service, Inc., Class B	12,152	1,532,367
		3,363,026
Building products – 0.7%
A.O. Smith Corp.	2,073	141,399
AAON, Inc.	1,373	161,575
Advanced Drainage Systems, Inc.	1,332	153,979
Allegion PLC	1,472	192,361
American Woodmark Corp. (A)	296	23,541
Apogee Enterprises, Inc.	449	32,063
Armstrong World Industries, Inc.	763	107,835
AZZ, Inc.	475	38,912
Builders FirstSource, Inc. (A)	2,024	289,290
Carlisle Companies, Inc.	772	284,744
Carrier Global Corp.	14,207	969,770
CSW Industrials, Inc.	278	98,078
Fortune Brands Innovations, Inc.	2,115	144,518
Gibraltar Industries, Inc. (A)	573	33,750
Griffon Corp.	458	32,642
Hayward Holdings, Inc. (A)	3,667	56,068
Insteel Industries, Inc.	385	10,399
Janus International Group, Inc. (A)	2,375	17,456
JELD-WEN Holding, Inc. (A)	1,496	12,252
Johnson Controls International PLC	11,261	888,831
Lennox International, Inc.	595	362,534
Masco Corp.	3,534	256,462
Masterbrand, Inc. (A)	2,215	32,361
Owens Corning	1,502	255,821
Quanex Building Products Corp.	554	13,429
Resideo Technologies, Inc. (A)	2,467	56,864
Simpson Manufacturing Company, Inc.	724	120,061
The AZEK Company, Inc. (A)	2,505	118,912
Trane Technologies PLC	3,803	1,404,638
Trex Company, Inc. (A)	1,837	126,808
UFP Industries, Inc.	1,020	114,903
Zurn Elkay Water Solutions Corp.	2,904	108,319
		6,660,575
Commercial services and supplies – 0.7%
ABM Industries, Inc.	1,114	57,015
ACCO Brands Corp.	1,727	9,067
Acme United Corp.	14	523
ACV Auctions, Inc., Class A (A)	2,281	49,270
Aris Water Solutions, Inc., Class A	373	8,933
Brady Corp., Class A	813	60,040
BrightView Holdings, Inc. (A)	1,734	27,727
Casella Waste Systems, Inc., Class A (A)	964	102,001
CECO Environmental Corp. (A)	691	20,889
Cimpress PLC (A)	435	31,198
Cintas Corp.	6,780	1,238,706
Civeo Corp.	160	3,635
Clean Harbors, Inc. (A)	910	209,427
CompX International, Inc.	141	3,687
Copart, Inc. (A)	15,956	915,715
CoreCivic, Inc. (A)	2,098	45,611
Deluxe Corp.	765	17,281
Driven Brands Holdings, Inc. (A)	3,061	49,405
Ennis, Inc.	447	9,427
Enviri Corp. (A)	1,442	11,103
Healthcare Services Group, Inc. (A)	1,315	15,274
HNI Corp.	821	41,354
Interface, Inc.	1,138	27,710
LanzaTech Global, Inc. (A)(B)	6,064	8,308
Liquidity Services, Inc. (A)	635	20,504
Matthews International Corp., Class A	551	15,252
MillerKnoll, Inc.	1,294	29,231

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Montrose Environmental Group, Inc. (A)	505	$9,368
MSA Safety, Inc.	660	109,408
NL Industries, Inc.	1,028	7,988
Odyssey Marine Exploration, Inc. (A)	239	172
OPENLANE, Inc. (A)	1,993	39,541
Perma-Fix Environmental Services, Inc. (A)	145	1,605
Pitney Bowes, Inc.	3,034	21,966
Quad/Graphics, Inc.	985	6,865
Quest Resource Holding Corp. (A)	208	1,352
RB Global, Inc.	3,094	279,110
Republic Services, Inc.	5,239	1,053,982
Rollins, Inc.	7,644	354,299
Steelcase, Inc., Class A	1,640	19,385
Tetra Tech, Inc.	4,510	179,678
The Brink's Company	790	73,288
The GEO Group, Inc. (A)	2,079	58,170
UniFirst Corp.	249	42,601
Veralto Corp.	4,165	424,205
Vestis Corp.	2,171	33,086
Viad Corp. (A)	380	16,154
VSE Corp.	270	25,677
Waste Management, Inc.	6,748	1,361,679
		7,147,872
Construction and engineering – 0.3%
AECOM	2,060	220,049
Ameresco, Inc., Class A (A)	589	13,830
API Group Corp. (A)	3,887	139,815
Arcosa, Inc.	836	80,875
Argan, Inc.	313	42,894
Bowman Consulting Group, Ltd. (A)	196	4,890
Comfort Systems USA, Inc.	610	258,677
Concrete Pumping Holdings, Inc. (A)	739	4,922
Construction Partners, Inc., Class A (A)	756	66,876
Dycom Industries, Inc. (A)	494	85,986
EMCOR Group, Inc.	787	357,219
Emeren Group, Ltd., ADR (A)	836	1,697
Everus Construction Group, Inc. (A)	825	54,244
Fluor Corp. (A)	2,847	140,414
Granite Construction, Inc.	774	67,888
Great Lakes Dredge & Dock Corp. (A)	1,412	15,941
IES Holdings, Inc. (A)	416	83,599
Limbach Holdings, Inc. (A)	147	12,574
MasTec, Inc. (A)	1,343	182,836
Matrix Service Company (A)	644	7,709
MYR Group, Inc. (A)	310	46,119
Northwest Pipe Company (A)	240	11,582
Orion Group Holdings, Inc. (A)	363	2,661
Primoris Services Corp.	1,003	76,629
Quanta Services, Inc.	2,386	754,095
Sterling Infrastructure, Inc. (A)	579	97,533
Tutor Perini Corp. (A)	1,033	24,999
Valmont Industries, Inc.	352	107,948
WillScot Holdings Corp. (A)	2,691	90,014
		3,054,515
Electrical equipment – 0.8%
Acuity Brands, Inc.	522	152,492
Allient, Inc.	303	7,357
American Superconductor Corp. (A)	626	15,418
AMETEK, Inc.	3,811	686,971
Amprius Technologies, Inc. (A)	1,853	5,188
Array Technologies, Inc. (A)	2,578	15,571
Atkore, Inc.	631	52,657
Beam Global (A)	239	758
Blink Charging Company (A)(B)	1,091	1,516
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Bloom Energy Corp., Class A (A)	3,596	$79,867
Broadwind, Inc. (A)	205	385
ChargePoint Holdings, Inc. (A)(B)	6,273	6,712
Eaton Corp. PLC	6,645	2,205,276
Emerson Electric Company	9,697	1,201,749
Energy Vault Holdings, Inc. (A)	2,476	5,645
EnerSys	698	64,516
Enovix Corp. (A)(B)	2,749	29,882
Fluence Energy, Inc. (A)	2,005	31,839
Flux Power Holdings, Inc. (A)	204	322
FuelCell Energy, Inc. (A)(B)	261	2,359
GE Vernova, Inc.	4,611	1,516,696
Generac Holdings, Inc. (A)	1,056	163,733
GrafTech International, Ltd. (A)	4,298	7,436
Hubbell, Inc.	905	379,095
Ideal Power, Inc. (A)	111	838
LSI Industries, Inc.	372	7,224
Net Power, Inc. (A)	1,251	13,248
NEXTracker, Inc., Class A (A)	2,333	85,224
NuScale Power Corp. (A)(B)	1,329	23,829
nVent Electric PLC	2,760	188,122
Pioneer Power Solutions, Inc.	53	219
Plug Power, Inc. (A)(B)	10,473	22,307
Powell Industries, Inc.	230	50,980
Preformed Line Products Company	95	12,140
Regal Rexnord Corp.	1,125	174,521
Rockwell Automation, Inc.	1,946	556,147
Sensata Technologies Holding PLC	2,560	70,144
SES AI Corp. (A)(B)	5,398	11,822
Shoals Technologies Group, Inc., Class A (A)	2,890	15,982
SKYX Platforms Corp. (A)	1,636	1,898
Stem, Inc. (A)(B)	2,685	1,619
SunPower Corp. (A)(C)	3,027	0
Sunrun, Inc. (A)	3,725	34,456
Thermon Group Holdings, Inc. (A)	624	17,952
TPI Composites, Inc. (A)(B)	773	1,461
Ultralife Corp. (A)	163	1,214
Vertiv Holdings Company, Class A	6,444	732,103
Vicor Corp. (A)	559	27,011
		8,683,901
Ground transportation – 0.8%
ArcBest Corp.	422	39,381
Avis Budget Group, Inc. (A)	656	52,880
Covenant Logistics Group, Inc.	203	11,066
CSX Corp.	32,524	1,049,549
FTAI Infrastructure, Inc.	1,753	12,727
Heartland Express, Inc.	1,446	16,224
Hertz Global Holdings, Inc. (A)	5,318	19,464
JB Hunt Transport Services, Inc.	1,752	298,996
Knight-Swift Transportation Holdings, Inc.	2,726	144,587
Landstar System, Inc.	594	102,085
Lyft, Inc., Class A (A)	6,411	82,702
Marten Transport, Ltd.	1,419	22,151
Norfolk Southern Corp.	3,630	851,961
Old Dominion Freight Line, Inc.	3,570	629,748
PAMT Corp. (A)	403	6,601
RXO, Inc. (A)	1,946	46,393
Ryder System, Inc.	744	116,704
Saia, Inc. (A)	449	204,623
Schneider National, Inc., Class B	1,620	47,434
Uber Technologies, Inc. (A)	34,650	2,090,088
U-Haul Holding Company (A)	333	23,007
U-Haul Holding Company, Series N	2,999	192,086
Union Pacific Corp.	10,112	2,305,940

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Universal Logistics Holdings, Inc.	464	$21,316
Werner Enterprises, Inc.	980	35,202
XPO, Inc. (A)	1,961	257,185
		8,680,100
Industrial conglomerates – 0.4%
3M Company	9,351	1,207,121
Honeywell International, Inc.	10,919	2,466,493
		3,673,614
Machinery – 1.7%
374Water, Inc. (A)	2,365	1,614
3D Systems Corp. (A)	2,231	7,318
AGCO Corp.	1,239	115,822
Alamo Group, Inc.	213	39,599
Albany International Corp., Class A	524	41,904
Allison Transmission Holdings, Inc.	1,466	158,416
Astec Industries, Inc.	412	13,843
Atmus Filtration Technologies, Inc.	554	21,706
Barnes Group, Inc.	889	42,014
Blue Bird Corp. (A)	511	19,740
Caterpillar, Inc.	8,363	3,033,762
Chart Industries, Inc. (A)	728	138,932
Columbus McKinnon Corp.	532	19,812
Commercial Vehicle Group, Inc. (A)	752	1,865
Crane Company	950	144,163
Cummins, Inc.	2,222	774,589
Deere & Company	4,714	1,997,322
Donaldson Company, Inc.	1,997	134,498
Douglas Dynamics, Inc.	425	10,043
Dover Corp.	2,244	420,974
Energy Recovery, Inc. (A)	1,056	15,523
Enerpac Tool Group Corp.	1,011	41,542
Enpro, Inc.	363	62,599
Esab Corp.	1,001	120,060
ESCO Technologies, Inc.	443	59,012
Federal Signal Corp.	1,034	95,531
Flowserve Corp.	2,207	126,947
Fortive Corp.	5,972	447,900
Franklin Electric Company, Inc.	783	76,303
Gates Industrial Corp. PLC (A)	4,677	96,206
Gencor Industries, Inc. (A)	339	5,983
Graco, Inc.	2,846	239,889
Graham Corp. (A)	310	13,786
Helios Technologies, Inc.	569	25,400
Hillenbrand, Inc.	1,194	36,751
Hillman Solutions Corp. (A)	3,141	30,593
Hurco Companies, Inc.	183	3,530
Hyliion Holdings Corp. (A)	3,087	8,057
Hyster-Yale, Inc.	272	13,853
IDEX Corp.	1,288	269,566
Illinois Tool Works, Inc.	5,021	1,273,125
Ingersoll Rand, Inc.	6,616	598,483
ITT, Inc.	1,359	194,174
John Bean Technologies Corp.	542	68,888
Kadant, Inc.	210	72,448
Kennametal, Inc.	1,405	33,748
LB Foster Company, Class A (A)	298	8,016
Lincoln Electric Holdings, Inc.	959	179,784
Lindsay Corp.	190	22,479
Mayville Engineering Company, Inc. (A)	441	6,933
Miller Industries, Inc.	293	19,150
Mueller Industries, Inc.	1,871	148,483
Mueller Water Products, Inc., Class A	2,820	63,450
Nikola Corp. (A)	582	693
NN, Inc. (A)	766	2,505
Nordson Corp.	829	173,460
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Omega Flex, Inc.	199	$8,352
Oshkosh Corp.	1,082	102,866
Otis Worldwide Corp.	6,783	628,174
PACCAR, Inc.	8,691	904,038
Parker-Hannifin Corp.	2,138	1,359,832
Park-Ohio Holdings Corp.	316	8,301
Proto Labs, Inc. (A)	501	19,584
RBC Bearings, Inc. (A)	491	146,878
REV Group, Inc.	1,120	35,694
Snap-on, Inc.	884	300,100
SPX Technologies, Inc. (A)	785	114,233
Standex International Corp.	223	41,699
Stanley Black & Decker, Inc.	2,585	207,550
Stratasys, Ltd. (A)	1,117	9,930
Symbotic, Inc. (A)(B)	1,371	32,506
Taylor Devices, Inc. (A)	18	749
Tennant Company	359	29,269
Terex Corp.	1,130	52,229
The Gorman-Rupp Company	562	21,311
The Greenbrier Companies, Inc.	566	34,520
The Manitowoc Company, Inc. (A)	748	6,829
The Middleby Corp. (A)	905	122,582
The Shyft Group, Inc.	664	7,795
The Timken Company	1,188	84,788
The Toro Company	1,763	141,216
Titan International, Inc. (A)	1,133	7,693
Trinity Industries, Inc.	1,368	48,017
Twin Disc, Inc.	152	1,786
Wabash National Corp.	849	14,543
Wabtec Corp.	2,897	549,242
Watts Water Technologies, Inc., Class A	461	93,721
Xylem, Inc.	4,082	473,594
		17,402,407
Marine transportation – 0.0%
Genco Shipping & Trading, Ltd.	637	8,880
Kirby Corp. (A)	1,003	106,117
Matson, Inc.	621	83,736
Pangaea Logistics Solutions, Ltd.	476	2,551
Star Bulk Carriers Corp.	634	9,478
Toro Corp. (A)	271	762
		211,524
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	2,116	137,011
Allegiant Travel Company	324	30,495
American Airlines Group, Inc. (A)	10,932	190,545
Blade Air Mobility, Inc. (A)	1,134	4,820
Delta Air Lines, Inc.	10,447	632,044
Frontier Group Holdings, Inc. (A)	3,250	23,108
JetBlue Airways Corp. (A)	5,782	45,447
Joby Aviation, Inc. (A)(B)	11,868	96,487
SkyWest, Inc. (A)	836	83,709
Southwest Airlines Company	10,070	338,553
Spirit Airlines, Inc.	1,868	626
Sun Country Airlines Holdings, Inc. (A)	872	12,714
United Airlines Holdings, Inc. (A)	5,522	536,186
Wheels Up Experience, Inc. (A)	11,885	19,610
		2,151,355
Professional services – 0.9%
Alight, Inc., Class A	8,451	58,481
Amentum Holdings, Inc. (A)	2,125	44,689
Asure Software, Inc. (A)	323	3,039
Automatic Data Processing, Inc.	6,822	1,997,004
Barrett Business Services, Inc.	552	23,979
BlackSky Technology, Inc. (A)	287	3,097

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Booz Allen Hamilton Holding Corp.	2,090	$268,983
Broadridge Financial Solutions, Inc.	1,988	449,467
CACI International, Inc., Class A (A)	328	132,532
CBIZ, Inc. (A)	893	73,074
Concentrix Corp.	1,121	48,506
Conduent, Inc. (A)	3,930	15,877
CSG Systems International, Inc.	542	27,702
Dayforce, Inc. (A)	2,645	192,133
Dun & Bradstreet Holdings, Inc.	7,330	91,332
Equifax, Inc.	2,078	529,578
ExlService Holdings, Inc. (A)	2,777	123,243
Exponent, Inc.	851	75,824
First Advantage Corp. (A)	2,345	43,922
FiscalNote Holdings, Inc. (A)	2,114	2,262
Forrester Research, Inc. (A)	350	5,485
Franklin Covey Company (A)	263	9,884
FTI Consulting, Inc. (A)	579	110,664
Genpact, Ltd.	3,018	129,623
Heidrick & Struggles International, Inc.	391	17,325
HireQuest, Inc.	172	2,436
Huron Consulting Group, Inc. (A)	355	44,112
IBEX Holdings, Ltd. (A)	196	4,212
ICF International, Inc.	314	37,432
Innodata, Inc. (A)	424	16,756
Insperity, Inc.	634	49,141
Jacobs Solutions, Inc.	2,125	283,943
KBR, Inc.	2,295	132,949
Kelly Services, Inc., Class A	696	9,702
Kforce, Inc.	374	21,206
Korn Ferry	900	60,705
Legalzoom.com, Inc. (A)	3,194	23,987
Leidos Holdings, Inc.	2,174	313,186
ManpowerGroup, Inc.	822	47,446
Maximus, Inc.	1,004	74,949
Mistras Group, Inc. (A)	754	6,831
NV5 Global, Inc. (A)	1,020	19,217
Parsons Corp. (A)	1,755	161,899
Paychex, Inc.	5,952	834,589
Paycom Software, Inc.	1,042	213,579
Paycor HCM, Inc. (A)	3,036	56,379
Paylocity Holding Corp. (A)	957	190,893
Planet Labs PBC (A)	4,332	17,501
RCM Technologies, Inc. (A)	72	1,596
Resources Connection, Inc.	615	5,246
Robert Half, Inc.	1,788	125,982
Science Applications International Corp.	890	99,484
Skillsoft Corp. (A)	127	3,043
Spire Global, Inc. (A)	335	4,713
SS&C Technologies Holdings, Inc.	4,176	316,457
TaskUS, Inc., Class A (A)	505	8,555
TransUnion	3,282	304,274
TriNet Group, Inc.	624	56,640
TrueBlue, Inc. (A)	614	5,158
TTEC Holdings, Inc.	804	4,012
Upwork, Inc. (A)	2,231	36,477
Verisk Analytics, Inc.	2,380	655,523
Verra Mobility Corp. (A)	2,810	67,946
Willdan Group, Inc. (A)	264	10,056
		8,805,917
Trading companies and distributors – 0.5%
Air Lease Corp.	1,811	87,308
Alta Equipment Group, Inc.	454	2,969
Applied Industrial Technologies, Inc.	639	153,021
Beacon Roofing Supply, Inc. (A)	1,079	109,605
BlueLinx Holdings, Inc. (A)	134	13,689
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Boise Cascade Company	652	$77,497
Core & Main, Inc., Class A (A)	2,900	147,639
Custom Truck One Source, Inc. (A)	4,215	20,274
Distribution Solutions Group, Inc. (A)	680	23,392
DNOW, Inc. (A)	1,992	25,916
DXP Enterprises, Inc. (A)	379	31,313
EVI Industries, Inc.	239	3,908
Fastenal Company	9,660	694,651
Ferguson Enterprises, Inc.	3,371	585,104
FTAI Aviation, Ltd.	2,572	370,471
GATX Corp.	582	90,187
Global Industrial, Inc.	669	16,585
GMS, Inc. (A)	735	62,350
H&E Equipment Services, Inc.	629	30,796
Herc Holdings, Inc.	492	93,150
Hudson Technologies, Inc. (A)	715	3,990
Karat Packaging, Inc.	258	7,807
McGrath RentCorp	425	47,524
MRC Global, Inc. (A)	1,509	19,285
MSC Industrial Direct Company, Inc., Class A	752	56,167
Rush Enterprises, Inc., Class A	1,090	59,721
SiteOne Landscape Supply, Inc. (A)	766	100,936
Titan Machinery, Inc. (A)	402	5,680
Transcat, Inc. (A)	141	14,909
United Rentals, Inc.	1,129	795,313
W.W. Grainger, Inc.	829	873,807
Watsco, Inc.	566	268,222
WESCO International, Inc.	863	156,168
Willis Lease Finance Corp.	61	12,661
Xometry, Inc., Class A (A)	762	32,507
		5,094,522
		92,402,670
Information technology – 28.9%
Communications equipment – 0.9%
ADTRAN Holdings, Inc. (A)	1,285	10,704
Applied Optoelectronics, Inc. (A)	584	21,526
Arista Networks, Inc. (A)	20,996	2,320,688
Aviat Networks, Inc. (A)	149	2,698
Calix, Inc. (A)	1,129	39,368
Cambium Networks Corp. (A)	513	331
Ciena Corp. (A)	2,533	214,824
Cisco Systems, Inc.	67,736	4,009,971
Clearfield, Inc. (A)	255	7,905
CommScope Holding Company, Inc. (A)	3,622	18,871
Comtech Telecommunications Corp. (A)	548	2,197
Digi International, Inc. (A)	613	18,531
Extreme Networks, Inc. (A)	2,202	36,861
F5, Inc. (A)	1,000	251,470
Harmonic, Inc. (A)	1,878	24,846
Infinera Corp. (A)(B)	3,747	24,618
Inseego Corp. (A)	196	2,011
Juniper Networks, Inc.	5,405	202,417
KVH Industries, Inc. (A)	504	2,873
Lantronix, Inc. (A)	468	1,928
Lumentum Holdings, Inc. (A)	1,134	95,199
Motorola Solutions, Inc.	2,783	1,286,386
NETGEAR, Inc. (A)	540	15,050
NetScout Systems, Inc. (A)	1,212	26,252
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,627	10,928
Ubiquiti, Inc.	1,039	344,875
Viasat, Inc. (A)	2,126	18,092

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Viavi Solutions, Inc. (A)	3,860	$38,986
		9,050,406
Electronic equipment, instruments and components – 0.7%
908 Devices, Inc. (A)	530	1,166
Advanced Energy Industries, Inc.	629	72,731
Airgain, Inc. (A)	137	967
Amphenol Corp., Class A	19,888	1,381,222
Arlo Technologies, Inc. (A)	1,497	16,751
Arrow Electronics, Inc. (A)	776	87,781
Avnet, Inc.	1,539	80,520
Badger Meter, Inc.	495	104,999
Bel Fuse, Inc., Class B	224	18,473
Belden, Inc.	729	82,093
Benchmark Electronics, Inc.	648	29,419
CDW Corp.	2,202	383,236
Climb Global Solutions, Inc.	42	5,324
Coda Octopus Group, Inc. (A)	29	227
Cognex Corp.	2,950	105,787
Coherent Corp. (A)	2,571	243,551
Corning, Inc.	14,476	687,900
Crane NXT Company	950	55,309
CTS Corp.	560	29,529
Daktronics, Inc. (A)	1,093	18,428
ePlus, Inc. (A)	432	31,916
Evolv Technologies Holdings, Inc. (A)	2,541	10,037
Fabrinet (A)	610	134,127
FARO Technologies, Inc. (A)	367	9,307
Flex, Ltd. (A)	6,579	252,568
Identiv, Inc. (A)	347	1,270
Insight Enterprises, Inc. (A)	419	63,730
IPG Photonics Corp. (A)	805	58,540
Itron, Inc. (A)	770	83,607
Jabil, Inc.	2,007	288,807
Keysight Technologies, Inc. (A)	2,864	460,044
Kimball Electronics, Inc. (A)	462	8,653
Knowles Corp. (A)	1,589	31,669
Lightwave Logic, Inc. (A)(B)	1,967	4,131
Littelfuse, Inc.	421	99,209
Luna Innovations, Inc. (A)	456	985
Methode Electronics, Inc.	649	7,652
MicroVision, Inc. (A)(B)	3,204	4,197
Mirion Technologies, Inc. (A)	3,640	63,518
Napco Security Technologies, Inc.	650	23,114
nLight, Inc. (A)	848	8,896
Novanta, Inc. (A)	607	92,731
OSI Systems, Inc. (A)	287	48,052
Ouster, Inc. (A)	660	8,065
PAR Technology Corp. (A)	434	31,539
PC Connection, Inc.	492	34,081
Plexus Corp. (A)	455	71,198
Powerfleet, Inc. (A)	439	2,924
Richardson Electronics, Ltd.	108	1,515
Rogers Corp. (A)	321	32,617
Sanmina Corp. (A)	959	72,568
ScanSource, Inc. (A)	460	21,827
SmartRent, Inc. (A)	3,338	5,842
TD SYNNEX Corp.	1,340	157,155
Teledyne Technologies, Inc. (A)	803	372,696
Trimble, Inc. (A)	4,230	298,892
TTM Technologies, Inc. (A)	1,778	44,006
Vishay Intertechnology, Inc.	2,037	34,507
Vishay Precision Group, Inc. (A)	247	5,797
Vontier Corp.	2,588	94,384
Vuzix Corp. (A)(B)	1,189	4,685
Wrap Technologies, Inc. (A)	659	1,397
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Zebra Technologies Corp., Class A (A)	874	$337,556
		6,825,424
IT services – 1.2%
Accenture PLC, Class A	10,474	3,684,648
Akamai Technologies, Inc. (A)	2,561	244,960
Amdocs, Ltd.	2,016	171,642
Applied Digital Corp. (A)	1,755	13,408
ASGN, Inc. (A)	823	68,589
Backblaze, Inc., Class A (A)	563	3,389
BigBear.ai Holdings, Inc. (A)(B)	2,589	11,521
BigCommerce Holdings, Inc., Series 1 (A)	1,209	7,399
Brightcove, Inc. (A)	902	3,924
Cloudflare, Inc., Class A (A)	4,963	534,416
Cognizant Technology Solutions Corp., Class A	8,293	637,732
Couchbase, Inc. (A)	763	11,895
CSP, Inc.	130	2,089
DigitalOcean Holdings, Inc. (A)	1,622	55,262
DXC Technology Company (A)	3,794	75,804
EPAM Systems, Inc. (A)	984	230,079
Fastly, Inc., Class A (A)	2,166	20,447
Gartner, Inc. (A)	1,295	627,389
GoDaddy, Inc., Class A (A)	2,321	458,096
Grid Dynamics Holdings, Inc. (A)	1,255	27,911
IBM Corp.	15,331	3,370,214
Information Services Group, Inc.	1,038	3,467
Kyndryl Holdings, Inc. (A)	3,854	133,348
MongoDB, Inc. (A)	1,197	278,674
Okta, Inc. (A)	2,662	209,766
Rackspace Technology, Inc. (A)	3,608	7,974
Snowflake, Inc., Class A (A)	5,592	863,461
The Hackett Group, Inc.	589	18,094
Twilio, Inc., Class A (A)	3,077	332,562
Unisys Corp. (A)	1,317	8,337
VeriSign, Inc. (A)	1,654	342,312
		12,458,809
Semiconductors and semiconductor equipment – 9.6%
ACM Research, Inc., Class A (A)	1,003	15,145
Advanced Micro Devices, Inc. (A)	26,935	3,253,479
Aehr Test Systems (A)(B)	494	8,215
Allegro MicroSystems, Inc. (A)	3,281	71,723
Alpha & Omega Semiconductor, Ltd. (A)	487	18,034
Ambarella, Inc. (A)	688	50,045
Amkor Technology, Inc.	4,139	106,331
Amtech Systems, Inc. (A)	277	1,510
Analog Devices, Inc.	8,330	1,769,792
Applied Materials, Inc.	13,885	2,258,118
Atomera, Inc. (A)	405	4,698
Axcelis Technologies, Inc. (A)	552	38,568
AXT, Inc. (A)	574	1,246
Broadcom, Inc.	78,270	18,146,117
CEVA, Inc. (A)	442	13,945
Cirrus Logic, Inc. (A)	928	92,410
Cohu, Inc. (A)	842	22,481
Credo Technology Group Holding, Ltd. (A)	2,536	170,445
Diodes, Inc. (A)	785	48,411
Enphase Energy, Inc. (A)	2,321	159,406
Entegris, Inc.	2,550	252,603
Everspin Technologies, Inc. (A)	159	1,016
First Solar, Inc. (A)	1,815	319,876
FormFactor, Inc. (A)	1,299	57,156
GlobalFoundries, Inc. (A)(B)	9,311	399,535
GSI Technology, Inc. (A)	338	1,024
Ichor Holdings, Ltd. (A)	463	14,918

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Impinj, Inc. (A)	455	$66,093
Indie Semiconductor, Inc., Class A (A)	2,748	11,129
Intel Corp.	70,206	1,407,630
inTEST Corp. (A)	104	893
KLA Corp.	2,280	1,436,674
Kopin Corp. (A)	1,752	2,383
Kulicke & Soffa Industries, Inc.	961	44,840
Lam Research Corp.	21,920	1,583,282
Lattice Semiconductor Corp. (A)	2,351	133,184
MACOM Technology Solutions Holdings, Inc. (A)	1,196	155,372
Magnachip Semiconductor Corp. (A)	627	2,521
Marvell Technology, Inc.	14,208	1,569,274
MaxLinear, Inc. (A)	1,385	27,395
Microchip Technology, Inc.	9,028	517,756
Micron Technology, Inc.	18,296	1,539,791
MKS Instruments, Inc.	1,135	118,483
Monolithic Power Systems, Inc.	810	479,277
Navitas Semiconductor Corp. (A)	2,958	10,560
NVE Corp.	86	7,003
NVIDIA Corp.	411,419	55,249,458
ON Semiconductor Corp. (A)	6,926	436,684
Onto Innovation, Inc. (A)	832	138,669
PDF Solutions, Inc. (A)	654	17,710
Penguin Solutions, Inc. (A)	881	16,906
Photronics, Inc. (A)	1,065	25,091
Pixelworks, Inc. (A)	874	638
Power Integrations, Inc.	962	59,355
Qorvo, Inc. (A)	1,479	103,426
Qualcomm, Inc.	18,733	2,877,763
QuickLogic Corp. (A)	132	1,492
Rambus, Inc. (A)	1,835	96,998
Rigetti Computing, Inc. (A)(B)	2,396	36,563
Semtech Corp. (A)	1,087	67,231
Silicon Laboratories, Inc. (A)	544	67,576
SiTime Corp. (A)	381	81,736
SkyWater Technology, Inc. (A)	735	10,143
Skyworks Solutions, Inc.	2,523	223,740
Synaptics, Inc. (A)	661	50,448
Teradyne, Inc.	2,355	296,542
Texas Instruments, Inc.	15,236	2,856,902
Ultra Clean Holdings, Inc. (A)	780	28,041
Universal Display Corp.	802	117,252
Veeco Instruments, Inc. (A)	900	24,120
Wolfspeed, Inc. (A)	2,162	14,399
		99,308,670
Software – 10.0%
8x8, Inc. (A)	2,080	5,554
A10 Networks, Inc.	1,300	23,920
ACI Worldwide, Inc. (A)	1,879	97,539
Adeia, Inc.	1,869	26,129
Adobe, Inc. (A)	7,530	3,348,440
Agilysys, Inc. (A)	425	55,977
Alarm.com Holdings, Inc. (A)	841	51,133
Alkami Technology, Inc. (A)	1,556	57,074
Altair Engineering, Inc., Class A (A)	910	99,290
Amplitude, Inc., Class A (A)	1,391	14,675
ANSYS, Inc. (A)	1,474	497,224
Appfolio, Inc., Class A (A)	355	87,586
Appian Corp., Class A (A)	717	23,647
AppLovin Corp., Class A (A)	4,487	1,453,025
Arteris, Inc. (A)	576	5,869
Asana, Inc., Class A (A)	2,243	45,466
Aspen Technology, Inc. (A)	1,088	271,597
Atlassian Corp., Class A (A)	2,577	627,190
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
AudioEye, Inc. (A)	147	$2,236
Aurora Innovation, Inc. (A)	18,480	116,424
AuthID, Inc. (A)	129	777
Autodesk, Inc. (A)	3,557	1,051,342
AvePoint, Inc. (A)	3,049	50,339
Bentley Systems, Inc., Class B	4,826	225,374
BILL Holdings, Inc. (A)	1,823	154,426
Bit Digital, Inc. (A)	1,535	4,498
Blackbaud, Inc. (A)	900	66,528
Blackline, Inc. (A)	1,030	62,583
Blend Labs, Inc., Class A (A)	3,935	16,566
Box, Inc., Class A (A)	2,429	76,756
Braze, Inc., Class A (A)	1,080	45,230
c3.ai, Inc., Class A (A)	1,947	67,035
Cadence Design Systems, Inc. (A)	4,550	1,367,093
CCC Intelligent Solutions Holdings, Inc. (A)	10,345	121,347
Cerence, Inc. (A)	696	5,464
Cipher Mining, Inc. (A)	4,348	20,175
CleanSpark, Inc. (A)(B)	3,557	32,760
Clear Secure, Inc., Class A	1,499	39,933
Clearwater Analytics Holdings, Inc., Class A (A)	1,529	42,078
CommVault Systems, Inc. (A)	745	112,428
Confluent, Inc., Class A (A)	3,631	101,523
Consensus Cloud Solutions, Inc. (A)	308	7,349
CoreCard Corp. (A)	182	4,131
Crowdstrike Holdings, Inc., Class A (A)	3,833	1,311,499
CS Disco, Inc. (A)	961	4,795
CXApp, Inc. (A)	207	377
Daily Journal Corp. (A)	14	7,952
Datadog, Inc., Class A (A)	5,077	725,453
Digimarc Corp. (A)	324	12,134
Digital Turbine, Inc. (A)	1,732	2,927
DocuSign, Inc. (A)	3,435	308,944
Dolby Laboratories, Inc., Class A	1,000	78,100
Domo, Inc., Class B (A)	570	4,036
DoubleVerify Holdings, Inc. (A)	2,881	55,344
Dropbox, Inc., Class A (A)	4,461	134,008
Dynatrace, Inc. (A)	5,163	280,609
E2open Parent Holdings, Inc. (A)	5,332	14,183
eGain Corp. (A)	659	4,106
Elastic NV (A)	1,666	165,067
Enfusion, Inc., Class A (A)	1,414	14,564
EverCommerce, Inc. (A)	1,958	21,558
Expensify, Inc., Class A (A)	1,117	3,742
Fair Isaac Corp. (A)	406	808,318
Five9, Inc. (A)	1,233	50,109
Fortinet, Inc. (A)	12,625	1,192,810
Freshworks, Inc., Class A (A)	3,246	52,488
Gen Digital, Inc.	10,808	295,923
Gitlab, Inc., Class A (A)	1,766	99,514
Guidewire Software, Inc. (A)	1,370	230,955
HashiCorp, Inc., Class A (A)	1,884	64,452
HubSpot, Inc. (A)	848	590,861
Hut 8 Corp. (A)	1,659	33,993
Informatica, Inc., Class A (A)	4,114	106,676
Intapp, Inc. (A)	1,174	75,242
InterDigital, Inc.	505	97,829
Intuit, Inc.	4,691	2,948,294
Jamf Holding Corp. (A)	2,133	29,969
JFrog, Ltd. (A)	1,748	51,409
Kaltura, Inc. (A)	1,831	4,028
Klaviyo, Inc., Class A (A)	707	29,157
LiveRamp Holdings, Inc. (A)	1,144	34,743

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Logility Supply Chain Solutions, Inc.	618	$6,847
Manhattan Associates, Inc. (A)	1,045	282,401
MARA Holdings, Inc. (A)	4,612	77,343
Matterport, Inc. (A)	5,336	25,293
MeridianLink, Inc. (A)	1,335	27,568
Microsoft Corp.	124,148	52,328,382
MicroStrategy, Inc., Class A (A)	2,460	712,465
Mitek Systems, Inc. (A)	858	9,550
N-able, Inc. (A)	3,105	29,001
NCino, Inc. (A)	1,925	64,642
NCR Voyix Corp. (A)	2,337	32,344
NextNav, Inc. (A)	1,876	29,191
Nutanix, Inc., Class A (A)	3,978	243,374
Olo, Inc., Class A (A)	1,891	14,523
ON24, Inc. (A)	546	3,527
OneSpan, Inc. (A)	743	13,775
Ooma, Inc. (A)	477	6,707
Oracle Corp.	45,908	7,650,109
PagerDuty, Inc. (A)	1,555	28,394
Palantir Technologies, Inc., Class A (A)	34,727	2,626,403
Palo Alto Networks, Inc. (A)	10,608	1,930,232
Pegasystems, Inc.	1,415	131,878
Porch Group, Inc. (A)	1,620	7,970
Procore Technologies, Inc. (A)	2,420	181,331
Progress Software Corp.	725	47,234
PROS Holdings, Inc. (A)	783	17,195
PTC, Inc. (A)	2,011	369,763
Q2 Holdings, Inc. (A)	981	98,738
Qualys, Inc. (A)	614	86,095
Rapid7, Inc. (A)	1,032	41,517
Red Violet, Inc. (A)	179	6,480
Rekor Systems, Inc. (A)	1,043	1,627
ReposiTrak, Inc.	166	3,674
Rimini Street, Inc. (A)	1,519	4,056
RingCentral, Inc., Class A (A)	1,429	50,029
Riot Platforms, Inc. (A)	5,089	51,959
Roper Technologies, Inc.	1,780	925,333
Salesforce, Inc.	16,191	5,413,137
Samsara, Inc., Class A (A)	2,853	124,648
SecureWorks Corp., Class A (A)	542	4,585
SEMrush Holdings, Inc., Class A (A)	2,009	23,867
SentinelOne, Inc., Class A (A)	4,111	91,264
ServiceNow, Inc. (A)	3,819	4,048,598
Smartsheet, Inc., Class A (A)	2,267	127,020
SolarWinds Corp.	2,802	39,929
SoundHound AI, Inc., Class A (A)(B)	3,460	68,646
SoundThinking, Inc. (A)	239	3,121
Sprinklr, Inc., Class A (A)	2,310	19,520
Sprout Social, Inc., Class A (A)	816	25,059
SPS Commerce, Inc. (A)	618	113,706
Stronghold Digital Mining, Inc., Class A (A)	130	455
Synopsys, Inc. (A)	2,550	1,237,668
Telos Corp. (A)	1,120	3,830
Tenable Holdings, Inc. (A)	1,968	77,500
Teradata Corp. (A)	1,675	52,176
TeraWulf, Inc. (A)	4,043	22,883
Tyler Technologies, Inc. (A)	715	412,298
UiPath, Inc., Class A (A)	8,122	103,231
Unity Software, Inc. (A)	6,529	146,707
Upland Software, Inc. (A)	553	2,400
Varonis Systems, Inc. (A)	1,852	82,284
Verint Systems, Inc. (A)	1,108	30,415
Veritone, Inc. (A)(B)	682	2,237
Vertex, Inc., Class A (A)	940	50,149
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Viant Technology, Inc., Class A (A)	614	$11,660
Weave Communications, Inc. (A)	1,088	17,321
Workday, Inc., Class A (A)	3,511	905,943
Workiva, Inc. (A)	847	92,747
Xperi, Inc. (A)	833	8,555
Yext, Inc. (A)	2,165	13,769
Zeta Global Holdings Corp., Class A (A)	3,081	55,427
Zoom Video Communications, Inc., Class A (A)	4,280	349,291
Zscaler, Inc. (A)	2,474	446,334
Zuora, Inc., Class A (A)	2,245	22,270
		102,949,498
Technology hardware, storage and peripherals – 6.5%
Apple, Inc.	254,340	63,691,759
AstroNova, Inc. (A)	1,034	12,418
CompoSecure, Inc., Class A	111	1,702
Corsair Gaming, Inc. (A)	1,717	11,349
CPI Card Group, Inc. (A)	174	5,201
Dell Technologies, Inc., Class C	4,286	493,919
Diebold Nixdorf, Inc. (A)	570	24,533
Eastman Kodak Company (A)	974	6,399
Hewlett Packard Enterprise Company	21,796	465,345
HP, Inc.	16,093	525,115
Immersion Corp.	731	6,382
Intevac, Inc. (A)	711	2,417
IonQ, Inc. (A)	3,452	144,190
NetApp, Inc.	3,522	408,834
One Stop Systems, Inc. (A)	311	1,042
Pure Storage, Inc., Class A (A)	5,214	320,296
Seagate Technology Holdings PLC	3,505	302,517
Super Micro Computer, Inc. (A)	9,220	281,026
TransAct Technologies, Inc. (A)	27	110
Turtle Beach Corp. (A)	214	3,704
Western Digital Corp. (A)	5,462	325,699
Xerox Holdings Corp.	2,572	21,682
		67,055,639
		297,648,446
Materials – 2.3%
Chemicals – 1.3%
AdvanSix, Inc.	524	14,929
Air Products & Chemicals, Inc.	3,773	1,094,321
Albemarle Corp.	2,004	172,504
Alto Ingredients, Inc. (A)	1,282	2,000
American Vanguard Corp.	632	2,926
Arcadium Lithium PLC (A)	18,424	94,515
Arq, Inc. (A)	447	3,384
Ashland, Inc.	880	62,885
Aspen Aerogels, Inc. (A)	1,192	14,161
Avient Corp.	1,554	63,496
Axalta Coating Systems, Ltd. (A)	3,722	127,367
Balchem Corp.	540	88,017
Cabot Corp.	754	68,848
Celanese Corp.	1,836	127,070
CF Industries Holdings, Inc.	3,051	260,311
Core Molding Technologies, Inc. (A)	65	1,075
Corteva, Inc.	11,375	647,920
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	11,851	475,581
DuPont de Nemours, Inc.	6,734	513,468
Eastman Chemical Company	1,972	180,083
Ecolab, Inc.	4,737	1,109,974
Ecovyst, Inc. (A)	2,468	18,856
Element Solutions, Inc.	3,916	99,584
Flotek Industries, Inc. (A)	471	4,489

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
FMC Corp.	2,131	$103,588
Ginkgo Bioworks Holdings, Inc. (A)(B)	692	6,795
Hawkins, Inc.	415	50,908
HB Fuller Company	899	60,665
Huntsman Corp.	3,124	56,326
Ingevity Corp. (A)	659	26,854
Innospec, Inc.	400	44,024
International Flavors & Fragrances, Inc.	4,346	367,454
Intrepid Potash, Inc. (A)	189	4,143
Koppers Holdings, Inc.	390	12,636
Kronos Worldwide, Inc.	1,678	16,361
Linde PLC	8,113	3,396,670
LSB Industries, Inc. (A)	1,275	9,677
LyondellBasell Industries NV, Class A	5,442	404,177
Mativ Holdings, Inc.	986	10,747
Minerals Technologies, Inc.	519	39,553
NewMarket Corp.	129	68,157
Northern Technologies International Corp.	1,360	18,346
Novusterra, Inc. (A)(C)	88	0
Olin Corp.	1,703	57,561
PPG Industries, Inc.	3,876	462,988
PureCycle Technologies, Inc. (A)(B)	2,836	29,069
Quaker Chemical Corp.	311	43,776
Rayonier Advanced Materials, Inc. (A)	1,194	9,851
RPM International, Inc.	2,176	267,779
Sensient Technologies Corp.	716	51,022
Stepan Company	363	23,486
The Chemours Company	2,472	41,777
The Mosaic Company	5,056	124,276
The Scotts Miracle-Gro Company	940	62,360
The Sherwin-Williams Company	4,306	1,463,739
Trinseo PLC	546	2,785
Tronox Holdings PLC	2,583	26,011
Valhi, Inc.	518	12,116
Westlake Chemical Partners LP	369	8,539
Westlake Corp.	2,161	247,759
		12,879,934
Construction materials – 0.3%
CRH PLC	11,516	1,065,460
Eagle Materials, Inc.	533	131,523
Knife River Corp. (A)	933	94,830
Martin Marietta Materials, Inc.	1,041	537,677
Summit Materials, Inc., Class A (A)	2,073	104,894
United States Lime & Minerals, Inc.	570	75,662
Vulcan Materials Company	2,256	580,311
		2,590,357
Containers and packaging – 0.2%
AptarGroup, Inc.	965	151,602
Avery Dennison Corp.	1,362	254,871
Ball Corp.	5,350	294,946
Berry Global Group, Inc.	1,954	126,365
Crown Holdings, Inc.	2,047	169,266
Graphic Packaging Holding Company	5,178	140,634
Greif, Inc., Class A	508	31,049
International Paper Company	5,838	314,201
Myers Industries, Inc.	710	7,838
O-I Glass, Inc. (A)	2,587	28,043
Packaging Corp. of America	1,420	319,685
Pactiv Evergreen, Inc.	2,903	50,715
Ranpak Holdings Corp. (A)	1,290	8,875
Sealed Air Corp.	2,439	82,511
Silgan Holdings, Inc.	1,867	97,177
Smurfit WestRock PLC	4,347	234,129
Sonoco Products Company	1,604	78,355
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
TriMas Corp.	806	$19,820
		2,410,082
Metals and mining – 0.5%
5E Advanced Materials, Inc. (A)	910	582
Alcoa Corp.	3,047	115,116
Alpha Metallurgical Resources, Inc. (A)	229	45,827
Arch Resources, Inc.	298	42,084
ATI, Inc. (A)	2,184	120,207
Atlas Lithium Corp. (A)	231	1,462
Carpenter Technology Corp.	853	144,763
Century Aluminum Company (A)	1,672	30,464
Cleveland-Cliffs, Inc. (A)	8,622	81,047
Coeur Mining, Inc. (A)	5,923	33,880
Commercial Metals Company	1,950	96,720
Compass Minerals International, Inc.	681	7,661
Contango ORE, Inc. (A)	161	1,613
Dakota Gold Corp. (A)	1,394	3,067
Freeport-McMoRan, Inc.	23,788	905,847
Friedman Industries, Inc.	48	734
Gatos Silver, Inc. (A)	1,095	15,308
Hecla Mining Company	10,616	52,125
Hycroft Mining Holding Corp. (A)	359	793
Kaiser Aluminum Corp.	289	20,308
Lifezone Metals, Ltd. (A)(B)	2,287	15,895
Materion Corp.	365	36,091
Metallus, Inc. (A)	841	11,883
MP Materials Corp. (A)	3,098	48,329
Newmont Corp.	19,650	731,373
NioCorp Developments, Ltd. (A)	588	911
Nucor Corp.	4,019	469,057
Olympic Steel, Inc.	262	8,596
Pan American Silver Corp., CVR (A)	7,232	2,676
Piedmont Lithium, Inc. (A)	306	2,674
Radius Recycling, Inc.	532	8,097
Ramaco Resources, Inc. (A)	712	7,305
Ramaco Resources, Inc., Class B	146	1,442
Reliance, Inc.	931	250,681
Royal Gold, Inc.	1,113	146,749
Ryerson Holding Corp.	653	12,087
Southern Copper Corp.	13,097	1,193,530
Steel Dynamics, Inc.	2,638	300,917
SunCoke Energy, Inc.	1,558	16,671
Tredegar Corp. (A)	821	6,305
U.S. Steel Corp.	3,744	127,259
Universal Stainless & Alloy Products, Inc. (A)	39	1,717
US Gold Corp. (A)	143	877
Warrior Met Coal, Inc.	859	46,592
Worthington Steel, Inc.	824	26,220
		5,193,542
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	317	9,437
Louisiana-Pacific Corp.	1,224	126,745
Magnera Corp. (A)	615	11,175
Mercer International, Inc.	1,093	7,105
Sylvamo Corp.	693	54,761
		209,223
		23,283,138
Real estate – 2.4%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	1,411	25,031
American Assets Trust, Inc.	1,151	30,225
Armada Hoffler Properties, Inc.	1,229	12,573
Broadstone Net Lease, Inc.	2,771	43,948

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified REITs (continued)
Empire State Realty Trust, Inc., Class A	2,981	$30,764
Essential Properties Realty Trust, Inc.	2,477	77,481
Gladstone Commercial Corp.	793	12,878
Global Net Lease, Inc.	3,529	25,762
Modiv Industrial, Inc.	1,085	16,145
NexPoint Diversified Real Estate Trust	665	4,057
One Liberty Properties, Inc.	547	14,900
WP Carey, Inc.	3,602	196,237
		490,001
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	2,930	285,822
CareTrust REIT, Inc.	1,867	50,502
Community Healthcare Trust, Inc.	472	9,067
Diversified Healthcare Trust	4,438	10,207
Global Medical REIT, Inc.	854	6,593
Healthcare Realty Trust, Inc.	6,470	109,667
Healthpeak Properties, Inc.	21,056	426,805
LTC Properties, Inc.	749	25,878
Medical Properties Trust, Inc.	10,085	39,836
National Health Investors, Inc.	787	54,539
Omega Healthcare Investors, Inc.	4,097	155,071
Sabra Health Care REIT, Inc.	4,102	71,047
Universal Health Realty Income Trust	293	10,903
Ventas, Inc.	6,814	401,276
Welltower, Inc.	9,326	1,175,356
		2,832,569
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	3,995	61,323
Ashford Hospitality Trust, Inc. (A)	44	316
Braemar Hotels & Resorts, Inc.	978	2,934
Chatham Lodging Trust	1,043	9,335
DiamondRock Hospitality Company	3,725	33,637
Host Hotels & Resorts, Inc.	11,922	208,873
Park Hotels & Resorts, Inc.	3,834	53,944
Pebblebrook Hotel Trust	2,310	31,301
RLJ Lodging Trust	2,896	29,568
Ryman Hospitality Properties, Inc.	987	102,984
Service Properties Trust	3,030	7,696
Summit Hotel Properties, Inc.	4,939	33,832
Sunstone Hotel Investors, Inc.	3,688	43,666
Xenia Hotels & Resorts, Inc.	2,067	30,716
		650,125
Industrial REITs – 0.2%
Americold Realty Trust, Inc.	4,591	98,247
EastGroup Properties, Inc.	762	122,293
First Industrial Realty Trust, Inc.	2,253	112,943
Industrial Logistics Properties Trust	1,490	5,439
Innovative Industrial Properties, Inc.	457	30,454
LXP Industrial Trust	4,958	40,259
Plymouth Industrial REIT, Inc.	501	8,918
Prologis, Inc.	15,274	1,614,462
Rexford Industrial Realty, Inc.	3,530	136,470
STAG Industrial, Inc.	2,912	98,484
Terreno Realty Corp.	1,421	84,038
		2,352,007
Office REITs – 0.1%
Brandywine Realty Trust	3,382	18,939
BXP, Inc.	2,610	194,080
COPT Defense Properties	2,009	62,179
Cousins Properties, Inc.	2,664	81,625
Douglas Emmett, Inc.	2,995	55,587
Easterly Government Properties, Inc.	1,561	17,733
Equity Commonwealth (A)	1,849	3,273
Franklin Street Properties Corp.	2,261	4,138
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Highwoods Properties, Inc.	1,854	$56,695
Hudson Pacific Properties, Inc.	2,615	7,923
JBG SMITH Properties	2,054	31,570
Kilroy Realty Corp.	2,018	81,628
NET Lease Office Properties (A)	222	6,929
New York REIT Liquidating LLC (A)(C)	457	2,710
Office Properties Income Trust	1,104	1,104
Orion Office REIT, Inc.	983	3,647
Paramount Group, Inc.	4,071	20,111
Peakstone Realty Trust	700	7,749
Piedmont Office Realty Trust, Inc., Class A	2,477	22,665
SL Green Realty Corp.	1,037	70,433
Vornado Realty Trust	3,256	136,882
		887,600
Real estate management and development – 0.2%
Anywhere Real Estate, Inc. (A)	1,793	5,917
CBRE Group, Inc., Class A (A)	5,067	665,246
Compass, Inc., Class A (A)	7,930	46,391
CoStar Group, Inc. (A)	6,941	496,906
Douglas Elliman, Inc. (A)	1,475	2,463
eXp World Holdings, Inc.	2,650	30,502
Fathom Holdings, Inc. (A)	361	552
Forestar Group, Inc. (A)	999	25,894
FRP Holdings, Inc. (A)	452	13,845
Howard Hughes Holdings, Inc. (A)	851	65,459
Jones Lang LaSalle, Inc. (A)	802	203,018
Kennedy-Wilson Holdings, Inc.	2,252	22,497
Marcus & Millichap, Inc.	708	27,088
Maui Land & Pineapple Company, Inc. (A)	251	5,517
Newmark Group, Inc., Class A	2,923	37,444
Offerpad Solutions, Inc. (A)	456	1,300
Opendoor Technologies, Inc. (A)	11,190	17,904
RE/MAX Holdings, Inc., Class A (A)	374	3,991
Redfin Corp. (A)	1,922	15,126
Seritage Growth Properties, Class A (A)	866	3,568
Star Holdings (A)	189	1,839
Stratus Properties, Inc. (A)	114	2,367
Tejon Ranch Company (A)	577	9,174
The RMR Group, Inc., Class A	311	6,419
The St. Joe Company	1,041	46,772
Zillow Group, Inc., Class A (A)	240	17,004
Zillow Group, Inc., Class C (A)	3,624	268,357
		2,042,560
Residential REITs – 0.3%
American Homes 4 Rent, Class A	6,153	230,245
Apartment Investment and Management Company, Class A (A)	2,711	24,643
AvalonBay Communities, Inc.	2,406	529,248
BRT Apartments Corp.	385	6,942
Camden Property Trust	1,800	208,872
Centerspace	226	14,950
Elme Communities	1,645	25,119
Equity LifeStyle Properties, Inc.	3,171	211,189
Equity Residential	6,415	460,340
Essex Property Trust, Inc.	1,080	308,275
Independence Realty Trust, Inc.	3,712	73,646
Invitation Homes, Inc.	10,387	332,072
Mid-America Apartment Communities, Inc.	1,970	304,503
NexPoint Residential Trust, Inc.	1,049	43,796
Sun Communities, Inc.	2,124	261,188
UDR, Inc.	5,550	240,926
UMH Properties, Inc.	958	18,087

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Veris Residential, Inc.	1,641	$27,290
		3,321,331
Retail REITs – 0.3%
Acadia Realty Trust	1,812	43,778
Agree Realty Corp.	1,590	112,016
Alexander's, Inc.	105	21,006
Brixmor Property Group, Inc.	5,029	140,007
CBL & Associates Properties, Inc.	353	10,382
Curbline Properties Corp.	1,848	42,911
Federal Realty Investment Trust	1,354	151,580
Getty Realty Corp.	881	26,545
InvenTrust Properties Corp.	993	29,919
Kimco Realty Corp.	11,297	264,689
Kite Realty Group Trust	3,726	94,044
NETSTREIT Corp.	852	12,056
NNN REIT, Inc.	3,009	122,918
Phillips Edison & Company, Inc.	1,954	73,197
Realty Income Corp.	13,892	741,972
Regency Centers Corp.	3,078	227,557
Retail Opportunity Investments Corp.	2,320	40,275
Saul Centers, Inc.	490	19,012
Simon Property Group, Inc.	5,405	930,795
SITE Centers Corp.	924	14,128
Tanger, Inc.	1,832	62,526
The Macerich Company	3,448	68,684
Urban Edge Properties	2,162	46,483
Whitestone REIT	991	14,042
		3,310,522
Specialized REITs – 0.8%
American Tower Corp.	7,716	1,415,192
Crown Castle, Inc.	7,354	667,449
CubeSmart	3,757	160,987
Digital Realty Trust, Inc.	5,129	909,526
EPR Properties	135	5,978
Equinix, Inc.	1,588	1,497,309
Extra Space Storage, Inc.	3,585	536,316
Farmland Partners, Inc.	930	10,937
Four Corners Property Trust, Inc.	1,453	39,434
Gaming and Leisure Properties, Inc.	4,356	209,785
Gladstone Land Corp.	706	7,660
Iron Mountain, Inc.	4,919	517,036
Lamar Advertising Company, Class A	1,457	177,375
National Storage Affiliates Trust	1,445	54,780
Outfront Media, Inc.	2,787	49,441
PotlatchDeltic Corp.	1,431	56,167
Public Storage	2,899	868,077
Rayonier, Inc.	2,536	66,190
Safehold, Inc.	1,263	23,340
SBA Communications Corp.	1,845	376,011
Uniti Group, Inc.	4,136	22,748
VICI Properties, Inc.	17,132	500,426
Weyerhaeuser Company	12,365	348,075
		8,520,239
		24,406,954
Utilities – 2.1%
Electric utilities – 1.3%
ALLETE, Inc.	971	62,921
Alliant Energy Corp.	4,261	251,996
American Electric Power Company, Inc.	8,760	807,935
Constellation Energy Corp.	5,231	1,170,227
Duke Energy Corp.	12,889	1,388,661
Edison International	6,487	517,922
Entergy Corp.	6,786	514,515
Evergy, Inc.	3,875	238,506
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Eversource Energy	5,975	$343,144
Exelon Corp.	16,926	637,095
FirstEnergy Corp.	9,714	386,423
Genie Energy, Ltd., B Shares	600	9,354
Hawaiian Electric Industries, Inc. (A)	1,861	18,108
IDACORP, Inc.	843	92,123
MGE Energy, Inc.	651	61,168
NextEra Energy, Inc.	34,830	2,496,963
NRG Energy, Inc.	3,264	294,478
OGE Energy Corp.	3,277	135,176
Otter Tail Corp.	715	52,796
PG&E Corp.	35,573	717,863
Pinnacle West Capital Corp.	1,895	160,639
Portland General Electric Company	1,623	70,795
PPL Corp.	11,701	379,814
The Southern Company	18,541	1,526,295
TXNM Energy, Inc.	1,429	70,264
Xcel Energy, Inc.	9,407	635,161
		13,040,342
Gas utilities – 0.1%
Atmos Energy Corp.	2,372	330,348
Chesapeake Utilities Corp.	341	41,380
MDU Resources Group, Inc.	3,302	59,502
National Fuel Gas Company	1,479	89,746
New Jersey Resources Corp.	1,632	76,133
Northwest Natural Holding Company	625	24,725
ONE Gas, Inc.	913	63,225
RGC Resources, Inc.	228	4,574
Southwest Gas Holdings, Inc.	1,193	84,357
Spire, Inc.	874	59,283
Star Group LP	508	5,862
UGI Corp.	3,486	98,410
		937,545
Independent power and renewable electricity producers – 0.1%
Altus Power, Inc. (A)	2,685	10,928
Clearway Energy, Inc., Class A	1,122	27,433
Clearway Energy, Inc., Class C	974	25,324
Montauk Renewables, Inc. (A)	6,787	27,012
Ormat Technologies, Inc.	1,025	69,413
Spruce Power Holding Corp. (A)	305	906
Sunnova Energy International, Inc. (A)	2,105	7,220
The AES Corp.	11,350	146,075
Vistra Corp.	6,203	855,208
		1,169,519
Multi-utilities – 0.5%
Ameren Corp.	4,496	400,773
Avista Corp.	1,244	45,568
Black Hills Corp.	1,090	63,787
CenterPoint Energy, Inc.	10,738	340,717
CMS Energy Corp.	4,917	327,718
Consolidated Edison, Inc.	5,621	501,562
Dominion Energy, Inc.	14,221	765,943
DTE Energy Company	3,325	401,494
NiSource, Inc.	6,883	253,019
Northwestern Energy Group, Inc.	961	51,375
Public Service Enterprise Group, Inc.	8,159	689,354
Sempra	10,693	937,990
Unitil Corp.	316	17,124
WEC Energy Group, Inc.	5,354	503,490
		5,299,914
Water utilities – 0.1%
American States Water Company	629	48,886
American Water Works Company, Inc.	3,314	412,560

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Artesian Resources Corp., Class A	193	$6,103
Cadiz, Inc. (A)	1,083	5,632
California Water Service Group	956	43,335
Essential Utilities, Inc.	4,505	163,622
Global Water Resources, Inc.	595	6,843
Middlesex Water Company	324	17,052
Pure Cycle Corp. (A)	615	7,798
SJW Group	527	25,939
The York Water Company	308	10,078
		747,848
		21,195,168
TOTAL COMMON STOCKS (Cost $396,978,699)		$1,004,180,676
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Broadline retail – 0.0%
Qurate Retail, Inc., 8.000%	260	8,970
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	12,368
TOTAL PREFERRED SECURITIES (Cost $82,033)		$21,338
RIGHTS – 0.0%
The Children's Place, Inc. (Expiration Date: 1-24-25) (A)(D)	146	104
TOTAL RIGHTS (Cost $0)		$104
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	281
TOTAL WARRANTS (Cost $0)		$281
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.4%
Short-term funds – 2.4%
John Hancock Collateral Trust, 4.2987% (E)(F)	2,522,134	$25,230,922
TOTAL SHORT-TERM INVESTMENTS (Cost $25,227,274)		$25,230,922
Total Investments (Total Stock Market Index Trust) (Cost $422,288,006) – 100.1%		$1,029,433,321
Other assets and liabilities, net – (0.1%)		(1,128,626)
TOTAL NET ASSETS – 100.0%		$1,028,304,695
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-24.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 12-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,581,377.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	22	Long	Mar 2025	$2,615,402	$2,474,780	$(140,622)
S&P 500 E-Mini Index Futures	77	Long	Mar 2025	23,593,909	22,852,638	(741,271)
S&P Mid 400 E-Mini Index Futures	1	Long	Mar 2025	331,692	314,670	(17,022)
						$(898,915)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 12-31-24:
Equity Income Trust
United States	88.5%
France	2.7%
Canada	2.1%
Ireland	1.8%
Switzerland	1.8%
Germany	1.6%
Other countries	1.5%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	86.1%
United Kingdom	2.7%
France	2.1%
Switzerland	1.9%
Canada	1.7%
South Korea	1.6%
Israel	1.4%
Belgium	1.1%
Other countries	1.4%
TOTAL	100.0%
Health Sciences Trust
United States	86.1%
Netherlands	3.9%
United Kingdom	3.2%
Denmark	1.4%
Switzerland	1.3%
France	1.1%
Other countries	3.0%
TOTAL	100.0%
Mid Cap Growth Trust
United States	88.8%
Sweden	3.5%
Switzerland	2.7%
Canada	2.2%
Bermuda	1.1%
Other countries	1.7%
TOTAL	100.0%
Mid Value Trust
United States	89.3%
United Kingdom	2.7%
Ireland	2.7%
Canada	1.8%
Puerto Rico	1.1%
Bermuda	1.0%
Other countries	1.4%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	68.6%
Japan	7.0%
United Kingdom	4.5%
France	3.3%
Switzerland	3.2%
Germany	2.8%
Australia	2.2%
Netherlands	1.5%
Sweden	1.1%
Other countries	5.8%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 12-31-24:
Disciplined Value Emerging Markets Equity Trust
Financials	19.7%
Industrials	16.5%
Information technology	11.6%
Communication services	9.9%
Consumer discretionary	9.9%
Consumer staples	9.4%
Materials	8.0%
Health care	5.4%
Real estate	1.1%
Utilities	0.5%
Short-term investments and other	8.0%
TOTAL	100.0%
Disciplined Value International Trust
Financials	21.5%
Industrials	16.1%
Consumer discretionary	11.4%
Materials	10.5%
Health care	9.6%
Energy	8.4%
Information technology	5.9%
Consumer staples	4.8%
Communication services	4.4%
Utilities	3.6%
Short-term investments and other	3.8%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Global Equity Trust
Information technology	18.0%
Industrials	14.5%
Financials	14.1%
Consumer discretionary	11.4%
Consumer staples	10.9%
Communication services	9.6%
Health care	7.5%
Energy	5.7%
Materials	4.3%
Real estate	0.9%
Short-term investments and other	3.1%
TOTAL	100.0%
International Equity Index Trust
Financials	23.3%
Industrials	14.0%
Information technology	13.5%
Consumer discretionary	11.2%
Health care	8.8%
Consumer staples	7.1%
Materials	6.3%
Communication services	5.8%
Energy	5.0%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	0.3%
TOTAL	100.0%
International Small Company Trust
Industrials	23.7%
Financials	15.1%
Consumer discretionary	12.3%
Materials	11.4%
Information technology	8.0%
Consumer staples	5.8%
Health care	5.4%
Energy	5.2%
Real estate	4.5%
Communication services	3.5%
Utilities	3.0%
Short-term investments and other	2.1%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2024

Assets	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Unaffiliated investments, at value (including securities loaned)	$10,380,191,971	$1,189,178,137	$195,674,285	$1,021,733,464
Affiliated investments, at value	358,407,091	—	—	—
Total investments, at value	10,738,599,062	1,189,178,137	195,674,285	1,021,733,464
Cash	48,157	—	—	—
Collateral held at broker for futures contracts	21,752,000	—	—	—
Dividends and interest receivable	7,672,917	—	—	—
Receivable for fund shares sold	—	—	441,955	—
Receivable for investments sold	—	417,928	—	18,841,944
Receivable for securities lending income	372	—	—	—
Receivable from affiliates	72,623	—	—	—
Other assets	218,947	39,709	7,216	28,859
Total assets	10,768,364,078	1,189,635,774	196,123,456	1,040,604,267
Liabilities
Payable for futures variation margin	1,509,123	—	—	—
Payable for investments purchased	—	—	435,704	—
Payable for fund shares repurchased	56,063,830	377,890	—	18,808,086
Payable upon return of securities loaned	1,082,525	—	—	—
Payable to affiliates
Accounting and legal services fees	284,676	30,265	4,971	28,046
Trustees' fees	—	25	233	—
Other liabilities and accrued expenses	813,310	42,868	34,565	39,827
Total liabilities	59,753,464	451,048	475,473	18,875,959
Net assets	$10,708,610,614	$1,189,184,726	$195,647,983	$1,021,728,308
Net assets consist of
Paid-in capital	$3,542,488,971	$957,924,292	$153,734,147	$613,946,958
Total distributable earnings (loss)	7,166,121,643	231,260,434	41,913,836	407,781,350
Net assets	$10,708,610,614	$1,189,184,726	$195,647,983	$1,021,728,308
Unaffiliated investments, including repurchase agreements, at cost	$3,412,963,851	$1,045,483,388	$169,601,698	$698,746,235
Affiliated investments, at cost	$358,316,171	—	—	—
Securities loaned, at value	$1,041,238	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$7,339,270,294	$382,068,552	$58,202,198	$353,942,595
Shares outstanding	120,725,201	38,762,772	4,047,420	19,087,618
Net asset value, offering price and redemption price per share	$60.79	$9.86	$14.38	$18.54
Series II
Net assets	$92,219,025	$703,536,411	$110,892,216	$577,216,938
Shares outstanding	1,517,257	71,363,233	7,772,281	31,797,289
Net asset value, offering price and redemption price per share	$60.78	$9.86	$14.27	$18.15
Series III
Net assets	—	$103,579,763	$26,553,569	$90,568,775
Shares outstanding	—	10,487,048	1,835,209	4,896,849
Net asset value, offering price and redemption price per share	—	$9.88	$14.47	$18.50
Series NAV
Net assets	$3,277,121,295	—	—	—
Shares outstanding	53,900,883	—	—	—
Net asset value, offering price and redemption price per share	$60.80	—	—	—
The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2024

Assets	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Unaffiliated investments, at value (including securities loaned)	$962,515,624	—	$2,076,452,826	$686,248,858
Affiliated investments, at value	—	$349,028,504	—	—
Total investments, at value	962,515,624	349,028,504	2,076,452,826	686,248,858
Dividends and interest receivable	—	—	479,429	145,962
Receivable for fund shares sold	—	11,918,554	78,156	—
Receivable for investments sold	8,687,067	—	2,183,901	—
Receivable for securities lending income	—	—	61	—
Other assets	29,605	13,287	57,151	15,761
Total assets	971,232,296	360,960,345	2,079,251,524	686,410,581
Liabilities
Due to custodian	—	—	15,983	—
Payable for investments purchased	—	11,907,065	1,241,868	15,344
Payable for fund shares repurchased	8,657,218	—	626,791	519,476
Payable to affiliates
Accounting and legal services fees	25,105	8,295	55,148	17,915
Trustees' fees	3	212	—	—
Other liabilities and accrued expenses	40,186	35,179	135,308	70,382
Total liabilities	8,722,512	11,950,751	2,075,098	623,117
Net assets	$962,509,784	$349,009,594	$2,077,176,426	$685,787,464
Net assets consist of
Paid-in capital	$595,337,120	$384,556,539	$866,366,477	$347,961,146
Total distributable earnings (loss)	367,172,664	(35,546,945)	1,210,809,949	337,826,318
Net assets	$962,509,784	$349,009,594	$2,077,176,426	$685,787,464
Unaffiliated investments, including repurchase agreements, at cost	$692,697,183	—	$1,160,389,926	$421,187,227
Affiliated investments, at cost	—	$369,164,966	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$368,246,233	$122,177,741	$358,332,417	$231,578,812
Shares outstanding	20,396,069	8,273,459	10,642,329	37,798,944
Net asset value, offering price and redemption price per share	$18.05	$14.77	$33.67	$6.13
Series II
Net assets	$416,907,242	$200,564,221	$113,623,163	$65,525,800
Shares outstanding	23,261,002	13,588,644	3,690,158	14,276,549
Net asset value, offering price and redemption price per share	$17.92	$14.76	$30.79	$4.59
Series III
Net assets	$177,356,309	$26,267,632	—	—
Shares outstanding	9,844,919	1,787,868	—	—
Net asset value, offering price and redemption price per share	$18.02	$14.69	—	—
Series NAV
Net assets	—	—	$1,605,220,846	$388,682,852
Shares outstanding	—	—	47,431,340	62,417,365
Net asset value, offering price and redemption price per share	—	—	$33.84	$6.23
The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2024

Assets	Capital Appreciation Value Trust	Disciplined Value Emerging Markets Equity Trust	Disciplined Value International Trust	Equity Income Trust
Unaffiliated investments, at value (including securities loaned)	$475,486,295	$201,055,337	$263,151,613	$1,364,306,417
Affiliated investments, at value	150,947	3,660,691	153,612	11,923,203
Repurchase agreements, at value	1,835,000	—	—	—
Total investments, at value	477,472,242	204,716,028	263,305,225	1,376,229,620
Cash	152,383	13,056,499	—	—
Foreign currency, at value	152,199	1,133,613	800,977	—
Collateral segregated at custodian for OTC derivative contracts	—	2,240,000	—	—
Dividends and interest receivable	1,747,126	299,113	863,067	3,087,471
Receivable for fund shares sold	14,601	317,375	277,234	56,225
Receivable for investments sold	1,576,591	487,990	—	—
Receivable for securities lending income	3,039	4,248	36	4,539
Other assets	13,574	5,796	6,687	44,559
Total assets	481,131,755	222,260,662	265,253,226	1,379,422,414
Liabilities
Written options, at value	732,090	—	—	—
Swap contracts, at value	—	33,831	—	—
Due to custodian	—	—	—	30,471
Payable for investments purchased	3,762,074	—	114,184	12,002
Payable for fund shares repurchased	62,598	—	—	248,750
Payable upon return of securities loaned	150,085	3,659,370	153,600	11,912,925
Payable to affiliates
Accounting and legal services fees	12,215	5,568	6,214	35,642
Trustees' fees	170	315	269	53
Other liabilities and accrued expenses	65,779	108,768	81,916	107,607
Total liabilities	4,785,011	3,807,852	356,183	12,347,450
Net assets	$476,346,744	$218,452,810	$264,897,043	$1,367,074,964
Net assets consist of
Paid-in capital	$378,630,139	$267,113,506	$244,162,391	$942,863,817
Total distributable earnings (loss)	97,716,605	(48,660,696)	20,734,652	424,211,147
Net assets	$476,346,744	$218,452,810	$264,897,043	$1,367,074,964
Unaffiliated investments, including repurchase agreements, at cost	$434,592,923	$202,927,317	$269,965,103	$1,085,735,559
Affiliated investments, at cost	$150,946	$3,660,752	$153,616	$11,923,297
Foreign currency, at cost	$159,029	$1,141,851	$808,007	—
Premiums received on written options	$927,598	—	—	—
Securities loaned, at value	$144,954	$3,546,877	$149,952	$11,645,713
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$7,863,217	$5,724,107	$68,438,263	$210,670,167
Shares outstanding	646,062	608,290	4,891,390	14,924,156
Net asset value, offering price and redemption price per share	$12.17	$9.41	$13.99	$14.12
Series II
Net assets	$236,784,390	$20,930,928	$40,160,566	$100,318,761
Shares outstanding	19,625,479	2,224,102	2,874,609	7,176,438
Net asset value, offering price and redemption price per share	$12.07	$9.41	$13.97	$13.98
Series NAV
Net assets	$231,699,137	$191,797,775	$156,298,214	$1,056,086,036
Shares outstanding	19,120,924	20,418,198	11,283,818	75,506,094
Net asset value, offering price and redemption price per share	$12.12	$9.39	$13.85	$13.99
The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2024

Assets	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Unaffiliated investments, at value (including securities loaned)	$139,190,532	$2,603,684,966	$806,078,587	$289,540,892
Affiliated investments, at value	2,715,316	46,468,206	16,053,207	—
Total investments, at value	141,905,848	2,650,153,172	822,131,794	289,540,892
Foreign currency, at value	47	25	—	288
Dividends and interest receivable	171,192	823,074	686,238	490,273
Receivable for fund shares sold	—	229,500	25,450	4,198,330
Other assets	4,662	63,119	21,451	11,659
Total assets	142,081,749	2,651,268,890	822,864,933	294,241,442
Liabilities
Payable for investments purchased	14,022	—	—	—
Payable for fund shares repurchased	170,581	1,359,290	1,108,976	12,752
Payable to affiliates
Accounting and legal services fees	4,038	71,968	22,095	7,401
Trustees' fees	252	—	40	344
Other liabilities and accrued expenses	51,695	158,896	82,165	72,952
Total liabilities	240,588	1,590,154	1,213,276	93,449
Net assets	$141,841,161	$2,649,678,736	$821,651,657	$294,147,993
Net assets consist of
Paid-in capital	$101,533,003	$1,318,316,740	$502,787,674	$224,398,488
Total distributable earnings (loss)	40,308,158	1,331,361,996	318,863,983	69,749,505
Net assets	$141,841,161	$2,649,678,736	$821,651,657	$294,147,993
Unaffiliated investments, including repurchase agreements, at cost	$106,792,628	$1,555,075,024	$598,558,286	$255,335,787
Affiliated investments, at cost	$2,715,350	$46,468,636	$16,052,793	—
Foreign currency, at cost	$48	$25	—	$293
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$94,898,936	$113,255,205	$461,645,147	$220,036,468
Shares outstanding	6,682,869	3,468,576	17,257,678	9,476,750
Net asset value, offering price and redemption price per share	$14.20	$32.65	$26.75	$23.22
Series II
Net assets	$15,899,180	$51,221,757	$149,176,466	$20,598,252
Shares outstanding	1,135,328	1,579,733	5,515,470	894,805
Net asset value, offering price and redemption price per share	$14.00	$32.42	$27.05	$23.02
Series NAV
Net assets	$31,043,045	$2,485,201,774	$210,830,044	$53,513,273
Shares outstanding	2,196,907	75,369,528	7,874,956	2,306,730
Net asset value, offering price and redemption price per share	$14.13	$32.97	$26.77	$23.20
The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2024

Assets	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Unaffiliated investments, at value (including securities loaned)	$235,560,160	$905,208,373	$93,409,465	—
Affiliated investments, at value	—	3,287,873	2,955,240	$976,571,735
Total investments, at value	235,560,160	908,496,246	96,364,705	976,571,735
Cash	—	38,488	1,287,576	—
Foreign currency, at value	366	4,226,671	378,012	—
Collateral held at broker for futures contracts	—	648,946	38,721	—
Dividends and interest receivable	177,525	2,650,421	323,016	—
Receivable for fund shares sold	18,626	—	67,721	60,619
Receivable for investments sold	206,000	16,847	—	469,085
Receivable for securities lending income	—	2,945	3,255	—
Receivable from affiliates	—	6,813	—	—
Other assets	9,099	27,721	3,811	32,208
Total assets	235,971,776	916,115,098	98,466,817	977,133,647
Liabilities
Payable for futures variation margin	—	6,310	8,583	—
Due to custodian	6,833	—	—	—
Foreign capital gains tax payable	—	2,328,179	—	—
Payable for investments purchased	60,060	55,394	—	—
Payable for fund shares repurchased	5,823	12,839,822	1,613	517,567
Payable upon return of securities loaned	—	1,390,169	2,953,235	—
Payable to affiliates
Accounting and legal services fees	5,838	22,539	2,287	25,481
Trustees' fees	244	329	420	81
Other liabilities and accrued expenses	69,542	171,721	70,579	61,849
Total liabilities	148,340	16,814,463	3,036,717	604,978
Net assets	$235,823,436	$899,300,635	$95,430,100	$976,528,669
Net assets consist of
Paid-in capital	$177,306,039	$664,137,876	$101,751,780	$1,007,045,222
Total distributable earnings (loss)	58,517,397	235,162,759	(6,321,680)	(30,516,553)
Net assets	$235,823,436	$899,300,635	$95,430,100	$976,528,669
Unaffiliated investments, including repurchase agreements, at cost	$205,627,437	$668,722,594	$104,567,355	—
Affiliated investments, at cost	—	$2,576,236	$2,955,054	$1,046,335,037
Foreign currency, at cost	$378	$4,346,524	$379,837	—
Securities loaned, at value	—	$1,326,020	$2,785,314	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$47,752,480	$307,468,174	$17,859,780	$36,501,108
Shares outstanding	2,140,957	16,245,053	1,414,089	2,794,129
Net asset value, offering price and redemption price per share	$22.30	$18.93	$12.63	$13.06
Series II
Net assets	$42,578,806	$17,318,910	$12,144,866	$734,692,499
Shares outstanding	2,250,731	913,741	963,298	56,093,950
Net asset value, offering price and redemption price per share	$18.92	$18.95	$12.61	$13.10
Series NAV
Net assets	$145,492,150	$574,513,551	$65,425,454	$205,335,062
Shares outstanding	6,330,249	30,365,967	5,176,800	15,739,697
Net asset value, offering price and redemption price per share	$22.98	$18.92	$12.64	$13.05
The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2024

Assets	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust
Unaffiliated investments, at value (including securities loaned)	—	—	—	$649,740,925
Affiliated investments, at value	$156,125,343	$5,062,270,200	$267,413,239	844,750
Repurchase agreements, at value	—	—	—	6,400,000
Total investments, at value	156,125,343	5,062,270,200	267,413,239	656,985,675
Cash	—	—	—	36,175
Dividends and interest receivable	—	—	—	130,930
Receivable for fund shares sold	1,220	42,756	5,960	—
Receivable for investments sold	23,558	2,453,567	2,225,632	—
Receivable for securities lending income	—	—	—	1,325
Receivable from affiliates	207	—	168	—
Other assets	6,815	174,428	10,491	20,487
Total assets	156,157,143	5,064,940,951	269,655,490	657,174,592
Liabilities
Payable for fund shares repurchased	22,569	2,427,721	2,228,138	1,484,111
Payable upon return of securities loaned	—	—	—	844,750
Payable to affiliates
Accounting and legal services fees	3,864	127,084	6,641	18,487
Trustees' fees	268	—	240	179
Other liabilities and accrued expenses	53,462	103,063	54,421	92,895
Total liabilities	80,163	2,657,868	2,289,440	2,440,422
Net assets	$156,076,980	$5,062,283,083	$267,366,050	$654,734,170
Net assets consist of
Paid-in capital	$182,608,056	$4,894,649,566	$290,594,468	$607,448,657
Total distributable earnings (loss)	(26,531,076)	167,633,517	(23,228,418)	47,285,513
Net assets	$156,076,980	$5,062,283,083	$267,366,050	$654,734,170
Unaffiliated investments, including repurchase agreements, at cost	—	—	—	$527,913,235
Affiliated investments, at cost	$175,651,610	$5,259,740,941	$291,635,469	$844,750
Securities loaned, at value	—	—	—	$825,530
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$12,858,822	$197,592,324	$12,118,856	$143,611,275
Shares outstanding	1,141,924	14,355,239	985,059	13,297,558
Net asset value, offering price and redemption price per share	$11.26	$13.76	$12.30	$10.80
Series II
Net assets	$135,757,530	$4,222,487,962	$207,975,072	$63,746,573
Shares outstanding	12,037,795	306,357,082	16,861,547	7,568,507
Net asset value, offering price and redemption price per share	$11.28	$13.78	$12.33	$8.42
Series NAV
Net assets	$7,460,628	$642,202,797	$47,272,122	$447,376,322
Shares outstanding	663,312	46,688,723	3,844,201	39,420,305
Net asset value, offering price and redemption price per share	$11.25	$13.75	$12.30	$11.35
The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2024

Assets	Mid Cap Index Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Unaffiliated investments, at value (including securities loaned)	$1,212,417,393	$627,189,219	$299,157,351	$1,143,322,686
Affiliated investments, at value	38,188,441	7,121,549	—	3,103,289
Total investments, at value	1,250,605,834	634,310,768	299,157,351	1,146,425,975
Receivable for futures variation margin	87,691	—	—	—
Foreign currency, at value	—	—	—	8,038
Collateral held at broker for futures contracts	2,593,100	—	—	—
Dividends and interest receivable	1,339,741	1,369,438	875,893	150,862
Receivable for fund shares sold	5,493	11,051	3,876	153,524
Receivable for investments sold	—	124,412	—	—
Receivable for securities lending income	4,324	22,561	—	10,814
Other assets	36,276	17,271	10,452	25,823
Total assets	1,254,672,459	635,855,501	300,047,572	1,146,775,036
Liabilities
Due to custodian	—	33,045	—	15,678
Payable for investments purchased	—	599,529	—	4,120
Payable for fund shares repurchased	9,160,245	239,838	34,219	1,955,329
Payable upon return of securities loaned	1,326,680	7,119,884	—	3,103,075
Payable to affiliates
Accounting and legal services fees	34,075	16,514	7,979	30,445
Trustees' fees	—	138	215	—
Other liabilities and accrued expenses	106,330	77,434	60,241	123,832
Total liabilities	10,627,330	8,086,382	102,654	5,232,479
Net assets	$1,244,045,129	$627,769,119	$299,944,918	$1,141,542,557
Net assets consist of
Paid-in capital	$845,481,186	$440,857,883	$258,217,790	$721,140,331
Total distributable earnings (loss)	398,563,943	186,911,236	41,727,128	420,402,226
Net assets	$1,244,045,129	$627,769,119	$299,944,918	$1,141,542,557
Unaffiliated investments, including repurchase agreements, at cost	$902,839,767	$549,031,308	$260,604,058	$942,276,563
Affiliated investments, at cost	$38,185,986	$7,121,313	—	$3,103,330
Foreign currency, at cost	—	—	—	$7,936
Securities loaned, at value	$1,299,224	$6,935,561	—	$3,025,826
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$886,255,436	$244,743,195	$49,613,673	$878,870,623
Shares outstanding	41,701,592	22,535,462	2,424,329	35,368,430
Net asset value, offering price and redemption price per share	$21.25	$10.86	$20.46	$24.85
Series II
Net assets	$54,812,726	$52,680,660	$23,278,704	$64,964,733
Shares outstanding	2,602,387	4,843,877	1,138,942	3,180,295
Net asset value, offering price and redemption price per share	$21.06	$10.88	$20.44	$20.43
Series NAV
Net assets	$302,976,967	$330,345,264	$227,052,541	$197,707,201
Shares outstanding	14,256,865	30,766,268	11,189,724	7,621,609
Net asset value, offering price and redemption price per share	$21.25	$10.74	$20.29	$25.94
The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2024

Assets	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Unaffiliated investments, at value (including securities loaned)	$525,662,087	$169,872,669	$294,212,084	$438,597,304
Affiliated investments, at value	24,215,235	217,658	4,074,271	4,131,989
Repurchase agreements, at value	—	—	1,300,000	2,200,000
Total investments, at value	549,877,322	170,090,327	299,586,355	444,929,293
Receivable for futures variation margin	27,331	—	—	—
Cash	26,725	—	73,681	37,502
Foreign currency, at value	—	—	—	49
Collateral held at broker for futures contracts	1,663,100	—	—	—
Dividends and interest receivable	599,826	127,168	155,046	637,284
Receivable for fund shares sold	—	29,765	3,391	4,544
Receivable for investments sold	—	32,819	—	7,707,137
Receivable for securities lending income	16,137	53	4,579	643
Other assets	16,601	4,792	9,573	13,750
Total assets	552,227,042	170,284,924	299,832,625	453,330,202
Liabilities
Payable for investments purchased	—	31,353	25,374	7,354,910
Payable for fund shares repurchased	1,907,407	104,343	4,352,188	92,618
Payable upon return of securities loaned	8,916,112	217,652	4,069,975	4,130,400
Payable to affiliates
Accounting and legal services fees	14,951	4,674	7,838	11,866
Trustees' fees	168	244	187	206
Other liabilities and accrued expenses	70,824	51,899	62,100	65,693
Total liabilities	10,909,462	410,165	8,517,662	11,655,693
Net assets	$541,317,580	$169,874,759	$291,314,963	$441,674,509
Net assets consist of
Paid-in capital	$393,507,365	$126,309,961	$291,834,103	$378,964,005
Total distributable earnings (loss)	147,810,215	43,564,798	(519,140)	62,710,504
Net assets	$541,317,580	$169,874,759	$291,314,963	$441,674,509
Unaffiliated investments, including repurchase agreements, at cost	$413,469,065	$141,544,896	$247,679,840	$405,238,433
Affiliated investments, at cost	$24,213,803	$217,654	$4,074,327	$4,131,953
Foreign currency, at cost	—	—	—	$50
Securities loaned, at value	$23,569,284	$213,295	$3,961,845	$4,012,617
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$367,998,302	$83,779,563	$72,643,501	$122,804,808
Shares outstanding	26,085,492	3,008,981	11,147,584	8,929,347
Net asset value, offering price and redemption price per share	$14.11	$27.84	$6.52	$13.75
Series II
Net assets	$25,996,104	$27,937,315	$18,863,269	$18,135,189
Shares outstanding	1,860,391	1,038,930	3,418,035	1,334,355
Net asset value, offering price and redemption price per share	$13.97	$26.89	$5.52	$13.59
Series NAV
Net assets	$147,323,174	$58,157,881	$199,808,193	$300,734,512
Shares outstanding	10,422,818	2,111,702	29,559,402	22,010,849
Net asset value, offering price and redemption price per share	$14.13	$27.54	$6.76	$13.66
The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2024

Assets	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Unaffiliated investments, at value (including securities loaned)	$127,648,298	$6,732,215,508	$1,004,202,399
Affiliated investments, at value	469,701	238,632,355	25,230,922
Total investments, at value	128,117,999	6,970,847,863	1,029,433,321
Cash	—	35,505	5,678
Foreign currency, at value	—	1,192,603	95
Collateral held at broker for futures contracts	—	23,940,700	1,947,800
Dividends and interest receivable	175,518	13,788,536	718,133
Receivable for fund shares sold	33,306	—	—
Receivable for investments sold	336	—	—
Receivable for securities lending income	235	77,856	33,485
Other assets	4,564	217,543	23,806
Total assets	128,331,958	7,010,100,606	1,032,162,318
Liabilities
Payable for futures variation margin	—	519,903	70,579
Due to custodian	12,198	—	—
Payable for investments purchased	2,129	69	—
Payable for fund shares repurchased	2,286	567,056	1,090,208
Payable upon return of securities loaned	469,725	25,750,660	2,580,078
Payable to affiliates
Accounting and legal services fees	3,523	178,956	27,550
Trustees' fees	258	—	—
Other liabilities and accrued expenses	44,606	496,770	89,208
Total liabilities	534,725	27,513,414	3,857,623
Net assets	$127,797,233	$6,982,587,192	$1,028,304,695
Net assets consist of
Paid-in capital	$91,634,921	$2,745,392,830	$391,221,756
Total distributable earnings (loss)	36,162,312	4,237,194,362	637,082,939
Net assets	$127,797,233	$6,982,587,192	$1,028,304,695
Unaffiliated investments, including repurchase agreements, at cost	$103,475,070	$3,246,266,474	$397,060,732
Affiliated investments, at cost	$469,719	$238,612,570	$25,227,274
Foreign currency, at cost	—	$1,211,383	$103
Securities loaned, at value	$459,946	$24,638,979	$2,505,417
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$40,292,773	—	$567,661,085
Shares outstanding	4,170,076	—	19,774,226
Net asset value, offering price and redemption price per share	$9.66	—	$28.71
Series II
Net assets	$29,107,841	—	$48,625,309
Shares outstanding	3,230,098	—	1,706,130
Net asset value, offering price and redemption price per share	$9.01	—	$28.50
Series NAV
Net assets	$58,396,619	$6,982,587,192	$412,018,301
Shares outstanding	6,092,421	393,616,291	14,352,526
Net asset value, offering price and redemption price per share	$9.59	$17.74	$28.71
The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2024

Investment income	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Dividends from unaffiliated investments	$133,346,073	$27,775,065	$3,545,632	$5,542,851
Dividends from affiliated investments	13,610,363	—	—	—
Interest	708,936	—	—	—
Securities lending	1,200	—	—	—
Less foreign taxes withheld	(32,740)	—	—	—
Total investment income	147,633,832	27,775,065	3,545,632	5,542,851
Expenses
Investment management fees	45,375,210	—	—	—
Distribution and service fees	3,570,303	7,838,505	1,298,352	6,384,656
Accounting and legal services fees	1,743,575	210,985	35,749	173,173
Trustees' fees	191,598	25,157	5,003	20,219
Custodian fees	1,056,316	11,971	11,947	11,949
Printing and postage	167,178	44,609	19,431	30,716
Professional fees	293,634	62,030	35,113	51,511
Other	2,065,745	31,144	11,734	26,111
Total expenses	54,463,559	8,224,401	1,417,329	6,698,335
Less expense reductions	(26,245,817)	(528,565)	(111,243)	(595,146)
Net expenses	28,217,742	7,695,836	1,306,086	6,103,189
Net investment income (loss)	119,416,090	20,079,229	2,239,546	(560,338)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	148,844,496	41,536,165	10,818,060	63,591,167
Affiliated investments	47,364	—	—	—
Capital gain distributions received from unaffiliated investments	—	50,340,485	5,762,178	22,056,619
Futures contracts	56,963,292	—	—	—
	205,855,152	91,876,650	16,580,238	85,647,786
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,810,706,229	63,717,931	6,298,741	177,449,949
Affiliated investments	70,743	—	—	—
Futures contracts	(18,047,603)	—	—	—
	1,792,729,369	63,717,931	6,298,741	177,449,949
Net realized and unrealized gain (loss)	1,998,584,521	155,594,581	22,878,979	263,097,735
Increase in net assets from operations	$2,118,000,611	$175,673,810	$25,118,525	$262,537,397
The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2024

Investment income	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Dividends from unaffiliated investments	$12,436,185	—	$10,546,093	$3,209,108
Dividends from affiliated investments	—	$5,079,547	—	—
Interest	—	—	490,389	342
Securities lending	—	—	6,867	7,517
Less foreign taxes withheld	—	—	(50,937)	(77,873)
Total investment income	12,436,185	5,079,547	10,992,412	3,139,094
Expenses
Investment management fees	—	—	14,513,814	4,576,379
Distribution and service fees	5,706,921	2,406,652	446,285	275,445
Accounting and legal services fees	168,583	64,403	351,094	114,667
Trustees' fees	20,012	8,419	39,674	13,634
Custodian fees	11,963	11,944	223,349	81,909
Printing and postage	40,961	19,424	50,634	23,773
Professional fees	50,599	34,910	90,985	54,304
Other	25,991	15,115	66,858	32,092
Total expenses	6,025,030	2,560,867	15,782,693	5,172,203
Less expense reductions	(375,044)	(103,430)	(749,191)	(53,934)
Net expenses	5,649,986	2,457,437	15,033,502	5,118,269
Net investment income (loss)	6,786,199	2,622,110	(4,041,090)	(1,979,175)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	56,275,289	—	308,842,923	75,192,029
Affiliated investments	—	(4,660,673)	789	1,323
Capital gain distributions received from unaffiliated investments	42,008,394	—	—	—
	98,283,683	(4,660,673)	308,843,712	75,193,352
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	96,651,636	32,976,361	294,253,741	97,092,510
Affiliated investments	—	(20,136,462)	265	(1,103)
	96,651,636	12,839,899	294,254,006	97,091,407
Net realized and unrealized gain (loss)	194,935,319	8,179,226	603,097,718	172,284,759
Increase in net assets from operations	$201,721,518	$10,801,336	$599,056,628	$170,305,584
The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2024

Investment income	Capital Appreciation Value Trust	Disciplined Value Emerging Markets Equity Trust	Disciplined Value International Trust	Equity Income Trust
Interest	$9,660,298	$129,421	$33,360	$3,777
Dividends from unaffiliated investments	4,305,733	6,861,885	8,625,371	36,468,540
Securities lending	3,891	50,507	13,987	97,899
Less foreign taxes withheld	(61,292)	(679,109)	(779,387)	(921,832)
Total investment income	13,908,630	6,362,704	7,893,331	35,648,384
Expenses
Investment management fees	3,941,056	1,770,582	1,964,140	9,583,634
Distribution and service fees	615,734	61,511	147,507	375,749
Accounting and legal services fees	84,416	39,916	50,816	250,765
Trustees' fees	10,727	5,723	7,004	29,879
Custodian fees	67,982	279,063	126,456	163,168
Printing and postage	21,634	58,004	22,910	37,565
Professional fees	58,414	92,628	67,200	89,518
Other	24,733	66,198	22,668	60,841
Total expenses	4,824,696	2,373,625	2,408,701	10,591,119
Less expense reductions	(228,158)	(18,598)	(23,574)	(455,769)
Net expenses	4,596,538	2,355,027	2,385,127	10,135,350
Net investment income	9,312,092	4,007,677	5,508,204	25,513,034
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	51,076,655	(12,376,481)[1]	24,584,360	140,535,768
Affiliated investments	1,493	869	(322)	6,222
Futures contracts	—	266,343	—	—
Written options	(34,038)	—	—	—
	51,044,110	(12,109,269)	24,584,038	140,541,990
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(5,515,292)	3,091,213[2]	(30,107,857)	(10,085,528)
Affiliated investments	(122)	2	367	(167)
Futures contracts	—	(64,549)	—	—
Written options	(239,213)	—	—	—
Swap contracts	—	(33,831)	—	—
	(5,754,627)	2,992,835	(30,107,490)	(10,085,695)
Net realized and unrealized gain (loss)	45,289,483	(9,116,434)	(5,523,452)	130,456,295
Increase (decrease) in net assets from operations	$54,601,575	$(5,108,757)	$(15,248)	$155,969,329

[1]	Net of foreign capital gains taxes of $2,134,257.
[2]	Net of $1,517,718 decrease in deferred foreign withholding taxes.
The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2024

Investment income	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Dividends from unaffiliated investments	$2,591,369	$27,972,447	$14,626,854	$7,022,583
Dividends from affiliated investments	124,334	1,273,206	800,692	—
Interest	73,445	—	—	947
Securities lending	11,500	—	—	—
Less foreign taxes withheld	(70,982)	(419,374)	(419,031)	(514,362)
Total investment income	2,729,666	28,826,279	15,008,515	6,509,168
Expenses
Investment management fees	970,940	16,814,385	5,602,792	2,430,028
Distribution and service fees	77,844	181,036	621,528	168,695
Accounting and legal services fees	22,437	446,092	146,451	53,654
Trustees' fees	3,250	50,261	17,415	7,461
Custodian fees	28,688	278,653	105,860	107,519
Printing and postage	14,221	55,641	25,531	17,057
Professional fees	46,248	99,900	56,837	61,010
Other	15,807	71,783	32,366	22,119
Total expenses	1,179,435	17,997,751	6,608,780	2,867,543
Less expense reductions	(11,400)	(218,888)	(99,886)	(25,158)
Net expenses	1,168,035	17,778,863	6,508,894	2,842,385
Net investment income	1,561,631	11,047,416	8,499,621	3,666,783
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	13,062,775	273,467,473	103,046,854	32,936,685
Affiliated investments	1,040	17,413	4,341	—
	13,063,815	273,484,886	103,051,195	32,936,685
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	17,876,444	255,009,758	15,652,466	(6,001,982)
Affiliated investments	57	1,374	1,544	—
	17,876,501	255,011,132	15,654,010	(6,001,982)
Net realized and unrealized gain (loss)	30,940,316	528,496,018	118,705,205	26,934,703
Increase in net assets from operations	$32,501,947	$539,543,434	$127,204,826	$30,601,486
The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2024

Investment income	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Dividends from unaffiliated investments	$1,655,814	$28,839,883	$3,249,004	—
Interest	6,554	82,295	27,408	—
Dividends from affiliated investments	—	62,667	—	$24,244,041
Securities lending	—	50,893	63,663	—
Less foreign taxes withheld	(14,187)	(2,882,197)	(316,756)	—
Total investment income	1,648,181	26,153,541	3,023,319	24,244,041
Expenses
Investment management fees	2,296,773	4,830,225	804,198	406,193
Distribution and service fees	150,911	209,022	40,766	1,936,273
Accounting and legal services fees	46,904	162,400	17,721	173,658
Trustees' fees	6,395	20,932	3,174	21,156
Custodian fees	42,410	488,734	92,588	21,577
Printing and postage	16,537	29,689	17,323	29,123
Professional fees	69,425	68,781	63,291	65,147
Other	20,854	115,398	21,916	27,379
Total expenses	2,650,209	5,925,181	1,060,977	2,680,506
Less expense reductions	(136,468)	(2,543,242)	(8,317)	(48,771)
Net expenses	2,513,741	3,381,939	1,052,660	2,631,735
Net investment income (loss)	(865,560)	22,771,602	1,970,659	21,612,306
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	31,306,230	(7,119,743)	4,442,274	—
Affiliated investments	—	18,605	1,396	6,812,486
Capital gain distributions received from affiliated investments	—	—	—	43,138,781
Futures contracts	—	2,473,742	24,619	—
	31,306,230	(4,627,396)	4,468,289	49,951,267
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(24,030,832)	26,581,914[3]	(3,019,584)	—
Affiliated investments	—	525,120	(68)	6,407,566
Futures contracts	—	(1,753,040)	(47,135)	—
	(24,030,832)	25,353,994	(3,066,787)	6,407,566
Net realized and unrealized gain (loss)	7,275,398	20,726,598	1,401,502	56,358,833
Increase in net assets from operations	$6,409,838	$43,498,200	$3,372,161	$77,971,139

[3]	Net of $935,857 increase in deferred foreign withholding taxes.
The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2024

Investment income	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust
Dividends from affiliated investments	$5,087,196	$107,576,080	$7,579,181	—
Dividends from unaffiliated investments	—	—	—	$1,561,903
Interest	—	—	—	321,731
Securities lending	—	—	—	41,205
Total investment income	5,087,196	107,576,080	7,579,181	1,924,839
Expenses
Investment management fees	66,817	2,170,002	117,303	5,186,265
Distribution and service fees	357,486	11,065,077	562,031	225,707
Accounting and legal services fees	28,540	923,404	49,927	111,993
Trustees' fees	4,264	108,708	6,827	13,308
Custodian fees	21,577	21,680	21,566	74,812
Printing and postage	15,051	98,324	16,947	22,426
Professional fees	45,164	168,711	48,198	77,803
Other	11,738	110,469	13,917	29,397
Total expenses	550,637	14,666,375	836,716	5,741,711
Less expense reductions	(70,033)	(260,541)	(58,461)	(51,580)
Net expenses	480,604	14,405,834	778,255	5,690,131
Net investment income (loss)	4,606,592	93,170,246	6,800,926	(3,765,292)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	—	—	—	72,401,360
Affiliated investments	(4,091,579)	64,904,202	(4,009,971)	(3,190)
Capital gain distributions received from affiliated investments	2,829,717	325,706,728	9,825,202	—
	(1,261,862)	390,610,930	5,815,231	72,398,170
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	(46)	—	72,669,185
Affiliated investments	3,246,220	69,875,974	6,484,749	714
	3,246,220	69,875,928	6,484,749	72,669,899
Net realized and unrealized gain (loss)	1,984,358	460,486,858	12,299,980	145,068,069
Increase in net assets from operations	$6,590,950	$553,657,104	$19,100,906	$141,302,777
The accompanying notes are an integral part of the financial statements.	192

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2024

Investment income	Mid Cap Index Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Dividends from unaffiliated investments	$17,466,541	$12,465,398	$8,005,386	$5,556,845
Dividends from affiliated investments	1,707,006	—	—	—
Interest	125,372	282,047	1,016	2,339
Securities lending	54,176	101,295	624	41,397
Less foreign taxes withheld	(6,908)	(80,786)	(6,743)	(38,755)
Total investment income	19,346,187	12,767,954	8,000,283	5,561,826
Expenses
Investment management fees	5,870,524	5,563,769	2,075,884	9,982,964
Distribution and service fees	590,174	258,039	85,562	571,161
Accounting and legal services fees	223,534	113,421	53,003	187,683
Trustees' fees	26,093	13,863	6,890	21,391
Custodian fees	144,509	80,239	42,213	121,444
Printing and postage	31,934	22,827	17,682	38,300
Professional fees	73,808	61,013	50,610	137,633
Other	42,524	40,501	20,305	43,188
Total expenses	7,003,100	6,153,672	2,352,149	11,103,764
Less expense reductions	(1,367,254)	(335,484)	(24,598)	(635,374)
Net expenses	5,635,846	5,818,188	2,327,551	10,468,390
Net investment income (loss)	13,710,341	6,949,766	5,672,732	(4,906,564)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	80,634,456	105,118,651	18,735,369	232,747,976
Affiliated investments	17,988	(1,089)	(11)	230
Futures contracts	5,938,014	—	—	—
	86,590,458	105,117,562	18,735,358	232,748,206
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	58,973,350	(15,858,091)	5,822,183	106,995,759
Affiliated investments	5	251	—	332
Futures contracts	(3,119,715)	—	—	—
	55,853,640	(15,857,840)	5,822,183	106,996,091
Net realized and unrealized gain (loss)	142,444,098	89,259,722	24,557,541	339,744,297
Increase in net assets from operations	$156,154,439	$96,209,488	$30,230,273	$334,837,733
The accompanying notes are an integral part of the financial statements.	193

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2024

Investment income	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Dividends from unaffiliated investments	$6,399,043	$2,526,893	$1,658,304	$7,738,247
Dividends from affiliated investments	838,023	—	—	—
Interest	73,122	—	143,844	330,342
Non-cash dividends	—	659,144	—	—
Securities lending	417,350	5,225	12,154	—
Less foreign taxes withheld	(15,832)	(3,312)	—	(1,125)
Total investment income	7,711,706	3,187,950	1,814,302	8,067,464
Expenses
Investment management fees	2,569,172	1,667,724	2,906,666	4,273,799
Distribution and service fees	249,209	112,885	86,681	110,636
Accounting and legal services fees	95,616	29,937	51,565	81,396
Trustees' fees	11,806	4,348	6,621	10,343
Custodian fees	69,412	43,234	41,384	58,783
Printing and postage	20,104	14,857	16,974	21,560
Professional fees	56,334	42,229	58,911	57,332
Other	30,496	24,274	21,210	25,581
Total expenses	3,102,149	1,939,488	3,190,012	4,639,430
Less expense reductions	(316,954)	(435,729)	(23,895)	(37,674)
Net expenses	2,785,195	1,503,759	3,166,117	4,601,756
Net investment income (loss)	4,926,511	1,684,191	(1,351,815)	3,465,708
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	31,581,545	14,022,320	19,750,263	31,507,924
Affiliated investments	15,942	334	2,051	2,692
Futures contracts	2,346,078	—	—	—
	33,943,565	14,022,654	19,752,314	31,510,616
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	16,860,952	(2,130,753)	11,480,124	(7,500,107)
Affiliated investments	(3,660)	4	200	49
Futures contracts	(2,208,433)	—	—	—
	14,648,859	(2,130,749)	11,480,324	(7,500,058)
Net realized and unrealized gain (loss)	48,592,424	11,891,905	31,232,638	24,010,558
Increase in net assets from operations	$53,518,935	$13,576,096	$29,880,823	$27,476,266
The accompanying notes are an integral part of the financial statements.	194

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2024

Investment income	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Dividends from unaffiliated investments	$2,096,676	$138,301,301	$12,295,350
Interest	966	1,082,794	94,799
Dividends from affiliated investments	—	11,128,760	1,474,334
Securities lending	6,908	594,239	190,749
Less foreign taxes withheld	(6,599)	(7,135,349)	(999)
Total investment income	2,097,951	143,971,745	14,054,233
Expenses
Investment management fees	1,345,037	45,836,215	4,491,146
Distribution and service fees	95,088	—	389,384
Accounting and legal services fees	22,959	1,285,316	168,351
Trustees' fees	3,439	150,760	18,527
Custodian fees	24,825	1,103,956	113,244
Printing and postage	14,237	82,607	25,659
Professional fees	41,134	286,485	67,381
Other	16,280	198,289	34,424
Total expenses	1,562,999	48,943,628	5,308,116
Less expense reductions	(91,136)	(10,337,443)	(755,902)
Net expenses	1,471,863	38,606,185	4,552,214
Net investment income	626,088	105,365,560	9,502,019
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	11,899,077	758,085,942	16,530,751
Affiliated investments	293	98,957	13,702
Futures contracts	—	39,202,184	7,149,815
	11,899,370	797,387,083	23,694,268
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(44,236)	172,416,756	165,059,849
Affiliated investments	19	(3,407)	(2,687)
Futures contracts	—	(16,877,359)	(2,521,709)
	(44,217)	155,535,990	162,535,453
Net realized and unrealized gain (loss)	11,855,153	952,923,073	186,229,721
Increase in net assets from operations	$12,481,241	$1,058,288,633	$195,731,740
The accompanying notes are an integral part of the financial statements.	195

John Hancock Variable Insurance Trust
Statements of changes in net assets

	500 Index Trust		American Asset Allocation Trust		American Global Growth Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$119,416,090	$113,329,066	$20,079,229	$19,719,489	$2,239,546	$889,800
Net realized gain	205,855,152	109,797,665	91,876,650	86,293,520	16,580,238	20,494,031
Change in net unrealized appreciation (depreciation)	1,792,729,369	1,527,318,544	63,717,931	39,243,999	6,298,741	16,057,669
Increase in net assets resulting from operations	2,118,000,611	1,750,445,275	175,673,810	145,257,008	25,118,525	37,441,500
Distributions to shareholders
From earnings
Series I	(156,436,116)	(135,892,893)	(28,415,938)	(51,643,021)	(6,635,654)	(6,868,077)
Series II	(1,833,633)	(1,860,402)	(52,721,639)	(107,598,534)	(12,895,863)	(15,869,111)
Series III	—	—	(8,159,908)	(15,994,464)	(3,080,831)	(3,729,017)
Series NAV	(71,609,133)	(65,722,893)	—	—	—	—
Total distributions	(229,878,882)	(203,476,188)	(89,297,485)	(175,236,019)	(22,612,348)	(26,466,205)
From portfolio share transactions
Portfolio share transactions	188,291,624	373,858,151	(51,506,270)	53,084,043	(2,515,641)	6,803,657
Total increase (decrease)	2,076,413,353	1,920,827,238	34,870,055	23,105,032	(9,464)	17,778,952
Net assets
Beginning of year	8,632,197,261	6,711,370,023	1,154,314,671	1,131,209,639	195,657,447	177,878,495
End of year	$10,708,610,614	$8,632,197,261	$1,189,184,726	$1,154,314,671	$195,647,983	$195,657,447
	American Growth Trust		American Growth-Income Trust		American International Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(560,338)	$(295,008)	$6,786,199	$8,345,372	$2,622,110	$2,975,930
Net realized gain (loss)	85,647,786	83,182,675	98,283,683	63,646,358	(4,660,673)	(208,960)
Change in net unrealized appreciation (depreciation)	177,449,949	182,663,133	96,651,636	123,772,785	12,839,899	47,143,572
Increase in net assets resulting from operations	262,537,397	265,550,800	201,721,518	195,764,515	10,801,336	49,910,542
Distributions to shareholders
From earnings
Series I	(27,039,941)	(37,705,288)	(26,662,119)	(34,400,319)	(1,114,114)	(18,047,858)
Series II	(48,542,734)	(82,889,195)	(30,911,701)	(45,445,213)	(1,544,898)	(31,836,484)
Series III	(7,666,292)	(12,991,046)	(13,917,294)	(20,110,673)	(318,581)	(4,346,330)
Total distributions	(83,248,967)	(133,585,529)	(71,491,114)	(99,956,205)	(2,977,593)	(54,230,672)
From portfolio share transactions
Portfolio share transactions	(59,380,915)	24,916,697	(68,379,768)	(6,358,827)	(21,283,824)	28,079,174
Total increase (decrease)	119,907,515	156,881,968	61,850,636	89,449,483	(13,460,081)	23,759,044
Net assets
Beginning of year	901,820,793	744,938,825	900,659,148	811,209,665	362,469,675	338,710,631
End of year	$1,021,728,308	$901,820,793	$962,509,784	$900,659,148	$349,009,594	$362,469,675
The accompanying notes are an integral part of the financial statements.	196

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(4,041,090)	$(2,586,237)	$(1,979,175)	$(829,394)	$9,312,092	$8,989,486
Net realized gain	308,843,712	175,429,823	75,193,352	34,830,484	51,044,110	3,562,580
Change in net unrealized appreciation (depreciation)	294,254,006	473,052,680	97,091,407	176,200,081	(5,754,627)	61,542,961
Increase in net assets resulting from operations	599,056,628	645,896,266	170,305,584	210,201,171	54,601,575	74,095,027
Distributions to shareholders
From earnings
Series I	(28,549,482)	—	(11,800,479)	(2,667,083)	(131,612)	(827,190)
Series II	(10,037,709)	—	(4,357,515)	(1,069,138)	(3,736,654)	(27,705,410)
Series NAV	(129,489,442)	—	(18,793,533)	(3,955,185)	(4,011,981)	(24,275,515)
Total distributions	(168,076,633)	—	(34,951,527)	(7,691,406)	(7,880,247)	(52,808,115)
From portfolio share transactions
Portfolio share transactions	(140,104,089)	(284,009,750)	(31,353,539)	(35,521,077)	(37,417,947)	26,067,916
Total increase	290,875,906	361,886,516	104,000,518	166,988,688	9,303,381	47,354,828
Net assets
Beginning of year	1,786,300,520	1,424,414,004	581,786,946	414,798,258	467,043,363	419,688,535
End of year	$2,077,176,426	$1,786,300,520	$685,787,464	$581,786,946	$476,346,744	$467,043,363
	Disciplined Value Emerging Markets Equity Trust		Disciplined Value International Trust		Equity Income Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$4,007,677	$6,744,280	$5,508,204	$6,262,779	$25,513,034	$27,017,515
Net realized gain (loss)	(12,109,269)	2,204,124	24,584,038	25,230,422	140,541,990	63,668,025
Change in net unrealized appreciation (depreciation)	2,992,835	20,723,666	(30,107,490)	17,503,015	(10,085,695)	33,059,255
Increase (decrease) in net assets resulting from operations	(5,108,757)	29,672,070	(15,248)	48,996,216	155,969,329	123,744,795
Distributions to shareholders
From earnings
Series I	(238,617)	(92,603)	(6,824,735)	(1,360,125)	(13,247,765)	(22,779,648)
Series II	(862,538)	(345,183)	(3,921,669)	(723,641)	(6,167,507)	(11,541,509)
Series NAV	(8,282,745)	(2,898,495)	(15,676,041)	(3,365,442)	(66,656,647)	(115,376,791)
Total distributions	(9,383,900)	(3,336,281)	(26,422,445)	(5,449,208)	(86,071,919)	(149,697,948)
From portfolio share transactions
Portfolio share transactions	11,815,718	(9,855,493)	8,908,878	(20,205,669)	(90,685,602)	40,005,404
Total increase (decrease)	(2,676,939)	16,480,296	(17,528,815)	23,341,339	(20,788,192)	14,052,251
Net assets
Beginning of year	221,129,749	204,649,453	282,425,858	259,084,519	1,387,863,156	1,373,810,905
End of year	$218,452,810	$221,129,749	$264,897,043	$282,425,858	$1,367,074,964	$1,387,863,156
The accompanying notes are an integral part of the financial statements.	197

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Financial Industries Trust		Fundamental All Cap Core Trust		Fundamental Large Cap Value Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,561,631	$2,282,360	$11,047,416	$8,925,771	$8,499,621	$8,211,943
Net realized gain (loss)	13,063,815	(6,157,749)	273,484,886	226,647,167	103,051,195	81,817,204
Change in net unrealized appreciation (depreciation)	17,876,501	8,608,034	255,011,132	391,841,948	15,654,010	65,910,966
Increase in net assets resulting from operations	32,501,947	4,732,645	539,543,434	627,414,886	127,204,826	155,940,113
Distributions to shareholders
From earnings
Series I	(840,158)	(4,504,609)	(10,032,913)	(12,650,526)	(47,936,072)	(35,679,840)
Series II	(129,808)	(799,649)	(4,539,165)	(5,746,353)	(15,117,520)	(11,902,011)
Series NAV	(307,177)	(1,483,487)	(215,562,330)	(250,991,267)	(21,177,077)	(14,726,125)
Total distributions	(1,277,143)	(6,787,745)	(230,134,408)	(269,388,146)	(84,230,669)	(62,307,976)
From portfolio share transactions
Portfolio share transactions	(6,879,645)	(16,941,321)	39,118,358	99,813,809	5,311,383	(34,438,539)
Total increase (decrease)	24,345,159	(18,996,421)	348,527,384	457,840,549	48,285,540	59,193,598
Net assets
Beginning of year	117,496,002	136,492,423	2,301,151,352	1,843,310,803	773,366,117	714,172,519
End of year	$141,841,161	$117,496,002	$2,649,678,736	$2,301,151,352	$821,651,657	$773,366,117
	Global Equity Trust		Health Sciences Trust		International Equity Index Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$3,666,783	$3,517,344	$(865,560)	$(695,226)	$22,771,602	$21,538,036
Net realized gain (loss)	32,936,685	14,653,642	31,306,230	17,309,208	(4,627,396)	(857,531)
Change in net unrealized appreciation (depreciation)	(6,001,982)	33,991,646	(24,030,832)	(6,304,211)	25,353,994	99,475,483
Increase in net assets resulting from operations	30,601,486	52,162,632	6,409,838	10,309,771	43,498,200	120,155,988
Distributions to shareholders
From earnings
Series I	(13,714,332)	(9,191,603)	(3,481,776)	(3,023,973)	(5,104,125)	(7,614,539)
Series II	(1,271,106)	(851,150)	(3,641,274)	(3,029,860)	(254,350)	(405,616)
Series NAV	(3,325,027)	(2,012,247)	(10,226,623)	(7,760,721)	(9,804,159)	(11,840,364)
Total distributions	(18,310,465)	(12,055,000)	(17,349,673)	(13,814,554)	(15,162,634)	(19,860,519)
From portfolio share transactions
Portfolio share transactions	(14,319,649)	(18,985,336)	(16,429,711)	(11,244,801)	(14,890,340)	6,099,140
Total increase (decrease)	(2,028,628)	21,122,296	(27,369,546)	(14,749,584)	13,445,226	106,394,609
Net assets
Beginning of year	296,176,621	275,054,325	263,192,982	277,942,566	885,855,409	779,460,800
End of year	$294,147,993	$296,176,621	$235,823,436	$263,192,982	$899,300,635	$885,855,409
The accompanying notes are an integral part of the financial statements.	198

John Hancock Variable Insurance Trust
Statements of changes in net assets

	International Small Company Trust		Lifestyle Balanced Portfolio		Lifestyle Conservative Portfolio
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,970,659	$2,035,357	$21,612,306	$19,639,689	$4,606,592	$4,204,531
Net realized gain (loss)	4,468,289	944,765	49,951,267	19,291,299	(1,261,862)	(2,674,010)
Change in net unrealized appreciation (depreciation)	(3,066,787)	10,034,862	6,407,566	78,671,990	3,246,220	12,396,400
Increase in net assets resulting from operations	3,372,161	13,014,984	77,971,139	117,602,978	6,590,950	13,926,921
Distributions to shareholders
From earnings
Series I	(634,624)	(769,798)	(1,811,123)	(4,080,070)	(424,087)	(924,592)
Series II	(403,121)	(485,267)	(35,495,359)	(81,294,696)	(4,244,584)	(9,877,048)
Series NAV	(2,324,209)	(2,978,923)	(9,317,113)	(16,626,546)	(250,333)	(473,285)
Total distributions	(3,361,954)	(4,233,988)	(46,623,595)	(102,001,312)	(4,919,004)	(11,274,925)
From portfolio share transactions
Portfolio share transactions	(11,465,375)	(446,278)	(20,566,406)	51,202,070	(11,364,221)	(2,231,391)
Total increase (decrease)	(11,455,168)	8,334,718	10,781,138	66,803,736	(9,692,275)	420,605
Net assets
Beginning of year	106,885,268	98,550,550	965,747,531	898,943,795	165,769,255	165,348,650
End of year	$95,430,100	$106,885,268	$976,528,669	$965,747,531	$156,076,980	$165,769,255
	Lifestyle Growth Portfolio		Lifestyle Moderate Portfolio		Mid Cap Growth Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$93,170,246	$87,226,450	$6,800,926	$6,302,752	$(3,765,292)	$(2,377,595)
Net realized gain (loss)	390,610,930	189,086,324	5,815,231	3,226,695	72,398,170	(34,207,331)
Change in net unrealized appreciation (depreciation)	69,875,928	497,095,114	6,484,749	21,990,686	72,669,899	137,287,470
Increase in net assets resulting from operations	553,657,104	773,407,888	19,100,906	31,520,133	141,302,777	100,702,544
Distributions to shareholders
From earnings
Series I	(11,663,304)	(28,035,209)	(567,581)	(1,227,642)	—	—
Series II	(241,799,171)	(596,187,700)	(9,454,027)	(22,217,552)	—	—
Series NAV	(37,898,081)	(79,192,942)	(2,216,112)	(4,391,952)	—	—
Total distributions	(291,360,556)	(703,415,851)	(12,237,720)	(27,837,146)	—	—
From portfolio share transactions
Portfolio share transactions	(352,367,273)	209,698,575	(28,042,147)	10,184,434	(91,720,124)	(57,353,316)
Total increase (decrease)	(90,070,725)	279,690,612	(21,178,961)	13,867,421	49,582,653	43,349,228
Net assets
Beginning of year	5,152,353,808	4,872,663,196	288,545,011	274,677,590	605,151,517	561,802,289
End of year	$5,062,283,083	$5,152,353,808	$267,366,050	$288,545,011	$654,734,170	$605,151,517
The accompanying notes are an integral part of the financial statements.	199

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Mid Cap Index Trust		Mid Value Trust		Real Estate Securities Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$13,710,341	$14,005,765	$6,949,766	$6,203,522	$5,672,732	$6,781,091
Net realized gain (loss)	86,590,458	41,315,201	105,117,562	40,095,215	18,735,358	(19,279,284)
Change in net unrealized appreciation (depreciation)	55,853,640	116,195,984	(15,857,840)	55,237,528	5,822,183	46,917,658
Increase in net assets resulting from operations	156,154,439	171,516,950	96,209,488	101,536,265	30,230,273	34,419,465
Distributions to shareholders
From earnings
Series I	(39,581,057)	(51,970,627)	(13,276,901)	(33,112,245)	(1,044,208)	(1,977,238)
Series II	(2,396,749)	(3,223,448)	(2,802,300)	(7,482,890)	(454,334)	(940,863)
Series NAV	(13,592,425)	(15,650,697)	(18,577,319)	(48,378,604)	(4,836,202)	(8,163,515)
Total distributions	(55,570,231)	(70,844,772)	(34,656,520)	(88,973,739)	(6,334,744)	(11,081,616)
From portfolio share transactions
Portfolio share transactions	(67,929,595)	(23,545,993)	(53,380,487)	38,064,088	(17,056,115)	(16,760,744)
Total increase	32,654,613	77,126,185	8,172,481	50,626,614	6,839,414	6,577,105
Net assets
Beginning of year	1,211,390,516	1,134,264,331	619,596,638	568,970,024	293,105,504	286,528,399
End of year	$1,244,045,129	$1,211,390,516	$627,769,119	$619,596,638	$299,944,918	$293,105,504
	Science & Technology Trust		Small Cap Index Trust		Small Cap Opportunities Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(4,906,564)	$(2,276,143)	$4,926,511	$6,106,597	$1,684,191	$919,125
Net realized gain	232,748,206	155,656,497	33,943,565	10,133,596	14,022,654	9,821,674
Change in net unrealized appreciation (depreciation)	106,996,091	181,006,804	14,648,859	60,858,932	(2,130,749)	16,064,342
Increase in net assets resulting from operations	334,837,733	334,387,158	53,518,935	77,099,125	13,576,096	26,805,141
Distributions to shareholders
From earnings
Series I	—	—	(9,978,020)	(9,173,494)	(5,270,646)	(7,164,756)
Series II	—	—	(665,587)	(636,763)	(1,758,771)	(2,513,812)
Series NAV	—	—	(3,893,643)	(3,510,487)	(3,560,035)	(4,659,251)
Total distributions	—	—	(14,537,250)	(13,320,744)	(10,589,452)	(14,337,819)
From portfolio share transactions
Portfolio share transactions	(132,215,572)	(16,770,274)	(37,567,338)	(16,334,114)	(6,000,413)	7,930,653
Total increase (decrease)	202,622,161	317,616,884	1,414,347	47,444,267	(3,013,769)	20,397,975
Net assets
Beginning of year	938,920,396	621,303,512	539,903,233	492,458,966	172,888,528	152,490,553
End of year	$1,141,542,557	$938,920,396	$541,317,580	$539,903,233	$169,874,759	$172,888,528
The accompanying notes are an integral part of the financial statements.	200

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Small Cap Stock Trust		Small Cap Value Trust		Small Company Value Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,351,815)	$(1,122,252)	$3,465,708	$3,529,230	$626,088	$684,354
Net realized gain (loss)	19,752,314	(699,886)	31,510,616	24,974,283	11,899,370	5,306,658
Change in net unrealized appreciation (depreciation)	11,480,324	41,283,382	(7,500,058)	30,476,608	(44,217)	9,729,869
Increase in net assets resulting from operations	29,880,823	39,461,244	27,476,266	58,980,121	12,481,241	15,720,881
Distributions to shareholders
From earnings
Series I	—	—	(7,781,731)	(11,572,708)	(1,776,252)	(2,998,586)
Series II	—	—	(1,101,472)	(1,729,984)	(1,324,580)	(2,305,826)
Series NAV	—	—	(19,274,555)	(27,287,401)	(2,602,283)	(3,849,226)
Total distributions	—	—	(28,157,758)	(40,590,093)	(5,703,115)	(9,153,638)
From portfolio share transactions
Portfolio share transactions	(17,706,836)	(12,694,770)	(19,396,140)	12,167,116	(8,694,591)	(6,066,819)
Total increase (decrease)	12,173,987	26,766,474	(20,077,632)	30,557,144	(1,916,465)	500,424
Net assets
Beginning of year	279,140,976	252,374,502	461,752,141	431,194,997	129,713,698	129,213,274
End of year	$291,314,963	$279,140,976	$441,674,509	$461,752,141	$127,797,233	$129,713,698
	Strategic Equity Allocation Trust		Total Stock Market Index Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$105,365,560	$116,062,716	$9,502,019	$8,651,700
Net realized gain	797,387,083	637,712,785	23,694,268	36,880,707
Change in net unrealized appreciation (depreciation)	155,535,990	649,821,587	162,535,453	120,644,052
Increase in net assets resulting from operations	1,058,288,633	1,403,597,088	195,731,740	166,176,459
Distributions to shareholders
From earnings
Series I	—	—	(24,232,404)	(31,296,480)
Series II	—	—	(2,042,884)	(2,748,424)
Series NAV	(741,764,159)	(504,749,872)	(17,350,467)	(15,450,346)
Total distributions	(741,764,159)	(504,749,872)	(43,625,755)	(49,495,250)
From portfolio share transactions
Portfolio share transactions	(553,385,668)	(584,711,351)	71,571,803	12,972,387
Total increase (decrease)	(236,861,194)	314,135,865	223,677,788	129,653,596
Net assets
Beginning of year	7,219,448,386	6,905,312,521	804,626,907	674,973,311
End of year	$6,982,587,192	$7,219,448,386	$1,028,304,695	$804,626,907
The accompanying notes are an integral part of the financial statements.	201

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust
Series I
12-31-2024	49.87	0.68	11.57	12.25	(0.62)	(0.71)	—	(1.33)	60.79	24.60	0.57	0.30	1.20	7,339	3
12-31-2023	40.70	0.67	9.72	10.39	(0.58)	(0.64)	—	(1.22)	49.87	25.90	0.55	0.30	1.48	5,787	2
12-31-2022	52.44	0.59	(10.22)	(9.63)	(0.56)	(1.55)	—	(2.11)	40.70	(18.37)	0.55	0.30	1.31	4,441	2
12-31-2021	43.08	0.52	11.55	12.07	(0.67)	(2.04)	—	(2.71)	52.44	28.29	0.54	0.30	1.06	5,400	2
12-31-2020	37.84	0.65	6.05	6.70	(0.71)	(0.75)	—	(1.46)	43.08	18.11	0.55	0.30	1.73	4,313	4
Series II
12-31-2024	49.88	0.57	11.56	12.13	(0.52)	(0.71)	—	(1.23)	60.78	24.36	0.77	0.50	1.00	92	3
12-31-2023	40.72	0.58	9.72	10.30	(0.50)	(0.64)	—	(1.14)	49.88	25.64	0.75	0.50	1.28	82	2
12-31-2022	52.45	0.50	(10.21)	(9.71)	(0.47)	(1.55)	—	(2.02)	40.72	(18.51)	0.75	0.50	1.11	70	2
12-31-2021	43.09	0.42	11.56	11.98	(0.58)	(2.04)	—	(2.62)	52.45	28.04	0.74	0.50	0.86	96	2
12-31-2020	37.87	0.58	6.02	6.60	(0.63)	(0.75)	—	(1.38)	43.09	17.83	0.75	0.50	1.53	79	4
Series NAV
12-31-2024	49.87	0.71	11.57	12.28	(0.64)	(0.71)	—	(1.35)	60.80	24.67	0.52	0.25	1.25	3,277	3
12-31-2023	40.70	0.70	9.71	10.41	(0.60)	(0.64)	—	(1.24)	49.87	25.95	0.50	0.25	1.53	2,764	2
12-31-2022	52.43	0.61	(10.20)	(9.59)	(0.59)	(1.55)	—	(2.14)	40.70	(18.31)	0.50	0.25	1.36	2,201	2
12-31-2021	43.07	0.54	11.55	12.09	(0.69)	(2.04)	—	(2.73)	52.43	28.36	0.49	0.25	1.11	2,944	2
12-31-2020	37.84	0.67	6.03	6.70	(0.72)	(0.75)	—	(1.47)	43.07	18.14	0.50	0.25	1.78	2,433	4
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
American Asset Allocation Trust
Series I
12-31-2024	9.17	0.18[3]	1.29	1.47	(0.17)	(0.61)	—	(0.78)	9.86	16.02	0.63[4]	0.62[4]	1.78[3]	382	7
12-31-2023	9.59	0.18[3]	1.00	1.18	(0.17)	(1.43)	—	(1.60)	9.17	13.90	0.63[4]	0.63[4]	1.83[3]	343	6
12-31-2022	13.11	0.17[3]	(2.02)	(1.85)	(0.16)	(1.51)	—	(1.67)	9.59	(13.76)	0.63[4]	0.62[4]	1.54[3]	320	9
12-31-2021	12.26	0.15[3]	1.65	1.80	(0.15)	(0.80)	—	(0.95)	13.11	14.71	0.63[4]	0.62[4]	1.16[3]	374	5
12-31-2020	12.58	0.16[3]	1.22	1.38	(0.16)	(1.54)	—	(1.70)	12.26	12.02	0.63[4]	0.62[4]	1.30[3]	334	3
Series II
12-31-2024	9.17	0.16[3]	1.30	1.46	(0.16)	(0.61)	—	(0.77)	9.86	15.92	0.78[4]	0.71[4]	1.59[3]	704	7
12-31-2023	9.60	0.16[3]	1.00	1.16	(0.16)	(1.43)	—	(1.59)	9.17	13.68	0.78[4]	0.72[4]	1.67[3]	707	6
12-31-2022	13.11	0.16[3]	(2.01)	(1.85)	(0.15)	(1.51)	—	(1.66)	9.60	(13.77)	0.78[4]	0.71[4]	1.37[3]	710	9
12-31-2021	12.26	0.13[3]	1.65	1.78	(0.13)	(0.80)	—	(0.93)	13.11	14.61	0.78[4]	0.71[4]	0.98[3]	921	5
12-31-2020	12.58	0.14[3]	1.23	1.37	(0.15)	(1.54)	—	(1.69)	12.26	11.92	0.78[4]	0.71[4]	1.15[3]	953	3
Series III
12-31-2024	9.18	0.20[3]	1.31	1.51	(0.20)	(0.61)	—	(0.81)	9.88	16.50	0.28[4]	0.27[4]	2.04[3]	104	7
12-31-2023	9.60	0.21[3]	1.00	1.21	(0.20)	(1.43)	—	(1.63)	9.18	14.23	0.28[4]	0.28[4]	2.14[3]	104	6
12-31-2022	13.12	0.21[3]	(2.02)	(1.81)	(0.20)	(1.51)	—	(1.71)	9.60	(13.44)	0.28[4]	0.27[4]	1.82[3]	101	9
12-31-2021	12.27	0.19[3]	1.65	1.84	(0.19)	(0.80)	—	(0.99)	13.12	15.07	0.28[4]	0.27[4]	1.45[3]	128	5
12-31-2020	12.58	0.20[3]	1.23	1.43	(0.20)	(1.54)	—	(1.74)	12.27	12.45	0.28[4]	0.27[4]	1.61[3]	125	3
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	202

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
Series I
12-31-2024	14.27	0.18[3]	1.74	1.92	(0.16)	(1.65)	—	(1.81)	14.38	13.20	0.66[4]	0.65[4]	1.16[3]	58	6
12-31-2023	13.73	0.08[3]	2.66	2.74	(0.07)	(2.13)	—	(2.20)	14.27	22.12	0.66[4]	0.65[4]	0.52[3]	52	12
12-31-2022	21.63	0.05[3]	(5.61)	(5.56)	(0.04)	(2.30)	—	(2.34)	13.73	(25.05)	0.66[4]	0.65[4]	0.33[3]	41	13
12-31-2021	19.75	(0.01)[3]	3.16	3.15	—	(1.27)	—	(1.27)	21.63	16.00	0.64[4]	0.63[4]	(0.04)[3]	48	8
12-31-2020	16.49	—[3,5]	4.76	4.76	(0.01)	(1.49)	—	(1.50)	19.75	29.96	0.65[4]	0.64[4]	(0.02)[3]	39	6
Series II
12-31-2024	14.17	0.15[3]	1.74	1.89	(0.14)	(1.65)	—	(1.79)	14.27	13.15	0.81[4]	0.72[4]	1.00[3]	111	6
12-31-2023	13.65	0.06[3]	2.65	2.71	(0.06)	(2.13)	—	(2.19)	14.17	22.02	0.81[4]	0.72[4]	0.38[3]	117	12
12-31-2022	21.51	0.03[3]	(5.57)	(5.54)	(0.02)	(2.30)	—	(2.32)	13.65	(25.08)	0.81[4]	0.72[4]	0.18[3]	112	13
12-31-2021	19.66	(0.03)[3]	3.15	3.12	—	(1.27)	—	(1.27)	21.51	15.92	0.79[4]	0.70[4]	(0.14)[3]	169	8
12-31-2020	16.44	(0.02)[3]	4.74	4.72	(0.01)	(1.49)	—	(1.50)	19.66	29.80	0.80[4]	0.71[4]	(0.13)[3]	172	6
Series III
12-31-2024	14.35	0.23[3]	1.75	1.98	(0.21)	(1.65)	—	(1.86)	14.47	13.58	0.31[4]	0.30[4]	1.44[3]	27	6
12-31-2023	13.79	0.12[3]	2.69	2.81	(0.12)	(2.13)	—	(2.25)	14.35	22.55	0.31[4]	0.30[4]	0.82[3]	27	12
12-31-2022	21.71	0.11[3]	(5.64)	(5.53)	(0.09)	(2.30)	—	(2.39)	13.79	(24.77)	0.31[4]	0.30[4]	0.64[3]	25	13
12-31-2021	19.75	0.06[3]	3.17	3.23	—	(1.27)	—	(1.27)	21.71	16.41	0.29[4]	0.28[4]	0.29[3]	33	8
12-31-2020	16.43	0.05[3]	4.77	4.82	(0.01)	(1.49)	—	(1.50)	19.75	30.44	0.30[4]	0.29[4]	0.30[3]	32	6
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5 Less than $0.005 per share.
American Growth Trust
Series I
12-31-2024	15.41	(0.01)[3]	4.72	4.71	—	(1.58)[4]	—	(1.58)	18.54	31.09	0.63[5]	0.62[5]	(0.03)[3]	354	5
12-31-2023	13.39	—[3,6]	4.67	4.67	(0.01)	(2.64)	—	(2.65)	15.41	37.99	0.64[5]	0.63[5]	(0.01)[3]	271	8
12-31-2022	26.51	—[3,6]	(7.86)	(7.86)	—	(5.26)[4]	—	(5.26)	13.39	(30.20)	0.63[5]	0.62[5]	(0.02)[3]	188	11
12-31-2021	23.31	(0.04)[3]	5.05	5.01	—	(1.81)[4]	—	(1.81)	26.51	21.55	0.63[5]	0.62[5]	(0.14)[3]	265	14
12-31-2020	17.56	(0.01)[3]	8.58	8.57	(0.02)	(2.80)	—	(2.82)	23.31	51.52	0.63[5]	0.62[5]	(0.06)[3]	215	4
Series II
12-31-2024	15.12	(0.02)[3]	4.63	4.61	—	(1.58)[4]	—	(1.58)	18.15	31.03	0.78[5]	0.68[5]	(0.13)[3]	577	5
12-31-2023	13.19	(0.02)[3]	4.60	4.58	(0.01)	(2.64)	—	(2.65)	15.12	37.88	0.79[5]	0.69[5]	(0.10)[3]	545	8
12-31-2022	26.22	(0.02)[3]	(7.76)	(7.78)	(0.01)	(5.24)[4]	—	(5.25)	13.19	(30.25)	0.78[5]	0.68[5]	(0.11)[3]	481	11
12-31-2021	23.07	(0.06)[3]	5.00	4.94	—	(1.79)[4]	—	(1.79)	26.22	21.49	0.78[5]	0.68[5]	(0.23)[3]	739	14
12-31-2020	17.41	(0.03)[3]	8.51	8.48	(0.02)	(2.80)	—	(2.82)	23.07	51.46	0.78[5]	0.68[5]	(0.13)[3]	729	4
Series III
12-31-2024	15.33	0.05[3]	4.71	4.76	—	(1.59)[4]	—	(1.59)	18.50	31.60	0.28[5]	0.27[5]	0.29[3]	91	5
12-31-2023	13.29	0.05[3]	4.64	4.69	(0.01)	(2.64)	—	(2.65)	15.33	38.45	0.29[5]	0.28[5]	0.31[3]	86	8
12-31-2022	26.38	0.06[3]	(7.82)	(7.76)	—	(5.33)[4]	—	(5.33)	13.29	(29.95)	0.28[5]	0.27[5]	0.31[3]	76	11
12-31-2021	23.19	0.05[3]	5.04	5.09	—	(1.90)[4]	—	(1.90)	26.38	22.00	0.28[5]	0.27[5]	0.19[3]	106	14
12-31-2020	17.43	0.05[3]	8.53	8.58	(0.02)	(2.80)	—	(2.82)	23.19	51.98	0.28[5]	0.27[5]	0.28[3]	103	4
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds. 5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 6 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	203

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
Series I
12-31-2024	15.73	0.13[3]	3.58	3.71	(0.12)	(1.27)	—	(1.39)	18.05	23.71	0.63[4]	0.63[4]	0.72[3]	368	6
12-31-2023	14.21	0.15[3]	3.27	3.42	(0.16)	(1.74)	—	(1.90)	15.73	25.68	0.64[4]	0.63[4]	0.97[3]	315	8
12-31-2022	18.55	0.14[3]	(3.28)	(3.14)	(0.13)	(1.07)	—	(1.20)	14.21	(16.78)	0.63[4]	0.62[4]	0.89[3]	268	12
12-31-2021	15.87	0.13[3]	3.59	3.72	(0.13)	(0.91)	—	(1.04)	18.55	23.61	0.63[4]	0.62[4]	0.74[3]	344	3
12-31-2020	16.38	0.15[3]	1.75	1.90	(0.16)	(2.25)	—	(2.41)	15.87	13.11	0.63[4]	0.62[4]	0.97[3]	298	8
Series II
12-31-2024	15.62	0.10[3]	3.57	3.67	(0.10)	(1.27)	—	(1.37)	17.92	23.66	0.78[4]	0.71[4]	0.58[3]	417	6
12-31-2023	14.13	0.13[3]	3.24	3.37	(0.14)	(1.74)	—	(1.88)	15.62	25.52	0.79[4]	0.71[4]	0.85[3]	410	8
12-31-2022	18.45	0.12[3]	(3.25)	(3.13)	(0.12)	(1.07)	—	(1.19)	14.13	(16.84)	0.78[4]	0.70[4]	0.78[3]	380	12
12-31-2021	15.79	0.11[3]	3.58	3.69	(0.12)	(0.91)	—	(1.03)	18.45	23.51	0.78[4]	0.70[4]	0.61[3]	531	3
12-31-2020	16.31	0.14[3]	1.74	1.88	(0.15)	(2.25)	—	(2.40)	15.79	13.02	0.78[4]	0.70[4]	0.88[3]	528	8
Series III
12-31-2024	15.69	0.18[3]	3.60	3.78	(0.18)	(1.27)	—	(1.45)	18.02	24.17	0.28[4]	0.28[4]	1.01[3]	177	6
12-31-2023	14.17	0.20[3]	3.27	3.47	(0.21)	(1.74)	—	(1.95)	15.69	26.14	0.29[4]	0.28[4]	1.29[3]	175	8
12-31-2022	18.52	0.20[3]	(3.29)	(3.09)	(0.19)	(1.07)	—	(1.26)	14.17	(16.56)	0.28[4]	0.27[4]	1.24[3]	163	12
12-31-2021	15.83	0.19[3]	3.60	3.79	(0.19)	(0.91)	—	(1.10)	18.52	24.13	0.28[4]	0.27[4]	1.05[3]	216	3
12-31-2020	16.34	0.21[3]	1.74	1.95	(0.21)	(2.25)	—	(2.46)	15.83	13.47	0.28[4]	0.27[4]	1.32[3]	208	8
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American International Trust
Series I
12-31-2024	14.50	0.12[3]	0.29	0.41	(0.12)	(0.02)	—	(0.14)	14.77	2.79	0.64[4]	0.63[4]	0.80[3]	122	6
12-31-2023	15.03	0.15[3]	1.87	2.02	(0.15)	(2.40)	—	(2.55)	14.50	15.39	0.65[4]	0.64[4]	0.93[3]	122	7
12-31-2022	20.56	0.22[3]	(4.63)	(4.41)	(0.22)	(0.90)	—	(1.12)	15.03	(21.11)	0.64[4]	0.63[4]	1.32[3]	106	15
12-31-2021	21.41	0.41[3]	(0.80)	(0.39)	(0.42)	(0.04)	—	(0.46)	20.56	(1.81)	0.63[4]	0.63[4]	1.89[3]	145	9
12-31-2020	19.83	0.06[3]	2.46	2.52	(0.07)	(0.87)	—	(0.94)	21.41	13.56	0.64[4]	0.63[4]	0.32[3]	170	10
Series II
12-31-2024	14.50	0.10[3]	0.28	0.38	(0.10)	(0.02)	—	(0.12)	14.76	2.61	0.79[4]	0.75[4]	0.62[3]	201	6
12-31-2023	15.03	0.12[3]	1.87	1.99	(0.12)	(2.40)	—	(2.52)	14.50	15.23	0.80[4]	0.77[4]	0.75[3]	213	7
12-31-2022	20.54	0.20[3]	(4.61)	(4.41)	(0.20)	(0.90)	—	(1.10)	15.03	(21.16)	0.79[4]	0.76[4]	1.20[3]	206	15
12-31-2021	21.39	0.39[3]	(0.81)	(0.42)	(0.39)	(0.04)	—	(0.43)	20.54	(1.96)	0.78[4]	0.76[4]	1.80[3]	293	9
12-31-2020	19.82	0.03[3]	2.46	2.49	(0.05)	(0.87)	—	(0.92)	21.39	13.40	0.79[4]	0.76[4]	0.16[3]	317	10
Series III
12-31-2024	14.43	0.17[3]	0.28	0.45	(0.17)	(0.02)	—	(0.19)	14.69	3.10	0.29[4]	0.28[4]	1.08[3]	26	6
12-31-2023	14.97	0.20[3]	1.86	2.06	(0.20)	(2.40)	—	(2.60)	14.43	15.76	0.30[4]	0.29[4]	1.24[3]	28	7
12-31-2022	20.48	0.29[3]	(4.62)	(4.33)	(0.28)	(0.90)	—	(1.18)	14.97	(20.80)	0.29[4]	0.28[4]	1.72[3]	27	15
12-31-2021	21.34	0.50[3]	(0.82)	(0.32)	(0.50)	(0.04)	—	(0.54)	20.48	(1.50)	0.28[4]	0.28[4]	2.31[3]	36	9
12-31-2020	19.75	0.12[3]	2.47	2.59	(0.13)	(0.87)	—	(1.00)	21.34	13.98	0.29[4]	0.28[4]	0.64[3]	38	10
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	204

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
Series I
12-31-2024	27.01	(0.07)	9.59	9.52	—	(2.86)	—	(2.86)	33.67	35.65	0.82	0.78	(0.23)	358	17
12-31-2023	18.06	(0.04)	8.99	8.95	—	—	—	—	27.01	49.56	0.83	0.79	(0.19)	304	11
12-31-2022	40.95	(0.08)	(14.95)	(15.03)	—	(7.86)	—	(7.86)	18.06	(38.09)	0.83	0.79	(0.28)	227	17
12-31-2021	40.21	(0.20)	7.02	6.82	—	(6.08)	—	(6.08)	40.95	16.87	0.82	0.79	(0.46)	402	36
12-31-2020	34.45	(0.11)	11.57	11.46	—	(5.70)	—	(5.70)	40.21	34.30	0.83	0.80	(0.28)	383	24
Series II
12-31-2024	24.94	(0.13)	8.84	8.71	—	(2.86)	—	(2.86)	30.79	35.36	1.02	0.98	(0.43)	114	17
12-31-2023	16.71	(0.08)	8.31	8.23	—	—	—	—	24.94	49.25	1.03	0.99	(0.39)	101	11
12-31-2022	38.84	(0.13)	(14.14)	(14.27)	—	(7.86)	—	(7.86)	16.71	(38.20)	1.03	0.99	(0.48)	79	17
12-31-2021	38.48	(0.27)	6.71	6.44	—	(6.08)	—	(6.08)	38.84	16.63	1.02	0.99	(0.66)	146	36
12-31-2020	33.22	(0.17)	11.13	10.96	—	(5.70)	—	(5.70)	38.48	34.06	1.03	1.00	(0.48)	150	24
Series NAV
12-31-2024	27.12	(0.06)	9.64	9.58	—	(2.86)	—	(2.86)	33.84	35.73	0.77	0.73	(0.18)	1,605	17
12-31-2023	18.13	(0.03)	9.02	8.99	—	—	—	—	27.12	49.59	0.78	0.74	(0.14)	1,382	11
12-31-2022	41.04	(0.07)	(14.98)	(15.05)	—	(7.86)	—	(7.86)	18.13	(38.05)	0.78	0.74	(0.23)	1,119	17
12-31-2021	40.27	(0.18)	7.03	6.85	—	(6.08)	—	(6.08)	41.04	16.92	0.77	0.74	(0.41)	1,883	36
12-31-2020	34.47	(0.09)	11.59	11.50	—	(5.70)	—	(5.70)	40.27	34.40	0.78	0.75	(0.23)	1,823	24
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Capital Appreciation Trust
Series I
12-31-2024	4.94	(0.02)	1.53	1.51	—	(0.32)	—	(0.32)	6.13	30.81	0.80	0.79	(0.31)	232	30
12-31-2023	3.28	(0.01)	1.73	1.72	—	(0.06)	—	(0.06)	4.94	52.85	0.82	0.81	(0.17)	204	34
12-31-2022	7.48	(0.01)	(2.70)	(2.71)	—	(1.49)	—	(1.49)	3.28	(37.70)	0.81	0.81	(0.22)	151	31
12-31-2021	7.60	(0.04)	1.26	1.22	—	(1.34)	—	(1.34)	7.48	15.75	0.79	0.78	(0.50)	272	40
12-31-2020	5.39	(0.02)	2.96	2.94	—	(0.73)	—	(0.73)	7.60	56.04	0.80	0.79	(0.32)	272	56
Series II
12-31-2024	3.77	(0.02)	1.16	1.14	—	(0.32)	—	(0.32)	4.59	30.54	1.00	0.99	(0.51)	66	30
12-31-2023	2.52	(0.01)	1.32	1.31	—	(0.06)	—	(0.06)	3.77	52.51	1.02	1.01	(0.37)	61	34
12-31-2022	6.28	(0.02)	(2.25)	(2.27)	—	(1.49)	—	(1.49)	2.52	(37.88)	1.01	1.01	(0.42)	46	31
12-31-2021	6.57	(0.05)	1.10	1.05	—	(1.34)	—	(1.34)	6.28	15.64	0.99	0.98	(0.70)	88	40
12-31-2020	4.74	(0.03)	2.59	2.56	—	(0.73)	—	(0.73)	6.57	55.70	1.00	0.99	(0.52)	89	56
Series NAV
12-31-2024	5.02	(0.02)	1.55	1.53	—	(0.32)	—	(0.32)	6.23	30.71	0.75	0.74	(0.26)	389	30
12-31-2023	3.33	—[3]	1.75	1.75	—	(0.06)	—	(0.06)	5.02	52.95	0.77	0.76	(0.12)	317	34
12-31-2022	7.55	(0.01)	(2.72)	(2.73)	—	(1.49)	—	(1.49)	3.33	(37.59)	0.76	0.76	(0.18)	217	31
12-31-2021	7.66	(0.04)	1.27	1.23	—	(1.34)	—	(1.34)	7.55	15.76	0.74	0.73	(0.45)	436	40
12-31-2020	5.42	(0.02)	2.99	2.97	—	(0.73)	—	(0.73)	7.66	56.29	0.75	0.74	(0.27)	382	56
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	205

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Trust
Series I
12-31-2024	11.02	0.24	1.12	1.36	(0.10)	(0.11)	—	(0.21)	12.17	12.33	0.94	0.89	2.04	8	83
12-31-2023	10.62	0.24	1.56	1.80	(0.20)	(1.20)	—	(1.40)	11.02	18.18	0.95	0.90	2.10	7	76
12-31-2022	14.06	0.14	(1.83)	(1.69)	(0.13)	(1.62)	—	(1.75)	10.62	(11.86)	0.94	0.90	1.14	8	88
12-31-2021	13.39	0.09	2.31	2.40	(0.11)	(1.62)	—	(1.73)	14.06	18.13	0.93	0.88	0.63	8	55
12-31-2020	12.55	0.11	1.98	2.09	(0.15)	(1.10)	—	(1.25)	13.39	17.40	0.94	0.90	0.85	6	88
Series II
12-31-2024	10.93	0.22	1.11	1.33	(0.08)	(0.11)	—	(0.19)	12.07	12.15	1.14	1.09	1.84	237	83
12-31-2023	10.54	0.21	1.56	1.77	(0.18)	(1.20)	—	(1.38)	10.93	18.01	1.15	1.10	1.90	245	76
12-31-2022	13.97	0.11	(1.82)	(1.71)	(0.10)	(1.62)	—	(1.72)	10.54	(12.07)	1.14	1.10	0.93	233	88
12-31-2021	13.32	0.06	2.29	2.35	(0.08)	(1.62)	—	(1.70)	13.97	17.85	1.13	1.08	0.43	290	55
12-31-2020	12.49	0.09	1.96	2.05	(0.12)	(1.10)	—	(1.22)	13.32	17.19	1.14	1.10	0.68	287	88
Series NAV
12-31-2024	10.97	0.25	1.11	1.36	(0.10)	(0.11)	—	(0.21)	12.12	12.43	0.89	0.84	2.09	232	83
12-31-2023	10.57	0.24	1.57	1.81	(0.21)	(1.20)	—	(1.41)	10.97	18.31	0.90	0.85	2.16	215	76
12-31-2022	14.01	0.15	(1.84)	(1.69)	(0.13)	(1.62)	—	(1.75)	10.57	(11.87)	0.89	0.85	1.20	179	88
12-31-2021	13.35	0.10	2.30	2.40	(0.12)	(1.62)	—	(1.74)	14.01	18.16	0.88	0.83	0.68	198	55
12-31-2020	12.52	0.12	1.96	2.08	(0.15)	(1.10)	—	(1.25)	13.35	17.42	0.89	0.85	0.93	156	88
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Disciplined Value Emerging Markets Equity Trust
Series I
12-31-2024	10.06	0.18	(0.41)	(0.23)	(0.42)	—	—	(0.42)	9.41	(2.48)	1.08	1.07	1.76	6	264[3]
12-31-2023	8.88	0.30	1.03	1.33	(0.15)	—	—	(0.15)	10.06	15.19	1.09	1.08	3.21	6	12
12-31-2022	10.50	0.37	(1.63)	(1.26)	(0.36)	—	—	(0.36)	8.88	(11.67)	1.12	1.11	3.83	6	15
12-31-2021	9.67	0.26	0.83	1.09	(0.26)	—	—	(0.26)	10.50	11.18	1.09	1.08	2.48	7	26
12-31-2020	9.57	0.16	0.14	0.30	(0.20)	—	—	(0.20)	9.67	3.56	1.21	1.20	1.99	6	26
Series II
12-31-2024	10.06	0.16	(0.41)	(0.25)	(0.40)	—	—	(0.40)	9.41	(2.65)	1.28	1.27	1.57	21	264[3]
12-31-2023	8.89	0.28	1.03	1.31	(0.14)	—	—	(0.14)	10.06	14.85	1.29	1.28	2.97	26	12
12-31-2022	10.51	0.35	(1.63)	(1.28)	(0.34)	—	—	(0.34)	8.89	(11.87)	1.32	1.31	3.61	26	15
12-31-2021	9.67	0.24	0.84	1.08	(0.24)	—	—	(0.24)	10.51	11.08	1.29	1.28	2.27	34	26
12-31-2020	9.57	0.15	0.14	0.29	(0.19)	—	—	(0.19)	9.67	3.36	1.41	1.40	1.82	33	26
Series NAV
12-31-2024	10.04	0.18	(0.40)	(0.22)	(0.43)	—	—	(0.43)	9.39	(2.44)	1.03	1.02	1.81	192	264[3]
12-31-2023	8.87	0.30	1.03	1.33	(0.16)	—	—	(0.16)	10.04	15.15	1.04	1.03	3.22	189	12
12-31-2022	10.49	0.37	(1.63)	(1.26)	(0.36)	—	—	(0.36)	8.87	(11.63)	1.07	1.06	3.89	173	15
12-31-2021	9.65	0.27	0.83	1.10	(0.26)	—	—	(0.26)	10.49	11.25	1.04	1.03	2.55	210	26
12-31-2020	9.55	0.17	0.14	0.31	(0.21)	—	—	(0.21)	9.65	3.72	1.16	1.15	2.07	194	26
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	206

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Disciplined Value International Trust
Series I
12-31-2024	15.47	0.31	(0.24)	0.07	(0.05)	(1.50)	—	(1.55)	13.99	(0.38)	0.84	0.84	1.95	68	93
12-31-2023	13.15	0.32	2.28	2.60	(0.28)	—	—	(0.28)	15.47	19.96	0.87	0.86	2.22	77	81
12-31-2022	14.38	0.31	(1.05)	(0.74)	(0.49)	—	—	(0.49)	13.15	(4.77)	0.93	0.92	2.33	67	74
12-31-2021	13.05	0.46	1.25	1.71	(0.38)	—	—	(0.38)	14.38	13.06	0.93	0.92	3.21	78	60
12-31-2020	12.92	0.21	0.17	0.38	(0.25)	—	—	(0.25)	13.05	3.27	0.94	0.94	1.85	77	190[3]
Series II
12-31-2024	15.45	0.28	(0.24)	0.04	(0.02)	(1.50)	—	(1.52)	13.97	(0.56)	1.04	1.04	1.75	40	93
12-31-2023	13.14	0.29	2.27	2.56	(0.25)	—	—	(0.25)	15.45	19.69	1.07	1.06	2.02	45	81
12-31-2022	14.37	0.29	(1.06)	(0.77)	(0.46)	—	—	(0.46)	13.14	(4.98)	1.13	1.12	2.15	41	74
12-31-2021	13.04	0.43	1.25	1.68	(0.35)	—	—	(0.35)	14.37	12.86	1.13	1.12	3.02	46	60
12-31-2020	12.91	0.19	0.17	0.36	(0.23)	—	—	(0.23)	13.04	3.07	1.14	1.14	1.65	46	190[3]
Series NAV
12-31-2024	15.33	0.31	(0.23)	0.08	(0.06)	(1.50)	—	(1.56)	13.85	(0.35)	0.79	0.79	1.98	156	93
12-31-2023	13.03	0.33	2.25	2.58	(0.28)	—	—	(0.28)	15.33	20.05	0.82	0.81	2.27	161	81
12-31-2022	14.26	0.31	(1.04)	(0.73)	(0.50)	—	—	(0.50)	13.03	(4.75)	0.88	0.87	2.35	151	74
12-31-2021	12.94	0.46	1.24	1.70	(0.38)	—	—	(0.38)	14.26	13.15	0.88	0.87	3.26	193	60
12-31-2020	12.82	0.21	0.16	0.37	(0.25)	—	—	(0.25)	12.94	3.27	0.89	0.89	1.90	178	190[3]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
Equity Income Trust
Series I
12-31-2024	13.44	0.26	1.34	1.60	(0.25)	(0.67)	—	(0.92)	14.12	11.67	0.77	0.74	1.79	211	22
12-31-2023	13.93	0.27	0.83	1.10	(0.27)	(1.32)	—	(1.59)	13.44	9.39	0.78	0.75	1.97	214	18
12-31-2022	16.63	0.30	(0.95)	(0.65)	(0.29)	(1.76)	—	(2.05)	13.93	(3.40)	0.78	0.75	1.92	218	16
12-31-2021	13.79	0.26	3.23	3.49	(0.32)	(0.33)	—	(0.65)	16.63	25.42	0.77	0.74	1.62	250	21
12-31-2020	15.35	0.30	(0.40)	(0.10)	(0.41)	(1.05)	—	(1.46)	13.79	1.02	0.79	0.76	2.32	225	28
Series II
12-31-2024	13.33	0.23	1.31	1.54	(0.22)	(0.67)	—	(0.89)	13.98	11.36	0.97	0.94	1.59	100	22
12-31-2023	13.82	0.24	0.84	1.08	(0.25)	(1.32)	—	(1.57)	13.33	9.26	0.98	0.95	1.77	107	18
12-31-2022	16.52	0.27	(0.95)	(0.68)	(0.26)	(1.76)	—	(2.02)	13.82	(3.64)	0.98	0.95	1.72	113	16
12-31-2021	13.70	0.23	3.21	3.44	(0.29)	(0.33)	—	(0.62)	16.52	25.21	0.97	0.94	1.42	130	21
12-31-2020	15.27	0.27	(0.40)	(0.13)	(0.39)	(1.05)	—	(1.44)	13.70	0.75	0.99	0.96	2.11	120	28
Series NAV
12-31-2024	13.33	0.26	1.32	1.58	(0.25)	(0.67)	—	(0.92)	13.99	11.67	0.72	0.69	1.84	1,056	22
12-31-2023	13.82	0.28	0.83	1.11	(0.28)	(1.32)	—	(1.60)	13.33	9.52	0.73	0.70	2.02	1,067	18
12-31-2022	16.52	0.31	(0.95)	(0.64)	(0.30)	(1.76)	—	(2.06)	13.82	(3.38)	0.73	0.70	1.96	1,043	16
12-31-2021	13.70	0.27	3.21	3.48	(0.33)	(0.33)	—	(0.66)	16.52	25.49	0.72	0.69	1.67	1,311	21
12-31-2020	15.27	0.31	(0.41)	(0.10)	(0.42)	(1.05)	—	(1.47)	13.70	1.01	0.74	0.71	2.38	1,139	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	207

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Industries Trust
Series I
12-31-2024	11.01	0.16	3.16	3.32	(0.13)	—	—	(0.13)	14.20	30.23	0.94	0.93	1.27	95	67
12-31-2023	11.20	0.21	0.26	0.47	(0.19)	(0.47)	—	(0.66)	11.01	5.22	0.95	0.94	1.95	77	68
12-31-2022	16.38	0.22	(2.47)	(2.25)	(0.35)	(2.58)	—	(2.93)	11.20	(13.67)	0.91	0.90	1.51	93	50
12-31-2021	12.79	0.15	3.65	3.80	(0.13)	(0.08)	—	(0.21)	16.38	29.70	0.90	0.89	0.96	132	74
12-31-2020	14.08	0.14	(0.06)	0.08	(0.17)	(1.20)	—	(1.37)	12.79	2.17	0.94	0.93	1.15	93	44
Series II
12-31-2024	10.86	0.13	3.12	3.25	(0.11)	—	—	(0.11)	14.00	29.99	1.14	1.13	1.07	16	67
12-31-2023	11.06	0.18	0.26	0.44	(0.17)	(0.47)	—	(0.64)	10.86	4.98	1.15	1.14	1.75	14	68
12-31-2022	16.21	0.18	(2.43)	(2.25)	(0.32)	(2.58)	—	(2.90)	11.06	(13.83)	1.11	1.10	1.31	16	50
12-31-2021	12.67	0.11	3.62	3.73	(0.11)	(0.08)	—	(0.19)	16.21	29.38	1.10	1.09	0.75	22	74
12-31-2020	13.96	0.11	(0.05)	0.06	(0.15)	(1.20)	—	(1.35)	12.67	1.99	1.14	1.13	0.95	15	44
Series NAV
12-31-2024	10.95	0.16	3.16	3.32	(0.14)	—	—	(0.14)	14.13	30.36	0.89	0.88	1.32	31	67
12-31-2023	11.15	0.21	0.25	0.46	(0.19)	(0.47)	—	(0.66)	10.95	5.21	0.90	0.89	2.00	26	68
12-31-2022	16.32	0.22	(2.45)	(2.23)	(0.36)	(2.58)	—	(2.94)	11.15	(13.61)	0.86	0.85	1.57	27	50
12-31-2021	12.75	0.15	3.64	3.79	(0.14)	(0.08)	—	(0.22)	16.32	29.70	0.85	0.84	1.01	34	74
12-31-2020	14.03	0.14	(0.04)	0.10	(0.18)	(1.20)	—	(1.38)	12.75	2.31	0.89	0.88	1.20	25	44
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Fundamental All Cap Core Trust
Series I
12-31-2024	28.84	0.13	6.76	6.89	(0.04)	(3.04)	—	(3.08)	32.65	24.16	0.76	0.75	0.40	113	16
12-31-2023	24.72	0.11	7.89	8.00	(0.11)	(3.77)	—	(3.88)	28.84	35.40	0.77	0.76	0.39	105	16
12-31-2022	36.40	0.07	(8.85)	(8.78)	(0.07)	(2.83)	—	(2.90)	24.72	(24.29)	0.76	0.76	0.24	85	29
12-31-2021	30.15	0.04	9.14	9.18	(0.04)	(2.89)	—	(2.93)	36.40	30.63	0.76	0.75	0.11	138	14
12-31-2020	24.56	0.06	6.42	6.48	(0.10)	(0.79)	—	(0.89)	30.15	26.87	0.76	0.76	0.26	120	19
Series II
12-31-2024	28.68	0.06	6.72	6.78	—	(3.04)	—	(3.04)	32.42	23.92	0.96	0.95	0.20	51	16
12-31-2023	24.61	0.05	7.84	7.89	(0.05)	(3.77)	—	(3.82)	28.68	35.10	0.97	0.96	0.19	48	16
12-31-2022	36.24	0.01	(8.81)	(8.80)	—[3]	(2.83)	—	(2.83)	24.61	(24.43)	0.96	0.96	0.04	41	29
12-31-2021	30.06	(0.03)	9.10	9.07	—	(2.89)	—	(2.89)	36.24	30.34	0.96	0.95	(0.09)	62	14
12-31-2020	24.49	0.01	6.40	6.41	(0.05)	(0.79)	—	(0.84)	30.06	26.65	0.96	0.96	0.05	51	19
Series NAV
12-31-2024	29.09	0.14	6.83	6.97	(0.05)	(3.04)	—	(3.09)	32.97	24.24	0.71	0.70	0.45	2,485	16
12-31-2023	24.91	0.12	7.95	8.07	(0.12)	(3.77)	—	(3.89)	29.09	35.44	0.72	0.71	0.44	2,148	16
12-31-2022	36.66	0.09	(8.93)	(8.84)	(0.08)	(2.83)	—	(2.91)	24.91	(24.26)	0.71	0.71	0.29	1,717	29
12-31-2021	30.34	0.06	9.21	9.27	(0.06)	(2.89)	—	(2.95)	36.66	30.68	0.71	0.70	0.16	2,457	14
12-31-2020	24.71	0.08	6.45	6.53	(0.11)	(0.79)	—	(0.90)	30.34	26.97	0.71	0.71	0.30	2,017	19
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	208

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Large Cap Value Trust
Series I
12-31-2024	25.39	0.30	4.06	4.36	(0.09)	(2.91)	—	(3.00)	26.75	16.98	0.78	0.76	1.06	462	16
12-31-2023	22.62	0.28	4.68	4.96	(0.26)	(1.93)	—	(2.19)	25.39	23.45	0.79	0.77	1.14	447	13
12-31-2022	28.91	0.26	(2.73)	(2.47)	(0.29)	(3.53)	—	(3.82)	22.62	(7.95)	0.78	0.77	1.01	408	21
12-31-2021	25.10	0.22	7.34	7.56	(0.24)	(3.51)	—	(3.75)	28.91	29.96	0.77	0.76	0.75	483	29
12-31-2020	23.13	0.21	2.44	2.65	(0.24)	(0.44)	—	(0.68)	25.10	11.96	0.79	0.78	0.95	391	44
Series II
12-31-2024	25.66	0.24	4.10	4.34	(0.04)	(2.91)	—	(2.95)	27.05	16.74	0.98	0.96	0.86	149	16
12-31-2023	22.84	0.23	4.74	4.97	(0.22)	(1.93)	—	(2.15)	25.66	23.22	0.99	0.97	0.94	150	13
12-31-2022	29.14	0.21	(2.74)	(2.53)	(0.24)	(3.53)	—	(3.77)	22.84	(8.13)	0.98	0.97	0.81	143	21
12-31-2021	25.28	0.16	7.39	7.55	(0.18)	(3.51)	—	(3.69)	29.14	29.72	0.97	0.96	0.55	177	29
12-31-2020	23.29	0.16	2.47	2.63	(0.20)	(0.44)	—	(0.64)	25.28	11.75	0.99	0.98	0.75	160	44
Series NAV
12-31-2024	25.41	0.31	4.06	4.37	(0.10)	(2.91)	—	(3.01)	26.77	17.02	0.73	0.71	1.10	211	16
12-31-2023	22.64	0.29	4.68	4.97	(0.27)	(1.93)	—	(2.20)	25.41	23.49	0.74	0.72	1.19	176	13
12-31-2022	28.92	0.28	(2.72)	(2.44)	(0.31)	(3.53)	—	(3.84)	22.64	(7.86)	0.73	0.72	1.06	163	21
12-31-2021	25.11	0.23	7.34	7.57	(0.25)	(3.51)	—	(3.76)	28.92	30.00	0.72	0.71	0.79	163	29
12-31-2020	23.14	0.21	2.45	2.66	(0.25)	(0.44)	—	(0.69)	25.11	12.01	0.74	0.73	0.99	125	44
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Global Equity Trust
Series I
12-31-2024	22.37	0.29	2.09	2.38	(0.29)	(1.24)	—	(1.53)	23.22	10.47	0.94	0.93	1.21	220	47
12-31-2023	19.49	0.26	3.55	3.81	(0.17)	(0.76)	—	(0.93)	22.37	20.09	0.95	0.94	1.24	225	38
12-31-2022	25.34	0.31	(4.12)	(3.81)	(0.61)	(1.43)	—	(2.04)	19.49	(14.84)	0.94	0.93	1.40	212	61
12-31-2021	20.89	0.39	4.06	4.45	—	—	—	—	25.34	21.30	0.93	0.92	1.68	277	64
12-31-2020	20.04	0.18	1.09	1.27	(0.23)	(0.17)	(0.02)	(0.42)	20.89	6.60	1.06	1.05	0.96	265	120[3,4]
Series II
12-31-2024	22.19	0.24	2.08	2.32	(0.25)	(1.24)	—	(1.49)	23.02	10.28	1.14	1.13	1.01	21	47
12-31-2023	19.35	0.22	3.52	3.74	(0.14)	(0.76)	—	(0.90)	22.19	19.81	1.15	1.14	1.04	22	38
12-31-2022	25.17	0.26	(4.09)	(3.83)	(0.56)	(1.43)	—	(1.99)	19.35	(15.01)	1.14	1.13	1.20	21	61
12-31-2021	20.79	0.34	4.04	4.38	—	—	—	—	25.17	21.01	1.13	1.12	1.46	29	64
12-31-2020	19.95	0.18	1.04	1.22	(0.19)	(0.17)	(0.02)	(0.38)	20.79	6.42	1.26	1.25	0.96	27	120[3,4]
Series NAV
12-31-2024	22.35	0.30	2.09	2.39	(0.30)	(1.24)	—	(1.54)	23.20	10.53	0.89	0.88	1.26	54	47
12-31-2023	19.47	0.27	3.55	3.82	(0.18)	(0.76)	—	(0.94)	22.35	20.17	0.90	0.89	1.28	49	38
12-31-2022	25.32	0.32	(4.12)	(3.80)	(0.62)	(1.43)	—	(2.05)	19.47	(14.81)	0.89	0.88	1.45	42	61
12-31-2021	20.87	0.39	4.06	4.45	—	—	—	—	25.32	21.32	0.88	0.87	1.69	51	64
12-31-2020	20.01	0.22	1.07	1.29	(0.24)	(0.17)	(0.02)	(0.43)	20.87	6.71	1.01	1.00	1.20	44	120[3,4]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 4 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	209

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
Series I
12-31-2024	23.45	(0.08)	0.64	0.56	—	(1.71)	—	(1.71)	22.30	1.78	1.00	0.94	(0.32)	48	44
12-31-2023	23.84	(0.06)	0.93	0.87	—	(1.26)	—	(1.26)	23.45	4.25	1.06	1.00	(0.26)	58	43
12-31-2022	31.29	(0.07)	(4.14)	(4.21)	—	(3.24)	—	(3.24)	23.84	(13.09)	1.06	1.01	(0.29)	65	24
12-31-2021	31.07	(0.15)	3.67	3.52	—	(3.30)	—	(3.30)	31.29	11.19	1.08	1.03	(0.47)	80	29
12-31-2020	27.18	(0.09)	7.18	7.09	—	(3.20)	—	(3.20)	31.07	27.17	1.15	1.09	(0.32)	80	38
Series II
12-31-2024	20.16	(0.11)	0.58	0.47	—	(1.71)	—	(1.71)	18.92	1.62	1.20	1.14	(0.52)	43	44
12-31-2023	20.73	(0.09)	0.78	0.69	—	(1.26)	—	(1.26)	20.16	4.02	1.26	1.20	(0.46)	50	43
12-31-2022	27.76	(0.11)	(3.68)	(3.79)	—	(3.24)	—	(3.24)	20.73	(13.24)	1.26	1.21	(0.49)	56	24
12-31-2021	27.95	(0.19)	3.30	3.11	—	(3.30)	—	(3.30)	27.76	10.97	1.28	1.23	(0.67)	75	29
12-31-2020	24.78	(0.13)	6.50	6.37	—	(3.20)	—	(3.20)	27.95	26.89	1.35	1.29	(0.52)	84	38
Series NAV
12-31-2024	24.10	(0.07)	0.66	0.59	—	(1.71)	—	(1.71)	22.98	1.86	0.95	0.89	(0.27)	145	44
12-31-2023	24.46	(0.05)	0.95	0.90	—	(1.26)	—	(1.26)	24.10	4.26	1.01	0.95	(0.20)	155	43
12-31-2022	31.98	(0.06)	(4.22)	(4.28)	—	(3.24)	—	(3.24)	24.46	(13.02)	1.01	0.96	(0.23)	157	24
12-31-2021	31.68	(0.14)	3.74	3.60	—	(3.30)	—	(3.30)	31.98	11.23	1.03	0.98	(0.42)	183	29
12-31-2020	27.64	(0.08)	7.32	7.24	—	(3.20)	—	(3.20)	31.68	27.26	1.10	1.04	(0.27)	162	38
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
International Equity Index Trust
Series I
12-31-2024	18.34	0.47	0.43	0.90	(0.31)	—	—	(0.31)	18.93	4.91	0.67	0.39	2.43	307	3
12-31-2023	16.31	0.45	2.01	2.46	(0.43)	—	—	(0.43)	18.34	15.36	0.66	0.39	2.59	326	4
12-31-2022	20.25	0.48	(3.84)	(3.36)	(0.50)	(0.08)	—	(0.58)	16.31	(16.25)	0.67	0.39	2.77	294	6
12-31-2021	19.55	0.48	1.02	1.50	(0.55)	(0.25)	—	(0.80)	20.25	7.59	0.65	0.39	2.29	371	5
12-31-2020	18.30	0.35	1.51	1.86	(0.44)	(0.17)	—	(0.61)	19.55	10.64	0.66	0.39	2.07	361	5
Series II
12-31-2024	18.37	0.43	0.43	0.86	(0.28)	—	—	(0.28)	18.95	4.62	0.87	0.59	2.25	17	3
12-31-2023	16.34	0.42	2.01	2.43	(0.40)	—	—	(0.40)	18.37	15.18	0.86	0.59	2.38	19	4
12-31-2022	20.27	0.44	(3.82)	(3.38)	(0.47)	(0.08)	—	(0.55)	16.34	(16.39)	0.87	0.59	2.55	17	6
12-31-2021	19.58	0.43	1.02	1.45	(0.51)	(0.25)	—	(0.76)	20.27	7.33	0.85	0.59	2.09	23	5
12-31-2020	18.32	0.32	1.51	1.83	(0.40)	(0.17)	—	(0.57)	19.58	10.48	0.86	0.59	1.87	23	5
Series NAV
12-31-2024	18.33	0.48	0.43	0.91	(0.32)	—	—	(0.32)	18.92	4.90	0.62	0.34	2.47	575	3
12-31-2023	16.31	0.46	2.00	2.46	(0.44)	—	—	(0.44)	18.33	15.42	0.61	0.34	2.64	541	4
12-31-2022	20.24	0.49	(3.83)	(3.34)	(0.51)	(0.08)	—	(0.59)	16.31	(16.16)	0.62	0.34	2.84	468	6
12-31-2021	19.55	0.48	1.02	1.50	(0.56)	(0.25)	—	(0.81)	20.24	7.59	0.60	0.34	2.33	535	5
12-31-2020	18.29	0.36	1.51	1.87	(0.44)	(0.17)	—	(0.61)	19.55	10.76	0.61	0.34	2.11	484	5
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	210

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Company Trust
Series I
12-31-2024	12.69	0.25	0.16	0.41	(0.37)	(0.10)	—	(0.47)	12.63	3.07	1.06	1.06	1.95	18	13
12-31-2023	11.72	0.25	1.24	1.49	(0.25)	(0.27)	—	(0.52)	12.69	13.44	1.06	1.05	2.02	19	11
12-31-2022	16.08	0.25	(3.32)	(3.07)	(0.26)	(1.03)	—	(1.29)	11.72	(18.17)	1.08	1.08	1.92	19	20
12-31-2021	14.73	0.21	1.82	2.03	(0.21)	(0.47)	—	(0.68)	16.08	13.72	1.08	1.07	1.31	26	23
12-31-2020	14.38	0.15	0.93	1.08	(0.28)	(0.45)	—	(0.73)	14.73	8.37	1.23	1.22	1.20	27	14
Series II
12-31-2024	12.68	0.23	0.14	0.37	(0.34)	(0.10)	—	(0.44)	12.61	2.82	1.26	1.26	1.75	12	13
12-31-2023	11.70	0.22	1.26	1.48	(0.23)	(0.27)	—	(0.50)	12.68	13.33	1.26	1.25	1.82	13	11
12-31-2022	16.05	0.22	(3.31)	(3.09)	(0.23)	(1.03)	—	(1.26)	11.70	(18.35)	1.28	1.28	1.70	12	20
12-31-2021	14.71	0.18	1.81	1.99	(0.18)	(0.47)	—	(0.65)	16.05	13.47	1.28	1.27	1.12	15	23
12-31-2020	14.36	0.13	0.92	1.05	(0.25)	(0.45)	—	(0.70)	14.71	8.17	1.43	1.42	0.99	15	14
Series NAV
12-31-2024	12.70	0.26	0.15	0.41	(0.37)	(0.10)	—	(0.47)	12.64	3.11	1.01	1.01	2.00	65	13
12-31-2023	11.72	0.25	1.25	1.50	(0.25)	(0.27)	—	(0.52)	12.70	13.59	1.01	1.00	2.06	75	11
12-31-2022	16.09	0.26	(3.33)	(3.07)	(0.27)	(1.03)	—	(1.30)	11.72	(18.17)	1.03	1.03	1.96	68	20
12-31-2021	14.74	0.22	1.82	2.04	(0.22)	(0.47)	—	(0.69)	16.09	13.77	1.03	1.02	1.37	88	23
12-31-2020	14.39	0.16	0.92	1.08	(0.28)	(0.45)	—	(0.73)	14.74	8.41	1.18	1.17	1.25	75	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Lifestyle Balanced Portfolio
Series I
12-31-2024	12.65	0.31[3]	0.77	1.08	(0.31)	(0.36)	—	(0.67)	13.06	8.52	0.13[4]	0.12[4]	2.35[3]	37	13
12-31-2023	12.55	0.31[3]	1.28	1.59	(0.29)	(1.20)	—	(1.49)	12.65	13.74	0.13[4]	0.13[4]	2.39[3]	38	9
12-31-2022	16.79	0.31[3]	(2.95)	(2.64)	(0.30)	(1.30)	—	(1.60)	12.55	(15.45)	0.12[4]	0.12[4]	2.11[3]	32	15
12-31-2021	16.40	0.37[3]	1.17	1.54	(0.37)	(0.78)	—	(1.15)	16.79	9.44	0.12[4]	0.11[4]	2.18[3]	42	10
12-31-2020	15.43	0.38[3]	1.53	1.91	(0.37)	(0.57)	—	(0.94)	16.40	12.69	0.12[4]	0.12[4]	2.45[3]	41	15
Series II
12-31-2024	12.68	0.29[3]	0.77	1.06	(0.28)	(0.36)	—	(0.64)	13.10	8.37	0.33[4]	0.32[4]	2.16[3]	735	13
12-31-2023	12.58	0.27[3]	1.29	1.56	(0.26)	(1.20)	—	(1.46)	12.68	13.50	0.33[4]	0.33[4]	2.06[3]	772	9
12-31-2022	16.82	0.27[3]	(2.94)	(2.67)	(0.27)	(1.30)	—	(1.57)	12.58	(15.60)	0.32[4]	0.32[4]	1.87[3]	730	15
12-31-2021	16.43	0.34[3]	1.17	1.51	(0.34)	(0.78)	—	(1.12)	16.82	9.21	0.32[4]	0.31[4]	1.98[3]	997	10
12-31-2020	15.46	0.35[3]	1.53	1.88	(0.34)	(0.57)	—	(0.91)	16.43	12.47	0.32[4]	0.32[4]	2.26[3]	960	15
Series NAV
12-31-2024	12.63	0.32[3]	0.78	1.10	(0.32)	(0.36)	—	(0.68)	13.05	8.67	0.08[4]	0.07[4]	2.41[3]	205	13
12-31-2023	12.54	0.31[3]	1.28	1.59	(0.30)	(1.20)	—	(1.50)	12.63	13.72	0.08[4]	0.08[4]	2.38[3]	156	9
12-31-2022	16.77	0.32[3]	(2.94)	(2.62)	(0.31)	(1.30)	—	(1.61)	12.54	(15.36)	0.07[4]	0.07[4]	2.21[3]	137	15
12-31-2021	16.38	0.40[3]	1.15	1.55	(0.38)	(0.78)	—	(1.16)	16.77	9.51	0.07[4]	0.06[4]	2.33[3]	161	10
12-31-2020	15.42	0.40[3]	1.51	1.91	(0.38)	(0.57)	—	(0.95)	16.38	12.68	0.07[4]	0.07[4]	2.57[3]	136	15
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	211

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Portfolio
Series I
12-31-2024	11.15	0.34[3]	0.15	0.49	(0.36)	(0.02)	—	(0.38)	11.26	4.43	0.17[4]	0.13[4]	2.96[3]	13	11
12-31-2023	11.01	0.30[3]	0.66	0.96	(0.32)	(0.50)	—	(0.82)	11.15	9.12	0.17[4]	0.13[4]	2.62[3]	13	11
12-31-2022	14.10	0.32[3]	(2.41)	(2.09)	(0.32)	(0.68)	—	(1.00)	11.01	(14.62)	0.16[4]	0.13[4]	2.59[3]	14	16
12-31-2021	14.43	0.38[3]	0.04	0.42	(0.35)	(0.40)	—	(0.75)	14.10	2.96	0.14[4]	0.13[4]	2.62[3]	18	22
12-31-2020	13.68	0.45[3]	1.01	1.46	(0.40)	(0.31)	—	(0.71)	14.43	10.75	0.15[4]	0.13[4]	3.19[3]	16	21
Series II
12-31-2024	11.17	0.33[3]	0.14	0.47	(0.34)	(0.02)	—	(0.36)	11.28	4.22	0.37[4]	0.33[4]	2.85[3]	136	11
12-31-2023	11.03	0.29[3]	0.64	0.93	(0.29)	(0.50)	—	(0.79)	11.17	8.90	0.37[4]	0.33[4]	2.54[3]	146	11
12-31-2022	14.11	0.28[3]	(2.38)	(2.10)	(0.30)	(0.68)	—	(0.98)	11.03	(14.71)	0.36[4]	0.33[4]	2.27[3]	144	16
12-31-2021	14.45	0.32[3]	0.07	0.39	(0.33)	(0.40)	—	(0.73)	14.11	2.68	0.34[4]	0.33[4]	2.19[3]	200	22
12-31-2020	13.70	0.38[3]	1.05	1.43	(0.37)	(0.31)	—	(0.68)	14.45	10.53	0.35[4]	0.33[4]	2.71[3]	208	21
Series NAV
12-31-2024	11.14	0.37[3]	0.13	0.50	(0.37)	(0.02)	—	(0.39)	11.25	4.48	0.12[4]	0.08[4]	3.20[3]	7	11
12-31-2023	11.00	0.30[3]	0.66	0.96	(0.32)	(0.50)	—	(0.82)	11.14	9.18	0.12[4]	0.08[4]	2.63[3]	7	11
12-31-2022	14.08	0.35[3]	(2.42)	(2.07)	(0.33)	(0.68)	—	(1.01)	11.00	(14.52)	0.11[4]	0.08[4]	2.84[3]	8	16
12-31-2021	14.42	0.33[3]	0.09	0.42	(0.36)	(0.40)	—	(0.76)	14.08	2.94	0.09[4]	0.08[4]	2.24[3]	8	22
12-31-2020	13.67	0.57[3]	0.89	1.46	(0.40)	(0.31)	—	(0.71)	14.42	10.80	0.10[4]	0.08[4]	4.03[3]	9	21
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Lifestyle Growth Portfolio
Series I
12-31-2024	13.11	0.27[3]	1.22	1.49	(0.28)	(0.56)	—	(0.84)	13.76	11.31	0.12[4]	0.11[4]	1.96[3]	198	9
12-31-2023	13.15	0.26[3]	1.75	2.01	(0.25)	(1.80)	—	(2.05)	13.11	17.00	0.12[4]	0.12[4]	1.91[3]	200	6
12-31-2022	18.57	0.29[3]	(3.35)	(3.06)	(0.27)	(2.09)	—	(2.36)	13.15	(16.08)	0.12[4]	0.11[4]	1.81[3]	194	12
12-31-2021	17.79	0.37[3]	2.11	2.48	(0.36)	(1.34)	—	(1.70)	18.57	14.07	0.11[4]	0.11[4]	1.97[3]	252	12[5]
12-31-2020	16.92	0.36[3]	1.84	2.20	(0.37)	(0.96)	—	(1.33)	17.79	13.58	0.12[4]	0.11[4]	2.19[3]	236	13
Series II
12-31-2024	13.12	0.24[3]	1.23	1.47	(0.25)	(0.56)	—	(0.81)	13.78	11.17	0.32[4]	0.31[4]	1.74[3]	4,222	9
12-31-2023	13.17	0.23[3]	1.75	1.98	(0.23)	(1.80)	—	(2.03)	13.12	16.67	0.32[4]	0.32[4]	1.70[3]	4,375	6
12-31-2022	18.59	0.25[3]	(3.34)	(3.09)	(0.24)	(2.09)	—	(2.33)	13.17	(16.24)	0.32[4]	0.31[4]	1.59[3]	4,184	12
12-31-2021	17.81	0.33[3]	2.11	2.44	(0.32)	(1.34)	—	(1.66)	18.59	13.84	0.31[4]	0.31[4]	1.72[3]	5,588	12[5]
12-31-2020	16.94	0.33[3]	1.84	2.17	(0.34)	(0.96)	—	(1.30)	17.81	13.37	0.32[4]	0.31[4]	1.97[3]	5,588	13
Series NAV
12-31-2024	13.10	0.29[3]	1.21	1.50	(0.29)	(0.56)	—	(0.85)	13.75	11.37	0.07[4]	0.06[4]	2.09[3]	642	9
12-31-2023	13.15	0.28[3]	1.73	2.01	(0.26)	(1.80)	—	(2.06)	13.10	16.97	0.07[4]	0.07[4]	2.04[3]	577	6
12-31-2022	18.56	0.30[3]	(3.34)	(3.04)	(0.28)	(2.09)	—	(2.37)	13.15	(15.99)	0.07[4]	0.06[4]	1.92[3]	495	12
12-31-2021	17.78	0.40[3]	2.09	2.49	(0.37)	(1.34)	—	(1.71)	18.56	14.13	0.06[4]	0.06[4]	2.12[3]	587	12[5]
12-31-2020	16.91	0.38[3]	1.83	2.21	(0.38)	(0.96)	—	(1.34)	17.78	13.63	0.07[4]	0.06[4]	2.30[3]	477	13
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	212

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Moderate Portfolio
Series I
12-31-2024	12.03	0.33[3]	0.54	0.87	(0.34)	(0.26)	—	(0.60)	12.30	7.14	0.15[4]	0.13[4]	2.63[3]	12	9
12-31-2023	11.97	0.29[3]	1.06	1.35	(0.29)	(1.00)	—	(1.29)	12.03	12.15	0.15[4]	0.13[4]	2.36[3]	13	9
12-31-2022	15.82	0.31[3]	(2.75)	(2.44)	(0.31)	(1.10)	—	(1.41)	11.97	(15.19)	0.14[4]	0.13[4]	2.28[3]	12	15
12-31-2021	15.74	0.38[3]	0.75	1.13	(0.36)	(0.69)	—	(1.05)	15.82	7.25	0.13[4]	0.13[4]	2.36[3]	16	13
12-31-2020	14.85	0.40[3]	1.36	1.76	(0.38)	(0.49)	—	(0.87)	15.74	12.09	0.14[4]	0.13[4]	2.64[3]	14	17
Series II
12-31-2024	12.06	0.29[3]	0.55	0.84	(0.31)	(0.26)	—	(0.57)	12.33	6.91	0.35[4]	0.33[4]	2.35[3]	208	9
12-31-2023	12.00	0.27[3]	1.05	1.32	(0.26)	(1.00)	—	(1.26)	12.06	11.91	0.35[4]	0.33[4]	2.19[3]	231	9
12-31-2022	15.85	0.28[3]	(2.75)	(2.47)	(0.28)	(1.10)	—	(1.38)	12.00	(15.34)	0.34[4]	0.33[4]	2.00[3]	224	15
12-31-2021	15.77	0.33[3]	0.77	1.10	(0.33)	(0.69)	—	(1.02)	15.85	7.03	0.33[4]	0.33[4]	2.05[3]	301	13
12-31-2020	14.88	0.37[3]	1.36	1.73	(0.35)	(0.49)	—	(0.84)	15.77	11.87	0.34[4]	0.33[4]	2.43[3]	307	17
Series NAV
12-31-2024	12.03	0.34[3]	0.53	0.87	(0.34)	(0.26)	—	(0.60)	12.30	7.19	0.10[4]	0.08[4]	2.69[3]	47	9
12-31-2023	11.97	0.32[3]	1.03	1.35	(0.29)	(1.00)	—	(1.29)	12.03	12.21	0.10[4]	0.08[4]	2.57[3]	45	9
12-31-2022	15.81	0.33[3]	(2.76)	(2.43)	(0.31)	(1.10)	—	(1.41)	11.97	(15.08)	0.09[4]	0.08[4]	2.37[3]	39	15
12-31-2021	15.74	0.40[3]	0.73	1.13	(0.37)	(0.69)	—	(1.06)	15.81	7.23	0.08[4]	0.08[4]	2.44[3]	45	13
12-31-2020	14.84	0.40[3]	1.38	1.78	(0.39)	(0.49)	—	(0.88)	15.74	12.22	0.09[4]	0.08[4]	2.67[3]	35	17
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Mid Cap Growth Trust
Series I
12-31-2024	8.63	(0.06)	2.23	2.17	—	—	—	—	10.80	25.14	0.94	0.93	(0.62)	144	152
12-31-2023	7.27	(0.03)	1.39	1.36	—	—	—	—	8.63	18.71	0.94	0.94	(0.42)	135	104
12-31-2022	19.86	(0.06)	(6.98)	(7.04)	—	(5.55)	—	(5.55)	7.27	(34.64)	0.93	0.93	(0.50)	128	97
12-31-2021	26.19	(0.19)	1.58	1.39	—	(7.72)	—	(7.72)	19.86	3.54	0.92	0.92	(0.71)	215	91
12-31-2020	18.07	(0.13)	11.50	11.37	—	(3.25)	—	(3.25)	26.19	65.39	0.93	0.92	(0.61)	234	98
Series II
12-31-2024	6.75	(0.06)	1.73	1.67	—	—	—	—	8.42	24.74	1.14	1.13	(0.82)	64	152
12-31-2023	5.69	(0.04)	1.10	1.06	—	—	—	—	6.75	18.63	1.14	1.14	(0.62)	63	104
12-31-2022	17.47	(0.07)	(6.16)	(6.23)	—	(5.55)	—	(5.55)	5.69	(34.77)	1.13	1.13	(0.70)	60	97
12-31-2021	23.93	(0.22)	1.48	1.26	—	(7.72)	—	(7.72)	17.47	3.30	1.12	1.12	(0.92)	105	91
12-31-2020	16.74	(0.16)	10.60	10.44	—	(3.25)	—	(3.25)	23.93	65.02	1.13	1.12	(0.81)	120	98
Series NAV
12-31-2024	9.07	(0.06)	2.34	2.28	—	—	—	—	11.35	25.14	0.89	0.88	(0.57)	447	152
12-31-2023	7.63	(0.03)	1.47	1.44	—	—	—	—	9.07	18.87	0.89	0.89	(0.37)	408	104
12-31-2022	20.40	(0.06)	(7.16)	(7.22)	—	(5.55)	—	(5.55)	7.63	(34.61)	0.88	0.88	(0.44)	373	97
12-31-2021	26.70	(0.18)	1.60	1.42	—	(7.72)	—	(7.72)	20.40	3.58	0.87	0.87	(0.66)	611	91
12-31-2020	18.37	(0.12)	11.70	11.58	—	(3.25)	—	(3.25)	26.70	65.47	0.88	0.87	(0.55)	635	98
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	213

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Index Trust
Series I
12-31-2024	19.60	0.23	2.39	2.62	(0.23)	(0.74)	—	(0.97)	21.25	13.37	0.56	0.45	1.09	886	15
12-31-2023	18.11	0.23	2.46	2.69	(0.21)	(0.99)	—	(1.20)	19.60	16.01	0.57	0.46	1.21	883	19
12-31-2022	24.89	0.25	(3.67)	(3.42)	(0.24)	(3.12)	—	(3.36)	18.11	(13.43)	0.56	0.45	1.15	844	12
12-31-2021	21.34	0.19	4.95	5.14	(0.23)	(1.36)	—	(1.59)	24.89	24.21	0.56	0.45	0.78	1,086	17
12-31-2020	21.39	0.21	2.19	2.40	(0.32)	(2.13)	—	(2.45)	21.34	13.22	0.56	0.46	1.10	996	14
Series II
12-31-2024	19.44	0.19	2.36	2.55	(0.19)	(0.74)	—	(0.93)	21.06	13.13	0.76	0.65	0.89	55	15
12-31-2023	17.98	0.19	2.43	2.62	(0.17)	(0.99)	—	(1.16)	19.44	15.73	0.77	0.66	1.01	56	19
12-31-2022	24.73	0.20	(3.63)	(3.43)	(0.20)	(3.12)	—	(3.32)	17.98	(13.59)	0.76	0.65	0.95	55	12
12-31-2021	21.21	0.14	4.91	5.05	(0.17)	(1.36)	—	(1.53)	24.73	23.96	0.76	0.65	0.58	73	17
12-31-2020	21.28	0.17	2.17	2.34	(0.28)	(2.13)	—	(2.41)	21.21	12.98	0.76	0.66	0.90	67	14
Series NAV
12-31-2024	19.59	0.24	2.40	2.64	(0.24)	(0.74)	—	(0.98)	21.25	13.47	0.51	0.40	1.15	303	15
12-31-2023	18.11	0.24	2.45	2.69	(0.22)	(0.99)	—	(1.21)	19.59	16.00	0.52	0.41	1.27	273	19
12-31-2022	24.89	0.26	(3.66)	(3.40)	(0.26)	(3.12)	—	(3.38)	18.11	(13.39)	0.51	0.40	1.20	235	12
12-31-2021	21.34	0.21	4.94	5.15	(0.24)	(1.36)	—	(1.60)	24.89	24.27	0.51	0.40	0.84	297	17
12-31-2020	21.39	0.22	2.19	2.41	(0.33)	(2.13)	—	(2.46)	21.34	13.27	0.51	0.41	1.15	242	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Mid Value Trust
Series I
12-31-2024	9.87	0.12	1.49	1.61	(0.04)	(0.58)	—	(0.62)	10.86	16.24	0.98	0.92	1.09	245	50
12-31-2023	9.95	0.11	1.44	1.55	(0.12)	(1.51)	—	(1.63)	9.87	18.52	0.98	0.93	1.04	235	46
12-31-2022	11.97	0.11	(0.69)	(0.58)	(0.10)	(1.34)	—	(1.44)	9.95	(4.31)	0.98	0.93	0.94	222	49
12-31-2021	10.18	0.06	2.42	2.48	(0.12)	(0.57)	—	(0.69)	11.97	24.34	1.04	0.99	0.48	241	26
12-31-2020	9.68	0.14	0.73	0.87	(0.15)	(0.22)	—	(0.37)	10.18	9.60	1.05	1.00	1.55	210	36
Series II
12-31-2024	9.88	0.10	1.50	1.60	(0.02)	(0.58)	—	(0.60)	10.88	16.14	1.18	1.12	0.88	53	50
12-31-2023	9.96	0.09	1.44	1.53	(0.10)	(1.51)	—	(1.61)	9.88	18.25	1.18	1.13	0.84	54	46
12-31-2022	11.98	0.08	(0.69)	(0.61)	(0.07)	(1.34)	—	(1.41)	9.96	(4.52)	1.18	1.13	0.74	51	49
12-31-2021	10.19	0.03	2.42	2.45	(0.09)	(0.57)	—	(0.66)	11.98	24.10	1.24	1.19	0.28	56	26
12-31-2020	9.69	0.12	0.74	0.86	(0.14)	(0.22)	—	(0.36)	10.19	9.38	1.25	1.20	1.36	47	36
Series NAV
12-31-2024	9.76	0.12	1.48	1.60	(0.04)	(0.58)	—	(0.62)	10.74	16.37	0.93	0.87	1.13	330	50
12-31-2023	9.85	0.11	1.44	1.55	(0.13)	(1.51)	—	(1.64)	9.76	18.65	0.93	0.88	1.09	331	46
12-31-2022	11.87	0.11	(0.69)	(0.58)	(0.10)	(1.34)	—	(1.44)	9.85	(4.30)	0.93	0.88	0.98	296	49
12-31-2021	10.11	0.06	2.39	2.45	(0.12)	(0.57)	—	(0.69)	11.87	24.26	0.99	0.94	0.53	366	26
12-31-2020	9.61	0.14	0.74	0.88	(0.16)	(0.22)	—	(0.38)	10.11	9.72	1.00	0.95	1.59	345	36
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	214

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Securities Trust
Series I
12-31-2024	18.85	0.37	1.67	2.04	(0.43)	—	—	(0.43)	20.46	10.71	0.81	0.81	1.89	50	70
12-31-2023	17.44	0.42	1.71	2.13	(0.40)	(0.32)	—	(0.72)	18.85	13.02	0.82	0.81	2.36	52	106
12-31-2022	27.47	0.35	(8.23)	(7.88)	(0.25)	(1.90)	—	(2.15)	17.44	(28.51)	0.81	0.80	1.60	51	93
12-31-2021	18.97	0.31	8.54	8.85	(0.35)	—	—	(0.35)	27.47	46.79	0.80	0.79	1.33	79	63
12-31-2020	23.55	0.40	(1.97)	(1.57)	(0.43)	(2.58)	—	(3.01)	18.97	(5.64)	0.82	0.82	1.96	61	180
Series II
12-31-2024	18.84	0.33	1.67	2.00	(0.40)	—	—	(0.40)	20.44	10.49	1.01	1.01	1.68	23	70
12-31-2023	17.43	0.38	1.72	2.10	(0.37)	(0.32)	—	(0.69)	18.84	12.80	1.02	1.01	2.13	25	106
12-31-2022	27.44	0.31	(8.22)	(7.91)	(0.20)	(1.90)	—	(2.10)	17.43	(28.64)	1.01	1.00	1.40	28	93
12-31-2021	18.96	0.26	8.52	8.78	(0.30)	—	—	(0.30)	27.44	46.46	1.00	0.99	1.14	44	63
12-31-2020	23.53	0.36	(1.96)	(1.60)	(0.39)	(2.58)	—	(2.97)	18.96	(5.80)	1.02	1.02	1.75	32	180
Series NAV
12-31-2024	18.69	0.38	1.66	2.04	(0.44)	—	—	(0.44)	20.29	10.79	0.76	0.76	1.94	227	70
12-31-2023	17.30	0.43	1.69	2.12	(0.41)	(0.32)	—	(0.73)	18.69	13.06	0.77	0.76	2.42	216	106
12-31-2022	27.28	0.36	(8.18)	(7.82)	(0.26)	(1.90)	—	(2.16)	17.30	(28.45)	0.76	0.75	1.66	208	93
12-31-2021	18.84	0.32	8.48	8.80	(0.36)	—	—	(0.36)	27.28	46.80	0.75	0.74	1.39	309	63
12-31-2020	23.41	0.41	(1.96)	(1.55)	(0.44)	(2.58)	—	(3.02)	18.84	(5.58)	0.77	0.77	2.01	221	180
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Science & Technology Trust
Series I
12-31-2024	18.02	(0.10)	6.93	6.83	—	—	—	—	24.85	37.90	1.05	0.99	(0.46)	879	240
12-31-2023	11.65	(0.04)	6.41	6.37	—	—	—	—	18.02	54.68	1.05	1.00	(0.27)	718	208
12-31-2022	36.59	(0.15)	(13.09)	(13.24)	—	(11.70)	—	(11.70)	11.65	(35.67)	1.09	1.04	(0.66)	473	116
12-31-2021	41.87	(0.25)	4.10	3.85	—	(9.13)	—	(9.13)	36.59	8.53	1.11	1.06	(0.58)	834	87
12-31-2020	29.43	(0.06)[3]	16.39	16.33	—	(3.89)	—	(3.89)	41.87	57.46	1.11	1.07	(0.16)[3]	938	114
Series II
12-31-2024	14.84	(0.12)	5.71	5.59	—	—	—	—	20.43	37.58	1.25	1.19	(0.66)	65	240
12-31-2023	9.62	(0.06)	5.28	5.22	—	—	—	—	14.84	54.37	1.25	1.20	(0.47)	61	208
12-31-2022	33.48	(0.17)	(11.99)	(12.16)	—	(11.70)	—	(11.70)	9.62	(35.76)	1.29	1.24	(0.86)	43	116
12-31-2021	39.08	(0.31)	3.84	3.53	—	(9.13)	—	(9.13)	33.48	8.31	1.31	1.26	(0.78)	79	87
12-31-2020	27.71	(0.11)[3]	15.37	15.26	—	(3.89)	—	(3.89)	39.08	57.15	1.31	1.27	(0.35)[3]	84	114
Series NAV
12-31-2024	18.80	(0.09)	7.23	7.14	—	—	—	—	25.94	37.98	1.00	0.94	(0.41)	198	240
12-31-2023	12.15	(0.04)	6.69	6.65	—	—	—	—	18.80	54.73	1.00	0.95	(0.22)	160	208
12-31-2022	37.35	(0.14)	(13.36)	(13.50)	—	(11.70)	—	(11.70)	12.15	(35.64)	1.04	0.99	(0.60)	105	116
12-31-2021	42.55	(0.23)	4.16	3.93	—	(9.13)	—	(9.13)	37.35	8.58	1.06	1.01	(0.53)	158	87
12-31-2020	29.84	(0.05)[3]	16.65	16.60	—	(3.89)	—	(3.89)	42.55	57.58	1.06	1.02	(0.14)[3]	145	114
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.18 and 0.51%, respectively.
The accompanying notes are an integral part of the financial statements.	215

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
Series I
12-31-2024	13.08	0.13	1.29	1.42	(0.07)	(0.32)	—	(0.39)	14.11	10.84	0.59	0.53	0.93	368	13
12-31-2023	11.57	0.15	1.69	1.84	(0.15)	(0.18)	—	(0.33)	13.08	16.49	0.59	0.53	1.21	367	11
12-31-2022	17.26	0.12	(3.65)	(3.53)	(0.15)	(2.01)	—	(2.16)	11.57	(20.65)	0.58	0.53	0.88	341	13
12-31-2021	16.31	0.12	2.27	2.39	(0.10)	(1.34)	—	(1.44)	17.26	14.49	0.57	0.51	0.67	460	20
12-31-2020	14.94	0.10	2.50	2.60	(0.20)	(1.03)	—	(1.23)	16.31	19.29	0.59	0.53	0.74	427	16
Series II
12-31-2024	12.96	0.10	1.27	1.37	(0.04)	(0.32)	—	(0.36)	13.97	10.60	0.79	0.73	0.72	26	13
12-31-2023	11.47	0.12	1.68	1.80	(0.13)	(0.18)	—	(0.31)	12.96	16.22	0.79	0.73	1.01	27	11
12-31-2022	17.13	0.09	(3.62)	(3.53)	(0.12)	(2.01)	—	(2.13)	11.47	(20.81)	0.78	0.73	0.67	26	13
12-31-2021	16.20	0.08	2.26	2.34	(0.07)	(1.34)	—	(1.41)	17.13	14.25	0.77	0.71	0.46	37	20
12-31-2020	14.85	0.07	2.48	2.55	(0.17)	(1.03)	—	(1.20)	16.20	19.05	0.79	0.73	0.54	36	16
Series NAV
12-31-2024	13.10	0.13	1.29	1.42	(0.07)	(0.32)	—	(0.39)	14.13	10.87	0.54	0.48	0.97	147	13
12-31-2023	11.59	0.15	1.70	1.85	(0.16)	(0.18)	—	(0.34)	13.10	16.52	0.54	0.48	1.26	146	11
12-31-2022	17.29	0.13	(3.66)	(3.53)	(0.16)	(2.01)	—	(2.17)	11.59	(20.63)	0.53	0.48	0.92	125	13
12-31-2021	16.33	0.13	2.28	2.41	(0.11)	(1.34)	—	(1.45)	17.29	14.59	0.52	0.46	0.73	169	20
12-31-2020	14.96	0.11	2.49	2.60	(0.20)	(1.03)	—	(1.23)	16.33	19.32	0.54	0.48	0.78	144	16
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Small Cap Opportunities Trust
Series I
12-31-2024	27.34	0.29	2.04	2.33	(0.16)	(1.67)	—	(1.83)	27.84	8.58	1.15	0.88	1.03	84	24
12-31-2023	25.71	0.16	3.99	4.15	(0.11)	(2.41)	—	(2.52)	27.34	18.05	1.15	0.89	0.61	85	18
12-31-2022	33.56	0.11	(3.55)	(3.44)	(0.16)	(4.25)	—	(4.41)	25.71	(10.07)	1.15	0.89	0.38	78	27
12-31-2021	26.24	0.19	7.96	8.15	(0.15)	(0.68)	—	(0.83)	33.56	31.10	1.14	0.91	0.61	95	28
12-31-2020	25.52	0.13	2.07	2.20	(0.16)	(1.32)	—	(1.48)	26.24	9.88	1.17	1.00	0.58	81	28
Series II
12-31-2024	26.47	0.22	1.98	2.20	(0.11)	(1.67)	—	(1.78)	26.89	8.37	1.35	1.08	0.83	28	24
12-31-2023	24.97	0.10	3.87	3.97	(0.06)	(2.41)	—	(2.47)	26.47	17.83	1.35	1.09	0.40	29	18
12-31-2022	32.73	0.05	(3.47)	(3.42)	(0.09)	(4.25)	—	(4.34)	24.97	(10.24)	1.35	1.09	0.18	28	27
12-31-2021	25.61	0.12	7.78	7.90	(0.10)	(0.68)	—	(0.78)	32.73	30.85	1.34	1.11	0.39	35	28
12-31-2020	24.96	0.08	2.01	2.09	(0.12)	(1.32)	—	(1.44)	25.61	9.65	1.37	1.20	0.38	30	28
Series NAV
12-31-2024	27.06	0.30	2.02	2.32	(0.17)	(1.67)	—	(1.84)	27.54	8.64	1.10	0.83	1.07	58	24
12-31-2023	25.47	0.17	3.95	4.12	(0.12)	(2.41)	—	(2.53)	27.06	18.12	1.10	0.84	0.66	59	18
12-31-2022	33.30	0.14	(3.55)	(3.41)	(0.17)	(4.25)	—	(4.42)	25.47	(10.03)	1.10	0.84	0.48	46	27
12-31-2021	26.04	0.21	7.90	8.11	(0.17)	(0.68)	—	(0.85)	33.30	31.16	1.09	0.86	0.67	38	28
12-31-2020	25.34	0.14	2.06	2.20	(0.18)	(1.32)	—	(1.50)	26.04	9.92	1.12	0.95	0.63	30	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	216

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Stock Trust
Series I
12-31-2024	5.84	(0.03)	0.71	0.68	—	—	—	—	6.52	11.64	1.13	1.12	(0.49)	73	47
12-31-2023	5.03	(0.02)	0.83	0.81	—	—	—	—	5.84	16.10	1.14	1.13	(0.45)	75	41
12-31-2022	10.26	(0.03)	(3.11)	(3.14)	—	(2.09)	—	(2.09)	5.03	(31.12)	1.13	1.12	(0.43)	70	86
12-31-2021	11.92	(0.11)	0.29	0.18	—	(1.84)	—	(1.84)	10.26	1.20	1.11	1.10	(0.88)	114	107
12-31-2020	8.88	(0.06)	4.37	4.31	—	(1.27)	—	(1.27)	11.92	51.54	1.12	1.11	(0.65)	137	113
Series II
12-31-2024	4.96	(0.04)	0.60	0.56	—	—	—	—	5.52	11.29	1.33	1.32	(0.69)	19	47
12-31-2023	4.28	(0.03)	0.71	0.68	—	—	—	—	4.96	15.89	1.34	1.33	(0.65)	20	41
12-31-2022	9.19	(0.04)	(2.78)	(2.82)	—	(2.09)	—	(2.09)	4.28	(31.25)	1.33	1.32	(0.63)	21	86
12-31-2021	10.88	(0.12)	0.27	0.15	—	(1.84)	—	(1.84)	9.19	1.06	1.31	1.30	(1.08)	35	107
12-31-2020	8.21	(0.07)	4.01	3.94	—	(1.27)	—	(1.27)	10.88	51.23	1.32	1.31	(0.85)	42	113
Series NAV
12-31-2024	6.06	(0.03)	0.73	0.70	—	—	—	—	6.76	11.55	1.08	1.07	(0.44)	200	47
12-31-2023	5.21	(0.02)	0.87	0.85	—	—	—	—	6.06	16.31	1.09	1.08	(0.40)	184	41
12-31-2022	10.52	(0.03)	(3.19)	(3.22)	—	(2.09)	—	(2.09)	5.21	(31.13)	1.08	1.07	(0.38)	162	86
12-31-2021	12.17	(0.10)	0.29	0.19	—	(1.84)	—	(1.84)	10.52	1.27	1.06	1.05	(0.83)	258	107
12-31-2020	9.04	(0.06)	4.46	4.40	—	(1.27)	—	(1.27)	12.17	51.62	1.07	1.06	(0.60)	261	113
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Small Cap Value Trust
Series I
12-31-2024	13.82	0.10	0.72	0.82	(0.10)	(0.79)	—	(0.89)	13.75	5.93	1.05	1.04	0.74	123	53
12-31-2023	13.49	0.10	1.53	1.63	(0.05)	(1.25)	—	(1.30)	13.82	14.01	1.05	1.04	0.77	133	47
12-31-2022	18.30	0.15	(2.04)	(1.89)	(0.15)	(2.77)	—	(2.92)	13.49	(10.24)	1.04	1.04	0.93	140	42
12-31-2021	14.70	0.09	3.75	3.84	(0.09)	(0.15)	—	(0.24)	18.30	26.19	1.03	1.03	0.53	182	32
12-31-2020	18.19	0.08	(1.73)	(1.65)	(0.15)	(1.69)	—	(1.84)	14.70	(6.70)	1.07	1.06	0.57	167	34
Series II
12-31-2024	13.67	0.07	0.72	0.79	(0.08)	(0.79)	—	(0.87)	13.59	5.74	1.25	1.24	0.54	18	53
12-31-2023	13.35	0.08	1.52	1.60	(0.03)	(1.25)	—	(1.28)	13.67	13.85	1.25	1.24	0.57	20	47
12-31-2022	18.15	0.12	(2.04)	(1.92)	(0.11)	(2.77)	—	(2.88)	13.35	(10.49)	1.24	1.24	0.73	21	42
12-31-2021	14.58	0.06	3.72	3.78	(0.06)	(0.15)	—	(0.21)	18.15	25.97	1.23	1.23	0.34	27	32
12-31-2020	18.07	0.05	(1.73)	(1.68)	(0.12)	(1.69)	—	(1.81)	14.58	(6.95)	1.27	1.26	0.37	23	34
Series NAV
12-31-2024	13.73	0.11	0.72	0.83	(0.11)	(0.79)	—	(0.90)	13.66	6.01	1.00	0.99	0.79	301	53
12-31-2023	13.41	0.11	1.52	1.63	(0.06)	(1.25)	—	(1.31)	13.73	14.07	1.00	0.99	0.83	309	47
12-31-2022	18.22	0.16	(2.04)	(1.88)	(0.16)	(2.77)	—	(2.93)	13.41	(10.25)	0.99	0.99	0.98	271	42
12-31-2021	14.63	0.10	3.74	3.84	(0.10)	(0.15)	—	(0.25)	18.22	26.30	0.98	0.98	0.59	344	32
12-31-2020	18.12	0.09	(1.73)	(1.64)	(0.16)	(1.69)	—	(1.85)	14.63	(6.68)	1.02	1.01	0.64	298	34
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	217

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Trust
Series I
12-31-2024	9.16	0.05	0.88	0.93	(0.05)	(0.38)	—	(0.43)	9.66	10.20	1.20	1.12	0.51	40	32
12-31-2023	8.79	0.05	1.00	1.05	(0.02)	(0.66)	—	(0.68)	9.16	13.49	1.21	1.14	0.57	43	28
12-31-2022	12.59	0.03	(2.37)	(2.34)	—	(1.46)	—	(1.46)	8.79	(18.73)	1.20	1.13	0.25	43	26
12-31-2021	10.55	—[3]	2.39	2.39	(0.04)	(0.31)	—	(0.35)	12.59	22.70	1.18	1.11	(0.02)	58	23
12-31-2020	10.36	0.03	0.80	0.83	(0.03)	(0.61)	—	(0.64)	10.55	9.24	1.19	1.13	0.38	54	30
Series II
12-31-2024	8.58	0.03	0.82	0.85	(0.04)	(0.38)	—	(0.42)	9.01	9.88	1.40	1.32	0.31	29	32
12-31-2023	8.27	0.03	0.95	0.98	(0.01)	(0.66)	—	(0.67)	8.58	13.38	1.41	1.34	0.37	32	28
12-31-2022	11.98	—[3]	(2.25)	(2.25)	—	(1.46)	—	(1.46)	8.27	(18.95)	1.40	1.33	0.05	32	26
12-31-2021	10.05	(0.03)	2.29	2.26	(0.02)	(0.31)	—	(0.33)	11.98	22.51	1.38	1.31	(0.22)	44	23
12-31-2020	9.90	0.02	0.75	0.77	(0.01)	(0.61)	—	(0.62)	10.05	9.07	1.39	1.33	0.18	43	30
Series NAV
12-31-2024	9.09	0.05	0.89	0.94	(0.06)	(0.38)	—	(0.44)	9.59	10.32	1.15	1.07	0.56	58	32
12-31-2023	8.73	0.06	0.99	1.05	(0.03)	(0.66)	—	(0.69)	9.09	13.52	1.16	1.09	0.62	55	28
12-31-2022	12.51	0.03	(2.35)	(2.32)	—	(1.46)	—	(1.46)	8.73	(18.70)	1.15	1.08	0.30	55	26
12-31-2021	10.48	—[3]	2.39	2.39	(0.05)	(0.31)	—	(0.36)	12.51	22.81	1.13	1.06	0.04	68	23
12-31-2020	10.30	0.04	0.78	0.82	(0.03)	(0.61)	—	(0.64)	10.48	9.25	1.14	1.08	0.42	58	30
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Less than $0.005 per share.
Strategic Equity Allocation Trust
Series NAV
12-31-2024	17.09	0.27	2.42	2.69	(0.28)	(1.76)	—	(2.04)	17.74	15.65	0.68	0.53	1.46	6,983	4
12-31-2023	15.20	0.27	2.88	3.15	(0.27)	(0.99)	—	(1.26)	17.09	21.86	0.68	0.54	1.65	7,219	4
12-31-2022	22.63	0.30	(4.26)	(3.96)	(0.30)	(3.17)	—	(3.47)	15.20	(16.98)	0.67	0.53	1.58	6,905	4
12-31-2021	20.98	0.29	4.08	4.37	(0.42)	(2.30)	—	(2.72)	22.63	21.15	0.66	0.53	1.27	9,291	6
12-31-2020	20.30	0.31	2.34	2.65	(0.40)	(1.57)	—	(1.97)	20.98	14.34	0.67	0.53	1.61	9,383	7
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Total Stock Market Index Trust
Series I
12-31-2024	24.29	0.27	5.41	5.68	(0.14)	(1.12)	—	(1.26)	28.71	23.48	0.57	0.49	0.99	568	3
12-31-2023	20.82	0.27	4.82	5.09	(0.25)	(1.37)	—	(1.62)	24.29	25.53	0.58	0.50	1.18	507	2
12-31-2022	30.88	0.27	(6.54)	(6.27)	(0.28)	(3.51)	—	(3.79)	20.82	(20.41)	0.57	0.49	1.06	442	1
12-31-2021	26.26	0.26	6.12	6.38	(0.33)	(1.43)	—	(1.76)	30.88	24.45	0.56	0.48	0.87	629	8
12-31-2020	24.04	0.34	4.49	4.83	(0.44)	(2.17)	—	(2.61)	26.26	21.45	0.58	0.50	1.42	554	2
Series II
12-31-2024	24.13	0.21	5.38	5.59	(0.10)	(1.12)	—	(1.22)	28.50	23.23	0.77	0.69	0.79	49	3
12-31-2023	20.70	0.22	4.79	5.01	(0.21)	(1.37)	—	(1.58)	24.13	25.25	0.78	0.70	0.98	45	2
12-31-2022	30.71	0.22	(6.50)	(6.28)	(0.22)	(3.51)	—	(3.73)	20.70	(20.54)	0.77	0.69	0.86	38	1
12-31-2021	26.13	0.20	6.08	6.28	(0.27)	(1.43)	—	(1.70)	30.71	24.19	0.76	0.68	0.67	53	8
12-31-2020	23.94	0.29	4.46	4.75	(0.39)	(2.17)	—	(2.56)	26.13	21.19	0.78	0.70	1.22	46	2
Series NAV
12-31-2024	24.29	0.28	5.41	5.69	(0.15)	(1.12)	—	(1.27)	28.71	23.53	0.52	0.44	1.04	412	3
12-31-2023	20.82	0.28	4.83	5.11	(0.27)	(1.37)	—	(1.64)	24.29	25.58	0.53	0.45	1.23	253	2
12-31-2022	30.87	0.28	(6.53)	(6.25)	(0.29)	(3.51)	—	(3.80)	20.82	(20.34)	0.52	0.44	1.11	195	1
12-31-2021	26.25	0.27	6.12	6.39	(0.34)	(1.43)	—	(1.77)	30.87	24.51	0.51	0.43	0.92	260	8
12-31-2020	24.03	0.35	4.49	4.84	(0.45)	(2.17)	—	(2.62)	26.25	21.50	0.53	0.45	1.47	216	2
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	218

John Hancock Variable Insurance Trust
Notes to financial statements

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirty-five of which are presented in this report (the portfolios).
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust, International Equity Index Trust and International Small Company Trust. Series NAV of Disciplined Value Emerging Markets Equity Trust and International Equity Index Trust and Series II of Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Prior to May 30, 2024, Disciplined Value Emerging Markets Equity Trust was known as Emerging Markets Value Trust.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
219

Significant accounting policies, continued

The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of December 31, 2024, by major security category or type:
	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	10,380,191,971	$10,380,191,971	—	—
Short-term investments	358,407,091	358,407,091	—	—
Total investments in securities	$10,738,599,062	$10,738,599,062	—	—
Derivatives:
Liabilities
Futures	$(11,252,705)	$(11,252,705)	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,189,178,137	$1,189,178,137	—	—
Total investments in securities	$1,189,178,137	$1,189,178,137	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$195,674,285	$195,674,285	—	—
Total investments in securities	$195,674,285	$195,674,285	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$1,021,733,464	$1,021,733,464	—	—
Total investments in securities	$1,021,733,464	$1,021,733,464	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$962,515,624	$962,515,624	—	—
Total investments in securities	$962,515,624	$962,515,624	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$349,028,504	$349,028,504	—	—
Total investments in securities	$349,028,504	$349,028,504	—	—

220

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$332,472,616	$332,472,616	—	—
Consumer discretionary	354,837,541	354,837,541	—	—
Consumer staples	17,315,449	17,315,449	—	—
Energy	4,376,473	4,376,473	—	—
Financials	181,038,756	177,106,594	$3,932,162	—
Health care	173,514,456	173,514,456	—	—
Industrials	35,404,695	35,404,695	—	—
Information technology	894,565,276	894,565,276	—	—
Materials	14,914,429	14,914,429	—	—
Utilities	14,842,711	14,842,711	—	—
Exchange-traded funds	41,943,757	41,943,757	—	—
Corporate bonds	4,283,425	—	4,283,425	—
Short-term investments	6,943,242	6,943,242	—	—
Total investments in securities	$2,076,452,826	$2,068,237,239	$8,215,587	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$116,558,840	$116,558,840	—	—
Consumer discretionary	132,830,159	124,393,773	$8,436,386	—
Consumer staples	26,370,888	26,370,888	—	—
Financials	47,554,007	47,554,007	—	—
Health care	55,336,443	55,336,443	—	—
Industrials	37,475,451	37,475,451	—	—
Information technology	264,819,187	264,819,187	—	—
Short-term investments	5,303,883	5,303,883	—	—
Total investments in securities	$686,248,858	$677,812,472	$8,436,386	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$288,481,007	$288,481,007	—	—
Preferred securities	1,574,390	1,574,390	—	—
U.S. Government and Agency obligations	70,069,378	—	$70,069,378	—
Corporate bonds	50,175,941	—	50,175,941	—
Term loans	41,657,571	—	41,657,571	—
Asset-backed securities	508,715	—	508,715	—
Short-term investments	25,005,240	23,170,240	1,835,000	—
Total investments in securities	$477,472,242	$313,225,637	$164,246,605	—
Derivatives:
Liabilities
Written options	$(732,090)	—	$(732,090)	—

221

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value Emerging Markets Equity Trust
Investments in securities:
Assets
Common stocks
Austria	$4,877,728	—	$4,877,728	—
Brazil	17,849,821	$2,624,882	15,224,939	—
Chile	2,132,222	1,755,497	376,725	—
China	53,560,465	1,544,410	52,000,971	$15,084
Greece	325,524	—	325,524	—
Hong Kong	10,524,386	—	10,519,465	4,921
Hungary	316,137	—	316,137	—
India	5,371,294	1,270,485	4,095,361	5,448
Indonesia	18,773	—	2,842	15,931
Israel	2,378,042	799,488	1,578,554	—
Luxembourg	269,686	—	269,686	—
Malaysia	3,672,834	—	3,672,834	—
Mexico	13,497,834	13,497,834	—	—
Netherlands	536,056	—	536,056	—
Philippines	1,336	—	—	1,336
Russia	—	—	—	—
Saudi Arabia	8,630,058	—	8,630,058	—
Singapore	10,751,154	—	10,751,154	—
South Africa	2,500,400	—	2,500,400	—
South Korea	28,446,581	910,434	27,469,598	66,549
Taiwan	16,360,769	5,468,893	10,891,876	—
Thailand	11,761,339	—	11,761,339	—
Turkey	—	—	—	—
United Arab Emirates	3,418,358	—	3,418,358	—
United Kingdom	1,310,409	—	1,310,409	—
United States	2,541,142	2,541,142	—	—
Preferred securities	2,989	—	2,989	—
Short-term investments	3,660,691	3,660,691	—	—
Total investments in securities	$204,716,028	$34,073,756	$170,533,003	$109,269
Derivatives:
Liabilities
Swap contracts	$(33,831)	—	$(33,831)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$1,307,118	—	$1,307,118	—
Bermuda	12,249,499	$5,553,546	6,695,953	—
Canada	19,367,720	19,367,720	—	—
China	6,499,240	—	6,499,240	—
Finland	4,010,024	—	4,010,024	—
France	24,341,197	—	24,341,197	—
Germany	7,326,374	—	7,326,374	—
Ireland	6,970,556	—	6,970,556	—
Italy	12,262,698	—	12,262,698	—
Japan	35,966,717	—	35,966,717	—
Netherlands	17,696,048	—	17,696,048	—
Norway	2,297,937	—	2,297,937	—
South Korea	18,172,454	463,970	17,708,484	—
222

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust (continued)
Spain	$7,832,682	—	$7,832,682	—
Switzerland	20,011,973	—	20,011,973	—
United Kingdom	56,016,018	$3,245,826	52,770,192	—
United States	2,549,926	—	2,549,926	—
Short-term investments	8,427,044	8,427,044	—	—
Total investments in securities	$263,305,225	$37,058,106	$226,247,119	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$52,836,829	$52,836,829	—	—
Consumer discretionary	32,491,648	32,491,648	—	—
Consumer staples	118,275,036	118,275,036	—	—
Energy	125,239,410	105,665,394	$19,574,016	—
Financials	317,219,284	317,219,284	—	—
Health care	207,935,079	199,753,432	8,181,647	—
Industrials	176,387,629	161,467,811	14,919,818	—
Information technology	121,569,282	112,500,622	9,068,660	—
Materials	47,302,102	47,302,102	—	—
Real estate	53,228,878	53,228,878	—	—
Utilities	84,923,679	84,923,679	—	—
Preferred securities
Consumer discretionary	6,800,601	—	6,800,601	—
Industrials	5,701,252	5,701,252	—	—
Utilities	2,324,747	2,324,747	—	—
Short-term investments	23,994,164	23,994,164	—	—
Total investments in securities	$1,376,229,620	$1,317,684,878	$58,544,742	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$54,754,089	$53,116,586	$1,637,503	—
Capital markets	26,944,226	26,944,226	—	—
Consumer finance	8,583,173	8,583,173	—	—
Financial services	14,955,203	14,955,203	—	—
Insurance	32,036,726	30,261,728	1,774,998	—
Real estate
Specialized REITs	1,917,115	1,917,115	—	—
Short-term investments	2,715,316	2,715,316	—	—
Total investments in securities	$141,905,848	$138,493,347	$3,412,501	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$264,095,926	$264,095,926	—	—
Consumer discretionary	634,196,315	605,818,772	$28,377,543	—
Consumer staples	56,001,190	56,001,190	—	—
Energy	124,891,373	124,891,373	—	—
Financials	362,668,306	362,668,306	—	—
Health care	128,333,949	128,333,949	—	—
223

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust (continued)
Industrials	$129,628,602	$129,628,602	—	—
Information technology	814,865,617	791,104,022	$23,761,595	—
Materials	22,404,005	22,404,005	—	—
Real estate	66,599,683	66,599,683	—	—
Short-term investments	46,468,206	46,468,206	—	—
Total investments in securities	$2,650,153,172	$2,598,014,034	$52,139,138	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$55,317,217	$55,317,217	—	—
Consumer discretionary	67,667,465	60,734,548	$6,932,917	—
Consumer staples	70,805,639	56,324,205	14,481,434	—
Energy	62,539,867	62,539,867	—	—
Financials	167,849,798	167,849,798	—	—
Health care	133,710,925	133,710,925	—	—
Industrials	101,537,763	92,641,055	8,896,708	—
Information technology	103,506,055	90,579,652	12,926,403	—
Materials	17,951,060	17,951,060	—	—
Real estate	25,192,798	25,192,798	—	—
Escrow certificates	—	—	—	—
Short-term investments	16,053,207	16,053,207	—	—
Total investments in securities	$822,131,794	$778,894,332	$43,237,462	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Global Equity Trust
Investments in securities:
Assets
Common stocks
Belgium	$3,837,706	—	$3,837,706	—
France	16,195,273	—	16,195,273	—
Ireland	7,112,707	$7,112,707	—	—
Japan	31,955,709	—	31,955,709	—
Netherlands	6,080,832	—	6,080,832	—
Switzerland	8,120,348	4,690,193	3,430,155	—
Taiwan	6,110,010	—	6,110,010	—
United Kingdom	5,287,446	—	5,287,446	—
United States	193,607,101	186,357,225	7,249,876	—
Preferred securities	6,633,253	—	6,633,253	—
Escrow certificates	—	—	—	—
Short-term investments	4,600,507	4,600,507	—	—
Total investments in securities	$289,540,892	$202,760,632	$86,780,260	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Financials	$956,630	$956,630	—	—
Health care	232,533,769	229,174,205	$3,359,564	—
Materials	19,355	19,355	—	—
Preferred securities	740,927	—	740,927	—
224

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Trust (continued)
Convertible bonds	$232,136	—	$232,136	—
Warrants	1,713	$1,506	—	$207
Short-term investments	1,075,630	1,075,630	—	—
Total investments in securities	$235,560,160	$231,227,326	$4,332,627	$207

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$40,715,993	—	$40,715,993	—
Austria	1,138,332	—	1,138,332	—
Belgium	4,387,409	—	4,387,409	—
Brazil	8,093,384	$1,404,147	6,689,237	—
Canada	73,107,391	72,824,350	283,041	—
Chile	1,324,617	317,435	1,007,182	—
China	66,714,967	2,454,651	64,260,316	—
Colombia	121,219	121,219	—	—
Czech Republic	383,346	—	383,346	—
Denmark	16,444,151	—	16,444,151	—
Egypt	187,653	—	187,653	—
Finland	5,479,176	—	5,479,176	—
France	61,369,749	—	61,369,749	—
Germany	50,203,321	—	50,203,321	—
Greece	1,218,540	—	1,218,540	—
Hong Kong	14,900,829	151,981	14,736,981	$11,867
Hungary	677,036	—	677,036	—
India	51,517,847	4,256,063	47,261,784	—
Indonesia	4,028,665	5,889	4,022,776	—
Ireland	6,725,097	3,007,617	3,717,480	—
Israel	5,428,891	2,132,556	3,296,335	—
Italy	14,701,409	—	14,701,409	—
Japan	130,068,375	—	130,068,375	—
Luxembourg	1,226,725	—	1,226,725	—
Macau	244,959	—	244,959	—
Malaysia	4,153,075	—	4,153,075	—
Mexico	4,713,201	4,713,201	—	—
Netherlands	27,616,026	—	27,616,026	—
New Zealand	1,658,328	—	1,658,328	—
Norway	3,221,874	—	3,221,874	—
Peru	512,602	512,602	—	—
Philippines	1,503,259	—	1,503,259	—
Poland	2,308,454	—	2,308,454	—
Portugal	803,701	—	803,701	—
Russia	—	—	—	—
Saudi Arabia	11,101,185	—	11,101,185	—
Singapore	10,845,543	1,718,442	9,127,101	—
South Africa	7,122,977	—	7,122,977	—
South Korea	22,821,300	72,935	22,748,365	—
Spain	14,890,285	—	14,890,285	—
Sweden	20,197,439	2,415,852	17,781,587	—
Switzerland	56,943,045	—	56,943,045	—
Taiwan	52,113,938	—	52,113,938	—
Thailand	3,896,729	—	3,896,729	—
Turkey	1,727,990	—	1,727,990	—
United Arab Emirates	—	—	—	—
United Kingdom	80,789,658	30,724	80,758,934	—
225

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
United States	$1,267,964	$935,757	$332,207	—
Preferred securities	5,886,330	—	5,886,330	—
Warrants	—	—	—	—
Short-term investments	11,992,262	11,992,262	—	—
Total investments in securities	$908,496,246	$109,067,683	$799,416,696	$11,867
Derivatives:
Assets
Futures	$22,381	$22,381	—	—
Liabilities
Futures	(366,189)	(366,189)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,188,076	$31,019	$6,124,561	$32,496
Austria	1,330,714	—	1,330,714	—
Belgium	1,476,337	23,077	1,452,039	1,221
Bermuda	183,046	—	183,046	—
Cambodia	19,793	—	19,793	—
Canada	10,287,180	10,246,775	40,166	239
China	10,841	—	10,841	—
Denmark	2,529,210	—	2,529,210	—
Finland	2,291,250	—	2,291,250	—
France	4,578,940	—	4,578,940	—
Georgia	94,583	—	94,583	—
Germany	5,212,336	—	5,212,336	—
Greece	14,964	—	14,901	63
Guernsey, Channel Islands	—	—	—	—
Hong Kong	1,935,072	—	1,934,774	298
Ireland	531,341	—	531,341	—
Isle of Man	102,070	—	102,070	—
Israel	1,251,403	12,360	1,239,043	—
Italy	4,044,441	—	4,044,441	—
Japan	21,965,931	—	21,965,931	—
Liechtenstein	61,447	—	61,447	—
Luxembourg	420,360	—	420,360	—
Macau	10,735	—	10,735	—
Malaysia	12,752	—	12,752	—
Malta	1,149	—	1,149	—
Mauritius	9,134	—	9,134	—
Mexico	24,882	—	24,882	—
Mongolia	11,006	—	11,006	—
Netherlands	1,827,858	46,623	1,781,235	—
New Zealand	353,397	—	353,397	—
Norway	799,969	11,241	788,728	—
Peru	63,851	—	63,851	—
Poland	49,083	—	49,083	—
Portugal	422,365	—	422,365	—
Singapore	928,493	—	918,216	10,277
South Africa	36,945	—	36,945	—
Spain	2,142,421	—	2,139,813	2,608
Sweden	2,697,798	—	2,697,798	—
Switzerland	7,346,521	—	7,346,521	—
226

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Taiwan	$22,913	—	$22,913	—
United Arab Emirates	8,451	—	8,451	—
United Kingdom	11,057,423	$177,777	10,846,002	$33,644
United States	729,166	312,634	416,532	—
Preferred securities	322,890	—	322,890	—
Warrants	928	73	855	—
Rights	—	—	—	—
Short-term investments	2,955,240	2,955,240	—	—
Total investments in securities	$96,364,705	$13,816,819	$82,467,040	$80,846
Derivatives:
Liabilities
Futures	$(32,658)	$(32,658)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$976,571,714	$976,571,714	—	—
Short-term investments	21	21	—	—
Total investments in securities	$976,571,735	$976,571,735	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$156,123,920	$156,123,920	—	—
Short-term investments	1,423	1,423	—	—
Total investments in securities	$156,125,343	$156,125,343	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,062,270,195	$5,062,270,195	—	—
Short-term investments	5	5	—	—
Total investments in securities	$5,062,270,200	$5,062,270,200	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$267,412,114	$267,412,114	—	—
Short-term investments	1,125	1,125	—	—
Total investments in securities	$267,413,239	$267,413,239	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$645,285,061	$645,285,061	—	—
Preferred securities	4,455,864	—	—	$4,455,864
Short-term investments	7,244,750	844,750	$6,400,000	—
Total investments in securities	$656,985,675	$646,129,811	$6,400,000	$4,455,864

227

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,212,417,393	$1,212,417,393	—	—
Short-term investments	38,188,441	38,188,441	—	—
Total investments in securities	$1,250,605,834	$1,250,605,834	—	—
Derivatives:
Liabilities
Futures	$(1,516,320)	$(1,516,320)	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$9,687,593	$9,687,593	—	—
Consumer discretionary	49,565,402	39,183,331	$10,382,071	—
Consumer staples	29,764,830	29,764,830	—	—
Energy	41,136,397	41,136,397	—	—
Financials	113,169,724	109,822,093	3,347,631	—
Health care	63,533,211	63,533,211	—	—
Industrials	106,188,398	106,188,398	—	—
Information technology	79,872,035	79,872,035	—	—
Materials	37,139,761	32,918,843	4,220,918	—
Real estate	49,265,279	49,265,279	—	—
Utilities	36,570,490	36,570,490	—	—
Convertible bonds	1,874,247	—	1,874,247	—
Short-term investments	16,543,401	16,543,401	—	—
Total investments in securities	$634,310,768	$614,485,901	$19,824,867	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$293,694,103	$293,694,103	—	—
Short-term investments	5,463,248	5,463,248	—	—
Total investments in securities	$299,157,351	$299,157,351	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$261,395,115	$261,395,115	—	—
Consumer discretionary	79,120,476	79,120,476	—	—
Financials	9,210,478	9,210,478	—	—
Industrials	6,602,951	6,602,951	—	—
Information technology	781,591,677	775,885,256	$5,706,421	—
Real estate	127,290	127,290	—	—
Utilities	1,130,534	1,130,534	—	—
Short-term investments	7,247,454	7,247,454	—	—
Total investments in securities	$1,146,425,975	$1,140,719,554	$5,706,421	—

228

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$14,180,919	$14,180,919	—	—
Consumer discretionary	51,167,371	51,147,225	—	$20,146
Consumer staples	14,767,213	14,767,213	—	—
Energy	26,941,012	26,941,012	—	—
Financials	98,002,056	98,002,056	—	—
Health care	86,081,048	86,017,798	$4,527	58,723
Industrials	93,239,080	93,239,078	—	2
Information technology	72,639,745	72,639,745	—	—
Materials	22,488,830	22,475,712	—	13,118
Real estate	31,933,887	31,933,887	—	—
Utilities	14,218,382	14,218,382	—	—
Warrants	2,544	2,544	—	—
Short-term investments	24,215,235	24,215,235	—	—
Total investments in securities	$549,877,322	$549,780,806	$4,527	$91,989
Derivatives:
Liabilities
Futures	$(878,803)	$(878,803)	—	—

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$4,221,811	$4,221,811	—	—
Consumer discretionary	23,025,061	23,025,061	—	—
Consumer staples	6,901,065	6,901,065	—	—
Energy	13,259,785	13,259,785	—	—
Financials	39,612,612	39,612,612	—	—
Health care	21,417,525	21,413,342	$923	$3,260
Industrials	29,541,439	29,541,371	—	68
Information technology	18,508,466	18,508,466	—	—
Materials	9,390,285	9,379,577	—	10,708
Real estate	2,762,166	2,762,166	—	—
Utilities	376,754	376,754	—	—
Short-term investments	1,073,358	1,073,358	—	—
Total investments in securities	$170,090,327	$170,075,368	$923	$14,036
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$291,117,156	$291,117,156	—	—
Exchange-traded funds	3,094,928	3,094,928	—	—
Short-term investments	5,374,271	4,074,271	$1,300,000	—
Total investments in securities	$299,586,355	$298,286,355	$1,300,000	—

Small Cap Value Trust
Investments in securities:
Assets
229

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Value Trust (continued)
Common stocks	$430,956,400	$430,956,400	—	—
Exchange-traded funds	7,640,904	7,640,904	—	—
Short-term investments	6,331,989	4,131,989	$2,200,000	—
Total investments in securities	$444,929,293	$442,729,293	$2,200,000	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$123,635,795	$123,635,795	—	—
Short-term investments	4,482,204	4,482,204	—	—
Total investments in securities	$128,117,999	$128,117,999	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$470,878,979	$382,720,099	$88,158,880	—
Consumer discretionary	761,260,432	529,043,677	232,202,399	$14,356
Consumer staples	414,718,005	242,087,581	172,630,424	—
Energy	235,215,316	160,545,216	74,670,100	—
Financials	1,132,211,409	669,352,768	462,858,641	—
Health care	748,135,826	489,447,780	258,592,615	95,431
Industrials	852,822,547	481,287,938	371,534,609	—
Information technology	1,507,164,356	1,329,202,450	177,961,906	—
Materials	246,591,266	118,088,327	128,492,691	10,248
Real estate	177,453,971	135,251,728	42,202,243	—
Utilities	178,298,438	110,141,627	68,156,811	—
Preferred securities	7,461,500	—	7,461,500	—
Warrants	3,463	3,463	—	—
Short-term investments	238,632,355	238,632,355	—	—
Total investments in securities	$6,970,847,863	$4,885,805,009	$2,084,922,819	$120,035
Derivatives:
Liabilities
Futures	$(7,767,910)	$(7,767,910)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$90,051,111	$90,050,706	$405	—
Consumer discretionary	118,064,146	118,060,061	—	$4,085
Consumer staples	57,449,377	57,449,377	—	—
Energy	32,768,399	32,767,760	—	639
Financials	143,372,606	143,364,220	8,386	—
Health care	103,538,661	103,512,681	450	25,530
Industrials	92,402,670	92,402,670	—	—
Information technology	297,648,446	297,648,446	—	—
Materials	23,283,138	23,282,943	—	195
Real estate	24,406,954	24,404,244	—	2,710
Utilities	21,195,168	21,195,168	—	—
Preferred securities	21,338	21,338	—	—
230

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust (continued)
Rights	$104	—	$104	—
Warrants	281	$281	—	—
Short-term investments	25,230,922	25,230,922	—	—
Total investments in securities	$1,029,433,321	$1,029,390,817	$9,345	$33,159
Derivatives:
Liabilities
Futures	$(898,915)	$(898,915)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
231

Significant accounting policies, continued

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at December 31, 2024. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios' net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
500 Index Trust	$1,041,238	$1,082,525	—
Capital Appreciation Value Trust	144,954	150,085	—
Disciplined Value Emerging Markets Equity Trust	3,546,877	3,659,370	—
Disciplined Value International Trust	149,952	153,600	—
Equity Income Trust	11,645,713	11,912,925	—
International Equity Index Trust	1,326,020	1,390,169	—
International Small Company Trust	2,785,314	2,953,235	—
Mid Cap Growth Trust	825,530	844,750	—
Mid Cap Index Trust	1,299,224	1,326,680	—
Mid Value Trust	6,935,561	7,119,884	—
Science & Technology Trust	3,025,826	3,103,075	—
Small Cap Index Trust	23,569,284	8,916,112	$15,371,137
Small Cap Opportunities Trust	213,295	217,652	—
Small Cap Stock Trust	3,961,845	4,069,975	—
Small Cap Value Trust	4,012,617	4,130,400	—
Small Company Value Trust	459,946	469,725	—
Strategic Equity Allocation Trust	24,638,979	25,750,660	—
Total Stock Market Index Trust	2,505,417	2,580,078	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect a portfolio's performance.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
International Equity Index Trust can borrow up to $50 million, subject to asset coverage and other limitations as specified in the agreement.
232

Significant accounting policies, continued

A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. During the year ended December 31, 2024, the average daily loan balance for which loans were outstanding amounted to $16,416,667 and the weighted average interest rate was 6.19% for Disciplined Value Emerging Markets Equity Trust. Interest expense, paid under the line of credit for the portfolio, amounted to $17,008 and is included in Other expenses on the Statement of operations.
Commitment fees for the year ended December 31, 2024 were as follows:
Portfolio	Commitment fee
500 Index Trust	$39,047
American Asset Allocation Trust	5,859
American Global Growth Trust	2,246
American Growth Trust	5,073
American Growth-Income Trust	5,013
American International Trust	2,840
Blue Chip Growth Trust	8,983
Capital Appreciation Trust	3,967
Capital Appreciation Value Trust	3,237
Disciplined Value Emerging Markets Equity Trust	2,965
Disciplined Value International Trust	3,225
Equity Income Trust	6,632
Financial Industries Trust	1,939
Fundamental All Cap Core Trust	10,831
Fundamental Large Cap Value Trust	4,536
Global Equity Trust	3,297
Health Sciences Trust	2,454
International Equity Index Trust	79,325
Portfolio	Commitment fee
International Small Company Trust	$2,460
Lifestyle Balanced Portfolio	5,063
Lifestyle Conservative Portfolio	2,070
Lifestyle Growth Portfolio	20,617
Lifestyle Moderate Portfolio	2,519
Mid Cap Growth Trust	3,679
Mid Cap Index Trust	6,017
Mid Value Trust	3,808
Real Estate Securities Trust	2,582
Science & Technology Trust	5,513
Small Cap Index Trust	3,386
Small Cap Opportunities Trust	2,092
Small Cap Stock Trust	2,532
Small Cap Value Trust	3,129
Small Company Value Trust	1,953
Strategic Equity Allocation Trust	27,827
Total Stock Market Index Trust	5,107

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
American International Trust	$—	$3,240,785
Disciplined Value Emerging Markets Equity Trust	25,127,797	24,189,399
International Equity Index Trust	104,336	8,045,678
Mid Cap Growth Trust	77,257,291	—
Real Estate Securities Trust	2,003,897	—
Small Cap Stock Trust	44,867,090	—
As of December 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$3,804,182,876	$7,071,022,125	$(147,858,644)	$6,923,163,481
American Asset Allocation Trust	1,045,483,388	143,694,749	—	143,694,749
American Global Growth Trust	170,010,569	25,663,716	—	25,663,716
American Growth Trust	699,097,466	322,635,998	—	322,635,998
American Growth-Income Trust	692,812,925	269,702,699	—	269,702,699
American International Trust	381,405,585	—	(32,377,081)	(32,377,081)
Blue Chip Growth Trust	1,168,320,191	930,456,384	(22,323,749)	908,132,635
Capital Appreciation Trust	423,413,103	267,334,172	(4,498,417)	262,835,755
233

Significant accounting policies, continued

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Value Trust	$437,227,254	$46,750,626	$(7,237,728)	$39,512,898
Disciplined Value Emerging Markets Equity Trust	207,107,209	13,500,270	(15,925,282)	(2,425,012)
Disciplined Value International Trust	271,299,715	11,714,858	(19,709,348)	(7,994,490)
Equity Income Trust	1,100,214,624	323,818,248	(47,803,252)	276,014,996
Financial Industries Trust	109,549,252	32,686,973	(330,377)	32,356,596
Fundamental All Cap Core Trust	1,603,855,293	1,169,361,134	(123,063,255)	1,046,297,879
Fundamental Large Cap Value Trust	614,749,062	244,924,182	(37,541,450)	207,382,732
Global Equity Trust	255,766,453	47,675,703	(13,901,264)	33,774,439
Health Sciences Trust	207,865,426	51,788,295	(24,093,561)	27,694,734
International Equity Index Trust	686,746,737	304,632,194	(83,226,493)	221,405,701
International Small Company Trust	109,312,979	16,522,553	(29,503,485)	(12,980,932)
Lifestyle Balanced Portfolio	1,059,239,510	3,173,452	(85,841,227)	(82,667,775)
Lifestyle Conservative Portfolio	182,978,017	1,705,845	(28,558,519)	(26,852,674)
Lifestyle Growth Portfolio	5,284,318,459	58,360,831	(280,409,090)	(222,048,259)
Lifestyle Moderate Portfolio	297,795,070	669,169	(31,051,000)	(30,381,831)
Mid Cap Growth Trust	532,432,270	144,152,327	(19,598,922)	124,553,405
Mid Cap Index Trust	941,112,920	376,514,641	(68,538,047)	307,976,594
Mid Value Trust	558,860,982	104,416,828	(28,967,042)	75,449,786
Real Estate Securities Trust	261,154,984	44,548,295	(6,545,928)	38,002,367
Science & Technology Trust	950,810,926	200,898,877	(5,283,828)	195,615,049
Small Cap Index Trust	439,578,291	187,537,903	(78,117,675)	109,420,228
Small Cap Opportunities Trust	142,359,163	44,516,994	(16,785,830)	27,731,164
Small Cap Stock Trust	255,598,434	70,620,223	(26,632,302)	43,987,921
Small Cap Value Trust	413,587,437	57,596,692	(26,254,836)	31,341,856
Small Company Value Trust	104,367,143	31,727,913	(7,977,057)	23,750,856
Strategic Equity Allocation Trust	3,572,637,061	3,649,340,394	(258,897,502)	3,390,442,892
Total Stock Market Index Trust	422,159,380	642,805,196	(36,430,170)	606,375,026
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended December 31, 2024 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
500 Index Trust	$129,292,956	$100,585,926	$229,878,882
American Asset Allocation Trust	20,039,449	69,258,036	89,297,485
American Global Growth Trust	2,247,963	20,364,385	22,612,348
American Growth Trust	—	83,248,967	83,248,967
American Growth-Income Trust	7,844,561	63,646,553	71,491,114
American International Trust	2,622,427	355,166	2,977,593
Blue Chip Growth Trust	—	168,076,633	168,076,633
Capital Appreciation Trust	—	34,951,527	34,951,527
Capital Appreciation Value Trust	4,269,112	3,611,135	7,880,247
Disciplined Value Emerging Markets Equity Trust	9,383,900	—	9,383,900
Disciplined Value International Trust	8,583,676	17,838,769	26,422,445
Equity Income Trust	29,687,283	56,384,636	86,071,919
Financial Industries Trust	1,277,143	—	1,277,143
Fundamental All Cap Core Trust	3,372,926	226,761,482	230,134,408
Fundamental Large Cap Value Trust	4,877,633	79,353,036	84,230,669
Global Equity Trust	3,461,881	14,848,584	18,310,465
Health Sciences Trust	—	17,349,673	17,349,673
International Equity Index Trust	15,162,634	—	15,162,634
International Small Company Trust	2,889,736	472,218	3,361,954
Lifestyle Balanced Portfolio	22,372,682	24,250,913	46,623,595
Lifestyle Conservative Portfolio	4,641,839	277,165	4,919,004
Lifestyle Growth Portfolio	99,403,549	191,957,007	291,360,556
Lifestyle Moderate Portfolio	6,971,862	5,265,858	12,237,720
Mid Cap Index Trust	16,121,986	39,448,245	55,570,231
Mid Value Trust	2,869,884	31,786,636	34,656,520
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Significant accounting policies, continued

Portfolio	Ordinary Income	Long Term Capital Gains	Total
Real Estate Securities Trust	$6,334,744	—	$6,334,744
Small Cap Index Trust	2,466,382	$12,070,868	14,537,250
Small Cap Opportunities Trust	2,066,999	8,522,453	10,589,452
Small Cap Value Trust	10,450,343	17,707,415	28,157,758
Small Company Value Trust	874,799	4,828,316	5,703,115
Strategic Equity Allocation Trust	116,219,838	625,544,321	741,764,159
Total Stock Market Index Trust	6,829,616	36,796,139	43,625,755
The tax character of distributions for the year ended December 31, 2023 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
500 Index Trust	$97,026,127	$106,450,061	$203,476,188
American Asset Allocation Trust	20,342,381	154,893,638	175,236,019
American Global Growth Trust	934,094	25,532,111	26,466,205
American Growth Trust	609,615	132,975,914	133,585,529
American Growth-Income Trust	9,090,418	90,865,787	99,956,205
American International Trust	3,293,136	50,937,536	54,230,672
Capital Appreciation Trust	—	7,691,406	7,691,406
Capital Appreciation Value Trust	7,410,189	45,397,926	52,808,115
Disciplined Value Emerging Markets Equity Trust	3,336,281	—	3,336,281
Disciplined Value International Trust	5,449,208	—	5,449,208
Equity Income Trust	29,802,809	119,895,139	149,697,948
Financial Industries Trust	1,937,329	4,850,416	6,787,745
Fundamental All Cap Core Trust	8,335,268	261,052,878	269,388,146
Fundamental Large Cap Value Trust	8,890,290	53,417,686	62,307,976
Global Equity Trust	2,189,797	9,865,203	12,055,000
Health Sciences Trust	—	13,814,554	13,814,554
International Equity Index Trust	19,860,519	—	19,860,519
International Small Company Trust	2,023,568	2,210,420	4,233,988
Lifestyle Balanced Portfolio	19,863,795	82,137,517	102,001,312
Lifestyle Conservative Portfolio	4,237,293	7,037,632	11,274,925
Lifestyle Growth Portfolio	89,004,241	614,411,610	703,415,851
Lifestyle Moderate Portfolio	6,366,950	21,470,196	27,837,146
Mid Cap Index Trust	12,327,083	58,517,689	70,844,772
Mid Value Trust	10,554,142	78,419,597	88,973,739
Real Estate Securities Trust	6,193,215	4,888,401	11,081,616
Small Cap Index Trust	6,146,830	7,173,914	13,320,744
Small Cap Opportunities Trust	1,595,118	12,742,701	14,337,819
Small Cap Value Trust	3,836,766	36,753,327	40,590,093
Small Company Value Trust	298,584	8,855,054	9,153,638
Strategic Equity Allocation Trust	106,823,970	397,925,902	504,749,872
Total Stock Market Index Trust	7,780,890	41,714,360	49,495,250
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
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Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
500 Index Trust	$71,529,840	$171,428,321
American Asset Allocation Trust	792,131	86,773,554
American Global Growth Trust	89,751	16,160,369
American Growth Trust	—	85,145,352
American Growth-Income Trust	221,058	97,248,907
American International Trust	70,920	—
Blue Chip Growth Trust	5,874,779	296,802,535
Capital Appreciation Trust	—	74,990,649
Capital Appreciation Value Trust	18,905,599	39,305,298
Disciplined Value Emerging Markets Equity Trust	3,094,194	—
Disciplined Value International Trust	7,596,176	21,159,512
Equity Income Trust	16,157,443	132,050,746
Financial Industries Trust	1,570,224	6,382,196
Fundamental All Cap Core Trust	20,023,005	265,041,112
Fundamental Large Cap Value Trust	8,960,356	102,522,412
Global Equity Trust	4,184,355	31,793,617
Health Sciences Trust	1,689,494	29,132,550
International Equity Index Trust	24,406,265	—
International Small Company Trust	3,202,676	3,462,660
Lifestyle Balanced Portfolio	1,061,497	51,089,725
Lifestyle Conservative Portfolio	220,080	101,518
Lifestyle Growth Portfolio	4,660,165	385,021,648
Lifestyle Moderate Portfolio	329,485	6,823,929
Mid Cap Index Trust	28,349,808	62,237,542
Mid Value Trust	23,834,674	87,635,223
Real Estate Securities Trust	5,728,659	—
Science & Technology Trust	135,363,817	89,424,019
Small Cap Index Trust	8,130,388	30,259,599
Small Cap Opportunities Trust	2,986,770	12,846,864
Small Cap Stock Trust	360,030	—
Small Cap Value Trust	3,405,755	27,962,895
Small Company Value Trust	1,357,240	11,054,264
Strategic Equity Allocation Trust	93,353,496	753,389,189
Total Stock Market Index Trust	11,386,718	19,321,203
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions and corporate actions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
236

Derivative instruments, continued

As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the year ended December 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
500 Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $224.1 million to $364.2 million
Disciplined Value Emerging Markets Equity Trust	To equitize cash balances. As of December 31, 2024, there were no open futures contracts.	Up to $2.2 million
International Equity Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $17.5 million to $32.9 million
International Small Company Trust	To equitize cash balances.	From $703,000 to $1.2 million
Mid Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $38.2 million to $56.7 million
Small Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $16.4 million to $23.4 million
Strategic Equity Allocation Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $244.3 million to $323.9 million
Total Stock Market Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $20.9 million to $42.0 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used written options contracts during the year ended December 31, 2024. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Capital Appreciation Value Trust	To generate potential income from options premiums.	From $732,000 to $2.6 million
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered
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out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the year ended December 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Disciplined Value Emerging Markets Equity Trust	To gain exposure to a security or market without investing directly in such security or market.	Up to $3.0 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at December 31, 2024 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(11,252,705)
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	$(732,090)
Disciplined Value Emerging Markets Equity Trust	Equity	Swap contracts, at value	Total return swaps	—	$(33,831)
International Equity Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$22,381	$(366,189)
International Small Company Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(32,658)
Mid Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(1,516,320)
Small Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(878,803)
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(7,767,910)
Total Stock Market Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(898,915)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2024:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Written options	Total
500 Index Trust	Equity	$56,963,292	—	$56,963,292
Capital Appreciation Value Trust	Equity	—	$(34,038)	$(34,038)
Disciplined Value Emerging Markets Equity Trust	Equity	$266,343	—	$266,343
International Equity Index Trust	Equity	$2,473,742	—	$2,473,742
International Small Company Trust	Equity	$24,619	—	$24,619
Mid Cap Index Trust	Equity	$5,938,014	—	$5,938,014
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		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Written options	Total
Small Cap Index Trust	Equity	$2,346,078	—	$2,346,078
Strategic Equity Allocation Trust	Equity	$39,202,184	—	$39,202,184
Total Stock Market Index Trust	Equity	$7,149,815	—	$7,149,815
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2024:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Written options	Swap contracts	Total
500 Index Trust	Equity	$(18,047,603)	—	—	$(18,047,603)
Capital Appreciation Value Trust	Equity	—	$(239,213)	—	$(239,213)
Disciplined Value Emerging Markets Equity Trust	Equity	$(64,549)	—	$(33,831)	$(98,380)
International Equity Index Trust	Equity	$(1,753,040)	—	—	$(1,753,040)
International Small Company Trust	Equity	$(47,135)	—	—	$(47,135)
Mid Cap Index Trust	Equity	$(3,119,715)	—	—	$(3,119,715)
Small Cap Index Trust	Equity	$(2,208,433)	—	—	$(2,208,433)
Strategic Equity Allocation Trust	Equity	$(16,877,359)	—	—	$(16,877,359)
Total Stock Market Index Trust	Equity	$(2,521,709)	—	—	$(2,521,709)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted below. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  500 Index Trust — a) 0.470% of the first $500 million of average net assets; and b) 0.460% of the excess over $500 million of average net assets.
•  Blue Chip Growth Trust — 0.780% of the first $500 million of aggregate net assets. If aggregate net assets are between $500 million and $1 billion, then 0.775% of all aggregate net assets. If aggregate net assets are between $1 billion and $2 billion, then the following fee schedule shall apply: a) 0.750% of the first $1 billion of aggregate net assets; b) 0.740% of the excess over $1 billion of aggregate net assets. If aggregate net assets exceed $2 billion, then the following fee schedule shall apply: a) 0.740% of the first $3 billion of aggregate net assets; b) 0.725% of the excess over $3 billion of aggregate net assets.  Aggregate net assets include net assets of the portfolio, JHF II Blue Chip Growth Fund and Manulife North American Equity Fund Series – (I) (Asia).
•  Capital Appreciation Trust — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
•  Capital Appreciation Value Trust — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceed $3 billion, then the management fee to be paid is 0.800% of all levels of aggregate net assets.
•  Disciplined Value Emerging Markets Equity Trust — a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.870% of the first $100 million of aggregate net assets; and b) 0.820% of the excess over $100 million of aggregate net assets.
•  Disciplined Value International Trust — a) 0.710% of the first $500 million of aggregate net assets; b) 0.690% of the next $500 million of aggregate net assets; c) 0.680% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets; and f) 0.650% of the excess over $5 billion of aggregate net assets. Prior to December 12, 2024, the annual rates were a) 0.750% of the first $500 million of aggregate net assets; b) 0.720% of the next $500 million of aggregate net assets; c) 0.690% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets; and f) 0.650% of the excess over
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$5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, Manulife Boston Partners International Equity Fund, Disciplined Value International Fund, a series of John Hancock Investment Trust, MLI Pension Plus Growth Fund, Manulife Balanced Fund, Manulife MIM Diversified Fund, Manulife Diversified Tri-Plan Fund and effective December 12, 2024, Manulife Aggressive Asset Allocation Fund, Manulife Balanced Asset Allocation Fund, Manulife Growth Asset Allocation Fund, Manulife Moderate Asset Allocation Fund and Manulife Retirement Date 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 Funds.
•  Equity Income Trust — a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; f) 0.700% of the next $500 million of aggregate net assets; g) 0.695% of the next $1 billion of aggregate net assets; h) 0.690% of the next $1 billion of aggregate net assets; i) 0.680% of the next $1.5 billion of aggregate net assets; j) 0.675% of the next $2 billion of aggregate net assets; and k) 0.670% of the excess over $7.5 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets. When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets. When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets. When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets. When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Equity Income Fund, Manulife US Large Cap Value Equity Fund (Canada) and Manulife North American Equity Fund Series II (Asia).
•  Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.
•  Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the excess over $2.5 billion of aggregate net assets.
•  Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of average net assets; b) 0.650% of average net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of average net assets.
•  Global Equity Trust — a) 0.800% of the first $1 billion of aggregate net assets; and b) 0.790% of the excess over $1 billion of aggregate net assets.
•  Health Sciences Trust — If aggregate net assets are less than $750 million, then the following fee schedule shall apply: a) 1.050% of the first $500 million of aggregate net assets; and b) 1.000% of the next $250 million of aggregate net assets. If aggregate net assets equal or exceed $750 million but are less than $1.5 billion, then the following fee schedule shall apply: a) 0.95% of the first $1 billion of aggregate net assets; and b) 0.90% of the next $500 million of aggregate net assets. If aggregate net assets equal or exceed $1.5 billion but are less than $2 billion, then the management fee to be paid is 0.77% of all levels of aggregate net assets. If aggregate net assets equal or exceed $2 billion, then the management fee to be paid is 0.75% of all levels of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Health Sciences Fund and Manulife Healthcare Fund Series – (I). Prior to October 1, 2024, the annual rates were a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million; e) 0.900% of the next $500 million; and f) 0.900% of the excess over $1.5 billion of aggregate net assets. When aggregate net assets exceed $750 million, the advisory fee was 0.950% on all net assets. When aggregate net assets exceed $1.5 billion, the advisory fee was 0.900% on all net assets. Aggregate net assets are the net assets of the portfolio, JHF II Health Sciences Fund and Manulife Healthcare Fund Series - (I).
•  International Equity Index Trust — a) 0.550% of the first $100 million of average net assets; b) 0.530% of the next $150 million of average net assets; c) 0.520% of the next $250 million of average net assets; and d) 0.510% of the excess over $500 million of average net assets.
•  International Small Company Trust — 0.800% of aggregate net assets.
•  Lifestyle Portfolios — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated funds assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets. Aggregate net assets are the net assets of the Lifestyle Portfolios, JHVIT Managed Volatility Portfolios, JHF II Multimanager Lifestyle Portfolios and JHF II Lifestyle Blend Portfolios.
•  Mid Cap Index Trust, Small Cap Index Trust and Total Stock Market Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.
•  Mid Cap Growth Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $3.2 billion; d) 0.800% of aggregate net assets between $3.2 billion and $3.7 billion; e) 0.775% of aggregate net assets between $3.7 billion and $4.2 billion; and f) 0.755% of the excess over $4.2 billion of aggregate net assets.
•  Mid Value Trust — a) 0.950% of the first $1 billion of aggregate net assets; and b) 0.875% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the management fee for that day is 0.875% of all assets of the portfolio.
•  Real Estate Securities Trust — a) 0.700% of the first $1.5 billion of aggregate net assets; and b) 0.680% of the excess over $1.5 billion of aggregate net assets.
•  Science & Technology Trust — a) 1.050% of the first $50 million of aggregate net assets; b) 1.025% of aggregate net assets between $50 million and $100 million; c) 1.000% of aggregate net assets between $100 million and $200 million; d) 0.975% of aggregate net assets between $200 million and $500 million; e) 0.950% of aggregate net assets between $500 million and $1 billion; and f) 0.925% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $100 million on any day, the annual rate of advisory fee for that day is 1.000% on the first $100 million of aggregate
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net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.975% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.950% on the first $500 million of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Science & Technology Fund and (MMTF) Manulife Technology Fund.
•  Small Cap Opportunities Trust — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio and the JHF II New Opportunities Fund.
•  Small Cap Stock Trust — a) 1.050% of the first $50 million of aggregate net assets; and b) 1.000% of the excess over $50 million of aggregate net assets.
•  Small Cap Value Trust — a) 0.950% of the first $250 million of aggregate net assets; b) 0.940% of the next $500 million of aggregate net assets; c) 0.930% of the next $500 million of aggregate net assets; and d) 0.920% of the excess over $1.25 billion of aggregate net assets.
•  Small Company Value Trust — a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•  Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II U.S. Sector Rotation Fund, and JHF II International Strategic Equity Allocation Fund.
The organizations described below act as the subadvisors to the Trust and certain of its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following subadvisors:
Portfolio	Subadvisor(s)
Disciplined Value Emerging Markets Equity Trust[1] Disciplined Value International Trust	Boston Partners Global Investors, Inc.
International Small Company Trust	Dimensional Fund Advisors LP
Small Cap Opportunities Trust	Dimensional Fund Advisors LP and GW&K Investment Management, LLC
Capital Appreciation Trust	Jennison Associates LLC
Financial Industries Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Global Equity Trust
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Strategic Equity Allocation Trust	Manulife Investment Management (US) LLC[2]
500 Index Trust Mid Cap Index Trust Small Cap Index Trust Total Stock Market Index Trust	Manulife Investment Management (North America) Limited[2]
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust Capital Appreciation Value Trust Equity Income Trust Health Sciences Trust Mid Value Trust Science & Technology Trust Small Company Value Trust	T. Rowe Price Associates, Inc.
Mid Cap Growth Trust Real Estate Securities Trust Small Cap Stock Trust Small Cap Value Trust	Wellington Management Company LLP
1  Prior to May 30, 2024, the subadvisor of the portfolio was Dimensional Fund Advisors LP.
2  An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Portfolio	Expense limitation as a percentage of average net assets
American Asset Allocation Trust	0.10%
Portfolio	Expense limitation as a percentage of average net assets
American Global Growth Trust	0.10%

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Portfolio	Expense limitation as a percentage of average net assets
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Disciplined Value Emerging Markets Equity Trust	0.25%
Disciplined Value International Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Equity Trust	0.25%
Health Sciences Trust	0.20%

Portfolio	Expense limitation as a percentage of average net assets
International Small Company Trust	0.25%
Mid Cap Growth Trust	0.20%
Mid Cap Index Trust	0.08%
Mid Value Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex (the participating portfolios), excluding the Lifestyle Portfolios. This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the year ended December 31, 2024, this waiver amounted to 0.01% of the portfolios’ average net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude class specific expenses, taxes, short dividends, interest expense, acquired fund fees, borrowing costs, prime brokerage fees, portfolio brokerage commissions and litigation and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2025, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2025, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Lifestyle Balanced Portfolio Series I, Series II and Series NAV shares and Lifestyle Growth Portfolio Series I shares in an amount equal to the amount by which expenses of Lifestyle Balanced Portfolio Series I, Series II and Series NAV shares exceed 1.83% for each class (effective June 27, 2024 for Series NAV shares) and Lifestyle Growth Portfolio Series I shares exceed 0.92% of average daily net assets attributable to the class. This reimbursement includes all expenses of the applicable class except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, and short dividend expense. This expense reimbursement will remain in effect until April 30, 2027 and April 30, 2025 for Lifestyle Balanced Portfolio and Lifestyle Growth Portfolio, respectively, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee for Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolio’s average daily net assets. The expense reimbursements will remain in effect until April 30, 2025, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2025, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Fundamental Large Cap Value Trust Series I shares in an amount equal to the amount by which expenses of portfolio's Series I shares exceed 0.88% of average daily net assets attributable to the class. This waiver includes all expenses of the class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expires on April 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Small Cap Index Trust Series I and Series NAV shares in an amount equal to the amount by which expenses of the portfolio's Series I and Series NAV shares exceed 0.70% of average daily net assets attributable to the class. This waiver includes all expenses of the class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expires on April 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
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The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee for Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolio's average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time.
The Advisor has voluntarily agreed to reduce the advisory fee that would be payable by Fundamental Large Cap Value Trust and Total Stock Market Index Trust (after giving effect to asset-based breakpoints) by 0.003% and 0.07% of the portfolios' average daily net assets, respectively. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the year ended December 31, 2024, the waivers under these agreements amounted to:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$17,847,844	$235,050	—	$8,162,923	$26,245,817
American Asset Allocation Trust	30,408	59,361	$8,711	—	98,480
American Global Growth Trust	4,766	9,771	2,261	—	16,798
American Growth Trust	25,917	47,358	7,520	—	80,795
American Growth-Income Trust	28,766	35,046	15,050	—	78,862
American International Trust	10,514	17,392	2,293	—	30,199
Blue Chip Growth Trust	128,340	41,651	—	579,200	749,191
Capital Appreciation Trust	18,663	5,395	—	29,876	53,934
Capital Appreciation Value Trust	3,705	117,490	—	106,963	228,158
Disciplined Value Emerging Markets Equity Trust	497	1,932	—	16,169	18,598
Disciplined Value International Trust	6,194	3,643	—	13,737	23,574
Equity Income Trust	70,836	34,402	—	350,531	455,769
Financial Industries Trust	7,452	1,366	—	2,582	11,400
Fundamental All Cap Core Trust	9,606	4,395	—	204,887	218,888
Fundamental Large Cap Value Trust	57,094	18,718	—	24,074	99,886
Global Equity Trust	18,947	1,797	—	4,414	25,158
Health Sciences Trust	28,830	25,439	—	82,199	136,468
International Equity Index Trust	888,955	51,231	—	1,603,056	2,543,242
International Small Company Trust	1,556	1,039	—	5,722	8,317
Lifestyle Balanced Portfolio	1,865	38,329	—	8,577	48,771
Lifestyle Conservative Portfolio	5,525	61,404	—	3,104	70,033
Lifestyle Growth Portfolio	10,114	219,220	—	31,207	260,541
Lifestyle Moderate Portfolio	2,560	46,190	—	9,711	58,461
Mid Cap Growth Trust	11,381	5,204	—	34,995	51,580
Mid Cap Index Trust	984,775	61,425	—	321,054	1,367,254
Mid Value Trust	129,882	28,478	—	177,124	335,484
Real Estate Securities Trust	4,199	1,995	—	18,404	24,598
Science & Technology Trust	487,306	39,701	—	108,367	635,374
Small Cap Index Trust	218,991	15,655	—	82,308	316,954
Small Cap Opportunities Trust	221,471	73,863	—	140,395	435,729
Small Cap Stock Trust	6,203	1,630	—	16,062	23,895
Small Cap Value Trust	10,579	1,549	—	25,546	37,674
Small Company Value Trust	29,312	21,170	—	40,654	91,136
Strategic Equity Allocation Trust	—	—	—	10,337,443	10,337,443
Total Stock Market Index Trust	430,237	37,944	—	287,721	755,902
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2024, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
243

Fees and transactions with affiliates, continued

Portfolio	Net Annual Effective Rate
500 Index Trust	0.19%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
Blue Chip Growth Trust	0.69%
Capital Appreciation Trust	0.70%
Capital Appreciation Value Trust	0.78%
Disciplined Value Emerging Markets Equity Trust	0.78%
Disciplined Value International Trust	0.68%
Equity Income Trust	0.65%
Financial Industries Trust	0.77%
Fundamental All Cap Core Trust	0.66%
Fundamental Large Cap Value Trust	0.67%
Global Equity Trust	0.79%
Health Sciences Trust	0.82%
International Equity Index Trust	0.25%

Portfolio	Net Annual Effective Rate
International Small Company Trust	0.79%
Lifestyle Balanced Portfolio	0.04%
Lifestyle Conservative Portfolio	0.00%
Lifestyle Growth Portfolio	0.04%
Lifestyle Moderate Portfolio	0.02%
Mid Cap Growth Trust	0.83%
Mid Cap Index Trust	0.36%
Mid Value Trust	0.82%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.88%
Small Cap Index Trust	0.42%
Small Cap Opportunities Trust	0.74%
Small Cap Stock Trust	1.00%
Small Cap Value Trust	0.93%
Small Company Value Trust	0.98%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.39%
*	The JHVIT Feeder Funds do not incur investment advisory fees. Investment advisory fees are incurred by the master fund. For more information on these portfolios, see Note 1.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2024, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.
For all portfolios, except the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.
For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%
Distribution and service fees for the year ended December 31, 2024 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
500 Index Trust	$3,349,484	$220,819	$—	$3,570,303
American Asset Allocation Trust	2,199,443	5,376,061	263,001	7,838,505
American Global Growth Trust	344,657	885,417	68,278	1,298,352
American Growth Trust	1,871,547	4,286,257	226,852	6,384,656
American Growth-Income Trust	2,079,289	3,173,381	454,251	5,706,921
American International Trust	760,994	1,576,389	69,269	2,406,652
Blue Chip Growth Trust	170,100	276,185	—	446,285
Capital Appreciation Trust	112,571	162,874	—	275,445
Capital Appreciation Value Trust	3,851	611,883	—	615,734
Disciplined Value Emerging Markets Equity Trust	3,002	58,509	—	61,511
Disciplined Value International Trust	37,428	110,079	—	147,507
Equity Income Trust	109,517	266,232	—	375,749
Financial Industries Trust	40,623	37,221	—	77,844
Fundamental All Cap Core Trust	55,045	125,991	—	181,036
Fundamental Large Cap Value Trust	235,417	386,111	—	621,528
244

Fees and transactions with affiliates, continued

	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
Global Equity Trust	$114,415	$54,280	$—	$168,695
Health Sciences Trust	27,902	123,009	—	150,911
International Equity Index Trust	162,289	46,733	—	209,022
International Small Company Trust	9,396	31,370	—	40,766
Lifestyle Balanced Portfolio	18,658	1,917,615	—	1,936,273
Lifestyle Conservative Portfolio	6,344	351,142	—	357,486
Lifestyle Growth Portfolio	101,132	10,963,945	—	11,065,077
Lifestyle Moderate Portfolio	6,164	555,867	—	562,031
Mid Cap Growth Trust	68,651	157,056	—	225,707
Mid Cap Index Trust	449,862	140,312	—	590,174
Mid Value Trust	123,029	135,010	—	258,039
Real Estate Securities Trust	25,334	60,228	—	85,562
Science & Technology Trust	405,561	165,600	—	571,161
Small Cap Index Trust	183,569	65,640	—	249,209
Small Cap Opportunities Trust	42,325	70,560	—	112,885
Small Cap Stock Trust	37,436	49,245	—	86,681
Small Cap Value Trust	63,857	46,779	—	110,636
Small Company Value Trust	20,619	74,469	—	95,088
Total Stock Market Index Trust	270,207	119,177	—	389,384
The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09%, 0.07% and 0.05% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust, respectively. Prior to July 1, 2024, the voluntary waiver was 0.02% for Series II of American International Trust.
For the year ended December 31, 2024, the waivers under these agreements amounted to:
Portfolio	Series ll
American Asset Allocation Trust	$430,085
American Global Growth Trust	94,445
American Growth Trust	514,351
American Growth-Income Trust	296,182
American International Trust	73,231
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, open loans, if any, are presented under the caption Receivable/Payable for interfund lending in the Statements of assets and liabilities. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Blue Chip Growth Trust	Lender	$2,950,000	2	5.807%	$952
Capital Appreciation Trust	Lender	2,000,000	1	5.815%	323
Capital Appreciation Value Trust	Lender	13,500,000	2	5.521%	4,141
Disciplined Value Emerging Markets Equity Trust	Lender	2,125,000	4	5.809%	1,372
Disciplined Value International Trust	Borrower	4,200,000	3	5.800%	(2,030)
Disciplined Value International Trust	Lender	5,200,000	5	5.399%	3,899
Equity Income Trust	Lender	6,200,000	1	5.800%	999
Health Sciences Trust	Lender	1,400,000	1	5.810%	226
International Equity Index Trust	Lender	4,000,000	2	5.815%	1,292
International Small Company Trust	Borrower	7,040,000	5	5.801%	(5,672)
Mid Cap Growth Trust	Lender	3,700,000	3	5.810%	1,791
Mid Value Trust	Lender	7,100,000	1	5.800%	1,144
Real Estate Securities Trust	Lender	2,100,000	3	5.810%	1,016
Science & Technology Trust	Borrower	16,200,000	1	5.805%	(2,612)
Science & Technology Trust	Lender	4,200,000	3	5.800%	2,030
Small Cap Stock Trust	Lender	3,500,000	1	5.810%	565
Small Cap Value Trust	Lender	4,475,000	4	5.655%	2,812
Small Company Value Trust	Lender	2,000,000	3	5.800%	966
245

6.  Portfolio share transactions
Transactions in portfolios' shares for the years ended December 31, 2024 and 2023 were as follows:
500 Index Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	8,384,294	$473,404,375	8,708,099	$399,622,002
Distributions reinvested	2,609,878	156,436,116	3,068,945	135,892,893
Repurchased	(6,310,670)	(356,168,087)	(4,839,268)	(218,742,781)
Net increase	4,683,502	$273,672,404	6,937,776	$316,772,114
Series II shares
Sold	129,997	$7,379,004	167,641	$7,511,211
Distributions reinvested	30,586	1,833,633	41,986	1,860,402
Repurchased	(283,895)	(15,934,639)	(285,325)	(12,798,728)
Net decrease	(123,312)	$(6,722,002)	(75,698)	$(3,427,115)
Series NAV shares
Sold	1,567,631	$90,754,653	2,955,606	$135,695,155
Distributions reinvested	1,194,680	71,609,133	1,484,257	65,722,893
Repurchased	(4,279,727)	(241,022,564)	(3,094,442)	(140,904,896)
Net increase (decrease)	(1,517,416)	$(78,658,778)	1,345,421	$60,513,152
Total net increase	3,042,774	$188,291,624	8,207,499	$373,858,151
American Asset Allocation Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	952,118	$9,477,426	747,059	$7,291,823
Distributions reinvested	2,851,442	28,415,938	6,062,620	51,643,021
Repurchased	(2,492,843)	(24,627,130)	(2,746,419)	(26,623,642)
Net increase	1,310,717	$13,266,234	4,063,260	$32,311,202
Series II shares
Sold	35,235	$349,440	110,359	$1,095,260
Distributions reinvested	5,293,839	52,721,639	12,653,333	107,598,534
Repurchased	(11,101,499)	(109,971,187)	(9,650,647)	(93,587,223)
Net increase (decrease)	(5,772,425)	$(56,900,108)	3,113,045	$15,106,571
Series III shares
Sold	43,780	$417,822	13,406	$125,073
Distributions reinvested	816,233	8,159,908	1,866,506	15,994,464
Repurchased	(1,658,479)	(16,450,126)	(1,071,813)	(10,453,267)
Net increase (decrease)	(798,466)	$(7,872,396)	808,099	$5,666,270
Total net increase (decrease)	(5,260,174)	$(51,506,270)	7,984,404	$53,084,043
American Global Growth Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	294,485	$4,614,991	393,521	$5,904,213
Distributions reinvested	448,639	6,635,654	544,180	6,868,077
Repurchased	(344,293)	(5,242,954)	(248,471)	(3,612,296)
Net increase	398,831	$6,007,691	689,230	$9,159,994
Series II shares
Sold	31,594	$514,887	134,980	$2,034,528
Distributions reinvested	879,353	12,895,863	1,267,286	15,869,111
Repurchased	(1,374,079)	(21,160,262)	(1,406,114)	(20,791,947)
Net decrease	(463,132)	$(7,749,512)	(3,848)	$(2,888,308)
Series III shares
Sold	61,344	$962,730	43,020	$638,921
Distributions reinvested	206,691	3,080,831	292,070	3,729,017
Repurchased	(307,313)	(4,817,381)	(257,222)	(3,835,967)
Net increase (decrease)	(39,278)	$(773,820)	77,868	$531,971
Total net increase (decrease)	(103,579)	$(2,515,641)	763,250	$6,803,657
246

Portfolio share transactions, continued

American Growth Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,675,605	$29,392,860	1,660,002	$25,633,315
Distributions reinvested	1,535,467	27,039,941	2,834,984	37,705,288
Repurchased	(1,691,297)	(29,171,742)	(987,140)	(15,385,131)
Net increase	1,519,775	$27,261,059	3,507,846	$47,953,472
Series II shares
Sold	—	—	16,003	$240,851
Distributions reinvested	2,815,704	$48,542,734	6,351,662	82,889,195
Repurchased	(7,081,716)	(122,562,046)	(6,735,548)	(102,213,356)
Net decrease	(4,266,012)	$(74,019,312)	(367,883)	$(19,083,310)
Series III shares
Sold	1,212	$20,618	4,386	$70,327
Distributions reinvested	436,130	7,666,292	982,681	12,991,046
Repurchased	(1,148,314)	(20,309,572)	(1,105,258)	(17,014,838)
Net decrease	(710,972)	$(12,622,662)	(118,191)	$(3,953,465)
Total net increase (decrease)	(3,457,209)	$(59,380,915)	3,021,772	$24,916,697
American Growth-Income Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	792,963	$13,818,728	379,839	$6,002,176
Distributions reinvested	1,491,452	26,662,119	2,435,474	34,400,319
Repurchased	(1,947,640)	(33,626,790)	(1,616,304)	(24,568,236)
Net increase	336,775	$6,854,057	1,199,009	$15,834,259
Series II shares
Sold	5,429	$102,284	316,929	$4,890,881
Distributions reinvested	1,743,009	30,911,701	3,245,548	45,445,213
Repurchased	(4,726,972)	(82,919,617)	(4,236,205)	(65,338,210)
Net decrease	(2,978,534)	$(51,905,632)	(673,728)	$(15,002,116)
Series III shares
Sold	1,089	$18,781	5,027	$73,994
Distributions reinvested	777,962	13,917,294	1,419,758	20,110,673
Repurchased	(2,103,856)	(37,264,268)	(1,758,419)	(27,375,637)
Net decrease	(1,324,805)	$(23,328,193)	(333,634)	$(7,190,970)
Total net increase (decrease)	(3,966,564)	$(68,379,768)	191,647	$(6,358,827)
American International Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	495,171	$7,671,700	813,238	$13,121,644
Distributions reinvested	74,401	1,114,114	1,375,929	18,047,858
Repurchased	(702,444)	(10,718,673)	(833,697)	(13,163,974)
Net increase (decrease)	(132,872)	$(1,932,859)	1,355,470	$18,005,528
Series II shares
Sold	912,994	$13,623,007	536,545	$8,571,896
Distributions reinvested	103,122	1,544,898	2,433,592	31,836,484
Repurchased	(2,094,521)	(32,206,013)	(2,013,539)	(31,874,382)
Net increase (decrease)	(1,078,405)	$(17,038,108)	956,598	$8,533,998
Series III shares
Sold	108,431	$1,607,981	61,570	$1,000,114
Distributions reinvested	21,431	318,581	331,217	4,346,330
Repurchased	(275,978)	(4,239,419)	(240,975)	(3,806,796)
Net increase (decrease)	(146,116)	$(2,312,857)	151,812	$1,539,648
Total net increase (decrease)	(1,357,393)	$(21,283,824)	2,463,880	$28,079,174
Blue Chip Growth Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	152,146	$4,764,620	188,021	$4,256,997
Distributions reinvested	881,157	28,549,482	—	—
Repurchased	(1,641,543)	(52,143,361)	(1,477,699)	(34,125,769)
Net decrease	(608,240)	$(18,829,259)	(1,289,678)	$(29,868,772)
247

Portfolio share transactions, continued

Blue Chip Growth Trust, Cont'd	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series II shares
Sold	106,609	$3,102,507	153,690	$3,289,031
Distributions reinvested	338,654	10,037,709	—	—
Repurchased	(789,675)	(23,095,148)	(825,019)	(17,640,352)
Net decrease	(344,412)	$(9,954,932)	(671,329)	$(14,351,321)
Series NAV shares
Sold	655,766	$22,134,241	968,536	$21,463,898
Distributions reinvested	3,976,948	129,489,442	—	—
Repurchased	(8,147,652)	(262,943,581)	(11,753,813)	(261,253,555)
Net decrease	(3,514,938)	$(111,319,898)	(10,785,277)	$(239,789,657)
Total net decrease	(4,467,590)	$(140,104,089)	(12,746,284)	$(284,009,750)
Capital Appreciation Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	649,040	$3,657,952	656,761	$2,810,300
Distributions reinvested	2,020,630	11,800,479	623,150	2,667,083
Repurchased	(6,091,472)	(35,263,310)	(6,240,845)	(26,518,844)
Net decrease	(3,421,802)	$(19,804,879)	(4,960,934)	$(21,041,461)
Series II shares
Sold	280,085	$1,253,554	800,953	$2,459,758
Distributions reinvested	994,866	4,357,515	326,953	1,069,138
Repurchased	(3,213,465)	(14,096,364)	(3,355,606)	(10,881,919)
Net decrease	(1,938,514)	$(8,485,295)	(2,227,700)	$(7,353,023)
Series NAV shares
Sold	2,786,607	$16,353,521	4,122,024	$18,746,678
Distributions reinvested	3,163,894	18,793,533	909,238	3,955,185
Repurchased	(6,655,273)	(38,210,419)	(7,137,038)	(29,828,456)
Net decrease	(704,772)	$(3,063,365)	(2,105,776)	$(7,126,593)
Total net decrease	(6,065,088)	$(31,353,539)	(9,294,410)	$(35,521,077)
Capital Appreciation Value Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	52,078	$595,140	54,479	$639,149
Distributions reinvested	10,832	131,612	82,144	827,190
Repurchased	(81,707)	(953,856)	(178,298)	(2,039,114)
Net decrease	(18,797)	$(227,104)	(41,675)	$(572,775)
Series II shares
Sold	30,921	$360,179	225,090	$2,466,806
Distributions reinvested	310,096	3,736,654	2,773,314	27,705,410
Repurchased	(3,094,012)	(36,216,971)	(2,698,063)	(30,227,286)
Net increase (decrease)	(2,752,995)	$(32,120,138)	300,341	$(55,070)
Series NAV shares
Sold	767,709	$9,087,897	1,479,712	$16,588,701
Distributions reinvested	331,569	4,011,981	2,420,291	24,275,515
Repurchased	(1,587,288)	(18,170,583)	(1,264,264)	(14,168,455)
Net increase (decrease)	(488,010)	$(5,070,705)	2,635,739	$26,695,761
Total net increase (decrease)	(3,259,802)	$(37,417,947)	2,894,405	$26,067,916
Disciplined Value Emerging Markets Equity Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	140,399	$1,406,280	173,953	$1,607,423
Distributions reinvested	24,054	238,617	10,187	92,603
Repurchased	(154,019)	(1,567,902)	(216,233)	(2,043,701)
Net increase (decrease)	10,434	$76,995	(32,093)	$(343,675)
Series II shares
Sold	106,608	$1,054,225	117,161	$1,116,016
Distributions reinvested	86,949	862,538	37,932	345,183
Repurchased	(531,196)	(5,394,564)	(507,042)	(4,790,018)
Net decrease	(337,639)	$(3,477,801)	(351,949)	$(3,328,819)
248

Portfolio share transactions, continued

Disciplined Value Emerging Markets Equity Trust, Cont'd	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,878,716	$18,731,875	1,067,295	$10,152,146
Distributions reinvested	836,641	8,282,745	319,570	2,898,495
Repurchased	(1,149,558)	(11,798,096)	(2,060,995)	(19,233,640)
Net increase (decrease)	1,565,799	$15,216,524	(674,130)	$(6,182,999)
Total net increase (decrease)	1,238,594	$11,815,718	(1,058,172)	$(9,855,493)
Disciplined Value International Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	186,667	$2,828,028	518,166	$7,458,038
Distributions reinvested	448,111	6,824,735	97,430	1,360,125
Repurchased	(709,305)	(11,352,501)	(762,411)	(11,061,467)
Net decrease	(74,527)	$(1,699,738)	(146,815)	$(2,243,304)
Series II shares
Sold	102,001	$1,466,162	135,564	$1,881,286
Distributions reinvested	257,666	3,921,669	51,874	723,641
Repurchased	(387,886)	(6,242,472)	(427,464)	(6,158,190)
Net decrease	(28,219)	$(854,641)	(240,026)	$(3,553,263)
Series NAV shares
Sold	735,576	$11,372,173	1,585,281	$22,773,285
Distributions reinvested	1,039,525	15,676,041	243,344	3,365,442
Repurchased	(978,313)	(15,584,957)	(2,893,357)	(40,547,829)
Net increase (decrease)	796,788	$11,463,257	(1,064,732)	$(14,409,102)
Total net increase (decrease)	694,042	$8,908,878	(1,451,573)	$(20,205,669)
Equity Income Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	129,217	$1,844,647	222,910	$3,073,145
Distributions reinvested	908,626	13,247,765	1,911,044	22,779,648
Repurchased	(2,021,644)	(29,174,313)	(1,867,990)	(25,823,110)
Net increase (decrease)	(983,801)	$(14,081,901)	265,964	$29,683
Series II shares
Sold	63,941	$900,896	313,835	$4,214,115
Distributions reinvested	427,113	6,167,507	976,439	11,541,509
Repurchased	(1,368,923)	(19,532,840)	(1,380,092)	(18,882,381)
Net decrease	(877,869)	$(12,464,437)	(89,818)	$(3,126,757)
Series NAV shares
Sold	694,771	$10,067,320	3,342,268	$46,223,771
Distributions reinvested	4,616,111	66,656,647	9,761,150	115,376,791
Repurchased	(9,844,173)	(140,863,231)	(8,562,482)	(118,498,084)
Net increase (decrease)	(4,533,291)	$(64,139,264)	4,540,936	$43,102,478
Total net increase (decrease)	(6,394,961)	$(90,685,602)	4,717,082	$40,005,404
Financial Industries Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	937,480	$12,669,196	542,248	$5,735,445
Distributions reinvested	61,325	840,158	481,262	4,504,609
Repurchased	(1,324,366)	(16,006,452)	(2,335,189)	(24,668,021)
Net decrease	(325,561)	$(2,497,098)	(1,311,679)	$(14,427,967)
Series II shares
Sold	107,688	$1,384,363	96,506	$1,003,732
Distributions reinvested	9,601	129,808	86,542	799,649
Repurchased	(305,293)	(3,754,612)	(316,227)	(3,332,162)
Net decrease	(188,004)	$(2,240,441)	(133,179)	$(1,528,781)
249

Portfolio share transactions, continued

Financial Industries Trust, Cont'd	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	111,874	$1,420,794	87,238	$912,232
Distributions reinvested	22,537	307,177	159,343	1,483,487
Repurchased	(310,143)	(3,870,077)	(316,339)	(3,380,292)
Net decrease	(175,732)	$(2,142,106)	(69,758)	$(984,573)
Total net decrease	(689,297)	$(6,879,645)	(1,514,616)	$(16,941,321)
Fundamental All Cap Core Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	379,459	$12,074,194	443,507	$12,460,881
Distributions reinvested	315,203	10,032,913	524,265	12,650,526
Repurchased	(860,768)	(27,371,542)	(786,252)	(22,126,349)
Net increase (decrease)	(166,106)	$(5,264,435)	181,520	$2,985,058
Series II shares
Sold	80,544	$2,588,516	47,593	$1,324,757
Distributions reinvested	143,554	4,539,165	239,332	5,746,353
Repurchased	(335,029)	(10,646,423)	(278,284)	(7,825,440)
Net increase (decrease)	(110,931)	$(3,518,742)	8,641	$(754,330)
Series NAV shares
Sold	938,598	$28,458,273	150,489	$4,169,253
Distributions reinvested	6,706,980	215,562,330	10,311,884	250,991,267
Repurchased	(6,103,259)	(196,119,068)	(5,553,534)	(157,577,439)
Net increase	1,542,319	$47,901,535	4,908,839	$97,583,081
Total net increase	1,265,282	$39,118,358	5,099,000	$99,813,809
Fundamental Large Cap Value Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	237,385	$6,523,263	346,141	$8,402,017
Distributions reinvested	1,761,708	47,936,072	1,626,988	35,679,840
Repurchased	(2,335,698)	(64,950,107)	(2,420,990)	(59,337,341)
Net decrease	(336,605)	$(10,490,772)	(447,861)	$(15,255,484)
Series II shares
Sold	16,514	$462,343	17,848	$441,606
Distributions reinvested	549,329	15,117,520	537,094	11,902,011
Repurchased	(914,578)	(25,700,229)	(959,422)	(23,748,933)
Net decrease	(348,735)	$(10,120,366)	(404,480)	$(11,405,316)
Series NAV shares
Sold	778,192	$21,901,898	447,878	$11,084,853
Distributions reinvested	777,711	21,177,077	671,200	14,726,125
Repurchased	(612,155)	(17,156,454)	(1,379,368)	(33,588,717)
Net increase (decrease)	943,748	$25,922,521	(260,290)	$(7,777,739)
Total net increase (decrease)	258,408	$5,311,383	(1,112,631)	$(34,438,539)
Global Equity Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	277,625	$6,552,659	68,455	$1,462,758
Distributions reinvested	576,232	13,714,332	455,933	9,191,603
Repurchased	(1,445,808)	(34,990,055)	(1,334,894)	(28,221,665)
Net decrease	(591,951)	$(14,723,064)	(810,506)	$(17,567,304)
Series II shares
Sold	13,817	$330,594	9,077	$195,357
Distributions reinvested	53,838	1,271,106	42,536	851,150
Repurchased	(149,838)	(3,583,631)	(142,786)	(3,001,613)
Net decrease	(82,183)	$(1,981,931)	(91,173)	$(1,955,106)
250

Portfolio share transactions, continued

Global Equity Trust, Cont'd	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	62,086	$1,499,358	68,208	$1,450,600
Distributions reinvested	139,825	3,325,027	99,913	2,012,247
Repurchased	(100,177)	(2,439,039)	(138,147)	(2,925,773)
Net increase	101,734	$2,385,346	29,974	$537,074
Total net decrease	(572,400)	$(14,319,649)	(871,705)	$(18,985,336)
Health Sciences Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	48,663	$1,203,800	66,207	$1,581,678
Distributions reinvested	143,283	3,481,776	143,384	3,023,973
Repurchased	(526,317)	(13,137,283)	(444,226)	(10,427,312)
Net decrease	(334,371)	$(8,451,707)	(234,635)	$(5,821,661)
Series II shares
Sold	78,721	$1,654,403	51,065	$1,047,850
Distributions reinvested	176,589	3,641,274	167,026	3,029,860
Repurchased	(506,595)	(10,857,542)	(428,565)	(8,717,221)
Net decrease	(251,285)	$(5,561,865)	(210,474)	$(4,639,511)
Series NAV shares
Sold	197,353	$4,993,881	209,940	$5,032,247
Distributions reinvested	408,411	10,226,623	357,967	7,760,721
Repurchased	(694,508)	(17,636,643)	(571,679)	(13,576,597)
Net decrease	(88,744)	$(2,416,139)	(3,772)	$(783,629)
Total net decrease	(674,400)	$(16,429,711)	(448,881)	$(11,244,801)
International Equity Index Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	850,202	$16,298,096	1,402,854	$24,890,070
Distributions reinvested	257,524	5,104,125	469,454	7,614,539
Repurchased	(2,616,198)	(50,126,116)	(2,161,570)	(37,699,226)
Net decrease	(1,508,472)	$(28,723,895)	(289,262)	$(5,194,617)
Series II shares
Sold	105,887	$2,066,511	112,404	$2,000,146
Distributions reinvested	12,807	254,350	24,945	405,616
Repurchased	(246,409)	(4,779,602)	(153,068)	(2,676,257)
Net decrease	(127,715)	$(2,458,741)	(15,719)	$(270,495)
Series NAV shares
Sold	2,674,644	$51,174,134	2,838,581	$47,561,282
Distributions reinvested	494,910	9,804,159	730,436	11,840,364
Repurchased	(2,334,575)	(44,685,997)	(2,726,990)	(47,837,394)
Net increase	834,979	$16,292,296	842,027	$11,564,252
Total net increase (decrease)	(801,208)	$(14,890,340)	537,046	$6,099,140
International Small Company Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	91,947	$1,188,355	124,654	$1,498,101
Distributions reinvested	48,445	634,624	70,237	769,798
Repurchased	(230,868)	(3,025,011)	(330,569)	(4,079,473)
Net decrease	(90,476)	$(1,202,032)	(135,678)	$(1,811,574)
Series II shares
Sold	69,868	$904,297	65,714	$801,052
Distributions reinvested	30,820	403,121	44,317	485,267
Repurchased	(142,431)	(1,870,374)	(94,029)	(1,147,311)
Net increase (decrease)	(41,743)	$(562,956)	16,002	$139,008
251

Portfolio share transactions, continued

International Small Company Trust, Cont'd	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	377,898	$4,901,671	510,807	$6,271,632
Distributions reinvested	177,420	2,324,209	271,799	2,978,923
Repurchased	(1,287,528)	(16,926,267)	(653,396)	(8,024,267)
Net increase (decrease)	(732,210)	$(9,700,387)	129,210	$1,226,288
Total net increase (decrease)	(864,429)	$(11,465,375)	9,534	$(446,278)
Lifestyle Balanced Portfolio	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	100,376	$1,347,557	427,148	$5,672,568
Distributions reinvested	136,241	1,811,123	345,366	4,080,070
Repurchased	(410,669)	(5,463,235)	(361,583)	(4,695,033)
Net increase (decrease)	(174,052)	$(2,304,555)	410,931	$5,057,605
Series II shares
Sold	1,223,570	$16,245,296	2,371,511	$31,263,388
Distributions reinvested	2,663,188	35,495,359	6,881,558	81,294,696
Repurchased	(8,676,513)	(115,252,032)	(6,404,066)	(83,778,988)
Net increase (decrease)	(4,789,755)	$(63,511,377)	2,849,003	$28,779,096
Series NAV shares
Sold	3,680,614	$49,373,633	750,790	$9,919,263
Distributions reinvested	702,783	9,317,113	1,407,760	16,626,546
Repurchased	(1,001,904)	(13,441,220)	(698,859)	(9,180,440)
Net increase	3,381,493	$45,249,526	1,459,691	$17,365,369
Total net increase (decrease)	(1,582,314)	$(20,566,406)	4,719,625	$51,202,070
Lifestyle Conservative Portfolio	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	154,494	$1,802,188	48,800	$551,070
Distributions reinvested	37,478	424,087	86,326	924,592
Repurchased	(240,048)	(2,752,969)	(209,812)	(2,379,330)
Net decrease	(48,076)	$(526,694)	(74,686)	$(903,668)
Series II shares
Sold	805,702	$9,340,289	1,056,146	$11,985,548
Distributions reinvested	374,374	4,244,584	923,142	9,877,048
Repurchased	(2,189,706)	(25,026,191)	(1,965,849)	(22,202,014)
Net increase (decrease)	(1,009,630)	$(11,441,318)	13,439	$(339,418)
Series NAV shares
Sold	77,619	$891,627	43,414	$493,603
Distributions reinvested	22,142	250,333	44,194	473,285
Repurchased	(47,868)	(538,169)	(170,503)	(1,955,193)
Net increase (decrease)	51,893	$603,791	(82,895)	$(988,305)
Total net decrease	(1,005,813)	$(11,364,221)	(144,142)	$(2,231,391)
Lifestyle Growth Portfolio	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	124,856	$1,748,582	67,095	$906,540
Distributions reinvested	831,500	11,663,304	2,328,910	28,035,209
Repurchased	(1,847,756)	(25,830,185)	(1,863,597)	(25,539,690)
Net increase (decrease)	(891,400)	$(12,418,299)	532,408	$3,402,059
Series II shares
Sold	505,837	$7,158,573	631,944	$8,742,560
Distributions reinvested	17,219,933	241,799,171	49,576,651	596,187,700
Repurchased	(44,754,393)	(625,594,973)	(34,508,225)	(476,016,211)
Net increase (decrease)	(27,028,623)	$(376,637,229)	15,700,370	$128,914,049
252

Portfolio share transactions, continued

Lifestyle Growth Portfolio, Cont'd	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,501,245	$20,809,825	1,278,761	$17,898,527
Distributions reinvested	2,703,100	37,898,081	6,575,055	79,192,942
Repurchased	(1,578,850)	(22,019,651)	(1,447,983)	(19,709,002)
Net increase	2,625,495	$36,688,255	6,405,833	$77,382,467
Total net increase (decrease)	(25,294,528)	$(352,367,273)	22,638,611	$209,698,575
Lifestyle Moderate Portfolio	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	18,151	$226,844	25,570	$305,812
Distributions reinvested	45,397	567,581	108,397	1,227,642
Repurchased	(118,700)	(1,469,755)	(130,993)	(1,631,834)
Net increase (decrease)	(55,152)	$(675,330)	2,974	$(98,380)
Series II shares
Sold	514,843	$6,462,913	990,415	$12,333,991
Distributions reinvested	754,382	9,454,027	1,962,043	22,217,552
Repurchased	(3,540,483)	(44,272,533)	(2,448,417)	(30,395,249)
Net increase (decrease)	(2,271,258)	$(28,355,593)	504,041	$4,156,294
Series NAV shares
Sold	228,099	$2,873,697	324,982	$4,030,530
Distributions reinvested	177,389	2,216,112	387,623	4,391,952
Repurchased	(324,125)	(4,101,033)	(184,386)	(2,295,962)
Net increase	81,363	$988,776	528,219	$6,126,520
Total net increase (decrease)	(2,245,047)	$(28,042,147)	1,035,234	$10,184,434
Mid Cap Growth Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	198,420	$1,816,143	348,060	$2,718,246
Repurchased	(2,512,721)	(23,958,896)	(2,349,214)	(18,458,069)
Net decrease	(2,314,301)	$(22,142,753)	(2,001,154)	$(15,739,823)
Series II shares
Sold	135,425	$1,015,056	110,858	$680,536
Repurchased	(1,842,868)	(13,842,396)	(1,429,443)	(8,740,126)
Net decrease	(1,707,443)	$(12,827,340)	(1,318,585)	$(8,059,590)
Series NAV shares
Sold	1,544,466	$16,534,378	1,120,317	$9,143,195
Repurchased	(7,108,134)	(73,284,409)	(5,048,132)	(42,697,098)
Net decrease	(5,563,668)	$(56,750,031)	(3,927,815)	$(33,553,903)
Total net decrease	(9,585,412)	$(91,720,124)	(7,247,554)	$(57,353,316)
Mid Cap Index Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	624,042	$13,470,128	856,288	$16,291,184
Distributions reinvested	1,862,638	39,581,057	3,104,577	51,970,627
Repurchased	(5,832,724)	(122,967,094)	(5,530,984)	(103,954,510)
Net decrease	(3,346,044)	$(69,915,909)	(1,570,119)	$(35,692,699)
Series II shares
Sold	21,263	$446,100	18,774	$339,613
Distributions reinvested	113,752	2,396,749	194,067	3,223,448
Repurchased	(394,798)	(8,221,346)	(402,226)	(7,512,885)
Net decrease	(259,783)	$(5,378,497)	(189,385)	$(3,949,824)
Series NAV shares
Sold	936,338	$19,977,576	878,302	$16,578,473
Distributions reinvested	639,945	13,592,425	934,928	15,650,697
Repurchased	(1,250,240)	(26,205,190)	(856,626)	(16,132,640)
Net increase	326,043	$7,364,811	956,604	$16,096,530
Total net decrease	(3,279,784)	$(67,929,595)	(802,900)	$(23,545,993)
253

Portfolio share transactions, continued

Mid Value Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,037,142	$11,021,747	1,140,518	$11,771,508
Distributions reinvested	1,216,948	13,276,901	3,960,795	33,112,245
Repurchased	(3,524,593)	(38,079,602)	(3,599,669)	(36,632,191)
Net increase (decrease)	(1,270,503)	$(13,780,954)	1,501,644	$8,251,562
Series II shares
Sold	96,367	$1,043,416	130,926	$1,399,016
Distributions reinvested	256,386	2,802,300	892,946	7,482,890
Repurchased	(931,820)	(9,983,806)	(689,107)	(7,100,098)
Net increase (decrease)	(579,067)	$(6,138,090)	334,765	$1,781,808
Series NAV shares
Sold	295,903	$3,241,409	1,830,807	$18,399,020
Distributions reinvested	1,721,716	18,577,319	5,849,892	48,378,604
Repurchased	(5,179,827)	(55,280,171)	(3,836,340)	(38,746,906)
Net increase (decrease)	(3,162,208)	$(33,461,443)	3,844,359	$28,030,718
Total net increase (decrease)	(5,011,778)	$(53,380,487)	5,680,768	$38,064,088
Real Estate Securities Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	61,630	$1,216,229	44,981	$796,552
Distributions reinvested	48,455	1,044,208	124,590	1,977,238
Repurchased	(437,749)	(8,615,342)	(351,310)	(6,295,006)
Net decrease	(327,664)	$(6,354,905)	(181,739)	$(3,521,216)
Series II shares
Sold	36,179	$688,552	24,666	$433,735
Distributions reinvested	21,102	454,334	59,323	940,863
Repurchased	(259,109)	(5,097,765)	(325,418)	(5,739,071)
Net decrease	(201,828)	$(3,954,879)	(241,429)	$(4,364,473)
Series NAV shares
Sold	471,524	$9,129,418	359,604	$6,470,225
Distributions reinvested	226,414	4,836,202	518,977	8,163,515
Repurchased	(1,060,307)	(20,711,951)	(1,337,630)	(23,508,795)
Net decrease	(362,369)	$(6,746,331)	(459,049)	$(8,875,055)
Total net decrease	(891,861)	$(17,056,115)	(882,217)	$(16,760,744)
Science & Technology Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,735,326	$36,824,590	3,704,541	$58,897,573
Repurchased	(6,204,273)	(131,950,402)	(4,485,057)	(69,121,975)
Net decrease	(4,468,947)	$(95,125,812)	(780,516)	$(10,224,402)
Series II shares
Sold	131,784	$2,408,896	530,188	$6,816,604
Repurchased	(1,041,677)	(19,242,596)	(914,145)	(11,408,467)
Net decrease	(909,893)	$(16,833,700)	(383,957)	$(4,591,863)
Series NAV shares
Sold	531,450	$12,084,642	874,863	$14,243,467
Repurchased	(1,432,610)	(32,340,702)	(997,370)	(16,197,476)
Net decrease	(901,160)	$(20,256,060)	(122,507)	$(1,954,009)
Total net decrease	(6,280,000)	$(132,215,572)	(1,286,980)	$(16,770,274)
Small Cap Index Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,567,843	$21,800,440	1,492,086	$18,255,943
Distributions reinvested	711,192	9,978,020	848,612	9,173,494
Repurchased	(4,266,974)	(58,324,678)	(3,756,818)	(45,191,478)
Net decrease	(1,987,939)	$(26,546,218)	(1,416,120)	$(17,762,041)
254

Portfolio share transactions, continued

Small Cap Index Trust, Cont'd	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series II shares
Sold	132,276	$1,829,901	66,147	$798,814
Distributions reinvested	47,850	665,587	59,400	636,763
Repurchased	(423,593)	(5,657,909)	(305,694)	(3,744,069)
Net decrease	(243,467)	$(3,162,421)	(180,147)	$(2,308,492)
Series NAV shares
Sold	1,313,265	$18,221,521	936,079	$11,341,149
Distributions reinvested	276,930	3,893,643	324,145	3,510,487
Repurchased	(2,275,900)	(29,973,863)	(925,688)	(11,115,217)
Net increase (decrease)	(685,705)	$(7,858,699)	334,536	$3,736,419
Total net decrease	(2,917,111)	$(37,567,338)	(1,261,731)	$(16,334,114)
Small Cap Opportunities Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	72,338	$1,996,897	26,763	$725,820
Distributions reinvested	191,590	5,270,646	313,282	7,164,756
Repurchased	(362,351)	(10,193,993)	(278,546)	(7,380,334)
Net increase (decrease)	(98,423)	$(2,926,450)	61,499	$510,242
Series II shares
Sold	47,594	$1,303,036	29,788	$764,732
Distributions reinvested	66,169	1,758,771	113,490	2,513,812
Repurchased	(176,538)	(4,766,646)	(174,644)	(4,491,622)
Net decrease	(62,775)	$(1,704,839)	(31,366)	$(1,213,078)
Series NAV shares
Sold	353,015	$9,806,057	287,132	$7,378,481
Distributions reinvested	130,836	3,560,035	205,888	4,659,251
Repurchased	(543,624)	(14,735,216)	(124,039)	(3,404,243)
Net increase (decrease)	(59,773)	$(1,369,124)	368,981	$8,633,489
Total net increase (decrease)	(220,971)	$(6,000,413)	399,114	$7,930,653
Small Cap Stock Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	724,913	$4,538,384	936,041	$4,939,578
Repurchased	(2,416,705)	(15,101,470)	(1,933,678)	(10,184,101)
Net decrease	(1,691,792)	$(10,563,086)	(997,637)	$(5,244,523)
Series II shares
Sold	82,968	$454,214	113,090	$515,208
Repurchased	(771,559)	(4,072,299)	(923,044)	(4,107,981)
Net decrease	(688,591)	$(3,618,085)	(809,954)	$(3,592,773)
Series NAV shares
Sold	2,975,214	$20,890,231	1,107,849	$5,935,254
Repurchased	(3,751,691)	(24,415,896)	(1,788,511)	(9,792,728)
Net decrease	(776,477)	$(3,525,665)	(680,662)	$(3,857,474)
Total net decrease	(3,156,860)	$(17,706,836)	(2,488,253)	$(12,694,770)
Small Cap Value Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	302,063	$4,282,408	222,402	$3,032,359
Distributions reinvested	560,643	7,781,731	1,004,575	11,572,708
Repurchased	(1,540,850)	(21,617,950)	(1,977,999)	(27,183,198)
Net decrease	(678,144)	$(9,553,811)	(751,022)	$(12,578,131)
Series II shares
Sold	51,744	$739,414	47,896	$655,644
Distributions reinvested	80,282	1,101,472	151,753	1,729,984
Repurchased	(241,496)	(3,357,798)	(312,529)	(4,177,398)
Net decrease	(109,470)	$(1,516,912)	(112,880)	$(1,791,770)
255

Portfolio share transactions, continued

Small Cap Value Trust, Cont'd	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	814,136	$11,247,881	2,358,614	$32,122,757
Distributions reinvested	1,397,720	19,274,555	2,383,179	27,287,401
Repurchased	(2,728,344)	(38,847,853)	(2,402,023)	(32,873,141)
Net increase (decrease)	(516,488)	$(8,325,417)	2,339,770	$26,537,017
Total net increase (decrease)	(1,304,102)	$(19,396,140)	1,475,868	$12,167,116
Small Company Value Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	42,061	$397,040	81,795	$732,018
Distributions reinvested	184,642	1,776,252	390,950	2,998,586
Repurchased	(728,314)	(6,894,122)	(670,020)	(6,015,008)
Net decrease	(501,611)	$(4,720,830)	(197,275)	$(2,284,404)
Series II shares
Sold	53,729	$470,602	33,395	$276,789
Distributions reinvested	147,503	1,324,580	321,146	2,305,826
Repurchased	(646,268)	(5,667,834)	(508,668)	(4,202,231)
Net decrease	(445,036)	$(3,872,652)	(154,127)	$(1,619,616)
Series NAV shares
Sold	281,453	$2,626,211	325,332	$2,834,879
Distributions reinvested	272,490	2,602,283	505,812	3,849,226
Repurchased	(551,849)	(5,329,603)	(1,013,549)	(8,846,904)
Net increase (decrease)	2,094	$(101,109)	(182,405)	$(2,162,799)
Total net decrease	(944,553)	$(8,694,591)	(533,807)	$(6,066,819)
Strategic Equity Allocation Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	738,519	$13,228,257	163,028	$2,562,077
Distributions reinvested	41,555,415	741,764,159	33,605,185	504,749,872
Repurchased	(71,034,339)	(1,308,378,084)	(65,636,006)	(1,092,023,300)
Net decrease	(28,740,405)	$(553,385,668)	(31,867,793)	$(584,711,351)
Total net decrease	(28,740,405)	$(553,385,668)	(31,867,793)	$(584,711,351)
Total Stock Market Index Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	936,293	$25,844,228	1,061,444	$24,714,325
Distributions reinvested	858,392	24,232,404	1,463,136	31,296,480
Repurchased	(2,891,298)	(78,113,277)	(2,856,211)	(65,567,759)
Net decrease	(1,096,613)	$(28,036,645)	(331,631)	$(9,556,954)
Series II shares
Sold	76,527	$2,010,641	134,883	$3,032,791
Distributions reinvested	72,856	2,042,884	129,277	2,748,424
Repurchased	(306,200)	(8,257,215)	(253,738)	(5,860,384)
Net increase (decrease)	(156,817)	$(4,203,690)	10,422	$(79,169)
Series NAV shares
Sold	3,841,476	$100,565,956	744,594	$17,140,275
Distributions reinvested	614,611	17,350,467	722,316	15,450,346
Repurchased	(509,053)	(14,104,285)	(432,230)	(9,982,111)
Net increase	3,947,034	$103,812,138	1,034,680	$22,608,510
Total net increase	2,693,604	$71,571,803	713,471	$12,972,387
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust, where affiliates owned 99.39%, 80.35%, 99.54% and 71.07% of Series II shares respectively, and Disciplined Value Emerging Markets Equity Trust and International Equity Index Trust, where affiliates owned 60.66% and 99.96% of Series NAV shares, respectively, on December 31, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
256

7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2024:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
500 Index Trust	—	$254,024,312	—	$240,332,578
American Asset Allocation Trust	—	80,543,452	—	150,895,342
American Global Growth Trust	—	12,611,554	—	29,714,551
American Growth Trust	—	43,533,570	—	164,641,094
American Growth-Income Trust	—	60,743,292	—	151,795,129
American International Trust	—	22,171,901	—	43,788,324
Blue Chip Growth Trust	—	324,063,688	—	628,924,042
Capital Appreciation Trust	—	195,749,432	—	267,771,754
Capital Appreciation Value Trust	$132,862,997	240,726,540	$113,810,611	291,568,927
Disciplined Value Emerging Markets Equity Trust	—	572,531,593	—	582,843,345
Disciplined Value International Trust	—	256,951,593	—	273,762,982
Equity Income Trust	—	305,723,072	—	457,242,554
Financial Industries Trust	—	82,275,420	—	89,087,810
Fundamental All Cap Core Trust	—	400,834,124	—	599,173,772
Fundamental Large Cap Value Trust	—	125,870,485	—	191,482,383
Global Equity Trust	—	141,656,212	—	174,588,259
Health Sciences Trust	—	113,756,227	—	145,412,109
International Equity Index Trust	—	50,898,706	—	29,680,480
International Small Company Trust	—	12,613,525	—	26,392,065
Lifestyle Balanced Portfolio	—	123,938,325	—	126,334,330
Lifestyle Conservative Portfolio	—	18,395,171	—	27,123,675
Lifestyle Growth Portfolio	—	463,011,251	—	687,792,421
Lifestyle Moderate Portfolio	—	24,181,485	—	47,740,280
Mid Cap Growth Trust	—	928,958,647	—	1,017,056,959
Mid Cap Index Trust	—	175,950,839	—	272,843,020
Mid Value Trust	—	309,806,176	—	379,756,183
Real Estate Securities Trust	—	205,113,109	—	224,400,480
Science & Technology Trust	—	2,501,130,526	—	2,628,550,214
Small Cap Index Trust	—	69,619,466	—	111,838,848
Small Cap Opportunities Trust	—	40,533,800	—	53,881,817
Small Cap Stock Trust	—	135,499,181	—	150,717,640
Small Cap Value Trust	—	239,474,815	—	280,021,901
Small Company Value Trust	—	39,660,947	—	52,926,559
Strategic Equity Allocation Trust	—	303,792,857	—	1,396,023,129
Total Stock Market Index Trust	—	89,491,094	—	27,616,576
8.  Industry or sector risk
The portfolios may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a portfolio's assets are economically tied to a single or small number of industries or sectors of the economy, the portfolio will be less diversified than a more broadly diversified portfolio, and it may cause the portfolio to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the portfolio’s NAV more volatile. Further, a portfolio that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
9.  Investment in affiliated underlying funds
The Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Lifestyle Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each affiliated underlying funds’ net assets. At December 31, 2024, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Lifestyle Balanced Portfolio	Select Bond Trust	8.4%
	Strategic Equity Allocation Trust	6.9%
Lifestyle Growth Portfolio	Strategic Equity Allocation Trust	50.7%
	Select Bond Trust	25.9%
257

Investment in affiliated underlying funds, continued

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust*	35,827,095	$228,230,262	$709,409,338	$(579,350,616)	$47,364	$70,743	$13,611,563	—	$358,407,091
Blue Chip Growth Trust
John Hancock Collateral Trust*	—	$5,112,872	$63,539,499	$(68,653,425)	$789	$265	$6,867	—	—
Capital Appreciation Trust
John Hancock Collateral Trust*	—	$4,845,876	$2,493,212	$(7,339,308)	$1,323	$(1,103)	$7,517	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust*	15,089	$3,677,578	$37,695,154	$(41,223,156)	$1,493	$(122)	$3,891	—	$150,947
Disciplined Value Emerging Markets Equity Trust
John Hancock Collateral Trust*	365,930	$1,139,355	$28,481,485	$(25,961,020)	$869	$2	$50,507	—	$3,660,691
Disciplined Value International Trust
John Hancock Collateral Trust*	15,355	$6,109,309	$44,957,222	$(50,912,964)	$(322)	$367	$13,987	—	$153,612
Equity Income Trust
John Hancock Collateral Trust*	1,191,867	$2,210,073	$196,841,104	$(187,134,029)	$6,222	$(167)	$97,899	—	$11,923,203
Financial Industries Trust
John Hancock Collateral Trust*	271,428	$2,976,155	$46,636,934	$(46,898,870)	$1,040	$57	$135,834	—	$2,715,316
Fundamental All Cap Core Trust
John Hancock Collateral Trust	4,645,055	$27,258,499	$418,209,284	$(399,018,364)	$17,413	$1,374	$1,273,206	—	$46,468,206
Fundamental Large Cap Value Trust
John Hancock Collateral Trust	1,604,711	$20,392,038	$96,729,191	$(101,073,907)	$4,341	$1,544	$800,692	—	$16,053,207
International Equity Index Trust
John Hancock Collateral Trust*	139,185	$1,827,717	$56,780,214	$(57,216,381)	$815	$18	$50,893	—	$1,392,383
International Small Company Trust
John Hancock Collateral Trust*	295,412	$4,257,109	$12,983,271	$(14,286,468)	$1,396	$(68)	$63,663	—	$2,955,240
Lifestyle Balanced Portfolio
John Hancock Collateral Trust	2	$15	$6	—	—	—	—	—	$21
Select Bond Trust	42,712,920	480,533,143	56,617,904	$(36,523,055)	$(5,093,260)	$(3,054,767)	$17,323,972	—	492,479,965
Strategic Equity Allocation Trust	27,288,148	485,214,555	67,320,422	(89,811,275)	11,905,714	9,462,333	6,920,069	$43,138,781	484,091,749
					$6,812,454	$6,407,566	$24,244,041	$43,138,781	$976,571,735
Lifestyle Conservative Portfolio
John Hancock Collateral Trust	142	$81,686	$55,702	$(135,971)	$26	$(20)	$1,032	—	$1,423
Select Bond Trust	10,874,347	132,497,215	12,752,014	(17,538,784)	(1,850,189)	(479,030)	4,632,238	—	125,381,226
Strategic Equity Allocation Trust	1,732,959	33,200,575	5,643,156	(9,584,891)	(2,241,416)	3,725,270	453,926	$2,829,717	30,742,694
					$(4,091,579)	$3,246,220	$5,087,196	$2,829,717	$156,125,343
Lifestyle Growth Portfolio
John Hancock Collateral Trust	1	$77	$11,038	$(11,110)	—	—	—	—	$5
Select Bond Trust	131,715,617	1,509,436,905	85,056,570	(50,409,241)	$(6,453,134)	$(18,950,042)	$55,328,127	—	1,518,681,058
258

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation Trust	199,751,361	$3,642,845,732	$377,954,680	$(637,383,179)	$71,345,888	$88,826,016	$52,247,953	$325,706,728	$3,543,589,137
					$64,892,754	$69,875,974	$107,576,080	$325,706,728	$5,062,270,200
Lifestyle Moderate Portfolio
John Hancock Collateral Trust	112	$57,755	$42,043	$(98,681)	$16	$(8)	$695	—	$1,125
Select Bond Trust	13,932,919	172,820,144	11,612,311	(20,954,367)	(3,287,268)	455,741	6,002,385	—	160,646,561
Strategic Equity Allocation Trust	6,018,351	115,675,995	12,569,174	(26,785,913)	(722,719)	6,029,016	1,576,101	$9,825,202	106,765,553
					$(4,009,971)	$6,484,749	$7,579,181	$9,825,202	$267,413,239
Mid Cap Growth Trust
John Hancock Collateral Trust*	84,443	$26,511,135	$228,102,339	$(253,766,248)	$(3,190)	$714	$41,205	—	$844,750
Mid Cap Index Trust
John Hancock Collateral Trust*	3,817,393	$45,902,432	$299,128,207	$(306,860,191)	$17,988	$5	$1,761,182	—	$38,188,441
Mid Value Trust
John Hancock Collateral Trust*	711,884	$254,631	$81,862,968	$(74,995,212)	$(1,089)	$251	$101,295	—	$7,121,549
Real Estate Securities Trust
John Hancock Collateral Trust*	—	—	$3,600,870	$(3,600,859)	$(11)	—	$624	—	—
Science & Technology Trust
John Hancock Collateral Trust*	310,211	$10,568,415	$104,016,100	$(111,481,788)	$230	$332	$41,397	—	$3,103,289
Small Cap Index Trust
John Hancock Collateral Trust*	2,420,604	$32,071,162	$213,649,266	$(221,517,475)	$15,942	$(3,660)	$1,255,373	—	$24,215,235
Small Cap Opportunities Trust
John Hancock Collateral Trust*	21,757	—	$5,273,951	$(5,056,631)	$334	$4	$5,225	—	$217,658
Small Cap Stock Trust
John Hancock Collateral Trust*	407,272	$3,421,696	$85,421,598	$(84,771,274)	$2,051	$200	$12,154	—	$4,074,271
Small Cap Value Trust
John Hancock Collateral Trust*	413,042	$6,047,636	$41,465,519	$(43,383,907)	$2,692	$49	—	—	$4,131,989
Small Company Value Trust
John Hancock Collateral Trust*	46,952	$719,443	$20,308,316	$(20,558,370)	$293	$19	$6,908	—	$469,701
Strategic Equity Allocation Trust
John Hancock Collateral Trust*	23,854,171	$288,736,220	$1,732,082,432	$(1,782,281,847)	$98,957	$(3,407)	$11,722,999	—	$238,632,355
Total Stock Market Index Trust
John Hancock Collateral Trust*	2,522,134	$41,161,671	$175,951,426	$(191,893,190)	$13,702	$(2,687)	$1,665,083	—	$25,230,922
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment in affiliates of advisor
Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
259

Investment in affiliates of advisor, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Manulife Financial Corp.	61,700	$1,372,241	$34,703	$(54,346)	$17,790	$525,102	$62,667	—	$1,895,490
11.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At December 31, 2024, affiliated concentration (as a percentage of the portfolios' net assets) is as follows:
Portfolio	Affiliated Concentration
Blue Chip Growth Trust	18.8%
Equity Income Trust	40.4%
Mid Cap Growth Trust	20.4%
Mid Value Trust	28.4%
Small Cap Value Trust	28.5%
Strategic Equity Allocation Trust	100.0%
12.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended December 31, 2024, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Small Company Value Trust	—	$132,367
13.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at December 31, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.5%	$3,143,425
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,312,439
								$4,455,864
14.  Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the portfolios' holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the portfolios' transactions in the securities of these issuers during the year ended December 31, 2024, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
American International Trust
American International Fund - Class 1*	19,564,378	$362,465,700	$22,171,902	$(43,788,324)	$(4,660,673)	$12,839,899	$5,079,547	—	$349,028,504
*	The security was not an affiliate at the beginning of the year.
15.  New accounting pronouncement
In this reporting period, the portfolios adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the portfolios' financial position or the results of its operations. The management committee of the Advisor acts as the portfolios' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  Each portfolio represents a single operating
260

New accounting pronouncement, continued

segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
16.  Other matters
The Jones Group
Strategic Equity Allocation Trust, Small Cap Index Trust, Small Cap Opportunities Trust, and other affiliates have been named as defendants in a lawsuit related to The Jones Group, a fashion company. It is alleged that in 2014, The Jones Group consummated a series of transactions that rendered it insolvent, increased debt, significantly decreased its assets, and distributed more than $1 billion to its shareholders, all to the detriment of the company and its creditors. Equivalent lawsuits have been filed in California, New Jersey, Texas, Illinois and Florida. The total amounts at issue for Strategic Equity Allocation Trust, Small Cap Index Trust, and Small Cap Opportunities Trust are approximately $375,000, $320,000, and $191,000, respectively.
On November 27, 2023, the United States Court of Appeals for the Second Circuit affirmed the dismissal of all claims against the former Jones Group public shareholders. Requests for rehearing were denied on January 3, 2024, and as of May 6, 2024, the case was closed.
17.  Subsequent event
At its meeting held on December 10-12, 2024, the Trust's Board of Trustees approved changing the subadvisor for Small Cap Value Trust from Wellington Management Company LLP to Manulife Investment Management (US) LLC effective on or about April 25, 2025 subject to approval by shareholders of the portfolio. Additionally, effective on or about April 25, 2025, the portfolio's name will be changed to Small Cap Core Trust.
261

John Hancock Variable Insurance Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value Emerging Markets Equity Trust, Disciplined Value International Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Equity Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Growth Trust, Mid Cap Index Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust and Total Stock Market Index Trust
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary portfolio of investments, of 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value Emerging Markets Equity Trust, Disciplined Value International Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Equity Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Growth Trust, Mid Cap Index Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust and Total Stock Market Index Trust (thirty-five of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
262

John Hancock Variable Insurance Trust
Special shareholder meeting (unaudited)

Science & Technology Trust held a Special Meeting of Shareholders on October 1, 2024. The following proposal was considered by the shareholders:
Proposal: To approve a change to the classification of Science & Technology Trust from “diversified” to “non-diversified.”
THE PROPOSAL PASSED ON October 1, 2024.
	Shares voted	% Of shares voted	% Of outstanding shares
For	47,539,672.092	99.187%	99.187%
Against	262,427.663	0.548%	0.547%
Abstain	127,419.122	0.265%	0.265%
263

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHT0A	12/31
2/25
1115015:1224

JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Annual Financial Statements & Other N-CSR Items
December 31, 2024

John Hancock Variable Insurance Trust
Annual Financial Statements & Other N-CSR Items — Table of contents

Portfolio	Portfolio of investments
Active Bond Trust	3
Core Bond Trust	16
High Yield Trust	30
Investment Quality Bond Trust	39
Money Market Trust	54
Opportunistic Fixed Income Trust	56
Portfolio	Portfolio of investments
Select Bond Trust	76
Short Term Government Income Trust	86
Strategic Income Opportunities Trust	88
Total Bond Market Trust	99
Ultra Short Term Bond Trust	109

2

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.3%
U.S. Government – 18.7%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$948,170
1.625%, 11/15/2050	6,500,000	3,389,133
1.875%, 02/15/2041	6,000,000	4,019,465
2.000%, 08/15/2051	241,000	137,710
2.250%, 05/15/2041	3,000,000	2,128,933
2.500%, 02/15/2045	7,566,000	5,249,466
3.000%, 02/15/2047	3,420,000	2,534,231
3.375%, 08/15/2042 to 11/15/2048	4,280,000	3,468,030
3.875%, 05/15/2043	560,000	492,858
4.000%, 11/15/2042	4,927,000	4,433,194
4.250%, 08/15/2054	6,999,000	6,391,493
4.625%, 11/15/2044	4,799,000	4,653,158
4.750%, 11/15/2043	10,615,000	10,480,996
U.S. Treasury Notes
1.375%, 11/15/2031	4,000,000	3,268,649
1.625%, 05/15/2031	1,590,000	1,341,380
3.875%, 08/15/2033	5,180,000	4,929,906
4.125%, 03/31/2031	3,787,000	3,717,387
4.250%, 06/30/2031 to 11/15/2034	27,682,000	27,129,417
4.375%, 12/31/2029	4,160,000	4,157,910
4.500%, 12/31/2031	10,200,000	10,208,491
		103,079,977
U.S. Government Agency – 34.6%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036	637,687	567,237
2.500%, 08/01/2051 to 12/01/2051	1,545,456	1,276,095
3.000%, 03/01/2043 to 08/01/2052	7,467,502	6,461,650
3.500%, 10/01/2046 to 07/01/2052	15,232,494	13,649,892
4.000%, 01/01/2041 to 04/01/2053	9,139,098	8,410,326
4.500%, 12/01/2037 to 08/01/2053	18,393,170	17,469,672
5.000%, 08/01/2052 to 11/01/2054	14,179,973	13,736,561
5.500%, 04/01/2053 to 04/01/2054	4,273,615	4,251,645
Federal National Mortgage Association
2.000%, 04/01/2037 to 12/01/2050	3,136,543	2,529,704
2.500%, 01/01/2036 to 03/01/2052	7,570,718	6,299,996
3.000%, 01/01/2043 to 05/01/2052	29,207,370	25,153,669
3.500%, 06/01/2042 to 09/01/2052	24,233,050	21,695,266
4.000%, 10/01/2025 to 09/01/2053	24,442,956	22,577,576
4.500%, 11/01/2037 to 08/01/2053	20,270,235	19,234,960
5.000%, 12/01/2034 to 11/01/2054	18,198,574	17,695,891
5.500%, 09/01/2034 to 11/01/2054	7,597,164	7,571,534
6.000%, 05/01/2035 to 02/01/2036	646,627	668,133
7.000%, 09/01/2031 to 06/01/2032	45,455	47,369
7.355%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.605%), 08/01/2034 (A)	36,701	37,359
7.372%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%), 07/01/2033 (A)	9,460	9,636
7.500%, 09/01/2029 to 05/01/2031	5,716	5,975
Government National Mortgage Association
4.000%, 02/15/2041	622,331	589,985
5.000%, 04/15/2035	78,071	77,711
5.500%, 03/15/2035	38,636	38,872
6.000%, 03/15/2033 to 06/15/2033	63,236	64,457
6.500%, 09/15/2028 to 08/15/2031	7,247	7,372
7.000%, 04/15/2029	9,105	9,245
8.000%, 10/15/2026	4,047	4,085
		190,141,873
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $317,927,328)		$293,221,850
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 36.8%
Communication services – 2.5%
AT&T, Inc.
2.750%, 06/01/2031	$1,169,000	$1,016,878
3.550%, 09/15/2055	1,171,000	787,597
C&W Senior Finance, Ltd. 6.875%, 09/15/2027 (B)	271,000	267,850
Charter Communications Operating LLC
2.800%, 04/01/2031	947,000	798,605
6.384%, 10/23/2035	781,000	779,549
GCI LLC 4.750%, 10/15/2028 (B)	486,000	453,889
IHS Holding, Ltd.
7.875%, 05/29/2030 (B)	341,000	335,587
8.250%, 11/29/2031 (B)	542,000	534,927
Iliad Holding SAS
7.000%, 04/15/2032 (B)	247,000	248,250
8.500%, 04/15/2031 (B)	200,000	212,633
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (B)(C)	431,000	345,856
Match Group Holdings II LLC
3.625%, 10/01/2031 (B)	81,000	69,122
4.125%, 08/01/2030 (B)	189,000	167,409
Midcontinent Communications 8.000%, 08/15/2032 (B)	482,000	495,076
Millicom International Cellular SA
6.250%, 03/25/2029 (B)(C)	394,200	387,796
7.375%, 04/02/2032 (B)	200,000	200,300
News Corp. 3.875%, 05/15/2029 (B)	403,000	373,837
Paramount Global
4.200%, 05/19/2032	190,000	167,450
4.375%, 03/15/2043	300,000	218,398
4.950%, 05/19/2050	761,000	572,590
Sirius XM Radio, Inc. 4.000%, 07/15/2028 (B)	148,000	136,361
T-Mobile USA, Inc.
3.375%, 04/15/2029	579,000	540,415
3.875%, 04/15/2030	1,720,000	1,618,498
Total Play Telecomunicaciones SA de CV 6.375%, 09/20/2028 (B)	278,000	214,871
Verizon Communications, Inc. 2.550%, 03/21/2031	647,000	557,177
Vodafone Group PLC
5.625%, 02/10/2053	333,000	316,476
7.000%, (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%), 04/04/2079	452,000	462,880
WarnerMedia Holdings, Inc. 4.279%, 03/15/2032	1,395,000	1,229,284
Windstream Services LLC 8.250%, 10/01/2031 (B)	218,000	225,155
WMG Acquisition Corp. 3.875%, 07/15/2030 (B)	120,000	109,342
		13,844,058
Consumer discretionary – 3.5%
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (B)	128,000	119,126
4.750%, 03/01/2030	388,000	362,875
AutoNation, Inc. 4.750%, 06/01/2030	460,000	444,115
Booking Holdings, Inc. 4.625%, 04/13/2030	569,000	563,707
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (B)	94,000	87,382

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Brunswick Corp. 5.850%, 03/18/2029	$222,000	$225,461
Caesars Entertainment, Inc.
6.000%, 10/15/2032 (B)	591,000	569,823
6.500%, 02/15/2032 (B)	234,000	235,056
Century Communities, Inc. 3.875%, 08/15/2029 (B)	189,000	169,310
Flutter Treasury Designated Activity Company 6.375%, 04/29/2029 (B)	200,000	202,936
Ford Motor Company 3.250%, 02/12/2032	395,000	328,523
Ford Motor Credit Company LLC
4.000%, 11/13/2030	1,298,000	1,169,265
5.113%, 05/03/2029	897,000	873,645
5.800%, 03/08/2029	337,000	337,119
6.054%, 11/05/2031	584,000	579,212
6.125%, 03/08/2034	1,195,000	1,169,176
7.122%, 11/07/2033	562,000	586,550
Full House Resorts, Inc. 8.250%, 02/15/2028 (B)	134,000	132,962
General Motors Financial Company, Inc.
3.600%, 06/21/2030	1,625,000	1,489,610
5.950%, 04/04/2034	1,492,000	1,499,795
Genting New York LLC 7.250%, 10/01/2029 (B)	200,000	206,071
Global Auto Holdings, Ltd. 11.500%, 08/15/2029 (B)	103,000	104,819
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (B)	140,000	131,069
Hilton Grand Vacations Borrower LLC
5.000%, 06/01/2029 (B)	436,000	410,838
6.625%, 01/15/2032 (B)	454,000	455,475
Hyundai Capital America
5.300%, 01/08/2029 (B)	262,000	262,513
5.680%, 06/26/2028 (B)	538,000	545,812
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (B)	104,000	100,365
KB Home 4.000%, 06/15/2031	215,000	189,819
Kohl's Corp. 4.625%, 05/01/2031	301,000	240,832
Lithia Motors, Inc.
3.875%, 06/01/2029 (B)	176,000	160,756
4.375%, 01/15/2031 (B)	196,000	177,716
4.625%, 12/15/2027 (B)	50,000	48,378
Macy's Retail Holdings LLC
5.875%, 04/01/2029 to 03/15/2030 (B)	418,000	404,520
6.125%, 03/15/2032 (B)	365,000	342,658
MGM Resorts International 4.750%, 10/15/2028	731,000	699,978
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (B)	496,000	467,632
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (B)	144,000	143,277
Newell Brands, Inc.
6.375%, 05/15/2030	87,000	87,143
6.625%, 05/15/2032	90,000	90,503
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (B)	495,000	445,426
Royal Caribbean Cruises, Ltd.
5.625%, 09/30/2031 (B)	209,000	205,585
6.000%, 02/01/2033 (B)	386,000	385,083
6.250%, 03/15/2032 (B)	118,000	119,414
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Saks Global Enterprises LLC 11.000%, 12/15/2029 (B)	$401,000	$385,680
Service Corp. International 5.750%, 10/15/2032	103,000	99,908
Tapestry, Inc. 5.100%, 03/11/2030	157,000	155,270
The Michaels Companies, Inc.
5.250%, 05/01/2028 (B)	588,000	443,945
7.875%, 05/01/2029 (B)(C)	421,000	255,381
Travel + Leisure Company 4.625%, 03/01/2030 (B)	101,000	93,728
Valvoline, Inc. 3.625%, 06/15/2031 (B)	424,000	361,451
Velocity Vehicle Group LLC 8.000%, 06/01/2029 (B)	115,000	119,588
		19,486,281
Consumer staples – 0.5%
Fiesta Purchaser, Inc. 7.875%, 03/01/2031 (B)	80,000	83,499
JBS USA LUX SA
3.625%, 01/15/2032	460,000	405,927
3.750%, 12/01/2031	86,000	76,306
5.750%, 04/01/2033	573,000	570,374
MARB BondCo PLC 3.950%, 01/29/2031 (B)	712,000	595,465
NBM US Holdings, Inc. 6.625%, 08/06/2029 (B)	554,000	553,999
Performance Food Group, Inc. 6.125%, 09/15/2032 (B)	156,000	155,993
Pilgrim's Pride Corp. 6.250%, 07/01/2033	365,000	371,887
		2,813,450
Energy – 5.8%
Aker BP ASA
3.750%, 01/15/2030 (B)	150,000	139,338
4.000%, 01/15/2031 (B)	289,000	266,452
5.800%, 10/01/2054 (B)	235,000	212,854
Antero Midstream Partners LP
5.375%, 06/15/2029 (B)	418,000	407,058
6.625%, 02/01/2032 (B)	341,000	343,484
Antero Resources Corp. 5.375%, 03/01/2030 (B)	90,000	86,961
Ascent Resources Utica Holdings LLC
5.875%, 06/30/2029 (B)	541,000	526,864
6.625%, 10/15/2032 (B)	145,000	144,128
Blue Racer Midstream LLC
7.000%, 07/15/2029 (B)	103,000	105,199
7.250%, 07/15/2032 (B)	50,000	51,367
Cheniere Energy Partners LP
4.000%, 03/01/2031	766,000	708,326
5.950%, 06/30/2033	558,000	571,219
Cheniere Energy, Inc. 5.650%, 04/15/2034	250,000	251,436
Civitas Resources, Inc. 8.625%, 11/01/2030 (B)	131,000	137,189
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (B)	413,000	407,885
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (B)	105,000	108,078
6.036%, 11/15/2033 (B)	656,000	672,925
Continental Resources, Inc.
2.875%, 04/01/2032 (B)	396,000	325,057
4.900%, 06/01/2044	334,000	270,176

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc. (continued)
5.750%, 01/15/2031 (B)	$683,000	$674,736
Diamondback Energy, Inc. 5.750%, 04/18/2054	574,000	538,659
DT Midstream, Inc. 5.800%, 12/15/2034 (B)	544,000	547,829
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%), 07/15/2077	507,000	485,973
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	683,000	660,279
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	544,000	537,438
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	171,000	189,922
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (B)	151,000	139,864
5.875%, 03/30/2031 (B)	260,000	228,605
Energy Transfer LP
5.150%, 03/15/2045	550,000	481,324
5.250%, 07/01/2029	342,000	343,628
5.400%, 10/01/2047	651,000	584,875
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	1,073,000	1,073,442
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (D)	761,000	763,740
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	1,018,000	994,702
EQM Midstream Partners LP
6.375%, 04/01/2029 (B)	164,000	164,552
7.500%, 06/01/2030 (B)	115,000	122,335
Expand Energy Corp. 4.750%, 02/01/2032	406,000	377,907
Genesis Energy LP 8.000%, 05/15/2033	199,000	194,748
Global Partners LP 8.250%, 01/15/2032 (B)	122,000	125,432
Hess Midstream Operations LP
4.250%, 02/15/2030 (B)	78,000	71,910
5.500%, 10/15/2030 (B)	31,000	29,969
6.500%, 06/01/2029 (B)	105,000	106,038
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032 (B)	64,000	65,016
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	172,000	194,146
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (B)	666,000	644,393
6.750%, 06/30/2030 (B)	113,000	106,874
Matador Resources Company 6.250%, 04/15/2033 (B)	236,000	228,713
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (B)	422,577	350,972
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP
4.950%, 09/01/2032	$344,000	$331,656
5.000%, 03/01/2033	355,000	340,946
Occidental Petroleum Corp.
5.375%, 01/01/2032	229,000	224,226
6.050%, 10/01/2054	582,000	552,196
6.450%, 09/15/2036	618,000	632,665
6.600%, 03/15/2046	276,000	278,640
6.625%, 09/01/2030	676,000	707,431
ONEOK, Inc.
5.650%, 11/01/2028	131,000	133,671
6.050%, 09/01/2033	565,000	581,401
6.625%, 09/01/2053	633,000	665,550
Ovintiv, Inc.
6.250%, 07/15/2033	317,000	324,484
7.200%, 11/01/2031	55,000	59,019
Parkland Corp.
4.500%, 10/01/2029 (B)	266,000	246,712
4.625%, 05/01/2030 (B)	327,000	300,155
6.625%, 08/15/2032 (B)	160,000	158,336
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	927,000	897,961
Saudi Arabian Oil Company 5.250%, 07/17/2034 (B)	305,000	300,867
Sunoco LP
4.500%, 04/30/2030	444,000	411,791
7.000%, 05/01/2029 (B)	324,000	332,511
7.250%, 05/01/2032 (B)	324,000	334,685
Talos Production, Inc.
9.000%, 02/01/2029 (B)	53,000	54,376
9.375%, 02/01/2031 (B)	66,000	67,279
Targa Resources Corp.
5.500%, 02/15/2035	592,000	582,423
6.150%, 03/01/2029	521,000	540,774
Targa Resources Partners LP 4.000%, 01/15/2032	581,000	528,565
The Williams Companies, Inc.
4.650%, 08/15/2032	443,000	421,625
4.800%, 11/15/2029	302,000	297,950
Var Energi ASA 8.000%, 11/15/2032 (B)	1,043,000	1,168,008
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (B)	170,000	156,182
4.125%, 08/15/2031 (B)	296,000	265,077
Venture Global LNG, Inc.
7.000%, 01/15/2030 (B)	315,000	319,718
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (B)(D)	1,043,000	1,090,502
9.500%, 02/01/2029 (B)	538,000	594,633
Vital Energy, Inc. 7.875%, 04/15/2032 (B)	225,000	216,494
Western Midstream Operating LP
4.050%, 02/01/2030	490,000	459,597
5.450%, 11/15/2034	285,000	275,286
Whistler Pipeline LLC
5.400%, 09/30/2029 (B)	228,000	227,079
5.700%, 09/30/2031 (B)	284,000	283,584
		32,128,072
Financials – 10.5%
Ally Financial, Inc.
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	358,000	353,877
8.000%, 11/01/2031	467,000	516,329

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ambac Assurance Corp. 5.100%, 01/21/2025 (B)(D)	$131	$181
American National Group, Inc. 5.750%, 10/01/2029	202,000	202,233
AmWINS Group, Inc. 6.375%, 02/15/2029 (B)	204,000	205,251
Apollo Debt Solutions BDC
6.700%, 07/29/2031 (B)	452,000	464,204
6.900%, 04/13/2029 (B)	793,000	820,348
Ares Capital Corp.
2.875%, 06/15/2028	489,000	450,755
5.875%, 03/01/2029	382,000	385,234
Ares Strategic Income Fund
5.600%, 02/15/2030 (B)	434,000	428,917
6.350%, 08/15/2029 (B)	178,000	181,175
Athene Global Funding
4.721%, 10/08/2029 (B)	328,000	319,888
5.322%, 11/13/2031 (B)	385,000	378,602
Athene Holding, Ltd. 3.500%, 01/15/2031	141,000	127,097
Atlas Warehouse Lending Company LP 6.250%, 01/15/2030 (B)	320,000	318,074
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (B)	155,000	158,189
Banco Santander SA
4.379%, 04/12/2028	593,000	578,509
9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (D)	400,000	461,053
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then Overnight SOFR + 1.060%), 06/14/2029	850,000	771,433
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	973,000	857,180
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	1,599,000	1,374,485
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	784,000	694,464
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	477,000	453,301
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	592,000	576,203
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	770,000	798,879
Barclays PLC 8.000%, (8.000% to 9-15-29, then 5 Year CMT + 5.431%), 03/15/2029 (D)	659,000	681,785
Blackstone Private Credit Fund
3.250%, 03/15/2027	79,000	75,638
4.000%, 01/15/2029 (C)	372,000	351,492
5.250%, 04/01/2030 (B)	449,000	436,474
5.950%, 07/16/2029	233,000	234,535
7.300%, 11/27/2028	479,000	503,773
Blackstone Secured Lending Fund 5.350%, 04/13/2028	429,000	427,867
Block, Inc. 3.500%, 06/01/2031	126,000	110,941
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (B)	$474,000	$474,598
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (B)(D)	230,000	245,481
BPCE SA 5.716%, (5.716% to 1-18-29, then 1 Year CMT + 1.959%), 01/18/2030 (B)	500,000	502,521
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	540,000	528,017
Citigroup, Inc.
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	696,000	709,039
6.250%, (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%), 08/15/2026 (D)	650,000	650,312
Citizens Financial Group, Inc.
3.250%, 04/30/2030	547,000	494,422
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	474,000	475,651
CNA Financial Corp. 2.050%, 08/15/2030	235,000	201,791
CNO Financial Group, Inc.
5.250%, 05/30/2029	706,000	701,027
6.450%, 06/15/2034	286,000	295,478
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	358,000	362,013
Corebridge Financial, Inc. 6.875%, (6.875% to 12-15-27, then 5 Year CMT + 3.846%), 12/15/2052	269,000	276,053
Credit Agricole SA
3.250%, 01/14/2030 (B)	1,049,000	941,854
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (B)	646,000	667,451
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	703,000	595,552
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	410,000	429,035
Enact Holdings, Inc. 6.250%, 05/28/2029	570,000	580,834
Enova International, Inc. 9.125%, 08/01/2029 (B)	139,000	144,567
Fifth Third Bancorp
4.772%, (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%), 07/28/2030	226,000	221,418
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	395,000	399,401
7.623%, (3 month CME Term SOFR + 3.295%), 01/31/2025 (A)(D)	410,000	408,967
GA Global Funding Trust 5.200%, 12/09/2031 (B)	378,000	368,599

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Global Atlantic Financial Company
4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (B)	$384,000	$370,870
7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (B)	162,000	169,452
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	225,000	225,177
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	169,000	168,780
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	381,000	393,340
ING Groep NV
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	200,000	207,058
6.500%, (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%), 04/16/2025 (D)	135,000	134,998
Jefferies Financial Group, Inc. 6.200%, 04/14/2034	470,000	484,366
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	401,000	353,267
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	886,000	792,535
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	276,000	270,478
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	586,000	574,850
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	582,000	579,483
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	621,000	620,436
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	582,000	575,753
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	400,000	407,899
Lazard Group LLC 4.375%, 03/11/2029	552,000	537,739
Liberty Mutual Group, Inc. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (B)	203,000	193,177
Lloyds Banking Group PLC 6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (D)	342,000	327,090
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (D)	116,000	114,239
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	434,000	420,451
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Macquarie Airfinance Holdings, Ltd. 5.150%, 03/17/2030 (B)	$130,000	$126,989
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (B)	424,000	386,581
MassMutual Global Funding II 4.350%, 09/17/2031 (B)	456,000	437,832
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	556,000	566,741
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	203,000	168,087
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	926,000	753,146
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	927,000	928,324
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	700,000	688,527
MSCI, Inc. 3.625%, 11/01/2031 (B)	652,000	583,827
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (B)	85,000	79,308
5.500%, 08/15/2028 (B)	156,000	151,504
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (D)	566,000	558,162
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (D)	441,000	469,677
OneMain Finance Corp. 9.000%, 01/15/2029	233,000	247,066
Popular, Inc. 7.250%, 03/13/2028	517,000	532,456
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	892,000	871,034
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	234,000	237,237
Ryan Specialty LLC 5.875%, 08/01/2032 (B)	397,000	392,809
SBL Holdings, Inc. 5.000%, 02/18/2031 (B)	151,000	135,461
Sixth Street Lending Partners 5.750%, 01/15/2030 (B)	274,000	269,702
Societe Generale SA
5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (B)(D)	557,000	473,201
5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (B)	230,000	229,573
Starwood Property Trust, Inc.
6.000%, 04/15/2030 (B)	380,000	372,980
7.250%, 04/01/2029 (B)	84,000	86,168
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	629,000	503,416

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp. 4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030	$342,000	$342,469
The Charles Schwab Corp.
5.643%, (5.643% to 5-19-28, then Overnight SOFR + 2.210%), 05/19/2029	240,000	244,852
5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	334,000	343,806
6.196%, (6.196% to 11-17-28, then Overnight SOFR + 1.878%), 11/17/2029	641,000	668,166
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	1,635,000	1,393,224
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	697,000	589,124
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	560,000	545,033
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	377,000	388,295
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (D)	440,000	444,142
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	560,000	553,450
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	681,000	687,011
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	602,000	612,896
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	366,000	391,363
Trust Fibra Uno 7.375%, 02/13/2034 (B)	554,000	552,746
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	655,000	626,988
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	364,000	367,007
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	604,000	615,716
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (B)	452,000	454,906
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (B)	400,000	418,405
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG (continued)
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (B)(D)	$300,000	$324,321
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (B)(D)	200,000	229,186
Wells Fargo & Company
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	699,000	630,515
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,847,000	1,619,168
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	542,000	527,349
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	814,000	865,264
		57,979,095
Health care – 2.3%
Amgen, Inc.
5.250%, 03/02/2030 to 03/02/2033	1,947,000	1,943,675
5.650%, 03/02/2053	656,000	631,575
Cencora, Inc. 2.800%, 05/15/2030	430,000	386,032
Centene Corp.
2.450%, 07/15/2028	178,000	160,184
3.000%, 10/15/2030	478,000	412,465
3.375%, 02/15/2030	273,000	243,156
Concentra Escrow Issuer Corp. 6.875%, 07/15/2032 (B)	72,000	73,509
DaVita, Inc.
3.750%, 02/15/2031 (B)	208,000	179,974
4.625%, 06/01/2030 (B)	678,000	623,302
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (B)(C)	237,000	251,109
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (B)	995,000	817,491
HCA, Inc. 5.450%, 04/01/2031	464,000	463,066
Horizon Mutual Holdings, Inc. 6.200%, 11/15/2034 (B)	566,000	553,428
Icon Investments Six DAC 5.849%, 05/08/2029	305,000	310,803
IQVIA, Inc. 6.250%, 02/01/2029	320,000	330,860
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	669,000	556,791
Royalty Pharma PLC 5.150%, 09/02/2029	274,000	273,231
Solventum Corp.
5.400%, 03/01/2029 (B)	478,000	479,201
5.450%, 03/13/2031 (B)	919,000	918,274
Thermo Fisher Scientific, Inc. 4.977%, 08/10/2030	166,000	167,428
Universal Health Services, Inc. 2.650%, 10/15/2030	503,000	432,334
Varex Imaging Corp. 7.875%, 10/15/2027 (B)	189,000	193,310
Viatris, Inc.
2.700%, 06/22/2030	901,000	781,581

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Viatris, Inc. (continued)
4.000%, 06/22/2050	$2,005,000	$1,366,053
		12,548,832
Industrials – 4.3%
AAR Escrow Issuer LLC 6.750%, 03/15/2029 (B)	132,000	133,862
AerCap Ireland Capital DAC
3.000%, 10/29/2028	313,000	289,825
3.300%, 01/30/2032	1,358,000	1,183,252
Aeropuertos Dominicanos Siglo XXI SA 7.000%, 06/30/2034 (B)	200,000	203,837
Air Canada 2020-1 Class C Pass Through Trust 10.500%, 07/15/2026 (B)	548,000	581,565
Albion Financing 1 SARL 6.125%, 10/15/2026 (B)	200,000	200,041
Allied Universal Holdco LLC 7.875%, 02/15/2031 (B)	699,000	714,438
Amentum Holdings, Inc. 7.250%, 08/01/2032 (B)	47,000	47,356
American Airlines 2014-1 Class A Pass Through Trust 3.700%, 10/01/2026	220,555	214,424
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	930,796	888,855
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	574,128	548,054
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028 (C)	76,187	73,261
American Airlines 2016-3 Class A Pass Through Trust 3.250%, 10/15/2028	36,120	33,228
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	337,260	316,922
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	440,738	419,461
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	276,135	253,697
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	678,758	602,067
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	506,423	458,058
American Airlines 2019-1 Class B Pass Through Trust 3.850%, 02/15/2028	86,750	81,404
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	497,264	434,128
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	543,660	502,654
American Airlines, Inc. 7.250%, 02/15/2028 (B)	198,000	202,956
Arcosa, Inc. 6.875%, 08/15/2032 (B)	71,000	72,143
Ashtead Capital, Inc.
4.250%, 11/01/2029 (B)	400,000	379,072
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Ashtead Capital, Inc. (continued)
5.500%, 08/11/2032 (B)	$200,000	$197,431
5.550%, 05/30/2033 (B)	400,000	393,773
5.950%, 10/15/2033 (B)	472,000	477,343
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (B)	117,000	110,994
Belron UK Finance PLC 5.750%, 10/15/2029 (B)	200,000	197,942
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (B)	448,000	437,409
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	62,044	58,248
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	209,379	198,475
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	61,558	63,619
Builders FirstSource, Inc.
4.250%, 02/01/2032 (B)	439,000	387,686
6.375%, 06/15/2032 to 03/01/2034 (B)	633,000	625,928
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (B)	313,000	323,586
Cimpress PLC 7.375%, 09/15/2032 (B)	305,000	303,002
Concentrix Corp. 6.600%, 08/02/2028 (C)	636,000	651,651
Delta Air Lines, Inc.
4.375%, 04/19/2028	522,000	509,037
4.750%, 10/20/2028 (B)	728,051	718,108
Embraer Netherlands Finance BV 7.000%, 07/28/2030 (B)	405,000	421,205
EMRLD Borrower LP 6.625%, 12/15/2030 (B)	576,000	576,768
Flowserve Corp. 3.500%, 10/01/2030	327,000	298,302
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (B)	387,000	372,314
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (B)	212,000	223,157
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	361,886	314,130
Kingston Airport Revenue Finance, Ltd. 6.750%, 12/15/2036 (B)	200,000	200,900
MasTec, Inc.
4.500%, 08/15/2028 (B)	146,000	141,547
5.900%, 06/15/2029	309,000	314,532
Owens Corning
3.500%, 02/15/2030	143,000	132,786
3.875%, 06/01/2030	45,000	42,390
5.700%, 06/15/2034	589,000	598,339
Quanta Services, Inc. 5.250%, 08/09/2034	292,000	285,225
Regal Rexnord Corp. 6.400%, 04/15/2033	282,000	290,965
Terex Corp. 6.250%, 10/15/2032 (B)	84,000	82,320
The Boeing Company 6.298%, 05/01/2029	213,000	220,789
TriNet Group, Inc. 3.500%, 03/01/2029 (B)	104,000	94,119
Uber Technologies, Inc.
4.500%, 08/15/2029 (B)	330,000	319,139

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Uber Technologies, Inc. (continued)
4.800%, 09/15/2034	$171,000	$163,659
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	506,405	475,134
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	99,020	97,618
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	469,781	437,129
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	619,619	632,794
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	640,365	653,033
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	458,000	466,031
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	498,000	498,695
United Airlines, Inc. 4.625%, 04/15/2029 (B)	154,000	146,421
Watco Companies LLC 7.125%, 08/01/2032 (B)	164,000	169,043
Williams Scotsman, Inc. 6.625%, 06/15/2029 (B)	189,000	191,249
		23,348,525
Information technology – 2.5%
AppLovin Corp.
5.375%, 12/01/2031	314,000	314,082
5.500%, 12/01/2034	326,000	323,571
Atlassian Corp. 5.250%, 05/15/2029	331,000	333,464
Autodesk, Inc. 2.850%, 01/15/2030	219,000	198,300
Broadcom, Inc.
3.419%, 04/15/2033 (B)	433,000	379,019
3.469%, 04/15/2034 (B)	285,000	246,998
4.550%, 02/15/2032	223,000	215,647
4.750%, 04/15/2029	1,668,000	1,656,793
CDW LLC
3.250%, 02/15/2029	119,000	109,624
5.100%, 03/01/2030	181,000	178,265
5.550%, 08/22/2034	241,000	237,538
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (B)	144,000	142,784
Dell International LLC
5.300%, 10/01/2029	225,000	227,161
5.400%, 04/15/2034	1,165,000	1,162,189
Flex, Ltd. 5.250%, 01/15/2032	165,000	162,246
Foundry JV Holdco LLC
5.875%, 01/25/2034 (B)	548,000	536,093
5.900%, 01/25/2030 (B)	329,000	333,612
Gartner, Inc. 4.500%, 07/01/2028 (B)	671,000	653,853
Marvell Technology, Inc. 2.450%, 04/15/2028	749,000	690,910
Micron Technology, Inc.
2.703%, 04/15/2032	453,000	379,608
5.300%, 01/15/2031	368,000	367,632
5.327%, 02/06/2029	630,000	632,969
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Micron Technology, Inc. (continued)
6.750%, 11/01/2029	$974,000	$1,036,993
Motorola Solutions, Inc.
2.300%, 11/15/2030	786,000	673,046
2.750%, 05/24/2031	715,000	619,156
Oracle Corp.
2.950%, 04/01/2030	355,000	320,463
5.550%, 02/06/2053	893,000	843,700
Qorvo, Inc.
3.375%, 04/01/2031 (B)	471,000	402,824
4.375%, 10/15/2029	311,000	291,666
Rocket Software, Inc. 9.000%, 11/28/2028 (B)	256,000	265,109
		13,935,315
Materials – 1.1%
Alcoa Nederland Holding BV 7.125%, 03/15/2031 (B)	128,000	132,273
Aris Mining Corp. 8.000%, 10/31/2029 (B)	200,000	198,006
Arsenal AIC Parent LLC 8.000%, 10/01/2030 (B)	211,000	218,342
Braskem Netherlands Finance BV 4.500%, 01/31/2030 (B)	862,000	729,714
Cemex SAB de CV
3.875%, 07/11/2031 (B)	545,000	475,030
5.200%, 09/17/2030 (B)	445,000	425,881
Clydesdale Acquisition Holdings, Inc. 6.875%, 01/15/2030 (B)	387,000	389,619
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	614,000	583,505
5.400%, 11/14/2034	454,000	448,951
5.450%, 03/15/2043	354,000	330,756
Graphic Packaging International LLC 3.500%, 03/01/2029 (B)	198,000	180,851
Magnera Corp. 7.250%, 11/15/2031 (B)	419,000	409,049
Novelis Corp. 4.750%, 01/30/2030 (B)	525,000	484,589
Owens-Brockway Glass Container, Inc. 7.250%, 05/15/2031 (B)	451,000	438,922
Sasol Financing USA LLC 5.500%, 03/18/2031	192,000	161,957
Summit Materials LLC 7.250%, 01/15/2031 (B)	122,000	129,452
Vulcan Materials Company 5.350%, 12/01/2034 (C)	218,000	217,342
		5,954,239
Real estate – 0.9%
American Tower Corp. 3.800%, 08/15/2029	931,000	881,349
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	676,000	590,307
GLP Capital LP
3.250%, 01/15/2032	269,000	230,400
4.000%, 01/15/2030	262,000	244,022
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (B)	126,000	115,967
Iron Mountain, Inc.
5.250%, 07/15/2030 (B)	304,000	290,186
6.250%, 01/15/2033 (B)	307,000	305,774
VICI Properties LP
3.875%, 02/15/2029 (B)	296,000	278,918
4.625%, 12/01/2029 (B)	571,000	546,924

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
VICI Properties LP (continued)
5.125%, 11/15/2031 to 05/15/2032	$1,201,000	$1,170,552
		4,654,399
Utilities – 2.9%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	382,111	334,126
Alpha Generation LLC 6.750%, 10/15/2032 (B)	214,000	211,726
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (B)	209,000	210,143
American Electric Power Company, Inc. 5.625%, 03/01/2033	218,000	220,225
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (B)(C)	199,232	212,692
CenterPoint Energy, Inc.
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	177,000	180,812
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	639,000	657,291
Constellation Energy Generation LLC
6.125%, 01/15/2034	195,000	204,119
6.500%, 10/01/2053	312,000	330,490
Dominion Energy, Inc.
3.375%, 04/01/2030	308,000	283,306
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	405,000	420,857
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	185,000	195,357
Duke Energy Corp.
2.450%, 06/01/2030	105,000	92,034
5.750%, 09/15/2033	647,000	663,335
Edison International 7.875%, (7.875% to 6-15-29, then 5 Year CMT + 3.658%), 06/15/2054	69,000	71,267
Electricite de France SA
5.650%, 04/22/2029 (B)	756,000	772,227
9.125%, (9.125% to 6-15-33, then 5 Year CMT + 5.411%), 03/15/2033 (B)(D)	421,000	474,869
FirstEnergy Corp.
2.650%, 03/01/2030	379,000	335,960
3.400%, 03/01/2050	167,000	113,399
Georgia Power Company 4.950%, 05/17/2033	340,000	332,959
Lightning Power LLC 7.250%, 08/15/2032 (B)	275,000	282,737
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	265,000	229,119
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	262,000	266,662
NiSource, Inc.
1.700%, 02/15/2031	205,000	167,624
3.600%, 05/01/2030	345,000	321,812
NRG Energy, Inc.
3.625%, 02/15/2031 (B)	335,000	292,945
3.875%, 02/15/2032 (B)	626,000	546,729
4.450%, 06/15/2029 (B)	412,000	393,494
5.750%, 07/15/2029 (B)	216,000	209,978
6.000%, 02/01/2033 (B)	303,000	294,281
6.250%, 11/01/2034 (B)	303,000	297,196
7.000%, 03/15/2033 (B)	497,000	536,474
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (B)(D)	371,000	409,597
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company
4.950%, 07/01/2050	$282,000	$244,716
5.800%, 05/15/2034	430,000	439,684
PG&E Corp. 7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	698,000	716,310
Sempra
5.500%, 08/01/2033	534,000	535,094
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	422,000	418,424
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	398,000	402,445
The Southern Company
5.200%, 06/15/2033	199,000	196,722
5.700%, 03/15/2034	490,000	500,115
Vistra Corp. 8.000%, (8.000% to 10-15-26, then 5 Year CMT + 6.930%), 10/15/2026 (B)(D)	172,000	175,537
Vistra Operations Company LLC
4.300%, 07/15/2029 (B)	891,000	850,326
6.875%, 04/15/2032 (B)	228,000	233,453
6.950%, 10/15/2033 (B)	431,000	463,757
		15,742,425
TOTAL CORPORATE BONDS (Cost $204,528,607)		$202,434,691
MUNICIPAL BONDS – 0.0%
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	171,107
TOTAL MUNICIPAL BONDS (Cost $231,000)		$171,107
TERM LOANS (E) – 0.0%
Health care – 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%) 8.357%, 04/23/2031	190,523	191,666
TOTAL TERM LOANS (Cost $190,603)		$191,666
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.6%
Commercial and residential – 2.6%
Angel Oak Mortgage Trust LLC
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(F)	202,930	166,652
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (B)	399,682	390,095
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(F)	143,005	124,722
BAHA Trust Series 2024-MAR, Class A 6.171%, 12/10/2041 (B)(F)	463,000	467,433
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.719%, 11/05/2032 (B)(F)	116,000	58,536
BANK Series 2021-BN34, Class XA IO 0.972%, 06/15/2063	12,722,722	561,673
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	97,858	93,880

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust (continued)
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	$151,000	$151,506
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	158,000	161,201
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	185,648	181,650
Series 2024-V12, Class A3, 5.738%, 12/15/2057	418,000	428,499
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (F)	163,000	166,001
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(F)	85,142	78,785
BX Trust
Series 2019-OC11, Class D, 3.944%, 12/09/2041 (B)(F)	300,000	272,841
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (B)	267,000	268,241
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 6.688%, 07/20/2034 (F)	249,860	239,334
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class XA IO, 0.845%, 12/15/2072	14,501,325	501,437
Series 2023-SMRT, Class A, 5.820%, 10/12/2040 (B)(F)	210,000	213,422
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.924%, 08/25/2066 (B)(F)	186,831	152,767
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(F)	354,850	301,213
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.436%, 05/10/2051	4,962,873	62,589
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D, 4.394%, 08/10/2030 (B)(F)	307,000	254,864
Series 2020-CX, Class A, 2.173%, 11/10/2046 (B)	500,000	410,672
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A, 2.257%, 08/15/2037 (B)	52,695	51,356
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(F)	101,048	89,014
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(F)	138,557	117,312
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (B)(F)	107,171	88,109
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(F)	253,207	207,332
CSAIL Commercial Mortgage Trust Series 2019-C17, Class A4 2.763%, 09/15/2052	425,000	385,810
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month CME Term SOFR + 1.014%) 5.381%, 07/19/2044 (A)	$211,433	$198,166
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(F)	50,545	42,988
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(F)	177,277	144,511
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(F)	306,263	244,576
FREMF Mortgage Trust Series 2019-KF69, Class B (30 day Average SOFR + 2.414%) 7.080%, 08/25/2029 (A)(B)	87,868	82,533
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(F)	115,581	99,043
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(F)	122,018	102,039
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(F)	192,507	163,670
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (B)(F)	83,339	73,294
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (B)	6,271,201	104,037
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	6,422,878	84,357
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (B)	6,830,197	118,676
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(F)	108,964	92,895
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (B)	258,000	229,633
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.899%, 04/21/2034 (F)	41,816	40,335
Series 2004-8, Class 5A1, 7.522%, 08/25/2034 (F)	21,501	20,801
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(F)	78,618	72,604
Morgan Stanley Capital I Trust Series 2019-L3, Class XA IO 0.605%, 11/15/2052	20,020,188	497,414
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C 4.316%, 01/15/2043 (B)(F)	98,000	86,331
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.312%, 11/05/2041 (B)(F)	279,000	266,247
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	113,230	104,233

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(F)	$91,317	$74,693
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(F)	196,065	158,953
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(F)	246,874	214,122
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (B)	391,000	389,910
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (B)	557,000	565,353
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month CME Term SOFR + 0.514%) 4.885%, 05/20/2035 (A)	19,414	17,610
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (B)	352,000	286,954
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (B)(F)	27,616	27,562
Towd Point Mortgage Trust
Series 2015-6, Class M2, 3.750%, 04/25/2055 (B)(F)	1,000,000	979,736
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(F)	188,547	175,308
Series 2019-1, Class A1, 3.750%, 03/25/2058 (B)(F)	132,624	127,061
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(F)	113,850	108,313
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	182,464	163,446
Series 2024-4, Class A1A, 4.391%, 10/27/2064 (B)(F)	226,306	219,786
UBS Commercial Mortgage Trust Series 2019-C17, Class XA IO 1.436%, 10/15/2052	8,451	453
Verus Securitization Trust
Series 2020-5, Class A1, 2.218%, 05/25/2065 (B)	49,806	48,169
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(F)	204,808	171,929
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(F)	119,366	99,691
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(F)	175,825	146,205
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(F)	61,437	57,870
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	152,270	128,283
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	500,000	452,284
		14,129,020
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	475,572	40,072
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3387, Class SB IO, 1.708%, 11/15/2037	$518,506	$40,115
Series K109, Class X1 IO, 1.575%, 04/25/2030	3,078,349	204,020
Series K121, Class X1 IO, 1.019%, 10/25/2030	12,594,937	581,486
Series T-41, Class 3A, 4.381%, 07/25/2032 (F)	32,622	29,636
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	2,593	2,626
Series 2002-W3, Class A5, 7.500%, 11/25/2041	36,600	38,388
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	416,848	36,887
Series 2019-M25, Class X IO, 0.126%, 11/25/2029	702,372	3,762
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	578,132
Government National Mortgage Association
Series 2008-90, Class IO, 2.015%, 12/16/2050	1,974,530	246,681
Series 2010-147, Class SA IO, 1.685%, 05/20/2040	164,295	4,202
Series 2010-85, Class SB IO, 2.088%, 03/16/2040	378,231	24,423
Series 2012-114, Class IO, 0.628%, 01/16/2053	239,033	3,734
Series 2012-120, Class IO, 0.645%, 02/16/2053	2,954,357	44,374
Series 2015-86, Class IO, 0.403%, 05/16/2052	20,253,657	292,070
Series 2016-174, Class IO, 0.889%, 11/16/2056	287,642	12,038
Series 2017-109, Class IO, 0.229%, 04/16/2057	597,694	8,138
Series 2017-124, Class IO, 0.626%, 01/16/2059	533,887	18,461
Series 2017-135, Class IO, 0.714%, 10/16/2058	860,750	28,928
Series 2017-140, Class IO, 0.486%, 02/16/2059	373,807	10,462
Series 2017-159, Class IO, 0.431%, 06/16/2059	604,502	15,542
Series 2017-169, Class IO, 0.577%, 01/16/2060	1,766,352	55,427
Series 2017-20, Class IO, 0.520%, 12/16/2058	1,353,185	31,262
Series 2017-22, Class IO, 0.748%, 12/16/2057	179,440	6,459
Series 2017-23, Class IO, 0.601%, 05/16/2059	10,980	371
Series 2017-41, Class IO, 0.565%, 07/16/2058	431,657	11,610
Series 2017-46, Class IO, 0.651%, 11/16/2057	533,340	19,971
Series 2017-50, Class IO, 0.593%, 01/16/2057	894,363	29,433
Series 2017-53, Class IO, 0.526%, 11/16/2056	19,636	575

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-61, Class IO, 0.701%, 05/16/2059	$208,760	$7,551
Series 2018-158, Class IO, 0.792%, 05/16/2061	1,537,249	88,414
Series 2018-35, Class IO, 0.537%, 03/16/2060	1,371,892	44,743
Series 2018-43, Class IO, 0.433%, 05/16/2060	1,002,817	32,195
Series 2018-69, Class IO, 0.607%, 04/16/2060	348,341	15,539
Series 2018-81, Class IO, 0.485%, 01/16/2060	265,897	10,849
Series 2018-85, Class IO, 0.551%, 07/16/2060	7,574	271
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,577,254	46,427
Series 2019-131, Class IO, 0.803%, 07/16/2061	1,214,070	68,836
Series 2020-100, Class IO, 0.786%, 05/16/2062	1,413,957	84,165
Series 2020-108, Class IO, 0.847%, 06/16/2062	3,074,858	177,190
Series 2020-114, Class IO, 0.801%, 09/16/2062	3,372,714	183,984
Series 2020-118, Class IO, 0.883%, 06/16/2062	2,389,914	147,761
Series 2020-119, Class IO, 0.607%, 08/16/2062	1,317,394	61,320
Series 2020-120, Class IO, 0.768%, 05/16/2062	755,569	44,385
Series 2020-137, Class IO, 0.797%, 09/16/2062	3,543,733	203,835
Series 2020-143, Class IB IO, 0.872%, 03/16/2062	4,155,933	258,477
Series 2020-150, Class IO, 0.964%, 12/16/2062	2,157,116	135,807
Series 2020-170, Class IO, 0.835%, 11/16/2062	2,858,612	182,654
Series 2020-28, Class IO, 0.820%, 11/16/2061	5,183,409	291,321
Series 2020-92, Class IO, 0.880%, 02/16/2062	3,254,819	188,962
Series 2021-3, Class IO, 0.869%, 09/16/2062	3,582,760	227,105
Series 2021-40, Class IO, 0.822%, 02/16/2063	880,017	53,974
Series 2022-150, Class IO, 0.822%, 06/16/2064	301,318	17,700
Series 2022-17, Class IO, 0.802%, 06/16/2064	1,955,278	112,231
Series 2022-181, Class IO, 0.718%, 07/16/2064	928,537	57,833
Series 2022-21, Class IO, 0.784%, 10/16/2063	861,621	49,369
Series 2023-177, Class IO, 0.858%, 06/16/2065	2,021,980	127,858
Series 2023-197, Class IO, 1.317%, 09/16/2065	604,592	51,914
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2023-30, Class IO, 1.001%, 11/16/2064	$1,229,087	$84,754
		5,476,709
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,364,640)		$19,605,729
ASSET-BACKED SECURITIES – 4.8%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (B)	97,672	95,854
AIMCO CLO, Ltd. Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) 6.042%, 07/22/2037 (A)(B)	250,000	251,700
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	122,000	115,978
Series 2023-2A, Class A2 6.500%, 11/16/2048 (B)	193,000	197,618
APIDOS CLO XLVIII, Ltd. Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) 6.755%, 07/25/2037 (A)(B)	337,000	338,123
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	79,783	73,104
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	454,813	431,847
Ballyrock CLO, Ltd. Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) 6.844%, 07/25/2037 (A)(B)	250,000	251,735
Battalion CLO XXV, Ltd. Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) 6.247%, 03/13/2037 (A)(B)	250,000	251,503
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month CME Term SOFR + 1.314%) 5.653%, 01/25/2035 (A)	156,736	148,679
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	393,061	384,045
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	361,900	343,101
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	351,013	321,677
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	279,892	252,838
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	622,427	558,977
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/2049 (B)	380,000	377,994
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,287	2,288

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (B)	$607,000	$583,862
Series 2024-2A, Class A2 4.500%, 05/20/2049 (B)	571,000	544,202
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	225,000	216,572
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	185,568	180,004
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (B)	667,360	631,684
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (B)	970,000	875,780
Diamond Infrastructure Funding LLC Series 2021-1A, Class C 3.475%, 04/15/2049 (B)	370,000	343,493
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	606,300	590,196
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	1,302,178	1,182,846
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	278,964	261,239
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	409,874	370,520
Elmwood CLO IV, Ltd. Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) 6.092%, 04/18/2037 (A)(B)	372,000	374,039
FirstKey Homes Trust Series 2021-SFR1, Class D 2.189%, 08/17/2038 (B)	246,000	233,444
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (B)	298,000	300,537
GoldenTree Loan Management US CLO, Ltd. Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) 6.067%, 07/20/2037 (A)(B)	250,000	250,430
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	106,652	105,020
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	260,587	257,029
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	483,000	464,443
Hotwire Funding LLC Series 2024-1A, Class A2 5.893%, 06/20/2054 (B)	148,000	149,488
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (B)	588,991	559,221
Jersey Mike's Funding LLC Series 2024-1A, Class A2 5.636%, 02/15/2055 (B)	276,000	272,570
Magnetite XL, Ltd. Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) 6.782%, 07/15/2037 (A)(B)	353,000	355,522
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2 6.560%, 04/20/2053 (B)	$205,000	$210,123
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	128,064	111,668
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	535,575	493,464
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	247,988	224,849
Series 2023-1A, Class A2 7.308%, 01/30/2053 (B)	491,250	498,753
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	503,000	463,778
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	389,000	349,216
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	40,062	38,641
OHA Credit Partners XI, Ltd. Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) 6.077%, 04/20/2037 (A)(B)	259,000	260,788
Palmer Square CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) 6.694%, 07/20/2037 (A)(B)	271,000	271,798
Progress Residential Trust Series 2022-SFR3, Class D 4.450%, 04/17/2039 (B)	950,000	921,753
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 5.434%, 08/25/2035	22,383	22,340
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (B)	827,000	813,740
RIN II, Ltd. Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) 5.869%, 01/15/2038 (A)(B)	278,000	278,048
SERVPRO Master Issuer LLC Series 2024-1A, Class A2 6.174%, 01/25/2054 (B)	244,155	244,906
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	130,706	115,956
Series 2024-A, Class A1A 5.240%, 03/15/2056 (B)	443,661	442,164
Series 2024-E, Class A1A 5.090%, 10/16/2056 (B)	406,321	403,802
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	304,220	293,498
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	319,275	282,032
STORE Master Funding LLC Series 2019-1, Class A2 3.650%, 11/20/2049 (B)	283,025	237,385
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (B)	265,000	268,227
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (B)	237,000	241,113

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Subway Funding LLC (continued)
Series 2024-3A, Class A23 5.914%, 07/30/2054 (B)	$588,000	$574,102
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	142,529	137,163
Switch ABS Issuer LLC Series 2024-2A, Class A2 5.436%, 06/25/2054 (B)	168,000	167,578
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (B)	460,793	430,319
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (B)	276,875	259,298
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	631,925	558,476
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (B)	500,000	454,303
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	423,491	384,937
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	230,944	205,495
Vantage Data Centers LLC
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	312,000	284,747
Series 2021-1A, Class A2 2.165%, 10/15/2046 (B)	400,000	379,300
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (B)	233,601	214,008
Wendy's Funding LLC
Series 2019-1A, Class A2II 4.080%, 06/15/2049 (B)	434,292	409,859
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	291,292	259,326
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	121,458	111,822
Wingstop Funding LLC Series 2024-1A, Class A2 5.858%, 12/05/2054 (B)	217,000	217,446
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	271,868	246,947
TOTAL ASSET-BACKED SECURITIES (Cost $27,099,735)		$26,282,370
COMMON STOCKS – 0.0%
Energy – 0.0%
Altera Infrastructure LP (G)	937	25,291
TOTAL COMMON STOCKS (Cost $237,384)		$25,291
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	5,925	112,338
Financials – 0.0%
Wells Fargo & Company, 7.500%	30	35,829
TOTAL PREFERRED SECURITIES (Cost $187,013)		$148,167
Active Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
John Hancock Collateral Trust, 4.2987% (H)(I)	371,600	$3,717,413
TOTAL SHORT-TERM INVESTMENTS (Cost $3,717,357)		$3,717,413
Total Investments (Active Bond Trust) (Cost $578,483,667) – 99.2%		$545,798,284
Other assets and liabilities, net – 0.8%		4,478,825
TOTAL NET ASSETS – 100.0%		$550,277,109
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $108,541,832 or 19.7% of the fund's net assets as of 12-31-24.
(C)	All or a portion of this security is on loan as of 12-31-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	The rate shown is the annualized seven-day yield as of 12-31-24.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,905,506.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.7%
U.S. Government – 24.9%
U.S. Treasury Bonds
1.125%, 05/15/2040	$882,000	$530,462
1.375%, 11/15/2040	3,611,000	2,234,978
1.750%, 08/15/2041	20,445,000	13,238,817
1.875%, 02/15/2041	24,779,000	16,599,734
2.000%, 11/15/2041	21,965,000	14,747,735
2.250%, 08/15/2049	2,817,000	1,744,107
2.375%, 02/15/2042	5,259,000	3,743,665
3.000%, 02/15/2048 to 02/15/2049	17,769,000	12,950,754
3.125%, 05/15/2048	2,029,000	1,519,853
3.375%, 11/15/2048	8,412,000	6,569,995
4.125%, 08/15/2044	2,799,000	2,533,010
4.250%, 08/15/2054	15,225,000	13,903,482
4.625%, 11/15/2044 to 05/15/2054	2,213,000	2,148,836
U.S. Treasury Notes
0.375%, 01/31/2026	10,000	9,595
0.750%, 01/31/2028	1,710,000	1,536,463

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.000%, 07/31/2028	$3,987,000	$3,549,383
1.125%, 08/31/2028	4,290,000	3,826,333
1.250%, 04/30/2028 to 06/30/2028	25,549,000	23,098,018
1.375%, 10/31/2028 to 11/15/2031	700,000	589,520
1.875%, 02/28/2027	2,529,000	2,405,831
2.625%, 05/31/2027	267,000	257,034
2.875%, 05/15/2028 to 04/30/2029	18,053,000	17,140,999
3.500%, 09/30/2026 to 09/30/2029	309,000	299,586
3.625%, 03/31/2030	1,602,000	1,543,928
3.750%, 08/31/2031	32,000	30,659
4.000%, 12/15/2027	7,015,000	6,961,051
4.125%, 11/15/2027 to 11/30/2031	20,133,000	19,874,409
4.250%, 11/30/2026 to 11/15/2034	6,095,000	6,016,531
4.375%, 12/31/2029	14,049,000	14,041,942
4.875%, 10/31/2028	4,407,000	4,486,256
		198,132,966
U.S. Government Agency – 28.8%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	12,863,579	10,773,925
2.500%, 10/01/2032 to 03/01/2052	16,715,167	15,233,264
3.000%, 09/01/2033 to 04/01/2047	11,838,023	10,401,868
3.108%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.621%), 02/01/2050 (A)	481,327	469,104
3.413%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (A)	336,784	340,757
3.952%, (30 day Average SOFR + 2.140%), 08/01/2052 (A)	473,773	448,486
4.000%, 03/01/2050	1,610,160	1,500,621
4.221%, (30 day Average SOFR + 2.306%), 05/01/2053 (A)	1,355,075	1,330,369
4.500%, 06/01/2039 to 07/01/2039	69,411	66,507
5.500%, 05/01/2054	903,784	891,923
6.000%, 09/01/2054 to 10/01/2054	13,574,731	13,771,359
6.500%, 10/01/2054	597,395	625,764
Federal National Mortgage Association
2.000%, 06/01/2040 to 03/01/2047	33,083,562	27,540,571
2.500%, 02/01/2035 to 03/01/2052	11,435,586	9,896,050
2.785%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	345,758	325,535
3.000%, 11/01/2039 to 07/01/2060	54,748,853	47,855,477
3.500%, 05/01/2037 to 01/01/2044	4,199,896	3,874,380
3.944%, (30 day Average SOFR + 2.120%), 08/01/2052 (A)	199,844	189,814
4.000%, 01/01/2027 to 12/01/2048	5,555,001	5,295,181
4.076%, (30 day Average SOFR + 2.120%), 07/01/2052 (A)	667,282	636,992
4.111%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	694,237	693,300
4.121%, (30 day Average SOFR + 2.133%), 10/01/2052 (A)	1,626,104	1,618,082
4.170%, (30 day Average SOFR + 2.128%), 11/01/2052 (A)	550,605	542,286
4.357%, (30 day Average SOFR + 2.125%), 07/01/2052 (A)	854,242	837,442
4.500%, 06/01/2041 to 11/01/2048	1,971,130	1,903,716
4.596%, (30 day Average SOFR + 2.123%), 08/01/2052 (A)	726,143	706,859
4.602%, (30 day Average SOFR + 2.126%), 08/01/2052 (A)	943,288	930,174
4.634%, 11/15/2030 (B)	3,465,000	2,645,440
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.647%, (30 day Average SOFR + 2.131%), 08/01/2052 (A)	$799,097	$788,965
4.921%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.603%), 03/01/2050 (A)	725,386	736,232
5.500%, TBA (C)	16,400,000	16,173,859
5.500%, 12/01/2053 to 12/01/2054	15,363,941	15,219,851
6.000%, 12/01/2053 to 10/01/2054	4,803,395	4,909,855
6.500%, 12/01/2053 to 10/01/2054	3,363,577	3,523,009
Government National Mortgage Association
2.500%, 12/20/2037 to 06/20/2038	1,728,653	1,582,223
3.000%, 06/20/2043 to 10/20/2050	3,860,820	3,378,130
4.000%, 04/20/2048	166,542	154,314
4.500%, 02/20/2049	463,206	444,061
5.500%, TBA (C)	5,300,000	5,247,590
6.000%, TBA (C)	5,600,000	5,630,704
6.000%, 01/20/2053	1,312,018	1,340,518
6.500%, TBA (C)	8,500,000	8,641,445
		229,116,002
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $442,496,448)		$427,248,968
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)(E)	1,045,000	1,050,447
Israel – 0.2%
State of Israel
3.875%, 07/03/2050	299,000	211,236
4.500%, 01/17/2033	894,000	820,384
5.500%, 03/12/2034 (E)	528,000	515,122
5.750%, 03/12/2054	427,000	390,465
		1,937,207
Mexico – 0.4%
Government of Mexico
2.659%, 05/24/2031	998,000	809,716
3.500%, 02/12/2034	1,349,000	1,073,150
4.280%, 08/14/2041	200,000	146,665
4.600%, 01/23/2046 to 02/10/2048	921,000	663,173
4.750%, 03/08/2044	186,000	141,129
		2,833,833
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (D)	1,111,000	940,462
Poland – 0.1%
Bank Gospodarstwa Krajowego 6.250%, 07/09/2054 (D)	763,000	747,987
Uruguay – 0.1%
Oriental Republic of Uruguay 5.250%, 09/10/2060	438,000	398,435
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,302,765)		$7,908,371
CORPORATE BONDS – 22.4%
Communication services – 1.1%
AT&T, Inc.
3.500%, 06/01/2041 to 09/15/2053	681,000	483,356
3.550%, 09/15/2055	413,000	277,778
3.650%, 09/15/2059	261,000	172,877
3.800%, 12/01/2057	751,000	518,118

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC
3.500%, 06/01/2041 to 03/01/2042	$845,000	$575,018
3.900%, 06/01/2052	204,000	131,235
5.250%, 04/01/2053	343,000	276,842
5.500%, 04/01/2063	146,000	116,163
6.100%, 06/01/2029	733,000	747,167
6.550%, 06/01/2034	409,000	418,369
Comcast Corp.
2.987%, 11/01/2063	312,000	176,087
4.049%, 11/01/2052	269,000	202,156
Meta Platforms, Inc.
4.550%, 08/15/2031	435,000	428,024
4.750%, 08/15/2034	725,000	705,736
5.400%, 08/15/2054	487,000	471,594
5.550%, 08/15/2064	774,000	754,521
Netflix, Inc.
4.900%, 08/15/2034	584,000	571,913
5.400%, 08/15/2054	473,000	460,069
Verizon Communications, Inc.
2.987%, 10/30/2056	418,000	247,885
5.500%, 02/23/2054	507,000	485,146
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042	526,000	422,316
5.141%, 03/15/2052	535,000	397,507
		9,039,877
Consumer discretionary – 1.1%
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052 (E)	636,000	464,619
Ford Motor Credit Company LLC
2.900%, 02/10/2029	2,077,000	1,860,073
4.000%, 11/13/2030	595,000	535,988
General Motors Financial Company, Inc.
2.700%, 06/10/2031	1,060,000	898,128
5.450%, 09/06/2034 (E)	918,000	890,900
Hyundai Capital America
1.300%, 01/08/2026 (D)	224,000	216,126
4.550%, 09/26/2029 (D)	846,000	821,220
4.875%, 11/01/2027 (D)	737,000	735,143
Lowe's Companies, Inc.
3.500%, 04/01/2051	336,000	229,138
4.250%, 04/01/2052	676,000	527,574
5.625%, 04/15/2053	135,000	129,733
5.850%, 04/01/2063	139,000	135,974
McDonald's Corp. 6.300%, 03/01/2038	426,000	458,111
The Home Depot, Inc.
3.625%, 04/15/2052	271,000	196,652
4.750%, 06/25/2029	425,000	425,916
4.850%, 06/25/2031	282,000	281,894
		8,807,189
Consumer staples – 1.5%
Anheuser-Busch Companies LLC 4.700%, 02/01/2036 (E)	1,464,000	1,388,630
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 01/23/2039	284,000	284,609
5.800%, 01/23/2059	208,000	211,801
BAT Capital Corp.
4.390%, 08/15/2037	220,000	189,785
4.540%, 08/15/2047	799,000	630,114
6.000%, 02/20/2034	242,000	248,628
7.081%, 08/02/2053	211,000	231,486
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	286,000	280,569
4.200%, 09/17/2029	585,000	567,783
4.650%, 09/17/2034	1,171,000	1,105,391
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
JBS USA LUX SA
3.000%, 05/15/2032	$792,000	$659,309
3.625%, 01/15/2032	740,000	653,012
3.750%, 12/01/2031	199,000	176,568
6.500%, 12/01/2052	292,000	297,029
7.250%, 11/15/2053	690,000	760,252
Philip Morris International, Inc.
4.875%, 02/15/2028	802,000	803,927
5.000%, 11/17/2025	589,000	591,258
5.250%, 09/07/2028	334,000	338,791
5.500%, 09/07/2030	391,000	400,339
5.750%, 11/17/2032	342,000	351,663
The Coca-Cola Company
4.650%, 08/14/2034	452,000	439,596
5.200%, 01/14/2055	583,000	553,588
The Kroger Company 5.500%, 09/15/2054	279,000	262,783
Tyson Foods, Inc.
5.150%, 08/15/2044	156,000	142,335
5.700%, 03/15/2034	415,000	420,597
		11,989,843
Energy – 1.4%
Devon Energy Corp.
5.200%, 09/15/2034	729,000	692,021
5.750%, 09/15/2054	365,000	331,127
Diamondback Energy, Inc.
5.150%, 01/30/2030	526,000	527,118
5.200%, 04/18/2027	281,000	283,694
5.400%, 04/18/2034	387,000	380,513
5.750%, 04/18/2054	282,000	264,637
5.900%, 04/18/2064	141,000	132,361
Enbridge, Inc.
5.625%, 04/05/2034	421,000	423,479
5.950%, 04/05/2054	140,000	138,373
6.000%, 11/15/2028	417,000	431,613
6.200%, 11/15/2030	417,000	439,122
Energy Transfer LP
5.250%, 07/01/2029	710,000	713,379
5.300%, 04/15/2047	284,000	251,156
5.600%, 09/01/2034	710,000	709,376
5.950%, 05/15/2054	647,000	625,486
6.050%, 09/01/2054	501,000	490,330
Enterprise Products Operating LLC
4.950%, 02/15/2035	578,000	559,403
5.550%, 02/16/2055	347,000	333,803
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	568,329	487,152
2.625%, 03/31/2036 (D)	459,000	373,670
ONEOK, Inc.
5.050%, 11/01/2034	145,000	138,671
5.700%, 11/01/2054	818,000	769,169
5.850%, 11/01/2064	112,000	104,783
Petroleos Mexicanos
2.378%, 04/15/2025	68,750	67,689
2.460%, 12/15/2025	324,100	311,587
TotalEnergies Capital SA
5.275%, 09/10/2054	292,000	269,967
5.425%, 09/10/2064	146,000	135,408
5.488%, 04/05/2054	281,000	269,313
5.638%, 04/05/2064	140,000	133,817
		10,788,217
Financials – 7.2%
Antares Holdings LP 6.350%, 10/23/2029 (D)	302,000	299,612

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Apollo Global Management, Inc. 5.800%, 05/21/2054	$427,000	$428,806
Ares Management Corp. 5.600%, 10/11/2054	424,000	403,228
Banco Bilbao Vizcaya Argentaria SA 6.033%, (6.033% to 3-13-34, then 1 Year CMT + 1.950%), 03/13/2035	600,000	599,610
Banco Santander Mexico SA 5.621%, 12/10/2029 (D)	448,000	445,760
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	1,906,000	1,817,040
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,948,000	1,867,677
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	969,000	947,411
BBVA Bancomer SA 5.250%, 09/10/2029 (D)	389,000	381,461
Blackstone Private Credit Fund 6.000%, 11/22/2034 (D)	346,000	337,588
Canadian Imperial Bank of Commerce 4.631%, (4.631% to 9-11-29, then Overnight SOFR + 1.335%), 09/11/2030	876,000	858,138
Capital One Financial Corp.
5.463%, (5.463% to 7-26-29, then Overnight SOFR + 1.560%), 07/26/2030	866,000	868,534
5.884%, (5.884% to 7-26-34, then Overnight SOFR + 1.990%), 07/26/2035 (E)	577,000	580,360
Citibank NA 4.838%, 08/06/2029	1,486,000	1,479,656
Citigroup, Inc.
4.542%, (4.542% to 9-19-29, then Overnight SOFR + 1.338%), 09/19/2030	1,173,000	1,139,802
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	309,000	307,488
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	277,000	282,189
Citizens Financial Group, Inc. 5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	871,000	874,033
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	735,000	622,661
5.403%, (5.403% to 9-11-34, then Overnight SOFR + 2.050%), 09/11/2035	588,000	557,108
5.414%, 05/10/2029	1,019,000	1,034,137
DNB Bank ASA 4.853%, (4.853% to 11-5-29, then Overnight SOFR + 1.050%), 11/05/2030 (D)	1,097,000	1,084,505
FS KKR Capital Corp. 6.125%, 01/15/2030	800,000	799,410
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Goldman Sachs Bank USA
5.283%, (5.283% to 3-18-26, then Overnight SOFR + 0.777%), 03/18/2027	$870,000	$874,941
5.414%, (5.414% to 5-21-26, then Overnight SOFR + 0.750%), 05/21/2027	1,426,000	1,437,120
Golub Capital Private Credit Fund 5.800%, 09/12/2029 (D)	444,000	434,747
HSBC Holdings PLC
5.286%, (5.286% to 11-19-29, then Overnight SOFR + 1.290%), 11/19/2030	435,000	432,112
5.874%, (5.874% to 11-18-34, then Overnight SOFR + 1.900%), 11/18/2035	824,000	804,410
Huntington Bancshares, Inc. 5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	692,000	692,546
JPMorgan Chase & Co.
4.505%, (4.505% to 10-22-27, then Overnight SOFR + 0.860%), 10/22/2028	847,000	839,509
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	1,129,000	1,107,519
4.946%, (4.946% to 10-22-34, then Overnight SOFR + 1.340%), 10/22/2035	565,000	544,390
4.979%, (4.979% to 7-22-27, then Overnight SOFR + 0.930%), 07/22/2028	367,000	368,168
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	435,000	430,331
5.571%, (5.571% to 4-22-27, then Overnight SOFR + 0.930%), 04/22/2028	848,000	862,404
Lloyds Banking Group PLC
5.087%, (5.087% to 11-26-27, then 1 Year CMT + 0.850%), 11/26/2028	1,376,000	1,377,527
5.590%, (5.590% to 11-26-34, then 1 Year CMT + 1.200%), 11/26/2035	726,000	719,634
Mastercard, Inc.
4.350%, 01/15/2032	1,022,000	987,693
4.550%, 01/15/2035	876,000	839,434
Morgan Stanley
4.654%, (4.654% to 10-18-29, then Overnight SOFR + 1.100%), 10/18/2030	1,247,000	1,220,275
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	1,304,000	1,299,497
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	750,000	752,111
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	566,000	556,723
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	551,000	557,156

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
5.466%, (5.466% to 1-18-34, then Overnight SOFR + 1.730%), 01/18/2035	$505,000	$502,179
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	1,986,000	2,023,820
Morgan Stanley Bank NA
4.952%, (4.952% to 1-14-27, then Overnight SOFR + 1.080%), 01/14/2028	1,482,000	1,484,130
4.968%, (4.968% to 7-14-27, then Overnight SOFR + 0.930%), 07/14/2028	1,038,000	1,041,371
Nordea Bank ABP 4.375%, 09/10/2029 (D)	1,310,000	1,281,523
Santander Holdings USA, Inc. 6.342%, (6.342% to 5-31-34, then Overnight SOFR + 2.138%), 05/31/2035	1,162,000	1,177,358
Sumitomo Mitsui Trust Bank, Ltd.
4.500%, 09/10/2029 (D)	595,000	582,323
4.850%, 09/10/2034 (D)	455,000	438,413
Swedbank AB 4.998%, 11/20/2029 (D)	825,000	823,331
The Goldman Sachs Group, Inc.
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	847,000	829,241
5.016%, (5.016% to 10-23-34, then Overnight SOFR + 1.420%), 10/23/2035	1,251,000	1,197,234
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	1,159,000	1,152,112
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	870,000	853,760
The PNC Financial Services Group, Inc. 4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	649,000	631,654
Truist Financial Corp. 5.711%, (5.711% to 1-24-34, then Overnight SOFR + 1.922%), 01/24/2035	292,000	294,234
UBS Group AG
3.091%, (3.091% to 5-14-31, then Overnight SOFR + 1.730%), 05/14/2032 (D)	453,000	394,011
4.194%, (4.194% to 4-1-30, then Overnight SOFR + 3.730%), 04/01/2031 (D)	469,000	443,148
4.282%, 01/09/2028 (D)	645,000	630,646
5.379%, (5.379% to 9-6-44, then 1 Year SOFR ICE Swap Rate + 1.860%), 09/06/2045 (D)	676,000	643,847
Wells Fargo & Company
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	1,557,000	1,503,697
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	2,126,000	2,132,051
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	$277,000	$281,237
5.707%, (5.707% to 4-22-27, then Overnight SOFR + 1.070%), 04/22/2028	1,695,000	1,722,881
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	282,000	293,472
		57,512,134
Health care – 2.9%
AbbVie, Inc.
3.200%, 11/21/2029	1,038,000	963,422
4.050%, 11/21/2039	295,000	252,027
4.250%, 11/21/2049	744,000	604,904
4.500%, 05/14/2035	611,000	572,188
4.550%, 03/15/2035	695,000	653,459
4.800%, 03/15/2027	704,000	708,035
4.800%, 03/15/2029 (E)	704,000	703,468
4.950%, 03/15/2031	423,000	422,914
5.050%, 03/15/2034	704,000	695,539
Alcon Finance Corp.
2.600%, 05/27/2030 (D)	200,000	176,698
5.375%, 12/06/2032 (D)	758,000	757,653
Amgen, Inc.
5.600%, 03/02/2043	406,000	394,683
5.650%, 03/02/2053	655,000	630,613
Astrazeneca Finance LLC 5.000%, 02/26/2034	569,000	562,767
Becton, Dickinson & Company 5.081%, 06/07/2029	277,000	278,780
CommonSpirit Health 3.347%, 10/01/2029	261,000	243,099
CVS Health Corp.
4.780%, 03/25/2038	280,000	242,108
5.050%, 03/25/2048	251,000	206,961
5.550%, 06/01/2031	557,000	552,922
Elevance Health, Inc.
4.750%, 02/15/2030	693,000	684,707
4.950%, 11/01/2031	554,000	544,821
5.150%, 06/15/2029	614,000	617,353
5.375%, 06/15/2034 (E)	831,000	823,602
5.700%, 02/15/2055	277,000	267,048
5.850%, 11/01/2064	138,000	133,129
Eli Lilly & Company
4.200%, 08/14/2029	885,000	866,469
4.600%, 08/14/2034	870,000	835,268
4.700%, 02/09/2034	559,000	541,844
5.050%, 08/14/2054	209,000	193,598
5.100%, 02/09/2064	281,000	256,773
Gilead Sciences, Inc. 4.000%, 09/01/2036	284,000	250,510
Haleon US Capital LLC 3.625%, 03/24/2032	383,000	346,808
HCA, Inc.
3.625%, 03/15/2032 (E)	449,000	395,735
4.125%, 06/15/2029	1,491,000	1,422,133
5.250%, 06/15/2049	188,000	162,655
5.900%, 06/01/2053	776,000	732,319
Merck & Company, Inc. 2.350%, 06/24/2040	588,000	398,041
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	678,000	658,800
5.300%, 05/19/2053	878,000	822,091

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Pfizer Investment Enterprises Pte, Ltd. (continued)
5.340%, 05/19/2063	$556,000	$510,376
The Cigna Group 5.600%, 02/15/2054	471,000	441,120
UnitedHealth Group, Inc.
3.050%, 05/15/2041	131,000	94,566
4.600%, 04/15/2027	581,000	581,727
5.500%, 07/15/2044	148,000	143,555
5.750%, 07/15/2064	300,000	291,499
5.875%, 02/15/2053	263,000	263,700
		22,902,487
Industrials – 1.7%
Burlington Northern Santa Fe LLC
4.450%, 01/15/2053	111,000	92,978
5.200%, 04/15/2054	295,000	277,620
Caterpillar Financial Services Corp.
4.375%, 08/16/2029	580,000	571,166
4.450%, 10/16/2026	580,000	580,174
4.500%, 01/08/2027	304,000	304,625
4.850%, 02/27/2029	558,000	560,963
5.000%, 05/14/2027	847,000	855,624
Crowley Conro LLC 4.181%, 08/15/2043	430,545	373,566
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	916,000	903,490
Howmet Aerospace, Inc. 4.850%, 10/15/2031	377,000	369,449
John Deere Capital Corp.
4.150%, 09/15/2027	555,000	549,634
4.850%, 06/11/2029	91,000	91,335
5.050%, 06/12/2034	892,000	888,087
5.100%, 04/11/2034	704,000	702,788
5.150%, 09/08/2026	518,000	524,032
Lockheed Martin Corp.
4.800%, 08/15/2034	580,000	562,888
5.200%, 02/15/2055 to 02/15/2064	823,000	769,392
Republic Services, Inc. 5.000%, 11/15/2029 (E)	568,000	571,060
RTX Corp. 6.400%, 03/15/2054	574,000	624,264
The Boeing Company
5.805%, 05/01/2050	491,000	456,705
6.528%, 05/01/2034	290,000	303,806
Uber Technologies, Inc.
4.800%, 09/15/2034	717,000	686,218
5.350%, 09/15/2054	336,000	312,450
Union Pacific Corp.
2.375%, 05/20/2031 (E)	265,000	228,773
2.800%, 02/14/2032	359,000	311,361
Waste Management, Inc. 4.950%, 03/15/2035	969,000	944,724
		13,417,172
Information technology – 2.3%
Accenture Capital, Inc.
3.900%, 10/04/2027	847,000	834,512
4.050%, 10/04/2029	705,000	684,291
4.250%, 10/04/2031	1,129,000	1,084,889
4.500%, 10/04/2034	621,000	590,148
Analog Devices, Inc. 5.300%, 04/01/2054	508,000	484,029
Apple, Inc.
2.375%, 02/08/2041	202,000	138,944
2.650%, 05/11/2050 to 02/08/2051	390,000	241,559
3.950%, 08/08/2052 (E)	532,000	423,251
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc.
2.450%, 02/15/2031 (D)	$435,000	$375,129
3.150%, 11/15/2025	326,000	321,753
4.150%, 02/15/2028	692,000	680,364
4.550%, 02/15/2032	705,000	681,754
4.800%, 10/15/2034	988,000	953,406
4.926%, 05/15/2037 (D)	398,000	378,557
5.050%, 07/12/2029	1,015,000	1,018,857
5.150%, 11/15/2031 (E)	870,000	875,633
Cadence Design Systems, Inc.
4.200%, 09/10/2027	526,000	519,936
4.300%, 09/10/2029	1,460,000	1,431,297
4.700%, 09/10/2034	1,022,000	979,823
Intel Corp.
2.800%, 08/12/2041	239,000	152,453
5.600%, 02/21/2054	280,000	245,541
5.625%, 02/10/2043	159,000	145,707
5.700%, 02/10/2053	555,000	490,834
5.900%, 02/10/2063	388,000	350,065
Intuit, Inc. 5.500%, 09/15/2053	553,000	541,486
KLA Corp.
3.300%, 03/01/2050	228,000	157,476
4.700%, 02/01/2034	562,000	545,452
Micron Technology, Inc. 5.375%, 04/15/2028	1,393,000	1,407,661
Oracle Corp.
4.000%, 07/15/2046	483,000	371,704
5.375%, 09/27/2054	290,000	267,299
5.500%, 09/27/2064	290,000	265,323
Texas Instruments, Inc.
5.000%, 03/14/2053	612,000	560,682
5.150%, 02/08/2054	281,000	263,049
		18,462,864
Materials – 0.1%
Glencore Funding LLC 5.634%, 04/04/2034 (D)	468,000	465,921
Newmont Corp. 5.350%, 03/15/2034	414,000	411,906
		877,827
Real estate – 1.2%
Agree LP
2.000%, 06/15/2028	434,000	393,040
2.600%, 06/15/2033	118,000	94,842
4.800%, 10/01/2032	261,000	249,911
American Homes 4 Rent LP
3.625%, 04/15/2032	479,000	428,198
4.300%, 04/15/2052	215,000	167,414
5.500%, 07/15/2034	279,000	276,474
Brixmor Operating Partnership LP 2.500%, 08/16/2031	458,000	384,298
Crown Castle, Inc.
2.100%, 04/01/2031	471,000	389,828
2.900%, 04/01/2041	254,000	176,671
5.200%, 09/01/2034	578,000	563,012
5.800%, 03/01/2034	860,000	876,139
ERP Operating LP 4.650%, 09/15/2034	380,000	360,342
Essex Portfolio LP
2.550%, 06/15/2031	247,000	209,696
5.500%, 04/01/2034	292,000	292,123
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	82,000	66,533
4.150%, 04/15/2032	477,000	439,935

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Invitation Homes Operating Partnership LP (continued)
4.875%, 02/01/2035	$423,000	$400,167
Kimco Realty OP LLC 4.850%, 03/01/2035	381,000	362,845
Realty Income Corp.
2.100%, 03/15/2028 (E)	269,000	247,225
2.850%, 12/15/2032	347,000	293,111
3.400%, 01/15/2030	287,000	266,805
4.900%, 07/15/2033	413,000	400,127
5.125%, 02/15/2034	276,000	270,466
Regency Centers LP
2.950%, 09/15/2029	656,000	601,334
5.250%, 01/15/2034	562,000	553,841
STORE Capital Corp.
2.700%, 12/01/2031	167,000	137,402
2.750%, 11/18/2030	424,000	365,921
Sun Communities Operating LP 4.200%, 04/15/2032	623,000	568,795
		9,836,495
Utilities – 1.9%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	173,000	146,646
Baltimore Gas and Electric Company 2.250%, 06/15/2031	371,000	313,997
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	274,000	195,694
Chile Electricity Lux MPC II Sarl 5.580%, 10/20/2035 (D)	344,000	334,206
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	83,000	54,275
5.375%, 05/15/2034	427,000	431,740
5.500%, 03/15/2034 to 03/15/2055	1,207,000	1,199,933
5.700%, 05/15/2054	284,000	282,498
Consumers Energy Company 4.700%, 01/15/2030	316,000	313,800
DTE Electric Company
2.950%, 03/01/2050	433,000	281,268
3.650%, 03/01/2052	198,000	144,867
DTE Energy Company 5.850%, 06/01/2034	399,000	409,599
Duke Energy Carolinas LLC
2.550%, 04/15/2031	169,000	146,420
2.850%, 03/15/2032	461,000	398,540
3.550%, 03/15/2052	336,000	236,662
5.350%, 01/15/2053	325,000	309,173
Duke Energy Corp. 3.500%, 06/15/2051	230,000	155,178
Duke Energy Florida LLC 2.400%, 12/15/2031 (E)	370,000	312,200
Duke Energy Progress LLC
2.500%, 08/15/2050 (E)	374,000	216,365
3.700%, 10/15/2046	84,000	62,260
Entergy Arkansas LLC
2.650%, 06/15/2051	334,000	196,969
5.150%, 01/15/2033	557,000	554,402
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	362,000	343,532
4.300%, 01/15/2029 (D)	436,000	424,630
5.150%, 03/30/2026 (D)	278,000	278,723
5.200%, 04/01/2028 (D)	286,000	287,361
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Jersey Central Power & Light Company
2.750%, 03/01/2032 (D)	$408,000	$346,513
5.100%, 01/15/2035 (D)	330,000	321,892
MidAmerican Energy Company 2.700%, 08/01/2052	322,000	194,909
Mississippi Power Company
3.100%, 07/30/2051	445,000	289,306
4.250%, 03/15/2042	189,000	157,405
Northern States Power Company 5.400%, 03/15/2054	225,000	216,881
NSTAR Electric Company 5.400%, 06/01/2034	429,000	431,119
Oncor Electric Delivery Company LLC 5.550%, 06/15/2054 (D)	202,000	196,786
Pacific Gas & Electric Company
3.500%, 08/01/2050	141,000	96,590
3.950%, 12/01/2047	842,000	628,656
4.200%, 06/01/2041	216,000	176,073
4.750%, 02/15/2044	125,000	106,667
4.950%, 07/01/2050	1,032,000	895,558
PECO Energy Company 2.850%, 09/15/2051	448,000	277,561
PPL Capital Funding, Inc. 5.250%, 09/01/2034	561,000	552,129
Public Service Company of Oklahoma 3.150%, 08/15/2051	251,000	159,000
Public Service Electric & Gas Company
1.900%, 08/15/2031	638,000	525,275
2.050%, 08/01/2050	103,000	54,208
2.700%, 05/01/2050	174,000	106,089
Public Service Enterprise Group, Inc. 5.450%, 04/01/2034	478,000	476,748
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055	137,000	135,925
Southern California Edison Company 4.125%, 03/01/2048	280,000	217,865
Virginia Electric & Power Company 2.950%, 11/15/2051	371,000	230,996
		14,825,089
TOTAL CORPORATE BONDS (Cost $183,879,059)		$178,459,194
MUNICIPAL BONDS – 0.3%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	285,000	170,042
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	835,347
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	774,620
Ohio State University 4.800%, 06/01/2111	464,000	394,562
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	479,635
TOTAL MUNICIPAL BONDS (Cost $3,491,211)		$2,654,206
COLLATERALIZED MORTGAGE OBLIGATIONS – 17.1%
Commercial and residential – 1.3%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	99,001	91,352

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC (continued)
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	$52,154	$49,334
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	415,260	341,808
BBCMS Mortgage Trust Series 2018-C2, Class ASB 4.236%, 12/15/2051	154,810	152,817
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	196,615	190,276
BX Commercial Mortgage Trust Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) 5.212%, 09/15/2036 (A)(D)	2,021,000	2,017,211
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	130,348	128,645
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	547,608	447,767
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	572,001	474,791
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2015-LC23, Class A3 3.521%, 10/10/2048	363,680	359,452
GS Mortgage Securities Trust
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	301,749	299,858
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	995,000	833,338
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	139,057	138,146
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class A5 3.822%, 07/15/2048	535,000	526,735
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	198,000	192,801
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	214,442	187,525
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	377,193	319,885
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	113,069	106,027
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	40,191	38,255
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	132,564	128,242
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	112,930	106,737
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	170,647	157,928
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust (continued)
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	$486,079	$430,373
Verus Securitization Trust
Series 2019-INV3, Class A1, 3.692%, 11/25/2059 (D)(F)	51,105	50,381
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	228,449	200,677
Series 2021-2, Class A1, 1.031%, 02/25/2066 (D)(F)	431,511	383,565
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	377,185	316,632
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	470,211	392,710
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	10,924	10,924
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	494,435	439,979
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	151,970	143,146
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	200,457	187,081
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	117,703	111,752
		9,956,150
U.S. Government Agency – 15.8%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	845,929	757,254
Series 271, Class F5 (30 day Average SOFR + 0.614%), 5.212%, 08/15/2042 (A)	250,664	246,911
Series 272, Class F1 (30 day Average SOFR + 0.614%), 5.212%, 08/15/2042 (A)	396,287	390,372
Series 280, Class F1 (30 day Average SOFR + 0.614%), 5.212%, 09/15/2042 (A)	407,580	401,466
Series 326, Class F2 (30 day Average SOFR + 0.664%), 5.262%, 03/15/2044 (A)	306,176	302,934
Series 3693, Class FC (30 day Average SOFR + 0.614%), 5.212%, 07/15/2040 (A)	201,120	198,840
Series 3919, Class FA (30 day Average SOFR + 0.614%), 5.212%, 09/15/2041 (A)	190,411	188,106
Series 3951, Class FN (30 day Average SOFR + 0.564%), 5.162%, 11/15/2041 (A)	145,297	143,299
Series 3958, Class AF (30 day Average SOFR + 0.564%), 5.162%, 11/15/2041 (A)	179,432	176,969
Series 3975, Class CF (30 day Average SOFR + 0.604%), 5.202%, 12/15/2041 (A)	145,224	143,523
Series 3975, Class FA (30 day Average SOFR + 0.604%), 5.202%, 12/15/2041 (A)	172,011	170,043

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3990, Class FG (30 day Average SOFR + 0.564%), 5.162%, 01/15/2042 (A)	$211,807	$208,994
Series 4047, Class CX, 3.500%, 05/15/2042	812,000	734,109
Series 4059, Class FP (30 day Average SOFR + 0.564%), 5.162%, 06/15/2042 (A)	237,912	234,400
Series 4091, Class BX, 3.250%, 10/15/2041	401,945	366,552
Series 4091, Class EX, 3.375%, 07/15/2042	254,894	232,901
Series 4091, Class FN (30 day Average SOFR + 0.514%), 5.112%, 08/15/2042 (A)	233,341	229,261
Series 4091, Class MX, 3.250%, 02/15/2042	314,615	285,284
Series 4117, Class HB, 2.500%, 10/15/2042	278,293	240,405
Series 4122, Class FP (30 day Average SOFR + 0.514%), 5.112%, 10/15/2042 (A)	274,658	269,740
Series 4160, Class HP, 2.500%, 01/15/2033	280,722	265,241
Series 4184, Class FN (30 day Average SOFR + 0.464%), 5.062%, 03/15/2043 (A)	140,137	137,351
Series 4205, Class PA, 1.750%, 05/15/2043	262,694	219,376
Series 4240, Class FA (30 day Average SOFR + 0.614%), 5.212%, 08/15/2043 (A)	726,446	714,414
Series 4281, Class FA (30 day Average SOFR + 0.514%), 5.112%, 12/15/2043 (A)	112,281	111,077
Series 4286, Class VF (30 day Average SOFR + 0.564%), 5.162%, 12/15/2043 (A)	535,593	526,699
Series 4303, Class FA (30 day Average SOFR + 0.464%), 5.062%, 02/15/2044 (A)	196,660	192,885
Series 4427, Class CE, 3.000%, 02/15/2034	80,979	79,570
Series 4446, Class CP, 2.250%, 03/15/2045	329,435	284,099
Series 4527, Class GA, 3.000%, 02/15/2044	500,760	471,390
Series 4533, Class AB, 3.000%, 06/15/2044	742,465	700,403
Series 4544, Class P, 2.500%, 01/15/2046	1,595,550	1,354,077
Series 4582, Class HA, 3.000%, 09/15/2045	1,251,017	1,158,256
Series 4587, Class AF (30 day Average SOFR + 0.464%), 5.062%, 06/15/2046 (A)	363,208	358,959
Series 4604, Class FB (30 day Average SOFR + 0.514%), 5.112%, 08/15/2046 (A)	658,930	648,450
Series 4611, Class BF (30 day Average SOFR + 0.514%), 5.112%, 06/15/2041 (A)	2,508,548	2,468,623
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4620, Class LF (30 day Average SOFR + 0.514%), 5.112%, 10/15/2046 (A)	$362,723	$357,754
Series 4628, Class KF (30 day Average SOFR + 0.614%), 5.212%, 01/15/2055 (A)	383,266	375,170
Series 4709, Class FA (30 day Average SOFR + 0.414%), 5.012%, 08/15/2047 (A)	265,959	260,695
Series 4719, Class LA, 3.500%, 09/15/2047	361,765	326,067
Series 4719, Class LM, 3.000%, 09/15/2047	275,884	239,791
Series 4742, Class PA, 3.000%, 10/15/2047	719,081	638,281
Series 4753, Class BD, 3.000%, 01/15/2048	296,000	255,835
Series 4826, Class KF (30 day Average SOFR + 0.414%), 5.012%, 09/15/2048 (A)	231,301	225,377
Series 4854, Class FB (30 day Average SOFR + 0.414%), 5.012%, 01/15/2049 (A)	691,027	678,536
Series 4857, Class JA, 3.350%, 01/15/2049	1,066,293	997,405
Series 4880, Class DA, 3.000%, 05/15/2050	562,309	502,801
Series 4903, Class NF (30 day Average SOFR + 0.514%), 5.083%, 08/25/2049 (A)	219,586	215,211
Series 4927, Class BG, 3.000%, 11/25/2049	485,561	435,697
Series 4937, Class MD, 2.500%, 10/25/2049	485,114	418,889
Series 4940, Class AG, 3.000%, 05/15/2040	309,298	286,741
Series 4941, Class GA, 2.000%, 12/15/2047	278,456	227,278
Series 4954, Class LB, 2.500%, 02/25/2050	302,367	258,521
Series 4957, Class MY, 3.000%, 02/25/2050	317,000	255,015
Series 4979, Class UC, 1.500%, 06/25/2050	913,058	704,450
Series 4988, Class KF (30 day Average SOFR + 0.464%), 5.033%, 07/25/2050 (A)	386,861	382,650
Series 4993, Class KF (30 day Average SOFR + 0.564%), 5.133%, 07/25/2050 (A)	2,144,758	2,083,577
Series 5004, Class FM (30 day Average SOFR + 0.464%), 5.033%, 08/25/2050 (A)	432,682	417,007
Series 5020, Class ET, 3.500%, 10/25/2050	422,309	377,901
Series 5058, Class BC, 5.000%, 11/25/2050	306,359	295,082
Series 5091, Class AB, 1.500%, 03/25/2051	861,162	678,367
Series 5092, Class HE, 2.000%, 02/25/2051	499,533	401,063

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5114, Class AD, 1.500%, 08/25/2047	$1,090,373	$916,391
Series 5116, Class PB, 2.250%, 02/25/2051	518,218	443,159
Series 5118, Class CA, 1.500%, 10/15/2033	474,000	425,067
Series 5119, Class AB, 1.500%, 08/25/2049	396,821	307,297
Series 5119, Class QF (30 day Average SOFR + 0.200%), 4.769%, 06/25/2051 (A)	638,101	601,976
Series 5178, Class TP, 2.500%, 04/25/2049	684,878	590,036
Series 5182, Class M, 2.500%, 05/25/2049	411,838	361,017
Series 5184, Class AB, 2.500%, 05/25/2048	302,977	269,855
Series 5201, Class CA, 2.500%, 07/25/2048	597,755	533,071
Series 5202, Class BH, 2.000%, 12/25/2047	314,579	283,618
Series 5202, Class KA, 2.500%, 06/25/2049	456,444	397,540
Series 5202, Class LA, 2.500%, 05/25/2049	627,462	539,042
Series 5202, Class MB, 3.000%, 11/25/2048	798,905	713,002
Series 5202, Class TA, 2.500%, 12/25/2048	906,509	812,854
Series 5206, Class CA, 3.000%, 02/25/2047	356,101	317,972
Series 5206, Class CD, 3.500%, 05/25/2049	605,342	548,845
Series 5207, Class PA, 3.000%, 06/25/2051	658,259	572,547
Series 5209, Class EA, 3.000%, 08/25/2050	498,772	446,818
Series 5209, Class EJ, 3.000%, 08/25/2050	498,772	446,818
Series 5210, Class DC, 3.000%, 09/25/2051	472,983	431,810
Series 5217, Class CD, 2.500%, 07/25/2049	492,538	449,066
Series 5220, Class QK, 3.500%, 09/25/2050	953,986	891,756
Series 5228, Class TN, 3.500%, 07/25/2039	329,532	309,203
Series 5335, Class FB (30 day Average SOFR + 0.814%), 5.412%, 10/15/2039 (A)	884,480	883,860
Series 5338, Class FH (30 day Average SOFR + 0.414%), 5.012%, 04/15/2045 (A)	807,022	787,653
Series 5386, Class DM, 2.000%, 03/25/2044	544,000	377,129
Series 5396, Class HF (30 day Average SOFR + 0.950%), 5.519%, 04/25/2054 (A)	1,151,514	1,158,464
Series 5399, Class FB (30 day Average SOFR + 0.900%), 5.469%, 04/25/2054 (A)	660,923	660,155
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5410, Class JY, 3.000%, 03/15/2044	$484,000	$402,276
Series 5451, Class FD (30 day Average SOFR + 0.514%), 5.112%, 01/15/2044 (A)	387,319	380,397
Series 5452, Class KY, 3.000%, 03/15/2044	519,000	435,139
Federal National Mortgage Association
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 5.093%, 09/25/2040 (A)	187,607	184,898
Series 2011-111, Class DB, 4.000%, 11/25/2041	404,837	382,196
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 5.133%, 11/25/2041 (A)	167,987	165,642
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 5.133%, 11/25/2041 (A)	385,754	380,475
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 5.133%, 12/25/2041 (A)	178,667	176,045
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 5.183%, 01/25/2042 (A)	201,295	198,891
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 5.123%, 06/25/2041 (A)	140,972	139,143
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 5.023%, 10/25/2042 (A)	163,401	160,574
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 5.183%, 02/25/2042 (A)	177,231	175,072
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 5.033%, 12/25/2042 (A)	325,643	318,497
Series 2012-151, Class NX, 1.500%, 01/25/2043	276,210	230,196
Series 2012-35, Class FL (30 day Average SOFR + 0.614%), 5.183%, 04/25/2042 (A)	144,640	142,830
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 5.183%, 05/25/2042 (A)	236,715	233,788
Series 2012-9, Class FA (30 day Average SOFR + 0.614%), 5.183%, 02/25/2042 (A)	135,592	133,896
Series 2012-9, Class WF (30 day Average SOFR + 0.614%), 5.183%, 02/25/2042 (A)	137,921	136,230
Series 2013-11, Class AP, 1.500%, 01/25/2043	810,895	732,186
Series 2013-15, Class FA (30 day Average SOFR + 0.464%), 5.033%, 03/25/2043 (A)	390,484	381,929
Series 2013-43, Class BP, 1.750%, 05/25/2043	326,711	273,378
Series 2013-49, Class AP, 1.750%, 05/25/2043	201,644	165,349
Series 2014-17, Class DY, 3.500%, 04/25/2044	526,000	468,456

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2014-25, Class EL, 3.000%, 05/25/2044	$380,287	$340,815
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 5.083%, 11/25/2044 (A)	195,378	191,723
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 4.983%, 05/25/2045 (A)	571,540	558,070
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.983%, 05/25/2045 (A)	357,711	348,437
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 4.983%, 07/25/2045 (A)	428,528	417,631
Series 2015-72, Class GL, 3.000%, 10/25/2045	249,000	208,113
Series 2015-8, Class AP, 2.000%, 03/25/2045	666,290	581,478
Series 2015-84, Class PA, 1.700%, 08/25/2033	474,123	439,167
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 5.033%, 03/25/2046 (A)	186,239	183,033
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 5.033%, 03/25/2046 (A)	251,310	247,351
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 5.083%, 04/25/2046 (A)	1,183,274	1,168,322
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 5.083%, 04/25/2046 (A)	478,210	470,497
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 5.083%, 04/25/2046 (A)	412,384	405,566
Series 2016-3, Class PL, 2.500%, 02/25/2046	2,557,200	2,133,405
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,027,764	941,748
Series 2016-57, Class PC, 1.750%, 06/25/2046	2,226,242	1,842,452
Series 2016-61, Class BF (30 day Average SOFR + 0.514%), 5.083%, 09/25/2046 (A)	119,065	118,064
Series 2016-64, Class BC, 1.750%, 09/25/2046	470,607	428,120
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 5.083%, 10/25/2046 (A)	388,161	382,828
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 5.083%, 10/25/2046 (A)	300,428	296,505
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 5.083%, 03/25/2044 (A)	196,438	193,404
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 5.083%, 11/25/2046 (A)	300,866	296,897
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 5.083%, 11/25/2046 (A)	671,557	663,290
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 5.083%, 11/25/2046 (A)	$612,741	$603,245
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 5.083%, 11/25/2046 (A)	292,230	287,569
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 5.083%, 11/25/2046 (A)	749,297	737,153
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 5.133%, 12/25/2046 (A)	512,520	505,826
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 5.083%, 12/25/2046 (A)	278,324	275,093
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 5.083%, 03/25/2047 (A)	126,287	124,866
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 4.933%, 01/25/2048 (A)	126,306	124,284
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 5.083%, 03/25/2047 (A)	316,607	312,267
Series 2017-13, Class PA, 3.000%, 08/25/2046	440,697	399,986
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 5.083%, 04/25/2047 (A)	332,650	327,668
Series 2017-24, Class PG, 2.625%, 04/25/2047	1,089,516	925,711
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 5.033%, 04/25/2047 (A)	802,746	791,507
Series 2017-35, Class MC, 2.625%, 12/25/2044	266,499	255,134
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 4.933%, 10/25/2047 (A)	305,744	302,064
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 5.083%, 03/25/2047 (A)	353,950	349,161
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 5.083%, 03/25/2047 (A)	258,792	255,330
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 5.083%, 03/25/2047 (A)	134,758	133,341
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.983%, 12/25/2047 (A)	479,432	470,586
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 4.933%, 02/25/2048 (A)	156,359	153,441
Series 2018-14, Class KC, 3.000%, 03/25/2048	701,656	655,924
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 4.933%, 06/25/2048 (A)	657,430	647,034
Series 2018-38, Class MA, 3.300%, 06/25/2048	549,192	510,836

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-45, Class TM, 3.000%, 06/25/2048	$430,610	$379,268
Series 2018-55, Class GA, 3.375%, 08/25/2048	419,670	390,031
Series 2018-64, Class A, 3.000%, 09/25/2048	378,343	322,677
Series 2018-8, Class KL, 2.500%, 03/25/2047	386,600	337,066
Series 2018-85, Class EA, 3.500%, 12/25/2048	303,982	288,460
Series 2018-86, Class AF (30 day Average SOFR + 0.414%), 4.983%, 12/25/2048 (A)	101,416	100,069
Series 2019-13, Class PE, 3.000%, 03/25/2049	261,912	230,280
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 5.183%, 04/25/2049 (A)	220,495	216,815
Series 2019-25, Class PA, 3.000%, 05/25/2048	682,045	620,334
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 5.183%, 08/25/2059 (A)	537,286	527,266
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 5.083%, 08/25/2049 (A)	422,973	414,339
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 5.133%, 11/25/2049 (A)	228,116	223,715
Series 2019-81, Class LH, 3.000%, 12/25/2049	307,297	268,052
Series 2020-45, Class JL, 3.000%, 07/25/2040	777,886	697,773
Series 2020-48, Class AB, 2.000%, 07/25/2050	350,674	293,585
Series 2020-48, Class DA, 2.000%, 07/25/2050	1,086,598	892,497
Series 2020-57, Class LJ, 2.000%, 08/25/2050	2,206,000	1,557,884
Series 2020-59, Class NC, 3.000%, 08/25/2040	463,508	416,845
Series 2020-70, Class AD, 1.500%, 10/25/2050	1,322,824	1,026,390
Series 2021-27, Class EC, 1.500%, 05/25/2051	1,508,793	1,174,009
Series 2021-40, Class DW, 2.000%, 06/25/2041	105,852	90,605
Series 2021-42, Class AC, 2.000%, 02/25/2051	420,434	354,287
Series 2021-76, Class KB, 1.250%, 11/25/2051	244,102	200,036
Series 2021-78, Class ND, 1.500%, 11/25/2051	821,948	653,059
Series 2021-91, Class AB, 2.500%, 09/25/2049	524,985	450,878
Series 2021-95, Class CP, 1.500%, 08/25/2051	249,510	204,237
Series 2022-11, Class D, 3.000%, 01/25/2050	575,089	516,565
Series 2022-18, Class DL, 3.250%, 07/25/2046	723,210	664,338
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-3, Class N, 2.000%, 10/25/2047	$1,451,511	$1,248,503
Series 2022-4, Class MH, 3.000%, 09/25/2048	586,698	535,421
Series 2022-62, Class KA, 3.250%, 09/25/2052	321,405	293,361
Series 2022-89, Class AY, 3.000%, 02/25/2048	623,000	509,911
Series 2022-9, Class DJ, 3.250%, 03/25/2049	411,595	374,633
Series 2023-14, Class EJ, 2.750%, 04/25/2049	509,487	462,008
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 5.083%, 01/25/2050 (A)	873,627	856,528
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 5.233%, 06/25/2040 (A)	679,242	673,732
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 5.599%, 10/25/2039 (A)	215,325	210,223
Series 2024-64, Class KY, 3.000%, 12/25/2043	303,000	252,370
Series 414, Class A35, 3.500%, 10/25/2042	893,730	819,469
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	429,236	418,489
Series 2013-152, Class HA, 2.500%, 06/20/2043	473,640	428,280
Series 2014-133, Class BP, 2.250%, 09/20/2044	360,199	315,234
Series 2014-146, Class QA, 2.250%, 10/20/2044	112,147	99,214
Series 2014-149, Class KP, 2.250%, 07/16/2044	309,453	277,492
Series 2014-181, Class L, 3.000%, 12/20/2044	334,000	294,844
Series 2015-144, Class CA, 2.500%, 10/20/2045	507,465	436,713
Series 2016-136, Class A, 3.000%, 07/20/2044	280,377	244,363
Series 2016-93, Class AB, 1.750%, 07/20/2044	605,736	480,371
Series 2017-139, Class GA, 3.000%, 09/20/2047	1,154,114	1,017,245
Series 2017-167, Class BQ, 2.500%, 08/20/2044	367,464	339,244
Series 2018-65, Class DC, 3.500%, 05/20/2048	410,000	364,906
Series 2020-138, Class LE, 1.500%, 09/20/2050	1,368,309	1,072,414
Series 2020-63, Class UD, 1.750%, 04/20/2050	327,038	263,016
Series 2021-135, Class A, 2.000%, 08/20/2051	358,528	287,726
Series 2021-160, Class NE, 2.000%, 09/20/2051	2,767,111	2,282,712
Series 2021-215, Class GA, 2.000%, 12/20/2051	2,423,164	2,045,967

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-227, Class E, 2.500%, 07/20/2050	$2,163,422	$1,821,747
Series 2021-24, Class BC, 1.250%, 02/20/2051	506,995	382,151
Series 2021-27, Class BD, 5.000%, 02/20/2051	448,330	434,722
Series 2021-27, Class CW, 5.001%, 02/20/2051 (F)	572,672	555,330
Series 2021-27, Class NT, 5.000%, 02/20/2051	459,305	440,858
Series 2021-27, Class Q, 5.000%, 02/20/2051	403,608	391,372
Series 2021-8, Class CY, 5.000%, 01/20/2051	394,318	382,417
Series 2021-89, Class LK, 2.000%, 05/20/2051	853,249	707,218
Series 2021-97, Class QK, 2.000%, 06/20/2051	2,083,526	1,690,629
Series 2022-107, Class C, 2.500%, 06/20/2051	1,876,636	1,544,027
Series 2022-153, Class KA, 4.000%, 12/20/2049	486,496	466,934
Series 2022-191, Class B, 4.000%, 06/20/2041	14,000	12,943
Series 2022-191, Class BY, 4.000%, 08/20/2041	15,000	13,875
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 5.305%, 11/20/2052 (A)	1,761,633	1,745,252
Series 2022-205, Class A, 2.000%, 09/20/2051	691,348	543,263
Series 2022-24, Class AH, 2.500%, 02/20/2052	110,162	92,976
Series 2022-31, Class GH, 2.500%, 12/20/2049	1,158,284	1,015,378
Series 2022-34, Class DN, 3.500%, 09/20/2041	932,102	855,130
Series 2022-5, Class BA, 2.000%, 10/20/2049	2,262,337	1,906,267
Series 2022-50, Class CA, 3.000%, 03/20/2052	1,627,758	1,417,124
Series 2022-66, Class CG, 3.500%, 04/20/2052	1,020,796	951,820
Series 2022-78, Class HW, 2.500%, 04/20/2052	349,000	261,133
Series 2022-84, Class A, 2.500%, 01/20/2052	560,349	459,059
Series 2022-9, Class GA, 2.000%, 01/20/2052	419,644	340,286
Series 2023-196, Class E, 3.000%, 09/20/2048	654,972	606,498
Series 2023-81, Class YJ, 3.500%, 06/20/2053	2,042,000	1,699,732
Series 2024-110, Class JC, 3.000%, 09/20/2047	2,618,313	2,452,440
Series 2024-4, Class JA, 3.000%, 04/20/2045	0	0
Series 2024-45, Class BD, 2.000%, 03/20/2054	372,692	330,961
		125,723,131
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $140,122,765)		$135,679,281
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES – 8.0%
Ally Auto Receivables Trust
Series 2022-3, Class A4 5.070%, 10/16/2028	$331,000	$332,968
Series 2024-2, Class A3 4.140%, 07/16/2029	1,033,000	1,025,786
Series 2024-2, Class A4 4.140%, 10/15/2030	402,000	395,446
American Express Credit Account Master Trust Series 2023-4, Class A 5.150%, 09/15/2030	360,000	366,317
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	309,964	309,612
Series 2023-1, Class A3 5.620%, 11/18/2027	295,000	297,184
Series 2023-2, Class A3 5.810%, 05/18/2028	599,000	608,084
BA Credit Card Trust
Series 2023-A2, Class A2 4.980%, 11/15/2028	2,288,000	2,310,195
Series 2024-A1, Class A 4.930%, 05/15/2029	1,712,000	1,728,546
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	416,000	412,590
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 6.103%, 11/26/2046 (A)(D)	208,634	210,454
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	160,927	154,795
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	290,047	272,305
Discover Card Execution Note Trust Series 2023-A2, Class A 4.930%, 06/15/2028	2,195,000	2,209,431
Ford Credit Auto Lease Trust Series 2024-A, Class A4 5.050%, 06/15/2027	303,000	304,942
Ford Credit Auto Owner Trust
Series 2022-D, Class A4 5.300%, 03/15/2028	299,000	302,077
Series 2023-A, Class A3 4.650%, 02/15/2028	1,281,000	1,282,605
Series 2024-D, Class A3 4.610%, 08/15/2029	653,000	653,454
Series 2024-D, Class A4 4.660%, 09/15/2030	440,000	440,160
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class A1 4.300%, 09/15/2029 (D)	1,688,000	1,670,543
Series 2024-4, Class A 4.400%, 09/15/2031 (D)	1,051,000	1,032,256
GM Financial Automobile Leasing Trust
Series 2023-2, Class A4 5.090%, 05/20/2027	416,000	417,299
Series 2023-3, Class A4 5.440%, 08/20/2027	264,000	266,275
GM Financial Consumer Automobile Receivables Trust Series 2022-4, Class A3 4.820%, 08/16/2027	382,077	382,538

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.980%, 12/11/2036 (D)	$434,000	$437,694
Series 2024-2, Class A 4.520%, 03/11/2037 (D)	724,000	715,472
GMF Floorplan Owner Revolving Trust Series 2024-4A, Class A1 4.730%, 11/15/2029 (D)	1,016,000	1,016,594
Honda Auto Receivables Owner Trust Series 2024-2, Class A3 5.270%, 11/20/2028	1,260,000	1,275,292
Hyundai Auto Lease Securitization Trust
Series 2023-C, Class A4 5.840%, 09/15/2027 (D)	447,000	453,279
Series 2024-C, Class A3 4.620%, 04/17/2028 (D)	1,361,000	1,361,769
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	549,000	538,328
Series 2022-A, Class A3 2.220%, 10/15/2026	328,360	325,901
Series 2022-A, Class A4 2.350%, 04/17/2028	341,000	334,488
Series 2023-A, Class A4 4.480%, 07/17/2028	599,000	597,961
Series 2023-B, Class A3 5.480%, 04/17/2028	338,000	341,698
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A4 5.250%, 02/15/2029	693,000	700,335
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) 6.112%, 10/15/2031 (A)(D)	82,117	82,246
Series 2016-AA, Class A2B (1 month CME Term SOFR + 2.264%) 6.662%, 12/15/2045 (A)(D)	84,961	85,389
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	324,728	318,764
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	246,046	240,034
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	729,357	701,201
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	390,365	370,699
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	69,317	63,912
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	276,711	253,601
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	173,794	155,733
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	732,547	653,109
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	1,029,076	906,231
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	655,900	572,715
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	163,900	144,688
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	1,623,318	1,455,795
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	655,807	580,120
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust
Series 2004-3, Class A5 (90 day Average SOFR + 0.442%) 5.625%, 10/27/2036 (A)	$335,765	$333,852
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 5.605%, 01/25/2037 (A)	226,009	225,067
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 5.555%, 10/25/2033 (A)	1,103,931	1,093,602
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 5.118%, 03/23/2037 (A)	1,037,374	1,028,499
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 5.138%, 12/24/2035 (A)	681,248	675,620
Series 2005-4, Class A4 (90 day Average SOFR + 0.442%) 5.198%, 03/22/2032 (A)	200,870	194,179
Nissan Auto Lease Trust Series 2023-B, Class A4 5.610%, 11/15/2027	585,000	589,657
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A4 4.450%, 11/15/2029	415,000	414,182
Series 2024-A, Class A3 5.280%, 12/15/2028	1,350,000	1,368,427
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	65,641	65,605
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	302,000	301,056
Santander Drive Auto Receivables Trust
Series 2022-7, Class A3 5.750%, 04/15/2027	81,103	81,169
Series 2024-3, Class A3 5.630%, 01/16/2029	665,000	673,303
Series 2024-4, Class A3 4.850%, 01/16/2029	640,000	641,754
SBNA Auto Lease Trust
Series 2024-C, Class A3 4.560%, 02/22/2028 (D)	576,000	575,768
Series 2024-C, Class A4 4.420%, 03/20/2029 (D)	389,000	386,799
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (D)	408,000	410,040
Series 2024-A, Class A4 5.210%, 04/16/2029 (D)	175,000	176,222
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (D)	904,000	907,449
Series 2024-1A, Class A4 4.940%, 01/21/2031 (D)	153,000	153,522
Series 2024-2A, Class A3 5.330%, 11/20/2029 (D)	570,000	575,630
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	5,329	5,310
Series 2016-C, Class A2B (1 month CME Term SOFR + 1.214%) 5.612%, 09/15/2034 (A)(D)	11,348	11,350
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	918,498	814,826

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	$10,201	$10,016
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	57,276	52,918
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	522,744	449,931
Synchrony Card Funding LLC Series 2023-A1, Class A 5.540%, 07/15/2029	1,412,000	1,431,583
T-Mobile US Trust
Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	498,411	498,947
Series 2024-1A, Class A 5.050%, 09/20/2029 (D)	907,000	913,292
Series 2024-2A, Class A 4.250%, 05/21/2029 (D)	715,000	709,797
Toyota Auto Loan Extended Note Trust Series 2024-1A, Class A 5.160%, 11/25/2036 (D)	722,000	733,206
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	378,000	383,139
Series 2023-B, Class A3 4.710%, 02/15/2028	772,000	774,377
Series 2023-C, Class A3 5.160%, 04/17/2028	928,000	935,258
Verizon Master Trust
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	857,000	853,306
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	414,000	412,131
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	1,174,000	1,174,328
Series 2023-2, Class A 4.890%, 04/13/2028	432,000	432,298
Series 2023-4, Class A1A 5.160%, 06/20/2029	1,984,000	2,002,787
Series 2024-1, Class A1A 5.000%, 12/20/2028	1,376,000	1,383,019
Series 2024-7, Class A 4.350%, 08/20/2032 (D)	1,198,000	1,173,565
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A3 5.020%, 06/20/2028	853,000	857,932
Series 2024-1, Class A3 4.630%, 07/20/2029	965,000	967,017
Series 2024-1, Class A4 4.670%, 06/20/2031	369,000	369,135
WF Card Issuance Trust
Series 2024-A1, Class A 4.940%, 02/15/2029	1,726,000	1,742,428
Series 2024-A2, Class A 4.290%, 10/15/2029	1,092,000	1,084,593
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.470%, 02/15/2031	202,000	205,317
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust (continued)
Series 2024-B, Class A 4.620%, 05/15/2031	$578,000	$576,498
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	113,114	113,296
TOTAL ASSET-BACKED SECURITIES (Cost $64,743,933)		$64,011,912
SHORT-TERM INVESTMENTS – 2.7%
Short-term funds – 2.7%
John Hancock Collateral Trust, 4.2987% (G)(H)	235,151	2,352,408
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4156% (G)	18,843,093	18,843,093
TOTAL SHORT-TERM INVESTMENTS (Cost $21,195,524)		$21,195,501
Total Investments (Core Bond Trust) (Cost $864,231,705) – 105.2%		$837,157,433
Other assets and liabilities, net – (5.2%)		(41,235,714)
TOTAL NET ASSETS – 100.0%		$795,921,719
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed-delivery basis.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 12-31-24.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 12-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Argentina – 0.5%
Provincia de Buenos Aires 6.625%, 09/01/2037 (A)	$729,271	$485,330
Republic of Argentina
1.000%, 07/09/2029	59,073	47,967

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
4.125%, (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	$426,571	$282,883
		816,180
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $715,290)		$816,180
CORPORATE BONDS – 85.9%
Communication services – 11.0%
Accelerate360 Holdings LLC 11.000%, (11.000% Cash or 12.500% PIK), 12/01/2031 (A)	1,529,238	1,534,213
Allen Media LLC 10.500%, 02/15/2028 (A)	$1,470,000	632,429
Altice Financing SA 5.750%, 08/15/2029 (A)(B)	780,000	570,993
Altice France Holding SA 10.500%, 05/15/2027 (A)	640,000	186,588
Altice France SA 5.125%, 07/15/2029 (A)	1,630,000	1,220,647
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)(B)	660,000	585,895
AMC Networks, Inc. 10.250%, 01/15/2029 (A)	320,000	339,769
Banijay Entertainment SAS 8.125%, 05/01/2029 (A)	460,000	476,244
CCO Holdings LLC
4.250%, 02/01/2031 to 01/15/2034 (A)	220,000	186,314
4.500%, 05/01/2032	1,560,000	1,341,854
4.500%, 06/01/2033 (A)	260,000	218,761
4.750%, 02/01/2032 (A)	1,140,000	1,000,553
Charter Communications Operating LLC
3.700%, 04/01/2051	480,000	299,836
6.484%, 10/23/2045	230,000	217,331
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)(B)	760,000	664,961
Connect Finco SARL 9.000%, 09/15/2029 (A)	260,000	236,809
CSC Holdings LLC
4.125%, 12/01/2030 (A)	240,000	172,407
5.000%, 11/15/2031 (A)	330,000	171,802
5.750%, 01/15/2030 (A)(B)	600,000	341,317
6.500%, 02/01/2029 (A)	1,320,000	1,108,127
11.250%, 05/15/2028 (A)	380,000	375,027
CSC Holdings LLC 11.750%, 01/31/2029 (A)	470,000	464,161
DirecTV Financing LLC 5.875%, 08/15/2027 (A)	210,000	204,603
DISH DBS Corp.
5.125%, 06/01/2029	830,000	531,474
5.750%, 12/01/2028 (A)	900,000	769,495
7.750%, 07/01/2026 (B)	760,000	639,277
Gray Television, Inc. 5.375%, 11/15/2031 (A)	890,000	474,516
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	2,000	1,610
7.000%, 01/15/2031 (A)(B)	150,400	110,429
7.750%, 08/15/2030 (A)(B)	364,900	284,041
Level 3 Financing, Inc. 11.000%, 11/15/2029 (A)	790,000	888,686
Match Group Holdings II LLC 4.625%, 06/01/2028 (A)	460,000	438,051
Optics Bidco SpA 6.000%, 09/30/2034 (A)	469,000	450,258
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Sunrise HoldCo IV BV 5.500%, 01/15/2028 (A)	$430,000	$421,026
Time Warner Cable LLC 7.300%, 07/01/2038	220,000	223,812
Univision Communications, Inc. 8.000%, 08/15/2028 (A)	390,000	397,067
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	270,000	243,469
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	330,000	309,522
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	700,000	601,775
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	330,000	297,286
		19,632,435
Consumer discretionary – 17.8%
Academy, Ltd. 6.000%, 11/15/2027 (A)	250,000	248,660
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	421,000	411,281
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	960,000	876,645
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	250,000	236,990
Caesars Entertainment, Inc.
6.000%, 10/15/2032 (A)(B)	690,000	665,276
6.500%, 02/15/2032 (A)	220,000	220,993
7.000%, 02/15/2030 (A)	440,000	448,162
Carnival Corp.
5.750%, 03/01/2027 (A)	460,000	458,985
6.000%, 05/01/2029 (A)	970,000	967,705
7.000%, 08/15/2029 (A)	370,000	384,876
10.500%, 06/01/2030 (A)	940,000	1,004,003
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)	340,000	362,231
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)(B)	840,000	794,383
Carriage Services, Inc. 4.250%, 05/15/2029 (A)	390,000	355,091
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)(B)	410,000	332,032
Empire Communities Corp. 9.750%, 05/01/2029 (A)	420,000	441,857
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)	470,000	435,540
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)	3,600,425	360
Foot Locker, Inc. 4.000%, 10/01/2029 (A)	720,000	620,945
Ford Motor Company
3.250%, 02/12/2032	340,000	282,779
6.100%, 08/19/2032	20,000	19,903
Ford Motor Credit Company LLC
4.000%, 11/13/2030	810,000	729,665
7.350%, 03/06/2030	940,000	995,402
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)(B)	1,160,000	1,151,010
Garrett Motion Holdings, Inc. 7.750%, 05/31/2032 (A)	460,000	466,686
Gates Corp. 6.875%, 07/01/2029 (A)	260,000	264,477
Global Auto Holdings, Ltd.
8.750%, 01/15/2032 (A)	610,000	546,561
11.500%, 08/15/2029 (A)	200,000	203,532

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Life Time, Inc. 6.000%, 11/15/2031 (A)	$260,000	$257,402
Melco Resorts Finance, Ltd.
5.375%, 12/04/2029 (A)	340,000	310,389
7.625%, 04/17/2032 (A)	420,000	421,504
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (A)	140,000	139,297
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)	980,000	976,935
7.750%, 02/15/2029 (A)(B)	720,000	756,017
8.125%, 01/15/2029 (A)	690,000	727,076
8.375%, 02/01/2028 (A)	800,000	836,457
NCL Finance, Ltd. 6.125%, 03/15/2028 (A)	280,000	280,899
Newell Brands, Inc. 6.375%, 05/15/2030	310,000	310,511
PetSmart, Inc. 7.750%, 02/15/2029 (A)	250,000	241,665
PM General Purchaser LLC 9.500%, 10/01/2028 (A)(B)	1,290,000	1,281,128
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/2028	530,000	502,498
5.500%, 04/01/2028 (A)	340,000	337,460
6.250%, 03/15/2032 (A)	820,000	829,824
Saks Global Enterprises LLC 11.000%, 12/15/2029 (A)	430,000	413,572
Sally Holdings LLC 6.750%, 03/01/2032	660,000	661,138
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	430,000	429,270
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	320,000	311,115
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	269,416
The Michaels Companies, Inc. 5.250%, 05/01/2028 (A)	560,000	422,805
TopBuild Corp. 3.625%, 03/15/2029 (A)	490,000	448,581
Upbound Group, Inc. 6.375%, 02/15/2029 (A)	790,000	767,965
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	170,000	168,723
7.000%, 02/15/2029 (A)	490,000	492,689
9.125%, 07/15/2031 (A)	1,290,000	1,387,085
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,000,000	973,139
WW International, Inc. 4.500%, 04/15/2029 (A)	800,000	159,676
Wynn Macau, Ltd. 5.625%, 08/26/2028 (A)	720,000	693,418
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	190,000	181,977
7.125%, 02/15/2031 (A)	600,000	624,846
ZF North America Capital, Inc.
6.875%, 04/23/2032 (A)	820,000	777,559
7.125%, 04/14/2030 (A)	500,000	490,835
		31,808,901
Consumer staples – 0.6%
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	470,000	434,324
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	610,000	605,555
		1,039,879
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 9.6%
Blue Racer Midstream LLC 7.250%, 07/15/2032 (A)	$850,000	$873,234
Chord Energy Corp. 6.375%, 06/01/2026 (A)	870,000	869,738
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	740,000	674,846
Crescent Energy Finance LLC 9.250%, 02/15/2028 (A)	420,000	438,939
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	280,000	288,069
6.750%, 09/15/2037 (A)	200,000	214,868
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	180,000	180,074
EQM Midstream Partners LP
6.500%, 07/15/2048	920,000	894,574
7.500%, 06/01/2030 (A)	360,000	382,962
Expand Energy Corp. 4.750%, 02/01/2032	790,000	735,336
Hilcorp Energy I LP
6.250%, 04/15/2032 (A)	450,000	414,012
8.375%, 11/01/2033 (A)	440,000	449,149
Howard Midstream Energy Partners LLC
7.375%, 07/15/2032 (A)(B)	360,000	365,714
8.875%, 07/15/2028 (A)	370,000	388,595
New Generation Gas Gathering LLC 10.055%, (3 month CME Term SOFR + 5.750%), 08/01/2029 (E)(F)	286,486	282,189
Noble Finance II LLC 8.000%, 04/15/2030 (A)	390,000	393,887
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	863,027
Permian Resources Operating LLC
5.875%, 07/01/2029 (A)	200,000	196,239
6.250%, 02/01/2033 (A)	470,000	463,918
7.000%, 01/15/2032 (A)	700,000	710,577
8.000%, 04/15/2027 (A)	260,000	265,495
9.875%, 07/15/2031 (A)	510,000	560,736
Range Resources Corp.
4.750%, 02/15/2030 (A)(B)	120,000	112,605
8.250%, 01/15/2029	490,000	504,501
Shelf Drilling Holdings, Ltd. 9.625%, 04/15/2029 (A)(B)	599,000	505,388
Summit Midstream Holdings LLC 8.625%, 10/31/2029 (A)	270,000	280,028
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	590,000	558,653
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	620,000	532,656
4.125%, 08/15/2031 (A)	500,000	447,765
6.250%, 01/15/2030 (A)	570,000	575,319
Venture Global LNG, Inc.
7.000%, 01/15/2030 (A)	430,000	436,441
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(D)	920,000	961,900
9.875%, 02/01/2032 (A)	1,310,000	1,437,436
		17,258,870
Financials – 11.6%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)(B)	200,000	180,857
APH Somerset Investor 2 LLC 7.875%, 11/01/2029 (A)	560,000	567,570

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	$710,000	$616,180
Banco Santander SA 9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (D)	600,000	691,580
BNP Paribas SA
7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(D)	390,000	392,064
7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (A)(D)	500,000	511,138
8.000%, (8.000% to 8-22-31, then 5 Year CMT + 3.727%), 08/22/2031 (A)(D)	210,000	216,001
Boost Newco Borrower LLC 7.500%, 01/15/2031 (A)	850,000	891,106
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	300,000	299,922
6.875%, 04/15/2030 (A)	500,000	500,181
9.250%, 07/01/2031 (A)	530,000	562,675
Citigroup, Inc. 7.200%, (7.200% to 5-15-29, then 5 Year CMT + 2.905), 05/15/2029 (D)	500,000	518,610
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)(B)	540,000	456,330
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(D)	860,000	877,329
FirstCash, Inc.
4.625%, 09/01/2028 (A)	110,000	104,257
5.625%, 01/01/2030 (A)	440,000	423,909
6.875%, 03/01/2032 (A)	360,000	361,469
Five Point Operating Company LP 10.500%, (10.500% to 11-15-25, then 11.000% to 11-15-26, then 12.000% thereafter), 01/15/2028 (A)	671,669	683,177
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	460,000	399,981
Jane Street Group
4.500%, 11/15/2029 (A)	120,000	112,373
6.125%, 11/01/2032 (A)	260,000	257,580
7.125%, 04/30/2031 (A)	945,000	971,145
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	370,000	356,779
4.750%, 06/15/2029 (A)	40,000	37,717
7.000%, 07/15/2031 (A)	930,000	952,945
Lloyds Banking Group PLC 8.000%, (8.000% to 3-27-30, then 5 Year CMT + 3.913%), 09/27/2029 (D)	760,000	788,995
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	380,000	348,300
6.500%, 05/01/2028 (A)	430,000	420,523
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	630,000	548,917
4.000%, 10/15/2033 (A)	680,000	566,348
Ryan Specialty LLC
4.375%, 02/01/2030 (A)(B)	520,000	488,176
5.875%, 08/01/2032 (A)	280,000	277,044
Shift4 Payments, Inc. 6.750%, 08/15/2032 (A)	600,000	610,234
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Starwood Property Trust, Inc.
6.000%, 04/15/2030 (A)	$750,000	$736,145
7.250%, 04/01/2029 (A)	340,000	348,773
StoneX Group, Inc. 7.875%, 03/01/2031 (A)	360,000	376,489
The Bank of Nova Scotia 8.000%, (8.000% to 1-27-29, then 5 Year CMT + 4.017%), 01/27/2084	340,000	357,770
The Charles Schwab Corp. 4.000%, (4.000% to 12-1-30, then 10 Year CMT + 3.079%), 12/01/2030 (D)	340,000	293,522
The Toronto-Dominion Bank
7.250%, (7.250% to 7-31-29, then 5 Year CMT + 2.977%), 07/31/2084	370,000	376,447
8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082	510,000	531,583
UBS Group AG
6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (A)	480,000	508,917
7.750%, (7.750% to 4-12-31, then 5 Year SOFR ICE Swap Rate + 4.160%), 04/12/2031 (A)(D)	220,000	229,175
9.016%, (9.016% to 11-15-32, then Overnight SOFR + 5.020%), 11/15/2033 (A)	310,000	374,398
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (A)(D)	380,000	410,807
VFH Parent LLC 7.500%, 06/15/2031 (A)	290,000	298,280
		20,833,718
Health care – 6.3%
Akumin, Inc. 8.000%, (8.000% Cash and 0.000% PIK), 08/01/2027 (A)(B)	720,000	637,200
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	340,000	323,118
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (A)(B)	600,000	327,000
5.500%, 11/01/2025 (A)	150,000	146,279
6.125%, 02/01/2027 (A)	160,000	145,200
6.250%, 02/15/2029 (A)	1,220,000	756,400
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	743,000	610,247
6.125%, 04/01/2030 (A)(B)	170,000	116,656
6.875%, 04/15/2029 (A)(B)	370,000	279,477
10.875%, 01/15/2032 (A)	1,030,000	1,062,680
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (A)(B)	450,000	476,790
LifePoint Health, Inc.
9.875%, 08/15/2030 (A)	1,010,000	1,089,747
11.000%, 10/15/2030 (A)	400,000	439,065
Medline Borrower LP
3.875%, 04/01/2029 (A)	240,000	222,237
5.250%, 10/01/2029 (A)	520,000	501,833
6.250%, 04/01/2029 (A)(B)	620,000	626,537
Sotera Health Holdings LLC 7.375%, 06/01/2031 (A)	910,000	921,922
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	540,000	541,065
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029 (B)	1,100,000	1,074,172

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV (continued)
7.875%, 09/15/2029	$200,000	$215,549
8.125%, 09/15/2031 (B)	460,000	514,123
US Renal Care, Inc. 10.625%, 06/28/2028 (A)	336,000	285,600
		11,312,897
Industrials – 15.0%
AAR Escrow Issuer LLC 6.750%, 03/15/2029 (A)	440,000	446,207
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)	350,000	350,031
Allied Universal Holdco LLC 4.625%, 06/01/2028 (A)	520,000	489,718
Amentum Holdings, Inc. 7.250%, 08/01/2032 (A)	740,000	745,600
American Airlines, Inc.
5.750%, 04/20/2029 (A)	1,760,000	1,745,370
8.500%, 05/15/2029 (A)	720,000	755,952
Anagram Holdings LLC 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)(C)	96,052	720
Arcosa, Inc. 6.875%, 08/15/2032 (A)(B)	290,000	294,668
ATS Corp. 4.125%, 12/15/2028 (A)	300,000	278,076
Beacon Roofing Supply, Inc. 6.500%, 08/01/2030 (A)	280,000	284,074
Bombardier, Inc.
7.000%, 06/01/2032 (A)(B)	660,000	671,392
7.250%, 07/01/2031 (A)(B)	620,000	639,391
8.750%, 11/15/2030 (A)	710,000	763,203
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)	500,000	499,714
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)	310,000	312,102
CoreCivic, Inc. 8.250%, 04/15/2029	1,110,000	1,173,939
EquipmentShare.com, Inc.
8.000%, 03/15/2033 (A)	320,000	324,058
8.625%, 05/15/2032 (A)	510,000	532,975
Esab Corp. 6.250%, 04/15/2029 (A)	400,000	404,976
GFL Environmental, Inc. 6.750%, 01/15/2031 (A)	430,000	441,548
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)(B)	670,000	612,338
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (A)	410,000	431,577
Madison IAQ LLC
4.125%, 06/30/2028 (A)	460,000	435,458
5.875%, 06/30/2029 (A)	550,000	519,329
Masterbrand, Inc. 7.000%, 07/15/2032 (A)	440,000	443,032
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (A)	530,000	532,484
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)	320,000	302,264
Park-Ohio Industries, Inc. 6.625%, 04/15/2027 (B)	140,000	137,553
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	920,000	914,943
R.R. Donnelley & Sons Company
9.500%, 08/01/2029 (A)	410,000	416,345
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
R.R. Donnelley & Sons Company (continued)
10.875%, 08/01/2029 (A)	$830,000	$832,785
Railworks Holdings LP 8.250%, 11/15/2028 (A)	450,000	450,200
Reworld Holding Corp. 4.875%, 12/01/2029 (A)	510,000	471,658
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)(B)	730,000	682,093
RXO, Inc. 7.500%, 11/15/2027 (A)	160,000	164,346
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)(B)(C)	1,286,000	996,650
Stena International SA 7.250%, 01/15/2031 (A)	440,000	448,955
The GEO Group, Inc.
8.625%, 04/15/2029	400,000	422,472
10.250%, 04/15/2031	940,000	1,024,844
Titan International, Inc. 7.000%, 04/30/2028 (B)	670,000	655,851
TransDigm, Inc.
6.625%, 03/01/2032 (A)	280,000	282,527
6.750%, 08/15/2028 (A)	180,000	181,570
7.125%, 12/01/2031 (A)	350,000	358,387
Tutor Perini Corp. 11.875%, 04/30/2029 (A)	840,000	928,700
United Airlines, Inc. 4.625%, 04/15/2029 (A)	460,000	437,362
United Rentals North America, Inc. 3.875%, 02/15/2031	510,000	455,604
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	760,000	717,305
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)(B)	690,000	602,939
7.875%, 05/01/2027 (A)	230,000	223,873
9.500%, 06/01/2028 (A)	80,000	80,502
XPO CNW, Inc. 6.700%, 05/01/2034	370,000	385,397
XPO, Inc. 7.125%, 02/01/2032 (A)	220,000	225,129
		26,928,186
Information technology – 4.8%
CA Magnum Holdings 5.375%, 10/31/2026 (A)	410,000	399,490
Central Parent, Inc. 7.250%, 06/15/2029 (A)	450,000	444,685
Cloud Software Group, Inc.
8.250%, 06/30/2032 (A)	600,000	618,330
9.000%, 09/30/2029 (A)	400,000	406,118
CommScope LLC 4.750%, 09/01/2029 (A)	1,500,000	1,336,008
CommScope Technologies LLC 5.000%, 03/15/2027 (A)(B)	730,000	651,623
Diebold Nixdorf, Inc. 7.750%, 03/31/2030 (A)	280,000	287,435
EchoStar Corp.
6.750%, (0.000% Cash and 6.750% PIK), 11/30/2030	246,927	223,950
10.750%, 11/30/2029	1,262,000	1,357,010
Elastic NV 4.125%, 07/15/2029 (A)	570,000	528,428
Gen Digital, Inc. 7.125%, 09/30/2030 (A)(B)	340,000	348,668

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)(B)	$530,000	$486,432
NCR Atleos Corp. 9.500%, 04/01/2029 (A)	590,000	639,150
Open Text Holdings, Inc. 4.125%, 12/01/2031 (A)	440,000	390,150
Rackspace Finance LLC 3.500%, 05/15/2028 (A)	491,400	296,069
Viasat, Inc. 7.500%, 05/30/2031 (A)(B)	380,000	264,170
		8,677,716
Materials – 3.5%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	1,191,687	166,836
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)	600,000	515,396
Canpack SA 3.875%, 11/15/2029 (A)	480,000	432,247
Cascades, Inc. 5.375%, 01/15/2028 (A)	440,000	426,951
Cerdia Finanz GmbH 9.375%, 10/03/2031 (A)	150,000	156,101
First Quantum Minerals, Ltd.
6.875%, 10/15/2027 (A)	500,000	497,626
8.625%, 06/01/2031 (A)(B)	840,000	864,692
9.375%, 03/01/2029 (A)	800,000	850,760
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,060,000	990,398
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	630,000	630,326
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	530,000	545,150
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	912,943	913
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	10
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/2028 (A)	140,000	136,551
		6,213,957
Real estate – 3.1%
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031 (A)(B)	450,000	484,462
Diversified Healthcare Trust
4.375%, 03/01/2031	250,000	184,121
4.750%, 02/15/2028	220,000	188,836
9.750%, 06/15/2025	130,000	129,990
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	550,000	535,049
5.000%, 03/01/2028 (A)	250,000	241,491
IIP Operating Partnership LP 5.500%, 05/25/2026	890,000	867,383
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	410,000	377,352
MPT Operating Partnership LP
3.500%, 03/15/2031	200,000	126,021
4.625%, 08/01/2029 (B)	260,000	186,303
Service Properties Trust
5.500%, 12/15/2027	400,000	374,050
8.375%, 06/15/2029	570,000	551,049
8.625%, 11/15/2031 (A)	390,000	405,829
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Uniti Group LP 6.500%, 02/15/2029 (A)	$890,000	$807,554
		5,459,490
Utilities – 2.6%
Alpha Generation LLC 6.750%, 10/15/2032 (A)	280,000	277,025
Calpine Corp. 3.750%, 03/01/2031 (A)	300,000	268,137
Lightning Power LLC 7.250%, 08/15/2032 (A)	740,000	760,818
NextEra Energy Operating Partners LP 7.250%, 01/15/2029 (A)	220,000	225,026
NRG Energy, Inc. 6.250%, 11/01/2034 (A)	480,000	470,806
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	340,000	303,100
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)(B)	520,000	432,161
Superior Plus LP 4.500%, 03/15/2029 (A)	290,000	263,670
TransAlta Corp. 7.750%, 11/15/2029	310,000	323,250
Vistra Operations Company LLC
6.875%, 04/15/2032 (A)	880,000	901,047
7.750%, 10/15/2031 (A)	420,000	440,608
		4,665,648
TOTAL CORPORATE BONDS (Cost $164,651,471)		$153,831,697
CONVERTIBLE BONDS – 0.5%
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 5.090%, 03/15/2028 (G)	470,000	399,970
Industrials – 0.1%
Bloom Energy Corp. 3.000%, 06/01/2029 (A)	60,000	78,450
Information technology – 0.1%
EchoStar Corp. 3.875%, (0.000% Cash and 3.875% PIK), 11/30/2030	212,371	222,838
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)	190,000	178,611
TOTAL CONVERTIBLE BONDS (Cost $881,696)		$879,869
TERM LOANS (H) – 4.5%
Communication services – 1.1%
Gannett Holdings LLC, 2024 Term Loan (1 month CME Term SOFR + 5.000%) 9.397%, 10/15/2029 (E)	619,664	620,450
Gray Television, Inc., 2024 Term Loan B (1 month CME Term SOFR + 5.250%) 9.803%, 06/04/2029	398,000	375,780
ViaPath Technologies , 2024 Term Loan (1 month CME Term SOFR + 7.500%) 11.857%, 08/06/2029	927,675	904,483
		1,900,713
Consumer discretionary – 0.5%
Adtalem Global Education, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%) 7.107%, 08/12/2028	241,666	242,773

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
Consumer discretionary (continued)
Clarios Global LP, 2024 USD Term Loan B (1 month CME Term SOFR + 2.500%) 6.857%, 05/06/2030	$349,125	$350,172
First Brands Group LLC, 2021 Term Loan (3 month CME Term SOFR + 5.000%) 9.847%, 03/30/2027	336,875	315,541
		908,486
Financials – 0.8%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%) 7.357%, 11/06/2030	375,362	375,246
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%) 8.457%, 08/19/2028	918,303	915,052
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (3 month CME Term SOFR + 6.750%) 11.340%, 04/07/2028	190,000	180,738
		1,471,036
Health care – 0.6%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%) 7.303%, 05/01/2031	357,305	358,869
Eyecare Partners LLC, 2024 Second Out Term Loan B (3 month CME Term SOFR + 1.000%) 5.717%, 11/30/2028	454,345	351,550
LifePoint Health, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.750%) 8.406%, 05/17/2031	354,578	355,563
		1,065,982
Industrials – 0.3%
Genesee & Wyoming, Inc., 2024 Term Loan B (3 month CME Term SOFR + 1.750%) 6.079%, 04/10/2031	399,000	397,823
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%) 6.635%, 02/22/2031	174,909	175,223
		573,046
Information technology – 0.9%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month CME Term SOFR + 7.000%) 11.357%, 02/19/2029	820,000	656,000
MRI Software LLC, 2020 Term Loan (3 month CME Term SOFR + 4.750%) 9.079%, 02/10/2027	60,802	60,650
MRI Software LLC, 2020 Term Loan B (3 month CME Term SOFR + 4.750%) 9.079%, 02/10/2027	105,711	105,447
Neptune Bidco US, Inc., 2022 USD Term Loan B (3 month CME Term SOFR + 5.000%) 9.758%, 04/11/2029	206,850	185,168
Vericast Corp., 2024 Extended Term Loan (3 month CME Term SOFR + 7.750%) 12.076%, 06/15/2030	689,342	658,894
		1,666,159
Materials – 0.3%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) 10.000%, 12/31/2027 (E)	488,697	455,808
TOTAL TERM LOANS (Cost $8,520,845)		$8,041,230
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES – 5.5%
1988 CLO, Ltd. Series 2024-5A, Class D1 (3 month CME Term SOFR + 3.300%) 8.625%, 07/15/2037 (A)(F)	$220,000	$221,867
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 7.547%, 01/17/2032 (A)(F)	350,000	351,048
AMMC CLO, Ltd. Series 2024-30A, Class D (3 month CME Term SOFR + 4.500%) 9.156%, 01/15/2037 (A)(F)	190,000	194,800
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 11.727%, 04/20/2035 (A)(F)	710,000	711,287
Barings CLO, Ltd. Series 2018-3A, Class D (3 month CME Term SOFR + 3.162%) 7.779%, 07/20/2029 (A)(F)	250,000	251,510
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month CME Term SOFR + 3.362%) 8.018%, 07/15/2034 (A)(F)	250,000	246,888
Blueberry Park CLO, Ltd. Series 2024-1A, Class D1 (3 month CME Term SOFR + 2.900%) 8.026%, 10/20/2037 (A)(F)	220,000	222,323
Carlyle Global Market Strategies CLO, Ltd. Series 2015-1A, Class DR3 (3 month CME Term SOFR + 3.212%) 7.829%, 07/20/2031 (A)(F)	250,000	250,420
CarVal CLO XI C, Ltd. Series 2024-3A, Class D1 (3 month CME Term SOFR + 3.000%) 7.571%, 10/20/2037 (A)(F)	430,000	432,918
CIFC Funding, Ltd. Series 2017-5A, Class DR (3 month CME Term SOFR + 3.050%) 7.697%, 07/17/2037 (A)(F)	180,000	182,019
Galaxy XXVI CLO, Ltd. Series 2018-26A, Class DR (3 month CME Term SOFR + 2.950%) 7.464%, 11/22/2031 (A)(F)	160,000	160,369
GoldenTree Loan Management US CLO, Ltd. Series 2022-16A, Class DR (3 month CME Term SOFR + 4.750%) 9.367%, 01/20/2034 (A)(F)	390,000	393,113
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 2.762%) 7.418%, 04/15/2031 (A)(F)	290,000	290,404
Series 2018-1A, Class E (3 month CME Term SOFR + 5.212%) 9.868%, 04/15/2031 (A)(F)	250,000	249,907
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 8.557%, 04/17/2034 (A)(F)	250,000	250,788
HalseyPoint CLO 3, Ltd. Series 2020-3A, Class D1R (3 month CME Term SOFR + 4.300%) 8.889%, 07/30/2037 (A)(F)	360,000	372,251

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Hayfin US XV, Ltd. Series 2024-15A, Class D1 (3 month CME Term SOFR + 4.260%) 8.877%, 04/28/2037 (A)(F)	$250,000	$256,891
Madison Park Funding XXIV, Ltd. Series 2016-24A, Class DR2 (3 month CME Term SOFR + 2.950%) 7.567%, 10/20/2029 (A)(F)	310,000	311,055
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month CME Term SOFR + 5.942%) 10.598%, 10/15/2031 (A)(F)	300,000	300,769
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.056%, 04/15/2035 (A)(F)	250,000	250,959
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month CME Term SOFR + 3.382%) 8.038%, 07/15/2031 (A)(F)	250,000	249,163
Mountain View CLO XVI, Ltd. Series 2022-1A, Class DR (3 month CME Term SOFR + 4.190%) 8.846%, 04/15/2034 (A)(F)	310,000	311,566
Neuberger Berman CLO XVI-S, Ltd. Series 2017-16SA, Class DR (3 month CME Term SOFR + 3.162%) 7.818%, 04/15/2034 (A)(F)	400,000	401,719
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-25A, Class D1R2 (3 month CME Term SOFR + 3.100%) 7.732%, 07/18/2038 (A)(F)	250,000	252,489
Ocean Trails CLO XII, Ltd. Series 2022-12A, Class D1R (3 month CME Term SOFR + 3.500%) 8.117%, 07/20/2035 (A)(F)	170,000	170,751
Octagon 55, Ltd. Series 2021-1A, Class D (3 month CME Term SOFR + 3.362%) 7.979%, 07/20/2034 (A)(F)	360,000	360,984
OHA Credit Funding, Ltd.
Series 2020-7A, Class DR (3 month CME Term SOFR + 3.100%) 7.717%, 02/24/2037 (A)(F)	250,000	250,970
Series 2022-11A, Class D1R (3 month CME Term SOFR + 2.850%) 7.467%, 07/19/2037 (A)(F)	270,000	273,862
Palmer Square CLO, Ltd. Series 2022-3A, Class D1R (3 month CME Term SOFR + 2.950%) 7.567%, 07/20/2037 (A)(F)	380,000	383,480
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class CR (3 month CME Term SOFR + 3.000%) 7.656%, 04/15/2031 (A)(F)	290,000	290,478
Trinitas CLO XXVI, Ltd. Series 2023-26A, Class D (3 month CME Term SOFR + 4.500%) 9.117%, 01/20/2035 (A)(F)	500,000	502,089
Voya CLO III, Ltd. Series 2020-3A, Class DR (3 month CME Term SOFR + 3.512%) 8.129%, 10/20/2034 (A)(F)	500,000	501,350
TOTAL ASSET-BACKED SECURITIES (Cost $9,640,717)		$9,850,487
High Yield Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS – 0.2%
Communication services – 0.0%
New Cotai, Inc., Class B (E)(I)(J)	3	$0
Energy – 0.2%
Chord Energy Corp.	2,636	308,190
KCAD Holdings I, Ltd. (E)(I)(J)	165,553,563	166
MWO Holdings LLC (E)(I)(J)	445	2,768
Permian Production (E)(J)	19,583	11,750
		322,874
Health care – 0.0%
Endo, Inc. (J)	3,700	87,690
TOTAL COMMON STOCKS (Cost $2,058,998)		$410,564
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (E)(J)	494	27,782
TOTAL ESCROW SHARES (Cost $0)		$27,782
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (E)(J)	$3,000,000	0
Adelphia Communications Corp. (E)(J)	2,050,000	0
Adelphia Communications Corp. (E)(J)	1,025,000	0
Magellan Health, Inc. (E)(J)	1,930,000	0
Par Pharmaceutical, Inc. (E)(J)	720,000	23,616
TOTAL ESCROW CERTIFICATES (Cost $338,778)		$23,616
SHORT-TERM INVESTMENTS – 7.5%
Short-term funds – 7.5%
John Hancock Collateral Trust, 4.2987% (K)(L)	1,225,749	12,262,146
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.4115% (K)	1,083,972	1,083,972
TOTAL SHORT-TERM INVESTMENTS (Cost $13,345,582)		$13,346,118
Total Investments (High Yield Trust) (Cost $200,153,377) – 104.6%		$187,227,543
Other assets and liabilities, net – (4.6%)		(8,251,197)
TOTAL NET ASSETS – 100.0%		$178,976,346
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $138,534,339 or 77.4% of the fund's net assets as of 12-31-24.
(B)	All or a portion of this security is on loan as of 12-31-24.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

High Yield Trust (continued)
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
High Yield Trust (continued)
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 12-31-24.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Mar 2025	$8,662,006	$8,610,680	$(51,326)
						$(51,326)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	29,448	USD	21,467	BNP	1/16/2025	—	$(971)
EUR	442,617	USD	487,904	BNP	1/16/2025	—	(29,180)
MXN	195,721	USD	9,982	JPM	1/16/2025	—	(617)
						—	$(30,768)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	OneMain Finance Corp.	442,000	USD	$442,000	5.000%	Quarterly	Jun 2029	$(45,924)	$(12,129)	$(58,053)
Centrally cleared	Transocean, Inc.	376,000	USD	376,000	1.000%	Quarterly	Jun 2029	42,911	5,726	48,637
				$818,000				$(3,013)	$(6,403)	$(9,416)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Nabors Industries, Inc.	6.255%	376,000	USD	$376,000	1.000%	Quarterly	Jun 2029	$(61,242)	$(8,875)	$(70,117)
Centrally cleared	American Airlines Group Inc.	3.980%	485,000	USD	485,000	5.000%	Quarterly	Dec 2029	(31,389)	52,142	20,753
Centrally cleared	Calpine Corp.	1.497%	800,000	USD	800,000	5.000%	Quarterly	Dec 2029	113,711	9,664	123,375
					$1,661,000				$21,080	$52,931	$74,011
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 60.8%
U.S. Government – 32.1%
U.S. Treasury Bonds
1.250%, 05/15/2050 (A)	$4,170,000	$1,976,934
1.875%, 11/15/2051	4,890,000	2,697,040
2.250%, 08/15/2046	4,745,000	3,063,184
2.500%, 02/15/2045 (A)	1,619,000	1,123,300
2.500%, 02/15/2046	648,000	443,128
3.000%, 11/15/2045 to 08/15/2052	9,722,000	7,175,651
3.125%, 05/15/2048	3,205,000	2,400,754
3.375%, 08/15/2042	800,000	660,362
3.625%, 05/15/2053	620,000	503,999
3.750%, 11/15/2043 (A)	2,253,000	1,939,964
4.250%, 08/15/2054	2,256,000	2,060,181
4.375%, 11/15/2039	1,170,000	1,121,365
U.S. Treasury Inflation Protected Securities
0.250%, 02/15/2050	1,356,686	790,577
0.625%, 02/15/2043	96,105	70,361
0.750%, 02/15/2045	1,012,040	732,878
1.375%, 02/15/2044	338,598	281,601
1.750%, 01/15/2034	2,582,603	2,475,887
U.S. Treasury Notes
1.625%, 05/15/2031	4,810,000	4,057,887
1.875%, 02/15/2032	3,110,000	2,615,793
2.750%, 08/15/2032	2,945,000	2,611,712
3.375%, 05/15/2033	1,025,000	941,952
3.875%, 08/15/2033	1,805,000	1,717,853
4.000%, 12/15/2027 to 02/15/2034	6,845,000	6,689,430
4.125%, 11/30/2031	1,830,000	1,790,929
4.250%, 11/15/2034	4,380,000	4,265,842
4.375%, 05/15/2034	1,895,000	1,865,872
4.500%, 05/15/2027 (A)	10,936,000	10,990,454
4.500%, 11/15/2033	2,525,000	2,513,570
		69,578,460
U.S. Government Agency – 28.7%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/2051	2,580,066	2,017,978
2.500%, 01/01/2052 to 05/01/2052	3,755,025	3,064,468
3.000%, 12/01/2046 to 04/01/2048	220,132	189,867
3.500%, 03/01/2048 to 06/01/2048	586,696	526,760
5.000%, 12/01/2034	57,149	57,274
5.500%, 05/01/2054 to 07/01/2054	5,062,010	4,993,996
6.500%, 04/01/2029 to 08/01/2034	3,699	3,854
7.500%, 12/01/2025 to 05/01/2028	491	502
Federal National Mortgage Association
2.000%, 04/01/2051 to 05/01/2051	7,748,317	6,052,199
2.500%, TBA (B)	3,100,000	2,521,171
2.500%, 07/01/2030 to 04/01/2050	1,100,854	925,594
2.660%, 03/01/2027	741,472	713,058
3.000%, TBA (B)	1,400,000	1,187,594
3.500%, 08/01/2043 to 05/01/2048	2,604,456	2,345,339
4.000%, TBA (B)	3,700,000	3,378,562
4.500%, TBA (B)	1,500,000	1,409,765
5.000%, 10/01/2054	2,587,560	2,496,149
5.500%, 11/01/2053	5,059,826	4,993,421
6.000%, TBA (B)	6,469,000	6,497,807
Government National Mortgage Association
2.000%, 12/20/2050	2,376,464	1,900,264
3.000%, TBA (B)	2,800,000	2,425,484
3.000%, 04/20/2051 to 05/20/2051	1,926,306	1,674,908
3.500%, TBA (B)	4,200,000	3,750,445
4.000%, TBA (B)	2,600,000	2,392,593
4.000%, 11/15/2040 to 02/15/2042	15,679	14,872
4.500%, 05/20/2052 to 09/20/2052	4,232,839	4,006,023
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
5.000%, TBA (B)		$2,900,000	$2,812,649
6.000%, 08/15/2032 to 04/15/2035		20,077	20,491
6.500%, 06/15/2028 to 02/15/2035		8,016	8,155
7.000%, 11/15/2031 to 11/15/2033		32,341	32,821
			62,414,063
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $146,792,838)			$131,992,523
FOREIGN GOVERNMENT OBLIGATIONS – 3.1%
Bermuda – 0.2%
Government of Bermuda
2.375%, 08/20/2030 (C)		200,000	169,700
5.000%, 07/15/2032 (C)		200,000	192,600
			362,300
Brazil – 0.3%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	4,983,000	642,705
Bulgaria – 0.1%
Republic of Bulgaria
1.375%, 09/23/2050	EUR	105,000	66,364
4.875%, 05/13/2036		150,000	170,177
			236,541
Chile – 0.0%
Republic of Chile 1.250%, 01/22/2051		165,000	97,417
Colombia – 0.2%
Republic of Colombia
5.000%, 06/15/2045		$200,000	134,800
7.750%, 11/07/2036		200,000	195,580
			330,380
Costa Rica – 0.1%
Republic of Costa Rica 6.550%, 04/03/2034 (C)		200,000	203,100
Hungary – 0.2%
Republic of Hungary 1.625%, 04/28/2032	EUR	465,000	411,850
Indonesia – 0.1%
Republic of Indonesia 1.100%, 03/12/2033		380,000	322,430
Israel – 0.1%
State of Israel 6.500%, 11/06/2031		$200,000	208,328
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032	EUR	225,000	204,956
Mexico – 0.6%
Government of Mexico
3.500%, 02/12/2034		$200,000	159,103
6.000%, 05/07/2036		940,000	884,570
6.350%, 02/09/2035		200,000	195,350
			1,239,023
North Macedonia – 0.2%
Republic of North Macedonia
2.750%, 01/18/2025	EUR	210,000	216,645
3.675%, 06/03/2026 (C)		265,000	270,516
			487,161

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama – 0.1%
Republic of Panama 4.500%, 04/16/2050		$200,000	$123,249
Peru – 0.1%
Republic of Peru
3.000%, 01/15/2034		60,000	48,150
5.375%, 02/08/2035		165,000	158,429
5.875%, 08/08/2054		110,000	104,812
			311,391
Philippines – 0.2%
Republic of the Philippines
1.200%, 04/28/2033	EUR	205,000	176,250
1.750%, 04/28/2041		200,000	148,919
			325,169
Romania – 0.4%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	220,959
2.750%, 04/14/2041		815,000	544,974
5.875%, 01/30/2029 (C)		$86,000	83,740
			849,673
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia
2.000%, 07/09/2039	EUR	155,000	124,391
5.750%, 01/16/2054 (C)		$200,000	186,780
			311,171
Uruguay – 0.0%
Republic of Uruguay 4.375%, 01/23/2031		110,000	106,590
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,318,707)			$6,773,434
CORPORATE BONDS – 22.8%
Communication services – 1.9%
AT&T, Inc. 3.550%, 09/15/2055		163,000	109,631
Charter Communications Operating LLC
2.250%, 01/15/2029		25,000	22,043
3.500%, 03/01/2042		2,000	1,359
5.050%, 03/30/2029		70,000	68,494
6.834%, 10/23/2055		40,000	38,917
Comcast Corp.
2.887%, 11/01/2051		100,000	60,145
3.750%, 04/01/2040		215,000	172,931
Cox Communications, Inc.
2.600%, 06/15/2031 (C)		130,000	109,534
5.450%, 09/01/2034 (C)		210,000	203,363
Discovery Communications LLC 3.625%, 05/15/2030		50,000	44,480
IHS Holding, Ltd. 6.250%, 11/29/2028 (C)		200,000	188,899
Lamar Media Corp. 3.625%, 01/15/2031		315,000	277,233
Network i2i, Ltd. 5.650%, (5.650% to 4-15-25, then 5 Year CMT + 4.274% to 4-15-30, then 5 Year CMT + 4.524% to 4-15-45, then 5 Year CMT + 5.274%), 01/15/2025 (D)		215,000	214,431
Paramount Global
4.950%, 05/19/2050		20,000	15,048
5.250%, 04/01/2044		115,000	89,354
5.850%, 09/01/2043		80,000	69,517
6.875%, 04/30/2036		30,000	30,373
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (C)	$165,000	$152,024
4.125%, 07/01/2030 (C)	400,000	349,099
Time Warner Cable LLC
4.500%, 09/15/2042	410,000	306,720
5.875%, 11/15/2040	65,000	58,162
T-Mobile USA, Inc.
2.050%, 02/15/2028	150,000	137,751
4.700%, 01/15/2035	25,000	23,645
5.050%, 07/15/2033	35,000	34,272
5.750%, 01/15/2034	55,000	56,388
WarnerMedia Holdings, Inc.
4.054%, 03/15/2029	80,000	74,436
4.279%, 03/15/2032	325,000	286,392
5.050%, 03/15/2042	55,000	44,159
5.141%, 03/15/2052	335,000	248,906
5.391%, 03/15/2062	175,000	128,681
WMG Acquisition Corp.
3.000%, 02/15/2031 (C)	75,000	65,458
3.750%, 12/01/2029 (C)	85,000	78,314
3.875%, 07/15/2030 (C)	450,000	410,033
		4,170,192
Consumer discretionary – 0.9%
AutoZone, Inc.
4.750%, 08/01/2032 to 02/01/2033	45,000	43,331
5.400%, 07/15/2034	70,000	69,595
6.550%, 11/01/2033	50,000	53,801
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	49,224
Howard University
2.701%, 10/01/2029	100,000	88,595
2.801%, 10/01/2030	100,000	87,206
3.476%, 10/01/2041	120,000	88,798
Mercedes-Benz Finance North America LLC 4.900%, 11/15/2027 (C)	150,000	149,763
O'Reilly Automotive, Inc. 4.700%, 06/15/2032	26,000	25,117
Service Corp. International
3.375%, 08/15/2030	335,000	293,126
5.125%, 06/01/2029	282,000	272,831
5.750%, 10/15/2032	105,000	101,848
Tapestry, Inc.
5.100%, 03/11/2030	65,000	64,284
5.500%, 03/11/2035	60,000	58,360
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030 (C)	167,000	159,807
5.750%, 01/15/2028 (C)	302,000	300,000
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	104,110
		2,009,796
Consumer staples – 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/2029	45,000	44,982
BAT Capital Corp. 5.834%, 02/20/2031	110,000	112,449
Cencosud SA 5.950%, 05/28/2031 (C)	200,000	199,678
Minerva Luxembourg SA 4.375%, 03/18/2031	245,000	205,561
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	68,000	67,998
Philip Morris International, Inc.
4.375%, 11/01/2027	135,000	133,880
4.750%, 11/01/2031	125,000	122,243

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Philip Morris International, Inc. (continued)
5.125%, 02/15/2030 to 02/13/2031	$280,000	$281,244
5.375%, 02/15/2033	60,000	60,116
5.625%, 11/17/2029 to 09/07/2033	145,000	147,522
Tyson Foods, Inc. 5.400%, 03/15/2029	20,000	20,216
		1,395,889
Energy – 2.6%
Aker BP ASA
5.800%, 10/01/2054 (C)	150,000	135,864
6.000%, 06/13/2033 (C)	175,000	175,760
BP Capital Markets America, Inc.
2.939%, 06/04/2051	15,000	9,286
4.812%, 02/13/2033	145,000	140,169
4.893%, 09/11/2033	100,000	96,734
4.989%, 04/10/2034	145,000	141,025
5.227%, 11/17/2034	60,000	59,093
Columbia Pipelines Holding Company LLC
5.097%, 10/01/2031 (C)	41,000	40,005
6.042%, 08/15/2028 (C)	160,000	163,829
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (C)	40,000	41,173
6.036%, 11/15/2033 (C)	60,000	61,548
ConocoPhillips Company
3.800%, 03/15/2052	22,000	16,060
4.025%, 03/15/2062	35,000	25,290
5.300%, 05/15/2053	30,000	27,753
5.550%, 03/15/2054	25,000	24,034
5.650%, 01/15/2065	95,000	89,792
5.700%, 09/15/2063	120,000	115,035
Coterra Energy, Inc. 5.400%, 02/15/2035	65,000	63,030
Diamondback Energy, Inc.
5.750%, 04/18/2054	25,000	23,461
5.900%, 04/18/2064	65,000	61,018
6.250%, 03/15/2053	35,000	34,915
Ecopetrol SA
4.625%, 11/02/2031	230,000	190,725
7.750%, 02/01/2032	175,000	169,829
8.375%, 01/19/2036	345,000	332,731
EIG Pearl Holdings Sarl 3.545%, 08/31/2036 (C)	200,000	171,271
Enbridge, Inc.
3.125%, 11/15/2029	105,000	96,123
5.625%, 04/05/2034	95,000	95,559
5.700%, 03/08/2033	20,000	20,208
Energo-Pro AS 8.500%, 02/04/2027 (C)	315,000	318,775
Energy Transfer LP
5.250%, 07/01/2029	45,000	45,214
6.400%, 12/01/2030	80,000	84,531
Eni SpA 5.500%, 05/15/2034 (C)	225,000	222,383
Enterprise Products Operating LLC 3.300%, 02/15/2053	40,000	26,295
EOG Resources, Inc. 5.650%, 12/01/2054	75,000	73,445
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	15,000	15,195
Equinor ASA 3.625%, 04/06/2040	125,000	100,991
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Galaxy Pipeline Assets Bidco, Ltd. 2.625%, 03/31/2036 (C)		$200,000	$162,819
Hess Corp.
7.125%, 03/15/2033		200,000	221,655
7.300%, 08/15/2031		55,000	61,082
Hess Midstream Operations LP
4.250%, 02/15/2030 (C)		50,000	46,096
6.500%, 06/01/2029 (C)		215,000	217,126
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)		235,000	227,376
ONEOK, Inc.
3.100%, 03/15/2030		10,000	9,067
3.400%, 09/01/2029		20,000	18,596
4.400%, 10/15/2029		55,000	53,323
5.850%, 11/01/2064		100,000	93,556
6.100%, 11/15/2032		45,000	46,567
7.150%, 01/15/2051		10,000	10,855
Patterson-UTI Energy, Inc.
5.150%, 11/15/2029		15,000	14,626
7.150%, 10/01/2033		60,000	62,874
Shell Finance US, Inc. 3.250%, 04/06/2050		75,000	50,532
Shell International Finance BV
2.875%, 11/26/2041		55,000	38,874
3.000%, 11/26/2051		50,000	31,641
Targa Resources Partners LP
4.000%, 01/15/2032		50,000	45,488
4.875%, 02/01/2031		20,000	19,311
TotalEnergies Capital SA
5.275%, 09/10/2054		10,000	9,245
5.425%, 09/10/2064		140,000	129,843
5.638%, 04/05/2064		170,000	162,492
Viper Energy, Inc. 5.375%, 11/01/2027 (C)		257,000	253,421
Whistler Pipeline LLC
5.400%, 09/30/2029 (C)		10,000	9,960
5.700%, 09/30/2031 (C)		85,000	84,876
5.950%, 09/30/2034 (C)		45,000	45,127
			5,634,577
Financials – 7.3%
Ares Strategic Income Fund 5.700%, 03/15/2028 (C)		150,000	149,979
Arthur J. Gallagher & Company 4.850%, 12/15/2029		25,000	24,885
Athene Global Funding
2.646%, 10/04/2031 (C)		225,000	188,949
2.717%, 01/07/2029 (C)		55,000	49,890
4.721%, 10/08/2029 (C)		140,000	136,537
Banca Comerciala Romana SA 7.625%, (7.625% to 5-19-26, then 3 month EURIBOR + 4.539%), 05/19/2027	EUR	100,000	108,872
Banca Transilvania SA 8.875%, (8.875% to 4-27-26, then 1 Year EURIBOR ICE Swap Rate + 5.580%), 04/27/2027		100,000	109,499
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then Overnight SOFR + 1.530%), 07/23/2031		$120,000	100,959
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031		270,000	225,565

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
2.482%, (2.482% to 9-21-31, then 5 Year CMT + 1.200%), 09/21/2036 (E)	$130,000	$105,916
2.572%, (2.572% to 10-20-31, then Overnight SOFR + 1.210%), 10/20/2032	75,000	63,283
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	225,000	198,217
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	300,000	257,877
2.972%, (2.972% to 2-4-32, then Overnight SOFR + 1.330%), 02/04/2033	115,000	98,847
4.376%, (4.376% to 4-27-27, then Overnight SOFR + 1.580%), 04/27/2028	135,000	133,566
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	155,000	151,547
5.933%, (5.933% to 9-15-26, then Overnight SOFR + 1.340%), 09/15/2027	150,000	152,681
Bank of Ireland Group PLC
5.601%, (5.601% to 3-20-29, then Overnight SOFR + 1.620%), 03/20/2030 (C)	315,000	317,991
6.253%, (6.253% to 9-16-25, then 1 Year CMT + 2.650%), 09/16/2026 (C)	345,000	347,835
Block, Inc.
3.500%, 06/01/2031	125,000	110,060
6.500%, 05/15/2032 (C)	407,000	410,929
BNP Paribas SA 5.283%, (5.283% to 11-19-29, then Overnight SOFR + 1.280%), 11/19/2030 (C)	220,000	217,721
BPCE SA
6.508%, (6.508% to 1-18-34, then Overnight SOFR + 2.791%), 01/18/2035 (C)	250,000	250,496
6.714%, (6.714% to 10-19-28, then Overnight SOFR + 2.270%), 10/19/2029 (C)	500,000	519,797
7.003%, (7.003% to 10-19-33, then Overnight SOFR + 2.590%), 10/19/2034 (C)	340,000	362,300
Capital One Financial Corp.
1.878%, (1.878% to 11-2-26, then Overnight SOFR + 0.855%), 11/02/2027	50,000	47,246
3.273%, (3.273% to 3-1-29, then Overnight SOFR + 1.790%), 03/01/2030	120,000	110,945
5.247%, (5.247% to 7-26-29, then Overnight SOFR + 2.600%), 07/26/2030	20,000	19,939
7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031	280,000	309,149
Caterpillar Financial Services Corp. 4.700%, 11/15/2029	220,000	219,184
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. 5.174%, (5.174% to 2-13-29, then Overnight SOFR + 1.364%), 02/13/2030	$45,000	$44,966
Citizens Financial Group, Inc.
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	125,000	125,435
5.841%, (5.841% to 1-23-29, then Overnight SOFR + 2.010%), 01/23/2030	40,000	40,589
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	40,000	42,169
CNO Global Funding 4.875%, 12/10/2027 (C)	140,000	139,364
Corebridge Financial, Inc. 3.850%, 04/05/2029	20,000	19,098
Corebridge Global Funding
4.900%, 12/03/2029 (C)	110,000	109,203
5.200%, 06/24/2029 (C)	115,000	115,595
Credit Agricole SA 6.251%, (6.251% to 1-10-34, then Overnight SOFR + 2.670%), 01/10/2035 (C)	250,000	251,015
Discover Financial Services 7.964%, (7.964% to 11-2-33, then SOFR Compounded Index + 3.370%), 11/02/2034	95,000	108,572
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	150,000	135,570
Equitable Holdings, Inc. 4.350%, 04/20/2028	120,000	117,571
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	236,949
5.625%, 01/01/2030 (C)	220,000	211,955
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	724,924
HSBC Holdings PLC
2.206%, (2.206% to 8-17-28, then Overnight SOFR + 1.285%), 08/17/2029	610,000	547,902
5.402%, (5.402% to 8-11-32, then Overnight SOFR + 2.870%), 08/11/2033	265,000	262,262
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then Overnight SOFR + 1.180%), 11/08/2032	115,000	97,004
2.580%, (2.580% to 4-22-31, then 3 month CME Term SOFR + 1.250%), 04/22/2032	40,000	34,313
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	145,000	139,110
3.702%, (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%), 05/06/2030	65,000	61,552
4.005%, (4.005% to 4-23-28, then 3 month CME Term SOFR + 1.382%), 04/23/2029	225,000	218,147
4.505%, (4.505% to 10-22-27, then Overnight SOFR + 0.860%), 10/22/2028	185,000	183,364

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
4.946%, (4.946% to 10-22-34, then Overnight SOFR + 1.340%), 10/22/2035		$30,000	$28,906
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030		185,000	184,200
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035		215,000	212,692
5.299%, (5.299% to 7-24-28, then Overnight SOFR + 1.450%), 07/24/2029		175,000	176,760
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035		260,000	258,349
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030		195,000	198,851
6.070%, (6.070% to 10-22-26, then Overnight SOFR + 1.330%), 10/22/2027		115,000	117,699
M&T Bank Corp. 7.413%, (7.413% to 10-30-28, then Overnight SOFR + 2.800%), 10/30/2029		40,000	42,878
Marsh & McLennan Companies, Inc. 4.750%, 03/15/2039		70,000	64,802
mBank SA 0.966%, (0.966% to 9-21-26, then 3 month EURIBOR + 1.250%), 09/21/2027	EUR	100,000	98,576
Metropolitan Life Global Funding I 2.400%, 01/11/2032 (C)		$240,000	200,726
Morgan Stanley
1.794%, (1.794% to 2-13-31, then Overnight SOFR + 1.034%), 02/13/2032		45,000	36,713
1.928%, (1.928% to 4-28-31, then Overnight SOFR + 1.020%), 04/28/2032		200,000	163,587
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032		85,000	70,381
4.210%, (4.210% to 4-20-27, then Overnight SOFR + 1.610%), 04/20/2028		155,000	152,781
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029		55,000	55,614
5.656%, (5.656% to 4-18-29, then Overnight SOFR + 1.260%), 04/18/2030		160,000	162,874
6.407%, (6.407% to 11-1-28, then Overnight SOFR + 1.830%), 11/01/2029		270,000	282,021
MSCI, Inc. 3.625%, 11/01/2031 (C)		192,000	171,924
OTP Bank NYRT
7.350%, (7.350% to 3-4-25, then 3 month EURIBOR + 4.523%), 03/04/2026	EUR	185,000	192,614
7.500%, (7.500% to 5-25-26, then 1 Year CMT + 3.711%), 05/25/2027		$200,000	205,932
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Standard Chartered PLC 7.767%, (7.767% to 11-16-27, then 1 Year CMT + 3.450%), 11/16/2028 (C)	$200,000	$213,685
The Bank of New York Mellon Corp.
4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030	50,000	50,069
5.060%, (5.060% to 7-22-31, then Overnight SOFR + 1.230%), 07/22/2032	110,000	109,721
5.188%, (5.188% to 3-14-34, then Overnight SOFR + 1.418%), 03/14/2035	85,000	84,139
6.317%, (6.317% to 10-25-28, then Overnight SOFR + 1.598%), 10/25/2029	130,000	136,576
The Goldman Sachs Group, Inc.
2.383%, (2.383% to 7-21-31, then Overnight SOFR + 1.248%), 07/21/2032	155,000	129,177
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	20,000	17,043
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	65,000	64,248
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	140,000	137,065
5.016%, (5.016% to 10-23-34, then Overnight SOFR + 1.420%), 10/23/2035	55,000	52,636
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	185,000	183,901
5.727%, (5.727% to 4-25-29, then Overnight SOFR + 1.265%), 04/25/2030	90,000	91,855
The PNC Financial Services Group, Inc. 4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	130,000	126,525
UBS Group AG
6.442%, (6.442% to 8-11-27, then Overnight SOFR + 3.700%), 08/11/2028 (C)	250,000	258,337
6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (C)	270,000	286,266
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	100,000	88,188
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	290,000	261,587
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	250,000	219,162
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	200,000	193,153
5.499%, (5.499% to 1-23-34, then Overnight SOFR + 1.780%), 01/23/2035	110,000	109,533

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	$310,000	$314,741
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	75,000	79,723
		15,753,500
Health care – 1.7%
AbbVie, Inc.
4.950%, 03/15/2031	70,000	69,986
5.400%, 03/15/2054	30,000	28,877
Alcon Finance Corp. 2.600%, 05/27/2030 (C)	285,000	251,795
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	375,000	357,939
Bristol-Myers Squibb Company 5.550%, 02/22/2054	80,000	77,606
Cardinal Health, Inc. 5.000%, 11/15/2029	215,000	213,660
Cencora, Inc. 4.850%, 12/15/2029	170,000	168,895
Centene Corp.
3.375%, 02/15/2030	5,000	4,453
4.250%, 12/15/2027	50,000	48,435
4.625%, 12/15/2029	585,000	553,270
CommonSpirit Health 3.347%, 10/01/2029	60,000	55,885
CVS Health Corp.
1.750%, 08/21/2030	60,000	48,841
1.875%, 02/28/2031	30,000	24,184
2.125%, 09/15/2031	30,000	24,027
3.250%, 08/15/2029	115,000	104,696
3.750%, 04/01/2030	70,000	64,117
4.125%, 04/01/2040	37,000	28,901
4.780%, 03/25/2038	70,000	60,527
5.050%, 03/25/2048	40,000	32,982
6.750%, (6.750% to 12-10-34, then 5 Year CMT + 2.516%), 12/10/2054	60,000	58,832
7.000%, (7.000% to 3-10-30, then 5 Year CMT + 2.886%), 03/10/2055	85,000	85,285
Eli Lilly & Company
4.200%, 08/14/2029	45,000	44,058
4.600%, 08/14/2034	30,000	28,802
5.050%, 08/14/2054	5,000	4,632
Gilead Sciences, Inc. 4.800%, 11/15/2029	145,000	144,703
HCA, Inc. 3.375%, 03/15/2029	125,000	116,020
Kaiser Foundation Hospitals
2.810%, 06/01/2041	45,000	31,833
3.002%, 06/01/2051	50,000	32,481
Royalty Pharma PLC 2.150%, 09/02/2031	205,000	168,023
Smith & Nephew PLC
2.032%, 10/14/2030	105,000	88,003
5.400%, 03/20/2034	65,000	64,521
Solventum Corp. 5.400%, 03/01/2029 (C)	185,000	185,465
UnitedHealth Group, Inc.
2.750%, 05/15/2040	110,000	77,782
3.500%, 08/15/2039	70,000	55,361
4.950%, 05/15/2062	30,000	25,851
5.375%, 04/15/2054	125,000	117,231
5.750%, 07/15/2064	25,000	24,292
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. (continued)
5.875%, 02/15/2053	$10,000	$10,027
6.050%, 02/15/2063	30,000	30,633
		3,612,911
Industrials – 1.6%
AGCO Corp.
5.450%, 03/21/2027	25,000	25,237
5.800%, 03/21/2034	35,000	35,178
BAE Systems PLC 5.125%, 03/26/2029 (C)	200,000	200,444
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	225,000	213,889
Clean Harbors, Inc. 4.875%, 07/15/2027 (C)	620,000	607,388
International Airport Finance SA 12.000%, 03/15/2033 (C)(E)	305,921	326,100
L3Harris Technologies, Inc.
5.050%, 06/01/2029	65,000	64,985
5.350%, 06/01/2034	22,000	21,908
5.500%, 08/15/2054	58,000	55,711
5.600%, 07/31/2053	50,000	48,400
Northrop Grumman Corp. 5.150%, 05/01/2040	95,000	90,890
Otis Worldwide Corp. 2.565%, 02/15/2030	160,000	142,125
Penske Truck Leasing Company LP 4.000%, 07/15/2025 (C)	90,000	89,496
Regal Rexnord Corp.
6.050%, 04/15/2028	130,000	132,226
6.300%, 02/15/2030	30,000	30,860
Republic Services, Inc.
1.450%, 02/15/2031	25,000	20,276
4.875%, 04/01/2029	60,000	59,861
5.200%, 11/15/2034	80,000	79,234
RTX Corp. 4.125%, 11/16/2028	77,000	74,946
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)	532,000	526,899
The Boeing Company
2.950%, 02/01/2030	45,000	40,190
3.200%, 03/01/2029	35,000	32,251
3.750%, 02/01/2050	10,000	6,820
5.150%, 05/01/2030	110,000	108,458
6.388%, 05/01/2031	55,000	57,504
6.528%, 05/01/2034	20,000	20,952
Trane Technologies Financing, Ltd. 5.100%, 06/13/2034	22,000	21,752
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	31,861
5.500%, 05/15/2027	32,000	31,809
Veralto Corp. 5.500%, 09/18/2026	45,000	45,519
Waste Management, Inc.
3.875%, 01/15/2029 (C)	110,000	105,997
4.950%, 03/15/2035	135,000	131,618
		3,480,784
Information technology – 2.1%
Broadcom, Inc.
4.150%, 02/15/2028	190,000	186,805
5.050%, 07/12/2029	65,000	65,247
Cisco Systems, Inc.
4.950%, 02/26/2031	105,000	105,376
5.350%, 02/26/2064	70,000	67,100
Constellation Software, Inc. 5.461%, 02/16/2034 (C)	80,000	80,184

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	$386,000	$364,242
Foundry JV Holdco LLC 6.150%, 01/25/2032 (C)	400,000	403,570
Gartner, Inc. 4.500%, 07/01/2028 (C)	193,000	188,068
Gen Digital, Inc.
5.000%, 04/15/2025 (C)	360,000	359,178
6.750%, 09/30/2027 (C)	220,000	223,311
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	55,000	50,246
5.250%, 12/01/2027 (C)	454,000	445,952
Insight Enterprises, Inc. 6.625%, 05/15/2032 (C)	415,000	417,340
Intel Corp.
3.100%, 02/15/2060	60,000	32,026
3.250%, 11/15/2049	56,000	33,430
3.734%, 12/08/2047	150,000	98,925
4.750%, 03/25/2050	10,000	7,729
5.700%, 02/10/2053	80,000	70,751
5.900%, 02/10/2063	40,000	36,089
Marvell Technology, Inc. 2.450%, 04/15/2028	100,000	92,244
Microchip Technology, Inc.
4.900%, 03/15/2028	135,000	134,520
5.050%, 02/15/2030	85,000	84,411
Open Text Corp.
3.875%, 12/01/2029 (C)	590,000	533,690
6.900%, 12/01/2027 (C)	100,000	103,333
Open Text Holdings, Inc. 4.125%, 12/01/2031 (C)	60,000	53,202
Oracle Corp.
2.950%, 04/01/2030	10,000	9,027
3.850%, 04/01/2060 (E)	205,000	140,633
4.100%, 03/25/2061	60,000	43,074
Qorvo, Inc. 3.375%, 04/01/2031 (C)	120,000	102,630
		4,532,333
Materials – 0.9%
Ball Corp. 6.000%, 06/15/2029	735,000	740,328
Glencore Funding LLC
5.371%, 04/04/2029 (C)	170,000	171,337
5.634%, 04/04/2034 (C)	2,000	1,991
6.375%, 10/06/2030 (C)	170,000	178,540
NOVA Chemicals Corp. 7.000%, 12/01/2031 (C)	90,000	89,570
OCP SA 6.750%, 05/02/2034 (C)	210,000	214,200
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	115,000	121,295
Standard Building Solutions, Inc. 6.500%, 08/15/2032 (C)	15,000	15,024
Standard Industries, Inc.
3.375%, 01/15/2031 (C)	10,000	8,574
4.375%, 07/15/2030 (C)	410,000	375,646
		1,916,505
Real estate – 0.4%
American Tower Corp.
2.700%, 04/15/2031	30,000	25,899
3.800%, 08/15/2029	30,000	28,400
5.000%, 01/31/2030	20,000	19,885
Crown Castle, Inc.
3.800%, 02/15/2028	5,000	4,811
4.800%, 09/01/2028	170,000	168,074
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Crown Castle, Inc. (continued)
5.600%, 06/01/2029	$65,000	$66,257
GLP Capital LP 5.300%, 01/15/2029	30,000	29,783
Iron Mountain, Inc. 6.250%, 01/15/2033 (C)	120,000	119,521
SBA Tower Trust 2.836%, 01/15/2025 (C)	300,000	299,692
		762,322
Utilities – 2.8%
Alabama Power Company
3.450%, 10/01/2049	120,000	84,695
4.150%, 08/15/2044	105,000	86,299
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054	120,000	123,813
Baltimore Gas and Electric Company 5.650%, 06/01/2054	100,000	98,453
Cleco Corporate Holdings LLC 3.375%, 09/15/2029	90,000	80,918
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	120,000	78,470
5.500%, 03/15/2055	110,000	105,719
Dominion Energy, Inc. 3.375%, 04/01/2030	20,000	18,396
Duke Energy Corp.
2.550%, 06/15/2031	305,000	260,406
5.000%, 08/15/2052	25,000	21,817
5.450%, 06/15/2034	5,000	4,992
Duke Energy Florida LLC 1.750%, 06/15/2030	115,000	97,565
Duke Energy Indiana LLC
2.750%, 04/01/2050	80,000	48,319
3.250%, 10/01/2049	105,000	70,453
Duke Energy Ohio, Inc. 5.550%, 03/15/2054	60,000	58,011
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	92,649
4.000%, 04/01/2052	65,000	49,675
Edison International
4.125%, 03/15/2028	40,000	38,786
5.250%, 11/15/2028 to 03/15/2032	265,000	264,561
6.950%, 11/15/2029	305,000	325,712
Evergy, Inc. 2.900%, 09/15/2029	175,000	159,230
Eversource Energy 5.125%, 05/15/2033	230,000	223,455
Georgia Power Company
4.300%, 03/15/2042	75,000	63,774
4.550%, 03/15/2030	120,000	117,977
Greensaif Pipelines Bidco Sarl
5.853%, 02/23/2036 (C)	200,000	197,411
6.510%, 02/23/2042 (C)	200,000	202,483
Jersey Central Power & Light Company 5.100%, 01/15/2035 (C)	35,000	34,140
KeySpan Gas East Corp. 5.994%, 03/06/2033 (C)	29,000	29,409
Monongahela Power Company 5.850%, 02/15/2034 (C)	25,000	25,555
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/2027	125,000	118,111
2.250%, 06/01/2030	145,000	125,367
Niagara Mohawk Power Corp. 5.290%, 01/17/2034 (C)	65,000	63,556

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NiSource, Inc.
3.490%, 05/15/2027	$85,000	$82,738
5.400%, 06/30/2033	80,000	80,079
NSTAR Electric Company 5.400%, 06/01/2034	85,000	85,420
Oglethorpe Power Corp. 5.800%, 06/01/2054 (C)	15,000	14,717
Ohio Edison Company 5.500%, 01/15/2033 (C)	90,000	89,958
Pacific Gas & Electric Company
2.500%, 02/01/2031	340,000	290,726
4.550%, 07/01/2030	90,000	87,102
5.450%, 06/15/2027	25,000	25,286
5.900%, 06/15/2032	75,000	76,989
6.100%, 01/15/2029	190,000	196,551
6.150%, 01/15/2033	70,000	72,654
Public Service Company of Oklahoma 5.200%, 01/15/2035	120,000	116,175
Public Service Electric & Gas Company 5.450%, 03/01/2054	55,000	53,264
Public Service Enterprise Group, Inc.
5.450%, 04/01/2034	35,000	34,908
6.125%, 10/15/2033	50,000	52,100
Puget Energy, Inc.
2.379%, 06/15/2028	130,000	118,675
3.650%, 05/15/2025	180,000	178,898
4.100%, 06/15/2030	22,000	20,742
4.224%, 03/15/2032	8,000	7,312
Southern California Edison Company
3.650%, 02/01/2050	35,000	25,000
4.000%, 04/01/2047	70,000	53,886
5.200%, 06/01/2034	45,000	44,522
5.875%, 12/01/2053	60,000	59,674
5.950%, 11/01/2032	20,000	20,859
Southern California Gas Company 5.600%, 04/01/2054	205,000	200,356
The Brooklyn Union Gas Company 3.865%, 03/04/2029 (C)	130,000	123,084
Virginia Electric & Power Company
2.450%, 12/15/2050	43,000	24,198
5.000%, 04/01/2033 to 01/15/2034	300,000	292,562
5.050%, 08/15/2034	50,000	48,754
5.350%, 01/15/2054	50,000	47,022
Wisconsin Power and Light Company 5.375%, 03/30/2034	30,000	29,872
Xcel Energy, Inc. 4.600%, 06/01/2032	85,000	80,892
		6,105,152
TOTAL CORPORATE BONDS (Cost $50,432,864)		$49,373,961
MUNICIPAL BONDS – 1.3%
Chicago Board of Education (Illinois), GO 6.138%, 12/01/2039	155,000	143,518
Chicago Board of Education (Illinois), GO 6.319%, 11/01/2029	120,000	118,702
County of Riverside (California) 3.070%, 02/15/2028	600,000	570,715
Metropolitan Transportation Authority (New York) 4.750%, 11/15/2045	255,000	260,376
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	$25,000	$21,471
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	88,000	93,894
New York Transportation Development Corp. 4.248%, 09/01/2035	485,000	464,274
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	711,494
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	501,493
TOTAL MUNICIPAL BONDS (Cost $3,100,395)		$2,885,937
COLLATERALIZED MORTGAGE OBLIGATIONS – 11.9%
Commercial and residential – 8.5%
280 Park Avenue Mortgage Trust Series 2017-280P, Class E (1 month CME Term SOFR + 2.419%) 6.902%, 09/15/2034 (C)(F)	214,000	201,644
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 6.175%, 08/25/2035 (F)	88,457	73,007
Series 2005-56, Class 5A1 (1 month CME Term SOFR + 0.754%), 5.093%, 11/25/2035 (F)	44,807	38,493
Series 2005-72, Class A1 (1 month CME Term SOFR + 0.654%), 4.993%, 01/25/2036 (F)	11,220	10,013
Series 2005-7CB, Class 2A8 (1 month CME Term SOFR + 0.564%), 4.903%, 03/01/2038 (F)	78,627	58,459
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	62,672	23,402
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 5.765%, 10/25/2046 (F)	29,268	19,106
Series 2007-2, Class A1 (1 month CME Term SOFR + 0.239%), 4.578%, 03/25/2047 (F)	10,078	8,777
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(G)	70,044	66,047
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(G)	111,481	94,822
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(G)	108,320	88,681
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(G)	263,366	222,791
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(G)	416,495	342,824
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(G)	189,712	164,754
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(G)	125,849	120,331
BANK
Series 2017-BNK8, Class XA IO, 0.707%, 11/15/2050	3,627,342	60,055
Series 2019-BN18, Class XA IO, 0.882%, 05/15/2062	1,387,255	43,479
Series 2019-BN20, Class XA IO, 0.808%, 09/15/2062	2,178,590	67,665

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BANK (continued)
Series 2019-BN22, Class XA IO, 0.579%, 11/15/2062	$2,388,621	$58,661
Series 2019-BN23, Class XA IO, 0.683%, 12/15/2052	1,899,241	52,924
Series 2019-BN24, Class XA IO, 0.633%, 11/15/2062	1,166,946	31,944
Series 2020-BN28, Class XA IO, 1.759%, 03/15/2063	2,514,971	197,573
Series 2023-BNK45, Class XA IO, 0.995%, 02/15/2056	991,904	57,480
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.439%, 02/15/2050	2,768,992	64,054
Series 2022-C15, Class A5, 3.662%, 04/15/2055 (G)	110,000	98,554
Series 2024-C24, Class XA IO, 1.625%, 02/15/2057	997,320	102,076
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month CME Term SOFR + 0.454%) 4.793%, 01/25/2037 (F)	70,061	63,285
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month CME Term SOFR + 0.614%) 4.953%, 01/25/2036 (F)	58,570	54,684
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month CME Term SOFR + 0.474%) 4.813%, 10/25/2036 (F)	5,786	5,136
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.529%, 01/15/2051	855,302	11,169
Series 2018-B4, Class XA IO, 0.469%, 07/15/2051	2,023,391	25,290
Series 2018-B8, Class XA IO, 0.620%, 01/15/2052	4,390,004	84,751
Series 2019-B10, Class XA IO, 1.221%, 03/15/2062	2,634,693	113,145
Series 2019-B12, Class XA IO, 1.068%, 08/15/2052	1,001,333	31,937
Series 2020-B18, Class XA IO, 1.782%, 07/15/2053	671,619	35,241
Series 2020-B22, Class XA IO, 1.505%, 01/15/2054	1,153,726	81,566
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(G)	125,802	109,592
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class B (1 month CME Term SOFR + 2.340%) 6.737%, 08/15/2041 (C)(F)	420,000	420,393
BPR Trust
Series 2022-STAR, Class A (1 month CME Term SOFR + 3.232%), 7.629%, 08/15/2039 (C)(F)	275,000	274,916
Series 2024-PMDW, Class B, 5.850%, 11/05/2041 (C)(G)	100,000	99,483
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(G)	61,598	56,999
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(G)	46,492	44,801
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Trust
Series 2022-PSB, Class A (1 month CME Term SOFR + 2.451%), 6.848%, 08/15/2039 (C)(F)	$143,066	$143,735
Series 2024-PAT, Class B (1 month CME Term SOFR + 3.039%), 7.436%, 03/15/2041 (C)(F)	39,000	39,084
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month CME Term SOFR + 2.847%) 7.245%, 12/15/2037 (C)(F)	355,000	352,558
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	81,407	57,930
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month CME Term SOFR + 0.794%), 5.133%, 03/25/2035 (F)	19,436	17,927
Series 2007-HY4, Class 1A1, 4.937%, 09/25/2047 (G)	48,502	43,662
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class XA IO, 1.008%, 04/10/2048	890,542	9
Series 2016-C3, Class C, 4.011%, 11/15/2049 (G)	288,000	235,472
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(G)	567,745	453,990
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	160,000	154,599
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	567,469
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	100,000	91,788
Series 2022-HC, Class D, 3.896%, 01/10/2039 (C)(G)	100,000	87,198
Series 2024-CBM, Class B, 6.511%, 12/10/2041 (C)(G)	137,000	138,547
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(G)	126,609	113,163
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(G)	227,270	200,204
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(G)	209,521	186,817
Series 2021-RPL4, Class A1, 4.100%, 12/27/2060 (C)(G)	121,000	120,616
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(G)	527,119	468,794
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	3,315	3,306
Series 2015-C2, Class XA IO, 0.668%, 06/15/2057	3,426,878	2,946
Series 2016-C6, Class XA IO, 1.853%, 01/15/2049	999,212	13,727
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.700%, 09/15/2053	518,472	23,435

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
DC Trust
Series 2024-HLTN, Class A, 5.727%, 04/13/2040 (C)(G)	$90,000	$90,582
Series 2024-HLTN, Class C, 7.036%, 04/13/2040 (C)(G)	45,000	45,536
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(G)	70,372	61,403
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month CME Term SOFR + 0.414%) 4.753%, 03/25/2037 (F)	32,578	29,790
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(G)	80,010	65,222
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(G)	237,770	204,730
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(G)	160,179	133,950
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(G)	207,384	176,319
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(G)	139,010	126,769
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.790%, 04/19/2036 (G)	86,503	70,210
GS Mortgage Securities Trust Series 2024-70P, Class B 5.697%, 03/10/2041 (C)(G)	295,000	291,862
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 4.743%, 01/25/2036 (G)	2,291	2,036
Series 2007-1F, Class 4A1 (1 month CME Term SOFR + 0.414%), 4.753%, 01/25/2037 (F)	71,196	15,896
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month CME Term SOFR + 0.774%), 5.141%, 09/19/2035 (F)	17,363	11,028
Series 2006-12, Class 2A13 (1 month CME Term SOFR + 0.594%), 4.961%, 12/19/2036 (F)	103,753	96,323
Series 2006-12, Class 2A2A (1 month CME Term SOFR + 0.494%), 4.861%, 01/19/2038 (F)	37,207	32,633
Series 2007-7, Class 2A1B (1 month CME Term SOFR + 2.114%), 6.453%, 10/25/2037 (F)	38,718	34,013
HTL Commercial Mortgage Trust
Series 2024-T53, Class B, 6.555%, 05/10/2039 (C)(G)	130,000	131,500
Series 2024-T53, Class C, 7.088%, 05/10/2039 (C)(G)	100,000	101,783
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(G)	159,572	130,497
Series 2022-NQM2, Class A1 (3.638% to 3-25-26, then 4.638% thereafter), 3.638%, 03/25/2067 (C)	500,929	459,882
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 4.368%, 12/25/2036 (G)	$28,641	$22,256
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	142,408
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 4.510%, 05/25/2036 (G)	5,638	4,559
Legacy Mortgage Asset Trust
Series 2021-GS2, Class A1 (4.750% to 4-25-25, then 5.750% thereafter), 4.750%, 04/25/2061 (C)	117,945	117,906
Series 2021-GS3, Class A1 (4.750% to 5-25-25, then 5.750% thereafter), 4.750%, 07/25/2061 (C)	158,607	158,406
Series 2021-GS4, Class A1 (4.650% to 8-25-25, then 5.650% thereafter), 4.650%, 11/25/2060 (C)	78,967	78,968
Lehman XS Trust Series 2006-16N, Class A4A (1 month CME Term SOFR + 0.494%) 4.833%, 11/25/2046 (F)	91,019	79,370
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month CME Term SOFR + 0.494%) 4.833%, 05/25/2046 (F)	80,085	68,015
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 6.415%, 11/21/2034 (G)	9,139	8,605
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(G)	17,760	16,497
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(G)	80,660	74,489
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(G)	112,553	98,425
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	535,275
Series 2017-H1, Class XA IO, 1.297%, 06/15/2050	617,761	12,301
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(G)	122,238	115,907
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(G)	134,356	125,784
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(G)	123,762	117,282
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%), 5.953%, 06/25/2057 (C)(F)	105,888	107,627
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(G)	89,685	85,711
Series 2018-4A, Class A1S (1 month CME Term SOFR + 0.864%), 5.203%, 01/25/2048 (C)(F)	133,555	131,039
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(G)	124,581	115,759
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(G)	35,413	33,208

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(G)	$55,138	$51,725
NJ Trust Series 2023-GSP, Class A 6.481%, 01/06/2029 (C)(G)	225,000	234,145
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(G)	332,974	279,516
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(G)	217,436	184,944
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (C)(G)	203,226	163,615
Series 2021-NQM4, Class A1, 1.957%, 10/25/2061 (C)(G)	118,003	97,468
Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (C)(G)	563,450	493,653
Pretium Mortgage Credit Partners LLC
Series 2021-NPL3, Class A1 (4.868% to 7-25-25, then 5.868% thereafter), 4.868%, 07/25/2051 (C)	151,552	151,349
Series 2022-NPL1, Class A1 (5.981% to 12-25-25, then 6.981% thereafter), 5.981%, 01/25/2052 (C)	295,143	294,941
Series 2024-NPL5, Class A1 (5.963% to 9-25-27, then 8.963% to 9-25-28, then 9.963% thereafter), 5.963%, 09/25/2054 (C)	98,717	97,879
Series 2024-NPL7, Class A1 (5.925% to 10-25-27, then 8.925% to 10-25-28, then 9.925% thereafter), 5.925%, 10/25/2054 (C)	98,296	98,405
PRPM LLC
Series 2020-6, Class A1, 6.363%, 11/25/2025 (C)	51,031	51,179
Series 2021-4, Class A1 (4.867% to 4-25-25, then 5.867% thereafter), 4.867%, 04/25/2026 (C)	206,046	205,595
Series 2021-9, Class A1, 5.363%, 10/25/2026 (C)	333,862	332,950
Series 2024-3, Class A1 (6.994% to 5-25-27, then 9.994% to 5-25-28, then 10.994% thereafter), 6.994%, 05/25/2029 (C)	285,466	286,109
Series 2024-6, Class A1 (5.699% to 11-25-27, then 8.699% to 11-25-28, then 9.699% thereafter), 5.699%, 11/25/2029 (C)	97,468	97,478
Series 2024-7, Class A1 (5.870% to 11-25-27, then 8.870% to 11-25-28, then 9.870% thereafter), 5.870%, 11/25/2029 (C)	231,380	231,974
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month CME Term SOFR + 0.614%) 4.953%, 08/25/2037 (F)	28,946	27,418
ROCK Trust Series 2024-CNTR, Class B 5.930%, 11/13/2041 (C)	100,000	100,094
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	$645,000	$601,901
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(G)	305,282	244,564
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(G)	144,994	134,187
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(G)	48,577	45,007
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(G)	311,392	268,720
Towd Point Mortgage Trust Series 2021-R1, Class A1 2.918%, 11/30/2060 (C)(G)	560,714	471,943
TYSN Mortgage Trust Series 2023-CRNR, Class A 6.580%, 12/10/2033 (C)(G)	410,000	427,531
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(G)	82,163	73,033
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(G)	111,728	92,906
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(G)	210,103	186,963
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(G)	93,691	84,779
Series 2022-1, Class A1 (2.724% to 1-25-26, then 3.724% thereafter), 2.724%, 01/25/2067 (C)	319,200	289,242
Series 2022-3, Class A1 (4.130% to 3-1-26, then 5.130% thereafter), 4.130%, 02/25/2067 (C)	72,864	68,582
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 4.219%, 06/25/2037 (G)	10,186	8,744
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month CME Term SOFR + 0.714%) 5.053%, 07/25/2036 (F)	15,636	11,287
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D, 4.069%, 05/15/2048 (G)	40,000	36,853
Series 2015-NXS1, Class XA IO, 0.950%, 05/15/2048	1,045,711	518
Series 2015-NXS3, Class XA IO, 0.864%, 09/15/2057	2,411,175	8,026
		18,493,964
U.S. Government Agency – 3.4%
Federal Home Loan Mortgage Corp.
Series 2019-3, Class MV, 3.500%, 10/25/2058	106,864	96,706
Series 2021-DNA6, Class B1 (30 day Average SOFR + 3.400%), 7.969%, 10/25/2041 (C)(F)	205,000	211,625
Series 2021-DNA7, Class B1 (30 day Average SOFR + 3.650%), 8.219%, 11/25/2041 (C)(F)	194,000	201,672

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%), 7.469%, 04/25/2042 (C)(F)	$168,000	$173,985
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 7.919%, 05/25/2042 (C)(F)	235,000	245,838
Series 2022-DNA5, Class M1B (30 day Average SOFR + 4.500%), 9.234%, 06/25/2042 (C)(F)	285,000	305,611
Series 2022-DNA6, Class M1B (30 day Average SOFR + 3.700%), 8.269%, 09/25/2042 (C)(F)	200,000	211,222
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.069%, 03/25/2042 (C)(F)	55,000	57,501
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%), 8.569%, 07/25/2042 (C)(F)	180,000	191,716
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 8.119%, 08/25/2042 (C)(F)	70,000	73,569
Series 2023-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.069%, 05/25/2043 (C)(F)	445,000	472,581
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 7.919%, 06/25/2043 (C)(F)	460,000	482,950
Series 3883, Class PB, 3.000%, 05/15/2041	43,366	40,860
Series 5055, Class DG, 1.500%, 12/25/2050	368,153	285,854
Series 5170, Class DP, 2.000%, 07/25/2050	353,969	301,949
Series K064, Class X1 IO, 0.591%, 03/25/2027	2,055,354	22,346
Series K068, Class A2, 3.244%, 08/25/2027	545,000	526,825
Series K104, Class X1 IO, 1.111%, 01/25/2030	1,274,249	57,686
Series K111, Class X1 IO, 1.569%, 05/25/2030	545,875	36,887
Series K114, Class X1 IO, 1.114%, 06/25/2030	1,590,910	78,631
Series K121, Class X1 IO, 1.019%, 10/25/2030	836,730	38,630
Series K122, Class X1 IO, 0.874%, 11/25/2030	472,794	19,332
Series K124, Class X1 IO, 0.717%, 12/25/2030	1,898,424	65,963
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	43,940	40,404
Series 2012-21, Class PQ, 2.000%, 09/25/2041	24,772	23,017
Series 2012-52, Class PA, 3.500%, 05/25/2042	40,252	38,164
Series 2015-48, Class QB, 3.000%, 02/25/2043	43,393	42,334
Series 2016-11, Class GA, 2.500%, 03/25/2046	66,047	60,204
Series 2016-38, Class NA, 3.000%, 01/25/2046	34,872	31,672
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-C07, Class 2M2 (30 day Average SOFR + 4.464%), 9.033%, 05/25/2029 (F)	$114,019	$118,523
Series 2017-16, Class PB, 3.000%, 03/25/2047	270,000	230,025
Series 2017-26, Class CG, 3.500%, 07/25/2044	29,198	28,946
Series 2017-34, Class JK, 3.000%, 05/25/2047	22,674	21,995
Series 2017-35, Class AH, 3.500%, 04/25/2053	36,520	36,122
Series 2017-49, Class JA, 4.000%, 07/25/2053	40,726	40,359
Series 2017-84, Class KA, 3.500%, 04/25/2053	47,204	46,382
Series 2017-C01, Class 1M2 (30 day Average SOFR + 3.664%), 8.233%, 07/25/2029 (F)	65,584	67,499
Series 2018-23, Class LA, 3.500%, 04/25/2048	101,316	93,762
Series 2018-70, Class HA, 3.500%, 10/25/2056	65,566	63,497
Series 2019-12, Class HA, 3.500%, 11/25/2057	118,664	111,688
Series 2019-14, Class CA, 3.500%, 04/25/2049	116,058	109,368
Series 2019-45, Class PT, 3.000%, 08/25/2049	106,609	94,050
Series 2019-HRP1, Class M2 (30 day Average SOFR + 2.264%), 6.833%, 11/25/2039 (C)(F)	17,752	17,837
Series 2021-R01, Class 1B1 (30 day Average SOFR + 3.100%), 7.669%, 10/25/2041 (C)(F)	80,000	82,221
Series 2022-90, Class AY, 4.500%, 12/25/2041	640,000	598,031
Series 2022-R01, Class 1B1 (30 day Average SOFR + 3.150%), 7.719%, 12/25/2041 (C)(F)	188,000	193,789
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 9.069%, 01/25/2042 (C)(F)	395,000	417,067
Series 2023-R03, Class 2B1 (30 day Average SOFR + 6.350%), 10.919%, 04/25/2043 (C)(F)	170,000	192,745
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 7.660%, 06/25/2043 (C)(F)	144,000	151,715
Series 2024-R02, Class 1M2 (30 day Average SOFR + 1.800%), 6.369%, 02/25/2044 (C)(F)	88,000	88,792
Series 415, Class A3, 3.000%, 11/25/2042	86,887	78,147
Government National Mortgage Association
Series 2006-38, Class XS IO, 2.738%, 09/16/2035	7,591	9
Series 2013-37, Class LG, 2.000%, 01/20/2042	36,264	35,087
		7,353,390
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,984,018)		$25,847,354

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES – 8.7%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	$84,107	$80,746
ABFC Trust Series 2006-HE1, Class A2D (1 month CME Term SOFR + 0.554%) 4.893%, 01/25/2037 (F)	84,995	46,849
Affirm Asset Securitization Trust
Series 2023-A, Class 1A 6.610%, 01/18/2028 (C)	185,000	185,120
Series 2024-X2, Class B 5.330%, 12/17/2029 (C)	120,000	120,313
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2 6.000%, 08/17/2048 (C)	265,000	268,847
American Credit Acceptance Receivables Trust Series 2023-3, Class B 6.090%, 11/12/2027 (C)	148,003	148,326
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A 5.900%, 08/21/2028 (C)	175,000	178,706
Series 2024-1A, Class A 5.360%, 06/20/2030 (C)	145,000	147,011
Series 2024-3A, Class B 5.580%, 12/20/2030 (C)	100,000	99,993
Battalion CLO XXV, Ltd. Series 2024-25A, Class B (3 month CME Term SOFR + 2.200%) 6.817%, 03/13/2037 (C)(F)	395,000	398,994
Benefit Street Partners CLO XXXI, Ltd. Series 2023-31A, Class B1 (3 month CME Term SOFR + 2.350%) 6.976%, 04/25/2036 (C)(F)	270,000	271,466
Birch Grove CLO, Ltd. Series 2022-4A, Class BR (3 month CME Term SOFR + 1.800%) 6.456%, 07/15/2037 (C)(F)	250,000	251,189
Blue Owl Asset Leasing Trust Series 2024-1A, Class B 5.410%, 03/15/2030 (C)	100,000	99,951
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	104,128	101,739
Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	126,291	113,393
Series 2022-1A, Class A1 5.970%, 08/15/2062 (C)	100,644	100,604
Commercial Equipment Finance LLC Series 2024-1A, Class A 5.970%, 07/16/2029 (C)	167,099	168,859
CPS Auto Receivables Trust Series 2023-B, Class A 5.910%, 08/16/2027 (C)	94,439	94,642
Credit Acceptance Auto Loan Trust Series 2024-1A, Class A 5.680%, 03/15/2034 (C)	180,000	182,316
DLLAA LLC Series 2023-1A, Class A3 5.640%, 02/22/2028 (C)	135,000	137,027
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	350,575	348,484
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	168,000	155,627
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC (continued)
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	$598,087	$543,279
DT Auto Owner Trust Series 2023-2A, Class B 5.410%, 02/15/2029 (C)	135,000	135,319
Elmwood CLO, Ltd.
Series 2022-6A, Class BR (3 month CME Term SOFR + 2.400%) 7.047%, 10/17/2036 (C)(F)	365,000	368,061
Series 2023-2A, Class B (3 month CME Term SOFR + 2.250%) 6.897%, 04/16/2036 (C)(F)	250,000	250,993
Enterprise Fleet Financing LLC Series 2024-1, Class A3 5.160%, 09/20/2030 (C)	75,000	75,801
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month CME Term SOFR + 0.424%) 4.763%, 09/25/2036 (F)	156,882	148,588
FirstKey Homes Trust
Series 2022-SFR1, Class A 4.145%, 05/19/2039 (C)	138,618	135,831
Series 2022-SFR2, Class A 4.250%, 07/17/2039 (C)	570,808	559,287
Flagship Credit Auto Trust
Series 2022-3, Class B 4.690%, 07/17/2028 (C)	239,000	238,634
Series 2023-1, Class B 5.050%, 01/18/2028 (C)	66,000	66,093
GLS Auto Receivables Issuer Trust Series 2024-4A, Class B 4.890%, 04/16/2029 (C)	175,000	174,617
Golub Capital Partners CLO 68B, Ltd. Series 2023-68A, Class B (3 month CME Term SOFR + 2.800%) 7.426%, 07/25/2036 (C)(F)	250,000	252,291
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (G)	132,518	32,043
Series 2006-15, Class AF6 6.376%, 09/25/2036	330,896	83,508
Series 2006-20, Class 2A1A (1 month CME Term SOFR + 0.214%) 4.553%, 12/25/2046 (F)	167,560	81,318
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	125,327	117,002
GSAMP Trust Series 2007-FM2, Class A2B (1 month CME Term SOFR + 0.204%) 4.543%, 01/25/2037 (F)	167,049	98,316
Hertz Vehicle Financing III LLC Series 2023-3A, Class A 5.940%, 02/25/2028 (C)	475,000	482,593
Invesco US CLO, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.300%) 6.917%, 04/21/2036 (C)(F)	250,000	250,961
Madison Park Funding LXVII, Ltd. Series 2024-67A, Class A1 (3 month CME Term SOFR + 1.510%) 6.136%, 04/25/2037 (C)(F)	420,000	423,112

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
MF1, Ltd. Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) 6.116%, 02/19/2037 (C)(F)	$335,000	$329,357
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	126,981	111,823
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	183,790	160,481
Series 2023-A, Class A 5.510%, 10/15/2071 (C)	235,485	235,900
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1 1.910%, 10/20/2061 (C)	310,000	285,827
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	26,884	26,439
OCP CLO, Ltd. Series 2021-22A, Class AR (3 month CME Term SOFR + 1.350%) 5.907%, 10/20/2037 (C)(F)	500,000	500,964
Octagon, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.350%) 6.967%, 04/20/2036 (C)(F)	270,000	270,663
Progress Residential Trust
Series 2021-SFR8, Class A 1.510%, 10/17/2038 (C)	388,511	368,636
Series 2022-SFR3, Class A 3.200%, 04/17/2039 (C)	130,899	125,453
Series 2022-SFR5, Class A 4.451%, 06/17/2039 (C)	101,063	99,753
Series 2022-SFR6, Class A 4.451%, 07/20/2039 (C)	622,848	613,350
Series 2022-SFR7, Class A 4.750%, 10/27/2039 (C)	162,628	161,326
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (C)	395,000	388,667
RR 23, Ltd. Series 2022-23A, Class A2R (3 month CME Term SOFR + 2.650%) 7.306%, 10/15/2035 (C)(F)	520,000	524,014
Sabey Data Center Issuer LLC Series 2024-1, Class A2 6.000%, 04/20/2049 (C)	65,000	65,793
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.980%, 02/15/2028	132,164	132,267
Series 2023-3, Class B 5.610%, 07/17/2028	235,000	237,151
SCF Equipment Leasing LLC Series 2024-1A, Class B 5.560%, 04/20/2032 (C)	130,000	131,901
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month CME Term SOFR + 0.294%) 4.633%, 07/25/2036 (F)	114,619	39,396
SFS Auto Receivables Securitization Trust Series 2023-1A, Class B 5.710%, 01/22/2030 (C)	115,000	117,299
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month CME Term SOFR + 1.332%) 5.957%, 04/25/2034 (C)(F)	$655,000	$655,931
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month CME Term SOFR + 0.294%) 4.633%, 07/25/2037 (F)	19,818	17,921
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.900%, 07/25/2048 (C)	225,000	227,700
Series 2024-1A, Class A2 5.900%, 03/25/2049 (C)	120,000	121,983
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	150,649
Taco Bell Funding LLC Series 2021-1A, Class A2II 2.294%, 08/25/2051 (C)	878,355	778,974
Texas Debt Capital CLO, Ltd. Series 2023-1A, Class B (3 month CME Term SOFR + 2.300%) 6.917%, 04/20/2036 (C)(F)	300,000	301,148
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035	259,534	260,078
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.220%, 06/15/2028 (C)	130,369	130,755
Tricon Residential Trust Series 2022-SFR2, Class A 4.849%, 07/17/2040 (C)	373,596	370,283
Vantage Data Centers Issuer LLC Series 2024-1A, Class A 5.100%, 09/15/2054 (C)	465,000	456,351
VB Issuer LLC Series 2024-1A, Class C2 5.590%, 05/15/2054 (C)	255,000	255,376
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month CME Term SOFR + 1.392%) 6.048%, 04/15/2034 (C)(F)	655,000	655,819
Vericrest Opportunity Loan Transferee
Series 2021-CF1, Class A1 (4.992% to 8-25-25, then 5.992% thereafter) 4.992%, 08/25/2051 (C)	180,166	179,972
Series 2021-NP11, Class A1 (4.868% to 7-25-25, then 5.868% thereafter) 4.868%, 08/25/2051 (C)	420,713	420,226
Series 2021-NPL3, Class A1 (5.240% to 1-25-25, then 6.240% thereafter) 5.240%, 02/27/2051 (C)	86,529	86,422
Wendy's Funding LLC Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	218,514	209,349
Westlake Automobile Receivables Trust Series 2023-1A, Class B 5.410%, 01/18/2028 (C)	75,000	75,256
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	197,000	184,182

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Wingstop Funding LLC (continued)
Series 2024-1A, Class A2 5.858%, 12/05/2054 (C)	$110,000	$110,226
World Omni Auto Receivables Trust Series 2023-A, Class B 5.030%, 05/15/2029	125,000	125,521
TOTAL ASSET-BACKED SECURITIES (Cost $19,157,885)		$18,918,431
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 0.1%
John Hancock Collateral Trust, 4.2987% (H)(I)	20,931	209,385
Repurchase agreement – 2.5%
Deutsche Bank Tri-Party Repurchase Agreement dated 12-31-24 at 4.450% to be repurchased at $5,401,335 on 1-2-25, collateralized by $5,545,900 U.S. Treasury Bills, 0.000% due 2-27-25 (valued at $5,508,077)	$5,400,000	5,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,609,386)		$5,609,385
Total Investments (Investment Quality Bond Trust) (Cost $261,396,093) – 111.2%		$241,401,025
Other assets and liabilities, net – (11.2%)		(24,331,309)
TOTAL NET ASSETS – 100.0%		$217,069,716
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
Investment Quality Bond Trust (continued)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $57,974,658 or 26.7% of the fund's net assets as of 12-31-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	All or a portion of this security is on loan as of 12-31-24.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The rate shown is the annualized seven-day yield as of 12-31-24.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	118	Long	Mar 2025	$8,358,668	$8,243,969	$(114,699)
5-Year U.S. Treasury Note Futures	7	Long	Mar 2025	743,103	744,133	1,030
10-Year Canada Government Bond Futures	35	Short	Mar 2025	(2,931,339)	(2,985,391)	(54,052)
10-Year U.S. Treasury Note Futures	96	Short	Mar 2025	(10,540,567)	(10,440,000)	100,567
2-Year U.S. Treasury Note Futures	7	Short	Mar 2025	(1,441,417)	(1,439,266)	2,151
Euro-Buxl Futures	4	Short	Mar 2025	(583,470)	(549,746)	33,724
Euro-OAT Futures	20	Short	Mar 2025	(2,617,205)	(2,556,477)	60,728
German Euro BUND Futures	11	Short	Mar 2025	(1,559,846)	(1,520,462)	39,384
U.S. Treasury Long Bond Futures	1	Short	Mar 2025	(116,499)	(113,844)	2,655
Ultra 10-Year U.S. Treasury Note Futures	67	Short	Mar 2025	(7,545,296)	(7,457,938)	87,358
Ultra U.S. Treasury Bond Futures	10	Short	Mar 2025	(1,222,947)	(1,189,063)	33,884
						$192,730

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	773,192	BRL	4,715,000	GSI	3/19/2025	$19,883	—
The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,633,698	EUR	3,440,000	DB	3/19/2025	$58,518	—
						$78,401	—

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,187,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	$(5,634)	$377,288	$371,654
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(7,424)	532,785	525,361
Centrally cleared	380,000	USD	Fixed 2.880%	USD Compounded SOFR	Annual	Annual	Mar 2053	4,211	71,945	76,156
Centrally cleared	1,105,000	USD	Fixed 2.970%	USD Compounded SOFR	Annual	Annual	Mar 2053	632	203,371	204,003
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR	Annual	Annual	Jun 2053	(3,851)	51,847	47,996
								$(12,066)	$1,237,236	$1,225,170
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
DB	Deutsche Bank AG
GSI	Goldman Sachs International
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT – 35.3%
U.S. Treasury Bill
4.533%, 01/21/2025	$19,640,200	$19,591,536
4.536%, 01/21/2025	75,000,000	74,814,063
4.543%, 01/02/2025	67,000,000	66,991,662
4.578%, 01/02/2025	37,000,000	36,995,360
5.032%, 03/20/2025	1,800,000	1,780,851
U.S. Treasury Note
4.296%, 10/31/2025	40,000,000	40,238,904
4.453%, (3 month USBMMY + 0.200%), 01/31/2025 (A)	45,702,600	45,705,792
4.465%, (3 month USBMMY + 0.245%), 01/31/2026 (A)	37,349,600	37,395,385
4.490%, (3 month USBMMY + 0.150%), 04/30/2026 (A)	18,607,400	18,606,835
4.506%, (3 month USBMMY + 0.125%), 07/31/2025 (A)	172,429,200	172,386,095
4.522%, (3 month USBMMY + 0.169%), 04/30/2025 (A)	144,520,200	144,513,153
4.523%, (3 month USBMMY + 0.170%), 10/31/2025 (A)	84,369,600	84,359,413
4.985%, 01/31/2025	50,000,000	49,897,461
TOTAL U.S. GOVERNMENT (Cost $793,276,510)		$793,276,510
U.S. GOVERNMENT AGENCY – 45.3%
Federal Agricultural Mortgage Corp.
4.324%, 01/30/2025	7,000,000	6,976,035
4.379%, 06/06/2025	10,000,000	9,816,267
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
4.451%, (Overnight SOFR + 0.020%), 01/24/2025 (A)	$31,023,000	$31,023,000
4.451%, (Overnight SOFR + 0.020%), 05/15/2025 (A)	10,000,000	10,000,000
4.461%, (Overnight SOFR + 0.030%), 02/14/2025 (A)	18,771,000	18,771,000
4.471%, (Overnight SOFR + 0.040%), 04/24/2025 (A)	15,512,000	15,512,000
4.486%, (Overnight SOFR + 0.055%), 06/18/2025 (A)	15,683,000	15,683,000
4.492%, (Overnight SOFR + 0.060%), 07/24/2025 (A)	15,512,000	15,512,000
4.509%, (U.S. Federal Funds Effective Rate + 0.500%), 02/27/2025 (A)	5,677,000	5,680,417
4.552%, (Overnight SOFR + 0.120%), 03/13/2026 (A)	15,642,000	15,642,000
4.573%, (Overnight SOFR + 0.140%), 10/15/2026 (A)	10,000,000	10,000,000
4.586%, (Overnight SOFR + 0.140%), 01/21/2025 (A)	15,984,000	15,983,882
4.593%, (Overnight SOFR + 0.160%), 08/28/2026 (A)	20,000,000	20,000,000
4.593%, (Overnight SOFR + 0.160%), 11/02/2026 (A)	2,500,000	2,500,000
4.597%, (Overnight SOFR + 0.150%), 01/06/2025 (A)	12,739,000	12,738,976

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
4.609%, (Overnight SOFR + 0.180%), 12/22/2025 (A)	$2,502,000	$2,502,106
4.633%, (Overnight SOFR + 0.200%), 04/04/2025 (A)	6,527,000	6,527,000
4.633%, (Overnight SOFR + 0.200%), 12/18/2025 (A)	12,727,000	12,727,000
5.312%, 03/03/2025	6,428,000	6,417,602
Federal Farm Credit Bank
4.365%, 12/09/2025	3,779,000	3,775,495
4.394%, 07/03/2025	9,708,000	9,498,760
4.400%, (Prime rate - 3.050%), 01/21/2025 (A)	13,476,000	13,476,821
4.492%, (Overnight SOFR + 0.060%), 08/26/2025 (A)	12,446,000	12,446,000
4.542%, (U.S. Federal Funds Effective Rate + 0.150%), 02/03/2025 (A)	6,539,000	6,539,000
4.557%, (Overnight SOFR + 0.125%), 03/07/2025 (A)	3,265,000	3,265,000
4.568%, (Overnight SOFR + 0.135%), 04/29/2025 (A)	3,208,000	3,208,000
4.583%, (Prime rate - 2.980%), 01/09/2025 (A)	5,202,000	5,202,000
4.593%, (Overnight SOFR + 0.110%), 02/14/2025 (A)	4,019,000	4,018,757
4.603%, (Overnight SOFR + 0.170%), 01/23/2025 (A)	9,757,000	9,757,000
4.613%, (Overnight SOFR + 0.180%), 03/20/2025 (A)	6,542,000	6,542,000
4.949%, 02/18/2025	6,222,000	6,181,764
4.976%, 02/21/2025	15,703,000	15,699,928
5.110%, 03/10/2025	1,457,000	1,448,331
5.148%, 03/10/2025	6,207,000	6,153,696
5.152%, 04/01/2025	6,207,000	6,139,904
5.189%, 01/13/2025	899,000	897,557
5.202%, 05/22/2025	6,222,000	6,221,183
5.206%, 04/17/2025	3,114,000	3,113,400
Federal Home Loan Bank
4.157%, 01/02/2025	115,000,000	114,986,903
4.309%, 02/10/2025	19,251,000	19,160,520
4.375%, 01/30/2026	19,360,000	19,360,000
4.385%, 02/18/2025	17,733,000	17,631,331
4.412%, 01/23/2025	5,667,000	5,651,970
4.415%, 01/09/2025	9,793,000	9,783,533
4.426%, 05/07/2025	5,000,000	4,924,750
4.430%, 05/14/2025	9,809,000	9,653,173
4.431%, (Overnight SOFR + 0.000%), 02/12/2025 (A)	12,390,000	12,390,000
4.441%, (Overnight SOFR + 0.010%), 03/03/2025 (A)	18,570,000	18,570,000
4.446%, (Overnight SOFR + 0.015%), 05/01/2025 (A)	12,000,000	12,000,000
4.451%, (Overnight SOFR + 0.020%), 03/07/2025 (A)	18,710,000	18,710,000
4.451%, (Overnight SOFR + 0.020%), 02/13/2025 (A)	15,655,000	15,655,000
4.459%, 04/02/2025	15,302,000	15,133,742
4.476%, 05/02/2025	18,897,000	18,620,710
4.478%, 05/06/2025	8,315,000	8,189,409
4.494%, 02/12/2025	33,413,000	33,241,090
4.497%, 01/10/2025	12,633,000	12,619,009
4.510%, 02/12/2025	7,470,000	7,431,436
4.512%, 01/10/2025	38,830,000	38,786,850
4.512%, 02/26/2025	18,897,000	18,767,073
4.518%, 03/26/2025	7,559,000	7,481,218
4.519%, 02/19/2025	50,000,000	49,698,514
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
4.520%, 02/21/2025	$11,000,000	$10,930,966
4.550%, 01/15/2025	37,753,000	37,687,226
4.583%, (Overnight SOFR + 0.150%), 01/30/2025 (A)	9,800,000	9,800,000
4.583%, 12/19/2025	5,545,000	5,545,000
4.623%, (Overnight SOFR + 0.190%), 10/29/2026 (A)	20,000,000	20,000,000
4.649%, 01/22/2025	200,000	199,546
4.663%, 05/01/2025	12,514,000	12,325,039
5.102%, 04/21/2025	3,120,000	3,079,714
5.132%, 01/10/2025	6,179,000	6,171,191
5.149%, 03/10/2025	7,665,000	7,599,306
5.152%, 03/28/2025	3,205,000	3,171,450
5.161%, 02/25/2025	1,365,000	1,355,731
5.175%, 01/21/2025	15,542,000	15,498,051
5.188%, 03/24/2025	1,865,000	1,846,123
5.231%, 01/28/2025	1,115,000	1,111,395
Federal Home Loan Mortgage Corp.
4.483%, 04/29/2025	7,421,000	7,388,500
4.556%, 01/07/2025	8,519,000	8,512,625
4.818%, 02/28/2025	3,173,000	3,168,742
5.141%, 02/12/2025	623,000	620,396
Federal National Mortgage Association
4.330%, 10/29/2025	6,880,000	6,675,764
4.513%, 01/21/2025	9,176,000	9,153,366
5.176%, 01/07/2025	623,000	622,635
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,018,505,878)		$1,018,505,878
REPURCHASE AGREEMENT – 17.5%
Barclays Tri-Party Repurchase Agreement dated 12-31-24 at 4.450% to be repurchased at $86,129,288 on 1-2-25, collateralized by $43,916,600 U.S. Treasury Bonds, 1.750% - 4.750% due 8-15-41 to 11-15-43 (valued at $31,005,456) and $57,081,800 U.S. Treasury Notes, 1.625% - 4.375% due 11-30-25 to 12-15-26 (valued at $56,846,459)	86,108,000	86,108,000
Repurchase Agreement with State Street Corp. dated 12-31-24 at 1.630% to be repurchased at $277,025 on 1-2-25, collateralized by $251,700 U.S. Treasury Inflation Indexed Notes, 0.125% due 10-15-26 (valued at $282,646)	277,000	277,000
Repurchase Agreement with State Street Corp. dated 12-31-24 at 4.450% to be repurchased at $306,235,690 on 1-2-25, collateralized by $262,061,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-27 (valued at $280,743,027) and $31,400,000 U.S. Treasury Notes, 4.375% due 11-30-28 (valued at $31,540,307)	306,160,000	306,160,000
TOTAL REPURCHASE AGREEMENT (Cost $392,545,000)		$392,545,000
Total Investments (Money Market Trust) (Cost $2,204,327,388) – 98.1%		$2,204,327,388
Other assets and liabilities, net – 1.9%		42,160,193
TOTAL NET ASSETS – 100.0%		$2,246,487,581
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Money Market Trust (continued)
(A)	Variable rate obligation.
Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.1%
U.S. Government - 13.0%
U.S. Treasury Bonds
4.250%, 02/15/2054 to 08/15/2054		$989,100	$902,320
4.500%, 11/15/2054		49,200	46,909
4.750%, 11/15/2053		1,540,000	1,523,513
U.S. Treasury Inflation Protected Securities
0.500%, 01/15/2028		3,045,638	2,911,445
0.750%, 02/15/2042		2,933,553	2,246,445
1.125%, 01/15/2033		2,712,781	2,494,972
1.375%, 07/15/2033		2,016,300	1,886,109
2.125%, 02/15/2054		1,213,642	1,123,200
2.375%, 10/15/2028 (A)		4,235,561	4,301,134
U.S. Treasury Notes
1.500%, 11/30/2028		135,000	121,248
3.500%, 09/30/2029		48,800	46,955
3.875%, 09/30/2029 to 08/15/2034		103,000	98,699
4.125%, 11/30/2029		156,400	154,623
4.250%, 11/15/2034		116,000	112,977
			17,970,549
U.S. Government Agency - 32.1%
Federal Home Loan Mortgage Corp. 5.500%, 10/01/2053 to 01/01/2055		496,437	489,890
Federal National Mortgage Association
2.000%, TBA (B)		425,000	330,172
2.500%, TBA (B)		240,000	195,187
3.000%, TBA (B)		216,000	183,229
4.000%, TBA (B)		3,686,000	3,402,567
4.500%, TBA (B)		811,000	762,055
5.000%, TBA (B)		9,353,000	9,020,164
5.000%, 11/01/2054		150,000	144,700
5.500%, TBA (B)		12,337,000	12,166,884
6.000%, TBA (B)		13,449,000	13,508,873
6.000%, 07/01/2038 to 09/01/2038		317,029	322,478
Government National Mortgage Association
2.000%, TBA (B)		350,000	279,530
2.500%, TBA (B)		1,152,000	960,654
4.000%, TBA (B)		275,000	253,063
4.000%, 11/20/2052 to 05/20/2053		1,180,310	1,088,491
4.500%, TBA (B)		880,000	831,457
4.500%, 11/20/2052		599,521	567,248
			44,506,642
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $63,419,122)			$62,477,191
FOREIGN GOVERNMENT OBLIGATIONS - 43.2%
Australia - 3.1%
Commonwealth of Australia 1.750%, 06/21/2051	AUD	8,195,000	2,704,295
Commonwealth of Australia, Inflation-Linked Bond
1.234%, 02/21/2050		660,000	371,717
3.651%, 09/20/2030		1,350,000	1,265,056
			4,341,068
Brazil - 5.7%
Federative Republic of Brazil
5.625%, 02/21/2047		$200,000	156,877
6.000%, 10/20/2033		200,000	186,665
6.000%, 05/15/2035	BRL	2,341,000	1,485,835
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil (continued)
Federative Republic of Brazil (continued)
6.125%, 03/15/2034		$200,000	$186,516
10.000%, 01/01/2027	BRL	2,864,000	420,598
10.000%, 01/01/2029		34,720,000	4,724,730
10.000%, 01/01/2031		1,960,000	252,800
10.000%, 01/01/2033		482,000	59,980
10.000%, 01/01/2035		109,000	13,245
15.538%, 07/01/2026 (C)		1,018,000	132,314
15.569%, 07/01/2027 (C)		1,095,000	122,852
15.586%, 01/01/2028 (C)		1,146,000	119,355
			7,861,767
Bulgaria - 0.2%
Republic of Bulgaria
0.375%, 09/23/2030	EUR	181,000	160,360
4.250%, 09/05/2044		86,000	89,580
			249,940
Canada - 1.4%
Province of Ontario 2.000%, 12/01/2036	CAD	2,928,139	1,967,411
Chile - 0.1%
Republic of Chile
4.700%, 09/01/2030 (D)	CLP	120,000,000	116,076
6.000%, 01/01/2043		15,000,000	16,019
7.000%, 05/01/2034 (D)		30,000,000	33,124
			165,219
Colombia - 4.4%
Republic of Colombia
3.000%, 03/25/2033	COP	2,859,732,117	550,507
3.750%, 02/25/2037		6,606,772,421	1,285,906
3.875%, 02/15/2061		$645,000	332,820
4.125%, 02/22/2042		840,000	529,217
6.250%, 07/09/2036	COP	1,019,200,000	149,255
7.000%, 03/26/2031		739,400,000	137,032
7.000%, 06/30/2032		495,200,000	87,662
7.250%, 10/18/2034		1,041,600,000	175,381
7.750%, 09/18/2030		528,900,000	104,194
9.250%, 05/28/2042		12,875,100,000	2,254,371
13.250%, 02/09/2033		1,883,800,000	461,631
			6,067,976
Czech Republic - 0.8%
Czech Republic
0.050%, 11/29/2029	CZK	1,550,000	52,975
0.950%, 05/15/2030		4,610,000	162,742
1.200%, 03/13/2031		6,810,000	237,613
1.750%, 06/23/2032		2,870,000	101,086
1.750%, 06/23/2032		1,870,000	65,865
1.950%, 07/30/2037		460,000	14,551
2.000%, 10/13/2033		1,550,000	53,612
3.000%, 03/03/2033		1,600,000	60,474
3.500%, 05/30/2035		1,630,000	62,852
4.500%, 11/11/2032		1,970,000	82,966
4.900%, 04/14/2034		6,600,000	285,909
5.000%, 09/30/2030		40,000	1,735
			1,182,380
Ghana - 0.1%
Republic of Ghana
4.664%, 07/03/2026 (C)(D)		$8,000	7,463
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2029 (D)		60,500	52,174
5.000%, (5.000% to 7-3-28, then 6.000% thereafter), 07/03/2035 (D)		87,000	61,114
			120,751

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Greece - 0.8%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (E)*	EUR	409,185,000	$1,102,021
Honduras - 0.1%
Republic of Honduras 8.625%, 11/27/2034 (D)		$150,000	149,025
Hungary - 0.7%
Republic of Hungary
1.625%, 04/28/2032	EUR	520,000	460,564
2.000%, 05/23/2029	HUF	62,960,000	133,933
2.250%, 04/20/2033		25,430,000	46,739
2.250%, 06/22/2034		34,120,000	60,809
3.000%, 10/27/2038		32,840,000	54,148
7.000%, 10/24/2035		72,550,000	187,750
			943,943
Iceland - 1.3%
Republic of Iceland
5.000%, 11/15/2028	ISK	226,700,000	1,505,965
6.500%, 01/24/2031		46,170,000	325,296
			1,831,261
Indonesia - 1.0%
Republic of Indonesia
6.375%, 08/15/2028	IDR	1,048,000,000	63,755
6.375%, 04/15/2032		768,000,000	45,459
6.500%, 02/15/2031		742,000,000	44,755
6.625%, 05/15/2033		926,000,000	56,167
6.625%, 02/15/2034		4,998,000,000	301,631
7.000%, 05/15/2027		1,364,000,000	84,868
7.000%, 02/15/2033		3,333,000,000	206,118
7.125%, 06/15/2038		3,741,000,000	232,357
7.125%, 06/15/2042		271,000,000	16,847
7.125%, 06/15/2043		920,000,000	57,123
7.500%, 08/15/2032		3,865,000,000	244,199
7.500%, 05/15/2038		1,230,000,000	78,416
8.375%, 03/15/2034		104,000,000	7,054
			1,438,749
Japan - 1.0%
Government of Japan 0.005%, 03/10/2034	JPY	205,064,657	1,351,216
Lithuania - 0.1%
Republic of Lithuania 0.750%, 07/15/2051	EUR	255,000	139,029
Malaysia - 1.0%
Government of Malaysia
2.632%, 04/15/2031	MYR	1,190,000	249,006
3.502%, 05/31/2027		305,000	68,186
3.582%, 07/15/2032		1,455,000	320,205
3.757%, 05/22/2040		270,000	58,645
3.828%, 07/05/2034		202,000	45,126
3.885%, 08/15/2029		820,000	185,217
3.906%, 07/15/2026		549,000	123,681
4.254%, 05/31/2035		240,000	55,410
4.457%, 03/31/2053		159,000	37,060
4.642%, 11/07/2033		269,000	63,664
4.696%, 10/15/2042		450,000	108,484
4.893%, 06/08/2038		450,000	110,016
			1,424,700
Mexico - 4.0%
Government of Mexico
2.125%, 10/25/2051	EUR	415,000	246,481
3.750%, 04/19/2071		$220,000	120,969
3.771%, 05/24/2061		220,000	124,508
4.000%, 08/24/2034	MXN	39,989,943	1,728,024
4.750%, 03/08/2044		$166,000	125,954
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
5.625%, 03/19/2114	GBP	100,000	$88,531
6.000%, 05/07/2036		$200,000	188,206
6.338%, 05/04/2053		200,000	177,963
7.500%, 05/26/2033	MXN	15,832,300	641,523
7.750%, 11/23/2034		5,964,700	238,708
7.750%, 11/13/2042		4,254,100	156,288
8.000%, 05/24/2035		1,309,200	53,961
8.000%, 11/07/2047		1,039,900	38,329
8.000%, 07/31/2053		21,224,900	769,272
8.500%, 03/01/2029		5,437,800	246,695
8.500%, 05/31/2029		568,900	25,809
8.500%, 11/18/2038		2,305,500	94,194
9.934%, 08/06/2026 (C)		7,105,790	292,331
10.000%, 11/20/2036		3,665,800	170,445
			5,528,191
New Zealand - 5.1%
Government of New Zealand
1.750%, 05/15/2041	NZD	2,640,000	951,795
2.750%, 05/15/2051		1,475,000	542,715
4.250%, 05/15/2034		1,900,000	1,046,417
Government of New Zealand, Inflation-Linked Bond
3.242%, 09/20/2040		2,685,000	1,829,947
3.275%, 09/20/2035		2,315,000	1,665,759
3.993%, 09/20/2030		1,280,000	987,787
			7,024,420
North Macedonia - 0.4%
Republic of North Macedonia
1.625%, 03/10/2028	EUR	470,000	439,667
2.750%, 01/18/2025		150,000	154,746
			594,413
Norway - 4.3%
Kingdom of Norway
1.250%, 09/17/2031 (D)	NOK	27,765,000	2,071,509
1.750%, 09/06/2029 (D)		18,155,000	1,455,378
3.625%, 04/13/2034 (D)		27,905,000	2,404,594
			5,931,481
Panama - 0.5%
Republic of Panama
3.870%, 07/23/2060		$230,000	119,989
4.300%, 04/29/2053		200,000	116,925
4.500%, 04/01/2056		205,000	120,526
4.500%, 01/19/2063		200,000	116,999
6.400%, 02/14/2035		200,000	181,369
			655,808
Peru - 0.4%
Republic of Peru
5.400%, 08/12/2034	PEN	203,000	49,219
6.150%, 08/12/2032		776,000	204,686
6.900%, 08/12/2037		120,000	31,647
6.950%, 08/12/2031		400,000	112,032
7.300%, 08/12/2033 (D)		270,000	75,606
7.600%, 08/12/2039 (D)		336,000	93,445
			566,635
Poland - 1.0%
Bank Gospodarstwa Krajowego 4.250%, 09/13/2044	EUR	220,000	224,111
Republic of Poland
1.750%, 04/25/2032	PLN	940,000	174,580
2.500%, 07/25/2027		131,000	29,666
3.750%, 05/25/2027		680,000	159,555
4.750%, 07/25/2029		1,010,000	236,567

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland (continued)
Republic of Poland (continued)
5.000%, 10/25/2034	PLN	363,000	$82,320
5.500%, 03/18/2054		$135,000	124,219
5.750%, 04/25/2029	PLN	704,000	171,517
6.000%, 10/25/2033		562,000	137,592
			1,340,127
Romania - 0.8%
Republic of Romania
3.000%, 02/14/2031		$224,000	181,053
3.625%, 03/27/2032		160,000	130,393
4.750%, 10/11/2034	RON	130,000	22,158
4.850%, 07/25/2029		335,000	63,325
5.000%, 02/12/2029		95,000	18,131
5.750%, 03/24/2035		$140,000	124,919
6.000%, 05/25/2034		136,000	126,480
6.375%, 01/30/2034		90,000	86,124
6.700%, 02/25/2032	RON	145,000	29,036
8.000%, 04/29/2030		685,000	146,614
8.250%, 09/29/2032		340,000	74,158
8.750%, 10/30/2028		595,000	129,763
			1,132,154
Saudi Arabia - 0.1%
Kingdom of Saudi Arabia 3.750%, 01/21/2055		$200,000	132,689
Senegal - 0.1%
Republic of Senegal 7.750%, 06/10/2031		200,000	178,227
Serbia - 0.1%
Republic of Serbia 1.650%, 03/03/2033	EUR	100,000	82,852
South Africa - 1.3%
Republic of South Africa
6.250%, 03/31/2036	ZAR	1,540,000	58,821
7.000%, 02/28/2031		4,785,000	225,183
7.000%, 02/28/2031		1,345,000	63,296
8.000%, 01/31/2030		234,000	11,879
8.250%, 03/31/2032		5,605,000	274,939
8.500%, 01/31/2037		7,425,000	333,888
8.750%, 01/31/2044		3,833,000	164,777
8.750%, 02/28/2048		2,253,000	95,966
8.875%, 02/28/2035		3,993,000	192,626
9.000%, 01/31/2040		6,424,000	289,986
11.625%, 03/31/2053		627,000	34,631
			1,745,992
Thailand - 0.8%
Kingdom of Thailand
1.585%, 12/17/2035	THB	4,765,000	129,718
2.000%, 12/17/2031		10,495,000	303,796
2.000%, 06/17/2042		315,000	8,426
2.800%, 06/17/2034		1,260,000	38,523
2.875%, 12/17/2028		4,562,000	137,851
2.875%, 06/17/2046		775,000	23,266
3.350%, 06/17/2033		11,107,000	352,261
3.450%, 06/17/2043		4,970,000	161,130
			1,154,971
Turkey - 0.6%
Republic of Turkey
26.200%, 10/05/2033	TRY	30,493,840	826,334
27.700%, 09/27/2034		2,793,000	79,218
			905,552
United Kingdom - 1.8%
United Kingdom of Great Britain 4.375%, 07/31/2054	GBP	900,000	997,246
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
United Kingdom of Great Britain, Inflation-Linked GILT
0.125%, 03/22/2051	GBP	398,454	$318,137
0.125%, 03/22/2073		202,715	139,292
0.250%, 03/22/2052		274,355	225,123
0.500%, 03/22/2050		302,036	274,560
1.250%, 11/22/2054		443,687	475,367
			2,429,725
Uruguay - 0.1%
Republic of Uruguay 9.750%, 07/20/2033	UYU	6,678,000	152,172
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $71,371,630)			$59,891,865
CORPORATE BONDS - 14.6%
Austria - 0.2%
Erste Group Bank AG 7.000%, (7.000% to 10-15-31, then 5 Year EURIBOR ICE Swap Rate + 4.407%), 04/15/2031 (F)	EUR	200,000	219,859
Canada - 0.6%
AltaGas, Ltd. 7.200%, (7.200% to 10-15-34, then 5 Year CMT + 3.573%), 10/15/2054 (D)		$93,000	93,509
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		126,000	126,654
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080		154,000	148,877
5.950%, 04/05/2054		10,000	9,884
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084		38,000	42,205
goeasy, Ltd.
6.875%, 05/15/2030 (D)		5,000	5,042
7.625%, 07/01/2029 (D)		35,000	35,763
9.250%, 12/01/2028 (D)		40,000	42,631
Great Canadian Gaming Corp. 8.750%, 11/15/2029 (D)		55,000	56,295
Mercer International, Inc. 12.875%, 10/01/2028 (D)		30,000	32,294
South Bow Canadian Infrastructure Holdings, Ltd. 7.625%, (7.625% to 3-1-30, then 5 Year CMT + 3.949%), 03/01/2055 (D)		109,000	111,754
Transcanada Trust
5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082		140,000	132,751
5.875%, (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%), 08/15/2076		41,000	40,454
			878,113
Cayman Islands - 0.1%
Diamond Foreign Asset Company 8.500%, 10/01/2030 (D)		74,000	76,792

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
China - 0.1%
CIFI Holdings Group Company, Ltd. 4.375%, 04/12/2027 (G)		$260,000	$32,500
Country Garden Holdings Company, Ltd. 3.875%, 10/22/2030 (G)		290,000	29,000
Times China Holdings, Ltd. 5.750%, 01/14/2027 (G)		200,000	7,250
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027 (G)		200,000	14,250
7.375%, 01/13/2026 (G)		200,000	14,270
			97,270
Cyprus - 0.1%
Hellenic Bank PCL 10.250%, (10.250% to 6-14-28, then 5 Year Euro Swap Rate + 6.854%), 06/14/2033	EUR	100,000	123,046
France - 1.1%
Banque Federative du Credit Mutuel SA 3.625%, 09/14/2032		100,000	106,044
Eutelsat SA 9.750%, 04/13/2029		100,000	97,321
Societe Generale SA
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (D)(H)		$420,000	416,627
10.000%, (10.000% to 5-14-29, then 5 Year CMT + 5.448%), 11/14/2028 (D)(F)		200,000	213,223
TotalEnergies Capital SA
5.150%, 04/05/2034		10,000	9,956
5.425%, 09/10/2064		290,000	268,960
Valeo SE 1.000%, 08/03/2028	EUR	500,000	467,451
			1,579,582
Germany - 0.1%
Peach Property Finance GmbH 4.375%, 11/15/2025		100,000	100,703
Ireland - 0.1%
AIB Group PLC 5.871%, (5.871% to 3-28-34, then Overnight SOFR + 1.910%), 03/28/2035 (D)		$200,000	199,998
Italy - 0.7%
Cerved Group SpA 6.000%, 02/15/2029 (D)	EUR	100,000	100,053
Generali 2.429%, 07/14/2031		600,000	583,166
Intesa Sanpaolo SpA 7.800%, 11/28/2053 (D)		$200,000	223,478
			906,697
Jersey, Channel Islands - 0.1%
Africell Holding, Ltd. 10.500%, 10/23/2029 (D)		200,000	197,251
Luxembourg - 0.1%
Altice Financing SA 5.750%, 08/15/2029 (D)		200,000	146,408
JBS USA LUX SA 7.250%, 11/15/2053		35,000	38,563
			184,971
Malta - 0.0%
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (D)(H)		62,000	54,177
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Mexico - 0.4%
Alpek SAB de CV 3.250%, 02/25/2031		$200,000	$168,293
Orbia Advance Corp. SAB de CV 5.875%, 09/17/2044		200,000	167,974
Trust Fibra Uno 6.390%, 01/15/2050		200,000	156,080
			492,347
Netherlands - 0.3%
Braskem Netherlands Finance BV 5.875%, 01/31/2050		200,000	136,862
United Group BV
6.500%, 10/31/2031 (D)	EUR	120,000	126,495
6.750%, 02/15/2031 (D)		100,000	106,943
Volkswagen International Finance NV 4.375%, (4.375% to 3-28-31, then 9 Year Euro Swap Rate + 3.360% to 3-28-32, then 9 Year Euro Swap Rate + 3.610% to 3-28-51, then 9 Year Euro Swap Rate + 4.360%), 03/28/2031 (F)		100,000	95,324
			465,624
Portugal - 0.1%
Caixa Economica Montepio Geral Caixa Economica Bancaria SA 8.500%, (8.500% to 6-12-29, then 5 Year EURIBOR ICE Swap Rate + 5.815%), 06/12/2034		100,000	115,403
Saudi Arabia - 0.3%
Saudi Arabian Oil Company
5.750%, 07/17/2054 (D)		$200,000	187,038
5.875%, 07/17/2064 (D)		200,000	186,508
			373,546
Singapore - 0.1%
GLP Pte, Ltd. 4.500%, (4.500% to 5-17-26, then 5 Year CMT + 3.735% to 5-17-31, then 5 Year CMT + 3.985% to 5-17-46, then 5 Year CMT + 4.735%), 05/17/2026 (F)		200,000	115,984
Pfizer Investment Enterprises Pte, Ltd. 5.300%, 05/19/2053		20,000	18,726
			134,710
Supranational - 1.1%
Asian Development Bank 5.843%, 07/30/2030 (C)	PLN	200,000	35,117
Asian Infrastructure Investment Bank
6.000%, 12/08/2031	INR	18,600,000	200,037
6.900%, 10/23/2034 (D)		7,300,000	83,860
7.000%, 03/01/2029		14,600,000	169,025
European Bank for Reconstruction & Development
6.750%, 03/14/2031		6,000,000	68,734
6.875%, 07/30/2031		31,700,000	362,095
10.905%, 10/04/2036 (C)	ZAR	5,200,000	80,148
12.224%, 05/30/2036 (C)		2,000,000	27,884
47.381%, 02/13/2031 (C)	TRY	7,000,000	17,811
Inter-American Development Bank
7.000%, 04/17/2033 to 08/08/2033	INR	39,000,000	453,382
7.350%, 10/06/2030		6,000,000	70,620
			1,568,713

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Switzerland - 0.2%
UBS Group AG 9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (D)(F)		$200,000	$229,186
United Kingdom - 0.5%
AstraZeneca PLC 4.000%, 09/18/2042		10,000	8,272
Howden UK Refinance PLC 8.125%, 02/15/2032 (D)		200,000	204,257
Vedanta Resources Finance II PLC 10.250%, 06/03/2028 (D)		200,000	203,906
Virgin Money UK PLC 11.000%, (11.000% to 6-9-29, then 5 Year United Kingdom Gilt Rate + 6.993%), 12/08/2028 (F)	GBP	200,000	284,782
			701,217
United States - 8.3%
Acrisure LLC
6.000%, 08/01/2029 (D)		$80,000	76,728
8.500%, 06/15/2029 (D)		15,000	15,631
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (F)		39,000	36,698
Aircastle, Ltd. 5.250%, (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%), 06/15/2026 (D)(F)		45,000	44,134
Alliant Holdings Intermediate LLC 7.375%, 10/01/2032 (D)		45,000	45,414
American International Group, Inc. 4.500%, 07/16/2044		35,000	30,099
AmeriGas Partners LP 9.375%, 06/01/2028 (D)		210,000	201,981
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)		79,000	74,181
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039		10,000	10,021
Antero Midstream Partners LP 6.625%, 02/01/2032 (D)		80,000	80,583
Arthur J. Gallagher & Company
5.000%, 02/15/2032		45,000	44,414
5.150%, 02/15/2035		5,000	4,875
AssuredPartners, Inc. 5.625%, 01/15/2029 (D)		23,000	23,241
AT&T, Inc.
3.500%, 06/01/2041 to 09/15/2053		30,000	21,594
3.650%, 09/15/2059		20,000	13,247
Athene Global Funding
1.608%, 06/29/2026 (D)		20,000	19,049
5.339%, 01/15/2027 (D)		50,000	50,305
Athene Holding, Ltd. 5.875%, 01/15/2034		20,000	20,271
Atmos Energy Corp. 5.900%, 11/15/2033		25,000	26,153
B&G Foods, Inc. 8.000%, 09/15/2028 (D)		75,000	77,098
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (D)		35,000	35,720
Bank of America Corp.
5.202%, (5.202% to 4-25-28, then Overnight SOFR + 1.630%), 04/25/2029		30,000	30,140
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Bank of America Corp. (continued)
5.288%, (5.288% to 4-25-33, then Overnight SOFR + 1.910%), 04/25/2034	$30,000	$29,748
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	20,000	19,554
BAT Capital Corp.
4.390%, 08/15/2037	20,000	17,253
4.540%, 08/15/2047	14,000	11,041
BCPE Ulysses Intermediate, Inc. 7.750%, (7.750% Cash or 8.500% PIK), 04/01/2027 (D)	29,000	28,681
Becton, Dickinson & Company
3.794%, 05/20/2050	10,000	7,381
5.081%, 06/07/2029	30,000	30,193
Bread Financial Holdings, Inc. 9.750%, 03/15/2029 (D)	59,000	63,410
Bristol-Myers Squibb Company 5.550%, 02/22/2054	5,000	4,850
Caesars Entertainment, Inc. 7.000%, 02/15/2030 (D)	30,000	30,556
Capital One Financial Corp.
5.700%, (5.700% to 2-1-29, then Overnight SOFR + 1.905%), 02/01/2030	20,000	20,274
7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031	30,000	33,123
Cardinal Health, Inc.
5.350%, 11/15/2034	35,000	34,249
5.750%, 11/15/2054	15,000	14,356
CCO Holdings LLC 5.375%, 06/01/2029 (D)	132,000	126,117
Celanese US Holdings LLC
6.379%, 07/15/2032	8,000	8,126
6.800%, 11/15/2030	9,000	9,317
6.950%, 11/15/2033	13,000	13,491
Cencora, Inc.
4.850%, 12/15/2029	10,000	9,935
5.150%, 02/15/2035	10,000	9,749
CenterPoint Energy, Inc.
5.400%, 06/01/2029	35,000	35,401
6.700%, (6.700% to 5-15-30, then 5 Year CMT + 2.586%), 05/15/2055	15,000	14,917
Champ Acquisition Corp. 8.375%, 12/01/2031 (D)	55,000	56,104
Charter Communications Operating LLC
3.700%, 04/01/2051	40,000	24,986
4.908%, 07/23/2025	5,000	4,994
5.250%, 04/01/2053	15,000	12,107
6.834%, 10/23/2055	18,000	17,512
Cheniere Energy Partners LP 5.750%, 08/15/2034 (D)	30,000	30,199
Cheniere Energy, Inc. 5.650%, 04/15/2034	20,000	20,115
Cinemark USA, Inc. 7.000%, 08/01/2032 (D)	20,000	20,387
Cisco Systems, Inc.
5.050%, 02/26/2034	15,000	14,946
5.300%, 02/26/2054	10,000	9,720
Citigroup, Inc. 4.000%, (4.000% to 12-10-25, then 5 Year CMT + 3.597%), 12/10/2025 (F)	75,000	73,022

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Citizens Financial Group, Inc.
3.250%, 04/30/2030	$36,000	$32,540
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	30,000	30,104
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	10,000	10,542
Clear Channel Outdoor Holdings, Inc.
7.750%, 04/15/2028 (D)(H)	53,000	47,822
9.000%, 09/15/2028 (D)	70,000	73,306
Clydesdale Acquisition Holdings, Inc. 8.750%, 04/15/2030 (D)(H)	68,000	68,739
CMS Energy Corp. 4.750%, (4.750% to 6-1-30, then 5 Year CMT + 4.116%), 06/01/2050	78,000	73,884
Columbia Pipelines Holding Company LLC
6.042%, 08/15/2028 (D)	47,000	48,125
6.055%, 08/15/2026 (D)	25,000	25,353
Comcast Corp. 3.750%, 04/01/2040	32,000	25,739
Community Health Systems, Inc. 8.000%, 12/15/2027 (D)	45,000	44,917
Concentra Escrow Issuer Corp. 6.875%, 07/15/2032 (D)	10,000	10,210
Corebridge Financial, Inc. 3.900%, 04/05/2032	30,000	27,305
Cougar JV Subsidiary LLC 8.000%, 05/15/2032 (D)	51,000	52,920
Cousins Properties LP 5.875%, 10/01/2034	9,000	9,009
CSC Holdings LLC 4.125%, 12/01/2030 (D)	200,000	143,673
CVS Health Corp.
1.750%, 08/21/2030	20,000	16,280
4.300%, 03/25/2028	20,000	19,378
5.125%, 07/20/2045	20,000	16,803
5.625%, 02/21/2053	140,000	124,171
5.875%, 06/01/2053	135,000	123,841
6.000%, 06/01/2044	10,000	9,457
7.000%, (7.000% to 3-10-30, then 5 Year CMT + 2.886%), 03/10/2055	99,000	99,332
Deluxe Corp. 8.125%, 09/15/2029 (D)	45,000	45,631
Diamondback Energy, Inc.
3.500%, 12/01/2029	20,000	18,601
5.400%, 04/18/2034	10,000	9,832
5.900%, 04/18/2064	290,000	272,233
6.250%, 03/15/2033	15,000	15,593
Discover Financial Services 6.125%, (6.125% to 9-23-25, then 5 Year CMT + 5.783%), 06/23/2025 (F)	71,000	70,610
DISH DBS Corp. 5.750%, 12/01/2028 (D)	7,000	5,985
Dominion Energy, Inc.
4.350%, (4.350% to 4-15-27, then 5 Year CMT + 3.195%), 01/15/2027 (F)	75,000	72,621
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	35,000	36,370
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	85,000	89,759
Duke Energy Corp. 5.800%, 06/15/2054	30,000	29,223
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
DuPont de Nemours, Inc.
5.319%, 11/15/2038	$15,000	$15,044
5.419%, 11/15/2048	25,000	24,866
Edison International 5.375%, (5.375% to 3-15-26, then 5 Year CMT + 4.698%), 03/15/2026 (F)	74,000	72,970
Eli Lilly & Company 5.050%, 08/14/2054	10,000	9,263
Emera US Finance LP
3.550%, 06/15/2026	20,000	19,589
4.750%, 06/15/2046	35,000	28,982
Energy Transfer LP
5.600%, 09/01/2034	5,000	4,996
5.950%, 12/01/2025	20,000	20,141
6.550%, 12/01/2033	10,000	10,645
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	81,000	84,884
Enstar Finance LLC 5.500%, (5.500% to 1-15-27, then 5 Year CMT + 4.006%), 01/15/2042	74,000	70,662
Enterprise Products Operating LLC 3.300%, 02/15/2053	35,000	23,008
EOG Resources, Inc. 5.650%, 12/01/2054	10,000	9,793
EQM Midstream Partners LP 4.750%, 01/15/2031 (D)	40,000	37,617
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (D)	50,000	45,190
ERAC USA Finance LLC 5.200%, 10/30/2034 (D)	20,000	19,758
EUSHI Finance, Inc. 7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054 (D)	71,000	73,862
Extra Space Storage LP 5.350%, 01/15/2035	6,000	5,918
FirstCash, Inc.
4.625%, 09/01/2028 (D)	7,000	6,635
5.625%, 01/01/2030 (D)	16,000	15,415
Focus Financial Partners LLC 6.750%, 09/15/2031 (D)	60,000	59,762
Fortress Intermediate 3, Inc. 7.500%, 06/01/2031 (D)	50,000	50,984
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (D)	35,000	30,673
Freedom Mortgage Corp.
12.000%, 10/01/2028 (D)	20,000	21,751
12.250%, 10/01/2030 (D)	70,000	77,415
Freedom Mortgage Holdings LLC
9.125%, 05/15/2031 (D)	65,000	67,020
9.250%, 02/01/2029 (D)	30,000	30,958
GE HealthCare Technologies, Inc. 4.800%, 08/14/2029	48,000	47,551
Georgia Power Company
4.300%, 03/15/2042	20,000	17,006
5.125%, 05/15/2052	15,000	13,915
Glencore Funding LLC 5.893%, 04/04/2054 (D)	10,000	9,702
Global Atlantic Financial Company
4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (D)	152,000	146,803
7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (D)	43,000	44,978

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Great Lakes Dredge & Dock Corp. 5.250%, 06/01/2029 (D)(H)	$400,000	$371,025
Hanesbrands, Inc. 9.000%, 02/15/2031 (D)	25,000	26,647
HCA, Inc.
3.500%, 09/01/2030	20,000	18,164
5.250%, 04/15/2025	35,000	35,035
Herc Holdings, Inc. 6.625%, 06/15/2029 (D)	25,000	25,317
Hess Corp.
5.800%, 04/01/2047	65,000	65,041
7.125%, 03/15/2033	10,000	11,083
Hightower Holding LLC 6.750%, 04/15/2029 (D)(H)	100,000	99,565
Highwoods Realty LP 3.050%, 02/15/2030	15,000	13,229
HUB International, Ltd.
5.625%, 12/01/2029 (D)	33,000	32,008
7.375%, 01/31/2032 (D)	31,000	31,485
Hudson Pacific Properties LP 3.250%, 01/15/2030	95,000	64,644
Intel Corp.
2.800%, 08/12/2041	190,000	121,197
3.250%, 11/15/2049	15,000	8,955
3.750%, 08/05/2027	20,000	19,399
4.750%, 03/25/2050	155,000	119,800
5.050%, 08/05/2062	160,000	124,846
5.625%, 02/10/2043	15,000	13,746
Intercontinental Exchange, Inc.
3.000%, 06/15/2050	15,000	9,537
3.625%, 09/01/2028	27,000	25,884
Iron Mountain, Inc. 7.000%, 02/15/2029 (D)	90,000	91,959
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	25,000	22,024
4.080%, (4.080% to 4-26-25, then Overnight SOFR + 1.320%), 04/26/2026	20,000	19,948
4.323%, (4.323% to 4-26-27, then Overnight SOFR + 1.560%), 04/26/2028	35,000	34,581
4.946%, (4.946% to 10-22-34, then Overnight SOFR + 1.340%), 10/22/2035	5,000	4,818
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035	20,000	19,873
6.087%, (6.087% to 10-23-28, then Overnight SOFR + 1.570%), 10/23/2029	60,000	62,235
L3Harris Technologies, Inc. 5.250%, 06/01/2031	45,000	45,028
LABL, Inc. 8.625%, 10/01/2031 (D)	130,000	120,261
Ladder Capital Finance Holdings LLLP 7.000%, 07/15/2031 (D)	35,000	35,864
LBM Acquisition LLC 6.250%, 01/15/2029 (D)	23,000	21,156
Level 3 Financing, Inc.
4.000%, 04/15/2031 (D)	30,000	23,625
4.500%, 04/01/2030 (D)	45,000	37,312
11.000%, 11/15/2029 (D)	25,000	28,123
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
LFS Topco LLC 5.875%, 10/15/2026 (D)	$76,000	$75,058
Liberty Mutual Group, Inc. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (D)	38,000	36,161
Lincoln National Corp. 7.105%, (3 month CME Term SOFR + 2.619%), 05/17/2066 (I)	65,000	55,311
LXP Industrial Trust 6.750%, 11/15/2028	15,000	15,706
M&T Bank Corp. 4.553%, (4.553% to 8-16-27, then SOFR Compounded Index + 1.780%), 08/16/2028	40,000	39,575
Macy's Retail Holdings LLC
5.125%, 01/15/2042	29,000	21,752
6.125%, 03/15/2032 (D)	25,000	23,470
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (D)	48,000	41,839
Medline Borrower LP 5.250%, 10/01/2029 (D)	45,000	43,428
Merck & Company, Inc.
2.350%, 06/24/2040	20,000	13,539
2.750%, 12/10/2051	10,000	6,060
Meta Platforms, Inc.
5.400%, 08/15/2054	15,000	14,525
5.600%, 05/15/2053	10,000	9,998
Micron Technology, Inc.
4.185%, 02/15/2027	30,000	29,575
5.300%, 01/15/2031	45,000	44,955
Monongahela Power Company 5.850%, 02/15/2034 (D)	20,000	20,444
Morgan Stanley
3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	42,000	39,011
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	20,000	19,931
Netflix, Inc. 3.625%, 06/15/2025 (D)	20,000	19,886
Newell Brands, Inc. 6.375%, 05/15/2030	25,000	25,041
NextEra Energy Operating Partners LP 7.250%, 01/15/2029 (D)	45,000	46,028
Noble Finance II LLC 8.000%, 04/15/2030 (D)	210,000	212,093
ONEOK, Inc.
5.050%, 11/01/2034	55,000	52,600
5.850%, 11/01/2064	300,000	280,668
OneSky Flight LLC 8.875%, 12/15/2029 (D)	35,000	35,025
Open Text Holdings, Inc. 4.125%, 12/01/2031 (D)	128,000	113,498
Oracle Corp. 3.600%, 04/01/2050	35,000	24,521
Owens-Brockway Glass Container, Inc. 7.250%, 05/15/2031 (D)	45,000	43,795
Pacific Gas & Electric Company
3.500%, 06/15/2025	20,000	19,858
4.550%, 07/01/2030	15,000	14,517
4.950%, 07/01/2050	63,000	54,671
Paramount Global
2.900%, 01/15/2027	35,000	33,495
3.375%, 02/15/2028	25,000	23,526

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Paramount Global (continued)
4.375%, 03/15/2043	$10,000	$7,280
4.950%, 05/19/2050	15,000	11,286
5.850%, 09/01/2043	15,000	13,035
6.375%, (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%), 03/30/2062	121,000	116,957
Performance Food Group, Inc. 6.125%, 09/15/2032 (D)	25,000	24,999
PG&E Corp. 7.375%, (7.375% to 3-15-30, then 5 Year CMT + 3.883%), 03/15/2055	71,000	72,862
Philip Morris International, Inc. 5.250%, 02/13/2034	20,000	19,767
Piedmont Operating Partnership LP 6.875%, 07/15/2029	15,000	15,412
Pilgrim's Pride Corp. 3.500%, 03/01/2032	45,000	38,804
Planet Financial Group LLC 10.500%, 12/15/2029 (D)	110,000	111,967
Range Resources Corp.
4.750%, 02/15/2030 (D)	15,000	14,076
8.250%, 01/15/2029	15,000	15,444
Raven Acquisition Holdings LLC 6.875%, 11/15/2031 (D)	30,000	29,699
Republic Services, Inc. 5.200%, 11/15/2034	25,000	24,761
Reworld Holding Corp.
4.875%, 12/01/2029 (D)	45,000	41,617
5.000%, 09/01/2030 (H)	100,000	92,220
Rocket Software, Inc.
6.500%, 02/15/2029 (D)	35,000	32,955
9.000%, 11/28/2028 (D)	32,000	33,139
Royalty Pharma PLC 3.350%, 09/02/2051	25,000	15,868
S&S Holdings LLC 8.375%, 10/01/2031 (D)	45,000	45,318
SBL Holdings, Inc. 7.200%, 10/30/2034 (D)	110,000	106,983
Scripps Escrow II, Inc. 3.875%, 01/15/2029 (D)	45,000	33,077
Scripps Escrow, Inc. 5.875%, 07/15/2027 (D)	75,000	60,587
Shift4 Payments, Inc. 6.750%, 08/15/2032 (D)	60,000	61,023
SM Energy Company 6.750%, 08/01/2029 (D)	50,000	49,493
Solventum Corp. 5.450%, 03/13/2031 (D)	25,000	24,980
Southwest Gas Corp.
2.200%, 06/15/2030	44,000	37,886
4.050%, 03/15/2032	10,000	9,287
Staples, Inc. 10.750%, 09/01/2029 (D)	48,000	47,222
Sunoco LP 7.000%, 05/01/2029 (D)	30,000	30,788
Take-Two Interactive Software, Inc. 5.400%, 06/12/2029	15,000	15,212
Talos Production, Inc. 9.375%, 02/01/2031 (D)	140,000	142,714
Tapestry, Inc. 5.500%, 03/11/2035	35,000	34,043
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Targa Resources Corp. 5.500%, 02/15/2035	$55,000	$54,110
The Allstate Corp. 4.500%, 06/15/2043	10,000	8,529
The Boeing Company
5.150%, 05/01/2030	20,000	19,720
5.805%, 05/01/2050	15,000	13,952
6.528%, 05/01/2034	15,000	15,714
The Estee Lauder Companies, Inc. 5.000%, 02/14/2034	35,000	34,402
The Goldman Sachs Group, Inc.
3.650%, (3.650% to 8-10-26, then 5 Year CMT + 2.915%), 08/10/2026 (F)	59,000	56,369
3.800%, (3.800% to 5-10-26, then 5 Year CMT + 2.969%), 05/10/2026 (F)	40,000	38,623
T-Mobile USA, Inc.
3.000%, 02/15/2041	20,000	14,263
6.000%, 06/15/2054	10,000	10,136
Transocean, Inc.
8.500%, 05/15/2031 (D)	35,000	34,313
8.750%, 02/15/2030 (D)	212,500	219,157
Tyson Foods, Inc. 5.700%, 03/15/2034	20,000	20,270
U.S. Cellular Corp. 6.700%, 12/15/2033	30,000	31,623
United Wholesale Mortgage LLC 5.500%, 04/15/2029 (D)	65,000	62,611
UnitedHealth Group, Inc.
3.750%, 10/15/2047	17,000	12,640
5.625%, 07/15/2054	5,000	4,854
Unum Group
3.875%, 11/05/2025	35,000	34,712
4.125%, 06/15/2051	35,000	25,801
UWM Holdings LLC 6.625%, 02/01/2030 (D)	20,000	19,876
Veralto Corp. 5.450%, 09/18/2033	40,000	40,133
Verizon Communications, Inc.
2.100%, 03/22/2028	37,000	34,024
3.400%, 03/22/2041	22,000	16,638
Viking Cruises, Ltd.
7.000%, 02/15/2029 (D)	60,000	60,329
9.125%, 07/15/2031 (D)	45,000	48,387
Vital Energy, Inc.
7.875%, 04/15/2032 (D)	180,000	173,195
9.750%, 10/15/2030	50,000	52,716
Wabtec Corp. 5.611%, 03/11/2034	25,000	25,320
WarnerMedia Holdings, Inc.
3.755%, 03/15/2027	40,000	38,537
5.050%, 03/15/2042	192,000	154,153
5.141%, 03/15/2052	41,000	30,463
5.391%, 03/15/2062	110,000	80,885
Wayfair LLC 7.250%, 10/31/2029 (D)	10,000	9,995
Wells Fargo & Company
3.900%, (3.900% to 3-15-26, then 5 Year CMT + 3.453%), 03/15/2026 (F)	39,000	37,893
4.611%, (4.611% to 4-25-52, then Overnight SOFR + 2.130%), 04/25/2053	15,000	12,525

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Wells Fargo & Company (continued)
4.808%, (4.808% to 7-25-27, then Overnight SOFR + 1.980%), 07/25/2028		$20,000	$19,929
5.013%, (5.013% to 4-4-50, then 3 month CME SOFR + 4.502%), 04/04/2051		5,000	4,438
5.389%, (5.389% to 4-24-33, then Overnight SOFR + 2.020%), 04/24/2034		45,000	44,499
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029		15,000	15,229
Whistler Pipeline LLC 5.700%, 09/30/2031 (D)		20,000	19,971
Windsor Holdings III LLC 8.500%, 06/15/2030 (D)		55,000	57,872
WW International, Inc. 4.500%, 04/15/2029 (D)		220,000	43,911
ZF North America Capital, Inc. 7.125%, 04/14/2030 (D)		150,000	147,250
			11,538,757
TOTAL CORPORATE BONDS (Cost $20,894,511)			$20,237,962
CONVERTIBLE BONDS - 5.5%
Canada - 0.1%
Advantage Energy, Ltd. 5.000%, 06/30/2029 (D)	CAD	90,000	64,350
Shopify, Inc. 0.125%, 11/01/2025		$100,000	101,800
			166,150
China - 0.3%
Alibaba Group Holding, Ltd. 0.500%, 06/01/2031 (D)		35,000	37,240
NIO, Inc. 0.500%, 02/01/2027		375,000	368,438
Smart Insight International, Ltd. 4.500%, 12/05/2023 (G)	HKD	2,000,000	25,912
			431,590
France - 0.2%
Ubisoft Entertainment SA 2.875%, 12/05/2031	EUR	400,000	358,487
Italy - 0.1%
DiaSorin SpA 3.936%, 05/05/2028 (C)		100,000	90,872
Luxembourg - 0.0%
Arrival SA 3.500%, 12/01/2026 (D)(G)		$515,000	5
Singapore - 0.1%
Sea, Ltd. 0.250%, 09/15/2026		148,000	134,236
United Kingdom - 0.2%
Immunocore Holdings PLC 2.500%, 02/01/2030 (D)		305,000	255,601
United States - 4.5%
3D Systems Corp. 6.444%, 11/15/2026 (C)		28,000	24,867
Affirm Holdings, Inc. 5.587%, 11/15/2026 (C)		90,000	81,168
Airbnb, Inc. 5.389%, 03/15/2026 (C)		115,000	107,870
Alarm.com Holdings, Inc. 5.664%, 01/15/2026 (C)		130,000	122,655
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/2027	$170,000	$180,704
Apellis Pharmaceuticals, Inc. 3.500%, 09/15/2026	60,000	69,210
Bandwidth, Inc. 0.250%, 03/01/2026	42,000	38,300
Bentley Systems, Inc. 0.125%, 01/15/2026	120,000	116,400
Beyond Meat, Inc., Zero Coupon 0.000%, 03/15/2027	130,000	19,744
BILL Holdings, Inc. 5.503%, 04/01/2027 (C)(H)	106,000	93,810
BioMarin Pharmaceutical, Inc. 1.250%, 05/15/2027	70,000	64,960
Block, Inc. 0.250%, 11/01/2027	242,000	209,572
Cable One, Inc. 1.125%, 03/15/2028 (H)	40,000	32,900
Cardlytics, Inc. 1.000%, 09/15/2025 (H)	70,000	62,475
Carnival Corp. 5.750%, 12/01/2027	30,000	60,360
CenterPoint Energy, Inc. 4.250%, 08/15/2026	485,000	495,428
Cracker Barrel Old Country Store, Inc. 0.625%, 06/15/2026 (H)	90,000	84,600
Cytokinetics, Inc. 3.500%, 07/01/2027 (H)	80,000	95,048
Dayforce, Inc. 0.250%, 03/15/2026	135,000	129,735
DexCom, Inc. 0.375%, 05/15/2028	75,000	67,081
DigitalOcean Holdings, Inc. 6.330%, 12/01/2026 (C)	97,000	86,088
DraftKings Holdings, Inc. 5.090%, 03/15/2028 (C)	223,000	189,773
Dropbox, Inc., Zero Coupon 0.000%, 03/01/2028	110,000	112,269
Enphase Energy, Inc. 6.375%, 03/01/2028 (C)(H)	65,000	53,300
Etsy, Inc.
0.125%, 09/01/2027	365,000	313,713
0.250%, 06/15/2028	140,000	114,486
Euronet Worldwide, Inc. 0.750%, 03/15/2049	32,000	31,632
Exact Sciences Corp.
0.375%, 03/15/2027	80,000	74,040
1.750%, 04/15/2031 (D)	270,000	250,776
Fluor Corp. 1.125%, 08/15/2029 (H)	18,000	22,617
Health Catalyst, Inc. 2.500%, 04/15/2025	5,000	4,906
Ionis Pharmaceuticals, Inc. 1.750%, 06/15/2028	65,000	63,888
John Bean Technologies Corp. 0.250%, 05/15/2026	100,000	99,300
Lumentum Holdings, Inc. 0.500%, 06/15/2028 (H)	80,000	77,160
MP Materials Corp. 0.250%, 04/01/2026 (D)(H)	260,000	242,296
NCL Corp., Ltd. 2.500%, 02/15/2027	164,000	171,598
PAR Technology Corp. 1.500%, 10/15/2027	25,000	28,650

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Pebblebrook Hotel Trust 1.750%, 12/15/2026	$55,000	$51,073
Pegasystems, Inc. 0.750%, 03/01/2025	37,000	36,612
PG&E Corp. 4.250%, 12/01/2027	35,000	37,958
Rapid7, Inc. 0.250%, 03/15/2027	125,000	115,313
Redfin Corp. 0.500%, 04/01/2027	100,000	76,630
Shake Shack, Inc., Zero Coupon 0.000%, 03/01/2028	15,000	15,347
Shift4 Payments, Inc. 0.500%, 08/01/2027	90,000	96,750
Snap, Inc. 0.125%, 03/01/2028	630,000	515,655
Spotify USA, Inc., Zero Coupon 0.000%, 03/15/2026	90,000	95,679
Stem, Inc. 0.500%, 12/01/2028 (D)	135,000	36,450
Sunnova Energy International, Inc.
0.250%, 12/01/2026	390,000	230,704
2.625%, 02/15/2028	50,000	18,758
Super Micro Computer, Inc. 2.607%, 03/01/2029 (C)(D)(H)	350,000	313,942
Teladoc Health, Inc. 1.250%, 06/01/2027	87,000	75,951
The Greenbrier Companies, Inc. 2.875%, 04/15/2028 (H)	95,000	114,998
Uber Technologies, Inc. 0.875%, 12/01/2028	16,000	17,600
Uber Technologies, Inc., Zero Coupon 0.000%, 12/15/2025	130,000	131,040
Unity Software, Inc. 5.028%, 11/15/2026 (C)	153,000	139,383
		6,213,222
TOTAL CONVERTIBLE BONDS (Cost $8,413,719)		$7,650,163
MUNICIPAL BONDS - 0.1%
United States - 0.1%
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	35,000	37,318
New York City Transitional Finance Authority 4.750%, 02/01/2029	45,000	45,104
State of Illinois, GO 5.100%, 06/01/2033	65,882	64,953
TOTAL MUNICIPAL BONDS (Cost $149,039)		$147,375
TERM LOANS (J) - 2.3%
United States - 2.3%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B 12/21/2028 TBD (K)	58,333	58,497
Acrisure LLC, 2024 Term Loan B6 (1 month CME Term SOFR + 3.000%) 7.357%, 11/06/2030	99,750	99,719
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%) 7.721%, 12/23/2026	118,731	118,610
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%) 9.721%, 01/31/2028	145,000	141,272
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%) 7.607%, 02/15/2029	$77,515	$77,598
Berlin Packaging LLC, 2024 Term Loan B7 (3 month CME Term SOFR + 3.500%) 7.892%, 06/07/2031	165,336	166,162
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.250%) 6.607%, 02/06/2030	86,363	86,326
Cinemark USA, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 7.107%, 05/24/2030	122,823	123,438
EMRLD Borrower LP, Term Loan B (6 month CME Term SOFR + 2.500%) 6.933%, 05/31/2030	73,940	74,158
First Brands Group LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 5.000%) 9.847%, 03/30/2027	99,765	93,218
Great Outdoors Group LLC, 2021 Term Loan B2 (1 month CME Term SOFR + 3.750%) 8.221%, 03/06/2028	96,024	96,360
Hanesbrands, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%) 8.107%, 03/08/2030	39,713	40,011
Hobbs & Associates LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 3.250%) 7.645%, 07/23/2031	9,091	9,128
Hobbs & Associates LLC, Term Loan B (1 month CME Term SOFR + 3.250%) 7.607%, 07/23/2031	90,909	91,278
HUB International, Ltd., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%) 7.367%, 06/20/2030	103,476	103,993
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%) 6.857%, 12/15/2027	194,525	194,568
LBM Acquisition LLC, 2024 Incremental Term Loan B (1 month CME Term SOFR + 3.750%) 8.297%, 06/06/2031	99,532	98,548
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%) 6.607%, 10/23/2028	91,679	91,925
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%) 8.607%, 05/03/2028	97,004	96,986
NEP Group, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.250% and 1.500% PIK) 9.221%, 08/19/2026	91,440	83,119
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.000%) 7.512%, 10/05/2028	96,074	96,554
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%) 7.585%, 07/31/2031	192,052	193,012
Tecta America Corp., 2021 Term Loan (1 month CME Term SOFR + 4.000%) 8.471%, 04/10/2028	125,450	125,894
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%) 8.840%, 04/17/2028	125,450	100,770

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%) 6.829%, 02/28/2031	$164,259	$164,480
Truist Insurance Holdings LLC, 1st Lien Term Loan (3 month CME Term SOFR + 2.750%) 7.079%, 05/06/2031	45,968	46,039
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.000%) 7.325%, 02/10/2031	99,500	100,131
USI, Inc., 2024 Term Loan (2029) (3 month CME Term SOFR + 2.250%) 6.576%, 11/22/2029	197,290	196,773
Windsor Holdings III LLC, 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%) 7.856%, 08/01/2030	113,568	114,765
WW International, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%) 7.971%, 04/13/2028	94,500	20,412
		3,103,744
TOTAL TERM LOANS (Cost $3,187,465)		$3,103,744
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Commercial and residential - 1.5%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (D)(L)	180,000	161,946
BAHA Trust, Series 2024-MAR, Class C, 7.766%, 12/10/2041 (D)(L)	100,000	102,663
BANK
Series 2018-BN15, Class B, 4.664%, 11/15/2061 (L)	50,000	47,987
Series 2020-BN25, Class AS, 2.841%, 01/15/2063	60,000	52,165
Series 2021-BN37, Class XA IO, 0.594%, 11/15/2064	987,607	25,344
Series 2022-BNK42, Class AS, 4.723%, 06/15/2055 (L)	60,000	56,339
BBCMS Mortgage Trust
Series 2023-5C23, Class C, 7.455%, 12/15/2056 (L)	75,000	78,382
Series 2023-C20, Class AS, 5.973%, 07/15/2056 (L)	15,000	15,303
Series 2024-5C25, Class C, 6.643%, 03/15/2057 (L)	20,000	20,372
Series 2024-5C27, Class C, 6.700%, 07/15/2057 (L)	20,000	20,481
Series 2024-C26, Class C, 6.000%, 05/15/2057 (L)	90,000	89,053
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878%, 01/15/2051 (L)	85,000	80,101
Series 2018-B5, Class C, 4.598%, 07/15/2051 (L)	90,000	79,575
Series 2020-B16, Class AM, 2.944%, 02/15/2053 (L)	60,000	51,866
Series 2024-V6, Class C, 6.669%, 03/15/2057	20,000	20,391
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%), 6.239%, 11/15/2041 (D)(I)	55,000	55,000
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979%, 11/15/2057 (L)	$15,000	$14,680
BPR Trust, Series 2024-PMDW, Class C, 5.850%, 11/05/2041 (D)(L)	10,000	9,786
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (D)(L)	180,000	169,585
Series 2021-NQM1, Class M1, 2.316%, 02/25/2049 (D)(L)	100,000	79,552
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.011%, 01/15/2034 (D)(I)	38,500	38,395
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%), 6.937%, 04/15/2026 (D)(I)	100,000	100,187
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B, 3.922%, 02/10/2047 (L)	23,346	22,522
Series 2014-CR15, Class C, 3.972%, 02/10/2047 (L)	35,000	32,888
CSMC Trust, Series 2021-NQM6, Class A2, 1.379%, 07/25/2066 (D)(L)	58,239	47,872
GS Mortgage Securities Trust
Series 2017-GS6, Class C, 4.322%, 05/10/2050 (L)	25,000	18,047
Series 2024-70P, Class A, 5.310%, 03/10/2041 (D)(L)	100,000	99,296
OBX Trust, Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter), 4.310%, 05/25/2062 (D)	96,229	93,634
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter), 3.598%, 02/25/2061 (D)	188,918	184,780
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class AS (1 month CME Term SOFR + 1.614%), 5.953%, 11/25/2036 (D)(I)	55,000	55,082
Verus Securitization Trust
Series 2020-5, Class M1, 2.601%, 05/25/2065 (D)(L)	100,000	94,701
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(L)	58,804	48,898
WSTN Trust, Series 2023-MAUI, Class B, 7.018%, 07/05/2037 (D)(L)	30,000	30,500
		2,097,373
U.S. Government Agency - 2.1%
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B1 (30 day Average SOFR + 3.000%), 7.569%, 12/25/2050 (D)(I)	35,000	37,852
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%), 6.069%, 10/25/2041 (D)(I)	188,000	189,119
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%), 6.669%, 09/25/2041 (D)(I)	190,000	191,301

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%), 7.969%, 01/25/2042 (D)(I)	$175,000	$180,124
Series 2022-DNA5, Class M2 (30 day Average SOFR + 6.750%), 11.484%, 06/25/2042 (D)(I)	75,000	84,275
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.069%, 03/25/2042 (D)(I)	20,000	20,909
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%), 9.819%, 03/25/2042 (D)(I)	560,000	603,256
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%), 10.060%, 03/25/2043 (D)(I)	35,000	38,592
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%), 12.160%, 04/25/2043 (D)(I)	20,000	22,905
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 7.919%, 06/25/2043 (D)(I)	45,000	47,245
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%), 6.519%, 02/25/2044 (D)(I)	100,000	101,264
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%), 6.019%, 10/25/2044 (D)(I)	30,000	30,099
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%), 7.010%, 10/25/2044 (D)(I)	24,994	25,004
Series 324, Class C18 IO, 4.000%, 12/15/2033	159,991	14,744
Series 405, Class C17 IO, 2.500%, 08/25/2052	113,883	17,691
Series 4446, Class BI IO, 6.500%, 04/15/2039	68,578	13,645
Series K103, Class X1 IO, 0.637%, 11/25/2029	1,013,432	26,342
Series K106, Class X3 IO, 1.908%, 03/25/2048	490,000	38,718
Series K122, Class X1 IO, 0.874%, 11/25/2030	98,499	4,028
Series K129, Class X3 IO, 3.162%, 05/25/2031	165,000	26,370
Series K737, Class X1 IO, 0.613%, 10/25/2026	433,726	4,127
Series K740, Class X3 IO, 2.477%, 11/25/2047	135,000	7,720
Series K742, Class X3, IO, 2.594%, 04/25/2028	100,000	7,572
Series Q014, Class X IO, 2.779%, 10/25/2055	148,667	22,215
Federal National Mortgage Association
Series 2016-C03, Class 1B (30 day Average SOFR + 11.864%), 16.433%, 10/25/2028 (I)	29,682	33,414
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%), 14.933%, 01/25/2029 (I)	29,547	33,157
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	119,711	20,107
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 9.069%, 01/25/2042 (D)(I)	$175,000	$184,777
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%), 10.819%, 03/25/2042 (D)(I)	69,000	76,030
Series 2022-R03, Class 1M2 (30 day Average SOFR + 3.500%), 8.069%, 03/25/2042 (D)(I)	59,000	61,950
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%), 9.819%, 03/25/2042 (D)(I)	165,000	177,339
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%), 9.069%, 04/25/2042 (D)(I)	70,000	74,101
Series 2023-2, Class CI IO, 2.000%, 10/25/2050	88,033	11,032
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%), 9.660%, 12/25/2042 (D)(I)	20,000	21,700
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%), 7.919%, 01/25/2043 (D)(I)	40,000	42,155
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 8.469%, 04/25/2043 (D)(I)	35,000	37,641
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 7.660%, 06/25/2043 (D)(I)	36,000	37,929
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%), 8.469%, 07/25/2043 (D)(I)	20,000	21,163
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%), 8.119%, 10/25/2043 (D)(I)	35,000	36,627
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%), 7.069%, 02/25/2044 (D)(I)	60,000	60,991
Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%), 6.219%, 05/25/2044 (D)(I)	30,000	30,110
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%), 6.569%, 07/25/2044 (D)(I)	35,000	35,066
Series 410, Class C8 IO, 4.000%, 04/25/2032	90,647	7,843
Series 437, Class C8 IO, 2.500%, 06/25/2052	114,288	18,199
Series 441, Class C5 IO, 2.000%, 04/25/2052	96,837	11,917
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	114,738	22,759
Series 2017-130, Class IO, 4.500%, 02/20/2040	117,349	21,109
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	98,161	19,252
		2,851,485
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,891,602)		$4,948,858

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES - 3.4%
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.714%), 6.112%, 08/15/2034 (D)(I)	$110,000	$109,344
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class ER (3 month CME Term SOFR + 5.750%), 10.406%, 01/15/2033 (D)(I)	250,000	250,326
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month CME Term SOFR + 3.412%), 7.935%, 08/15/2031 (D)(I)	250,000	250,625
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 05/10/2030 (D)	75,000	75,683
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (D)	100,000	96,424
DataBank Issuer, Series 2021-2A, Class A2, 2.400%, 10/25/2051 (D)	55,000	52,007
Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049 (D)	48,000	44,465
Exeter Automobile Receivables Trust
Series 2023-1A, Class D, 6.690%, 06/15/2029	40,000	40,723
Series 2023-4A, Class C, 6.510%, 08/15/2028	50,000	50,816
Series 2024-3A, Class D, 5.980%, 09/16/2030	45,000	45,485
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 09/15/2027 (D)	112,000	106,398
Flatiron CLO 20, Ltd.
Series 2020-1A, Class BR (3 month CME Term SOFR + 1.920%), 6.441%, 05/20/2036 (D)(I)	150,000	150,249
Series 2020-1A, Class CR (3 month CME Term SOFR + 2.350%), 6.871%, 05/20/2036 (D)(I)	150,000	150,672
Flatiron CLO 28, Ltd., Series 2024-1A, Class B (3 month CME Term SOFR + 1.650%), 6.917%, 07/15/2036 (D)(I)	250,000	250,533
FS Rialto, Series 2021-FL3, Class A (1 month CME Term SOFR + 1.364%), 5.762%, 11/16/2036 (D)(I)	64,570	64,388
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class C, 6.380%, 12/15/2028 (D)	32,000	32,317
Series 2023-3A, Class D, 6.440%, 05/15/2029 (D)	30,000	30,580
Golub Capital Partners CLO, Ltd., Series 2022-60A, Class DR (3 month CME Term SOFR + 2.960%), 7.586%, 10/25/2034 (D)(I)	250,000	250,467
Golub Capital Partners Static, Ltd., Series 2024-1A, Class C (3 month CME Term SOFR + 2.300%), 6.917%, 04/20/2033 (D)(I)	250,000	250,215
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%), 6.162%, 07/15/2039 (D)(I)	100,000	99,188
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Hayfin US XII, Ltd., Series 2020-12A, Class D (3 month CME Term SOFR + 4.422%), 9.039%, 01/20/2034 (D)(I)	$250,000	$250,564
Hertz Vehicle Financing LLC
Series 2021-2A, Class B, 2.120%, 12/27/2027 (D)	100,000	94,106
Series 2022-2A, Class C, 2.950%, 06/26/2028 (D)	100,000	93,139
Series 2022-2A, Class B, 2.650%, 06/26/2028 (D)	100,000	93,405
Hilton Grand Vacations Trust, Series 2024-3A, Class B, 5.270%, 08/27/2040 (D)	96,333	96,040
Home Partners of America Trust, Series 2022-1, Class D, 4.730%, 04/17/2039 (D)	148,100	144,697
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (D)	136,280	129,465
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (D)	61,081	56,344
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (D)	100,000	96,712
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (D)	150,000	136,034
Series 2022-SFR4, Class C, 4.888%, 05/17/2041 (D)	100,000	96,869
Series 2022-SFR7, Class D, 5.500%, 10/27/2039 (D)	100,000	99,213
Series 2024-SFR3, Class E1, 4.000%, 06/17/2041 (D)	100,000	90,615
Start II, Ltd., Series 2019-1, Class A, 4.089%, 03/15/2044 (D)	97,896	96,296
Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 07/30/2054 (D)	70,000	70,852
Symphony CLO XXII, Ltd., Series 2020-22A, Class CR (3 month CME Term SOFR + 2.100%), 6.732%, 04/18/2033 (D)(I)	250,000	250,670
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169%, 04/01/2041	50,000	49,239
TRTX Issuer, Ltd., Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%), 6.946%, 10/15/2034 (D)(I)	100,000	96,379
Vericrest Opportunity Loan Transferee
Series 2021-NPL5, Class A1 (5.116% to 2-25-25, then 6.116% thereafter), 5.116%, 03/27/2051 (D)	20,260	20,255
Series 2021-NP11, Class A1 (4.868% to 7-25-25, then 5.868% thereafter), 4.868%, 08/25/2051 (D)	88,184	88,082
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/2043 (D)	156,880	154,891
TOTAL ASSET-BACKED SECURITIES (Cost $4,718,284)		$4,704,772
PREFERRED SECURITIES - 1.2%
Bermuda - 0.0%
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	2,230	45,381

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
United States - 1.2%
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month CME Term SOFR + 4.959%)	10,000	$246,400
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	257,900
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	1,951	48,482
Apollo Global Management, Inc., 6.750%	324	28,159
Ares Management Corp., 6.750%	177	9,742
AT&T, Inc., 5.000% (H)	835	17,568
Bank of America Corp., 7.250%	112	136,556
Capital One Financial Corp., 4.800%	1,402	25,671
Corebridge Financial, Inc., 6.375%	3,000	76,470
JPMorgan Chase & Co., 4.200%	1,870	35,324
MetLife, Inc., 4.750%	1,621	33,490
Morgan Stanley, 4.250%	2,025	37,280
Morgan Stanley, 6.625%	2,850	75,554
PG&E Corp., 6.000%	776	38,637
Prudential Financial, Inc., 4.125%	862	15,973
Public Storage, 4.750%	1,156	23,397
SCE Trust VII, 7.500%	3,100	80,135
State Street Corp., 5.350%	1,054	24,758
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	2,859	75,192
The Boeing Company, 6.000%	470	28,618
U.S. Cellular Corp., 5.500%	1,922	43,014
U.S. Cellular Corp., 5.500%	2,199	49,214
U.S. Cellular Corp., 6.250%	1,029	23,790
Wells Fargo & Company, 7.500%	135	161,232
		1,592,556
TOTAL PREFERRED SECURITIES (Cost $1,524,345)		$1,637,937
ESCROW CERTIFICATES - 0.0%
Unifin Financiera SAB de CV (E)	$205,000	9,840
Unifin Financiera SAB de CV (E)(M)	205,000	0
TOTAL ESCROW CERTIFICATES (Cost $184,861)		$9,840
SHORT-TERM INVESTMENTS - 10.5%
Short-term funds - 10.5%
John Hancock Collateral Trust, 4.2987% (N)(O)	206,698	2,067,770
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.4156% (N)	12,539,115	12,539,115
TOTAL SHORT-TERM INVESTMENTS (Cost $14,606,862)		$14,606,885
Total Investments (Opportunistic Fixed Income Trust) (Cost $193,361,440) - 129.5%		$179,416,592
Other assets and liabilities, net - (29.5%)		(40,892,081)
TOTAL NET ASSETS - 100.0%		$138,524,511
SALE COMMITMENTS OUTSTANDING - (8.8%)
U.S. Government Agency - (8.8)%
Federal National Mortgage Association
2.000%, TBA (B)	$(300,000)	$(264,937)
2.000%, TBA (B)	(776,000)	(602,855)
2.500%, TBA (B)	(275,000)	(249,691)
2.500%, TBA (B)	(677,000)	(550,591)
3.000%, TBA (B)	(216,000)	(183,229)
3.500%, TBA (B)	(1,000,000)	(883,594)
4.000%, TBA (B)	(2,111,000)	(1,926,864)
4.000%, TBA (B)	(2,127,000)	(1,942,217)
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
SALE COMMITMENTS OUTSTANDING (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.500%, TBA (B)	(811,000)	(762,055)
4.500%, TBA (B)	(1,297,000)	(1,218,977)
6.500%, TBA (B)	(2,150,000)	(2,195,184)
Government National Mortgage Association
4.000%, TBA (B)	(800,000)	(736,182)
5.000%, TBA (B)	(750,000)	(727,409)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $12,424,962)		$(12,243,785)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $25,260,865 or 18.2% of the fund's net assets as of 12-31-24.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	All or a portion of this security is on loan as of 12-31-24.
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(K)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
Opportunistic Fixed Income Trust (continued)
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(N)	The rate shown is the annualized seven-day yield as of 12-31-24.
(O)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	79	Long	Mar 2025	$5,596,058	$5,519,272	$(76,786)
10-Year U.S. Treasury Note Futures	136	Long	Mar 2025	15,005,564	14,790,000	(215,564)
2-Year U.S. Treasury Note Futures	14	Long	Mar 2025	2,874,846	2,878,531	3,685
5-Year U.S. Treasury Note Futures	22	Long	Mar 2025	2,335,692	2,338,703	3,011
German Euro BUND Futures	3	Long	Mar 2025	418,247	414,671	(3,576)
U.K. Long Gilt Bond Futures	11	Long	Mar 2025	1,308,574	1,272,569	(36,005)
Ultra 10-Year U.S. Treasury Note Futures	5	Long	Mar 2025	565,335	556,562	(8,773)
Ultra U.S. Treasury Bond Futures	19	Long	Mar 2025	2,297,374	2,259,219	(38,155)
10-Year Canada Government Bond Futures	23	Short	Mar 2025	(1,926,311)	(1,961,828)	(35,517)
Euro SCHATZ Futures	70	Short	Mar 2025	(7,790,140)	(7,757,427)	32,713
Euro-BTP Italian Government Bond Futures	29	Short	Mar 2025	(3,687,299)	(3,604,159)	83,140
Euro-Buxl Futures	7	Short	Mar 2025	(1,021,757)	(962,056)	59,701
Euro-OAT Futures	13	Short	Mar 2025	(1,701,311)	(1,661,710)	39,601
German Euro BOBL Futures	1	Short	Mar 2025	(123,597)	(122,085)	1,512
U.S. Treasury Long Bond Futures	19	Short	Mar 2025	(2,223,296)	(2,163,031)	60,265
						$(130,748)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	48,116,000	USD	7,851,839	DB	1/3/2025	—	$(63,370)
BRL	48,116,000	USD	7,791,982	MSI	1/3/2025	—	(3,512)
BRL	8,078,000	USD	1,301,266	MSI	2/4/2025	—	(1,474)
BRL	1,814,000	USD	299,653	GSI	3/6/2025	—	(9,352)
BRL	330,000	USD	55,348	HSBC	3/6/2025	—	(2,537)
BRL	435,000	USD	69,274	MSI	3/6/2025	$340	—
CLP	368,143,000	USD	371,505	CITI	1/31/2025	—	(1,437)
CLP	138,599,000	USD	141,750	BARC	3/19/2025	—	(2,515)
CLP	64,234,000	USD	64,980	BOA	3/19/2025	—	(451)
COP	984,962,000	USD	221,838	SSB	1/31/2025	867	—
CZK	860,000	USD	36,232	CITI	3/19/2025	—	(835)
CZK	750,000	USD	31,115	JPM	3/19/2025	—	(246)
EGP	2,290,000	USD	45,329	CITI	1/21/2025	—	(623)
EGP	2,380,000	USD	44,519	CITI	3/19/2025	892	—
EUR	2,698,000	USD	2,814,044	BOA	1/31/2025	—	(16,218)
EUR	45,000	USD	46,993	CITI	3/19/2025	—	(225)
EUR	34,000	USD	35,914	DB	3/19/2025	—	(578)
EUR	54,000	USD	56,894	JPM	3/19/2025	—	(772)
EUR	23,000	USD	24,244	MSI	3/19/2025	—	(340)
The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	1,130,000	USD	1,422,823	JPM	1/31/2025	—	$(8,513)
HUF	592,682,000	USD	1,488,491	BARC	1/31/2025	$1,545	—
HUF	9,118,000	USD	23,231	DB	3/19/2025	—	(364)
IDR	1,079,983,000	USD	68,035	GSI	1/8/2025	—	(1,133)
IDR	22,510,521,000	USD	1,386,116	BOA	1/31/2025	833	—
IDR	5,517,278,000	USD	344,324	BARC	3/19/2025	—	(5,614)
IDR	220,000,000	USD	13,553	DB	3/19/2025	—	(48)
INR	15,970,000	USD	185,568	MSI	3/19/2025	—	(407)
JPY	107,800,000	USD	693,601	JPM	1/31/2025	—	(6,529)
JPY	62,664,000	USD	398,163	SSB	1/31/2025	1,231	—
KRW	1,989,883,000	USD	1,378,885	CITI	1/31/2025	—	(30,618)
KZT	13,950,000	USD	27,734	BOA	2/13/2025	—	(1,402)
KZT	13,950,000	USD	27,775	CITI	2/13/2025	—	(1,443)
KZT	13,800,000	USD	27,139	GSI	3/19/2025	—	(1,316)
MXN	29,975,000	USD	1,481,439	SSB	1/31/2025	—	(50,874)
MXN	7,291,000	USD	356,134	HSBC	3/19/2025	—	(10,830)
MXN	2,450,000	USD	119,335	SSB	3/19/2025	—	(3,302)
MYR	1,766,000	USD	400,136	HSBC	3/19/2025	—	(5,483)
NGN	70,108,000	USD	41,654	CITI	1/13/2025	3,456	—
NGN	28,949,000	USD	17,545	GSI	1/22/2025	987	—
NGN	58,327,000	USD	32,934	BOA	3/19/2025	3,128	—
NOK	14,233,000	USD	1,259,130	CITI	1/31/2025	—	(8,877)
NOK	3,724,000	USD	327,686	HSBC	1/31/2025	—	(563)
NOK	6,959,000	USD	612,658	JPM	1/31/2025	—	(1,367)
NZD	1,522,000	USD	856,098	BOA	1/31/2025	—	(4,411)
NZD	327,000	USD	183,840	CITI	1/31/2025	—	(856)
NZD	1,695,000	USD	953,210	SCB	1/31/2025	—	(4,716)
PEN	1,163,000	USD	311,255	CITI	3/19/2025	—	(2,401)
PHP	2,710,000	USD	46,298	JPM	3/19/2025	66	—
PLN	105,000	USD	25,795	CITI	3/19/2025	—	(445)
PLN	45,000	USD	11,038	DB	3/19/2025	—	(173)
PLN	2,458,000	USD	603,197	GSI	3/19/2025	—	(9,755)
RON	626,000	USD	131,609	BARC	3/19/2025	—	(1,844)
RON	793,000	USD	166,903	MSI	3/19/2025	—	(2,519)
SGD	945,000	USD	698,784	BARC	1/31/2025	—	(5,989)
SGD	35,000	USD	26,262	MSI	3/19/2025	—	(555)
THB	24,514,000	USD	727,418	BARC	3/19/2025	—	(4,826)
TRY	8,142,000	USD	221,702	BARC	1/31/2025	2,099	—
TRY	802,000	USD	21,080	BARC	3/19/2025	3	—
TRY	7,205,000	USD	186,992	CITI	3/19/2025	2,406	—
USD	5,312,061	AUD	8,468,000	BARC	1/31/2025	70,673	—
USD	54,108	AUD	85,000	DB	3/19/2025	1,492	—
USD	8,174,461	BRL	48,116,000	DB	1/3/2025	385,989	—
USD	7,774,671	BRL	48,116,000	MSI	1/3/2025	—	(13,799)
USD	6,449,628	BRL	40,038,000	MSI	2/4/2025	7,306	—
USD	53,939	BRL	330,000	BOA	3/6/2025	1,128	—
USD	164,620	BRL	1,025,000	CITI	3/6/2025	586	—
USD	49,040	BRL	300,000	JPM	3/6/2025	1,030	—
USD	3,360,166	CAD	4,815,000	BARC	1/31/2025	6,997	—
USD	74,327	CAD	105,000	MSI	3/19/2025	1,074	—
USD	68,039	CHF	60,000	SSB	1/8/2025	1,912	—
USD	1,413,083	CHF	1,256,000	BARC	1/31/2025	25,233	—
USD	353,508	CNY	2,577,000	BARC	1/27/2025	2,235	—
USD	19,155	CNY	139,000	JPM	3/19/2025	177	—
USD	37,212	CNY	270,000	SCB	3/19/2025	349	—
USD	4,879,659	COP	21,474,248,000	CITI	1/31/2025	24,208	—
USD	317,664	COP	1,405,400,000	CITI	3/19/2025	1,923	—
USD	305,169	COP	1,341,737,000	HSBC	3/19/2025	3,730	—
USD	94,884	COP	420,800,000	MSI	3/19/2025	346	—
USD	1,422,844	CZK	34,319,000	BARC	1/31/2025	11,576	—
USD	30,631	CZK	731,000	BARC	3/19/2025	544	—
USD	185,035	EUR	176,000	HSBC	1/8/2025	2,689	—
USD	4,709,599	EUR	4,515,386	BOA	1/31/2025	27,143	—
USD	1,041	EUR	1,000	SCB	1/31/2025	4	—
USD	27,400	EUR	26,000	JPM	3/19/2025	378	—
USD	3,125,175	GBP	2,482,000	JPM	1/31/2025	18,698	—
The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	94,154	GBP	74,000	BARC	3/19/2025	$1,566	—
USD	45,352	GBP	36,000	MSI	3/19/2025	309	—
USD	260,812	HKD	2,026,000	GSI	1/27/2025	—	$(97)
USD	26,718	HUF	10,500,000	DB	3/19/2025	385	—
USD	686,330	IDR	11,146,000,000	BOA	1/31/2025	—	(412)
USD	21,881	IDR	352,000,000	BOA	3/19/2025	272	—
USD	637,997	INR	54,351,000	JPM	1/31/2025	5,048	—
USD	143,599	INR	12,270,000	CITI	3/19/2025	1,337	—
USD	274,676	INR	23,458,000	GSI	3/19/2025	2,696	—
USD	21,392	INR	1,830,000	JPM	3/19/2025	174	—
USD	2,446,990	JPY	380,313,000	JPM	1/31/2025	23,032	—
USD	570,964	MXN	11,596,000	HSBC	1/31/2025	17,542	—
USD	2,581,683	MXN	52,237,000	SSB	1/31/2025	88,658	—
USD	21,467	MXN	440,000	CITI	3/19/2025	629	—
USD	747,007	MXN	15,275,000	HSBC	3/19/2025	23,579	—
USD	49,644	MXN	1,020,000	MSI	3/19/2025	1,336	—
USD	370,552	MYR	1,660,000	HSBC	1/31/2025	146	—
USD	26,920	MYR	120,000	HSBC	3/19/2025	103	—
USD	41,839	NGN	66,064,000	CITI	1/13/2025	—	(668)
USD	6,074,132	NOK	68,661,000	CITI	1/31/2025	42,825	—
USD	196,263	NZD	335,000	HSBC	1/8/2025	8,829	—
USD	9,392,724	NZD	16,562,000	HSBC	1/31/2025	124,902	—
USD	54,994	NZD	95,000	GSI	3/19/2025	1,800	—
USD	53,670	PEN	200,000	BOA	3/19/2025	556	—
USD	1,093,549	PHP	64,421,000	BOA	1/31/2025	—	(11,570)
USD	45,862	PHP	2,710,000	CITI	3/19/2025	—	(501)
USD	97,047	PLN	400,000	BARC	1/8/2025	213	—
USD	1,391,243	PLN	5,697,000	JPM	1/31/2025	13,223	—
USD	26,853	PLN	110,000	MSI	3/19/2025	296	—
USD	16,875	RON	80,000	GSI	3/19/2025	291	—
USD	175,290	SEK	1,925,000	HSBC	1/31/2025	1,042	—
USD	1,421,230	SGD	1,922,000	BARC	1/31/2025	12,180	—
USD	56,033	SGD	75,000	BOA	3/19/2025	947	—
USD	18,625	SGD	25,000	MSI	3/19/2025	263	—
USD	702,707	THB	24,060,000	BARC	1/31/2025	—	(4,002)
USD	45,785	THB	1,560,000	GSI	3/19/2025	—	(199)
USD	156,857	TRY	5,975,000	BARC	3/19/2025	—	(208)
USD	74,239	TRY	2,864,000	CITI	3/19/2025	—	(1,047)
USD	19,946	UYU	845,000	HSBC	3/19/2025	776	—
USD	576,916	ZAR	10,640,000	BARC	1/31/2025	14,579	—
USD	352,052	ZAR	6,515,000	BOA	1/31/2025	7,726	—
USD	66,975	ZAR	1,220,000	BOA	3/19/2025	2,771	—
USD	225,409	ZAR	4,064,000	HSBC	3/19/2025	11,536	—
UYU	845,000	USD	19,472	CITI	3/19/2025	—	(301)
ZAR	25,415,000	USD	1,378,037	BARC	1/31/2025	—	(34,823)
ZAR	10,640,000	USD	571,643	SSB	1/31/2025	—	(9,306)
						$1,026,840	$(358,591)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	89,120,000	NOK	NOK NIBOR NIBR	Fixed 3.740%	Annual	Semi-Annual	Jun 2026	—	$67,917	$67,917
Centrally cleared	2,440,000	AUD	AUD BBR BBSW	Fixed 4.190%	Semi-Annual	Semi-Annual	Sep 2028	$(264)	8,948	8,684
Centrally cleared	24,530,000	CNY	Fixed 2.445%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(127,456)	(127,456)
Centrally cleared	9,355,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(49,676)	(49,676)
Centrally cleared	15,265,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(80,959)	(80,959)
Centrally cleared	12,020,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(59,436)	(59,436)
Centrally cleared	12,025,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(57,164)	(57,164)
Centrally cleared	450,000	USD	Fixed 3.704%	USD Compounded SOFR	Annual	Annual	May 2029	—	5,549	5,549
Centrally cleared	23,960,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(88,302)	(88,302)
Centrally cleared	11,025,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(22,910)	(22,910)
The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	225,000	USD	Fixed 3.825%	USD Compounded SOFR	Annual	Annual	Sep 2034	—	$4,828	$4,828
Centrally cleared	1,420,000	CHF	Fixed 1.009%	CHF SARON Compounded OIS	Annual	Annual	Sep 2029	—	(33,922)	(33,922)
Centrally cleared	1,355,000	CHF	Fixed 0.885%	CHF SARON Compounded OIS	Annual	Annual	Sep 2034	—	(23,197)	(23,197)
Centrally cleared	1,240,000	CHF	Fixed 0.785%	CHF SARON Compounded OIS	Annual	Annual	Dec 2034	—	(13,280)	(13,280)
Centrally cleared	910,000	NZD	Fixed 3.970%	NZD BBR FRA	Semi-Annual	Quarterly	Mar 2035	$682	(2,511)	(1,829)
Centrally cleared	3,140,000	SEK	SEK STIBOR SIDE	Fixed 2.690%	Annual	Quarterly	Mar 2035	42	(813)	(771)
Centrally cleared	11,940,000	NOK	NOK NIBOR NIBR	Fixed 4.000%	Annual	Semi-Annual	Mar 2035	6	(1,272)	(1,266)
Centrally cleared	1,565,000	EUR	Fixed 1.660%	EUR EONIA Compounded OIS	Annual	Semi-Annual	Dec 2054	1,342	16,699	18,041
Centrally cleared	410,000	GBP	GBP SONIA Compounded OIS	Fixed 4.220%	Annual	Annual	Mar 2055	(1,850)	2,207	357
								$(42)	$(454,750)	$(454,792)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Petroleo Brasileiro SA	675,000	USD	$675,000	1.000%	Quarterly	Dec 2029	$19,139	$14,596	$33,735
BOA	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Dec 2029	(3,277)	1,714	(1,563)
GSI	Emirate of Abu Dhabi	2,150,000	USD	2,150,000	1.000%	Quarterly	Dec 2029	(57,266)	2,158	(55,108)
GSI	Government of Malaysia	2,030,000	USD	2,030,000	1.000%	Quarterly	Dec 2029	(56,776)	9,993	(46,783)
GSI	Kingdom of Morocco	520,000	USD	520,000	1.000%	Quarterly	Dec 2029	(1,154)	333	(821)
GSI	Kingdom of Saudi Arabia	1,915,000	USD	1,915,000	1.000%	Quarterly	Dec 2029	(33,497)	2,918	(30,579)
GSI	People's Republic of China	2,055,000	USD	2,055,000	1.000%	Quarterly	Dec 2029	(35,805)	3,821	(31,984)
GSI	Republic of Indonesia	2,060,000	USD	2,060,000	1.000%	Quarterly	Dec 2029	(28,898)	9,362	(19,536)
GSI	Republic of Indonesia	1,545,000	USD	1,545,000	1.000%	Quarterly	Dec 2029	(21,239)	6,587	(14,652)
GSI	Republic of South Africa	3,320,000	USD	3,320,000	1.000%	Quarterly	Dec 2029	113,328	17,879	131,207
GSI	Republic of South Africa	1,685,000	USD	1,685,000	1.000%	Quarterly	Dec 2029	55,141	11,450	66,591
MSI	Republic of Chile	245,000	USD	245,000	1.000%	Quarterly	Dec 2029	(4,944)	949	(3,995)
MSI	State of Qatar	3,040,000	USD	3,040,000	1.000%	Quarterly	Dec 2029	(80,971)	3,757	(77,214)
MSI	United Mexican States	1,315,000	USD	1,315,000	1.000%	Quarterly	Dec 2029	12,864	10,138	23,002
				$22,815,000				$(123,355)	$95,655	$(27,700)
Centrally cleared	CDX.EM.42	24,305,000	USD	24,305,000	1.000%	Quarterly	Dec 2029	627,068	118,123	745,191
Centrally cleared	CDX.EM.IG.42	3,100,000	USD	3,100,000	1.000%	Quarterly	Dec 2029	(37,329)	14,756	(22,573)
Centrally cleared	CDX.NA.HY.43	1,913,675	USD	1,913,675	5.000%	Quarterly	Dec 2029	(144,449)	(5,139)	(149,588)
Centrally cleared	CDX.NA.IG.43	35,710,000	USD	35,710,000	1.000%	Quarterly	Dec 2029	(809,771)	56	(809,715)
Centrally cleared	iTraxx Europe Crossover Series 42 Version 1	635,000	EUR	689,832	5.000%	Quarterly	Dec 2029	(58,277)	5,339	(52,938)
Centrally cleared	iTraxx Europe Senior Financials Series 42 Version 1	4,900,000	EUR	5,323,113	1.000%	Quarterly	Dec 2029	(94,034)	6,407	(87,627)
Centrally cleared	iTraxx Europe Series 42 Version 1	4,665,000	EUR	5,067,821	1.000%	Quarterly	Dec 2029	(105,851)	8,344	(97,507)
Centrally cleared	iTraxx Europe Sub Financials Series 42 Version 1	1,445,000	EUR	1,569,775	1.000%	Quarterly	Dec 2029	7,956	(158)	7,798
				$77,679,216				$(614,687)	$147,728	$(466,959)
				$100,494,216				$(738,042)	$243,383	$(494,659)
The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	0.662%	260,000	EUR	$284,869	5.000%	Quarterly	Dec 2028	$35,674	$9,074	$44,748
BOA	Anglo American Capital PLC	0.662%	260,000	EUR	285,675	5.000%	Quarterly	Dec 2028	35,523	9,225	44,748
					$570,544				$71,197	$18,299	$89,496
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,900,000	Mar 2025	JPM	—	$(11,625)	$(11,625)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	6,155,000	Jun 2025	JPM	—	41,492	41,492
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,835,000	Jun 2025	JPM	—	52,842	52,842
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,420,000	Mar 2025	MSI	—	(8,967)	(8,967)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	7,335,000	Jun 2025	MSI	—	74,987	74,987
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,760,000	Jun 2025	MSI	—	1,491	1,491
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,040,000	Jun 2025	MSI	—	1,689	1,689
								—	$151,909	$151,909

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,970,000	USD	$2,970,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$19,184	$19,184
BARC	2,990,000	USD	2,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	19,313	19,313
BARC	5,640,000	USD	5,640,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	64,275	64,275
BOA	500,000	USD	500,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	111,107	111,107
CITI	440,000	USD	440,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(27)	2,539	2,512
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	28,288	28,288
JPM	1,700,000	USD	1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(37,066)	353,509	316,443
			$15,020,000						$(37,093)	$598,215	$561,122
The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
EONIA	Euro Overnight Index Average
FRA	Forward Rate Agreement
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 55.2%
U.S. Government – 17.4%
U.S. Treasury Bonds
2.500%, 02/15/2045	$83,239,000	$57,753,151
3.375%, 11/15/2048	31,951,000	24,954,579
4.000%, 11/15/2042	206,572,000	185,868,415
4.250%, 08/15/2054	118,141,000	107,886,458
4.625%, 11/15/2044	44,163,000	42,820,881
4.750%, 11/15/2043	119,604,000	118,094,113
U.S. Treasury Notes
4.000%, 01/31/2031	37,146,000	36,241,459
4.125%, 03/31/2031 to 07/31/2031	30,167,000	29,594,851
4.250%, 06/30/2031 to 11/15/2034	213,484,000	209,403,610
4.375%, 12/31/2029	28,623,000	28,608,621
4.500%, 12/31/2031	177,201,000	177,348,515
		1,018,574,653
U.S. Government Agency – 37.8%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036 to 03/01/2052	67,708,436	54,768,135
2.500%, 08/01/2051 to 12/01/2051	33,948,669	28,032,701
3.000%, 03/01/2043 to 06/01/2052	108,262,827	93,806,930
3.500%, 04/01/2044 to 07/01/2052	141,790,768	127,043,628
4.000%, 08/01/2037 to 04/01/2053	150,758,082	139,976,288
4.500%, 12/01/2037 to 04/01/2053	93,044,158	88,953,533
5.000%, 08/01/2052 to 11/01/2054	216,601,006	209,946,266
5.500%, 06/01/2053 to 11/01/2054	50,711,208	50,464,542
Federal National Mortgage Association
2.000%, 06/01/2036 to 02/01/2052	101,253,323	84,903,155
2.500%, 08/01/2035 to 03/01/2052	207,198,241	174,064,633
3.000%, 03/01/2033 to 05/01/2052	224,061,306	194,414,258
3.500%, 06/01/2042 to 09/01/2052	213,674,159	191,823,665
4.000%, 09/01/2037 to 09/01/2052	345,110,309	321,273,466
4.500%, 11/01/2037 to 05/01/2053	262,420,991	249,657,520
5.000%, 07/01/2052 to 11/01/2054	137,233,137	133,084,154
5.500%, 12/01/2052 to 05/01/2054	78,224,806	77,785,031
		2,219,997,905
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,471,148,661)		$3,238,572,558
CORPORATE BONDS – 31.2%
Communication services – 1.4%
AT&T, Inc.
2.750%, 06/01/2031	12,069,000	10,498,464
3.550%, 09/15/2055	12,433,000	8,362,252
Charter Communications Operating LLC
2.800%, 04/01/2031	10,161,000	8,568,775
6.384%, 10/23/2035	8,128,000	8,112,902
Netflix, Inc. 4.875%, 06/15/2030 (A)	7,860,000	7,825,033
T-Mobile USA, Inc.
3.375%, 04/15/2029	6,061,000	5,657,091
3.875%, 04/15/2030	17,794,000	16,743,930
WarnerMedia Holdings, Inc. 4.279%, 03/15/2032	14,965,000	13,187,265
		78,955,712
Consumer discretionary – 1.6%
AutoNation, Inc. 4.750%, 06/01/2030	5,846,000	5,644,122
Booking Holdings, Inc. 4.625%, 04/13/2030	5,214,000	5,165,496
Brunswick Corp. 5.850%, 03/18/2029	2,438,000	2,476,013
Ford Motor Company 3.250%, 02/12/2032	7,627,000	6,343,400
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC
4.000%, 11/13/2030	$8,020,000	$7,224,580
6.054%, 11/05/2031	6,253,000	6,201,736
6.125%, 03/08/2034	12,803,000	12,526,327
7.122%, 11/07/2033	19,336,000	20,180,645
General Motors Financial Company, Inc. 5.600%, 06/18/2031	15,408,000	15,485,083
Hyundai Capital America
5.400%, 01/08/2031 (A)	7,267,000	7,264,587
5.680%, 06/26/2028 (A)	4,718,000	4,786,508
Tapestry, Inc. 5.100%, 03/11/2030	1,686,000	1,667,423
		94,965,920
Consumer staples – 0.3%
Bimbo Bakeries USA, Inc. 6.050%, 01/15/2029 (A)	4,713,000	4,810,649
JBS USA LUX SA
3.625%, 01/15/2032	5,127,000	4,524,316
5.750%, 04/01/2033	6,667,000	6,636,446
Pilgrim's Pride Corp. 6.250%, 07/01/2033	3,954,000	4,028,603
		20,000,014
Energy – 4.1%
Aker BP ASA
3.100%, 07/15/2031 (A)	2,535,000	2,189,280
3.750%, 01/15/2030 (A)	1,411,000	1,310,703
4.000%, 01/15/2031 (A)	3,161,000	2,914,379
5.800%, 10/01/2054 (A)	2,495,000	2,259,877
Antero Resources Corp. 5.375%, 03/01/2030 (A)	6,088,000	5,882,442
Cheniere Energy Partners LP
3.250%, 01/31/2032	13,406,000	11,624,518
5.950%, 06/30/2033	5,987,000	6,128,831
Cheniere Energy, Inc. 5.650%, 04/15/2034	2,748,000	2,763,785
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (A)	4,484,000	4,428,471
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (A)	1,723,000	1,773,505
6.036%, 11/15/2033 (A)	7,180,000	7,365,252
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	4,260,000	3,496,830
4.900%, 06/01/2044	3,549,000	2,870,821
5.750%, 01/15/2031 (A)	7,461,000	7,370,725
Diamondback Energy, Inc. 5.750%, 04/18/2054	6,271,000	5,884,892
DT Midstream, Inc. 5.800%, 12/15/2034 (A)	5,837,000	5,878,087
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	6,888,000	6,658,859
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	8,767,000	8,661,256
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	3,176,000	3,527,434
Energy Transfer LP
5.150%, 03/15/2045	3,478,000	3,043,715

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP (continued)
5.250%, 07/01/2029	$3,751,000	$3,768,854
5.400%, 10/01/2047	8,136,000	7,309,593
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	10,110,000	9,878,622
Expand Energy Corp. 4.750%, 02/01/2032	6,234,000	5,802,637
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	3,182,000	3,591,708
MPLX LP
4.950%, 09/01/2032	3,979,000	3,836,213
5.000%, 03/01/2033	3,412,000	3,276,922
Occidental Petroleum Corp.
5.375%, 01/01/2032	2,492,000	2,440,045
6.050%, 10/01/2054	6,181,000	5,864,470
6.450%, 09/15/2036	8,761,000	8,968,890
6.625%, 09/01/2030	3,170,000	3,317,392
ONEOK, Inc.
5.650%, 11/01/2028	1,132,000	1,155,082
6.050%, 09/01/2033	6,183,000	6,362,481
6.625%, 09/01/2053	5,695,000	5,987,848
Ovintiv, Inc.
6.250%, 07/15/2033	3,404,000	3,484,363
7.200%, 11/01/2031	649,000	696,420
Sabine Pass Liquefaction LLC 4.500%, 05/15/2030	12,438,000	12,048,374
Saudi Arabian Oil Company 5.250%, 07/17/2034 (A)	3,317,000	3,272,048
Suncor Energy, Inc.
3.750%, 03/04/2051	2,331,000	1,633,806
4.000%, 11/15/2047	4,122,000	3,056,979
Targa Resources Corp.
5.500%, 02/15/2035	6,391,000	6,287,609
6.150%, 03/01/2029	3,959,000	4,109,256
Targa Resources Partners LP 4.000%, 01/15/2032	4,769,000	4,338,599
The Williams Companies, Inc.
4.650%, 08/15/2032	2,815,000	2,679,177
4.800%, 11/15/2029	3,254,000	3,210,361
Var Energi ASA 8.000%, 11/15/2032 (A)	11,896,000	13,321,782
Western Midstream Operating LP
4.050%, 02/01/2030	5,559,000	5,214,084
5.450%, 11/15/2034	3,061,000	2,956,669
Whistler Pipeline LLC
5.400%, 09/30/2029 (A)	2,479,000	2,468,991
5.700%, 09/30/2031 (A)	3,099,000	3,094,462
		239,467,399
Financials – 11.2%
Ally Financial, Inc.
6.184%, (6.184% to 7-26-34, then Overnight SOFR + 2.290%), 07/26/2035	3,894,000	3,849,155
8.000%, 11/01/2031	5,015,000	5,544,727
American National Group, Inc. 5.750%, 10/01/2029	2,144,000	2,146,468
Apollo Debt Solutions BDC
6.700%, 07/29/2031 (A)	4,853,000	4,984,026
6.900%, 04/13/2029 (A)	2,718,000	2,811,735
Ares Capital Corp.
2.875%, 06/15/2028	6,127,000	5,647,809
5.875%, 03/01/2029	4,172,000	4,207,322
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Strategic Income Fund
5.600%, 02/15/2030 (A)	$4,613,000	$4,558,969
6.350%, 08/15/2029 (A)	1,889,000	1,922,698
Athene Global Funding
4.721%, 10/08/2029 (A)	3,479,000	3,392,954
5.322%, 11/13/2031 (A)	4,128,000	4,059,405
Athene Holding, Ltd. 3.500%, 01/15/2031	12,378,000	11,157,454
Atlas Warehouse Lending Company LP 6.250%, 01/15/2030 (A)	3,422,000	3,401,407
Banco Santander SA 4.379%, 04/12/2028	5,040,000	4,916,838
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then Overnight SOFR + 1.060%), 06/14/2029	11,760,000	10,673,001
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	9,879,000	8,703,063
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	16,514,000	14,195,279
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	7,554,000	6,691,306
4.571%, (4.571% to 4-27-32, then Overnight SOFR + 1.830%), 04/27/2033	16,830,000	15,993,830
5.425%, (5.425% to 8-15-34, then Overnight SOFR + 1.913%), 08/15/2035	6,372,000	6,201,969
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	7,849,000	8,143,377
Barclays PLC 5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	16,800,000	16,962,796
Blackstone Private Credit Fund
4.000%, 01/15/2029 (B)	3,970,000	3,751,135
5.250%, 04/01/2030 (A)	4,767,000	4,634,007
5.950%, 07/16/2029	2,489,000	2,505,399
7.300%, 11/27/2028	5,251,000	5,522,570
Blackstone Secured Lending Fund 5.350%, 04/13/2028	4,559,000	4,546,961
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (A)	5,173,000	5,179,524
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (A)(C)	1,922,000	2,051,364
BPCE SA 5.716%, (5.716% to 1-18-29, then 1 Year CMT + 1.959%), 01/18/2030 (A)	4,987,000	5,012,140
Brookfield Finance, Inc. 6.300%, (6.300% to 1-15-35, then 5 Year CMT + 2.076%), 01/15/2055	5,783,000	5,654,675
Cantor Fitzgerald LP 7.200%, 12/12/2028 (A)	10,635,000	11,111,826
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	5,665,000	4,794,874

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	$6,377,000	$6,496,469
Citizens Financial Group, Inc.
3.250%, 04/30/2030	5,977,000	5,402,483
5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	5,168,000	5,185,998
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	4,326,000	4,560,538
CNA Financial Corp. 2.050%, 08/15/2030	1,519,000	1,304,345
CNO Financial Group, Inc.
5.250%, 05/30/2029	7,460,000	7,407,458
6.450%, 06/15/2034	3,118,000	3,221,334
CNO Global Funding 4.950%, 09/09/2029 (A)	4,077,000	4,040,642
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	3,900,000	3,943,713
Corebridge Financial, Inc. 6.875%, (6.875% to 12-15-27, then 5 Year CMT + 3.846%), 12/15/2052	1,743,000	1,788,701
Credit Agricole SA
3.250%, 01/14/2030 (A)	10,897,000	9,783,970
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (A)	6,642,000	6,862,552
Deutsche Bank AG 6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	3,804,000	3,980,604
Discover Financial Services 6.700%, 11/29/2032	6,707,000	7,148,172
Enact Holdings, Inc. 6.250%, 05/28/2029	6,227,000	6,345,361
F&G Annuities & Life, Inc. 6.500%, 06/04/2029	2,989,000	3,051,651
Fifth Third Bancorp
4.772%, (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%), 07/28/2030	2,420,000	2,370,939
5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	4,235,000	4,282,182
6.339%, (6.339% to 7-27-28, then Overnight SOFR + 2.340%), 07/27/2029	5,190,000	5,384,565
GA Global Funding Trust 5.200%, 12/09/2031 (A)	4,053,000	3,952,196
Huntington Bancshares, Inc.
5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	2,410,000	2,411,901
6.141%, (6.141% to 11-18-34, then 5 Year CMT + 1.700%), 11/18/2039	1,808,000	1,805,650
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	3,687,000	3,806,421
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
ING Groep NV
5.335%, (5.335% to 3-19-29, then Overnight SOFR + 1.440%), 03/19/2030	$3,270,000	$3,283,024
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	2,482,000	2,569,593
Jefferies Financial Group, Inc. 6.200%, 04/14/2034	5,135,000	5,291,959
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	3,878,000	3,416,380
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	11,196,000	10,014,924
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	2,948,000	2,889,020
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	6,222,000	6,103,615
4.995%, (4.995% to 7-22-29, then Overnight SOFR + 1.125%), 07/22/2030	6,338,000	6,310,590
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	6,182,000	6,176,381
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	6,253,000	6,185,879
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	3,242,000	3,306,020
KeyBank NA 5.000%, 01/26/2033	6,917,000	6,634,210
Lazard Group LLC
4.375%, 03/11/2029	4,640,000	4,520,129
6.000%, 03/15/2031	3,245,000	3,331,952
Lloyds Banking Group PLC 6.750%, (6.750% to 9-27-31, then 5 Year CMT + 3.150%), 09/27/2031 (C)	3,624,000	3,466,001
M&T Bank Corp.
5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (C)	5,760,000	5,672,539
5.385%, (5.385% to 1-16-35, then Overnight SOFR + 1.610%), 01/16/2036	4,642,000	4,497,087
Macquarie Airfinance Holdings, Ltd. 5.150%, 03/17/2030 (A)	1,381,000	1,349,018
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (A)	4,283,000	3,905,013
MassMutual Global Funding II 4.350%, 09/17/2031 (A)	4,866,000	4,672,126
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	5,277,000	5,378,941
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	3,782,000	3,131,557

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	$10,395,000	$8,454,597
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	10,146,000	10,160,486
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	7,518,000	7,394,775
NatWest Group PLC
7.300%, (7.300% to 5-19-35, then 5 Year CMT + 2.937%), 11/19/2034 (C)	6,127,000	6,042,154
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (C)	10,129,000	10,787,658
NMI Holdings, Inc. 6.000%, 08/15/2029	5,795,000	5,819,705
Nordea Bank ABP 6.300%, (6.300% to 3-25-32, then 5 Year CMT + 2.660%), 09/25/2031 (A)(C)	9,344,000	8,927,389
Radian Group, Inc. 6.200%, 05/15/2029 (B)	8,396,000	8,616,247
Regions Financial Corp.
5.502%, (5.502% to 9-6-34, then Overnight SOFR + 2.060%), 09/06/2035	9,553,000	9,328,459
5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	2,506,000	2,540,663
SBL Holdings, Inc. 5.000%, 02/18/2031 (A)	2,552,000	2,289,377
Sixth Street Lending Partners 5.750%, 01/15/2030 (A)	2,920,000	2,874,198
Societe Generale SA
5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (A)	2,683,000	2,678,014
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (A)(B)	2,056,000	2,039,487
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (A)	8,535,000	6,830,924
The Bank of New York Mellon Corp. 4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030	3,758,000	3,763,151
The Charles Schwab Corp.
5.643%, (5.643% to 5-19-28, then Overnight SOFR + 2.210%), 05/19/2029	2,576,000	2,628,075
5.853%, (5.853% to 5-19-33, then Overnight SOFR + 2.500%), 05/19/2034	3,582,000	3,687,169
6.196%, (6.196% to 11-17-28, then Overnight SOFR + 1.878%), 11/17/2029	7,054,000	7,352,951
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	20,507,000	17,474,527
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	$6,452,000	$5,453,416
The PNC Financial Services Group, Inc.
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	6,017,000	5,856,182
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	3,752,000	3,864,411
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (C)	3,312,000	3,343,179
Truist Financial Corp.
5.153%, (5.153% to 8-5-31, then Overnight SOFR + 1.571%), 08/05/2032	6,104,000	6,032,605
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	7,465,000	7,530,887
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	5,481,000	5,580,205
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	3,637,000	3,889,036
Trust Fibra Uno 7.375%, 02/13/2034 (A)	6,024,000	6,010,365
U.S. Bancorp
4.839%, (4.839% to 2-1-33, then Overnight SOFR + 1.600%), 02/01/2034	7,021,000	6,720,736
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	2,790,000	2,813,046
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	5,750,000	5,861,535
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (A)	4,850,000	4,881,185
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (A)	3,758,000	3,930,919
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (A)(C)	3,279,000	3,544,833
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (A)(C)	2,445,000	2,801,801
Wells Fargo & Company
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	7,430,000	6,702,039
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	19,630,000	17,208,587
5.211%, (5.211% to 12-3-34, then Overnight SOFR + 1.380%), 12/03/2035	5,812,000	5,654,896

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	$8,718,000	$9,267,038
		658,210,773
Health care – 2.6%
Amgen, Inc.
5.250%, 03/02/2030 to 03/02/2033	20,921,000	20,885,261
5.650%, 03/02/2053	7,043,000	6,780,770
Cencora, Inc. 2.800%, 05/15/2030	4,627,000	4,153,880
Centene Corp.
2.625%, 08/01/2031	7,880,000	6,488,987
4.625%, 12/15/2029	13,358,000	12,633,463
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (A)	10,844,000	8,909,420
3.750%, 06/15/2029 (A)	10,836,000	10,097,030
HCA, Inc. 5.450%, 04/01/2031	5,006,000	4,995,926
Horizon Mutual Holdings, Inc. 6.200%, 11/15/2034 (A)	6,064,000	5,929,303
Icon Investments Six DAC 5.849%, 05/08/2029	3,334,000	3,397,435
IQVIA, Inc. 6.250%, 02/01/2029	3,483,000	3,601,203
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	5,990,000	5,820,371
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	10,161,000	8,456,726
Royalty Pharma PLC 5.150%, 09/02/2029	2,910,000	2,901,830
Solventum Corp.
5.400%, 03/01/2029 (A)	5,207,000	5,220,088
5.450%, 03/13/2031 (A)	9,411,000	9,403,568
Thermo Fisher Scientific, Inc. 4.977%, 08/10/2030	3,052,000	3,078,252
Universal Health Services, Inc. 2.650%, 10/15/2030	5,928,000	5,095,181
Viatris, Inc.
2.700%, 06/22/2030	9,127,000	7,917,298
4.000%, 06/22/2050	21,910,000	14,927,789
		150,693,781
Industrials – 3.1%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	3,322,000	3,076,039
3.300%, 01/30/2032	14,624,000	12,742,173
Air Canada 2015-2 Class AA Pass Through Trust 3.750%, 12/15/2027 (A)	3,726,009	3,572,445
American Airlines 2014-1 Class A Pass Through Trust 3.700%, 10/01/2026	2,397,625	2,330,980
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	6,454,145	6,161,023
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	5,652,117	5,435,040
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	3,670,896	3,449,524
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	4,324,338	4,115,579
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	$3,704,482	$3,403,472
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	7,276,613	6,454,451
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	5,310,636	4,803,456
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	5,322,597	4,646,810
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	1,148,820	1,062,170
Ashtead Capital, Inc.
5.500%, 08/11/2032 (A)	7,146,000	7,054,206
5.550%, 05/30/2033 (A)	5,943,000	5,850,487
5.950%, 10/15/2033 (A)	6,014,000	6,082,081
BAE Systems PLC 5.250%, 03/26/2031 (A)	2,370,000	2,374,498
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (A)	1,337,900	1,256,036
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (A)	2,261,480	2,143,704
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (A)	1,363,065	1,408,706
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (A)	3,427,000	3,542,906
Concentrix Corp. 6.600%, 08/02/2028 (B)	6,397,000	6,554,423
DAE Funding LLC 3.375%, 03/20/2028 (A)	6,526,000	6,095,728
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)	6,881,678	6,787,696
Embraer Netherlands Finance BV 7.000%, 07/28/2030 (A)	7,399,000	7,695,049
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	5,388,338	4,677,273
Owens Corning
3.500%, 02/15/2030	1,563,000	1,451,360
5.700%, 06/15/2034	6,321,000	6,421,223
Quanta Services, Inc. 5.250%, 08/09/2034	3,151,000	3,077,890
Regal Rexnord Corp. 6.400%, 04/15/2033	3,541,000	3,653,575
Stanley Black & Decker, Inc. 2.300%, 03/15/2030	3,867,000	3,351,679
The Boeing Company 6.298%, 05/01/2029	2,331,000	2,416,238
Uber Technologies, Inc.
4.500%, 08/15/2029 (A)	4,275,000	4,134,302
4.800%, 09/15/2034	1,831,000	1,752,393
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	6,474,162	6,074,374
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	1,560,888	1,538,784

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	$2,194,811	$2,042,260
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	6,991,415	7,140,068
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	6,437,871	6,565,227
United Airlines 2024-1 Class A Pass Through Trust 5.875%, 02/15/2037	4,980,000	5,067,320
United Airlines 2024-1 Class AA Pass Through Trust 5.450%, 02/15/2037	5,416,000	5,423,555
		182,886,203
Information technology – 2.8%
AppLovin Corp.
5.375%, 12/01/2031	3,378,000	3,378,878
5.500%, 12/01/2034	3,503,000	3,476,897
Atlassian Corp. 5.250%, 05/15/2029	3,608,000	3,634,860
Autodesk, Inc. 2.850%, 01/15/2030	2,698,000	2,442,979
Broadcom, Inc.
3.419%, 04/15/2033 (A)	10,457,000	9,153,342
3.469%, 04/15/2034 (A)	3,032,000	2,627,714
4.550%, 02/15/2032	2,361,000	2,283,151
4.750%, 04/15/2029	15,949,000	15,841,837
CDW LLC
5.100%, 03/01/2030	1,946,000	1,916,593
5.550%, 08/22/2034	2,595,000	2,557,722
Dell International LLC
5.300%, 10/01/2029	2,419,000	2,442,229
5.400%, 04/15/2034	12,507,000	12,476,818
Flex, Ltd. 5.250%, 01/15/2032	1,770,000	1,740,454
Foundry JV Holdco LLC
5.875%, 01/25/2034 (A)	4,745,000	4,641,899
6.150%, 01/25/2032 (A)	11,141,000	11,240,432
Gartner, Inc. 4.500%, 07/01/2028 (A)	5,454,000	5,314,627
Marvell Technology, Inc. 5.950%, 09/15/2033	7,786,000	8,083,599
Micron Technology, Inc.
2.703%, 04/15/2032	4,217,000	3,533,793
5.300%, 01/15/2031	2,835,000	2,832,162
5.327%, 02/06/2029	6,147,000	6,175,973
6.750%, 11/01/2029	11,139,000	11,859,409
Motorola Solutions, Inc.
2.300%, 11/15/2030	8,185,000	7,008,754
2.750%, 05/24/2031	7,931,000	6,867,872
Oracle Corp.
2.950%, 04/01/2030	5,548,000	5,008,243
5.550%, 02/06/2053	9,475,000	8,951,916
Qorvo, Inc.
3.375%, 04/01/2031 (A)	4,008,000	3,427,849
4.375%, 10/15/2029	3,050,000	2,860,389
TD SYNNEX Corp.
2.650%, 08/09/2031	3,461,000	2,910,770
6.100%, 04/12/2034	2,764,000	2,836,466
VMware LLC 4.700%, 05/15/2030	8,734,000	8,545,115
		166,072,742
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 0.3%
Cemex SAB de CV 3.875%, 07/11/2031 (A)	$5,818,000	$5,071,056
Freeport-McMoRan, Inc.
5.400%, 11/14/2034	5,345,000	5,285,557
5.450%, 03/15/2043	3,806,000	3,556,090
Vulcan Materials Company 5.350%, 12/01/2034	2,344,000	2,336,928
		16,249,631
Real estate – 0.9%
American Tower Corp.
3.800%, 08/15/2029	9,785,000	9,263,162
5.200%, 02/15/2029	5,450,000	5,482,213
CoStar Group, Inc. 2.800%, 07/15/2030 (A)	7,216,000	6,301,262
GLP Capital LP
3.250%, 01/15/2032	1,916,000	1,641,061
4.000%, 01/15/2030	2,026,000	1,886,976
Prologis Targeted U.S. Logistics Fund LP 5.250%, 04/01/2029 to 01/15/2035 (A)	13,629,000	13,570,688
VICI Properties LP 5.125%, 11/15/2031 to 05/15/2032	17,602,000	17,151,147
		55,296,509
Utilities – 2.9%
American Electric Power Company, Inc. 5.625%, 03/01/2033	1,903,000	1,922,421
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (A)	2,415,235	2,578,404
CenterPoint Energy, Inc.
6.850%, (6.850% to 2-15-35, then 5 Year CMT + 2.946%), 02/15/2055	5,542,000	5,661,363
7.000%, (7.000% to 2-15-30, then 5 Year CMT + 3.254%), 02/15/2055	5,561,000	5,720,178
Constellation Energy Generation LLC
6.125%, 01/15/2034	2,070,000	2,166,799
6.500%, 10/01/2053	3,014,000	3,192,615
Dominion Energy, Inc.
3.375%, 04/01/2030	4,662,000	4,288,220
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	4,416,000	4,588,896
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	2,015,000	2,127,808
Duke Energy Carolinas LLC 4.950%, 01/15/2033	5,550,000	5,457,656
Duke Energy Corp.
2.450%, 06/01/2030	1,606,000	1,407,684
5.750%, 09/15/2033	6,656,000	6,824,046
Electricite de France SA 5.650%, 04/22/2029 (A)	8,269,000	8,446,486
Eversource Energy 5.125%, 05/15/2033	5,079,000	4,934,476
Georgia Power Company 4.950%, 05/17/2033	3,179,000	3,113,168
Indianapolis Power & Light Company 5.650%, 12/01/2032 (A)	8,633,000	8,712,201
National Grid PLC 5.809%, 06/12/2033	7,640,000	7,792,746
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	12,787,000	11,055,652
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	2,781,000	2,830,484
NiSource, Inc.
1.700%, 02/15/2031	1,555,000	1,271,487
3.600%, 05/01/2030	4,265,000	3,978,337

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc.
4.450%, 06/15/2029 (A)	$4,211,000	$4,021,852
7.000%, 03/15/2033 (A)	6,323,000	6,825,199
Pacific Gas & Electric Company
4.950%, 07/01/2050	2,999,000	2,602,499
5.800%, 05/15/2034	4,575,000	4,678,035
San Diego Gas & Electric Company 4.950%, 08/15/2028	9,947,000	9,990,543
Sempra
5.500%, 08/01/2033	5,830,000	5,841,949
6.400%, (6.400% to 10-1-34, then 5 Year CMT + 2.632%), 10/01/2054	5,557,000	5,509,909
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	4,358,000	4,406,672
The Southern Company
5.200%, 06/15/2033	2,123,000	2,098,693
5.700%, 03/15/2034	5,353,000	5,463,504
Vistra Operations Company LLC
4.300%, 07/15/2029 (A)	9,835,000	9,386,036
6.000%, 04/15/2034 (A)	6,950,000	7,042,789
6.950%, 10/15/2033 (A)	4,932,000	5,306,847
		171,245,654
TOTAL CORPORATE BONDS (Cost $1,879,051,439)		$1,834,044,338
MUNICIPAL BONDS – 0.4%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	5,178,000	4,118,475
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,967,000	3,679,173
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	8,929,000	6,046,662
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	2,540,000	1,845,479
Regents of the University of California Medical Center 3.006%, 05/15/2050	8,900,000	5,817,627
TOTAL MUNICIPAL BONDS (Cost $30,628,061)		$21,507,416
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.7%
Commercial and residential – 3.7%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (A)(D)	1,559,256	1,470,265
Series 2021-4, Class A1, 1.035%, 01/20/2065 (A)(D)	4,513,100	3,706,293
Series 2021-5, Class A1, 0.951%, 07/25/2066 (A)(D)	3,930,229	3,324,719
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (A)	4,287,336	4,184,499
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter), 4.950%, 07/25/2068 (A)	6,847,819	6,721,917
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (A)(D)	2,267,703	1,977,782
BAHA Trust Series 2024-MAR, Class A 6.171%, 12/10/2041 (A)(D)	4,962,000	5,009,513
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A 3.218%, 04/14/2033 (A)	$2,121,000	$2,103,249
BBCMS Mortgage Trust
Series 2020-C6, Class A2, 2.690%, 02/15/2053	1,918,397	1,840,423
Series 2024-5C29, Class A3, 5.208%, 09/15/2057	7,135,000	7,158,927
Series 2024-5C31, Class A3, 5.609%, 12/15/2057	1,692,000	1,726,277
Benchmark Mortgage Trust Series 2024-V12, Class A3 5.738%, 12/15/2057	4,481,000	4,593,547
BMO Mortgage Trust Series 2024-5C8, Class A3 5.625%, 12/15/2057 (D)	1,751,000	1,783,242
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (A)(D)	1,906,250	1,763,929
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.011%, 01/15/2034 (A)(E)	1,344,000	1,340,350
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	3,485,000	3,501,199
BXHPP Trust Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) 5.611%, 08/15/2036 (A)(E)	11,543,000	10,828,540
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	5,705,775	5,376,275
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	2,902,037	2,853,370
Series 2023-SMRT, Class A, 5.820%, 10/12/2040 (A)(D)	4,564,000	4,638,376
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (A)(D)	2,638,828	2,157,709
Series 2021-3, Class A1, 0.956%, 09/27/2066 (A)(D)	4,333,464	3,465,197
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (A)(D)	2,679,781	2,243,386
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (A)(D)	7,692,973	6,530,139
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.683%, 11/10/2046 (A)(D)	4,291,000	3,299,063
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A, 2.257%, 08/15/2037 (A)	1,111,557	1,083,317
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (A)(D)	5,579,959	4,552,827
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (A)(D)	1,146,142	1,009,646
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (A)(D)	1,802,967	1,526,514

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (A)(D)	$2,248,899	$1,848,911
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (A)(D)	5,512,337	4,513,642
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (A)(D)	7,427,424	6,167,809
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	4,731,342	4,529,952
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (A)(D)	3,143,810	2,743,144
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (A)(D)	549,415	467,267
Series 2021-2, Class A1, 0.931%, 06/25/2066 (A)(D)	3,199,882	2,608,446
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (A)(D)	6,659,155	5,317,888
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (A)(D)	1,305,932	1,119,070
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (A)(D)	1,457,626	1,218,948
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (A)(D)	2,959,282	2,515,999
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (A)(D)	724,022	676,738
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (A)(D)	1,793,361	1,577,199
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (A)(D)	2,398,502	2,044,795
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (A)(D)	1,688,139	1,558,999
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (A)(D)	2,023,621	1,885,939
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (A)(D)	4,791,292	4,022,060
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A 4.312%, 11/05/2041 (A)(D)	2,963,000	2,827,559
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (A)	1,379,056	1,269,484
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (A)(D)	1,786,571	1,461,324
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (A)(D)	3,218,555	2,609,326
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (A)(D)	4,440,348	3,574,873
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (A)(D)	4,064,753	3,525,482
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
ROCK Trust
Series 2024-CNTR, Class A, 5.388%, 11/13/2041 (A)	$4,162,000	$4,150,397
Series 2024-CNTR, Class D, 7.109%, 11/13/2041 (A)	5,978,000	6,067,647
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (A)	8,579,000	7,114,973
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (A)(D)	1,374,195	1,273,204
Series 2022-1, Class A1, 2.447%, 12/25/2066 (A)(D)	4,721,850	4,102,211
Towd Point Mortgage Trust
Series 2018-4, Class A1, 3.000%, 06/25/2058 (A)(D)	2,023,551	1,881,473
Series 2019-4, Class A1, 2.900%, 10/25/2059 (A)(D)	2,398,564	2,281,914
Series 2020-4, Class A1, 1.750%, 10/25/2060 (A)	3,244,820	2,906,621
Series 2024-1, Class A1, 4.707%, 03/25/2064 (A)(D)	6,405,777	6,395,572
Series 2024-3, Class A1A, 5.153%, 07/25/2065 (A)(D)	3,607,809	3,550,985
Series 2024-4, Class A1A, 4.391%, 10/27/2064 (A)(D)	2,409,377	2,339,965
Verus Securitization Trust
Series 2020-5, Class A1, 2.218%, 05/25/2065 (A)	968,630	936,799
Series 2021-1, Class A1, 0.815%, 01/25/2066 (A)(D)	2,239,019	1,966,830
Series 2021-3, Class A1, 1.046%, 06/25/2066 (A)(D)	2,722,037	2,285,047
Series 2021-4, Class A1, 0.938%, 07/25/2066 (A)(D)	2,518,391	2,103,304
Series 2021-5, Class A1, 1.013%, 09/25/2066 (A)(D)	2,461,544	2,046,865
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (A)(D)	2,058,459	1,862,643
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (A)	1,416,727	1,345,099
		216,466,893
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp. Series K048, Class X1 IO 0.192%, 06/25/2025	132,133,597	71,009
Government National Mortgage Association
Series 2012-114, Class IO, 0.628%, 01/16/2053	11,908,175	186,015
Series 2016-174, Class IO, 0.889%, 11/16/2056	9,311,256	389,684
Series 2017-109, Class IO, 0.229%, 04/16/2057	11,220,546	152,769
Series 2017-124, Class IO, 0.626%, 01/16/2059	11,620,556	401,824
Series 2017-135, Class IO, 0.714%, 10/16/2058	35,127,843	1,180,587
Series 2017-140, Class IO, 0.486%, 02/16/2059	18,571,036	519,764
Series 2017-159, Class IO, 0.431%, 06/16/2059	26,348,069	677,404

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-20, Class IO, 0.520%, 12/16/2058	$24,462,165	$565,142
Series 2017-22, Class IO, 0.748%, 12/16/2057	11,905,215	428,550
Series 2017-41, Class IO, 0.565%, 07/16/2058	7,987,782	214,835
Series 2017-46, Class IO, 0.651%, 11/16/2057	12,337,040	461,956
Series 2017-61, Class IO, 0.701%, 05/16/2059	14,050,188	508,190
Series 2018-158, Class IO, 0.792%, 05/16/2061	19,534,721	1,123,526
Series 2018-69, Class IO, 0.607%, 04/16/2060	20,588,653	918,443
Series 2019-131, Class IO, 0.803%, 07/16/2061	26,195,331	1,485,231
Series 2020-100, Class IO, 0.786%, 05/16/2062	27,864,380	1,658,619
Series 2020-108, Class IO, 0.847%, 06/16/2062	67,205,280	3,872,738
Series 2020-114, Class IO, 0.801%, 09/16/2062	66,276,622	3,615,429
Series 2020-118, Class IO, 0.883%, 06/16/2062	48,531,039	3,000,529
Series 2020-119, Class IO, 0.607%, 08/16/2062	26,712,487	1,243,381
Series 2020-120, Class IO, 0.768%, 05/16/2062	15,099,188	886,975
Series 2020-137, Class IO, 0.797%, 09/16/2062	86,088,316	4,951,783
Series 2020-150, Class IO, 0.964%, 12/16/2062	43,624,890	2,746,518
Series 2020-170, Class IO, 0.835%, 11/16/2062	56,470,992	3,608,265
Series 2020-92, Class IO, 0.880%, 02/16/2062	63,934,788	3,711,798
Series 2021-10, Class IO, 0.987%, 05/16/2063	40,800,264	2,881,058
Series 2021-11, Class IO, 1.021%, 12/16/2062	63,174,331	4,611,265
Series 2021-203, Class IO, 0.870%, 07/16/2063	53,542,258	3,467,038
Series 2021-3, Class IO, 0.869%, 09/16/2062	74,191,309	4,702,861
Series 2021-40, Class IO, 0.822%, 02/16/2063	19,212,251	1,178,335
Series 2022-181, Class IO, 0.718%, 07/16/2064	20,220,063	1,259,395
Series 2022-21, Class IO, 0.784%, 10/16/2063	18,387,364	1,053,561
Series 2023-197, Class IO, 1.317%, 09/16/2065	13,178,922	1,131,620
		58,866,097
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $362,571,563)		$275,332,990
ASSET-BACKED SECURITIES – 7.5%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/29/2030 (A)	4,667,172	4,580,265
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
AGL Core CLO, Ltd. Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) 6.600%, 07/20/2037 (A)(E)	$5,442,000	$5,475,278
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (A)	1,331,000	1,265,296
Series 2023-2A, Class A2 6.500%, 11/16/2048 (A)	4,198,000	4,298,452
AMSR Trust Series 2021-SFR1, Class B 2.153%, 06/17/2038 (A)	5,614,000	5,051,075
APIDOS CLO XLVIII, Ltd. Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) 6.755%, 07/25/2037 (A)(E)	3,679,000	3,691,255
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (A)	1,720,594	1,576,568
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (A)	8,763,040	8,320,553
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A 5.360%, 06/20/2030 (A)	5,559,000	5,636,106
Ballyrock CLO, Ltd. Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) 6.844%, 07/25/2037 (A)(E)	2,734,000	2,752,974
Battalion CLO XXV, Ltd. Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) 6.247%, 03/13/2037 (A)(E)	2,371,000	2,385,250
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (A)	5,733,850	5,180,613
Capital Automotive REIT
Series 2024-2A, Class A2 5.250%, 05/15/2054 (A)	1,909,971	1,881,090
Series 2024-3A, Class A1 4.400%, 10/15/2054 (A)	4,104,540	3,911,180
CARS-DB7 LP Series 2023-1A, Class A1 5.750%, 09/15/2053 (A)	7,465,100	7,533,636
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (A)	7,713,700	7,536,777
Series 2021-1A, Class A1 1.530%, 03/15/2061 (A)	6,834,630	6,479,600
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (A)	6,203,316	5,684,878
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (A)	4,268,799	3,856,175
Series 2022-1A, Class A 2.720%, 01/18/2047 (A)	4,112,873	3,693,605
Cloud Capital Holdco LP Series 2024-2A, Class A2 5.923%, 11/22/2049 (A)	3,609,000	3,583,104
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/2049 (A)	4,135,000	4,113,166
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (A)	6,638,000	6,384,973

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CyrusOne Data Centers Issuer I LLC (continued)
Series 2024-2A, Class A2 4.500%, 05/20/2049 (A)	$6,239,000	$5,946,194
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (A)	10,204,000	9,821,759
Series 2021-2A, Class A2 2.400%, 10/25/2051 (A)	7,833,000	7,406,678
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (A)	2,739,685	2,657,550
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (A)	9,908,550	9,378,854
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (A)	7,537,000	7,041,968
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (A)	7,108,280	6,919,476
Series 2019-1A, Class A2 3.668%, 10/25/2049 (A)	2,664,000	2,467,796
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (A)	5,659,950	5,141,274
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (A)	5,297,498	4,960,900
Series 2021-1A, Class A2 2.791%, 10/20/2051 (A)	6,309,983	5,704,120
Series 2024-1A, Class A2 6.372%, 10/20/2054 (A)	7,225,890	7,351,694
Elmwood CLO IV, Ltd. Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) 6.092%, 04/18/2037 (A)(E)	4,059,000	4,081,247
ExteNet Issuer LLC Series 2024-1A, Class A2 5.335%, 07/25/2054 (A)	6,316,000	6,256,128
FirstKey Homes Trust Series 2021-SFR1, Class C 1.888%, 08/17/2038 (A)	8,099,000	7,666,803
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (A)	3,257,000	3,284,725
GMF Floorplan Owner Revolving Trust Series 2024-2A, Class A 5.060%, 03/15/2031 (A)	7,413,000	7,477,385
GoldenTree Loan Management US CLO, Ltd. Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) 6.067%, 07/20/2037 (A)(E)	2,414,000	2,418,152
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (A)	2,258,382	2,223,815
Series 2021-1A, Class A2 2.773%, 04/20/2029 (A)	4,350,637	4,291,240
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (A)	6,407,000	6,160,842
Hotwire Funding LLC
Series 2021-1, Class A2 2.311%, 11/20/2051 (A)	5,301,000	5,010,470
Series 2023-1A, Class A2 5.687%, 05/20/2053 (A)	5,519,000	5,549,013
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust Series 2024-SFR1, Class A 4.000%, 09/17/2041 (A)	$6,355,114	$6,033,899
Jersey Mike's Funding LLC Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	2,972,000	2,935,062
Magnetite XL, Ltd. Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) 6.782%, 07/15/2037 (A)(E)	3,851,000	3,878,512
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 6.560%, 04/20/2053 (A)	3,616,000	3,706,362
Series 2024-1A, Class A2 6.230%, 04/20/2054 (A)	5,456,000	5,565,569
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (A)	6,055,467	5,905,461
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (A)	2,421,565	2,111,532
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (A)	8,957,130	8,252,851
Series 2022-1A, Class A2 3.695%, 01/30/2052 (A)	4,243,018	3,847,124
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (A)	8,463,000	7,803,089
Series 2021-1, Class B1 2.410%, 10/20/2061 (A)	4,174,000	3,747,114
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (A)	989,341	972,957
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (A)	845,249	815,258
OHA Credit Partners XI, Ltd. Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) 6.077%, 04/20/2037 (A)(E)	2,828,000	2,847,522
Palmer Square CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) 6.694%, 07/20/2037 (A)(E)	2,964,000	2,972,732
Progress Residential Trust Series 2024-SFR1, Class A 3.350%, 02/17/2041 (A)	5,021,305	4,675,191
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (A)	7,117,000	7,002,886
RIN II, Ltd. Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) 5.869%, 01/15/2038 (A)(E)	3,022,000	3,022,517
SEB Funding LLC Series 2024-1A, Class A2 7.386%, 04/30/2054 (A)	6,701,000	6,852,392
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 2.394%, 04/25/2051 (A)	4,959,135	4,468,385
Series 2024-1A, Class A2 6.174%, 01/25/2054 (A)	2,674,788	2,683,014
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (A)	1,513,586	1,342,781

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2024-A, Class A1A 5.240%, 03/15/2056 (A)	$4,895,853	$4,879,335
Series 2024-E, Class A1A 5.090%, 10/16/2056 (A)	4,384,244	4,357,065
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (A)	4,633,137	4,469,844
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (A)	4,120,363	3,836,552
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (A)	4,429,215	3,912,552
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (A)	2,897,000	2,932,274
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (A)	2,596,000	2,641,052
Series 2024-3A, Class A23 5.914%, 07/30/2054 (A)	6,273,000	6,124,729
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (A)	1,191,539	1,146,684
Switch ABS Issuer LLC Series 2024-2A, Class A2 5.436%, 06/25/2054 (A)	1,852,000	1,847,349
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (A)	8,557,575	7,991,639
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (A)	6,057,983	5,600,139
Series 2021-1A, Class A 1.650%, 02/20/2046 (A)	3,566,942	3,152,357
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (A)	5,590,054	5,108,128
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (A)	7,525,752	6,840,614
Series 2021-1A, Class A 1.860%, 03/20/2046 (A)	4,736,731	4,214,771
Vantage Data Centers LLC Series 2020-2A, Class A2 1.992%, 09/15/2045 (A)	4,913,000	4,483,850
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (A)	1,447,469	1,385,889
Verizon Master Trust Series 2024-5, Class A 5.000%, 06/21/2032 (A)	10,877,000	10,984,785
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (A)	5,064,138	4,639,381
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (A)	6,372,742	5,673,402
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (A)	1,503,986	1,384,666
Wingstop Funding LLC
Series 2020-1A, Class A2 2.841%, 12/05/2050 (A)	11,099,965	10,377,735
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Wingstop Funding LLC (continued)
Series 2024-1A, Class A2 5.858%, 12/05/2054 (A)	$2,331,000	$2,335,786
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (A)	4,210,560	3,824,609
TOTAL ASSET-BACKED SECURITIES (Cost $455,355,355)		$439,677,349
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
John Hancock Collateral Trust, 4.2987% (F)(G)	3,267,204	32,684,463
TOTAL SHORT-TERM INVESTMENTS (Cost $32,684,303)		$32,684,463
Total Investments (Select Bond Trust) (Cost $6,231,439,382) – 99.6%		$5,841,819,114
Other assets and liabilities, net – 0.4%		26,348,404
TOTAL NET ASSETS – 100.0%		$5,868,167,518
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,063,715,840 or 18.1% of the fund's net assets as of 12-31-24.
(B)	All or a portion of this security is on loan as of 12-31-24.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 12-31-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $9,759,971.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 94.2%
U.S. Government – 52.2%
U.S. Treasury Notes
3.375%, 09/15/2027	$3,500,000	$3,420,269
3.500%, 01/31/2028	17,150,000	16,756,870
3.750%, 08/15/2027	14,560,000	14,375,017
3.875%, 10/15/2027	4,800,000	4,749,551
4.000%, 02/29/2028	2,000,000	1,981,814
4.125%, 11/15/2027 to 03/31/2029	9,985,000	9,932,271
4.250%, 06/30/2029	2,500,000	2,486,161
4.375%, 12/15/2026 to 12/31/2029	29,816,000	29,811,992
		83,513,945

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 42.0%
Federal Agricultural Mortgage Corp. 5.590%, 05/14/2029	$4,000,000	$4,001,661
Federal Farm Credit Bank
0.680%, 01/13/2027	6,000,000	5,571,724
1.600%, 12/14/2026	2,000,000	1,896,573
3.370%, 12/08/2025	2,000,000	1,982,716
4.600%, 01/02/2029	2,500,000	2,487,695
Federal Home Loan Bank
0.900%, 02/26/2027	2,000,000	1,859,867
1.000%, 03/23/2026	1,950,000	1,872,644
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,849,136
2.750%, 03/25/2027	2,600,000	2,515,175
4.150%, 09/18/2029	2,500,000	2,465,045
Federal Home Loan Mortgage Corp.
0.800%, 10/27/2026	2,000,000	1,876,818
2.500%, 09/01/2034	1,186,365	1,089,948
3.000%, 07/01/2030 to 12/01/2032	1,110,879	1,071,119
3.500%, 04/01/2032	519,498	500,016
4.050%, 08/28/2025	2,000,000	1,996,800
4.250%, 08/25/2027	2,000,000	1,988,342
4.650%, 10/09/2029	2,000,000	1,996,107
4.750%, 10/11/2029	2,000,000	1,994,137
4.800%, 10/01/2026	4,000,000	4,000,000
5.030%, 11/18/2027	2,500,000	2,501,198
5.210%, 10/24/2029	2,000,000	1,998,544
6.000%, 10/01/2052 to 03/01/2054	2,696,784	2,729,454
6.568%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.618%), 05/01/2045 (A)	201,101	205,127
7.000%, 04/01/2031 to 04/01/2032	172	180
Federal National Mortgage Association
1.875%, 09/24/2026	3,500,000	3,363,726
2.500%, 10/01/2027 to 09/01/2034	1,328,428	1,230,929
3.000%, 03/01/2028 to 09/01/2034	2,947,366	2,843,833
3.500%, 07/01/2031 to 06/01/2034	2,127,983	2,049,404
4.050%, 09/23/2027	5,000,000	4,942,814
6.000%, 08/01/2053 to 11/01/2053	1,064,715	1,076,997
6.500%, 01/01/2039	178,338	186,853
7.000%, 12/01/2026 to 01/01/2029	348	360
8.000%, 09/01/2029 to 09/01/2030	458	472
		67,145,414
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $153,442,588)		$150,659,359
MUNICIPAL BONDS – 3.1%
City of Houston, GO (Texas) 2.110%, 03/01/2025	1,000,000	996,040
City of New York, GO 1.990%, 10/01/2026	1,000,000	959,459
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	979,716
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	1,000,000	980,375
State of California, GO 2.375%, 10/01/2026	1,000,000	967,325
TOTAL MUNICIPAL BONDS (Cost $5,006,975)		$4,882,915
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
U.S. Government Agency – 0.5%
Government National Mortgage Association
Series 2012-114, Class IO, 0.628%, 01/16/2053	810,933	12,667
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-109, Class IO, 0.229%, 04/16/2057	$833,664	$11,350
Series 2017-124, Class IO, 0.626%, 01/16/2059	694,810	24,026
Series 2017-140, Class IO, 0.486%, 02/16/2059	618,220	17,303
Series 2017-20, Class IO, 0.520%, 12/16/2058	1,516,105	35,026
Series 2017-41, Class IO, 0.565%, 07/16/2058	720,070	19,367
Series 2017-46, Class IO, 0.651%, 11/16/2057	1,102,535	41,284
Series 2017-61, Class IO, 0.701%, 05/16/2059	484,145	17,511
Series 2017-74, Class IO, 0.423%, 09/16/2058	1,237,810	22,331
Series 2017-89, Class IO, 0.476%, 07/16/2059	1,025,425	27,742
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,310,605	38,578
Series 2020-118, Class IO, 0.883%, 06/16/2062	1,327,094	82,050
Series 2020-119, Class IO, 0.607%, 08/16/2062	736,090	34,263
Series 2020-120, Class IO, 0.768%, 05/16/2062	1,953,917	114,779
Series 2020-137, Class IO, 0.797%, 09/16/2062	1,360,336	78,246
Series 2020-170, Class IO, 0.835%, 11/16/2062	1,498,720	95,762
Series 2021-40, Class IO, 0.822%, 02/16/2063	466,148	28,590
Series 2022-53, Class IO, 0.709%, 06/16/2064	1,659,572	78,829
		779,704
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,777,390)		$779,704
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 1.3%
John Hancock Collateral Trust, 4.2987% (B)(C)	215,759	2,158,408
TOTAL SHORT-TERM INVESTMENTS (Cost $2,158,411)		$2,158,408
Total Investments (Short Term Government Income Trust) (Cost $163,385,364) – 99.1%		$158,480,386
Other assets and liabilities, net – 0.9%		1,428,447
TOTAL NET ASSETS – 100.0%		$159,908,833
Security Abbreviations and Legend
GO	General Obligation
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 12-31-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 11.4%
U.S. Government – 4.6%
U.S. Treasury Bonds
2.000%, 02/15/2050		$2,093,000	$1,215,342
2.750%, 11/15/2042		995,000	743,606
3.000%, 02/15/2049 to 08/15/2052		6,935,000	5,035,829
3.625%, 02/15/2053		1,030,000	836,865
U.S. Treasury Notes
1.500%, 01/31/2027		2,502,000	2,366,161
2.625%, 05/31/2027		1,015,000	977,116
2.750%, 08/15/2032		3,775,000	3,347,780
3.500%, 02/15/2033		5,325,000	4,953,811
			19,476,510
U.S. Government Agency – 6.8%
Federal Home Loan Mortgage Corp.
4.500%, 07/01/2052 to 05/01/2053		7,021,591	6,664,174
5.000%, 08/01/2052 to 11/01/2052		2,860,027	2,784,353
Federal National Mortgage Association
4.500%, 07/01/2052 to 09/01/2052		5,067,200	4,814,557
5.000%, 09/01/2052 to 05/01/2054		5,298,833	5,142,066
5.500%, 02/01/2054 to 10/01/2054		6,441,571	6,390,967
Government National Mortgage Association
3.500%, 06/20/2052		1,600,932	1,431,290
4.000%, 08/20/2052 to 11/20/2052		1,630,335	1,504,014
4.500%, 09/20/2052		409,487	387,476
			29,118,897
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $51,546,154)			$48,595,407
FOREIGN GOVERNMENT OBLIGATIONS – 22.4%
Australia – 2.7%
Airservices Australia
2.200%, 05/15/2030	AUD	1,240,000	673,979
5.400%, 11/15/2028		1,380,000	878,213
New South Wales Treasury Corp.
1.500%, 02/20/2032		1,680,000	837,744
1.750%, 03/20/2034		1,130,000	529,960
2.000%, 03/08/2033		1,150,000	573,520
2.250%, 05/07/2041		1,650,000	663,324
Queensland Treasury Corp.
2.250%, 11/20/2041 (A)		1,815,000	719,119
4.500%, 08/22/2035 (A)		2,120,000	1,234,257
5.250%, 07/21/2036 (A)		2,145,000	1,319,549
South Australian Government Financing Authority 1.750%, 05/24/2034		1,635,000	760,404
Treasury Corp. of Victoria
2.250%, 11/20/2034		1,190,000	568,212
4.250%, 12/20/2032		1,385,000	820,007
4.750%, 09/15/2036		2,415,000	1,409,892
5.000%, 11/20/2040		875,000	503,627
			11,491,807
Austria – 0.2%
Republic of Austria 2.900%, 02/20/2033 (A)	EUR	785,000	823,133
Brazil – 1.4%
Federative Republic of Brazil 10.000%, 01/01/2027	BRL	41,235,000	6,055,628
Canada – 2.2%
CDP Financial, Inc. 4.200%, 12/02/2030	CAD	855,000	619,583
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)		635,000	408,305
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Government of Canada
0.500%, 12/01/2030	CAD	585,000	$351,415
1.250%, 03/01/2025		885,000	613,734
OMERS Finance Trust 4.750%, 03/26/2031 (A)		$465,000	461,492
Ontario Teachers' Finance Trust 2.000%, 04/16/2031 (A)		1,340,000	1,129,396
Province of Alberta 0.625%, 04/18/2025	EUR	670,000	689,543
Province of British Columbia 4.200%, 07/06/2033		$750,000	712,673
Province of Ontario
1.350%, 12/02/2030	CAD	2,750,000	1,709,880
3.100%, 01/31/2034	EUR	550,000	573,948
3.450%, 06/02/2045	CAD	1,255,000	780,999
Province of Quebec
0.200%, 04/07/2025	EUR	465,000	478,408
4.500%, 09/08/2033		$824,000	800,311
			9,329,687
China – 0.1%
People's Republic of China 2.690%, 08/12/2026	CNY	4,220,000	592,717
Finland – 0.5%
Kuntarahoitus OYJ 5.960%, (3 month NIBOR + 1.250%), 01/10/2025 (B)	NOK	7,000,000	615,081
Republic of Finland 3.000%, 09/15/2033 (A)	EUR	1,380,000	1,456,674
			2,071,755
Germany – 0.6%
Federal Republic of Germany
2.200%, 02/15/2034		920,000	941,540
2.500%, 03/13/2025		550,000	569,608
Federal Republic of Germany, Zero Coupon 0.000%, 02/15/2031 to 05/15/2035		1,325,000	1,142,200
			2,653,348
India – 1.5%
Export-Import Bank of India 3.875%, 02/01/2028 (A)		$845,000	816,419
Republic of India
5.220%, 06/15/2025	INR	80,250,000	930,106
6.100%, 07/12/2031		33,840,000	380,321
6.450%, 10/07/2029		33,000,000	381,080
7.060%, 04/10/2028		45,750,000	538,771
7.100%, 04/18/2029		161,790,000	1,908,181
7.260%, 02/06/2033		60,230,000	721,559
7.270%, 04/08/2026		15,300,000	179,885
7.380%, 06/20/2027		62,940,000	745,009
			6,601,331
Indonesia – 3.0%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	924,941
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	221,458
3.050%, 03/12/2051		$935,000	606,168
3.850%, 10/15/2030		405,000	378,047
5.125%, 04/15/2027	IDR	6,216,000,000	370,197
6.375%, 08/15/2028 to 04/15/2032		63,978,000,000	3,838,618
6.500%, 06/15/2025 to 02/15/2031		42,208,000,000	2,550,539
6.625%, 05/15/2033 to 02/15/2034		19,980,000,000	1,208,975
7.500%, 06/15/2035		5,250,000,000	336,072
8.375%, 09/15/2026		12,897,000,000	821,263

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia (continued)
8.750%, 05/15/2031	IDR	17,423,000,000	$1,174,975
9.000%, 03/15/2029		6,709,000,000	446,929
			12,878,182
Ireland – 0.1%
Republic of Ireland 1.100%, 05/15/2029	EUR	315,000	310,510
Italy – 0.2%
Republic of Italy 1.250%, 02/17/2026		$1,032,000	992,146
Japan – 0.9%
Government of Japan 2.100%, 12/20/2025	JPY	597,700,000	3,859,520
Malaysia – 0.3%
Government of Malaysia 3.844%, 04/15/2033	MYR	6,033,000	1,349,148
Netherlands – 0.3%
BNG Bank NV 3.300%, 07/17/2028	AUD	1,775,000	1,060,503
New Zealand – 2.3%
Government of New Zealand
2.750%, 04/15/2025	NZD	3,760,000	2,095,831
3.500%, 04/14/2033		2,315,000	1,217,051
4.250%, 05/15/2034 to 05/15/2036		4,330,000	2,377,400
4.500%, 05/15/2035		2,465,000	1,373,312
New Zealand Local Government Funding Agency
2.250%, 05/15/2031		1,965,000	959,806
2.750%, 04/15/2025		1,695,000	944,117
3.500%, 04/14/2033		661,000	336,813
4.700%, 08/01/2028	AUD	850,000	529,996
			9,834,326
Norway – 1.2%
City of Oslo 3.990%, 06/11/2029	NOK	12,000,000	1,029,600
Kingdom of Norway
1.250%, 09/17/2031 (A)		9,100,000	678,939
2.125%, 05/18/2032 (A)		25,655,000	2,006,713
3.000%, 08/15/2033 (A)		7,640,000	629,571
Kommunalbanken AS 4.250%, 07/16/2025	AUD	1,070,000	661,257
			5,006,080
Philippines – 2.0%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,432,964
2.625%, 08/12/2025	PHP	103,320,000	1,748,725
3.625%, 09/09/2025		32,845,000	558,126
6.125%, 08/22/2028		61,520,000	1,061,092
6.250%, 02/28/2029 to 01/14/2036		98,600,000	1,701,395
6.500%, 05/19/2029		57,140,000	999,204
6.750%, 09/15/2032		49,410,000	879,209
8.000%, 09/30/2035		17,600,000	346,203
			8,726,918
Qatar – 0.2%
State of Qatar 4.817%, 03/14/2049 (A)		$710,000	641,596
Singapore – 0.3%
Republic of Singapore
1.250%, 11/01/2026	SGD	200,000	142,602
3.375%, 09/01/2033		1,250,000	948,088
			1,090,690
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Korea – 1.8%
Republic of Korea
1.375%, 12/10/2029	KRW	2,398,980,000	$1,514,794
2.125%, 06/10/2027		1,303,700,000	874,129
2.375%, 03/10/2027		4,830,990,000	3,260,000
2.875%, 09/10/2026		999,080,000	679,454
3.125%, 09/10/2027		874,000,000	600,853
3.250%, 06/10/2033		1,308,000,000	899,564
			7,828,794
United Arab Emirates – 0.1%
Government of Abu Dhabi 3.875%, 04/16/2050 (A)		$720,000	550,111
United Kingdom – 0.5%
Government of the United Kingdom
0.500%, 01/31/2029	GBP	300,000	323,682
3.250%, 01/31/2033		805,000	923,068
4.125%, 07/22/2029		820,000	1,016,714
			2,263,464
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $105,269,858)			$96,011,394
CORPORATE BONDS – 42.1%
Communication services – 3.7%
Cellnex Finance Company SA 2.000%, 09/15/2032	EUR	500,000	466,757
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	193,959
5.125%, 07/01/2049		1,910,000	1,495,084
5.750%, 04/01/2048		790,000	675,323
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (A)(C)		785,000	629,923
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	624,462
News Corp. 3.875%, 05/15/2029 (A)		1,890,000	1,753,232
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (A)		1,660,000	1,448,761
T-Mobile USA, Inc.
2.700%, 03/15/2032		690,000	584,238
2.875%, 02/15/2031		400,000	351,529
3.500%, 04/15/2031		950,000	861,242
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	609,372
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	578,668
5.500%, 05/15/2029 (A)		1,471,000	1,379,717
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	1,175,000	1,138,813
4.250%, 01/31/2031 (A)		$1,685,000	1,437,972
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,666,984
			15,896,036
Consumer discretionary – 4.7%
Carnival Corp. 5.750%, 01/15/2030 (A)	EUR	580,000	650,220
Ford Motor Company 3.250%, 02/12/2032		$4,586,000	3,814,190
Ford Motor Credit Company LLC
2.900%, 02/16/2028		360,000	332,222
4.000%, 11/13/2030		255,000	229,709
5.625%, 10/09/2028	GBP	640,000	795,912
General Motors Financial Company, Inc.
5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (D)		$376,000	365,409

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
General Motors Financial Company, Inc. (continued)
6.500%, (6.500% to 9-30-28, then 3 month LIBOR + 3.436%), 09/30/2028 (D)		$304,000	$299,458
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		715,000	621,104
4.875%, 01/15/2030		1,105,000	1,059,925
Hyatt Hotels Corp. 5.750%, 04/23/2030		1,104,000	1,127,266
MGM Resorts International 4.750%, 10/15/2028		105,000	100,544
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		1,918,000	1,757,651
3.875%, 01/15/2028 (A)		1,315,000	1,243,556
Royal Caribbean Cruises, Ltd. 6.000%, 02/01/2033 (A)		1,609,000	1,605,179
Travel + Leisure Company 4.500%, 12/01/2029 (A)		1,215,000	1,134,761
Yum! Brands, Inc.
3.625%, 03/15/2031		2,320,000	2,051,011
4.625%, 01/31/2032		875,000	808,528
4.750%, 01/15/2030 (A)		2,078,000	1,987,260
			19,983,905
Consumer staples – 2.9%
Becle SAB de CV 2.500%, 10/14/2031 (A)		795,000	635,860
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036 (A)		1,375,000	1,326,277
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		1,690,000	1,667,151
JBS USA LUX SA
3.625%, 01/15/2032		1,070,000	944,220
5.750%, 04/01/2033		534,000	531,553
Kraft Heinz Foods Company
4.375%, 06/01/2046		1,445,000	1,169,948
6.875%, 01/26/2039		735,000	810,448
7.125%, 08/01/2039 (A)		975,000	1,090,251
MARB BondCo PLC 3.950%, 01/29/2031 (A)		1,205,000	1,007,774
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		200,000	199,993
Performance Food Group, Inc. 4.250%, 08/01/2029 (A)		550,000	510,308
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		515,000	461,359
5.500%, 12/15/2029 (A)		285,000	275,769
6.375%, 03/01/2033 (A)		1,650,000	1,615,123
			12,246,034
Energy – 7.8%
Aker BP ASA 5.125%, 10/01/2034 (A)		910,000	854,682
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	352,592
5.400%, 06/15/2047		$757,000	673,651
6.750%, 11/15/2039		2,711,000	2,906,296
Cheniere Energy Partners LP 4.000%, 03/01/2031		2,387,000	2,207,275
Civitas Resources, Inc. 8.750%, 07/01/2031 (A)		1,305,000	1,360,506
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)		820,000	841,157
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	$2,281,000	$1,872,364
5.750%, 01/15/2031 (A)	1,240,000	1,224,997
Enbridge, Inc.
7.200%, (7.200% to 6-27-34, then 5 Year CMT + 2.970%), 06/27/2054	1,010,000	1,038,212
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	1,110,000	1,232,825
Energy Transfer LP
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (D)	1,255,000	1,259,519
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	1,290,000	1,351,853
EQT Corp.
3.625%, 05/15/2031 (A)	2,315,000	2,062,818
5.750%, 02/01/2034	445,000	442,338
Expand Energy Corp. 5.700%, 01/23/2025	17,000	16,998
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)	879,216	730,236
Occidental Petroleum Corp.
6.125%, 01/01/2031	955,000	977,175
6.450%, 09/15/2036	140,000	143,322
6.625%, 09/01/2030	1,340,000	1,402,304
7.500%, 05/01/2031	565,000	617,691
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038	2,125,000	2,186,128
Pertamina Persero PT
3.100%, 01/21/2030 (A)	255,000	229,819
3.650%, 07/30/2029 (A)	495,000	464,142
Petrorio Luxembourg Holding Sarl 6.125%, 06/09/2026 (A)	505,000	502,265
QatarEnergy
2.250%, 07/12/2031 (A)	935,000	787,304
3.300%, 07/12/2051 (A)	575,000	393,432
South Bow Canadian Infrastructure Holdings, Ltd. 7.500%, (7.500% to 3-1-35, then 5 Year CMT + 3.667%), 03/01/2055 (A)	545,000	563,542
The Williams Companies, Inc. 3.500%, 11/15/2030	80,000	73,506
TransCanada PipeLines, Ltd. 4.100%, 04/15/2030	1,705,000	1,618,929
Transcanada Trust 5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082	875,000	829,695
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030	80,000	72,880
Var Energi ASA 7.500%, 01/15/2028 (A)	680,000	718,070
Venture Global LNG, Inc. 9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(D)	960,000	1,003,722
Western Midstream Operating LP 4.300%, 02/01/2030	510,000	478,356
		33,490,601

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 6.8%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2058		$1,700,000	$1,943,957
Asian Development Bank 3.625%, 01/22/2029	NOK	6,000,000	514,721
Bank of Montreal
7.300%, (7.300% to 11-26-34, then 5 Year CMT + 3.010%), 11/26/2084		$555,000	567,091
7.325%, (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%), 11/26/2082	CAD	1,985,000	1,457,034
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	527,620
European Investment Bank
0.250%, 01/20/2032	EUR	1,520,000	1,341,203
1.250%, 02/17/2027	NOK	8,400,000	695,713
Fidelity National Information Services, Inc. 1.000%, 12/03/2028	EUR	635,000	611,953
Five Star Bancorp 6.000%, (6.000% to 9-1-27, then Overnight SOFR + 3.290%), 09/01/2032 (A)		$290,000	269,700
Independent Bank Group, Inc. 8.375%, (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%), 08/15/2034		400,000	409,000
Inter-American Development Bank
2.700%, 01/29/2026	AUD	582,000	354,368
2.750%, 10/30/2025		820,000	501,043
International Bank for Reconstruction & Development
1.200%, 08/08/2034	EUR	1,940,000	1,733,056
1.250%, 03/16/2026	NOK	2,920,000	247,659
1.900%, 01/16/2025	CAD	1,065,000	740,495
International Development Association 1.750%, 02/17/2027	NOK	2,750,000	229,218
International Finance Corp. 0.375%, 09/10/2025	NZD	1,805,000	986,569
MSCI, Inc.
3.250%, 08/15/2033 (A)		$390,000	329,494
3.625%, 09/01/2030 to 11/01/2031 (A)		2,874,000	2,596,275
3.875%, 02/15/2031 (A)		765,000	700,393
Nordic Investment Bank 4.000%, 11/04/2026	NOK	2,000,000	174,641
Popular, Inc. 7.250%, 03/13/2028		$750,000	772,422
Provident Financial Services, Inc. 9.000%, (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%), 05/15/2034		615,000	626,377
Royal Bank of Canada
4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (D)	CAD	615,000	384,817
6.350%, (6.350% to 11-24-34, then 5 Year CMT + 2.257%), 11/24/2084		$920,000	879,616
7.500%, (7.500% to 5-2-29, then 5 Year CMT + 2.887%), 05/02/2084		2,125,000	2,203,340
Societe Generale SA 8.125%, (8.125% to 5-21-30, then 5 Year CMT + 3.790%), 11/21/2029 (A)(D)		420,000	411,723
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Asian Infrastructure Investment Bank 0.200%, 12/15/2025	GBP	630,000	$756,300
The Bank of Nova Scotia 8.625%, (8.625% to 10-27-27, then 5 Year CMT + 4.389%), 10/27/2082		$1,285,000	1,363,888
The Goldman Sachs Group, Inc.
0.250%, 01/26/2028	EUR	275,000	264,132
2.000%, 11/01/2028		513,000	513,773
The Toronto-Dominion Bank
2.667%, 09/09/2025	CAD	1,422,000	984,048
8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082		$1,615,000	1,683,347
U.S. Bancorp 3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (D)		637,000	602,441
Webster Financial Corp. 3.875%, (3.875% to 11-1-25, then 3 month CME Term SOFR + 3.690%), 11/01/2030		715,000	697,817
			29,075,244
Health care – 2.8%
Allergan Funding SCS 2.625%, 11/15/2028	EUR	300,000	297,074
Centene Corp.
2.500%, 03/01/2031		$905,000	748,531
3.000%, 10/15/2030		1,795,000	1,548,900
3.375%, 02/15/2030		1,765,000	1,572,050
4.625%, 12/15/2029		260,000	245,898
HCA, Inc.
3.500%, 09/01/2030		4,798,000	4,357,546
5.600%, 04/01/2034		1,560,000	1,536,744
Rede D'Or Finance Sarl
4.500%, 01/22/2030 (A)		587,000	524,848
4.950%, 01/17/2028 (A)		310,000	295,213
Thermo Fisher Scientific, Inc. 0.500%, 03/01/2028	EUR	850,000	820,310
			11,947,114
Industrials – 4.4%
AerCap Ireland Capital DAC 6.950%, (6.950% to 3-10-30, then 5 Year CMT + 2.720%), 03/10/2055		$1,100,000	1,132,091
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (D)		755,000	710,427
Airbus SE 1.625%, 06/09/2030	EUR	255,000	247,055
American Airlines, Inc. 5.750%, 04/20/2029 (A)		$1,960,000	1,943,707
DAE Funding LLC 3.375%, 03/20/2028 (A)		640,000	597,804
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		320,428	296,156
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		1,927,000	1,900,683
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	585,535
JetBlue Airways Corp. 9.875%, 09/20/2031 (A)		730,000	775,543
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	232,894
Stanley Black & Decker, Inc. 4.000%, (4.000% to 3-15-25, then 5 Year CMT + 2.657%), 03/15/2060		$2,170,000	2,137,782

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company
5.150%, 05/01/2030		$2,425,000	$2,391,008
5.805%, 05/01/2050		850,000	790,630
TransDigm, Inc. 7.125%, 12/01/2031 (A)		1,964,000	2,011,063
Uber Technologies, Inc. 4.800%, 09/15/2034		595,000	569,456
United Airlines, Inc. 4.625%, 04/15/2029 (A)		565,000	537,194
United Rentals North America, Inc.
3.875%, 02/15/2031		1,340,000	1,197,077
4.000%, 07/15/2030		870,000	791,980
			18,848,085
Information technology – 0.3%
CDW LLC 3.569%, 12/01/2031		164,000	145,963
Dell International LLC 8.350%, 07/15/2046		541,000	688,113
Gartner, Inc. 3.750%, 10/01/2030 (A)		690,000	629,912
			1,463,988
Materials – 3.6%
Ardagh Metal Packaging Finance USA LLC 3.250%, 09/01/2028 (A)		735,000	657,586
Ball Corp.
1.500%, 03/15/2027	EUR	104,000	103,792
2.875%, 08/15/2030		$2,670,000	2,284,869
6.875%, 03/15/2028		1,120,000	1,145,519
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	586,924
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)		570,000	482,526
5.875%, 01/31/2050 (A)		585,000	400,322
Cemex SAB de CV 3.875%, 07/11/2031 (A)		360,000	313,781
Cleveland-Cliffs, Inc.
4.875%, 03/01/2031 (A)		284,000	253,513
6.750%, 04/15/2030 (A)		1,880,000	1,838,347
7.375%, 05/01/2033 (A)		1,085,000	1,065,689
Corp. Nacional del Cobre de Chile
4.875%, 11/04/2044 (A)		625,000	513,020
6.440%, 01/26/2036 (A)		602,000	613,350
Freeport-McMoRan, Inc.
4.625%, 08/01/2030		490,000	474,947
5.400%, 11/14/2034		495,000	489,495
5.450%, 03/15/2043		2,405,000	2,247,083
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,495,000	1,490,505
Sealed Air Corp. 5.000%, 04/15/2029 (A)		425,000	409,015
			15,370,283
Real estate – 2.3%
American Tower Corp. 4.625%, 05/16/2031	EUR	440,000	486,757
American Tower Trust I 5.490%, 03/15/2028 (A)		$730,000	737,105
Boston Properties LP 2.750%, 10/01/2026		134,000	128,972
Host Hotels & Resorts LP
3.375%, 12/15/2029		950,000	869,096
3.500%, 09/15/2030		240,000	217,354
SBA Communications Corp.
3.125%, 02/01/2029		1,305,000	1,177,939
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
SBA Communications Corp. (continued)
3.875%, 02/15/2027		$2,400,000	$2,297,578
SBA Tower Trust 6.599%, 01/15/2028 (A)		950,000	974,326
VICI Properties LP
4.125%, 08/15/2030 (A)		1,330,000	1,235,792
4.625%, 12/01/2029 (A)		785,000	751,901
5.125%, 05/15/2032		925,000	900,652
			9,777,472
Utilities – 2.8%
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054		1,895,000	1,955,210
Dominion Energy, Inc.
6.625%, (6.625% to 5-15-35, then 5 Year CMT + 2.207%), 05/15/2055		875,000	889,581
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055		200,000	207,830
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054		1,120,000	1,182,702
DPL, Inc. 4.125%, 07/01/2025		1,330,000	1,310,973
Duke Energy Corp. 6.450%, (6.450% to 9-1-34, then 5 Year CMT + 2.588%), 09/01/2054		200,000	202,429
E.ON SE 0.625%, 11/07/2031	EUR	580,000	510,248
EDP Finance BV 1.875%, 09/21/2029		100,000	98,453
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		$1,615,000	1,623,380
EUSHI Finance, Inc. 7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054 (A)		455,000	473,338
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,406,669
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055		680,000	674,663
The AES Corp.
3.950%, 07/15/2030 (A)		160,000	147,489
7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055		1,370,000	1,407,147
			12,090,112
TOTAL CORPORATE BONDS (Cost $190,143,074)			$180,188,874
CONVERTIBLE BONDS – 2.7%
Communication services – 0.2%
Liberty Media Corp. 2.375%, 09/30/2053 (A)		530,000	714,440
Consumer discretionary – 0.4%
Burlington Stores, Inc. 1.250%, 12/15/2027		730,000	1,092,080
Marriott Vacations Worldwide Corp. 3.250%, 12/15/2027		755,000	704,415
			1,796,495
Industrials – 1.1%
Air Canada 4.000%, 07/01/2025		665,000	721,991

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Industrials (continued)
American Airlines Group, Inc. 6.500%, 07/01/2025	$1,600,000	$1,869,149
Southwest Airlines Company 1.250%, 05/01/2025	1,100,000	1,129,150
Uber Technologies, Inc. 0.875%, 12/01/2028	1,121,000	1,233,100
		4,953,390
Utilities – 1.0%
American Water Capital Corp. 3.625%, 06/15/2026	1,005,000	991,935
CenterPoint Energy, Inc. 4.250%, 08/15/2026	1,310,000	1,338,165
The Southern Company 4.500%, 06/15/2027 (A)	1,070,000	1,113,335
TXNM Energy, Inc. 5.750%, 06/01/2054 (A)	735,000	850,902
		4,294,337
TOTAL CONVERTIBLE BONDS (Cost $11,531,950)		$11,758,662
MUNICIPAL BONDS – 3.0%
Board of Water Commissioners City & County of Denver (Colorado) 5.000%, 09/15/2049	190,000	206,683
City of Charleston Waterworks & Sewer System Revenue (South Carolina) 5.000%, 01/01/2054	570,000	613,126
City of Houston Airport System Revenue 5.500%, 07/15/2039	670,000	707,059
Commonwealth of Massachusetts Transportation Fund Revenue 5.000%, 06/01/2053	375,000	401,902
Commonwealth of Massachusetts Transportation Fund Revenue 5.000%, 06/01/2054	940,000	1,006,159
Massachusetts Development Finance Agency 5.000%, 09/01/2059	140,000	145,104
Metropolitan Transportation Authority Dedicated Tax Fund (New York) 4.000%, 11/15/2054	575,000	540,410
Metropolitan Transportation Authority Dedicated Tax Fund (New York) 5.000%, 11/15/2051	755,000	808,506
New York City Municipal Water Finance Authority 5.250%, 06/15/2053	470,000	514,830
New York Power Authority 5.000%, 11/15/2042	165,000	186,386
New York State Dormitory Authority 5.500%, 07/01/2054	665,000	745,903
Ohio Water Development Authority Water Pollution Control Loan Fund 5.000%, 12/01/2035	665,000	765,559
Omaha Public Power District (Nebraska) 5.000%, 02/01/2054	675,000	717,431
Port Authority of New York & New Jersey 5.000%, 09/01/2032	610,000	663,883
Port Authority of New York & New Jersey 5.000%, 09/01/2036	220,000	238,921
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Salt River Project Agricultural Improvement & Power District (Arizona) 5.000%, 05/01/2039	$420,000	$471,209
Salt River Project Agricultural Improvement & Power District (Arizona) 5.000%, 01/01/2054	1,130,000	1,210,698
Salt River Project Agricultural Improvement & Power District (Arizona) 5.250%, 01/01/2054	1,840,000	2,021,443
Texas Water Development Board 4.125%, 10/15/2047	765,000	747,302
TOTAL MUNICIPAL BONDS (Cost $13,050,713)		$12,712,514
TERM LOANS (E) – 5.5%
Communication services – 0.5%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%) 6.329%, 09/30/2031	508,000	508,762
Delta 2 Lux Sarl, 2024 Term Loan B2 09/10/2031 TBD (F)	253,000	253,380
UFC Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.250%) 6.770%, 11/21/2031	1,219,000	1,224,266
		1,986,408
Consumer discretionary – 1.6%
Aramark Services, Inc., 2019 Term Loan B4 (1 month CME Term SOFR + 1.750%) 6.221%, 01/15/2027	574,000	573,644
Aramark Services, Inc., 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%) 6.357%, 04/06/2028	394,000	395,281
Aramark Services, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%) 6.357%, 06/22/2030	339,139	340,665
Carnival Corp., 2024 Term Loan B1 (1 month CME Term SOFR + 2.750%) 7.107%, 10/18/2028	525,000	527,735
Carnival Corp., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%) 7.107%, 08/08/2027	394,956	397,053
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 6.088%, 11/08/2030	1,060,000	1,064,643
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%) 6.240%, 03/15/2028	927,591	928,416
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%) 6.107%, 09/20/2030	2,208,900	2,195,558
Travel + Leisure Company, 2023 Term Loan B (1 month CME Term SOFR + 3.250%) 7.687%, 12/14/2029	488,120	489,038
		6,912,033
Health care – 0.4%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%) 6.607%, 10/23/2028	1,521,188	1,525,279
Organon & Company, 2024 USD Term Loan B (1 month CME Term SOFR + 2.500%) 6.856%, 05/19/2031	245,000	245,306
		1,770,585

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Industrials – 2.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%) 9.629%, 04/20/2028	$423,500	$434,231
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%) 6.107%, 04/18/2031	1,407,925	1,419,076
AS Mileage Plan IP, Ltd., Term Loan B (3 month CME Term SOFR + 2.000%) 6.358%, 10/15/2031	735,000	737,573
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%) 6.290%, 10/30/2031	1,600,000	1,601,008
Clean Harbors, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.107%, 10/09/2028	1,057,785	1,065,190
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.250%) 6.607%, 10/31/2031	431,769	433,388
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.250%) 6.607%, 10/31/2031	164,231	164,847
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 5.500%) 9.854%, 08/27/2029	1,266,825	1,275,009
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%) 6.829%, 02/28/2031	422,875	423,446
TransDigm, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.500%) 6.829%, 01/19/2032	418,950	419,604
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 7.079%, 03/22/2030	153,838	154,257
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%) 6.635%, 02/22/2031	959,134	960,851
United Rentals North America, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.107%, 02/14/2031	721,233	726,462
		9,814,942
Information technology – 0.4%
Cloud Software Group, Inc., 2024 USD Term Loan (3 month CME Term SOFR + 3.750%) 8.079%, 03/21/2031	1,480,000	1,483,167
Utilities – 0.3%
NRG Energy, Inc., 2024 Term Loan (3 month CME Term SOFR + 1.750%) 6.355%, 04/16/2031	1,446,357	1,446,241
TOTAL TERM LOANS (Cost $23,433,696)		$23,413,376
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.7%
Commercial and residential – 2.9%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(G)	180,232	173,672
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) 6.318%, 08/15/2041 (A)(B)	560,000	562,448
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%), 5.432%, 12/15/2038 (A)(B)	$1,083,008	$1,083,008
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%), 5.212%, 09/15/2036 (A)(B)	735,000	733,622
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%), 5.789%, 03/15/2041 (A)(B)	791,559	794,775
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	595,000	597,766
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%), 8.036%, 02/15/2041 (A)(B)	545,000	536,013
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) 5.765%, 12/15/2037 (A)(B)	364,300	364,482
Citigroup Commercial Mortgage Trust Series 2023-SMRT, Class A 5.820%, 10/12/2040 (A)(G)	470,000	477,659
COLT Mortgage Loan Trust Series 2022-5, Class A1 4.550%, 04/25/2067 (A)(G)	292,587	285,386
Credit Suisse Mortgage Capital Certificates Series 2019-NQM1, Class A1 3.656%, 10/25/2059 (A)	38,011	37,278
GCAT Trust Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) 5.269%, 08/25/2067 (A)	331,209	329,476
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (A)	2,787,200	46,239
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	2,854,612	37,492
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	3,035,643	52,745
InTown Mortgage Trust Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) 7.683%, 08/15/2039 (A)(B)	640,000	640,400
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 5.692%, 05/15/2039 (A)(B)	1,365,000	1,334,288
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%), 6.191%, 05/15/2039 (A)(B)	1,590,000	1,527,857
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.307%, 11/25/2034 (G)	54,574	52,869
ROCK Trust Series 2024-CNTR, Class D 7.109%, 11/13/2041 (A)	1,245,000	1,263,670
SCOTT Trust Series 2023-SFS, Class AS 6.204%, 03/10/2040 (A)	300,000	299,864

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter), 6.127%, 09/25/2067 (A)	$242,270	$241,748
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter), 5.041%, 08/25/2067 (A)	669,480	664,849
Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter), 5.712%, 01/25/2069 (A)	171,386	171,594
		12,309,200
U.S. Government Agency – 2.8%
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%), 6.569%, 04/25/2042 (A)(B)	376,383	381,191
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%), 6.769%, 05/25/2042 (A)(B)	450,729	457,889
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 7.919%, 05/25/2042 (A)(B)	1,165,000	1,218,730
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%), 6.719%, 09/25/2042 (A)(B)	386,103	389,761
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%), 7.069%, 03/25/2052 (A)(B)	557,837	568,362
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.069%, 03/25/2042 (A)(B)	365,000	381,597
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 8.119%, 08/25/2042 (A)(B)	540,000	567,531
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%), 6.569%, 03/25/2044 (A)(B)	1,715,000	1,740,297
Federal National Mortgage Association
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%), 10.769%, 11/25/2041 (A)(B)	285,000	301,391
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%), 5.569%, 12/25/2041 (A)(B)	114,439	114,361
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%), 6.669%, 03/25/2042 (A)(B)	225,830	228,948
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%), 6.569%, 03/25/2042 (A)(B)	340,044	344,035
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%), 7.569%, 04/25/2042 (A)(B)	1,420,000	1,471,748
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%), 7.319%, 05/25/2042 (A)(B)	242,267	248,735
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%), 7.060%, 09/25/2042 (A)(B)	431,129	439,699
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%), 6.960%, 12/25/2042 (A)(B)	751,391	772,382
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 8.469%, 04/25/2043 (A)(B)	$695,000	$747,444
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 7.269%, 07/25/2043 (A)(B)	450,000	467,499
Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%), 5.669%, 02/25/2044 (A)(B)	996,640	997,786
		11,839,386
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,730,012)		$24,148,586
ASSET-BACKED SECURITIES – 1.6%
DataBank Issuer Series 2023-1A, Class A2 5.116%, 02/25/2053 (A)	510,000	499,348
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	980,663	966,573
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	839,388	836,062
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	490,131	477,850
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	323,927	304,198
Jersey Mike's Funding LLC Series 2024-1A, Class A2 5.636%, 02/15/2055 (A)	1,005,000	992,509
OCCU Auto Receivables Trust Series 2022-1A, Class A3 5.500%, 10/15/2027 (A)	433,995	435,502
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,895,625	1,891,999
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (A)	547,036	547,625
TOTAL ASSET-BACKED SECURITIES (Cost $6,944,646)		$6,951,666
PREFERRED SECURITIES – 1.5%
Financials – 0.2%
Bank of Hawaii Corp., 8.000%	33,075	863,919
Huntington Bancshares, Inc., 4.500%	99	1,754
		865,673
Industrials – 0.4%
The Boeing Company, 6.000%	25,250	1,537,473
Information technology – 0.2%
Hewlett Packard Enterprise Company, 7.625%	16,350	1,025,309
Utilities – 0.7%
NextEra Energy, Inc., 7.299%	59,850	2,920,082
TOTAL PREFERRED SECURITIES (Cost $6,143,836)		$6,348,537

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.6%
John Hancock Collateral Trust, 4.2987% (H)(I)	1,121,995	$11,224,211
TOTAL SHORT-TERM INVESTMENTS (Cost $11,223,815)		$11,224,211
Total Investments (Strategic Income Opportunities Trust) (Cost $443,017,754) – 98.5%		$421,353,227
Other assets and liabilities, net – 1.5%		6,594,014
TOTAL NET ASSETS – 100.0%		$427,947,241
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
Strategic Income Opportunities Trust (continued)
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $118,615,624 or 27.7% of the fund's net assets as of 12-31-24.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	All or a portion of this security is on loan as of 12-31-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The rate shown is the annualized seven-day yield as of 12-31-24.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $654,811.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	36	Long	Mar 2025	$5,106,099	$4,976,069	$(130,030)
10-Year Canada Government Bond Futures	74	Short	Mar 2025	(6,212,692)	(6,311,969)	(99,277)
10-Year U.S. Treasury Note Futures	107	Short	Mar 2025	(11,746,777)	(11,636,250)	110,527
Euro-BTP Italian Government Bond Futures	43	Short	Mar 2025	(5,455,021)	(5,344,094)	110,927
U.S. Treasury Long Bond Futures	121	Short	Mar 2025	(14,126,349)	(13,775,094)	351,255
						$343,402

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,140,658	USD	1,428,129	RBC	1/15/2025	—	$(103,150)
BRL	13,283,609	USD	2,347,109	SSB	1/15/2025	—	(201,868)
CAD	1,270,830	USD	938,356	CIBC	1/15/2025	—	(53,857)
CAD	4,263,170	USD	3,169,902	RBC	1/15/2025	—	(202,729)
CAD	2,138,592	USD	1,568,891	SSB	1/15/2025	—	(80,427)
CAD	687,007	USD	492,632	UBS	1/15/2025	—	(14,474)
CAD	2,594,404	USD	1,841,250	RBC	1/27/2025	—	(34,765)
EUR	6,571,025	NOK	76,612,803	HUS	1/15/2025	$79,816	—
EUR	2,282,978	NOK	26,859,347	JPM	1/15/2025	6,500	—
EUR	2,282,978	NOK	26,782,166	MSCS	1/15/2025	13,281	—
EUR	6,889,543	USD	7,330,662	BARC	1/15/2025	—	(190,707)
EUR	4,666,967	USD	4,964,932	CITI	1/15/2025	—	(128,336)
EUR	3,672,000	USD	3,881,120	GSI	1/15/2025	—	(75,655)
EUR	2,835,661	USD	3,128,121	HUS	1/15/2025	—	(189,393)
The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	4,443,492	USD	4,928,556	MSCS	1/15/2025	—	$(323,558)
EUR	11,142,323	USD	11,957,862	RBC	1/15/2025	—	(410,552)
EUR	1,139,606	USD	1,261,750	SSB	1/15/2025	—	(80,723)
EUR	9,486,165	USD	10,430,518	UBS	1/15/2025	—	(599,563)
EUR	1,841,250	USD	1,942,055	BARC	1/27/2025	—	(32,979)
EUR	3,682,500	USD	3,878,398	CITI	1/27/2025	—	(60,247)
EUR	1,841,250	USD	1,936,166	JPM	1/27/2025	—	(27,091)
EUR	1,841,250	USD	1,930,418	MSCS	1/27/2025	—	(21,342)
EUR	9,266,250	USD	9,651,302	SSB	1/27/2025	—	(43,714)
JPY	180,824,041	USD	1,175,308	CITI	1/15/2025	—	(24,992)
JPY	209,671,802	USD	1,372,104	GSI	1/15/2025	—	(38,272)
JPY	261,934,406	USD	1,842,500	SSB	1/15/2025	—	(176,199)
JPY	181,229,545	USD	1,177,736	UBS	1/15/2025	—	(24,840)
JPY	316,664,306	USD	2,080,625	BNY	1/27/2025	—	(63,295)
JPY	248,149,438	USD	1,621,875	CIBC	1/27/2025	—	(41,023)
JPY	839,559,993	USD	5,533,750	CITI	1/27/2025	—	(185,279)
JPY	1,419,469,640	USD	9,226,250	MSCS	1/27/2025	—	(183,426)
JPY	1,125,599,477	USD	7,385,625	SSB	1/27/2025	—	(214,920)
JPY	2,217,834,368	USD	14,751,250	UBS	1/27/2025	—	(622,393)
MXN	20,911,932	USD	1,011,582	CITI	1/15/2025	—	(10,834)
MXN	21,409,377	USD	1,091,696	GSI	1/15/2025	—	(67,143)
MXN	45,080,000	USD	2,245,757	JPM	1/15/2025	—	(88,437)
MXN	42,056,273	USD	2,049,229	MSCS	1/15/2025	—	(36,611)
MXN	41,727,898	USD	2,066,311	SSB	1/15/2025	—	(69,407)
MXN	36,473,935	USD	1,790,000	BARC	1/27/2025	—	(48,088)
NOK	26,763,878	EUR	2,287,834	BARC	1/15/2025	—	(19,918)
NOK	21,674,020	EUR	1,830,267	GSI	1/15/2025	$7,161	—
NOK	26,698,836	EUR	2,281,002	HUS	1/15/2025	—	(18,552)
NOK	26,983,054	EUR	2,287,834	JPM	1/15/2025	—	(665)
NOK	26,724,865	EUR	2,281,002	MSCS	1/15/2025	—	(16,266)
NZD	7,064,861	AUD	6,385,868	BARC	1/15/2025	378	—
NZD	3,445,287	AUD	3,119,403	JPM	1/15/2025	—	(3,056)
NZD	3,447,065	AUD	3,119,403	RBC	1/15/2025	—	(2,062)
NZD	4,092,078	AUD	3,705,200	RBC	1/28/2025	—	(3,567)
NZD	147,696	USD	88,382	ANZ	1/15/2025	—	(5,744)
NZD	9,101,685	USD	5,581,952	BARC	1/15/2025	—	(489,328)
NZD	1,996,959	USD	1,242,492	HUS	1/15/2025	—	(125,143)
NZD	2,121,916	USD	1,308,819	JPM	1/15/2025	—	(121,553)
NZD	2,196,655	USD	1,360,773	RBC	1/15/2025	—	(131,689)
NZD	5,695,571	USD	3,504,493	SSB	1/15/2025	—	(317,676)
USD	362,614	AUD	559,004	ANZ	1/15/2025	16,614	—
USD	167,958	AUD	252,499	HUS	1/15/2025	11,671	—
USD	109,657	AUD	166,581	MSCS	1/15/2025	6,551	—
USD	1,365,671	BRL	7,542,601	CITI	1/15/2025	147,576	—
USD	1,038,345	BRL	5,741,008	SSB	1/15/2025	111,198	—
USD	5,730,975	CAD	7,757,049	CIBC	1/15/2025	332,058	—
USD	4,647,817	CAD	6,474,043	CITI	1/15/2025	141,873	—
USD	4,276,494	CAD	5,942,188	HUS	1/15/2025	140,722	—
USD	1,861,282	CAD	2,594,404	BARC	1/27/2025	54,796	—
USD	5,203,831	EUR	4,888,204	ANZ	1/15/2025	137,956	—
USD	9,652,147	EUR	9,016,358	BARC	1/15/2025	308,074	—
USD	2,469,879	EUR	2,198,907	CIBC	1/15/2025	191,048	—
USD	14,749,335	EUR	13,774,890	CITI	1/15/2025	473,775	—
USD	6,140,382	EUR	5,764,531	GSI	1/15/2025	166,329	—
USD	11,335,047	EUR	10,457,437	HUS	1/15/2025	497,516	—
USD	3,673,418	EUR	3,376,155	JPM	1/15/2025	174,551	—
USD	8,511,325	EUR	7,716,355	MSCS	1/15/2025	514,506	—
USD	15,974,765	EUR	14,762,778	RBC	1/15/2025	675,407	—
USD	26,762,667	EUR	25,137,491	SSB	1/15/2025	711,509	—
USD	16,349,983	EUR	14,972,583	UBS	1/15/2025	833,195	—
USD	1,946,467	EUR	1,841,250	BARC	1/27/2025	37,392	—
USD	7,767,018	EUR	7,395,000	BNY	1/27/2025	99,610	—
USD	1,945,151	EUR	1,841,250	JPM	1/27/2025	36,075	—
USD	1,941,662	EUR	1,856,250	MSCS	1/27/2025	17,034	—
USD	1,953,401	EUR	1,841,250	RBC	1/27/2025	44,325	—
USD	1,958,759	EUR	1,841,250	SSB	1/27/2025	49,683	—
The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,951,101	EUR	1,856,250	UBS	1/27/2025	$26,473	—
USD	4,031,445	GBP	3,087,085	BARC	1/15/2025	167,127	—
USD	398,979	GBP	308,114	RBC	1/15/2025	13,291	—
USD	1,763,133	JPY	264,382,446	BARC	1/15/2025	81,258	—
USD	2,246,516	JPY	344,118,423	CIBC	1/15/2025	57,398	—
USD	1,843,655	JPY	260,703,945	GSI	1/15/2025	185,182	—
USD	2,468,147	JPY	381,130,843	UBS	1/15/2025	43,574	—
USD	3,690,625	JPY	549,710,770	ANZ	1/27/2025	188,657	—
USD	1,851,875	JPY	275,568,445	BARC	1/27/2025	96,348	—
USD	5,529,375	JPY	829,305,899	GSI	1/27/2025	246,228	—
USD	1,838,750	JPY	277,503,047	JPM	1/27/2025	70,899	—
USD	5,551,875	JPY	861,263,073	MSCS	1/27/2025	65,143	—
USD	7,369,375	JPY	1,114,538,729	RBC	1/27/2025	269,134	—
USD	7,398,750	JPY	1,125,404,120	SSB	1/27/2025	229,291	—
USD	9,224,375	JPY	1,403,884,741	UBS	1/27/2025	280,837	—
USD	1,072,758	MXN	20,998,167	BARC	1/15/2025	67,883	—
USD	1,958,596	MXN	38,966,424	CITI	1/15/2025	93,843	—
USD	1,116,146	MXN	22,888,682	HUS	1/15/2025	20,800	—
USD	3,223,557	MXN	65,484,922	JPM	1/15/2025	89,752	—
USD	1,314,508	MXN	25,937,345	MSCS	1/15/2025	73,267	—
USD	1,832,606	MXN	36,999,083	SSB	1/15/2025	62,001	—
USD	284,932	MXN	5,595,970	UBS	1/15/2025	17,135	—
USD	1,797,174	MXN	36,473,935	BARC	1/27/2025	55,262	—
USD	616,039	NZD	986,874	GSI	1/15/2025	63,858	—
USD	17,629,311	NZD	28,673,705	HUS	1/15/2025	1,585,642	—
USD	3,583,681	NZD	5,667,920	MSCS	1/15/2025	412,337	—
USD	4,562,268	NZD	7,235,226	UBS	1/15/2025	513,976	—
						$11,114,776	$(6,025,508)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 71.0%
U.S. Government – 45.1%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$3,792,679
2.000%, 11/15/2041 to 08/15/2051	19,000,000	11,556,855
2.250%, 08/15/2049	2,000,000	1,238,273
2.750%, 08/15/2047	3,000,000	2,109,789
2.875%, 05/15/2049	1,500,000	1,063,306
3.000%, 02/15/2047 to 02/15/2049	22,355,000	16,456,174
3.375%, 08/15/2042	7,500,000	6,190,891
3.625%, 02/15/2053 to 05/15/2053	9,570,000	7,777,593
3.875%, 02/15/2043 to 05/15/2043	8,480,000	7,471,020
4.000%, 11/15/2052	6,000,000	5,226,652
4.125%, 08/15/2053	1,725,000	1,536,360
4.250%, 05/15/2039 to 08/15/2054	21,061,000	19,373,451
4.375%, 05/15/2041	1,330,000	1,266,554
4.500%, 02/15/2044 to 11/15/2054	3,760,000	3,586,879
4.625%, 02/15/2040 to 11/15/2044	9,251,000	9,043,838
4.750%, 02/15/2041 to 11/15/2053	3,410,000	3,385,471
U.S. Treasury Notes
0.375%, 07/31/2027	1,800,000	1,630,236
0.625%, 03/31/2027	1,000,000	923,252
1.375%, 08/31/2026 to 11/15/2031	3,775,000	3,496,232
1.500%, 01/31/2027	30,000,000	28,371,232
2.125%, 05/31/2026	2,000,000	1,942,104
2.250%, 11/15/2027	20,595,000	19,471,884
2.750%, 08/15/2032	2,915,000	2,585,107
2.875%, 05/15/2028 to 05/15/2032	11,580,000	10,788,313
3.125%, 08/31/2027	4,000,000	3,884,808
3.375%, 09/15/2027	3,000,000	2,931,659
3.500%, 09/30/2026	7,000,000	6,911,828
3.625%, 05/15/2026	4,000,000	3,967,012
3.750%, 08/31/2026 to 12/31/2028	14,800,000	14,554,964
3.875%, 09/30/2029	8,500,000	8,315,122
4.000%, 12/15/2027 to 10/31/2029	20,745,000	20,422,877
4.125%, 10/31/2026 to 11/15/2032	101,592,000	100,637,360
4.250%, 11/30/2026 to 11/15/2034	14,419,000	14,160,139
4.375%, 07/31/2026 to 12/31/2029	20,675,000	20,679,878
4.500%, 03/31/2026 to 11/15/2033	60,407,000	60,350,691
4.625%, 02/28/2026 to 05/31/2031	23,550,000	23,742,384
		450,842,867
U.S. Government Agency – 25.9%
Federal Home Loan Bank
4.100%, 08/28/2029	1,000,000	980,332
5.500%, 07/15/2036	1,690,000	1,797,578
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	5,441,670	4,224,355
2.000%, 07/01/2035 to 05/01/2051	5,371,150	4,255,269
2.500%, 04/01/2031 to 04/01/2052	10,465,150	8,643,445
3.000%, 07/01/2032 to 08/01/2052	10,870,142	9,434,274
3.500%, 12/01/2025 to 07/01/2052	7,119,654	6,386,734
4.000%, 09/01/2040 to 09/01/2047	912,616	852,181
4.500%, 07/01/2029 to 08/01/2053	6,988,933	6,643,751
5.000%, 07/01/2035 to 07/01/2053	4,969,240	4,809,457
5.500%, 04/01/2027 to 09/01/2054	7,281,093	7,215,262
6.000%, 10/01/2036 to 02/01/2054	5,608,783	5,677,708
6.250%, 07/15/2032	450,000	498,725
6.500%, 08/01/2037 to 09/01/2053	1,712,938	1,767,463
6.750%, 09/15/2029	1,200,000	1,319,376
7.000%, 04/01/2029 to 04/01/2032	5,715	5,946
7.500%, 09/01/2030 to 03/01/2032	3,365	3,567
7.588%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.838%), 08/01/2037 (A)	217,258	221,922
8.000%, 02/01/2030	207	213
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
1.500%, 11/01/2036 to 02/01/2051	$5,706,986	$4,725,895
2.000%, 02/01/2035 to 02/01/2052	54,790,203	44,054,163
2.125%, 04/24/2026	2,000,000	1,944,776
2.500%, 05/01/2028 to 02/01/2052	31,365,721	26,276,586
3.000%, 01/01/2027 to 03/01/2052	14,173,911	12,445,593
3.500%, 12/01/2025 to 07/01/2052	10,234,879	9,227,335
4.000%, 02/01/2031 to 04/01/2053	13,663,008	12,699,451
4.500%, 08/01/2033 to 07/01/2053	4,242,572	4,037,834
5.000%, 12/01/2034 to 04/01/2054	7,843,547	7,615,214
5.250%, 04/02/2027	1,000,000	1,000,044
5.500%, 01/01/2034 to 11/01/2054	6,022,902	5,975,513
5.710%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.335%), 01/01/2035 (A)	9,231	9,446
6.000%, 07/01/2027 to 10/01/2053	1,335,303	1,347,803
6.424%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.411%), 07/01/2034 (A)	31,790	31,924
6.500%, 07/01/2031 to 12/01/2053	2,482,629	2,550,549
6.913%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.875%), 04/01/2037 (A)	38,032	38,911
6.981%, (1 Year CMT + 2.185%), 05/01/2036 (A)	35,336	35,889
6.997%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.583%), 09/01/2037 (A)	34,310	34,942
7.000%, 02/01/2031 to 10/01/2038	23,593	24,836
7.125%, 01/15/2030	209,000	234,472
7.250%, 05/15/2030	1,450,000	1,643,391
7.425%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.925%), 10/01/2037 (A)	2,916	2,994
7.500%, 09/01/2030 to 08/01/2031	10,131	10,646
8.000%, 08/01/2030 to 09/01/2031	1,553	1,603
8.500%, 09/01/2030	151	159
Government National Mortgage Association
2.000%, 02/20/2051	10,161,975	8,125,701
2.500%, 08/20/2050 to 11/20/2051	11,974,599	10,004,929
3.000%, 08/15/2043 to 07/20/2051	9,585,320	8,360,243
3.500%, 04/15/2042 to 01/20/2052	7,878,810	7,117,010
4.000%, 11/15/2026 to 03/20/2053	5,907,615	5,487,158
4.500%, 08/15/2033 to 07/20/2053	5,864,630	5,565,451
5.000%, 08/15/2033 to 10/20/2054	5,765,307	5,609,395
5.500%, TBA (B)	1,250,000	1,238,811
5.500%, 11/15/2032 to 08/20/2053	3,706,272	3,685,790
6.000%, 07/15/2029 to 02/20/2054	2,585,244	2,608,262
6.500%, 05/15/2028 to 11/20/2052	960,437	977,557
7.000%, 08/15/2029 to 05/15/2032	10,512	10,698
7.500%, 09/15/2030 to 01/15/2031	2,795	2,885
		259,501,417
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $773,802,817)		$710,344,284
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Canada – 0.1%
Province of British Columbia 6.500%, 01/15/2026	490,000	499,204
Chile – 0.0%
Republic of Chile 3.100%, 05/07/2041	675,000	481,611

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia – 0.1%
Republic of Indonesia 3.850%, 10/15/2030	$1,050,000	$980,121
Italy – 0.1%
Republic of Italy 5.375%, 06/15/2033	1,000,000	979,292
Japan – 0.1%
Japan Bank for International Cooperation 3.500%, 10/31/2028	830,000	799,311
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,000,000	1,898,754
6.050%, 01/11/2040	930,000	859,967
		2,758,721
Panama – 0.0%
Republic of Panama 6.700%, 01/26/2036	370,000	342,795
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	260,250
Poland – 0.1%
Republic of Poland 5.125%, 09/18/2034	1,000,000	968,490
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,612,755)		$8,069,795
CORPORATE BONDS – 24.8%
Communication services – 2.0%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	249,463
2.050%, 08/15/2050	400,000	221,640
AT&T, Inc.
2.550%, 12/01/2033	665,000	535,680
3.800%, 12/01/2057	609,000	420,151
4.750%, 05/15/2046	900,000	781,225
4.850%, 07/15/2045	500,000	435,359
5.150%, 03/15/2042	50,000	46,168
5.400%, 02/15/2034	1,000,000	1,004,004
6.375%, 03/01/2041	360,000	377,090
7.625%, 04/15/2031 (C)	285,000	315,321
British Telecommunications PLC 9.625%, 12/15/2030	190,000	230,183
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	505,980
5.050%, 03/30/2029	400,000	391,396
5.375%, 05/01/2047	500,000	410,386
Comcast Corp.
2.350%, 01/15/2027 (C)	455,000	434,972
2.887%, 11/01/2051	256,000	153,971
3.450%, 02/01/2050	500,000	342,325
3.999%, 11/01/2049	500,000	378,109
4.049%, 11/01/2052	1,000,000	751,508
4.600%, 10/15/2038	400,000	362,173
6.500%, 11/15/2035	52,000	56,458
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	169,630
Discovery Communications LLC 4.125%, 05/15/2029	900,000	838,513
Fox Corp. 3.500%, 04/08/2030	600,000	557,112
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	199,047
Meta Platforms, Inc. 4.950%, 05/15/2033	700,000	700,982
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Netflix, Inc. 4.875%, 04/15/2028	$300,000	$301,225
Oracle Corp. 4.200%, 09/27/2029	300,000	289,792
Paramount Global 4.950%, 05/19/2050	470,000	353,637
Rogers Communications, Inc. 4.500%, 03/15/2042	700,000	591,165
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	117,398
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	252,792
Telefonica Europe BV 8.250%, 09/15/2030	350,000	399,093
The Walt Disney Company
2.650%, 01/13/2031	400,000	354,094
6.200%, 12/15/2034	450,000	489,568
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	525,000	590,575
T-Mobile USA, Inc.
3.000%, 02/15/2041	400,000	285,257
3.875%, 04/15/2030	600,000	564,592
4.500%, 04/15/2050	700,000	573,951
5.750%, 01/15/2054	700,000	682,958
TWDC Enterprises 18 Corp. 4.125%, 06/01/2044	500,000	411,105
Verizon Communications, Inc.
1.680%, 10/30/2030 (C)	400,000	332,647
2.875%, 11/20/2050	500,000	307,088
4.016%, 12/03/2029	500,000	479,903
4.522%, 09/15/2048	1,260,000	1,051,088
Vodafone Group PLC
5.250%, 05/30/2048	300,000	277,680
6.150%, 02/27/2037	300,000	314,979
		19,889,433
Consumer discretionary – 1.5%
Amazon.com, Inc.
2.100%, 05/12/2031 (C)	400,000	341,635
2.500%, 06/03/2050	800,000	477,279
4.050%, 08/22/2047	600,000	495,785
4.700%, 12/01/2032	700,000	695,870
American Honda Finance Corp. 1.800%, 01/13/2031	600,000	494,908
AutoZone, Inc. 3.750%, 06/01/2027	600,000	586,276
Booking Holdings, Inc. 3.550%, 03/15/2028	300,000	290,088
Choice Hotels International, Inc. 3.700%, 01/15/2031 (C)	200,000	179,927
D.R. Horton, Inc. 1.400%, 10/15/2027	200,000	182,691
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	276,622
Ford Motor Credit Company LLC 6.798%, 11/07/2028	1,420,000	1,471,368
General Motors Company 5.400%, 04/01/2048	300,000	263,564
General Motors Financial Company, Inc.
2.400%, 10/15/2028	300,000	271,972
3.100%, 01/12/2032	350,000	299,610
3.600%, 06/21/2030	420,000	385,007
5.250%, 03/01/2026	650,000	651,798
Lennar Corp. 4.750%, 11/29/2027	300,000	299,050

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lowe's Companies, Inc.
3.650%, 04/05/2029	$600,000	$571,353
3.750%, 04/01/2032	700,000	641,045
McDonald's Corp. 5.000%, 05/17/2029	1,000,000	1,006,857
NIKE, Inc. 2.850%, 03/27/2030	500,000	455,364
Starbucks Corp. 3.550%, 08/15/2029	300,000	284,022
The Home Depot, Inc.
1.375%, 03/15/2031	895,000	724,785
2.700%, 04/15/2030	700,000	630,260
4.250%, 04/01/2046	390,000	324,408
5.875%, 12/16/2036	280,000	294,434
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	571,416
4.500%, 04/15/2050	600,000	518,746
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	188,252
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	457,862
1.900%, 09/12/2031 (C)	700,000	573,576
3.050%, 01/11/2028	300,000	286,091
Whirlpool Corp. 5.150%, 03/01/2043	300,000	250,892
		15,442,813
Consumer staples – 1.3%
Altria Group, Inc.
3.400%, 02/04/2041	400,000	288,814
4.500%, 05/02/2043	500,000	408,051
Anheuser-Busch Companies LLC 4.900%, 02/01/2046	464,000	421,946
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/2029	500,000	499,802
BAT Capital Corp.
2.726%, 03/25/2031	600,000	517,770
3.215%, 09/06/2026	500,000	487,351
Constellation Brands, Inc. 4.500%, 05/09/2047	350,000	290,955
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	427,923
Diageo Capital PLC 2.000%, 04/29/2030	300,000	258,957
General Mills, Inc. 2.875%, 04/15/2030 (C)	600,000	539,655
JBS USA LUX SA 5.750%, 04/01/2033	300,000	298,625
Kellanova 3.250%, 04/01/2026	400,000	393,429
Kenvue, Inc. 4.900%, 03/22/2033	500,000	491,803
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028 (C)	500,000	495,589
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	211,474
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	447,029
6.875%, 01/26/2039	40,000	44,106
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	242,605
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	486,258
4.000%, 03/05/2042	270,000	225,302
5.500%, 01/15/2040	280,000	283,304
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Philip Morris International, Inc. 6.375%, 05/16/2038	$300,000	$322,151
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,096,148
Target Corp. 3.900%, 11/15/2047	500,000	388,848
The Coca-Cola Company
2.125%, 09/06/2029	400,000	358,411
2.500%, 06/01/2040	400,000	280,114
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	532,966
The Kroger Company 3.500%, 02/01/2026	500,000	493,457
The Procter & Gamble Company 3.600%, 03/25/2050	600,000	460,541
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	388,747
Walmart, Inc.
3.250%, 07/08/2029	600,000	569,500
4.050%, 06/29/2048	500,000	410,712
		13,062,343
Energy – 1.7%
Baker Hughes Holdings LLC
3.337%, 12/15/2027 (C)	500,000	482,266
4.486%, 05/01/2030	500,000	489,822
Berry Global, Inc. 5.500%, 04/15/2028	250,000	252,397
BP Capital Markets America, Inc.
4.893%, 09/11/2033	500,000	483,668
5.017%, 11/17/2027	500,000	505,483
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	296,271
Cenovus Energy, Inc. 4.250%, 04/15/2027	300,000	295,843
Chevron Corp. 2.954%, 05/16/2026	800,000	784,379
Devon Energy Corp.
5.000%, 06/15/2045	885,000	739,161
7.875%, 09/30/2031	170,000	191,582
Diamondback Energy, Inc.
5.150%, 01/30/2030	300,000	300,638
5.750%, 04/18/2054	200,000	187,686
Enbridge, Inc.
3.700%, 07/15/2027	400,000	390,227
4.500%, 06/10/2044	400,000	329,862
5.700%, 03/08/2033	700,000	707,272
Energy Transfer LP
3.750%, 05/15/2030	430,000	401,179
5.500%, 06/01/2027	600,000	607,706
6.125%, 12/15/2045	350,000	345,448
6.500%, 02/01/2042	50,000	51,779
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	454,656
4.850%, 08/15/2042	280,000	252,768
6.875%, 03/01/2033	130,000	143,027
Exxon Mobil Corp.
2.995%, 08/16/2039	400,000	302,519
3.482%, 03/19/2030	700,000	659,354
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	61,297
6.500%, 09/01/2039	180,000	188,075
Kinder Morgan, Inc.
5.000%, 02/01/2029	700,000	697,622
5.550%, 06/01/2045	375,000	350,473

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP
4.800%, 02/15/2029	$400,000	$396,506
5.000%, 03/01/2033	145,000	139,260
5.200%, 03/01/2047	155,000	137,608
Occidental Petroleum Corp.
5.200%, 08/01/2029	250,000	248,038
5.375%, 01/01/2032	100,000	97,915
6.625%, 09/01/2030	350,000	366,274
ONEOK Partners LP 6.650%, 10/01/2036	268,000	284,694
ONEOK, Inc.
5.650%, 11/01/2028	370,000	377,545
6.625%, 09/01/2053	360,000	378,512
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	279,693
Phillips 66 Company 3.750%, 03/01/2028	200,000	193,634
Plains All American Pipeline LP 4.900%, 02/15/2045 (C)	500,000	424,050
Shell Finance US, Inc. 4.375%, 05/11/2045	1,000,000	836,105
Shell International Finance BV 6.375%, 12/15/2038	90,000	97,954
Suncor Energy, Inc. 5.950%, 05/15/2035 (C)	163,000	163,734
Targa Resources Partners LP 4.000%, 01/15/2032	500,000	454,875
The Williams Companies, Inc.
3.500%, 11/15/2030	400,000	367,531
5.100%, 09/15/2045	400,000	359,159
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	408,445
Valero Energy Corp. 7.500%, 04/15/2032	270,000	303,039
		17,267,031
Financials – 8.0%
American Express Company 4.420%, (4.420% to 8-3-32, then Overnight SOFR + 1.760%), 08/03/2033	1,000,000	949,145
American International Group, Inc. 5.125%, 03/27/2033	400,000	395,031
Ameriprise Financial, Inc. 5.150%, 05/15/2033	700,000	698,768
Aon Corp. 2.050%, 08/23/2031	400,000	330,616
Aon North America, Inc. 5.450%, 03/01/2034	300,000	299,477
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	395,254
Ares Capital Corp. 3.875%, 01/15/2026	1,000,000	988,564
Arthur J. Gallagher & Company 5.450%, 07/15/2034	400,000	402,215
Athene Global Funding 5.526%, 07/11/2031 (D)	250,000	250,575
Athene Holding, Ltd. 4.125%, 01/12/2028	200,000	195,126
Banco Santander SA 1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	700,000	661,746
Bank of America Corp.
3.366%, (3.366% to 1-23-25, then 3 month CME Term SOFR + 1.072%), 01/23/2026	1,200,000	1,198,869
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	$1,312,000	$1,257,902
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	500,000	484,913
3.974%, (3.974% to 2-7-29, then 3 month CME Term SOFR + 1.472%), 02/07/2030	2,000,000	1,916,660
4.443%, (4.443% to 1-20-47, then 3 month CME Term SOFR + 2.252%), 01/20/2048	500,000	421,109
4.450%, 03/03/2026	700,000	697,099
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035	560,000	560,613
7.750%, 05/14/2038	480,000	560,704
Barclays PLC
4.375%, 01/12/2026	500,000	497,623
4.950%, 01/10/2047	300,000	266,580
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	700,000	770,142
Berkshire Hathaway Finance Corp. 4.400%, 05/15/2042 (C)	600,000	545,157
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	492,327
Capital One Financial Corp.
5.268%, (5.268% to 5-10-32, then Overnight SOFR + 2.370%), 05/10/2033	480,000	467,412
5.700%, (5.700% to 2-1-29, then Overnight SOFR + 1.905%), 02/01/2030	900,000	912,333
Chubb INA Holdings LLC 3.350%, 05/03/2026	300,000	295,336
Citigroup, Inc.
1.462%, (1.462% to 6-9-26, then Overnight SOFR + 0.770%), 06/09/2027	600,000	571,284
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	700,000	592,482
2.666%, (2.666% to 1-29-30, then Overnight SOFR + 1.146%), 01/29/2031	1,000,000	884,751
4.281%, (4.281% to 4-24-47, then 3 month CME Term SOFR + 2.101%), 04/24/2048	500,000	408,020
4.450%, 09/29/2027	500,000	493,226
4.658%, (4.658% to 5-24-27, then Overnight SOFR + 1.887%), 05/24/2028	1,000,000	993,718
5.449%, (5.449% to 6-11-34, then Overnight SOFR + 1.447%), 06/11/2035	800,000	793,239
Citizens Financial Group, Inc. 5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	200,000	200,697
CNA Financial Corp. 3.900%, 05/01/2029	300,000	287,197
CNO Financial Group, Inc. 5.250%, 05/30/2029	200,000	198,591

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Corebridge Financial, Inc. 3.900%, 04/05/2032	$250,000	$227,539
Deutsche Bank AG 2.129%, (2.129% to 11-24-25, then Overnight SOFR + 1.870%), 11/24/2026	600,000	584,642
Discover Bank 4.650%, 09/13/2028	700,000	685,539
European Investment Bank
4.375%, 03/19/2027	1,500,000	1,500,945
4.875%, 02/15/2036	1,000,000	1,007,333
Fifth Third Bancorp 6.339%, (6.339% to 7-27-28, then Overnight SOFR + 2.340%), 07/27/2029	300,000	311,247
Fifth Third Bank, Inc. 2.250%, 02/01/2027	500,000	475,260
Fiserv, Inc. 2.250%, 06/01/2027	600,000	565,851
Five Corners Funding Trust II 2.850%, 05/15/2030 (D)	800,000	715,127
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	758,825
Global Payments, Inc. 4.450%, 06/01/2028	400,000	391,033
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then Overnight SOFR + 2.387%), 06/04/2031	1,000,000	878,002
4.583%, (4.583% to 6-19-28, then 3 month CME Term SOFR + 1.796%), 06/19/2029	1,000,000	979,711
6.500%, 09/15/2037	660,000	678,362
ING Groep NV 4.252%, (4.252% to 3-28-32, then Overnight SOFR + 2.070%), 03/28/2033	300,000	277,919
Inter-American Development Bank
1.125%, 07/20/2028 to 01/13/2031	2,500,000	2,086,087
2.000%, 07/23/2026	1,000,000	964,775
Intercontinental Exchange, Inc.
3.100%, 09/15/2027 (C)	400,000	383,772
4.600%, 03/15/2033	500,000	479,541
International Bank for Reconstruction & Development
0.750%, 11/24/2027	1,000,000	902,863
0.875%, 07/15/2026	1,000,000	948,571
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	391,000	344,457
3.109%, (3.109% to 4-22-50, then Overnight SOFR + 2.440%), 04/22/2051	1,860,000	1,231,072
3.300%, 04/01/2026	700,000	689,307
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029 (C)	500,000	479,690
3.540%, (3.540% to 5-1-27, then 3 month CME Term SOFR + 1.642%), 05/01/2028	700,000	680,166
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	600,000	587,996
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	$750,000	$735,730
4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	1,000,000	999,673
6.400%, 05/15/2038	125,000	136,433
KeyBank NA 5.000%, 01/26/2033 (C)	500,000	479,558
Lincoln National Corp.
3.625%, 12/12/2026	500,000	490,039
7.000%, 06/15/2040	150,000	163,993
Lloyds Banking Group PLC 2.438%, (2.438% to 2-5-25, then 1 Year CMT + 1.000%), 02/05/2026	900,000	897,791
Marsh & McLennan Companies, Inc. 2.375%, 12/15/2031	250,000	209,575
Mastercard, Inc.
2.000%, 11/18/2031	350,000	290,760
2.950%, 11/21/2026	300,000	291,747
MetLife, Inc. 4.600%, 05/13/2046	500,000	434,314
Mitsubishi UFJ Financial Group, Inc. 1.538%, (1.538% to 7-20-26, then 1 Year CMT + 0.750%), 07/20/2027	1,600,000	1,521,749
Mizuho Financial Group, Inc. 1.234%, (1.234% to 5-22-26, then 1 Year CMT + 0.670%), 05/22/2027	800,000	761,448
Morgan Stanley
1.512%, (1.512% to 7-20-26, then Overnight SOFR + 0.858%), 07/20/2027	500,000	475,173
3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	1,000,000	928,828
3.772%, (3.772% to 1-24-28, then 3 month CME Term SOFR + 1.402%), 01/24/2029	550,000	530,400
4.375%, 01/22/2047	1,050,000	876,842
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	1,000,000	1,002,815
6.296%, (6.296% to 10-18-27, then Overnight SOFR + 2.240%), 10/18/2028	1,000,000	1,036,778
Nasdaq, Inc. 1.650%, 01/15/2031	500,000	410,813
National Rural Utilities Cooperative Finance Corp. 4.023%, 11/01/2032	700,000	647,584
NatWest Group PLC 4.964%, (4.964% to 8-15-29, then 1 Year CMT + 1.220%), 08/15/2030	300,000	295,498
Nomura Holdings, Inc. 3.103%, 01/16/2030	1,000,000	902,082
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	525,829
2.850%, 10/01/2029	500,000	457,129
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	538,544
Royal Bank of Canada 2.300%, 11/03/2031	800,000	671,785
S&P Global, Inc. 2.900%, 03/01/2032	600,000	523,515

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
State Street Corp. 5.159%, (5.159% to 5-18-33, then Overnight SOFR + 1.890%), 05/18/2034	$700,000	$695,554
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	900,000	871,988
3.784%, 03/09/2026	550,000	544,378
The Allstate Corp. 3.280%, 12/15/2026	500,000	488,502
The Bank of New York Mellon Corp. 3.250%, 05/16/2027	800,000	776,409
The Bank of Nova Scotia 4.850%, 02/01/2030	700,000	695,028
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	287,076
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	620,056
3.102%, (3.102% to 2-24-32, then Overnight SOFR + 1.410%), 02/24/2033 (C)	1,000,000	861,869
3.210%, (3.210% to 4-22-41, then Overnight SOFR + 1.513%), 04/22/2042	1,000,000	728,718
3.750%, 02/25/2026	500,000	494,478
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	1,000,000	988,428
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	174,781
The PNC Financial Services Group, Inc.
3.450%, 04/23/2029	1,000,000	946,275
4.758%, (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%), 01/26/2027	500,000	499,318
The Toronto-Dominion Bank 2.000%, 09/10/2031 (C)	800,000	663,137
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	240,091
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	51,926
Truist Financial Corp.
1.125%, 08/03/2027 (C)	700,000	637,571
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	700,000	706,178
U.S. Bancorp 2.375%, 07/22/2026 (C)	1,000,000	966,679
UBS Group AG 4.550%, 04/17/2026	800,000	797,195
Visa, Inc.
2.050%, 04/15/2030 (C)	600,000	524,692
3.150%, 12/14/2025	463,000	457,746
4.300%, 12/14/2045	463,000	396,285
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	2,000,000	1,763,764
3.000%, 10/23/2026	1,000,000	969,620
3.068%, (3.068% to 4-30-40, then Overnight SOFR + 2.530%), 04/30/2041	1,250,000	909,447
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,000,000	876,647
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Westpac Banking Corp. 1.150%, 06/03/2026	$800,000	$763,305
		79,783,699
Health care – 2.7%
Abbott Laboratories
3.750%, 11/30/2026	283,000	279,618
4.750%, 11/30/2036	300,000	289,814
AbbVie, Inc.
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,631,414
4.400%, 11/06/2042	660,000	571,241
Amgen, Inc.
4.400%, 05/01/2045	260,000	215,639
4.663%, 06/15/2051	659,000	551,761
5.250%, 03/02/2030 to 03/02/2033	1,350,000	1,345,884
AstraZeneca PLC 0.700%, 04/08/2026	500,000	477,109
Baxter International, Inc. 3.950%, 04/01/2030	500,000	472,344
Becton, Dickinson and Company 4.685%, 12/15/2044	400,000	345,822
Biogen, Inc. 3.250%, 02/15/2051	561,000	360,183
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	446,445
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	367,077
4.550%, 02/20/2048	300,000	254,829
Cardinal Health, Inc. 5.125%, 02/15/2029	500,000	501,064
Centene Corp. 4.250%, 12/15/2027	700,000	678,093
CVS Health Corp.
3.875%, 07/20/2025	650,000	645,819
4.300%, 03/25/2028	389,000	376,905
5.050%, 03/25/2048	500,000	412,273
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	233,700
Dignity Health 4.500%, 11/01/2042 (C)	300,000	253,441
Elevance Health, Inc.
4.101%, 03/01/2028 (C)	350,000	342,037
4.650%, 08/15/2044	150,000	128,639
6.100%, 10/15/2052	333,000	336,431
Eli Lilly & Company 2.250%, 05/15/2050	500,000	281,009
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	305,229
GE HealthCare Technologies, Inc. 5.857%, 03/15/2030	225,000	233,053
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	592,811
GlaxoSmithKline Capital, Inc. 6.375%, 05/15/2038	210,000	227,612
HCA, Inc.
4.500%, 02/15/2027	500,000	495,297
5.500%, 06/15/2047	400,000	363,197
5.600%, 04/01/2034	500,000	492,546
Humana, Inc. 3.950%, 03/15/2027	350,000	343,307
Johnson & Johnson
2.100%, 09/01/2040	500,000	332,304
5.850%, 07/15/2038	285,000	304,015
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	453,604

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Medtronic, Inc. 4.375%, 03/15/2035	$500,000	$469,278
Merck & Company, Inc. 2.150%, 12/10/2031	550,000	459,968
Merck Sharp & Dohme Corp. 6.400%, 03/01/2028	500,000	524,375
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	493,659
Pfizer Investment Enterprises Pte, Ltd. 5.300%, 05/19/2053	1,000,000	936,323
Pfizer, Inc.
2.750%, 06/03/2026	713,000	695,994
4.400%, 05/15/2044	264,000	228,269
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	484,657
4.700%, 03/30/2045	500,000	437,883
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050 (C)	1,000,000	589,266
Solventum Corp. 5.450%, 02/25/2027 to 03/13/2031 (D)	500,000	501,653
Stryker Corp. 4.625%, 03/15/2046	350,000	303,194
Takeda Pharmaceutical Company, Ltd. 5.300%, 07/05/2034	500,000	495,247
The Cigna Group 4.375%, 10/15/2028	500,000	490,141
Thermo Fisher Scientific, Inc. 2.000%, 10/15/2031 (C)	400,000	332,820
UnitedHealth Group, Inc.
2.300%, 05/15/2031	500,000	425,156
2.900%, 05/15/2050	400,000	247,979
4.375%, 03/15/2042	50,000	42,587
4.450%, 12/15/2048	300,000	247,097
5.350%, 02/15/2033	700,000	704,406
5.800%, 03/15/2036	300,000	309,502
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	302,000	297,203
Viatris, Inc. 2.700%, 06/22/2030	500,000	433,729
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026 (C)	500,000	492,175
Zoetis, Inc. 2.000%, 05/15/2030	500,000	430,273
		27,014,400
Industrials – 2.2%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	500,000	435,660
4.450%, 04/03/2026	400,000	397,921
5.750%, 06/06/2028	1,000,000	1,018,914
Air Lease Corp.
3.125%, 12/01/2030	600,000	531,732
3.625%, 12/01/2027 (C)	400,000	386,555
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 12/05/2029	188,850	178,348
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	745,958
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	350,000	303,526
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	456,755
Carrier Global Corp.
2.493%, 02/15/2027	400,000	382,474
3.577%, 04/05/2050	170,000	121,830
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Caterpillar, Inc.
2.600%, 04/09/2030	$560,000	$504,835
3.250%, 04/09/2050	400,000	276,325
CNH Industrial Capital LLC 4.550%, 04/10/2028	500,000	493,164
CSX Corp.
3.350%, 11/01/2025	420,000	416,102
3.800%, 04/15/2050	1,000,000	751,971
Deere & Company 3.100%, 04/15/2030	500,000	459,898
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	200,000	197,269
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,088,600
FedEx Corp.
3.875%, 08/01/2042	420,000	326,653
4.400%, 01/15/2047	350,000	283,229
General Dynamics Corp. 3.625%, 04/01/2030	500,000	472,104
General Electric Company
4.500%, 03/11/2044	500,000	432,599
6.750%, 03/15/2032	66,000	72,307
6.875%, 01/10/2039	168,000	190,762
Honeywell International, Inc.
1.950%, 06/01/2030	500,000	431,707
5.250%, 03/01/2054	250,000	234,120
Ingersoll Rand, Inc. 5.400%, 08/14/2028	400,000	406,367
John Deere Capital Corp. 4.500%, 01/08/2027	300,000	300,421
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	142,620
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	271,450
Lockheed Martin Corp.
3.800%, 03/01/2045	400,000	315,268
5.250%, 01/15/2033	475,000	480,028
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	218,899
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	286,774
4.400%, 05/01/2030	200,000	194,738
Republic Services, Inc. 2.375%, 03/15/2033	400,000	324,010
RTX Corp.
4.625%, 11/16/2048	500,000	424,797
6.125%, 07/15/2038	225,000	236,181
Southwest Airlines Company 5.125%, 06/15/2027	1,000,000	1,004,457
Stanley Black & Decker, Inc. 2.750%, 11/15/2050	300,000	172,439
The Boeing Company
2.600%, 10/30/2025	438,000	429,603
2.950%, 02/01/2030	400,000	357,249
3.750%, 02/01/2050	400,000	272,815
5.805%, 05/01/2050	600,000	558,092
8.750%, 09/15/2031	90,000	104,593
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	198,625
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	497,159
Uber Technologies, Inc. 4.300%, 01/15/2030	300,000	290,307

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Union Pacific Corp.
3.799%, 10/01/2051 to 04/06/2071	$1,113,000	$776,039
4.500%, 01/20/2033	500,000	480,672
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 04/07/2030	193,510	180,730
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	379,752
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	581,147
Waste Management, Inc. 2.500%, 11/15/2050	300,000	174,373
		21,650,923
Information technology – 1.7%
Apple, Inc.
1.650%, 05/11/2030	900,000	773,675
2.450%, 08/04/2026	1,060,000	1,028,116
4.100%, 08/08/2062	700,000	557,330
4.850%, 05/10/2053 (C)	470,000	443,895
Applied Materials, Inc. 5.100%, 10/01/2035	470,000	469,977
Broadcom, Inc.
2.600%, 02/15/2033 (D)	1,000,000	826,597
3.137%, 11/15/2035 (D)	600,000	490,003
4.300%, 11/15/2032	700,000	660,200
4.800%, 10/15/2034	400,000	385,994
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	84,536
Dell International LLC 5.300%, 10/01/2029	600,000	605,762
Eaton Corp. 3.103%, 09/15/2027	500,000	481,509
Hewlett Packard Enterprise Company 6.200%, 10/15/2035	400,000	418,212
HP, Inc. 6.000%, 09/15/2041	500,000	506,910
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,100,150
4.000%, 06/20/2042	210,000	171,585
5.600%, 11/30/2039	21,000	21,043
Intel Corp.
2.000%, 08/12/2031 (C)	500,000	402,577
5.200%, 02/10/2033 (C)	1,000,000	966,827
Micron Technology, Inc. 5.327%, 02/06/2029	250,000	251,178
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	946,482
3.125%, 11/03/2025	438,000	433,426
NVIDIA Corp. 2.000%, 06/15/2031	400,000	339,841
NXP BV 3.400%, 05/01/2030	520,000	477,634
Oracle Corp.
2.650%, 07/15/2026	310,000	300,543
2.875%, 03/25/2031	400,000	351,976
3.250%, 11/15/2027	565,000	543,224
4.000%, 11/15/2047	400,000	304,864
4.125%, 05/15/2045	500,000	395,106
5.550%, 02/06/2053	300,000	283,438
Qualcomm, Inc. 1.650%, 05/20/2032	566,000	451,094
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	488,110
Salesforce, Inc. 2.700%, 07/15/2041	400,000	281,774
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Texas Instruments, Inc. 3.875%, 03/15/2039	$200,000	$171,717
VMware LLC 1.800%, 08/15/2028	400,000	358,878
		16,774,183
Materials – 0.6%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	470,009
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	354,864
DuPont de Nemours, Inc. 5.319%, 11/15/2038	242,000	242,717
Eastman Chemical Company 4.650%, 10/15/2044	500,000	422,448
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	300,000	280,301
Huntsman International LLC 4.500%, 05/01/2029	500,000	476,712
International Paper Company 5.000%, 09/15/2035	500,000	488,773
LYB International Finance II BV 3.500%, 03/02/2027	400,000	388,891
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	255,149
Newmont Corp. 4.875%, 03/15/2042	270,000	246,182
Nucor Corp. 2.700%, 06/01/2030	300,000	267,915
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	105,474
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	245,720
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	240,612
The Dow Chemical Company
4.375%, 11/15/2042	590,000	483,984
9.400%, 05/15/2039	130,000	172,399
The Sherwin-Williams Company 3.450%, 06/01/2027	300,000	291,768
Vale Overseas, Ltd. 6.875%, 11/10/2039	204,000	216,467
Vulcan Materials Company 3.500%, 06/01/2030	300,000	278,065
		5,928,450
Real estate – 0.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	400,000	308,151
American Homes 4 Rent LP 3.625%, 04/15/2032 (C)	350,000	312,880
American Tower Corp.
3.800%, 08/15/2029	525,000	497,002
4.050%, 03/15/2032 (C)	300,000	278,264
AvalonBay Communities, Inc. 2.050%, 01/15/2032 (C)	400,000	331,183
Boston Properties LP 2.550%, 04/01/2032	500,000	404,788
Brixmor Operating Partnership LP 4.125%, 05/15/2029	700,000	671,744
Crown Castle, Inc.
2.500%, 07/15/2031 (C)	300,000	252,650
3.700%, 06/15/2026	400,000	393,468
CubeSmart LP 4.000%, 11/15/2025	200,000	198,579
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	196,303

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Equinix, Inc. 2.150%, 07/15/2030	$400,000	$344,252
Essex Portfolio LP 3.000%, 01/15/2030	400,000	361,840
Extra Space Storage LP 2.350%, 03/15/2032 (C)	500,000	408,479
GLP Capital LP 5.300%, 01/15/2029	600,000	595,650
Healthpeak OP LLC 3.500%, 07/15/2029	400,000	374,262
Kimco Realty OP LLC 2.250%, 12/01/2031	250,000	207,445
Mid-America Apartments LP 3.950%, 03/15/2029	400,000	385,270
Prologis LP 5.125%, 01/15/2034	275,000	271,007
Realty Income Corp.
3.250%, 01/15/2031	200,000	180,584
4.875%, 06/01/2026	185,000	185,447
Simon Property Group LP 3.375%, 06/15/2027	500,000	486,164
Sun Communities Operating LP 5.700%, 01/15/2033	1,000,000	996,001
Ventas Realty LP 2.500%, 09/01/2031	200,000	168,933
Welltower OP LLC 2.750%, 01/15/2031	300,000	261,847
		9,072,193
Utilities – 2.2%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	296,548
Ameren Corp. 3.500%, 01/15/2031	1,000,000	912,591
American Electric Power Company, Inc. 5.625%, 03/01/2033	150,000	151,531
American Water Capital Corp. 4.300%, 09/01/2045	350,000	286,701
Arizona Public Service Company 3.350%, 05/15/2050	500,000	337,770
Baltimore Gas & Electric Company 4.550%, 06/01/2052	700,000	581,030
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	433,144
6.125%, 04/01/2036	436,000	458,490
CenterPoint Energy, Inc. 2.950%, 03/01/2030	700,000	629,390
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	544,905
Constellation Energy Generation LLC
6.125%, 01/15/2034	185,000	193,651
6.250%, 10/01/2039	160,000	166,878
Dominion Energy South Carolina, Inc. 4.600%, 06/15/2043	375,000	326,484
Dominion Energy, Inc. 3.375%, 04/01/2030	600,000	551,895
DTE Electric Company
3.750%, 08/15/2047	300,000	225,804
5.200%, 04/01/2033	230,000	229,730
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	207,819
Duke Energy Corp.
2.450%, 06/01/2030	660,000	578,500
4.800%, 12/15/2045	500,000	431,511
5.000%, 08/15/2052	600,000	523,613
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp. (continued)
5.750%, 09/15/2033	$500,000	$512,624
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	576,864
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	391,094
Eversource Energy 4.250%, 04/01/2029	500,000	482,966
Exelon Corp. 3.400%, 04/15/2026	542,000	533,079
FirstEnergy Corp. 2.650%, 03/01/2030	225,000	199,449
Florida Power & Light Company 5.650%, 02/01/2037	290,000	296,534
Georgia Power Company
4.950%, 05/17/2033	300,000	293,788
5.950%, 02/01/2039	335,000	338,304
Indiana Michigan Power Company
3.850%, 05/15/2028	600,000	580,614
6.050%, 03/15/2037	187,000	192,541
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	700,000	605,221
5.250%, 02/28/2053	700,000	642,451
NiSource, Inc.
3.950%, 03/30/2048	400,000	304,385
5.400%, 06/30/2033	1,000,000	1,000,985
Oncor Electric Delivery Company LLC
4.550%, 09/15/2032	200,000	192,178
7.500%, 09/01/2038	188,000	220,497
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	513,047
3.750%, 07/01/2028	30,000	28,709
4.550%, 07/01/2030	227,000	219,691
4.950%, 07/01/2050	827,000	717,661
5.800%, 05/15/2034	325,000	332,319
PacifiCorp 6.000%, 01/15/2039	335,000	341,721
PPL Electric Utilities Corp. 5.000%, 05/15/2033	250,000	247,032
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	382,088
Public Service Electric & Gas Company 3.100%, 03/15/2032	300,000	265,537
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	210,024
Sempra 3.400%, 02/01/2028	200,000	191,183
Southern California Edison Company
2.250%, 06/01/2030	700,000	608,222
5.350%, 07/15/2035	130,000	129,531
Southern California Gas Company 6.350%, 11/15/2052	500,000	537,827
The Connecticut Light & Power Company 4.300%, 04/15/2044	235,000	196,420
The Southern Company
3.250%, 07/01/2026	572,000	560,208
4.400%, 07/01/2046	500,000	413,544
Virginia Electric & Power Company
4.625%, 05/15/2052	250,000	210,405
8.875%, 11/15/2038	190,000	246,528
Wisconsin Electric Power Company 4.750%, 09/30/2032	200,000	197,173

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Xcel Energy, Inc. 4.600%, 06/01/2032	$600,000	$570,999
		22,551,428
TOTAL CORPORATE BONDS (Cost $266,546,280)		$248,436,896
MUNICIPAL BONDS – 0.3%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	56,754
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	156,165
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	47,368
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	100,510
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	340,209
New York State Urban Development Corp. 5.770%, 03/15/2039	270,000	272,665
State of California, GO 7.300%, 10/01/2039	400,000	455,442
State of California, GO 7.500%, 04/01/2034	80,000	91,269
State of Illinois, GO 5.100%, 06/01/2033	108,235	106,708
State of Illinois, GO 7.350%, 07/01/2035	220,000	234,553
State of Texas, GO 5.517%, 04/01/2039	260,000	259,921
State of Utah, GO 3.539%, 07/01/2025	76,759	76,480
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	312,920
TOTAL MUNICIPAL BONDS (Cost $2,485,487)		$2,510,964
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
Commercial and residential – 1.5%
BANK
Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	1,872,640	1,800,371
Series 2022-BNK39, Class A4, 2.928%, 02/15/2055 (E)	2,000,000	1,724,970
BBCMS Mortgage Trust Series 2024-5C29, Class AS 5.627%, 09/15/2057	1,500,000	1,506,968
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (E)	2,000,000	1,765,158
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,029,741
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	1,897,757	1,853,235
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	2,742,204	2,666,335
Morgan Stanley Capital Trust Series 2021-L5, Class A4 2.728%, 05/15/2054	2,000,000	1,733,527
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (E)	$500,000	$495,549
		14,575,854
U.S. Government Agency – 0.1%
Federal Home Loan Mortgage Corp.
Series K047, Class A2, 3.329%, 05/25/2025 (E)	651,634	647,669
Series K755, Class A2, 5.203%, 02/25/2031	600,000	610,490
		1,258,159
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,687,535)		$15,834,013
ASSET-BACKED SECURITIES – 0.5%
Carmax Auto Owner Trust Series 2022-4, Class A4 5.700%, 07/17/2028	1,000,000	1,015,866
Carvana Auto Receivables Trust Series 2024-P2, Class A4 5.210%, 06/10/2030	1,000,000	1,008,217
CNH Equipment Trust Series 2023-B, Class A4 5.460%, 03/17/2031	600,000	612,914
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	838,055	773,194
Toyota Auto Receivables Owner Trust Series 2023-B, Class A4 4.660%, 09/15/2028	1,250,000	1,251,363
TOTAL ASSET-BACKED SECURITIES (Cost $4,745,971)		$4,661,554
SHORT-TERM INVESTMENTS – 1.0%
Short-term funds – 1.0%
John Hancock Collateral Trust, 4.2987% (F)(G)	979,878	9,802,503
TOTAL SHORT-TERM INVESTMENTS (Cost $9,802,660)		$9,802,503
Total Investments (Total Bond Market Trust) (Cost $1,082,683,505) – 100.0%		$999,660,009
Other assets and liabilities, net – 0.0%		190,669
TOTAL NET ASSETS – 100.0%		$999,850,678
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
GO	General Obligation
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	All or a portion of this security is on loan as of 12-31-24.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Total Bond Market Trust (continued)
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 12-31-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,116,621.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.4%
U.S. Government Agency – 0.4%
Federal Home Loan Mortgage Corp.
6.566%, (1 Year CMT + 2.095%), 12/01/2035 (A)	$57,715	$58,283
6.640%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.515%), 12/01/2035 (A)	14,785	14,883
6.764%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.588%), 05/01/2037 (A)	38,666	39,225
6.815%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.565%), 12/01/2036 (A)	18,748	18,868
7.063%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.552%), 02/01/2036 (A)	25,160	25,496
7.165%, (1 Year CMT + 2.165%), 11/01/2036 (A)	35,303	35,679
7.231%, (1 Year CMT + 2.231%), 05/01/2034 (A)	53,400	53,849
7.322%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.447%), 06/01/2036 (A)	13,240	13,401
7.420%, (1 Year CMT + 2.295%), 08/01/2035 (A)	50,140	51,017
Federal National Mortgage Association
6.282%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.295%), 10/01/2038 (A)	16,365	16,504
6.360%, (1 Year CMT + 2.192%), 02/01/2035 (A)	76,525	77,718
6.474%, (1 Year CMT + 2.204%), 05/01/2036 (A)	100,430	101,977
6.486%, (1 Year CMT + 2.148%), 01/01/2036 (A)	23,407	23,764
6.534%, (1 Year CMT + 2.163%), 01/01/2036 (A)	66,228	67,118
6.543%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.438%), 04/01/2035 (A)	147,108	148,961
6.750%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.485%), 10/01/2035 (A)	63,013	63,494
6.794%, (1 Year CMT + 2.333%), 05/01/2034 (A)	36,746	37,359
6.895%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.518%), 02/01/2035 (A)	37,606	37,898
6.980%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.574%), 07/01/2035 (A)	80,313	81,551
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
7.064%, (1 Year CMT + 2.274%), 07/01/2035 (A)	$52,679	$53,456
		1,020,501
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,061,384)		$1,020,501
CORPORATE BONDS – 52.1%
Communication services – 3.6%
Charter Communications Operating LLC 4.908%, 07/23/2025	461,000	460,451
Comcast Corp. 3.950%, 10/15/2025	2,000,000	1,989,603
T-Mobile USA, Inc. 2.250%, 02/15/2026	2,560,000	2,486,471
TWDC Enterprises 18 Corp. 3.000%, 02/13/2026	2,000,000	1,968,643
WarnerMedia Holdings, Inc. 3.638%, 03/15/2025	1,111,000	1,107,427
		8,012,595
Consumer discretionary – 6.3%
American Honda Finance Corp. 4.950%, 01/09/2026	700,000	701,232
BMW US Capital LLC 2.800%, 04/11/2026 (B)	3,000,000	2,933,089
Booking Holdings, Inc. 3.650%, 03/15/2025	2,000,000	1,995,545
Expedia Group, Inc. 6.250%, 05/01/2025 (B)	1,450,000	1,450,961
Ford Motor Credit Company LLC
4.389%, 01/08/2026	1,107,000	1,098,157
5.125%, 06/16/2025	1,175,000	1,174,243
General Motors Financial Company, Inc. 2.900%, 02/26/2025	2,000,000	1,992,790
Hyundai Capital America 5.250%, 01/08/2027 (B)	2,000,000	2,011,655
Mercedes-Benz Finance North America LLC 5.200%, 08/03/2026 (B)	700,000	705,074
		14,062,746
Consumer staples – 1.7%
Dollar Tree, Inc. 4.000%, 05/15/2025	2,906,000	2,895,181
Kenvue, Inc. 5.500%, 03/22/2025	1,000,000	1,001,734
		3,896,915
Energy – 2.6%
Energy Transfer LP 4.050%, 03/15/2025	1,480,000	1,477,074
Enterprise Products Operating LLC 5.050%, 01/10/2026	1,430,000	1,436,989
EOG Resources, Inc. 4.150%, 01/15/2026	1,450,000	1,442,752
MPLX LP 4.875%, 06/01/2025	1,500,000	1,498,951
		5,855,766
Financials – 18.2%
American Express Company 6.338%, (6.338% to 10-30-25, then Overnight SOFR + 1.330%), 10/30/2026	2,000,000	2,024,768

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Capital Corp. 3.875%, 01/15/2026	$1,840,000	$1,818,958
Athene Global Funding 5.620%, 05/08/2026 (B)	1,800,000	1,816,327
Bank of America Corp. 4.827%, (4.827% to 7-22-25, then Overnight SOFR + 1.750%), 07/22/2026	2,000,000	1,999,892
Barclays PLC 5.304%, (5.304% to 8-9-25, then 1 Year CMT + 2.300%), 08/09/2026	1,180,000	1,182,223
Blackstone Private Credit Fund 7.050%, 09/29/2025	2,000,000	2,029,257
Citizens Financial Group, Inc. 4.300%, 12/03/2025	1,195,000	1,187,116
Credit Agricole SA 1.247%, (1.247% to 1-26-26, then Overnight SOFR + 0.892%), 01/26/2027 (B)	2,000,000	1,920,607
Discover Bank 4.250%, 03/13/2026	2,000,000	1,983,461
JPMorgan Chase & Co. 3.900%, 07/15/2025	3,000,000	2,989,293
KeyBank NA 4.150%, 08/08/2025	1,000,000	994,863
Lloyds Banking Group PLC 2.438%, (2.438% to 2-5-25, then 1 Year CMT + 1.000%), 02/05/2026	1,475,000	1,471,379
Morgan Stanley
2.188%, (2.188% to 4-28-25, then Overnight SOFR + 1.990%), 04/28/2026	2,000,000	1,982,162
4.000%, 07/23/2025	1,455,000	1,449,043
Royal Bank of Canada 4.650%, 01/27/2026	700,000	699,102
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,910,662
State Street Corp. 5.104%, (5.104% to 5-18-25, then Overnight SOFR + 1.130%), 05/18/2026	700,000	701,075
The Charles Schwab Corp. 3.850%, 05/21/2025	2,430,000	2,423,230
The Toronto-Dominion Bank 1.200%, 06/03/2026	2,000,000	1,904,542
Truist Bank 3.300%, 05/15/2026	700,000	685,418
U.S. Bancorp 5.727%, (5.727% to 10-21-25, then Overnight SOFR + 1.430%), 10/21/2026	1,450,000	1,459,751
UBS Group AG 4.125%, 04/15/2026 (B)	700,000	693,232
Visa, Inc. 3.150%, 12/14/2025	3,000,000	2,965,957
Wells Fargo & Company 3.000%, 02/19/2025	1,495,000	1,490,837
		40,783,155
Health care – 9.4%
AbbVie, Inc. 3.200%, 05/14/2026	3,000,000	2,946,627
Amgen, Inc. 5.507%, 03/02/2026	1,820,000	1,819,953
Astrazeneca Finance LLC 1.200%, 05/28/2026	2,000,000	1,911,753
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Boston Scientific Corp. 1.900%, 06/01/2025	$1,000,000	$988,324
Bristol-Myers Squibb Company 3.200%, 06/15/2026	3,000,000	2,946,766
CVS Health Corp. 5.000%, 02/20/2026	3,000,000	2,996,895
HCA, Inc. 5.875%, 02/15/2026	2,000,000	2,010,057
Pfizer Investment Enterprises Pte, Ltd.
4.450%, 05/19/2026	3,000,000	2,995,479
4.650%, 05/19/2025	2,375,000	2,375,920
		20,991,774
Industrials – 4.6%
3M Company 3.000%, 08/07/2025	3,000,000	2,968,669
AerCap Ireland Capital DAC 6.500%, 07/15/2025	2,000,000	2,012,896
CSX Corp. 2.600%, 11/01/2026	2,000,000	1,933,527
Daimler Truck Finance North America LLC 5.200%, 01/17/2025 (B)	875,000	875,074
Lockheed Martin Corp. 4.950%, 10/15/2025	1,445,000	1,448,086
Penske Truck Leasing Company LP 3.950%, 03/10/2025 (B)	1,200,000	1,197,717
		10,435,969
Information technology – 3.1%
Apple, Inc. 0.700%, 02/08/2026	1,000,000	960,883
Dell International LLC 6.020%, 06/15/2026	1,429,000	1,449,485
International Business Machines Corp. 7.000%, 10/30/2025	700,000	713,608
Micron Technology, Inc. 4.975%, 02/06/2026	2,430,000	2,432,498
Oracle Corp. 1.650%, 03/25/2026	1,540,000	1,484,550
		7,041,024
Real estate – 0.5%
Realty Income Corp. 5.050%, 01/13/2026	1,143,000	1,142,304
Utilities – 2.1%
NextEra Energy Capital Holdings, Inc. 4.450%, 06/20/2025	2,500,000	2,495,800
Sierra Pacific Power Company 2.600%, 05/01/2026	700,000	681,224
Vistra Operations Company LLC 5.125%, 05/13/2025 (B)	1,500,000	1,498,329
		4,675,353
TOTAL CORPORATE BONDS (Cost $116,628,120)		$116,897,601
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Commercial and residential – 0.0%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(C)	76,460	73,947

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (30 day Average SOFR + 0.464%) 5.033%, 04/25/2042 (A)	$362,521	$357,060
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $439,773)		$431,007
ASSET-BACKED SECURITIES – 20.1%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032 (B)	391,298	395,880
American Express Credit Account Master Trust Series 2022-3, Class A 3.750%, 08/15/2027	2,000,000	1,990,792
AmeriCredit Automobile Receivables Trust Series 2022-1, Class A3 2.450%, 11/18/2026	201,030	200,215
Amur Equipment Finance Receivables XIII LLC Series 2024-1A, Class A2 5.380%, 01/21/2031 (B)	861,182	869,458
ARI Fleet Lease Trust Series 2024-A, Class A2 5.300%, 11/15/2032 (B)	965,253	970,602
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	1,000,000	996,846
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	475,000	470,228
Series 2020-2A, Class A 2.020%, 02/20/2027 (B)	1,000,000	976,007
Series 2022-3A, Class A 4.620%, 02/20/2027 (B)	850,000	849,662
Capital One Multi-Asset Execution Trust Series 2023-A1, Class A 4.420%, 05/15/2028	2,000,000	2,000,213
CarMax Auto Owner Trust
Series 2021-2, Class A4 0.810%, 12/15/2026	418,673	413,837
Series 2021-3, Class A3 0.550%, 06/15/2026	433,563	430,287
Series 2021-3, Class A4 0.740%, 01/15/2027	875,000	853,207
Series 2021-4, Class A4 0.820%, 04/15/2027	600,000	580,347
Series 2022-1, Class A3 1.470%, 12/15/2026	289,583	286,063
Series 2023-1, Class A3 4.750%, 10/15/2027	866,167	867,599
Carvana Auto Receivables Trust Series 2022-P3, Class A3 4.610%, 11/10/2027	665,457	665,421
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.650%, 05/15/2035 (B)	516,314	519,641
Series 2023-2A, Class A1 6.160%, 10/15/2035 (B)	677,480	687,361
Citizens Auto Receivables Trust Series 2024-1, Class A3 5.110%, 04/17/2028 (B)	1,800,000	1,812,103
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust
Series 2021-B, Class A4 0.700%, 05/17/2027	$600,000	$583,658
Series 2022-B, Class A3 3.890%, 08/16/2027	190,673	189,725
Dell Equipment Finance Trust Series 2024-1, Class A2 5.580%, 03/22/2030 (B)	1,600,000	1,606,964
DLLAD LLC Series 2023-1A, Class A3 4.790%, 01/20/2028 (B)	700,000	701,550
Enterprise Fleet Financing LLC
Series 2021-2, Class A3 0.740%, 05/20/2027 (B)	898,198	887,188
Series 2022-1, Class A3 3.270%, 01/20/2028 (B)	369,000	364,769
Series 2022-2, Class A3 4.790%, 05/21/2029 (B)	746,000	746,895
Series 2022-3, Class A2 4.380%, 07/20/2029 (B)	298,783	298,305
Series 2022-4, Class A2 5.760%, 10/22/2029 (B)	129,932	130,838
Series 2023-3, Class A2 6.400%, 03/20/2030 (B)	570,956	581,728
Series 2024-1, Class A2 5.230%, 03/20/2030 (B)	996,495	1,003,639
Ford Credit Auto Lease Trust Series 2023-B, Class A3 5.910%, 10/15/2026	809,000	813,538
Ford Credit Auto Owner Trust Series 2020-2, Class A 1.060%, 04/15/2033 (B)	3,000,000	2,920,283
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.060%, 09/15/2027	725,000	707,305
Gm Financial Consumer Automobile Receivables Trust Series 2022-1, Class A4 1.510%, 04/17/2028	823,000	799,293
GreatAmerica Leasing Receivables Funding LLC Series 2022-1, Class A3 5.080%, 09/15/2026 (B)	2,282,264	2,287,432
Harley-Davidson Motorcycle Trust Series 2022-A, Class A4 3.260%, 01/15/2030	500,000	493,482
Honda Auto Receivables Owner Trust Series 2021-4, Class A3 0.880%, 01/21/2026	235,309	233,478
Hyundai Auto Receivables Trust Series 2021-A, Class A4 0.620%, 05/17/2027	567,475	564,043
John Deere Owner Trust Series 2023-A, Class A2 5.280%, 03/16/2026	119,662	119,694
MMAF Equipment Finance LLC Series 2024-A, Class A2 5.200%, 09/13/2027 (B)	706,151	708,868
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3 4.910%, 11/15/2027	335,000	336,081
SBNA Auto Lease Trust
Series 2023-A, Class A3 6.510%, 04/20/2027 (B)	700,000	708,712
Series 2024-A, Class A3 5.390%, 11/20/2026 (B)	1,000,000	1,005,575

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC Series 2022-2A, Class A3 6.500%, 10/21/2030 (B)	$1,825,957	$1,835,770
Tesla Auto Lease Trust Series 2023-A, Class A4 5.940%, 07/20/2027 (B)	1,000,000	1,007,632
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (B)	1,139,659	1,140,885
Toyota Auto Loan Extended Note Trust Series 2020-1A, Class A 1.350%, 05/25/2033 (B)	1,250,000	1,233,643
Toyota Auto Receivables Owner Trust Series 2021-D, Class A4 1.020%, 03/15/2027	750,000	729,937
Toyota Lease Owner Trust Series 2023-A, Class A4 5.050%, 08/20/2027 (B)	1,100,000	1,103,189
Wheels Fleet Lease Funding 1 LLC Series 2024-1A, Class A1 5.490%, 02/18/2039 (B)	654,000	661,463
World Omni Auto Receivables Trust
Series 2021-C, Class A4 0.640%, 09/15/2027	750,000	734,022
Series 2021-D, Class A3 0.810%, 10/15/2026	274,399	272,323
Series 2021-D, Class A4 1.100%, 11/15/2027	750,000	729,485
TOTAL ASSET-BACKED SECURITIES (Cost $44,614,506)		$45,077,161
SHORT-TERM INVESTMENTS – 26.8%
U.S. Government – 26.7%
U.S. Treasury Bill
4.161%, 06/12/2025 *	12,645,000	12,410,973
4.251%, 03/27/2025 *	22,748,000	22,525,613
4.265%, 05/08/2025 *	25,500,000	25,130,195
		60,066,781
Short-term funds – 0.1%
John Hancock Collateral Trust, 4.2987% (D)(E)	27,038	270,479
TOTAL SHORT-TERM INVESTMENTS (Cost $60,314,709)		$60,337,260
Total Investments (Ultra Short Term Bond Trust) (Cost $223,058,492) – 99.6%		$223,763,530
Other assets and liabilities, net – 0.4%		787,922
TOTAL NET ASSETS – 100.0%		$224,551,452
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $44,659,128 or 19.9% of the fund's net assets as of 12-31-24.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	The rate shown is the annualized seven-day yield as of 12-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Ultra Short Term Bond Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 12-31-24:
High Yield Trust
United States	78.1%
Canada	5.4%
Cayman Islands	4.6%
France	2.1%
United Kingdom	1.4%
Netherlands	1.2%
Luxembourg	1.2%
Jersey, Channel Islands	1.0%
Other countries	5.0%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	63.2%
Canada	8.3%
Indonesia	3.9%
Australia	2.7%
New Zealand	2.3%
Philippines	2.0%
United Kingdom	2.0%
Supranational	1.9%
South Korea	1.8%
India	1.7%
Other countries	10.2%
TOTAL	100.0%
The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2024

Assets	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Unaffiliated investments, at value (including securities loaned)	$542,080,871	$834,805,025	$174,965,397	$235,791,640
Affiliated investments, at value	3,717,413	2,352,408	12,262,146	209,385
Repurchase agreements, at value	—	—	—	5,400,000
Total investments, at value	545,798,284	837,157,433	187,227,543	241,401,025
Receivable for centrally cleared swaps	—	—	824,541	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	78,401
Receivable for futures variation margin	—	—	—	100,243
Cash	21,379	—	41,687	—
Foreign currency, at value	—	—	195,912	110,296
Collateral held at broker for futures contracts	—	—	136,959	—
Dividends and interest receivable	4,468,787	5,139,606	3,312,415	1,723,012
Receivable for fund shares sold	2,125,904	70,108	22,728	2,408,061
Receivable for investments sold	14,626,208	—	441,423	—
Receivable for delayed delivery securities sold	—	2,635,480	—	—
Receivable for securities lending income	3,038	3,191	70,206	687
Other assets	48,169	24,950	5,752	7,385
Total assets	567,091,769	845,030,768	192,279,166	245,829,110
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	30,768	—
Payable for centrally cleared swaps	—	—	—	76,539
Payable for futures variation margin	—	—	7,606	—
Due to custodian	—	8,220	—	132,761
Payable for collateral on sale commitments	—	10,000	—	—
Payable for investments purchased	14,799,677	7,604,188	439,180	1,347,353
Payable for delayed delivery securities purchased	—	38,565,667	—	26,869,869
Payable for fund shares repurchased	4,841	429,605	455,188	17,405
Payable upon return of securities loaned	1,904,429	2,351,785	12,253,999	209,358
Payable to affiliates
Accounting and legal services fees	13,324	19,396	4,489	5,203
Trustees' fees	177	121	236	224
Other liabilities and accrued expenses	92,212	120,067	111,354	100,682
Total liabilities	16,814,660	49,109,049	13,302,820	28,759,394
Net assets	$550,277,109	$795,921,719	$178,976,346	$217,069,716
Net assets consist of
Paid-in capital	$634,941,773	$945,294,840	$260,377,037	$251,583,185
Total distributable earnings (loss)	(84,664,664)	(149,373,121)	(81,400,691)	(34,513,469)
Net assets	$550,277,109	$795,921,719	$178,976,346	$217,069,716
Unaffiliated investments, including repurchase agreements, at cost	$574,766,310	$861,879,274	$187,891,767	$261,186,707
Affiliated investments, at cost	$3,717,357	$2,352,431	$12,261,610	$209,386
Foreign currency, at cost	—	—	$207,024	$114,057
Securities loaned, at value	$1,859,115	$2,303,038	$11,939,388	$205,056
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$25,603,650	$61,268,753	$47,669,707	$96,780,580
Shares outstanding	3,150,122	5,540,431	9,927,369	10,155,566
Net asset value, offering price and redemption price per share	$8.13	$11.06	$4.80	$9.53
Series II
Net assets	$100,027,457	$77,386,307	$30,763,188	$50,107,333
Shares outstanding	12,277,955	7,008,048	6,208,962	5,254,513
Net asset value, offering price and redemption price per share	$8.15	$11.04	$4.95	$9.54
Series NAV
Net assets	$424,646,002	$657,266,659	$100,543,451	$70,181,803
Shares outstanding	52,201,914	59,769,707	21,397,895	7,397,615
Net asset value, offering price and redemption price per share	$8.13	$11.00	$4.70	$9.49
The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2024

Assets	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Unaffiliated investments, at value (including securities loaned)	$1,811,782,388	$177,348,822	$5,809,134,651	$156,321,978
Affiliated investments, at value	—	2,067,770	32,684,463	2,158,408
Repurchase agreements, at value	392,545,000	—	—	—
Total investments, at value	2,204,327,388	179,416,592	5,841,819,114	158,480,386
Swap contracts, at value	—	1,077,654	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,026,840	—	—
Receivable for futures variation margin	—	5,402	—	—
Cash	446	—	315,004	22
Foreign currency, at value	—	562,888	—	—
Collateral held at broker for futures contracts	—	794,322	309,990	—
Dividends and interest receivable	8,196,986	1,790,158	42,258,502	1,131,657
Receivable for fund shares sold	57,884,218	9,919	9,516,224	51,309
Receivable for investments sold	—	96,052	197,573,562	26,204,240
Receivable for delayed delivery securities sold	—	11,150,482	—	—
Receivable for securities lending income	—	7,133	3,228	—
Receivable from affiliates	5,896	—	132	—
Other assets	72,755	4,897	187,361	5,369
Total assets	2,270,487,689	195,942,339	6,091,983,117	185,872,983
Liabilities
Payable for sale commitments outstanding, at value	—	12,243,785	—	—
Unrealized depreciation on forward foreign currency contracts	—	358,591	—	—
Swap contracts, at value	—	302,827	—	—
Payable for centrally cleared swaps	—	2,993	—	—
Due to custodian	—	195,021	—	—
Payable for collateral on OTC derivatives	—	769,000	—	—
Payable for investments purchased	19,360,000	453,740	206,437,672	25,865,327
Payable for delayed delivery securities purchased	—	40,759,107	—	—
Payable for fund shares repurchased	4,417,918	83,652	7,135,472	5,661
Payable upon return of securities loaned	—	2,067,329	9,756,651	—
Payable to affiliates
Accounting and legal services fees	54,178	3,347	143,147	4,017
Trustees' fees	109	280	—	268
Other liabilities and accrued expenses	167,903	178,156	342,657	88,877
Total liabilities	24,000,108	57,417,828	223,815,599	25,964,150
Net assets	$2,246,487,581	$138,524,511	$5,868,167,518	$159,908,833
Net assets consist of
Paid-in capital	$2,246,495,319	$166,865,413	$6,963,586,532	$193,960,158
Total distributable earnings (loss)	(7,738)	(28,340,902)	(1,095,419,014)	(34,051,325)
Net assets	$2,246,487,581	$138,524,511	$5,868,167,518	$159,908,833
Unaffiliated investments, including repurchase agreements, at cost	$2,204,327,388	$191,293,693	$6,198,755,079	$161,226,953
Affiliated investments, at cost	—	$2,067,747	$32,684,303	$2,158,411
Foreign currency, at cost	—	$567,843	—	—
Proceeds received on sale commitments outstanding	—	$12,424,962	—	—
Net unamortized upfront payment on OTC swaps	—	$(89,251)	—	—
Securities loaned, at value	—	$2,024,769	$9,552,530	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,659,189,997	$19,195,266	$134,118,678	$23,345,744
Shares outstanding	1,659,247,964	1,803,326	11,623,777	2,050,972
Net asset value, offering price and redemption price per share	$1.00	$10.64	$11.54	$11.38
Series II
Net assets	$48,408,625	$36,825,895	$356,156,737	$15,358,490
Shares outstanding	48,389,954	3,525,719	30,823,215	1,349,141
Net asset value, offering price and redemption price per share	$1.00	$10.44	$11.55	$11.38
Series NAV
Net assets	$538,888,959	$82,503,350	$5,377,892,103	$121,204,599
Shares outstanding	538,896,620	7,788,013	466,619,362	10,649,576
Net asset value, offering price and redemption price per share	$1.00	$10.59	$11.53	$11.38
The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2024

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Unaffiliated investments, at value (including securities loaned)	$410,129,016	$989,857,506	$223,493,051
Affiliated investments, at value	11,224,211	9,802,503	270,479
Total investments, at value	421,353,227	999,660,009	223,763,530
Unrealized appreciation on forward foreign currency contracts	11,114,776	—	—
Receivable for futures variation margin	379,126	—	—
Cash	3,147	—	—
Foreign currency, at value	559,319	—	—
Collateral held at broker for futures contracts	661,700	—	—
Dividends and interest receivable	4,556,113	7,460,334	1,353,853
Receivable for fund shares sold	214,417	1,269,528	1,093
Receivable for investments sold	21,874	12,986,429	—
Receivable for securities lending income	1,007	4,256	13
Receivable from affiliates	—	7,029	—
Other assets	11,889	23,076	8,783
Total assets	438,876,595	1,021,410,661	225,127,272
Liabilities
Unrealized depreciation on forward foreign currency contracts	6,025,508	—	—
Foreign capital gains tax payable	858	—	—
Payable for investments purchased	3,821,348	16,849,923	—
Payable for delayed delivery securities purchased	—	1,254,004	—
Payable for fund shares repurchased	289,705	204,720	487,002
Payable upon return of securities loaned	654,622	3,115,055	—
Payable to affiliates
Accounting and legal services fees	10,721	24,853	5,768
Trustees' fees	156	5	293
Other liabilities and accrued expenses	126,436	111,423	82,757
Total liabilities	10,929,354	21,559,983	575,820
Net assets	$427,947,241	$999,850,678	$224,551,452
Net assets consist of
Paid-in capital	$456,717,313	$1,108,016,008	$242,575,054
Total distributable earnings (loss)	(28,770,072)	(108,165,330)	(18,023,602)
Net assets	$427,947,241	$999,850,678	$224,551,452
Unaffiliated investments, including repurchase agreements, at cost	$431,793,939	$1,072,880,845	$222,788,016
Affiliated investments, at cost	$11,223,815	$9,802,660	$270,476
Foreign currency, at cost	$566,531	—	—
Securities loaned, at value	$641,009	$3,050,606	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$221,944,370	$325,800,611	$9,772,152
Shares outstanding	17,531,130	36,987,065	850,927
Net asset value, offering price and redemption price per share	$12.66	$8.81	$11.48
Series II
Net assets	$68,685,335	$42,439,578	$178,119,370
Shares outstanding	5,409,842	4,810,766	15,515,729
Net asset value, offering price and redemption price per share	$12.70	$8.82	$11.48
Series NAV
Net assets	$137,317,536	$631,610,489	$36,659,930
Shares outstanding	10,884,412	71,717,725	3,190,874
Net asset value, offering price and redemption price per share	$12.62	$8.81	$11.49
The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2024

Investment income	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Interest	$26,082,501	$36,169,290	$14,200,586	$9,984,757
Dividends from affiliated investments	197,190	—	—	—
Dividends from unaffiliated investments	18,994	773,790	201,424	—
Securities lending	8,550	3,177	182,980	840
Less foreign taxes withheld	(881)	—	—	(5,275)
Total investment income	26,306,354	36,946,257	14,584,990	9,980,322
Expenses
Investment management fees	3,309,677	4,580,242	1,277,033	1,298,190
Distribution and service fees	269,480	202,904	104,127	175,593
Accounting and legal services fees	97,881	141,072	32,375	38,275
Trustees' fees	12,417	17,627	4,668	5,359
Custodian fees	79,492	100,692	37,009	56,499
Printing and postage	24,585	25,259	28,546	16,188
Professional fees	71,459	78,464	118,532	91,869
Other	23,829	27,083	14,181	15,415
Total expenses	3,888,820	5,173,343	1,616,471	1,697,388
Less expense reductions	(47,305)	(65,838)	(15,112)	(17,924)
Net expenses	3,841,515	5,107,505	1,601,359	1,679,464
Net investment income	22,464,839	31,838,752	12,983,631	8,300,858
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(11,163,809)	(11,448,910)	(1,355,716)	(4,336,091)
Affiliated investments	662	269	4,104	54
Realized loss on investments not meeting investment restrictions	—	(4,487)	—	—
Reimbursement from subadvisor for loss on investments not meeting investment restrictions	—	4,487	—	—
Futures contracts	(18,442)	—	(79,718)	(441,750)
Forward foreign currency contracts	—	—	11,143	357,518
Swap contracts	—	—	521,713	280,391
	(11,181,589)	(11,448,641)	(898,474)	(4,139,878)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	678,743	(8,621,367)	4,004,224	(1,867,783)
Affiliated investments	438	31	89	15
Futures contracts	(47,079)	—	(249,158)	1,714,478
Forward foreign currency contracts	—	—	(51,220)	126,493
Swap contracts	—	—	(62,448)	156,615
	632,102	(8,621,336)	3,641,487	129,818
Net realized and unrealized gain (loss)	(10,549,487)	(20,069,977)	2,743,013	(4,010,060)
Increase in net assets from operations	$11,915,352	$11,768,775	$15,726,644	$4,290,798
The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2024

Investment income	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Interest	$117,402,691	$8,679,384	$254,810,835	$5,290,375
Dividends from unaffiliated investments	—	794,746	—	—
Dividends from affiliated investments	—	—	1,565,341	93,341
Securities lending	—	22,220	18,583	—
Less foreign taxes withheld	—	(46,192)	—	—
Total investment income	117,402,691	9,450,158	256,394,759	5,383,716
Expenses
Investment management fees	7,775,620	986,388	34,066,684	910,043
Distribution and service fees	989,999	109,377	997,475	49,977
Accounting and legal services fees	401,321	27,036	1,059,589	28,690
Trustees' fees	46,934	4,132	126,284	4,311
Custodian fees	292,355	196,068	649,602	30,191
Printing and postage	63,272	15,508	107,523	15,447
Professional fees	100,892	102,493	213,587	78,806
Other	64,363	14,177	164,328	13,079
Total expenses	9,734,756	1,455,179	37,385,072	1,130,544
Less expense reductions	(2,411,949)	(173,546)	(1,751,037)	(14,035)
Net expenses	7,322,807	1,281,633	35,634,035	1,116,509
Net investment income	110,079,884	8,168,525	220,760,724	4,267,207
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(12,706)	(373,854)	(48,848,553)	(3,278,961)
Affiliated investments	—	238	5,722	(546)
Futures contracts	—	276,399	641,769	101,928
Forward foreign currency contracts	—	4,005,344	—	—
Swap contracts	—	(5,191,765)	—	—
	(12,706)	(1,283,638)	(48,201,062)	(3,177,579)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	(10,265,655)	(59,940,554)	3,556,388
Affiliated investments	—	57	1,454	64
Futures contracts	—	(474,810)	(603,523)	(162,308)
Forward foreign currency contracts	—	908,871	—	—
Swap contracts	—	2,587,771	—	—
	—	(7,243,766)	(60,542,623)	3,394,144
Net realized and unrealized gain (loss)	(12,706)	(8,527,404)	(108,743,685)	216,565
Increase (decrease) in net assets from operations	$110,067,178	$(358,879)	$112,017,039	$4,483,772
The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2024

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Interest	$19,399,712	$35,667,351	$11,153,619
Dividends from affiliated investments	570,840	200,845	233,681
Dividends from unaffiliated investments	254,379	—	—
Securities lending	8,754	12,010	15,188
Less foreign taxes withheld	(196,498)	—	—
Total investment income	20,037,187	35,880,206	11,402,488
Expenses
Investment management fees	2,665,240	4,544,143	1,309,524
Distribution and service fees	270,216	267,167	479,034
Accounting and legal services fees	71,914	171,503	42,632
Trustees' fees	9,068	20,973	6,018
Custodian fees	114,909	115,912	37,443
Printing and postage	19,034	33,602	16,890
Professional fees	92,860	84,468	70,051
Other	19,671	32,671	16,359
Total expenses	3,262,912	5,270,439	1,977,951
Less expense reductions	(38,543)	(2,584,666)	(164,396)
Net expenses	3,224,369	2,685,773	1,813,555
Net investment income	16,812,818	33,194,433	9,588,933
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(7,940,608)	(9,370,738)	14,270
Affiliated investments	3,167	1,517	(565)
Futures contracts	250,745	—	—
Forward foreign currency contracts	(220,824)	—	—
	(7,907,520)	(9,369,221)	13,705
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(4,772,852)	(14,785,172)	1,515,064
Affiliated investments	648	55	207
Futures contracts	1,323,729	—	—
Forward foreign currency contracts	6,694,694	—	—
	3,246,219	(14,785,117)	1,515,271
Net realized and unrealized gain (loss)	(4,661,301)	(24,154,338)	1,528,976
Increase in net assets from operations	$12,151,517	$9,040,095	$11,117,909
The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		High Yield Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$22,464,839	$20,154,507	$31,838,752	$27,560,409	$12,983,631	$12,408,885
Net realized gain (loss)	(11,181,589)	(17,502,632)	(11,448,641)	(36,948,568)	(898,474)	(9,652,707)
Change in net unrealized appreciation (depreciation)	632,102	31,211,820	(8,621,336)	53,910,831	3,641,487	18,206,811
Increase (decrease) in net assets resulting from operations	11,915,352	33,863,695	11,768,775	44,522,672	15,726,644	20,962,989
Distributions to shareholders
From earnings
Series I	(978,956)	(906,598)	(2,269,604)	(1,823,436)	(3,323,747)	(1,248,089)
Series II	(3,626,047)	(3,398,593)	(2,461,778)	(1,896,410)	(2,058,235)	(765,932)
Series NAV	(16,137,624)	(14,738,060)	(24,562,479)	(20,368,300)	(7,348,289)	(2,482,084)
Total distributions	(20,742,627)	(19,043,251)	(29,293,861)	(24,088,146)	(12,730,271)	(4,496,105)
From portfolio share transactions
Portfolio share transactions	2,567,750	(7,079,863)	13,009,122	(5,461,523)	(4,346,525)	(3,633,597)
Total increase (decrease)	(6,259,525)	7,740,581	(4,515,964)	14,973,003	(1,350,152)	12,833,287
Net assets
Beginning of year	556,536,634	548,796,053	800,437,683	785,464,680	180,326,498	167,493,211
End of year	$550,277,109	$556,536,634	$795,921,719	$800,437,683	$178,976,346	$180,326,498
	Investment Quality Bond Trust		Money Market Trust		Opportunistic Fixed Income Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$8,300,858	$7,219,945	$110,079,884	$108,805,646	$8,168,525	$8,489,451
Net realized gain (loss)	(4,139,878)	(5,601,874)	(12,706)	2,871	(1,283,638)	(15,775,944)
Change in net unrealized appreciation (depreciation)	129,818	11,410,924	—	—	(7,243,766)	19,936,990
Increase (decrease) in net assets resulting from operations	4,290,798	13,028,995	110,067,178	108,808,517	(358,879)	12,650,497
Distributions to shareholders
From earnings
Series I	(3,328,599)	(1,500,476)	(83,631,796)	(83,681,000)	(630,357)	(552,545)
Series II	(1,608,321)	(659,646)	(2,434,385)	(2,740,275)	(1,231,351)	(1,021,768)
Series NAV	(2,402,374)	(938,691)	(24,013,694)	(22,384,365)	(2,760,700)	(3,021,089)
Total distributions	(7,339,294)	(3,098,813)	(110,079,875)	(108,805,640)	(4,622,408)	(4,595,402)
From portfolio share transactions
Portfolio share transactions	5,677,669	(2,099,453)	(41,015,756)	(41,784,338)	(17,637,333)	(7,262,292)
Total increase (decrease)	2,629,173	7,830,729	(41,028,453)	(41,781,461)	(22,618,620)	792,803
Net assets
Beginning of year	214,440,543	206,609,814	2,287,516,034	2,329,297,495	161,143,131	160,350,328
End of year	$217,069,716	$214,440,543	$2,246,487,581	$2,287,516,034	$138,524,511	$161,143,131
The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Select Bond Trust		Short Term Government Income Trust		Strategic Income Opportunities Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$220,760,724	$201,021,056	$4,267,207	$3,025,478	$16,812,818	$13,809,276
Net realized gain (loss)	(48,201,062)	(206,798,623)	(3,177,579)	(1,587,405)	(7,907,520)	(14,557,013)
Change in net unrealized appreciation (depreciation)	(60,542,623)	355,292,742	3,394,144	4,965,946	3,246,219	27,768,251
Increase (decrease) in net assets resulting from operations	112,017,039	349,515,175	4,483,772	6,404,019	12,151,517	27,020,514
Distributions to shareholders
From earnings
Series I	(4,851,070)	(4,297,135)	(192,105)	(401,023)	(6,080,285)	(7,901,386)
Series II	(12,063,002)	(12,155,084)	(109,272)	(231,579)	(1,629,545)	(1,831,740)
Series NAV	(195,538,292)	(174,392,901)	(1,053,611)	(2,166,578)	(3,769,843)	(3,163,333)
Total distributions	(212,452,364)	(190,845,120)	(1,354,988)	(2,799,180)	(11,479,673)	(12,896,459)
From portfolio share transactions
Portfolio share transactions	(48,166,703)	(100,709,934)	(13,167,102)	4,602,032	41,819,289	(3,277,690)
Total increase (decrease)	(148,602,028)	57,960,121	(10,038,318)	8,206,871	42,491,133	10,846,365
Net assets
Beginning of year	6,016,769,546	5,958,809,425	169,947,151	161,740,280	385,456,108	374,609,743
End of year	$5,868,167,518	$6,016,769,546	$159,908,833	$169,947,151	$427,947,241	$385,456,108
	Total Bond Market Trust		Ultra Short Term Bond Trust
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$33,194,433	$27,783,931	$9,588,933	$7,393,879
Net realized gain (loss)	(9,369,221)	(1,215,772)	13,705	(369,380)
Change in net unrealized appreciation (depreciation)	(14,785,117)	19,690,824	1,515,271	4,411,901
Increase (decrease) in net assets resulting from operations	9,040,095	46,258,983	11,117,909	11,436,400
Distributions to shareholders
From earnings
Series I	(9,635,932)	(7,743,364)	(151,410)	(285,220)
Series II	(1,183,714)	(1,161,559)	(2,607,674)	(5,451,870)
Series NAV	(19,167,367)	(15,902,568)	(589,772)	(1,091,282)
Total distributions	(29,987,013)	(24,807,491)	(3,348,856)	(6,828,372)
From portfolio share transactions
Portfolio share transactions	80,303,024	57,438,609	(33,221,178)	(28,440,641)
Total increase (decrease)	59,356,106	78,890,101	(25,452,125)	(23,832,613)
Net assets
Beginning of year	940,494,572	861,604,471	250,003,577	273,836,190
End of year	$999,850,678	$940,494,572	$224,551,452	$250,003,577
The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
Series I
12-31-2024	8.26	0.34	(0.15)	0.19	(0.32)	—	(0.32)	8.13	2.25	0.71	0.70	4.07	26	111
12-31-2023	8.06	0.30	0.19	0.49	(0.29)	—	(0.29)	8.26	6.43	0.71	0.71	3.68	27	85
12-31-2022	9.79	0.27	(1.64)	(1.37)	(0.30)	(0.06)	(0.36)	8.06	(13.85)	0.71	0.70	3.05	26	91
12-31-2021	10.34	0.24	(0.30)	(0.06)	(0.33)	(0.16)	(0.49)	9.79	(0.57)	0.70	0.69	2.35	34	95
12-31-2020	9.79	0.26	0.60	0.86	(0.31)	—	(0.31)	10.34	8.79	0.70	0.70	2.56	36	98
Series II
12-31-2024	8.28	0.32	(0.15)	0.17	(0.30)	—	(0.30)	8.15	2.06	0.91	0.90	3.87	100	111
12-31-2023	8.08	0.29	0.19	0.48	(0.28)	—	(0.28)	8.28	6.21	0.91	0.91	3.48	105	85
12-31-2022	9.81	0.25	(1.64)	(1.39)	(0.28)	(0.06)	(0.34)	8.08	(14.02)	0.91	0.90	2.83	103	91
12-31-2021	10.36	0.22	(0.30)	(0.08)	(0.31)	(0.16)	(0.47)	9.81	(0.77)	0.90	0.89	2.15	144	95
12-31-2020	9.81	0.24	0.60	0.84	(0.29)	—	(0.29)	10.36	8.57	0.90	0.90	2.36	156	98
Series NAV
12-31-2024	8.27	0.34	(0.16)	0.18	(0.32)	—	(0.32)	8.13	2.16	0.66	0.65	4.12	425	111
12-31-2023	8.07	0.31	0.19	0.50	(0.30)	—	(0.30)	8.27	6.48	0.66	0.66	3.73	425	85
12-31-2022	9.80	0.27	(1.63)	(1.36)	(0.31)	(0.06)	(0.37)	8.07	(13.78)	0.66	0.65	3.10	420	91
12-31-2021	10.34	0.24	(0.28)	(0.04)	(0.34)	(0.16)	(0.50)	9.80	(0.42)	0.65	0.64	2.40	549	95
12-31-2020	9.80	0.27	0.58	0.85	(0.31)	—	(0.31)	10.34	8.73	0.65	0.65	2.61	560	98
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Core Bond Trust
Series I
12-31-2024	11.31	0.45	(0.28)	0.17	(0.42)	—	(0.42)	11.06	1.48	0.68	0.67	3.98	61	233
12-31-2023	11.04	0.39	0.22	0.61	(0.34)	—	(0.34)	11.31	5.80	0.69	0.68	3.49	63	258
12-31-2022	13.10	0.23	(2.03)	(1.80)	(0.26)	—	(0.26)	11.04	(13.67)	0.68	0.68	1.95	64	275
12-31-2021	14.23	0.11	(0.39)	(0.28)	(0.26)	(0.59)	(0.85)	13.10	(1.96)	0.67	0.66	0.82	84	269
12-31-2020	13.41	0.20	0.95	1.15	(0.33)	—	(0.33)	14.23	8.62	0.67	0.66	1.40	93	354
Series II
12-31-2024	11.30	0.43	(0.29)	0.14	(0.40)	—	(0.40)	11.04	1.22	0.88	0.87	3.78	77	233
12-31-2023	11.03	0.37	0.22	0.59	(0.32)	—	(0.32)	11.30	5.61	0.89	0.88	3.30	69	258
12-31-2022	13.08	0.21	(2.02)	(1.81)	(0.24)	—	(0.24)	11.03	(13.81)	0.88	0.88	1.76	64	275
12-31-2021	14.22	0.09	(0.41)	(0.32)	(0.23)	(0.59)	(0.82)	13.08	(2.23)	0.87	0.86	0.62	79	269
12-31-2020	13.39	0.17	0.97	1.14	(0.31)	—	(0.31)	14.22	8.50	0.87	0.86	1.20	85	354
Series NAV
12-31-2024	11.25	0.45	(0.27)	0.18	(0.43)	—	(0.43)	11.00	1.54	0.63	0.62	4.03	657	233
12-31-2023	10.98	0.39	0.23	0.62	(0.35)	—	(0.35)	11.25	5.89	0.64	0.63	3.55	669	258
12-31-2022	13.03	0.24	(2.02)	(1.78)	(0.27)	—	(0.27)	10.98	(13.62)	0.63	0.63	2.00	658	275
12-31-2021	14.17	0.12	(0.41)	(0.29)	(0.26)	(0.59)	(0.85)	13.03	(1.99)	0.62	0.61	0.87	836	269
12-31-2020	13.34	0.20	0.97	1.17	(0.34)	—	(0.34)	14.17	8.80	0.62	0.61	1.46	867	354
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
Series I
12-31-2024	4.73	0.35	0.07	0.42	(0.35)	—	(0.35)	4.80	8.95	0.88	0.87	7.12	48	38
12-31-2023	4.30	0.33	0.22	0.55	(0.12)	—	(0.12)	4.73	13.05	0.87	0.86	7.24	50	38
12-31-2022	5.30	0.29	(1.00)	(0.71)	(0.29)	—	(0.29)	4.30	(13.25)	0.85	0.84	6.03	50	32
12-31-2021	5.27	0.27	0.04	0.31	(0.28)	—	(0.28)	5.30	5.82	0.83	0.82	4.99	64	76
12-31-2020	5.31	0.28	0.01	0.29	(0.33)	—	(0.33)	5.27	5.81	0.85	0.85	5.47	65	96
Series II
12-31-2024	4.87	0.35	0.07	0.42	(0.34)	—	(0.34)	4.95	8.72	1.08	1.07	6.92	31	38
12-31-2023	4.43	0.33	0.22	0.55	(0.11)	—	(0.11)	4.87	12.70	1.07	1.06	7.04	32	38
12-31-2022	5.45	0.28	(1.02)	(0.74)	(0.28)	—	(0.28)	4.43	(13.45)	1.05	1.04	5.80	33	32
12-31-2021	5.41	0.27	0.03	0.30	(0.26)	—	(0.26)	5.45	5.67	1.03	1.02	4.79	48	76
12-31-2020	5.44	0.28	0.01	0.29	(0.32)	—	(0.32)	5.41	5.67	1.05	1.05	5.27	47	96
Series NAV
12-31-2024	4.63	0.34	0.08	0.42	(0.35)	—	(0.35)	4.70	9.19	0.83	0.82	7.17	101	38
12-31-2023	4.22	0.32	0.21	0.53	(0.12)	—	(0.12)	4.63	12.87	0.82	0.81	7.30	98	38
12-31-2022	5.20	0.28	(0.97)	(0.69)	(0.29)	—	(0.29)	4.22	(13.07)	0.80	0.79	6.12	85	32
12-31-2021	5.18	0.27	0.03	0.30	(0.28)	—	(0.28)	5.20	5.78	0.78	0.77	5.05	96	76
12-31-2020	5.23	0.28	—[3]	0.28	(0.33)	—	(0.33)	5.18	5.77	0.80	0.80	5.52	84	96
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.
Investment Quality Bond Trust
Series I
12-31-2024	9.67	0.38	(0.18)	0.20	(0.34)	—	(0.34)	9.53	2.00	0.75	0.75	3.87	97	44
12-31-2023	9.22	0.33	0.27	0.60	(0.15)	—	(0.15)	9.67	6.49	0.77	0.76	3.52	101	41
12-31-2022	11.50	0.27	(2.01)	(1.74)	(0.33)	(0.21)	(0.54)	9.22	(14.88)	0.76	0.75	2.62	100	39
12-31-2021	12.17	0.22	(0.37)	(0.15)	(0.25)	(0.27)	(0.52)	11.50	(1.26)	0.74	0.73	1.86	134	37
12-31-2020	11.39	0.26	0.80	1.06	(0.27)	(0.01)	(0.28)	12.17	9.37	0.75	0.74	2.15	142	51
Series II
12-31-2024	9.68	0.36	(0.18)	0.18	(0.32)	—	(0.32)	9.54	1.82	0.95	0.95	3.66	50	44
12-31-2023	9.23	0.31	0.27	0.58	(0.13)	—	(0.13)	9.68	6.28	0.97	0.96	3.32	51	41
12-31-2022	11.50	0.25	(2.00)	(1.75)	(0.31)	(0.21)	(0.52)	9.23	(15.06)	0.96	0.95	2.42	51	39
12-31-2021	12.18	0.20	(0.39)	(0.19)	(0.22)	(0.27)	(0.49)	11.50	(1.45)	0.94	0.93	1.66	71	37
12-31-2020	11.40	0.23	0.81	1.04	(0.25)	(0.01)	(0.26)	12.18	9.15	0.95	0.94	1.95	80	51
Series NAV
12-31-2024	9.63	0.38	(0.18)	0.20	(0.34)	—	(0.34)	9.49	2.05	0.70	0.70	3.92	70	44
12-31-2023	9.18	0.33	0.27	0.60	(0.15)	—	(0.15)	9.63	6.57	0.72	0.71	3.58	62	41
12-31-2022	11.45	0.27	(2.00)	(1.73)	(0.33)	(0.21)	(0.54)	9.18	(14.88)	0.71	0.70	2.70	56	39
12-31-2021	12.13	0.23	(0.39)	(0.16)	(0.25)	(0.27)	(0.52)	11.45	(1.21)	0.69	0.68	1.91	65	37
12-31-2020	11.35	0.26	0.81	1.07	(0.28)	(0.01)	(0.29)	12.13	9.46	0.70	0.69	2.19	44	51
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
Series I
12-31-2024	1.00	0.049	—[3]	0.049	(0.049)	—	(0.049)	1.00	4.97	0.44	0.33	4.86	1,659	—
12-31-2023	1.00	0.047	—[3]	0.047	(0.047)	—	(0.047)	1.00	4.76	0.44	0.33	4.66	1,780	—
12-31-2022	1.00	0.013	—[3]	0.013	(0.013)	—	(0.013)	1.00	1.29	0.44	0.33	1.33	1,778	—
12-31-2021	1.00	—[3]	—[3]	—[3]	—[3]	—	—[3]	1.00	0.00[4]	0.44	0.07	—	1,522	—
12-31-2020	1.00	0.003	—[3]	0.003	(0.003)	—	(0.003)	1.00	0.31	0.44	0.24	0.26	1,835	—
Series II
12-31-2024	1.00	0.047	—[3]	0.047	(0.047)	—	(0.047)	1.00	4.77	0.64	0.53	4.67	48	—
12-31-2023	1.00	0.044	0.001	0.045	(0.045)	—	(0.045)	1.00	4.55	0.64	0.53	4.44	57	—
12-31-2022	1.00	0.010	0.001	0.011	(0.011)	—	(0.011)	1.00	1.07	0.64	0.53	1.00	67	—
12-31-2021	1.00	—[3]	—[3]	—[3]	—[3]	—	—[3]	1.00	0.00[4]	0.64	0.07	—	79	—
12-31-2020	1.00	0.003	(0.001)	0.002	(0.002)	—	(0.002)	1.00	0.24	0.64	0.32	0.26	100	—
Series NAV
12-31-2024	1.00	0.049	—[3]	0.049	(0.049)	—	(0.049)	1.00	5.03	0.39	0.28	4.91	539	—
12-31-2023	1.00	0.047	—[3]	0.047	(0.047)	—	(0.047)	1.00	4.81	0.39	0.28	4.70	451	—
12-31-2022	1.00	0.014	(0.001)	0.013	(0.013)	—	(0.013)	1.00	1.34	0.39	0.28	1.36	484	—
12-31-2021	1.00	—[3]	—[3]	—[3]	—[3]	—	—[3]	1.00	0.00[4]	0.39	0.07	—	393	—
12-31-2020	1.00	0.003	—[3]	0.003	(0.003)	—	(0.003)	1.00	0.33	0.39	0.22	0.31	467	—
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.0005 per share. 4. Less than 0.005%.
Opportunistic Fixed Income Trust
Series I
12-31-2024	11.03	0.59	(0.62)	(0.03)	(0.36)	—	(0.36)	10.64	(0.32)	0.94	0.82	5.40	19	101
12-31-2023	10.48	0.58	0.26	0.84	(0.29)	—	(0.29)	11.03	8.23	0.93	0.82	5.35	21	89
12-31-2022	12.31	0.47	(1.87)	(1.40)	(0.30)	(0.13)	(0.43)	10.48	(11.12)	0.90	0.82	4.31	21	119
12-31-2021	13.47	0.38	(0.66)	(0.28)	(0.37)	(0.51)	(0.88)	12.31	(2.02)	0.85	0.82	2.90	29	126
12-31-2020	12.30	0.30	1.39	1.69	(0.52)	—	(0.52)	13.47	13.79	0.92[3]	0.85[3]	2.34	32	326[4]
Series II
12-31-2024	10.83	0.56	(0.61)	(0.05)	(0.34)	—	(0.34)	10.44	(0.41)	1.14	1.02	5.20	37	101
12-31-2023	10.29	0.54	0.27	0.81	(0.27)	—	(0.27)	10.83	7.97	1.13	1.02	5.13	42	89
12-31-2022	12.10	0.44	(1.84)	(1.40)	(0.28)	(0.13)	(0.41)	10.29	(11.26)	1.10	1.02	4.11	43	119
12-31-2021	13.25	0.35	(0.64)	(0.29)	(0.35)	(0.51)	(0.86)	12.10	(2.26)	1.05	1.02	2.70	56	126
12-31-2020	12.11	0.27	1.37	1.64	(0.50)	—	(0.50)	13.25	13.63	1.12[3]	1.05[3]	2.11	59	326[4]
Series NAV
12-31-2024	10.98	0.60	(0.62)	(0.02)	(0.37)	—	(0.37)	10.59	(0.27)	0.89	0.77	5.46	83	101
12-31-2023	10.43	0.58	0.26	0.84	(0.29)	—	(0.29)	10.98	8.21	0.88	0.77	5.40	98	89
12-31-2022	12.25	0.48	(1.86)	(1.38)	(0.31)	(0.13)	(0.44)	10.43	(10.96)	0.85	0.77	4.38	96	119
12-31-2021	13.41	0.39	(0.66)	(0.27)	(0.38)	(0.51)	(0.89)	12.25	(2.06)	0.80	0.77	2.95	126	126
12-31-2020	12.25	0.30	1.39	1.69	(0.53)	—	(0.53)	13.41	13.90	0.87[3]	0.80[3]	2.35	106	326[4]
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes interest expense of 0.01% for the year ended December 31, 2020. 4. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Select Bond Trust
Series I
12-31-2024	11.75	0.43	(0.21)	0.22	(0.43)	—	(0.43)	11.54	1.83	0.66	0.62	3.68	134	114
12-31-2023	11.46	0.39	0.28	0.67	(0.38)	—	(0.38)	11.75	6.10	0.66	0.63	3.36	139	146
12-31-2022	13.94	0.32	(2.32)	(2.00)	(0.38)	(0.10)	(0.48)	11.46	(14.20)	0.66	0.62	2.56	135	120
12-31-2021	14.59	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.94	(1.20)	0.65	0.61	1.94	177	132
12-31-2020	13.79	0.34	0.91	1.25	(0.45)	—	(0.45)	14.59	9.08	0.65	0.62	2.36	179	118
Series II
12-31-2024	11.77	0.41	(0.22)	0.19	(0.41)	—	(0.41)	11.55	1.56	0.86	0.82	3.47	356	114
12-31-2023	11.48	0.37	0.27	0.64	(0.35)	—	(0.35)	11.77	5.88	0.86	0.83	3.16	390	146
12-31-2022	13.96	0.30	(2.32)	(2.02)	(0.36)	(0.10)	(0.46)	11.48	(14.38)	0.86	0.82	2.40	413	120
12-31-2021	14.61	0.25	(0.45)	(0.20)	(0.38)	(0.07)	(0.45)	13.96	(1.39)	0.85	0.81	1.74	415	132
12-31-2020	13.81	0.31	0.91	1.22	(0.42)	—	(0.42)	14.61	8.86	0.85	0.82	2.18	437	118
Series NAV
12-31-2024	11.74	0.44	(0.22)	0.22	(0.43)	—	(0.43)	11.53	1.88	0.61	0.58	3.72	5,378	114
12-31-2023	11.45	0.39	0.28	0.67	(0.38)	—	(0.38)	11.74	6.15	0.61	0.59	3.40	5,487	146
12-31-2022	13.93	0.33	(2.32)	(1.99)	(0.39)	(0.10)	(0.49)	11.45	(14.16)	0.61	0.58	2.61	5,411	120
12-31-2021	14.58	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.93	(1.15)	0.60	0.57	1.98	7,199	132
12-31-2020	13.78	0.35	0.90	1.25	(0.45)	—	(0.45)	14.58	9.14	0.60	0.58	2.40	7,212	118
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Short Term Government Income Trust
Series I
12-31-2024	11.18	0.30	—[3]	0.30	(0.10)	—	(0.10)	11.38	2.66	0.73	0.72	2.65	23	185
12-31-2023	10.94	0.20	0.22	0.42	(0.18)	—	(0.18)	11.18	3.92	0.73	0.72	1.77	24	108
12-31-2022	11.88	0.12	(0.89)	(0.77)	(0.17)	—	(0.17)	10.94	(6.48)	0.72	0.71	1.10	25	52
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.59)	0.70	0.69	1.04	30	32
12-31-2020	12.07	0.16	0.27	0.43	(0.21)	—	(0.21)	12.29	3.60	0.71	0.71	1.30	33	38
Series II
12-31-2024	11.18	0.28	—[3]	0.28	(0.08)	—	(0.08)	11.38	2.48	0.93	0.92	2.46	15	185
12-31-2023	10.95	0.17	0.22	0.39	(0.16)	—	(0.16)	11.18	3.63	0.93	0.92	1.57	15	108
12-31-2022	11.89	0.10	(0.89)	(0.79)	(0.15)	—	(0.15)	10.95	(6.67)	0.92	0.91	0.89	17	52
12-31-2021	12.30	0.10	(0.32)	(0.22)	(0.19)	—	(0.19)	11.89	(1.78)	0.90	0.89	0.84	22	32
12-31-2020	12.08	0.14	0.27	0.41	(0.19)	—	(0.19)	12.30	3.39	0.91	0.91	1.10	29	38
Series NAV
12-31-2024	11.17	0.31	—[3]	0.31	(0.10)	—	(0.10)	11.38	2.80	0.68	0.67	2.70	121	185
12-31-2023	10.94	0.20	0.22	0.42	(0.19)	—	(0.19)	11.17	3.87	0.68	0.67	1.83	131	108
12-31-2022	11.88	0.13	(0.90)	(0.77)	(0.17)	—	(0.17)	10.94	(6.43)	0.67	0.66	1.15	119	52
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.54)	0.65	0.64	1.09	130	32
12-31-2020	12.07	0.17	0.27	0.44	(0.22)	—	(0.22)	12.29	3.65	0.66	0.66	1.35	131	38
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
Series I
12-31-2024	12.62	0.53	(0.14)	0.39	(0.35)	—	(0.35)	12.66	3.10	0.79	0.78	4.15	222	46
12-31-2023	12.18	0.46	0.42	0.88	(0.44)	—	(0.44)	12.62	7.37	0.80	0.79	3.71	234	39
12-31-2022	14.07	0.38	(1.81)	(1.43)	(0.46)	—	(0.46)	12.18	(10.06)	0.78	0.77	2.97	238	48
12-31-2021	14.44	0.37	(0.25)	0.12	(0.49)	—	(0.49)	14.07	0.90	0.76	0.75	2.56	301	61
12-31-2020	13.52	0.35	0.80	1.15	(0.23)	—	(0.23)	14.44	8.59	0.76	0.76	2.54	333	73
Series II
12-31-2024	12.66	0.51	(0.14)	0.37	(0.33)	—	(0.33)	12.70	2.91	0.99	0.98	3.97	69	46
12-31-2023	12.22	0.44	0.41	0.85	(0.41)	—	(0.41)	12.66	7.23	1.00	0.99	3.52	58	39
12-31-2022	14.11	0.36	(1.82)	(1.46)	(0.43)	—	(0.43)	12.22	(10.30)	0.98	0.97	2.80	52	48
12-31-2021	14.47	0.34	(0.24)	0.10	(0.46)	—	(0.46)	14.11	0.70	0.96	0.95	2.36	51	61
12-31-2020	13.56	0.32	0.80	1.12	(0.21)	—	(0.21)	14.47	8.36	0.96	0.96	2.34	38	73
Series NAV
12-31-2024	12.58	0.54	(0.14)	0.40	(0.36)	—	(0.36)	12.62	3.16	0.74	0.73	4.23	137	46
12-31-2023	12.14	0.47	0.41	0.88	(0.44)	—	(0.44)	12.58	7.53	0.75	0.74	3.77	93	39
12-31-2022	14.03	0.39	(1.82)	(1.43)	(0.46)	—	(0.46)	12.14	(10.05)	0.73	0.72	3.03	84	48
12-31-2021	14.39	0.38	(0.24)	0.14	(0.50)	—	(0.50)	14.03	0.95	0.71	0.70	2.61	96	61
12-31-2020	13.48	0.35	0.80	1.15	(0.24)	—	(0.24)	14.39	8.60	0.71	0.71	2.59	87	73
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Total Bond Market Trust
Series I
12-31-2024	8.99	0.31	(0.22)	0.09	(0.27)	—	(0.27)	8.81	0.99	0.57	0.30	3.41	326	29
12-31-2023	8.78	0.27	0.18	0.45	(0.24)	—	(0.24)	8.99	5.35	0.57	0.30	3.08	299	10
12-31-2022	10.45	0.22	(1.64)	(1.42)	(0.25)	—	(0.25)	8.78	(13.49)	0.57	0.30	2.29	271	38
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.24)	—	(0.24)	10.45	(1.81)	0.57	0.30	1.58	336	32
12-31-2020	10.39	0.21	0.54	0.75	(0.25)	—	(0.25)	10.89	7.23	0.57	0.30	1.93	389	40
Series II
12-31-2024	9.00	0.29	(0.21)	0.08	(0.26)	—	(0.26)	8.82	0.80	0.77	0.50	3.20	42	29
12-31-2023	8.80	0.26	0.16	0.42	(0.22)	—	(0.22)	9.00	5.02	0.77	0.50	2.88	48	10
12-31-2022	10.46	0.20	(1.63)	(1.43)	(0.23)	—	(0.23)	8.80	(13.58)	0.77	0.50	2.08	49	38
12-31-2021	10.91	0.15	(0.38)	(0.23)	(0.22)	—	(0.22)	10.46	(2.10)	0.77	0.50	1.38	62	32
12-31-2020	10.40	0.19	0.55	0.74	(0.23)	—	(0.23)	10.91	7.11	0.77	0.50	1.73	81	40
Series NAV
12-31-2024	8.98	0.31	(0.20)	0.11	(0.28)	—	(0.28)	8.81	1.14	0.52	0.25	3.46	632	29
12-31-2023	8.78	0.28	0.16	0.44	(0.24)	—	(0.24)	8.98	5.29	0.52	0.25	3.14	594	10
12-31-2022	10.44	0.22	(1.62)	(1.40)	(0.26)	—	(0.26)	8.78	(13.36)	0.52	0.25	2.39	542	38
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.25)	—	(0.25)	10.44	(1.86)	0.52	0.25	1.62	350	32
12-31-2020	10.38	0.22	0.54	0.76	(0.25)	—	(0.25)	10.89	7.39	0.52	0.25	1.99	329	40
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
Series I
12-31-2024	11.11	0.47	0.08	0.55	(0.18)	—	(0.18)	11.48	4.97	0.68	0.61	4.18	10	69
12-31-2023	10.93	0.33	0.17	0.50	(0.32)	—	(0.32)	11.11	4.60	0.68	0.61	2.99	12	41
12-31-2022	11.19	0.10	(0.20)	(0.10)	(0.16)	—	(0.16)	10.93	(0.84)	0.67	0.61	0.94	10	54
12-31-2021	11.46	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.19	(0.46)	0.67	0.60	0.34	11	47
12-31-2020	11.51	0.14	0.03	0.17	(0.22)	—	(0.22)	11.46	1.47	0.67	0.60	1.21	15	71
Series II
12-31-2024	11.11	0.45	0.08	0.53	(0.16)	—	(0.16)	11.48	4.78	0.88	0.81	3.98	178	69
12-31-2023	10.93	0.31	0.17	0.48	(0.30)	—	(0.30)	11.11	4.41	0.88	0.81	2.77	200	41
12-31-2022	11.19	0.09	(0.21)	(0.12)	(0.14)	—	(0.14)	10.93	(1.04)	0.87	0.81	0.77	228	54
12-31-2021	11.46	0.02	(0.10)	(0.08)	(0.19)	—	(0.19)	11.19	(0.66)	0.87	0.80	0.15	197	47
12-31-2020	11.51	0.12	0.03	0.15	(0.20)	—	(0.20)	11.46	1.28	0.87	0.80	1.02	255	71
Series NAV
12-31-2024	11.12	0.48	0.08	0.56	(0.19)	—	(0.19)	11.49	5.01	0.63	0.56	4.24	37	69
12-31-2023	10.93	0.34	0.17	0.51	(0.32)	—	(0.32)	11.12	4.74	0.63	0.56	3.04	38	41
12-31-2022	11.20	0.11	(0.21)	(0.10)	(0.17)	—	(0.17)	10.93	(0.88)	0.62	0.56	0.97	35	54
12-31-2021	11.47	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.20	(0.41)	0.62	0.55	0.38	38	47
12-31-2020	11.51	0.15	0.04	0.19	(0.23)	—	(0.23)	11.47	1.61	0.62	0.55	1.27	34	71
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Notes to financial statements

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which are presented in this report (the portfolios).
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation except in the case of the Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. Series II and Series NAV of Core Bond Trust, Series II of Select Bond Trust and Series II and Series NAV of Strategic Income Opportunities Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Securities held by Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer
128

Significant accounting policies, continued

specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of December 31, 2024, by major security category or type:
	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$293,221,850	—	$293,221,850	—
Corporate bonds	202,434,691	—	202,434,691	—
Municipal bonds	171,107	—	171,107	—
Term loans	191,666	—	191,666	—
Collateralized mortgage obligations	19,605,729	—	19,605,729	—
Asset-backed securities	26,282,370	—	26,282,370	—
Common stocks	25,291	—	25,291	—
Preferred securities	148,167	$148,167	—	—
Short-term investments	3,717,413	3,717,413	—	—
Total investments in securities	$545,798,284	$3,865,580	$541,932,704	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$427,248,968	—	$427,248,968	—
Foreign government obligations	7,908,371	—	7,908,371	—
Corporate bonds	178,459,194	—	178,459,194	—
Municipal bonds	2,654,206	—	2,654,206	—
Collateralized mortgage obligations	135,679,281	—	135,679,281	—
Asset-backed securities	64,011,912	—	64,011,912	—
Short-term investments	21,195,501	$21,195,501	—	—
Total investments in securities	$837,157,433	$21,195,501	$815,961,932	—

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$816,180	—	$816,180	—
Corporate bonds	153,831,697	—	153,549,508	$282,189
Convertible bonds	879,869	—	879,869	—
Term loans	8,041,230	—	6,964,972	1,076,258
Asset-backed securities	9,850,487	—	9,850,487	—
Common stocks	410,564	$395,880	—	14,684
Escrow shares	27,782	—	—	27,782
Escrow certificates	23,616	—	—	23,616
Short-term investments	13,346,118	13,346,118	—	—
Total investments in securities	$187,227,543	$13,741,998	$172,061,016	$1,424,529
Derivatives:
Assets
Swap contracts	$192,765	—	$192,765	—
Liabilities
Futures	(51,326)	$(51,326)	—	—
Forward foreign currency contracts	(30,768)	—	(30,768)	—
Swap contracts	(128,170)	—	(128,170)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

129

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$131,992,523	—	$131,992,523	—
Foreign government obligations	6,773,434	—	6,773,434	—
Corporate bonds	49,373,961	—	49,373,961	—
Municipal bonds	2,885,937	—	2,885,937	—
Collateralized mortgage obligations	25,847,354	—	25,847,354	—
Asset-backed securities	18,918,431	—	18,918,431	—
Short-term investments	5,609,385	$209,385	5,400,000	—
Total investments in securities	$241,401,025	$209,385	$241,191,640	—
Derivatives:
Assets
Futures	$361,481	$361,481	—	—
Forward foreign currency contracts	78,401	—	$78,401	—
Swap contracts	1,225,170	—	1,225,170	—
Liabilities
Futures	(168,751)	(168,751)	—	—

Money Market Trust
Investments in securities:
Assets
U.S. Government	$793,276,510	—	$793,276,510	—
U.S. Government Agency	1,018,505,878	—	1,018,505,878	—
Repurchase agreement	392,545,000	—	392,545,000	—
Total investments in securities	$2,204,327,388	—	$2,204,327,388	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$62,477,191	—	$62,477,191	—
Foreign government obligations	59,891,865	—	59,891,865	—
Corporate bonds	20,237,962	—	20,237,962	—
Convertible bonds	7,650,163	—	7,650,163	—
Municipal bonds	147,375	—	147,375	—
Term loans	3,103,744	—	3,103,744	—
Collateralized mortgage obligations	4,948,858	—	4,948,858	—
Asset-backed securities	4,704,772	—	4,704,772	—
Preferred securities	1,637,937	$1,561,467	76,470	—
Escrow certificates	9,840	—	9,840	—
Short-term investments	14,606,885	14,606,885	—	—
Total investments in securities	$179,416,592	$16,168,352	$163,248,240	—
Liabilities
Sale commitments outstanding	$(12,243,785)	—	$(12,243,785)	—
Derivatives:
Assets
Futures	283,628	$283,628	—	—
Forward foreign currency contracts	1,026,840	—	1,026,840	—
Swap contracts	1,936,019	—	1,936,019	—
Liabilities
Futures	(414,376)	(414,376)	—	—
Forward foreign currency contracts	(358,591)	—	(358,591)	—
Swap contracts	(2,082,943)	—	(2,082,943)	—
130

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust (continued)
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,238,572,558	—	$3,238,572,558	—
Corporate bonds	1,834,044,338	—	1,834,044,338	—
Municipal bonds	21,507,416	—	21,507,416	—
Collateralized mortgage obligations	275,332,990	—	275,332,990	—
Asset-backed securities	439,677,349	—	439,677,349	—
Short-term investments	32,684,463	$32,684,463	—	—
Total investments in securities	$5,841,819,114	$32,684,463	$5,809,134,651	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$150,659,359	—	$150,659,359	—
Municipal bonds	4,882,915	—	4,882,915	—
Collateralized mortgage obligations	779,704	—	779,704	—
Short-term investments	2,158,408	$2,158,408	—	—
Total investments in securities	$158,480,386	$2,158,408	$156,321,978	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$48,595,407	—	$48,595,407	—
Foreign government obligations	96,011,394	—	96,011,394	—
Corporate bonds	180,188,874	—	180,188,874	—
Convertible bonds	11,758,662	—	11,758,662	—
Municipal bonds	12,712,514	—	12,712,514	—
Term loans	23,413,376	—	23,413,376	—
Collateralized mortgage obligations	24,148,586	—	24,148,586	—
Asset-backed securities	6,951,666	—	6,951,666	—
Preferred securities	6,348,537	$6,348,537	—	—
Short-term investments	11,224,211	11,224,211	—	—
Total investments in securities	$421,353,227	$17,572,748	$403,780,479	—
Derivatives:
Assets
Futures	$572,709	$572,709	—	—
Forward foreign currency contracts	11,114,776	—	$11,114,776	—
Liabilities
Futures	(229,307)	(229,307)	—	—
Forward foreign currency contracts	(6,025,508)	—	(6,025,508)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$710,344,284	—	$710,344,284	—
Foreign government obligations	8,069,795	—	8,069,795	—
Corporate bonds	248,436,896	—	248,436,896	—
Municipal bonds	2,510,964	—	2,510,964	—
131

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Bond Market Trust (continued)
Collateralized mortgage obligations	$15,834,013	—	$15,834,013	—
Asset-backed securities	4,661,554	—	4,661,554	—
Short-term investments	9,802,503	$9,802,503	—	—
Total investments in securities	$999,660,009	$9,802,503	$989,857,506	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,020,501	—	$1,020,501	—
Corporate bonds	116,897,601	—	116,897,601	—
Collateralized mortgage obligations	431,007	—	431,007	—
Asset-backed securities	45,077,161	—	45,077,161	—
Short-term investments	60,337,260	$270,479	60,066,781	—
Total investments in securities	$223,763,530	$270,479	$223,493,051	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The portfolios may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date. As a result, the portfolios have paid (received) cash collateral to (from) certain counterparties to these transactions, which is recorded as Cash collateral at broker for sale commitments (Payable for collateral on sale commitments) in the Statements of assets and liabilities, as follows:
Portfolio	Counterparty	Collateral Paid/ (Received)
Core Bond Trust	Morgan Stanley	$(10,000)
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
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Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset-backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
During the year ended December 31, 2024, Core Bond Trust realized a loss of $4,487 on the disposal of investments not meeting the portfolio’s investment guidelines, which was reimbursed by the subadvisor.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at December 31, 2024:
Portfolio	Market value of securities on loan	Cash collateral received
Active Bond Trust	$1,859,115	$1,904,429
Core Bond Trust	2,303,038	2,351,785
High Yield Trust	11,939,388	12,253,999
Investment Quality Bond Trust	205,056	209,358
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Portfolio	Market value of securities on loan	Cash collateral received
Opportunistic Fixed Income Trust	$2,024,769	$2,067,329
Select Bond Trust	9,552,530	9,756,651
Strategic Income Opportunities Trust	641,009	654,622
Total Bond Market Trust	3,050,606	3,115,055
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2024, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended December 31, 2024 were as follows:
Portfolio	Commitment fee
Active Bond Trust	$3,513
Core Bond Trust	700
High Yield Trust	2,173
Investment Quality Bond Trust	2,300
Money Market Trust	9,686
Opportunistic Fixed Income Trust	2,046
Portfolio	Commitment fee
Select Bond Trust	$23,263
Short Term Government Income Trust	2,079
Strategic Income Opportunities Trust	2,999
Total Bond Market Trust	5,065
Ultra Short Term Bond Trust	2,334

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
Active Bond Trust	$19,413,929	$41,490,370
Core Bond Trust	54,741,364	79,983,353
High Yield Trust	3,145,142	78,068,388
Investment Quality Bond Trust	12,383,851	11,400,283
Money Market Trust	12,706	—
Opportunistic Fixed Income Trust	10,658,988	11,077,116
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	No Expiration Date
Portfolio	Short Term	Long Term
Select Bond Trust	$380,860,689	$408,265,185
Short Term Government Income Trust	5,136,192	28,262,240
Strategic Income Opportunities Trust	3,995,456	19,170,448
Total Bond Market Trust	11,173,642	25,403,425
Ultra Short Term Bond Trust	6,920,738	21,436,322
As of December 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$579,928,280	$2,580,388	$(36,710,384)	$(34,129,996)
Core Bond Trust	866,459,258	2,033,569	(31,335,394)	(29,301,825)
High Yield Trust	200,699,113	4,091,073	(17,580,142)	(13,489,069)
Investment Quality Bond Trust	262,901,152	2,330,411	(22,334,237)	(20,003,826)
Money Market Trust	2,204,327,388	—	—	—
Opportunistic Fixed Income Trust	182,827,088	2,694,137	(17,957,841)	(15,263,704)
Select Bond Trust	6,248,457,395	20,640,666	(427,278,947)	(406,638,281)
Short Term Government Income Trust	163,588,179	32,878	(5,140,671)	(5,107,793)
Strategic Income Opportunities Trust	450,551,522	8,672,174	(32,437,799)	(23,765,625)
Total Bond Market Trust	1,087,852,642	1,919,972	(90,112,605)	(88,192,633)
Ultra Short Term Bond Trust	223,203,781	841,437	(281,688)	559,749
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends from net investment income, if any, at least annually with the exception of Money Market Trust, which declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended December 31, 2024 was as follows:
Portfolio	Ordinary Income
Active Bond Trust	$20,742,627
Core Bond Trust	29,293,861
High Yield Trust	12,730,271
Investment Quality Bond Trust	7,339,294
Money Market Trust	110,079,875
Opportunistic Fixed Income Trust	4,622,408
Select Bond Trust	212,452,364
Short Term Government Income Trust	1,354,988
Strategic Income Opportunities Trust	11,479,673
Total Bond Market Trust	29,987,013
Ultra Short Term Bond Trust	3,348,856
The tax character of distributions for the year ended December 31, 2023 was as follows:
Portfolio	Ordinary Income
Active Bond Trust	$19,043,251
Core Bond Trust	24,088,146
High Yield Trust	4,496,105
Investment Quality Bond Trust	3,098,813
Money Market Trust	108,805,640
Opportunistic Fixed Income Trust	4,595,402
Select Bond Trust	190,845,120
Short Term Government Income Trust	2,799,180
Strategic Income Opportunities Trust	12,896,459
Total Bond Market Trust	24,807,491
Ultra Short Term Bond Trust	6,828,372
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
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Portfolio	Undistributed Ordinary Income
Active Bond Trust	$10,675,814
Core Bond Trust	14,653,421
High Yield Trust	13,313,020
Investment Quality Bond Trust	9,281,998
Money Market Trust	4,968
Opportunistic Fixed Income Trust	8,689,511
Select Bond Trust	100,345,141
Short Term Government Income Trust	4,454,900
Strategic Income Opportunities Trust	18,206,159
Total Bond Market Trust	16,604,370
Ultra Short Term Bond Trust	9,773,709
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities, and wash sale loss deferrals.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is included in Receivable/Payable for centrally-cleared swaps in the Statements of assets and liabilities. Securities pledged by the portfolios for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures
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contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the year ended December 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Active Bond Trust	To manage against changes in interest rates and manage duration of the portfolio. As of December 31, 2024, there were no open futures contracts.	Up to $10.2 million
High Yield Trust	To manage duration of the portfolio.	From $8.6 million to $8.9 million
Investment Quality Bond Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $37.2 million to $112.0 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $48.3 million to $118.2 million
Select Bond Trust	To manage against changes in interest rates and manage duration of the portfolio. As of December 31, 2024, there were no open futures contracts.	Up to $83.7 million
Short Term Government Income Trust	To manage against changes in interest rates and manage duration of the portfolio. As of December 31, 2024, there were no open futures contracts.	Up to $7.2 million
Strategic Income Opportunities Trust	To manage duration of the portfolio.	From $9.4 million to $42.6 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the year ended December 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $482,000 to $519,000
Investment Quality Bond Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $4.4 million to $5.3 million
Opportunistic Fixed Income Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $120.4 million to $143.5 million
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates and to enhance potential gain/income.	From $129.3 million to $531.5 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used purchased options contracts during the year ended December 31, 2024. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates. At December 31, 2024, there were no open purchased option contracts.	Up to $9,000
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
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Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolios settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the portfolios used interest rate swaps contracts during the year ended December 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $4.4 million to $7.8 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $34.5 million to $58.1 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the portfolios used credit default swap contracts as the buyer during the year ended December 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against potential credit events.	From $818,000 to $2.0 million
Investment Quality Bond Trust	To manage against potential credit events. As of December 31, 2024, there were no open credit default swap contracts as the buyer.	Up to $2.5 million
Opportunistic Fixed Income Trust	To manage against potential credit events.	From $96.7 million to $135.1 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the portfolios used credit default swap contracts as the seller during the year ended December 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To gain credit exposure to an issuer or index.	From $1.7 million to $7.5 million
Opportunistic Fixed Income Trust	To gain credit exposure to an issuer or index.	From $571,000 to $873,000
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
The following table details how the portfolios used inflation swaps during the year ended December 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To manage exposure to inflation risk.	Up to $15.0 million
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate
138

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obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the year ended December 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another.	From $17.4 million to $22.4 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at December 31, 2024 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
High Yield Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(51,326)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	—	(30,768)
	Credit	Swap contracts, at value[2]	Credit default swaps	$192,765	(128,170)
				$192,765	$(210,264)
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$361,481	$(168,751)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	78,401	—
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	1,225,170	—
				$1,665,052	$(168,751)
Opportunistic Fixed Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$283,628	$(414,376)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	1,026,840	(358,591)
	Credit	Swap contracts, at value[2]	Credit default swaps	1,097,020	(1,502,183)
	Interest rate	Swap contracts, at value	Total return swaps	172,501	(20,592)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	105,376	(560,168)
	Inflation	Swap contracts, at value	Inflation swaps	561,122	—
				$3,246,487	$(2,855,910)
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$572,709	$(229,307)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	11,114,776	(6,025,508)
				$11,687,485	$(6,254,815)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
The tables below reflect the portfolios' exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Opportunistic Fixed Income Trust
Forward foreign currency contracts	$1,026,840	$(358,591)
Swap contracts	1,077,654	(302,827)
Totals	$2,104,494	$(661,418)
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OTC Financial Instruments	Asset	Liability
Strategic Income Opportunities Trust
Forward foreign currency contracts	$11,114,776	$(6,025,508)
Totals	$11,114,776	$(6,025,508)
Opportunistic Fixed Income Trust
Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Bank of America, N.A.	$278,842	$(36,027)	$242,815	$242,815	—	—
Barclays Bank PLC	252,215	(59,821)	192,394	70,000	—	$122,394
Citibank, N.A.	109,062	(50,277)	58,785	—	—	58,785
Deutsche Bank	387,866	(64,533)	323,333	323,333	—	—
Goldman Sachs International	203,572	(221,315)	(17,743)	—	—	(17,743)
HSBC Bank PLC	194,874	(19,413)	175,461	175,461	—	—
JPMorgan Chase Bank, N.A.	472,603	(29,052)	443,551	350,576	—	92,975
Morgan Stanley & Co. International PLC	112,439	(112,782)	(343)	—	$343	—
Standard Chartered Bank	353	(4,716)	(4,363)	—	—	(4,363)
State Street Bank and Trust Company	92,668	(63,482)	29,186	29,186	—	—
Totals	$2,104,494	$(661,418)	$1,443,076	$1,191,371	$343	$252,048

[1] Reflects cash and/or non-cash collateral posted by the counterparty or posted by the portfolio, excluding any excess collateral amounts.

Strategic Income Opportunities Trust
Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Australia and New Zealand Banking Group Limited	$343,227	$(5,744)	$337,483	$275,889	—	$61,594
Barclays Bank PLC	868,518	(781,020)	87,498	—	—	87,498
Canadian Imperial Bank of Commerce	580,504	(94,880)	485,624	260,000	—	225,624
Citibank, N.A.	857,067	(409,688)	447,379	270,000	—	177,379
Goldman Sachs International	668,758	(181,070)	487,688	—	—	487,688
HSBC Bank USA, N.A.	2,336,167	(333,088)	2,003,079	1,906,671	—	96,408
JPMorgan Chase Bank, N.A.	377,777	(240,802)	136,975	—	—	136,975
Morgan Stanley Capital Services LLC	1,102,119	(581,203)	520,916	520,916	—	—
Royal Bank of Canada	1,002,157	(888,514)	113,643	—	—	113,643
State Street Bank and Trust Company	1,163,682	(1,184,934)	(21,252)	—	—	(21,252)
The Bank of New York Mellon	99,610	(63,295)	36,315	—	—	36,315
UBS AG	1,715,190	(1,261,270)	453,920	440,883	—	13,037
Totals	$11,114,776	$(6,025,508)	$5,089,268	$3,674,359	—	$1,414,909

[1] Reflects cash and/or non-cash collateral posted by the counterparty or posted by the portfolio, excluding any excess collateral amounts.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2024:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Active Bond Trust	Interest rate	—	$(18,442)	—	—	$(18,442)
High Yield Trust	Interest rate	—	$(79,718)	—	—	$(79,718)
	Currency	—	—	$11,143	—	11,143
	Credit	—	—	—	$521,713	521,713
	Total	—	$(79,718)	$11,143	$521,713	$453,138
Investment Quality Bond Trust	Interest rate	—	$(441,750)	—	$334,729	$(107,021)
	Currency	—	—	$357,518	—	357,518
	Credit	—	—	—	(54,338)	(54,338)
	Total	—	$(441,750)	$357,518	$280,391	$196,159
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Derivative instruments, continued

		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Opportunistic Fixed Income Trust	Interest rate	—	$276,399	—	$(2,630,707)	(2,354,308)
	Currency	—	—	$4,005,344	—	4,005,344
	Credit	—	—	—	(2,562,548)	(2,562,548)
	Inflation	—	—	—	1,490	1,490
	Total	—	$276,399	$4,005,344	$(5,191,765)	$(910,022)
Select Bond Trust	Interest rate	—	$641,769	—	—	$641,769
Short Term Government Income Trust	Interest rate	—	$101,928	—	—	$101,928
Strategic Income Opportunities Trust	Interest rate	—	$250,745	—	—	$250,745
	Currency	$(39,552)	—	$(220,824)	—	(260,376)
	Total	$(39,552)	$250,745	$(220,824)	—	$(9,631)

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2024:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Active Bond Trust	Interest rate	$(47,079)	—	—	$(47,079)
High Yield Trust	Interest rate	$(249,158)	—	—	$(249,158)
	Currency	—	$(51,220)	—	(51,220)
	Credit	—	—	$(62,448)	(62,448)
	Total	$(249,158)	$(51,220)	$(62,448)	$(362,826)
Investment Quality Bond Trust	Interest rate	$1,714,478	—	$90,842	$1,805,320
	Currency	—	$126,493	—	126,493
	Credit	—	—	65,773	65,773
	Total	$1,714,478	$126,493	$156,615	$1,997,586
Opportunistic Fixed Income Trust	Interest rate	$(474,810)	—	$1,109,336	$634,526
	Currency	—	$908,871	—	908,871
	Credit	—	—	1,380,743	1,380,743
	Inflation	—	—	97,692	97,692
	Total	$(474,810)	$908,871	$2,587,771	$3,021,832
Select Bond Trust	Interest rate	$(603,523)	—	—	$(603,523)
Short Term Government Income Trust	Interest rate	$(162,308)	—	—	$(162,308)
Strategic Income Opportunities Trust	Interest rate	$1,323,729	—	—	$1,323,729
	Currency	—	$6,694,694	—	6,694,694
	Total	$1,323,729	$6,694,694	—	$8,018,423
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  Active Bond Trust — a) 0.60% of the first $2.5 billion of average net assets; b) 0.575% of average net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of average net assets.
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Fees and transactions with affiliates, continued

•  Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of the next $200 million of aggregate net assets; c) 0.57% of the next $600 million of aggregate net assets; d) 0.56% of the next $1 billion of aggregate net assets; and e) 0.55% of the excess over $2 billion of aggregate net assets.
•  High Yield Trust— a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.
•  Investment Quality Bond Trust— a) 0.60% of the first $500 million of average net assets and b) 0.55% of the excess over $500 million of average net assets.
•  Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and John Hancock Money Market Fund, a series of John Hancock Current Interest.
•  Opportunistic Fixed Income Trust — a) 0.65% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets.
•  Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.
•  Short Term Government Income Trust— a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.
•  Strategic Income Opportunities Trust— a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of the next $3 billion of aggregate net assets; c) 0.60% of the next $4 billion of aggregate net assets; d) 0.59% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets. Aggregate net assets include the net assets of the portfolio, John Hancock Strategic Income Opportunities Fund, a series of JHF II, and Manulife Strategic Income Opportunities Fund, a subfund of Manulife Investment Management I PLC, which terminated on February 9, 2024.
•  Total Bond Market Trust — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.
•  Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.
The organizations described below act as the subadvisors to the Trust and certain of its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following subadvisors.
Portfolio	Subadvisor(s)
Active Bond Trust Money Market Trust Select Bond Trust Short Term Government Income Trust Strategic Income Opportunities Trust Total Bond Market Trust Ultra Short Term Bond Trust	Manulife Investment Management (US) LLC [1]
Investment Quality Bond Trust Opportunistic Fixed Income Trust	Wellington Management Company LLP
Core Bond Trust	Allspring Global Investments, LLC
High Yield Trust	Western Asset Management Company, LLC (Sub-Subadvisor is Western Asset Management Company Limited)
1 An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the year ended December 31, 2024, this waiver amounted to 0.01% of the portfolios’ average net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust or, if necessary, make payment to the portfolios in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolios' average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, borrowing costs, prime brokerage fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This agreement expires on April 30, 2025, unless renewed by mutual agreement of the Advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.15% of average net assets for each of the portfolios with the exception of Total Bond Market Trust. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Opportunistic Fixed Income Trust and Select Bond Trust. These voluntary advisory fee waivers may be terminated at any time by the Advisor upon notice to the Trust.
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The Advisor has voluntarily agreed to waive its management fees by 0.06% of the average daily net assets of Ultra Short Term Bond Trust. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses for Series I and Series II shares of the Select Bond Trust to the extent they exceed 0.04% and 0.24%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). This voluntary class specific waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the year ended December 31, 2024, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$2,233	$8,794	$36,278	$47,305
Core Bond Trust	5,217	5,686	54,935	65,838
High Yield Trust	4,050	2,637	8,425	15,112
Investment Quality Bond Trust	8,230	4,168	5,526	17,924
Money Market Trust	1,834,993	55,676	521,280	2,411,949
Opportunistic Fixed Income Trust	23,030	45,610	104,906	173,546
Select Bond Trust	52,962	142,923	1,555,152	1,751,037
Short Term Government Income Trust	2,015	1,356	10,664	14,035
Strategic Income Opportunities Trust	21,517	5,968	11,058	38,543
Total Bond Market Trust	837,228	118,249	1,629,189	2,584,666
Ultra Short Term Bond Trust	7,084	130,882	26,430	164,396
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2024, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.57%
High Yield Trust	0.69%
Investment Quality Bond Trust	0.59%
Money Market Trust	0.24%
Opportunistic Fixed Income Trust	0.54%
Portfolio	Net Annual Effective Rate
Select Bond Trust	0.54%
Short Term Government Income Trust	0.56%
Strategic Income Opportunities Trust	0.65%
Total Bond Market Trust	0.20%
Ultra Short Term Bond Trust	0.48%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2024, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series ll shares are charged for Rule 12b-1 fees.
Distribution and service fees for the year ended December 31, 2024 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Active Bond Trust	$13,030	$256,450	$269,480
Core Bond Trust	31,493	171,411	202,904
High Yield Trust	24,469	79,658	104,127
Investment Quality Bond Trust	49,713	125,880	175,593
Money Market Trust	859,648	130,351	989,999
Opportunistic Fixed Income Trust	10,044	99,333	109,377
Select Bond Trust	68,798	928,677	997,475
Short Term Government Income Trust	11,458	38,519	49,977
Strategic Income Opportunities Trust	113,255	156,961	270,216
Total Bond Market Trust	156,577	110,590	267,167
Ultra Short Term Bond Trust	5,128	473,906	479,034
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Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, open loans, if any, are presented under the caption Receivable/Payable for interfund lending in the Statements of assets and liabilities. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Investment Quality Bond Trust	Lender	$7,925,000	4	5.264%	$4,635
Opportunistic Fixed Income Trust	Lender	3,500,000	1	5.810%	565
6.  Portfolio share transactions
Transactions in portfolios' shares for the years ended December 31, 2024 and 2023 were as follows:
Active Bond Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	399,511	$3,305,123	306,457	$2,507,329
Distributions reinvested	119,385	978,956	119,289	906,598
Repurchased	(594,682)	(4,909,590)	(373,931)	(3,046,802)
Net increase (decrease)	(75,786)	$(625,511)	51,815	$367,125
Series II shares
Sold	1,216,279	$10,069,341	1,201,959	$9,967,755
Distributions reinvested	441,125	3,626,047	446,010	3,398,593
Repurchased	(2,052,643)	(17,089,470)	(1,730,636)	(14,134,886)
Net decrease	(395,239)	$(3,394,082)	(82,667)	$(768,538)
Series NAV shares
Sold	1,632,737	$13,541,022	1,296,896	$10,656,196
Distributions reinvested	1,965,606	16,137,624	1,939,218	14,738,060
Repurchased	(2,780,433)	(23,091,303)	(3,943,360)	(32,072,706)
Net increase (decrease)	817,910	$6,587,343	(707,246)	$(6,678,450)
Total net increase (decrease)	346,885	$2,567,750	(738,098)	$(7,079,863)
Core Bond Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	640,781	$7,183,496	371,410	$4,131,401
Distributions reinvested	203,187	2,269,604	174,491	1,823,436
Repurchased	(863,693)	(9,845,736)	(744,937)	(8,312,537)
Net decrease	(19,725)	$(392,636)	(199,036)	$(2,357,700)
Series II shares
Sold	1,255,516	$14,151,894	627,495	$7,059,679
Distributions reinvested	220,787	2,461,778	181,648	1,896,410
Repurchased	(561,408)	(6,325,297)	(491,772)	(5,483,578)
Net increase	914,895	$10,288,375	317,371	$3,472,511
Series NAV shares
Sold	2,072,616	$23,342,035	2,518,368	$28,007,079
Distributions reinvested	2,212,836	24,562,479	1,960,375	20,368,300
Repurchased	(3,945,403)	(44,791,131)	(4,967,291)	(54,951,713)
Net increase (decrease)	340,049	$3,113,383	(488,548)	$(6,576,334)
Total net increase (decrease)	1,235,219	$13,009,122	(370,213)	$(5,461,523)
High Yield Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	385,111	$1,857,577	1,016,859	$4,618,812
Distributions reinvested	698,266	3,323,747	283,013	1,248,089
Repurchased	(1,725,103)	(8,384,700)	(2,234,506)	(10,104,008)
Net decrease	(641,726)	$(3,203,376)	(934,634)	$(4,237,107)
144

Portfolio share transactions, continued

High Yield Trust, Cont'd	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series II shares
Sold	222,317	$1,103,506	501,392	$2,359,376
Distributions reinvested	419,192	2,058,235	168,708	765,932
Repurchased	(1,095,146)	(5,479,250)	(1,447,906)	(6,748,694)
Net decrease	(453,637)	$(2,317,509)	(777,806)	$(3,623,386)
Series NAV shares
Sold	2,615,439	$12,327,874	4,749,619	$20,981,214
Distributions reinvested	1,576,886	7,348,289	574,556	2,482,084
Repurchased	(3,910,202)	(18,501,803)	(4,351,654)	(19,236,402)
Net increase	282,123	$1,174,360	972,521	$4,226,896
Total net decrease	(813,240)	$(4,346,525)	(739,919)	$(3,633,597)
Investment Quality Bond Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	747,917	$7,232,143	666,014	$6,348,955
Distributions reinvested	346,008	3,328,599	168,973	1,500,476
Repurchased	(1,367,341)	(13,307,362)	(1,270,602)	(11,895,096)
Net decrease	(273,416)	$(2,746,620)	(435,615)	$(4,045,665)
Series II shares
Sold	651,766	$6,327,232	486,100	$4,605,310
Distributions reinvested	167,011	1,608,321	74,201	659,646
Repurchased	(849,174)	(8,262,066)	(761,523)	(7,159,942)
Net decrease	(30,397)	$(326,513)	(201,222)	$(1,894,986)
Series NAV shares
Sold	1,110,351	$10,726,915	1,780,626	$16,672,283
Distributions reinvested	251,032	2,402,374	106,187	938,691
Repurchased	(454,744)	(4,378,487)	(1,472,057)	(13,769,776)
Net increase	906,639	$8,750,802	414,756	$3,841,198
Total net increase (decrease)	602,826	$5,677,669	(222,081)	$(2,099,453)
Money Market Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	201,180,707	$201,180,707	259,037,980	$259,037,980
Distributions reinvested	83,631,796	83,631,796	83,681,000	83,681,000
Repurchased	(405,487,171)	(405,487,171)	(341,091,020)	(341,091,020)
Net increase (decrease)	(120,674,668)	$(120,674,668)	1,627,960	$1,627,960
Series II shares
Sold	1,036,727	$1,036,727	269,172	$269,172
Distributions reinvested	2,434,385	2,434,385	2,740,275	2,740,275
Repurchased	(12,160,832)	(12,160,832)	(12,899,573)	(12,899,573)
Net decrease	(8,689,720)	$(8,689,720)	(9,890,126)	$(9,890,126)
Series NAV shares
Sold	410,499,152	$410,499,152	164,651,415	$164,651,415
Distributions reinvested	24,013,694	24,013,694	22,384,365	22,384,365
Repurchased	(346,164,214)	(346,164,214)	(220,557,952)	(220,557,952)
Net increase (decrease)	88,348,632	$88,348,632	(33,522,172)	$(33,522,172)
Total net decrease	(41,015,756)	$(41,015,756)	(41,784,338)	$(41,784,338)
Opportunistic Fixed Income Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	78,742	$858,067	108,082	$1,161,614
Distributions reinvested	58,259	630,357	54,065	552,545
Repurchased	(267,694)	(2,932,359)	(239,452)	(2,576,756)
Net decrease	(130,693)	$(1,443,935)	(77,305)	$(862,597)
Series II shares
Sold	272,170	$2,933,110	275,331	$2,962,141
Distributions reinvested	115,946	1,231,351	101,770	1,021,768
Repurchased	(718,707)	(7,668,871)	(743,134)	(7,857,182)
Net decrease	(330,591)	$(3,504,410)	(366,033)	$(3,873,273)
145

Portfolio share transactions, continued

Opportunistic Fixed Income Trust, Cont'd	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	766,139	$8,348,279	2,338,066	$24,654,602
Distributions reinvested	256,332	2,760,700	297,059	3,021,089
Repurchased	(2,167,740)	(23,797,967)	(2,890,471)	(30,202,113)
Net decrease	(1,145,269)	$(12,688,988)	(255,346)	$(2,526,422)
Total net decrease	(1,606,553)	$(17,637,333)	(698,684)	$(7,262,292)
Select Bond Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	960,569	$11,230,126	970,072	$11,422,699
Distributions reinvested	416,401	4,851,070	397,147	4,297,135
Repurchased	(1,593,531)	(18,805,004)	(1,346,021)	(15,630,208)
Net increase (decrease)	(216,561)	$(2,723,808)	21,198	$89,626
Series II shares
Sold	7,832,314	$91,858,171	5,491,764	$64,218,283
Distributions reinvested	1,033,676	12,063,002	1,121,318	12,155,084
Repurchased	(11,185,954)	(132,601,378)	(9,418,124)	(109,926,087)
Net decrease	(2,319,964)	$(28,680,205)	(2,805,042)	$(33,552,720)
Series NAV shares
Sold	13,355,275	$156,271,946	7,202,145	$84,587,322
Distributions reinvested	16,813,267	195,538,292	16,132,553	174,392,901
Repurchased	(30,949,001)	(368,572,928)	(28,375,245)	(326,227,063)
Net decrease	(780,459)	$(16,762,690)	(5,040,547)	$(67,246,840)
Total net decrease	(3,316,984)	$(48,166,703)	(7,824,391)	$(100,709,934)
Short Term Government Income Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	251,069	$2,842,906	551,531	$6,098,865
Distributions reinvested	16,881	192,105	36,995	401,023
Repurchased	(352,711)	(3,984,973)	(769,920)	(8,495,910)
Net decrease	(84,761)	$(949,962)	(181,394)	$(1,996,022)
Series II shares
Sold	521,595	$5,911,195	182,730	$2,018,812
Distributions reinvested	9,602	109,272	21,363	231,579
Repurchased	(531,713)	(6,006,849)	(430,444)	(4,746,186)
Net increase (decrease)	(516)	$13,618	(226,351)	$(2,495,795)
Series NAV shares
Sold	4,030,561	$45,274,435	3,589,194	$39,602,744
Distributions reinvested	92,666	1,053,611	200,053	2,166,578
Repurchased	(5,196,395)	(58,558,804)	(2,958,253)	(32,675,473)
Net increase (decrease)	(1,073,168)	$(12,230,758)	830,994	$9,093,849
Total net increase (decrease)	(1,158,445)	$(13,167,102)	423,249	$4,602,032
Strategic Income Opportunities Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,549,462	$19,712,419	1,183,099	$14,687,018
Distributions reinvested	479,518	6,080,285	671,887	7,901,386
Repurchased	(3,023,104)	(38,450,188)	(2,890,374)	(35,940,525)
Net decrease	(994,124)	$(12,657,484)	(1,035,388)	$(13,352,121)
Series II shares
Sold	982,451	$12,489,717	622,612	$7,779,502
Distributions reinvested	128,109	1,629,545	155,232	1,831,740
Repurchased	(296,281)	(3,805,563)	(461,873)	(5,741,084)
Net increase	814,279	$10,313,699	315,971	$3,870,158
146

Portfolio share transactions, continued

Strategic Income Opportunities Trust, Cont'd	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	3,583,829	$45,847,681	615,294	$7,646,170
Distributions reinvested	298,483	3,769,843	269,909	3,163,333
Repurchased	(424,716)	(5,454,450)	(372,798)	(4,605,230)
Net increase	3,457,596	$44,163,074	512,405	$6,204,273
Total net increase (decrease)	3,277,751	$41,819,289	(207,012)	$(3,277,690)
Total Bond Market Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	6,989,254	$62,919,372	5,964,432	$52,875,545
Distributions reinvested	1,082,689	9,635,932	929,575	7,743,364
Repurchased	(4,348,375)	(38,942,030)	(4,454,065)	(39,475,754)
Net increase	3,723,568	$33,613,274	2,439,942	$21,143,155
Series II shares
Sold	681,229	$6,165,637	881,973	$7,892,745
Distributions reinvested	132,703	1,183,714	139,109	1,161,559
Repurchased	(1,303,203)	(11,775,158)	(1,303,210)	(11,569,760)
Net decrease	(489,271)	$(4,425,807)	(282,128)	$(2,515,456)
Series NAV shares
Sold	6,386,357	$58,092,975	6,301,806	$56,502,077
Distributions reinvested	2,153,637	19,167,367	1,909,072	15,902,568
Repurchased	(2,917,780)	(26,144,785)	(3,813,769)	(33,593,735)
Net increase	5,622,214	$51,115,557	4,397,109	$38,810,910
Total net increase	8,856,511	$80,303,024	6,554,923	$57,438,609
Ultra Short Term Bond Trust	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	451,202	$5,119,425	465,753	$5,168,178
Distributions reinvested	13,282	151,410	26,047	285,220
Repurchased	(651,461)	(7,378,729)	(408,090)	(4,522,640)
Net increase (decrease)	(186,977)	$(2,107,894)	83,710	$930,758
Series II shares
Sold	4,960,293	$56,280,443	3,190,142	$35,290,612
Distributions reinvested	228,743	2,607,674	497,433	5,451,870
Repurchased	(7,667,989)	(86,895,470)	(6,565,143)	(72,647,682)
Net decrease	(2,478,953)	$(28,007,353)	(2,877,568)	$(31,905,200)
Series NAV shares
Sold	513,225	$5,790,424	722,053	$7,967,244
Distributions reinvested	51,734	589,772	99,570	1,091,282
Repurchased	(834,883)	(9,486,127)	(587,242)	(6,524,725)
Net increase (decrease)	(269,924)	$(3,105,931)	234,381	$2,533,801
Total net decrease	(2,935,854)	$(33,221,178)	(2,559,477)	$(28,440,641)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. For Core Bond Trust, affiliates owned 51.57% and 99.78% of Series II and Series NAV shares, respectively. For Select Bond Trust, affiliates owned 99.90% of Series II shares. For Strategic Income Opportunities Trust, affiliates owned 35.11% and 99.59% of Series II and Series NAV shares, respectively, on December 31, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2024:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$453,772,649	$157,988,623	$458,500,273	$145,000,974
Core Bond Trust	1,350,136,300	556,684,362	1,349,568,405	545,187,861
High Yield Trust	66,927	66,722,947	66,276	69,322,329
Investment Quality Bond Trust	40,688,882	78,917,477	24,039,935	85,513,448
Opportunistic Fixed Income Trust	19,592,976	141,554,605	24,353,258	147,842,665
Select Bond Trust	4,842,165,815	1,966,896,193	5,030,169,263	1,698,083,247
147

Purchase and sale of securities, continued

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Short Term Government Income Trust	$242,376,640	$48,433,390	$232,001,443	$70,363,092
Strategic Income Opportunities Trust	4,237,864	225,219,157	25,791,193	153,441,041
Total Bond Market Trust	260,619,873	97,128,350	186,957,758	88,279,387
Ultra Short Term Bond Trust	—	123,298,440	—	142,501,279
8.  Investment in affiliated underlying funds
Certain portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Active Bond Trust
John Hancock Collateral Trust*	371,600	$8,344,633	$198,606,277	$(203,234,597)	$662	$438	$205,740	—	$3,717,413
Core Bond Trust
John Hancock Collateral Trust*	235,151	$1,029,703	$15,378,950	$(14,056,545)	$269	$31	$3,177	—	$2,352,408
High Yield Trust
John Hancock Collateral Trust*	1,225,749	$7,444,672	$62,049,519	$(57,236,238)	$4,104	$89	$182,980	—	$12,262,146
Investment Quality Bond Trust
John Hancock Collateral Trust*	20,931	$234,527	$3,074,075	$(3,099,286)	$54	$15	$840	—	$209,385
Opportunistic Fixed Income Trust
John Hancock Collateral Trust*	206,698	$1,891,256	$13,540,358	$(13,364,139)	$238	$57	$22,220	—	$2,067,770
Select Bond Trust
John Hancock Collateral Trust*	3,267,204	$29,772,485	$1,456,009,905	$(1,453,105,103)	$5,722	$1,454	$1,583,924	—	$32,684,463
Short Term Government Income Trust
John Hancock Collateral Trust	215,759	$1,387,336	$114,696,617	$(113,925,063)	$(546)	$64	$93,341	—	$2,158,408
Strategic Income Opportunities Trust
John Hancock Collateral Trust*	1,121,995	$14,208,187	$138,195,051	$(141,182,842)	$3,167	$648	$579,594	—	$11,224,211
Total Bond Market Trust
John Hancock Collateral Trust*	979,878	$5,599,037	$172,149,806	$(167,947,912)	$1,517	$55	$212,855	—	$9,802,503
Ultra Short Term Bond Trust
John Hancock Collateral Trust*	27,038	$7,157,765	$341,674,870	$(348,561,798)	$(565)	$207	$248,869	—	$270,479
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At December 31, 2024, affiliated concentration (as a percentage of the portfolios' net assets) is as follows:
Portfolio	Affiliated Concentration
Core Bond Trust	51.8%
Select Bond Trust	90.8%
10.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at December 31, 2024:
148

Restricted securities, continued

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[1]	2,768
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$2,934
[1]	Less than 0.05%.
11.  New accounting pronouncement
In this reporting period, the portfolios adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the portfolios' financial position or the results of its operations. The management committee of the Advisor acts as the portfolios' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
12.  Subsequent event
Effective February 7, 2025, pursuant to the approval of the Trust's Board of Trustees and shareholders of the portfolio, Manulife Investment Management (US) LLC replaced Western Asset Management Company, LLC as subadvisor for High Yield Trust. Also effective February 7, 2025, High Yield Trust's investment objective is as follows: The fund seeks high current income. Capital appreciation is a secondary goal.
149

John Hancock Variable Insurance Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust and Ultra Short Term Bond Trust
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust and Ultra Short Term Bond Trust (eleven of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
150

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHTBA	12/31
2/25
1115017:12/24

JOHN HANCOCK
Variable Insurance Trust
Managed Volatility Growth Portfolio
Managed Volatility Balanced Portfolio
Managed Volatility Moderate Portfolio
Managed Volatility Conservative Portfolio

Annual Financial Statements & Other N-CSR Items
December 31, 2024

John Hancock Variable Insurance Trust
Annual Financial Statements & Other N-CSR Items — Table of contents

Portfolio	Portfolio of investments
Managed Volatility Growth Portfolio	3
Managed Volatility Balanced Portfolio	4
Portfolio	Portfolio of investments
Managed Volatility Moderate Portfolio	5
Managed Volatility Conservative Portfolio	6

2

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.3%
Equity - 67.4%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	6,480,060	$219,285,230
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	23,426,824	222,086,295
Equity Income, Series NAV, JHVIT (T. Rowe Price)	21,895,052	306,311,782
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,101,495	367,103,607
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	7,758,414	88,058,003
Mid Value, Series NAV, JHVIT (T. Rowe Price)	10,602,287	113,868,564
Multifactor Developed International ETF, JHETF (DFA)	6,293,860	201,844,090
Multifactor Emerging Markets ETF, JHETF (DFA)	4,461,633	115,333,213
Multifactor Mid Cap ETF, JHETF (DFA)	2,010,647	120,095,945
Multifactor Small Cap ETF, JHETF (DFA)	2,797,302	111,164,781
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	2,099,642	35,336,980
Small Cap Value, Series NAV, JHVIT (Wellington)	5,317,671	72,639,391
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	95,221,789	1,689,234,539
		3,662,362,420
Fixed income - 28.9%
Bond, Class NAV, JHSB (MIM US) (B)	30,138,341	401,744,089
Core Bond, Series NAV, JHVIT (Allspring Investments)	12,726,647	139,993,115
Select Bond, Series NAV, JHVIT (MIM US) (B)	89,414,458	1,030,948,704
		1,572,685,908
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,155,068,142)		$5,235,048,328
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 2.5%
Equity - 2.5%
Fidelity 500 Index Fund	488,385	$99,723,366
Fidelity International Index Fund	764,921	36,364,340
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $98,689,818)		$136,087,706
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.2987% (D)(E)	1,999,798	20,005,584
TOTAL SHORT-TERM INVESTMENTS (Cost $20,005,134)		$20,005,584
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,273,763,094) - 99.1%		$5,391,141,618
Other assets and liabilities, net - 0.9%		46,306,555
TOTAL NET ASSETS - 100.0%		$5,437,448,173
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 12-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	281	Long	Mar 2025	$36,954,876	$36,489,606	$(465,270)
Euro STOXX 50 Index Futures	719	Long	Mar 2025	36,791,423	36,352,514	(438,909)
FTSE 100 Index Futures	114	Long	Mar 2025	11,751,976	11,674,929	(77,047)
Japanese Yen Currency Futures	215	Long	Mar 2025	17,755,463	17,226,875	(528,588)
MSCI Emerging Markets Index Futures	798	Long	Mar 2025	44,034,691	42,844,620	(1,190,071)
Nikkei 225 Mini Index Futures	69	Long	Mar 2025	17,239,116	17,295,497	56,381
Pound Sterling Currency Futures	149	Long	Mar 2025	11,760,618	11,643,419	(117,199)
Russell 2000 E-Mini Index Futures	173	Long	Mar 2025	20,124,113	19,460,770	(663,343)
S&P 500 E-Mini Index Futures	690	Long	Mar 2025	209,591,178	204,783,375	(4,807,803)
S&P Mid 400 E-Mini Index Futures	115	Long	Mar 2025	37,366,496	36,187,050	(1,179,446)
						$(9,411,295)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.9%
Equity - 47.4%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	3,936,706	$133,218,143
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	11,122,322	105,439,611
Equity Income, Series NAV, JHVIT (T. Rowe Price)	13,476,353	188,534,182
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	2,828,757	203,557,384
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	3,200,523	36,325,934
Mid Value, Series NAV, JHVIT (T. Rowe Price)	4,854,722	52,139,716
Multifactor Developed International ETF, JHETF (DFA)	2,650,033	84,986,558
Multifactor Emerging Markets ETF, JHETF (DFA)	2,140,036	55,319,931
Multifactor Mid Cap ETF, JHETF (DFA)	1,083,397	64,711,303
Multifactor Small Cap ETF, JHETF (DFA)	1,253,646	49,819,892
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	1,116,799	18,795,726
Small Cap Value, Series NAV, JHVIT (Wellington)	3,258,999	44,517,926
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	50,352,629	893,255,644
		1,930,621,950
Fixed income - 49.5%
Bond, Class NAV, JHSB (MIM US) (B)	38,850,982	517,883,586
Core Bond, Series NAV, JHVIT (Allspring Investments)	16,374,450	180,118,945
Select Bond, Series NAV, JHVIT (MIM US) (B)	114,653,404	1,321,953,750
		2,019,956,281
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,075,412,159)		$3,950,578,231
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 2.0%
Equity - 2.0%
Fidelity 500 Index Fund	386,367	$78,892,235
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $53,349,089)		$78,892,235
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 4.2987% (D)(E)	2,587,078	25,880,612
TOTAL SHORT-TERM INVESTMENTS (Cost $25,879,007)		$25,880,612
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,154,640,255) - 99.5%		$4,055,351,078
Other assets and liabilities, net - 0.5%		20,417,400
TOTAL NET ASSETS - 100.0%		$4,075,768,478
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 12-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	161	Long	Mar 2025	$21,255,122	$20,906,856	$(348,266)
Euro STOXX 50 Index Futures	412	Long	Mar 2025	21,209,763	20,830,648	(379,115)
FTSE 100 Index Futures	63	Long	Mar 2025	6,535,772	6,451,935	(83,837)
Japanese Yen Currency Futures	116	Long	Mar 2025	9,716,938	9,294,500	(422,438)
MSCI Emerging Markets Index Futures	443	Long	Mar 2025	24,595,354	23,784,670	(810,684)
Nikkei 225 Mini Index Futures	38	Long	Mar 2025	9,524,452	9,525,056	604
Pound Sterling Currency Futures	82	Long	Mar 2025	6,504,743	6,407,788	(96,955)
Russell 2000 E-Mini Index Futures	104	Long	Mar 2025	12,260,648	11,698,960	(561,688)
S&P 500 E-Mini Index Futures	453	Long	Mar 2025	138,322,927	134,444,651	(3,878,276)
S&P Mid 400 E-Mini Index Futures	69	Long	Mar 2025	22,712,723	21,712,230	(1,000,493)
						$(7,581,148)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.0%
Equity - 37.4%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	882,695	$29,870,414
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,243,197	21,265,505
Equity Income, Series NAV, JHVIT (T. Rowe Price)	3,175,579	44,426,347
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	616,942	44,395,121
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	814,155	9,240,655
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,133,370	12,172,396
Multifactor Developed International ETF, JHETF (DFA)	288,997	9,268,134
Multifactor Emerging Markets ETF, JHETF (DFA)	346,648	8,960,851
Multifactor Mid Cap ETF, JHETF (DFA)	127,698	7,627,402
Multifactor Small Cap ETF, JHETF (DFA)	156,481	6,218,555
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	241,500	4,064,452
Small Cap Value, Series NAV, JHVIT (Wellington)	651,803	8,903,629
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	10,665,869	189,212,514
		395,625,975
Fixed income - 59.6%
Bond, Class NAV, JHSB (MIM US) (B)	12,107,310	161,390,442
Core Bond, Series NAV, JHVIT (Allspring Investments)	5,105,478	56,160,262
Select Bond, Series NAV, JHVIT (MIM US) (B)	35,757,855	412,288,069
		629,838,773
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,086,978,171)		$1,025,464,748
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 1.9%
Equity - 1.9%
Fidelity 500 Index Fund	97,173	$19,841,829
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $13,441,251)		$19,841,829
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 4.2987% (D)(E)	694,061	6,943,245
TOTAL SHORT-TERM INVESTMENTS (Cost $6,942,697)		$6,943,245
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,107,362,119) - 99.6%		$1,052,249,822
Other assets and liabilities, net - 0.4%		4,096,657
TOTAL NET ASSETS - 100.0%		$1,056,346,479
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 12-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	31	Long	Mar 2025	$4,091,911	$4,025,544	$(66,367)
Euro STOXX 50 Index Futures	81	Long	Mar 2025	4,171,978	4,095,346	(76,632)
FTSE 100 Index Futures	12	Long	Mar 2025	1,244,681	1,228,940	(15,741)
Japanese Yen Currency Futures	19	Long	Mar 2025	1,587,359	1,522,375	(64,984)
MSCI Emerging Markets Index Futures	82	Long	Mar 2025	4,536,195	4,402,580	(133,615)
Nikkei 225 Mini Index Futures	6	Long	Mar 2025	1,507,609	1,503,956	(3,653)
Pound Sterling Currency Futures	15	Long	Mar 2025	1,191,371	1,172,156	(19,215)
Russell 2000 E-Mini Index Futures	20	Long	Mar 2025	2,353,794	2,249,800	(103,994)
S&P 500 E-Mini Index Futures	98	Long	Mar 2025	29,847,338	29,085,175	(762,163)
S&P Mid 400 E-Mini Index Futures	13	Long	Mar 2025	4,248,053	4,090,710	(157,343)
						$(1,403,707)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2024 (showing percentage of total net assets)

Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.4%
Equity - 18.9%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	229,960	$7,781,835
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	489,136	4,637,007
Equity Income, Series NAV, JHVIT (T. Rowe Price)	923,807	12,924,053
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	150,037	10,796,643
Multifactor Emerging Markets ETF, JHETF (DFA)	74,584	1,927,996
Multifactor Mid Cap ETF, JHETF (DFA)	116,871	6,980,705
Multifactor Small Cap ETF, JHETF (DFA)	138,677	5,511,024
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,585,185	45,861,179
		96,420,442
Fixed income - 79.5%
Bond, Class NAV, JHSB (MIM US) (B)	7,812,886	104,145,774
Core Bond, Series NAV, JHVIT (Allspring Investments)	3,282,150	36,103,649
Select Bond, Series NAV, JHVIT (MIM US) (B)	23,010,263	265,308,333
		405,557,756
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $556,548,426)		$501,978,198
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	20,358	4,156,961
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,853,187)		$4,156,961
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 4.2987% (C)(D)	242,748	$2,428,405
TOTAL SHORT-TERM INVESTMENTS (Cost $2,428,044)		$2,428,405
Total Investments (Managed Volatility Conservative Portfolio) (Cost $561,829,657) - 99.7%		$508,563,564
Other assets and liabilities, net - 0.3%		1,481,290
TOTAL NET ASSETS - 100.0%		$510,044,854
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	6	Long	Mar 2025	$792,973	$779,138	$(13,835)
Euro STOXX 50 Index Futures	17	Long	Mar 2025	875,680	859,517	(16,163)
FTSE 100 Index Futures	2	Long	Mar 2025	208,245	204,823	(3,422)
Japanese Yen Currency Futures	3	Long	Mar 2025	251,727	240,375	(11,352)
MSCI Emerging Markets Index Futures	17	Long	Mar 2025	937,918	912,730	(25,188)
Nikkei 225 Mini Index Futures	1	Long	Mar 2025	251,204	250,659	(545)
Pound Sterling Currency Futures	3	Long	Mar 2025	237,399	234,431	(2,968)
Russell 2000 E-Mini Index Futures	4	Long	Mar 2025	469,494	449,960	(19,534)
S&P 500 E-Mini Index Futures	24	Long	Mar 2025	7,298,723	7,122,883	(175,840)
S&P Mid 400 E-Mini Index Futures	3	Long	Mar 2025	995,196	944,010	(51,186)
						$(320,033)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment companies
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom Investors LLC	(Axiom)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2024

Assets	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Unaffiliated investments, at value	$136,087,706	$78,892,235	$19,841,829	$4,156,961
Affiliated investments, at value	5,255,053,912	3,976,458,843	1,032,407,993	504,406,603
Total investments, at value	5,391,141,618	4,055,351,078	1,052,249,822	508,563,564
Receivable for futures variation margin	18,701,895	2,553,893	—	54,120
Foreign currency, at value	6,664,919	3,884,112	1,283,294	360,912
Collateral held at broker for futures contracts	22,906,000	14,237,000	2,905,000	1,096,000
Dividends and interest receivable	2,066,664	2,591,215	801,489	507,136
Receivable for fund shares sold	—	73,151	8,083	—
Receivable for investments sold	1,720,802	811,942	574,653	606,258
Other assets	201,150	158,170	45,095	25,415
Total assets	5,443,403,048	4,079,660,561	1,057,867,436	511,213,405
Liabilities
Payable for futures variation margin	—	—	98,070	—
Due to custodian	—	—	195	3,558
Payable for investments purchased	4,082,603	2,865,221	768,092	496,264
Payable for fund shares repurchased	1,636,697	827,192	566,112	598,259
Payable to affiliates
Accounting and legal services fees	137,968	102,020	26,092	12,436
Trustees' fees	—	—	229	345
Other liabilities and accrued expenses	97,607	97,650	62,167	57,689
Total liabilities	5,954,875	3,892,083	1,520,957	1,168,551
Net assets	$5,437,448,173	$4,075,768,478	$1,056,346,479	$510,044,854
Net assets consist of
Paid-in capital	$5,171,572,783	$4,133,887,759	$1,123,551,800	$612,011,011
Total distributable earnings (loss)	265,875,390	(58,119,281)	(67,205,321)	(101,966,157)
Net assets	$5,437,448,173	$4,075,768,478	$1,056,346,479	$510,044,854
Unaffiliated investments, at cost	$98,689,818	$53,349,089	$13,441,251	$2,853,187
Affiliated investments, at cost	$5,175,073,276	$4,101,291,166	$1,093,920,868	$558,976,470
Foreign currency, at cost	$7,378,247	$4,126,268	$1,340,644	$384,497
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$431,766,973	$342,327,566	$126,062,570	$77,618,406
Shares outstanding	37,672,842	32,232,627	12,450,478	8,025,603
Net asset value, offering price and redemption price per share	$11.46	$10.62	$10.13	$9.67
Series II
Net assets	$3,980,783,273	$2,654,114,436	$813,613,169	$383,657,177
Shares outstanding	349,265,101	252,375,363	81,190,924	40,064,293
Net asset value, offering price and redemption price per share	$11.40	$10.52	$10.02	$9.58
Series NAV
Net assets	$1,024,897,927	$1,079,326,476	$116,670,740	$48,769,271
Shares outstanding	89,211,305	101,218,153	11,503,864	5,026,354
Net asset value, offering price and redemption price per share	$11.49	$10.66	$10.14	$9.70
The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2024

Investment income	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Dividends from affiliated investments	$111,462,017	$105,656,425	$30,284,562	$17,594,770
Dividends from unaffiliated investments	2,507,238	1,072,353	273,164	58,019
Interest	1,102,906	649,355	153,889	141,911
Total investment income	115,072,161	107,378,133	30,711,615	17,794,700
Expenses
Investment management fees	10,461,694	7,395,312	1,838,525	924,508
Distribution and service fees	10,604,213	7,141,141	2,220,859	1,076,933
Accounting and legal services fees	995,813	749,581	197,981	97,931
Trustees' fees	116,559	88,740	24,498	12,828
Custodian fees	36,492	36,525	36,504	36,558
Printing and postage	105,351	95,046	30,660	20,747
Professional fees	175,937	140,863	64,352	50,391
Other	147,328	109,646	33,793	22,001
Total expenses	22,643,387	15,756,854	4,447,172	2,241,897
Less expense reductions	(5,145,704)	(3,541,505)	(863,937)	(420,417)
Net expenses	17,497,683	12,215,349	3,583,235	1,821,480
Net investment income	97,574,478	95,162,784	27,128,380	15,973,220
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	7,942,190	6,325,735	1,942,063	471,143
Affiliated investments	14,675,573	(11,242,367)	(6,231,412)	(4,626,650)
Capital gain distributions received from affiliated investments	235,758,750	129,016,066	27,874,214	6,643,513
Futures contracts	63,693,987	40,771,818	8,732,629	(9,492,664)
	322,070,500	164,871,252	32,317,494	(7,004,658)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	13,273,563	10,803,738	2,517,670	440,243
Affiliated investments	215,022,537	116,936,422	26,422,126	5,184,920
Futures contracts	(21,602,826)	(14,782,057)	(2,864,462)	3,633,581
	206,693,274	112,958,103	26,075,334	9,258,744
Net realized and unrealized gain (loss)	528,763,774	277,829,355	58,392,828	2,254,086
Increase in net assets from operations	$626,338,252	$372,992,139	$85,521,208	$18,227,306
The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility Growth Portfolio		Managed Volatility Balanced Portfolio		Managed Volatility Moderate Portfolio
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$97,574,478	$96,194,449	$95,162,784	$91,207,050	$27,128,380	$26,803,417
Net realized gain (loss)	322,070,500	36,817,618	164,871,252	18,193,574	32,317,494	(8,437,566)
Change in net unrealized appreciation (depreciation)	206,693,274	567,416,815	112,958,103	365,022,879	26,075,334	98,232,310
Increase in net assets resulting from operations	626,338,252	700,428,882	372,992,139	474,423,503	85,521,208	116,598,161
Distributions to shareholders
From earnings
Series I	(11,417,276)	(60,569,355)	(10,001,141)	(36,258,153)	(3,484,287)	(13,007,813)
Series II	(98,406,661)	(557,037,654)	(73,477,667)	(286,763,525)	(21,185,092)	(80,641,699)
Series NAV	(27,341,522)	(126,121,735)	(31,833,721)	(105,677,007)	(3,264,540)	(10,780,532)
Total distributions	(137,165,459)	(743,728,744)	(115,312,529)	(428,698,685)	(27,933,919)	(104,430,044)
From portfolio share transactions
Portfolio share transactions	(642,284,981)	47,330,911	(447,951,335)	(127,411,142)	(159,618,109)	(67,548,201)
Total increase (decrease)	(153,112,188)	4,031,049	(190,271,725)	(81,686,324)	(102,030,820)	(55,380,084)
Net assets
Beginning of year	5,590,560,361	5,586,529,312	4,266,040,203	4,347,726,527	1,158,377,299	1,213,757,383
End of year	$5,437,448,173	$5,590,560,361	$4,075,768,478	$4,266,040,203	$1,056,346,479	$1,158,377,299
	Managed Volatility Conservative Portfolio
	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$15,973,220	$16,982,614
Net realized gain (loss)	(7,004,658)	(25,241,003)
Change in net unrealized appreciation (depreciation)	9,258,744	40,259,912
Increase in net assets resulting from operations	18,227,306	32,001,523
Distributions to shareholders
From earnings
Series I	(2,557,223)	(5,169,047)
Series II	(12,041,169)	(22,084,713)
Series NAV	(1,638,424)	(2,624,333)
Total distributions	(16,236,816)	(29,878,093)
From portfolio share transactions
Portfolio share transactions	(88,208,612)	(66,640,077)
Total increase (decrease)	(86,218,122)	(64,516,647)
Net assets
Beginning of year	596,262,976	660,779,623
End of year	$510,044,854	$596,262,976
The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Growth Portfolio
Series I
12-31-2024	10.51	0.21	1.05	1.26	(0.23)	(0.08)	(0.31)	11.46	11.95	0.26	0.17	1.86	432	7
12-31-2023	10.79	0.21	1.09	1.30	(0.20)	(1.38)	(1.58)	10.51	13.69	0.27	0.18	1.89	451	8
12-31-2022	13.28	0.19	(2.17)	(1.98)	(0.20)	(0.31)	(0.51)	10.79	(14.86)	0.27	0.18	1.64	450	14
12-31-2021	12.03	0.21	1.33	1.54	(0.21)	(0.08)	(0.29)	13.28	12.82	0.25	0.16	1.64	589	12[5]
12-31-2020	13.28	0.21	(0.46)	(0.25)	(0.24)	(0.76)	(1.00)	12.03	(1.42)	0.28	0.15	1.75	545	13
Series II
12-31-2024	10.46	0.19	1.03	1.22	(0.20)	(0.08)	(0.28)	11.40	11.69	0.46	0.37	1.67	3,981	7
12-31-2023	10.74	0.18	1.10	1.28	(0.18)	(1.38)	(1.56)	10.46	13.54	0.47	0.38	1.68	4,188	8
12-31-2022	13.22	0.17	(2.16)	(1.99)	(0.18)	(0.31)	(0.49)	10.74	(15.03)	0.47	0.38	1.43	4,246	14
12-31-2021	11.98	0.18	1.33	1.51	(0.19)	(0.08)	(0.27)	13.22	12.58	0.45	0.36	1.37	5,630	12[5]
12-31-2020	13.23	0.18	(0.46)	(0.28)	(0.21)	(0.76)	(0.97)	11.98	(1.60)	0.48	0.35	1.53	5,886	13
Series NAV
12-31-2024	10.54	0.22	1.04	1.26	(0.23)	(0.08)	(0.31)	11.49	11.97	0.21	0.12	1.98	1,025	7
12-31-2023	10.81	0.22	1.09	1.31	(0.20)	(1.38)	(1.58)	10.54	13.81	0.22	0.13	1.97	951	8
12-31-2022	13.30	0.20	(2.17)	(1.97)	(0.21)	(0.31)	(0.52)	10.81	(14.79)	0.22	0.13	1.72	891	14
12-31-2021	12.05	0.23	1.32	1.55	(0.22)	(0.08)	(0.30)	13.30	12.85	0.20	0.11	1.80	1,075	12[5]
12-31-2020	13.30	0.22	(0.47)	(0.25)	(0.24)	(0.76)	(1.00)	12.05	(1.37)	0.23	0.10	1.85	769	13
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Excludes merger activity.
Managed Volatility Balanced Portfolio
Series I
12-31-2024	10.00	0.25	0.69	0.94	(0.27)	(0.05)	(0.32)	10.62	9.36	0.25	0.17	2.36	342	6
12-31-2023	9.99	0.23	0.87	1.10	(0.23)	(0.86)	(1.09)	10.00	11.99	0.26	0.18	2.28	359	6
12-31-2022	12.48	0.22	(2.11)	(1.89)	(0.23)	(0.37)	(0.60)	9.99	(15.08)	0.25	0.17	2.01	360	11
12-31-2021	11.66	0.23	0.91	1.14	(0.25)	(0.07)	(0.32)	12.48	9.76	0.24	0.15	1.89	476	11
12-31-2020	12.41	0.25	(0.07)	0.18	(0.27)	(0.66)	(0.93)	11.66	1.81	0.26	0.15	2.11	498	12
Series II
12-31-2024	9.91	0.23	0.68	0.91	(0.25)	(0.05)	(0.30)	10.52	9.13	0.45	0.37	2.16	2,654	6
12-31-2023	9.91	0.21	0.86	1.07	(0.21)	(0.86)	(1.07)	9.91	11.79	0.46	0.38	2.06	2,852	6
12-31-2022	12.38	0.20	(2.09)	(1.89)	(0.21)	(0.37)	(0.58)	9.91	(15.22)	0.45	0.37	1.79	2,969	11
12-31-2021	11.57	0.20	0.90	1.10	(0.22)	(0.07)	(0.29)	12.38	9.54	0.44	0.35	1.66	3,991	11
12-31-2020	12.33	0.22	(0.08)	0.14	(0.24)	(0.66)	(0.90)	11.57	1.55	0.46	0.35	1.89	4,288	12
Series NAV
12-31-2024	10.04	0.26	0.68	0.94	(0.27)	(0.05)	(0.32)	10.66	9.37	0.20	0.12	2.46	1,079	6
12-31-2023	10.03	0.24	0.86	1.10	(0.23)	(0.86)	(1.09)	10.04	12.00	0.21	0.13	2.35	1,055	6
12-31-2022	12.52	0.23	(2.11)	(1.88)	(0.24)	(0.37)	(0.61)	10.03	(14.98)	0.20	0.12	2.08	1,019	11
12-31-2021	11.69	0.24	0.91	1.15	(0.25)	(0.07)	(0.32)	12.52	9.88	0.19	0.10	1.97	1,269	11
12-31-2020	12.45	0.26	(0.09)	0.17	(0.27)	(0.66)	(0.93)	11.69	1.77	0.21	0.10	2.20	1,217	12
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Moderate Portfolio
Series I
12-31-2024	9.63	0.26	0.53	0.79	(0.28)	(0.01)	(0.29)	10.13	8.16	0.25	0.17	2.58	126	6
12-31-2023	9.61	0.24	0.71	0.95	(0.24)	(0.69)	(0.93)	9.63	10.64	0.25	0.18	2.44	141	6
12-31-2022	12.01	0.23	(2.03)	(1.80)	(0.24)	(0.36)	(0.60)	9.61	(14.87)	0.25	0.17	2.19	153	10
12-31-2021	11.44	0.24	0.66	0.90	(0.25)	(0.08)	(0.33)	12.01	7.90	0.24	0.15	2.02	196	10
12-31-2020	11.94	0.26	0.10	0.36	(0.28)	(0.58)	(0.86)	11.44	3.31	0.25	0.14	2.29	208	11
Series II
12-31-2024	9.54	0.24	0.51	0.75	(0.26)	(0.01)	(0.27)	10.02	7.82	0.45	0.37	2.38	814	6
12-31-2023	9.52	0.22	0.71	0.93	(0.22)	(0.69)	(0.91)	9.54	10.54	0.45	0.38	2.24	898	6
12-31-2022	11.91	0.21	(2.02)	(1.81)	(0.22)	(0.36)	(0.58)	9.52	(15.10)	0.45	0.37	1.95	945	10
12-31-2021	11.34	0.22	0.66	0.88	(0.23)	(0.08)	(0.31)	11.91	7.76	0.44	0.35	1.82	1,277	10
12-31-2020	11.85	0.23	0.10	0.33	(0.26)	(0.58)	(0.84)	11.34	3.05	0.45	0.34	2.06	1,379	11
Series NAV
12-31-2024	9.65	0.27	0.51	0.78	(0.28)	(0.01)	(0.29)	10.14	8.09	0.20	0.12	2.66	117	6
12-31-2023	9.62	0.25	0.71	0.96	(0.24)	(0.69)	(0.93)	9.65	10.79	0.20	0.13	2.52	120	6
12-31-2022	12.03	0.24	(2.04)	(1.80)	(0.25)	(0.36)	(0.61)	9.62	(14.89)	0.20	0.12	2.27	116	10
12-31-2021	11.45	0.25	0.67	0.92	(0.26)	(0.08)	(0.34)	12.03	8.03	0.19	0.10	2.12	142	10
12-31-2020	11.96	0.27	0.08	0.35	(0.28)	(0.58)	(0.86)	11.45	3.27	0.20	0.09	2.38	139	11
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Managed Volatility Conservative Portfolio
Series I
12-31-2024	9.65	0.30	0.05	0.35	(0.33)	—[5]	(0.33)	9.67	3.60	0.26	0.19	3.01	78	6
12-31-2023	9.64	0.28	0.23	0.51	(0.29)	(0.21)	(0.50)	9.65	5.47	0.27	0.19	2.90	95	5
12-31-2022	11.66	0.26	(1.99)	(1.73)	(0.28)	(0.01)	(0.29)	9.64	(14.80)	0.25	0.18	2.53	109	8
12-31-2021	11.62	0.28	0.12	0.40	(0.29)	(0.07)	(0.36)	11.66	3.48	0.25	0.16	2.33	145	7
12-31-2020	11.75	0.30	0.09	0.39	(0.33)	(0.19)	(0.52)	11.62	3.39	0.26	0.14	2.57	154	10
Series II
12-31-2024	9.56	0.28	0.05	0.33	(0.31)	—[5]	(0.31)	9.58	3.43	0.46	0.39	2.86	384	6
12-31-2023	9.56	0.26	0.22	0.48	(0.27)	(0.21)	(0.48)	9.56	5.20	0.47	0.39	2.63	449	5
12-31-2022	11.56	0.24	(1.97)	(1.73)	(0.26)	(0.01)	(0.27)	9.56	(14.93)	0.45	0.38	2.31	499	8
12-31-2021	11.52	0.25	0.13	0.38	(0.27)	(0.07)	(0.34)	11.56	3.31	0.45	0.36	2.10	683	7
12-31-2020	11.66	0.27	0.09	0.36	(0.31)	(0.19)	(0.50)	11.52	3.13	0.46	0.34	2.36	794	10
Series NAV
12-31-2024	9.68	0.31	0.04	0.35	(0.33)	—[5]	(0.33)	9.70	3.64	0.21	0.14	3.19	49	6
12-31-2023	9.67	0.29	0.23	0.52	(0.30)	(0.21)	(0.51)	9.68	5.50	0.22	0.14	2.93	52	5
12-31-2022	11.69	0.28	(2.00)	(1.72)	(0.29)	(0.01)	(0.30)	9.67	(14.72)	0.20	0.13	2.67	53	8
12-31-2021	11.65	0.29	0.12	0.41	(0.30)	(0.07)	(0.37)	11.69	3.52	0.20	0.11	2.44	62	7
12-31-2020	11.78	0.31	0.09	0.40	(0.34)	(0.19)	(0.53)	11.65	3.43	0.21	0.09	2.71	59	10
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Notes to financial statements

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, four of which are presented in this report (collectively, Managed Volatility Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
The investment objectives of the portfolios are as follows:
Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The underlying funds are not covered by this report.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment
12

Significant accounting policies, continued

speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of December 31, 2024, by major security category or type:
	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,235,048,328	$5,235,048,328	—	—
Unaffiliated investment companies	136,087,706	136,087,706	—	—
Short-term investments	20,005,584	20,005,584	—	—
Total investments in securities	$5,391,141,618	$5,391,141,618	—	—
Derivatives:
Assets
Futures	$56,381	$56,381	—	—
Liabilities
Futures	(9,467,676)	(9,467,676)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,950,578,231	$3,950,578,231	—	—
Unaffiliated investment companies	78,892,235	78,892,235	—	—
Short-term investments	25,880,612	25,880,612	—	—
Total investments in securities	$4,055,351,078	$4,055,351,078	—	—
Derivatives:
Assets
Futures	$604	$604	—	—
Liabilities
Futures	(7,581,752)	(7,581,752)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,025,464,748	$1,025,464,748	—	—
Unaffiliated investment companies	19,841,829	19,841,829	—	—
Short-term investments	6,943,245	6,943,245	—	—
Total investments in securities	$1,052,249,822	$1,052,249,822	—	—
Derivatives:
Liabilities
Futures	$(1,403,707)	$(1,403,707)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$501,978,198	$501,978,198	—	—
Unaffiliated investment companies	4,156,961	4,156,961	—	—
Short-term investments	2,428,405	2,428,405	—	—
Total investments in securities	$508,563,564	$508,563,564	—	—
13

Significant accounting policies, continued

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Conservative Portfolio (continued)
Derivatives:
Liabilities
Futures	$(320,033)	$(320,033)	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2024, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended December 31, 2024 were as follows:
Portfolio	Commitment fee
Managed Volatility Growth Portfolio	$21,865
Managed Volatility Balanced Portfolio	16,775
Managed Volatility Moderate Portfolio	5,495
Managed Volatility Conservative Portfolio	3,420
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Volatility Conservative Portfolio	$10,912,097	$20,546,785
As of December 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
14

Significant accounting policies, continued

For federal income tax purposes, the costs of investments owned on December 31, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Growth Portfolio	$5,418,154,525	$247,263,799	$(283,688,001)	$(36,424,202)
Managed Volatility Balanced Portfolio	4,259,551,292	230,592,501	(442,373,863)	(211,781,362)
Managed Volatility Moderate Portfolio	1,140,247,368	46,479,559	(135,880,812)	(89,401,253)
Managed Volatility Conservative Portfolio	579,704,908	9,462,571	(80,923,948)	(71,461,377)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended December 31, 2024 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Managed Volatility Growth Portfolio	$103,884,521	$33,280,938	$137,165,459
Managed Volatility Balanced Portfolio	98,635,363	16,677,166	115,312,529
Managed Volatility Moderate Portfolio	27,933,919	—	27,933,919
Managed Volatility Conservative Portfolio	16,236,816	—	16,236,816
The tax character of distributions for the year ended December 31, 2023 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Managed Volatility Growth Portfolio	$147,760,190	$595,968,554	$743,728,744
Managed Volatility Balanced Portfolio	112,110,773	316,587,912	428,698,685
Managed Volatility Moderate Portfolio	31,298,659	73,131,385	104,430,044
Managed Volatility Conservative Portfolio	17,143,518	12,734,575	29,878,093
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Managed Volatility Growth Portfolio	$28,063,863	$274,949,057
Managed Volatility Balanced Portfolio	19,200,437	134,716,180
Managed Volatility Moderate Portfolio	1,832,946	20,420,336
Managed Volatility Conservative Portfolio	977,687	—
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, wash sale loss deferrals and derivative transactions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the
15

Derivative instruments, continued

established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the year ended December 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Managed Volatility Growth Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$409.7 million to $490.9 million
Managed Volatility Balanced Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$235.6 million to $265.1 million
Managed Volatility Moderate Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$46.9 million to $53.4 million
Managed Volatility Conservative Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$10.2 million to $132.7 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at December 31, 2024 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Managed Volatility Growth Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(1,111,057)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$56,381	(8,356,619)
				$56,381	$(9,467,676)
Managed Volatility Balanced Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(867,659)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$604	(6,714,093)
				$604	$(7,581,752)
Managed Volatility Moderate Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(150,566)
	Equity	Receivable/payable for futures variation margin[1]	Futures	—	(1,253,141)
				—	$(1,403,707)
Managed Volatility Conservative Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(28,155)
	Equity	Receivable/payable for futures variation margin[1]	Futures	—	(291,878)
				—	$(320,033)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2024:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$(2,983,530)
	Equity	66,677,517
	Total	$63,693,987
Managed Volatility Balanced Portfolio	Currency	$(1,129,869)
	Equity	41,901,687
	Total	$40,771,818
Managed Volatility Moderate Portfolio	Currency	$(206,692)
	Equity	8,939,321
	Total	$8,732,629
Managed Volatility Conservative Portfolio	Currency	$(26,434)
	Equity	(9,466,230)
	Total	$(9,492,664)
16

Derivative instruments, continued

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2024:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$(2,613,773)
	Equity	(18,989,053)
	Total	$(21,602,826)
Managed Volatility Balanced Portfolio	Currency	$(1,683,691)
	Equity	(13,098,366)
	Total	$(14,782,057)
Managed Volatility Moderate Portfolio	Currency	$(304,254)
	Equity	(2,560,208)
	Total	$(2,864,462)
Managed Volatility Conservative Portfolio	Currency	$339,104
	Equity	3,294,477
	Total	$3,633,581
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are wholly owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated funds assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any fund of the Trust (excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust), John Hancock Funds II ( JHF II) and John Hancock Funds III. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and JHF II.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated funds assets	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. In addition, the Advisor voluntarily agreed to waive its management fees and/or reduce expenses by 0.01% of each portfolio’s average net assets. These voluntary waivers may be terminated at any time by the Advisor upon notice to the Trust.
For the year ended December 31, 2024, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Growth Portfolio	$413,614	$3,809,988	$922,102	$5,145,704
Managed Volatility Balanced Portfolio	298,013	2,337,876	905,616	3,541,505
Managed Volatility Moderate Portfolio	103,673	668,292	91,972	863,937
Managed Volatility Conservative Portfolio	64,717	317,393	38,307	420,417
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2024, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Managed Volatility Growth Portfolio	0.09%
Managed Volatility Balanced Portfolio	0.09%
17

Fees and transactions with affiliates, continued

Portfolio	Net Annual Effective Rate
Managed Volatility Moderate Portfolio	0.09%
Managed Volatility Conservative Portfolio	0.09%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2024, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.
Distribution and service fees for the year ended December 31, 2024 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Managed Volatility Growth Portfolio	$225,324	$10,378,889	$10,604,213
Managed Volatility Balanced Portfolio	177,514	6,963,627	7,141,141
Managed Volatility Moderate Portfolio	66,829	2,154,030	2,220,859
Managed Volatility Conservative Portfolio	42,193	1,034,740	1,076,933
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
6.  Portfolio share transactions
Transactions in portfolios' shares for the years ended December 31, 2024 and 2023 were as follows:
Managed Volatility Growth Portfolio	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	165,562	$1,838,949	136,650	$1,509,613
Distributions reinvested	987,341	11,417,276	6,305,804	60,569,355
Repurchased	(6,401,533)	(72,451,525)	(5,184,294)	(57,114,553)
Net increase (decrease)	(5,248,630)	$(59,195,300)	1,258,160	$4,964,415
Series II shares
Distributions reinvested	8,554,106	$98,406,661	58,439,200	$557,037,654
Repurchased	(59,863,769)	(670,552,812)	(53,199,453)	(582,849,752)
Net increase (decrease)	(51,309,663)	$(572,146,151)	5,239,747	$(25,812,098)
Series NAV shares
Sold	864,187	$9,754,601	872,222	$9,683,748
Distributions reinvested	2,358,295	27,341,522	13,084,498	126,121,735
Repurchased	(4,258,716)	(48,039,653)	(6,110,094)	(67,626,889)
Net increase (decrease)	(1,036,234)	$(10,943,530)	7,846,626	$68,178,594
Total net increase (decrease)	(57,594,527)	$(642,284,981)	14,344,533	$47,330,911
Managed Volatility Balanced Portfolio	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	90,103	$940,267	136,462	$1,450,188
Distributions reinvested	934,587	10,001,141	3,889,236	36,258,153
Repurchased	(4,718,120)	(49,909,853)	(4,128,471)	(42,236,638)
Net decrease	(3,693,430)	$(38,968,445)	(102,773)	$(4,528,297)
Series II shares
Sold	17,708	$193,197	—	—
Distributions reinvested	6,930,659	73,477,667	31,141,777	$286,763,525
Repurchased	(42,359,012)	(442,786,898)	(42,869,937)	(434,311,470)
Net decrease	(35,410,645)	$(369,116,034)	(11,728,160)	$(147,547,945)
18

Portfolio share transactions, continued

Managed Volatility Balanced Portfolio, Cont'd	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	355,470	$3,756,670	217,524	$2,247,535
Distributions reinvested	2,963,606	31,833,721	11,281,416	105,677,007
Repurchased	(7,125,780)	(75,457,247)	(8,083,655)	(83,259,442)
Net increase (decrease)	(3,806,704)	$(39,866,856)	3,415,285	$24,665,100
Total net decrease	(42,910,779)	$(447,951,335)	(8,415,648)	$(127,411,142)
Managed Volatility Moderate Portfolio	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	67,428	$694,482	188,767	$1,880,800
Distributions reinvested	342,954	3,484,287	1,433,309	13,007,813
Repurchased	(2,572,822)	(25,923,068)	(2,882,563)	(28,299,530)
Net decrease	(2,162,440)	$(21,744,299)	(1,260,487)	$(13,410,917)
Series II shares
Sold	80,103	$764,904	79,481	$781,307
Distributions reinvested	2,105,903	21,185,092	8,996,005	80,641,699
Repurchased	(15,112,809)	(150,631,491)	(14,212,231)	(138,187,070)
Net decrease	(12,926,803)	$(128,681,495)	(5,136,745)	$(56,764,064)
Series NAV shares
Sold	209,224	$2,122,995	255,266	$2,504,694
Distributions reinvested	320,717	3,264,540	1,184,700	10,780,532
Repurchased	(1,448,876)	(14,579,850)	(1,078,532)	(10,658,446)
Net increase (decrease)	(918,935)	$(9,192,315)	361,434	$2,626,780
Total net decrease	(16,008,178)	$(159,618,109)	(6,035,798)	$(67,548,201)
Managed Volatility Conservative Portfolio	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	422,497	$4,183,121	637,860	$6,282,684
Distributions reinvested	263,276	2,557,223	546,561	5,169,047
Repurchased	(2,530,742)	(24,716,741)	(2,610,177)	(25,425,976)
Net decrease	(1,844,969)	$(17,976,397)	(1,425,756)	$(13,974,245)
Series II shares
Sold	104,416	$1,035,164	168,629	$1,617,677
Distributions reinvested	1,252,515	12,041,169	2,359,807	22,084,713
Repurchased	(8,234,457)	(79,856,605)	(7,806,564)	(75,613,514)
Net decrease	(6,877,526)	$(66,780,272)	(5,278,128)	$(51,911,124)
Series NAV shares
Sold	263,403	$2,604,562	221,536	$2,156,076
Distributions reinvested	168,173	1,638,424	276,342	2,624,333
Repurchased	(786,610)	(7,694,929)	(563,047)	(5,535,117)
Net decrease	(355,034)	$(3,451,943)	(65,169)	$(754,708)
Total net decrease	(9,077,529)	$(88,208,612)	(6,769,053)	$(66,640,077)
Affiliates of the Trust owned 100% of shares of the portfolios on December 31, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2024:

Portfolio	Purchases	Sales
Managed Volatility Growth Portfolio	$407,131,850	$809,394,242
Managed Volatility Balanced Portfolio	268,666,059	575,992,980
Managed Volatility Moderate Portfolio	64,384,208	189,946,765
Managed Volatility Conservative Portfolio	31,257,836	112,002,550
19

8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each affiliated underlying funds’ net assets. At December 31, 2024, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Managed Volatility Growth Portfolio
	Strategic Equity Allocation Trust	24.2%
	Equity Income Trust	22.4%
	Mid Value Trust	18.1%
	Core Bond Trust	17.6%
	Select Bond Trust	17.6%
	Small Cap Value Trust	16.4%
	Emerging Markets Equity Fund	15.4%
	Mid Cap Growth Trust	13.4%
	Blue Chip Growth Trust	10.6%
	Small Cap Dynamic Growth Fund	8.1%
	Fundamental Large Cap Core Fund	6.5%
Managed Volatility Balanced Portfolio
	Core Bond Trust	22.6%
	Select Bond Trust	22.5%
	Equity Income Trust	13.8%
	Strategic Equity Allocation Trust	12.8%
	Small Cap Value Trust	10.1%
	Mid Value Trust	8.3%
	Emerging Markets Equity Fund	7.3%
	Blue Chip Growth Trust	6.4%
	Mid Cap Growth Trust	5.5%
Managed Volatility Moderate Portfolio
	Core Bond Trust	7.1%
	Select Bond Trust	7.0%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Volatility Growth Portfolio
Blue Chip Growth	6,480,060	$226,717,410	$27,155,628	$(87,135,980)	$(21,749,109)	$74,297,281	—	$18,533,735	$219,285,230
Bond	30,138,341	403,801,730	29,867,168	(23,643,780)	(2,513,754)	(5,767,275)	$18,274,225	—	401,744,089
Core Bond	12,726,647	140,608,264	10,340,673	(8,046,223)	(1,341,501)	(1,568,098)	5,217,922	—	139,993,115
Emerging Markets Equity	23,426,824	229,148,260	1,827,711	(20,682,286)	(1,278,002)	13,070,612	1,178,029	—	222,086,295
Equity Income	21,895,052	321,158,961	19,489,824	(50,730,710)	(3,550,977)	19,944,684	5,345,021	14,144,803	306,311,782
Fundamental Large Cap Core	5,101,495	377,661,811	40,922,766	(84,338,940)	38,714,574	(5,856,604)	2,200,473	38,722,293	367,103,607
John Hancock Collateral Trust	1,999,798	47,847,586	268,136,094	(295,996,439)	23,655	(5,312)	2,102,901	—	20,005,584
Mid Cap Growth	7,758,414	92,980,886	100	(26,330,241)	(30,348,023)	51,755,281	—	—	88,058,003
Mid Value	10,602,287	119,394,539	6,516,979	(24,002,359)	2,322,475	9,636,930	458,735	6,058,244	113,868,564
Multifactor Developed International ETF	6,293,860	214,987,425	6,361,785	(16,779,548)	4,070,462	(6,796,034)	7,131,772	—	201,844,090
Multifactor Emerging Markets ETF	4,461,633	122,096,449	2,191,960	(11,553,806)	1,333,130	1,265,480	3,386,599	—	115,333,213
Multifactor Mid Cap ETF	2,010,647	126,669,891	37,428	(23,287,206)	9,717,315	6,958,517	1,281,661	—	120,095,945
20

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Small Cap ETF	2,797,302	$117,767,348	$216,422	$(17,433,963)	$6,204,628	$4,410,346	$1,116,281	—	$111,164,781
Select Bond Trust	89,414,458	1,034,636,680	74,298,768	(61,253,109)	(9,402,783)	(7,330,852)	37,348,764	—	1,030,948,704
Small Cap Dynamic Growth	2,099,642	37,394,654	1,656,235	(11,451,567)	646,850	7,090,808	1,149,678	$160,879	35,336,980
Small Cap Value	5,317,671	77,005,105	4,984,216	(9,525,477)	1,902,025	(1,726,478)	567,706	4,148,286	72,639,391
Strategic Equity Allocation Trust	95,221,789	1,737,439,131	178,692,760	(302,465,211)	19,924,608	55,643,251	24,702,250	153,990,510	1,689,234,539
					$14,675,573	$215,022,537	$111,462,017	$235,758,750	$5,255,053,912
Managed Volatility Balanced Portfolio
Blue Chip Growth	3,936,706	$141,650,813	$16,923,628	$(57,963,139)	$(11,857,560)	$44,464,401	—	$11,365,859	$133,218,143
Bond	38,850,982	533,499,279	29,769,448	(34,352,433)	(3,986,670)	(7,046,038)	$23,784,140	—	517,883,586
Core Bond	16,374,450	185,500,805	9,743,973	(11,265,228)	(1,719,682)	(2,140,923)	6,764,189	—	180,118,945
Emerging Markets Equity	11,122,322	111,169,780	1,084,054	(12,495,491)	(860,816)	6,542,084	559,291	—	105,439,611
Equity Income	13,476,353	201,468,287	12,035,691	(35,412,948)	112,969	10,330,183	3,300,749	8,734,942	188,534,182
Fundamental Large Cap Core	2,828,757	214,841,072	22,586,506	(52,940,392)	22,342,411	(3,272,213)	1,214,507	21,371,999	203,557,384
John Hancock Collateral Trust	2,587,078	39,691,627	154,232,042	(168,055,990)	17,276	(4,343)	1,635,602	—	25,880,612
Mid Cap Growth	3,200,523	39,317,892	221,921	(12,201,898)	(12,660,780)	21,648,799	—	—	36,325,934
Mid Value	4,854,722	55,737,621	2,998,572	(12,187,337)	2,107,135	3,483,725	211,072	2,787,500	52,139,716
Multifactor Developed International ETF	2,650,033	91,938,275	2,840,848	(8,704,074)	2,100,022	(3,188,513)	2,993,348	—	84,986,558
Multifactor Emerging Markets ETF	2,140,036	60,116,647	652,057	(6,703,294)	720,551	533,970	1,640,911	—	55,319,931
Multifactor Mid Cap ETF	1,083,397	69,649,590	13,704	(14,075,128)	5,859,229	3,263,908	692,906	—	64,711,303
Multifactor Small Cap ETF	1,253,646	53,991,015	188,083	(9,218,070)	3,260,969	1,597,895	502,528	—	49,819,892
Select Bond Trust	114,653,404	1,361,315,495	68,638,301	(85,731,352)	(13,117,425)	(9,151,269)	48,225,975	—	1,321,953,750
Small Cap Dynamic Growth	1,116,799	20,357,425	1,050,588	(6,820,779)	313,847	3,894,645	609,759	85,326	18,795,726
Small Cap Value	3,258,999	48,277,298	3,592,212	(7,518,161)	1,337,557	(1,170,980)	353,646	2,584,127	44,517,926
Strategic Equity Allocation Trust	50,352,629	940,978,888	95,254,117	(184,917,052)	(5,211,400)	47,151,091	13,167,802	82,086,313	893,255,644
					$(11,242,367)	$116,936,422	$105,656,425	$129,016,066	$3,976,458,843
Managed Volatility Moderate Portfolio
Blue Chip Growth	882,695	$33,409,117	$4,438,614	$(15,545,912)	$(1,876,921)	$9,445,516	—	$2,565,051	$29,870,414
Bond	12,107,310	175,209,345	8,342,819	(18,596,893)	(2,252,553)	(1,312,276)	$7,584,060	—	161,390,442
Core Bond	5,105,478	60,946,283	2,586,913	(6,140,902)	(992,820)	(239,212)	2,135,695	—	56,160,262
Emerging Markets Equity	2,243,197	23,550,461	297,876	(3,774,338)	37,509	1,153,997	112,800	—	21,265,505
Equity Income	3,175,579	49,834,688	2,881,364	(10,951,704)	268,116	2,393,883	779,329	2,062,378	44,426,347
Fundamental Large Cap Core	616,942	49,132,558	5,067,928	(14,196,357)	5,033,999	(643,007)	264,441	4,653,443	44,395,121
John Hancock Collateral Trust	694,061	9,059,317	33,034,235	(35,153,266)	4,362	(1,403)	397,638	—	6,943,245
Mid Cap Growth	814,155	10,508,416	196,384	(3,811,510)	(2,560,260)	4,907,625	—	—	9,240,655
Mid Value	1,133,370	13,651,067	709,268	(3,555,203)	762,234	605,030	49,368	651,969	12,172,396
21

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF	288,997	$10,499,690	$263,812	$(1,386,515)	$319,063	$(427,916)	$329,106	—	$9,268,134
Multifactor Emerging Markets ETF	346,648	10,198,498	71,460	(1,528,023)	156,442	62,474	268,594	—	8,960,851
Multifactor Mid Cap ETF	127,698	8,616,177	47,005	(2,141,312)	880,567	224,965	82,371	—	7,627,402
Multifactor Small Cap ETF	156,481	7,068,966	219,006	(1,692,285)	592,665	30,203	63,154	—	6,218,555
Select Bond Trust	35,757,855	447,589,842	17,443,719	(45,654,850)	(7,472,313)	381,671	15,221,729	—	412,288,069
Small Cap Dynamic Growth	241,500	4,724,031	276,573	(1,895,720)	54,308	905,260	133,543	$18,687	4,064,452
Small Cap Value	651,803	10,141,821	847,672	(2,130,168)	310,620	(266,316)	71,544	522,782	8,903,629
Strategic Equity Allocation Trust	10,665,869	208,987,502	20,361,688	(49,841,878)	503,570	9,201,632	2,791,190	17,399,904	189,212,514
					$(6,231,412)	$26,422,126	$30,284,562	$27,874,214	$1,032,407,993
Managed Volatility Conservative Portfolio
Blue Chip Growth	229,960	$9,298,390	$1,183,940	$(4,759,200)	$452,888	$1,605,817	—	$674,360	$7,781,835
Bond	7,812,886	120,002,722	6,197,606	(19,663,775)	(2,422,372)	31,593	$5,003,171	—	104,145,774
Core Bond	3,282,150	41,600,691	1,868,696	(6,562,207)	(1,228,129)	424,598	1,381,906	—	36,103,649
Emerging Markets Equity	489,136	5,439,344	130,775	(1,199,820)	(167,093)	433,801	24,596	—	4,637,007
Equity Income	923,807	15,068,411	1,219,020	(4,166,819)	880,085	(76,644)	222,787	589,573	12,924,053
Fundamental Large Cap Core	150,037	12,680,065	1,336,270	(4,342,958)	2,113,225	(989,959)	64,389	1,133,069	10,796,643
John Hancock Collateral Trust	242,748	2,505,820	27,632,500	(27,711,090)	656	519	161,967	—	2,428,405
Multifactor Emerging Markets ETF	74,584	2,287,912	69,284	(475,923)	11,929	34,794	57,496	—	1,927,996
Multifactor Mid Cap ETF	116,871	8,187,524	317,941	(2,535,838)	1,408,077	(396,999)	74,850	—	6,980,705
Multifactor Small Cap ETF	138,677	6,428,248	435,059	(1,892,044)	872,560	(332,799)	55,118	—	5,511,024
Select Bond Trust	23,010,263	305,703,293	12,940,326	(48,717,123)	(8,366,244)	3,748,081	9,867,290	—	265,308,333
Strategic Equity Allocation Trust	2,585,185	53,733,556	5,449,096	(15,841,359)	1,817,768	702,118	681,200	4,246,511	45,861,179
					$(4,626,650)	$5,184,920	$17,594,770	$6,643,513	$504,406,603
9.  New accounting pronouncement
In this reporting period, the portfolios adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the portfolios' financial position or the results of its operations. The management committee of the Advisor acts as the portfolios' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
22

John Hancock Variable Insurance Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of Managed Volatility Growth Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Moderate Portfolio and Managed Volatility Conservative Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of John Hancock Managed Volatility Growth Portfolio, John Hancock Managed Volatility Balanced Portfolio, John Hancock Managed Volatility Moderate Portfolio and John Hancock Managed Volatility Conservative Portfolio (four of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Portfolios") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
23

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHTLA	12/31
2/25
1115018:1224

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. INGEFP4-998-0225 © 2025 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio December 31, 2024

Common stocks 96.00%		Shares	Value (000)
Information technology 27.29%
	Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	$461,695
	Microsoft Corp.	1,065,401	449,067
	NVIDIA Corp.	2,424,287	325,557
	Broadcom, Inc.	929,070	215,396
	ASML Holding NV (ADR)	161,087	111,646
	ASML Holding NV	144,800	101,835
	Apple, Inc.	455,566	114,083
	Synopsys, Inc.[1]	181,103	87,900
	Shopify, Inc., Class A, subordinate voting shares[1]	608,475	64,699
	Arista Networks, Inc.[1]	506,932	56,031
	EPAM Systems, Inc.[1]	187,399	43,818
	Capgemini SE	255,102	41,614
	Samsung Electronics Co., Ltd.	1,068,680	38,567
	Keyence Corp.	69,400	28,239
	SAP SE	74,491	18,230
	NEC Corp.	179,300	15,403
	International Business Machines Corp.	48,049	10,563
	Fair Isaac Corp.[1]	4,311	8,583
	Xero, Ltd.[1]	61,011	6,344
			2,199,270

Consumer discretionary 14.82%
	Chipotle Mexican Grill, Inc.[1]	2,239,950	135,069
	LVMH Moët Hennessy-Louis Vuitton SE	184,476	120,627
	Amazon.com, Inc.[1]	542,180	118,949
	Booking Holdings, Inc.	18,300	90,922
	Renault SA	1,688,781	81,825
	Prosus NV, Class N	1,846,586	73,232
	Trip.com Group, Ltd. (ADR)[1]	932,676	64,038
	InterContinental Hotels Group PLC	360,000	44,844
	MercadoLibre, Inc.[1]	24,475	41,618
	LKQ Corp.	1,041,420	38,272
	MGM China Holdings, Ltd.	28,793,200	36,854
	Sanrio Co., Ltd.	950,000	33,111
	Starbucks Corp.	362,693	33,096
	lululemon athletica, Inc.[1]	82,202	31,435
	Inchcape PLC	2,991,192	28,655
	Entain PLC	3,341,847	28,622
	Flutter Entertainment PLC[1]	96,717	24,996
	Moncler SpA	449,770	23,889
	Restaurant Brands International, Inc. (CAD denominated)	318,949	20,788
	Zomato, Ltd.[1]	5,105,881	16,557
	Industria de Diseño Textil, SA	321,937	16,482
	Global-E Online, Ltd.[1]	300,000	16,359
	Ferrari NV (EUR denominated)	34,905	14,976
	Wynn Macau, Ltd.	21,430,000	14,874
	Home Depot, Inc.	35,621	13,856
	YUM! Brands, Inc.	94,493	12,677
	Guzman y Gomez, Ltd.[1]	434,906	10,892
	Evolution AB	88,523	6,795
			1,194,310

Industrials 14.16%
	Safran SA	727,948	159,017
	Comfort Systems USA, Inc.	278,016	117,895
	Ingersoll-Rand, Inc.	770,946	69,740
	Caterpillar, Inc.	185,000	67,111
	ITOCHU Corp.	1,329,660	65,448
	TransDigm Group, Inc.	50,071	63,454
	Schneider Electric SE	239,546	59,215
	Copart, Inc.[1]	1,011,807	58,068
	Ryanair Holdings PLC (ADR)	1,069,423	46,616

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Airbus SE, non-registered shares	268,262	$42,756
	GT Capital Holdings, Inc.	3,520,121	39,893
	Howmet Aerospace, Inc.	262,240	28,681
	Hitachi, Ltd.	1,115,800	27,425
	Boeing Co. (The)[1]	149,146	26,399
	Honeywell International, Inc.	111,501	25,187
	Alliance Global Group, Inc.	156,400,700	24,275
	ASSA ABLOY AB, Class B	777,100	22,846
	Techtronic Industries Co., Ltd.	1,679,500	22,140
	DSV A/S	97,734	20,692
	Daikin Industries, Ltd.	151,500	17,749
	General Electric Co.	102,437	17,085
	BayCurrent, Inc.	502,900	16,876
	Saab AB, Class B	797,272	16,816
	Carrier Global Corp.	242,000	16,519
	RS Group PLC	1,745,907	14,867
	Eaton Corp. PLC	39,327	13,051
	Recruit Holdings Co., Ltd.	167,400	11,647
	TFI International, Inc. (CAD denominated)	73,941	9,992
	Kongsberg Gruppen ASA	80,834	9,093
	SMC Corp.	22,500	8,761
	NIBE Industrier AB, Class B	360,248	1,411
			1,140,725

Financials 13.21%
	Visa, Inc., Class A	329,788	104,226
	3i Group PLC	2,292,674	101,852
	Aon PLC, Class A	244,466	87,802
	Fiserv, Inc.[1]	409,913	84,204
	AXA SA	2,209,893	78,573
	Citigroup, Inc.	890,292	62,668
	Brookfield Corp., Class A	766,870	44,057
	Blackstone, Inc.	255,000	43,967
	Tradeweb Markets, Inc., Class A	332,600	43,544
	CVC Capital Partners PLC[1]	1,959,718	42,951
	Prudential PLC	5,189,848	41,376
	Ameriprise Financial, Inc.	67,606	35,995
	VZ Holding AG	201,422	31,969
	Société Générale	1,134,000	31,751
	Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,300,992	25,269
	UBS Group AG	794,665	24,232
	CME Group, Inc., Class A	103,473	24,030
	Banco Bilbao Vizcaya Argentaria, SA	2,408,000	23,580
	Japan Post Insurance Co., Ltd.	1,156,950	21,144
	Eurobank Ergasias Services and Holdings SA	8,619,374	19,850
	Swissquote Group Holding, Ltd.	43,329	16,591
	XP, Inc., Class A	1,360,351	16,120
	KKR & Co., Inc.	101,586	15,026
	Axis Bank, Ltd.	913,022	11,339
	FinecoBank SpA	635,542	11,106
	Skandinaviska Enskilda Banken AB, Class A	608,175	8,334
	AIA Group, Ltd.	913,107	6,605
	Jackson Financial, Inc., Class A	44,327	3,860
	GMO Payment Gateway, Inc.	44,100	2,214
			1,064,235

Health care 11.87%
	Novo Nordisk AS, Class B	2,064,144	177,655
	Eli Lilly and Co.	209,940	162,074
	Vertex Pharmaceuticals, Inc.[1]	247,071	99,495
	UnitedHealth Group, Inc.	181,500	91,814
	Thermo Fisher Scientific, Inc.	160,880	83,695

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Regeneron Pharmaceuticals, Inc.[1]	83,600	$59,551
	Centene Corp.[1]	580,852	35,188
	Cigna Group (The)	126,281	34,871
	Pfizer, Inc.	1,305,400	34,632
	Sanofi	347,738	33,628
	Alnylam Pharmaceuticals, Inc.[1]	123,340	29,023
	Argenx SE (ADR)[1]	42,456	26,110
	EssilorLuxottica SA	90,005	21,871
	Siemens Healthineers AG	345,670	18,328
	Zoetis, Inc., Class A	90,200	14,696
	DexCom, Inc.[1]	179,440	13,955
	Bayer AG	537,074	10,742
	Pro Medicus, Ltd.	48,121	7,420
	Viatris, Inc.	110,678	1,378
	Euroapi SA1,2	5,869	18
			956,144

Communication services 5.74%
	Alphabet, Inc., Class A	948,455	179,543
	Meta Platforms, Inc., Class A	242,200	141,810
	Publicis Groupe SA	400,000	42,376
	Schibsted ASA, Class A	902,722	27,967
	CTS Eventim AG & Co. KGaA	224,500	18,980
	Bharti Airtel, Ltd.	868,779	16,093
	Tencent Holdings, Ltd.	297,100	15,877
	Spotify Technology SA1	30,382	13,592
	Nintendo Co., Ltd.	111,300	6,483
			462,721

Consumer staples 3.13%
	Costco Wholesale Corp.	48,946	44,848
	British American Tobacco PLC	863,200	31,301
	Dollar General Corp.	408,173	30,948
	Carrefour SA, non-registered shares	1,782,485	25,353
	Monster Beverage Corp.[1]	440,000	23,126
	Pernod Ricard SA	192,833	21,567
	Nestlé SA	261,067	21,407
	Philip Morris International, Inc.	167,000	20,098
	Walgreens Boots Alliance, Inc.	1,941,300	18,112
	Kweichow Moutai Co., Ltd., Class A	74,500	15,525
			252,285

Energy 2.69%
	Canadian Natural Resources, Ltd. (CAD denominated)	3,110,600	96,037
	Schlumberger NV	1,172,369	44,949
	Tourmaline Oil Corp.	612,792	28,358
	TotalEnergies SE	297,902	16,554
	Reliance Industries, Ltd.	1,105,000	15,652
	NAC Kazatomprom JSC (GDR)	404,535	15,271
			216,821

Materials 2.06%
	Linde PLC	248,153	103,894
	Amcor PLC (CDI)	3,567,000	33,070
	LyondellBasell Industries NV	199,925	14,849
	First Quantum Minerals, Ltd.[1]	1,128,850	14,552
			166,365

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 0.55%
	Torrent Power, Ltd.	1,918,769	$33,303
	FirstEnergy Corp.	286,296	11,389
			44,692

Real estate 0.48%
	Goodman Logistics (HK), Ltd. REIT	1,750,331	38,629
	Total common stocks (cost: $4,815,819,000)		7,736,197
Preferred securities 0.25%
Information technology 0.25%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	663,600	19,900
	Total preferred securities (cost: $19,864,000)		19,900

Short-term securities 3.52%
Money market investments 3.52%
	Capital Group Central Cash Fund 4.50%[3,4]	2,835,168	283,574

Money market investments purchased with collateral from securities on loan 0.00%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[3,5]	7,413	7
	Total short-term securities (cost: $283,529,000)		283,581
	Total investment securities 99.77% (cost: $5,119,212,000)		8,039,678
	Other assets less liabilities 0.23%		18,645
	Net assets 100.00%		$8,058,323

American Funds Insurance Series	4

Global Growth Fund (continued)
Investments in affiliates4

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.52%
Money market investments 3.52%
Capital Group Central Cash Fund 4.50%[3]	$295,088	$2,203,992	$2,215,565	$(6)	$65	$283,574	$17,545

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $17,000, which represented less than 0.01% of the net assets of the fund.
Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 12/31/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Insurance Series

Global Small Capitalization Fund
Investment portfolio December 31, 2024

Common stocks 96.58%		Shares	Value (000)
Industrials 23.73%
	CBIZ, Inc.[1]	644,848	$52,768
	International Container Terminal Services, Inc.	4,208,330	28,071
	Cleanaway Waste Management, Ltd.	15,692,698	25,722
	TriNet Group, Inc.	280,679	25,477
	Trelleborg AB, Class B	741,923	25,341
	UL Solutions, Inc., Class A	424,269	21,163
	Diploma PLC	365,247	19,427
	VSE Corp.	198,919	18,917
	Alaska Air Group, Inc.[1]	275,000	17,806
	AZEK Co., Inc. (The), Class A1	373,156	17,714
	Qantas Airways, Ltd.[1]	3,113,684	17,249
	Hensoldt AG	471,092	16,828
	Interpump Group SpA	365,471	16,238
	ICF International, Inc.	134,555	16,040
	Visional, Inc.[1,2]	312,872	15,847
	Comfort Systems USA, Inc.	35,109	14,888
	Saia, Inc.[1]	31,538	14,373
	Godrej Industries, Ltd.[1]	1,032,000	14,055
	MISUMI Group, Inc.	911,206	14,011
	Inox Wind, Ltd.	6,322,938	13,341
	Nexans SA	121,699	13,041
	Dayforce, Inc.[1]	176,930	12,852
	LS Electric Co., Ltd.	119,255	12,759
	First Advantage Corp.[1,2]	670,201	12,553
	Air Lease Corp., Class A	250,000	12,053
	Carel Industries SpA	608,698	11,665
	IMCD NV	71,833	10,638
	Engcon AB, Class B2	1,007,791	9,525
	Applied Industrial Technologies, Inc.	39,533	9,467
	Rumo SA	3,114,705	8,993
	XPO, Inc.[1]	63,304	8,302
	Howden Joinery Group PLC	831,191	8,225
	Reliance Worldwide Corp., Ltd.	2,633,607	8,163
	Casella Waste Systems, Inc., Class A1	76,280	8,071
	Instalco AB2	2,572,433	7,663
	Takasago Thermal Engineering Co., Ltd.	183,600	7,416
	Trex Co., Inc.[1]	102,977	7,109
	Sterling Infrastructure, Inc.[1]	41,977	7,071
	Embraer SA1	758,700	6,950
	CSW Industrials, Inc.	19,652	6,933
	Addtech AB, Class B	245,222	6,663
	Beijer Ref AB, Class B	445,805	6,558
	Sinfonia Technology Co., Ltd.	156,600	6,288
	Wizz Air Holdings PLC[1]	340,978	6,098
	dormakaba Holding AG	8,454	5,998
	Matson, Inc.	44,122	5,949
	Sulzer AG	40,000	5,770
	REV Group, Inc.	180,777	5,761
	SATS, Ltd.	2,022,100	5,387
	Georg Fischer AG	69,127	5,225
	KEI Industries, Ltd.	92,772	4,803
	MonotaRO Co., Ltd.	282,600	4,749
	Kurita Water Industries, Ltd.	125,000	4,351
	Cargotec OYJ, Class B, non-registered shares	78,655	4,179
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1,2]	495,025	3,683
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A1	389,130	292
	THK Co., Ltd.[2]	165,900	3,804
	GVS SpA[1]	724,642	3,670
	Byrna Technologies, Inc.[1]	124,671	3,592
	EuroGroup Laminations SpA[2]	1,086,059	3,148
	Adecco Group AG	122,813	3,024

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Loar Holdings, Inc.[1]	40,100	$2,964
	Herc Holdings, Inc.	15,514	2,937
	IndiaMart InterMesh, Ltd.	110,684	2,900
	SPIE SA	83,907	2,603
	Localiza Rent a Car SA, ordinary nominative shares[1]	430,853	2,245
	Delhivery Ltd.[1]	433,780	1,747
	McGrath RentCorp	4,336	485
			709,598

Consumer discretionary 16.33%
	DraftKings, Inc., Class A1	1,000,000	37,200
	Skechers USA, Inc., Class A1	537,293	36,128
	Entain PLC	3,696,208	31,657
	Lands’ End, Inc.[1,3]	2,100,000	27,594
	Boot Barn Holdings, Inc.[1]	163,055	24,755
	CAVA Group, Inc.[1]	209,414	23,622
	Ollies Bargain Outlet Holdings, Inc.[1]	208,086	22,833
	Wyndham Hotels & Resorts, Inc.	194,040	19,557
	Thor Industries, Inc.	201,786	19,313
	Inchcape PLC	1,795,461	17,200
	Sega Sammy Holdings, Inc.	843,700	16,364
	Genius Sports, Ltd.[1]	1,540,078	13,322
	YETI Holdings, Inc.[1]	336,638	12,964
	Light & Wonder, Inc.[1]	147,860	12,772
	Evolution AB	151,003	11,590
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,976,369	11,443
	Ermenegildo Zegna NV2	1,333,160	11,012
	Champion Homes, Inc.[1]	118,120	10,406
	On Holding AG, Class A1	177,977	9,748
	tonies SE, Class A1	1,149,156	9,027
	Chalet Hotels, Ltd.[1]	790,221	8,979
	Aditya Vision, Ltd.	1,409,045	8,379
	Shoei Co., Ltd.	563,400	8,020
	Five Below, Inc.[1]	66,857	7,017
	Tube Investments of India, Ltd.	166,232	6,929
	TopBuild Corp.[1]	22,196	6,911
	Camping World Holdings, Inc., Class A	320,832	6,763
	Cairn Homes PLC	2,768,483	6,643
	Steven Madden, Ltd.	145,406	6,183
	Guzman y Gomez, Ltd.[1]	241,378	6,045
	Zalando SE, non-registered shares[1]	158,289	5,309
	Sanrio Co., Ltd.	150,500	5,246
	Patrick Industries, Inc.	60,321	5,011
	MRF, Ltd.	3,180	4,843
	Lottomatica Group SpA	324,745	4,327
	Yonex Co., Ltd.	243,900	3,317
	Smartfit Escola de Ginástica e Dança SA	961,263	2,633
	Haichang Ocean Park Holdings, Ltd.[1,2]	25,170,000	1,815
	Wolverine World Wide, Inc.	71,977	1,598
	Crocs, Inc.[1]	14,031	1,537
	Arhaus, Inc., Class A	152,564	1,434
	EIH, Ltd.	163,557	802
			488,248

Health care 14.99%
	Haemonetics Corp.[1]	725,905	56,680
	Insulet Corp.[1]	207,210	54,095
	Masimo Corp.[1]	184,994	30,579
	Max Healthcare Institute, Ltd.	1,790,953	23,600
	Ensign Group, Inc. (The)	165,067	21,931
	Glenmark Pharmaceuticals, Ltd.	1,083,549	20,342
	Integer Holdings Corp.[1]	143,655	19,037

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Aster DM Healthcare, Ltd.	2,654,994	$15,927
	DiaSorin Italia SpA	139,449	14,375
	Vaxcyte, Inc.[1]	169,969	13,914
	Structure Therapeutics, Inc. (ADR)[1,2]	502,777	13,635
	Vimian Group AB (publ)[1]	3,674,771	13,216
	Bachem Holding AG2	198,039	12,608
	Ambu AS, Class B, non-registered shares	849,282	12,267
	Denali Therapeutics, Inc.[1]	593,546	12,096
	CONMED Corp.	165,469	11,325
	SKAN Group AG	122,496	10,279
	Encompass Health Corp.	110,946	10,246
	BridgeBio Pharma, Inc.[1]	224,917	6,172
	BridgeBio Pharma, Inc.[1,4]	134,457	3,689
	Establishment Labs Holdings, Inc.[1,2]	187,220	8,625
	Praxis Precision Medicines, Inc.[1]	105,510	8,120
	IDEAYA Biosciences, Inc.[1]	249,395	6,409
	ICON PLC[1]	29,656	6,219
	LivaNova PLC[1]	124,551	5,768
	iRhythm Technologies, Inc.[1]	59,421	5,358
	Addus HomeCare Corp.[1]	41,132	5,156
	Integra LifeSciences Holdings Corp.[1]	222,254	5,041
	Dr. Lal PathLabs, Ltd.	121,328	4,249
	Nordhealth AS, Class A1	1,068,506	4,156
	Angelalign Technology, Inc.	515,348	3,901
	AddLife AB, Class B	280,870	3,489
	Indegene, Ltd.[1]	233,033	1,641
	Indegene, Ltd.[1,5]	110,616	779
	Carl Zeiss Meditec AG, non-registered shares	45,549	2,146
	Hapvida Participações e Investimentos SA1	3,421,086	1,235
			448,305

Information technology 13.74%
	PAR Technology Corp.[1]	568,143	41,287
	PAR Technology Corp.[1,4]	325,484	23,653
	Silicon Laboratories, Inc.[1]	279,667	34,740
	Pegasystems, Inc.	268,191	24,995
	Credo Technology Group Holding, Ltd.[1]	358,268	24,079
	MACOM Technology Solutions Holdings, Inc.[1]	180,686	23,473
	Confluent, Inc., Class A1	647,799	18,112
	Q2 Holdings, Inc.[1]	176,773	17,792
	eMemory Technology, Inc.	168,430	17,112
	Maruwa Co., Ltd.	54,101	16,322
	Semtech Corp.[1]	262,527	16,237
	Klaviyo, Inc., Class A1	328,169	13,534
	Insight Enterprises, Inc.[1]	84,243	12,813
	Allegro MicroSystems, Inc.[1]	534,708	11,689
	Unity Software, Inc.[1]	458,114	10,294
	Xiamen Faratronic Co., Ltd., Class A	619,767	10,084
	King Slide Works Co., Ltd.	177,409	8,347
	Riken Keiki Co., Ltd.	292,200	7,069
	GitLab, Inc., Class A1	122,971	6,929
	Topicus.com, Inc., subordinate voting shares	80,400	6,798
	Tanla Platforms, Ltd.	773,627	6,052
	MKS Instruments, Inc.	56,170	5,864
	Tokyo Seimitsu Co., Ltd.	124,023	5,674
	MongoDB, Inc., Class A1	21,932	5,106
	Kokusai Electric Corp.[2]	373,779	4,972
	Lumentum Holdings, Inc.[1]	58,152	4,882
	Bentley Systems, Inc., Class B	96,702	4,516
	Softcat PLC	231,551	4,402
	Alphawave IP Group PLC[1,2]	4,021,539	4,245
	ASMPT, Ltd.	420,800	4,065

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Globant SA1	16,689	$3,578
	SentinelOne, Inc., Class A1	135,357	3,005
	SINBON Electronics Co., Ltd.	327,000	2,606
	LEM Holding SA	3,014	2,461
	HPSP Co., Ltd.	133,836	2,323
	Silvaco Group, Inc.[1,2]	158,261	1,279
	Yotpo, Ltd.[1,4,6]	678,736	550
			410,939

Financials 12.46%
	Stifel Financial Corp.	271,050	28,753
	Cholamandalam Investment and Finance Co., Ltd.	2,069,733	28,626
	Eurobank Ergasias Services and Holdings SA	11,259,860	25,931
	Vontobel Holding AG	339,219	23,752
	HDFC Asset Management Co., Ltd.	480,000	23,487
	Glacier Bancorp, Inc.	406,597	20,419
	SLM Corp.	683,650	18,855
	Lazard, Inc., Class A	352,971	18,171
	United Community Banks, Inc.	487,085	15,738
	IIFL Finance, Ltd.	3,028,075	14,578
	SiriusPoint, Ltd.[1]	800,000	13,112
	Banco del Bajio, SA2	6,460,770	12,936
	CVB FINANCIAL CORP	595,132	12,742
	Janus Henderson Group PLC	297,400	12,648
	Fukuoka Financial Group, Inc.	500,000	12,542
	Independent Bank Group, Inc.	171,590	10,410
	Baldwin Insurance Group, Inc. (The), Class A1	251,109	9,733
	Asia Commercial Joint Stock Bank	8,309,605	9,001
	360 ONE WAM, Ltd.	576,094	8,407
	Pluxee NV	385,218	7,416
	Five-Star Business Finance, Ltd.[1]	789,146	7,129
	Bridgepoint Group PLC	1,572,795	7,023
	Patria Investments, Ltd., Class A	572,494	6,658
	Haci Ömer Sabanci Holding AS	2,013,292	5,464
	Discovery, Ltd.	483,482	4,990
	EFG International AG	334,117	4,842
	JB Financial Group Co., Ltd.	294,756	3,257
	Capitec Bank Holdings, Ltd.	14,270	2,370
	BNK Financial Group, Inc.	252,332	1,763
	AvidXchange Holdings, Inc.[1]	164,986	1,706
			372,459

Materials 4.07%
	Knife River Corp.[1]	266,823	27,120
	Materion Corp.	201,513	19,926
	Sumitomo Bakelite Co., Ltd.	592,959	14,371
	LANXESS AG	383,749	9,379
	Lundin Mining Corp.	1,000,000	8,605
	Huhtamäki OYJ	242,662	8,583
	Lundin Gold, Inc.	300,000	6,399
	Resonac Holdings Co., Ltd.[2]	228,800	5,747
	Cabot Corp.	48,229	4,404
	Verallia SAS	150,450	3,784
	Acerinox, SA	330,000	3,218
	LINTEC Corp.	163,900	3,152
	Osaka Soda Co., Ltd.	149,300	1,875
	Umicore SA	181,924	1,867
	NV Bekaert SA	53,808	1,863
	Mayr-Melnhof Karton AG, non-registered shares	17,249	1,421
			121,714

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 3.76%
	Lions Gate Entertainment Corp., Class B1	3,347,177	$25,271
	Indosat Tbk PT	135,085,677	20,754
	Springer Nature AG & Co. KGaA, non-registered shares[1]	578,174	16,284
	Magnite, Inc.[1]	807,491	12,855
	Rightmove PLC	1,209,594	9,685
	Future PLC	725,208	8,378
	JCDecaux SE1	388,617	6,088
	Nexstar Media Group, Inc.	38,447	6,074
	Globalstar, Inc.[1]	2,083,518	4,313
	Nippon Television Holdings, Inc.	80,900	1,399
	Bharti Hexacom, Ltd.	75,930	1,292
			112,393

Real estate 2.48%
	Embassy Office Parks REIT	6,564,847	28,321
	Altus Group, Ltd.	259,702	10,117
	Macrotech Developers, Ltd.	442,564	7,182
	ESR-REIT REIT	35,947,873	6,712
	Mindspace Business Parks REIT	1,250,000	5,276
	Charter Hall Group REIT	587,917	5,231
	UMH Properties, Inc. REIT	275,000	5,192
	Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	4,849
	Fibra Uno Administración REIT, SA de CV	1,403,100	1,394
			74,274

Utilities 1.76%
	Neoenergia SA	4,812,041	14,730
	Black Hills Corp.	219,676	12,855
	Talen Energy Corp.[1]	62,137	12,519
	SembCorp Industries, Ltd.	1,536,800	6,210
	ACEN Corp.	89,624,592	6,186
			52,500

Energy 1.68%
	Weatherford International	145,888	10,450
	NuVista Energy, Ltd.[1]	986,277	9,482
	Noble Corp. PLC, Class A	279,386	8,773
	Aegis Logistics Ltd.	790,464	7,571
	CNX Resources Corp.[1]	200,000	7,334
	Vista Energy, SAB de CV, Class A (ADR)[1]	124,514	6,738
			50,348

Consumer staples 1.58%
	BBB Foods, Inc., Class A1	616,758	17,442
	Universal Robina Corp.	10,450,635	14,254
	Apotea Sverige AB1	845,173	6,421
	Kobe Bussan Co., Ltd.	235,935	5,186
	Bakkafrost P/F	70,866	3,947
			47,250
	Total common stocks (cost: $2,192,148,000)		2,888,028
Preferred securities 0.75%
Information technology 0.50%
	SmartHR, Inc., Series D, preferred shares[1,4,6]	3,006	11,207
	Yotpo, Ltd., Series F, preferred shares[1,4,6]	2,158,609	1,748
	Yotpo, Ltd., Series B, preferred shares[1,4,6]	287,894	233
	Yotpo, Ltd., Series C, preferred shares[1,4,6]	274,070	222
	Yotpo, Ltd., Series A-1, preferred shares[1,4,6]	183,819	149
	Yotpo, Ltd., Series A, preferred shares[1,4,6]	89,605	73
	Yotpo, Ltd., Series C-1, preferred shares[1,4,6]	75,980	62

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Preferred securities (continued)			Shares	Value (000)
Information technology (continued)
	Yotpo, Ltd., Series D, preferred shares[1,4,6]		42,368	$34
	Yotpo, Ltd., Series B-1, preferred shares[1,4,6]		33,838	27
	Outreach Corp., Series G, preferred shares[1,4,6]		154,354	1,104
				14,859

Financials 0.25%
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]		641,250	7,625
	Total preferred securities (cost: $28,670,000)			22,484
Rights & warrants 0.00%
Consumer discretionary 0.00%
	Smartfit Escola de Ginástica e Dança S.A., rights, expire 2/4/2025[1]		18,049	2

Convertible bonds & notes 0.20%			Principal amount (000)
Information technology 0.20%
	Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030		USD600	518
	Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029		13,359	5,603
	Total convertible bonds & notes (cost: $7,170,000)			6,121
Short-term securities 3.83%		Weighted average yield at acquisition
Bills & notes of governments & government agencies outside the U.S. 1.43%
	British Columbia (Province of) 1/17/2025	4.262%	43,000	42,912

Commercial paper 1.17%
	Nestlé Finance International, Ltd. 1/16/2025 1/16/2025[7]	4.306	35,000	34,934
			Shares
Money market investments purchased with collateral from securities on loan 0.69%
	Capital Group Central Cash Fund 4.50%[3,8,9]		199,233	19,927
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[8,9]		703,994	705
				20,632

Money market investments 0.54%
	Capital Group Central Cash Fund 4.50%[3,8]		159,973	16,001
	Total short-term securities (cost: $114,480,000)			114,479
	Total investment securities 101.36% (cost: $2,342,468,000)			3,031,114
	Other assets less liabilities (1.36)%			(40,655)
	Net assets 100.00%			$2,990,459

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.93%
Consumer discretionary 0.93%
Lands’ End, Inc.[1]	$20,076	$—	$—	$—	$7,518	$27,594	$—
Short-term securities 1.21%
Money market investments 0.54%
Capital Group Central Cash Fund 4.50%[8]	112,453	652,148	748,637	28	9	16,001	5,626
Money market investments purchased with collateral from securities on loan 0.67%
Capital Group Central Cash Fund 4.50%[8,9]	4,926	15,001 [10]				19,927	— [11]
Total short-term securities						35,928
Total 2.14%				$28	$7,527	$63,522	$5,626
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
SmartHR, Inc., Series D, preferred shares[1,6]	5/28/2021	$14,344	$11,207	.37%
Yotpo, Ltd., Series F, preferred shares[1,6]	2/25/2021	4,748	1,748.06
Yotpo, Ltd.[1,6]	3/16/2021	1,418	550.02
Yotpo, Ltd., Series B, preferred shares[1,6]	3/16/2021	602	233.01
Yotpo, Ltd., Series C, preferred shares[1,6]	3/16/2021	573	222.01
Yotpo, Ltd., Series A-1, preferred shares[1,6]	3/16/2021	384	149	.00 [12]
Yotpo, Ltd., Series A, preferred shares[1,6]	3/16/2021	187	73	.00 [12]
Yotpo, Ltd., Series C-1, preferred shares[1,6]	3/16/2021	159	62	.00 [12]
Yotpo, Ltd., Series D, preferred shares[1,6]	3/16/2021	88	34	.00 [12]
Yotpo, Ltd., Series B-1, preferred shares[1,6]	3/16/2021	71	27	.00 [12]
IndiaMart InterMesh, Ltd.	2/8/2024-10/21/2024	3,688	2,900.10
Outreach Corp., Series G, preferred shares[1,6]	5/27/2021	4,518	1,104.04
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	12/11/2024	600	518.02
Total		$31,380	$18,827	.63%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $30,764,000, which represented 1.03% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $18,827,000, which represented .63% of the net assets of the fund.

[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $779,000, which represented 0.03% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Value determined using significant unobservable inputs.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $34,934,000, which represented 1.17% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 12/31/2024.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

American Funds Insurance Series	12

Global Small Capitalization Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

13	American Funds Insurance Series

Growth Fund
Investment portfolio December 31, 2024

Common stocks 97.76%		Shares	Value (000)
Information technology 23.86%
	Microsoft Corp.	4,957,356	$2,089,526
	Broadcom, Inc.	8,231,103	1,908,299
	NVIDIA Corp.	12,794,276	1,718,143
	Shopify, Inc., Class A, subordinate voting shares[1]	7,511,178	798,664
	Apple, Inc.	2,603,037	651,852
	Cloudflare, Inc., Class A1	5,111,309	550,386
	Salesforce, Inc.	1,391,913	465,358
	Taiwan Semiconductor Manufacturing Co., Ltd.	11,888,000	388,185
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	371,039	73,276
	MicroStrategy, Inc., Class A1	1,479,411	428,467
	Micron Technology, Inc.	3,682,235	309,897
	Constellation Software, Inc.	93,749	289,892
	Motorola Solutions, Inc.	512,000	236,662
	Synopsys, Inc.[1]	441,681	214,374
	Applied Materials, Inc.	791,069	128,652
	ASML Holding NV (ADR)	159,102	110,270
	ASML Holding NV	25,261	17,766
	Adobe, Inc.[1]	264,824	117,762
	SK hynix, Inc.	1,000,000	113,472
	Unity Software, Inc.[1]	4,935,607	110,903
	Dell Technologies, Inc., Class C	911,886	105,086
	DocuSign, Inc.[1]	922,000	82,925
	SAP SE	324,303	79,368
	AppLovin Corp., Class A1	243,000	78,691
	Atlassian Corp., Class A1	313,972	76,414
	ServiceNow, Inc.[1]	65,934	69,898
	RingCentral, Inc., Class A1	1,465,500	51,307
	Roper Technologies, Inc.	61,350	31,893
	Flex, Ltd.[1]	670,000	25,721
	ASM International NV	41,358	23,597
	Fair Isaac Corp.[1]	10,501	20,907
	MKS Instruments, Inc.	101,047	10,548
	Stripe, Inc., Class B1,2,3	168,598	4,638
			11,382,799

Communication services 19.85%
	Meta Platforms, Inc., Class A	7,034,394	4,118,708
	Netflix, Inc.[1]	2,807,260	2,502,167
	Alphabet, Inc., Class C	6,311,758	1,202,011
	Alphabet, Inc., Class A	4,065,328	769,567
	Charter Communications, Inc., Class A1	877,339	300,726
	Snap, Inc., Class A, nonvoting shares[1]	27,200,000	292,944
	Take-Two Interactive Software, Inc.[1]	410,918	75,642
	T-Mobile US, Inc.	265,000	58,493
	Comcast Corp., Class A	1,343,725	50,430
	Pinterest, Inc., Class A1	1,652,216	47,914
	Electronic Arts, Inc.	133,146	19,479
	Frontier Communications Parent, Inc.[1]	432,336	15,002
	Live Nation Entertainment, Inc.[1]	104,600	13,546
			9,466,629

Consumer discretionary 15.98%
	Tesla, Inc.[1]	7,509,093	3,032,472
	Amazon.com, Inc.[1]	5,353,667	1,174,541
	Royal Caribbean Cruises, Ltd.	2,278,615	525,654
	DoorDash, Inc., Class A1	3,000,000	503,250
	Chipotle Mexican Grill, Inc.[1]	3,319,893	200,190
	Tractor Supply Co.	3,325,000	176,425
	Airbnb, Inc., Class A1	1,335,319	175,474
	Home Depot, Inc.	436,781	169,903
	Norwegian Cruise Line Holdings, Ltd.[1]	6,094,950	156,823
	Booking Holdings, Inc.	30,364	150,861

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Hermès International	61,000	$145,533
	Aramark	3,218,114	120,068
	NIKE, Inc., Class B	1,477,671	111,815
	Amadeus IT Group SA, Class A, non-registered shares	1,534,941	107,979
	O’Reilly Automotive, Inc.[1]	79,800	94,627
	Service Corp. International	1,123,495	89,677
	Evolution AB	1,012,589	77,723
	D.R. Horton, Inc.	478,018	66,836
	Ulta Beauty, Inc.[1]	150,000	65,240
	Rivian Automotive, Inc., Class A1,4	4,608,897	61,298
	Floor & Decor Holdings, Inc., Class A1	437,000	43,569
	Starbucks Corp.	443,476	40,467
	Flutter Entertainment PLC[1]	154,604	39,957
	Burlington Stores, Inc.[1]	137,767	39,272
	YUM! Brands, Inc.	246,744	33,103
	Aptiv Holdings, Ltd.[1]	518,218	31,342
	Five Below, Inc.[1]	252,000	26,450
	Wayfair, Inc., Class A1	514,000	22,780
	DraftKings, Inc., Class A1	608,086	22,621
	Polaris, Inc.	371,000	21,377
	Churchill Downs, Inc.	148,149	19,784
	Helen of Troy, Ltd.[1]	269,597	16,130
	Marriott International, Inc., Class A	56,000	15,621
	YETI Holdings, Inc.[1]	325,329	12,528
	TopBuild Corp.[1]	40,220	12,522
	Caesars Entertainment, Inc.[1]	356,300	11,908
	Hilton Worldwide Holdings, Inc.	36,119	8,927
			7,624,747

Health care 11.73%
	Intuitive Surgical, Inc.[1]	1,991,933	1,039,709
	Eli Lilly and Co.	782,664	604,217
	Vertex Pharmaceuticals, Inc.[1]	1,400,227	563,871
	UnitedHealth Group, Inc.	1,034,942	523,536
	Alnylam Pharmaceuticals, Inc.[1]	1,819,629	428,177
	Regeneron Pharmaceuticals, Inc.[1]	463,907	330,455
	Boston Scientific Corp.[1]	2,735,918	244,372
	Thermo Fisher Scientific, Inc.	403,339	209,829
	Illumina, Inc.[1]	1,365,139	182,424
	HCA Healthcare, Inc.	535,904	160,852
	Novo Nordisk AS, Class B	1,420,580	122,265
	Abbott Laboratories	997,405	112,816
	Danaher Corp.	408,661	93,808
	Sarepta Therapeutics, Inc.[1]	607,663	73,886
	Molina Healthcare, Inc.[1]	252,936	73,617
	Mettler-Toledo International, Inc.[1]	57,256	70,063
	Exact Sciences Corp.[1]	1,192,321	66,996
	BioNTech SE (ADR)[1]	562,734	64,124
	QIAGEN NV1	1,393,917	62,071
	Centene Corp.[1]	1,012,211	61,320
	Ascendis Pharma AS (ADR)[1]	444,896	61,249
	Ionis Pharmaceuticals, Inc.[1]	1,674,900	58,554
	Bristol-Myers Squibb Co.	944,357	53,413
	Guardant Health, Inc.[1]	1,705,050	52,089
	Insmed, Inc.[1]	726,167	50,135
	AstraZeneca PLC	343,952	44,774
	NovoCure, Ltd.[1]	1,498,493	44,655
	Veeva Systems, Inc., Class A1	156,283	32,858
	Verily Life Sciences, LLC[1,2,3]	300,178	31,351
	Align Technology, Inc.[1]	133,840	27,907
	IQVIA Holdings, Inc.[1]	105,500	20,732

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Amgen, Inc.	55,569	$14,483
	CRISPR Therapeutics AG1,4	334,619	13,171
	Biohaven, Ltd.[1]	65,550	2,448
			5,596,227

Industrials 10.63%
	TransDigm Group, Inc.	738,047	935,312
	Uber Technologies, Inc.[1]	6,127,000	369,581
	GE Vernova, Inc.	1,114,637	366,638
	General Electric Co.	2,046,671	341,364
	Quanta Services, Inc.	777,614	245,765
	Carrier Global Corp.	3,453,172	235,714
	Axon Enterprise, Inc.[1]	366,366	217,739
	Ingersoll-Rand, Inc.	2,296,640	207,754
	United Airlines Holdings, Inc.[1]	2,096,327	203,553
	Caterpillar, Inc.	499,375	181,153
	United Rentals, Inc.	253,448	178,539
	Ryanair Holdings PLC (ADR)	3,665,055	159,760
	Ryanair Holdings PLC	96,554	1,900
	Copart, Inc.[1]	2,348,144	134,760
	Boeing Co. (The)[1]	684,135	121,092
	FTAI Aviation, Ltd.	820,915	118,245
	Dayforce, Inc.[1]	1,586,142	115,217
	Eaton Corp. PLC	319,772	106,123
	Equifax, Inc.	366,771	93,472
	Republic Services, Inc.	437,004	87,916
	Old Dominion Freight Line, Inc.	490,000	86,436
	Southwest Airlines Co.	2,515,000	84,554
	Airbus SE, non-registered shares	426,445	67,967
	ITT, Inc.	343,000	49,008
	WillScot Holdings Corp., Class A1	1,437,590	48,087
	Casella Waste Systems, Inc., Class A1	440,826	46,644
	Northrop Grumman Corp.	94,803	44,490
	MTU Aero Engines AG	112,013	37,351
	XPO, Inc.[1]	263,564	34,566
	HEICO Corp.	137,622	32,718
	Paylocity Holding Corp.[1]	162,773	32,468
	Bombardier, Inc., Class B1	370,826	25,217
	FedEx Corp.	68,327	19,222
	Safran SA	64,065	13,995
	Saia, Inc.[1]	26,620	12,132
	Tetra Tech, Inc.	276,900	11,032
	Einride AB1,2,3	78,648	720
			5,068,204

Financials 8.19%
	Visa, Inc., Class A	2,748,550	868,652
	KKR & Co., Inc.	2,622,010	387,821
	Fiserv, Inc.[1]	1,815,629	372,967
	Bank of America Corp.	7,760,600	341,078
	Mastercard, Inc., Class A	595,726	313,691
	Toast, Inc., Class A1	6,420,036	234,010
	Apollo Asset Management, Inc.	1,286,147	212,420
	Blackstone, Inc.	954,531	164,580
	Affirm Holdings, Inc., Class A1	2,250,362	137,047
	Brookfield Corp., Class A	1,700,522	97,695
	Block, Inc., Class A1	920,219	78,209
	Blue Owl Capital, Inc., Class A	3,123,772	72,659
	Marsh & McLennan Companies, Inc.	325,585	69,158
	First Citizens BancShares, Inc., Class A	27,726	58,586
	Truist Financial Corp.	1,350,366	58,579
	Progressive Corp.	241,257	57,808

American Funds Insurance Series	16

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Citigroup, Inc.	814,590	$57,339
	Ryan Specialty Holdings, Inc., Class A	870,000	55,819
	Capital One Financial Corp.	313,000	55,814
	Ares Management Corp., Class A	310,500	54,968
	UBS Group AG	1,535,000	46,808
	MSCI, Inc.	47,348	28,409
	Intercontinental Exchange, Inc.	176,208	26,257
	Discover Financial Services	122,282	21,183
	Aon PLC, Class A	57,337	20,593
	Arch Capital Group, Ltd.	159,854	14,763
			3,906,913

Energy 2.75%
	Halliburton Co.	11,600,000	315,404
	EOG Resources, Inc.	2,059,870	252,499
	Schlumberger NV	6,312,103	242,006
	Cenovus Energy, Inc. (CAD denominated)	10,602,535	160,722
	MEG Energy Corp.	7,061,794	115,940
	Canadian Natural Resources, Ltd. (CAD denominated)	2,847,609	87,917
	EQT Corp.	1,711,648	78,924
	ConocoPhillips	313,568	31,097
	Tourmaline Oil Corp.	596,759	27,616
			1,312,125

Consumer staples 2.19%
	Performance Food Group Co.[1]	3,559,500	300,956
	Costco Wholesale Corp.	287,855	263,753
	Target Corp.	900,000	121,662
	Philip Morris International, Inc.	711,723	85,656
	Dollar General Corp.	1,124,488	85,259
	Monster Beverage Corp.[1]	927,284	48,738
	Dollar Tree Stores, Inc.[1]	561,983	42,115
	Constellation Brands, Inc., Class A	147,125	32,514
	Keurig Dr Pepper, Inc.	903,000	29,004
	Estée Lauder Companies, Inc. (The), Class A	350,812	26,304
	Celsius Holdings, Inc.[1]	197,664	5,206
	JUUL Labs, Inc., Class A1,2,3,5	2,496,349	2,534
			1,043,701

Materials 1.48%
	Wheaton Precious Metals Corp.	2,842,409	159,857
	ATI, Inc.[1]	2,086,140	114,821
	Linde PLC	255,125	106,813
	Albemarle Corp.	1,072,000	92,278
	Grupo México, SAB de CV, Series B	19,156,155	90,889
	Royal Gold, Inc.	599,000	78,978
	Franco-Nevada Corp.	340,400	40,002
	Glencore PLC	5,275,000	23,193
			706,831

Utilities 0.61%
	Constellation Energy Corp.	720,882	161,269
	PG&E Corp.	6,311,495	127,366
			288,635

Real estate 0.49%
	CoStar Group, Inc.[1]	2,042,142	146,197
	Zillow Group, Inc., Class C, nonvoting shares[1]	1,198,327	88,736
			234,933
	Total common stocks (cost: $19,708,330,000)		46,631,744

17	American Funds Insurance Series

Growth Fund (continued)
Preferred securities 0.25%		Shares	Value (000)
Information technology 0.25%
	Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2,3]	2,763,342	$76,019
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	52,656	1,449
	PsiQuantum Corp., Series D, preferred shares[1,2,3]	906,761	38,311
	Tipalti Solutions, Ltd., Series F, preferred shares[1,2,3]	406,310	3,072
			118,851

Industrials 0.00%
	Einride AB, Series C, preferred shares[1,2,3]	154,765	1,416
	Total preferred securities (cost: $93,750,000)		120,267
Rights & warrants 0.03%
Information technology 0.03%
	Openai Global, LLC, rights[1,2,3]	13,740,540	13,740
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	53,352	— [6]
	Total rights & warrants (cost: $13,741,000)		13,740
Convertible stocks 0.01%
Materials 0.01%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	5,237

Industrials 0.00%
	ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2,3]	809,003	565
	ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2,3]	171,920	120
	Total convertible stocks (cost: $18,269,000)		5,922
Short-term securities 2.23%
Money market investments 2.19%
	Capital Group Central Cash Fund 4.50%[7,8]	10,454,554	1,045,665

Money market investments purchased with collateral from securities on loan 0.04%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[7,9]	14,975,169	14,975
	Capital Group Central Cash Fund 4.50%[7,8,9]	40,315	4,032
			19,007
	Total short-term securities (cost: $1,064,474,000)		1,064,672
	Total investment securities 100.28% (cost: $20,898,564,000)		47,836,345
	Other assets less liabilities (0.28)%		(133,402)
	Net assets 100.00%		$47,702,943

American Funds Insurance Series	18

Growth Fund (continued)
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.20%
Money market investments 2.19%
Capital Group Central Cash Fund 4.50%[7]	$588,273	$5,050,919	$4,593,709	$(5)	$187	$1,045,665	$55,620
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.50%[7,9]	5,032		1,000 [10]			4,032	— [11]
Total 2.20%				$(5)	$187	$1,049,697	$55,620
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2]	3/15/2023	$55,638	$76,019	.16%
Stripe, Inc., Class B1,2	5/6/2021	6,766	4,638.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	2,113	1,449	.00 [12]
PsiQuantum Corp., Series D, preferred shares[1,2]	5/28/2021	23,781	38,311.08
Verily Life Sciences, LLC[1,2]	12/21/2018	37,000	31,351.07
Openai Global, LLC, rights[1,2]	9/30/2024	13,741	13,740.03
Tipalti Solutions, Ltd., Series F, preferred shares[1,2]	12/1/2021	6,956	3,072.01
JUUL Labs, Inc., Class A1,2,5	7/29/2024	19,001	2,534	.00 [12]
Einride AB, Series C, preferred shares[1,2]	11/23/2022-8/1/2024	5,262	1,416	.00 [12]
Einride AB1,2	2/1/2023	2,674	720	.00 [12]
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2]	12/14/2023	1,382	565	.00 [12]
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2]	10/22/2021	10,452	120	.00 [12]
Total		$184,766	$173,935	.36%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $173,935,000, which represented .36% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $20,610,000, which represented .04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,534,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 12/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

19	American Funds Insurance Series

International Fund
Investment portfolio December 31, 2024

Common stocks 93.82%		Shares	Value (000)
Industrials 20.63%
	Recruit Holdings Co., Ltd.	3,670,082	$255,353
	Airbus SE, non-registered shares	1,377,270	219,511
	Siemens AG	531,381	103,769
	Techtronic Industries Co., Ltd.	7,310,000	96,365
	Melrose Industries PLC	13,583,234	94,139
	MTU Aero Engines AG	229,720	76,601
	Rolls-Royce Holdings PLC[1]	10,425,950	74,180
	Diploma PLC	1,289,802	68,602
	Volvo AB, Class B	2,581,408	62,636
	Schneider Electric SE	226,770	56,057
	SMC Corp.	120,410	46,886
	International Container Terminal Services, Inc.	6,806,450	45,402
	Rumo SA	11,886,856	34,322
	Safran SA	152,619	33,339
	Daikin Industries, Ltd.	283,174	33,175
	Ashtead Group PLC	424,022	26,227
	Shenzhen Inovance Technology Co., Ltd., Class A	2,154,066	17,246
	Thales SA	92,053	13,134
	AtkinsRealis Group, Inc.	221,436	11,748
	Grab Holdings, Ltd., Class A1	2,056,505	9,707
	Deutsche Post AG	253,300	8,917
	Airports of Thailand PCL, foreign registered shares	4,083,600	7,050
	Kingspan Group PLC	76,000	5,528
			1,399,894

Information technology 14.58%
	Taiwan Semiconductor Manufacturing Co., Ltd.	6,960,936	227,299
	SAP SE	659,476	161,396
	Shopify, Inc., Class A, subordinate voting shares[1]	1,446,034	153,757
	ASML Holding NV	152,318	107,123
	SK hynix, Inc.	748,425	84,925
	Disco Corp.	127,900	34,523
	Constellation Software, Inc.	10,239	31,661
	Renesas Electronics Corp.	1,975,500	25,114
	Infineon Technologies AG	679,458	22,069
	Keyence Corp.	53,700	21,851
	Tokyo Electron, Ltd.	138,900	21,049
	STMicroelectronics NV	808,062	20,155
	NXP Semiconductors NV	96,785	20,117
	Tata Consultancy Services, Ltd.	411,789	19,642
	Zhongji Innolight Co., Ltd., Class A	956,800	16,151
	OBIC Co., Ltd.	255,000	7,566
	Canva, Inc.[1,2,3]	4,819	6,168
	BE Semiconductor Industries NV	38,396	5,193
	Samsung Electronics Co., Ltd.	110,160	3,975
			989,734

Consumer discretionary 11.05%
	MercadoLibre, Inc.[1]	82,885	140,941
	adidas AG	489,054	120,096
	Flutter Entertainment PLC[1]	255,834	66,120
	LVMH Moët Hennessy-Louis Vuitton SE	99,264	64,908
	Meituan, Class B1	2,920,000	56,653
	Evolution AB	586,121	44,989
	Ferrari NV (EUR denominated)	100,997	43,332
	Las Vegas Sands Corp.	766,828	39,384
	Maruti Suzuki India, Ltd.	255,266	32,340
	Sands China, Ltd.[1]	7,730,000	20,767
	NEXT PLC	165,572	19,677
	H World Group, Ltd. (ADR)	587,501	19,405
	PUMA SE, non-registered shares	276,959	12,669
	Zalando SE, non-registered shares[1]	354,654	11,895

American Funds Insurance Series	20

International Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Galaxy Entertainment Group, Ltd.	2,820,000	$11,881
	Fast Retailing Co., Ltd.	33,500	11,316
	Stellantis NV	668,835	8,778
	Compagnie Financière Richemont SA, Class A	57,415	8,727
	Kering SA	26,349	6,458
	Hermès International	2,060	4,915
	Coupang, Inc., Class A1	205,714	4,522
			749,773

Financials 11.03%
	Nu Holdings, Ltd., Class A1	14,448,928	149,691
	Banco Bilbao Vizcaya Argentaria, SA	11,994,591	117,455
	NatWest Group PLC	14,661,543	73,797
	Standard Chartered PLC	5,888,269	72,536
	3i Group PLC	1,240,038	55,089
	KB Financial Group, Inc.	916,740	51,993
	Aegon, Ltd.	7,348,773	43,491
	ING Groep NV	2,687,965	42,031
	Kotak Mahindra Bank, Ltd.	1,625,203	33,835
	AIA Group, Ltd.	3,986,097	28,835
	HDFC Bank, Ltd. (ADR)	207,750	13,267
	HDFC Bank, Ltd.	532,601	11,017
	Mizuho Financial Group, Inc.	916,500	22,360
	Bank Mandiri (Persero) Tbk PT	27,858,000	9,807
	Bank Central Asia Tbk PT	13,486,900	8,082
	ICICI Bank, Ltd.	485,000	7,253
	Futu Holdings, Ltd. (ADR)	52,123	4,169
	Bajaj Finserv, Ltd.	195,550	3,576
			748,284

Health care 10.76%
	Daiichi Sankyo Co., Ltd.	9,090,425	249,871
	Novo Nordisk AS, Class B	2,661,633	229,079
	UCB SA	340,362	67,547
	Sanofi	468,082	45,265
	Zealand Pharma AS1	350,425	34,814
	Eurofins Scientific SE, non-registered shares	587,074	29,947
	Grifols, SA, Class A, non-registered shares[1]	2,252,585	21,262
	AstraZeneca PLC	146,842	19,115
	Alcon, Inc.	132,413	11,213
	WuXi AppTec Co., Ltd., Class H4	920,200	6,701
	WuXi AppTec Co., Ltd., Class A	288,960	2,176
	bioMérieux SA	71,913	7,688
	Ambu AS, Class B, non-registered shares	398,719	5,759
			730,437

Materials 10.49%
	First Quantum Minerals, Ltd.[1]	14,456,903	186,362
	Glencore PLC	38,713,759	170,220
	Ivanhoe Mines, Ltd., Class A1	6,385,274	75,782
	Ivanhoe Mines, Ltd., Class A1,3	3,675,281	43,619
	Shin-Etsu Chemical Co., Ltd.	1,525,800	50,458
	Anglo American PLC	1,626,353	48,185
	Rio Tinto PLC	585,198	34,447
	Grupo México, SAB de CV, Series B	5,747,400	27,269
	Arkema SA	189,600	14,458
	Smurfit Westrock PLC	211,114	11,371
	Air Liquide SA	67,630	10,934
	Akzo Nobel NV	178,117	10,695
	Nippon Sanso Holdings Corp.	338,100	9,389

21	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Nitto Denko Corp.	525,600	$8,789
	Antofagasta PLC	328,421	6,500
	DSM-Firmenich AG	30,930	3,123
			711,601

Communication services 6.77%
	Bharti Airtel, Ltd.	6,297,619	116,652
	Bharti Airtel, Ltd., interim shares	271,584	3,731
	Tencent Holdings, Ltd.	1,811,878	96,829
	Universal Music Group NV	2,900,417	74,017
	Sea, Ltd., Class A (ADR)[1]	677,385	71,870
	Deutsche Telekom AG	1,074,644	32,161
	Intouch Holdings PCL, foreign registered[1]	10,237,300	28,847
	Singapore Telecommunications, Ltd.	5,800,500	13,060
	NetEase, Inc.	673,316	12,012
	Advanced Info Service PCL, foreign registered shares	1,250,600	10,436
			459,615

Energy 4.05%
	Reliance Industries, Ltd.	11,090,400	157,096
	Canadian Natural Resources, Ltd. (CAD denominated)	1,990,782	61,464
	Cenovus Energy, Inc. (CAD denominated)	3,720,704	56,401
			274,961

Consumer staples 3.19%
	JBS SA	11,851,004	70,122
	Danone SA	871,867	58,663
	Ajinomoto Co., Inc.	1,148,150	46,719
	Kweichow Moutai Co., Ltd., Class A	79,152	16,494
	Suntory Beverage & Food, Ltd.[4]	322,200	10,228
	Avenue Supermarts, Ltd.[1]	198,145	8,241
	Treasury Wine Estates, Ltd.	843,782	5,917
			216,384

Utilities 1.00%
	Gulf Energy Development PCL, foreign registered	11,894,900	20,570
	Engie SA	991,006	15,709
	E.ON SE	1,035,361	12,055
	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[1]	760,600	10,897
	SembCorp Industries, Ltd.	2,195,700	8,872
			68,103

Real estate 0.27%
	ESR Group, Ltd.	6,639,483	10,224
	Ayala Land, Inc.	18,147,800	8,158
			18,382
	Total common stocks (cost: $4,746,087,000)		6,367,168
Preferred securities 0.35%
Consumer discretionary 0.20%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares[4]	223,027	13,491

Financials 0.09%
	Itaú Unibanco Holding SA, preferred nominative shares	1,185,631	5,894

American Funds Insurance Series	22

International Fund (continued)
Preferred securities (continued)		Shares	Value (000)

Health care 0.05%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	522,350	$3,835

Information technology 0.01%
	Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	422	540
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	18	23
	Canva, Inc., Series A-4, noncumulative preferred shares[1,2,3]	1	1
			564
	Total preferred securities (cost: $36,565,000)		23,784
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	7,730	— [5]
	Total rights & warrants (cost: $0)		— [5]

Short-term securities 5.86%
Money market investments 5.84%
	Capital Group Central Cash Fund 4.50%[6,7]	3,963,968	396,476

Money market investments purchased with collateral from securities on loan 0.02%
	Capital Group Central Cash Fund 4.50%[6,7,8]	9,998	1,000
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[6,8]	246,411	246
			1,246
	Total short-term securities (cost: $397,677,000)		397,722
	Total investment securities 100.03% (cost: $5,180,329,000)		6,788,674
	Other assets less liabilities (0.03)%		(2,156)
	Net assets 100.00%		$6,786,518
Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 5.86%
Money market investments 5.84%
Capital Group Central Cash Fund 4.50%[6]	$202,026	$1,697,170	$1,502,773	$9	$44	$396,476	$13,875
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.50%[6,8]	47	953 [9]				1,000	— [10]
Total 5.86%				$9	$44	$397,476	$13,875

23	American Funds Insurance Series

International Fund (continued)
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$43,619	.64%
Canva, Inc.[1,2]	8/26/2021-11/4/2021	8,215	6,168.09
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	719	540.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	31	23	.00 [11]
Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00 [11]
Total		$41,929	$50,351	.74%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $50,351,000, which represented .74% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $5,960,000, which represented .09% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 12/31/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
Refer to the notes to financial statements.

American Funds Insurance Series	24

New World Fund®
Investment portfolio December 31, 2024

Common stocks 93.60%		Shares	Value (000)
Information technology 17.88%
	Taiwan Semiconductor Manufacturing Co., Ltd.	6,210,274	$202,787
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,019	1,584
	Microsoft Corp.	211,032	88,950
	Broadcom, Inc.	262,375	60,829
	NVIDIA Corp.	382,572	51,376
	SK hynix, Inc.	240,088	27,243
	ASML Holding NV	36,404	25,602
	ASML Holding NV (ADR)	2,208	1,531
	SAP SE	69,394	16,983
	SAP SE (ADR)[1]	4,613	1,136
	Keyence Corp.	42,400	17,253
	Apple, Inc.	67,217	16,833
	Synopsys, Inc.[2]	31,177	15,132
	Capgemini SE	57,522	9,383
	MediaTek, Inc.	200,000	8,587
	ASM International NV	14,023	8,001
	E Ink Holdings, Inc.	893,000	7,358
	Coforge, Ltd.	62,041	7,002
	Tokyo Electron, Ltd.	43,800	6,637
	eMemory Technology, Inc.	61,000	6,197
	Tata Consultancy Services, Ltd.	117,647	5,612
	Globant SA2	19,426	4,165
	TDK Corp.	290,600	3,740
	Advantech Co., Ltd.	311,000	3,272
	Samsung Electronics Co., Ltd.	68,286	2,464
	EPAM Systems, Inc.[2]	6,651	1,555
	Oracle Corp.	9,038	1,506
	Applied Materials, Inc.	8,503	1,383
	Zhongji Innolight Co., Ltd., Class A	72,989	1,232
	KLA Corp.	1,835	1,156
	Micron Technology, Inc.	13,723	1,155
	Accenture PLC, Class A	2,807	988
	Lattice Semiconductor Corp.[2]	11,336	642
	Canva, Inc.[2,3,4]	385	493
	Disco Corp.	1,400	378
			610,145

Financials 17.02%
	Nu Holdings, Ltd., Class A2	3,437,666	35,614
	PB Fintech, Ltd.[2]	1,441,998	35,467
	Mastercard, Inc., Class A	60,680	31,952
	Banco Bilbao Vizcaya Argentaria, SA	3,229,869	31,628
	AIA Group, Ltd.	3,563,200	25,776
	Bank Mandiri (Persero) Tbk PT	68,924,200	24,263
	Bank Central Asia Tbk PT	39,507,923	23,676
	Capitec Bank Holdings, Ltd.	141,946	23,576
	HDFC Bank, Ltd.	973,796	20,143
	Visa, Inc., Class A	52,552	16,609
	Kotak Mahindra Bank, Ltd.	750,815	15,631
	Ping An Insurance (Group) Company of China, Ltd., Class H	2,489,544	14,653
	Eurobank Ergasias Services and Holdings SA	5,758,887	13,263
	Cholamandalam Investment and Finance Co., Ltd.	934,913	12,930
	Discovery, Ltd.	1,215,978	12,550
	XP, Inc., Class A	1,053,385	12,483
	Shriram Finance, Ltd.	314,111	10,565
	AU Small Finance Bank, Ltd.	1,577,810	10,296
	Hana Financial Group, Inc.	247,331	9,458
	KB Financial Group, Inc.	165,909	9,410
	ICICI Bank, Ltd. (ADR)	165,173	4,932
	ICICI Bank, Ltd.	298,469	4,463
	UniCredit SpA	232,246	9,272
	B3 SA - Brasil, Bolsa, Balcao	5,324,587	9,132

25	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	National Bank of Greece SA	1,095,662	$8,668
	Grupo Financiero Banorte, SAB de CV, Series O	1,334,588	8,575
	S&P Global, Inc.	16,983	8,458
	PICC Property and Casualty Co., Ltd., Class H	4,852,000	7,660
	Hong Kong Exchanges and Clearing, Ltd.	190,200	7,220
	Bank of the Philippine Islands	3,336,728	7,029
	Axis Bank, Ltd.	526,257	6,536
	Brookfield Corp., Class A	112,675	6,473
	BSE, Ltd.	95,870	5,963
	Aon PLC, Class A	16,068	5,771
	China Merchants Bank Co., Ltd., Class H	908,000	4,652
	China Merchants Bank Co., Ltd., Class A	198,500	1,067
	Canara Bank	4,698,993	5,468
	Bajaj Finserv, Ltd.	290,936	5,321
	HSBC Holdings PLC (GBP denominated)	491,890	4,834
	Samsung Fire & Marine Insurance Co., Ltd.	19,244	4,679
	Emirates NBD Bank PJSC	766,007	4,473
	Bajaj Finance, Ltd.	55,090	4,386
	Standard Chartered PLC	348,769	4,296
	Commercial International Bank - Egypt (CIB) SAE (GDR)	2,216,946	3,286
	Commercial International Bank - Egypt (CIB) SAE	644,623	995
	Woori Financial Group, Inc.	388,339	4,034
	Al Rajhi Banking and Investment Corp., non-registered shares	140,766	3,538
	Alpha Services and Holdings SA	2,097,209	3,499
	Banco BTG Pactual SA, units	779,046	3,432
	Moody’s Corp.	6,818	3,227
	DBS Group Holdings, Ltd.	83,740	2,679
	Edenred SA	80,856	2,641
	China Construction Bank Corp., Class H	3,075,000	2,557
	Max Financial Services, Ltd.[2]	181,296	2,359
	Akbank TAS	1,272,608	2,303
	Erste Group Bank AG	36,295	2,243
	BNP Paribas SA	34,449	2,110
	Vietnam Technological and Commercial JSCB (The)	1,848,800	1,806
	Prudential PLC	202,489	1,614
	Abu Dhabi Islamic Bank PJSC	366,210	1,377
	Bank of Ningbo Co., Ltd., Class A	404,900	1,346
	BDO Unibank, Inc.	482,090	1,194
	Bank of Baroda	399,145	1,118
	Haci Ömer Sabanci Holding AS	365,183	991
	Société Générale	35,259	987
	Bajaj Housing Finance, Ltd.[2]	595,117	884
	Asia Commercial Joint Stock Bank	615,800	667
	Power Finance Corp., Ltd.	90,119	471
	Sberbank of Russia PJSC[3]	2,662,164	— [5]
			580,629

Consumer discretionary 11.85%
	MercadoLibre, Inc.[2]	36,977	62,877
	Trip.com Group, Ltd. (ADR)[2]	546,928	37,552
	Meituan, Class B2	1,449,000	28,113
	LVMH Moët Hennessy-Louis Vuitton SE	40,245	26,316
	H World Group, Ltd. (ADR)	529,626	17,493
	H World Group, Ltd.	360,900	1,199
	Midea Group Co., Ltd., Class A	1,774,068	18,257
	Eicher Motors, Ltd.	262,412	14,780
	Galaxy Entertainment Group, Ltd.	3,365,000	14,177
	adidas AG	53,879	13,231
	BYD Co., Ltd., Class H	181,000	6,172
	BYD Co., Ltd., Class A	153,508	5,936
	Hyundai Motor India, Ltd.[2,6]	225,666	4,761
	Hyundai Motor India, Ltd.[2]	213,018	4,494

American Funds Insurance Series	26

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Jumbo SA	340,209	$9,008
	Compagnie Financière Richemont SA, Class A	53,654	8,156
	Titan Co., Ltd.	202,486	7,687
	TVS Motor Co., Ltd.	271,959	7,524
	Maruti Suzuki India, Ltd.	58,895	7,461
	Shenzhou International Group Holdings, Ltd.	915,000	7,214
	Sands China, Ltd.[2]	2,309,600	6,205
	Zomato, Ltd.[2]	1,891,919	6,135
	Booking Holdings, Inc.	1,154	5,734
	lululemon athletica, Inc.[2]	14,781	5,652
	Tesla, Inc.[2]	13,138	5,306
	Ferrari NV (EUR denominated)	12,138	5,208
	Alibaba Group Holding, Ltd. (ADR)	40,506	3,435
	Alibaba Group Holding, Ltd.	160,672	1,705
	Naspers, Ltd., Class N	22,738	5,020
	Hermès International	2,010	4,795
	Amadeus IT Group SA, Class A, non-registered shares	57,319	4,032
	Evolution AB	48,283	3,706
	Mahindra & Mahindra, Ltd.	102,363	3,586
	Aptiv Holdings, Ltd.[2]	56,931	3,443
	Inchcape PLC	318,142	3,048
	PDD Holdings, Inc. (ADR)[2]	30,678	2,976
	Industria de Diseño Textil, SA	54,325	2,781
	Starbucks Corp.	28,914	2,638
	Stellantis NV	199,931	2,624
	Li Ning Co., Ltd.	1,175,155	2,473
	Swiggy, Ltd.[2]	229,843	1,452
	Swiggy, Ltd.[2,6]	145,236	918
	Marriott International, Inc., Class A	7,853	2,191
	YUM! Brands, Inc.	15,667	2,102
	Airbnb, Inc., Class A2	14,710	1,933
	Pepkor Holdings, Ltd.	1,142,823	1,749
	China Tourism Group Duty Free Corp., Ltd., Class H1	249,652	1,707
	Tube Investments of India, Ltd.	39,256	1,636
	Hilton Worldwide Holdings, Inc.	5,742	1,419
	NIKE, Inc., Class B	18,711	1,416
	Renault SA	25,328	1,227
	Shangri-La Asia, Ltd.[1]	1,774,000	1,210
	Magazine Luiza SA2	956,497	1,003
	Gree Electric Appliances, Inc. of Zhuhai, Class A	116,846	726
	Cyrela Brazil Realty SA, ordinary nominative shares	179,166	504
			404,103

Industrials 10.72%
	Airbus SE, non-registered shares	262,652	41,862
	International Container Terminal Services, Inc.	4,423,480	29,506
	Safran SA	91,319	19,948
	Techtronic Industries Co., Ltd.	1,409,000	18,574
	Shenzhen Inovance Technology Co., Ltd., Class A	2,212,302	17,712
	Rolls-Royce Holdings PLC[2]	2,202,587	15,671
	Copa Holdings, SA, Class A	152,679	13,417
	Rumo SA	4,472,420	12,914
	Contemporary Amperex Technology Co., Ltd., Class A	294,876	10,723
	Airports of Thailand PCL, foreign registered shares	6,164,400	10,643
	Carrier Global Corp.	138,343	9,443
	TransDigm Group, Inc.	7,302	9,254
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	448,123	7,877
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	6,508	1,139
	Larsen & Toubro, Ltd.	214,105	9,008
	General Electric Co.	52,438	8,746
	Daikin Industries, Ltd.	73,900	8,658
	Hitachi, Ltd.	341,000	8,381

27	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	DSV A/S	36,642	$7,758
	BAE Systems PLC	479,919	6,885
	Schneider Electric SE	26,546	6,562
	Siemens AG	32,046	6,258
	Uber Technologies, Inc.[2]	98,798	5,960
	Caterpillar, Inc.	15,491	5,620
	Wizz Air Holdings PLC[2]	281,598	5,036
	Mitsui & Co., Ltd.	239,300	4,965
	IMCD NV	33,524	4,965
	LS Electric Co., Ltd.	44,464	4,757
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	638,864	4,612
	CCR SA, ordinary nominative shares	2,424,436	3,991
	InPost SA2	222,481	3,805
	Ayala Corp.	348,310	3,603
	Interpump Group SpA	78,970	3,509
	GE Vernova, Inc.	10,547	3,469
	SMC Corp.	7,600	2,959
	Leonardo SpA	109,609	2,950
	SM Investments Corp.	189,650	2,941
	Bureau Veritas SA	95,425	2,900
	Weichai Power Co., Ltd., Class H	976,000	1,494
	Weichai Power Co., Ltd., Class A	744,200	1,394
	GT Capital Holdings, Inc.	214,690	2,433
	Boeing Co. (The)[2]	11,952	2,116
	Localiza Rent a Car SA, ordinary nominative shares[2]	392,647	2,046
	Ingersoll-Rand, Inc.	22,287	2,016
	Grab Holdings, Ltd., Class A2	360,901	1,703
	Shanghai International Airport Co., Ltd., Class A	347,800	1,625
	Embraer SA2	131,598	1,206
	Epiroc AB, Class B	67,124	1,044
	Legrand SA	7,032	681
	Haitian International Holdings, Ltd.	189,146	514
	MISUMI Group, Inc.	25,400	391
			365,644

Communication services 9.97%
	Tencent Holdings, Ltd.	1,668,651	89,175
	Meta Platforms, Inc., Class A	95,664	56,012
	Alphabet, Inc., Class C	137,269	26,142
	Alphabet, Inc., Class A	136,113	25,766
	Bharti Airtel, Ltd.	1,885,857	34,932
	Bharti Airtel, Ltd., interim shares	61,802	849
	NetEase, Inc.	1,175,600	20,972
	NetEase, Inc. (ADR)	22,480	2,006
	MTN Group, Ltd.	2,745,420	13,401
	América Móvil, SAB de CV, Class B (ADR)	557,111	7,972
	Netflix, Inc.[2]	8,553	7,623
	KT Corp. (ADR)[1]	376,998	5,851
	Telefónica, SA, non-registered shares	1,363,666	5,556
	KANZHUN, Ltd., Class A (ADR)[2]	393,910	5,436
	Telkom Indonesia (Persero) Tbk PT, Class B	27,433,400	4,602
	Indus Towers, Ltd.[2]	1,069,134	4,261
	Intouch Holdings PCL, foreign registered	910,237	2,565
	Intouch Holdings PCL, foreign registered[2]	512,600	1,444
	True Corp. PCL, nonvoting depository receipts[2]	11,870,500	3,839
	Singapore Telecommunications, Ltd.	1,488,000	3,350
	Vodafone Group PLC	3,703,365	3,158
	Advanced Info Service PCL, foreign registered shares	341,900	2,853
	Tencent Music Entertainment Group, Class A (ADR)	248,342	2,819
	Sea, Ltd., Class A (ADR)[2]	24,821	2,634
	TIM SA	1,018,641	2,402

American Funds Insurance Series	28

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Informa PLC	175,657	$1,750
	Baidu, Inc., Class A (ADR)[2]	19,016	1,603
	JCDecaux SE2	69,627	1,091
			340,064

Health care 8.63%
	Novo Nordisk AS, Class B	535,623	46,100
	Max Healthcare Institute, Ltd.	3,271,327	43,107
	Eli Lilly and Co.	51,553	39,799
	Thermo Fisher Scientific, Inc.	45,542	23,692
	AstraZeneca PLC	124,126	16,158
	Laurus Labs, Ltd.	1,929,807	13,561
	BeiGene, Ltd. (ADR)[2]	63,775	11,780
	BeiGene, Ltd.[2]	36,200	512
	Jiangsu Hengrui Medicine Co., Ltd., Class A	1,595,388	10,017
	Abbott Laboratories	84,447	9,552
	Rede D’Or Sao Luiz SA	1,767,731	7,271
	Danaher Corp.	31,501	7,231
	EssilorLuxottica SA	29,196	7,095
	Innovent Biologics, Inc.[2]	1,488,373	7,014
	WuXi AppTec Co., Ltd., Class H1	791,000	5,760
	WuXi AppTec Co., Ltd., Class A	161,119	1,213
	Zai Lab, Ltd. (ADR)[2]	215,619	5,647
	Aspen Pharmacare Holdings, Ltd.	634,597	5,550
	Mankind Pharma, Ltd.[2]	156,394	5,262
	Revvity, Inc.	37,230	4,155
	Teva Pharmaceutical Industries, Ltd. (ADR)[2]	138,594	3,055
	Lupin, Ltd.	90,605	2,493
	OdontoPrev SA	1,390,271	2,444
	Zoetis, Inc., Class A	11,854	1,931
	Alcon, Inc.	20,866	1,767
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	48,700	1,699
	Siemens Healthineers AG	30,936	1,640
	Align Technology, Inc.[2]	6,902	1,439
	Legend Biotech Corp. (ADR)[2]	43,938	1,430
	Asahi Intecc Co., Ltd.	71,500	1,159
	Mettler-Toledo International, Inc.[2]	940	1,150
	Medtronic PLC	14,130	1,129
	Straumann Holding AG	6,028	757
	Angelalign Technology, Inc.[1]	88,406	669
	Wuxi Biologics (Cayman), Inc.[2]	240,500	543
	Hypera SA, ordinary nominative shares	154,123	450
	CanSino Biologics, Inc., Class H2	35,921	146
			294,377

Consumer staples 6.67%
	Kweichow Moutai Co., Ltd., Class A	178,770	37,253
	ITC, Ltd.	3,981,236	22,478
	Varun Beverages, Ltd.	2,383,723	17,723
	Nestlé SA	199,381	16,349
	Ajinomoto Co., Inc.	356,799	14,519
	Monster Beverage Corp.[2]	206,308	10,844
	Arca Continental, SAB de CV	1,147,876	9,510
	British American Tobacco PLC	254,486	9,228
	JBS SA	1,380,199	8,167
	Dino Polska SA, non-registered shares[2]	84,131	7,940
	Constellation Brands, Inc., Class A	32,761	7,240
	Carlsberg A/S, Class B	65,395	6,264
	Shoprite Holdings, Ltd.	385,446	6,015
	Tsingtao Brewery Co., Ltd., Class H	821,634	6,010
	Anheuser-Busch InBev SA/NV	114,564	5,732
	Avenue Supermarts, Ltd.[2]	130,521	5,429

29	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	United Spirits, Ltd.	210,703	$3,996
	KT&G Corp.	51,173	3,699
	Budweiser Brewing Co., APAC, Ltd.	3,808,300	3,673
	Masan Group Corp.[2]	1,332,700	3,657
	Philip Morris International, Inc.	26,765	3,221
	Haleon PLC	530,219	2,498
	Coca-Cola Co.	38,792	2,415
	JD Health International, Inc.[2]	631,150	2,284
	L’Oréal SA, non-registered shares	6,411	2,263
	WH Group, Ltd.	2,658,000	2,061
	Danone SA	28,009	1,885
	Dabur India, Ltd.	296,175	1,746
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	1,143,368	1,612
	BBB Foods, Inc., Class A2	43,099	1,219
	Mondelez International, Inc., Class A	9,629	575
			227,505

Materials 5.35%
	First Quantum Minerals, Ltd.[2]	1,977,690	25,494
	Freeport-McMoRan, Inc.	640,690	24,397
	Linde PLC	44,730	18,727
	APL Apollo Tubes, Ltd.	581,386	10,652
	Vale SA, ordinary nominative shares	684,518	6,050
	Vale SA (ADR), ordinary nominative shares	447,496	3,969
	Barrick Gold Corp.	613,346	9,507
	Tata Steel, Ltd.	5,914,585	9,505
	Glencore PLC	1,881,833	8,274
	Amcor PLC (CDI)	783,277	7,262
	Grupo México, SAB de CV, Series B	1,495,880	7,097
	Sika AG	27,006	6,418
	Zijin Mining Group Co., Ltd., Class H	3,052,000	5,586
	Albemarle Corp.	52,784	4,544
	Shin-Etsu Chemical Co., Ltd.	132,200	4,372
	Southern Copper Corp.	45,419	4,139
	Nutrien, Ltd. (CAD denominated)	67,323	3,012
	Anhui Conch Cement Co., Ltd., Class H	1,122,000	2,882
	Loma Negra Compania Industrial Argentina SA (ADR)[2]	222,019	2,651
	Fresnillo PLC	257,915	2,010
	Ivanhoe Mines, Ltd., Class A2	155,242	1,842
	Givaudan SA	405	1,775
	Asian Paints, Ltd.	66,580	1,773
	SRF, Ltd.	64,202	1,676
	Arkema SA	21,099	1,609
	Indorama Ventures PCL, foreign registered shares	2,228,400	1,608
	Corteva, Inc.	27,079	1,542
	BASF SE	29,554	1,299
	Akzo Nobel NV	20,823	1,250
	Antofagasta PLC	45,109	893
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units	98,397	555
	Gerdau SA (ADR)	55,796	161
	Alrosa PJSC[3]	1,123,215	— [5]
			182,531

Energy 2.57%
	TotalEnergies SE	361,750	20,102
	Reliance Industries, Ltd.	1,174,672	16,639
	ADNOC Drilling Co. PJSC	5,206,498	7,548
	New Fortress Energy, Inc., Class A1	419,605	6,344
	Vista Energy, SAB de CV, Class A (ADR)[2]	115,065	6,226
	Galp Energia, SGPS, SA, Class B	366,264	6,072
	Cheniere Energy, Inc.	27,498	5,909
	Adnoc Gas PLC	4,968,807	4,748

American Funds Insurance Series	30

New World Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Shell PLC (GBP denominated)	112,411	$3,490
	Chevron Corp.	20,205	2,926
	Exxon Mobil Corp.	25,866	2,782
	Schlumberger NV	64,009	2,454
	Borr Drilling, Ltd.[1,2]	347,864	1,357
	INPEX Corp.[1]	42,700	535
	Saudi Arabian Oil Co.	54,835	409
	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	18,657	240
	Rosneft Oil Co. PJSC[3]	588,661	— [5]
			87,781

Real estate 1.58%
	Macrotech Developers, Ltd.	2,009,655	32,615
	China Resources Mixc Lifestyle Services, Ltd.	1,600,000	5,955
	KE Holdings, Inc., Class A (ADR)	258,710	4,765
	Prestige Estates Projects, Ltd.	236,800	4,685
	CK Asset Holdings, Ltd.	869,500	3,572
	Fibra Uno Administración REIT, SA de CV	1,733,627	1,723
	Longfor Group Holdings, Ltd.	399,346	514
	ALLOS SA, ordinary nominative shares	60,765	179
			54,008

Utilities 1.36%
	Equatorial Energia SA, ordinary nominative shares	1,558,936	6,913
	Power Grid Corporation of India, Ltd.	1,765,014	6,357
	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[2]	434,304	6,222
	SembCorp Industries, Ltd.	1,240,700	5,013
	Gulf Energy Development PCL, foreign registered	2,829,615	4,893
	Torrent Power Ltd.	247,921	4,303
	NTPC, Ltd.	1,011,858	3,940
	Engie SA	177,777	2,818
	NTPC Green Energy, Ltd.[2]	1,273,054	1,892
	NTPC Green Energy, Ltd.[2,6]	548,826	815
	CPFL Energia SA	449,965	2,301
	AES Corp.	74,426	958
			46,425
	Total common stocks (cost: $2,187,745,000)		3,193,212
Preferred securities 0.59%
Financials 0.20%
	Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,156,636	5,737
	Itaú Unibanco Holding SA, preferred nominative shares	247,183	1,229
			6,966

Real estate 0.18%
	QuintoAndar, Ltd., Series E, preference shares[2,3,4]	32,657	4,888
	QuintoAndar, Ltd., Series E-1, preference shares[2,3,4]	8,400	1,257
			6,145

Information technology 0.13%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	144,493	4,333
	Canva, Inc., Series A, noncumulative preferred shares[2,3,4]	34	44
	Canva, Inc., Series A-3, noncumulative preferred shares[2,3,4]	1	1
			4,378

31	American Funds Insurance Series

New World Fund® (continued)
Preferred securities (continued)	Shares	Value (000)

Consumer discretionary 0.08%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	46,497	$2,812
Getir BV, Series D, preferred shares[2,3,4]	7,768	— [5]
		2,812
Total preferred securities (cost: $28,832,000)		20,301
Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	232
Total convertible stocks (cost: $285,000)		232
Bonds, notes & other debt instruments 3.54%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 3.09%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]	USD200	166
Abu Dhabi (Emirate of) 5.50% 4/30/2054	905	890
Angola (Republic of) 9.50% 11/12/2025	400	401
Angola (Republic of) 8.25% 5/9/2028	600	565
Angola (Republic of) 8.00% 11/26/2029[7]	445	399
Angola (Republic of) 8.75% 4/14/2032[7]	280	248
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[8]	1,127	750
Argentine Republic 5.00% 1/9/2038	601	422
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL10,699	1,572
Brazil (Federative Republic of) 6.00% 5/15/2027[9]	27,871	4,327
Brazil (Federative Republic of) 10.00% 1/1/2031	4,628	597
Brazil (Federative Republic of) 6.00% 8/15/2032[9]	5,047	739
Brazil (Federative Republic of) 10.00% 1/1/2033	32,168	4,007
Brazil (Federative Republic of) 10.00% 1/1/2035	48,600	5,912
Brazil (Federative Republic of) 6.00% 8/15/2050[9]	9,160	1,240
Chile (Republic of) 6.00% 4/1/2033	CLP720,000	727
Chile (Republic of) 5.30% 11/1/2037	480,000	457
Chile (Republic of) 4.34% 3/7/2042	USD350	294
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY25,910	3,849
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	5,610	808
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,281
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	9,500	1,603
China (People’s Republic of) 2.57% 5/20/2054	4,480	693
Colombia (Republic of) 3.25% 4/22/2032	USD700	538
Colombia (Republic of) 8.00% 11/14/2035	200	202
Colombia (Republic of) 5.20% 5/15/2049	755	509
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP1,308,300	244
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	426
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[9]	6,870	504
Colombia (Republic of), Series B, 9.25% 5/28/2042	1,413,700	248
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	137
Czech Republic 1.95% 7/30/2037	CZK17,900	568
Dominican Republic 8.625% 4/20/2027[7]	USD575	592
Dominican Republic 5.50% 2/22/2029[7]	275	267
Dominican Republic 7.05% 2/3/2031[7]	150	154
Dominican Republic 5.875% 1/30/2060	1,725	1,463
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP26,845	524
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	92
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	311
Egypt (Arab Republic of) 8.875% 5/29/2050	755	605
Egypt (Arab Republic of) 8.15% 11/20/2059[7]	500	369
Gabonese Republic 7.00% 11/24/2031	500	373
Honduras (Republic of) 6.25% 1/19/2027	875	851
Honduras (Republic of) 5.625% 6/24/2030[7]	281	252

American Funds Insurance Series	32

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Hungary (Republic of) 6.25% 9/22/2032[7]	USD330	$337
India (Republic of) 7.32% 11/13/2030	INR39,150	471
India (Republic of) 6.54% 1/17/2032	166,170	1,919
India (Republic of) 7.18% 7/24/2037	103,060	1,237
Indonesia (Republic of) 6.625% 2/17/2037	USD300	330
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR15,813,000	964
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	801
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	5,666,000	339
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,688
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	48,335,000	2,927
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	7,953,000	509
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	24,009,000	1,497
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,430	768
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	4,376	1,071
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	478
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	248
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	3,116	687
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	263
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	955
Mongolia (State of) 4.45% 7/7/2031	300	261
Morocco (Kingdom of) 5.95% 3/8/2028[7]	255	257
Mozambique (Republic of) 9.00% 9/15/2031	1,100	866
Nigeria (Republic of) 7.625% 11/21/2025[7]	358	357
Nigeria (Republic of) 7.625% 11/21/2025	342	341
Oman (Sultanate of) 6.00% 8/1/2029	715	725
Oman (Sultanate of) 6.75% 1/17/2048	485	492
Panama (Republic of) 3.75% 4/17/2026	100	97
Panama (Republic of) 4.50% 4/16/2050	200	124
Panama (Republic of) 6.853% 3/28/2054	590	505
Panama (Republic of) 7.875% 3/1/2057	1,000	967
Panama (Republic of) 4.50% 1/19/2063	200	118
Paraguay (Republic of) 4.95% 4/28/2031	320	307
Peru (Republic of) 3.00% 1/15/2034	225	181
Peru (Republic of) 6.55% 3/14/2037	360	376
Peru (Republic of) 2.78% 12/1/2060	100	53
PETRONAS Capital, Ltd. 4.55% 4/21/2050[7]	400	340
Philippines (Republic of) 6.375% 10/23/2034	145	156
Philippines (Republic of) 3.95% 1/20/2040	500	417
Poland (Republic of) 4.875% 10/4/2033	560	539
Poland (Republic of) 5.75% 4/25/2029	PLN4,500	1,100
Poland (Republic of) 5.00% 10/25/2034	7,075	1,607
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,440	2,316
Romania 6.625% 9/27/2029	EUR395	442
Romania 2.00% 1/28/2032	1,375	1,133
Romania 5.25% 5/30/2032	450	456
Romania 2.00% 4/14/2033	300	236
Romania 5.625% 5/30/2037	390	388
Romania 2.875% 4/13/2042	335	226
Romania 5.125% 6/15/2048[7]	USD500	380
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	710	690
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	860	804
Senegal (Republic of) 4.75% 3/13/2028	EUR600	572
Senegal (Republic of) 4.75% 3/13/2028	200	191
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[7]	USD1,010	990
South Africa (Republic of) 7.10% 11/19/2036[7]	200	195
South Africa (Republic of) 11.625% 3/31/2053	ZAR9,182	508
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	34,122	1,607
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	564
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	42,638	2,058
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,470
Thailand (Kingdom of) 2.875% 12/17/2028	THB1,737	52

33	American Funds Insurance Series

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Thailand (Kingdom of) 3.45% 6/17/2043	THB77,433	$2,503
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY40,595	963
	Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	221
	Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY67,970	1,369
	Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	626
	Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,192
	United Mexican States 4.75% 3/8/2044	800	610
	United Mexican States 3.75% 4/19/2071	200	111
	United Mexican States, Series M, 7.50% 6/3/2027	MXN14,460	659
	United Mexican States, Series M20, 8.50% 5/31/2029	30,918	1,405
	United Mexican States, Series M, 7.75% 5/29/2031	61,881	2,649
	United Mexican States, Series M, 7.50% 5/26/2033	38,770	1,573
	United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,539
	United Mexican States, Series M30, 8.50% 11/18/2038	23,600	966
	United Mexican States, Series M, 8.00% 7/31/2053	23,949	872
	United Mexican States, Series S, 4.00% 10/29/2054[9]	16,116	596
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[10]	USD75	9
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[10]	930	120
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[10]	805	96
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[10]	800	114
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[10]	180	25
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[10]	230	34
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[10]	65	9
			105,390
Corporate bonds, notes & loans 0.45%
Energy 0.09%
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[7]	410	405
	Oleoducto Central SA 4.00% 7/14/2027[7]	255	241
	Oleoducto Central SA 4.00% 7/14/2027	200	189
	Petroleos Mexicanos 6.49% 1/23/2027	175	170
	Petroleos Mexicanos 5.95% 1/28/2031	1,210	1,023
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	181
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[7]	430	303
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[7]	250	261
	Vista Energy Argentina S.A.U 7.625% 12/10/2035[7]	390	388
			3,161

Materials 0.08%
	Braskem Idesa SAPI 7.45% 11/15/2029	725	578
	Braskem Idesa SAPI 7.45% 11/15/2029[7]	300	239
	Braskem Netherlands Finance BV 8.50% 1/12/2031[7]	355	356
	CSN Resources SA 8.875% 12/5/2030[7]	400	399
	PT Krakatau Posco 6.375% 6/11/2027	345	346
	Sasol Financing USA, LLC 8.75% 5/3/2029[4]	720	731
			2,649

Communication services 0.06%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,710	651
	América Móvil, SAB de CV 9.50% 1/27/2031	24,000	1,084
	PLDT, Inc. 2.50% 1/23/2031	USD210	180
	Tencent Holdings, Ltd. 3.24% 6/3/2050[7]	380	253
			2,168

American Funds Insurance Series	34

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Financials 0.06%
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	USD400	$363
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[7,8]	340	352
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	267
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]	600	563
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	400	423
			1,968

Consumer discretionary 0.05%
	Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	264
	Meituan 3.05% 10/28/2030[7]	400	354
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[7]	345	347
	MercadoLibre, Inc. 3.125% 1/14/2031	200	174
	Sands China, Ltd. 4.375% 6/18/2030	220	205
	Wynn Macau, Ltd. 5.625% 8/26/2028	260	251
			1,595

Utilities 0.05%
	Aegea Finance SARL 9.00% 1/20/2031[7]	275	281
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[7]	265	232
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]	412	369
	Greenko Dutch BV 3.85% 3/29/2026[7]	179	174
	Greenko Dutch BV 3.85% 3/29/2026	179	174
	San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030)[8]	350	355
			1,585

Industrials 0.02%
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[7]	335	339
	LATAM Airlines Group SA 7.875% 4/15/2030[7]	355	360
	Mexico City Airport Trust 4.25% 10/31/2026	200	196
			895

Health care 0.02%
	Biocon Biologics Global PLC 6.67% 10/9/2029[7]	260	249
	Rede D’Or Finance SARL 4.50% 1/22/2030	480	430
			679

Consumer staples 0.02%
	NBM US Holdings, Inc. 7.00% 5/14/2026[4]	200	200
	NBM US Holdings, Inc. 6.625% 8/6/2029[4]	420	423
			623
	Total corporate bonds, notes & loans		15,323
	Total bonds, notes & other debt instruments (cost: $133,489,000)		120,713
Short-term securities 3.19%		Shares
Money market investments 2.78%
	Capital Group Central Cash Fund 4.50%[11,12]	946,664	94,686

35	American Funds Insurance Series

New World Fund® (continued)
Short-term securities (continued)		Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.36%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[11,13]		12,387,262	$12,387
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.05%
Egypt (Arab Republic of) 3/18/2025	20.180%	EGP48,550	905
Nigeria (Republic of) 2/11/2025	18.000	NGN85,333	54
Nigeria (Republic of) 2/20/2025	17.782	113,775	71
Nigeria (Republic of) 2/25/2025	18.036	346,521	216
Nigeria (Republic of) 3/6/2025	17.801	308,558	192
Nigeria (Republic of) 3/13/2025	17.900	151,700	94
Nigeria (Republic of) 3/27/2025	18.586	221,188	136
			1,668
Total short-term securities (cost: $108,854,000)			108,741
Total investment securities 100.93% (cost: $2,459,205,000)			3,443,199
Other assets less liabilities (0.93)%			(31,600)
Net assets 100.00%			$3,411,599
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	34	4/3/2025	USD6,991	$(4)
5 Year Euro-Bobl Futures	Short	3	3/10/2025	(366)	5
5 Year U.S. Treasury Note Futures	Long	3	4/3/2025	319	(2)
10 Year Euro-Bund Futures	Short	14	3/10/2025	(1,935)	51
10 Year Ultra U.S. Treasury Note Futures	Long	4	3/31/2025	445	(6)
20 Year U.S. Treasury Note Futures	Long	4	3/31/2025	455	(13)
30 Year Ultra U.S. Treasury Bond Futures	Long	3	3/31/2025	356	(20)
					$11
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	2,533	EUR	2,402	UBS AG	1/8/2025	$44
TRY	15,745	USD	434	Goldman Sachs	1/9/2025	7
USD	760	BRL	4,640	Citibank	1/10/2025	10
USD	721	BRL	4,410	Morgan Stanley	1/10/2025	9
USD	509	MXN	10,527	Morgan Stanley	1/10/2025	6
USD	321	IDR	5,119,045	Citibank	1/10/2025	4
USD	284	THB	9,780	Citibank	1/10/2025	(1)
INR	15,237	USD	180	HSBC Bank	1/10/2025	(2)

American Funds Insurance Series	36

New World Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
CLP	105,700	USD	109	Citibank	1/10/2025	$(3)
BRL	3,540	USD	606	JPMorgan Chase	1/10/2025	(34)
USD	21	CNH	155	UBS AG	1/14/2025	— [5]
USD	87	THB	2,940	Citibank	1/15/2025	1
PLN	245	USD	60	Standard Chartered Bank	1/15/2025	(1)
CNH	6,835	USD	943	Citibank	1/15/2025	(11)
CZK	12,335	USD	519	Standard Chartered Bank	1/15/2025	(12)
CZK	21,885	USD	919	UBS AG	1/15/2025	(19)
HUF	439,112	USD	1,124	Citibank	1/15/2025	(19)
USD	1,383	ZAR	25,009	Standard Chartered Bank	1/17/2025	60
USD	883	EUR	839	Morgan Stanley	1/17/2025	13
USD	1,447	MYR	6,442	Standard Chartered Bank	1/17/2025	8
TRY	13,760	USD	381	Barclays Bank PLC	1/17/2025	1
USD	805	TRY	29,135	Standard Chartered Bank	1/17/2025	(5)
ZAR	8,970	USD	507	Goldman Sachs	1/17/2025	(32)
USD	589	EUR	560	Morgan Stanley	1/23/2025	9
USD	941	ZAR	17,141	JPMorgan Chase	1/24/2025	35
EUR	85	USD	89	BNP Paribas	1/24/2025	(1)
USD	452	MXN	9,195	Morgan Stanley	1/27/2025	13
						$80
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.82%	Annual	6-month PLN-WIBOR	Semi-annual	1/29/2027	PLN2,560	$(5)	$—	$(5)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,000	$(35)	$—	$(35)
10.8091233%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL2,000	(64)	—	(64)
							$(99)	$—	$(99)

37	American Funds Insurance Series

New World Fund® (continued)
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.78%
Money market investments 2.78%
Capital Group Central Cash Fund 4.50%[11]	$135,440	$690,940	$731,739	$37	$8	$94,686	$8,105
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[2,3]	5/26/2021	$5,258	$4,888	.14%
QuintoAndar, Ltd., Series E-1, preference shares[2,3]	12/20/2021	1,716	1,257.04
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	728	731.02
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	408	423.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	196	200.01
Canva, Inc.[2,3]	8/26/2021-11/4/2021	656	493.02
Canva, Inc., Series A, noncumulative preferred shares[2,3]	11/4/2021	58	44	.00 [14]
Canva, Inc., Series A-3, noncumulative preferred shares[2,3]	11/4/2021	2	1	.00 [14]
Getir BV, Series D, preferred shares[2,3]	5/27/2021	3,500	— [5]	.00 [14]
Total		$12,522	$8,037	.24%

[1]
All or a portion of this security was on loan. The total value of all such securities was $17,950,000, which represented .53% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $8,037,000, which represented .24% of the net assets of the fund.

[5]	Amount less than one thousand.
[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $6,494,000, which represented 0.19% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,768,000, which represented .34% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 12/31/2024.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Amount less than .01%.

American Funds Insurance Series	38

New World Fund® (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

39	American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio December 31, 2024

Common stocks 97.43%		Shares	Value (000)
Information technology 22.87%
	Broadcom, Inc.	4,024,359	$933,007
	Microsoft Corp.	1,452,318	612,152
	Apple, Inc.	1,087,554	272,345
	NVIDIA Corp.	808,054	108,513
	SAP SE (ADR)[1]	425,695	104,810
	ASML Holding NV (ADR)	122,994	85,245
	Motorola Solutions, Inc.	155,872	72,049
	Applied Materials, Inc.	364,295	59,245
	Oracle Corp.	343,607	57,259
	Texas Instruments, Inc.	249,070	46,703
	International Business Machines Corp.	183,437	40,325
	KLA Corp.	50,659	31,921
	Accenture PLC, Class A	80,926	28,469
	Salesforce, Inc.	65,973	22,057
	Synopsys, Inc.[2]	31,950	15,507
	ASM International NV (ADR)	27,154	15,455
	Intel Corp.	671,361	13,461
	Cadence Design Systems, Inc.[2]	41,332	12,419
			2,530,942

Financials 17.69%
	Marsh & McLennan Companies, Inc.	1,160,301	246,459
	JPMorgan Chase & Co.	739,081	177,165
	BlackRock, Inc.	143,132	146,726
	Visa, Inc., Class A	442,617	139,885
	Mastercard, Inc., Class A	221,315	116,538
	Blackstone, Inc.	566,516	97,679
	Chubb, Ltd.	349,649	96,608
	KKR & Co., Inc.	641,438	94,875
	Wells Fargo & Co.	1,160,043	81,481
	Discover Financial Services	441,606	76,499
	Arthur J. Gallagher & Co.	265,838	75,458
	Apollo Asset Management, Inc.	412,590	68,143
	Morgan Stanley	518,315	65,163
	S&P Global, Inc.	112,971	56,263
	Bank of America Corp.	1,073,430	47,177
	Citizens Financial Group, Inc.	1,070,557	46,848
	Truist Financial Corp.	1,070,828	46,452
	CME Group, Inc., Class A	170,172	39,519
	Aon PLC, Class A	100,447	36,076
	Capital One Financial Corp.	154,602	27,569
	Brookfield Asset Management, Ltd., Class A	483,694	26,211
	American Express Co.	82,667	24,535
	Goldman Sachs Group, Inc.	38,180	21,863
	Canadian Imperial Bank of Commerce	290,915	18,395
	Nasdaq, Inc.	234,354	18,118
	Citigroup, Inc.	233,574	16,441
	Carlyle Group, Inc. (The)	305,814	15,441
	PNC Financial Services Group, Inc.	68,886	13,285
	Progressive Corp.	36,341	8,708
	Intercontinental Exchange, Inc.	43,188	6,435
	Fifth Third Bancorp	138,531	5,857
			1,957,872

Health care 13.43%
	UnitedHealth Group, Inc.	551,562	279,013
	Eli Lilly and Co.	334,946	258,578
	AbbVie, Inc.	775,960	137,889
	Abbott Laboratories	1,051,863	118,976
	Gilead Sciences, Inc.	1,258,221	116,222
	Danaher Corp.	360,523	82,758
	Amgen, Inc.	308,662	80,450

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	CVS Health Corp.	1,724,284	$77,403
	AstraZeneca PLC (ADR)	1,173,612	76,895
	Vertex Pharmaceuticals, Inc.[2]	171,700	69,144
	Elevance Health, Inc.	98,074	36,179
	Merck & Co., Inc.	300,318	29,876
	Bristol-Myers Squibb Co.	378,568	21,412
	Humana, Inc.	77,164	19,577
	Novo Nordisk AS, Class B (ADR)	227,311	19,553
	Johnson & Johnson	125,548	18,157
	Pfizer, Inc.	658,185	17,462
	Thermo Fisher Scientific, Inc.	21,422	11,144
	Zoetis, Inc., Class A	46,370	7,555
	Illumina, Inc.[2]	42,952	5,740
	Regeneron Pharmaceuticals, Inc.[2]	3,559	2,535
			1,486,518

Industrials 10.67%
	General Electric Co.	732,733	122,212
	RTX Corp.	1,023,435	118,432
	Northrop Grumman Corp.	233,299	109,485
	Caterpillar, Inc.	270,621	98,170
	Paychex, Inc.	510,733	71,615
	Union Pacific Corp.	288,281	65,740
	Boeing Co. (The)[2]	312,089	55,240
	L3Harris Technologies, Inc.	224,437	47,195
	Honeywell International, Inc.	183,041	41,347
	CSX Corp.	1,122,719	36,230
	Johnson Controls International PLC	454,239	35,853
	Carrier Global Corp.	519,516	35,462
	PACCAR, Inc.	294,434	30,627
	Deere & Co.	71,331	30,223
	3M Co.	216,282	27,920
	ABB, Ltd. (ADR)	479,634	25,761
	Parker-Hannifin Corp.	35,903	22,835
	Equifax, Inc.	76,977	19,617
	Southwest Airlines Co.	582,708	19,591
	Delta Air Lines, Inc.	312,062	18,880
	Ingersoll-Rand, Inc.	199,159	18,016
	Waste Connections, Inc.	101,840	17,474
	TransUnion	186,892	17,327
	FedEx Corp.	57,853	16,276
	Veralto Corp.	138,242	14,080
	Republic Services, Inc.	68,110	13,702
	HEICO Corp.	44,486	10,576
	BAE Systems PLC (ADR)	182,972	10,459
	Lockheed Martin Corp.	17,709	8,605
	United Parcel Service, Inc., Class B	66,914	8,438
	Eaton Corp. PLC	17,329	5,751
	Lennox International, Inc.	8,982	5,473
	Waste Management, Inc.	7,916	1,597
	GE Vernova, Inc.	— [3]	— [3]
			1,180,209

Consumer staples 7.77%
	Philip Morris International, Inc.	2,063,727	248,369
	Keurig Dr Pepper, Inc.	2,500,171	80,305
	Altria Group, Inc.	1,224,723	64,041
	Constellation Brands, Inc., Class A	273,991	60,552
	British American Tobacco PLC (ADR)	1,315,992	47,797
	Hershey Co.	281,976	47,753
	Procter & Gamble Co.	277,206	46,474
	Target Corp.	330,467	44,672

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Coca-Cola Co.	641,513	$39,941
	Costco Wholesale Corp.	33,106	30,334
	Mondelez International, Inc., Class A	419,734	25,071
	Danone (ADR)	1,556,481	20,841
	Kraft Heinz Co. (The)	645,158	19,813
	Church & Dwight Co., Inc.	189,125	19,803
	Dollar General Corp.	253,802	19,243
	Sysco Corp.	236,638	18,093
	Kimberly-Clark Corp.	94,992	12,448
	Estée Lauder Companies, Inc. (The), Class A	98,781	7,407
	Bunge Global SA	80,582	6,266
			859,223

Consumer discretionary 7.37%
	Home Depot, Inc.	333,274	129,640
	Royal Caribbean Cruises, Ltd.	548,468	126,526
	Darden Restaurants, Inc.	558,371	104,242
	YUM! Brands, Inc.	690,747	92,671
	Starbucks Corp.	765,268	69,831
	Amazon.com, Inc.[2]	230,819	50,639
	NIKE, Inc., Class B	636,721	48,181
	TJX Companies, Inc. (The)	336,253	40,623
	General Motors Co.	542,605	28,905
	Marriott International, Inc., Class A	100,754	28,104
	Vail Resorts, Inc.	107,195	20,094
	McDonald’s Corp.	65,698	19,045
	Tractor Supply Co.	340,785	18,082
	D.R. Horton, Inc.	117,911	16,486
	Lennar Corp., Class A	62,894	8,577
	Chipotle Mexican Grill, Inc.[2]	130,550	7,872
	Sony Group Corp. (ADR)	216,075	4,572
	Advance Auto Parts, Inc.	31,181	1,475
			815,565

Communication services 5.16%
	Alphabet, Inc., Class C	685,115	130,473
	Alphabet, Inc., Class A	407,779	77,193
	Comcast Corp., Class A	3,923,967	147,266
	Meta Platforms, Inc., Class A	197,771	115,797
	Walt Disney Co. (The)	413,151	46,004
	Verizon Communications, Inc.	676,664	27,060
	Electronic Arts, Inc.	120,237	17,591
	Deutsche Telekom AG (ADR)	215,122	6,421
	AT&T, Inc.	153,127	3,487
			571,292

Energy 4.09%
	EOG Resources, Inc.	951,296	116,610
	Exxon Mobil Corp.	919,484	98,909
	Canadian Natural Resources, Ltd.	2,161,781	66,734
	ConocoPhillips	430,287	42,672
	Chevron Corp.	256,918	37,212
	Halliburton Co.	1,222,968	33,252
	TC Energy Corp.	523,250	24,347
	Schlumberger NV	419,889	16,099
	Cenovus Energy, Inc.	951,373	14,413
	South Bow Corp.	99,413	2,343
			452,591

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 3.42%
	Sempra	1,059,081	$92,903
	Constellation Energy Corp.	407,067	91,065
	Southern Co. (The)	812,375	66,875
	FirstEnergy Corp.	1,376,479	54,756
	Entergy Corp.	239,486	18,158
	CenterPoint Energy, Inc.	562,197	17,839
	Public Service Enterprise Group, Inc.	192,251	16,243
	DTE Energy Co.	91,474	11,045
	NextEra Energy, Inc.	125,161	8,973
			377,857

Real estate 2.65%
	Welltower, Inc. REIT	831,597	104,806
	Extra Space Storage, Inc. REIT	438,871	65,655
	Mid-America Apartment Communities, Inc. REIT	253,172	39,133
	Prologis, Inc. REIT	256,065	27,066
	American Tower Corp. REIT	121,713	22,323
	Equinix, Inc. REIT	21,906	20,655
	Public Storage REIT	46,632	13,964
			293,602

Materials 2.31%
	Linde PLC	242,922	101,704
	Corteva, Inc.	1,002,857	57,123
	Wheaton Precious Metals Corp.	422,008	23,734
	Celanese Corp.	203,512	14,085
	Nucor Corp.	104,065	12,146
	LyondellBasell Industries NV	153,739	11,418
	Freeport-McMoRan, Inc.	258,172	9,831
	Rio Tinto PLC (ADR)	156,586	9,209
	Air Products and Chemicals, Inc.	21,936	6,362
	H.B. Fuller Co.	91,076	6,146
	Royal Gold, Inc.	28,262	3,726
			255,484
	Total common stocks (cost: $6,841,196,000)		10,781,155
Convertible stocks 0.29%
Industrials 0.25%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	455,591	27,741

Financials 0.04%
	Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	4,693
	Total convertible stocks (cost: $25,929,000)		32,434
Short-term securities 2.63%
Money market investments 2.21%
	Capital Group Central Cash Fund 4.50%[4,5]	2,452,012	245,250

43	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.42%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[4,6]	36,509,016	$36,509
Capital Group Central Cash Fund 4.50%[4,5,6]	98,481	9,850
		46,359
Total short-term securities (cost: $291,522,000)		291,609
Total investment securities 100.35% (cost: $7,158,647,000)		11,105,198
Other assets less liabilities (0.35)%		(39,184)
Net assets 100.00%		$11,066,014
Investments in affiliates5

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.30%
Money market investments 2.21%
Capital Group Central Cash Fund 4.50%[4]	$329,850	$1,300,805	$1,385,465	$(3)	$63	$245,250	$18,230
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 4.50%[4,6]	629	9,221 [7]				9,850	— [8]
Total 2.30%				$(3)	$63	$255,100	$18,230

[1]
All or a portion of this security was on loan. The total value of all such securities was $50,467,000, which represented .46% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[2]	Security did not produce income during the last 12 months.
[3]	Amount less than one thousand.
[4]	Rate represents the seven-day yield at 12/31/2024.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund
Investment portfolio December 31, 2024

Common stocks 97.66%		Shares	Value (000)
Financials 22.09%
	Discover Financial Services	2,280	$395
	Brown & Brown, Inc.	3,507	358
	Victory Capital Holdings, Inc., Class A	4,392	288
	RenaissanceRe Holdings, Ltd.	1,100	274
	Citizens Financial Group, Inc.	5,174	226
	TPG, Inc., Class A	3,511	221
	Fifth Third Bancorp	4,930	208
	Hamilton Lane, Inc., Class A	1,186	176
	LPL Financial Holdings, Inc.	534	174
	StepStone Group, Inc., Class A	2,635	153
	Arthur J. Gallagher & Co.	531	151
	Affirm Holdings, Inc., Class A1	2,094	128
	Radian Group, Inc.	3,119	99
	Ameriprise Financial, Inc.	158	84
	Tradeweb Markets, Inc., Class A	614	80
	Artisan Partners Asset Management, Inc., Class A	1,682	72
	Comerica, Inc.	766	47
	Block, Inc., Class A1	521	44
	Kinsale Capital Group, Inc.	91	42
			3,220

Industrials 17.41%
	FTI Consulting, Inc.[1]	1,530	293
	XPO, Inc.[1]	2,217	291
	Ingersoll-Rand, Inc.	2,744	248
	United Rentals, Inc.	305	215
	Crane Co.	1,255	191
	Generac Holdings, Inc.[1]	853	132
	AGCO Corp.	1,407	132
	Kadant, Inc.	378	130
	Comfort Systems USA, Inc.	284	121
	SiteOne Landscape Supply, Inc.[1]	830	109
	Copart, Inc.[1]	1,583	91
	Regal Rexnord Corp.	502	78
	Applied Industrial Technologies, Inc.	306	73
	APi Group Corp.[1]	2,013	72
	Alight, Inc., Class A	10,335	72
	Booz Allen Hamilton Holding Corp., Class A	382	49
	Graco, Inc.	521	44
	AMETEK, Inc.	246	44
	HEICO Corp.	180	43
	L3Harris Technologies, Inc.	192	40
	Fluor Corp.[1]	774	38
	CBIZ, Inc.[1]	408	33
			2,539

Consumer discretionary 16.90%
	YUM! Brands, Inc.	2,302	309
	Hilton Worldwide Holdings, Inc.	1,002	248
	LKQ Corp.	5,828	214
	lululemon athletica, Inc.[1]	549	210
	Aptiv Holdings, Ltd.[1]	3,035	184
	Bright Horizons Family Solutions, Inc.[1]	970	108
	Polaris, Inc.	1,836	106
	General Motors Co.	1,825	97
	Flutter Entertainment PLC[1]	356	92
	Williams-Sonoma, Inc.	475	88
	Murphy USA, Inc.	172	86
	Vail Resorts, Inc.	429	80
	Five Below, Inc.[1]	714	75
	Darden Restaurants, Inc.	382	71
	Caesars Entertainment, Inc.[1]	1,921	64

45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	TopBuild Corp.[1]	191	$60
	Texas Roadhouse, Inc.	321	58
	Chewy, Inc., Class A1	1,441	48
	CAVA Group, Inc.[1]	385	43
	Royal Caribbean Cruises, Ltd.	181	42
	Floor & Decor Holdings, Inc., Class A1	362	36
	Cavco Industries, Inc.[1]	72	32
	AutoZone, Inc.[1]	9	29
	Etsy, Inc.[1]	531	28
	Advance Auto Parts, Inc.	598	28
	Champion Homes, Inc.[1]	321	28
			2,464

Information technology 12.06%
	Ingram Micro Holding Corp.[1]	12,559	244
	Flex, Ltd.[1]	5,093	196
	Smartsheet, Inc., Class A1	3,255	182
	Insight Enterprises, Inc.[1]	1,116	170
	Keysight Technologies, Inc.[1]	836	134
	EPAM Systems, Inc.[1]	537	126
	Procore Technologies, Inc.[1]	1,410	106
	Vontier Corp.	2,653	97
	Pure Storage, Inc., Class A1	1,273	78
	Fabrinet, non-registered shares[1]	302	66
	Cloudflare, Inc., Class A1	539	58
	TD SYNNEX Corp.	472	55
	ServiceTitan, Inc., Class A1	472	49
	CDW Corp.	276	48
	RingCentral, Inc., Class A1	1,316	46
	Dynatrace, Inc.[1]	797	43
	MongoDB, Inc., Class A1	139	32
	Okta, Inc., Class A1	369	29
			1,759

Consumer staples 8.97%
	US Foods Holding Corp.[1]	4,238	286
	Monster Beverage Corp.[1]	4,199	221
	Dollar General Corp.	2,346	178
	e.l.f. Beauty, Inc.[1]	1,350	169
	Kimberly-Clark Corp.	662	87
	Constellation Brands, Inc., Class A	347	77
	Caseys General Stores, Inc.	189	75
	Keurig Dr Pepper, Inc.	2,059	66
	Hershey Co.	373	63
	Maplebear, Inc.[1]	1,127	47
	Bunge Global SA	260	20
	Walgreens Boots Alliance, Inc.	2,072	19
			1,308

Health care 7.78%
	Illumina, Inc.[1]	1,204	161
	Medpace Holdings, Inc.[1]	305	101
	Exact Sciences Corp.[1]	1,764	99
	Align Technology, Inc.[1]	458	96
	Ionis Pharmaceuticals, Inc.[1]	2,386	83
	Alnylam Pharmaceuticals, Inc.[1]	323	76
	Humana, Inc.	290	74
	Molina Healthcare, Inc.[1]	212	62
	Veeva Systems, Inc., Class A1	291	61
	Cooper Companies, Inc.[1]	622	57
	DexCom, Inc.[1]	708	55
	Halozyme Therapeutics, Inc.[1]	1,133	54

American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Penumbra, Inc.[1]	203	$48
	CVS Health Corp.	867	39
	Zimmer Biomet Holdings, Inc.	328	35
	Krystal Biotech, Inc.[1]	147	23
	agilon health, Inc.[1]	4,903	9
	GRAIL, Inc.[1]	101	2
			1,135

Energy 3.24%
	Cheniere Energy, Inc.	814	175
	Diamondback Energy, Inc.	824	135
	Baker Hughes Co., Class A	2,254	92
	Viper Energy, Inc., Class A	1,014	50
	Weatherford International	272	20
			472

Materials 3.09%
	International Paper Co.	2,940	158
	Albemarle Corp.	1,421	122
	ATI, Inc.[1]	1,774	98
	Element Solutions, Inc.	2,825	72
			450

Real estate 2.83%
	Extra Space Storage, Inc. REIT	883	132
	Mid-America Apartment Communities, Inc. REIT	824	128
	NNN REIT, Inc.	1,771	72
	Crown Castle, Inc. REIT	658	60
	Lineage, Inc. REIT	345	20
			412

Communication services 2.43%
	ROBLOX Corp., Class A1	2,568	149
	Live Nation Entertainment, Inc.[1]	613	79
	Take-Two Interactive Software, Inc.[1]	277	51
	Charter Communications, Inc., Class A1	128	44
	Warner Music Group Corp., Class A	1,012	31
			354

Utilities 0.86%
	FirstEnergy Corp.	1,705	68
	DTE Energy Co.	476	57
			125
	Total common stocks (cost: $14,676,000)		14,238
Short-term securities 1.98%
Money market investments 1.98%
	Capital Group Central Cash Fund 4.50%[2,3]	2,880	288
	Total short-term securities (cost: $288,000)		288
	Total investment securities 99.64% (cost: $14,964,000)		14,526
	Other assets less liabilities 0.36%		53
	Net assets 100.00%		$14,579

47	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Investments in affiliates3

	Value at 11/15/2024[4] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 1.98%
Money market investments 1.98%
Capital Group Central Cash Fund 4.50%[2]	$—	$512	$224	$— [5]	$— [5]	$288	$2

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 12/31/2024.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.
[5]	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	48

Capital World Growth and Income Fund®
Investment portfolio December 31, 2024

Common stocks 97.02%		Shares	Value (000)
Information technology 22.86%
	Broadcom, Inc.	442,983	$102,701
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,363,772	77,185
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,315	1,050
	Microsoft Corp.	169,350	71,381
	Apple, Inc.	160,393	40,166
	NVIDIA Corp.	187,769	25,215
	ASML Holding NV	18,486	13,001
	ASML Holding NV (ADR)	1,607	1,114
	Salesforce, Inc.	37,968	12,694
	Accenture PLC, Class A	25,679	9,034
	Tokyo Electron, Ltd.	56,400	8,547
	Texas Instruments, Inc.	36,601	6,863
	Shopify, Inc., Class A, subordinate voting shares[1]	62,037	6,596
	Seagate Technology Holdings PLC	70,598	6,093
	Capgemini SE	35,436	5,781
	MediaTek, Inc.	119,094	5,114
	International Business Machines Corp.	23,102	5,079
	Oracle Corp.	30,364	5,060
	Dell Technologies, Inc., Class C	32,681	3,766
	Keyence Corp.	9,000	3,662
	Arista Networks, Inc.[1]	30,204	3,338
	SAP SE	11,214	2,744
	Micron Technology, Inc.	30,036	2,528
	Synopsys, Inc.[1]	4,943	2,399
	Constellation Software, Inc.	749	2,316
	EPAM Systems, Inc.[1]	8,717	2,038
	Applied Materials, Inc.	9,053	1,472
	Elastic NV, non-registered shares[1]	11,780	1,167
	NEC Corp.	13,373	1,149
	Delta Electronics, Inc.	66,000	859
	ANSYS, Inc.[1]	2,122	716
	Advantech Co., Ltd.	40,098	422
	ASM International NV	657	375
			431,625

Industrials 14.25%
	General Electric Co.	145,612	24,287
	Airbus SE, non-registered shares	124,098	19,779
	BAE Systems PLC	883,906	12,681
	TransDigm Group, Inc.	8,947	11,338
	Melrose Industries PLC	1,579,289	10,945
	Siemens AG	54,907	10,722
	Carrier Global Corp.	152,173	10,387
	RTX Corp.	87,176	10,088
	Safran SA	44,907	9,810
	Leonardo SpA	347,075	9,342
	Deere & Co.	21,506	9,112
	Mitsui & Co., Ltd.	431,600	8,955
	Recruit Holdings Co., Ltd.	126,550	8,805
	Boeing Co. (The)[1]	47,223	8,359
	Ryanair Holdings PLC (ADR)	170,876	7,449
	Bureau Veritas SA	210,006	6,383
	Techtronic Industries Co., Ltd.	469,500	6,189
	United Rentals, Inc.	8,416	5,929
	Compagnie de Saint-Gobain SA, non-registered shares	66,452	5,850
	International Consolidated Airlines Group SA (CDI)	1,386,180	5,237
	Lockheed Martin Corp.	10,615	5,158
	Deutsche Post AG	138,337	4,870
	Eaton Corp. PLC	14,353	4,763
	Rolls-Royce Holdings PLC[1]	537,933	3,827
	Dayforce, Inc.[1]	48,930	3,554
	Caterpillar, Inc.	9,183	3,331

49	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Volvo AB, Class B	129,518	$3,143
	AMETEK, Inc.	16,954	3,056
	L3Harris Technologies, Inc.	14,118	2,969
	ITOCHU Corp.	60,000	2,953
	Schneider Electric SE	11,747	2,904
	Ingersoll-Rand, Inc.	31,691	2,867
	MTU Aero Engines AG	7,515	2,506
	RELX PLC	47,877	2,170
	Weir Group PLC (The)	77,606	2,113
	Bunzl PLC	44,896	1,848
	Hitachi, Ltd.	61,900	1,521
	CSX Corp.	45,296	1,462
	Honeywell International, Inc.	6,354	1,435
	Ferguson Enterprises, Inc.	7,425	1,289
	Mitsubishi Corp.	76,500	1,252
	SS&C Technologies Holdings, Inc.	15,326	1,161
	SMC Corp.	2,500	973
	XPO, Inc.[1]	6,981	916
	Crane Co.	5,186	787
	Aena S.M.E, SA, non-registered shares	3,789	773
	Grupo Aeroportuario del Sureste, SAB de CV, Class B	26,165	671
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	37,007	651
	Arcadis NV, non-registered shares	10,404	632
	Booz Allen Hamilton Holding Corp., Class A	4,422	569
	Howmet Aerospace, Inc.	4,460	488
	FedEx Corp.	1,469	413
	Daikin Industries, Ltd.	2,700	316
	FTI Consulting, Inc.[1]	1,000	191
	GE Vernova, Inc.	— [2]	— [2]
			269,179

Financials 13.69%
	Zurich Insurance Group AG	28,906	17,175
	Chubb, Ltd.	48,782	13,478
	JPMorgan Chase & Co.	54,326	13,023
	Blackstone, Inc.	71,950	12,406
	Mastercard, Inc., Class A	19,512	10,274
	Banco Bilbao Vizcaya Argentaria, SA	1,026,924	10,056
	HSBC Holdings PLC (GBP denominated)	698,969	6,869
	HSBC Holdings PLC (HKD denominated)	138,400	1,351
	ING Groep NV	517,755	8,096
	AXA SA	186,293	6,624
	BlackRock, Inc.	5,753	5,897
	Arthur J. Gallagher & Co.	20,004	5,678
	Blue Owl Capital, Inc., Class A	241,051	5,607
	Apollo Asset Management, Inc.	32,451	5,360
	KB Financial Group, Inc.	88,206	5,003
	KKR & Co., Inc.	33,647	4,977
	NatWest Group PLC	958,016	4,822
	Aon PLC, Class A	13,284	4,771
	Axis Bank, Ltd.	367,198	4,560
	American Express Co.	15,230	4,520
	Ares Management Corp., Class A	24,946	4,416
	HDFC Life Insurance Co., Ltd.	609,164	4,388
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,058	4,255
	Discover Financial Services	24,041	4,165
	B3 SA - Brasil, Bolsa, Balcao	2,425,778	4,160
	Capital One Financial Corp.	22,927	4,088
	Ping An Insurance (Group) Company of China, Ltd., Class H	603,280	3,551
	AIA Group, Ltd.	482,199	3,488
	Postal Savings Bank of China Co., Ltd., Class H	5,853,383	3,452
	Visa, Inc., Class A	10,269	3,245

American Funds Insurance Series	50

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	National Bank of Canada	35,284	$3,217
	Bank Central Asia Tbk PT	5,130,100	3,074
	Great-West Lifeco, Inc.	92,330	3,062
	Wells Fargo & Co.	42,802	3,006
	Israel Discount Bank, Ltd., Class A	438,398	3,000
	BNP Paribas SA	44,494	2,725
	Morgan Stanley	21,292	2,677
	Citigroup, Inc.	37,788	2,660
	Bank of America Corp.	58,342	2,564
	Skandinaviska Enskilda Banken AB, Class A	184,811	2,532
	FinecoBank SpA	141,411	2,471
	HDFC Bank, Ltd.	90,717	1,876
	HDFC Bank, Ltd. (ADR)	8,872	567
	Münchener Rückversicherungs-Gesellschaft AG	4,810	2,419
	Brown & Brown, Inc.	23,133	2,360
	TPG, Inc., Class A	37,048	2,328
	Erste Group Bank AG	34,818	2,151
	Mizuho Financial Group, Inc.	85,900	2,096
	China Merchants Bank Co., Ltd., Class H	234,403	1,201
	China Merchants Bank Co., Ltd., Class A	145,600	783
	CVC Capital Partners PLC[1]	89,675	1,965
	Macquarie Group, Ltd.	14,120	1,939
	American International Group, Inc.	24,831	1,808
	3i Group PLC	35,660	1,584
	Partners Group Holding AG	1,143	1,551
	Power Corporation of Canada, subordinate voting shares	49,258	1,537
	Bank Mandiri (Persero) Tbk PT	3,925,900	1,382
	Marsh & McLennan Companies, Inc.	6,471	1,375
	Brookfield Asset Management, Ltd., Class A (CAD denominated)	25,305	1,372
	Fidelity National Information Services, Inc.	15,841	1,280
	Danske Bank AS	43,114	1,220
	Bank Rakyat Indonesia (Persero) Tbk PT	4,762,800	1,202
	Aegon, Ltd.	177,180	1,049
	Goldman Sachs Group, Inc.	1,373	786
	XP, Inc., Class A	58,707	696
	Kotak Mahindra Bank, Ltd.	26,366	549
	CaixaBank, SA, non-registered shares	95,575	518
	PNC Financial Services Group, Inc.	500	96
	Sberbank of Russia PJSC[3]	3,196,952	— [2]
			258,433

Health care 10.83%
	Eli Lilly and Co.	42,212	32,588
	UnitedHealth Group, Inc.	45,543	23,038
	Abbott Laboratories	178,158	20,151
	Novo Nordisk AS, Class B	218,432	18,800
	Vertex Pharmaceuticals, Inc.[1]	44,411	17,884
	Gilead Sciences, Inc.	139,188	12,857
	Stryker Corp.	31,712	11,418
	Sanofi	75,790	7,329
	Daiichi Sankyo Co., Ltd.	263,300	7,237
	AbbVie, Inc.	38,687	6,875
	Thermo Fisher Scientific, Inc.	11,689	6,081
	Molina Healthcare, Inc.[1]	20,601	5,996
	Takeda Pharmaceutical Co., Ltd.	195,500	5,183
	GE HealthCare Technologies, Inc.	53,578	4,189
	Novartis AG	29,535	2,874
	Medtronic PLC	35,869	2,865
	EssilorLuxottica SA	11,398	2,770
	DexCom, Inc.[1]	33,099	2,574
	Danaher Corp.	9,499	2,180
	Zoetis, Inc., Class A	11,806	1,924

51	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Siemens Healthineers AG	34,257	$1,816
	Insulet Corp.[1]	6,769	1,767
	AstraZeneca PLC	11,468	1,493
	Lonza Group AG	2,003	1,180
	Coloplast AS, Class B	8,793	963
	Boston Scientific Corp.[1]	9,489	848
	CVS Health Corp.	11,913	535
	Centene Corp.[1]	8,628	523
	Rede D’Or Sao Luiz SA	85,145	350
	Alnylam Pharmaceuticals, Inc.[1]	568	134
	agilon health, Inc.[1]	63,086	120
			204,542

Consumer discretionary 10.04%
	Amazon.com, Inc.[1]	181,409	39,799
	Home Depot, Inc.	38,830	15,105
	Trip.com Group, Ltd. (ADR)[1]	202,025	13,871
	Trip.com Group, Ltd.[1]	9,250	638
	LVMH Moët Hennessy-Louis Vuitton SE	19,450	12,718
	Flutter Entertainment PLC[1]	43,737	11,304
	Industria de Diseño Textil, SA	186,583	9,552
	Marriott International, Inc., Class A	25,156	7,017
	Tesla, Inc.[1]	17,192	6,943
	Starbucks Corp.	75,742	6,911
	Chipotle Mexican Grill, Inc.[1]	106,797	6,440
	Booking Holdings, Inc.	1,155	5,739
	NEXT PLC	46,531	5,530
	MercadoLibre, Inc.[1]	3,137	5,334
	Restaurant Brands International, Inc. (CAD denominated)	38,571	2,514
	Restaurant Brands International, Inc.	32,490	2,118
	Compagnie Financière Richemont SA, Class A	28,602	4,348
	Evolution AB	52,176	4,005
	Royal Caribbean Cruises, Ltd.	17,311	3,994
	Las Vegas Sands Corp.	75,204	3,863
	Hyundai Motor Co.	21,761	3,129
	Shimano, Inc.	17,400	2,347
	InterContinental Hotels Group PLC	15,358	1,913
	Moncler SpA	34,379	1,826
	YUM! Brands, Inc.	13,149	1,764
	Stellantis NV	127,349	1,668
	adidas AG	5,898	1,448
	McDonald’s Corp.	4,625	1,341
	Entain PLC	141,682	1,213
	Aristocrat Leisure, Ltd.	26,055	1,100
	NIKE, Inc., Class B	12,200	923
	Compass Group PLC	24,325	809
	Hermès International	333	794
	Ferrari NV (EUR denominated)	1,301	558
	Dollarama, Inc.	5,260	513
	Kering SA	1,668	409
			189,498

Communication services 7.43%
	Alphabet, Inc., Class A	122,432	23,177
	Alphabet, Inc., Class C	90,214	17,180
	Meta Platforms, Inc., Class A	48,379	28,326
	Netflix, Inc.[1]	12,165	10,843
	Publicis Groupe SA	101,313	10,733
	Comcast Corp., Class A	189,857	7,125
	NetEase, Inc.	306,200	5,463
	NetEase, Inc. (ADR)	13,625	1,215
	Deutsche Telekom AG	220,402	6,596

American Funds Insurance Series	52

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Communication services (continued)
	Tencent Holdings, Ltd.	114,200	$6,103
	Bharti Airtel, Ltd.	250,484	4,640
	Bharti Airtel, Ltd., interim shares	6,582	90
	Universal Music Group NV	172,753	4,409
	SoftBank Corp.	3,223,850	4,054
	Sea, Ltd., Class A (ADR)[1]	30,943	3,283
	Singapore Telecommunications, Ltd.	1,060,400	2,388
	Omnicom Group, Inc.	19,663	1,692
	Advanced Info Service PCL, foreign registered shares	167,800	1,400
	Take-Two Interactive Software, Inc.[1]	6,070	1,117
	Schibsted ASA, Class A	16,179	501
			140,335

Consumer staples 5.44%
	Philip Morris International, Inc.	294,056	35,390
	Imperial Brands PLC	316,821	10,124
	Kroger Co.	154,299	9,435
	Nestlé SA	109,240	8,958
	Ajinomoto Co., Inc.	106,000	4,313
	Danone SA	59,826	4,025
	JBS SA	557,973	3,302
	Sysco Corp.	41,127	3,145
	British American Tobacco PLC	85,501	3,100
	Ocado Group PLC[1]	798,670	3,021
	Constellation Brands, Inc., Class A	12,975	2,867
	Kweichow Moutai Co., Ltd., Class A	11,900	2,480
	Arca Continental, SAB de CV	231,334	1,916
	Procter & Gamble Co.	9,154	1,535
	Seven & i Holdings Co., Ltd.	96,440	1,512
	PepsiCo, Inc.	8,012	1,218
	Suntory Beverage & Food, Ltd.[4]	37,400	1,187
	Costco Wholesale Corp.	1,243	1,139
	Alimentation Couche-Tard, Inc.	19,111	1,060
	Lamb Weston Holdings, Inc.	14,471	967
	Treasury Wine Estates, Ltd.	96,402	676
	Keurig Dr Pepper, Inc.	17,401	559
	Altria Group, Inc.	7,401	387
	ITC, Ltd.	67,891	383
			102,699

Materials 5.13%
	Freeport-McMoRan, Inc.	357,917	13,629
	Rio Tinto PLC	184,746	10,875
	Linde PLC	24,068	10,077
	Air Products and Chemicals, Inc.	30,289	8,785
	Glencore PLC	1,986,795	8,736
	Vale SA, ordinary nominative shares	566,857	5,010
	Vale SA (ADR), ordinary nominative shares	149,870	1,329
	Ivanhoe Mines, Ltd., Class A1	460,454	5,465
	First Quantum Minerals, Ltd.[1]	373,378	4,813
	Anglo American PLC	138,309	4,098
	Heidelberg Materials AG, non-registered shares	30,752	3,799
	Smurfit Westrock PLC	65,438	3,524
	Air Liquide SA	12,042	1,947
	Air Liquide SA, bonus shares	5,336	863
	Corteva, Inc.	37,249	2,122
	Fortescue, Ltd.	166,511	1,868
	Albemarle Corp.	17,245	1,484
	Akzo Nobel NV	24,478	1,470
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	18,264	1,429
	Grupo México, SAB de CV, Series B	266,100	1,262
	Shin-Etsu Chemical Co., Ltd.	35,400	1,171

53	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Southern Copper Corp.	11,084	$1,010
	Lundin Mining Corp.	106,116	913
	Antofagasta PLC	35,642	705
	Evonik Industries AG	27,405	475
			96,859

Energy 4.54%
	Canadian Natural Resources, Ltd. (CAD denominated)	565,372	17,455
	EOG Resources, Inc.	117,877	14,449
	TC Energy Corp. (CAD denominated)[4]	228,076	10,629
	Cameco Corp. (CAD denominated)	133,256	6,852
	Cameco Corp.	39,775	2,044
	Shell PLC (GBP denominated)	233,469	7,248
	Shell PLC (EUR denominated)	14,064	441
	Tourmaline Oil Corp.	129,913	6,012
	TotalEnergies SE	68,731	3,819
	Baker Hughes Co., Class A	66,678	2,735
	Reliance Industries, Ltd.	191,526	2,713
	Suncor Energy, Inc.	70,913	2,531
	ConocoPhillips	23,026	2,284
	Expand Energy Corp.	19,367	1,928
	Schlumberger NV	43,089	1,652
	Cenovus Energy, Inc. (CAD denominated)	95,648	1,450
	Neste OYJ	85,724	1,082
	ADNOC Drilling Co. PJSC	130,468	189
	South Bow Corp. (CAD denominated)	5,700	135
			85,648

Utilities 1.88%
	Constellation Energy Corp.	19,952	4,463
	Engie SA	264,632	4,195
	E.ON SE	339,449	3,953
	DTE Energy Co.	31,270	3,776
	China Resources Gas Group, Ltd.	830,532	3,288
	Iberdrola, SA, non-registered shares	232,814	3,206
	Dominion Energy, Inc.	44,838	2,415
	National Grid PLC	202,998	2,406
	Duke Energy Corp.	19,966	2,151
	FirstEnergy Corp.	42,471	1,690
	NextEra Energy, Inc.	18,050	1,294
	Public Service Enterprise Group, Inc.	13,054	1,103
	AES Corp.	66,093	851
	Pinnacle West Capital Corp.	7,578	642
	CenterPoint Energy, Inc.	3,700	117
			35,550

Real estate 0.93%
	VICI Properties, Inc. REIT	139,178	4,065
	China Resources Mixc Lifestyle Services, Ltd.	967,200	3,600
	CubeSmart REIT	43,457	1,862
	Prologis, Inc. REIT	16,050	1,697
	Iron Mountain, Inc. REIT	15,670	1,647
	Extra Space Storage, Inc. REIT	10,514	1,573
	American Tower Corp. REIT	6,636	1,217
	Equinix, Inc. REIT	1,154	1,088
	Longfor Group Holdings, Ltd.	668,238	861
			17,610
	Total common stocks (cost: $1,177,639,000)		1,831,978

American Funds Insurance Series	54

Capital World Growth and Income Fund® (continued)
Preferred securities 0.09%		Shares	Value (000)
Consumer discretionary 0.04%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	12,306	$745

Financials 0.03%
	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	32,172	384
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,4]	15,425	183
			567

Health care 0.02%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	439
	Total preferred securities (cost: $2,537,000)		1,751
Convertible stocks 0.12%
Materials 0.12%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	55,312	2,251
	Total convertible stocks (cost: $2,743,000)		2,251
Bonds, notes & other debt instruments 0.10%		Principal amount (000)
Corporate bonds, notes & loans 0.10%
Health care 0.06%
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD1,100	1,058

Financials 0.02%
	Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[5]	709	491

Consumer discretionary 0.02%
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	390	387
	Total corporate bonds, notes & loans		1,936
	Total bonds, notes & other debt instruments (cost: $2,025,000)		1,936
Short-term securities 2.98%		Shares
Money market investments 2.47%
	Capital Group Central Cash Fund 4.50%[7,8]	466,640	46,673

Money market investments purchased with collateral from securities on loan 0.51%
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[7,9]	9,543,555	9,544
	Total short-term securities (cost: $56,209,000)		56,217
	Total investment securities 100.31% (cost: $1,241,153,000)		1,894,133
	Other assets less liabilities (0.31)%		(5,814)
	Net assets 100.00%		$1,888,319

55	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)
Investments in affiliates

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.47%
Money market investments 2.47%
Capital Group Central Cash Fund 4.50%[7]	$44,944	$304,450	$302,732	$(1)	$12	$46,673	$3,610

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	Value determined using significant unobservable inputs.
[4]
All or a portion of this security was on loan. The total value of all such securities was $10,634,000, which represented .56% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Step bond; coupon rate may change at a later date.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $387,000, which represented
.02% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 12/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	56

Growth-Income Fund
Investment portfolio December 31, 2024

Common stocks 96.60%		Shares	Value (000)
Information technology 23.69%
	Microsoft Corp.	6,435,519	$2,712,571
	Apple, Inc.	7,941,900	1,988,811
	Broadcom, Inc.	8,322,779	1,929,553
	NVIDIA Corp.	7,061,111	948,237
	Accenture PLC, Class A	2,084,151	733,183
	Texas Instruments, Inc.	1,922,519	360,491
	Salesforce, Inc.	1,075,059	359,424
	Cognizant Technology Solutions Corp., Class A	2,739,411	210,661
	Oracle Corp.	930,843	155,116
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	133,945
	Seagate Technology Holdings PLC	816,874	70,504
	Palo Alto Networks, Inc.[1]	220,554	40,132
	Analog Devices, Inc.	168,515	35,803
	QUALCOMM, Inc.	225,964	34,713
	Micron Technology, Inc.	268,034	22,558
	ASML Holding NV	28,845	20,286
	Adobe, Inc.[1]	43,879	19,512
			9,775,500

Industrials 13.94%
	RTX Corp.	6,388,296	739,254
	Automatic Data Processing, Inc.	1,993,331	583,508
	Boeing Co. (The)[1]	2,376,190	420,586
	General Electric Co.	2,458,673	410,082
	General Dynamics Corp.	1,519,363	400,337
	GFL Environmental, Inc., subordinate voting shares	8,685,308	386,844
	Carrier Global Corp.	5,156,506	351,983
	Honeywell International, Inc.	1,362,497	307,774
	Airbus SE, non-registered shares	1,921,964	306,326
	Woodward, Inc.	1,484,210	247,002
	XPO, Inc.[1]	1,749,629	229,464
	TFI International, Inc.	1,630,915	220,320
	Paychex, Inc.	1,519,430	213,054
	United Rentals, Inc.	282,792	199,210
	Ingersoll-Rand, Inc.	2,055,433	185,934
	CSX Corp.	2,743,691	88,539
	TransDigm Group, Inc.	65,897	83,510
	Union Pacific Corp.	360,831	82,284
	L3Harris Technologies, Inc.	381,989	80,325
	Uber Technologies, Inc.[1]	1,288,242	77,707
	APi Group Corp.[1]	1,599,578	57,537
	Standard Aero, Inc.[1]	1,589,110	39,346
	Delta Air Lines, Inc.	631,987	38,235
			5,749,161

Health care 13.14%
	UnitedHealth Group, Inc.	2,532,251	1,280,964
	AbbVie, Inc.	3,420,505	607,824
	Eli Lilly and Co.	720,377	556,131
	GE HealthCare Technologies, Inc.	6,854,471	535,883
	Thermo Fisher Scientific, Inc.	634,506	330,089
	Vertex Pharmaceuticals, Inc.[1]	793,252	319,443
	Abbott Laboratories	2,689,824	304,246
	Danaher Corp.	1,161,478	266,617
	Revvity, Inc.	1,988,505	221,937
	IQVIA Holdings, Inc.[1]	659,338	129,567
	Sanofi	1,245,837	120,477
	Johnson & Johnson	807,444	116,773
	Cencora, Inc.	446,557	100,332
	Gilead Sciences, Inc.	926,597	85,590
	Insulet Corp.[1]	303,962	79,355
	Novo Nordisk AS, Class B	883,888	76,074

57	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Intuitive Surgical, Inc.[1]	134,067	$69,978
	Bristol-Myers Squibb Co.	1,150,000	65,044
	Stryker Corp.	138,782	49,968
	Amgen, Inc.	151,000	39,357
	DexCom, Inc.[1]	390,182	30,344
	Masimo Corp.[1]	119,168	19,698
	Medtronic PLC	210,000	16,775
			5,422,466

Financials 11.20%
	JPMorgan Chase & Co.	2,557,824	613,136
	Mastercard, Inc., Class A	1,138,465	599,481
	Fidelity National Information Services, Inc.	6,648,960	537,036
	BlackRock, Inc.	343,935	352,571
	S&P Global, Inc.	706,397	351,807
	Berkshire Hathaway, Inc., Class B1	540,000	244,771
	PNC Financial Services Group, Inc.	1,245,460	240,187
	Capital One Financial Corp.	1,318,858	235,179
	Chubb, Ltd.	816,383	225,567
	Morgan Stanley	1,380,851	173,600
	Visa, Inc., Class A	500,000	158,020
	Marsh & McLennan Companies, Inc.	634,688	134,814
	Wells Fargo & Co.	1,684,265	118,303
	B3 SA - Brasil, Bolsa, Balcao	56,528,755	96,952
	State Street Corp.	760,000	74,594
	First Citizens BancShares, Inc., Class A	33,274	70,309
	Pinnacle Financial Partners, Inc.	573,150	65,563
	American Express Co.	214,890	63,777
	Arthur J. Gallagher & Co.	220,000	62,447
	Power Corporation of Canada, subordinate voting shares[2]	2,000,000	62,388
	Apollo Asset Management, Inc.	316,825	52,327
	American International Group, Inc.	704,000	51,251
	CME Group, Inc., Class A	152,718	35,466
			4,619,546

Consumer discretionary 10.36%
	Amazon.com, Inc.[1]	7,755,444	1,701,467
	Wyndham Hotels & Resorts, Inc.[3]	5,050,129	509,003
	Royal Caribbean Cruises, Ltd.	1,510,459	348,448
	Tesla, Inc.[1]	661,401	267,100
	Home Depot, Inc.	624,580	242,955
	Restaurant Brands International, Inc.	3,125,681	203,732
	InterContinental Hotels Group PLC	1,396,700	173,983
	Sony Group Corp.	5,225,500	110,393
	Tractor Supply Co.	2,008,105	106,550
	Hasbro, Inc.	1,788,473	99,994
	Starbucks Corp.	954,852	87,130
	TJX Companies, Inc. (The)	683,864	82,618
	McDonald’s Corp.	279,467	81,015
	Tapestry, Inc.	1,117,737	73,022
	YUM! Brands, Inc.	350,000	46,956
	DoorDash, Inc., Class A1	266,642	44,729
	Hilton Worldwide Holdings, Inc.	151,393	37,418
	LVMH Moët Hennessy-Louis Vuitton SE	44,522	29,112
	General Motors Co.	504,165	26,857
			4,272,482

American Funds Insurance Series	58

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 10.20%
	Meta Platforms, Inc., Class A	3,361,204	$1,968,019
	Alphabet, Inc., Class A	5,339,738	1,010,812
	Alphabet, Inc., Class C	4,582,000	872,596
	Netflix, Inc.[1]	239,157	213,165
	Universal Music Group NV	3,239,458	82,669
	Comcast Corp., Class A	1,639,161	61,518
			4,208,779

Energy 3.39%
	Baker Hughes Co., Class A	9,510,198	390,108
	Exxon Mobil Corp.	3,218,454	346,209
	Canadian Natural Resources, Ltd. (CAD denominated)	8,658,066	267,310
	EOG Resources, Inc.	1,040,878	127,591
	Chevron Corp.	535,000	77,489
	TC Energy Corp.	1,629,755	75,833
	Expand Energy Corp.	715,878	71,266
	ConocoPhillips	434,738	43,113
			1,398,919

Consumer staples 3.38%
	British American Tobacco PLC	12,606,282	457,127
	Procter & Gamble Co.	1,191,396	199,737
	Philip Morris International, Inc.	1,397,749	168,219
	Constellation Brands, Inc., Class A	596,394	131,803
	Imperial Brands PLC	3,663,668	117,075
	Mondelez International, Inc., Class A	1,907,526	113,936
	Church & Dwight Co., Inc.	660,000	69,109
	Lamb Weston Holdings, Inc.	950,530	63,524
	Keurig Dr Pepper, Inc.	1,019,386	32,743
	Kraft Heinz Co. (The)	694,940	21,342
	General Mills, Inc.	315,000	20,087
			1,394,702

Materials 3.14%
	Air Products and Chemicals, Inc.	1,428,502	414,323
	Linde PLC	545,459	228,367
	Eastman Chemical Co.	2,417,064	220,726
	International Paper Co.	2,953,090	158,935
	Freeport-McMoRan, Inc.	3,908,495	148,836
	LyondellBasell Industries NV	579,974	43,075
	Celanese Corp.	616,290	42,653
	Albemarle Corp.[2]	431,100	37,109
			1,294,024

Real estate 2.21%
	Equinix, Inc. REIT	333,626	314,573
	VICI Properties, Inc. REIT	9,305,605	271,817
	American Tower Corp. REIT	882,701	161,896
	Prologis, Inc. REIT	866,060	91,542
	Welltower, Inc. REIT	570,000	71,837
			911,665

59	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Utilities 1.95%
PG&E Corp.	18,016,861	$363,580
CenterPoint Energy, Inc.	3,753,573	119,101
Edison International	1,271,657	101,529
Entergy Corp.	1,337,004	101,372
Sempra	800,000	70,176
DTE Energy Co.	401,000	48,421
		804,179
Total common stocks (cost: $22,558,299,000)		39,851,423
Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds, notes & loans 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025	USD160	159
General Motors Financial Co., Inc. 5.25% 3/1/2026	827	830
Total corporate bonds, notes & loans		989
Total bonds, notes & other debt instruments (cost: $954,000)		989
Short-term securities 3.68%	Shares
Money market investments 3.57%
Capital Group Central Cash Fund 4.50%[3,4]	14,716,697	1,471,964

Money market investments purchased with collateral from securities on loan 0.11%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[4,5]	47,430,675	47,431
Total short-term securities (cost: $1,519,210,000)		1,519,395
Total investment securities 100.28% (cost: $24,078,463,000)		41,371,807
Other assets less liabilities (0.28)%		(116,813)
Net assets 100.00%		$41,254,994
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 1.23%
Consumer discretionary 1.23%
Wyndham Hotels & Resorts, Inc.	$106,302	$282,386	$17,777	$4,192	$133,900	$509,003	$5,577
Short-term securities 3.57%
Money market investments 3.57%
Capital Group Central Cash Fund 4.50%[4]	1,430,798	8,400,629	8,359,985	499	23	1,471,964	59,986
Total 4.80%				$4,691	$133,923	$1,980,967	$65,563

American Funds Insurance Series	60

Growth-Income Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $50,176,000, which represented .12% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 12/31/2024.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

61	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio December 31, 2024

Common stocks 95.98%		Shares	Value (000)
Financials 20.04%
	AXA SA	108,812	$3,869
	Zurich Insurance Group AG	6,194	3,680
	HSBC Holdings PLC (GBP denominated)	231,677	2,277
	HSBC Holdings PLC (HKD denominated)	55,200	539
	UniCredit SpA	61,018	2,436
	Deutsche Bank AG	135,344	2,333
	KB Financial Group, Inc.	40,321	2,287
	Société Générale	79,746	2,233
	Skandinaviska Enskilda Banken AB, Class A	161,262	2,210
	Banco Bilbao Vizcaya Argentaria, SA	207,912	2,036
	Tokio Marine Holdings, Inc.	55,100	1,973
	Tryg A/S	93,287	1,967
	NatWest Group PLC	358,740	1,806
	Euronext NV	15,552	1,743
	DBS Group Holdings, Ltd.	54,184	1,733
	PICC Property and Casualty Co., Ltd., Class H	1,062,000	1,677
	London Stock Exchange Group PLC	10,796	1,520
	Edenred SA	43,688	1,427
	Hana Financial Group, Inc.	36,109	1,381
	Prudential PLC	170,179	1,357
	Kotak Mahindra Bank, Ltd.	63,981	1,332
	Resona Holdings, Inc.	181,300	1,319
	Hiscox, Ltd.	95,768	1,298
	CaixaBank, SA, non-registered shares	217,373	1,179
	AIA Group, Ltd.	162,600	1,176
	HDFC Bank, Ltd.	56,777	1,174
	Bank Hapoalim BM	94,621	1,143
	Royal Bank of Canada	9,454	1,140
	Ping An Insurance (Group) Company of China, Ltd., Class H	191,000	1,124
	Aon PLC, Class A	2,812	1,010
	Mizuho Financial Group, Inc.	40,200	981
	CVC Capital Partners PLC[1]	40,021	877
	3i Group PLC	16,295	724
	ICICI Bank, Ltd. (ADR)	23,178	692
	Brookfield Corp., Class A (CAD denominated)	11,286	649
	Pluxee NV	33,005	635
	Canadian Imperial Bank of Commerce (CAD denominated)	8,898	563
	Hong Kong Exchanges and Clearing, Ltd.	14,700	558
	Mediobanca SpA	35,646	519
	Discovery, Ltd.	49,301	509
	Münchener Rückversicherungs-Gesellschaft AG	1,001	503
	XP, Inc., Class A	38,755	459
	Macquarie Group, Ltd.	3,325	457
	Banco Santander, SA	97,356	450
	Partners Group Holding AG	326	442
	Canara Bank	310,039	361
	Grupo Financiero Banorte, SAB de CV, Series O	52,680	338
	Bank Central Asia Tbk PT	548,300	329
	Bank Leumi le-Israel B.M.	26,063	310
	Sampo Oyj, Class A	7,063	289
	Grupo Financiero Inbursa, SAB de CV1	133,585	278
	Banca Generali SpA	5,885	273
	DNB Bank ASA	13,260	264
	Intesa Sanpaolo SpA	64,163	257
	National Bank of Canada	2,311	211
	Hang Seng Bank, Ltd.	15,900	196
	Abu Dhabi Islamic Bank PJSC	43,882	165
	Sberbank of Russia PJSC[2]	476,388	— [3]
			64,668

American Funds Insurance Series	62

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Industrials 14.54%
	BAE Systems PLC	377,859	$5,421
	Airbus SE, non-registered shares	23,810	3,795
	Ryanair Holdings PLC (ADR)	62,355	2,718
	ABB, Ltd.	44,925	2,417
	Rheinmetall AG, non-registered shares	3,060	1,948
	ITOCHU Corp.	37,800	1,861
	Safran SA	8,117	1,773
	SMC Corp.	4,300	1,674
	DSV A/S	7,853	1,663
	Siemens AG	7,122	1,391
	TFI International, Inc.	5,019	678
	TFI International, Inc. (CAD denominated)	4,749	642
	Hitachi, Ltd.	52,900	1,300
	Mitsui & Co., Ltd.	61,800	1,282
	Canadian National Railway Co. (CAD denominated)	12,540	1,273
	RELX PLC	28,050	1,271
	Alliance Global Group, Inc.	7,546,600	1,171
	Epiroc AB, Class B	38,153	593
	Epiroc AB, Class A	31,647	550
	Diploma PLC	20,831	1,108
	CCR SA, ordinary nominative shares	638,648	1,051
	Volvo AB, Class B	41,377	1,004
	Daikin Industries, Ltd.	7,800	914
	ASSA ABLOY AB, Class B	30,414	894
	Copa Holdings, SA, Class A	10,106	888
	Caterpillar, Inc.	2,249	816
	Bunzl PLC	15,264	628
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	35,628	626
	Wizz Air Holdings PLC[1]	31,364	561
	Komatsu, Ltd.	19,400	536
	Bombardier, Inc., Class B1	6,467	440
	Deutsche Post AG	12,059	425
	Techtronic Industries Co., Ltd.	32,092	423
	Kingspan Group PLC	5,738	417
	Brambles, Ltd.	32,826	390
	Metso Corp.	38,579	362
	Fluidra, SA, non-registered shares	14,621	354
	Shenzhen Inovance Technology Co., Ltd., Class A	36,500	292
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	38,900	281
	International Container Terminal Services, Inc.	40,750	272
	Ashtead Group PLC	4,346	269
	Adecco Group AG	10,196	251
	Aalberts NV, non-registered shares	4,818	170
	SPIE SA	3,847	119
			46,912

Information technology 13.95%
	Taiwan Semiconductor Manufacturing Co., Ltd.	454,000	14,825
	ASML Holding NV	7,939	5,583
	MediaTek, Inc.	124,000	5,324
	Broadcom, Inc.	22,460	5,207
	SAP SE	11,481	2,810
	Samsung Electronics Co., Ltd.	67,343	2,430
	Keyence Corp.	2,600	1,058
	Sage Group PLC (The)	66,685	1,052
	ASM International NV	1,531	874
	Fujitsu, Ltd.	47,800	840
	Tokyo Electron, Ltd.	4,800	727
	E Ink Holdings, Inc.	75,000	618
	Halma PLC	18,386	615
	Capgemini SE	3,768	615
	ASMPT, Ltd.	60,400	583

63	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	SK hynix, Inc.	4,347	$493
	NEC Corp.	5,500	473
	eMemory Technology, Inc.	3,000	305
	Tata Consultancy Services, Ltd.	4,400	210
	Nomura Research Institute, Ltd.	7,100	209
	Lumine Group, Inc., subordinate voting shares[1]	5,248	150
			45,001

Consumer discretionary 10.47%
	Industria de Diseño Textil, SA	78,155	4,001
	Renault SA	72,852	3,530
	Trip.com Group, Ltd. (ADR)[1]	35,223	2,418
	Trip.com Group, Ltd.[1]	9,700	669
	Prosus NV, Class N	46,278	1,835
	LVMH Moët Hennessy-Louis Vuitton SE	2,714	1,775
	Evolution AB	19,388	1,488
	MGM China Holdings, Ltd.	1,140,800	1,460
	InterContinental Hotels Group PLC	11,699	1,457
	Midea Group Co., Ltd., Class A	138,300	1,423
	B&M European Value Retail SA	264,492	1,215
	Amadeus IT Group SA, Class A, non-registered shares	16,563	1,165
	Aristocrat Leisure, Ltd.	23,585	996
	Stellantis NV	75,025	985
	Restaurant Brands International, Inc. (CAD denominated)	14,136	921
	Wynn Macau, Ltd.	1,149,600	798
	H World Group, Ltd. (ADR)	23,966	792
	Hyundai Motor Co.	4,892	704
	Entain PLC	80,873	693
	JD.com, Inc., Class A (ADR)	16,398	569
	Suzuki Motor Corp.	48,600	551
	Paltac Corp.	18,200	502
	Dixon Technologies (India), Ltd.	2,332	487
	Galaxy Entertainment Group, Ltd.	112,361	474
	Compagnie Financière Richemont SA, Class A	2,963	450
	D’Ieteren Group	2,554	425
	Games Workshop Group PLC	2,554	424
	Meituan, Class B1	18,700	363
	Nitori Holdings Co., Ltd.	2,900	344
	China Tourism Group Duty Free Corp., Ltd., Class A	18,300	167
	China Tourism Group Duty Free Corp., Ltd., Class H4	11,500	79
	Maruti Suzuki India, Ltd.	1,779	225
	Berkeley Group Holdings PLC	4,299	210
	Vedant Fashions, Ltd.	13,629	205
			33,800

Consumer staples 9.84%
	British American Tobacco PLC	136,313	4,943
	Philip Morris International, Inc.	33,021	3,974
	Imperial Brands PLC	88,755	2,836
	Pernod Ricard SA	23,428	2,620
	Nestlé SA	27,302	2,239
	Carlsberg A/S, Class B	18,227	1,746
	Carrefour SA, non-registered shares	119,684	1,702
	Arca Continental, SAB de CV	171,771	1,423
	ITC, Ltd.	222,726	1,258
	Tsingtao Brewery Co., Ltd., Class H	171,738	1,256
	KT&G Corp.	16,456	1,190
	L’Oréal SA, non-registered shares	2,884	1,018
	Anheuser-Busch InBev SA/NV	18,681	935
	Haleon PLC	181,303	854
	Kweichow Moutai Co., Ltd., Class A	3,690	769
	Danone SA	11,139	750

American Funds Insurance Series	64

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Ocado Group PLC[1]	167,863	$635
	Unilever PLC	8,423	477
	Yamazaki Baking Co., Ltd.	18,400	342
	United Spirits, Ltd.	14,813	281
	Seven & i Holdings Co., Ltd.	17,100	268
	Asahi Group Holdings, Ltd.	23,100	242
			31,758

Communication services 7.55%
	Tencent Holdings, Ltd.	82,600	4,414
	Publicis Groupe SA	34,736	3,680
	Koninklijke KPN NV	864,650	3,147
	Singapore Telecommunications, Ltd.	660,100	1,486
	Telefónica, SA, non-registered shares	302,700	1,233
	América Móvil, SAB de CV, Class B (ADR)	84,317	1,207
	Indus Towers, Ltd.[1]	274,847	1,096
	Bharti Airtel, Ltd.	58,899	1,091
	BT Group PLC	529,743	955
	KANZHUN, Ltd., Class A (ADR)[1]	65,265	901
	MTN Group, Ltd.	174,620	852
	Deutsche Telekom AG	26,563	795
	Vodafone Group PLC	622,560	531
	NetEase, Inc.	28,600	510
	HYBE Co., Ltd.[1]	3,444	452
	Nippon Television Holdings, Inc.	24,900	431
	Universal Music Group NV	16,846	430
	KT Corp. (ADR)[4]	25,403	394
	Nintendo Co., Ltd.	6,600	384
	Schibsted ASA, Class A	11,980	371
			24,360

Health care 6.62%
	Novo Nordisk AS, Class B	70,799	6,094
	AstraZeneca PLC	33,840	4,405
	Sanofi	39,018	3,773
	EssilorLuxottica SA	11,841	2,877
	Grifols, SA, Class B (ADR)[1]	86,548	644
	HOYA Corp.	5,000	621
	Roche Holding AG, nonvoting non-registered shares	2,087	584
	bioMérieux SA	4,641	496
	Bayer AG	24,582	492
	Genus PLC	19,665	380
	Siemens Healthineers AG	6,899	366
	Chugai Pharmaceutical Co., Ltd.	5,100	224
	Akums Drugs and Pharmaceuticals, Ltd.[1]	16,884	126
	Max Healthcare Institute, Ltd.	9,259	122
	BeiGene, Ltd. (ADR)[1]	620	115
	Hypera SA, ordinary nominative shares	9,359	27
	Euroapi SA1,4	1,412	4
			21,350

Energy 4.66%
	TotalEnergies SE	107,680	5,984
	BP PLC	428,208	2,110
	Canadian Natural Resources, Ltd. (CAD denominated)	53,307	1,646
	Cameco Corp. (CAD denominated)	30,663	1,576
	Shell PLC (GBP denominated)	30,287	940
	TC Energy Corp. (CAD denominated)	16,772	782
	Gaztransport & Technigaz SA	3,790	505
	Schlumberger NV	10,432	400
	Tourmaline Oil Corp.	7,638	353
	Cenovus Energy, Inc. (CAD denominated)	15,267	231

65	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Cenovus Energy, Inc.	7,706	$117
	ADNOC Drilling Co. PJSC	227,504	330
	South Bow Corp. (CAD denominated)	3,354	79
	Sovcomflot PAO[2]	356,717	— [3]
			15,053

Materials 4.36%
	Linde PLC	4,273	1,789
	Glencore PLC	387,133	1,702
	Barrick Gold Corp.	105,268	1,632
	Rio Tinto PLC	22,772	1,340
	Fortescue, Ltd.	85,904	964
	Holcim, Ltd.	8,452	810
	Air Liquide SA	4,759	769
	Vale SA (ADR), ordinary nominative shares	45,239	401
	Vale SA, ordinary nominative shares	30,697	272
	Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	7,601	595
	Nutrien, Ltd. (CAD denominated)	12,788	572
	Sika AG	2,309	549
	Anhui Conch Cement Co., Ltd., Class H	207,000	532
	Shin-Etsu Chemical Co., Ltd.	14,000	463
	Grupo México, SAB de CV, Series B	94,371	448
	Freeport-McMoRan, Inc.	9,692	369
	Franco-Nevada Corp.	2,845	334
	Fresnillo PLC	37,174	290
	Givaudan SA	43	188
	First Quantum Minerals, Ltd.[1]	2,733	35
	Alrosa PJSC[2]	53,607	— [3]
			14,054

Utilities 2.20%
	Engie SA	139,121	2,205
	Brookfield Infrastructure Partners, LP	35,327	1,123
	SSE PLC	54,350	1,091
	Iberdrola, SA, non-registered shares	76,119	1,048
	National Grid PLC	49,466	586
	NTPC, Ltd.	82,581	322
	CPFL Energia SA	59,791	306
	Veolia Environnement SA	10,224	286
	NTPC Green Energy, Ltd.[1]	86,917	129
			7,096

Real estate 1.75%
	Embassy Office Parks REIT	323,675	1,396
	CK Asset Holdings, Ltd.	312,500	1,283
	Mitsubishi Estate Co., Ltd.	71,400	985
	Prologis Property Mexico, SA de CV, REIT	237,908	661
	Link REIT	124,268	526
	Longfor Group Holdings, Ltd.	315,742	407
	Macrotech Developers, Ltd.	12,824	208
	CapitaLand Integrated Commercial Trust REIT[1]	118,700	168
			5,634
	Total common stocks (cost: $262,996,000)		309,686
Preferred securities 0.08%
Materials 0.08%
	Gerdau SA, preferred nominative shares	86,682	252
	Total preferred securities (cost: $344,000)		252

American Funds Insurance Series	66

International Growth and Income Fund (continued)
Short-term securities 3.73%	Shares	Value (000)
Money market investments 3.62%
Capital Group Central Cash Fund 4.50%[5,6]	116,715	$11,674

Money market investments purchased with collateral from securities on loan 0.11%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[5,7]	369,164	369
Total short-term securities (cost: $12,039,000)		12,043
Total investment securities 99.79% (cost: $275,379,000)		321,981
Other assets less liabilities 0.21%		672
Net assets 100.00%		$322,653
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	652	EUR	620	UBS AG	1/16/2025	$10
Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.62%
Money market investments 3.62%
Capital Group Central Cash Fund 4.50%[5]	$10,070	$63,701	$62,101	$1	$3	$11,674	$778

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
All or a portion of this security was on loan. The total value of all such securities was $440,000, which represented .14% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Rate represents the seven-day yield at 12/31/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

67	American Funds Insurance Series

Capital Income Builder®
Investment portfolio December 31, 2024

Common stocks 77.98%		Shares	Value (000)
Financials 14.65%
	JPMorgan Chase & Co.	96,936	$23,237
	Morgan Stanley	133,554	16,790
	Zurich Insurance Group AG	17,602	10,458
	Münchener Rückversicherungs-Gesellschaft AG	19,823	9,971
	BlackRock, Inc.	9,620	9,862
	PNC Financial Services Group, Inc.	42,156	8,130
	DBS Group Holdings, Ltd.	244,716	7,828
	ING Groep NV	497,053	7,772
	Intact Financial Corp.	35,868	6,531
	American International Group, Inc.	72,544	5,281
	Wells Fargo & Co.	74,312	5,220
	Great-West Lifeco, Inc.	120,992	4,012
	Apollo Asset Management, Inc.	21,787	3,598
	Truist Financial Corp.	82,366	3,573
	Banco Bilbao Vizcaya Argentaria, SA	328,133	3,213
	AIA Group, Ltd.	439,753	3,181
	B3 SA - Brasil, Bolsa, Balcao	1,785,756	3,063
	360 ONE WAM, Ltd.	208,444	3,042
	Kaspi.kz JSC (GDR)[1]	21,756	2,060
	Kaspi.kz JSC (ADR)	9,921	940
	East West Bancorp, Inc.	30,354	2,907
	Mizuho Financial Group, Inc.	117,900	2,877
	KB Financial Group, Inc.	46,010	2,609
	CME Group, Inc., Class A	11,181	2,597
	Hana Financial Group, Inc.	66,938	2,560
	Euronext NV	22,136	2,481
	NatWest Group PLC	453,887	2,285
	Blackstone, Inc.	12,991	2,240
	Swedbank AB, Class A	112,245	2,214
	Sampo Oyj, Class A	53,498	2,188
	Power Corporation of Canada, subordinate voting shares[2]	69,927	2,181
	Toronto-Dominion Bank (The) (CAD denominated)	37,975	2,022
	TPG, Inc., Class A	31,786	1,997
	Tokio Marine Holdings, Inc.	53,900	1,930
	State Street Corp.	19,064	1,871
	Principal Financial Group, Inc.	23,643	1,830
	Webster Financial Corp.	32,868	1,815
	Bank Central Asia Tbk PT	2,865,300	1,717
	3i Group PLC	33,804	1,502
	BNP Paribas SA	24,132	1,478
	EFG International AG	100,617	1,458
	Skandinaviska Enskilda Banken AB, Class A	102,261	1,401
	UniCredit SpA	33,859	1,352
	Bank Mandiri (Persero) Tbk PT	3,740,600	1,317
	Resona Holdings, Inc.	178,800	1,301
	Hong Kong Exchanges and Clearing, Ltd.	33,200	1,260
	Samsung Fire & Marine Insurance Co., Ltd.	5,066	1,232
	National Bank of Canada	13,044	1,189
	Banco Santander, SA	230,887	1,068
	Western Union Co.	98,671	1,046
	Canadian Imperial Bank of Commerce (CAD denominated)	15,965	1,010
	Deutsche Bank AG	56,350	971
	SouthState Corp.	7,682	764
	Patria Investments, Ltd., Class A	65,011	756
	Citizens Financial Group, Inc.	15,883	695
	Vontobel Holding AG	9,350	655
	Houlihan Lokey, Inc., Class A	3,658	635
	Fukuoka Financial Group, Inc.	21,800	547
	First American Financial Corp.	6,638	414

American Funds Insurance Series	68

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	DNB Bank ASA	17,352	$346
	Sberbank of Russia PJSC[3]	204,176	— [4]
	SVB Financial Group, Class C, Trust Units[3,5]	1,520	— [4]
			200,480

Information technology 11.49%
	Broadcom, Inc.	303,625	70,393
	Microsoft Corp.	61,830	26,061
	Taiwan Semiconductor Manufacturing Co., Ltd.	714,800	23,341
	Accenture PLC, Class A	24,565	8,642
	Texas Instruments, Inc.	31,493	5,905
	Seagate Technology Holdings PLC	54,382	4,694
	SAP SE	16,500	4,038
	KLA Corp.	3,913	2,466
	HCL Technologies, Ltd.	104,069	2,328
	Tokyo Electron, Ltd.	14,100	2,137
	MediaTek, Inc.	48,000	2,061
	TDK Corp.	133,800	1,722
	Analog Devices, Inc.	6,855	1,456
	GlobalWafers Co., Ltd.	84,938	985
	Intel Corp.	29,886	599
	Capgemini SE	2,349	383
			157,211

Health care 9.61%
	AbbVie, Inc.	157,442	27,977
	Abbott Laboratories	167,086	18,899
	Gilead Sciences, Inc.	179,279	16,560
	AstraZeneca PLC	96,039	12,502
	Amgen, Inc.	47,795	12,457
	Sanofi	105,511	10,203
	Medtronic PLC	87,393	6,981
	UnitedHealth Group, Inc.	9,535	4,823
	Bristol-Myers Squibb Co.	81,656	4,619
	Roche Holding AG, nonvoting non-registered shares	12,586	3,523
	Merck & Co., Inc.	31,200	3,104
	Takeda Pharmaceutical Co., Ltd.	94,525	2,506
	EssilorLuxottica SA	8,733	2,122
	GSK PLC	94,219	1,578
	EBOS Group, Ltd.	66,494	1,399
	Novartis AG	10,627	1,034
	Novo Nordisk AS, Class B	9,851	848
	CVS Health Corp.	10,273	461
			131,596

Industrials 9.44%
	RTX Corp.	199,530	23,090
	Volvo AB, Class B	363,228	8,814
	Siemens AG	43,221	8,440
	Deutsche Post AG	207,885	7,318
	Union Pacific Corp.	25,658	5,851
	Paychex, Inc.	40,310	5,652
	BAE Systems PLC	387,807	5,564
	Honeywell International, Inc.	24,452	5,523
	FedEx Corp.	18,032	5,073
	RELX PLC	111,209	5,039
	Mitsubishi Corp.	277,081	4,533
	Canadian National Railway Co. (CAD denominated)	43,378	4,405
	Carrier Global Corp.	51,551	3,519
	Broadridge Financial Solutions, Inc.	15,234	3,444
	Automatic Data Processing, Inc.	11,186	3,275
	Marubeni Corp.	205,700	3,082

69	American Funds Insurance Series

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Singapore Technologies Engineering, Ltd.	789,700	$2,693
	SGS SA	26,839	2,687
	UL Solutions, Inc., Class A	46,532	2,321
	Trinity Industries, Inc.	59,105	2,075
	Robert Half, Inc.	28,150	1,983
	ITOCHU Corp.	40,100	1,974
	Airbus SE, non-registered shares	12,164	1,939
	Northrop Grumman Corp.	3,377	1,585
	Bureau Veritas SA	50,133	1,524
	Logista Integral SA, non-registered shares	47,027	1,423
	Trelleborg AB, Class B	37,852	1,293
	Schneider Electric SE	5,014	1,239
	Transurban Group	110,377	913
	General Dynamics Corp.	2,967	782
	Sulzer AG	5,386	777
	PACCAR, Inc.	6,849	712
	Brambles, Ltd.	37,217	442
	ABB, Ltd.	4,658	251
			129,235

Consumer staples 8.01%
	Philip Morris International, Inc.	297,688	35,827
	British American Tobacco PLC	386,937	14,031
	British American Tobacco PLC (ADR)	38,810	1,410
	Mondelez International, Inc., Class A	156,166	9,328
	Imperial Brands PLC	238,535	7,623
	ITC, Ltd.	839,394	4,739
	Nestlé SA	50,868	4,171
	PepsiCo, Inc.	24,484	3,723
	Altria Group, Inc.	57,408	3,002
	Danone SA	44,001	2,961
	General Mills, Inc.	40,948	2,611
	Kimberly-Clark Corp.	19,036	2,494
	Carlsberg A/S, Class B	23,866	2,286
	Lamb Weston Holdings, Inc.	32,007	2,139
	Sysco Corp.	27,470	2,100
	Suntory Beverage & Food, Ltd.	49,000	1,555
	WH Group, Ltd.	1,953,000	1,514
	Procter & Gamble Co.	7,763	1,301
	Molson Coors Beverage Co., Class B, restricted voting shares	21,911	1,256
	Target Corp.	8,226	1,112
	Coca-Cola Co.	14,818	923
	Anheuser-Busch InBev SA/NV	15,143	758
	Dollar General Corp.	9,798	743
	Pernod Ricard SA	5,529	618
	Unilever PLC	8,458	479
	Constellation Brands, Inc., Class A	1,891	418
	Scandinavian Tobacco Group A/S	24,914	330
	Tsingtao Brewery Co., Ltd., Class H	24,000	176
			109,628

Utilities 6.02%
	Dominion Energy, Inc.	128,518	6,922
	DTE Energy Co.	56,745	6,852
	Iberdrola, SA, non-registered shares	482,941	6,650
	Engie SA	407,995	6,467
	SSE PLC	290,080	5,822
	Edison International	71,115	5,678
	Sempra	59,912	5,255
	Pinnacle West Capital Corp.	61,161	5,185
	National Grid PLC	395,276	4,684
	CenterPoint Energy, Inc.	144,398	4,582

American Funds Insurance Series	70

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Utilities (continued)
	Duke Energy Corp.	40,596	$4,374
	E.ON SE	374,067	4,356
	Southern Co. (The)	43,268	3,562
	Entergy Corp.	33,908	2,571
	Power Grid Corporation of India, Ltd.	597,955	2,154
	Atmos Energy Corp.	15,323	2,134
	AES Corp.	127,763	1,644
	Enel SpA	222,605	1,592
	SembCorp Industries, Ltd.	254,500	1,028
	Power Assets Holdings, Ltd.	127,000	887
			82,399

Energy 5.03%
	Exxon Mobil Corp.	127,538	13,719
	Canadian Natural Resources, Ltd. (CAD denominated)	350,146	10,811
	TC Energy Corp. (CAD denominated)[2]	193,622	9,023
	EOG Resources, Inc.	50,071	6,138
	TotalEnergies SE	97,307	5,407
	Shell PLC (GBP denominated)	143,457	4,453
	Shell PLC (ADR)	7,865	493
	ConocoPhillips	39,708	3,938
	BP PLC	758,103	3,736
	EQT Corp.	69,667	3,212
	Chevron Corp.	17,862	2,587
	South Bow Corp. (CAD denominated)	100,885	2,381
	DT Midstream, Inc.	10,047	999
	Cenovus Energy, Inc.	56,693	859
	Schlumberger NV	16,544	634
	Neste OYJ	32,626	412
	New Fortress Energy, Inc., Class A6	949	14
			68,816

Consumer discretionary 4.81%
	McDonald’s Corp.	45,353	13,147
	Home Depot, Inc.	25,170	9,791
	LVMH Moët Hennessy-Louis Vuitton SE	9,520	6,225
	YUM! Brands, Inc.	30,062	4,033
	Midea Group Co., Ltd., Class A	375,775	3,867
	Industria de Diseño Textil, SA	70,801	3,625
	Darden Restaurants, Inc.	17,846	3,332
	Evolution AB	35,832	2,750
	Restaurant Brands International, Inc.	41,745	2,721
	Tractor Supply Co.	50,210	2,664
	Aristocrat Leisure, Ltd.	53,860	2,274
	Vail Resorts, Inc.	12,006	2,251
	Starbucks Corp.	22,803	2,081
	Amadeus IT Group SA, Class A, non-registered shares	23,266	1,637
	NEXT PLC	12,561	1,493
	Galaxy Entertainment Group, Ltd.	271,000	1,142
	Las Vegas Sands Corp.	18,561	953
	Compagnie Financière Richemont SA, Class A	5,142	782
	OPAP SA	26,284	427
	Jumbo SA	13,271	351
	International Game Technology PLC	17,882	316
			65,862

Real estate 3.94%
	VICI Properties, Inc. REIT	702,458	20,519
	Prologis, Inc. REIT	43,252	4,572
	American Tower Corp. REIT	23,060	4,229
	Extra Space Storage, Inc. REIT	23,933	3,580
	Welltower, Inc. REIT	27,916	3,518

71	American Funds Insurance Series

Capital Income Builder® (continued)
Common stocks (continued)		Shares	Value (000)
Real estate (continued)
	Rexford Industrial Realty, Inc. REIT	84,140	$3,253
	Public Storage REIT	6,113	1,830
	Mindspace Business Parks REIT	248,348	1,048
	Mindspace Business Parks REIT[5]	132,674	560
	Equinix, Inc. REIT	1,676	1,580
	CK Asset Holdings, Ltd.	310,500	1,275
	Link REIT	292,348	1,237
	CTP NV	75,076	1,155
	UDR, Inc. REIT	22,406	973
	Digital Realty Trust, Inc. REIT	5,406	959
	SBA Communications Corp. REIT, Class A	4,536	924
	Sun Communities, Inc. REIT	5,518	679
	Embassy Office Parks REIT	140,661	607
	Lineage, Inc. REIT	9,785	573
	Longfor Group Holdings, Ltd.	357,634	461
	POWERGRID Infrastructure Investment Trust REIT	322,317	319
	Kimco Realty Corp. REIT	5,095	119
			53,970

Communication services 2.57%
	Singapore Telecommunications, Ltd.	2,319,700	5,223
	Comcast Corp., Class A	129,542	4,862
	Koninklijke KPN NV	1,116,121	4,062
	T-Mobile US, Inc.	18,087	3,992
	Verizon Communications, Inc.	85,602	3,423
	Publicis Groupe SA	31,849	3,374
	Deutsche Telekom AG	80,793	2,418
	América Móvil, SAB de CV, Class B (ADR)	166,757	2,386
	TELUS Corp.	120,227	1,630
	HKT Trust and HKT, Ltd., units	946,240	1,170
	Omnicom Group, Inc.	12,215	1,051
	NetEase, Inc.	42,000	749
	SoftBank Corp.	312,400	393
	Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	376
			35,109

Materials 2.41%
	Air Products and Chemicals, Inc.	27,852	8,078
	Rio Tinto PLC	126,549	7,449
	Smurfit Westrock PLC	102,884	5,541
	Linde PLC	10,070	4,216
	Shin-Etsu Chemical Co., Ltd.	49,962	1,652
	Anglo American PLC	52,872	1,566
	Eastman Chemical Co.	10,469	956
	Vale SA (ADR), ordinary nominative shares	91,722	814
	Dow, Inc.	14,269	573
	Barrick Gold Corp.	32,045	497
	Evonik Industries AG	27,512	477
	Celanese Corp.	6,215	430
	UPM-Kymmene OYJ	15,480	426
	Antofagasta PLC	15,107	299
	Nitto Denko Corp.	2,500	42
			33,016
	Total common stocks (cost: $805,898,000)		1,067,322

American Funds Insurance Series	72

Capital Income Builder® (continued)
Convertible stocks 0.16%		Shares	Value (000)
Utilities 0.16%
	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	29,939	$1,225
	PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	18,300	911
	Total convertible stocks (cost: $2,189,000)		2,136
Bonds, notes & other debt instruments 15.07%		Principal amount (000)
Mortgage-backed obligations 7.20%
Federal agency mortgage-backed obligations 5.90%
	Fannie Mae Pool #695412 5.00% 6/1/2033[7]	USD— [4]	— [4]
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[7]	872	802
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[7]	1	1
	Fannie Mae Pool #931768 5.00% 8/1/2039[7]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[7]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[7]	2	2
	Fannie Mae Pool #AE0311 3.50% 8/1/2040[7]	7	6
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[7]	8	8
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[7]	5	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[7]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[7]	3	3
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[7]	2	2
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[7]	4	4
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[7]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[7]	1	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[7]	2	2
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[7]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[7]	27	25
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[7]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[7]	23	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[7]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[7]	3	3
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	31	28
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[7]	169	152
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[7]	1,939	1,741
	Fannie Mae Pool #CA5540 3.00% 4/1/2050[7]	2,684	2,317
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[7]	313	273
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[7]	118	102
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[7]	81	70
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[7]	44	38
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	13	11
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[7]	133	114
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[7]	85	73
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[7]	44	34
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[7]	130	112
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	164	141
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	20	17
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	15	13
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[7]	114	98
	Fannie Mae Pool #CB2527 2.00% 12/1/2051[7]	176	138
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[7]	19	16
	Fannie Mae Pool #BV0790 3.50% 1/1/2052[7]	83	74
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	844	730
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[7]	481	413
	Fannie Mae Pool #CB3179 3.50% 3/1/2052[7]	284	253
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[7]	110	100
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[7]	55	53
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[7]	154	120
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[7]	114	112
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[7]	103	102
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	156	154
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	99	98
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[7]	92	89

73	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB6012 4.00% 4/1/2053[7]	USD808	$740
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[7]	74	72
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[7]	3,189	3,085
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	61	59
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	266	263
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[7]	1,493	1,503
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	329	326
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[7]	395	397
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[7]	243	246
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[7]	184	186
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[7]	277	254
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[7]	102	96
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[7]	128	124
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[7]	94	91
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	855	846
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	437	439
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[7]	940	860
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]	9	9
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]	48	49
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[7]	2,271	2,322
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	714	718
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[7]	75	77
	Fannie Mae Pool #FS6509 7.00% 11/1/2053[7]	355	368
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[7]	28	28
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]	30	31
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]	894	883
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]	125	126
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]	67	68
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[7]	992	985
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[7]	324	331
	Fannie Mae Pool #FS7810 7.00% 4/1/2054[7]	662	687
	Fannie Mae Pool #MA5354 6.00% 5/1/2054[7]	124	125
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[7]	45	46
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	412	418
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[7]	133	134
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[7]	27	27
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[7]	19	19
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]	157	156
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[7]	854	860
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	194	196
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[7]	173	174
	Fannie Mae Pool #DB6905 6.00% 7/1/2054[7]	113	114
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[7]	104	105
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[7]	87	87
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[7]	20	20
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[7]	31	32
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]	2,836	2,871
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[7]	364	366
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[7]	10	10
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[7]	10	10
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]	10	10
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[7]	9	9
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]	8	8
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[7]	5,326	5,441
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[7]	20	20
	Fannie Mae Pool #BU4967 5.50% 9/1/2054[7]	2,965	2,927
	Fannie Mae Pool #MA5470 5.50% 9/1/2054[7]	424	419
	Fannie Mae Pool #FS9001 5.50% 9/1/2054[7]	35	35
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[7]	242	240
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[7]	29	27
	Fannie Mae Pool #DC9197 4.50% 12/1/2054[7]	603	567

American Funds Insurance Series	74

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DC7351 4.50% 12/1/2054[7]	USD7	$6
	Fannie Mae Pool #BU5259 6.50% 12/1/2054[7]	14	14
	Fannie Mae Pool #BF0142 5.50% 8/1/2056[7]	338	344
	Fannie Mae Pool #BF0342 5.50% 1/1/2059[7]	227	227
	Fannie Mae Pool #BM6737 4.50% 11/1/2059[7]	560	533
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	384	321
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[7]	66	55
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[7]	115	96
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[7]	1	1
	Freddie Mac Pool #G67711 4.00% 3/1/2048[7]	190	177
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[7]	15	14
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[7]	13	12
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[7]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[7]	23	22
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[7]	10	10
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[7]	42	40
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[7]	22	21
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[7]	15	15
	Freddie Mac Pool #ZT1704 4.50% 1/1/2049[7]	994	951
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	13	12
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[7]	142	122
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[7]	67	58
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[7]	138	118
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[7]	50	40
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[7]	826	703
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[7]	472	401
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	328	301
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[7]	796	750
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]	195	166
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[7]	115	98
	Freddie Mac Pool #SD1584 4.50% 9/1/2052[7]	172	165
	Freddie Mac Pool #QE9222 5.00% 9/1/2052[7]	603	584
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[7]	290	286
	Freddie Mac Pool #SD5845 3.50% 11/1/2052[7]	2,520	2,233
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[7]	107	106
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[7]	23	20
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[7]	454	428
	Freddie Mac Pool #SD8286 4.00% 1/1/2053[7]	785	719
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	98	95
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[7]	543	537
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[7]	411	407
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	32	31
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	1,026	1,014
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[7]	81	82
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	16	17
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	13	14
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	14	14
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	13	13
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	9	9
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	6	7
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	5	5
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	3	3
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	2,267	2,242
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[7]	20	20
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	18	18
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[7]	224	221
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[7]	1,368	1,397
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	881	852
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]	47	47
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]	10	10
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[7]	54	50

75	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[7]	USD1,155	$1,199
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[7]	8	9
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[7]	2,862	2,970
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]	17	17
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[7]	1,410	1,417
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[7]	183	187
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	918	906
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]	19	18
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]	9	9
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[7]	471	476
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[7]	10	10
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[7]	278	276
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[7]	297	298
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[7]	18	18
	Freddie Mac Pool #QI7522 5.50% 6/1/2054[7]	125	123
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	24	24
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[7]	127	127
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]	77	77
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]	390	392
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[7]	303	308
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[7]	258	261
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[7]	220	223
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	79	80
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]	19	20
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[7]	18	18
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]	254	255
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[7]	19	20
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[7]	19	20
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[7]	20	20
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[7]	19	19
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]	10	10
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[7]	6	6
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[7]	18	19
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[7]	7	7
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]	39	39
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]	20	20
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]	20	20
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]	19	19
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]	9	9
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[7]	232	237
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[7]	33	30
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[7]	86	81
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[7]	55	53
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[7]	67	66
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[7]	19	19
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[7]	55	50
	Freddie Mac Pool #SD8490 4.50% 12/1/2054[7]	120	113
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[7]	341	337
	Freddie Mac Pool #SD8486 6.50% 1/1/2055[7]	4	4
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,8]	160	155
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	94	88
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	198	182
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	190	176
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	84	74
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	70	62

American Funds Insurance Series	76

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	USD15	$14
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[7]	864	755
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[7]	308	292
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	485	458
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[7]	13	13
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[7]	9	8
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	728	699
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[7]	1,050	981
	Government National Mortgage Assn. 5.50% 1/1/2055[7,9]	609	604
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[7]	169	162
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[7]	2,932	2,705
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]	62	57
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[7]	222	204
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[7]	398	387
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[7]	1,066	1,036
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[7]	26	24
	Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[7]	— [4]	— [4]
	Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[7]	— [4]	— [4]
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[7]	— [4]	— [4]
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[7,9]	801	727
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[7,9]	60	47
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[7,9]	76	62
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[7,9]	799	707
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[7,9]	560	526
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[7,9]	316	305
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[7,9]	689	648
			80,823

Collateralized mortgage-backed obligations (privately originated) 0.67%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,7,8]	98	86
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,7,10]	671	642
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,7,8]	64	58
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,7]	76	69
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,7,8]	226	223
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,7,8]	426	414
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,7,8]	149	139
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,7,8]	8	7
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,7,8]	31	32
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[1,7,8]	285	288
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[1,7,8]	99	99
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,7,8]	89	89
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,7,8]	87	88
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,7]	61	62
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,7,8]	61	62

77	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2042[1,7,8]	USD11	$11
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,7,8]	16	16
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[1,7,8]	64	68
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[1,7,8]	236	237
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[1,7,8]	90	90
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.383% 1/25/2050[1,7,8]	39	39
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,7,8]	224	226
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,7,10]	118	119
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,7]	87	85
	HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,7,10]	872	875
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,7,10]	143	142
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,7,10]	61	60
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,7,10]	102	102
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,7,10]	592	586
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,7,10]	150	152
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,7,8]	165	162
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,7,10]	205	207
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,7,10]	441	445
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,7,10]	1,132	1,136
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,7]	554	504
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,7]	97	93
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,7]	309	282
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,7,8]	7	6
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[1,7,8]	140	141
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,7,8]	2	2
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,7,8]	22	21
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,7,8]	22	22
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,7,8]	13	13
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,7]	355	319
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]	94	94
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,7]	195	187
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,7]	167	165
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,7,10]	90	91
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,7,8]	107	107
			9,163

American Funds Insurance Series	78

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 0.63%
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029[1,7,8]	USD296	$295
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[7]	41	42
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[7,8]	122	126
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,7,8]	329	331
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,7,8]	332	334
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,7,8]	106	106
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,7,8]	648	647
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,7,8]	266	265
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.158% 10/15/2036[1,7,8]	100	100
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,7,8]	119	120
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[1,7,8]	152	152
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.912% 6/15/2038[1,7,8]	88	88
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.012% 11/15/2038[1,7,8]	87	86
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,7,8]	181	183
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[1,7,8]	51	51
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,7,8]	590	584
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,7,8]	100	101
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,7,8]	120	121
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,7,8]	237	241
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,7,8]	574	582
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,7,8]	583	589
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,7,8]	530	536
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[1,7,8]	213	215
	ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[1,7,8]	191	193
	ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[1,7,8]	133	134
	ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[1,7,8]	120	121
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,7,8]	100	101
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[1,7,8]	100	101
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,7,8]	88	88
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[7]	73	74
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,7]	187	193
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,7,8]	592	589
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 5.844% 5/17/2038[1,7,8]	300	300
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,7,8]	100	101
	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039[1,7,8]	243	246
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[1,7,8]	112	113
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[1,7,8]	345	345
			8,594
	Total mortgage-backed obligations		98,580

79	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.26%
U.S. Treasury 4.26%
	U.S. Treasury 3.875% 3/31/2025	USD5,877	$5,871
	U.S. Treasury 4.625% 6/30/2025	4,793	4,805
	U.S. Treasury 4.00% 2/15/2026	2,369	2,363
	U.S. Treasury 0.75% 3/31/2026	1	1
	U.S. Treasury 0.75% 5/31/2026	3,850	3,668
	U.S. Treasury 1.875% 6/30/2026	3,855	3,725
	U.S. Treasury 1.125% 10/31/2026	995	941
	U.S. Treasury 2.00% 11/15/2026[11]	2,800	2,688
	U.S. Treasury 4.625% 11/15/2026	1,200	1,208
	U.S. Treasury 4.25% 11/30/2026	4,205	4,205
	U.S. Treasury 4.00% 1/15/2027	6,541	6,511
	U.S. Treasury 0.50% 4/30/2027	2,375	2,179
	U.S. Treasury 2.625% 5/31/2027	80	77
	U.S. Treasury 4.00% 12/15/2027	7,217	7,163
	U.S. Treasury 4.00% 2/29/2028	745	739
	U.S. Treasury 1.25% 3/31/2028	1,350	1,227
	U.S. Treasury 3.625% 3/31/2028	4	3
	U.S. Treasury 4.00% 7/31/2029	25	25
	U.S. Treasury 4.375% 12/31/2029	390	390
	U.S. Treasury 4.00% 2/28/2030	1,169	1,148
	U.S. Treasury 6.25% 5/15/2030	345	375
	U.S. Treasury 4.50% 12/31/2031	1,501	1,507
	U.S. Treasury 4.125% 11/15/2032	9	9
	U.S. Treasury 4.375% 5/15/2034	18	18
	U.S. Treasury 4.25% 11/15/2034	213	208
	U.S. Treasury 4.50% 8/15/2039	1,045	1,018
	U.S. Treasury 4.75% 2/15/2041[11]	1,730	1,724
	U.S. Treasury 2.00% 11/15/2041	300	202
	U.S. Treasury 4.125% 8/15/2044	722	654
	U.S. Treasury 2.375% 5/15/2051[11]	196	124
	U.S. Treasury 4.00% 11/15/2052	152	133
	U.S. Treasury 4.25% 8/15/2054[11]	3,744	3,426
	Total U.S. Treasury bonds & notes		58,335
Corporate bonds, notes & loans 2.34%
Financials 0.45%
	American Express Co. 4.90% 2/13/2026	28	28
	American International Group, Inc. 5.125% 3/27/2033	17	17
	Aon Corp. 5.35% 2/28/2033	21	21
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	58	58
	Arthur J. Gallagher & Co. 5.00% 2/15/2032	7	7
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[10]	26	23
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[10]	238	200
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	118	117
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]	75	75
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,10]	400	404
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,10]	200	202
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[10]	43	44
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[10]	45	47
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	95	97
	Chubb INA Holdings, LLC 5.00% 3/15/2034	35	35
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]	85	85
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[10]	35	30
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	50	51
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]	120	122
	Corebridge Financial, Inc. 3.85% 4/5/2029	180	172
	Corebridge Financial, Inc. 3.90% 4/5/2032	32	29
	Corebridge Financial, Inc. 4.35% 4/5/2042	7	6

American Funds Insurance Series	80

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,10]	USD200	$197
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	300	314
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[10]	150	147
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[10]	5	5
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[10]	60	61
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]	111	96
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[10]	80	81
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[10]	40	39
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[10]	78	78
	JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[10]	65	65
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[10]	73	72
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]	50	51
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[10]	198	197
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]	20	17
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]	55	55
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[10]	75	77
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[10]	328	325
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	24
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
	Mastercard, Inc. 4.875% 3/9/2028	31	31
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[10]	25	25
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[10]	140	142
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[10]	35	35
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[10]	40	41
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[10]	57	56
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[10]	488	478
	Navient Corp. 5.00% 3/15/2027	150	147
	New York Life Global Funding 3.00% 1/10/2028[1]	150	143
	PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[10]	35	35
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[10]	50	51
	Ryan Specialty, LLC 5.875% 8/1/2032[1]	100	99
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[10]	28	28
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[10]	11	11
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[10]	50	49
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[10]	10	10
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[10]	40	40
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[10]	70	72
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[10]	85	86
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,10]	200	203
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,10]	374	353
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]	98	100
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[10]	84	84
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	104	111
			6,225

Health care 0.39%
	AbbVie, Inc. 5.05% 3/15/2034	175	173
	AbbVie, Inc. 5.35% 3/15/2044	25	24
	AbbVie, Inc. 5.40% 3/15/2054	240	231
	AbbVie, Inc. 5.50% 3/15/2064	25	24
	Amgen, Inc. 5.507% 3/2/2026	30	30
	Amgen, Inc. 5.15% 3/2/2028	55	55
	Amgen, Inc. 4.05% 8/18/2029	100	96
	Amgen, Inc. 5.25% 3/2/2030	124	125
	Amgen, Inc. 4.20% 3/1/2033	133	123
	Amgen, Inc. 5.25% 3/2/2033	71	70

81	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Amgen, Inc. 5.60% 3/2/2043	USD105	$102
	Amgen, Inc. 4.20% 2/22/2052	19	15
	Amgen, Inc. 4.875% 3/1/2053	25	21
	Amgen, Inc. 5.65% 3/2/2053	37	36
	Amgen, Inc. 5.75% 3/2/2063	85	82
	Astrazeneca Finance, LLC 5.00% 2/26/2034	50	49
	Baxter International, Inc. 3.132% 12/1/2051	25	16
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	95
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	262
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	295
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	316
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	96
	Centene Corp. 4.625% 12/15/2029	530	502
	Centene Corp. 3.375% 2/15/2030	179	160
	Centene Corp. 2.625% 8/1/2031	40	33
	CVS Health Corp. 5.125% 2/21/2030	50	49
	CVS Health Corp. 5.25% 2/21/2033	23	22
	CVS Health Corp. 5.70% 6/1/2034	97	95
	CVS Health Corp. 6.00% 6/1/2044	50	47
	CVS Health Corp. 5.625% 2/21/2053	55	49
	CVS Health Corp. 6.05% 6/1/2054	50	47
	Elevance Health, Inc. 4.95% 11/1/2031	30	30
	Elevance Health, Inc. 5.20% 2/15/2035	13	13
	Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
	HCA, Inc. 2.375% 7/15/2031	18	15
	Humana, Inc. 3.70% 3/23/2029	12	11
	Humana, Inc. 5.375% 4/15/2031	35	35
	Medline Borrower, LP 6.25% 4/1/2029[1]	380	384
	Merck & Co., Inc. 1.70% 6/10/2027	118	111
	Merck & Co., Inc. 3.40% 3/7/2029	110	105
	Merck & Co., Inc. 4.50% 5/17/2033	35	34
	Merck & Co., Inc. 4.90% 5/17/2044	35	32
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	40	35
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	22
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	7	7
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	354
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	647
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	64
			5,297

Consumer discretionary 0.24%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	18	16
	Advance Auto Parts, Inc. 3.50% 3/15/2032	12	10
	Bath & Body Works, Inc. 6.875% 11/1/2035	150	154
	BMW US Capital, LLC 4.15% 4/9/2030[1]	290	277
	BMW US Capital, LLC 3.70% 4/1/2032[1]	25	23
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[1]	150	151
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[1]	150	151
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]	150	126
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	199
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	695
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	294
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	599
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
	General Motors Financial Co., Inc. 5.45% 9/6/2034	27	26
	Hyundai Capital America 5.275% 6/24/2027[1]	55	56
	McDonald’s Corp. 3.60% 7/1/2030	12	11

American Funds Insurance Series	82

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	McDonald’s Corp. 4.60% 9/9/2032	USD3	$3
	McDonald’s Corp. 4.95% 8/14/2033	3	3
	McDonald’s Corp. 5.15% 9/9/2052	10	9
	Toyota Motor Credit Corp. 5.40% 11/10/2025	228	230
			3,240

Energy 0.23%
	Apache Corp. 4.25% 1/15/2030	385	362
	Baytex Energy Corp. 7.375% 3/15/2032[1]	600	585
	Cenovus Energy, Inc. 5.40% 6/15/2047	44	39
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[1]	9	9
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	270	263
	Diamondback Energy, Inc. 5.40% 4/18/2034	41	40
	Energy Transfer, LP 6.10% 12/1/2028	41	43
	Energy Transfer, LP 5.25% 7/1/2029	23	23
	Energy Transfer, LP 6.40% 12/1/2030	34	36
	Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
	Equinor ASA 2.375% 5/22/2030	365	324
	Hilcorp Energy I, LP 6.875% 5/15/2034[1]	400	374
	NFE Financing, LLC 12.00% 11/15/2029[1]	148	156
	Petroleos Mexicanos 6.50% 1/23/2029	20	19
	Petroleos Mexicanos 8.75% 6/2/2029	177	177
	Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	200	188
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]	3	3
	TotalEnergies Capital SA 4.724% 9/10/2034	17	16
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	595	533
			3,196

Communication services 0.20%
	América Móvil, SAB de CV 8.46% 12/18/2036	MXN1,300	53
	AT&T, Inc. 3.50% 6/1/2041	USD75	57
	CCO Holdings, LLC 4.75% 2/1/2032[1]	25	22
	CCO Holdings, LLC 4.25% 1/15/2034[1]	655	532
	Charter Communications Operating, LLC 6.10% 6/1/2029	41	42
	Meta Platforms, Inc. 4.30% 8/15/2029	40	39
	Meta Platforms, Inc. 4.75% 8/15/2034	53	52
	Meta Platforms, Inc. 5.40% 8/15/2054	29	28
	Meta Platforms, Inc. 5.55% 8/15/2064	40	39
	Netflix, Inc. 4.90% 8/15/2034	16	16
	Netflix, Inc. 5.40% 8/15/2054	6	6
	SBA Tower Trust 1.631% 11/15/2026[1]	253	237
	Sirius XM Radio, LLC 4.00% 7/15/2028[1]	780	720
	T-Mobile USA, Inc. 3.875% 4/15/2030	625	588
	T-Mobile USA, Inc. 2.55% 2/15/2031	203	175
	T-Mobile USA, Inc. 6.00% 6/15/2054	69	70
	Verizon Communications, Inc. 1.75% 1/20/2031	142	117
			2,793

Utilities 0.19%
	AEP Transmission Co., LLC 3.80% 6/15/2049	45	34
	Consumers Energy Co. 4.625% 5/15/2033	25	24
	DTE Energy Co. 3.00% 3/1/2032	42	37
	Duke Energy Florida, LLC 5.95% 11/15/2052	25	25
	Edison International 4.125% 3/15/2028	132	128
	Edison International 5.45% 6/15/2029	25	25
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,10]	200	226
	Eversource Energy 5.50% 1/1/2034	25	25
	FirstEnergy Corp. 2.65% 3/1/2030	393	349

83	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	FirstEnergy Corp. 2.25% 9/1/2030	USD107	$92
	Florida Power & Light Co. 5.05% 4/1/2028	70	71
	Florida Power & Light Co. 5.10% 4/1/2033	35	35
	NiSource, Inc. 5.40% 6/30/2033	25	25
	Pacific Gas and Electric Co. 2.95% 3/1/2026	97	95
	Pacific Gas and Electric Co. 3.75% 7/1/2028	105	100
	Pacific Gas and Electric Co. 4.65% 8/1/2028	284	280
	Pacific Gas and Electric Co. 2.50% 2/1/2031	375	321
	Pacific Gas and Electric Co. 6.40% 6/15/2033	50	53
	Pacific Gas and Electric Co. 5.80% 5/15/2034	50	51
	Pacific Gas and Electric Co. 4.95% 7/1/2050	162	141
	Pacific Gas and Electric Co. 5.90% 10/1/2054	25	25
	PacifiCorp 5.30% 2/15/2031	35	35
	PacifiCorp 5.50% 5/15/2054	95	89
	PacifiCorp 5.80% 1/15/2055	25	24
	Southern California Edison Co. 5.20% 6/1/2034	40	40
	Southern California Edison Co. 3.60% 2/1/2045	206	152
	Union Electric Co. 3.90% 4/1/2052	25	19
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
			2,546

Industrials 0.18%
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[1,3,8,12]	300	298
	BAE Systems PLC 5.30% 3/26/2034[1]	200	199
	Boeing Co. (The) 2.75% 2/1/2026	91	89
	Boeing Co. (The) 6.259% 5/1/2027	376	385
	Boeing Co. (The) 6.298% 5/1/2029	12	12
	Boeing Co. (The) 3.625% 2/1/2031	178	162
	Boeing Co. (The) 6.388% 5/1/2031	92	96
	Boeing Co. (The) 6.528% 5/1/2034	585	613
	Boeing Co. (The) 5.805% 5/1/2050	80	74
	Boeing Co. (The) 6.858% 5/1/2054	56	60
	Canadian Pacific Railway Co. 3.10% 12/2/2051	102	66
	Carrier Global Corp. 3.577% 4/5/2050	3	2
	CSX Corp. 4.75% 11/15/2048	50	44
	CSX Corp. 4.50% 11/15/2052	35	30
	L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
	L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
	Lockheed Martin Corp. 5.10% 11/15/2027	19	19
	Lockheed Martin Corp. 5.20% 2/15/2064	8	7
	Moog, Inc. 4.25% 12/9/2027[1]	55	53
	Norfolk Southern Corp. 5.35% 8/1/2054	51	49
	Northrop Grumman Corp. 4.95% 3/15/2053	21	19
	Republic Services, Inc. 5.00% 4/1/2034	13	13
	RTX Corp. 6.00% 3/15/2031	35	37
	RTX Corp. 6.10% 3/15/2034	27	28
	RTX Corp. 6.40% 3/15/2054	22	24
	Union Pacific Corp. 2.80% 2/14/2032	17	15
	Union Pacific Corp. 3.50% 2/14/2053	20	14
	Waste Management, Inc. 4.625% 2/15/2030	60	59
	Waste Management, Inc. 4.95% 3/15/2035	16	16
	Waste Management, Inc. 5.35% 10/15/2054	25	24
			2,535

Real estate 0.18%
	American Tower Corp. 4.05% 3/15/2032	11	10
	Boston Properties, LP 2.45% 10/1/2033	7	5
	Boston Properties, LP 6.50% 1/15/2034	38	40
	Boston Properties, LP 5.75% 1/15/2035	95	93

American Funds Insurance Series	84

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Crown Castle, Inc. 5.00% 1/11/2028	USD54	$54
	Equinix, Inc. 1.55% 3/15/2028	25	23
	Equinix, Inc. 3.20% 11/18/2029	144	133
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	530	485
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	483
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	20	21
	MPT Operating Partnership, LP 5.00% 10/15/2027	475	401
	Prologis, LP 5.00% 3/15/2034	40	39
	Service Properties Trust 8.375% 6/15/2029	680	658
			2,445

Materials 0.12%
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	15	15
	Celanese US Holdings, LLC 6.60% 11/15/2028	36	37
	Celanese US Holdings, LLC 6.80% 11/15/2030	27	28
	Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
	Celanese US Holdings, LLC 6.95% 11/15/2033	23	24
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	750	612
	Dow Chemical Co. (The) 5.15% 2/15/2034	34	33
	Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
	Dow Chemical Co. (The) 3.60% 11/15/2050	75	51
	Dow Chemical Co. (The) 6.90% 5/15/2053	6	7
	Dow Chemical Co. (The) 5.60% 2/15/2054	53	50
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	249	249
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	4	3
	LYB International Finance III, LLC 3.625% 4/1/2051	102	68
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	10	11
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	325	294
			1,599

Consumer staples 0.09%
	BAT Capital Corp. 4.70% 4/2/2027	105	105
	BAT Capital Corp. 6.343% 8/2/2030	9	9
	BAT Capital Corp. 6.421% 8/2/2033	38	40
	BAT Capital Corp. 7.079% 8/2/2043	31	34
	BAT Capital Corp. 4.54% 8/15/2047	55	43
	BAT Capital Corp. 4.758% 9/6/2049	121	98
	BAT Capital Corp. 7.081% 8/2/2053	69	76
	BAT International Finance PLC 4.448% 3/16/2028	150	148
	Campbell’s Co. (The) 5.40% 3/21/2034	22	22
	Constellation Brands, Inc. 5.00% 2/2/2026	50	50
	H.J. Heinz Co. 4.875% 10/1/2049	235	201
	Philip Morris International, Inc. 5.125% 11/17/2027	43	44
	Philip Morris International, Inc. 5.625% 11/17/2029	23	24
	Philip Morris International, Inc. 5.125% 2/15/2030	56	56
	Philip Morris International, Inc. 5.50% 9/7/2030	70	72
	Philip Morris International, Inc. 5.75% 11/17/2032	16	16
	Philip Morris International, Inc. 5.375% 2/15/2033	55	55
	Philip Morris International, Inc. 5.625% 9/7/2033	30	31
	Philip Morris International, Inc. 4.90% 11/1/2034	66	63
			1,187

85	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Information technology 0.07%
	Broadcom, Inc. 5.05% 7/12/2027	USD40	$40
	Broadcom, Inc. 4.00% 4/15/2029[1]	3	3
	Broadcom, Inc. 5.05% 7/12/2029	45	45
	Broadcom, Inc. 5.15% 11/15/2031	104	105
	Broadcom, Inc. 4.15% 4/15/2032[1]	11	10
	Broadcom, Inc. 4.80% 10/15/2034	12	12
	Broadcom, Inc. 3.137% 11/15/2035[1]	2	2
	Cisco Systems, Inc. 4.95% 2/26/2031	11	11
	Cisco Systems, Inc. 5.05% 2/26/2034	4	4
	Cisco Systems, Inc. 5.30% 2/26/2054	8	8
	Cisco Systems, Inc. 5.35% 2/26/2064	11	10
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	250	257
	Lenovo Group, Ltd. 5.875% 4/24/2025	400	401
	ServiceNow, Inc. 1.40% 9/1/2030	54	45
			953
	Total corporate bonds, notes & loans		32,016
Asset-backed obligations 1.21%
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,7]	2	2
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,7]	100	100
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,7]	215	217
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,7]	83	83
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,7]	100	99
	Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,7]	477	481
	Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,7]	400	397
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,7]	197	192
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,7]	100	98
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,7]	339	349
	AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,7]	391	395
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,7]	4	4
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,7]	100	100
	Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,7]	735	740
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,7]	351	343
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,7]	87	78
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,7]	90	87
	CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,7]	90	78
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,7]	316	299
	CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,7]	489	489
	Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,7]	352	351
	CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,7]	497	503
	Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[7]	301	301
	Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,7]	419	422
	Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,7]	206	206
	Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,7]	482	486
	EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,7]	164	164
	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,7]	131	128
	Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,7]	176	177
	Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,7]	181	184
	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,7]	188	189
	GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,7]	369	340
	GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,7]	69	62
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,7]	93	90
	Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,7]	348	328

American Funds Insurance Series	86

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,7]	USD131	$132
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,7]	104	104
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,7]	285	289
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,7]	184	190
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[7]	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[7]	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,7]	268	252
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,7]	100	94
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,7]	100	94
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,7]	187	188
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,7]	373	363
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[7]	26	26
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[7]	28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,7]	2	2
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,7]	190	192
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,7]	70	70
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,7]	30	27
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,7]	53	47
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,7]	128	119
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,7]	256	238
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,7,8]	132	131
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,7]	935	863
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,7]	581	582
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,7]	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,7]	127	125
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,7]	61	59
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,7]	174	174
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,7]	273	276
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,7]	100	100
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,7]	175	177
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,7]	250	246
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,7]	140	141
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,7]	326	328
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[7]	285	286
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,7]	100	101
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,7]	16	16
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,7]	47	42
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,7]	103	98
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,7,8]	335	322
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,7]	100	101
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,7]	9	9
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,7]	100	100
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,7]	827	829
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,7]	215	215
		16,512
Bonds & notes of governments & government agencies outside the U.S. 0.04%
Peru (Republic of) 2.783% 1/23/2031	190	163
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	192
United Mexican States 3.25% 4/16/2030	200	174
		529

87	American Funds Insurance Series

Capital Income Builder® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.02%
Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	USD212	$209

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	137
Total municipals		346
Total bonds, notes & other debt instruments (cost: $210,437,000)		206,318
Investment funds 2.26%	Shares
Capital Group Central Corporate Bond Fund[13]	3,729,766	30,920
Total Investment funds (cost: $34,463,000)		30,920
Short-term securities 5.16%
Money market investments 4.42%
Capital Group Central Cash Fund 4.50%[13,14]	605,632	60,575

Money market investments purchased with collateral from securities on loan 0.74%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[14,15]	10,079,100	10,079
Total short-term securities (cost: $70,633,000)		70,654
Total investment securities 100.63% (cost: $1,123,620,000)		1,377,350
Other assets less liabilities (0.63)%		(8,682)
Net assets 100.00%		$1,368,668
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SOFR Futures	Long	8	3/19/2025	USD1,913	$10
3 Month SOFR Futures	Long	73	9/17/2025	17,512	105
2 Year U.S. Treasury Note Futures	Long	277	4/3/2025	56,954	(34)
5 Year U.S. Treasury Note Futures	Long	432	4/3/2025	45,924	(302)
10 Year U.S. Treasury Note Futures	Long	171	3/31/2025	18,596	(256)
10 Year Ultra U.S. Treasury Note Futures	Long	17	3/31/2025	1,892	(46)
20 Year U.S. Treasury Note Futures	Long	21	3/31/2025	2,391	(72)
30 Year Ultra U.S. Treasury Bond Futures	Long	62	3/31/2025	7,372	(383)
					$(978)

American Funds Insurance Series	88

Capital Income Builder® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$367	$—	$367
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	104	—	104
						$471	$—	$471
Investments in affiliates13

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 2.26%
Capital Group Central Corporate Bond Fund	$34,970	$1,393	$4,712	$(941)	$210	$30,920	$1,393
Short-term securities 4.42%
Money market investments 4.42%
Capital Group Central Cash Fund 4.50%[14]	91,779	199,715	230,940	3	18	60,575	4,152
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.50%[14]	59		59 [16]			—	— [17]
Total short-term securities						60,575
Total 6.68%				$(938)	$228	$91,495	$5,545

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,522,000, which represented 3.25% of the net assets of the fund.

[2]
All or a portion of this security was on loan. The total value of all such securities was $10,664,000, which represented .78% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $14,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,055,000, which represented .15% of the net assets of the fund.
[12]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $298,000, which represented .02% of the net assets of the fund.

[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Rate represents the seven-day yield at 12/31/2024.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

89	American Funds Insurance Series

Capital Income Builder® (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CME = CME Group
DAC = Designated Activity Company

Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos

REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	90

Asset Allocation Fund
Investment portfolio December 31, 2024

Common stocks 67.42%		Shares	Value (000)
Information technology 16.36%
	Broadcom, Inc.	7,698,709	$1,784,869
	Microsoft Corp.	1,975,621	832,724
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,126,407	617,434
	Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	25,241
	Apple, Inc.	1,243,701	311,448
	NVIDIA Corp.	2,196,799	295,008
	Oracle Corp.	896,756	149,435
	ASML Holding NV (ADR)	162,641	112,723
	International Business Machines Corp.	275,000	60,453
	Applied Materials, Inc.	363,122	59,055
	MicroStrategy, Inc., Class A1	200,000	57,924
	Synopsys, Inc.[1]	90,490	43,920
	Salesforce, Inc.	127,239	42,540
	Diebold Nixdorf, Inc.[1]	532,940	22,938
	Micron Technology, Inc.	175,097	14,736
			4,430,448

Financials 12.09%
	Apollo Asset Management, Inc.	2,630,627	434,474
	Aon PLC, Class A	752,130	270,135
	Arthur J. Gallagher & Co.	887,811	252,005
	Synchrony Financial	3,300,000	214,500
	Ares Management Corp., Class A	1,113,403	197,106
	Blue Owl Capital, Inc., Class A	8,399,477	195,372
	Blackstone, Inc.	1,033,422	178,183
	Mastercard, Inc., Class A	319,128	168,043
	Visa, Inc., Class A	509,002	160,865
	Discover Financial Services	872,903	151,213
	Fiserv, Inc.[1]	582,763	119,711
	JPMorgan Chase & Co.	446,784	107,099
	BlackRock, Inc.	88,049	90,260
	American Express Co.	280,560	83,267
	KKR & Co., Inc.	544,971	80,607
	Brown & Brown, Inc.	786,070	80,195
	Bank of America Corp.	1,759,200	77,317
	Nasdaq, Inc.	962,300	74,395
	Wells Fargo & Co.	980,000	68,835
	Citigroup, Inc.	900,000	63,351
	CME Group, Inc., Class A	193,443	44,923
	Capital One Financial Corp.	219,900	39,212
	Brookfield Corp., Class A	486,973	27,977
	RenaissanceRe Holdings, Ltd.	97,535	24,268
	Fifth Third Bancorp	432,000	18,265
	Goldman Sachs Group, Inc.	30,100	17,236
	Intercontinental Exchange, Inc.	110,132	16,411
	Chubb, Ltd.	37,981	10,494
	LPL Financial Holdings, Inc.	17,807	5,814
	PNC Financial Services Group, Inc.	8,528	1,645
	Sberbank of Russia PJSC[2]	8,880,000	— [3]
			3,273,178

Health care 8.27%
	Vertex Pharmaceuticals, Inc.[1]	1,017,755	409,850
	Eli Lilly and Co.	503,348	388,585
	Gilead Sciences, Inc.	4,056,014	374,654
	UnitedHealth Group, Inc.	596,933	301,964
	AbbVie, Inc.	682,000	121,191
	Regeneron Pharmaceuticals, Inc.[1]	138,750	98,836
	Amgen, Inc.	341,803	89,088
	Novo Nordisk AS, Class B	835,324	71,894
	CVS Health Corp.	1,451,353	65,151
	Illumina, Inc.[1]	479,758	64,110

91	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Cooper Companies, Inc.[1]	559,233	$51,410
	Alnylam Pharmaceuticals, Inc.[1]	205,917	48,454
	Centene Corp.[1]	675,000	40,891
	Thermo Fisher Scientific, Inc.	51,641	26,865
	Danaher Corp.	95,660	21,959
	Exact Sciences Corp.[1]	388,980	21,857
	Boston Scientific Corp.[1]	198,062	17,691
	Rotech Healthcare, Inc.[1,2,4]	184,138	16,254
	Zoetis, Inc., Class A	42,300	6,892
	Endo, Inc.[1]	140,115	3,321
	Endo, Inc., 1L 7.50% Escrow[1,2]	9,648,000	— [3]
			2,240,917

Consumer discretionary 7.58%
	Booking Holdings, Inc.	99,924	496,464
	Amazon.com, Inc.[1]	1,331,622	292,145
	Royal Caribbean Cruises, Ltd.	1,259,400	290,531
	Home Depot, Inc.	622,050	241,971
	Starbucks Corp.	1,827,909	166,797
	NIKE, Inc., Class B	1,269,912	96,094
	Darden Restaurants, Inc.	448,084	83,653
	D.R. Horton, Inc.	525,000	73,406
	Compagnie Financière Richemont SA, Class A	391,173	59,460
	Texas Roadhouse, Inc.	325,829	58,789
	General Motors Co.	750,000	39,953
	Hilton Worldwide Holdings, Inc.	139,547	34,490
	Restaurant Brands International, Inc.	447,593	29,174
	Flutter Entertainment PLC[1]	105,069	27,155
	Moncler SpA	395,000	20,980
	lululemon athletica, Inc.[1]	44,474	17,007
	YUM! Brands, Inc.	91,381	12,260
	AutoZone, Inc.[1]	2,534	8,114
	Five Below, Inc.[1]	43,676	4,584
	Party City Holdco, Inc.[1,2]	68,158	— [3]
	Party City Holdco, Inc.[1,2,5]	681	— [3]
			2,053,027

Industrials 6.24%
	Boeing Co. (The)[1]	1,397,043	247,277
	L3Harris Technologies, Inc.	922,920	194,072
	Deere & Co.	397,582	168,455
	Caterpillar, Inc.	300,000	108,828
	Ingersoll-Rand, Inc.	1,127,311	101,977
	TransDigm Group, Inc.	70,121	88,863
	General Electric Co.	490,460	81,804
	Union Pacific Corp.	335,667	76,546
	Safran SA	312,100	68,177
	Southwest Airlines Co.	1,982,728	66,659
	Honeywell International, Inc.	275,000	62,120
	United Rentals, Inc.	84,415	59,465
	Eaton Corp. PLC	172,210	57,151
	Quanta Services, Inc.	152,260	48,122
	Copart, Inc.[1]	835,833	47,968
	Republic Services, Inc.	222,985	44,860
	Airbus SE, non-registered shares	259,864	41,418
	Northrop Grumman Corp.	68,144	31,979
	Trane Technologies PLC	74,824	27,636
	Carrier Global Corp.	382,605	26,117
	Johnson Controls International PLC	278,300	21,966
	RTX Corp.	170,058	19,679
			1,691,139

American Funds Insurance Series	92

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 5.43%
	Meta Platforms, Inc., Class A	1,309,410	$766,673
	Alphabet, Inc., Class C	1,888,186	359,586
	Alphabet, Inc., Class A	344,016	65,122
	Comcast Corp., Class A	5,394,851	202,469
	Charter Communications, Inc., Class A1	180,147	61,749
	Take-Two Interactive Software, Inc.[1]	88,404	16,273
			1,471,872

Materials 4.48%
	Franco-Nevada Corp.	1,939,139	227,875
	ATI, Inc.[1]	3,762,816	207,105
	Wheaton Precious Metals Corp.	3,349,100	188,353
	Royal Gold, Inc.	1,405,000	185,249
	Lundin Mining Corp.	16,017,925	137,843
	First Quantum Minerals, Ltd.[1]	5,805,000	74,832
	Linde PLC	134,223	56,195
	Freeport-McMoRan, Inc.	1,431,593	54,515
	Nucor Corp.	309,300	36,099
	Albemarle Corp.	220,161	18,952
	Air Products and Chemicals, Inc.	45,664	13,244
	Avery Dennison Corp.	59,276	11,092
	Venator Materials PLC[1,2]	4,096	1,629
			1,212,983

Consumer staples 3.58%
	Philip Morris International, Inc.	3,985,225	479,622
	Constellation Brands, Inc., Class A	484,668	107,112
	Altria Group, Inc.	1,962,629	102,626
	Estée Lauder Companies, Inc. (The), Class A	859,243	64,426
	Costco Wholesale Corp.	69,889	64,037
	Nestlé SA	617,055	50,598
	Keurig Dr Pepper, Inc.	925,602	29,730
	Monster Beverage Corp.[1]	546,065	28,701
	Bunge Global SA	197,085	15,325
	Mondelez International, Inc., Class A	233,588	13,952
	Procter & Gamble Co.	79,723	13,366
			969,495

Energy 2.16%
	Canadian Natural Resources, Ltd. (CAD denominated)	11,882,000	366,846
	ConocoPhillips	824,000	81,716
	EOG Resources, Inc.	254,319	31,175
	Halliburton Co.	960,000	26,102
	Cenovus Energy, Inc. (CAD denominated)	1,655,494	25,095
	Noble Corp. PLC, Class A	771,174	24,215
	Exxon Mobil Corp.	122,434	13,170
	Schlumberger NV	286,500	10,984
	New Fortress Energy, Inc., Class A6	150,315	2,273
	Altera Infrastructure, LP1,2	16,129	1,304
	Constellation Oil Services Holding SA1,2	1,564,961	637
	Expand Energy Corp.	277	28
	Bighorn Permian Resources, LLC[2]	4,392	— [3]
			583,545

Real estate 1.05%
	VICI Properties, Inc. REIT	4,209,324	122,954
	Extra Space Storage, Inc. REIT	588,752	88,077
	Crown Castle, Inc. REIT	410,999	37,302
	American Tower Corp. REIT	136,942	25,117
	Alexandria Real Estate Equities, Inc. REIT	121,544	11,857
			285,307

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 0.18%
	DTE Energy Co.	289,072	$34,905
	FirstEnergy Corp.	340,720	13,554
			48,459
	Total common stocks (cost: $10,423,356,000)		18,260,370
Preferred securities 0.00%
Industrials 0.00%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,5]	450	792
	Total preferred securities (cost: $466,000)		792
Rights & warrants 0.00%
Energy 0.00%
	Expand Energy Corporation, Class C, warrants, expire 2/9/2026[1]	524	45
	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4	— [3]
	Total rights & warrants (cost: $313,000)		45
Convertible stocks 0.04%
Industrials 0.04%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	168,500	10,260

Health care 0.00%
	Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,4]	4,955,500	49
	Total convertible stocks (cost: $58,674,000)		10,309
Convertible bonds & notes 0.00%		Principal amount (000)
Communication services 0.00%
	EchoStar Corp., convertible notes, 3.875% 11/30/2030[7]	USD1,603	1,690
	Total convertible bonds & notes (cost: $1,709,000)		1,690

Bonds, notes & other debt instruments 25.45%
Mortgage-backed obligations 10.18%
Federal agency mortgage-backed obligations 9.19%
	Fannie Mae Pool #AD7072 4.00% 6/1/2025[8]	— [3]	— [3]
	Fannie Mae Pool #AE3069 4.00% 9/1/2025[8]	— [3]	— [3]
	Fannie Mae Pool #AH0829 4.00% 1/1/2026[8]	— [3]	— [3]
	Fannie Mae Pool #AH6431 4.00% 2/1/2026[8]	51	50
	Fannie Mae Pool #AH5618 4.00% 2/1/2026[8]	— [3]	— [3]
	Fannie Mae Pool #890329 4.00% 4/1/2026[8]	5	5
	Fannie Mae Pool #MA1109 4.00% 5/1/2027[8]	— [3]	— [3]
	Fannie Mae Pool #MA3653 3.00% 3/1/2029[8]	7	7
	Fannie Mae Pool #AL8347 4.00% 3/1/2029[8]	23	23
	Fannie Mae Pool #254767 5.50% 6/1/2033[8]	146	147
	Fannie Mae Pool #555956 5.50% 12/1/2033[8]	93	94
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[8]	280	274
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[8]	264	243
	Fannie Mae Pool #929185 5.50% 1/1/2036[8]	301	303
	Fannie Mae Pool #893641 6.00% 9/1/2036[8]	525	544
	Fannie Mae Pool #893688 6.00% 10/1/2036[8]	133	138
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[8]	4,780	4,417
	Fannie Mae Pool #907239 6.00% 12/1/2036[8]	12	12
	Fannie Mae Pool #928031 6.00% 1/1/2037[8]	47	48

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #888292 6.00% 3/1/2037[8]	USD411	$426
	Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]	77	77
	Fannie Mae Pool #190379 5.50% 5/1/2037[8]	42	43
	Fannie Mae Pool #924952 6.00% 8/1/2037[8]	623	646
	Fannie Mae Pool #888637 6.00% 9/1/2037[8]	7	8
	Fannie Mae Pool #995674 6.00% 5/1/2038[8]	238	247
	Fannie Mae Pool #AD0119 6.00% 7/1/2038[8]	762	791
	Fannie Mae Pool #995224 6.00% 9/1/2038[8]	6	7
	Fannie Mae Pool #AE0021 6.00% 10/1/2038[8]	241	250
	Fannie Mae Pool #AL7164 6.00% 10/1/2038[8]	167	172
	Fannie Mae Pool #889983 6.00% 10/1/2038[8]	14	14
	Fannie Mae Pool #AD0095 6.00% 11/1/2038[8]	532	552
	Fannie Mae Pool #AB0538 6.00% 11/1/2038[8]	73	75
	Fannie Mae Pool #995391 6.00% 11/1/2038[8]	11	11
	Fannie Mae Pool #AD0833 6.00% 1/1/2039[8]	— [3]	— [3]
	Fannie Mae Pool #AL0309 6.00% 1/1/2040[8]	49	51
	Fannie Mae Pool #AL0013 6.00% 4/1/2040[8]	146	151
	Fannie Mae Pool #AL7228 6.00% 4/1/2041[8]	180	185
	Fannie Mae Pool #AB4536 6.00% 6/1/2041[8]	348	360
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[8]	6,443	5,380
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[8]	7,431	6,181
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[8]	19,433	15,402
	Fannie Mae Pool #MA4520 2.00% 1/1/2042[8]	12,651	10,523
	Fannie Mae Pool #AP2131 3.50% 8/1/2042[8]	2,583	2,354
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[8]	1,684	1,585
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[8]	938	884
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[8]	849	797
	Fannie Mae Pool #AL8773 3.50% 2/1/2045[8]	4,447	4,053
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[8]	7,305	6,600
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[8]	1,056	954
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]	2,275	2,055
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[8]	81	76
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[8]	307	268
	Fannie Mae Pool #BD9307 4.00% 11/1/2046[8]	1,253	1,162
	Fannie Mae Pool #BD9699 3.50% 12/1/2046[8]	1,400	1,257
	Fannie Mae Pool #BE1290 3.50% 2/1/2047[8]	1,857	1,667
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[8]	400	350
	Fannie Mae Pool #256975 7.00% 10/1/2047[8]	2	2
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[8]	1,298	1,165
	Fannie Mae Pool #257036 7.00% 11/1/2047[8]	6	6
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]	2,197	2,044
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[8]	9	8
	Fannie Mae Pool #BK5255 4.00% 5/1/2048[8]	9	9
	Fannie Mae Pool #FM3278 3.50% 11/1/2048[8]	14,025	12,593
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[8]	1,886	1,697
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[8]	1,456	1,261
	Fannie Mae Pool #BN7443 2.50% 3/1/2050[8]	31	26
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[8]	4,792	3,981
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[8]	410	335
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[8]	10,596	8,792
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[8]	323	278
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[8]	8,675	7,184
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[8]	1,360	1,130
	Fannie Mae Pool #CA7743 2.50% 11/1/2050[8]	742	606
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]	12,235	10,666
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[8]	1,083	1,034
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[8]	5,940	4,641
	Fannie Mae Pool #FS5929 2.50% 1/1/2051[8]	801	654
	Fannie Mae Pool #FM5944 2.50% 1/1/2051[8]	82	67
	Fannie Mae Pool #FS3550 2.50% 1/1/2051[8]	31	25
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[8]	3,359	2,791

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CA8962 2.50% 2/1/2051[8]	USD68	$56
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[8]	4,272	3,353
	Fannie Mae Pool #CA9494 2.50% 4/1/2051[8]	100	82
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[8]	4,743	4,065
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[8]	583	501
	Fannie Mae Pool #BR0999 2.50% 5/1/2051[8]	859	701
	Fannie Mae Pool #FM7222 2.50% 5/1/2051[8]	798	651
	Fannie Mae Pool #CB0910 2.50% 6/1/2051[8]	35,885	29,274
	Fannie Mae Pool #FM7740 2.50% 6/1/2051[8]	9,527	7,772
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[8]	436	374
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[8]	159	125
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[8]	2,124	1,732
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[8]	4,100	3,554
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[8]	74	64
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[8]	1,379	1,125
	Fannie Mae Pool #BT7263 2.50% 9/1/2051[8]	675	551
	Fannie Mae Pool #CB1868 2.50% 10/1/2051[8]	42,244	34,461
	Fannie Mae Pool #FS5125 2.50% 10/1/2051[8]	872	711
	Fannie Mae Pool #FS3298 2.50% 10/1/2051[8]	551	450
	Fannie Mae Pool #BU2530 2.50% 10/1/2051[8]	142	116
	Fannie Mae Pool #FM9335 2.50% 10/1/2051[8]	95	78
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[8]	8,716	6,826
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[8]	8,309	7,134
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[8]	2,513	1,966
	Fannie Mae Pool #FM9693 2.50% 12/1/2051[8]	65,914	53,770
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[8]	14,844	12,250
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[8]	6,941	5,736
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[8]	170	140
	Fannie Mae Pool #FM9855 2.50% 12/1/2051[8]	130	106
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[8]	82	68
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[8]	80	66
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[8]	80	66
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[8]	3,037	2,375
	Fannie Mae Pool #CB2644 2.50% 1/1/2052[8]	856	699
	Fannie Mae Pool #FS2534 2.50% 1/1/2052[8]	682	556
	Fannie Mae Pool #MA4512 2.50% 1/1/2052[8]	128	105
	Fannie Mae Pool #FS3549 2.50% 1/1/2052[8]	67	55
	Fannie Mae Pool #FS0182 3.00% 1/1/2052[8]	10,547	9,058
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[8]	7,692	6,005
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[8]	5,267	4,116
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[8]	1,028	804
	Fannie Mae Pool #FS2660 2.50% 2/1/2052[8]	2,198	1,794
	Fannie Mae Pool #FS1080 2.50% 2/1/2052[8]	2,000	1,632
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[8]	1,218	993
	Fannie Mae Pool #BV3674 2.50% 2/1/2052[8]	754	620
	Fannie Mae Pool #FS1885 2.50% 2/1/2052[8]	654	534
	Fannie Mae Pool #BV0307 2.50% 2/1/2052[8]	167	136
	Fannie Mae Pool #BV2360 2.50% 2/1/2052[8]	109	89
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]	56,384	48,807
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[8]	3,077	2,407
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[8]	2,544	1,990
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[8]	1,879	1,466
	Fannie Mae Pool #BV4169 2.00% 3/1/2052[8]	1,370	1,070
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[8]	1,329	1,039
	Fannie Mae Pool #BV4173 2.50% 3/1/2052[8]	832	684
	Fannie Mae Pool #CB3063 2.50% 3/1/2052[8]	761	625
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[8]	672	552
	Fannie Mae Pool #BV4119 2.50% 3/1/2052[8]	168	137
	Fannie Mae Pool #CB3744 2.50% 3/1/2052[8]	25	20
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[8]	6,103	4,763
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[8]	3,115	2,432

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV4182 2.50% 4/1/2052[8]	USD947	$778
	Fannie Mae Pool #FS1749 2.50% 4/1/2052[8]	908	745
	Fannie Mae Pool #BV5332 2.50% 4/1/2052[8]	901	741
	Fannie Mae Pool #FS1746 2.50% 4/1/2052[8]	180	147
	Fannie Mae Pool #BU9507 2.50% 4/1/2052[8]	166	136
	Fannie Mae Pool #BV5370 2.50% 4/1/2052[8]	143	117
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[8]	10,772	8,433
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[8]	959	788
	Fannie Mae Pool #MA4598 2.50% 5/1/2052[8]	896	732
	Fannie Mae Pool #BW2204 2.50% 5/1/2052[8]	155	127
	Fannie Mae Pool #BW0462 2.50% 5/1/2052[8]	154	127
	Fannie Mae Pool #BV8592 2.50% 5/1/2052[8]	124	102
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[8]	2,492	1,946
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[8]	807	659
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[8]	6,092	5,584
	Fannie Mae Pool #BW2918 4.50% 6/1/2052[8]	5,166	4,870
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[8]	5,180	4,045
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[8]	31,232	25,484
	Fannie Mae Pool #CB4123 4.00% 7/1/2052[8]	23	21
	Fannie Mae Pool #BV7912 2.50% 8/1/2052[8]	158	130
	Fannie Mae Pool #BV8015 2.50% 8/1/2052[8]	101	83
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[8]	661	622
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[8]	1,074	1,045
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[8]	46,786	36,470
	Fannie Mae Pool #BX2841 4.00% 10/1/2052[8]	15	14
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[8]	11,094	10,461
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[8]	847	801
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[8]	478	463
	Fannie Mae Pool #BX0463 4.00% 11/1/2052[8]	1,000	917
	Fannie Mae Pool #BW1299 4.00% 11/1/2052[8]	948	869
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[8]	3,121	2,944
	Fannie Mae Pool #CB5764 2.50% 12/1/2052[8]	899	736
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[8]	2,495	2,470
	Fannie Mae Pool #BW5062 4.00% 1/1/2053[8]	22	20
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[8]	2,813	2,649
	Fannie Mae Pool #BX3263 4.00% 2/1/2053[8]	654	600
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]	1,044	1,032
	Fannie Mae Pool #BW5000 4.00% 3/1/2053[8]	916	840
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[8]	2,659	2,645
	Fannie Mae Pool #BX9358 4.00% 4/1/2053[8]	330	302
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[8]	2,498	2,413
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[8]	7,218	6,608
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[8]	12,469	12,056
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[8]	794	770
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[8]	1,010	997
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]	179	178
	Fannie Mae Pool #FS4736 6.50% 5/1/2053[8]	269	275
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[8]	26,671	25,796
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]	646	638
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[8]	1,418	1,461
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[8]	491	503
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[8]	367	376
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[8]	12,976	10,144
	Fannie Mae Pool #FS9167 2.50% 7/1/2053[8]	867	707
	Fannie Mae Pool #FS6632 2.50% 7/1/2053[8]	815	665
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[8]	9,823	8,997
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[8]	16,031	15,097
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]	2,421	2,394
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[8]	106	104
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[8]	5,735	5,701
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[8]	21,392	21,515

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[8]	USD1,865	$1,843
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[8]	5,252	5,282
	Fannie Mae Pool #BY1418 4.00% 11/1/2053[8]	15,269	13,977
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[8]	13,008	11,906
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[8]	4,287	4,236
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[8]	7,850	7,895
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[8]	11,597	10,615
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[8]	285	282
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[8]	8,549	8,753
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[8]	2,431	2,495
	Fannie Mae Pool #BY1343 4.00% 2/1/2054[8]	12,522	11,461
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[8]	664	656
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[8]	566	559
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[8]	3,478	3,500
	Fannie Mae Pool #MA5273 6.50% 2/1/2054[8]	16,766	17,126
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[8]	2,523	2,584
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[8]	11,923	11,775
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[8]	4,999	4,940
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[8]	972	977
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[8]	943	956
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[8]	10	10
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[8]	7,656	7,575
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[8]	22,617	23,101
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[8]	2,166	2,213
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[8]	10,981	10,049
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[8]	2,409	2,422
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[8]	1,189	1,205
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[8]	1,030	1,041
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[8]	907	914
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[8]	823	835
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[8]	1,091	1,125
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[8]	64	65
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[8]	6,317	6,238
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[8]	2,501	2,478
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[8]	1,538	1,524
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[8]	716	711
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[8]	10,353	10,419
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[8]	1,530	1,539
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[8]	707	716
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[8]	529	535
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[8]	447	452
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[8]	10,659	10,889
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[8]	5,183	5,333
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[8]	3,708	3,814
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[8]	1,675	1,731
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[8]	1,419	1,449
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[8]	488	501
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[8]	283	291
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[8]	6,961	6,370
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[8]	462	448
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[8]	1,465	1,448
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[8]	8,696	8,751
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[8]	2,973	3,009
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[8]	1,754	1,767
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[8]	1,537	1,549
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[8]	1,200	1,219
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[8]	1,026	1,031
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[8]	378	384
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[8]	280	283
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[8]	276	279
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[8]	2,043	2,098

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[8]	USD1,421	$1,460
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[8]	1,327	1,356
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[8]	4,004	3,957
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[8]	2,481	2,458
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[8]	2,362	2,343
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[8]	1,226	1,211
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[8]	3,159	3,210
	Fannie Mae Pool #CB9159 6.00% 9/1/2054[8]	6	6
	Fannie Mae Pool #MA5494 4.00% 10/1/2054[8]	6,168	5,644
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[8]	2,604	2,576
	Fannie Mae Pool #MA5499 6.50% 10/1/2054[8]	1,549	1,582
	Fannie Mae Pool #DC6572 4.00% 11/1/2054[8]	412	377
	Fannie Mae Pool #MA5528 4.00% 11/1/2054[8]	305	279
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[8]	10,387	9,776
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[8]	1,939	1,921
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[8]	13,240	12,116
	Fannie Mae Pool #DC8819 4.50% 12/1/2054[8]	304	286
	Fannie Mae Pool #CB9616 5.50% 12/1/2054[8]	1,479	1,465
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[8]	5,572	5,115
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[8]	9,749	9,271
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]	3,464	2,892
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[8]	9,607	7,660
	Fannie Mae Pool #BF0762 3.00% 9/1/2063[8]	788	657
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[8]	3,368	2,930
	Fannie Mae Pool #BF0786 4.00% 12/1/2063[8]	3,864	3,511
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]	20	21
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[8]	59	60
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[8]	29	24
	Freddie Mac Pool #C91912 3.00% 2/1/2037[8]	8,633	7,953
	Freddie Mac Pool #G03978 5.00% 3/1/2038[8]	347	347
	Freddie Mac Pool #G04553 6.50% 9/1/2038[8]	39	41
	Freddie Mac Pool #G08347 4.50% 6/1/2039[8]	52	51
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]	21,299	17,807
	Freddie Mac Pool #C03518 5.00% 9/1/2040[8]	492	491
	Freddie Mac Pool #Q05807 4.00% 1/1/2042[8]	1,319	1,246
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[8]	1,024	966
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[8]	605	569
	Freddie Mac Pool #760014 3.426% 8/1/2045[8,9]	145	143
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[8]	4,290	4,009
	Freddie Mac Pool #G60344 4.00% 12/1/2045[8]	3,984	3,722
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[8]	3,535	3,086
	Freddie Mac Pool #Q41090 4.50% 6/1/2046[8]	194	186
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[8]	196	189
	Freddie Mac Pool #760015 3.11% 1/1/2047[8,9]	364	346
	Freddie Mac Pool #Q46021 3.50% 2/1/2047[8]	1,073	965
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]	1,924	1,785
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[8]	1,657	1,584
	Freddie Mac Pool #RA3055 2.50% 7/1/2050[8]	767	626
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[8]	341	293
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[8]	29,142	22,901
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[8]	15,309	12,139
	Freddie Mac Pool #QB8934 2.50% 2/1/2051[8]	35	29
	Freddie Mac Pool #RA4542 2.50% 2/1/2051[8]	25	20
	Freddie Mac Pool #SI2108 2.50% 4/1/2051[8]	60	49
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[8]	26,893	21,268
	Freddie Mac Pool #SD3095 2.50% 7/1/2051[8]	692	564
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[8]	352	305
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[8]	819	641
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[8]	8,753	7,239
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[8]	5,965	4,943
	Freddie Mac Pool #SD2963 2.50% 9/1/2051[8]	832	678

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QC6921 2.50% 9/1/2051[8]	USD429	$350
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[8]	49	40
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[8]	5,824	5,030
	Freddie Mac Pool #QC6456 3.00% 9/1/2051[8]	648	552
	Freddie Mac Pool #QC9123 2.50% 10/1/2051[8]	876	715
	Freddie Mac Pool #QC8196 2.50% 10/1/2051[8]	311	253
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[8]	157	136
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[8]	3,851	3,011
	Freddie Mac Pool #RA6411 2.50% 11/1/2051[8]	7,010	5,719
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[8]	1,672	1,308
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[8]	5,946	4,914
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[8]	2,727	2,224
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[8]	2,069	1,710
	Freddie Mac Pool #RA6614 2.50% 1/1/2052[8]	949	776
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[8]	26	21
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[8]	295	255
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[8]	1,673	1,306
	Freddie Mac Pool #QD5748 2.00% 2/1/2052[8]	877	686
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[8]	853	666
	Freddie Mac Pool #SD0847 2.50% 2/1/2052[8]	1,000	815
	Freddie Mac Pool #QD7312 2.50% 2/1/2052[8]	560	460
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[8]	888	792
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[8]	4,299	3,356
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[8]	3,001	2,344
	Freddie Mac Pool #QD8408 2.00% 3/1/2052[8]	1,150	897
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[8]	874	682
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[8]	265	207
	Freddie Mac Pool #QD9460 2.50% 3/1/2052[8]	847	695
	Freddie Mac Pool #SD2964 2.50% 3/1/2052[8]	82	67
	Freddie Mac Pool #RA7091 2.50% 3/1/2052[8]	30	25
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[8]	3,044	2,375
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[8]	1,096	855
	Freddie Mac Pool #QD9907 2.50% 4/1/2052[8]	814	668
	Freddie Mac Pool #QE0812 2.50% 4/1/2052[8]	599	491
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[8]	379	311
	Freddie Mac Pool #SD3478 2.50% 4/1/2052[8]	115	93
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[8]	79	66
	Freddie Mac Pool #QE1578 2.50% 5/1/2052[8]	822	674
	Freddie Mac Pool #QE2020 2.50% 5/1/2052[8]	158	130
	Freddie Mac Pool #QE2111 2.50% 5/1/2052[8]	120	98
	Freddie Mac Pool #QE3448 2.50% 5/1/2052[8]	24	20
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[8]	46,979	39,977
	Freddie Mac Pool #SD4807 2.00% 6/1/2052[8]	4,106	3,208
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[8]	23,569	20,061
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[8]	2,254	2,068
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[8]	4,290	3,498
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[8]	30,884	26,304
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]	1,218	1,048
	Freddie Mac Pool #QE7976 4.50% 8/1/2052[8]	38,640	36,438
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[8]	179	168
	Freddie Mac Pool #SD8262 2.50% 9/1/2052[8]	882	720
	Freddie Mac Pool #SD1581 2.50% 9/1/2052[8]	103	84
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[8]	833	785
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[8]	206	194
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[8]	122	115
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]	1,107	1,073
	Freddie Mac Pool #QF2023 4.00% 10/1/2052[8]	29	27
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[8]	1,215	1,145
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[8]	81	77
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[8]	3,119	2,939
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	6,030	5,840

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QF5938 2.50% 1/1/2053[8]	USD226	$185
	Freddie Mac Pool #RA8625 2.50% 2/1/2053[8]	937	767
	Freddie Mac Pool #QF7871 2.50% 2/1/2053[8]	752	614
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[8]	1,906	1,744
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[8]	17,738	16,255
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[8]	1,253	1,213
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[8]	12,062	11,040
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[8]	83	78
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[8]	10,730	10,372
	Freddie Mac Pool #SD8338 4.00% 6/1/2053[8]	3,481	3,186
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]	4,209	4,072
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]	2,874	2,841
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[8]	629	647
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[8]	554	568
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[8]	520	537
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[8]	508	525
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[8]	367	379
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[8]	275	284
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[8]	197	202
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[8]	143	150
	Freddie Mac Pool #SD3417 2.50% 7/1/2053[8]	888	728
	Freddie Mac Pool #SD8353 4.00% 7/1/2053[8]	9,484	8,682
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	33	32
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]	8,786	8,688
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[8]	744	755
	Freddie Mac Pool #QH1153 4.00% 9/1/2053[8]	400	367
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[8]	27,571	27,257
	Freddie Mac Pool #SD4550 2.50% 10/1/2053[8]	871	710
	Freddie Mac Pool #SD4077 2.50% 10/1/2053[8]	107	88
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[8]	5,117	5,148
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[8]	25	23
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[8,10]	132,126	127,709
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[8]	24,302	24,022
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[8]	777	799
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[8]	647	662
	Freddie Mac Pool #SD8397 6.50% 1/1/2054[8]	536	548
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[8]	347	355
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[8]	456	450
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[8]	15,647	15,730
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[8]	1,576	1,609
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[8]	12,286	12,133
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[8]	131	134
	Freddie Mac Pool #QI3548 4.00% 4/1/2054[8]	681	623
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[8]	1,623	1,611
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[8]	1,220	1,206
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[8]	416	419
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[8]	976	893
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[8]	16,337	16,222
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[8]	7,805	7,731
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[8]	3,006	2,978
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[8]	557	563
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[8]	666	610
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[8]	450	446
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[8]	1,749	1,770
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[8]	1,214	1,229
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[8]	1,910	1,954
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[8]	559	575
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[8]	195	199
	Freddie Mac Pool #SD8466 4.00% 7/1/2054[8]	7,829	7,163
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[8]	801	794
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[8]	759	752

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[8]	USD642	$634
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[8]	7,874	7,925
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[8]	3,309	3,352
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[8]	815	822
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[8]	469	474
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[8]	216	219
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[8]	38,108	38,914
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[8]	5,976	6,112
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[8]	2,230	2,293
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[8]	1,994	2,050
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[8]	384	372
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[8]	278	270
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[8]	249	241
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[8]	6,399	6,324
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[8]	4,399	4,368
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[8]	4,383	4,336
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[8]	3,708	3,673
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[8]	1,221	1,213
	Freddie Mac Pool #RJ2202 5.50% 8/1/2054[8]	913	906
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[8]	661	655
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[8]	6,841	6,876
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[8]	3,879	3,941
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[8]	3,284	3,309
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[8]	3,100	3,138
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[8]	2,648	2,686
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[8]	2,541	2,568
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[8]	1,870	1,900
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[8]	1,103	1,110
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[8]	8,887	9,079
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[8]	1,895	1,958
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[8]	1,764	1,818
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[8]	1,542	1,583
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[8]	955	977
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[8]	3,777	3,733
	Freddie Mac Pool #SD6328 5.50% 9/1/2054[8]	3,119	3,096
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[8]	2,558	2,531
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[8]	2,455	2,424
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[8]	1,582	1,571
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[8]	1,416	1,403
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[8]	22,962	23,116
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[8]	6,427	6,496
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[8]	3,608	3,665
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[8]	3,337	3,378
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[8]	3,064	3,106
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[8]	2,007	2,022
	Freddie Mac Pool #RJ2409 6.00% 9/1/2054[8]	1,838	1,858
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[8]	1,238	1,274
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[8]	1,145	1,177
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[8]	993	1,015
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[8]	606	622
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[8]	422	432
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[8]	280	287
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[8]	157	161
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[8]	937	857
	Freddie Mac Pool #SD8467 4.50% 10/1/2054[8]	11,479	10,802
	Freddie Mac Pool #QJ6259 4.50% 10/1/2054[8]	103	97
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[8]	1,669	1,648
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[8]	2,067	2,111
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[8]	5,942	5,436
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[8]	28,408	26,732
	Freddie Mac Pool #RJ2850 4.50% 11/1/2054[8]	2,417	2,277

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[8]	USD140	$131
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[8]	6,007	5,801
	Freddie Mac Pool #RJ2913 5.50% 11/1/2054[8]	6,218	6,140
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[8]	22,573	21,241
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[8]	6,637	6,409
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[8]	3,829	3,707
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[8]	3,441	3,398
	Freddie Mac Pool #RJ3082 5.50% 12/1/2054[8]	2,382	2,360
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[8]	1,318	1,306
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[8]	295	291
	Freddie Mac Pool #SD8488 4.00% 1/1/2055[8]	58	53
	Freddie Mac Pool #SD8492 5.00% 1/1/2055[8]	3,530	3,409
	Freddie Mac Pool #SD8494 5.50% 1/1/2055[8]	4,588	4,530
	Freddie Mac, Series T041, Class 3A, 4.381% 7/25/2032[8,9]	153	139
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[8]	11,374	11,582
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,9]	2,173	2,021
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,9]	932	879
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]	4,300	3,968
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,9]	4,148	3,835
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,9]	789	700
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]	656	581
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]	1,348	1,286
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]	1,684	1,477
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[8]	7,319	6,908
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]	4,306	3,943
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[8]	1,700	1,633
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[8]	3,358	3,212
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[8]	2,455	2,315
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]	2,092	1,943
	Government National Mortgage Assn. 3.00% 1/1/2055[8,11]	17,975	15,589
	Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[8]	416	386
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]	269	258
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[8]	161	154
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[8]	6,927	5,557
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[8]	69,324	55,599
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[8]	1,400	1,342
	Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[8]	385	369
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[8]	145	121
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[8]	20,576	17,205
	Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[8]	5,021	4,198
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[8]	810	677
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[8]	14,379	12,482
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[8]	135	121
	Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[8]	876	733
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[8]	664	594
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[8]	10,152	9,360
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[8]	31,534	28,215

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[8]	USD2,298	$1,922
	Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[8]	1,980	1,657
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[8]	3,046	2,883
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[8]	28,654	27,120
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[8]	5,266	4,855
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[8]	2,044	1,492
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[8,11]	365	332
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[8,11]	77,534	60,337
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[8,11]	89,083	72,568
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[8,11]	149,908	132,605
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[8,11]	19,733	18,561
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[8,11]	4,726	4,562
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[8,11]	696	699
	Uniform Mortgage-Backed Security 4.00% 2/1/2055[8,11]	10,966	10,027
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[8,11]	24,290	22,838
			2,488,092

Commercial mortgage-backed securities 0.78%
	Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[8]	1,400	1,323
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[8]	720	717
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[8]	5,368	5,610
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[8,9]	857	908
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[8]	4,615	4,700
	Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[8]	1,380	1,419
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[8,9]	4,062	4,188
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[8,9]	1,914	1,965
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[8]	2,909	2,538
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[8,9]	490	471
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[8]	3,355	3,400
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[8,9]	2,000	2,107
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[8]	1,828	1,860
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[8]	1,000	963
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[8]	2,960	2,538
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[8,9]	750	728
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[8]	2,112	2,149
	Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[8,9]	590	603
	Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[8]	618	621
	BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[8,9]	1,750	1,718
	BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[8]	1,246	1,280
	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[8,9]	6,990	7,125
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[8,9]	1,450	1,476
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 4/15/2029[5,8,9]	5,393	5,413
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.101% 9/15/2034[5,8,9]	5,608	5,582
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[5,8,9]	4,505	4,498
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[5,8,9]	7,968	7,950
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[5,8,9]	5,968	5,955
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[5,8,9]	6,609	6,603

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.382% 6/15/2038[5,8,9]	USD1,193	$1,192
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.612% 6/15/2038[5,8,9]	1,077	1,076
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[5,8,9]	4,549	4,547
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[5,8,9]	6,334	6,320
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[5,8,9]	7,899	7,966
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[5,8,9]	11,410	11,286
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[5,8,9]	1,287	1,294
	CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.738% 7/15/2041[5,8,9]	1,578	1,589
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[5,8,9]	5,162	5,196
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,8,9]	3,606	3,668
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[8]	4,624	4,609
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[8]	169	168
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[5,8]	3,677	3,774
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[5,8,9]	1,386	1,388
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[5,8,9]	1,266	1,268
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[5,8,9]	1,322	1,325
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[5,8,9]	3,067	3,076
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[5,8]	3,795	3,188
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 5/15/2041[5,8,9]	9,264	9,313
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[5,8,9]	1,355	1,347
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[8]	2,489	2,160
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[5,8]	1,698	1,566
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[5,8]	578	518
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[5,8,9]	100	88
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[5,8,9]	2,187	2,193
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[5,8]	13,772	12,660
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.313% 4/15/2038[5,8,9]	1,204	1,203
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[8]	76	76
	Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.793% 4/15/2055[8,9]	370	335
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[5,8,9]	4,424	4,429
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[5,8]	2,194	1,845
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[5,8,9]	4,601	4,598
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.397% 1/15/2039[5,8,9]	10,709	10,688

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[8,9]	USD1,620	$1,494
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[8]	430	447
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[5,8,9]	6,379	6,455
			210,753

Collateralized mortgage-backed obligations (privately originated) 0.21%
	Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[5,8,12]	7,013	7,015
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[5,8,9]	764	667
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[5,8,9]	6,073	5,895
	COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[5,8,12]	2,982	2,974
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[5,8]	2,083	2,031
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[8]	119	117
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[5,8]	1,790	1,997
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[5,8]	5,476	6,063
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[5,8,9]	470	474
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.819% 5/25/2044[5,8,9]	4,226	4,245
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[5,8]	3,944	3,743
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[8]	241	237
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[5,8,12]	3,103	3,134
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[5,8,12]	4,832	4,769
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[5,8]	2,446	2,341
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[5,8,9]	5,504	5,531
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[5,8]	2,691	2,558
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[5,8,12]	2,412	2,433
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[5,8,12]	2,154	2,138
			58,362
	Total mortgage-backed obligations		2,757,207
U.S. Treasury bonds & notes 6.39%
U.S. Treasury 6.26%
	U.S. Treasury 3.875% 4/30/2025	4,250	4,244
	U.S. Treasury 4.625% 6/30/2025	130,260	130,588
	U.S. Treasury 4.75% 7/31/2025	71,532	71,740
	U.S. Treasury 5.00% 10/31/2025	2,418	2,433
	U.S. Treasury 4.875% 11/30/2025	12,250	12,318
	U.S. Treasury 4.25% 1/31/2026	1,813	1,814
	U.S. Treasury 0.50% 2/28/2026	42,515	40,745
	U.S. Treasury 4.625% 2/28/2026	2,096	2,105
	U.S. Treasury 3.625% 5/15/2026	1,195	1,185
	U.S. Treasury 4.625% 6/30/2026	17,210	17,308
	U.S. Treasury 0.75% 8/31/2026	52	49
	U.S. Treasury 0.875% 9/30/2026	565	533
	U.S. Treasury 1.125% 10/31/2026	471	445
	U.S. Treasury 4.625% 11/15/2026	7,985	8,040
	U.S. Treasury 4.25% 11/30/2026	79,646	79,647

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.125% 2/15/2027	USD1,404	$1,401
	U.S. Treasury 1.125% 2/28/2027	762	714
	U.S. Treasury 2.375% 5/15/2027	880	843
	U.S. Treasury 2.625% 5/31/2027	96,250	92,695
	U.S. Treasury 0.50% 6/30/2027	36,300	33,109
	U.S. Treasury 4.125% 9/30/2027	90,000	89,691
	U.S. Treasury 4.00% 12/15/2027	22,504	22,334
	U.S. Treasury 4.00% 2/29/2028	46,200	45,801
	U.S. Treasury 3.625% 3/31/2028	10	10
	U.S. Treasury 3.50% 4/30/2028	5,600	5,460
	U.S. Treasury 4.00% 1/31/2029	69,869	68,937
	U.S. Treasury 2.875% 4/30/2029	50,000	47,077
	U.S. Treasury 4.25% 6/30/2029	28,885	28,739
	U.S. Treasury 4.375% 12/31/2029	32,143	32,134
	U.S. Treasury 4.00% 2/28/2030	1,598	1,569
	U.S. Treasury 0.625% 5/15/2030	20,225	16,607
	U.S. Treasury 4.00% 7/31/2030	8,160	7,992
	U.S. Treasury 4.875% 10/31/2030	50,765	51,914
	U.S. Treasury 4.25% 6/30/2031	17,165	16,959
	U.S. Treasury 2.875% 5/15/2032	50,000	44,939
	U.S. Treasury 4.125% 11/15/2032	723	706
	U.S. Treasury 3.50% 2/15/2033	29,540	27,500
	U.S. Treasury 3.875% 8/15/2033	119,136	113,475
	U.S. Treasury 4.375% 5/15/2034	14,313	14,105
	U.S. Treasury 4.25% 11/15/2034	105,191	102,520
	U.S. Treasury 1.375% 11/15/2040	54,995	34,097
	U.S. Treasury 1.75% 8/15/2041	37,854	24,546
	U.S. Treasury 2.00% 11/15/2041	1,181	794
	U.S. Treasury 4.625% 5/15/2044	14,927	14,486
	U.S. Treasury 4.125% 8/15/2044	64,435	58,374
	U.S. Treasury 4.625% 11/15/2044	4,484	4,351
	U.S. Treasury 2.50% 2/15/2046	3,755	2,570
	U.S. Treasury 3.00% 5/15/2047	9,355	6,925
	U.S. Treasury 3.00% 2/15/2048	336	247
	U.S. Treasury 1.375% 8/15/2050[10]	12,500	6,107
	U.S. Treasury 2.25% 2/15/2052[10]	72,025	43,738
	U.S. Treasury 4.00% 11/15/2052	8,369	7,301
	U.S. Treasury 3.625% 2/15/2053[10]	125,000	101,722
	U.S. Treasury 3.625% 5/15/2053	22,676	18,470
	U.S. Treasury 4.25% 2/15/2054	17,191	15,710
	U.S. Treasury 4.25% 8/15/2054[10]	125,162	114,533
			1,694,396

U.S. Treasury inflation-protected securities 0.13%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[13]	26,654	26,610
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[13]	4,925	4,898
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[13]	4,136	4,089
			35,597
	Total U.S. Treasury bonds & notes		1,729,993
Corporate bonds, notes & loans 6.20%
Financials 1.59%
	AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	5,228
	AG Issuer, LLC 6.25% 3/1/2028[5]	4,470	4,453
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	1,072	1,113
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,12]	4,250	4,330
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]	2,100	2,006
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	2,295	2,216
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,316
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[12]	4,810	4,871

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[12]	USD2,686	$2,872
	American International Group, Inc. 5.125% 3/27/2033	2,937	2,902
	AmWINS Group, Inc. 4.875% 6/30/2029[5]	1,348	1,272
	Aretec Group, Inc. 7.50% 4/1/2029[5]	1,250	1,246
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,444	5,310
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,586	2,485
	Banco Santander, SA 2.746% 5/28/2025	1,200	1,189
	Banco Santander, SA 5.147% 8/18/2025	1,400	1,402
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]	2,428	2,202
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[12]	2,098	2,108
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[12]	5,000	5,125
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[12]	1,000	836
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[12]	4,535	4,499
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[12]	6,050	6,059
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[12]	3,477	3,482
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[12]	3,748	3,732
	Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	493
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[5]	523	538
	Blackstone Private Credit Fund 6.00% 11/22/2034[5]	1,695	1,655
	Block, Inc. 3.50% 6/1/2031	2,325	2,049
	Blue Owl Capital Corp. 4.00% 3/30/2025	102	102
	Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,251
	Blue Owl Capital Corp. III 3.125% 4/13/2027	2,520	2,379
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,213
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	815
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,12]	2,829	2,535
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	1,150	1,207
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,12]	271	267
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,12]	8,125	8,057
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,12]	938	961
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,12]	4,764	4,812
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[12]	2,859	2,906
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[5]	1,815	1,830
	Chubb INA Holdings, LLC 3.35% 5/3/2026	880	867
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,223	4,173
	Chubb INA Holdings, LLC 4.35% 11/3/2045	400	342
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[12]	8,000	8,046
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[12]	6,275	6,272
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[12]	4,750	4,617
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[12]	3,254	2,936
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[12]	1,475	1,503
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[12]	4,701	4,719
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[12]	4,250	4,483
	CME Group, Inc. 3.75% 6/15/2028	3,425	3,335
	Coinbase Global, Inc. 3.375% 10/1/2028[5]	6,514	5,868
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	5,766	4,879
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	820	788
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	715	658
	Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,483
	Corebridge Financial, Inc. 3.50% 4/4/2025	642	640
	Corebridge Financial, Inc. 3.65% 4/5/2027	914	889
	Corebridge Financial, Inc. 3.85% 4/5/2029	621	593
	Corebridge Financial, Inc. 3.90% 4/5/2032	351	320
	Corebridge Financial, Inc. 4.35% 4/5/2042	203	169
	Corebridge Financial, Inc. 4.40% 4/5/2052	489	393

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Crédit Agricole SA 4.375% 3/17/2025[5]	USD850	$848
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[12]	6,650	6,327
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[12]	1,109	1,121
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[12]	2,250	2,337
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[12]	750	785
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[12]	300	269
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,12]	7,750	7,806
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[12]	2,198	2,086
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[12]	4,000	3,816
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[12]	287	285
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[12]	9,500	9,304
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[12]	2,087	1,799
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[12]	2,000	1,458
	Hightower Holding, LLC 6.75% 4/15/2029[5]	870	867
	Hightower Holding, LLC 9.125% 1/31/2030[5]	2,930	3,089
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[12]	937	797
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[12]	873	737
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[12]	770	799
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[12]	5,839	5,882
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[12]	537	568
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,254	2,280
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[5,12]	4,600	5,162
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,12]	3,621	3,872
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[12]	2,975	2,859
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[12]	1,066	1,070
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[12]	4,000	3,953
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[12]	3,740	3,739
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[12]	3,275	3,247
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[12]	4,250	4,409
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[12]	4,750	4,845
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[12]	4,755	4,666
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[12]	2,755	2,655
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[12]	6,500	6,349
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[12]	1,222	1,170
	Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,676
	Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	6,916
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	7,000	6,836
	Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	646
	Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	572
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,750	4,555
	Mastercard, Inc. 4.35% 1/15/2032	4,801	4,641
	Mastercard, Inc. 4.85% 3/9/2033	2,258	2,239
	Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	1,600	1,582
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[12]	2,450	2,448
	Morgan Stanley 3.125% 7/27/2026	325	318
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[12]	4,458	4,472
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[12]	3,456	3,496
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[12]	7,000	6,978
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[12]	3,500	3,376
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[5]	1,230	1,247
	Navient Corp. 6.75% 6/15/2026	300	304
	Navient Corp. 5.50% 3/15/2029	11,105	10,495
	Navient Corp. 11.50% 3/15/2031	4,860	5,440
	New York Life Global Funding 2.35% 7/14/2026[5]	590	572

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	New York Life Global Funding 4.55% 1/28/2033[5]	USD1,263	$1,208
	Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	2,500	2,364
	OneMain Finance Corp. 3.875% 9/15/2028	1,106	1,020
	OneMain Finance Corp. 6.625% 5/15/2029	2,240	2,271
	OneMain Finance Corp. 5.375% 11/15/2029	1,725	1,660
	OneMain Finance Corp. 7.875% 3/15/2030	2,565	2,678
	OneMain Finance Corp. 7.50% 5/15/2031	105	108
	OneMain Finance Corp. 7.125% 11/15/2031	2,765	2,820
	Osaic Holdings, Inc. 10.75% 8/1/2027[5]	2,420	2,511
	Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,851
	Oxford Finance, LLC 6.375% 2/1/2027[5]	920	912
	PayPal Holdings, Inc. 2.65% 10/1/2026	662	642
	PayPal Holdings, Inc. 2.30% 6/1/2030	616	540
	Planet Financial Group, LLC 10.50% 12/15/2029[5]	540	550
	Power Finance Corp., Ltd. 5.25% 8/10/2028	383	383
	Power Finance Corp., Ltd. 6.15% 12/6/2028	350	359
	Power Finance Corp., Ltd. 4.50% 6/18/2029	554	534
	Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,130
	Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,799
	Prudential Financial, Inc. 3.70% 3/13/2051	755	547
	Rocket Mortgage, LLC 2.875% 10/15/2026[5]	2,110	2,003
	Rocket Mortgage, LLC 3.625% 3/1/2029[5]	1,505	1,364
	Royal Bank of Canada 1.15% 6/10/2025	4,711	4,640
	Ryan Specialty, LLC 5.875% 8/1/2032[5]	165	163
	Starwood Property Trust, Inc. 4.375% 1/15/2027[5]	3,580	3,464
	Starwood Property Trust, Inc. 7.25% 4/1/2029[5]	970	996
	Starwood Property Trust, Inc. 6.50% 7/1/2030[5]	525	526
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,12]	1,000	994
	Travelers Companies, Inc. 4.00% 5/30/2047	860	684
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[12]	1,677	1,794
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[9,14]	2,189	2,251
	U.S. Bancorp 2.375% 7/22/2026	4,000	3,869
	UBS Group AG 4.125% 9/24/2025[5]	2,750	2,738
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,12]	1,250	1,235
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,12,15]	800	771
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,12]	3,575	3,599
	UniCredit SpA 4.625% 4/12/2027[5]	625	617
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[12]	8,000	7,976
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[12]	7,025	7,141
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[12]	400	377
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[12]	7,225	7,521
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[12]	3,750	3,988
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[12]	3,000	2,994
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[12]	3,325	2,831
	Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,069
			430,854

Health care 0.73%
	AbbVie, Inc. 5.40% 3/15/2054	7,250	6,985
	AdaptHealth, LLC 6.125% 8/1/2028[5]	645	632
	AdaptHealth, LLC 4.625% 8/1/2029[5]	1,990	1,792
	AdaptHealth, LLC 5.125% 3/1/2030[5]	1,010	921
	Amgen, Inc. 5.25% 3/2/2030	1,244	1,256
	Amgen, Inc. 5.25% 3/2/2033	2,990	2,969

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Amgen, Inc. 5.60% 3/2/2043	USD1,500	$1,459
	Amgen, Inc. 5.65% 3/2/2053	2,750	2,650
	Amgen, Inc. 4.40% 2/22/2062	1,697	1,318
	Amgen, Inc. 5.75% 3/2/2063	258	248
	Astrazeneca Finance, LLC 1.75% 5/28/2028	1,871	1,699
	Astrazeneca Finance, LLC 4.90% 2/26/2031	1,850	1,849
	Astrazeneca Finance, LLC 2.25% 5/28/2031	742	632
	Astrazeneca Finance, LLC 5.00% 2/26/2034	3,550	3,513
	AstraZeneca PLC 3.375% 11/16/2025	1,140	1,129
	Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	6,275	6,126
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.707% 2/1/2027[9,14]	959	938
	Baxter International, Inc. 1.915% 2/1/2027	4,739	4,469
	Baxter International, Inc. 2.272% 12/1/2028	3,180	2,867
	Bayer US Finance, LLC 6.125% 11/21/2026[5]	6,047	6,165
	Bayer US Finance, LLC 6.25% 1/21/2029[5]	3,451	3,522
	Becton, Dickinson and Co. 5.081% 6/7/2029	3,363	3,386
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,812
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	824
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,456
	Centene Corp. 4.25% 12/15/2027	565	548
	Centene Corp. 4.625% 12/15/2029	1,265	1,197
	Centene Corp. 2.625% 8/1/2031	7,750	6,387
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[5]	2,750	2,642
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]	2,130	1,751
	CVS Health Corp. 5.00% 1/30/2029	3,831	3,781
	CVS Health Corp. 5.40% 6/1/2029	4,144	4,147
	CVS Health Corp. 5.55% 6/1/2031	3,039	3,018
	CVS Health Corp. 5.70% 6/1/2034	4,053	3,986
	DaVita, Inc. 3.75% 2/15/2031[5]	1,140	987
	DaVita, Inc. 6.875% 9/1/2032[5]	810	817
	Elevance Health, Inc. 2.375% 1/15/2025	818	817
	Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,416
	Elevance Health, Inc. 5.20% 2/15/2035	681	665
	Elevance Health, Inc. 5.125% 2/15/2053	344	306
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	2,200	2,334
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[9,14]	2,575	2,595
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,699	1,684
	Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,653
	Grifols, SA 3.875% 10/15/2028	EUR800	751
	Grifols, SA 7.50% 5/1/2030	400	435
	HCA, Inc. 3.375% 3/15/2029	USD804	747
	HCA, Inc. 3.625% 3/15/2032	1,000	882
	HCA, Inc. 4.375% 3/15/2042	1,500	1,225
	HCA, Inc. 4.625% 3/15/2052	1,450	1,133
	Humana, Inc. 5.375% 4/15/2031	3,194	3,169
	Humana, Inc. 5.75% 4/15/2054	1,517	1,407
	IQVIA, Inc. 6.50% 5/15/2030[5]	1,975	2,012
	Jazz Securities DAC 4.375% 1/15/2029[5]	970	917
	Medline Borrower, LP 6.25% 4/1/2029[5]	2,050	2,074
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,186
	Molina Healthcare, Inc. 4.375% 6/15/2028[5]	545	517
	Molina Healthcare, Inc. 3.875% 11/15/2030[5]	2,899	2,583
	Molina Healthcare, Inc. 3.875% 5/15/2032[5]	5,110	4,438
	Molina Healthcare, Inc. 6.25% 1/15/2033[5]	1,590	1,573
	Novant Health, Inc. 3.168% 11/1/2051	3,750	2,489
	Novartis Capital Corp. 1.75% 2/14/2025	500	498
	Novartis Capital Corp. 2.00% 2/14/2027	636	605
	Owens & Minor, Inc. 4.50% 3/31/2029[5]	4,635	4,142
	Owens & Minor, Inc. 6.625% 4/1/2030[5]	1,495	1,403

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,7]	USD3,255	$3,219
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[7,9,14]	3,352	3,322
	Roche Holdings, Inc. 4.203% 9/9/2029[5]	3,450	3,374
	Roche Holdings, Inc. 4.592% 9/9/2034[5]	2,244	2,152
	Summa Health 3.511% 11/15/2051	1,655	1,182
	Tenet Healthcare Corp. 4.625% 6/15/2028	645	618
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,856
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	15,615	15,018
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	11,725
	UnitedHealth Group, Inc. 4.95% 1/15/2032	7,149	7,071
	UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,603
	UnitedHealth Group, Inc. 5.625% 7/15/2054	2,900	2,817
	Viatris, Inc. 4.00% 6/22/2050	3,058	2,085
			196,576

Communication services 0.69%
	AT&T, Inc. 3.50% 9/15/2053	5,140	3,464
	CCO Holdings, LLC 4.75% 3/1/2030[5]	1,350	1,234
	CCO Holdings, LLC 4.50% 8/15/2030[5]	3,500	3,146
	CCO Holdings, LLC 4.25% 2/1/2031[5]	8,336	7,275
	CCO Holdings, LLC 4.75% 2/1/2032[5]	3,115	2,737
	CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,192
	CCO Holdings, LLC 4.50% 6/1/2033[5]	2,085	1,757
	CCO Holdings, LLC 4.25% 1/15/2034[5]	135	110
	Charter Communications Operating, LLC 4.908% 7/23/2025	116	116
	Charter Communications Operating, LLC 5.25% 4/1/2053	3,750	3,034
	Comcast Corp. 2.35% 1/15/2027	4,000	3,825
	Comcast Corp. 4.80% 5/15/2033	2,416	2,348
	Comcast Corp. 5.65% 6/1/2054	2,281	2,207
	Connect Finco SARL 9.00% 9/15/2029[5]	5,700	5,199
	CSC Holdings, LLC 5.50% 4/15/2027[5]	900	807
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.897% 1/18/2028[9,14]	2,680	2,629
	DIRECTV Financing, LLC 5.875% 8/15/2027[5]	1,705	1,663
	DISH Network Corp. 11.75% 11/15/2027[5]	7,950	8,430
	EchoStar Corp. 10.75% 11/30/2029	7,534	8,110
	EchoStar Corp. 6.75% 11/30/2030[7]	3,364	3,055
	Embarq, LLC 7.995% 6/1/2036	8,084	4,432
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	6,550	6,588
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	6,591	6,560
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	3,196	3,192
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[5]	1,100	1,163
	Gray Television, Inc. 10.50% 7/15/2029[5]	7,305	7,312
	Gray Television, Inc. 4.75% 10/15/2030[5]	1,656	905
	Gray Television, Inc. 5.375% 11/15/2031[5]	4,790	2,560
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[9,14]	1,100	1,044
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	8,222	7,604
	Ligado Networks, LLC 15.50% PIK 11/1/2023[5,7,16]	5,837	2,101
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,7,14,16]	726	690
	Meta Platforms, Inc. 4.75% 8/15/2034	4,000	3,896
	Meta Platforms, Inc. 5.40% 8/15/2054	4,000	3,877
	Nexstar Media, Inc. 5.625% 7/15/2027[5]	1,875	1,831
	Nexstar Media, Inc. 4.75% 11/1/2028[5]	2,950	2,754
	SBA Tower Trust 1.631% 11/15/2026[5]	8,707	8,165
	Sirius XM Radio, LLC 4.00% 7/15/2028[5]	4,000	3,690
	Sirius XM Radio, LLC 4.125% 7/1/2030[5]	7,282	6,364
	Sirius XM Radio, LLC 3.875% 9/1/2031[5]	8,372	7,016
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,251
	Tencent Holdings, Ltd. 2.39% 6/3/2030	566	495

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	T-Mobile USA, Inc. 1.50% 2/15/2026	USD500	$483
	T-Mobile USA, Inc. 2.05% 2/15/2028	325	299
	T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,919
	T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	3,979
	Univision Communications, Inc. 6.625% 6/1/2027[5]	6,300	6,282
	Univision Communications, Inc. 8.00% 8/15/2028[5]	300	306
	Univision Communications, Inc. 4.50% 5/1/2029[5]	6,159	5,520
	Univision Communications, Inc. 7.375% 6/30/2030[5]	1,216	1,165
	Verizon Communications, Inc. 2.55% 3/21/2031	410	353
	Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,442
	Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,925
	Verizon Communications, Inc. 2.875% 11/20/2050	671	413
	Verizon Communications, Inc. 5.50% 2/23/2054	272	261
	Verizon Communications, Inc. 2.987% 10/30/2056	1,343	797
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[5]	2,225	1,902
	Vodafone Group PLC 4.25% 9/17/2050	4,350	3,379
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,795
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	981
			188,029

Energy 0.60%
	Antero Midstream Partners, LP 5.375% 6/15/2029[5]	2,390	2,329
	Antero Midstream Partners, LP 6.625% 2/1/2032[5]	175	176
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	1,270	1,238
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]	510	507
	Baytex Energy Corp. 8.50% 4/30/2030[5]	225	230
	Blue Racer Midstream, LLC 7.25% 7/15/2032[5]	300	309
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	3,214	3,211
	Borr IHC, Ltd. 10.375% 11/15/2030[5]	1,332	1,330
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	947
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,339
	CITGO Petroleum Corp. 8.375% 1/15/2029[5]	2,075	2,140
	Civitas Resources, Inc. 5.00% 10/15/2026[5]	480	474
	Civitas Resources, Inc. 8.375% 7/1/2028[5]	2,780	2,891
	Civitas Resources, Inc. 8.625% 11/1/2030[5]	525	550
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	735	767
	CNX Midstream Partners, LP 4.75% 4/15/2030[5]	1,055	966
	CNX Resources Corp. 6.00% 1/15/2029[5]	2,675	2,626
	CNX Resources Corp. 7.375% 1/15/2031[5]	553	569
	CNX Resources Corp. 7.25% 3/1/2032[5]	1,180	1,206
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	220	205
	ConocoPhillips Co. 5.50% 1/15/2055	11,500	10,947
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	1,510	1,504
	Crescent Energy Finance, LLC 7.375% 1/15/2033[5]	1,210	1,176
	Diamond Foreign Asset Co. 8.50% 10/1/2030[5]	575	597
	Diamondback Energy, Inc. 6.25% 3/15/2053	500	499
	Diamondback Energy, Inc. 5.75% 4/18/2054	2,149	2,018
	Diamondback Energy, Inc. 5.90% 4/18/2064	2,160	2,030
	Enbridge, Inc. 2.50% 1/15/2025	300	300
	Enbridge, Inc. 3.70% 7/15/2027	62	61
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	395	417
	Energy Transfer, LP 4.75% 1/15/2026	2,494	2,492
	Eni SpA 5.95% 5/15/2054[5]	831	799
	Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,538
	Enterprise Products Operating, LLC 4.90% 5/15/2046	500	445
	EOG Resources, Inc. 5.65% 12/1/2054	9,250	9,067
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	642	686
	EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,635	1,539
	Equinor ASA 4.25% 11/23/2041	2,000	1,722
	Expand Energy Corp. 5.875% 2/1/2029[5]	790	784

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Expand Energy Corp. 5.375% 3/15/2030	USD1,645	$1,610
	Expand Energy Corp. 4.75% 2/1/2032	810	755
	Expand Energy Corp. 4.875% 4/15/2032[16]	7,225	31
	Exxon Mobil Corp. 2.44% 8/16/2029	213	194
	Genesis Energy, LP 8.00% 1/15/2027	1,493	1,520
	Genesis Energy, LP 7.75% 2/1/2028	350	351
	Genesis Energy, LP 8.25% 1/15/2029	670	677
	Genesis Energy, LP 8.875% 4/15/2030	884	900
	Genesis Energy, LP 7.875% 5/15/2032	1,120	1,098
	Global Partners, LP 8.25% 1/15/2032[5]	155	160
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	1,135	1,122
	GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	3,880	3,896
	GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	2,235	2,269
	GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042[5]	4,750	4,639
	Halliburton Co. 3.80% 11/15/2025	6	6
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	850	858
	Harvest Midstream I, LP 7.50% 5/15/2032[5]	390	398
	Hess Midstream Operations, LP 5.125% 6/15/2028[5]	1,655	1,611
	Hess Midstream Operations, LP 4.25% 2/15/2030[5]	960	889
	Hess Midstream Operations, LP 5.50% 10/15/2030[5]	400	389
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	650	614
	Hilcorp Energy I, LP 6.00% 2/1/2031[5]	750	696
	Hilcorp Energy I, LP 8.375% 11/1/2033[5]	625	639
	Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	110	112
	Matador Resources Co. 6.50% 4/15/2032[5]	1,325	1,312
	MPLX, LP 4.125% 3/1/2027	500	493
	MPLX, LP 4.50% 4/15/2038	750	654
	Nabors Industries, Inc. 9.125% 1/31/2030[5]	1,745	1,776
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]	2,070	2,064
	NFE Financing, LLC 12.00% 11/15/2029[5]	20,203	21,242
	Noble Finance II, LLC 8.00% 4/15/2030[5]	1,095	1,107
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	300	310
	Parkland Corp. 4.625% 5/1/2030[5]	510	469
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	905	996
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	1,020	1,036
	Permian Resources Operating, LLC 6.25% 2/1/2033[5]	800	790
	Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,746
	Petroleos Mexicanos 4.50% 1/23/2026	400	386
	Petroleos Mexicanos 7.69% 1/23/2050	400	302
	Plains All American Pipeline, LP 3.80% 9/15/2030	113	105
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[5]	2,689	2,555
	Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	4,240	3,973
	South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[5]	1,861	1,829
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[5]	406	394
	Sunoco, LP 7.00% 9/15/2028[5]	1,475	1,510
	Sunoco, LP 4.50% 5/15/2029	925	873
	Sunoco, LP 4.50% 4/30/2030	1,105	1,026
	Talos Production, Inc. 9.00% 2/1/2029[5]	500	513
	Talos Production, Inc. 9.375% 2/1/2031[5]	170	173
	TGS ASA 8.50% 1/15/2030[5]	1,235	1,269
	TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,470
	TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,065
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	568
	Valero Energy Corp. 4.00% 4/1/2029	4,000	3,842
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	1,030	947
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	840	753
	Venture Global LNG, Inc. 8.375% 6/1/2031[5]	1,955	2,041
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	7,860	8,122
			161,776

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary 0.51%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	USD813	$725
	Advance Auto Parts, Inc. 3.50% 3/15/2032	458	380
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	422
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	710
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	171
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	590	609
	American Honda Finance Corp. 3.50% 2/15/2028	750	722
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]	2,115	1,971
	Carnival Corp. 4.00% 8/1/2028[5]	4,675	4,434
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]	604	607
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	1,350	1,227
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]	3,661	3,677
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	1,070	1,062
	Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	3,580	3,335
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,188
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,388
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,915	1,726
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,488
	Gap, Inc. 3.625% 10/1/2029[5]	241	217
	Gap, Inc. 3.875% 10/1/2031[5]	158	137
	General Motors Financial Co., Inc. 4.90% 10/6/2029	11,792	11,622
	General Motors Financial Co., Inc. 5.45% 9/6/2034	8,066	7,834
	Global Auto Holdings PLC 11.50% 8/15/2029[5]	2,025	2,063
	Group 1 Automotive, Inc. 6.375% 1/15/2030[5]	1,385	1,391
	Hanesbrands, Inc. 4.875% 5/15/2026[5]	2,700	2,661
	Hanesbrands, Inc. 9.00% 2/15/2031[5]	1,625	1,734
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	1,885	1,696
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]	3,580	3,377
	Home Depot, Inc. 1.50% 9/15/2028	3,000	2,683
	Home Depot, Inc. 3.90% 12/6/2028	825	804
	Home Depot, Inc. 2.95% 6/15/2029	1,174	1,089
	Home Depot, Inc. 1.875% 9/15/2031	3,000	2,479
	Home Depot, Inc. 4.50% 12/6/2048	428	366
	Hyundai Capital America 1.50% 6/15/2026[5]	850	810
	Hyundai Capital America 5.45% 6/24/2026[5]	4,358	4,390
	Hyundai Capital America 5.275% 6/24/2027[5]	7,000	7,058
	Hyundai Capital America 2.375% 10/15/2027[5]	2,579	2,407
	Hyundai Capital America 2.10% 9/15/2028[5]	3,075	2,756
	Hyundai Capital America 5.40% 1/8/2031[5]	1,106	1,106
	International Game Technology PLC 5.25% 1/15/2029[5]	2,445	2,387
	KB Home 7.25% 7/15/2030	1,295	1,329
	Kontoor Brands, Inc. 4.125% 11/15/2029[5]	910	839
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	440	411
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	1,025	1,065
	Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	380	382
	Lithia Motors, Inc. 3.875% 6/1/2029[5]	2,900	2,653
	Lithia Motors, Inc. 4.375% 1/15/2031[5]	1,025	933
	Marriott International, Inc. 4.90% 4/15/2029	1,207	1,205
	Marriott International, Inc. 2.75% 10/15/2033	2,500	2,058
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	620	579
	McDonald’s Corp. 4.60% 9/9/2032	716	697
	McDonald’s Corp. 4.95% 8/14/2033	559	555
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[5]	1,710	1,635
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	1,500	1,512
	NCL Corp., Ltd. 5.875% 2/15/2027[5]	2,450	2,444
	Newell Brands Inc. 6.625% 9/15/2029	1,850	1,885
	Newell Brands, Inc. 6.375% 5/15/2030	535	537
	Newell Brands, Inc. 6.625% 5/15/2032	385	388
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[2,5,7]	1,355	136
	Penske Automotive Group, Inc. 3.75% 6/15/2029	675	614
	RHP Hotel Properties, LP 4.50% 2/15/2029[5]	640	605

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	USD1,795	$1,785
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	2,025	2,022
	Saks Global Enterprises, LLC 11.00% 12/15/2029[5]	1,250	1,205
	Sally Holdings, LLC 6.75% 3/1/2032	170	171
	Sands China, Ltd. 2.30% 3/8/2027	2,075	1,935
	Sonic Automotive, Inc. 4.625% 11/15/2029[5]	3,645	3,369
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	2,215	1,989
	Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	2,200	2,053
	Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	2,500	2,537
	Tempur Sealy International, Inc. 4.00% 4/15/2029[5]	420	387
	Toyota Motor Credit Corp. 0.80% 1/9/2026	429	414
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,372
	Travel + Leisure Co. 4.50% 12/1/2029[5]	2,100	1,963
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]	3,845	3,840
			138,413

Real estate 0.43%
	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	311
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,187
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,736
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,183
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,157
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	353
	American Tower Corp. 1.45% 9/15/2026	2,369	2,242
	American Tower Corp. 3.55% 7/15/2027	1,425	1,382
	American Tower Corp. 3.60% 1/15/2028	1,000	963
	American Tower Corp. 1.50% 1/31/2028	2,500	2,257
	American Tower Corp. 2.30% 9/15/2031	1,500	1,248
	American Tower Corp. 2.95% 1/15/2051	2,000	1,238
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	3,040	2,437
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[5]	1,975	1,754
	Boston Properties, LP 6.50% 1/15/2034	2,223	2,331
	Boston Properties, LP 5.75% 1/15/2035	2,593	2,544
	Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,802
	Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,134
	Host Hotels & Resorts, LP 4.50% 2/1/2026	355	353
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	1,705	1,659
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,855	2,640
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,900	3,514
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,952
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	3,785	3,616
	Iron Mountain, Inc. 4.50% 2/15/2031[5]	2,650	2,425
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,045	3,674
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	4,300	3,808
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,260	1,986
	Kilroy Realty, LP 6.25% 1/15/2036	406	403
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[5]	3,842	3,708
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[5]	2,295	2,166
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	355	365
	MPT Operating Partnership, LP 5.25% 8/1/2026	715	659
	MPT Operating Partnership, LP 5.00% 10/15/2027	10,727	9,054
	MPT Operating Partnership, LP 4.625% 8/1/2029	130	93
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	2,280	2,148
	Prologis, LP 4.875% 6/15/2028	1,357	1,361
	Prologis, LP 4.75% 6/15/2033	2,359	2,285
	Prologis, LP 5.00% 3/15/2034	1,850	1,808
	Prologis, LP 5.00% 1/31/2035	3,111	3,033
	Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,272
	Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,825
	Public Storage Operating Co. 2.30% 5/1/2031	719	614

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	USD1,240	$1,125
	Scentre Group Trust 1 3.50% 2/12/2025[5]	3,075	3,068
	Scentre Group Trust 1 3.25% 10/28/2025[5]	1,000	986
	Scentre Group Trust 1 3.75% 3/23/2027[5]	2,430	2,366
	Service Properties Trust 5.25% 2/15/2026	510	496
	Service Properties Trust 4.75% 10/1/2026	1,635	1,548
	Service Properties Trust 4.95% 2/15/2027	1,540	1,441
	Service Properties Trust 5.50% 12/15/2027	655	616
	Service Properties Trust 3.95% 1/15/2028	1,815	1,522
	Service Properties Trust 8.375% 6/15/2029	3,028	2,930
	Service Properties Trust 4.95% 10/1/2029	2,715	2,162
	Service Properties Trust 4.375% 2/15/2030	705	533
	Service Properties Trust 8.625% 11/15/2031[5]	1,775	1,855
	Service Properties Trust 8.875% 6/15/2032	2,078	1,925
	Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,665
	Sun Communities Operating, LP 2.70% 7/15/2031	876	737
	UDR, Inc. 2.95% 9/1/2026	760	738
			117,393

Industrials 0.41%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[5]	503	501
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,5,9,14]	6,200	6,153
	Allison Transmission, Inc. 3.75% 1/30/2031[5]	3,445	3,050
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[9,14]	2,000	1,998
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[5]	1,025	1,011
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[5]	35	33
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[5]	2,450	2,294
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[5]	1,075	1,110
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[5]	2,140	2,192
	BAE Systems PLC 5.125% 3/26/2029[5]	3,403	3,412
	BAE Systems PLC 5.25% 3/26/2031[5]	2,663	2,672
	BAE Systems PLC 5.30% 3/26/2034[5]	2,772	2,765
	BAE Systems PLC 5.50% 3/26/2054[5]	599	584
	Boeing Co. (The) 3.10% 5/1/2026	251	245
	Boeing Co. (The) 3.25% 2/1/2028	2,000	1,884
	Boeing Co. (The) 5.15% 5/1/2030	945	932
	Boeing Co. (The) 3.625% 2/1/2031	178	162
	Boeing Co. (The) 6.388% 5/1/2031	227	237
	Boeing Co. (The) 3.60% 5/1/2034	2,500	2,097
	Boeing Co. (The) 6.528% 5/1/2034	4,274	4,480
	Boeing Co. (The) 5.805% 5/1/2050	3,380	3,149
	Boeing Co. (The) 6.858% 5/1/2054	520	553
	Bombardier, Inc. 7.875% 4/15/2027[5]	501	502
	Brink’s Co. (The) 4.625% 10/15/2027[5]	2,385	2,316
	Brink’s Co. (The) 6.50% 6/15/2029[5]	485	492
	Brink’s Co. (The) 6.75% 6/15/2032[5]	850	857
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,312
	Canadian Pacific Railway Co. 3.10% 12/2/2051	829	539
	Carrier Global Corp. 6.20% 3/15/2054	163	173
	Chart Industries, Inc. 7.50% 1/1/2030[5]	1,347	1,402
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	290	270
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	255	238
	CoreLogic, Inc. 4.50% 5/1/2028[5]	6,075	5,684
	CSX Corp. 4.25% 3/15/2029	1,062	1,040
	Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[5]	640	629
	Herc Holdings, Inc. 6.625% 6/15/2029[5]	325	329
	Icahn Enterprises, LP 5.25% 5/15/2027	1,835	1,739
	Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,275

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Icahn Enterprises, LP 10.00% 11/15/2029[5]	USD980	$984
	L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,525
	L3Harris Technologies, Inc. 5.60% 7/31/2053	1,498	1,452
	Lockheed Martin Corp. 5.10% 11/15/2027	951	967
	Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,885
	Lockheed Martin Corp. 5.70% 11/15/2054	1,849	1,885
	Masco Corp. 1.50% 2/15/2028	774	698
	Masco Corp. 2.00% 2/15/2031	497	416
	Masco Corp. 3.125% 2/15/2051	230	145
	Norfolk Southern Corp. 4.45% 3/1/2033	654	624
	Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,778
	Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,942
	Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,819
	Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,342
	OneSky Flight, LLC 8.875% 12/15/2029[5]	625	626
	Otis Worldwide Corp. 2.293% 4/5/2027	2,135	2,024
	Reworld Holding Corp. 4.875% 12/1/2029[5]	1,035	958
	RTX Corp. 5.15% 2/27/2033	2,669	2,648
	RTX Corp. 5.375% 2/27/2053	3,950	3,754
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	1,210	1,297
	Texas Combined Tirz I, LLC 0% 12/7/2062[2,5]	400	400
	TransDigm, Inc. 5.50% 11/15/2027	2,200	2,164
	TransDigm, Inc. 6.625% 3/1/2032[5]	1,485	1,500
	Triumph Group, Inc. 9.00% 3/15/2028[5]	2,581	2,691
	Union Pacific Corp. 2.40% 2/5/2030	2,414	2,144
	Union Pacific Corp. 2.95% 3/10/2052	1,000	632
	Union Pacific Corp. 3.839% 3/20/2060	546	391
	Union Pacific Corp. 3.799% 4/6/2071	545	370
	United Rentals (North America), Inc. 3.875% 2/15/2031	2,035	1,820
	United Rentals (North America), Inc. 3.75% 1/15/2032	215	188
	XPO, Inc. 7.125% 6/1/2031[5]	800	824
			110,204

Information technology 0.38%
	Accenture Capital, Inc. 4.25% 10/4/2031	5,283	5,078
	Accenture Capital, Inc. 4.50% 10/4/2034	4,969	4,724
	Adobe, Inc. 1.90% 2/1/2025	366	365
	Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,280
	Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,680
	Broadcom, Inc. 3.469% 4/15/2034[5]	193	167
	Cisco Systems, Inc. 4.95% 2/26/2031	3,015	3,027
	Cisco Systems, Inc. 5.05% 2/26/2034	112	112
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	2,000	1,966
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	3,750	3,812
	Cloud Software Group, Inc. 8.25% 6/30/2032[5]	2,975	3,070
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[9,14]	3,835	3,852
	CommScope Technologies, LLC 5.00% 3/15/2027[5]	4,553	4,076
	CommScope, LLC 6.00% 3/1/2026[5]	5,865	5,843
	CommScope, LLC 8.25% 3/1/2027[5]	1,352	1,295
	CommScope, LLC 7.125% 7/1/2028[5]	448	395
	CommScope, LLC 9.50% 12/15/2031[5]	400	415
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]	6,575	6,766
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[9,14]	225	229
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,9,14]	2,627	2,643

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,9,14]	USD189	$190
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	11,903
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	8,528	6,791
	ION Trading Technologies SARL 9.50% 5/30/2029[5]	560	588
	McAfee Corp. 7.375% 2/15/2030[5]	400	389
	Microchip Technology, Inc. 5.05% 3/15/2029	3,000	2,995
	Microchip Technology, Inc. 5.05% 2/15/2030	2,361	2,345
	Microsoft Corp. 2.921% 3/17/2052	4,814	3,183
	NCR Atleos Corp. 9.50% 4/1/2029[5]	4,144	4,493
	NCR Voyix Corp. 5.125% 4/15/2029[5]	236	226
	Open Text Holdings, Inc. 4.125% 12/1/2031[5]	400	355
	Synaptics, Inc. 4.00% 6/15/2029[5]	875	798
	Texas Instruments, Inc. 4.60% 2/8/2029	2,480	2,474
	Texas Instruments, Inc. 4.85% 2/8/2034	1,343	1,321
	UKG, Inc. 6.875% 2/1/2031[5]	500	508
	Unisys Corp. 6.875% 11/1/2027[5]	370	361
	Viasat, Inc. 5.625% 9/15/2025[5]	150	149
	Viasat, Inc. 5.625% 4/15/2027[5]	6,668	6,461
	Viasat, Inc. 6.50% 7/15/2028[5]	1,275	1,035
	Viasat, Inc. 7.50% 5/30/2031[5]	6,626	4,615
	Viavi Solutions, Inc. 3.75% 10/1/2029[5]	355	322
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,4,7,12]	1,005	1,013
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,4,7,12]	333	335
			103,645

Materials 0.36%
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[5]	500	526
	ATI, Inc. 4.875% 10/1/2029	710	677
	ATI, Inc. 5.125% 10/1/2031	1,110	1,049
	Avient Corp. 7.125% 8/1/2030[5]	855	877
	Avient Corp. 6.25% 11/1/2031[5]	170	168
	Ball Corp. 3.125% 9/15/2031	2,520	2,141
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	460	415
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,553
	Celanese US Holdings, LLC 6.80% 11/15/2030	3,466	3,590
	Celanese US Holdings, LLC 6.95% 11/15/2033	1,806	1,875
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,399
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[5]	3,625	3,384
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[5]	1,650	1,634
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[5]	2,275	2,228
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	775	696
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[5]	2,695	2,650
	Consolidated Energy Finance SA 12.00% 2/15/2031[5]	1,630	1,567
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[5]	3,000	3,046
	CVR Partners, LP 6.125% 6/15/2028[5]	925	901
	Dow Chemical Co. (The) 4.80% 5/15/2049	485	408
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,180	811
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	13,045	13,032
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	5,370	5,718
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	4,517	4,319
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	2,181	2,099
	INEOS Finance PLC 6.75% 5/15/2028[5]	1,985	2,007
	INEOS Finance PLC 7.50% 4/15/2029[5]	395	405
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]	5,400	4,964
	Kaiser Aluminum Corp. 4.625% 3/1/2028[5]	1,795	1,690
	Linde, Inc. 1.10% 8/10/2030	2,938	2,429

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	LSB Industries, Inc. 6.25% 10/15/2028[5]	USD1,560	$1,514
	Methanex Corp. 5.125% 10/15/2027	6,305	6,175
	Methanex US Operations Inc. 6.25% 3/15/2032[5]	655	648
	Mineral Resources, Ltd. 9.25% 10/1/2028[5]	945	993
	Mineral Resources, Ltd. 8.50% 5/1/2030[5]	1,525	1,557
	Mosaic Co. 4.05% 11/15/2027	1,050	1,030
	NOVA Chemicals Corp. 4.25% 5/15/2029[5]	1,875	1,698
	NOVA Chemicals Corp. 9.00% 2/15/2030[5]	775	819
	NOVA Chemicals Corp. 7.00% 12/1/2031[5]	1,130	1,126
	Novelis Corp. 3.875% 8/15/2031[5]	550	474
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	1,715	1,615
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[5]	605	575
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[7,9,14]	736	743
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[7,9,14]	1,217	1,214
	Veritiv Operating Co. 10.50% 11/30/2030[5]	640	690
	Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	2,212	2,294
	Westlake Corp. 4.375% 11/15/2047	500	396
			97,819

Consumer staples 0.28%
	7-Eleven, Inc. 0.95% 2/10/2026[5]	825	790
	BAT Capital Corp. 6.343% 8/2/2030	1,191	1,253
	BAT Capital Corp. 6.421% 8/2/2033	1,290	1,364
	BAT Capital Corp. 4.54% 8/15/2047	627	495
	Campbell’s Co. (The) 4.75% 3/23/2035	5,502	5,191
	Central Garden & Pet Co. 4.125% 4/30/2031[5]	955	845
	Coca-Cola Co. 1.00% 3/15/2028	940	843
	Coca-Cola Co. 4.65% 8/14/2034	1,806	1,757
	Constellation Brands, Inc. 3.60% 2/15/2028	625	601
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,238
	Coty, Inc. 4.75% 1/15/2029[5]	830	792
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[5]	400	420
	J. M. Smucker Co. (The) 5.90% 11/15/2028	2,662	2,758
	J. M. Smucker Co. (The) 6.20% 11/15/2033	1,734	1,829
	J. M. Smucker Co. (The) 6.50% 11/15/2043	256	273
	J. M. Smucker Co. (The) 6.50% 11/15/2053	899	965
	Kroger Co. 5.00% 9/15/2034	4,462	4,324
	Kroger Co. 5.50% 9/15/2054	1,983	1,870
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	2,210	2,023
	Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,111
	Philip Morris International, Inc. 4.875% 2/15/2028	6,000	6,016
	Philip Morris International, Inc. 4.625% 11/1/2029	6,764	6,675
	Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,527
	Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,189
	Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,276
	Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,061
	Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,495
	Post Holdings, Inc. 4.625% 4/15/2030[5]	2,886	2,664
	Post Holdings, Inc. 6.25% 2/15/2032[5]	279	277
	Prestige Brands, Inc. 3.75% 4/1/2031[5]	1,115	980
	Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,936
	Simmons Foods, Inc. 4.625% 3/1/2029[5]	275	255
	Target Corp. 4.50% 9/15/2034	1,447	1,376
	United Natural Foods, Inc. 6.75% 10/15/2028[5]	500	493
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	750	727
			74,689

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Utilities 0.22%
	Calpine Corp. 3.75% 3/1/2031[5]	USD1,975	$1,767
	Commonwealth Edison Co. 4.35% 11/15/2045	1,085	913
	Commonwealth Edison Co. 3.85% 3/15/2052	2,600	1,937
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,050	2,001
	Duke Energy Indiana, LLC 3.25% 10/1/2049	850	571
	Duke Energy Progress, LLC 3.70% 10/15/2046	457	341
	Duke Energy Progress, LLC 2.50% 8/15/2050	202	117
	Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
	Edison International 5.25% 3/15/2032	5,945	5,885
	Electricité de France SA 6.25% 5/23/2033[5]	1,075	1,128
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,12]	1,475	1,667
	Emera US Finance, LP 3.55% 6/15/2026	320	314
	Entergy Louisiana, LLC 5.15% 9/15/2034	4,400	4,331
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	675	626
	MidAmerican Energy Co. 5.85% 9/15/2054	875	890
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	651
	Pacific Gas and Electric Co. 2.10% 8/1/2027	125	117
	Pacific Gas and Electric Co. 6.95% 3/15/2034	2,425	2,657
	Pacific Gas and Electric Co. 3.30% 8/1/2040	100	75
	Pacific Gas and Electric Co. 4.95% 7/1/2050	2,950	2,565
	PacifiCorp 5.30% 2/15/2031	1,404	1,417
	PacifiCorp 5.45% 2/15/2034	796	791
	PacifiCorp 5.35% 12/1/2053	3,347	3,080
	PacifiCorp 5.80% 1/15/2055	575	559
	PG&E Corp. 5.00% 7/1/2028	3,750	3,666
	PG&E Corp. 5.25% 7/1/2030	3,400	3,330
	Public Service Electric and Gas Co. 3.60% 12/1/2047	548	407
	Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,657
	Southern California Edison Co. 2.85% 8/1/2029	4,450	4,064
	Southern California Edison Co. 5.45% 6/1/2031	2,500	2,542
	Southern California Edison Co. 5.20% 6/1/2034	2,522	2,497
	Southern California Edison Co. 5.75% 4/1/2035	675	691
	Southern California Edison Co. 5.35% 7/15/2035	3,000	2,994
	Southern California Edison Co. 3.65% 2/1/2050	261	187
	Talen Energy Supply, LLC 8.625% 6/1/2030[5]	400	427
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,151
	Xcel Energy, Inc. 2.60% 12/1/2029	1,131	1,011
			60,081
	Total corporate bonds, notes & loans		1,679,479
Asset-backed obligations 2.45%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[5,8]	45	45
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[5,8]	10,457	10,405
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[5,8]	2,962	2,985
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,8]	1,324	1,328
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[5,8]	1,993	1,996
	American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[5,8]	1,945	1,954
	American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[5,8]	765	765
	American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[5,8]	1,482	1,497
	American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[5,8]	3,718	3,760
	American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[5,8]	1,122	1,117

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[8]	USD439	$439
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[5,8]	8,500	8,443
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029[5,8]	4,575	4,545
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[5,8]	3,030	3,010
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[5,8]	20,244	19,767
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[5,8]	138	136
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[5,8]	11,617	11,083
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[5,8]	32,377	33,033
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,8]	5,535	5,703
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[5,8,9]	7,810	7,822
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[5,8]	202	197
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[5,8]	2,756	2,791
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[8]	1,899	1,902
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[8]	890	891
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[8]	2,440	2,453
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[8]	955	956
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[8]	1,874	1,872
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[8]	4,091	4,112
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[8]	9,601	9,661
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[8]	1,229	1,236
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[5,8]	4,276	3,811
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[5,8]	254	240
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 5.849% 7/27/2030[5,8,9]	162	162
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,8]	5,140	5,024
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,8]	1,711	1,539
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[5,8]	6,034	5,723
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[5,8]	3,654	3,671
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[5,8]	5,203	5,225
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[5,8]	5,082	5,110
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[5,8]	5,924	5,958
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[5,8]	4,751	4,805
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[5,8]	1,064	976
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[5,8]	3,996	3,668
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[5,8]	848	780
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[5,8]	1,170	1,058
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[8]	4,015	4,039
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[5,8]	1,668	1,678
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[5,8]	1,958	1,993
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[8]	3,305	3,316
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[8]	3,457	3,503
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[5,8]	278	278
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.898% 4/15/2028[5,8,9]	556	556
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[5,8]	245	224
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[5,8]	960	968
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[5,8]	3,956	3,986
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[5,8]	718	716

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[5,8]	USD1,269	$1,268
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[5,8]	2,388	2,406
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[5,8]	2,869	2,876
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[8]	4,430	4,475
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,8]	5,557	5,418
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[5,8]	9,605	9,600
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[5,8]	8,861	8,833
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[5,8]	6,693	6,822
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[5,8,9]	15,000	15,045
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[5,8]	3,235	3,206
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[5,8]	498	460
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[5,8]	200	186
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[5,8]	1,710	1,646
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,8]	7,205	6,790
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,8]	9,080	8,576
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[5,8]	2,998	2,738
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[5,8]	4,468	4,110
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[5,8]	354	322
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[5,8]	1,188	1,183
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[8]	1,774	1,784
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[5,8]	9,657	10,020
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[5,8]	7,553	7,475
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[8]	2,372	2,385
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,8]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[5,8]	8,089	8,028
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[5,8]	8,390	8,346
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[5,8]	4,900	4,607
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[5,8]	4,960	4,808
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[5,8]	7,111	7,324
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,8]	10,307	9,683
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,8]	685	645
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,8]	429	404
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[5,8]	5,324	5,364
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[8]	1,860	1,863
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[8]	1,084	1,088
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[5,8]	2,584	2,511
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[8]	3,557	3,585
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[8]	3,229	3,256
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[5,8]	2,507	2,509
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[5,8]	2,594	2,614
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[5,8]	1,065	1,061
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[5,8]	562	557
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,8]	3,475	3,496
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[5,8]	3,480	3,106
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[5,8]	4,381	3,872
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[5,8]	5,354	4,927
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[5,8]	6,341	5,830
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,8]	3,578	3,313
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[5,8]	6,076	5,630
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[5,8]	23,051	21,275
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[5,8,9]	1,138	1,139
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[5,8,9]	1,653	1,653
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.718% 10/15/2029[5,8,9]	2,241	2,244

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.318% 10/15/2029[5,8,9]	USD5,378	$5,387
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[5,8,9]	4,691	4,691
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[5,8]	5,912	5,964
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[8]	2,725	2,563
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[5,8]	879	885
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.097% 9/15/2039[5,8,9]	656	658
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.858% 10/15/2030[5,8,9]	1,630	1,630
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[8]	1,038	1,040
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[8]	383	383
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[8]	4,235	4,249
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[8]	738	741
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[8]	5,474	5,527
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[8]	5,062	5,134
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[8]	5,394	5,411
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[5,8]	1,841	1,844
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[5,8]	4,498	4,524
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[5,8]	768	772
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[5,8]	1,412	1,430
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[5,8]	2,933	2,937
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[5,8]	3,573	3,606
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[5,8]	3,310	3,307
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.242% 1/15/2053[5,8,9]	4,264	4,213
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[5,8]	2,939	2,689
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[5,8]	3,159	3,024
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[5,8]	2,465	2,370
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[5,8]	1,207	1,158
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[5,8]	977	935
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[5,8]	5,279	5,152
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[5,8]	6,232	6,074
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,8]	1,753	1,681
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[8]	3,169	3,215
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,8]	1,320	1,227
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[5,8]	601	557
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[5,8]	751	680
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[5,8]	2,169	1,983
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[5,8]	6,229	6,277
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[5,8]	8,337	8,229
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[5,8,9]	7,257	6,981
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[8]	5,253	5,296
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[8]	2,033	2,056
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,8]	8,170	7,438
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[5,8]	1,459	1,300
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[5,8]	1,363	1,381
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[8]	8,460	8,467
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[8]	4,292	4,316
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[8,12]	7,481	7,486
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[8]	10,500	10,687
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[5,8]	8,981	9,015
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032[5,8]	1,042	1,054
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[5,8]	3,076	3,084
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,8]	668	669

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[5,8]	USD2,142	$2,142
	Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[5,8]	2,794	2,824
	Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029[5,8]	7,276	7,265
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[5,8]	572	573
	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[8]	7,845	7,890
	World Omni Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[8]	4,551	4,570
	World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[8]	4,623	4,649
			664,493
Bonds & notes of governments & government agencies outside the U.S. 0.14%
	Chile (Republic of) 4.85% 1/22/2029	4,500	4,461
	CPPIB Capital, Inc. 2.75% 11/2/2027[5]	6,600	6,302
	OMERS Finance Trust 3.50% 4/19/2032[5]	4,315	3,922
	OMERS Finance Trust 4.00% 4/19/2052[5]	4,315	3,354
	Panama (Republic of) 7.50% 3/1/2031	1,970	2,001
	Panama (Republic of) 2.252% 9/29/2032	4,805	3,370
	Panama (Republic of) 8.00% 3/1/2038	1,495	1,502
	Panama (Republic of) 4.50% 1/19/2063	1,035	609
	Peru (Republic of) 1.862% 12/1/2032	2,525	1,916
	Peru (Republic of) 5.875% 8/8/2054	2,310	2,209
	Peru (Republic of) 2.78% 12/1/2060	3,775	1,998
	Qatar (State of) 4.00% 3/14/2029[5]	745	726
	Qatar (State of) 4.817% 3/14/2049[5]	750	679
	United Mexican States 2.659% 5/24/2031	2,703	2,200
	United Mexican States 3.50% 2/12/2034	1,790	1,428
	United Mexican States 3.771% 5/24/2061	1,528	871
			37,548
Municipals 0.09%
Florida 0.04%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,949
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,628
			9,577

Illinois 0.01%
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,882	3,845

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,990	4,410

Puerto Rico 0.00%
	G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	451	280

Wisconsin 0.02%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,785	5,495
	Total municipals		23,607
	Total bonds, notes & other debt instruments (cost: $7,127,606,000)		6,892,327

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Investment funds 5.05%	Shares	Value (000)
Capital Group Central Corporate Bond Fund[17]	165,022,208	$1,368,034
Total Investment funds (cost: $1,540,284,000)		1,368,034
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 4.50%[17,18]	8,555,757	855,747
Total short-term securities (cost: $855,531,000)		855,747
Total investment securities 101.12% (cost: $20,007,939,000)		27,389,314
Other assets less liabilities (1.12)%		(303,634)
Net assets 100.00%		$27,085,680
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	6,487	4/3/2025	USD1,333,788	$(913)
5 Year U.S. Treasury Note Futures	Long	3,953	4/3/2025	420,223	(2,738)
10 Year U.S. Treasury Note Futures	Long	1,427	3/31/2025	155,186	(2,315)
10 Year Ultra U.S. Treasury Note Futures	Short	380	3/31/2025	(42,299)	625
20 Year U.S. Treasury Note Futures	Long	491	3/31/2025	55,897	(2,023)
30 Year Ultra U.S. Treasury Bond Futures	Short	930	3/31/2025	(110,583)	4,440
					$(2,924)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.072%	Annual	SOFR	Annual	11/8/2026	USD266,578	$(119)	$—	$(119)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD25,175	$(1,943)	$(2,090)	$147

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[19] (000)	Value at 12/31/2024[20] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD33,772	$755	$759	$(4)
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 5.05%
Capital Group Central Corporate Bond Fund	$1,406,015	$141,579	$146,359	$(28,062)	$(5,139)	$1,368,034	$62,657
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 4.50%[18]	2,395,658	4,459,342	5,999,810	125	432	855,747	105,158
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.50%[18]	1,991		1,991 [21]			—	— [22]
Total short-term securities						855,747
Total 8.21%				$(27,937)	$(4,707)	$2,223,781	$167,815
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[1,2]	8/22/2014	$6,949	$16,254	.06%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[9,14]	9/13/2023	2,582	2,643.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[9,14]	9/13/2023-12/13/2024	189	190	.00 [23]
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,7,12]	6/23/2023	983	1,013.01
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,7,12]	10/22/2024	321	335	.00 [23]
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	50,000	49	.00 [23]
Total		$61,024	$20,484	.08%

127	American Funds Insurance Series

Asset Allocation Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $20,484,000, which represented .08% of the net assets of the fund.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,414,646,000, which represented 5.22% of the net assets of the fund.

[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,273,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $26,539,000, which represented .10% of the net assets of the fund.
[11]	Purchased on a TBA basis.
[12]	Step bond; coupon rate may change at a later date.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $30,492,000, which represented .11% of the net assets of the fund.

[15]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 12/31/2024.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[23]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	128

American Funds Global Balanced Fund
Investment portfolio December 31, 2024

Common stocks 63.35%		Shares	Value (000)
Information technology 11.84%
	Broadcom, Inc.	61,560	$14,272
	Microsoft Corp.	27,395	11,547
	Apple, Inc.	26,578	6,656
	Taiwan Semiconductor Manufacturing Co., Ltd.	162,000	5,290
	Accenture PLC, Class A	8,203	2,886
	Texas Instruments, Inc.	10,951	2,053
	ASML Holding NV	1,964	1,381
	TDK Corp.	94,500	1,216
	Salesforce, Inc.	3,008	1,006
	GlobalWafers Co., Ltd.	11,000	128
			46,435

Health care 8.68%
	Sanofi	50,615	4,895
	Gilead Sciences, Inc.	42,637	3,938
	Eli Lilly and Co.	4,567	3,526
	Abbott Laboratories	30,893	3,494
	Novo Nordisk AS, Class B	36,318	3,126
	Vertex Pharmaceuticals, Inc.[1]	5,715	2,301
	UnitedHealth Group, Inc.	4,248	2,149
	DexCom, Inc.[1]	27,563	2,144
	Stryker Corp.	3,621	1,304
	Molina Healthcare, Inc.[1]	3,729	1,085
	GE HealthCare Technologies, Inc.	13,706	1,072
	Alnylam Pharmaceuticals, Inc.[1]	4,275	1,006
	Medtronic PLC	12,269	980
	AbbVie, Inc.	5,437	966
	Danaher Corp.	2,127	488
	Novartis AG	4,265	415
	Takeda Pharmaceutical Co., Ltd.	15,400	408
	BioMarin Pharmaceutical, Inc.[1]	5,924	389
	AstraZeneca PLC	2,816	367
			34,053

Industrials 8.68%
	RTX Corp.	52,786	6,108
	Carrier Global Corp.	40,530	2,767
	nVent Electric PLC	33,642	2,293
	Safran SA	10,357	2,263
	General Dynamics Corp.	8,449	2,226
	Volvo AB, Class B	74,304	1,803
	BAE Systems PLC	124,476	1,786
	Daikin Industries, Ltd.	15,000	1,757
	Recruit Holdings Co., Ltd.	20,700	1,440
	Honeywell International, Inc.	5,891	1,331
	Deutsche Post AG	37,249	1,311
	Uber Technologies, Inc.[1]	21,398	1,291
	CSX Corp.	34,421	1,111
	Airbus SE, non-registered shares	5,276	841
	Melrose Industries PLC	112,888	782
	Kingspan Group PLC	10,499	764
	PACCAR, Inc.	6,057	630
	Rolls-Royce Holdings PLC[1]	88,249	628
	United Rentals, Inc.	748	527
	General Electric Co.	2,693	449
	Waste Management, Inc.	2,097	423
	Caterpillar, Inc.	1,122	407
	L3Harris Technologies, Inc.	1,918	403

129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Boeing Co. (The)[1]	1,990	$352
	AtkinsRealis Group, Inc.	6,542	347
	GE Vernova, Inc.	— [2]	— [2]
			34,040

Financials 8.46%
	Chubb, Ltd.	13,443	3,714
	Banco Bilbao Vizcaya Argentaria, SA	344,765	3,376
	B3 SA - Brasil, Bolsa, Balcao	1,784,523	3,061
	ING Groep NV	183,880	2,875
	Morgan Stanley	19,546	2,457
	Münchener Rückversicherungs-Gesellschaft AG	4,492	2,260
	HDFC Bank, Ltd. (ADR)	26,702	1,705
	HDFC Bank, Ltd.	24,510	507
	BlackRock, Inc.	1,989	2,039
	JPMorgan Chase & Co.	7,665	1,837
	Zurich Insurance Group AG	2,796	1,661
	AIA Group, Ltd.	224,400	1,623
	Standard Chartered PLC	94,601	1,165
	Mizuho Financial Group, Inc.	36,600	893
	Capital One Financial Corp.	4,566	814
	BNP Paribas SA	11,330	694
	Progressive Corp.	2,507	601
	Great-West Lifeco, Inc.	16,747	556
	3i Group PLC	9,651	429
	Bank Central Asia Tbk PT	571,400	343
	Aegon, Ltd.	53,229	315
	PNC Financial Services Group, Inc.	1,482	286
			33,211

Consumer discretionary 5.73%
	Amazon.com, Inc.[1]	24,275	5,326
	Home Depot, Inc.	9,066	3,527
	LVMH Moët Hennessy-Louis Vuitton SE	3,460	2,262
	Ferrari NV	3,551	1,509
	Ferrari NV (EUR denominated)	783	336
	Royal Caribbean Cruises, Ltd.	7,800	1,799
	Compagnie Financière Richemont SA, Class A	9,443	1,435
	InterContinental Hotels Group PLC	8,788	1,095
	Midea Group Co., Ltd., Class A	100,950	1,039
	Las Vegas Sands Corp.	17,843	916
	McDonald’s Corp.	2,405	697
	Sony Group Corp.	29,000	613
	Hasbro, Inc.	10,679	597
	Starbucks Corp.	6,260	571
	adidas AG	1,550	381
	Restaurant Brands International, Inc.	5,826	380
			22,483

Communication services 5.11%
	Alphabet, Inc., Class A	33,356	6,314
	Alphabet, Inc., Class C	7,289	1,388
	Meta Platforms, Inc., Class A	12,664	7,415
	Netflix, Inc.[1]	2,102	1,874
	Comcast Corp., Class A	24,957	937
	TELUS Corp.	67,043	909
	Omnicom Group, Inc.	9,636	829
	Universal Music Group NV	14,322	365
			20,031

American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)

Consumer staples 4.69%
	Philip Morris International, Inc.	30,773	$3,703
	Imperial Brands PLC	114,472	3,658
	ITC, Ltd.	599,504	3,385
	Ajinomoto Co., Inc.	62,950	2,561
	British American Tobacco PLC	55,322	2,006
	Suntory Beverage & Food, Ltd.	52,600	1,670
	Nestlé SA	10,472	859
	Seven & i Holdings Co., Ltd.	36,800	577
			18,419

Materials 3.67%
	Freeport-McMoRan, Inc.	128,581	4,896
	Glencore PLC	400,493	1,761
	Linde PLC	4,202	1,759
	Smurfit Westrock PLC	27,112	1,460
	Air Products and Chemicals, Inc.	4,981	1,445
	International Paper Co.	20,944	1,127
	Rio Tinto PLC	11,644	686
	Vale SA (ADR), ordinary nominative shares	58,771	521
	Air Liquide SA	2,448	396
	Celanese Corp.	4,784	331
	Nitto Denko Corp.	700	12
			14,394

Utilities 3.35%
	DTE Energy Co.	26,692	3,223
	Constellation Energy Corp.	10,637	2,379
	PG&E Corp.	83,540	1,686
	E.ON SE	142,043	1,654
	Duke Energy Corp.	15,182	1,636
	SembCorp Industries, Ltd.	265,900	1,074
	CenterPoint Energy, Inc.	24,735	785
	Dominion Energy, Inc.	12,884	694
	Power Grid Corporation of India, Ltd.	— [2]	— [2]
			13,131

Energy 2.42%
	Canadian Natural Resources, Ltd. (CAD denominated)	151,046	4,663
	Shell PLC (GBP denominated)	49,182	1,527
	TC Energy Corp. (CAD denominated)	32,374	1,509
	Chevron Corp.	7,358	1,066
	Neste OYJ	40,968	517
	Cameco Corp. (CAD denominated)	4,130	212
			9,494

Real estate 0.72%
	CTP NV	100,906	1,552
	Embassy Office Parks REIT	293,448	1,266
			2,818
	Total common stocks (cost: $188,641,000)		248,509
Preferred securities 0.06%
Consumer discretionary 0.06%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	3,986	241
	Total preferred securities (cost: $323,000)		241

131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Convertible stocks 0.35%	Shares	Value (000)
Utilities 0.35%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	33,700	$1,379
Total convertible stocks (cost: $1,445,000)		1,379
Bonds, notes & other debt instruments 30.24%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 13.31%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	82
Asian Development Bank 1.125% 6/10/2025	GBP100	123
Asian Development Bank 6.20% 10/6/2026	INR1,990	23
Asian Development Bank 6.72% 2/8/2028	18,000	210
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	61
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	405
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	700	414
Austria (Republic of) 0% 2/20/2031	EUR500	444
Austria (Republic of) 2.90% 2/20/2034	120	126
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[3]	USD445	437
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR270	283
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	304
Brazil (Federative Republic of) 10.00% 1/1/2031	12,103	1,562
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	220	31
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	1,584	214
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	220	29
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	135
Canada 2.25% 6/1/2025	CAD1,400	971
Canada 0.25% 3/1/2026	246	166
Canada (Government) 3.50% 3/1/2028	1,119	793
Canada (Government) 1.50% 12/1/2031	840	527
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	52
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY4,100	585
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	549
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	285
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	12,270	1,835
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	6,020	867
China (People’s Republic of), Series INBK, 2.11% 8/25/2034	9,850	1,400
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	820	137
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	1,860	257
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	151
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,232
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
Estonia (Republic of) 3.25% 1/17/2034	EUR160	168
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR7,100	82
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	115
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	49
European Investment Bank 0.375% 9/15/2027	EUR110	108
European Investment Bank 0.25% 1/20/2032	860	760
European Union 0% 7/6/2026	100	100
European Union 0.25% 10/22/2026	50	50
European Union 2.875% 12/6/2027	50	53
Export-Import Bank of Thailand 5.354% 5/16/2029	USD200	202
French Republic O.A.T. 0.75% 2/25/2028	EUR410	403
French Republic O.A.T. 0% 11/25/2030	1,320	1,165
French Republic O.A.T. 2.00% 11/25/2032	610	588
French Republic O.A.T. 3.25% 5/25/2045	160	159
Germany (Federal Republic of) 2.50% 3/13/2025	845	875
Germany (Federal Republic of) 0% 2/15/2032	540	480
Germany (Federal Republic of) 1.70% 8/15/2032	674	673
Germany (Federal Republic of) 2.30% 2/15/2033	300	311
Germany (Federal Republic of) 2.20% 2/15/2034	100	102
Germany (Federal Republic of) 1.00% 5/15/2038	180	154
Germany (Federal Republic of) 0% 8/15/2050	300	164

American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2052	EUR80	$41
Greece (Hellenic Republic of) 3.375% 2/15/2025	5	5
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	71
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	88
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	505
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR1,165,000	71
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	108
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	4,437,000	295
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	214
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	76
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	13,435,000	834
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	3,654,000	221
Inter-American Development Bank 7.00% 1/25/2029	INR47,000	545
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	183
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	186
Ireland (Republic of) 2.60% 10/18/2034	EUR100	103
Ireland (Republic of) 3.00% 10/18/2043	150	159
Israel (State of) 4.50% 1/17/2033	USD200	184
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	534
Japan, Series 151, 0.005% 3/20/2027	201,500	1,265
Japan, Series 346, 0.10% 3/20/2027	134,150	844
Japan, Series 352, 0.10% 9/20/2028	61,950	386
Japan, Series 363, 0.10% 6/20/2031	7,500	46
Japan, Series 373, 0.60% 12/20/2033	55,750	342
Japan, Series 152, 1.20% 3/20/2035	242,550	1,553
Japan, Series 176, 0.50% 3/20/2041	109,950	585
Japan, Series 179, 0.50% 12/20/2041	50,500	264
Japan, Series 42, 1.70% 3/20/2044	74,550	463
Japan, Series 37, 0.60% 6/20/2050	26,950	121
Japan, Series 74, 1.00% 3/20/2052	84,000	405
Japan, Series 76, 1.40% 9/20/2052	47,500	252
Japan, Series 77, 1.60% 12/20/2052	68,100	378
Japan, Series 84, 2.10% 9/20/2054	82,450	507
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	112
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	114
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	241
New South Wales Treasury Corp. 4.25% 2/20/2036	670	382
Norway (Kingdom of) 1.75% 9/6/2029	NOK735	59
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	97
Panama (Republic of) 7.50% 3/1/2031	USD200	203
Panama (Republic of) 6.40% 2/14/2035	200	182
Panama (Republic of) 7.875% 3/1/2057	1,130	1,093
Philippines (Republic of) 0.25% 4/28/2025	EUR100	102
Philippines (Republic of) 1.648% 6/10/2031	USD200	161
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	88
Portugal Republic 0.475% 10/18/2030	EUR230	214
Portugal Republic 3.50% 6/18/2038	230	249
Quebec (Province of) 3.35% 7/23/2039	290	302
Republic of Italy 1.35% 4/1/2030	550	528
Republic of Italy 4.20% 3/1/2034	1,675	1,845
Republic of Italy 4.50% 10/1/2053	210	232
Republic of Italy 4.30% 10/1/2054	200	212
Republic Of Italy 4.40% 5/1/2033	1,200	1,344
Republic Of Italy 4.35% 11/1/2033	740	825
Romania 2.125% 3/7/2028	130	127
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	150
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	235
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,831,500	1,349
Spain (Kingdom of) 0% 1/31/2027	EUR335	331
Spain (Kingdom of) 0.80% 7/30/2027	490	488
Spain (Kingdom of) 0.50% 10/31/2031	165	148

133	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Spain (Kingdom of) 3.15% 4/30/2033	EUR317	$334
	Spain (Kingdom of) 3.55% 10/31/2033	370	401
	Spain (Kingdom of) 3.25% 4/30/2034	120	127
	Spain (Kingdom of) 3.45% 10/31/2034	240	257
	Turkey (Republic of) 7.125% 7/17/2032	USD200	199
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY14,240	338
	Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	1,090	22
	United Kingdom 1.25% 7/22/2027	GBP410	477
	United Kingdom 0.375% 10/22/2030	490	494
	United Kingdom 1.00% 1/31/2032	750	748
	United Kingdom 4.25% 6/7/2032	785	975
	United Kingdom 3.25% 1/22/2044	234	228
	United Kingdom 1.25% 7/31/2051	413	231
	United Kingdom 4.375% 7/31/2054	235	261
	United Kingdom 2.50% 7/22/2065	340	242
	United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	490
	United Mexican States, Series M, 7.75% 11/23/2034	3,130	126
	United Mexican States, Series M, 8.00% 11/7/2047	5,120	190
	United Mexican States, Series M, 8.00% 7/31/2053	28,580	1,041
	United Mexican States, Series S, 4.00% 10/29/2054[4]	523	19
			52,207
Corporate bonds, notes & loans 6.33%
Financials 1.54%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[5]	EUR330	311
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[3,5]	USD200	204
	AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[5]	EUR200	224
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[5]	100	110
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[5]	USD161	162
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[5]	625	648
	BPCE SA 4.50% 1/13/2033	EUR100	109
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[3,5]	USD200	205
	Chubb INA Holdings, LLC 3.35% 5/3/2026	10	10
	Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[5]	70	63
	Corebridge Financial, Inc. 3.90% 4/5/2032	59	54
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[5]	160	152
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[5]	EUR200	191
	DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026)[5]	GBP100	123
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[5]	USD290	296
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[5]	200	199
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[5]	360	382
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[5]	290	315
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[5]	EUR100	116
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[5]	USD160	156
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[5]	280	232
	KfW 1.125% 7/4/2025	GBP95	117
	Mastercard, Inc. 2.00% 11/18/2031	USD102	85
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[5]	294	301
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[5]	150	153
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[5]	119	119
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[5]	EUR175	165
	New York Life Insurance Co. 3.75% 5/15/2050[3]	USD23	17
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[5]	65	71

American Funds Insurance Series	134

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[5]	USD25	$25
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	279
	Royal Bank of Canada 1.20% 4/27/2026	175	167
	Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[5,6]	EUR250	266
			6,044

Energy 1.00%
	Ecopetrol SA 4.125% 1/16/2025	USD127	127
	Ecopetrol SA 8.625% 1/19/2029	295	313
	Ecopetrol SA 6.875% 4/29/2030	160	156
	Empresa Nacional del Petroleo 5.95% 7/30/2034[3]	200	199
	Enterprise Products Operating, LLC 4.95% 2/15/2035	25	24
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[3]	225	222
	Halliburton Co. 3.80% 11/15/2025	2	2
	Kinder Morgan, Inc. 4.30% 6/1/2025	165	165
	ONEOK, Inc. 5.80% 11/1/2030	7	7
	ONEOK, Inc. 6.05% 9/1/2033	53	55
	Petroleos Mexicanos 4.25% 1/15/2025	296	295
	Petroleos Mexicanos 6.875% 10/16/2025	63	63
	Petroleos Mexicanos 6.875% 8/4/2026	211	207
	Petroleos Mexicanos 6.49% 1/23/2027	1,238	1,202
	Petroleos Mexicanos 6.84% 1/23/2030	460	421
	Raizen Fuels Finance SA 6.45% 3/5/2034[3]	200	198
	Saudi Arabian Oil Co. 5.75% 7/17/2054[3]	200	187
	Targa Resources Corp. 5.50% 2/15/2035	2	2
	TotalEnergies Capital SA 5.488% 4/5/2054	85	82
			3,927

Utilities 0.76%
	American Electric Power Co., Inc. 1.00% 11/1/2025	100	97
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[3]	35	33
	CMS Energy Corp. 3.00% 5/15/2026	180	176
	Duke Energy Corp. 3.75% 4/1/2031	EUR100	106
	Duke Energy Progress, LLC 3.70% 9/1/2028	USD75	72
	Enel Américas SA 4.00% 10/25/2026	35	34
	Enel Finance International NV 2.125% 7/12/2028[3]	200	181
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	171
	Exelon Corp. 3.40% 4/15/2026	150	148
	FirstEnergy Corp. 1.60% 1/15/2026	100	97
	Interstate Power and Light Co. 2.30% 6/1/2030	50	43
	NextEra Energy Operating Partners, LP 7.25% 1/15/2029[3]	550	563
	Pacific Gas and Electric Co. 3.15% 1/1/2026	100	98
	Pacific Gas and Electric Co. 2.95% 3/1/2026	25	25
	Pacific Gas and Electric Co. 2.10% 8/1/2027	100	93
	Pacific Gas and Electric Co. 3.30% 12/1/2027	252	241
	Pacific Gas and Electric Co. 4.65% 8/1/2028	114	113
	Pacific Gas and Electric Co. 4.55% 7/1/2030	31	30
	Pacific Gas and Electric Co. 6.15% 1/15/2033	78	81
	Pacific Gas and Electric Co. 4.95% 7/1/2050	120	104
	Pacific Gas and Electric Co. 3.50% 8/1/2050	137	94
	Public Service Company of Colorado 5.75% 5/15/2054	85	85
	Xcel Energy, Inc. 3.35% 12/1/2026	316	308
			2,993

135	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 0.68%
	AbbVie, Inc. 5.05% 3/15/2034	USD25	$25
	AbbVie, Inc. 5.35% 3/15/2044	25	24
	AbbVie, Inc. 5.40% 3/15/2054	25	24
	AbbVie, Inc. 5.50% 3/15/2064	25	24
	Amgen, Inc. 1.90% 2/21/2025	40	40
	Amgen, Inc. 2.20% 2/21/2027	30	28
	Amgen, Inc. 4.20% 3/1/2033	280	260
	Amgen, Inc. 5.65% 3/2/2053	422	407
	Becton, Dickinson and Co. 3.70% 6/6/2027	43	42
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	301
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	215	215
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	58
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	85	82
	CVS Health Corp. 5.40% 6/1/2029	242	242
	EMD Finance, LLC 3.25% 3/19/2025[3]	250	249
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	33
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	192
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
	Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	103
	UnitedHealth Group, Inc. 4.00% 5/15/2029	USD258	249
	UnitedHealth Group, Inc. 5.625% 7/15/2054	65	63
			2,681

Communication services 0.47%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN9,100	432
	América Móvil, SAB de CV 9.50% 1/27/2031	2,000	90
	AT&T, Inc. 2.75% 6/1/2031	USD165	144
	AT&T, Inc. 2.55% 12/1/2033	64	52
	Comcast Corp. 0% 9/14/2026	EUR100	99
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
	Orange 9.00% 3/1/2031[5]	65	77
	Orange 3.625% 11/16/2031	EUR100	107
	Tencent Holdings, Ltd. 3.925% 1/19/2038	USD200	170
	T-Mobile USA, Inc. 2.05% 2/15/2028	200	184
	T-Mobile USA, Inc. 3.70% 5/8/2032	EUR100	106
	T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	113
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	131
	Verizon Communications, Inc. 0.75% 3/22/2032	100	88
			1,849

Consumer discretionary 0.46%
	BMW US Capital, LLC 3.90% 4/9/2025[3]	USD70	70
	Daimler Truck International Finance BV 3.875% 6/19/2029	EUR100	107
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[3]	USD150	146
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[3]	150	149
	Ford Motor Credit Co., LLC 5.303% 9/6/2029	200	196
	General Motors Financial Co., Inc. 4.90% 10/6/2029	135	133
	Hyundai Capital America 1.50% 6/15/2026[3]	250	238
	Hyundai Capital America 2.375% 10/15/2027[3]	109	102
	McDonalds Corp. 1.60% 3/15/2031[6]	EUR100	95
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[3]	USD185	184
	Sands China, Ltd. 5.40% 8/8/2028	400	396
			1,816

Consumer staples 0.44%
	Altria Group, Inc. 2.20% 6/15/2027	EUR270	276
	BAT Capital Corp. 3.215% 9/6/2026	USD62	61
	BAT Capital Corp. 4.70% 4/2/2027	67	67
	BAT Capital Corp. 3.557% 8/15/2027	105	102
	BAT Capital Corp. 3.462% 9/6/2029	75	70

American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[5]	EUR640	$651
	Campbell’s Co. (The) 4.75% 3/23/2035	USD107	101
	Coca-Cola Co. 1.25% 3/8/2031	EUR100	94
	Coca-Cola Co. 4.65% 8/14/2034	USD61	59
	Coca-Cola Co. 3.75% 8/15/2053	EUR125	131
	Philip Morris International, Inc. 5.75% 11/17/2032	USD110	113
			1,725

Industrials 0.40%
	Boeing Co. (The) 6.528% 5/1/2034	604	633
	Canadian Pacific Railway Co. 3.10% 12/2/2051	164	107
	Carrier Global Corp. 2.242% 2/15/2025	6	6
	Carrier Global Corp. 2.493% 2/15/2027	7	7
	CSX Corp. 3.80% 4/15/2050	6	4
	CSX Corp. 2.50% 5/15/2051	75	44
	Honeywell International, Inc. 3.75% 3/1/2036	EUR100	104
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[3]	USD83	82
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[3]	200	195
	RTX Corp. 4.125% 11/16/2028	170	165
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	199
			1,546

Materials 0.24%
	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	602
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[3]	250	266
	Vale Overseas, Ltd. 3.75% 7/8/2030	94	86
			954

Information technology 0.23%
	Broadcom, Inc. 4.00% 4/15/2029[3]	21	20
	Broadcom, Inc. 4.15% 11/15/2030	70	67
	Broadcom, Inc. 3.419% 4/15/2033[3]	123	108
	Broadcom, Inc. 3.137% 11/15/2035[3]	15	12
	Lenovo Group, Ltd. 5.875% 4/24/2025	269	270
	Oracle Corp. 2.65% 7/15/2026	216	209
	SK hynix, Inc. 1.50% 1/19/2026	200	193
			879

Real estate 0.11%
	American Tower Corp. 0.875% 5/21/2029	EUR130	123
	Equinix, Inc. 2.15% 7/15/2030	USD176	151
	Essex Portfolio, LP 3.50% 4/1/2025	120	120
	Essex Portfolio, LP 3.375% 4/15/2026	40	39
			433
	Total corporate bonds, notes & loans		24,847
Mortgage-backed obligations 5.87%
Federal agency mortgage-backed obligations 4.90%
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[7]	163	127
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	278	276
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[7]	75	76
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[7]	1,359	1,313
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[7]	355	353
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	471	473
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]	33	33
	Fannie Mae Pool #MA5270 5.00% 2/1/2054[7]	790	763
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[7]	22	22
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]	15	15
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]	3,196	3,213

137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[7]	USD38	$39
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[7]	96	95
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	78	79
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[7]	195	193
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[7]	144	142
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	111	112
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[7]	75	76
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[7]	61	62
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[7]	55	56
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[7]	91	89
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[7]	90	90
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[7]	77	77
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]	74	75
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]	38	38
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]	29	30
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[7]	99	100
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[7]	1,675	1,657
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[7]	285	268
	Fannie Mae Pool #DC7351 4.50% 12/1/2054[7]	16	15
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[7]	103	97
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	444	430
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	1,554	1,502
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]	11	11
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]	795	785
	Freddie Mac Pool #QI0213 6.50% 2/1/2054[7]	9	9
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	441	436
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[7]	28	27
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	44	44
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	87	88
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[7]	48	47
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[7]	36	36
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[7]	116	117
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[7]	112	114
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]	78	79
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[7]	58	59
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]	55	56
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	45	46
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[7]	25	24
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]	48	49
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]	18	18
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[7]	11	12
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[7]	135	133
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]	165	167
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]	89	91
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]	85	87
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]	78	79
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]	47	47
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[7]	59	61
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[7]	95	90
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[7]	77	72
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[7]	64	64
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[7,8]	64	50
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[7,8]	231	217
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[7,8]	3,895	3,760
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[7,8]	284	267
			19,228

American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.51%
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[3,7,9]	USD106	$104
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[3,7,9]	158	162
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[3,7,9]	84	85
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[3,7,9]	59	59
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[3,7,9]	55	56
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[3,7,9]	84	84
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[3,7,9]	121	122
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[3,5,7]	276	278
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[3,5,7]	124	125
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[3,7,9]	92	84
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[3,5,7]	101	102
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[3,5,7]	197	199
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[3,5,7]	277	279
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[3,5,7]	138	140
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[3,7,9]	100	100
			1,979

Other mortgage-backed securities 0.24%
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[7]	DKK433	56
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[7]	1,131	144
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[7]	5,237	604
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[7]	456	48
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[7]	549	61
	Realkredit Danmark AS 1.00% 10/1/2053[7]	182	20
			933

Commercial mortgage-backed securities 0.22%
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[7,9]	USD55	56
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[3,7,9]	150	150
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[3,7,9]	110	110
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[3,7,9]	100	103
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[3,7,9]	135	137
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[3,7,9]	24	24
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[3,7,9]	100	101
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[3,7,9]	143	143
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[3,7,9]	52	53
			877
	Total mortgage-backed obligations		23,017

139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.42%
U.S. Treasury 4.11%
	U.S. Treasury 3.00% 7/15/2025	USD985	$979
	U.S. Treasury 3.75% 4/15/2026	76	76
	U.S. Treasury 4.875% 5/31/2026	1,185	1,195
	U.S. Treasury 4.00% 1/15/2027	620	617
	U.S. Treasury 4.50% 4/15/2027	1,173	1,179
	U.S. Treasury 4.00% 6/30/2028	4,583	4,537
	U.S. Treasury 4.375% 8/31/2028	81	81
	U.S. Treasury 4.625% 9/30/2028	1,918	1,937
	U.S. Treasury 4.125% 3/31/2029	815	807
	U.S. Treasury 3.50% 9/30/2029	755	727
	U.S. Treasury 1.375% 11/15/2031[10]	771	631
	U.S. Treasury 1.875% 2/15/2032	220	185
	U.S. Treasury 2.875% 5/15/2032	306	275
	U.S. Treasury 1.875% 2/15/2041[10]	605	406
	U.S. Treasury 2.25% 5/15/2041[10]	1,115	792
	U.S. Treasury 2.875% 11/15/2046	400	291
	U.S. Treasury 1.25% 5/15/2050	440	209
	U.S. Treasury 1.375% 8/15/2050	400	195
	U.S. Treasury 2.375% 5/15/2051[10]	510	321
	U.S. Treasury 2.00% 8/15/2051[10]	560	321
	U.S. Treasury 4.00% 11/15/2052	270	236
	U.S. Treasury 3.625% 2/15/2053	149	121
			16,118

U.S. Treasury inflation-protected securities 0.31%
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]	366	354
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]	676	687
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[4]	264	192
			1,233
	Total U.S. Treasury bonds & notes		17,351
Asset-backed obligations 0.28%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[3,7]	27	27
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[3,7]	12	12
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[3,7]	44	44
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[3,7]	125	126
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[3,7]	148	152
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[3,7]	100	100
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[3,7]	113	114
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[3,7]	100	101
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[3,7]	208	210
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[3,7]	100	102
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[3,7,9]	79	80
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,7]	16	16
			1,084
Municipals 0.03%
Ohio 0.02%
	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	73

American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		USD80	$55
Total municipals			128
Total bonds, notes & other debt instruments (cost: $126,803,000)			118,634
Investment funds 1.01%		Shares
Capital Group Central Corporate Bond Fund[11]		476,845	3,953
Total Investment funds (cost: $3,772,000)			3,953
Short-term securities 5.87%
Money market investments 5.65%
Capital Group Central Cash Fund 4.50%[11,12]		221,832	22,187
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.22%
Egypt (Arab Republic of) 3/11/2025	21.301%	EGP7,550	142
Egypt (Arab Republic of) 3/18/2025	21.597	37,925	707
			849
Total short-term securities (cost: $23,087,000)			23,036
Total investment securities 100.88% (cost: $344,071,000)			395,752
Other assets less liabilities (0.88)%			(3,470)
Net assets 100.00%			$392,282
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year Euro-Schatz Futures	Long	15	3/10/2025	USD1,662	$(5)
2 Year U.S. Treasury Note Futures	Long	18	4/3/2025	3,701	(6)
5 Year Euro-Bobl Futures	Long	38	3/10/2025	4,639	(58)
5 Year U.S. Treasury Note Futures	Long	90	4/3/2025	9,567	(62)
10 Year Italy Government Bond Futures	Long	13	3/10/2025	1,616	(39)
10 Year French Government Bond Futures	Long	7	3/10/2025	895	(18)
10 Year Euro-Bund Futures	Short	24	3/10/2025	(3,317)	71
10 Year Australian Treasury Bond Futures	Long	2	3/17/2025	140	(2)
10 Year Japanese Government Bond Futures	Long	2	3/21/2025	1,804	(7)
10 Year U.S. Treasury Note Futures	Long	20	3/31/2025	2,175	(32)
10 Year Canadian Government Bond Futures	Long	9	3/31/2025	768	6
10 Year UK Gilt Futures	Long	4	3/31/2025	463	(12)
20 Year U.S. Treasury Note Futures	Long	13	3/31/2025	1,480	(42)

141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Year Euro-Buxl Futures	Long	1	3/10/2025	USD137	$(8)
30 Year Ultra U.S. Treasury Bond Futures	Long	4	3/31/2025	475	(24)
					$(238)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	179	MYR	800	HSBC Bank	1/8/2025	$1
MYR	110	USD	25	JPMorgan Chase	1/8/2025	— [2]
MYR	800	USD	180	JPMorgan Chase	1/8/2025	(1)
JPY	13,739	USD	89	BNP Paribas	1/8/2025	(2)
CHF	130	USD	148	HSBC Bank	1/8/2025	(4)
EUR	392	USD	413	Citibank	1/8/2025	(7)
CNH	6,185	USD	855	Standard Chartered Bank	1/9/2025	(12)
USD	1,526	BRL	8,921	JPMorgan Chase	1/10/2025	85
USD	287	KRW	408,860	Morgan Stanley	1/10/2025	11
USD	475	INR	40,175	HSBC Bank	1/10/2025	6
COP	276,050	USD	62	Morgan Stanley	1/10/2025	— [2]
USD	20	CLP	19,505	Morgan Stanley	1/10/2025	— [2]
BRL	470	USD	76	Morgan Stanley	1/10/2025	— [2]
BRL	500	USD	82	BNP Paribas	1/10/2025	(1)
BRL	1,010	USD	165	Morgan Stanley	1/10/2025	(2)
USD	558	IDR	9,051,240	Citibank	1/10/2025	(2)
USD	1,340	KRW	1,980,870	Morgan Stanley	1/10/2025	(2)
IDR	2,859,554	USD	179	Citibank	1/10/2025	(3)
USD	210	BRL	1,315	JPMorgan Chase	1/10/2025	(3)
JPY	166,455	USD	1,122	UBS AG	1/10/2025	(63)
USD	48	AUD	75	HSBC Bank	1/14/2025	2
CNH	670	USD	91	Citibank	1/14/2025	— [2]
USD	11,524	CNH	84,610	Citibank	1/14/2025	(8)
EUR	399	USD	421	Citibank	1/14/2025	(8)
CNH	7,737	USD	1,066	UBS AG	1/14/2025	(11)
USD	116	EUR	110	Morgan Stanley	1/15/2025	2
USD	398	MXN	8,290	Barclays Bank PLC	1/15/2025	1
USD	370	THB	12,670	UBS AG	1/15/2025	1
USD	86	CZK	2,080	Citibank	1/15/2025	— [2]
EUR	110	USD	114	HSBC Bank	1/15/2025	— [2]
PLN	540	USD	133	HSBC Bank	1/15/2025	(2)
CZK	2,840	USD	120	Standard Chartered Bank	1/15/2025	(3)
THB	12,750	USD	376	Citibank	1/15/2025	(4)
MXN	4,630	USD	229	UBS AG	1/15/2025	(7)
MXN	5,510	USD	271	Bank of New York Mellon	1/15/2025	(8)
USD	842	GBP	660	HSBC Bank	1/16/2025	16
USD	232	JPY	34,589	Morgan Stanley	1/16/2025	12
USD	4,596	GBP	3,670	JPMorgan Chase	1/16/2025	2
GBP	60	USD	75	Citibank	1/16/2025	— [2]
GBP	915	USD	1,167	Barclays Bank PLC	1/16/2025	(22)
USD	1,298	JPY	199,030	UBS AG	1/17/2025	31
USD	547	NZD	938	Standard Chartered Bank	1/17/2025	23
USD	412	CHF	360	Standard Chartered Bank	1/17/2025	15

American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	347	EUR	330	Morgan Stanley	1/17/2025	$5
USD	11,223	JPY	1,761,820	BNP Paribas	1/17/2025	3
USD	1,591	AUD	2,570	Bank of America	1/17/2025	1
USD	177	CHF	160	UBS AG	1/17/2025	— [2]
CAD	110	USD	76	Citibank	1/17/2025	— [2]
EUR	396	DKK	2,950	Standard Chartered Bank	1/17/2025	— [2]
EUR	330	USD	342	HSBC Bank	1/17/2025	— [2]
NZD	111	USD	62	UBS AG	1/17/2025	— [2]
AUD	90	USD	58	Standard Chartered Bank	1/17/2025	(2)
USD	3,235	CAD	4,650	Citibank	1/17/2025	(2)
DKK	800	USD	114	Standard Chartered Bank	1/17/2025	(2)
CHF	520	USD	579	Morgan Stanley	1/17/2025	(5)
NZD	874	USD	495	UBS AG	1/17/2025	(6)
NOK	6,655	USD	597	BNP Paribas	1/17/2025	(12)
CAD	1,350	USD	953	Morgan Stanley	1/17/2025	(14)
JPY	666,752	USD	4,409	Morgan Stanley	1/17/2025	(163)
USD	144	CHF	130	UBS AG	1/21/2025	— [2]
USD	343	CHF	310	UBS AG	1/21/2025	— [2]
USD	82	CZK	2,000	Citibank	1/21/2025	— [2]
USD	47	HUF	18,750	BNP Paribas	1/21/2025	— [2]
USD	59	NOK	670	UBS AG	1/21/2025	— [2]
USD	225	PLN	930	Bank of America	1/21/2025	— [2]
USD	332	SEK	3,660	Bank of America	1/21/2025	— [2]
EUR	201	CAD	300	UBS AG	1/23/2025	— [2]
EUR	430	USD	446	HSBC Bank	1/23/2025	— [2]
USD	117	SGD	160	UBS AG	1/23/2025	— [2]
USD	117	SGD	160	UBS AG	1/23/2025	— [2]
GBP	90	USD	114	Morgan Stanley	1/23/2025	(2)
SGD	160	USD	119	Standard Chartered Bank	1/23/2025	(2)
EUR	4,890	USD	5,144	Morgan Stanley	1/23/2025	(74)
USD	599	NOK	6,657	UBS AG	1/24/2025	14
USD	157	NZD	280	UBS AG	1/24/2025	— [2]
EUR	115	USD	121	BNP Paribas	1/24/2025	(1)
HUF	17,610	USD	45	Citibank	1/24/2025	(1)
SEK	3,570	USD	326	Standard Chartered Bank	1/24/2025	(3)
NZD	280	USD	162	HSBC Bank	1/24/2025	(5)
USD	918	MXN	18,680	Morgan Stanley	1/27/2025	27
USD	82	ILS	300	BNP Paribas	2/6/2025	— [2]
USD	125	RON	600	Bank of America	2/6/2025	— [2]
USD	26,635	EUR	25,670	UBS AG	2/21/2025	(13)
USD	412	JPY	61,409	UBS AG	3/10/2025	19
USD	110	JPY	16,666	Bank of America	3/10/2025	4
USD	268	BRL	1,390	Citibank	4/1/2025	47
BRL	1,390	USD	249	Citibank	4/1/2025	(28)
						$(182)

143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(3)	$(11)	$8
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	— [2]	— [2]	— [2]
3.5175%	Annual	SOFR	Annual	8/15/2027	USD2,500	(34)	—	(34)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	9	11	(2)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	(8)	— [2]	(8)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	98	90	8
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(2)	(3)	1
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP375	23	(3)	26
						$83	$84	$(1)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(33)	$—	$(33)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL3,810	(93)	—	(93)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	(329)	(130)	(199)
							$(455)	$(130)	$(325)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
ITRAXX.EUR.42	1.00%	Quarterly	12/20/2029	EUR840	$(17)	$(18)	$1
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[13] (000)	Value at 12/31/2024[14] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD10,922	$244	$249	$(5)

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)
Investments in affiliates11

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 1.01%
Capital Group Central Corporate Bond Fund	$8,341	$2,627	$6,762	$45	$(298)	$3,953	$265
Short-term securities 5.65%
Money market investments 5.65%
Capital Group Central Cash Fund 4.50%[12]	12,974	118,912	109,705	2	4	22,187	1,505
Total 6.66%				$47	$(294)	$26,140	$1,770
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[5]	12/4/2024	$274	$266	.07%
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	102	95.02
Total		$376	$361	.09%

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,151,000, which represented
2.08% of the net assets of the fund.

[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $361,000, which represented .09% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $959,000, which represented .24% of the net assets of the fund.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Rate represents the seven-day yield at 12/31/2024.
[13]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[14]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	146

The Bond Fund of America®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.80%		Principal amount (000)	Value (000)
Mortgage-backed obligations 39.60%
Federal agency mortgage-backed obligations 33.53%
	Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD2	$2
	Fannie Mae Pool #256133 4.50% 1/1/2026[1]	2	2
	Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]	35	34
	Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]	29	28
	Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]	14	14
	Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	2,268	2,084
	Fannie Mae Pool #913966 6.00% 2/1/2037[1]	31	32
	Fannie Mae Pool #945680 6.00% 9/1/2037[1]	343	355
	Fannie Mae Pool #924866 6.765% 10/1/2037[1,2]	131	131
	Fannie Mae Pool #988588 5.50% 8/1/2038[1]	165	166
	Fannie Mae Pool #889982 5.50% 11/1/2038[1]	686	690
	Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	146	146
	Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	743	732
	Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	696	694
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	112,839	94,290
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	696	694
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	373	372
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	328	327
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	201	200
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	1,322	1,100
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	2,212	1,837
	Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]	39	36
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,698	1,534
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	726	656
	Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	749	695
	Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]	123	115
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	4,582	4,263
	Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]	298	274
	Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]	737	685
	Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]	34	32
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	4,003	3,594
	Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]	1,935	1,802
	Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]	75	69
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	2,209	2,111
	Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,161	1,044
	Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]	14	13
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,656	4,927
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	4,285	3,840
	Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	18,737	17,443
	Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]	17,399	15,623
	Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]	10	9
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	440	396
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,186	1,029
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	785	685
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	2,282	2,049
	Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]	18,522	17,168
	Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]	13,275	11,919
	Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]	3,529	3,168
	Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]	5,659	5,081
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	26,156	23,485
	Fannie Mae Pool #CA5504 2.50% 4/1/2050[1]	11	9
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	5,219	4,335
	Fannie Mae Pool #CA6168 2.50% 6/1/2050[1]	552	451
	Fannie Mae Pool #CA6078 2.50% 6/1/2050[1]	78	64
	Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]	15,670	13,636
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	5,555	4,845
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	1,732	1,491
	Fannie Mae Pool #CA6727 2.50% 8/1/2050[1]	4,776	3,908
	Fannie Mae Pool #CA6918 2.50% 8/1/2050[1]	989	808
	Fannie Mae Pool #FP0058 2.50% 8/1/2050[1]	638	521
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	1,012	876

147	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	USD1,687	$1,324
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
	Fannie Mae Pool #CA7040 2.50% 9/1/2050[1]	17,676	14,420
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	2,747	2,281
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	935	777
	Fannie Mae Pool #FM7195 2.50% 9/1/2050[1]	435	355
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	326	280
	Fannie Mae Pool #CA7529 2.50% 10/1/2050[1]	935	764
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	265	220
	Fannie Mae Pool #FM4684 2.50% 10/1/2050[1]	199	163
	Fannie Mae Pool #FP0034 2.50% 10/1/2050[1]	186	152
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	1,551	1,329
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	6,317	5,246
	Fannie Mae Pool #FM5309 2.50% 11/1/2050[1]	1,170	955
	Fannie Mae Pool #BQ7564 2.50% 11/1/2050[1]	667	545
	Fannie Mae Pool #CA7743 2.50% 11/1/2050[1]	26	22
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]	15,915	13,875
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,080	848
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	1,065	916
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	6,773	5,291
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]	5,137	4,045
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	21,885	17,999
	Fannie Mae Pool #FS5929 2.50% 1/1/2051[1]	1,596	1,304
	Fannie Mae Pool #FS3550 2.50% 1/1/2051[1]	995	813
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	67	58
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	404	320
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	5,267	4,375
	Fannie Mae Pool #CA9289 2.50% 2/1/2051[1]	3,610	2,949
	Fannie Mae Pool #FM6764 2.50% 3/1/2051[1]	7,591	6,192
	Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]	1,782	1,453
	Fannie Mae Pool #BQ7729 2.50% 3/1/2051[1]	995	811
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	29	23
	Fannie Mae Pool #BN9135 2.50% 4/1/2051[1]	5,087	4,150
	Fannie Mae Pool #FM6871 2.50% 4/1/2051[1]	4,774	3,894
	Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]	4,106	3,368
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	2,557	2,104
	Fannie Mae Pool #FS0030 2.50% 4/1/2051[1]	175	143
	Fannie Mae Pool #FM6965 2.50% 4/1/2051[1]	119	97
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	3,176	2,722
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	391	336
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	17	14
	Fannie Mae Pool #FM7325 2.50% 5/1/2051[1]	1,973	1,620
	Fannie Mae Pool #CB0396 2.50% 5/1/2051[1]	1,863	1,519
	Fannie Mae Pool #FM7408 2.50% 5/1/2051[1]	603	492
	Fannie Mae Pool #BR0999 2.50% 5/1/2051[1]	493	402
	Fannie Mae Pool #FM7409 2.50% 5/1/2051[1]	167	136
	Fannie Mae Pool #FM7222 2.50% 5/1/2051[1]	34	27
	Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]	29	24
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	530	420
	Fannie Mae Pool #FM7740 2.50% 6/1/2051[1]	48	39
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	291	250
	Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]	204	175
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	80	62
	Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	9,024	7,438
	Fannie Mae Pool #BT0849 2.50% 7/1/2051[1]	4,836	3,950
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[1]	4,592	3,746
	Fannie Mae Pool #FM8315 2.50% 7/1/2051[1]	1,013	832
	Fannie Mae Pool #CB1134 2.50% 7/1/2051[1]	951	776
	Fannie Mae Pool #BT1288 2.50% 7/1/2051[1]	594	485
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	459	380
	Fannie Mae Pool #CB1066 2.50% 7/1/2051[1]	225	185

American Funds Insurance Series	148

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	USD1,404	$1,214
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	3,216	2,624
	Fannie Mae Pool #FM8761 2.50% 9/1/2051[1]	1,991	1,625
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	1,101	907
	Fannie Mae Pool #CB1552 2.50% 9/1/2051[1]	512	421
	Fannie Mae Pool #FS4711 2.50% 9/1/2051[1]	450	367
	Fannie Mae Pool #BQ7428 2.50% 9/1/2051[1]	320	263
	Fannie Mae Pool #BT7263 2.50% 9/1/2051[1]	309	252
	Fannie Mae Pool #FM8692 2.50% 9/1/2051[1]	57	47
	Fannie Mae Pool #BT6781 2.50% 10/1/2051[1]	388	316
	Fannie Mae Pool #FS5125 2.50% 10/1/2051[1]	331	270
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	3,260	2,800
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	4,566	3,575
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	136	108
	Fannie Mae Pool #CB2092 2.50% 11/1/2051[1]	13,301	10,850
	Fannie Mae Pool #FM9481 2.50% 11/1/2051[1]	1,526	1,245
	Fannie Mae Pool #CB2088 2.50% 11/1/2051[1]	97	80
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	969	836
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	838	655
	Fannie Mae Pool #FM9846 2.50% 12/1/2051[1]	10,704	8,747
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[1]	1,980	1,617
	Fannie Mae Pool #BU3058 2.50% 12/1/2051[1]	1,016	829
	Fannie Mae Pool #FM9855 2.50% 12/1/2051[1]	988	806
	Fannie Mae Pool #FS0145 2.50% 12/1/2051[1]	878	716
	Fannie Mae Pool #FM9904 2.50% 12/1/2051[1]	640	523
	Fannie Mae Pool #CB2404 2.50% 12/1/2051[1]	344	281
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]	21	19
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	1,905	1,489
	Fannie Mae Pool #CB2644 2.50% 1/1/2052[1]	53,261	43,448
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]	23,295	19,003
	Fannie Mae Pool #FS6479 2.50% 1/1/2052[1]	4,607	3,764
	Fannie Mae Pool #FS0392 2.50% 1/1/2052[1]	2,150	1,754
	Fannie Mae Pool #FS0235 2.50% 1/1/2052[1]	2,020	1,648
	Fannie Mae Pool #FS4203 2.50% 1/1/2052[1]	1,163	949
	Fannie Mae Pool #FS5613 2.50% 1/1/2052[1]	353	290
	Fannie Mae Pool #FS0370 2.50% 1/1/2052[1]	83	67
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	1,022	880
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	15,599	12,177
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,571	2,009
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	840	656
	Fannie Mae Pool #FS1995 2.50% 2/1/2052[1]	2,993	2,441
	Fannie Mae Pool #BT1967 2.50% 2/1/2052[1]	1,801	1,481
	Fannie Mae Pool #MA4548 2.50% 2/1/2052[1]	918	750
	Fannie Mae Pool #FS1080 2.50% 2/1/2052[1]	750	612
	Fannie Mae Pool #FS2660 2.50% 2/1/2052[1]	503	411
	Fannie Mae Pool #FS1885 2.50% 2/1/2052[1]	454	370
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]	322	263
	Fannie Mae Pool #CB3099 2.50% 2/1/2052[1]	259	213
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	34,214	29,616
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,633	1,278
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,293	1,008
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,109	868
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	886	693
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	1,849	1,519
	Fannie Mae Pool #FS4433 2.50% 3/1/2052[1]	667	549
	Fannie Mae Pool #BV4119 2.50% 3/1/2052[1]	371	303
	Fannie Mae Pool #MA4563 2.50% 3/1/2052[1]	37	30
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,714	1,338
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	772	602
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	32,998	26,918
	Fannie Mae Pool #FS6036 2.50% 4/1/2052[1]	2,047	1,670

149	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV4656 2.50% 4/1/2052[1]	USD1,669	$1,369
	Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]	283	260
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	3,854	3,017
	Fannie Mae Pool #FS8650 2.50% 5/1/2052[1]	21,402	17,491
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	2,231	1,832
	Fannie Mae Pool #MA4598 2.50% 5/1/2052[1]	998	816
	Fannie Mae Pool #FS5387 2.50% 5/1/2052[1]	737	601
	Fannie Mae Pool #FS6034 2.50% 6/1/2052[1]	161	132
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	154	126
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	3,609	3,308
	Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]	3,095	2,995
	Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]	1,390	1,348
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	40,565	33,099
	Fannie Mae Pool #FS6631 2.50% 7/1/2052[1]	759	623
	Fannie Mae Pool #CB4274 2.50% 7/1/2052[1]	448	367
	Fannie Mae Pool #FS5493 2.50% 7/1/2052[1]	140	115
	Fannie Mae Pool #FS5294 2.50% 7/1/2052[1]	122	99
	Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]	2,879	2,791
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	579	561
	Fannie Mae Pool #FS2805 2.50% 9/1/2052[1]	469	385
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	267	252
	Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	59	56
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	9,037	8,790
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	9,353	7,291
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	52,626	49,623
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	2,541	2,403
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	2,615	2,533
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	2,953	2,923
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,671	2,644
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	230	236
	Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]	909	857
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	134	129
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	5,193	5,140
	Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	40	40
	Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]	274	251
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	4,679	4,406
	Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	31,843	30,844
	Fannie Mae Pool #FS4435 2.50% 2/1/2053[1]	720	588
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	4,767	4,364
	Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	622	602
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	7,895	7,802
	Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	411	376
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	155	150
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	4,160	4,127
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	448	445
	Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]	1,007	1,013
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	901	912
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	4,483	4,104
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	685	645
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	16,338	15,781
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	94	91
	Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	980	972
	Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]	19,451	19,686
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	4,866	4,455
	Fannie Mae Pool #CB6985 4.00% 5/1/2053[1]	437	400
	Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	32	29
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]	10,958	10,599
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	3,011	2,917
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	2,878	2,783
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,209	6,142
	Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	886	876

American Funds Insurance Series	150

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	USD7,651	$7,703
	Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]	2,946	2,775
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	7,064	6,990
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	6,686	6,607
	Fannie Mae Pool #BY3612 5.50% 6/1/2053[1]	313	310
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	4,098	4,124
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,523	2,554
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,907	1,930
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	6,248	4,884
	Fannie Mae Pool #FS9167 2.50% 7/1/2053[1]	3,758	3,066
	Fannie Mae Pool #FS6037 2.50% 7/1/2053[1]	156	128
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]	76	70
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	20,581	19,383
	Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]	655	635
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	94	91
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	3,566	3,526
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	8,510	8,732
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	24,661	24,363
	Fannie Mae Pool #FS6666 5.50% 8/1/2053[1]	13,509	13,362
	Fannie Mae Pool #CB7108 5.50% 9/1/2053[1]	6,644	6,570
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	556	553
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	5,337	5,367
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	16,963	17,360
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	7,818	7,156
	Fannie Mae Pool #CB7332 5.50% 10/1/2053[1]	12,240	12,103
	Fannie Mae Pool #CB7331 5.50% 10/1/2053[1]	6,752	6,681
	Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	9,312	9,362
	Fannie Mae Pool #DA1557 6.00% 10/1/2053[1]	160	160
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	98,228	95,022
	Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	2,325	2,386
	Fannie Mae Pool #FS6509 7.00% 11/1/2053[1]	3,789	3,931
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	2,008	1,983
	Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	877	902
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	5,843	5,997
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	1,469	1,504
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	3,089	2,910
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	2,730	2,696
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	1,857	1,834
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,488	7,578
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	5,635	5,666
	Fannie Mae Pool #CB8422 6.00% 2/1/2054[1]	1,957	1,968
	Fannie Mae Pool #DA7831 6.00% 2/1/2054[1]	1,881	1,891
	Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]	25	23
	Fannie Mae Pool #FS9508 4.50% 3/1/2054[1]	21,840	20,564
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	19,686	19,453
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,688	1,667
	Fannie Mae Pool #FS7507 6.00% 3/1/2054[1]	5,422	5,495
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	3,620	3,648
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	1,889	1,899
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	5,000	5,140
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,218	5,183
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	5,743	5,823
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	59,582	60,857
	Fannie Mae Pool #FS7810 7.00% 4/1/2054[1]	7,097	7,365
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	618	611
	Fannie Mae Pool #MA5354 6.00% 5/1/2054[1]	415	418
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	264	265
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	15,444	15,778
	Fannie Mae Pool #CB8751 4.50% 6/1/2054[1]	437	411
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	1,945	1,930
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	19,738	20,009

151	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	USD4,730	$4,754
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	1,308	1,323
	Fannie Mae Pool #DB5030 6.00% 6/1/2054[1]	1,205	1,213
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	11,639	11,998
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	230	210
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	7,224	7,156
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	1,561	1,548
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[1]	1,432	1,422
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	30,989	31,187
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	5,441	5,508
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]	5,251	5,323
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	2,718	2,749
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	2,593	2,609
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	2,297	2,326
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	2,235	2,262
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	1,360	1,367
	Fannie Mae Pool #DB7685 6.00% 7/1/2054[1]	1,327	1,335
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	732	736
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	17,870	18,466
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	5,158	5,289
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	2,938	3,023
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	175	179
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	44,243	40,487
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	142	140
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	46,220	46,516
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	1,357	1,365
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	1,199	1,205
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	234	236
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	119	120
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	98	99
	Fannie Mae Pool #FS8934 6.50% 8/1/2054[1]	9,843	10,114
	Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	2,464	2,532
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	2,241	2,302
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	488	499
	Fannie Mae Pool #FS9001 5.50% 9/1/2054[1]	1,769	1,756
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	1,300	1,288
	Fannie Mae Pool #CB9215 6.00% 9/1/2054[1]	2,909	2,955
	Fannie Mae Pool #DC2270 6.00% 9/1/2054[1]	83	83
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[1]	20,087	19,399
	Fannie Mae Pool #MA5498 6.00% 10/1/2054[1]	967	972
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[1]	7,115	6,696
	Fannie Mae Pool #MA5532 6.00% 11/1/2054[1]	3,787	3,806
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	19,449	17,798
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[1]	266	251
	Fannie Mae Pool #CB9675 6.00% 12/1/2054[1]	4,246	4,306
	Fannie Mae Pool #BU5233 6.00% 12/1/2054[1]	1,461	1,478
	Fannie Mae Pool #BU5259 6.50% 12/1/2054[1]	574	588
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	10,149	8,933
	Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	7,501	6,629
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]	16,162	13,595
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	18,824	15,719
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	1,079	1,017
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	4,906	4,267
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]	— [3]	— [3]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	4	4
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	15	15
	Fannie Mae, Series 2002-W1, Class 2A, 4.534% 2/25/2042[1,2]	16	16
	Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]	59	57
	Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,134	1,108
	Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	41	41
	Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	32	30

American Funds Insurance Series	152

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	USD40	$40
	Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	30	30
	Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	56	56
	Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	198	199
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	1,896	1,585
	Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	135	131
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	5,674	4,742
	Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	143	139
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	9,895	8,268
	Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	323	325
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	2,219	1,846
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	2,193	1,820
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	4,708	3,902
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	16,495	14,403
	Freddie Mac Pool #RA6996 2.50% 3/1/2047[1]	58	48
	Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]	93	81
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	838	775
	Freddie Mac Pool #G08789 4.00% 11/1/2047[1]	512	477
	Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,220	3,674
	Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	10,982	9,893
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	806	748
	Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	250	225
	Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]	978	908
	Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]	572	514
	Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	1,640	1,472
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	8,950	8,035
	Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	24,454	21,242
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	4,885	4,057
	Freddie Mac Pool #RA3055 2.50% 7/1/2050[1]	28	23
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	343	296
	Freddie Mac Pool #RA3515 2.50% 9/1/2050[1]	1,866	1,533
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	1,843	1,585
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	5,746	4,794
	Freddie Mac Pool #QB4847 2.50% 10/1/2050[1]	1,216	993
	Freddie Mac Pool #QB5799 2.50% 11/1/2050[1]	61	50
	Freddie Mac Pool #QB5838 2.50% 11/1/2050[1]	25	21
	Freddie Mac Pool #RA4206 2.50% 12/1/2050[1]	1,980	1,619
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	439	348
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	101	79
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	73,500	57,424
	Freddie Mac Pool #QB9901 2.50% 3/1/2051[1]	2,355	1,921
	Freddie Mac Pool #QC0416 2.50% 4/1/2051[1]	232	189
	Freddie Mac Pool #SI2108 2.50% 4/1/2051[1]	164	134
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	1,297	1,026
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	1,146	983
	Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	2,480	2,050
	Freddie Mac Pool #QC3428 2.50% 6/1/2051[1]	787	642
	Freddie Mac Pool #SD3095 2.50% 7/1/2051[1]	2,021	1,648
	Freddie Mac Pool #SD0926 2.50% 7/1/2051[1]	571	468
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	6,049	5,241
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	806	631
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	10,452	8,614
	Freddie Mac Pool #SD2963 2.50% 9/1/2051[1]	7,856	6,406
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[1]	1,918	1,564
	Freddie Mac Pool #RA5759 2.50% 9/1/2051[1]	908	741
	Freddie Mac Pool #RA5767 2.50% 9/1/2051[1]	475	387
	Freddie Mac Pool #QC6761 2.50% 9/1/2051[1]	54	44
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	1,074	923
	Freddie Mac Pool #SD1345 2.50% 10/1/2051[1]	1,983	1,617
	Freddie Mac Pool #RA6107 2.50% 10/1/2051[1]	888	724
	Freddie Mac Pool #RA6136 2.50% 10/1/2051[1]	396	323

153	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA5995 2.50% 10/1/2051[1]	USD95	$77
	Freddie Mac Pool #QC8778 2.50% 10/1/2051[1]	94	76
	Freddie Mac Pool #RA6017 2.50% 10/1/2051[1]	48	39
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	6,636	5,696
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	1,890	1,631
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	2,409	1,884
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	1,434	1,185
	Freddie Mac Pool #RA6231 2.50% 11/1/2051[1]	907	740
	Freddie Mac Pool #SD0759 2.50% 11/1/2051[1]	154	126
	Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	24	19
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	1,242	1,067
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	836	654
	Freddie Mac Pool #RA6433 2.50% 12/1/2051[1]	2,746	2,240
	Freddie Mac Pool #QD2075 2.50% 12/1/2051[1]	1,992	1,625
	Freddie Mac Pool #SD3729 2.50% 12/1/2051[1]	1,136	932
	Freddie Mac Pool #QD2923 2.50% 12/1/2051[1]	199	162
	Freddie Mac Pool #QD3226 2.50% 12/1/2051[1]	153	125
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	19	16
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[1]	8,229	6,710
	Freddie Mac Pool #SD2629 2.50% 1/1/2052[1]	4,267	3,480
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	2,727	2,242
	Freddie Mac Pool #QD5254 2.50% 1/1/2052[1]	505	415
	Freddie Mac Pool #RA6634 2.50% 1/1/2052[1]	492	404
	Freddie Mac Pool #QD6127 2.50% 1/1/2052[1]	391	319
	Freddie Mac Pool #SD0854 2.50% 1/1/2052[1]	377	308
	Freddie Mac Pool #QD5201 2.50% 1/1/2052[1]	218	178
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	4,120	3,554
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	1,711	1,335
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	853	666
	Freddie Mac Pool #SD0847 2.50% 2/1/2052[1]	2,000	1,631
	Freddie Mac Pool #QD7187 2.50% 2/1/2052[1]	994	818
	Freddie Mac Pool #SI2095 2.50% 2/1/2052[1]	418	342
	Freddie Mac Pool #SD8194 2.50% 2/1/2052[1]	239	195
	Freddie Mac Pool #QD7360 2.50% 2/1/2052[1]	174	143
	Freddie Mac Pool #SD0902 2.50% 2/1/2052[1]	91	74
	Freddie Mac Pool #QD7312 2.50% 2/1/2052[1]	65	53
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	644	574
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,388	1,865
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	1,869	1,460
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	965	754
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	874	682
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	176	138
	Freddie Mac Pool #SD8200 2.50% 3/1/2052[1]	839	686
	Freddie Mac Pool #SD3226 2.50% 3/1/2052[1]	784	643
	Freddie Mac Pool #QE0888 2.50% 3/1/2052[1]	761	625
	Freddie Mac Pool #SD2964 2.50% 3/1/2052[1]	325	265
	Freddie Mac Pool #QE0957 2.50% 3/1/2052[1]	71	58
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,305	1,018
	Freddie Mac Pool #QE1005 2.50% 4/1/2052[1]	3,413	2,803
	Freddie Mac Pool #SD3478 2.50% 4/1/2052[1]	1,763	1,437
	Freddie Mac Pool #QE0521 2.50% 4/1/2052[1]	592	483
	Freddie Mac Pool #QE5290 2.50% 4/1/2052[1]	500	408
	Freddie Mac Pool #QE1102 2.50% 4/1/2052[1]	231	189
	Freddie Mac Pool #QE0322 2.50% 4/1/2052[1]	128	105
	Freddie Mac Pool #SD1658 2.50% 4/1/2052[1]	124	102
	Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]	1,740	1,421
	Freddie Mac Pool #RA7139 2.50% 5/1/2052[1]	397	324
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	74,260	63,191
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	3,757	3,198
	Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]	217	224
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]	38,614	31,485

American Funds Insurance Series	154

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD3416 2.50% 7/1/2052[1]	USD905	$738
	Freddie Mac Pool #SD3632 2.50% 7/1/2052[1]	489	400
	Freddie Mac Pool #SD2600 2.50% 7/1/2052[1]	194	158
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	4,461	3,800
	Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]	2,065	2,001
	Freddie Mac Pool #SD1408 2.50% 8/1/2052[1]	199	164
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	586	504
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	73	68
	Freddie Mac Pool #SD1581 2.50% 9/1/2052[1]	2,882	2,353
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	4,161	3,542
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	336	317
	Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]	288	272
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	83	79
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	49	47
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	33	31
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	6,124	6,090
	Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	17,161	16,002
	Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	5,910	5,508
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	22,885	21,565
	Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]	3,517	3,409
	Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]	3,489	3,379
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,127	2,104
	Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	61	63
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	43	44
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	1,068	908
	Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]	1,034	947
	Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	642	588
	Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]	11,942	11,244
	Freddie Mac Pool #RA8309 6.00% 12/1/2052[1]	1,269	1,284
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	202	195
	Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	3,294	3,334
	Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	15,594	14,706
	Freddie Mac Pool #SD8299 5.00% 2/1/2053[1]	2,313	2,240
	Freddie Mac Pool #SD2462 5.50% 2/1/2053[1]	44,091	43,655
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	24,427	24,173
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	4,696	4,644
	Freddie Mac Pool #QF8083 6.00% 2/1/2053[1]	13,961	14,054
	Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	2,719	2,488
	Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	1,760	1,611
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	79	73
	Freddie Mac Pool #RA8720 4.00% 4/1/2053[1]	2,993	2,740
	Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	201	190
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	4,749	4,600
	Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]	652	631
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	566	548
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	4,316	4,271
	Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	195	179
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	34	32
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	13,436	12,989
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	8,511	8,415
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	3,992	3,968
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,500	2,473
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	14,712	14,917
	Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]	583	534
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	13,066	12,641
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	20,348	20,112
	Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	6,702	6,795
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	3,049	3,070
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	715	736
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	629	645
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	591	611

155	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	USD577	$596
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	417	431
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	313	323
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	224	229
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	163	171
	Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	5,204	4,768
	Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]	546	500
	Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	66	61
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	265	256
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	20,184	19,958
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	7,703	7,620
	Freddie Mac Pool #QG7411 5.50% 7/1/2053[1]	588	582
	Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	8,682	8,794
	Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	3,150	3,190
	Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]	485	444
	Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]	400	366
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	7,722	7,464
	Freddie Mac Pool #QG9084 5.50% 8/1/2053[1]	2,410	2,383
	Freddie Mac Pool #QG9008 5.50% 8/1/2053[1]	2,188	2,165
	Freddie Mac Pool #QG9628 5.50% 8/1/2053[1]	2,166	2,141
	Freddie Mac Pool #QG9141 5.50% 8/1/2053[1]	1,645	1,628
	Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	4,725	4,757
	Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]	22,787	22,922
	Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]	15,138	15,220
	Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]	13,983	14,064
	Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]	11,504	11,581
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	6,661	6,700
	Freddie Mac Pool #SD3916 6.00% 9/1/2053[1]	1,478	1,494
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	1,125	1,140
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1,4]	213,777	218,743
	Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	829	802
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	18,779	18,883
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	4,111	4,198
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	624	603
	Freddie Mac Pool #SD4571 5.50% 11/1/2053[1]	18,858	18,649
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	2,332	2,345
	Freddie Mac Pool #SD4318 6.50% 11/1/2053[1]	13,817	14,153
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	1,869	1,920
	Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	5,523	5,558
	Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	3,055	3,092
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	20,825	21,611
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	5,108	5,136
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	710	727
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	41,810	43,391
	Freddie Mac Pool #SD5910 4.00% 2/1/2054[1]	189	173
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	802	792
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	12,043	12,107
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	4,838	4,863
	Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	3,919	3,944
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	230	231
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	5,293	5,449
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	430	425
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,611	2,593
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,954	1,931
	Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	9,089	9,199
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	5,531	5,593
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	4,240	4,286
	Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	2,153	2,179
	Freddie Mac Pool #SD8421 6.00% 4/1/2054[1]	178	179
	Freddie Mac Pool #SD5316 6.00% 4/1/2054[1]	25	25
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	6,699	6,887

American Funds Insurance Series	156

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QI5786 4.00% 5/1/2054[1]	USD732	$670
	Freddie Mac Pool #SD8430 5.00% 5/1/2054[1]	2,043	1,973
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[1]	39,437	39,160
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	4,832	4,799
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	17,403	17,496
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	6,946	7,155
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	4,359	3,989
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	2,813	2,786
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	1,007	999
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	26,375	26,678
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	21,224	21,338
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	6,203	6,394
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]	1,213	1,238
	Freddie Mac Pool #SD8466 4.00% 7/1/2054[1]	1,997	1,827
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	2,316	2,298
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	1,855	1,833
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	25,054	25,214
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	13,744	13,973
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	8,211	8,306
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	3,270	3,296
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	2,785	2,817
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	2,345	2,371
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	253	256
	Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	2,639	2,708
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[1]	2,090	2,023
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[1]	1,510	1,465
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[1]	1,363	1,318
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	3	3
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	12,327	12,391
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	5,411	5,444
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	3,099	3,149
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	2,646	2,667
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	2,124	2,155
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	2,034	2,056
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	145	147
	Freddie Mac Pool #QJ1440 6.00% 8/1/2054[1]	77	78
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	26,093	26,657
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	13,792	14,251
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	12,640	13,060
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	5,167	5,316
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	3,464	3,564
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	2,025	2,078
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	1,936	1,995
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	1,248	1,277
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[1]	10,950	11,024
	Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	4,658	4,697
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	497	502
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	278	283
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	257	260
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	234	237
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	159	160
	Freddie Mac Pool #QJ3982 6.00% 9/1/2054[1]	48	49
	Freddie Mac Pool #QJ3945 6.00% 9/1/2054[1]	33	33
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	13,876	14,175
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	11,182	11,554
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	4,463	4,592
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	2,996	3,080
	Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	2,742	2,821
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	2,368	2,427
	Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	1,050	1,077
	Freddie Mac Pool #SD6883 6.00% 10/1/2054[1]	412	418

157	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QJ5971 6.00% 10/1/2054[1]	USD178	$180
	Freddie Mac Pool #QJ5733 6.00% 10/1/2054[1]	46	46
	Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]	5,948	6,088
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	235	240
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	26,601	25,032
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]	5,030	4,733
	Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]	7,541	7,283
	Freddie Mac Pool #SD8474 5.00% 11/1/2054[1]	246	238
	Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]	11,723	11,586
	Freddie Mac Pool #RJ2922 6.00% 11/1/2054[1]	3,425	3,444
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	8,915	8,156
	Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]	7,133	6,889
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	6	6
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	12,449	12,292
	Freddie Mac Pool #RJ3082 5.50% 12/1/2054[1]	2,836	2,809
	Freddie Mac Pool #QX0376 5.50% 12/1/2054[1]	14	14
	Freddie Mac Pool #SD8486 6.50% 1/1/2055[1]	13	13
	Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]	40	41
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	102	105
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]	3,461	3,356
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	89	76
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	84	71
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	6,182	5,898
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,487	1,403
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	8,301	7,850
	Government National Mortgage Assn. 2.00% 1/1/2055[1,5]	6,176	4,941
	Government National Mortgage Assn. 3.00% 1/1/2055[1,5]	225	195
	Government National Mortgage Assn. 5.00% 1/1/2055[1,5]	135	131
	Government National Mortgage Assn. 5.50% 1/1/2055[1,5]	55,604	55,153
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	9,807	9,140
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	27	26
	Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]	4,065	3,889
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	9,070	8,176
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	2,010	1,613
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	3,489	2,798
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	8,030	6,596
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	2,977	2,438
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	2,918	2,397
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	4,627	3,798
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	4,234	3,540
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,517	2,895
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	183	159
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	4,917	4,400
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	5,116	4,446
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	4,201	3,759
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	22,501	20,133
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	7,996	7,377
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	5,635	5,196
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	3,572	3,382
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	12,497	11,828
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	3,266	3,175
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	8,015	7,586
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	13,117	12,414
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	1,785	1,646
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	21,348	20,195
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	1,487	1,086
	Uniform Mortgage-Backed Security 2.00% 1/1/2040[1,5]	5,845	5,162
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,5]	5,188	4,712

American Funds Insurance Series	158

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,5]	USD5,873	$4,571
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,5]	37,981	30,939
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,5]	3,720	3,160
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,5]	106,963	94,617
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[1,5]	540	508
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,5]	1	1
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,5]	16,469	16,548
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,5]	664	624
			3,744,665

Collateralized mortgage-backed obligations (privately originated) 3.30%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,6]	1,986	1,736
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,6]	79	75
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,6,7]	4,568	4,326
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,6,7]	15,371	14,689
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,6]	651	603
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,6]	300	293
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,6]	2,097	1,896
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,6]	249	247
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,2,6]	2,985	2,944
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,2,6]	14,793	14,359
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,6]	5,549	5,161
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,6]	147	135
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,6]	1,178	1,035
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.319% 5/25/2042[1,2,6]	208	214
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,2,6]	515	530
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[1,2,6]	2,627	2,688
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[1,2,6]	1,654	1,671
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[1,2,6]	881	885
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 1/25/2044[1,2,6]	4,253	4,259
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[1,2,6]	507	513
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[1,2,6]	456	456
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 2/25/2044[1,2,6]	1,053	1,064
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,2,6]	3,645	3,647
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 9/25/2044[1,2,6]	1,684	1,687
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,2,6]	1,584	1,594
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,6]	801	781
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,6]	1,789	1,997
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,6]	2,282	2,526
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,6]	1,758	1,405
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,6]	1,945	1,555
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,2,6]	860	871
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2042[1,2,6]	42	42

159	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.519% 6/25/2042[1,2,6]	USD161	$166
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,2,6]	288	291
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[1,2,6]	1,519	1,606
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[1,2,6]	4,207	4,216
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[1,2,6]	15,104	15,163
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.569% 10/25/2044[1,2,6]	6,373	6,376
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[1,2,6]	1,648	1,656
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,2,6]	1,648	1,664
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,6,7]	5,397	5,429
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,6]	1,888	1,686
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,6,7]	2,140	2,073
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,6]	4,930	4,679
	HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,6,7]	17,536	17,600
	JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055[1,2,6]	719	717
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,6,7]	2,530	2,517
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,6,7]	664	664
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,6,7]	2,042	2,038
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,6]	2,241	2,012
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,6,7]	27,122	26,836
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,2,6]	2,666	2,624
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,6,7]	7,751	7,796
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.642% 4/25/2053[1,2,6]	2,031	1,984
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,6,7]	3,919	3,942
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,6,7]	8,588	8,662
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,6,7]	7,933	8,003
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,6,7]	20,206	20,394
	Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,6,7]	6,187	6,126
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,6,7]	22,779	22,867
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,6]	1,380	1,195
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,6]	1,098	1,052
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,6]	11,500	10,716
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,6]	2,272	2,111
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,6]	1,044	961
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,6]	7,109	6,496
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,6]	328	327
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[1,2,6]	6,378	6,409

American Funds Insurance Series	160

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,6]	USD8,077	$7,251
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[1,2,6]	3,744	3,689
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,8]	1,395	1,395
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,6]	5,024	4,818
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,6]	8,581	8,477
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,6]	1,798	1,783
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,6]	7,497	7,281
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,6,7]	19,293	19,471
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,6,7]	7,698	7,762
	Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[1,6,7]	16,198	16,272
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,2,6]	4,852	4,830
			367,967

Commercial mortgage-backed securities 2.77%
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,6]	389	374
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.089% 7/15/2041[1,2,6]	1,251	1,261
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	770	737
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	100	95
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,2]	684	729
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,2]	500	530
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[1]	3,537	3,626
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	205	197
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	123	118
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]	2,444	2,382
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	1,018	914
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	295	257
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	2,541	2,435
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]	781	758
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	3,361	3,479
	Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[1]	2,174	2,237
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,2]	2,774	2,870
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,2,6]	3,822	3,841
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,2,6]	8,476	8,516
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,2,6]	2,183	2,188
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,2,6]	14,727	14,705
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.462% 9/15/2036[1,2,6]	570	568
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,2,6]	5,292	5,280
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[1,2,6]	995	993
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.158% 10/15/2036[1,2,6]	996	994
	BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.259% 11/15/2036[1,2,6]	10,670	10,628
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,2,6]	4,194	4,202
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[1,2,6]	3,304	3,301
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.382% 6/15/2038[1,2,6]	382	382

161	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.612% 6/15/2038[1,2,6]	USD259	$258
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.912% 6/15/2038[1,2,6]	654	654
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[1,2,6]	8,640	8,636
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.762% 11/15/2038[1,2,6]	294	293
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.012% 11/15/2038[1,2,6]	87	86
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.362% 11/15/2038[1,2,6]	131	131
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[1,2,6]	8,600	8,580
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,2,6]	8,241	8,310
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,2,6]	26,909	26,616
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,2,6]	1,514	1,522
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,2,6]	5,461	5,497
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,2,6]	19,044	19,370
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	610	598
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	283	283
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,2,6]	8,924	9,052
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,6]	966	991
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,6]	1,121	1,154
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,2,6]	862	890
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	200	194
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,6]	26,878	27,155
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,2,6]	24,421	24,673
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,2,6]	2,537	2,540
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[1,2,6]	579	580
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[1,2,6]	789	791
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.762% 7/15/2038[1,2,6]	604	607
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	2,432	2,474
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[1,2,6]	1,508	1,513
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,6]	1,212	1,253
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,2,6]	10,443	10,381
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	400	380
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	100	95
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,536	1,333
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,2,6]	1,478	1,487
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	640	616
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	240	228
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,6]	6,854	6,323
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]	2,040	1,983
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[1,2,6]	13,405	13,407

American Funds Insurance Series	162

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.313% 4/15/2038[1,2,6]	USD47	$47
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	410	408
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	245	238
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	730	709
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[1,2,6]	3,848	3,852
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,6]	4,065	3,419
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.088% 7/15/2036[1,2,6]	9,351	9,342
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.437% 7/15/2036[1,2,6]	1,000	999
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[1,2,6]	8,362	8,358
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.591% 11/15/2038[1,2,6]	252	251
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.841% 11/15/2038[1,2,6]	135	135
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	2,309	2,290
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	2,550	2,496
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	1,019	929
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[1]	5,667	5,844
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	205	200
			309,048
	Total mortgage-backed obligations		4,421,680
Corporate bonds, notes & loans 28.99%
Financials 9.95%
	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,810
	AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,750
	AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,857
	AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,119
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[6,7]	1,597	1,670
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[6,7]	1,995	2,000
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,316
	Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[7]	EUR437	483
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[7]	2,840	3,282
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[7]	4,065	4,464
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[7]	USD604	612
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[7]	359	384
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]	4,565	4,487
	American International Group, Inc. 5.125% 3/27/2033	2,749	2,717
	Aon Corp. 5.35% 2/28/2033	1,083	1,079
	Aon North America, Inc. 5.15% 3/1/2029	3,015	3,025
	Aon North America, Inc. 5.30% 3/1/2031	1,005	1,010
	Aon North America, Inc. 5.45% 3/1/2034	2,550	2,547
	Aon North America, Inc. 5.75% 3/1/2054	1,163	1,135
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	1,449	1,443
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,721	1,679
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,335	1,283

163	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Banco Santander, SA 5.147% 8/18/2025	USD4,000	$4,005
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[7]	1,400	1,324
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[7]	4,295	4,096
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[7]	2,635	2,607
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[7]	3,202	2,907
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[7]	339	347
	Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[7]	1,150	1,103
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[7]	3,691	3,337
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[7]	4,902	4,320
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[7]	257	216
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	20,927	17,491
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]	36,155	30,156
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[6,7]	4,850	4,891
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[7]	1,858	1,861
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[7]	5,690	5,677
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]	2,378	2,355
	Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,385
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,897
	Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027)[7]	USD2,585	2,570
	Block, Inc. 2.75% 6/1/2026	1,975	1,905
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,7]	13,134	12,487
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,7]	3,594	3,220
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[6,7]	4,117	4,132
	BPCE SA 1.625% 1/14/2025[6]	2,980	2,977
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[6,7]	4,729	4,606
	BPCE SA 0.895% 12/14/2026	JPY100,000	632
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,7]	USD2,150	2,167
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[6,7]	5,000	5,204
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[6,7]	1,285	1,292
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,7]	6,195	6,115
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,7]	4,503	4,465
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[6,7]	10,948	11,059
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[6,7]	1,900	2,022
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[6,7]	3,953	3,992
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,679
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[7]	2,430	2,429
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]	515	519
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]	4,352	4,413
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[7]	1,204	1,251
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]	2,920	2,968
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[7]	2,445	2,496
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	446
	Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	1,990
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,348
	Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,721
	Citibank, NA 5.803% 9/29/2028	4,100	4,229
	Citigroup, Inc. 4.60% 3/9/2026	1,800	1,796
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[7]	10,629	10,624
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[7]	2,714	2,638
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[7]	42	36
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[7]	990	851

American Funds Insurance Series	164

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[7]	USD3,090	$2,775
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]	140	143
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[7]	15,346	15,577
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[7]	4,518	4,766
	Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,805
	Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,376
	Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,609
	Corebridge Financial, Inc. 4.35% 4/5/2042	361	301
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[6,7]	4,450	4,386
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[6,7]	2,450	2,353
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[6,7]	2,990	2,829
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,7]	2,975	2,933
	Deutsche Bank AG 4.10% 1/13/2026	7,305	7,265
	Deutsche Bank AG 4.10% 1/13/2026	857	851
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	27,047	26,362
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[7]	17,595	16,739
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[7]	7,343	7,626
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]	6,271	6,564
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[7]	6,685	6,537
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[7]	6,750	6,063
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[7]	3,235	2,825
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[7]	3,200	3,034
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[6,7]	1,200	1,146
	Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[7]	EUR1,845	1,881
	Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[7]	4,230	4,324
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[7]	3,855	4,423
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[7]	12,035	13,538
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[7]	390	430
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	USD205	213
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[7]	1,968	1,942
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[7]	11,396	11,527
	Five Corners Funding Trust III 5.791% 2/15/2033[6]	942	968
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[7]	3,030	2,910
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[7]	13,275	12,557
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]	12,997	12,337
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[7]	3,703	3,532
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[7]	5,534	5,382
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[7]	28,930	29,536
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[7]	13,759	13,682
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[7]	2,441	2,391
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[7]	10,662	9,192
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[7]	9,975	10,168
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[7]	8,545	8,390
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/ 2034)[7]	1,749	1,675
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]	3,160	2,197
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[7]	14,232	12,789
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]	9,437	7,964
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[7]	2,000	2,015
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[7]	1,680	1,713
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,104
	Intesa Sanpaolo SpA 5.71% 1/15/2026[6]	15,400	15,411
	Intesa Sanpaolo SpA 3.875% 7/14/2027[6]	6,250	6,041
	Intesa Sanpaolo SpA 3.875% 1/12/2028[6]	1,986	1,902

165	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,7]	USD5,100	$5,453
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	705	650
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[7]	3,272	3,264
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[7]	323	310
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[7]	1,400	1,433
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[7]	20,000	20,077
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[7]	2,678	2,724
	JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[7]	8,670	8,699
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[7]	6,340	6,285
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[7]	11,980	11,662
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[7]	7,185	7,180
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[7]	6,480	6,610
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[7]	9,355	9,317
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[7]	6,549	6,426
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[7]	641	532
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]	5,313	4,483
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[7]	1,874	1,873
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[7]	2,100	2,149
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[7]	17,099	16,925
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	2,415	2,313
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[6,7]	1,375	1,399
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[7]	2,675	2,668
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[7]	1,625	1,649
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[7]	200	202
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]	1,979	1,972
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[7]	6,528	7,000
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[7]	6,357	6,519
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,232
	Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	243
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,975
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[6,7,9]	1,405	1,536
	MetLife, Inc. 3.60% 11/13/2025	3,490	3,462
	MetLife, Inc. 5.375% 7/15/2033	1,279	1,293
	Metropolitan Life Global Funding I 5.40% 9/12/2028[6]	840	854
	Metropolitan Life Global Funding I 4.85% 1/8/2029[6]	2,050	2,050
	Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	619	612
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[7]	6,200	5,899
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[7]	2,225	2,106
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[7]	1,430	1,451
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[7]	763	758
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[7]	1,367	1,302
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[7]	1,701	1,741
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[7]	2,020	2,041
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[7]	13,336	12,678

American Funds Insurance Series	166

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]	USD21,869	$21,937
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[7]	2,985	2,990
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]	21,784	22,182
	Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	3,031	2,474
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[7]	11,313	11,239
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]	19,472	19,852
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[7]	3,069	3,020
	Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,835
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[7]	1,704	1,668
	MSCI, Inc. 3.25% 8/15/2033[6]	695	588
	NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[7]	3,555	3,591
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[7]	2,170	2,197
	Navient Corp. 6.75% 6/25/2025	425	426
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[6]	2,090	2,092
	OneMain Finance Corp. 7.125% 3/15/2026	250	255
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[7]	EUR565	641
	Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[7]	165	177
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[7]	1,345	1,557
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[7]	USD4,594	4,675
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]	12,265	13,393
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]	635	643
	Royal Bank of Canada 4.90% 1/12/2028	360	360
	Royal Bank of Canada 4.95% 2/1/2029	1,360	1,363
	Royal Bank of Canada 5.00% 2/1/2033	3,591	3,531
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[7]	5,100	5,242
	Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[7]	3,706	3,664
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[6,7]	546	547
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[7]	1,640	1,531
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[7]	2,579	2,564
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,454
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,046
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,073
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	384
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[6]	1,400	1,427
	Swedbank AB 6.136% 9/12/2026[6]	2,100	2,146
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[7]	4,608	4,654
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[7]	1,370	1,393
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[7]	2,605	2,592
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[7]	2,396	2,563
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[7]	1,741	1,757
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[7]	4,707	4,654
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]	1,586	1,615
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]	2,440	2,460
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[7]	2,115	2,094
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[7]	7,300	7,362
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[7]	2,839	2,719
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[7]	1,712	1,746
	UBS AG 7.50% 2/15/2028	2,445	2,619
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,7]	7,609	7,520
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[6,7]	11,200	10,767
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[6,7]	6,623	6,269

167	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[6,7]	USD17,490	$17,608
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[6,7]	14,459	14,693
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,7]	9,636	9,109
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,7]	1,392	1,149
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[6,7]	20,425	17,774
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[6,7]	4,038	3,373
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[6,7]	5,000	6,041
	UniCredit SpA 4.625% 4/12/2027[6]	1,395	1,377
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	442
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[7]	3,524	3,514
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	6,615	6,418
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]	11,151	11,336
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	1,003	945
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]	8,357	8,329
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[7]	2,545	2,585
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[7]	10,406	10,295
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[7]	188	188
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]	4,062	4,319
	Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[7]	2,967	2,888
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]	5,719	4,780
	Willis North America, Inc. 4.65% 6/15/2027	930	928
			1,111,051

Health care 4.16%
	AbbVie, Inc. 5.05% 3/15/2034	18,501	18,286
	AbbVie, Inc. 5.35% 3/15/2044	800	780
	AbbVie, Inc. 5.40% 3/15/2054	15,770	15,194
	AbbVie, Inc. 5.50% 3/15/2064	550	526
	Amgen, Inc. 5.507% 3/2/2026	725	725
	Amgen, Inc. 5.15% 3/2/2028	5,326	5,366
	Amgen, Inc. 4.05% 8/18/2029	7,429	7,155
	Amgen, Inc. 2.45% 2/21/2030	5,131	4,538
	Amgen, Inc. 5.25% 3/2/2030	2,854	2,881
	Amgen, Inc. 4.20% 3/1/2033	8,502	7,888
	Amgen, Inc. 5.25% 3/2/2033	20,793	20,648
	Amgen, Inc. 4.875% 3/1/2053	3,360	2,886
	Amgen, Inc. 4.40% 2/22/2062	196	152
	Astrazeneca Finance, LLC 5.00% 2/26/2034	6,925	6,852
	Baxter International, Inc. 2.539% 2/1/2032	3,906	3,259
	Becton, Dickinson and Co. 4.874% 2/8/2029	5,000	4,988
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,639
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,017
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	22,667
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	422
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,224
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,601
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,845
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,465
	Centene Corp. 4.25% 12/15/2027	14,860	14,406
	Centene Corp. 2.45% 7/15/2028	12,410	11,178
	Centene Corp. 4.625% 12/15/2029	14,945	14,146
	Centene Corp. 3.375% 2/15/2030	15,718	14,010
	Centene Corp. 2.50% 3/1/2031	9,750	8,071
	Centene Corp. 2.625% 8/1/2031	4,400	3,626
	Cigna Group (The) 5.125% 5/15/2031	2,095	2,086
	Cigna Group (The) 5.25% 2/15/2034	3,745	3,675

American Funds Insurance Series	168

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	CVS Health Corp. 5.125% 2/21/2030	USD1,720	$1,684
	CVS Health Corp. 5.25% 1/30/2031	960	938
	CVS Health Corp. 5.55% 6/1/2031	3,707	3,681
	CVS Health Corp. 5.25% 2/21/2033	2,122	2,035
	CVS Health Corp. 5.70% 6/1/2034	7,706	7,578
	CVS Health Corp. 5.625% 2/21/2053	40	36
	CVS Health Corp. 5.875% 6/1/2053	4,897	4,496
	CVS Health Corp. 6.05% 6/1/2054	1,995	1,873
	CVS Health Corp. 6.00% 6/1/2063	1,344	1,227
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,533
	Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,285
	Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,403
	Elevance Health, Inc. 4.55% 5/15/2052	271	219
	Elevance Health, Inc. 5.125% 2/15/2053	784	698
	Elevance Health, Inc. 5.70% 2/15/2055	995	960
	Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,354
	HCA, Inc. 5.20% 6/1/2028	4,165	4,177
	HCA, Inc. 2.375% 7/15/2031	2,233	1,854
	HCA, Inc. 3.625% 3/15/2032	2,400	2,116
	HCA, Inc. 4.625% 3/15/2052	226	177
	Humana, Inc. 5.375% 4/15/2031	5,530	5,486
	Humana, Inc. 5.75% 4/15/2054	954	885
	Johnson & Johnson 4.80% 6/1/2029	3,970	4,010
	Johnson & Johnson 4.90% 6/1/2031	4,175	4,202
	Laboratory Corp. of America Holdings 1.55% 6/1/2026	773	739
	Laboratory Corp. of America Holdings 4.70% 2/1/2045	3,975	3,422
	Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,900
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,363
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,720
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,268
	Roche Holdings, Inc. 1.93% 12/13/2028[6]	7,545	6,792
	Roche Holdings, Inc. 4.592% 9/9/2034[6]	765	734
	Roche Holdings, Inc. 2.607% 12/13/2051[6]	645	384
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	299
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,030
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,412
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,870	3,783
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,775	2,994
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	33,611
	UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,389
	UnitedHealth Group, Inc. 4.80% 1/15/2030	395	393
	UnitedHealth Group, Inc. 2.00% 5/15/2030	466	402
	UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,889
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,559
	UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	15,752
	UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	939
	UnitedHealth Group, Inc. 4.25% 6/15/2048	960	771
	UnitedHealth Group, Inc. 3.25% 5/15/2051	572	378
	UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,172
	UnitedHealth Group, Inc. 4.95% 5/15/2062	69	60
	Viatris, Inc. 4.00% 6/22/2050	1,847	1,259
			464,523

Utilities 3.92%
	AEP Texas, Inc. 3.45% 5/15/2051	1,380	921
	Alabama Power Co. 3.00% 3/15/2052	3,219	2,068
	Alfa Desarrollo SpA 4.55% 9/27/2051[6]	996	735
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	436
	Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,119
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	847

169	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	USD660	$645
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	2,400	2,288
	Comision Federal de Electricidad 4.688% 5/15/2029[6]	3,655	3,435
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,484
	Consumers Energy Co. 4.625% 5/15/2033	3,300	3,186
	DTE Energy Co. 5.10% 3/1/2029	7,900	7,922
	DTE Energy Co. 3.00% 3/1/2032	259	228
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	316
	Duke Energy Florida, LLC 5.875% 11/15/2033	370	386
	Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,040
	Duke Energy Florida, LLC 3.00% 12/15/2051	293	183
	Duke Energy Florida, LLC 5.95% 11/15/2052	575	585
	Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,615
	Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,471
	Duke Energy Progress, LLC 2.50% 8/15/2050	644	373
	Edison International 4.95% 4/15/2025	175	175
	Edison International 4.125% 3/15/2028	6,768	6,567
	Edison International 5.25% 11/15/2028	50	50
	Edison International 6.95% 11/15/2029	1,525	1,629
	Electricité de France SA 5.65% 4/22/2029[6]	1,420	1,452
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[7]	EUR2,800	2,750
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,7]	USD1,575	1,780
	Emera US Finance, LP 2.639% 6/15/2031	4,400	3,730
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[6]	1,310	1,277
	Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,495
	Eversource Energy 5.00% 1/1/2027	3,415	3,424
	Eversource Energy 5.50% 1/1/2034	2,700	2,681
	FirstEnergy Corp. 1.60% 1/15/2026	20,066	19,361
	FirstEnergy Corp. 2.65% 3/1/2030	10,149	9,003
	FirstEnergy Corp. 2.25% 9/1/2030	12,602	10,849
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	12,178	11,868
	Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,526
	Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,639
	Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,387
	Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,851
	Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,197
	Georgia Power Co. 4.65% 5/16/2028	1,050	1,046
	Georgia Power Co. 4.95% 5/17/2033	1,845	1,808
	Georgia Power Co. 5.25% 3/15/2034	3,200	3,177
	Georgia Power Co. 3.70% 1/30/2050	190	140
	Jersey Central Power & Light Co. 2.75% 3/1/2032[6]	525	447
	Monongahela Power Co. 3.55% 5/15/2027[6]	1,700	1,650
	NiSource, Inc. 5.40% 6/30/2033	650	651
	Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,075
	Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,614
	Pacific Gas and Electric Co. 3.30% 3/15/2027	2,393	2,311
	Pacific Gas and Electric Co. 2.10% 8/1/2027	1,000	933
	Pacific Gas and Electric Co. 3.30% 12/1/2027	7,997	7,643
	Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,383
	Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,177
	Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,791
	Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	34,332
	Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	18,480
	Pacific Gas and Electric Co. 6.15% 1/15/2033	518	539
	Pacific Gas and Electric Co. 6.40% 6/15/2033	12,331	13,005
	Pacific Gas and Electric Co. 5.80% 5/15/2034	6,047	6,187
	Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,745
	Pacific Gas and Electric Co. 4.95% 7/1/2050	5,524	4,803

American Funds Insurance Series	170

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 3.50% 8/1/2050	USD15,807	$10,842
	Pacific Gas and Electric Co. 5.90% 10/1/2054	2,250	2,222
	PacifiCorp 5.30% 2/15/2031	1,915	1,933
	PacifiCorp 5.45% 2/15/2034	8,920	8,868
	PacifiCorp 3.30% 3/15/2051	325	211
	PacifiCorp 2.90% 6/15/2052	586	349
	PacifiCorp 5.35% 12/1/2053	3,678	3,385
	PacifiCorp 5.50% 5/15/2054	8,738	8,176
	PacifiCorp 5.80% 1/15/2055	7,735	7,525
	PECO Energy Co. 5.25% 9/15/2054	1,775	1,681
	Public Service Company of Colorado 5.35% 5/15/2034	2,323	2,327
	Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,471
	Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,638
	Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,203
	Puget Energy, Inc. 3.65% 5/15/2025	300	298
	Southern California Edison Co. 4.90% 6/1/2026	1,177	1,180
	Southern California Edison Co. 5.30% 3/1/2028	4,000	4,049
	Southern California Edison Co. 4.20% 3/1/2029	8,211	7,968
	Southern California Edison Co. 2.85% 8/1/2029	7,752	7,080
	Southern California Edison Co. 2.50% 6/1/2031	5,044	4,326
	Southern California Edison Co. 5.45% 6/1/2031	3,350	3,406
	Southern California Edison Co. 5.20% 6/1/2034	5,196	5,145
	Southern California Edison Co. 5.75% 4/1/2035	4,549	4,655
	Southern California Edison Co. 5.35% 7/15/2035	6,450	6,438
	Southern California Edison Co. 5.625% 2/1/2036	7,051	7,057
	Southern California Edison Co. 3.60% 2/1/2045	2,417	1,788
	Southern California Edison Co. 2.95% 2/1/2051	151	95
	Southern California Edison Co. 3.65% 6/1/2051	354	252
	Southern California Edison Co. 3.45% 2/1/2052	515	349
	Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,418
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,316
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,151
	WEC Energy Group, Inc. 5.60% 9/12/2026	167	169
	Wisconsin Power and Light Co. 1.95% 9/16/2031	525	428
	Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	773
	Wisconsin Public Service Corp. 2.85% 12/1/2051	375	233
	Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,610
	Xcel Energy, Inc. 2.60% 12/1/2029	4,049	3,619
	Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,381
	Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,216
			438,142

Consumer discretionary 3.06%
	Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	335	317
	Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,517
	Amazon.com, Inc. 3.45% 4/13/2029	600	576
	Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,670
	Amazon.com, Inc. 4.10% 4/13/2062	470	368
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	255	240
	Bath & Body Works, Inc. 6.875% 11/1/2035	740	758
	BMW US Capital, LLC 3.45% 4/1/2027[6]	1,075	1,046
	BMW US Capital, LLC 3.70% 4/1/2032[6]	1,350	1,226
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[6]	794	796
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	3,567	3,471
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[6]	1,320	1,328
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[6]	832	843
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	3,230	2,937
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	8,174	6,878
	Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[6]	691	693
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]	246	245

171	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Co. 3.25% 2/12/2032	USD620	$516
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,869
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	870
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	773
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	192
	Ford Motor Credit Co., LLC 5.125% 11/5/2026	9,695	9,685
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,368
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,175
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,561
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	481
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	38,192
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,824
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,907
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,098
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	790
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	954
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,746
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,607
	Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,302
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,302
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,069
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,954
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,052
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	718
	General Motors Co. 6.125% 10/1/2025	13,888	14,000
	General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,338
	General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,401
	General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,264
	General Motors Financial Co., Inc. 4.90% 10/6/2029	4,835	4,765
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	528	563
	Home Depot, Inc. 2.95% 6/15/2029	1,966	1,824
	Home Depot, Inc. 4.75% 6/25/2029	1,849	1,854
	Home Depot, Inc. 4.85% 6/25/2031	2,559	2,559
	Home Depot, Inc. 4.95% 6/25/2034	4,749	4,688
	Home Depot, Inc. 4.50% 12/6/2048	1,915	1,638
	Home Depot, Inc. 5.30% 6/25/2054	2,234	2,142
	Hyundai Capital America 2.65% 2/10/2025[6]	11,383	11,355
	Hyundai Capital America 1.80% 10/15/2025[6]	13,274	12,947
	Hyundai Capital America 6.25% 11/3/2025[6]	825	833
	Hyundai Capital America 1.30% 1/8/2026[6]	6,000	5,791
	Hyundai Capital America 5.50% 3/30/2026[6]	705	710
	Hyundai Capital America 1.50% 6/15/2026[6]	7,475	7,121
	Hyundai Capital America 1.65% 9/17/2026[6]	7,275	6,889
	Hyundai Capital America 3.00% 2/10/2027[6]	9,000	8,650
	Hyundai Capital America 5.275% 6/24/2027[6]	1,650	1,664
	Hyundai Capital America 2.375% 10/15/2027[6]	7,543	7,040
	Hyundai Capital America 5.60% 3/30/2028[6]	1,385	1,403
	Hyundai Capital America 5.30% 6/24/2029[6]	1,523	1,528
	Hyundai Capital America 5.40% 6/24/2031[6]	3,365	3,366
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[6]	3,695	3,547
	Marriott International, Inc. 5.75% 5/1/2025	190	190
	Marriott International, Inc. 5.00% 10/15/2027	4,470	4,507
	Marriott International, Inc. 4.90% 4/15/2029	653	652
	Marriott International, Inc. 5.35% 3/15/2035	1,365	1,346
	McDonald’s Corp. 5.00% 5/17/2029	2,184	2,200
	McDonald’s Corp. 2.125% 3/1/2030	2,482	2,171
	McDonald’s Corp. 3.60% 7/1/2030	1,014	951
	McDonald’s Corp. 5.20% 5/17/2034	2,786	2,816
	McDonald’s Corp. 4.45% 3/1/2047	3,535	2,970
	McDonald’s Corp. 3.625% 9/1/2049	2,938	2,120
	McDonald’s Corp. 5.15% 9/9/2052	509	466

American Funds Insurance Series	172

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Nissan Motor Co., Ltd. 4.81% 9/17/2030[6]	USD267	$251
	Sands China, Ltd. 2.30% 3/8/2027	2,368	2,208
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	825	837
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	4,342	3,566
	Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,593
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,600
	Toyota Motor Credit Corp. 5.55% 11/20/2030	690	711
	Travel + Leisure Co. 6.625% 7/31/2026[6]	675	683
	Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[6]	1,635	1,596
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[6]	5,190	5,375
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[6]	410	393
			341,996

Energy 2.08%
	Antero Resources Corp. 5.375% 3/1/2030[6]	280	271
	Apache Corp. 4.625% 11/15/2025	645	642
	Apache Corp. 4.25% 1/15/2030	2,465	2,319
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,083
	BP Capital Markets America, Inc. 4.893% 9/11/2033	1,203	1,164
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	743
	Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,764
	Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,429
	Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,476
	Cenovus Energy, Inc. 5.25% 6/15/2037	289	272
	Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
	Chevron Corp. 2.954% 5/16/2026	3,365	3,301
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	1,400	1,461
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[6]	268	276
	Diamondback Energy, Inc. 5.20% 4/18/2027	1,645	1,661
	Diamondback Energy, Inc. 5.15% 1/30/2030	415	416
	Diamondback Energy, Inc. 5.40% 4/18/2034	1,195	1,176
	Diamondback Energy, Inc. 5.75% 4/18/2054	902	847
	Ecopetrol SA 8.875% 1/13/2033	15,325	15,628
	Energy Transfer, LP 5.25% 7/1/2029	979	984
	Energy Transfer, LP 6.40% 12/1/2030	479	506
	Eni SpA 5.50% 5/15/2034[6]	359	355
	Eni SpA 5.95% 5/15/2054[6]	222	213
	Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,418
	Equinor ASA 3.625% 9/10/2028	4,928	4,772
	Equinor ASA 3.125% 4/6/2030	20,000	18,434
	Equinor ASA 3.25% 11/18/2049	5,687	3,890
	Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,555
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[6]	11,320	11,187
	Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	4,965
	Occidental Petroleum Corp. 6.125% 1/1/2031	759	777
	Occidental Petroleum Corp. 6.45% 9/15/2036	3,330	3,411
	Odebrecht Drilling Services, LLC 7.50% 6/15/2030[6]	6	6
	Oleoducto Central SA 4.00% 7/14/2027[6]	1,715	1,623
	Oleoducto Central SA 4.00% 7/14/2027	350	331
	Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,988
	Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,118
	Petroleos Mexicanos 6.875% 8/4/2026	9,682	9,522
	Petroleos Mexicanos 6.49% 1/23/2027	20,653	20,047
	Petroleos Mexicanos 6.50% 3/13/2027	35,154	34,015
	Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,237
	Petroleos Mexicanos 8.75% 6/2/2029	14,185	14,222
	Petroleos Mexicanos 6.84% 1/23/2030	11,164	10,207
	Petroleos Mexicanos 5.95% 1/28/2031	4,681	3,957
	Petroleos Mexicanos 6.70% 2/16/2032	15,755	13,718
	Saudi Arabian Oil Co. 5.75% 7/17/2054[6]	6,770	6,343

173	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Shell Finance US, Inc. 2.75% 4/6/2030	USD377	$340
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[6]	809	807
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[6]	611	592
	Southwestern Energy Co. 5.70% 1/23/2025	495	495
	TotalEnergies Capital International SA 3.455% 2/19/2029	885	844
	TotalEnergies Capital SA 5.275% 9/10/2054	1,395	1,291
			232,112

Industrials 1.80%
	ADT Security Corp. 4.125% 8/1/2029[6]	510	469
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,6,8,10]	8,700	8,635
	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[6]	730	547
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	565	410
	Air Lease Corp. 2.875% 1/15/2026	10,172	9,960
	Air Lease Corp. 2.20% 1/15/2027	4,341	4,122
	Air Lease Corp. 5.20% 7/15/2031	3,650	3,609
	BAE Systems PLC 5.00% 3/26/2027[6]	1,200	1,206
	BAE Systems PLC 5.125% 3/26/2029[6]	3,482	3,491
	BAE Systems PLC 5.25% 3/26/2031[6]	2,156	2,163
	BAE Systems PLC 5.30% 3/26/2034[6]	570	569
	Boeing Co. (The) 2.75% 2/1/2026	11,211	10,943
	Boeing Co. (The) 2.196% 2/4/2026	9,781	9,491
	Boeing Co. (The) 2.70% 2/1/2027	6,473	6,175
	Boeing Co. (The) 5.04% 5/1/2027	13,539	13,579
	Boeing Co. (The) 6.259% 5/1/2027	4,214	4,315
	Boeing Co. (The) 3.25% 2/1/2028	11,810	11,125
	Boeing Co. (The) 3.25% 3/1/2028	1,925	1,811
	Boeing Co. (The) 6.298% 5/1/2029	1,507	1,563
	Boeing Co. (The) 5.15% 5/1/2030	25,342	25,006
	Boeing Co. (The) 3.625% 2/1/2031	751	682
	Boeing Co. (The) 6.388% 5/1/2031	5,632	5,891
	Boeing Co. (The) 6.528% 5/1/2034	1,381	1,447
	Canadian National Railway Co. 5.85% 11/1/2033	465	489
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	1,010
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,487
	Carrier Global Corp. 2.722% 2/15/2030	292	261
	Carrier Global Corp. 2.70% 2/15/2031	292	254
	Carrier Global Corp. 5.90% 3/15/2034	1,114	1,154
	Carrier Global Corp. 3.577% 4/5/2050	47	34
	Carrier Global Corp. 6.20% 3/15/2054	409	433
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[6]	1,260	1,253
	CSX Corp. 4.10% 11/15/2032	1,886	1,766
	CSX Corp. 5.20% 11/15/2033	1,333	1,336
	CSX Corp. 4.50% 11/15/2052	4,470	3,777
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	978	932
	General Dynamics Corp. 3.75% 5/15/2028	479	465
	General Dynamics Corp. 3.625% 4/1/2030	387	366
	Honeywell International, Inc. 4.875% 9/1/2029	270	272
	Honeywell International, Inc. 4.95% 9/1/2031	270	270
	Honeywell International, Inc. 4.75% 2/1/2032	900	886
	Honeywell International, Inc. 5.00% 3/1/2035	400	392
	Honeywell International, Inc. 5.25% 3/1/2054	400	375
	Honeywell International, Inc. 5.35% 3/1/2064	400	376
	L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,125
	Lockheed Martin Corp. 4.80% 8/15/2034	886	860
	Lockheed Martin Corp. 5.20% 2/15/2064	600	557
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	2,690	2,619
	Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,754
	Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,389

American Funds Insurance Series	174

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Northrop Grumman Corp. 4.70% 3/15/2033	USD2,909	$2,821
	Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,005
	Republic Services, Inc. 2.375% 3/15/2033	1,635	1,325
	Republic Services, Inc. 5.00% 4/1/2034	15	15
	RTX Corp. 5.75% 11/8/2026	550	560
	RTX Corp. 3.125% 5/4/2027	4,551	4,394
	RTX Corp. 4.125% 11/16/2028	4,974	4,844
	RTX Corp. 5.75% 1/15/2029	410	423
	RTX Corp. 6.00% 3/15/2031	550	577
	RTX Corp. 2.375% 3/15/2032	451	375
	RTX Corp. 6.10% 3/15/2034	401	422
	RTX Corp. 2.82% 9/1/2051	665	403
	RTX Corp. 3.03% 3/15/2052	1,190	753
	RTX Corp. 6.40% 3/15/2054	1,006	1,095
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[6]	2,550	2,154
	Triton Container International, Ltd. 3.15% 6/15/2031[6]	2,482	2,112
	Union Pacific Corp. 2.15% 2/5/2027	2,213	2,111
	Union Pacific Corp. 2.40% 2/5/2030	4,454	3,956
	Union Pacific Corp. 2.375% 5/20/2031	2,298	1,985
	Union Pacific Corp. 2.80% 2/14/2032	5,244	4,550
	Union Pacific Corp. 2.95% 3/10/2052	1,405	888
	United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,492
	Veralto Corp. 5.50% 9/18/2026	350	354
	Veralto Corp. 5.35% 9/18/2028	2,450	2,482
	Veralto Corp. 5.45% 9/18/2033	1,680	1,687
	Waste Management, Inc. 1.50% 3/15/2031	419	341
	Waste Management, Inc. 4.15% 4/15/2032	688	650
	Waste Management, Inc. 4.875% 2/15/2034	2,830	2,778
			200,653

Communication services 1.40%
	AT&T, Inc. 1.70% 3/25/2026	17,807	17,176
	AT&T, Inc. 1.65% 2/1/2028	4,700	4,275
	AT&T, Inc. 4.30% 2/15/2030	15,940	15,443
	AT&T, Inc. 2.55% 12/1/2033	12,748	10,273
	AT&T, Inc. 5.40% 2/15/2034	629	632
	CCO Holdings, LLC 5.125% 5/1/2027[6]	4,800	4,721
	CCO Holdings, LLC 4.75% 2/1/2032[6]	1,265	1,112
	CCO Holdings, LLC 4.25% 1/15/2034[6]	3,875	3,148
	Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,387
	Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,110
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	976
	Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,280
	Charter Communications Operating, LLC 5.25% 4/1/2053	835	676
	Comcast Corp. 3.15% 2/15/2028	7,200	6,862
	Comcast Corp. 4.55% 1/15/2029	1,610	1,594
	Comcast Corp. 4.80% 5/15/2033	1,841	1,789
	Comcast Corp. 2.887% 11/1/2051	18	11
	Comcast Corp. 5.65% 6/1/2054	3,313	3,205
	Comcast Corp. 5.50% 5/15/2064	250	233
	Netflix, Inc. 5.375% 11/15/2029[6]	423	431
	Netflix, Inc. 4.90% 8/15/2034	645	632
	Netflix, Inc. 5.40% 8/15/2054	127	124
	News Corp. 5.125% 2/15/2032[6]	1,300	1,228
	SBA Tower Trust 1.631% 11/15/2026[6]	6,741	6,322
	Sirius XM Radio, LLC 4.00% 7/15/2028[6]	675	623
	T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,261
	T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,307
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,886
	T-Mobile USA, Inc. 4.95% 3/15/2028	705	706

175	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	T-Mobile USA, Inc. 4.80% 7/15/2028	USD175	$174
	T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,710
	T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,237
	T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	12,928
	T-Mobile USA, Inc. 5.05% 7/15/2033	832	815
	T-Mobile USA, Inc. 5.75% 1/15/2034	730	749
	T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,499
	T-Mobile USA, Inc. 6.00% 6/15/2054	920	933
	T-Mobile USA, Inc. 5.50% 1/15/2055	406	383
	Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,539
	Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,348
	Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,302
	Verizon Communications, Inc. 4.78% 2/15/2035[6]	1,552	1,478
	Verizon Communications, Inc. 3.55% 3/22/2051	625	442
	Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,960
	Vodafone Group PLC 4.25% 9/17/2050	3,050	2,369
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	3,046
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,085
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	99
	ZipRecruiter, Inc. 5.00% 1/15/2030[6]	490	442
			155,961

Consumer staples 1.07%
	Altria Group, Inc. 4.40% 2/14/2026	4,585	4,565
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	6,635	6,637
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,644
	BAT Capital Corp. 3.557% 8/15/2027	9,271	8,973
	BAT Capital Corp. 2.259% 3/25/2028	2,353	2,162
	BAT Capital Corp. 6.343% 8/2/2030	2,210	2,325
	BAT Capital Corp. 4.742% 3/16/2032	2,675	2,576
	BAT Capital Corp. 6.421% 8/2/2033	4,665	4,933
	BAT Capital Corp. 7.079% 8/2/2043	1,323	1,434
	BAT Capital Corp. 5.65% 3/16/2052	120	110
	BAT International Finance PLC 3.95% 6/15/2025[6]	16,879	16,808
	BAT International Finance PLC 1.668% 3/25/2026	4,070	3,918
	BAT International Finance PLC 4.448% 3/16/2028	2,925	2,879
	Campbell’s Co. (The) 5.20% 3/21/2029	726	733
	Campbell’s Co. (The) 5.40% 3/21/2034	534	532
	Coca-Cola Co. 4.65% 8/14/2034	1,460	1,421
	Coca-Cola Co. 5.20% 1/14/2055	869	826
	Coca-Cola Co. 5.40% 5/13/2064	970	935
	Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,292
	Constellation Brands, Inc. 4.35% 5/9/2027	890	882
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,238
	Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,904
	Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,712
	H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,333
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,758
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	562
	JBS USA Holding Lux SARL 2.50% 1/15/2027	3,000	2,851
	JBS USA Holding Lux SARL 3.00% 2/2/2029	523	477
	Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,516
	Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,843
	Philip Morris International, Inc. 5.125% 2/15/2030	982	987
	Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,676
	Philip Morris International, Inc. 4.75% 11/1/2031	830	812
	Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,648

American Funds Insurance Series	176

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Reynolds American, Inc. 4.45% 6/12/2025	USD14,570	$14,533
	Walmart, Inc. 4.10% 4/15/2033	1,206	1,149
	Walmart, Inc. 4.50% 4/15/2053	1,416	1,233
			119,817

Real estate 0.86%
	American Tower Corp. 3.65% 3/15/2027	1,375	1,343
	Boston Properties, LP 2.90% 3/15/2030	4,630	4,098
	Boston Properties, LP 3.25% 1/30/2031	463	407
	Boston Properties, LP 2.55% 4/1/2032	1,674	1,356
	Boston Properties, LP 2.45% 10/1/2033	1,335	1,030
	Boston Properties, LP 6.50% 1/15/2034	10,849	11,375
	Boston Properties, LP 5.75% 1/15/2035	11,874	11,649
	COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,003
	COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,324
	COPT Defense Properties, LP 2.90% 12/1/2033	564	453
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[6]	395	341
	Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,872
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,410	3,425
	Equinix, Inc. 2.90% 11/18/2026	2,762	2,668
	Equinix, Inc. 3.20% 11/18/2029	887	816
	Equinix, Inc. 3.90% 4/15/2032	1,155	1,064
	FibraSOMA 4.375% 7/22/2031[6]	1,475	1,239
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	1,755	1,707
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	2,755	2,548
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	3,135	2,825
	Iron Mountain, Inc. 5.25% 3/15/2028[6]	3,020	2,956
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	675	645
	Iron Mountain, Inc. 6.25% 1/15/2033[6]	4,395	4,380
	Kilroy Realty, LP 6.25% 1/15/2036	552	548
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[6]	4,683	4,819
	Prologis, LP 4.875% 6/15/2028	1,040	1,043
	Prologis, LP 4.75% 6/15/2033	1,409	1,365
	Prologis, LP 5.125% 1/15/2034	6,175	6,088
	Prologis, LP 5.00% 3/15/2034	360	352
	Prologis, LP 5.25% 6/15/2053	117	109
	Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,495
	Scentre Group Trust 1 3.50% 2/12/2025[6]	4,015	4,006
	Service Properties Trust 3.95% 1/15/2028	1,710	1,434
	Service Properties Trust 8.625% 11/15/2031[6]	3,040	3,177
	VICI Properties, LP 4.375% 5/15/2025	670	669
	VICI Properties, LP 4.75% 2/15/2028	6,844	6,791
			96,420

Information technology 0.40%
	Analog Devices, Inc. 2.10% 10/1/2031	270	226
	Analog Devices, Inc. 5.05% 4/1/2034	717	717
	Analog Devices, Inc. 2.80% 10/1/2041	521	369
	Broadcom Corp. 3.875% 1/15/2027	5,966	5,874
	Broadcom, Inc. 5.05% 7/12/2027	2,545	2,570
	Broadcom, Inc. 4.00% 4/15/2029[6]	609	586
	Broadcom, Inc. 5.05% 7/12/2029	2,177	2,186
	Broadcom, Inc. 5.15% 11/15/2031	5,186	5,221
	Broadcom, Inc. 4.15% 4/15/2032[6]	630	591
	Broadcom, Inc. 3.469% 4/15/2034[6]	11,652	10,104
	Broadcom, Inc. 4.80% 10/15/2034	1,063	1,026
	Broadcom, Inc. 3.137% 11/15/2035[6]	847	692
	Broadcom, Inc. 4.926% 5/15/2037[6]	2,879	2,740
	Cisco Systems, Inc. 4.95% 2/26/2031	991	995
	Cisco Systems, Inc. 5.05% 2/26/2034	843	840

177	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Cisco Systems, Inc. 5.30% 2/26/2054	USD784	$763
	Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,343
	Oracle Corp. 1.65% 3/25/2026	4,867	4,694
	ServiceNow, Inc. 1.40% 9/1/2030	726	604
			45,141

Materials 0.29%
	Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,079
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	139
	Braskem Netherlands Finance BV 7.25% 2/13/2033[6]	700	648
	Celanese US Holdings, LLC 6.165% 7/15/2027	9,900	10,051
	Celanese US Holdings, LLC 6.60% 11/15/2028	3,575	3,664
	Celanese US Holdings, LLC 6.33% 7/15/2029	4,362	4,454
	Celanese US Holdings, LLC 6.80% 11/15/2030	4,530	4,691
	Celanese US Holdings, LLC 6.379% 7/15/2032	800	813
	Celanese US Holdings, LLC 6.95% 11/15/2033	1,031	1,071
	Dow Chemical Co. (The) 5.15% 2/15/2034	659	645
	Dow Chemical Co. (The) 5.55% 11/30/2048	142	133
	Dow Chemical Co. (The) 6.90% 5/15/2053	62	68
	Dow Chemical Co. (The) 5.60% 2/15/2054	504	477
	Methanex Corp. 5.125% 10/15/2027	510	499
	NOVA Chemicals Corp. 8.50% 11/15/2028[6]	205	217
	NOVA Chemicals Corp. 4.25% 5/15/2029[6]	425	385
	OCI NV 6.70% 3/16/2033[6]	950	958
	POSCO 5.75% 1/17/2028[6]	745	758
			31,750
	Total corporate bonds, notes & loans		3,237,566
U.S. Treasury bonds & notes 17.83%
U.S. Treasury 17.04%
	U.S. Treasury 3.875% 3/31/2025	81,282	81,203
	U.S. Treasury 4.625% 6/30/2025	67,785	67,956
	U.S. Treasury 3.00% 7/15/2025	97,643	97,025
	U.S. Treasury 5.00% 9/30/2025	1,090	1,096
	U.S. Treasury 5.00% 10/31/2025	27,980	28,150
	U.S. Treasury 2.25% 11/15/2025	6,785	6,670
	U.S. Treasury 4.00% 12/15/2025	42,800	42,730
	U.S. Treasury 4.25% 12/31/2025	4,994	4,996
	U.S. Treasury 3.625% 5/15/2026	1,926	1,911
	U.S. Treasury 4.625% 6/30/2026	198	199
	U.S. Treasury 4.375% 7/31/2026	271	272
	U.S. Treasury 0.75% 8/31/2026	8,871	8,380
	U.S. Treasury 4.625% 11/15/2026	3,589	3,614
	U.S. Treasury 4.25% 11/30/2026	47,452	47,452
	U.S. Treasury 4.00% 1/15/2027	3,741	3,724
	U.S. Treasury 1.875% 2/28/2027	4,000	3,807
	U.S. Treasury 2.625% 5/31/2027	43,530	41,922
	U.S. Treasury 2.25% 11/15/2027	105,830	100,107
	U.S. Treasury 6.125% 11/15/2027	24,000	25,212
	U.S. Treasury 4.00% 12/15/2027	84,688	84,050
	U.S. Treasury 1.125% 2/29/2028	9,895	8,980
	U.S. Treasury 4.00% 2/29/2028	4,750	4,709
	U.S. Treasury 3.625% 3/31/2028	13	13
	U.S. Treasury 1.00% 7/31/2028	5,630	5,014
	U.S. Treasury 1.125% 8/31/2028	13,555	12,094
	U.S. Treasury 5.25% 11/15/2028	5,700	5,882
	U.S. Treasury 2.375% 5/15/2029	4,070	3,752
	U.S. Treasury 4.00% 7/31/2029	334	329
	U.S. Treasury 3.875% 12/31/2029	44,049	43,052
	U.S. Treasury 4.375% 12/31/2029	245,774	245,707

American Funds Insurance Series	178

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.00% 2/28/2030	USD38,255	$37,569
	U.S. Treasury 3.75% 5/31/2030	13,300	12,878
	U.S. Treasury 4.125% 8/31/2030	11,215	11,046
	U.S. Treasury 4.875% 10/31/2030	92,133	94,219
	U.S. Treasury 1.625% 5/15/2031	1,630	1,376
	U.S. Treasury 4.125% 11/30/2031	985	964
	U.S. Treasury 4.50% 12/31/2031	43,334	43,499
	U.S. Treasury 4.125% 11/15/2032	114	111
	U.S. Treasury 4.375% 5/15/2034	100	99
	U.S. Treasury 3.875% 8/15/2034	6,145	5,815
	U.S. Treasury 4.25% 11/15/2034	49,913	48,646
	U.S. Treasury 4.25% 5/15/2039[4]	125,497	119,261
	U.S. Treasury 1.375% 11/15/2040	24,540	15,215
	U.S. Treasury 1.875% 2/15/2041	24,272	16,281
	U.S. Treasury 4.75% 2/15/2041	75,066	74,814
	U.S. Treasury 2.00% 11/15/2041	57	38
	U.S. Treasury 2.375% 2/15/2042	2,701	1,925
	U.S. Treasury 3.25% 5/15/2042	10,848	8,834
	U.S. Treasury 4.125% 8/15/2044	67,693	61,325
	U.S. Treasury 3.00% 2/15/2049[4]	124,633	90,828
	U.S. Treasury 2.875% 5/15/2049	19,228	13,653
	U.S. Treasury 2.875% 5/15/2052	990	694
	U.S. Treasury 4.00% 11/15/2052	7,328	6,393
	U.S. Treasury 4.125% 8/15/2053	213	190
	U.S. Treasury 4.25% 8/15/2054[4]	280,680	256,844
			1,902,525

U.S. Treasury inflation-protected securities 0.79%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	3,003	2,999
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	5,407	5,377
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	5,949	5,784
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]	50,945	49,172
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[4,11]	4,159	3,978
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[11]	11,291	10,948
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	— [3]	— [3]
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	5,973	4,789
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[11]	5,789	5,364
			88,411
	Total U.S. Treasury bonds & notes		1,990,936
Asset-backed obligations 6.07%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[1,6]	95	96
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,6]	29	29
	Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,6]	9,848	9,799
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,6]	325	326
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,6]	11,785	11,875
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,6]	3,485	3,512
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,6]	1,291	1,296
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[1,6]	6,035	6,045
	Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]	505	510
	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,6]	4,033	4,066
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,6]	2,654	2,630
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,6]	396	394
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	187	187
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]	103	103
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	1,109	1,087
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	2,613	2,522

179	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,6]	USD13,550	$13,458
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,6]	7,689	7,613
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,6]	2,427	2,370
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,6]	623	612
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,6]	1,279	1,263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,6]	3,445	3,287
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,6]	531	506
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,6]	193	184
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,6]	6,724	6,860
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,6]	5,059	5,213
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,6]	4,665	4,739
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,6]	6,298	6,355
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]	12	12
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,6]	269	261
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,6]	3,234	2,956
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,6]	372	338
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,6]	1,509	1,513
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]	213	215
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	773	778
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,560
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]	1,400	1,425
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,6]	7,056	6,982
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,6]	14,792	14,898
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	81	81
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	210	208
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	206	204
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,6]	90	90
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,6]	469	475
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	84	81
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,6]	172	176
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	14,188	12,645
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,6]	5,529	4,876
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,6]	613	534
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,6]	306	290
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	18,497	18,077
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	1,912	1,719
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,6]	3,362	3,261
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,6]	364	316
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	5,994	5,686
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,6]	1,898	1,771
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,6]	14,984	14,992
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[1,6]	6,572	6,547
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,6]	840	852

American Funds Insurance Series	180

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,6]	USD1,635	$1,658
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,6]	799	816
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,6]	8,047	8,022
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,6]	1,690	1,550
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,6]	3,479	3,201
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,6]	317	286
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,6]	80	80
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,6]	83	83
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,6]	559	561
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,6]	261	262
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,6]	1,237	1,247
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,6]	1,734	1,737
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,6]	2,437	2,433
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	2,390	2,393
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	2,192	2,173
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,6]	261	258
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,6]	535	529
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,6]	49	49
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,6]	819	833
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,6]	846	873
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,6]	299	273
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,6]	3,367	3,393
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,6]	9,326	9,341
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,6]	897	892
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,6]	537	536
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,6]	12,938	13,035
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,6]	8,753	8,776
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[1]	1,195	1,198
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	1,882	1,837
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]	184	184
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[1]	5,028	5,095
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[1]	418	423
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	271	270
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[1]	758	778
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]	462	471
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,6]	1,014	1,100
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,6]	16,638	16,222
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,6]	1,370	1,304
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,6]	1,726	1,692
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,6]	561	565
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,6]	312	315
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,6]	454	461
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,6]	307	303
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]	71	71
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]	765	772
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	597	603
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,6]	30,070	30,053
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,6]	1,619	1,614
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,6]	4,218	4,239
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,6]	5,833	5,865
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,6]	1,506	1,391
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,6]	1,146	1,032
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,6]	127	114
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,6]	2,030	1,917
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,6]	7,304	6,670
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,6]	2,043	1,879
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,6]	1,721	1,567
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,6]	81	81
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,6]	4,751	4,786
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,6]	2,385	2,393

181	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,6]	USD1,175	$1,184
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,6]	561	570
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,6]	507	517
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,6]	2,831	2,820
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,6]	2,016	2,039
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	807	811
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	101	102
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]	483	488
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]	320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,6]	4,815	4,876
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,6]	2,703	2,790
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,6]	3,984	4,134
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,6]	1,600	1,619
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,6]	948	967
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,8]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,6]	330	333
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,6]	1,174	1,082
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,6]	17,770	16,693
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,6]	1,264	1,191
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,6]	859	809
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,6]	3,007	3,029
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	325	326
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029[1]	188	190
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,6]	9,361	9,094
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]	160	162
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]	160	162
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,6]	117	117
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,6]	26	26
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,6]	247	248
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,6]	706	708
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	496	497
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,6]	438	442
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,6]	1,622	1,635
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,6]	861	866
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,6]	615	619
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,6]	848	862
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,6]	1,361	1,370
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,6]	3,223	3,288
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,6]	714	731
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,6]	623	637
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,6]	483	500
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,6]	123	125
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	1,050	1,070
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,6]	972	983
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,6]	7,752	7,831
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,6]	3,155	3,174
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,6]	1,800	1,606
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,6]	1,043	919
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,6]	657	581
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,6]	3,710	3,415
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[1,6]	190	175
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	3,267	3,024
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,6]	7,475	6,927
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,2,6]	2,444	2,434

American Funds Insurance Series	182

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	USD50,765	$46,854
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[1,2,6]	177	177
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	598	608
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,6]	6,905	6,923
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,6]	2,314	2,269
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,6]	482	475
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,6]	3,173	3,167
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,6]	4,464	4,507
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,6]	1,721	1,718
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.748% 8/16/2027[1,2,6]	1,393	1,399
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,6]	1,710	1,735
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,6]	4,558	4,598
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,6]	909	923
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,6]	6,152	6,043
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,6]	2,261	2,276
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,6]	5,088	5,171
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.702% 7/25/2051[1,2,6]	213	213
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	363	363
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	720	713
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	5,177	5,193
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	1,224	1,208
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	703	706
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[1]	856	856
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	700	710
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[1,6]	2,413	2,416
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,6]	6,276	6,312
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,6]	3,047	3,073
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,6]	444	445
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,6]	624	630
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,6]	361	367
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,6]	2,276	2,071
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,6]	420	380
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,6]	726	736
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[1,2,6]	801	811
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,6]	2,037	1,863
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,6]	2,119	2,028
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,6]	233	224
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,6]	605	580
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,6]	687	658
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,6]	1,227	1,176
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,6]	2,154	2,004
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,6]	881	840
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,6]	1,669	1,546
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,6]	5,029	4,555
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,6]	281	254
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,6]	4,240	3,876
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,6]	3,506	3,245
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,6]	105	93
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,6]	8,228	7,491
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,6]	2,852	2,542
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,6]	277	247
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	1,215	1,216
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	8,029

183	American Funds Insurance Series

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,6]	USD5,380	$5,400
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,6]	1,054	1,044
	Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,6]	1,579	1,583
	Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,6]	3,420	3,444
	Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,6]	3,052	3,089
	Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,6]	1,175	1,187
	Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,6]	2,219	2,254
	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,6]	1,236	1,269
	Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,6]	12,506	12,529
	Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,6]	9,695	9,691
	World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	290	292
	World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	232	234
			677,553
Municipals 1.49%
California 0.02%
	G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,398

Illinois 1.33%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,784
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,415
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,419
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	110,885	109,392
			149,074

Massachusetts 0.07%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,593

Texas 0.03%
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,832

Wisconsin 0.04%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,525	4,298
	Total municipals		166,195
Bonds & notes of governments & government agencies outside the U.S. 0.72%
	Chile (Republic of) 4.00% 1/31/2052	580	434
	Colombia (Republic of) 7.50% 2/2/2034	2,530	2,496
	Dominican Republic 5.95% 1/25/2027[6]	8,100	8,067
	Dominican Republic 7.05% 2/3/2031[6]	680	698
	Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	10,529
	Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	8,725
	Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	26,696
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR43,391,000	2,692
	Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	11,783,000	714
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	53,026,000	3,583
	Paraguay (Republic of) 5.00% 4/15/2026	USD960	955

American Funds Insurance Series	184

The Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Poland (Republic of) 5.75% 11/16/2032	USD555	$567
Poland (Republic of) 4.875% 10/4/2033	830	798
United Mexican States 6.00% 5/7/2036	14,755	13,922
		80,876
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 4/24/2026[4]	11,910	11,617
Total bonds, notes & other debt instruments (cost: $10,898,723,000)		10,586,423
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares[6]	555	14
FORESEA Holding SA, Class B6	61	2
		16

Financials 0.00%
SVB Financial Group, Class C, Trust Units[8,12]	61,200	— [3]
Total common stocks (cost: $9,000)		16
Short-term securities 6.54%
Money market investments 6.54%
Capital Group Central Cash Fund 4.50%[13,14]	7,299,754	730,121
Total short-term securities (cost: $729,827,000)		730,121
Total investment securities 101.34% (cost: $11,628,559,000)		11,316,560
Other assets less liabilities (1.34)%		(149,662)
Net assets 100.00%		$11,166,898
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	29	3/3/2025	USD11,564	$4
30 Day Federal Funds Futures	Long	47	5/1/2025	18,765	(11)
3 Month SOFR Futures	Long	108	3/19/2025	25,828	5
3 Month SOFR Futures	Short	339	6/18/2025	(81,212)	603
3 Month SOFR Futures	Long	1,250	9/17/2025	299,860	1,738
3 Month SOFR Futures	Long	293	3/18/2026	70,360	43
3 Month SOFR Futures	Long	202	6/17/2026	48,513	(501)
3 Month SOFR Futures	Short	190	6/16/2027	(45,612)	— [3]
2 Year U.S. Treasury Note Futures	Long	14,149	4/3/2025	2,909,167	(2,029)
5 Year U.S. Treasury Note Futures	Long	11,908	4/3/2025	1,265,876	(8,242)
10 Year Euro-Bund Futures	Short	16	3/10/2025	(2,211)	59
10 Year Ultra U.S. Treasury Note Futures	Long	3,468	3/31/2025	386,032	(5,688)
10 Year U.S. Treasury Note Futures	Long	3,471	3/31/2025	377,471	(5,135)
20 Year U.S. Treasury Note Futures	Short	3,226	3/31/2025	(367,260)	10,144
30 Year Ultra U.S. Treasury Bond Futures	Long	3,455	3/31/2025	410,821	(21,240)
					$(30,250)

185	American Funds Insurance Series

The Bond Fund of America® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	46,652	EUR	44,257	Citibank	1/8/2025	$793
USD	7,010	IDR	111,703,701	Citibank	1/10/2025	102
JPY	3,901,364	EUR	24,989	UBS AG	1/10/2025	(1,070)
EUR	1,418	USD	1,500	Morgan Stanley	1/15/2025	(31)
USD	36,046	EUR	34,264	Morgan Stanley	1/23/2025	521
USD	79,564	JPY	12,198,798	UBS AG	1/24/2025	1,807
JPY	7,995,154	CHF	46,390	BNP Paribas	1/27/2025	(295)
						$1,827
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.9035%	Annual	SOFR	Annual	9/14/2025	USD42,065	$184	$—	$184
4.4555%	Annual	SOFR	Annual	12/6/2025	USD95,750	226	—	226
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	(74)	—	(74)
SOFR	Annual	4.017%	Annual	6/24/2029	USD14,500	19	—	19
SOFR	Annual	3.9565%	Annual	7/12/2029	USD14,500	55	—	55
SOFR	Annual	3.8185%	Annual	7/26/2029	USD15,007	143	—	143
SOFR	Annual	3.3825%	Annual	8/29/2029	USD10,159	285	—	285
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	380	—	380
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	309	—	309
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	259	—	259
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	154	—	154
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	148	—	148
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	131	—	131
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	85	—	85
SOFR	Annual	3.70%	Annual	10/29/2029	USD3,855	58	—	58
SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465	108	—	108
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	46	—	46
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN1,241,250	(893)	—	(893)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	148	—	148
SOFR	Annual	3.8275%	Annual	9/1/2033	USD9,600	164	—	164
SOFR	Annual	3.997%	Annual	9/14/2033	USD9,615	46	—	46
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	566	—	566
SOFR	Annual	3.5685%	Annual	1/9/2034	USD19,970	745	—	745
SOFR	Annual	3.871%	Annual	3/4/2034	USD28,120	425	—	425
SOFR	Annual	3.3865%	Annual	8/29/2034	USD2,786	154	—	154
SOFR	Annual	3.393%	Annual	8/29/2034	USD2,566	140	—	140
SOFR	Annual	3.4105%	Annual	8/29/2034	USD1,823	97	—	97
SOFR	Annual	3.379%	Annual	8/29/2034	USD1,135	63	—	63
8.895%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	MXN72,728	(111)	—	(111)
8.90%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	MXN100,913	(153)	—	(153)
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	991	—	991
SOFR	Annual	3.486%	Annual	1/17/2054	USD1,835	145	—	145
						$5,043	$—	$5,043

American Funds Insurance Series	186

The Bond Fund of America® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	$(487)	$—	$(487)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(567)	—	(567)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(624)	—	(624)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(636)	—	(636)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(731)	—	(731)
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	(734)	—	(734)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(737)	—	(737)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(744)	—	(744)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	(802)	—	(802)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	(1,160)	—	(1,160)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(1,465)	—	(1,465)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(1,467)	—	(1,467)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(1,469)	—	(1,469)
							$(11,623)	$—	$(11,623)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD102,935	$(7,944)	$(7,958)	$14
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	77	(2)	(2)	— [3]
					$(7,946)	$(7,960)	$14
Investments in affiliates

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 6.54%
Money market investments 6.54%
Capital Group Central Cash Fund 4.50%[13]	$2,168,331	$2,724,823	$4,163,541	$248	$260	$730,121	$82,065

187	American Funds Insurance Series

The Bond Fund of America® (continued)
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Amount less than one thousand.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $100,808,000, which represented .90% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,752,427,000, which represented 15.69% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $8,635,000, which represented .08% of the net assets of the fund.

[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 12/31/2024.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TIIE = Interbank Equilibrium Interest Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	188

Capital World Bond Fund®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 95.93%		Principal amount (000)	Value (000)
Euros 18.80%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,642
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[1]	500	578
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[1]	100	110
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	680	719
	Altria Group, Inc. 3.125% 6/15/2031	800	811
	American Tower Corp. 0.45% 1/15/2027	2,525	2,494
	American Tower Corp. 0.875% 5/21/2029	1,470	1,388
	Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,000
	AT&T, Inc. 1.60% 5/19/2028	2,350	2,335
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	900	988
	Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	700	779
	Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	297
	Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,298
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	2,907
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	1,530	1,601
	Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	902
	Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	871
	BPCE SA 1.00% 4/1/2025	2,900	2,989
	BPCE SA 4.50% 1/13/2033	1,400	1,524
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	4,980	5,068
	Bulgaria (Republic of) 3.625% 9/5/2032	646	685
	CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	3,800	3,920
	Celanese US Holdings, LLC 4.777% 7/19/2026	235	247
	Coca-Cola Co. 3.375% 8/15/2037	155	161
	Coca-Cola Co. 3.75% 8/15/2053	130	136
	Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	1,900	2,069
	Cote d’Ivoire (Republic of) 6.875% 10/17/2040	1,650	1,484
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	4,000	3,821
	Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	271
	Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,093
	Egypt (Arab Republic of) 5.625% 4/16/2030	300	272
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,375
	Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]	1,200	1,374
	Equinor ASA 1.375% 5/22/2032	3,650	3,374
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	2,870	3,461
	Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	950	1,070
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[1]	240	270
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	2,030	2,237
	European Investment Bank 0.25% 1/20/2032	4,900	4,331
	European Investment Bank 1.50% 6/15/2032	1,000	961
	European Investment Bank 2.875% 1/12/2033	4,500	4,737
	European Union 0.25% 10/22/2026	610	611
	European Union 2.875% 12/6/2027	1,060	1,116
	European Union 2.875% 10/5/2029	170	179
	European Union 3.125% 12/4/2030	190	203
	European Union 0% 7/4/2031	705	617
	European Union 2.50% 12/4/2031	1,205	1,236

189	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	European Union 0% 7/4/2035	EUR220	$168
	European Union 0.20% 6/4/2036	1,500	1,147
	European Union 3.375% 10/4/2039	1,700	1,795
	European Union 0.70% 7/6/2051	3,000	1,741
	European Union 3.375% 10/5/2054	540	555
	Finland (Republic of) 3.00% 9/15/2033	2,370	2,503
	French Republic O.A.T. 0.75% 2/25/2028	980	964
	French Republic O.A.T. 2.75% 2/25/2029	1,790	1,864
	French Republic O.A.T. 0% 11/25/2030	19,550	17,251
	French Republic O.A.T. 0% 5/25/2032	2,120	1,772
	French Republic O.A.T. 2.00% 11/25/2032	3,170	3,054
	French Republic O.A.T. 3.00% 5/25/2033	1,920	1,979
	French Republic O.A.T. 3.00% 11/25/2034	7,145	7,287
	French Republic O.A.T. 0.50% 5/25/2040	600	405
	French Republic O.A.T. 0.75% 5/25/2052	2,850	1,504
	Germany (Federal Republic of) 0% 10/9/2026	2,305	2,305
	Germany (Federal Republic of) 0% 11/15/2027	1,400	1,370
	Germany (Federal Republic of) 0% 2/15/2030	7,050	6,573
	Germany (Federal Republic of) 1.70% 8/15/2032	1,886	1,884
	Germany (Federal Republic of) 2.20% 2/15/2034	1,040	1,066
	Germany (Federal Republic of) 1.00% 5/15/2038	130	111
	Germany (Federal Republic of) 0% 8/15/2050	1,200	656
	Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,182
	Greece (Hellenic Republic of) 3.875% 6/15/2028	615	669
	Greece (Hellenic Republic of) 1.50% 6/18/2030	690	671
	Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	1,823
	Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,512
	Greece (Hellenic Republic of) 3.375% 6/15/2034	2,810	2,945
	Grifols, SA 7.50% 5/1/2030	100	109
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,392
	Ireland (Republic of) 2.60% 10/18/2034	4,220	4,368
	Ireland (Republic of) 3.00% 10/18/2043	2,010	2,129
	KfW 0.125% 6/30/2025	590	604
	Lithuania (Republic of) 3.50% 7/3/2031	1,060	1,135
	Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,717
	Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031)[1]	100	106
	Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,603
	Metropolitan Life Global Funding I 0.55% 6/16/2027[2]	2,000	1,975
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	599
	Morocco (Kingdom of) 1.50% 11/27/2031	1,920	1,691
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	1,100	1,313
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,571
	NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	185	180
	PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,719
	Philippines (Republic of) 0.25% 4/28/2025	875	896
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[1]	430	472
	Portugal Republic 0.475% 10/18/2030	1,610	1,500
	Portugal Republic 2.875% 10/20/2034	2,560	2,658
	Portugal Republic 3.50% 6/18/2038	3,140	3,404
	Quebec (Province of) 0.25% 5/5/2031	920	813
	Quebec (Province of) 0.50% 1/25/2032	1,155	1,017
	Quebec (Province of) 3.35% 7/23/2039	4,410	4,595
	Republic of Italy 3.10% 8/28/2026	3,425	3,588
	Republic of Italy 1.10% 4/1/2027	2,565	2,582
	Republic of Italy 1.35% 4/1/2030	7	7
	Republic of Italy 4.20% 3/1/2034	9,640	10,620
	Republic of Italy 1.80% 3/1/2041	6,000	4,698

American Funds Insurance Series	190

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	Republic of Italy 4.30% 10/1/2054	EUR4,245	$4,504
	Republic Of Italy 1.85% 7/1/2025	17,700	18,287
	Romania 2.125% 3/7/2028	1,440	1,401
	Romania 3.75% 2/7/2034	530	471
	Romania 6.00% 9/24/2044	745	745
	Senegal (Republic of) 5.375% 6/8/2037	2,250	1,653
	Shell International Finance BV 1.50% 4/7/2028	2,000	1,994
	Slovak Republic 3.75% 3/6/2034	640	683
	Spain (Kingdom of) 0% 1/31/2028	900	867
	Spain (Kingdom of) 1.40% 7/30/2028	7,510	7,517
	Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,876
	Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,242
	Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,116
	Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,847
	Spain (Kingdom of) 3.55% 10/31/2033	6,240	6,756
	Spain (Kingdom of) 3.25% 4/30/2034	2,630	2,775
	Spain (Kingdom of) 3.45% 10/31/2034	740	792
	Spain (Kingdom of) 1.90% 10/31/2052	1,010	734
	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	441	454
	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	200
	Stryker Corp. 1.00% 12/3/2031	450	407
	Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,779
	Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,707
			272,236

Japanese yen 7.98%
	Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	632
	Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,535
	Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,890
	Japan, Series 346, 0.10% 3/20/2027	2,181,450	13,722
	Japan, Series 352, 0.10% 9/20/2028	168,250	1,048
	Japan, Series 356, 0.10% 9/20/2029	2,220,800	13,715
	Japan, Series 116, 2.20% 3/20/2030	576,100	3,935
	Japan, Series 362, 0.10% 3/20/2031	737,200	4,493
	Japan, Series 374, 0.80% 3/20/2034	68,200	425
	Japan, Series 376, 0.90% 9/20/2034	2,439,050	15,245
	Japan, Series 152, 1.20% 3/20/2035	727,700	4,658
	Japan, Series 21, 2.30% 12/20/2035	720,000	5,094
	Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,389
	Japan, Series 179, 0.50% 12/20/2041	196,950	1,031
	Japan, Series 182, 1.10% 9/20/2042	619,850	3,550
	Japan, Series 186, 1.50% 9/20/2043	1,715,050	10,361
	Japan, Series 188, 1.60% 3/20/2044	69,000	422
	Japan, Series 53, 0.60% 12/20/2046	781,600	3,755
	Japan, Series 37, 0.60% 6/20/2050	694,500	3,112
	Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,992
	Japan, Series 74, 1.00% 3/20/2052	246,100	1,187
	Japan, Series 79, 1.20% 6/20/2053	274,400	1,372
	Japan, Series 84, 2.10% 9/20/2054	808,300	4,975
			115,538

British pounds 4.46%
	American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,654
	Asian Development Bank 1.125% 6/10/2025	740	912
	KfW 1.125% 7/4/2025	1,165	1,433
	Lloyds Bank PLC 7.625% 4/22/2025	655	828
	Quebec (Province of) 2.25% 9/15/2026	1,870	2,248
	United Kingdom 0.125% 1/30/2026	425	511
	United Kingdom 4.25% 12/7/2027	3,785	4,747
	United Kingdom 1.625% 10/22/2028	3,690	4,213
	United Kingdom 4.125% 7/22/2029	2,015	2,499
	United Kingdom 4.75% 12/7/2030	6,920	8,867

191	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
British pounds (continued)
	United Kingdom 0.25% 7/31/2031	GBP12,845	$12,406
	United Kingdom 1.00% 1/31/2032	7,120	7,103
	United Kingdom 4.25% 6/7/2032	1,310	1,626
	United Kingdom 3.25% 1/31/2033	1,090	1,250
	United Kingdom 0.625% 7/31/2035	210	176
	United Kingdom 0.875% 1/31/2046	4,917	2,854
	United Kingdom 3.75% 10/22/2053	1,870	1,858
	United Kingdom 4.375% 7/31/2054	6,285	6,967
	United Kingdom 2.50% 7/22/2065	3,313	2,362
			64,514

Chinese yuan renminbi 3.19%
	China (People’s Republic of), Series INBK, 2.37% 1/15/2029	CNY6,340	901
	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	171
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	36,940	5,524
	China (People’s Republic of), Series INBK, 2.27% 5/25/2034	125,300	18,045
	China (People’s Republic of), Series INBK, 2.11% 8/25/2034	98,410	13,988
	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	20,950	3,887
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	144
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	800
	China (People’s Republic of), Series INBK, 3.19% 4/15/2053	11,190	1,922
	China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	862
			46,244

Canadian dollars 1.99%
	Canada (Government) 3.50% 3/1/2028	CAD25,228	17,869
	Canada 3.25% 12/1/2033	7,330	5,122
	Canada (Government) 2.75% 12/1/2048	3,500	2,202
	Canada (Government) 1.50% 12/1/2031	5,690	3,568
			28,761

Indonesian rupiah 1.98%
	Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,419
	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,263
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	92,831,000	5,659
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,731
	Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	182
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	221,342,000	13,733
	Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	46,660,000	2,826
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	1,848
			28,661

South Korean won 1.82%
	South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,514
	South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,105
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,481
	South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,767
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	13,541
			26,408

Brazilian reais 1.74%
	Brazil (Federative Republic of) 0% 4/1/2025	BRL7,442	1,168
	Brazil (Federative Republic of) 10.00% 1/1/2029	33,688	4,587
	Brazil (Federative Republic of) 10.00% 1/1/2031	113,384	14,636
	Brazil (Federative Republic of) 6.00% 8/15/2040[3]	2,063	295
	Brazil (Federative Republic of) 6.00% 8/15/2050[3]	25,970	3,515
	Brazil (Federative Republic of) 6.00% 8/15/2060[3]	7,685	1,022
			25,223

American Funds Insurance Series	192

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Australian dollars 1.62%
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	$1,922
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	2,911
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,609
	New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	7,541
	New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	8,466
			23,449

Mexican pesos 1.01%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,920	661
	América Móvil, SAB de CV 9.50% 1/27/2031	29,290	1,323
	United Mexican States, Series M, 7.75% 11/23/2034	98,956	3,973
	United Mexican States, Series M30, 8.50% 11/18/2038	21,100	864
	United Mexican States, Series M, 8.00% 11/7/2047	7,830	290
	United Mexican States, Series M, 8.00% 7/31/2053	198,770	7,237
	United Mexican States, Series S, 4.00% 10/29/2054[3]	7,603	281
			14,629

Indian rupees 0.54%
	Asian Development Bank 6.20% 10/6/2026	INR15,700	181
	Asian Development Bank 6.72% 2/8/2028	144,700	1,686
	European Bank for Reconstruction and Development 5.00% 1/15/2026	57,600	662
	European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	924
	European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	389
	Inter-American Development Bank 7.00% 1/25/2029	220,000	2,551
	International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,463
			7,856

New Zealand dollars 0.49%
	New Zealand 4.50% 5/15/2030	NZD3,963	2,280
	New Zealand 4.25% 5/15/2036	9,005	4,883
			7,163

Danish kroner 0.41%
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[4]	DKK49,574	5,722
	Realkredit Danmark AS 1.00% 10/1/2053[4]	2,545	281
			6,003

Turkish lira 0.37%
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY215,445	5,111
	Turkey (Republic of) 17.80% 7/13/2033	12,175	238
			5,349

Norwegian kroner 0.27%
	Norway (Kingdom of) 1.75% 9/6/2029	NOK2,080	167
	Norway (Kingdom of) 2.125% 5/18/2032	6,615	518
	Norway (Kingdom of) 3.625% 4/13/2034	37,385	3,228
			3,913

Polish zloty 0.23%
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,054
	Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,276
			3,330

Chilean pesos 0.17%
	Chile (Republic of) 1.50% 3/1/2026[3]	CLP883,755	883
	Chile (Republic of) 5.00% 10/1/2028	955,000	934
	Chile (Republic of) 6.00% 4/1/2033	675,000	682
			2,499

193	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Malaysian ringgits 0.16%
	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	$2,302

Romanian leu 0.07%
	Romania 4.75% 2/24/2025	RON5,000	1,038

Colombian pesos 0.07%
	Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	969

South African rand 0.03%
	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	426

Ukrainian hryvnia 0.00%
	Ukraine 19.50% 1/15/2025	UAH285	6

U.S. dollars 48.53%
	3R Lux SARL 9.75% 2/5/2031	USD1,380	1,428
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[5]	27	27
	AbbVie, Inc. 5.05% 3/15/2034	2,790	2,758
	AbbVie, Inc. 5.35% 3/15/2044	75	73
	AbbVie, Inc. 5.40% 3/15/2054	1,265	1,219
	AbbVie, Inc. 5.50% 3/15/2064	150	143
	Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	683
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[4,5]	209	210
	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[4,5]	150	150
	Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034[5]	1,345	1,265
	Advance Auto Parts, Inc. 5.95% 3/9/2028	45	45
	AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,014
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[5,6,7,8]	600	596
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	660	479
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,5]	40	41
	AG Issuer, LLC 6.25% 3/1/2028[5]	165	164
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	68	71
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,5]	1,147	1,199
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,5]	1,560	1,564
	Albertsons Companies, Inc. 3.50% 3/15/2029[5]	140	128
	Alcoa Nederland Holding BV 4.125% 3/31/2029[5]	75	70
	Alfa Desarrollo SpA 4.55% 9/27/2051	475	350
	Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[4,5,8]	658	658
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[5]	50	53
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[5]	290	288
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	120	116
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[5]	70	70
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[5]	65	64
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[5]	70	71
	Allied Universal Holdco, LLC 9.75% 7/15/2027[5]	155	156
	Allied Universal Holdco, LLC 6.00% 6/1/2029[5]	300	274
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	200	206
	Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,731
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[7,8]	155	155
	Amentum Holdings, Inc. 7.25% 8/1/2032[5]	98	99
	Amer Sports Co. 6.75% 2/16/2031[5]	35	35
	American Electric Power Co., Inc. 1.00% 11/1/2025	250	242
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	1,030	1,049

American Funds Insurance Series	194

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Amgen, Inc. 2.20% 2/21/2027	USD445	$422
	Amgen, Inc. 5.25% 3/2/2030	981	990
	Amgen, Inc. 5.25% 3/2/2033	2,687	2,668
	Amgen, Inc. 5.65% 3/2/2053	1,284	1,237
	AmWINS Group, Inc. 4.875% 6/30/2029[5]	135	127
	Angola (Republic of) 9.50% 11/12/2025	4,225	4,241
	Angola (Republic of) 8.25% 5/9/2028	1,115	1,051
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	110	88
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[5]	115	87
	AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.971% 9/1/2027[7,8]	95	92
	Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.221% 9/22/2028[7,8]	146	147
	Aretec Group, Inc. 7.50% 4/1/2029[5]	245	244
	Aretec Group, Inc. 10.00% 8/15/2030[5]	50	55
	Artera Services, LLC 8.50% 2/15/2031[5]	45	43
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[5]	55	50
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[5]	160	163
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	55	54
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]	25	25
	AssuredPartners, Inc. 5.625% 1/15/2029[5]	290	294
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[7,8]	30	30
	AT&T, Inc. 3.50% 9/15/2053	2,070	1,395
	ATI, Inc. 7.25% 8/15/2030	60	62
	Atkore, Inc. 4.25% 6/1/2031[5]	25	22
	Avantor Funding, Inc. 3.875% 11/1/2029[5]	122	112
	Avient Corp. 6.25% 11/1/2031[5]	25	25
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,5]	1,817	1,828
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,5]	996	1,026
	B&G Foods, Inc. 5.25% 9/15/2027	210	201
	B&G Foods, Inc. 8.00% 9/15/2028[5]	25	26
	BAE Systems PLC 5.30% 3/26/2034[5]	865	863
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[5]	20	20
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,8]	219	232
	Bank Gospodarstwa Krajowego 5.75% 7/9/2034[5]	950	945
	Bank Gospodarstwa Krajowego 6.25% 7/9/2054[5]	425	418
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,040	3,370
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]	1,535	1,537
	Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[1]	640	634
	BAT Capital Corp. 3.215% 9/6/2026	955	932
	BAT Capital Corp. 3.462% 9/6/2029	1,150	1,072
	Bath & Body Works, Inc. 6.625% 10/1/2030[5]	120	121
	Bath & Body Works, Inc. 6.875% 11/1/2035	75	77
	Bausch Health Americas, Inc. 9.25% 4/1/2026[5]	80	77
	Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	75	73
	Baytex Energy Corp. 7.375% 3/15/2032[5]	85	83
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	2,320	2,404
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	301
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	97
	Biocon Biologics Global PLC 6.67% 10/9/2029[5]	3,995	3,834
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[5]	400	382
	Block, Inc. 6.50% 5/15/2032[5]	240	243
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,8]	1,070	1,089
	BMW US Capital, LLC 3.90% 4/9/2025[5]	900	898
	BMW US Capital, LLC 4.15% 4/9/2030[5]	900	861
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,5]	700	627

195	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,5]	USD1,275	$1,084
	Boeing Co. (The) 6.259% 5/1/2027	45	46
	Boeing Co. (The) 5.15% 5/1/2030	2,451	2,418
	Boeing Co. (The) 3.625% 2/1/2031	718	652
	Boeing Co. (The) 6.388% 5/1/2031	723	756
	Boeing Co. (The) 6.528% 5/1/2034	457	479
	Boeing Co. (The) 6.858% 5/1/2054	576	613
	Bombardier, Inc. 7.125% 6/15/2026[5]	16	16
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	25	26
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	2,349	2,347
	Borr IHC, Ltd. 10.375% 11/15/2030[5]	918	917
	Boyd Gaming Corp. 4.75% 6/15/2031[5]	45	42
	Boyne USA, Inc. 4.75% 5/15/2029[5]	107	102
	Braskem Idesa SAPI 7.45% 11/15/2029	2,520	2,008
	Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,488
	Braskem Netherlands Finance BV 8.50% 1/12/2031	4,939	4,956
	Braskem Netherlands Finance BV 8.50% 1/12/2031[5]	525	527
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,924
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,136
	British Columbia (Province of) 4.20% 7/6/2033	1,240	1,183
	Broadcom, Inc. 4.00% 4/15/2029[5]	250	241
	Broadcom, Inc. 3.419% 4/15/2033[5]	698	611
	Broadcom, Inc. 3.469% 4/15/2034[5]	48	42
	Broadcom, Inc. 3.137% 11/15/2035[5]	185	151
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[5]	84	83
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[5]	1,341	1,384
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	228
	BWX Technologies, Inc. 4.125% 4/15/2029[5]	175	163
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[4,5,8]	1,310	1,308
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[4,5,8]	989	987
	Caesars Entertainment, Inc. 4.625% 10/15/2029[5]	15	14
	Caesars Entertainment, Inc. 7.00% 2/15/2030[5]	64	65
	Caesars Entertainment, Inc. 6.50% 2/15/2032[5]	45	45
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,5]	1,633	1,650
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,5]	200	213
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,5]	200	202
	California Resources Corp. 7.125% 2/1/2026[5]	100	100
	Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	896
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	90	81
	Carnival Corp. 6.00% 5/1/2029[5]	100	100
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,4,5]	174	174
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[4,5,8]	614	586
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,5,8]	143	141
	CCO Holdings, LLC 5.125% 5/1/2027[5]	125	123
	CCO Holdings, LLC 4.75% 3/1/2030[5]	135	123
	CCO Holdings, LLC 4.50% 8/15/2030[5]	240	216
	CCO Holdings, LLC 4.25% 2/1/2031[5]	155	135
	CCO Holdings, LLC 4.50% 6/1/2033[5]	147	124
	CCO Holdings, LLC 4.25% 1/15/2034[5]	55	45
	Centene Corp. 2.45% 7/15/2028	40	36
	Centene Corp. 4.625% 12/15/2029	35	33
	Centene Corp. 2.50% 3/1/2031	65	54
	Central Garden & Pet Co. 4.125% 10/15/2030	74	67
	Central Garden & Pet Co. 4.125% 4/30/2031[5]	110	97
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[4,5]	925	929
	Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,526
	Cheniere Energy Partners, LP 3.25% 1/31/2032	26	23
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	4,385	4,062
	Chubb INA Holdings, LLC 3.35% 5/3/2026	195	192

American Funds Insurance Series	196

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Chubb INA Holdings, LLC 4.35% 11/3/2045	USD425	$363
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,8]	805	832
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,5,8]	1,240	1,261
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[1]	421	423
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	90	94
	Clarios Global, LP 6.25% 5/15/2026[5]	44	44
	Clarios Global, LP 8.50% 5/15/2027[5]	90	90
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	45	42
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	5	5
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[5]	100	99
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	75	67
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	235	231
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	175	178
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[7,8]	253	254
	CMS Energy Corp. 3.00% 5/15/2026	1,200	1,172
	CNX Resources Corp. 7.25% 3/1/2032[5]	110	112
	Coca-Cola Co. 4.65% 8/14/2034	336	327
	Coinbase Global, Inc. 3.375% 10/1/2028[5]	55	50
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	85	72
	Colombia (Republic of) 3.875% 4/25/2027	350	335
	Colombia (Republic of) 8.00% 11/14/2035	445	449
	Comcast Corp. 4.80% 5/15/2033	4,100	3,984
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.937% 4/6/2026[7,8]	— [9]	— [9]
	CommScope, LLC 6.00% 3/1/2026[5]	53	53
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	212	204
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	65	60
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	65	61
	Connect Finco SARL 9.00% 9/15/2029[5]	200	182
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[4,5,8]	1,337	1,368
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.119% 5/25/2043[4,5,8]	804	860
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[4,5,8]	769	777
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.669% 6/25/2043[4,5,8]	305	322
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[4,5,8]	556	558
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[4,5,8]	206	208
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[4,5,8]	1,148	1,154
	Constellium SE 3.75% 4/15/2029[5]	125	113
	COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,037
	Corebridge Financial, Inc. 3.90% 4/5/2032	748	681
	CoreLogic, Inc. 4.50% 5/1/2028[5]	384	359
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[7,8]	65	64
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[5]	125	127
	Coty, Inc. 5.00% 4/15/2026[5]	36	36
	Coty, Inc. 4.75% 1/15/2029[5]	65	62
	Coty, Inc. 6.625% 7/15/2030[5]	95	97
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[5]	65	68
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[4,5]	33	33
	Crédit Agricole SA 4.375% 3/17/2025[5]	1,100	1,098
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,5]	2,675	2,636
	Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	178	186

197	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	USD165	$164
	Crown Castle, Inc. 2.50% 7/15/2031	767	647
	CSX Corp. 3.80% 4/15/2050	75	56
	CVR Partners, LP 6.125% 6/15/2028[5]	65	63
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	725	705
	Darling Ingredients, Inc. 6.00% 6/15/2030[5]	10	10
	Deluxe Corp. 8.00% 6/1/2029[5]	20	19
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	828
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	1,103
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,154
	Diamond Sports Group, LLC 6.625% 8/15/2027[5,10]	310	2
	Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[7,11]	18	20
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]	125	129
	DIRECTV Financing, LLC 5.875% 8/15/2027[5]	50	49
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[7,8]	41	41
	DISH Network Corp. 11.75% 11/15/2027[5]	325	345
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[5]	23	22
	EchoStar Corp. 10.75% 11/30/2029	105	113
	Ecopetrol SA 8.625% 1/19/2029	2,460	2,611
	Ecopetrol SA 6.875% 4/29/2030	995	972
	Edison International 5.25% 11/15/2028	1,522	1,526
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	98
	Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,475
	Electricité de France SA 5.65% 4/22/2029[5]	800	818
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,5]	300	339
	Element Solutions, Inc. 3.875% 9/1/2028[5]	105	100
	Ellucian Holdings, Inc. 6.50% 12/1/2029[5]	25	25
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[7,8]	25	25
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	30	32
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	190	202
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[7,8]	85	86
	Enel Finance International NV 1.625% 7/12/2026[5]	1,248	1,191
	Enel Finance International NV 2.125% 7/12/2028[5]	1,227	1,111
	Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,842
	Entergy Corp. 0.90% 9/15/2025	750	730
	Enterprise Products Operating, LLC 4.95% 2/15/2035	168	163
	Enviri Corp. 5.75% 7/31/2027[5]	145	139
	EQM Midstream Partners, LP 6.50% 7/1/2027[5]	125	127
	EQM Midstream Partners, LP 6.375% 4/1/2029[5]	20	20
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	45	48
	Equinix, Inc. 1.80% 7/15/2027	1,145	1,065
	Equinix, Inc. 2.15% 7/15/2030	3,216	2,769
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[4,5]	958	960
	EquipmentShare.com, Inc. 9.00% 5/15/2028[5]	90	93
	EquipmentShare.com, Inc. 8.625% 5/15/2032[5]	15	16
	ESAB Corp. 6.25% 4/15/2029[5]	75	76
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	5,330	5,328
	Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[4]	78	79
	Expand Energy Corp. 5.875% 2/1/2029[5]	115	114
	Expand Energy Corp. 6.75% 4/15/2029[5]	30	30
	Expand Energy Corp. 5.375% 3/15/2030	55	54
	Expand Energy Corp. 4.75% 2/1/2032	15	14
	Expand Energy Corp. 4.875% 4/15/2032[10]	915	4
	Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,438
	Fair Isaac Corp. 4.00% 6/15/2028[5]	15	14
	Fannie Mae Pool #BP5576 2.50% 6/1/2050[4]	6	5

American Funds Insurance Series	198

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #FP0015 2.50% 9/1/2050[4]	USD1	$1
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[4]	133	127
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[4]	1,681	1,442
	Fannie Mae Pool #FM9672 2.50% 12/1/2051[4]	254	208
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[4]	1,456	1,136
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[4]	1,427	1,117
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[4]	3,534	2,755
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[4]	4,136	3,900
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]	54	53
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]	99	98
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[4]	215	214
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[4]	951	962
	Fannie Mae Pool #BY0943 4.00% 4/1/2053[4]	22	20
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[4]	10,659	10,296
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[4]	973	891
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[4]	4,562	4,411
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[4]	558	551
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]	17	17
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]	61	60
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[4]	28	26
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[4]	436	422
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]	229	226
	Fannie Mae Pool #BX4568 4.00% 8/1/2053[4]	529	484
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[4]	1,609	1,599
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[4]	940	860
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]	881	871
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[4]	1,983	1,994
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[4]	453	447
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]	2,327	2,341
	Fannie Mae Pool #CB7907 6.50% 11/1/2053[4]	1,499	1,532
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[4]	421	432
	Fannie Mae Pool #MA5270 5.00% 2/1/2054[4]	4,894	4,727
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[4]	664	656
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[4]	230	227
	Fannie Mae Pool #MA5273 6.50% 2/1/2054[4]	6,513	6,652
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[4]	480	474
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[4]	301	302
	Fannie Mae Pool #DB2624 4.50% 4/1/2054[4]	54	50
	Fannie Mae Pool #BU4479 5.50% 4/1/2054[4]	348	343
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[4]	4,748	4,850
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[4]	670	673
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[4]	1,706	1,692
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[4]	1,649	1,672
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[4]	1,007	1,012
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[4]	670	677
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[4]	222	224
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[4]	201	204
	Fannie Mae Pool #DB4399 6.50% 6/1/2054[4]	109	111
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[4]	4,168	4,128
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[4]	3,490	3,447
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[4]	1,069	1,059
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[4]	716	711
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[4]	2,605	2,622
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[4]	1,859	1,868
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[4]	1,436	1,443
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[4]	894	906
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[4]	879	889
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[4]	635	639
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[4]	596	602
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[4]	447	453
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[4]	332	336
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[4]	179	182

199	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[4]	USD1,000	$1,022
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[4]	988	905
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[4]	411	406
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[4]	2,241	2,256
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[4]	948	953
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[4]	511	517
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[4]	351	354
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[4]	265	267
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[4]	205	208
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[4]	196	197
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[4]	193	194
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[4]	176	177
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[4]	100	101
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[4]	75	76
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[4]	67	67
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[4]	494	502
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[4]	20,940	20,223
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[4]	6,472	6,403
	Fannie Mae Pool #MA5602 6.50% 1/1/2055[4]	711	726
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.596% 8/1/2054[4,5,8]	350	307
	Fertitta Entertainment, LLC 6.75% 1/15/2030[5]	25	23
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[5]	150	157
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[5]	30	32
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[7,8]	15	15
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[2,7,8]	96	96
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[2,7,8]	7	7
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	2,535	2,532
	First Quantum Minerals, Ltd. 8.625% 6/1/2031[5]	1,320	1,360
	First Student Bidco, Inc. 4.00% 7/31/2029[5]	45	41
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,718
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[4,5,8]	483	484
	Ford Motor Co. 6.10% 8/19/2032	30	30
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	297
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	192
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	185
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	113
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[5]	255	256
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[4]	1,680	1,561
	Freddie Mac Pool #RB5111 2.00% 5/1/2041[4]	2,180	1,822
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[4]	204	195
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[4]	634	495
	Freddie Mac Pool #QE6084 5.00% 7/1/2052[4]	980	950
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[4]	387	365
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]	3,435	3,327
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]	5,732	5,541
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]	272	269
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]	23	22
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]	726	718
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[4]	185	188
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[4]	61	62
	Freddie Mac Pool #RA9795 4.00% 9/1/2053[4]	35	32
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]	2,773	2,741
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[4]	1,690	1,700
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[4]	30,552	29,530

American Funds Insurance Series	200

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]	USD11,511	$11,378
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[4]	135	138
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[4]	150	156
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[4]	198	205
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[4]	202	199
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[4]	4,644	4,669
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[4]	500	511
	Freddie Mac Pool #QI1357 4.00% 3/1/2054[4]	934	855
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[4]	1,521	1,502
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[4]	106	107
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[4]	137	139
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[4]	721	660
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[4]	279	270
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[4]	15,081	14,937
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[4]	841	834
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[4]	2,290	2,317
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[4]	1,975	2,000
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[4]	1,027	1,039
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[4]	1,334	1,324
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[4]	1,071	1,058
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[4]	527	522
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[4]	1,676	1,686
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[4]	1,310	1,332
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[4]	949	960
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[4]	937	948
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[4]	892	902
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[4]	574	582
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[4]	358	362
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[4]	240	242
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[4]	204	206
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[4]	6,208	6,136
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[4]	4,274	4,244
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[4]	4,253	4,208
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[4]	3,600	3,566
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[4]	641	636
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[4]	4,225	4,247
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[4]	318	323
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[4]	582	602
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[4]	712	704
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[4]	4,273	4,302
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[4]	1,110	1,122
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[4]	626	636
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[4]	580	587
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[4]	527	534
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[4]	345	348
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[4]	4,859	4,572
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[4]	444	418
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[4]	2,770	2,607
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[4]	342	338
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, (30-day Average USD-SOFR + 2.40%) 6.969% 2/25/2042[4,5,8]	1,067	1,093
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.469% 4/25/2042[4,5,8]	441	457
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]	25	24
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	2	2
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	65
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	103	103
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[5]	27	29
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	497	475
	Garda World Security Corp. 8.375% 11/15/2032[5]	65	66
	Gartner, Inc. 3.75% 10/1/2030[5]	70	64

201	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,4,5]	USD1,394	$1,402
	Genesis Energy, LP 8.00% 1/15/2027	44	45
	Genesis Energy, LP 8.25% 1/15/2029	25	25
	Genesis Energy, LP 8.875% 4/15/2030	38	39
	Genesis Energy, LP 7.875% 5/15/2032	60	59
	GeoPark, Ltd. 5.50% 1/17/2027	4,581	4,399
	Georgia (Republic of) 2.75% 4/22/2026[5]	400	377
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,347
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,137
	Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.764% 11/4/2031[7,8]	55	55
	Global Auto Holdings PLC 11.50% 8/15/2029[5]	200	204
	GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[4,5]	1,005	1,007
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	1,022
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[1]	769	755
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[4]	3,800	3,119
	Government National Mortgage Assn. 6.50% 1/1/2055[4,12]	1,708	1,738
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]	762	556
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	671
	Gray Television, Inc. 5.375% 11/15/2031[5]	19	10
	Greenko Dutch BV 3.85% 3/29/2026	2,766	2,690
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	1,645	1,626
	Group 1 Automotive, Inc. 4.00% 8/15/2028[5]	115	108
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[5]	660	630
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[5]	15	15
	HAH Group Holding Co., LLC 9.75% 10/1/2031[5]	115	115
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[7,8]	9	9
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	25	25
	Harvest Midstream I, LP 7.50% 5/15/2032[5]	25	25
	HCA, Inc. 5.625% 9/1/2028	120	122
	HealthEquity, Inc. 4.50% 10/1/2029[5]	80	75
	Helios Software Holdings, Inc. 8.75% 5/1/2029[5]	200	205
	Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[4,5]	249	251
	Hess Midstream Operations, LP 5.50% 10/15/2030[5]	14	14
	Hightower Holding, LLC 6.75% 4/15/2029[5]	235	234
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	105	99
	Hilcorp Energy I, LP 6.00% 2/1/2031[5]	25	23
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	24
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	115	104
	Honduras (Republic of) 6.25% 1/19/2027	653	635
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	275	268
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	195	180
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	120	108
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[5]	200	204
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,155
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,689
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	2,000	2,175
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,268
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,5,8]	396	398
	HUB International, Ltd. 7.375% 1/31/2032[5]	65	66
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[7,8]	4	4
	Hungary (Republic of) 5.50% 3/26/2036[5]	290	272
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[5]	120	125
	Husky Injection Molding Systems, Ltd., Term Loan B, (6-month USD CME Term SOFR + 4.50%) 8.875% 2/15/2029[7,8]	55	55
	Hyundai Capital America 1.50% 6/15/2026[5]	2,375	2,262
	Hyundai Capital America 1.65% 9/17/2026[5]	269	255

American Funds Insurance Series	202

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Hyundai Capital America 2.00% 6/15/2028[5]	USD600	$540
	Hyundai Capital America 6.50% 1/16/2029[5]	132	138
	Icahn Enterprises, LP 9.75% 1/15/2029	65	65
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[5]	500	499
	Ingles Markets, Inc. 4.00% 6/15/2031[5]	130	115
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	63	58
	Intesa Sanpaolo SpA 7.00% 11/21/2025[5]	225	229
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]	55	51
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	235	225
	Israel (State of) 3.375% 1/15/2050	1,470	955
	Israel (State of) 3.875% 7/3/2050	795	563
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[5]	200	204
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,243	1,194
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]	575	588
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[1]	730	713
	Kantar Group, LLC, Term Loan B2, (6-month USD CME Term SOFR + 4.50%) 9.089% 12/4/2026[7,8]	46	46
	KB Home 6.875% 6/15/2027	50	51
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	18
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	217
	Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	10	10
	Korea Electric Power Corp. 5.375% 7/31/2026[5]	1,290	1,301
	Korea Gas Corp. 5.00% 7/8/2029[5]	225	225
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[4,5,8]	1,243	1,243
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,5]	16	16
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[4,5]	651	653
	LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[4,5]	194	198
	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[4,5]	219	218
	Lamar Media Corp. 3.75% 2/15/2028	10	9
	Lamar Media Corp. 3.625% 1/15/2031	120	106
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	30	27
	LATAM Airlines Group SA 7.875% 4/15/2030[5]	25	25
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	110	103
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	40	42
	Levi Strauss & Co. 3.50% 3/1/2031[5]	115	101
	LGI Homes, Inc. 8.75% 12/15/2028[5]	155	163
	Light and Wonder International, Inc. 7.00% 5/15/2028[5]	20	20
	Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	5	5
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[5]	130	126
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,698
	Lockheed Martin Corp. 5.20% 2/15/2064	309	287
	LPL Holdings, Inc. 4.375% 5/15/2031[5]	135	125
	LSB Industries, Inc. 6.25% 10/15/2028[5]	90	87
	Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[4,5,8]	563	563
	Marriott International, Inc. 2.75% 10/15/2033	5	4
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	45	42
	Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	283
	Mastercard, Inc. 2.00% 11/18/2031	600	499
	Matador Resources Co. 6.50% 4/15/2032[5]	50	50
	Matador Resources Co. 6.25% 4/15/2033[5]	45	44
	Medline Borrower, LP 5.25% 10/1/2029[5]	40	39
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 10/23/2028[7,8]	49	50
	MEG Energy Corp. 5.875% 2/1/2029[5]	30	29
	Meituan 2.125% 10/28/2025	1,730	1,689
	Melco Resorts Finance, Ltd. 5.25% 4/26/2026[5]	1,528	1,507
	Melco Resorts Finance, Ltd. 5.625% 7/17/2027[5]	873	846
	Methanex Corp. 5.125% 10/15/2027	55	54
	Methanex Corp. 5.25% 12/15/2029	5	5

203	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,4,5]	USD1,521	$1,535
	MGM Resorts International 5.50% 4/15/2027	90	90
	Microchip Technology, Inc. 5.05% 2/15/2030	709	704
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[5]	37	38
	Mineral Resources, Ltd. 8.00% 11/1/2027[5]	155	159
	Mineral Resources, Ltd. 9.25% 10/1/2028[5]	85	89
	Minerva Luxembourg SA 8.875% 9/13/2033	2,666	2,769
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,5]	761	766
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[4,5]	225	227
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,5]	1,094	1,101
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,5]	539	542
	Molina Healthcare, Inc. 4.375% 6/15/2028[5]	80	76
	Molina Healthcare, Inc. 3.875% 11/15/2030[5]	75	67
	Molina Healthcare, Inc. 6.25% 1/15/2033[5]	75	74
	Moog, Inc. 4.25% 12/9/2027[5]	120	115
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,075
	Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	1,433	1,170
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[1]	3,700	3,622
	MSCI, Inc. 3.625% 11/1/2031[5]	210	189
	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[4,8]	336	354
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[4,5,8]	502	507
	Murphy Oil Corp. 6.00% 10/1/2032	25	24
	Murphy Oil USA, Inc. 4.75% 9/15/2029	48	46
	MV24 Capital BV 6.748% 6/1/2034	1,053	999
	Nabors Industries, Inc. 7.375% 5/15/2027[5]	55	55
	Nabors Industries, Inc. 9.125% 1/31/2030[5]	160	163
	National Australia Bank, Ltd. 5.181% 6/11/2034[5]	1,250	1,254
	Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[5]	135	126
	Navient Corp. 5.00% 3/15/2027	45	44
	Navient Corp. 4.875% 3/15/2028	145	138
	NCR Atleos Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.397% 4/16/2029[7,8]	23	23
	NCR Voyix Corp. 5.125% 4/15/2029[5]	38	36
	New York Life Global Funding 1.20% 8/7/2030[5]	2,725	2,244
	New York Life Global Funding 5.00% 1/9/2034[5]	1,500	1,483
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,8]	575	530
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]	200	199
	Newell Brands, Inc. 5.70% 4/1/2026	50	50
	Nexstar Media, Inc. 4.75% 11/1/2028[5]	165	154
	NFE Financing, LLC 12.00% 11/15/2029[5]	639	672
	NGL Energy Operating, LLC 8.125% 2/15/2029[5]	55	56
	NGL Energy Operating, LLC 8.375% 2/15/2032[5]	70	71
	Norfolk Southern Corp. 5.35% 8/1/2054	496	473
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[5]	150	152
	NOVA Chemicals Corp. 5.25% 6/1/2027[5]	20	19
	NOVA Chemicals Corp. 9.00% 2/15/2030[5]	90	95
	Novelis Corp. 4.75% 1/30/2030[5]	80	74
	Novelis Corp. 3.875% 8/15/2031[5]	20	17
	NuStar Logistics, LP 5.625% 4/28/2027	80	79
	Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
	OCP SA 3.75% 6/23/2031	500	432
	Oleoducto Central SA 4.00% 7/14/2027	879	832
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,5]	269	272
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[4,5]	120	122
	ONEOK, Inc. 5.80% 11/1/2030	69	71
	ONEOK, Inc. 6.05% 9/1/2033	514	529
	ONEOK, Inc. 6.625% 9/1/2053	290	305
	OneSky Flight, LLC 8.875% 12/15/2029[5]	35	35
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,4,5]	915	921

American Funds Insurance Series	204

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,4,5]	USD1,776	$1,791
	Open Text Corp. 3.875% 2/15/2028[5]	25	24
	Option Care Health, Inc. 4.375% 10/31/2029[5]	25	23
	Oracle Corp. 2.65% 7/15/2026	2,327	2,258
	Oracle Corp. 3.25% 11/15/2027	1,880	1,808
	Oracle Corp. 3.95% 3/25/2051	22	16
	Orange 9.00% 3/1/2031[1]	2,434	2,900
	Osaic Holdings, Inc. 10.75% 8/1/2027[5]	256	266
	Owens & Minor, Inc. 6.625% 4/1/2030[5]	40	38
	Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,949
	Pacific Gas and Electric Co. 4.65% 8/1/2028	542	535
	Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,582
	Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,389
	PacifiCorp 5.45% 2/15/2034	350	348
	PacifiCorp 3.30% 3/15/2051	150	98
	PacifiCorp 2.90% 6/15/2052	280	167
	PacifiCorp 5.35% 12/1/2053	525	483
	PacifiCorp 5.50% 5/15/2054	980	917
	PacifiCorp 5.80% 1/15/2055	500	486
	Panama (Republic of) 3.75% 4/17/2026	465	450
	Panama (Republic of) 7.50% 3/1/2031	415	421
	Panama (Republic of) 6.40% 2/14/2035	850	774
	Panama (Republic of) 8.00% 3/1/2038	755	759
	Panama (Republic of) 7.875% 3/1/2057	4,365	4,223
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	65	61
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[5]	55	56
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,6,11]	2	—
	Performance Food Group, Inc. 5.50% 10/15/2027[5]	11	11
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	5	6
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	25	25
	Permian Resources Operating, LLC 6.25% 2/1/2033[5]	106	105
	Petroleos Mexicanos 4.25% 1/15/2025	261	260
	Petroleos Mexicanos 6.875% 10/16/2025	946	944
	Petroleos Mexicanos 6.875% 8/4/2026	638	627
	Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,823
	Petroleos Mexicanos 6.50% 3/13/2027	6,200	5,999
	Petroleos Mexicanos 6.84% 1/23/2030	8,494	7,766
	Petroleos Mexicanos 5.95% 1/28/2031	65	55
	Petroleos Mexicanos 6.70% 2/16/2032	779	678
	Petroleos Mexicanos 6.95% 1/28/2060	55	38
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	907
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,069
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	176
	PG&E Corp. 5.00% 7/1/2028	385	376
	PG&E Corp. 5.25% 7/1/2030	175	171
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[1]	145	149
	Philip Morris International, Inc. 5.125% 11/17/2027	315	319
	Philip Morris International, Inc. 2.10% 5/1/2030	634	548
	Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,599
	Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,385
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	375	380
	POSCO Holdings, Inc. 4.875% 1/23/2027[5]	510	509
	Post Holdings, Inc. 5.50% 12/15/2029[5]	80	78
	Post Holdings, Inc. 4.625% 4/15/2030[5]	444	410
	Post Holdings, Inc. 6.25% 2/15/2032[5]	33	33
	Prestige Brands, Inc. 3.75% 4/1/2031[5]	120	105
	Procter & Gamble Co. 3.00% 3/25/2030	338	312
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	2,755	2,634

205	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	PT Freeport Indonesia 5.315% 4/14/2032	USD449	$438
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,11]	175	173
	Radiology Partners, Inc. 9.898% PIK 2/15/2030[5,11]	269	251
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[7,8,11]	9	9
	Raizen Fuels Finance SA 6.45% 3/5/2034[5]	910	900
	Range Resources Corp. 4.75% 2/15/2030[5]	145	136
	Reworld Holding Corp. 4.875% 12/1/2029[5]	25	23
	RHP Hotel Properties, LP 7.25% 7/15/2028[5]	80	83
	RHP Hotel Properties, LP 4.50% 2/15/2029[5]	90	85
	RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	25	23
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[5]	20	19
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	75	75
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	90	90
	Ryan Specialty Group, LLC 4.375% 2/1/2030[5]	45	42
	Ryan Specialty, LLC 5.875% 8/1/2032[5]	20	20
	SAEL, Ltd. 7.80% 7/31/2031[5]	630	630
	Sally Holdings, LLC 6.75% 3/1/2032	107	107
	San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]	1,870	1,943
	Sands China, Ltd. 5.40% 8/8/2028	2,710	2,681
	Sands China, Ltd. 3.25% 8/8/2031	930	797
	Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,641
	Sasol Financing USA, LLC 8.75% 5/3/2029[2]	1,330	1,351
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	348
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[5]	70	68
	Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	1,040	974
	Scentre Group Trust 1 3.50% 2/12/2025[5]	210	210
	Scentre Group Trust 1 3.75% 3/23/2027[5]	110	107
	Scientific Games Holdings, LP 6.625% 3/1/2030[5]	46	44
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	115	108
	Sealed Air Corp. 6.125% 2/1/2028[5]	180	181
	Sealed Air Corp. 6.50% 7/15/2032[5]	123	123
	Serbia (Republic of) 6.25% 5/26/2028[5]	740	753
	Service Corp. International 5.75% 10/15/2032	35	34
	Service Properties Trust 8.625% 11/15/2031[5]	60	63
	ServiceNow, Inc. 1.40% 9/1/2030	756	629
	Simmons Foods, Inc. 4.625% 3/1/2029[5]	160	148
	Sirius XM Radio, LLC 3.125% 9/1/2026[5]	50	48
	Sirius XM Radio, LLC 4.00% 7/15/2028[5]	195	180
	Sirius XM Radio, LLC 4.125% 7/1/2030[5]	39	34
	Sirius XM Radio, LLC 3.875% 9/1/2031[5]	111	93
	SK hynix, Inc. 1.50% 1/19/2026	563	543
	SM Energy Co. 6.50% 7/15/2028	45	45
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[4,5,8]	615	623
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[5]	595	595
	Sonic Automotive, Inc. 4.625% 11/15/2029[5]	45	42
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	20	18
	Southern California Edison Co. 2.85% 8/1/2029	200	183
	Southern California Edison Co. 3.65% 2/1/2050	1,700	1,216
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	71	79
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[7,8]	5	5
	Sprint, LLC 7.625% 3/1/2026	130	133
	Stagwell Global, LLC 5.625% 8/15/2029[5]	115	110
	Station Casinos, LLC 6.625% 3/15/2032[5]	35	35
	Stillwater Mining Co. 4.00% 11/16/2026[2]	2,090	1,986
	Sunoco, LP 7.00% 5/1/2029[5]	30	31
	Sunoco, LP 4.50% 5/15/2029	290	274
	Sunoco, LP 4.50% 4/30/2030	35	32
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[5]	45	46
	Talen Energy Supply, LLC 8.625% 6/1/2030[5]	69	74

American Funds Insurance Series	206

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[7,8]	USD44	$45
	Talos Production, Inc. 9.00% 2/1/2029[5]	15	15
	Talos Production, Inc. 9.375% 2/1/2031[5]	55	56
	Tencent Holdings, Ltd. 3.24% 6/3/2050[5]	3,450	2,292
	Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	240	235
	TGS ASA 8.50% 1/15/2030[5]	200	205
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	1,414	1,295
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	972
	T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,356
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	418
	TransDigm, Inc. 5.50% 11/15/2027	45	44
	TransDigm, Inc. 4.875% 5/1/2029	80	76
	TransDigm, Inc. 6.875% 12/15/2030[5]	85	86
	TransDigm, Inc. 6.625% 3/1/2032[5]	45	45
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[5]	45	45
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[5]	102	104
	Transocean, Inc. 8.75% 2/15/2030[5]	34	35
	Transocean, Inc. 6.80% 3/15/2038	35	29
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,6]	94	94
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,5]	251	249
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,5]	100	98
	Triumph Group, Inc. 9.00% 3/15/2028[5]	57	59
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[7,8]	124	127
	Turkey (Republic of) 7.125% 7/17/2032	1,360	1,351
	U.S. Treasury 4.25% 1/31/2026	1,202	1,202
	U.S. Treasury 4.50% 4/15/2027	1,630	1,639
	U.S. Treasury 1.125% 8/31/2028	2,155	1,923
	U.S. Treasury 4.25% 2/28/2029	109	109
	U.S. Treasury 4.125% 3/31/2029	24	24
	U.S. Treasury 4.625% 4/30/2029	13	13
	U.S. Treasury 4.00% 7/31/2029	347	342
	U.S. Treasury 3.50% 9/30/2029	399	384
	U.S. Treasury 4.125% 10/31/2029	328	324
	U.S. Treasury 4.125% 11/30/2031	704	689
	U.S. Treasury 3.875% 8/15/2034	540	511
	U.S. Treasury 4.25% 11/15/2034[13]	21,744	21,192
	U.S. Treasury 1.75% 8/15/2041	4,650	3,015
	U.S. Treasury 4.75% 11/15/2043[13]	2,650	2,619
	U.S. Treasury 4.625% 5/15/2044	1,210	1,174
	U.S. Treasury 3.00% 8/15/2048[13]	5,045	3,691
	U.S. Treasury 1.25% 5/15/2050[13]	1,625	772
	U.S. Treasury 4.75% 11/15/2053[13]	5,509	5,459
	U.S. Treasury 4.25% 2/15/2054	681	622
	U.S. Treasury 4.625% 5/15/2054[13]	5,926	5,769
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[3]	824	805
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[3,13]	10,400	10,566
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3]	3,431	1,890
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[3]	180	145
	UKG, Inc. 6.875% 2/1/2031[5]	77	78
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[4,12]	3,098	2,740
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[4,12]	2,424	2,280
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[4,12]	129	130
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[4,12]	2,984	2,806
	United Mexican States 6.00% 5/7/2036	970	915
	United Mexican States 6.338% 5/4/2053	425	380
	United Natural Foods, Inc. 6.75% 10/15/2028[5]	85	84
	United Rentals (North America), Inc. 3.875% 2/15/2031	130	116
	Univision Communications, Inc. 8.00% 8/15/2028[5]	110	112
	Univision Communications, Inc. 4.50% 5/1/2029[5]	250	224

207	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	US Foods, Inc. 4.625% 6/1/2030[5]	USD35	$33
	Vail Resorts, Inc. 6.50% 5/15/2032[5]	20	20
	Valvoline, Inc. 3.625% 6/15/2031[5]	85	73
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[5]	30	31
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[7,8,11]	31	31
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[7,8,11]	52	51
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	35	32
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]	31	31
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	110	99
	Venture Global LNG, Inc. 8.125% 6/1/2028[5]	80	83
	Veralto Corp. 5.35% 9/18/2028	2,900	2,938
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,4,5]	739	745
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[4,5,8]	898	902
	VICI Properties, LP 4.375% 5/15/2025	1,563	1,560
	VZ Secured Financing BV 5.00% 1/15/2032[5]	200	177
	W&T Offshore, Inc. 11.75% 2/1/2026[5]	55	56
	Wand NewCo 3, Inc. 7.625% 1/30/2032[5]	35	36
	Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	71	74
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[5]	200	199
	Waste Management, Inc. 3.875% 1/15/2029[5]	50	48
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	93	96
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	4,698	4,558
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,337
	WESCO Distribution, Inc. 7.25% 6/15/2028[5]	200	204
	WESCO Distribution, Inc. 6.625% 3/15/2032[5]	150	153
	Western Midstream Operating, LP 3.10% 2/1/2025	85	85
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,5]	234	234
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,5]	60	60
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,247
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[4,5]	146	146
	WMG Acquisition Corp. 3.75% 12/1/2029[5]	110	101
	WMG Acquisition Corp. 3.875% 7/15/2030[5]	135	123
	WMG Acquisition Corp. 3.00% 2/15/2031[5]	80	70
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[1,2,6,11]	105	106
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]	43	45
	Ziggo BV 4.875% 1/15/2030[5]	300	276
			702,776
	Total bonds, notes & other debt instruments (cost: $1,497,056,000)		1,389,293
Preferred securities 0.01%		Shares
U.S. dollars 0.01%
	ACR III LSC Holdings, LLC, Series B, preferred shares[5,6,14]	48	84
	Total preferred securities (cost: $50,000)		84
Common stocks 0.13%
U.S. dollars 0.13%
	Constellation Oil Services Holding SA6,14	3,958,477	1,611
	Altera Infrastructure, LP6,14	1,441	116
	Venator Materials PLC[6,14]	232	92
	New Fortress Energy, Inc., Class A15	4,094	62
	WeWork, Inc.[6,14]	968	13
	Bighorn Permian Resources, LLC[6]	531	— [9]
	Party City Holdco, Inc.[6,14]	80	— [9]

American Funds Insurance Series	208

Capital World Bond Fund® (continued)
Common stocks (continued)		Shares	Value (000)
U.S. dollars (continued)
Party City Holdco, Inc.[5,6,14]		1	$— [9]
Endo, Inc., 1L 6.125% Escrow[6,14]		205,000	— [9]
SVB Financial Group, Class C, Trust Units[6,14]		480	— [9]
Total common stocks (cost: $2,075,000)			1,894
Investment funds 1.46%
Capital Group Central Corporate Bond Fund[16]		2,550,913	21,147
Total investment funds (cost: $19,944,000)			21,147
Short-term securities 2.49%
Money market investments 1.60%
Capital Group Central Cash Fund 4.50%[16,17]		232,089	23,214
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.89%
Egypt (Arab Republic of) 3/11/2025	21.301%	EGP94,475	1,771
Egypt (Arab Republic of) 3/18/2025	21.290	407,450	7,597
Nigeria (Republic of) 2/11/2025	18.000	NGN358,095	225
Nigeria (Republic of) 2/20/2025	17.782	477,455	299
Nigeria (Republic of) 2/25/2025	18.045	1,433,311	896
Nigeria (Republic of) 3/6/2025	17.824	1,609,737	1,000
Nigeria (Republic of) 3/13/2025	17.900	636,615	394
Nigeria (Republic of) 3/27/2025	18.586	1,001,782	615
			12,797
Total short-term securities (cost: $36,907,000)			36,011
Options purchased (equity style) 0.00%
Options purchased (equity style)*			1
Total options purchased (equity style) (cost: $19,000)			1
Total investment securities 100.02% (cost: $1,556,051,000)			1,448,430
Total options written† (0.01)% (premium received: $19,000)			(79)
Other assets less liabilities (0.01)%			(114)
Net assets 100.00%			$1,448,237
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	7	6/13/2025	USD97.00	USD1,750	$1

209	American Funds Insurance Series

Capital World Bond Fund® (continued)
*Options purchased (equity style) (continued)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Put
PUT USD/CAD FX Option	Bank of America	1/30/2025	CAD1.36	USD4,385	$— [9]
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
CALL USD/CAD FX Option	Bank of America	1/30/2025	CAD1.42	USD(4,385)	$(79)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SONIA Futures	Long	141	3/17/2026	USD42,327	$(64)
2 Year Italy Government Bond Futures	Short	24	3/10/2025	(2,670)	11
2 Year Euro-Schatz Futures	Short	147	3/10/2025	(16,291)	39
2 Year U.S. Treasury Note Futures	Long	209	4/3/2025	42,972	(18)
3 Year Australian Treasury Bond Futures	Short	1	3/18/2025	(66)	— [9]
5 Year Euro-Bobl Futures	Long	516	3/10/2025	62,996	(791)
5 Year U.S. Treasury Note Futures	Long	886	4/3/2025	94,186	(585)
10 Year Italy Government Bond Futures	Long	174	3/10/2025	21,625	(523)
10 Year French Government Bond Futures	Long	21	3/10/2025	2,684	(54)
10 Year Euro-Bund Futures	Short	380	3/10/2025	(52,525)	1,198
10 Year Australian Treasury Bond Futures	Long	3	3/17/2025	210	(3)
10 Year Japanese Government Bond Futures	Short	30	3/21/2025	(27,055)	126
10 Year UK Gilt Futures	Long	115	3/31/2025	13,304	(342)
10 Year Ultra U.S. Treasury Note Futures	Long	98	3/31/2025	10,909	(70)
10 Year U.S. Treasury Note Futures	Short	208	3/31/2025	(22,620)	382
20 Year U.S. Treasury Note Futures	Long	172	3/31/2025	19,581	(545)
30 Year Euro-Buxl Futures	Long	17	3/10/2025	2,336	(141)
30 Year Ultra U.S. Treasury Bond Futures	Long	91	3/31/2025	10,821	(548)
					$(1,928)

American Funds Insurance Series	210

Capital World Bond Fund® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	2,436	EUR	2,310	UBS AG	1/8/2025	$42
JPY	841,030	USD	5,447	BNP Paribas	1/8/2025	(96)
EUR	40,091	USD	42,262	Morgan Stanley	1/8/2025	(720)
CNH	66,687	USD	9,219	Standard Chartered Bank	1/9/2025	(131)
USD	19,662	BRL	114,927	JPMorgan Chase	1/10/2025	1,096
USD	13,729	KRW	19,528,504	Morgan Stanley	1/10/2025	504
USD	4,164	IDR	66,363,359	Citibank	1/10/2025	61
USD	3,902	INR	331,490	UBS AG	1/10/2025	35
USD	693	CLP	673,750	Morgan Stanley	1/10/2025	16
COP	2,800,000	USD	633	Morgan Stanley	1/10/2025	2
BRL	8,510	USD	1,373	Citibank	1/10/2025	2
BRL	8,780	USD	1,421	Morgan Stanley	1/10/2025	(3)
BRL	5,535	USD	905	Morgan Stanley	1/10/2025	(11)
BRL	9,390	USD	1,532	BNP Paribas	1/10/2025	(15)
BRL	9,540	USD	1,566	BNP Paribas	1/10/2025	(25)
INR	231,720	USD	2,731	Citibank	1/10/2025	(28)
INR	218,996	USD	2,587	HSBC Bank	1/10/2025	(32)
JPY	1,720,965	USD	11,598	UBS AG	1/10/2025	(647)
USD	3,863	EUR	3,660	Citibank	1/14/2025	69
USD	1,038	EUR	980	Barclays Bank PLC	1/14/2025	23
EUR	1,580	USD	1,649	Citibank	1/14/2025	(12)
AUD	4,100	USD	2,629	HSBC Bank	1/14/2025	(91)
CNH	304,407	USD	41,936	UBS AG	1/14/2025	(448)
USD	1,585	HUF	619,035	Citibank	1/15/2025	27
HUF	1,284,310	EUR	3,103	Citibank	1/15/2025	14
EUR	3,240	PLN	13,860	Standard Chartered Bank	1/15/2025	4
USD	245	PLN	1,000	HSBC Bank	1/15/2025	4
CZK	47,290	EUR	1,882	Standard Chartered Bank	1/15/2025	(7)
CZK	18,000	USD	758	Standard Chartered Bank	1/15/2025	(18)
EUR	1,250	USD	1,316	Citibank	1/15/2025	(21)
MXN	32,240	USD	1,594	UBS AG	1/15/2025	(52)
THB	190,470	USD	5,612	Citibank	1/15/2025	(67)
MXN	85,310	USD	4,201	Bank of New York Mellon	1/15/2025	(121)
USD	14,562	GBP	11,420	HSBC Bank	1/16/2025	267
JPY	308,183	USD	2,067	Morgan Stanley	1/16/2025	(104)
GBP	8,290	USD	10,575	Barclays Bank PLC	1/16/2025	(198)
USD	14,088	JPY	2,159,605	UBS AG	1/17/2025	335
USD	10,372	DKK	73,090	Standard Chartered Bank	1/17/2025	211
USD	4,978	NZD	8,532	Standard Chartered Bank	1/17/2025	204
USD	5,205	CHF	4,550	UBS AG	1/17/2025	182
USD	10,656	EUR	10,150	Citibank	1/17/2025	134
USD	4,114	NOK	45,865	BNP Paribas	1/17/2025	85
PLN	20,540	EUR	4,794	HSBC Bank	1/17/2025	1
TRY	7,670	USD	212	Standard Chartered Bank	1/17/2025	1
DKK	46,980	EUR	6,301	Standard Chartered Bank	1/17/2025	— [9]
NZD	730	USD	411	UBS AG	1/17/2025	(2)
MYR	10,480	USD	2,353	Standard Chartered Bank	1/17/2025	(13)
EUR	1,217	USD	1,281	Morgan Stanley	1/17/2025	(20)
CHF	2,790	USD	3,195	Standard Chartered Bank	1/17/2025	(115)
ZAR	60,730	USD	3,359	Standard Chartered Bank	1/17/2025	(146)
CAD	14,583	USD	10,300	Morgan Stanley	1/17/2025	(148)
JPY	4,049,184	USD	26,775	Morgan Stanley	1/17/2025	(988)
CHF	4,645	USD	5,178	Morgan Stanley	1/22/2025	(46)
USD	8,223	GBP	6,475	Morgan Stanley	1/23/2025	119
EUR	5,100	CAD	7,600	UBS AG	1/23/2025	(4)
SGD	1,400	USD	1,043	Standard Chartered Bank	1/23/2025	(17)

211	American Funds Insurance Series

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
EUR	34,205	USD	35,984	Morgan Stanley	1/23/2025	$(519)
USD	9,213	NZD	15,964	HSBC Bank	1/24/2025	280
USD	5,055	AUD	7,936	HSBC Bank	1/24/2025	143
USD	3,361	GBP	2,650	Goldman Sachs	1/24/2025	44
USD	3,402	EUR	3,240	HSBC Bank	1/24/2025	43
NZD	666	USD	375	UBS AG	1/24/2025	(2)
NZD	929	USD	526	UBS AG	1/24/2025	(6)
CHF	612	USD	688	Citibank	1/24/2025	(12)
NOK	5,785	USD	521	UBS AG	1/24/2025	(13)
CAD	3,020	USD	2,125	Goldman Sachs	1/24/2025	(23)
SEK	32,900	USD	3,008	Standard Chartered Bank	1/24/2025	(31)
CNH	37,010	USD	5,081	Bank of America	1/24/2025	(36)
CNH	68,268	USD	9,382	Citibank	1/24/2025	(76)
USD	5,243	MXN	106,691	Morgan Stanley	1/27/2025	152
CAD	3,225	USD	2,329	HSBC Bank	2/10/2025	(82)
USD	4,013	JPY	594,510	HSBC Bank	3/6/2025	206
USD	3,954	JPY	588,629	UBS AG	3/10/2025	182
USD	1,057	JPY	159,761	Bank of America	3/10/2025	33
USD	4,405	CAD	6,285	Citibank	3/19/2025	20
NZD	855	USD	482	UBS AG	3/19/2025	(3)
NZD	5,405	USD	3,062	UBS AG	3/19/2025	(35)
USD	3,362	BRL	17,410	Citibank	4/1/2025	586
						$(57)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	$(3)	$—	$(3)
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	(12)	—	(12)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	3	—	3
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	(332)	—	(332)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	(78)	—	(78)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(152)	—	(152)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(156)	—	(156)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	445	—	445
2.4475%	Annual	6-month EURIBOR	Semi-annual	11/11/2034	EUR5,770	41	—	41
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	222	—	222
6-month EURIBOR	Semi-annual	2.2377%	Annual	11/11/2054	EUR2,310	(38)	—	(38)
						$(60)	$—	$(60)

American Funds Insurance Series	212

Capital World Bond Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(456)	$—	$(456)
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	(462)	—	(462)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	(903)	—	(903)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(1,299)	—	(1,299)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	(875)	—	(875)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(1,942)	—	(1,942)
							$(5,937)	$—	$(5,937)
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD26,605	$(2,053)	$(1,971)	$(82)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[18] (000)	Value at 12/31/2024[19] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD84,212	$1,881	$1,912	$(31)
Investments in affiliates16

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 1.46%
Capital Group Central Corporate Bond Fund	$52,692	$1,410	$31,216	$689	$(2,428)	$21,147	$1,410
Short-term securities 1.60%
Money market investments 1.60%
Capital Group Central Cash Fund 4.50%[17]	177,300	535,010	689,124	11	17	23,214	8,081
Total 3.06%				$700	$(2,411)	$44,361	$9,491

213	American Funds Insurance Series

Capital World Bond Fund® (continued)
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,826	$5,298	.36%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,478	5,182.36
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,931	1,986.14
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,012	1,975.13
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,339	1,351.09
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[1,6,11]	6/23/2023	103	106.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[7,8]	9/13/2023	94	96.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[7,8]	9/13/2023-12/13/2024	7	7	.00 [20]
Total		$16,790	$16,001	1.10%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $16,001,000, which represented 1.10% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $119,008,000, which represented 8.22% of the net assets of the fund.

[6]	Value determined using significant unobservable inputs.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,138,000, which represented .15% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Amount less than one thousand.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[12]	Purchased on a TBA basis.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,253,000, which represented .92% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $62,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Rate represents the seven-day yield at 12/31/2024.
[18]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[19]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[20]	Amount less than .01%.

American Funds Insurance Series	214

Capital World Bond Fund® (continued)

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate

Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

215	American Funds Insurance Series

American High-Income Trust®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 86.98%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 86.47%
Energy 13.70%
	3R Lux SARL 9.75% 2/5/2031[1]	USD875	$905
	Antero Midstream Partners, LP 5.375% 6/15/2029[1]	620	604
	Antero Midstream Partners, LP 6.625% 2/1/2032[1]	40	40
	Antero Resources Corp. 5.375% 3/1/2030[1]	130	126
	Archrock Partners, LP 6.25% 4/1/2028[1]	255	254
	Archrock Partners, LP 6.625% 9/1/2032[1]	420	420
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	277
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	650	634
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	500	497
	Baytex Energy Corp. 8.50% 4/30/2030[1]	520	532
	Baytex Energy Corp. 7.375% 3/15/2032[1]	1,470	1,434
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,210	1,157
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	125	128
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,572	2,569
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	1,061	1,059
	California Resources Corp. 7.125% 2/1/2026[1]	390	390
	California Resources Corp. 8.25% 6/15/2029[1]	520	528
	Chord Energy Corp. 6.375% 6/1/2026[1]	190	190
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	1,220	1,258
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	894
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	740	769
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	730	765
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,987	3,118
	CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	256
	CNX Resources Corp. 6.00% 1/15/2029[1]	1,504	1,476
	CNX Resources Corp. 7.375% 1/15/2031[1]	861	885
	CNX Resources Corp. 7.25% 3/1/2032[1]	1,160	1,185
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	405	395
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,110	1,036
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,258	1,316
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	2,170	2,161
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	1,415	1,376
	DT Midstream, Inc. 4.125% 6/15/2029[1]	1,408	1,316
	DT Midstream, Inc. 4.375% 6/15/2031[1]	307	280
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	725	741
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	1,485	1,568
	Energean Israel Finance, Ltd. 5.375% 3/30/2028[1]	615	571
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,085	956
	Energy Transfer, LP 6.00% 2/1/2029[1]	55	56
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,120	1,135
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	185	186
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,690	1,591
	EQT Corp. 5.00% 1/15/2029	170	168
	EQT Corp. 3.625% 5/15/2031[1]	290	259
	Expand Energy Corp. 6.75% 4/15/2029[1]	755	764
	Expand Energy Corp. 5.375% 3/15/2030	1,290	1,262
	Expand Energy Corp. 4.75% 2/1/2032	370	345
	Expand Energy Corp. 4.875% 4/15/2032[2]	4,300	18
	Genesis Energy, LP 8.00% 1/15/2027	859	875
	Genesis Energy, LP 7.75% 2/1/2028	72	72
	Genesis Energy, LP 8.25% 1/15/2029	1,480	1,496
	Genesis Energy, LP 8.875% 4/15/2030	1,110	1,131
	Genesis Energy, LP 7.875% 5/15/2032	2,485	2,436
	Global Partners, LP 6.875% 1/15/2029	135	134
	Global Partners, LP 8.25% 1/15/2032[1]	575	592
	Gran Tierra Energy, Inc. 9.50% 10/15/2029[1]	240	224
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	175	176
	Harbour Energy PLC 5.50% 10/15/2026[1]	1,065	1,065
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,717	1,734
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	900	917
	Hess Midstream Operations, LP 5.125% 6/15/2028[1]	156	152

American Funds Insurance Series	216

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Hess Midstream Operations, LP 6.50% 6/1/2029[1]	USD405	$409
	Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,324
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	400	389
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	941
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	871
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	938	871
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	970	897
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	1,783	1,822
	Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	265	271
	Matador Resources Co. 6.875% 4/15/2028[1]	425	431
	Matador Resources Co. 6.50% 4/15/2032[1]	820	812
	Matador Resources Co. 6.25% 4/15/2033[1]	595	578
	MEG Energy Corp. 5.875% 2/1/2029[1]	740	723
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	739	15
	Murphy Oil Corp. 6.375% 7/15/2028	243	244
	Murphy Oil Corp. 6.00% 10/1/2032	330	317
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	820	724
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	745	745
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,450	1,476
	Nabors Industries, Inc. 8.875% 8/15/2031[1]	710	660
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.585% 10/30/2028[3,4]	267	257
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	1,950	1,944
	NFE Financing, LLC 12.00% 11/15/2029[1]	16,173	17,006
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	785	796
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	1,500	1,513
	Noble Finance II, LLC 8.00% 4/15/2030[1]	1,395	1,410
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,880	1,911
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	310	320
	NuStar Logistics, LP 6.00% 6/1/2026	286	287
	Parkland Corp. 4.625% 5/1/2030[1]	440	404
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	58	59
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,840	2,025
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	1,165	1,184
	Permian Resources Operating, LLC 6.25% 2/1/2033[1]	1,625	1,605
	Petroleos Mexicanos 6.875% 10/16/2025	350	349
	Petroleos Mexicanos 4.50% 1/23/2026	440	425
	Petroleos Mexicanos 8.75% 6/2/2029	732	734
	Petroleos Mexicanos 6.84% 1/23/2030	155	142
	Petroleos Mexicanos 5.95% 1/28/2031	485	410
	Petroleos Mexicanos 7.69% 1/23/2050	155	117
	Petroleos Mexicanos 6.95% 1/28/2060	425	292
	Range Resources Corp. 4.875% 5/15/2025	362	361
	Range Resources Corp. 8.25% 1/15/2029	500	515
	Range Resources Corp. 4.75% 2/15/2030[1]	285	268
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	833	811
	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	335	300
	Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	755	784
	Sunoco, LP 6.00% 4/15/2027	547	546
	Sunoco, LP 5.875% 3/15/2028	290	289
	Sunoco, LP 7.00% 5/1/2029[1]	300	308
	Sunoco, LP 4.50% 5/15/2029	1,970	1,859
	Sunoco, LP 4.50% 4/30/2030	1,880	1,745
	Sunoco, LP 7.25% 5/1/2032[1]	785	812
	Talos Production, Inc. 9.00% 2/1/2029[1]	1,310	1,345
	Talos Production, Inc. 9.375% 2/1/2031[1]	1,145	1,168
	Targa Resources Partners, LP 6.50% 7/15/2027	133	134
	Targa Resources Partners, LP 6.875% 1/15/2029	915	938
	Targa Resources Partners, LP 5.50% 3/1/2030	327	328
	Targa Resources Partners, LP 4.875% 2/1/2031	695	672
	TGS ASA 8.50% 1/15/2030[1]	710	729

217	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	USD486	$499
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	421	423
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	952	972
	Transocean, Inc. 8.75% 2/15/2030[1]	424	439
	Transocean, Inc. 8.50% 5/15/2031[1]	460	451
	Transocean, Inc. 6.80% 3/15/2038	425	349
	USA Compression Partners, LP 6.875% 9/1/2027	247	248
	USA Compression Partners, LP 7.125% 3/15/2029[1]	565	576
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,094
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	195	197
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	1,705	1,528
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,260	1,083
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	710	739
	Venture Global LNG, Inc. 9.50% 2/1/2029[1]	405	448
	Venture Global LNG, Inc. 7.00% 1/15/2030[1]	425	432
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	565	590
	Venture Global LNG, Inc., 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029)[1,5]	413	432
	Vital Energy, Inc. 7.875% 4/15/2032[1]	775	746
	W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	360
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	2,636	2,724
	Western Midstream Operating, LP 3.10% 2/1/2025	35	35
	Western Midstream Operating, LP 4.50% 3/1/2028	239	235
	Western Midstream Operating, LP 5.25% 2/1/2050	300	256
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	395	381
			127,713

Communication services 12.42%
	CCO Holdings, LLC 5.50% 5/1/2026[1]	102	102
	CCO Holdings, LLC 5.00% 2/1/2028[1]	901	869
	CCO Holdings, LLC 5.375% 6/1/2029[1]	360	345
	CCO Holdings, LLC 6.375% 9/1/2029[1]	300	298
	CCO Holdings, LLC 4.75% 3/1/2030[1]	3,211	2,936
	CCO Holdings, LLC 4.50% 8/15/2030[1]	2,634	2,367
	CCO Holdings, LLC 4.25% 2/1/2031[1]	3,954	3,451
	CCO Holdings, LLC 4.75% 2/1/2032[1]	2,653	2,331
	CCO Holdings, LLC 4.50% 5/1/2032	2,152	1,854
	CCO Holdings, LLC 4.50% 6/1/2033[1]	2,190	1,845
	CCO Holdings, LLC 4.25% 1/15/2034[1]	4,186	3,401
	Charter Communications Operating, LLC 5.25% 4/1/2053	400	324
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	515
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	276
	Cogent Communications Group, LLC 3.50% 5/1/2026[1]	690	669
	Connect Finco SARL 9.00% 9/15/2029[1]	4,715	4,300
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	210
	CSC Holdings, LLC 5.50% 4/15/2027[1]	300	269
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.897% 1/18/2028[3,4]	1,706	1,674
	Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	503	2
	Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	1,056	5
	Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[3,6]	90	99
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	1,606	1,566
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[3,4]	669	672
	DISH Network Corp. 11.75% 11/15/2027[1]	10,115	10,726
	EchoStar Corp. 10.75% 11/30/2029	3,652	3,930
	EchoStar Corp. 6.75% 11/30/2030[6]	3,366	3,058
	Embarq, LLC 7.995% 6/1/2036	4,224	2,316
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	445	444
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	35	34

American Funds Insurance Series	218

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	USD3,755	$3,777
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,600	2,588
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	3,161	3,157
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	50	53
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	225	239
	Gray Television, Inc. 10.50% 7/15/2029[1]	4,155	4,159
	Gray Television, Inc. 4.75% 10/15/2030[1]	791	432
	Gray Television, Inc. 5.375% 11/15/2031[1]	2,538	1,356
	Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.667% 12/1/2028[3,4]	2	2
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[3,4]	1,088	1,033
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	4,616	4,269
	Lamar Media Corp. 4.00% 2/15/2030	260	237
	Lamar Media Corp. 3.625% 1/15/2031	160	141
	Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	428
	Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2,6]	2,558	921
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,3,6,7]	424	403
	News Corp. 3.875% 5/15/2029[1]	1,240	1,151
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	1,254	1,224
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,405	3,179
	Sirius XM Radio, LLC 3.125% 9/1/2026[1]	1,965	1,889
	Sirius XM Radio, LLC 5.00% 8/1/2027[1]	700	681
	Sirius XM Radio, LLC 4.00% 7/15/2028[1]	3,104	2,863
	Sirius XM Radio, LLC 5.50% 7/1/2029[1]	70	67
	Sirius XM Radio, LLC 4.125% 7/1/2030[1]	2,545	2,224
	Sirius XM Radio, LLC 3.875% 9/1/2031[1]	5,496	4,606
	Sprint Capital Corp. 6.875% 11/15/2028	316	336
	Sprint Capital Corp. 8.75% 3/15/2032	716	856
	Sprint, LLC 7.625% 3/1/2026	480	491
	Stagwell Global, LLC 5.625% 8/15/2029[1]	1,375	1,311
	TEGNA, Inc. 5.00% 9/15/2029	366	343
	T-Mobile USA, Inc. 3.375% 4/15/2029	860	803
	Univision Communications, Inc. 6.625% 6/1/2027[1]	3,170	3,161
	Univision Communications, Inc. 8.00% 8/15/2028[1]	2,455	2,502
	Univision Communications, Inc. 4.50% 5/1/2029[1]	5,045	4,522
	Univision Communications, Inc. 7.375% 6/30/2030[1]	2,397	2,296
	Univision Communications, Inc. 8.50% 7/31/2031[1]	1,165	1,144
	Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.579% 6/24/2029[3,4]	68	69
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	2,030
	VZ Secured Financing BV 5.00% 1/15/2032[1]	600	532
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,623	1,497
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	957	873
	WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	197
	Ziggo BV 4.875% 1/15/2030[1]	865	796
			115,726

Consumer discretionary 9.22%
	Advance Auto Parts, Inc. 1.75% 10/1/2027	24	21
	Advance Auto Parts, Inc. 5.95% 3/9/2028	723	730
	Advance Auto Parts, Inc. 3.90% 4/15/2030	1,206	1,076
	Advance Auto Parts, Inc. 3.50% 3/15/2032	1,539	1,276
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.597% 2/2/2026[3,4]	3,463	2,262
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.597% 2/2/2026[3,4]	1,202	787
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	661	666
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	265	251
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	1,405	1,282

219	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Allied Universal Holdco, LLC 7.875% 2/15/2031[1]	USD185	$189
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	1,849	1,907
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,275	1,188
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	600	548
	Bath & Body Works, Inc. 6.875% 11/1/2035	1,886	1,932
	Bath & Body Works, Inc. 6.75% 7/1/2036	1,000	1,018
	Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.273% 10/16/2031[3,4]	594	600
	Boyd Gaming Corp. 4.75% 12/1/2027	441	427
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	575	532
	Boyne USA, Inc. 4.75% 5/15/2029[1]	650	617
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	4,154	3,893
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	1,345	1,371
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	880	885
	Carnival Corp. 5.75% 3/1/2027[1]	505	504
	Carnival Corp. 4.00% 8/1/2028[1]	2,155	2,044
	Carnival Corp. 10.50% 6/1/2030[1]	1,564	1,672
	Champion Financing, LLC 8.75% 2/15/2029[1]	445	434
	Clarios Global, LP 6.25% 5/15/2026[1]	140	140
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	150	156
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,100	1,025
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	2,325	2,147
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,365	1,254
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,4]	334	335
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,4]	102	103
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	485
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	110
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	390
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	295	266
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	280	281
	Gap, Inc. 3.625% 10/1/2029[1]	170	153
	Gap, Inc. 3.875% 10/1/2031[1]	108	93
	Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]	225	229
	Genting New York, LLC 7.25% 10/1/2029[1]	1,470	1,516
	Global Auto Holdings PLC 11.50% 8/15/2029[1]	785	800
	Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	605	620
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	714	704
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,956	2,088
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[3,4]	282	285
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	392
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	940
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	591	557
	Hyundai Capital America 1.65% 9/17/2026[1]	70	66
	International Game Technology PLC 4.125% 4/15/2026[1]	465	459
	International Game Technology PLC 5.25% 1/15/2029[1]	1,065	1,040
	KB Home 6.875% 6/15/2027	330	337
	KB Home 7.25% 7/15/2030	330	339
	Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	341
	Las Vegas Sands Corp. 6.20% 8/15/2034	725	729
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	3,610	3,376
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	1,450	1,506
	Levi Strauss & Co. 3.50% 3/1/2031[1]	1,175	1,030
	LGI Homes, Inc. 8.75% 12/15/2028[1]	445	467
	Light and Wonder International, Inc. 7.25% 11/15/2029[1]	470	480
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	305	314
	Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	206
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,090	997
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	700	637

American Funds Insurance Series	220

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	USD803	$801
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	690	645
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	590	564
	Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	488
	MGM Resorts International 5.50% 4/15/2027	200	199
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	375	374
	Newell Brands Inc. 6.625% 9/15/2029	435	443
	Newell Brands, Inc. 6.375% 5/15/2030	695	698
	Newell Brands, Inc. 6.625% 5/15/2032	435	439
	Party City Holdings, Inc. 0% 10/12/2028[7]	500	— [8]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,6,7]	2,510	251
	PENN Entertainment, Inc. 4.125% 7/1/2029[1]	15	13
	Petco Health and Wellness Co., Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 7.84% 3/3/2028[3,4]	525	511
	QVC, Inc. 4.45% 2/15/2025	580	577
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	492	508
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	660	624
	Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	70	70
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	1,310	1,301
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	1,725	1,747
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]	1,790	1,787
	Saks Global Enterprises, LLC 11.00% 12/15/2029[1]	475	458
	Sally Holdings, LLC 6.75% 3/1/2032	2,422	2,429
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.59% 4/4/2029[3,4]	1,017	1,021
	Service Corp. International 3.375% 8/15/2030	190	166
	Service Corp. International 4.00% 5/15/2031	180	161
	Service Corp. International 5.75% 10/15/2032	350	340
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,836	1,697
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,669	2,397
	Station Casinos, LLC 6.625% 3/15/2032[1]	320	318
	STL Holding Co., LLC 8.75% 2/15/2029[1]	295	314
	Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	88
	Travel + Leisure Co. 4.50% 12/1/2029[1]	995	930
	Travel + Leisure Co. 4.625% 3/1/2030[1]	200	187
	Universal Entertainment Corp. 9.875% 8/1/2029[1]	2,095	2,091
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	550	557
	Valvoline, Inc. 3.625% 6/15/2031[1]	630	540
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[1]	75	78
	Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	695	715
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	850	847
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	555	530
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	462
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	257
	Wynn Resorts Finance, LLC 6.25% 3/15/2033[1]	1,300	1,281
	ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	299
	ZF North America Capital, Inc. 7.125% 4/14/2030[1]	250	246
			85,954

Materials 8.93%
	Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	512
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	1,495	1,572
	ArcelorMittal SA 7.00% 10/15/2039	488	521
	ArcelorMittal SA 6.75% 3/1/2041	755	778
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	690	593
	ATI, Inc. 4.875% 10/1/2029	690	658
	ATI, Inc. 7.25% 8/15/2030	375	386
	ATI, Inc. 5.125% 10/1/2031	775	733
	Avient Corp. 6.25% 11/1/2031[1]	225	222
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	240	249

221	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	USD460	$451
	Ball Corp. 6.875% 3/15/2028	465	476
	Ball Corp. 6.00% 6/15/2029	350	353
	Ball Corp. 2.875% 8/15/2030	160	137
	Ball Corp. 3.125% 9/15/2031	1,530	1,300
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,675	1,510
	Celanese US Holdings, LLC 6.80% 11/15/2030	265	274
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,158	1,152
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	2,346	2,190
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[1]	2,030	2,011
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	795	778
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,025	1,819
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	2,035	2,001
	Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]	140	138
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	655	535
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,615	3,475
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[1]	650	660
	CVR Partners, LP 6.125% 6/15/2028[1]	685	667
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,685	7,677
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	5,620	5,984
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	416
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	384
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	8,675
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,652
	Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.764% 11/4/2031[3,4]	615	617
	INEOS Finance PLC 6.75% 5/15/2028[1]	500	505
	INEOS Finance PLC 7.50% 4/15/2029[1]	285	292
	Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	601
	LABL, Inc. 10.50% 7/15/2027[1]	160	155
	LSB Industries, Inc. 6.25% 10/15/2028[1]	625	607
	Magnera Corp. 4.75% 11/15/2029[1]	410	365
	Magnera Corp. 7.25% 11/15/2031[1]	410	401
	Mativ Holdings, Inc. 8.00% 10/1/2029[1]	200	193
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	387
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	900	915
	Methanex Corp. 5.125% 10/15/2027	2,415	2,365
	Methanex Corp. 5.25% 12/15/2029	462	445
	Methanex Corp. 5.65% 12/1/2044	465	400
	Methanex US Operations Inc. 6.25% 3/15/2032[1]	665	658
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	393	395
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,919	1,964
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,820	1,912
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	750	766
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	1,226	1,193
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	245	260
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,408
	NOVA Chemicals Corp. 9.00% 2/15/2030[1]	2,125	2,244
	NOVA Chemicals Corp. 7.00% 12/1/2031[1]	665	663
	Novelis Corp. 3.25% 11/15/2026[1]	690	658
	Novelis Corp. 4.75% 1/30/2030[1]	478	442
	Novelis Corp. 3.875% 8/15/2031[1]	987	851
	Olin Corp. 5.625% 8/1/2029	200	195
	Olin Corp. 5.00% 2/1/2030	180	169
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	185	177
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	622
	Summit Materials, LLC 5.25% 1/15/2029[1]	755	761
	Summit Materials, LLC 7.25% 1/15/2031[1]	385	409
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	519
	Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	326
	Tronox, Inc. 4.625% 3/15/2029[1]	740	665

American Funds Insurance Series	222

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[3,4,6]	USD519	$524
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[3,4,6]	859	857
	Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.104% 11/30/2030[3,4]	195	196
	Veritiv Operating Co. 10.50% 11/30/2030[1]	495	534
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	598	620
			83,175

Health care 8.58%
	AdaptHealth, LLC 6.125% 8/1/2028[1]	535	524
	AdaptHealth, LLC 4.625% 8/1/2029[1]	1,015	914
	AdaptHealth, LLC 5.125% 3/1/2030[1]	1,755	1,600
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	795	756
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,040	1,949
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	905	828
	Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.689% 5/10/2027[3,4]	449	452
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	619	594
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	616	509
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,389	4,285
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,596	1,552
	Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	647	442
	Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	980	785
	Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	216
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,547	844
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	1,557	834
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.707% 2/1/2027[3,4]	1,332	1,302
	Biocon Biologics Global PLC 6.67% 10/9/2029[1]	250	240
	Centene Corp. 4.25% 12/15/2027	337	327
	Centene Corp. 4.625% 12/15/2029	1,495	1,415
	Centene Corp. 3.375% 2/15/2030	217	193
	Centene Corp. 3.00% 10/15/2030	295	255
	Centene Corp. 2.50% 3/1/2031	1,125	931
	Centene Corp. 2.625% 8/1/2031	615	507
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	186	177
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	550	505
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,510	1,451
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,845	1,517
	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,020	792
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	600	613
	DaVita, Inc. 4.625% 6/1/2030[1]	945	870
	DaVita, Inc. 3.75% 2/15/2031[1]	225	195
	DaVita, Inc. 6.875% 9/1/2032[1]	2,300	2,320
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	2,855	3,029
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[3,4]	1,770	1,784
	Grifols SA 4.75% 10/15/2028[1]	1,755	1,615
	Grifols, SA 3.875% 10/15/2028	EUR340	319
	Grifols, SA 7.50% 5/1/2030	1,690	1,837
	HAH Group Holding Co., LLC 9.75% 10/1/2031[1]	USD550	551
	HCA, Inc. 3.50% 9/1/2030	180	164
	HCA, Inc. 4.625% 3/15/2052	233	182
	HCA, Inc. 7.50% 11/15/2095	250	264
	IQVIA, Inc. 5.00% 10/15/2026[1]	603	595
	IQVIA, Inc. 6.50% 5/15/2030[1]	660	672
	Jazz Securities DAC 4.375% 1/15/2029[1]	261	247
	Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	174	186

223	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Medline Borrower, LP 3.875% 4/1/2029[1]	USD580	$538
	Medline Borrower, LP 6.25% 4/1/2029[1]	2,179	2,205
	Medline Borrower, LP 5.25% 10/1/2029[1]	1,760	1,700
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 10/23/2028[3,4]	554	558
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	995	944
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	1,514	1,349
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,995	2,601
	Molina Healthcare, Inc. 6.25% 1/15/2033[1]	1,180	1,167
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	703	628
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	3,740	3,510
	Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	392
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,6]	2,512	2,483
	Radiology Partners, Inc. 9.898% PIK 2/15/2030[1,6]	2,533	2,367
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[3,4,6]	1,761	1,745
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	630	639
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	390	398
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.835% 3/2/2027[3,4]	36	35
	Tenet Healthcare Corp. 6.25% 2/1/2027	500	500
	Tenet Healthcare Corp. 5.125% 11/1/2027	265	260
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,620	1,522
	Tenet Healthcare Corp. 4.375% 1/15/2030	895	832
	Tenet Healthcare Corp. 6.125% 6/15/2030	25	25
	Tenet Healthcare Corp. 6.75% 5/15/2031	1,275	1,289
	Tenet Healthcare Corp. 6.875% 11/15/2031	100	104
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	509	490
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	745	728
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	813	831
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,040	5,904
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	432
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	959	1,073
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	822	592
			79,980

Financials 7.71%
	AG Issuer, LLC 6.25% 3/1/2028[1]	1,211	1,206
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	392	407
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	660	631
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,460	1,410
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	660	663
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	800	793
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	2,505	2,531
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,220	1,151
	Aretec Group, Inc. 7.50% 4/1/2029[1]	2,943	2,933
	Aretec Group, Inc. 10.00% 8/15/2030[1]	720	787
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	369
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[3,4]	499	500
	Azorra Finance, Ltd. 7.75% 4/15/2030[1]	385	383
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	180	184
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[1]	268	276
	Blackstone Private Credit Fund 6.00% 11/22/2034[1]	660	644
	Block, Inc. 2.75% 6/1/2026	1,640	1,582
	Block, Inc. 3.50% 6/1/2031	1,605	1,415
	Block, Inc. 6.50% 5/15/2032[1]	2,470	2,497
	Blue Owl Capital Corp. 3.40% 7/15/2026	290	281
	Blue Owl Capital Corp. III 3.125% 4/13/2027	600	566
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	952
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	387

American Funds Insurance Series	224

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	USD1,660	$1,742
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	450	454
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	3,746	3,375
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	2,799	2,368
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	3,375	3,242
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	775	713
	Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,276
	Hightower Holding, LLC 9.125% 1/31/2030[1]	195	206
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	1,100	1,119
	HUB International, Ltd. 7.25% 6/15/2030[1]	767	787
	HUB International, Ltd. 7.375% 1/31/2032[1]	630	640
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[3,4]	171	172
	Intercontinental Exchange, Inc. 3.625% 9/1/2028	410	393
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,335	1,230
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[5]	160	143
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	715	661
	MSCI, Inc. 3.875% 2/15/2031[1]	630	577
	MSCI, Inc. 3.625% 11/1/2031[1]	341	307
	MSCI, Inc. 3.25% 8/15/2033[1]	584	494
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	380	385
	Navient Corp. 6.75% 6/25/2025	550	551
	Navient Corp. 6.75% 6/15/2026	640	649
	Navient Corp. 5.00% 3/15/2027	2,723	2,671
	Navient Corp. 4.875% 3/15/2028	550	525
	Navient Corp. 5.50% 3/15/2029	2,415	2,282
	Navient Corp. 9.375% 7/25/2030	300	321
	Navient Corp. 11.50% 3/15/2031	880	985
	Navient Corp. 5.625% 8/1/2033	1,753	1,519
	OneMain Finance Corp. 7.125% 3/15/2026	1,335	1,360
	OneMain Finance Corp. 3.875% 9/15/2028	340	314
	OneMain Finance Corp. 6.625% 5/15/2029	610	618
	OneMain Finance Corp. 5.375% 11/15/2029	950	914
	OneMain Finance Corp. 7.875% 3/15/2030	915	955
	OneMain Finance Corp. 7.50% 5/15/2031	35	36
	OneMain Finance Corp. 7.125% 11/15/2031	1,165	1,188
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	4,111	4,266
	Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.021% 8/17/2028[3,4]	478	481
	Owl Rock Capital Corp. 3.75% 7/22/2025	600	595
	Oxford Finance, LLC 6.375% 2/1/2027[1]	1,293	1,282
	Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	675	683
	Planet Financial Group, LLC 10.50% 12/15/2029[1]	230	234
	Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	494
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	720	677
	Ryan Specialty, LLC 5.875% 8/1/2032[1]	805	797
	Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	655	634
	Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	495	508
	Starwood Property Trust, Inc. 6.50% 7/1/2030[1]	375	376
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[3,4]	2,611	2,683
	Viking Baked Goods Acquisition Corp. 8.625% 11/1/2031[1]	465	458
			71,888

Industrials 6.86%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	163	162
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	261	265
	ADT Security Corp. 4.125% 8/1/2029[1]	200	184
	Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,045	925
	Ambipar Lux SARL 9.875% 2/6/2031[1]	380	380

225	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[3,4]	USD985	$984
	Amentum Holdings, Inc. 7.25% 8/1/2032[1]	2,220	2,239
	American Airlines, Inc. 8.50% 5/15/2029[1]	415	436
	Aramark Services, Inc. 5.00% 4/1/2025[1]	140	140
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	873
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	55	51
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	1,325	1,241
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	280	289
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	1,160	1,188
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,946
	Boeing Co. (The) 6.528% 5/1/2034	1,081	1,133
	Boeing Co. (The) 6.858% 5/1/2054	386	411
	Bombardier, Inc. 7.45% 5/1/2034[1]	115	122
	Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	255	260
	Brink’s Co. (The) 4.625% 10/15/2027[1]	719	698
	Brink’s Co. (The) 6.50% 6/15/2029[1]	170	172
	Brink’s Co. (The) 6.75% 6/15/2032[1]	170	171
	BWX Technologies, Inc. 4.125% 6/30/2028[1]	165	155
	BWX Technologies, Inc. 4.125% 4/15/2029[1]	335	313
	Chart Industries, Inc. 7.50% 1/1/2030[1]	523	544
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	915	853
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	890	831
	Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	751
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	116	117
	CoreLogic, Inc. 4.50% 5/1/2028[1]	2,774	2,596
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[3,4]	660	645
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	980	934
	Enviri Corp. 5.75% 7/31/2027[1]	2,030	1,942
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	2,740	2,846
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	575	602
	Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[1]	385	378
	Fortress Transportation and Infrastructure Investors, LLC 7.875% 12/1/2030[1]	45	47
	Garda World Security Corp. 8.375% 11/15/2032[1]	1,735	1,768
	GFL Environmental, Inc. 4.00% 8/1/2028[1]	430	407
	Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	198
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	235	238
	Hertz Corp. (The) 4.625% 12/1/2026[1]	220	186
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	409	369
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	80	72
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]	745	779
	Husky Injection Molding Systems, Ltd., Term Loan B, (6-month USD CME Term SOFR + 4.50%) 8.875% 2/15/2029[3,4]	349	352
	Icahn Enterprises, LP 6.25% 5/15/2026	538	534
	Icahn Enterprises, LP 5.25% 5/15/2027	2,969	2,814
	Icahn Enterprises, LP 9.75% 1/15/2029	1,275	1,280
	Icahn Enterprises, LP 4.375% 2/1/2029	675	564
	Icahn Enterprises, LP 10.00% 11/15/2029[1]	455	457
	LATAM Airlines Group SA 7.875% 4/15/2030[1]	80	81
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	1,068	1,075
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	309	311
	Moog, Inc. 4.25% 12/9/2027[1]	395	377
	Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	255
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	905	841
	OneSky Flight, LLC 8.875% 12/15/2029[1]	360	361
	Owens Corning 3.50% 2/15/2030	530	493
	Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	600
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	610	606

American Funds Insurance Series	226

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	USD475	$445
	Reworld Holding Corp. 4.875% 12/1/2029[1]	1,155	1,069
	Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,345
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	110	103
	Sabre GLBL, Inc. 8.625% 6/1/2027[1]	35	35
	Sabre GLBL, Inc. 10.75% 11/15/2029[1]	15	15
	Seagate HDD Cayman 8.25% 12/15/2029	190	203
	Seagate HDD Cayman 8.50% 7/15/2031	455	487
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	795	696
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	440	434
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	898	852
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	334	358
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	2,570	2,847
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[3,4]	1,087	1,101
	Standard Building Solutions, Inc. 6.50% 8/15/2032[1]	435	436
	Texas Combined Tirz I, LLC 0% 12/7/2062[1,7]	100	100
	Titan International, Inc. 7.00% 4/30/2028	750	738
	TransDigm, Inc. 5.50% 11/15/2027	1,030	1,013
	TransDigm, Inc. 6.375% 3/1/2029[1]	1,320	1,325
	TransDigm, Inc. 4.875% 5/1/2029	190	180
	TransDigm, Inc. 6.875% 12/15/2030[1]	355	361
	TransDigm, Inc. 6.625% 3/1/2032[1]	1,130	1,142
	Uber Technologies, Inc. 7.50% 9/15/2027[1]	395	402
	Uber Technologies, Inc. 6.25% 1/15/2028[1]	755	762
	Uber Technologies, Inc. 4.50% 8/15/2029[1]	310	300
	United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	116
	United Rentals (North America), Inc. 3.875% 2/15/2031	720	644
	United Rentals (North America), Inc. 3.75% 1/15/2032	505	443
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	310	308
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	1,600	1,628
	Wrangler Holdco Corp. 6.625% 4/1/2032[1]	325	331
	XPO, Inc. 7.125% 6/1/2031[1]	533	549
	XPO, Inc. 7.125% 2/1/2032[1]	270	277
			63,887

Information technology 6.77%
	Acuris Finance US, Inc. 9.00% 8/1/2029[1]	1,350	1,296
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	60	57
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	1,655	1,627
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	5,695	5,789
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	1,660	1,713
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[3,4]	1,619	1,626
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	1,875	1,678
	CommScope, LLC 6.00% 3/1/2026[1]	2,253	2,245
	CommScope, LLC 8.25% 3/1/2027[1]	1,122	1,074
	CommScope, LLC 7.125% 7/1/2028[1]	577	509
	CommScope, LLC 4.75% 9/1/2029[1]	135	120
	CommScope, LLC 9.50% 12/15/2031[1]	400	415
	CrowdStrike Holdings, Inc. 3.00% 2/15/2029	435	396
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	5,775	5,943
	Ellucian Holdings, Inc. 6.50% 12/1/2029[1]	275	276
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[3,4]	300	305
	Entegris, Inc. 4.75% 4/15/2029[1]	370	355
	Fair Isaac Corp. 4.00% 6/15/2028[1]	1,835	1,733
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,9]	3,629	3,651

227	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,9]	USD261	$263
	Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	440	449
	Gartner, Inc. 4.50% 7/1/2028[1]	703	686
	Gartner, Inc. 3.75% 10/1/2030[1]	126	115
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	3,675	3,775
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,255	2,987
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	2,380	1,895
	Imola Merger Corp. 4.75% 5/15/2029[1]	300	285
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	2,420	2,543
	McAfee Corp. 7.375% 2/15/2030[1]	865	841
	NCR Atleos Corp. 9.50% 4/1/2029[1]	1,075	1,166
	NCR Voyix Corp. 5.125% 4/15/2029[1]	343	328
	Open Text Corp. 3.875% 2/15/2028[1]	645	608
	Open Text Corp. 3.875% 12/1/2029[1]	250	227
	Open Text Holdings, Inc. 4.125% 12/1/2031[1]	220	195
	Shift4 Payments, LLC, 6.75% 8/15/2032[1]	800	814
	Synaptics, Inc. 4.00% 6/15/2029[1]	375	342
	UKG, Inc. 6.875% 2/1/2031[1]	1,855	1,884
	Unisys Corp. 6.875% 11/1/2027[1]	815	795
	Viasat, Inc. 5.625% 9/15/2025[1]	545	542
	Viasat, Inc. 5.625% 4/15/2027[1]	4,790	4,641
	Viasat, Inc. 6.50% 7/15/2028[1]	870	706
	Viasat, Inc. 7.50% 5/30/2031[1]	2,394	1,667
	Viavi Solutions, Inc. 3.75% 10/1/2029[1]	230	209
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7,9]	542	546
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7,9]	3,110	3,133
	Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	374
	Zebra Technologies Corp. 6.50% 6/1/2032[1]	300	305
			63,129

Real estate 6.43%
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	2,063	1,654
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	1,322	996
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	465	413
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,197	1,183
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	220	209
	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.997% 1/31/2030[3,4]	294	295
	Forestar Group, Inc. 3.85% 5/15/2026[1]	465	453
	Forestar Group, Inc. 5.00% 3/1/2028[1]	92	89
	Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	255	270
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	1,327	1,291
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	2,628	2,430
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	3,633	3,274
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,006	982
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	355
	Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	215
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	3,235	3,090
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,660	1,519
	Iron Mountain, Inc. 5.625% 7/15/2032[1]	220	210
	Iron Mountain, Inc. 6.25% 1/15/2033[1]	175	174
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,270	2,062
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,750	2,435
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,255	1,982
	Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	440	441
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,249	1,205

American Funds Insurance Series	228

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	USD780	$736
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	610	628
	MPT Operating Partnership, LP 3.325% 3/24/2025	EUR240	240
	MPT Operating Partnership, LP 2.50% 3/24/2026	GBP540	601
	MPT Operating Partnership, LP 5.25% 8/1/2026	USD257	237
	MPT Operating Partnership, LP 5.00% 10/15/2027	8,288	6,995
	MPT Operating Partnership, LP 3.50% 3/15/2031	1,334	842
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	772
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	380	386
	Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	460	456
	RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	45	44
	RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	726
	SBA Communications Corp. 3.125% 2/1/2029	131	118
	Service Properties Trust 5.25% 2/15/2026	117	114
	Service Properties Trust 4.75% 10/1/2026	1,515	1,435
	Service Properties Trust 4.95% 2/15/2027	1,931	1,806
	Service Properties Trust 5.50% 12/15/2027	350	329
	Service Properties Trust 3.95% 1/15/2028	3,031	2,542
	Service Properties Trust 8.375% 6/15/2029	1,985	1,921
	Service Properties Trust 4.95% 10/1/2029	2,868	2,284
	Service Properties Trust 4.375% 2/15/2030	2,825	2,138
	Service Properties Trust 8.625% 11/15/2031[1]	4,520	4,724
	Service Properties Trust 8.875% 6/15/2032	1,050	973
	VICI Properties, LP 4.625% 6/15/2025[1]	620	618
	VICI Properties, LP 3.875% 2/15/2029[1]	1,130	1,066
			59,958

Consumer staples 3.77%
	Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	882
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	993	905
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	465	444
	Amer Sports Co. 6.75% 2/16/2031[1]	700	710
	B&G Foods, Inc. 5.25% 9/15/2027	1,383	1,324
	B&G Foods, Inc. 8.00% 9/15/2028[1]	965	993
	Central Garden & Pet Co. 4.125% 10/15/2030	915	823
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	1,575	1,394
	Coty, Inc. 5.00% 4/15/2026[1]	420	420
	Coty, Inc. 4.75% 1/15/2029[1]	1,310	1,250
	Coty, Inc. 6.625% 7/15/2030[1]	770	783
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,085	1,071
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	1,120	1,171
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[1]	775	814
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[3,4]	160	160
	H.J. Heinz Co. 3.875% 5/15/2027	275	270
	H.J. Heinz Co. 4.375% 6/1/2046	26	21
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	370	328
	KeHE Distributors, LLC 9.00% 2/15/2029[1]	485	504
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]	455	434
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	1,920	1,757
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	390	353
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	700
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	573	532
	Performance Food Group, Inc. 6.125% 9/15/2032[1]	725	726
	Post Holdings, Inc. 5.50% 12/15/2029[1]	451	437
	Post Holdings, Inc. 4.625% 4/15/2030[1]	1,920	1,772
	Post Holdings, Inc. 4.50% 9/15/2031[1]	1,145	1,027
	Post Holdings, Inc. 6.25% 2/15/2032[1]	2,165	2,151
	Post Holdings, Inc. 6.375% 3/1/2033[1]	415	407
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	138	135

229	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	USD1,275	$1,120
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	558	516
	TreeHouse Foods, Inc. 4.00% 9/1/2028	2,075	1,887
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,288	2,257
	United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.107% 5/1/2031[3,4]	2,583	2,630
	US Foods, Inc. 4.625% 6/1/2030[1]	510	480
	US Foods, Inc. 5.75% 4/15/2033[1]	470	458
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,085	1,052
			35,098

Utilities 2.08%
	Aegea Finance SARL 9.00% 1/20/2031[1]	330	337
	AmeriGas Partners, LP 5.50% 5/20/2025	102	101
	AmeriGas Partners, LP 5.75% 5/20/2027	302	281
	Calpine Corp. 4.50% 2/15/2028[1]	150	144
	Calpine Corp. 5.125% 3/15/2028[1]	518	503
	Calpine Corp. 3.75% 3/1/2031[1]	500	447
	Comision Federal de Electricidad 5.70% 1/24/2030[1]	460	442
	DPL, Inc. 4.125% 7/1/2025	555	548
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5,10]	1,155	1,165
	FirstEnergy Corp. 2.25% 9/1/2030	980	844
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[1]	355	361
	Lightning Power, LLC 7.25% 8/15/2032[1]	650	670
	MIWD Holdco II, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.845% 3/28/2031[3,4]	279	283
	NRG Energy, Inc. 3.625% 2/15/2031[1]	110	96
	Pacific Gas and Electric Co. 3.30% 8/1/2040	280	210
	Pacific Gas and Electric Co. 4.95% 7/1/2050	745	648
	Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,385
	PG&E Corp. 5.00% 7/1/2028	3,100	3,031
	PG&E Corp. 5.25% 7/1/2030	3,365	3,296
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[5]	1,670	1,718
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	2,147	2,290
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[3,4]	281	283
	YPF Energia Electrica SA 7.875% 10/16/2032[1]	320	317
			19,400
	Total corporate bonds, notes & loans		805,908
U.S. Treasury bonds & notes 0.36%
U.S. Treasury 0.36%
	U.S. Treasury 4.25% 11/15/2034[11]	3,410	3,323

Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,7]	591	591

Municipals 0.05%
Puerto Rico 0.05%
	G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	327	201
	G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	361	224
	Total municipals		425

American Funds Insurance Series	230

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.04%
	Honduras (Republic of) 8.625% 11/27/2034[1]	USD390	$388
	Total bonds, notes & other debt instruments (cost: $819,735,000)		810,635
Convertible bonds & notes 0.04%
Communication services 0.04%
	EchoStar Corp., convertible notes, 3.875% 11/30/2030[6]	371	391
	Total convertible bonds & notes (cost: $395,000)		391

Common stocks 6.41%		Shares
Health care 2.20%
	Rotech Healthcare, Inc.[7,9,12]	201,793	17,812
	Endo, Inc.[12]	98,326	2,330
	Endo GUC Trust, Class A1[1,7,12]	192,719	72
	Endo, Inc., 1L 7.50% Escrow[7,12]	5,505,000	— [8]
	Endo, Inc., 1L 6.875% Escrow[7,12]	520,000	— [8]
	Endo, Inc., 1L 6.125% Escrow[7,12]	525,000	— [8]
	Mallinckrodt PLC[12]	3,631	321
			20,535

Energy 1.35%
	Constellation Oil Services Holding SA7,12	11,240,370	4,574
	Ascent Resources, LLC, Class A7,9	62,978	2,971
	New Fortress Energy, Inc., Class A13	109,372	1,654
	Expand Energy Corp.	16,161	1,609
	Altera Infrastructure, LP7,12	9,127	738
	Weatherford International	10,059	720
	Mesquite Energy, Inc.[7,12]	3,558	202
	Exxon Mobil Corp.	739	79
	Bighorn Permian Resources, LLC[7]	2,894	— [8]
			12,547

Information technology 1.30%
	Diebold Nixdorf, Inc.[12]	281,243	12,105

Utilities 1.13%
	Talen Energy Corp.[12]	50,368	10,148
	PG&E Corp.	18,786	379
			10,527

Consumer discretionary 0.15%
	NMG Parent, LLC[7,12]	9,965	1,222
	MYT Holding Co., Class B12	608,846	232
	Party City Holdco, Inc.[7,12]	126,254	— [8]
	Party City Holdco, Inc.[1,7,12]	1,260	— [8]
			1,454

Materials 0.14%
	Venator Materials PLC[7,12]	3,232	1,285

Real estate 0.08%
	WeWork, Inc.[7,12]	57,167	743

231	American Funds Insurance Series

American High-Income Trust® (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 0.03%
	Intelsat SA	8,182	$249
	iHeartMedia, Inc., Class A12	22,639	45
			294

Financials 0.03%
	Navient Corp.	20,000	266
	Total common stocks (cost: $40,714,000)		59,756
Preferred securities 0.43%
Consumer discretionary 0.24%
	MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	2,095,904	2,196

Industrials 0.19%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,12]	1,022	1,797
	Total preferred securities (cost: $2,933,000)		3,993
Rights & warrants 0.01%
Energy 0.01%
	Expand Energy Corporation, Class C, warrants, expire 2/9/2026[12]	457	39

Consumer discretionary 0.00%
	NMG Parent, LLC, warrants, expire 9/24/2027[7,12]	27,111	— [8]
	Total rights & warrants (cost: $439,000)		39

Short-term securities 4.90%
Money market investments 4.90%
	Capital Group Central Cash Fund 4.50%[14,15]	456,322	45,641
	Total short-term securities (cost: $45,638,000)		45,641
	Total investment securities 98.77% (cost: $909,854,000)		920,455
	Other assets less liabilities 1.23%		11,508
	Net assets 100.00%		$931,963

American Funds Insurance Series	232

American High-Income Trust® (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	111	4/3/2025	USD22,823	$(14)
5 Year U.S. Treasury Note Futures	Long	153	4/3/2025	16,265	(106)
10 Year Ultra U.S. Treasury Note Futures	Short	8	3/31/2025	(891)	13
10 Year U.S. Treasury Note Futures	Short	13	3/31/2025	(1,414)	25
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/31/2025	(119)	6
					$(76)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD3,815	$(305)	$(262)	$(43)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	14,000	(1,080)	(1,167)	87
					$(1,385)	$(1,429)	$44
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.90%
Money market investments 4.90%
Capital Group Central Cash Fund 4.50%[14]	$27,114	$249,518	$230,999	$3	$5	$45,641	$1,402
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,12]	9/26/2013	$4,331	$17,812	1.91%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4]	9/13/2023	3,567	3,651.39
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4]	9/13/2023-12/13/2024	261	263.03
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7]	6/23/2023-10/22/2024	3,043	3,133.33

233	American Funds Insurance Series

American High-Income Trust® (continued)
Restricted securities9 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources, LLC, Class A7	11/15/2016	$302	$2,971	.32%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7]	10/22/2024	523	546.06
Total		$12,027	$28,376	3.04%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $597,435,000, which represented 64.11% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $35,038,000, which represented 3.76% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Step bond; coupon rate may change at a later date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Value determined using significant unobservable inputs.
[8]	Amount less than one thousand.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $28,376,000, which represented 3.04% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,000, which represented .03% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,654,000, which represented 0.18% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[14]	Rate represents the seven-day yield at 12/31/2024.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	234

American Funds Mortgage Fund®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.77%		Principal amount (000)	Value (000)
Mortgage-backed obligations 84.59%
Federal agency mortgage-backed obligations 82.32%
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD— [2]	$— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1	1
	Fannie Mae Pool #256583 5.00% 12/1/2036[1,3]	29	28
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2	2
	Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]	132	110
	Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	228	182
	Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	293	234
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8	8
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	16	13
	Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	75	63
	Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	157	134
	Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	84	72
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	5	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	3	3
	Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	177	152
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2	2
	Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	222	190
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	237	197
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4	4
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	101	84
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	1	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2	2
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	26	21
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	27	25
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	23	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	3	3
	Fannie Mae Pool #CA6409 2.50% 7/1/2050[1]	94	77
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	18	14
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	4	4
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	66	54
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	136	107
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	11	9
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[1]	24	23
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	1,431	1,177
	Fannie Mae Pool #FM5940 2.00% 2/1/2051[1,3]	1,550	1,226
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	355	280
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1	1
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	180	156
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	24	20
	Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]	33	28
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	392	323
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	23	19
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	2	2
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	401	332
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	189	158
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	208	172
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	83	72
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	242	208
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	401	330
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	406	373
	Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]	1,027	942
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	172	152
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	1,043	1,015
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	709	553

235	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	USD104	$100
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	37	37
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	34	33
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	444	419
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	97	94
	Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]	1,125	1,030
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	9	8
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	68	67
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	101	103
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	83	84
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	27	24
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1,3]	2,984	2,882
	Fannie Mae Pool #CB6131 6.50% 4/1/2053[1]	245	253
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	65	67
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	44	41
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	1,784	1,724
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	50	49
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	52	51
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	277	279
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	270	261
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	778	770
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	369	372
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	562	529
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	209	207
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	449	453
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	93	87
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	562	529
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]	293	289
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,357	1,341
	Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	44	45
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	14	15
	Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	325	334
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	81	80
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	509	521
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	237	243
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	918	865
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	1,538	1,519
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	156	154
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	146	144
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	44	45
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	137	139
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	286	292
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	18	19
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	289	290
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	249	253
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	44	45
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	38	39
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	22	22
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	302	311
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	95	87
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	582	589
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	382	387
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	183	184
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	137	138
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	127	127
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	64	65
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	40	40
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	8	8
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	781	804
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	464	479
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	137	141

American Funds Insurance Series	236

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	USD137	$140
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	91	93
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	82	84
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	51	53
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	230	232
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	198	200
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	151	151
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	86	87
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	56	57
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	31	31
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	29	30
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	20	20
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	19	19
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	10	10
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	376	384
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	179	183
	Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	519	514
	Fannie Mae Pool #FS9009 5.50% 9/1/2054[1]	281	279
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	494	502
	Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	26	26
	Fannie Mae Pool #DB2354 4.50% 11/1/2054[1]	475	447
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	51	50
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	44	44
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	350	320
	Fannie Mae Pool #DC7042 4.50% 12/1/2054[1]	188	177
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	119	105
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	130	114
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	45	37
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	45	43
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	751	653
	Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	1	1
	Freddie Mac Pool #A18781 5.00% 3/1/2034[1]	489	486
	Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	1,521	1,216
	Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	286	245
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	86	71
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	80	67
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	27	22
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
	Freddie Mac Pool #760014 3.426% 8/1/2045[1,4]	257	253
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	16	14
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	23	21
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	15	14
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	13	12
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	23	22
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	42	40
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	22	21
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	15	15
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[1]	37	36
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	15	13
	Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	135	117
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	4	4
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	177	139
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	186	153
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	309	243
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	1
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	3	2
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	287	227
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	209	179
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	70	56

237	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	USD58	$48
	Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	152	136
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]	985	886
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	7	6
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	1,493	1,270
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	689	587
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	1,296	1,104
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	115	98
	Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	1,114	1,051
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	599	581
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	217	215
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	236	229
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	103	102
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	337	324
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	325	307
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	737	757
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	30	26
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	377	355
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	41	40
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	116	112
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	81	78
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	90	89
	Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	228	215
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	1,475	1,426
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	54	55
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	26	25
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	288	285
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	61	62
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	56	57
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	39	40
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	28	29
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	2	2
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	837	828
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	51	51
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	37	37
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1,3]	2,715	2,731
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	978	985
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	117	119
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	450	453
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	332	334
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	117	119
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	1,621	1,567
	Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]	1,045	1,010
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	75	77
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	531	551
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	452	447
	Freddie Mac Pool #RJ0668 6.00% 1/1/2054[1]	1,696	1,707
	Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	1,335	1,344
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	56	58
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	12	12
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	700	727
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	51	52
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	65	65
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	14	14
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	101	102
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	19	19
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	58	60
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[1]	552	505
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	63	63
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	45	45
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	27	28

American Funds Insurance Series	238

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	USD476	$490
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	72	74
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	23	23
	Freddie Mac Pool #SD5706 6.50% 6/1/2054[1]	730	753
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	234	241
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	52	54
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	17	18
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	400	405
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	238	241
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	205	207
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	187	190
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	137	138
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	79	79
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	68	69
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	35	36
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	218	223
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	90	92
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	76	78
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	73	75
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	303	301
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	271	273
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	240	242
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	178	180
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	152	153
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	126	128
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	117	118
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	39	39
	Freddie Mac Pool #SD6323 6.50% 8/1/2054[1]	1,859	1,903
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	1,218	1,244
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	263	271
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	155	159
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	119	122
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	104	107
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	66	68
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	46	47
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	29	30
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	127	128
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	70	71
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	67	67
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	59	59
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	37	38
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	345	354
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	232	237
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	96	99
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	38	40
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	21	21
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[1]	994	909
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	533	488
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	487	459
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	232	212
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[1]	501	471
	Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	532	515
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]	380	375
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	300	295
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]	83	78
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	81	70
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	161	148

239	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]	USD112	$104
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	21	18
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	88	84
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	27	23
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	16	14
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1]	646	558
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	205	197
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	11	11
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	300	264
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	307	273
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	261	229
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	269	254
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	312	275
	Government National Mortgage Assn. 3.00% 1/1/2055[1,5]	50	43
	Government National Mortgage Assn. 5.00% 1/1/2055[1,5]	80	78
	Government National Mortgage Assn. 5.50% 1/1/2055[1,5]	273	271
	Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	581	557
	Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	240	223
	Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	48	46
	Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	485	452
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	66	69
	Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	75	71
	Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	157	155
	Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	11	10
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	79	78
	Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	78	69
	Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	184	166
	Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	84	76
	Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1,3]	792	742
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	87	70
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	35	29
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	77	62
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	332	272
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	81	66
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	518	436
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	324	269
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	71	59
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	172	143
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	145	121
	Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]	44	37
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	228	191
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	62	54
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5	4
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	161	149
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	248	235
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	14	14
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	81	75
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	1,527	1,445

American Funds Insurance Series	240

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #AN1825 4.507% 6/20/2065[1]	USD26	$25
	Government National Mortgage Assn. Pool #AO0461 4.542% 8/20/2065[1]	8	7
	Government National Mortgage Assn. Pool #AO0409 4.572% 12/20/2065[1]	28	28
	Government National Mortgage Assn. Pool #AO0385 4.38% 1/20/2066[1]	164	163
	Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	206	150
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,5]	285	259
	Uniform Mortgage-Backed Security 4.00% 1/1/2040[1,5]	125	120
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,5]	139	108
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,5]	1,035	879
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,5]	3,114	2,755
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,5]	1	1
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,5]	82	77
			91,235

Commercial mortgage-backed securities 1.52%
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,4,6]	100	100
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,4,6]	891	889
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,4,6]	119	119
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,4,6]	379	386
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,4,6]	88	88
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 6.886% 8/15/2039[1,4]	100	100
			1,682

Collateralized mortgage-backed obligations (privately originated) 0.75%
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]	145	135
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]	62	55
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,4,6]	199	187
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[1,4,6]	93	92
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[1,4,6]	241	244
	PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,4,6]	99	99
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]	9	9
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]	15	15
			836
	Total mortgage-backed obligations		93,753
U.S. Treasury bonds & notes 8.46%
U.S. Treasury 8.46%
	U.S. Treasury 2.75% 2/28/2025	397	396
	U.S. Treasury 4.625% 2/28/2025	397	397
	U.S. Treasury 3.875% 3/31/2025	294	294
	U.S. Treasury 4.625% 6/30/2025	397	398
	U.S. Treasury 4.375% 7/31/2026	1,035	1,037
	U.S. Treasury 3.50% 9/30/2026	465	459
	U.S. Treasury 4.125% 7/31/2028	850	844
	U.S. Treasury 4.50% 5/31/2029	3,075	3,091
	U.S. Treasury 4.125% 11/30/2029	745	737
	U.S. Treasury 4.25% 6/30/2031	1,045	1,033
	U.S. Treasury 3.625% 9/30/2031	420	399
	U.S. Treasury 1.875% 2/15/2032	10	9

241	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 2/15/2041[3]		USD240	$161
U.S. Treasury 3.25% 5/15/2042		106	86
U.S. Treasury 1.875% 11/15/2051		65	36
Total U.S. Treasury bonds & notes			9,377
Asset-backed obligations 1.72%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,6]		29	29
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,6]		10	10
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[1]		10	10
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]		90	88
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]		28	28
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,6]		86	86
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]		28	28
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]		21	21
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]		17	17
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]		257	262
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,6]		37	37
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,6]		19	19
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,6]		45	45
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		27	28
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]		75	68
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,6]		95	85
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		117	109
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,4,6]		97	96
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		100	92
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]		81	82
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[1]		27	27
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]		16	16
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]		5	5
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]		5	5
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]		100	101
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,6]		501	502
			1,908
Total bonds, notes & other debt instruments (cost: $107,084,000)			105,038
Short-term securities 8.78%	Weighted average yield at acquisition
Commercial paper 2.44%
Cisco Systems, Inc. 2/7/2025[6]	4.550%	750	747
ING (U.S.) Funding, LLC 2/18/2025[6]	4.226	800	795
PepsiCo, Inc. 2/25/2025[6]	4.480	1,171	1,163
			2,705

American Funds Insurance Series	242

American Funds Mortgage Fund® (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 6.34%
Federal Farm Credit Banks 1/22/2025	4.220%	USD1,950	$1,945
Federal Home Loan Bank 1/2/2025	4.310	500	500
Federal Home Loan Bank 1/8/2025	4.550	1,100	1,099
Federal Home Loan Bank 2/7/2025	4.480	1,100	1,095
Federal Home Loan Bank 2/19/2025	4.362	1,000	995
Federal Home Loan Bank 2/26/2025	4.432	1,400	1,391
Total short-term securities (cost: $9,728,000)			9,730
Options purchased (equity style) 0.02%
Options purchased (equity style)*			17
Total options purchased (equity style) (cost: $24,000)			17
Total investment securities 103.57% (cost: $116,836,000)			114,785
Other assets less liabilities (3.57)%			(3,954)
Net assets 100.00%			$110,831
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	6	6/13/2025	USD97.00	USD1,500	$1
3 Month SOFR Futures Option	11	9/12/2025	97.00	2,750	2
3 Month SOFR Futures Option	15	9/12/2025	98.00	3,750	1
3 Month SOFR Futures Option	34	12/12/2025	97.00	8,500	13
					$17
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SOFR Futures	Short	3	9/17/2025	USD(719)	$(1)
2 Year U.S. Treasury Note Futures	Long	256	4/3/2025	52,636	(42)
5 Year U.S. Treasury Note Futures	Long	165	4/3/2025	17,540	(112)
10 Year Ultra U.S. Treasury Note Futures	Long	79	3/31/2025	8,794	(127)
10 Year U.S. Treasury Note Futures	Long	63	3/31/2025	6,851	(101)
20 Year U.S. Treasury Note Futures	Short	51	3/31/2025	(5,806)	160
30 Year Ultra U.S. Treasury Bond Futures	Long	19	3/31/2025	2,259	(118)
					$(341)

243	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$17	$—	$17
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	124	—	124
						$141	$—	$141

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $965,000, which represented .87% of the net assets of the fund.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,808,000, which represented
6.14% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	244

Ultra-Short Bond Fund
Investment portfolio December 31, 2024

Short-term securities 100.73%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 66.52%
Alberta (Province of) 1/3/2025[1]	4.560%	USD12,000	$11,996
Alphabet, Inc. 1/6/2025[1]	4.320	10,000	9,993
Australia & New Zealand Banking Group, Ltd. 2/27/2025[1]	4.471	10,000	9,930
Bank of Montreal 1/15/2025[1]	4.610	11,000	10,980
Banque et Caisse d’Epargne de l’Etat 3/18/2025	4.414	10,000	9,906
British Columbia (Province of) 1/28/2025	4.530	6,000	5,980
British Columbia (Province of) 2/25/2025	4.550	5,500	5,462
CAFCO, LLC 3/4/2025[1]	4.540	12,000	11,906
Caisse des Dépôts et Consignations 1/22/2025	4.550	11,000	10,971
Chevron Corp. 1/23/2025[1]	4.580	10,200	10,172
Cisco Systems, Inc. 1/17/2025[1]	4.600	7,000	6,986
DBS Bank, Ltd. 1/14/2025[1]	4.500	7,000	6,988
Desjardins Group 3/4/2025[1]	4.530	12,200	12,105
Honeywell International, Inc. 1/8/2025[1]	3.978	7,000	6,993
KfW 3/7/2025[1]	4.450	10,000	9,921
Komatsu Finance America, Inc. 1/2/2025[1]	4.550	6,000	5,998
Komatsu Finance America, Inc. 1/16/2025[1]	4.500	5,600	5,589
LVMH Moët Hennessy Louis Vuitton, Inc. 3/5/2025[1]	4.490	9,000	8,929
Manhattan Asset Funding Company, LLC 3/11/2025[1]	4.500	5,275	5,229
Novartis Finance Corp. 1/8/2025[1]	4.560	6,400	6,394
Oversea-Chinese Banking Corp., Ltd. 3/18/2025[1]	4.450	8,000	7,924
Paccar Financial Corp. 1/9/2025	4.560	12,000	11,987
PepsiCo, Inc. 2/25/2025[1]	4.480	11,100	11,025
Québec (Province of) 2/11/2025[1]	4.480	11,000	10,945
Sanofi 1/22/2025[1]	4.486	11,000	10,971
			225,280
Federal agency bills & notes 21.42%
Federal Farm Credit Banks 1/22/2025	4.220	11,100	11,071
Federal Farm Credit Banks 1/28/2025	4.198	10,000	9,969
Federal Farm Credit Banks 1/29/2025	4.327	10,000	9,969
Federal Home Loan Bank 1/3/2025	4.550	7,500	7,499
Federal Home Loan Bank 1/8/2025	4.550	7,600	7,595
Federal Home Loan Bank 1/15/2025	4.535	8,400	8,387
Federal Home Loan Bank 1/27/2025	4.500	2,400	2,393
Federal Home Loan Bank 2/12/2025	4.385	9,650	9,603
Federal Home Loan Bank 2/26/2025	4.432	6,100	6,061
			72,547
U.S. Treasury bills 12.79%
U.S. Treasury 1/2/2025	4.511	6,500	6,500
U.S. Treasury 1/9/2025	4.528	12,500	12,490
U.S. Treasury 1/16/2025	4.526	15,400	15,375
U.S. Treasury 1/21/2025	4.450	2,500	2,494
U.S. Treasury 2/4/2025	4.478	6,500	6,475
			43,334
Total short-term securities (cost: $341,138,000)			341,161
Total investment securities 100.73% (cost: $341,138,000)			341,161
Other assets less liabilities (0.73)%			(2,483)
Net assets 100.00%			$338,678

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $180,974,000, which represented 53.44% of the net assets of the fund.

245	American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	246

U.S. Government Securities Fund®
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 87.68%		Principal amount (000)	Value (000)
Mortgage-backed obligations 54.53%
Federal agency mortgage-backed obligations 54.47%
	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD10	$10
	Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	13	13
	Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	— [2]	— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3	3
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	492	476
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,103	1,066
	Fannie Mae Pool #940890 6.50% 6/1/2037[1]	— [2]	— [2]
	Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3	3
	Fannie Mae Pool #256860 6.50% 8/1/2037[1]	10	10
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	12	12
	Fannie Mae Pool #970343 6.00% 2/1/2038[1]	13	13
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	4	4
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	18	18
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	7	7
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	25,357	21,189
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	272	271
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	146	145
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	30	30
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	128	128
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	20	19
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	78	78
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	12	12
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,503	2,082
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	8	8
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,150	955
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17	16
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	745	618
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	4	4
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	6	5
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	30	27
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7	6
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	55	50
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	3,705	3,347
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	47	42
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	13	11
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	6	6
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	6	5
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3	3
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5	5
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	108	100
	Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	2,649	2,383
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	35	32
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	68	63
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	93	87
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	25	23
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	14	13
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	954	858
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	358	322
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	94	84
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	474	428
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	261	234
	Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	2,992	2,591
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	768	637
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	27	23
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	485	400
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	165	137
	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,655	1,377
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	201	158
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	70	55
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	944	749

247	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	USD598	$470
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	9	7
	Fannie Mae Pool #FM6856 2.50% 4/1/2051[1]	359	296
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	4
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	4,728	4,092
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,392	1,145
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	168	139
	Fannie Mae Pool #FM8422 2.50% 8/1/2051[1]	517	422
	Fannie Mae Pool #FM8745 2.50% 9/1/2051[1]	1,290	1,052
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	611	504
	Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	387	315
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	44	35
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,083	894
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	698	608
	Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]	58	47
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,039	1,751
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	412	321
	Fannie Mae Pool #FS5037 2.50% 2/1/2052[1]	394	322
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	175	145
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,222	2,789
	Fannie Mae Pool #CB3140 4.00% 3/1/2052[1]	419	385
	Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	7,485	6,106
	Fannie Mae Pool #CB3528 4.00% 5/1/2052[1]	600	550
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	105	82
	Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	2,713	2,487
	Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	55	54
	Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	48	47
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	218	171
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	44	36
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	2,382	2,113
	Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]	2,868	2,705
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	317	307
	Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	51	49
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	1,285	1,178
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	682	642
	Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]	9,063	8,779
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	3,390	2,643
	Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	939	888
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	847	801
	Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	8,747	8,476
	Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]	4,993	4,830
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	635	629
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	575	569
	Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	89	88
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	235	241
	Fannie Mae Pool #CB5118 4.00% 11/1/2052[1]	54	50
	Fannie Mae Pool #BX3198 4.00% 12/1/2052[1]	54	49
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	2,670	2,517
	Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	2,072	2,095
	Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]	1,398	1,280
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	10	9
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	762	778
	Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	984	990
	Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	880	886
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	634	642
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	228	209
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	2,230	2,203
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	380	393
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	973	891
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	330	326
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	1,948	1,962

American Funds Insurance Series	248

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BW9778 4.00% 6/1/2053[1]	USD1,380	$1,264
	Fannie Mae Pool #CB6590 4.00% 6/1/2053[1]	74	68
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	3,020	2,984
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,049	3,069
	Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]	2,105	2,120
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	1,877	1,901
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	1,510	1,521
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,419	1,436
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]	808	740
	Fannie Mae Pool #BW9646 4.00% 7/1/2053[1]	46	42
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	2,947	2,775
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	379	357
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	10,241	10,126
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	1,790	1,800
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	302	304
	Fannie Mae Pool #MA5127 4.00% 8/1/2053[1]	63	58
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	463	437
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	211	209
	Fannie Mae Pool #CB7216 4.00% 9/1/2053[1]	27	25
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	6,942	7,105
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	2,715	2,485
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	22,730	22,454
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	552	555
	Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	736	756
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	252	258
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	9,449	9,141
	Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]	24	22
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	542	536
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	153	151
	Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	13,524	13,853
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	3,910	4,004
	Fannie Mae Pool #FS7990 4.00% 2/1/2054[1]	997	914
	Fannie Mae Pool #MA5283 4.00% 2/1/2054[1]	927	848
	Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	4,269	4,021
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	500	494
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,003	991
	Fannie Mae Pool #DA7881 5.50% 3/1/2054[1]	405	400
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	2,840	2,600
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	1,311	1,302
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	673	683
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	1,778	1,816
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,354	1,394
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	5,852	5,779
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	16,358	16,712
	Fannie Mae Pool #CB8507 6.50% 5/1/2054[1]	2,025	2,078
	Fannie Mae Pool #CB8751 4.50% 6/1/2054[1]	699	658
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	3,188	3,224
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	1,733	1,742
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	4,728	4,874
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	43	39
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	7,886	7,975
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	4,008	4,057
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	1,097	1,104
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	963	968
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	7,260	7,502
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	2,091	2,144
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	1,828	1,867
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,186	1,221
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	2,983	2,730
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	2,370	2,384
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]	2,333	2,347

249	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	USD632	$635
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	240	243
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	123	124
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	98	99
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	29,174	29,803
	Fannie Mae Pool #MA5467 4.00% 9/1/2054[1]	472	432
	Fannie Mae Pool #FS9009 5.50% 9/1/2054[1]	2,039	2,024
	Fannie Mae Pool #MA5494 4.00% 10/1/2054[1]	2,996	2,742
	Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	1,486	1,503
	Fannie Mae Pool #MA5528 4.00% 11/1/2054[1]	1,991	1,822
	Fannie Mae Pool #DC5704 4.00% 11/1/2054[1]	134	122
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[1]	3,477	3,272
	Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	213	211
	Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	409	415
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	7,116	6,512
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,198	1,001
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	374	352
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	461	401
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	— [2]	— [2]
	Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	1	1
	Freddie Mac Pool #1H1354 7.008% 11/1/2036[1,3]	34	36
	Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	240	239
	Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	502	501
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	670	557
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	659	547
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,560	1,293
	Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	9,459	8,036
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3	3
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	22	20
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	26	24
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	116	109
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	169	153
	Freddie Mac Pool #760014 3.426% 8/1/2045[1,3]	218	214
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	42	38
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	63	57
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,011	5,559
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	46	41
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	42	38
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	35	31
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	31	28
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	24	21
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	19	17
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	12	11
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	11	10
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,143	1,065
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	60	56
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	53	49
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	24	21
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	14	13
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	93	87
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	5,717	5,304
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	168	161
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	87	84
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	61	58
	Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	18	17
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	135	121
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	41	37
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	324	292
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	165	148

American Funds Insurance Series	250

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	USD28	$24
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	1,216	955
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	1,862	1,534
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	33	26
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	55	43
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,101	1,661
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	141	122
	Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	8,733	7,202
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	430	341
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	456	377
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	284	234
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	133	115
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	11,509	10,354
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	161	143
	Freddie Mac Pool #QD9477 4.00% 4/1/2052[1]	352	322
	Freddie Mac Pool #8D0226 2.539% 5/1/2052[1,3]	443	398
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	8,770	7,463
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]	755	615
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	3,327	2,834
	Freddie Mac Pool #SD4554 4.00% 8/1/2052[1]	142	130
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	184	173
	Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	793	768
	Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	48	46
	Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	42	40
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	860	810
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	212	200
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	126	118
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	9,945	9,638
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	1,428	1,308
	Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]	3,308	3,119
	Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,216	3,032
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	84	79
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,052	1,011
	Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	966	913
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	1,987	1,966
	Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	4,578	4,699
	Freddie Mac Pool #QF8523 4.00% 2/1/2053[1]	771	706
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	799	732
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	905	895
	Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	855	860
	Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	464	467
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	86	81
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	808	799
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	527	521
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	4,025	4,048
	Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	1,803	1,815
	Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	272	281
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	1,525	1,508
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	15,501	15,596
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]	3,899	3,926
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	1,995	2,009
	Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	907	914
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	429	434
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	393	399
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	275	278
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	197	202
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,126	2,188
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	1,872	1,920
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	1,758	1,816
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	1,716	1,773
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,239	1,282

251	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	USD932	$962
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	665	681
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	485	508
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	17,688	17,490
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	634	627
	Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	25,018	25,189
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	21,195	21,321
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	754	745
	Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]	41,244	41,468
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	2,228	2,245
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	96	98
	Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]	11,284	10,910
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	4,951	4,980
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	12,706	12,976
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	734	691
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,316	3,278
	Freddie Mac Pool #SD4318 6.50% 11/1/2053[1]	11,362	11,638
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[1]	1,763	1,614
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	804	757
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	7,471	7,752
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	171	161
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	2,058	2,033
	Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	5,495	5,628
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	447	458
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	9,857	10,230
	Freddie Mac Pool #QI0100 4.00% 2/1/2054[1]	161	147
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	983	971
	Freddie Mac Pool #SD4894 6.00% 2/1/2054[1]	4,408	4,460
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	227	228
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	527	521
	Freddie Mac Pool #SD8425 4.00% 4/1/2054[1]	525	481
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	587	583
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	106	104
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	497	503
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	492	488
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	435	437
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	2,668	2,746
	Freddie Mac Pool #RJ1535 6.50% 5/1/2054[1]	1,332	1,367
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	56	51
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	12,342	12,496
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	181	182
	Freddie Mac Pool #RJ1792 6.50% 6/1/2054[1]	3,120	3,209
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	1,159	1,195
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	716	736
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	8,817	8,885
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	3,217	3,251
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	263	266
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	7,694	7,870
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	3,031	3,095
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	2,570	2,641
	Freddie Mac Pool #QJ1153 4.00% 8/1/2054[1]	653	597
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	4,357	4,327
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	1,053	1,040
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	3,494	3,515
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	1,905	1,935
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	1,618	1,631
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	1,300	1,318
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	1,246	1,259
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	154	157
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	66,703	68,144
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	4,233	4,373

American Funds Insurance Series	252

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8480 4.00% 9/1/2054[1]	USD10,979	$10,045
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	516	522
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	288	293
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	266	270
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	244	247
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	159	160
	Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]	8,143	8,319
	Freddie Mac Pool #SD6702 6.50% 9/1/2054[1]	5,242	5,387
	Freddie Mac Pool #SD8481 4.00% 10/1/2054[1]	2,981	2,727
	Freddie Mac Pool #SD6883 6.00% 10/1/2054[1]	5,433	5,513
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	2,586	2,366
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	23	22
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	77	71
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]	2,754	2,720
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875	3,815
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	3,717	3,457
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	741	636
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	299	258
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	3,799	3,506
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,380	3,125
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	811	680
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,136	1,008
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	377	359
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,596	3,153
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	444	421
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,655	1,562
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	631	551
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	340	297
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,438	1,316
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	14,585	14,017
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	3,732	3,466
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,055	954
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	369
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	3,614	3,418
	Government National Mortgage Assn. 3.00% 1/1/2055[1,4]	236	205
	Government National Mortgage Assn. 3.50% 1/1/2055[1,4]	55	49
	Government National Mortgage Assn. 5.00% 1/1/2055[1,4]	5	5
	Government National Mortgage Assn. 5.50% 1/1/2055[1,4]	1,905	1,889
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	62	64
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	11	11
	Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	129	135
	Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	26	27

253	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	USD137	$137
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	66	69
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,890	1,923
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	670	674
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	447	430
	Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	16	14
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	800	642
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	701	562
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,724	3,870
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	2,051	1,715
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	659	542
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	3,676	3,099
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	86	72
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,137	2,607
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,645	1,370
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,032	858
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	752	619
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	914	764
	Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	195	169
	Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	2,228	1,993
	Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	665	595
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	4,218	3,774
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	324	299
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	439	405
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	222	204
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	56	54
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	4,453	4,215
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	2,854	2,701
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	1,189	1,125
	Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	4,526	4,173
	Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[1]	5,947	5,482
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	1,423	1,347
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	429	313
	Uniform Mortgage-Backed Security 2.00% 1/1/2040[1,4]	1,115	985
	Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,4]	2,275	2,066
	Uniform Mortgage-Backed Security 4.00% 1/1/2040[1,4]	920	883
	Uniform Mortgage-Backed Security 5.00% 1/1/2040[1,4]	780	776
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,4]	1,319	1,026
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,4]	1,231	1,002
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,4]	6,885	5,849
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,4]	19,863	17,570
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[1,4]	554	521
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,4]	5,792	5,591
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,4]	11,178	11,231
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,4]	682	642
			991,465

Collateralized mortgage-backed obligations 0.06%
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	1,073	1,008
	Total mortgage-backed obligations		992,473

U.S. Treasury bonds & notes 29.51%
U.S. Treasury 25.50%
	U.S. Treasury 4.625% 6/30/2025	5,863	5,878
	U.S. Treasury 3.125% 8/15/2025	390	387
	U.S. Treasury 3.00% 9/30/2025	3,090	3,062
	U.S. Treasury 5.00% 9/30/2025	3,170	3,187
	U.S. Treasury 3.00% 10/31/2025	1,395	1,382
	U.S. Treasury 4.25% 12/31/2025	17,685	17,691

American Funds Insurance Series	254

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.25% 1/31/2026	USD30,610	$30,618
	U.S. Treasury 4.625% 2/28/2026	9,375	9,415
	U.S. Treasury 4.625% 3/15/2026	11,050	11,100
	U.S. Treasury 4.50% 3/31/2026	1,435	1,439
	U.S. Treasury 4.875% 4/30/2026	35,525	35,812
	U.S. Treasury 0.875% 6/30/2026	2,065	1,966
	U.S. Treasury 4.50% 7/15/2026	10,366	10,406
	U.S. Treasury 4.375% 7/31/2026	25,795	25,846
	U.S. Treasury 4.625% 9/15/2026	10,209	10,272
	U.S. Treasury 3.50% 9/30/2026	11,100	10,963
	U.S. Treasury 4.50% 4/15/2027	30,000	30,158
	U.S. Treasury 0.50% 4/30/2027	1,250	1,147
	U.S. Treasury 2.625% 5/31/2027	2,290	2,205
	U.S. Treasury 3.75% 8/15/2027	5,043	4,980
	U.S. Treasury 3.625% 5/31/2028	14,850	14,528
	U.S. Treasury 1.25% 6/30/2028	3,325	2,998
	U.S. Treasury 4.00% 6/30/2028	6,907	6,838
	U.S. Treasury 1.00% 7/31/2028	970	864
	U.S. Treasury 4.125% 7/31/2028	17,685	17,567
	U.S. Treasury 2.625% 2/15/2029	3,270	3,058
	U.S. Treasury 4.50% 5/31/2029	17,450	17,540
	U.S. Treasury 2.625% 7/31/2029	9,309	8,640
	U.S. Treasury 4.00% 7/31/2029	15,070	14,839
	U.S. Treasury 4.125% 10/31/2029	4,800	4,747
	U.S. Treasury 4.125% 11/30/2029	10,200	10,088
	U.S. Treasury 3.75% 6/30/2030	17,030	16,481
	U.S. Treasury 4.625% 9/30/2030	1,290	1,303
	U.S. Treasury 4.875% 10/31/2030	625	639
	U.S. Treasury 4.25% 6/30/2031	9,625	9,509
	U.S. Treasury 4.125% 11/30/2031	3,240	3,172
	U.S. Treasury 2.75% 8/15/2032	8,095	7,184
	U.S. Treasury 3.875% 8/15/2033	3,180	3,029
	U.S. Treasury 4.375% 5/15/2034	4,992	4,919
	U.S. Treasury 3.875% 8/15/2034	1,970	1,864
	U.S. Treasury 4.50% 8/15/2039[6]	13,655	13,303
	U.S. Treasury 4.625% 2/15/2040	90	89
	U.S. Treasury 1.375% 11/15/2040	1,945	1,206
	U.S. Treasury 3.875% 5/15/2043	820	723
	U.S. Treasury 4.375% 8/15/2043	40	38
	U.S. Treasury 4.125% 8/15/2044[6]	11,760	10,654
	U.S. Treasury 2.50% 2/15/2045	4,850	3,369
	U.S. Treasury 2.50% 2/15/2046	3,900	2,669
	U.S. Treasury 2.50% 5/15/2046	1,585	1,080
	U.S. Treasury 2.875% 11/15/2046	2,700	1,964
	U.S. Treasury 3.00% 8/15/2048	750	549
	U.S. Treasury 2.375% 11/15/2049	1,435	914
	U.S. Treasury 1.25% 5/15/2050[6]	14,825	7,044
	U.S. Treasury 1.375% 8/15/2050	4,330	2,116
	U.S. Treasury 1.625% 11/15/2050[6]	26,165	13,671
	U.S. Treasury 1.875% 2/15/2051	5,892	3,283
	U.S. Treasury 2.375% 5/15/2051	6,280	3,955
	U.S. Treasury 2.00% 8/15/2051	5,226	2,991
	U.S. Treasury 1.875% 11/15/2051	3,164	1,748
	U.S. Treasury 3.00% 8/15/2052	895	643
	U.S. Treasury 4.00% 11/15/2052	1,849	1,613
	U.S. Treasury 4.75% 11/15/2053	205	203
	U.S. Treasury 4.25% 2/15/2054[6]	11,130	10,171

255	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.625% 5/15/2054	USD5,610	$5,461
	U.S. Treasury 4.25% 8/15/2054	6,935	6,346
	U.S. Treasury, interest only, 0% 11/15/2040[6]	1,110	499
			464,023

U.S. Treasury inflation-protected securities 4.01%
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	4,192	4,168
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]	2,360	2,347
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	11,082	10,776
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	2,870	2,751
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029[7]	36,185	35,591
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[7]	1,060	934
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	3,296	2,859
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[7]	6,976	6,764
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7]	137	133
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]	1,460	1,119
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[7]	1,702	1,248
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]	314	229
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	357	208
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	140	77
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	1,253	1,005
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[7]	3,050	2,826
			73,035
	Total U.S. Treasury bonds & notes		537,058
Federal agency bonds & notes 3.64%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	136	134
	Fannie Mae 7.125% 1/15/2030[6]	2,000	2,242
	Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,273
	Federal Home Loan Bank 5.50% 7/15/2036	300	318
	Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,706
	Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,652
	Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,866
	Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,750
	Tennessee Valley Authority 5.88% 4/1/2036	875	949
	Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	222
	Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	729	685
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	14,779	14,660
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	1,139	1,161
	U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,220	2,201
	U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,226	2,176
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	10,250	9,885
	U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,064	2,940
	U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,020	1,919
	U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	1,793	1,663
	U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,194	2,001

American Funds Insurance Series	256

U.S. Government Securities Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		USD2,327	$2,101
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,462
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	292
			66,258
Total bonds, notes & other debt instruments (cost: $1,651,123,000)			1,595,789
Short-term securities 14.50%	Weighted average yield at acquisition
Commercial paper 5.39%
Alphabet, Inc. 1/6/2025[5]	4.320%	10,000	9,993
CHARTA, LLC 1/9/2025[5]	4.580	27,000	26,972
Chevron Corp. 1/23/2025[5]	4.580	12,200	12,166
Cisco Systems, Inc. 2/7/2025[5]	4.550	14,000	13,936
Honeywell International, Inc. 1/8/2025[5]	3.978	20,000	19,981
Paccar Financial Corp. 1/8/2025	4.560	10,000	9,990
Paccar Financial Corp. 1/9/2025	4.560	5,000	4,994
			98,032

U.S. Treasury bills 0.41%
U.S. Treasury 2/6/2025	4.231	7,500	7,469

Federal agency bills & notes 8.70%
Federal Farm Credit Banks 1/22/2025	4.220	21,950	21,893
Federal Farm Credit Banks 1/29/2025	4.380	3,300	3,290
Federal Home Loan Bank 1/2/2025	4.310	10,200	10,200
Federal Home Loan Bank 1/15/2025	4.535	10,800	10,783
Federal Home Loan Bank 1/23/2025	4.255	20,000	19,950
Federal Home Loan Bank 2/7/2025	4.480	5,000	4,979
Federal Home Loan Bank 2/14/2025	4.260	11,255	11,198
Federal Home Loan Bank 2/24/2025	4.225	17,350	17,242
Federal Home Loan Bank 2/26/2025	4.432	10,000	9,935
Federal Home Loan Bank 3/5/2025	4.365	9,250	9,183
Federal Home Loan Bank 3/12/2025	4.235	20,000	19,838
Federal Home Loan Bank 3/21/2025	4.235	20,000	19,817
Total short-term securities (cost: $263,790,000)			263,809
Options purchased (equity style) 0.01%
Options purchased (equity style)*			247
Total options purchased (equity style) (cost: $371,000)			247
Total investment securities 102.19% (cost: $1,915,284,000)			1,859,845
Other assets less liabilities (2.19)%			(39,818)
Net assets 100.00%			$1,820,027

257	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	203	3/14/2025	USD97.00	USD50,750	$2
3 Month SOFR Futures Option	178	6/13/2025	97.00	44,500	18
3 Month SOFR Futures Option	427	9/12/2025	97.00	106,750	91
3 Month SOFR Futures Option	517	9/12/2025	98.00	129,250	45
3 Month SOFR Futures Option	243	12/12/2025	97.00	60,750	91
					$247
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	96	3/3/2025	USD38,281	$14
30 Day Federal Funds Futures	Short	11	5/1/2025	(4,392)	(1)
30 Day Federal Funds Futures	Long	14	8/1/2025	5,598	4
3 Month SOFR Futures	Long	16	3/19/2025	3,826	1
3 Month SOFR Futures	Long	271	6/18/2025	64,921	(416)
3 Month SOFR Futures	Short	25	9/17/2025	(5,997)	2
3 Month SOFR Futures	Long	404	3/18/2026	97,016	(56)
3 Month SOFR Futures	Long	3	6/17/2026	721	(7)
2 Year U.S. Treasury Note Futures	Long	4,157	4/3/2025	854,718	(722)
5 Year U.S. Treasury Note Futures	Long	4,159	4/3/2025	442,121	(2,781)
10 Year Ultra U.S. Treasury Note Futures	Long	1,237	3/31/2025	137,694	(2,336)
10 Year U.S. Treasury Note Futures	Long	1,063	3/31/2025	115,601	(1,652)
20 Year U.S. Treasury Note Futures	Short	994	3/31/2025	(113,161)	3,128
30 Year Ultra U.S. Treasury Bond Futures	Long	387	3/31/2025	46,017	(2,095)
					$(6,917)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD529,000	$— [2]	$—	$— [2]
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD20,100	396	—	396
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD20,100	396	—	396
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD22,492	457	—	457
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	99	—	99
4.8189%	Annual	SOFR	Annual	8/25/2025	USD8,640	29	—	29
4.8195%	Annual	SOFR	Annual	9/1/2025	USD10,300	36	—	36
4.225%	Annual	SOFR	Annual	9/30/2025	USD27,550	4	—	4

American Funds Insurance Series	258

U.S. Government Securities Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD1,381	$(5)	$—	$(5)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD11,197	3	—	3
4.184%	Annual	SOFR	Annual	1/10/2026	USD11,198	1	—	1
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	— [2]	—	— [2]
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	11	—	11
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	5	—	5
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	4	—	4
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	3	—	3
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	3	—	3
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	3	—	3
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	3	—	3
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	123	—	123
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	122	—	122
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	271	—	271
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	131	—	131
4.8705%	Annual	SOFR	Annual	4/18/2026	USD12,640	114	—	114
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	272	—	272
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	228	—	228
4.659%	Annual	SOFR	Annual	5/17/2026	USD55,600	379	—	379
SOFR	Annual	4.528%	Annual	6/18/2026	USD5,300	(29)	—	(29)
SOFR	Annual	4.5265%	Annual	6/18/2026	USD5,380	(30)	—	(30)
SOFR	Annual	4.5335%	Annual	6/18/2026	USD10,700	(60)	—	(60)
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(75)	—	(75)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(122)	—	(122)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(133)	—	(133)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(66)	—	(66)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(130)	—	(130)
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	255	—	255
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	(220)	—	(220)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(198)	—	(198)
3.616%	Annual	SOFR	Annual	2/20/2028	USD4,700	(33)	—	(33)
3.624%	Annual	SOFR	Annual	2/20/2028	USD9,800	(67)	—	(67)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(126)	—	(126)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	114	—	114
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	109	—	109
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	91	—	91
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	7,962	—	7,962
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(106)	—	(106)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(95)	—	(95)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(85)	—	(85)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(87)	—	(87)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(87)	—	(87)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(114)	—	(114)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(91)	—	(91)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(97)	—	(97)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(107)	—	(107)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(99)	—	(99)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(113)	—	(113)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(957)	—	(957)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,695	—	2,695
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(2)	—	(2)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(5)	—	(5)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	(4)	—	(4)

259	American Funds Insurance Series

U.S. Government Securities Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.061%	Annual	8/24/2033	USD3,230	$— [2]	$—	$— [2]
SOFR	Annual	3.9519%	Annual	8/25/2033	USD3,225	26	—	26
SOFR	Annual	3.8275%	Annual	9/1/2033	USD2,300	39	—	39
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	162	—	162
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	1,090	—	1,090
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,468)	—	(1,468)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(369)	—	(369)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(351)	—	(351)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	171	—	171
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	553	—	553
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	101	—	101
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	95	—	95
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	224	—	224
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	222	—	222
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	133	—	133
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	124	—	124
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	118	—	118
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	116	—	116
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	118	—	118
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	138	—	138
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	245	—	245
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	133	—	133
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	114	—	114
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	135	—	135
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,869	134	—	134
SOFR	Annual	3.6815%	Annual	2/20/2054	USD2,700	124	—	124
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	20	—	20
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	334	—	334
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	335	—	335
						$13,792	$—	$13,792

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $84,055,000, which represented
4.62% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,623,000, which represented 1.08% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate

TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	260

Managed Risk Growth Fund
Investment portfolio December 31, 2024

Growth funds 84.67%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,495,427	$445,562
Total growth funds (cost: $291,586,000)		445,562
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,694,312	52,786
Total fixed income funds (cost: $54,244,000)		52,786
Short-term securities 4.96%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	26,122,149	26,122
Total short-term securities (cost: $26,122,000)		26,122
Options purchased (equity style) 0.32%
Options purchased (equity style)*		1,702
Total options purchased (cost: $2,389,000)		1,702
Total investment securities 99.98% (cost: $374,341,000)		526,172
Other assets less liabilities 0.02%		90
Net assets 100.00%		$526,262
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	10	USD5,882	USD4,150.00	3/21/2025	$7
S&P 500 Index	10	5,882	4,225.00	3/21/2025	8
S&P 500 Index	10	5,882	4,250.00	3/21/2025	8
S&P 500 Index	95	55,875	4,025.00	6/20/2025	178
S&P 500 Index	100	58,816	4,050.00	6/20/2025	186
S&P 500 Index	75	44,112	4,150.00	6/20/2025	153
S&P 500 Index	425	249,969	4,325.00	6/20/2025	1,037
S&P 500 Index	10	5,882	4,400.00	6/20/2025	26
S&P 500 Index	10	5,882	4,450.00	6/20/2025	28
S&P 500 Index	25	14,704	4,475.00	6/20/2025	71
					$1,702

261	American Funds Insurance Series

Managed Risk Growth Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
British Pound Currency Futures	Short	1	3/17/2025	USD(78)	$— [2]
Euro Currency Futures	Short	7	3/17/2025	(909)	4
Russell 2000 E-mini Index Futures	Short	4	3/21/2025	(450)	2
Mini MSCI Emerging Markets Index Futures	Short	15	3/21/2025	(805)	10
Euro Stoxx 50 Index Futures	Short	19	3/21/2025	(963)	(4)
S&P Mid 400 E-mini Index Futures	Short	15	3/21/2025	(4,720)	15
S&P 500 E-mini Index Futures	Short	107	3/21/2025	(31,756)	440
5 Year U.S. Treasury Note Futures	Long	5	3/31/2025	532	(4)
					$463
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.67%
American Funds Insurance Series – Growth Fund, Class 1	$431,195	$36,510	$133,380	$40,997	$70,240	$445,562	$2,417	$10,033
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,749	30,350	26,722	(245)	(1,346)	52,786	2,300	—
Total 94.70%				$40,752	$68,894	$498,348	$4,717	$10,033

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	262

Managed Risk International Fund
Investment portfolio December 31, 2024

Growth funds 84.60%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,420,484	$96,701
Total growth funds (cost: $84,621,000)		96,701
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,237,483	11,472
Total fixed income funds (cost: $11,769,000)		11,472
Short-term securities 4.58%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	5,228,515	5,229
Total short-term securities (cost: $5,229,000)		5,229
Options purchased (equity style) 0.43%
Options purchased (equity style)*		492
Total options purchased (cost: $577,000)		492
Total investment securities 99.64% (cost: $102,196,000)		113,894
Other assets less liabilities 0.36%		414
Net assets 100.00%		$114,308
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
iShares MSCI EAFE ETF	200	USD1,512	USD60.00	3/21/2025	$3
iShares MSCI EAFE ETF	2,600	19,659	65.00	3/21/2025	94
iShares MSCI EAFE ETF	7,000	52,927	60.00	6/20/2025	395
					$492
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Short	10	3/21/2025	USD(2,968)	$26
Mini MSCI Emerging Markets Index Futures	Short	79	3/21/2025	(4,242)	54
MSCI EAFE Index Futures	Short	51	3/21/2025	(5,781)	24
5 Year U.S. Treasury Note Futures	Long	4	3/31/2025	425	(3)
					$101

263	American Funds Insurance Series

Managed Risk International Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.60%
American Funds Insurance Series – International Fund, Class 1	$105,419	$7,805	$19,283	$1,546	$1,214	$96,701	$1,435	$—
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,408	5,417	6,038	(11)	(304)	11,472	512	—
Total 94.63%				$1,535	$910	$108,173	$1,947	$—

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	264

Managed Risk Washington Mutual Investors Fund
Investment portfolio December 31, 2024

Growth-and-income funds 84.76%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	16,198,486	$273,106
Total growth-and-income funds (cost: $208,094,000)		273,106
Fixed income funds 10.10%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,391,471	32,524
Total fixed income funds (cost: $33,783,000)		32,524
Short-term securities 4.87%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	15,689,917	15,690
Total short-term securities (cost: $15,690,000)		15,690
Options purchased (equity style) 0.26%
Options purchased (equity style)*		851
Total options purchased (cost: $1,491,000)		851
Total investment securities 99.99% (cost: $259,058,000)		322,171
Other assets less liabilities 0.01%		35
Net assets 100.00%		$322,206
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	20	USD11,763	USD4,050.00	3/21/2025	$13
S&P 500 Index	85	49,994	4,125.00	3/21/2025	60
S&P 500 Index	10	5,882	4,150.00	3/21/2025	7
S&P 500 Index	115	67,639	4,175.00	3/21/2025	85
S&P 500 Index	10	5,882	4,225.00	3/21/2025	8
S&P 500 Index	10	5,881	4,025.00	6/20/2025	19
S&P 500 Index	5	2,941	4,150.00	6/20/2025	10
S&P 500 Index	200	117,632	4,325.00	6/20/2025	488
S&P 500 Index	10	5,882	4,350.00	6/20/2025	25
S&P 500 Index	40	23,526	4,400.00	6/20/2025	104
S&P 500 Index	10	5,882	4,575.00	6/20/2025	32
					$851

265	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Long	29	3/21/2025	USD8,607	$(66)
Euro Stoxx 50 Index Futures	Short	1	3/21/2025	(51)	— [2]
5 Year U.S. Treasury Note Futures	Long	10	3/31/2025	1,063	(8)
					$(74)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.76%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$275,370	$12,410	$57,260	$222	$42,364	$273,106	$4,861	$2,242
Fixed income funds 10.10%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,409	13,983	12,845	(836)	(187)	32,524	1,367	—
Total 94.86%				$(614)	$42,177	$305,630	$6,228	$2,242

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	266

Managed Risk Growth-Income Fund
Investment portfolio December 31, 2024

Growth-and-income funds 79.79%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	24,959,133	$1,736,906
Total growth-and-income funds (cost: $1,305,889,000)		1,736,906
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	35,132,987	325,683
Total fixed income funds (cost: $334,537,000)		325,683
Short-term securities 4.78%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	104,006,098	104,006
Total short-term securities (cost: $104,006,000)		104,006
Options purchased (equity style) 0.39%
Options purchased (equity style)*		8,473
Total options purchased (cost: $15,165,000)		8,473
Total investment securities 99.92% (cost: $1,759,597,000)		2,175,068
Other assets less liabilities 0.08%		1,798
Net assets 100.00%		$2,176,866
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	570	USD335,253	USD4,125.00	3/21/2025	$405
S&P 500 Index	1,600	941,061	4,150.00	3/21/2025	1,128
S&P 500 Index	455	267,614	4,175.00	3/21/2025	337
S&P 500 Index	40	23,526	4,225.00	3/21/2025	32
S&P 500 Index	30	17,645	4,250.00	3/21/2025	24
S&P 500 Index	2,000	1,176,326	4,325.00	6/20/2025	4,880
S&P 500 Index	345	202,916	4,400.00	6/20/2025	895
S&P 500 Index	50	29,408	4,450.00	6/20/2025	138
S&P 500 Index	10	5,882	4,475.00	6/20/2025	28
S&P 500 Index	50	29,408	4,550.00	6/20/2025	154
S&P 500 Index	40	23,527	4,225.00	9/19/2025	143
S&P 500 Index	80	47,053	4,300.00	9/19/2025	309
					$8,473

267	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Long	340	3/21/2025	USD100,908	$(992)
5 Year U.S. Treasury Note Futures	Long	30	3/31/2025	3,189	(25)
					$(1,017)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.79%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,749,625	$134,773	$439,404	$32,053	$259,859	$1,736,906	$22,773	$79,172
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	328,068	141,378	134,316	(9,307)	(140)	325,683	14,454	—
Total 94.75%				$22,746	$259,719	$2,062,589	$37,227	$79,172

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	268

Managed Risk Asset Allocation Fund
Investment portfolio December 31, 2024

Asset allocation funds 94.95%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	73,866,282	$1,923,478
Total asset allocation funds (cost: $1,760,245,000)		1,923,478
Short-term securities 5.01%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	101,436,070	101,436
Total short-term securities (cost: $101,436,000)		101,436
Options purchased (equity style) 0.07%
Options purchased (equity style)*		1,451
Total options purchased (cost: $1,946,000)		1,451
Total investment securities 100.03% (cost: $1,863,627,000)		2,026,365
Other assets less liabilities (0.03)%		(515)
Net assets 100.00%		$2,025,850
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	80	USD47,053	USD4,125.00	3/21/2025	$57
S&P 500 Index	20	11,763	4,175.00	3/21/2025	15
S&P 500 Index	15	8,822	4,025.00	6/20/2025	28
S&P 500 Index	35	20,586	4,050.00	6/20/2025	65
S&P 500 Index	5	2,941	4,150.00	6/20/2025	10
S&P 500 Index	390	229,384	4,325.00	6/20/2025	952
S&P 500 Index	20	11,763	4,350.00	6/20/2025	50
S&P 500 Index	20	11,763	4,450.00	6/20/2025	55
S&P 500 Index	10	5,882	4,550.00	6/20/2025	31
S&P 500 Index	35	20,586	4,575.00	6/20/2025	111
S&P 500 Index	20	11,763	4,300.00	9/19/2025	77
					$1,451
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Long	52	3/21/2025	USD15,433	$(409)
5 Year U.S. Treasury Note Futures	Long	368	3/31/2025	39,120	(314)
					$(723)

269	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 94.95%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,999,492	$140,909	$395,647	$52,518	$126,206	$1,923,478	$45,418	$84,687

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	270

Financial statements
Statements of assets and liabilities at December 31, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$7,756,104	$2,967,592	$46,786,648	$6,391,198	$3,348,513
Affiliated issuers	283,574	63,522	1,049,697	397,476	94,686
Cash	109	80	226	49	827
Cash collateral received for securities on loan	1	2,292	2,112	139	1,376
Cash collateral pledged for futures contracts	—	—	—	—	185
Cash collateral pledged for swap contracts	—	—	—	—	17
Cash denominated in currencies other than U.S. dollars	100	26	1,253	460	280
Unrealized appreciation on open forward currency contracts	—	—	—	—	220
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	1,402	27	—	791	293
Sales of fund’s shares	20,266	3,082	19,594	24,685	2,798
Dividends and interest	12,376	2,844	17,888	14,048	7,358
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	1
Securities lending income	9	17	6	11	23
Other	—	— †	—	—	— †
	8,073,941	3,039,482	47,877,424	6,828,857	3,456,577
Liabilities:
Collateral for securities on loan	8	22,924	21,119	1,385	13,763
Unrealized depreciation on open forward currency contracts	—	—	—	—	140
Bilateral swaps, at value	—	—	—	—	100
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,230	4,260	6,900	2,722	5,722
Repurchases of fund’s shares	4,391	984	122,176	2,131	1,315
Investment advisory services	2,550	1,588	12,660	2,840	1,500
Insurance administrative fees	593	200	3,381	292	528
Services provided by related parties	1,166	526	6,815	985	431
Trustees’ deferred compensation	121	68	662	195	56
Variation margin on futures contracts	—	—	—	—	11
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	5,340	18,372	—	31,217	20,912
Other	219	101	768	572	500
	15,618	49,023	174,481	42,339	44,978
Commitments and contingencies*
Net assets at December 31, 2024	$8,058,323	$2,990,459	$47,702,943	$6,786,518	$3,411,599
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,115,138	$2,284,883	$16,821,571	$5,429,187	$2,315,745
Total distributable earnings (accumulated loss)	3,943,185	705,576	30,881,372	1,357,331	1,095,854
Net assets at December 31, 2024	$8,058,323	$2,990,459	$47,702,943	$6,786,518	$3,411,599
Investment securities on loan, at value	$17	$30,764	$20,610	$5,960	$17,950
Investment securities, at cost
Unaffiliated issuers	4,835,691	2,291,738	19,849,066	4,782,898	2,364,537
Affiliated issuers	283,521	50,730	1,049,498	397,431	94,668
Cash denominated in currencies other than U.S. dollars, at cost	100	26	1,253	460	280
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

271	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,850,098	$14,238	$1,847,460	$39,390,840	$310,307
Affiliated issuers	255,100	288	46,673	1,980,967	11,674
Cash	302	49	233	139	102
Cash collateral received for securities on loan	5,151	—	1,060	5,270	41
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	3	—	319	2,529	73
Unrealized appreciation on open forward currency contracts	—	—	—	—	10
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	3,564	—	1,306	39,145	7
Sales of fund’s shares	3,059	—	1,059	3,700	602
Dividends and interest	15,541	8	3,880	47,506	1,130
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Securities lending income	9	—	3	16	2
Other	1	—	12	2	—
	11,132,828	14,583	1,902,005	41,470,114	323,948
Liabilities:
Collateral for securities on loan	51,510	—	10,604	52,701	410
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,496	1	232	75,691	261
Repurchases of fund’s shares	8,796	—	1,057	69,205	129
Investment advisory services	2,234	3	614	8,875	133
Insurance administrative fees	1,108	—	173	1,688	100
Services provided by related parties	1,298	—	328	4,647	73
Trustees’ deferred compensation	149	—	33	691	14
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	—	—	465	1,269	119
Other	223	— †	180	353	56
	66,814	4	13,686	215,120	1,295
Commitments and contingencies*
Net assets at December 31, 2024	$11,066,014	$14,579	$1,888,319	$41,254,994	$322,653
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,319,319	$15,012	$1,169,769	$16,857,567	$302,567
Total distributable earnings (accumulated loss)	4,746,695	(433)	718,550	24,397,427	20,086
Net assets at December 31, 2024	$11,066,014	$14,579	$1,888,319	$41,254,994	$322,653
Investment securities on loan, at value	$50,467	$—	$10,634	$50,176	$440
Investment securities, at cost
Unaffiliated issuers	6,903,634	14,676	1,194,487	22,284,792	263,709
Affiliated issuers	255,013	288	46,666	1,793,671	11,670
Cash denominated in currencies other than U.S. dollars, at cost	3	—	319	2,529	74
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	272

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,285,855	$25,165,533	$369,612	$10,586,439	$1,404,069
Affiliated issuers	91,495	2,223,781	26,140	730,121	44,361
Cash	964	4,311	204	23,658	745
Cash collateral received for securities on loan	1,120	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	225	178	84	1	202
Unrealized appreciation on open forward currency contracts	—	—	327	3,223	5,127
Unrealized appreciation on unfunded commitments*	—	— †	—	—	— †
Receivables for:
Sales of investments	2,457	37,067	287	45,497	3,178
Sales of fund’s shares	1,740	13,919	288	8,169	2,219
Dividends and interest	5,189	85,318	2,028	84,754	15,157
Variation margin on futures contracts	— †	502	22	815	317
Variation margin on centrally cleared swap contracts	8	38	11	458	125
Securities lending income	2	26	— †	—	—
Other	— †	50	—	—	—
	1,389,055	27,530,723	399,003	11,483,135	1,475,500
Liabilities:
Collateral for securities on loan	11,199	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	509	1,396	5,184
Bilateral swaps, at value	—	—	455	11,623	5,936
Options written, at value	—	—	—	—	79
Payables for:
Purchases of investments	6,579	391,888	4,765	274,176	13,291
Repurchases of fund’s shares	755	37,122	346	20,148	968
Investment advisory services	267	6,176	148	1,927	535
Insurance administrative fees	410	4,200	94	857	61
Services provided by related parties	171	3,050	72	1,125	215
Trustees’ deferred compensation	14	422	6	175	32
Variation margin on futures contracts	120	907	29	4,481	382
Variation margin on centrally cleared swap contracts	1	77	5	250	101
Non-U.S. taxes	768	—	226	—	20
Other	103	1,201	66	79	459
	20,387	445,043	6,721	316,237	27,263
Commitments and contingencies*
Net assets at December 31, 2024	$1,368,668	$27,085,680	$392,282	$11,166,898	$1,448,237
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,110,881	$17,712,682	$326,033	$12,974,862	$1,760,563
Total distributable earnings (accumulated loss)	257,787	9,372,998	66,249	(1,807,964)	(312,326)
Net assets at December 31, 2024	$1,368,668	$27,085,680	$392,282	$11,166,898	$1,448,237
Investment securities on loan, at value	$10,664	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,028,603	17,612,124	318,114	10,898,732	1,512,895
Affiliated issuers	95,017	2,395,815	25,957	729,827	43,156
Cash denominated in currencies other than U.S. dollars, at cost	225	178	84	1	202
Premiums received on options written	—	—	—	—	19

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

273	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$874,814	$114,785	$341,161	$1,859,845	$27,824
Affiliated issuers	45,641	—	—	—	498,348
Cash	(402)	282	122	4,704	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	348	—	—	—	1,904
Cash collateral pledged for swap contracts	602	—	—	—	—
Cash denominated in currencies other than U.S. dollars	1	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	1	—	—	—	—
Receivables for:
Sales of investments	25	1,090	—	6,111	899
Sales of fund’s shares	514	136	159	5,742	15
Dividends and interest	13,905	461	—	9,801	105
Variation margin on futures contracts	5	13	—	251	115
Variation margin on centrally cleared swap contracts	—	2	—	279	—
Securities lending income	—	—	—	—	—
Other	2	—	— †	—	—
	935,456	116,769	341,442	1,886,733	529,210
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,750	5,793	—	63,473	1,494
Repurchases of fund’s shares	1,184	5	2,571	801	961
Investment advisory services	225	20	75	347	46
Insurance administrative fees	92	33	33	306	333
Services provided by related parties	172	22	73	317	109
Trustees’ deferred compensation	33	4	12	48	5
Variation margin on futures contracts	16	61	—	1,167	—
Variation margin on centrally cleared swap contracts	19	—	—	246	—
Non-U.S. taxes	—	—	—	—	—
Other	2	—	—	1	—
	3,493	5,938	2,764	66,706	2,948
Commitments and contingencies*
Net assets at December 31, 2024	$931,963	$110,831	$338,678	$1,820,027	$526,262
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,240,757	$126,051	$336,114	$2,133,421	$446,337
Total distributable earnings (accumulated loss)	(308,794)	(15,220)	2,564	(313,394)	79,925
Net assets at December 31, 2024	$931,963	$110,831	$338,678	$1,820,027	$526,262
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	864,216	116,836	341,138	1,915,284	28,511
Affiliated issuers	45,638	—	—	—	345,830
Cash denominated in currencies other than U.S. dollars, at cost	1	—	—	—	—
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	274

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,721	$16,541	$112,479	$102,887
Affiliated issuers	108,173	305,630	2,062,589	1,923,478
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	460	321	5,223	1,271
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	48	156	34,071	2,873
Sales of fund’s shares	296	2	12	20
Dividends and interest	22	65	436	413
Variation margin on futures contracts	30	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	114,750	322,715	2,214,810	2,030,942
Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	280	—	—	—
Repurchases of fund’s shares	52	166	35,877	3,044
Investment advisory services	10	28	191	176
Insurance administrative fees	74	205	1,399	1,308
Services provided by related parties	24	67	58	433
Trustees’ deferred compensation	2	4	25	37
Variation margin on futures contracts	—	39	394	94
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	442	509	37,944	5,092
Commitments and contingencies*
Net assets at December 31, 2024	$114,308	$322,206	$2,176,866	$2,025,850
Net assets consist of:
Capital paid in on shares of beneficial interest	$142,067	$301,251	$1,716,705	$1,737,779
Total distributable earnings (accumulated loss)	(27,759)	20,955	460,161	288,071
Net assets at December 31, 2024	$114,308	$322,206	$2,176,866	$2,025,850
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	5,806	17,181	119,171	103,382
Affiliated issuers	96,390	241,877	1,640,426	1,760,245
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

275	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,588,807	$941,914	$21,468,940	$3,079,666	$1,799,389
	Shares outstanding	97,221	51,901	168,425	172,600	67,464
	Net asset value per share	$36.91	$18.15	$127.47	$17.84	$26.67
Class 1A:	Net assets	$20,431	$5,481	$377,545	$12,866	$12,125
	Shares outstanding	557	307	2,994	725	457
	Net asset value per share	$36.70	$17.88	$126.11	$17.75	$26.53
Class 2:	Net assets	$3,511,886	$1,733,280	$20,385,717	$3,238,256	$791,161
	Shares outstanding	96,564	101,667	162,065	182,411	30,045
	Net asset value per share	$36.37	$17.05	$125.79	$17.75	$26.33
Class 3:	Net assets			$276,099	$14,573
	Shares outstanding	Not applicable	Not applicable	2,142	814	Not applicable
	Net asset value per share			$128.88	$17.90
Class 4:	Net assets	$937,199	$309,784	$5,194,642	$441,157	$808,924
	Shares outstanding	26,085	18,213	42,448	25,266	30,999
	Net asset value per share	$35.93	$17.01	$122.38	$17.46	$26.09

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,269,184	$10	$596,892	$24,476,094	$16,941
	Shares outstanding	371,779	1	38,424	351,712	1,662
	Net asset value per share	$16.86	$9.71	$15.53	$69.59	$10.19
Class 1A:	Net assets	$28,894	$10	$8,623	$44,137	$6,103
	Shares outstanding	1,721	1	559	639	616
	Net asset value per share	$16.79	$9.71	$15.44	$69.10	$9.91
Class 2:	Net assets	$3,002,049	$10	$1,015,135	$13,882,309	$149,419
	Shares outstanding	181,591	1	65,544	203,003	15,085
	Net asset value per share	$16.53	$9.71	$15.49	$68.38	$9.91
Class 3:	Net assets				$155,010
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,222	Not applicable
	Net asset value per share				$69.76
Class 4:	Net assets	$1,765,887	$14,549	$267,669	$2,697,444	$150,190
	Shares outstanding	108,085	1,498	17,754	40,177	15,424
	Net asset value per share	$16.34	$9.71	$15.08	$67.14	$9.74

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	276

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$709,300	$16,023,148	$95,306	$6,991,704	$588,132
	Shares outstanding	57,229	615,346	7,357	754,451	61,066
	Net asset value per share	$12.39	$26.04	$12.96	$9.27	$9.63
Class 1A:	Net assets	$12,406	$41,675	$3,681	$220,977	$39,254
	Shares outstanding	1,002	1,610	286	24,015	4,115
	Net asset value per share	$12.38	$25.88	$12.87	$9.20	$9.54
Class 2:	Net assets	$18,297	$4,340,288	$148,743	$2,765,866	$760,784
	Shares outstanding	1,478	169,244	11,542	303,196	79,885
	Net asset value per share	$12.38	$25.65	$12.89	$9.12	$9.52
Class 3:	Net assets		$32,077
	Shares outstanding	Not applicable	1,230	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.08
Class 4:	Net assets	$628,665	$6,648,492	$144,552	$1,188,351	$60,067
	Shares outstanding	50,847	261,601	11,415	131,033	6,410
	Net asset value per share	$12.36	$25.41	$12.66	$9.07	$9.37

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$228,760	$16,851	$38,706	$268,166
	Shares outstanding	24,893	1,855	3,421	27,969	Not applicable
	Net asset value per share	$9.19	$9.08	$11.31	$9.59
Class 1A:	Net assets	$3,155	$2,669	$125	$285,476
	Shares outstanding	345	298	11	29,944	Not applicable
	Net asset value per share	$9.15	$8.96	$11.31	$9.53
Class 2:	Net assets	$535,608	$41,781	$244,732	$1,051,059
	Shares outstanding	59,793	4,650	22,397	111,121	Not applicable
	Net asset value per share	$8.96	$8.98	$10.93	$9.46
Class 3:	Net assets	$8,045		$3,988	$5,025
	Shares outstanding	870	Not applicable	360	522	Not applicable
	Net asset value per share	$9.25		$11.08	$9.62
Class 4:	Net assets	$156,395	$49,530	$51,127	$210,301
	Shares outstanding	15,533	5,588	4,649	22,266	Not applicable
	Net asset value per share	$10.07	$8.86	$11.00	$9.44
Class P1:	Net assets					$13,649
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,023
	Net asset value per share					$13.35
Class P2:	Net assets					$512,613
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	38,876
	Net asset value per share					$13.19

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

277	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,848	$2,731	$1,902,833	$11,660
	Shares outstanding	225	232	132,612	884
	Net asset value per share	$8.23	$11.76	$14.35	$13.20
Class P2:	Net assets	$112,460	$319,475	$274,033	$2,014,190
	Shares outstanding	13,750	27,333	19,229	157,663
	Net asset value per share	$8.18	$11.69	$14.25	$12.78
*
Refer to Note 5 for further information on unfunded commitments.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	278

Financial statements (continued)
Statements of operations for the year ended December 31, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$111,768	$34,738	$286,967	$114,946	$56,500
Affiliated issuers	17,545	5,626	55,620	13,875	8,105
	129,313	40,364	342,587	128,821	64,605
Interest from unaffiliated issuers	952	355	994	47	11,095
Securities lending income (net of fees)	72	402	226	81	175
	130,337	41,121	343,807	128,949	75,875
Fees and expenses[1]:
Investment advisory services	38,556	20,032	134,091	34,662	20,199
Distribution services	11,256	5,281	59,546	9,730	4,101
Insurance administrative services	2,183	769	11,664	1,141	2,066
Transfer agent services	2	— [2]	10	2	1
Administrative services	2,435	929	13,140	2,175	1,050
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	85	33	481	88	40
Registration statement and prospectus	37	16	187	34	17
Trustees’ compensation	47	18	248	42	20
Auditing and legal	87	154	133	126	174
Custodian	640	443	520	927	790
Other	4	44	22	6	44
Total fees and expenses before waivers/reimbursement	55,332	27,719	220,042	48,933	28,502
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	8,929	1,037	—	—	2,450
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	8,929	1,037	—	—	2,450
Total fees and expenses after waivers/reimbursement	46,403	26,682	220,042	48,933	26,052
Net investment income	83,934	14,439	123,765	80,016	49,823
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	1,057,389	67,019	3,989,503	335,488	150,100
Affiliated issuers	(6)	28	(5)	9	37
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(275)
Forward currency contracts	—	—	—	—	(195)
Swap contracts	—	—	—	—	(225)
Currency transactions	1,188	166	155	3	(1,179)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,058,571	67,213	3,989,653	335,500	148,263
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	(106,742)	(13,491)	7,880,175	(158,308)	26,589
Affiliated issuers	65	7,527	187	44	8
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	32
Forward currency contracts	—	—	—	—	193
Swap contracts	—	—	—	—	(199)
Currency translations	(284)	(73)	(162)	(643)	(269)
	(106,961)	(6,037)	7,880,200	(158,907)	26,354
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	951,610	61,176	11,869,853	176,593	174,617
Net increase (decrease) in net assets resulting from operations	$1,035,544	$75,615	$11,993,618	$256,609	$224,440

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

279	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund[3]	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$203,814	$22	$37,672	$558,526	$9,880
Affiliated issuers	18,230	2	3,610	65,563	778
	222,044	24	41,282	624,089	10,658
Interest from unaffiliated issuers	13	—	208	412	32
Securities lending income (net of fees)	165	—	26	200	14
	222,222	24	41,516	624,701	10,704
Fees and expenses[1]:
Investment advisory services	40,700	9	9,080	100,186	1,617
Distribution services	11,438	— [2]	3,265	40,421	778
Insurance administrative services	3,980	— [2]	658	6,119	392
Transfer agent services	3	—	1	9	— [2]
Administrative services	3,265	1	574	12,019	100
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	95	—	18	412	6
Registration statement and prospectus	45	2	9	174	3
Trustees’ compensation	63	— [2]	11	230	2
Auditing and legal	84	—	106	128	102
Custodian	241	—	140	559	56
Other	7	—	3	19	— [2]
Total fees and expenses before waivers/reimbursement	59,921	12	13,865	160,276	3,056
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	16,240	—	1,974	—	—
Miscellaneous fee reimbursement	—	1	—	—	—
Total waivers/reimbursement of fees and expenses	16,240	1	1,974	—	—
Total fees and expenses after waivers/reimbursement	43,681	11	11,891	160,276	3,056
Net investment income	178,541	13	29,625	464,425	7,648
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	784,852	4	142,634	6,993,652	(1,547)
Affiliated issuers	(3)	—	(1)	4,691	1
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Currency transactions	(23)	—	(34)	1,281	(46)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	784,826	4	142,599	6,999,624	(1,592)
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	937,578	(438)	78,971	1,072,908	5,197
Affiliated issuers	63	—	12	133,923	3
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	10
Swap contracts	—	—	—	—	—
Currency translations	(24)	—	(96)	(548)	(48)
	937,617	(438)	78,887	1,206,283	5,162
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	1,722,443	(434)	221,486	8,205,907	3,570
Net increase (decrease) in net assets resulting from operations	$1,900,984	$(421)	$251,111	$8,670,332	$11,218

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	280

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$35,552	$261,143	$5,955	$1	$2
Affiliated issuers	5,545	167,815	1,770	82,065	9,491
	41,097	428,958	7,725	82,066	9,493
Interest from unaffiliated issuers	8,107	284,220	4,718	459,441	61,379
Securities lending income (net of fees)	31	291	5	—	—
	49,235	713,469	12,448	541,507	70,872
Fees and expenses[1]:
Investment advisory services	4,747	70,955	1,768	39,385	6,524
Distribution services	1,552	26,861	738	9,728	2,129
Insurance administrative services	1,540	15,998	352	3,246	208
Transfer agent services	— [2]	6	— [2]	2	— [2]
Administrative services	399	8,042	119	3,357	454
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	13	252	6	118	16
Registration statement and prospectus	14	106	4	51	8
Trustees’ compensation	7	155	2	65	9
Auditing and legal	108	117	95	65	58
Custodian	80	203	86	110	240
Other	1	13	— [2]	6	1
Total fees and expenses before waivers/reimbursement	8,461	122,708	3,170	56,133	9,647
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,770	—	40	16,090	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	1,770	—	40	16,090	—
Total fees and expenses after waivers/reimbursement	6,691	122,708	3,130	40,043	9,647
Net investment income	42,544	590,761	9,318	501,464	61,225
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	25,496	1,965,383	16,713	(70,149)	(23,980)
Affiliated issuers	(938)	(27,937)	47	248	700
Options purchased (futures style)	—	—	11	—	158
Options written	—	—	31	—	975
Futures contracts	(1,041)	(18,108)	707	(66,722)	6,892
Forward currency contracts	—	—	(350)	6,627	(3,919)
Swap contracts	515	5,919	(310)	(4,450)	(3,082)
Currency transactions	(8)	121	(49)	(54)	(693)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	24,024	1,925,378	16,800	(134,500)	(22,949)
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	64,574	1,593,193	646	(116,105)	(59,611)
Affiliated issuers	228	(4,707)	(294)	260	(2,411)
Options written	—	—	—	—	(60)
Futures contracts	(3,434)	(10,100)	(585)	(88,520)	(7,830)
Forward currency contracts	—	—	(500)	2,723	(3,890)
Swap contracts	37	(1,212)	(266)	(5,452)	(5,743)
Currency translations	(80)	(398)	(66)	(94)	(527)
	61,325	1,576,776	(1,065)	(207,188)	(80,072)
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	85,349	3,502,154	15,735	(341,688)	(103,021)
Net increase (decrease) in net assets resulting from operations	$127,893	$4,092,915	$25,053	$159,776	$(41,796)

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

281	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$404	$—	$—	$—	$1,244
Affiliated issuers	1,402	—	—	—	4,717
	1,806	—	—	—	5,961
Interest from unaffiliated issuers	63,768	5,944	18,898	80,532	—
Securities lending income (net of fees)	—	—	—	—	—
	65,574	5,944	18,898	80,532	5,961
Fees and expenses[1]:
Investment advisory services	3,640	328	920	4,961	780
Distribution services	1,669	230	791	3,144	1,266
Insurance administrative services	324	128	130	880	1,299
Transfer agent services	— [2]	— [2]	— [2]	— [2]	— [2]
Administrative services	270	33	107	504	—
Accounting and administrative services	—	—	—	—	65
Reports to shareholders	11	4	6	18	—
Registration statement and prospectus	7	3	4	10	9
Trustees’ compensation	5	— [2]	2	10	3
Auditing and legal	57	50	48	53	19
Custodian	17	13	1	28	6
Other	41	— [2]	— [2]	1	10
Total fees and expenses before waivers/reimbursement	6,041	789	2,009	9,609	3,457
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,139	82	—	1,126	260
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	1,139	82	—	1,126	260
Total fees and expenses after waivers/reimbursement	4,902	707	2,009	8,483	3,197
Net investment income	60,672	5,237	16,889	72,049	2,764
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	3,610	(526)	— [2]	(3,568)	(3,833)
Affiliated issuers	3	—	—	—	40,752
Options purchased (futures style)	—	—	—	—	—
Options written	—	7	—	478	—
Futures contracts	(128)	(570)	—	(3,003)	(9,409)
Forward currency contracts	—	—	—	—	—
Swap contracts	(396)	35	—	4,799	—
Currency transactions	5	—	—	—	69
Capital gain distributions received from affiliated issuers	—	—	—	—	10,033
	3,094	(1,054)	— [2]	(1,294)	37,612
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	19,111	(2,162)	130	(28,584)	650
Affiliated issuers	5	—	—	—	68,894
Options written	—	—	—	343	—
Futures contracts	(85)	(1,341)	—	(25,735)	(18)
Forward currency contracts	—	—	—	—	—
Swap contracts	24	131	—	(1,261)	—
Currency translations	(27)	—	—	—	—
	19,028	(3,372)	130	(55,237)	69,526
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	22,122	(4,426)	130	(56,531)	107,138
Net increase (decrease) in net assets resulting from operations	$82,794	$811	$17,019	$15,518	$109,902

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	282

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$295	$802	$5,413	$5,183
Affiliated issuers	1,947	6,228	37,227	45,418
	2,242	7,030	42,640	50,601
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,242	7,030	42,640	50,601
Fees and expenses[1]:
Investment advisory services	184	492	3,352	3,134
Distribution services	302	814	701	5,198
Insurance administrative services	307	821	5,587	5,224
Transfer agent services	— [2]	— [2]	1	— [2]
Administrative services	—	—	—	—
Accounting and administrative services	57	61	100	97
Reports to shareholders	—	—	—	—
Registration statement and prospectus	5	7	26	29
Trustees’ compensation	1	2	13	12
Auditing and legal	18	19	21	22
Custodian	6	6	6	6
Other	— [2]	— [2]	— [2]	1
Total fees and expenses before waivers/reimbursement	880	2,222	9,807	13,723
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	61	164	1,117	1,045
Miscellaneous fee reimbursement	47	7	—	—
Total waivers/reimbursement of fees and expenses	108	171	1,117	1,045
Total fees and expenses after waivers/reimbursement	772	2,051	8,690	12,678
Net investment income	1,470	4,979	33,950	37,923
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(926)	(2,569)	(27,277)	(2,740)
Affiliated issuers	1,535	(614)	22,746	52,518
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(3,158)	(3,311)	(1,527)	(10,626)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	10	27	212	76
Capital gain distributions received from affiliated issuers	—	2,242	79,172	84,687
	(2,539)	(4,225)	73,326	123,915
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	105	388	4,781	316
Affiliated issuers	910	42,177	259,719	126,206
Options written	—	—	—	—
Futures contracts	140	(395)	(3,065)	(2,128)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	1,155	42,170	261,435	124,394
Net realized gain (loss) and unrealized appreciation (depreciation)	(1,384)	37,945	334,761	248,309
Net increase (decrease) in net assets resulting from operations	$86	$42,924	$368,711	$286,232
1
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
2
Amount less than one thousand.
3
For the period November 15, 2024, commencement of operations, through December 31, 2024.

Refer to the notes to financial statements.

283	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$83,934	$69,987	$14,439	$13,170	$123,765	$172,421
Net realized gain (loss)	1,058,571	229,855	67,213	110,112	3,989,653	1,075,677
Net unrealized appreciation (depreciation)	(106,961)	1,183,746	(6,037)	339,201	7,880,200	10,184,557
Net increase (decrease) in net assets resulting from operations	1,035,544	1,483,588	75,615	462,483	11,993,618	11,432,655
Distributions paid to shareholders	(362,247)	(620,422)	(145,595)	(48,426)	(1,183,768)	(2,137,413)
Net capital share transactions	(305,156)	(108,638)	(124,117)	(172,404)	(2,405,717)	(892,780)
Total increase (decrease) in net assets	368,141	754,528	(194,097)	241,653	8,404,133	8,402,462
Net assets:
Beginning of year	7,690,182	6,935,654	3,184,556	2,942,903	39,298,810	30,896,348
End of year	$8,058,323	$7,690,182	$2,990,459	$3,184,556	$47,702,943	$39,298,810

	International Fund		New World Fund		Washington Mutual Investors Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$80,016	$93,802	$49,823	$47,669	$178,541	$187,985
Net realized gain (loss)	335,500	(166,257)	148,263	20,610	784,826	89,709
Net unrealized appreciation (depreciation)	(158,907)	1,106,146	26,354	413,836	937,617	1,300,455
Net increase (decrease) in net assets resulting from operations	256,609	1,033,691	224,440	482,115	1,900,984	1,578,149
Distributions paid to shareholders	(91,320)	(97,498)	(66,666)	(49,443)	(270,276)	(280,747)
Net capital share transactions	(557,783)	(476,762)	(124,462)	(138,169)	(851,035)	(454,761)
Total increase (decrease) in net assets	(392,494)	459,431	33,312	294,503	779,673	842,641
Net assets:
Beginning of year	7,179,012	6,719,581	3,378,287	3,083,784	10,286,341	9,443,700
End of year	$6,786,518	$7,179,012	$3,411,599	$3,378,287	$11,066,014	$10,286,341

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund		Growth-Income Fund
	Period ended December 31,	Year ended December 31,		Year ended December 31,
	2024*	2024	2023	2024	2023
Operations:
Net investment income (loss)	$13	$29,625	$33,421	$464,425	$514,726
Net realized gain (loss)	4	142,599	5,322	6,999,624	1,802,151
Net unrealized appreciation (depreciation)	(438)	78,887	302,180	1,206,283	5,849,685
Net increase (decrease) in net assets resulting from operations	(421)	251,111	340,923	8,670,332	8,166,562
Distributions paid to shareholders	(13)	(32,476)	(33,998)	(2,264,497)	(2,341,589)
Net capital share transactions	15,013	(191,651)	(170,988)	(2,602,817)	(1,355,964)
Total increase (decrease) in net assets	14,579	26,984	135,937	3,803,018	4,469,009
Net assets:
Beginning of year	—	1,861,335	1,725,398	37,451,976	32,982,967
End of year	$14,579	$1,888,319	$1,861,335	$41,254,994	$37,451,976

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$7,648	$7,699	$42,544	$40,324	$590,761	$579,492
Net realized gain (loss)	(1,592)	(10)	24,024	242	1,925,378	1,163,038
Net unrealized appreciation (depreciation)	5,162	38,198	61,325	63,347	1,576,776	1,605,426
Net increase (decrease) in net assets resulting from operations	11,218	45,887	127,893	103,913	4,092,915	3,347,956
Distributions paid to shareholders	(8,098)	(7,633)	(45,676)	(34,911)	(1,743,267)	(1,526,238)
Net capital share transactions	(9,047)	(10,671)	35,182	43,201	(949,298)	(936,962)
Total increase (decrease) in net assets	(5,927)	27,583	117,399	112,203	1,400,350	884,756
Net assets:
Beginning of year	328,580	300,997	1,251,269	1,139,066	25,685,330	24,800,574
End of year	$322,653	$328,580	$1,368,668	$1,251,269	$27,085,680	$25,685,330

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$9,318	$9,009	$501,464	$426,022	$61,225	$46,485
Net realized gain (loss)	16,800	(7,714)	(134,500)	(554,664)	(22,949)	(105,717)
Net unrealized appreciation (depreciation)	(1,065)	47,126	(207,188)	653,577	(80,072)	149,374
Net increase (decrease) in net assets resulting from operations	25,053	48,421	159,776	524,935	(41,796)	90,142
Distributions paid to shareholders	(7,048)	(50,940)	(475,626)	(382,616)	(33,915)	—
Net capital share transactions	(14,487)	23,523	474,834	644,513	(16,393)	(31,695)
Total increase (decrease) in net assets	3,518	21,004	158,984	786,832	(92,104)	58,447
Net assets:
Beginning of year	388,764	367,760	11,007,914	10,221,082	1,540,341	1,481,894
End of year	$392,282	$388,764	$11,166,898	$11,007,914	$1,448,237	$1,540,341

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$60,672	$57,760	$5,237	$4,435	$16,889	$18,122
Net realized gain (loss)	3,094	(33,292)	(1,054)	(3,678)	— †	— †
Net unrealized appreciation (depreciation)	19,028	73,317	(3,372)	3,010	130	(50)
Net increase (decrease) in net assets resulting from operations	82,794	97,785	811	3,767	17,019	18,072
Distributions paid to shareholders	(59,402)	(58,266)	(5,001)	(3,960)	(17,633)	(17,531)
Net capital share transactions	34,726	2,772	7,230	18,941	(33,462)	(60,048)
Total increase (decrease) in net assets	58,118	42,291	3,040	18,748	(34,076)	(59,507)
Net assets:
Beginning of year	873,845	831,554	107,791	89,043	372,754	432,261
End of year	$931,963	$873,845	$110,831	$107,791	$338,678	$372,754

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$72,049	$57,199	$2,764	$2,083	$1,470	$1,506
Net realized gain (loss)	(1,294)	(96,180)	37,612	(30,059)	(2,539)	(17,554)
Net unrealized appreciation (depreciation)	(55,237)	81,462	69,526	129,616	1,155	23,557
Net increase (decrease) in net assets resulting from operations	15,518	42,481	109,902	101,640	86	7,509
Distributions paid to shareholders	(73,267)	(55,687)	(2,419)	(111,683)	(1,561)	(10,852)
Net capital share transactions	353,747	36,513	(88,856)	63,436	(8,399)	1,591
Total increase (decrease) in net assets	295,998	23,307	18,627	53,393	(9,874)	(1,752)
Net assets:
Beginning of year	1,524,029	1,500,722	507,635	454,242	124,182	125,934
End of year	$1,820,027	$1,524,029	$526,262	$507,635	$114,308	$124,182

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$4,979	$5,418	$33,950	$34,077	$37,923	$39,329
Net realized gain (loss)	(4,225)	(22,528)	73,326	24,747	123,915	47,040
Net unrealized appreciation (depreciation)	42,170	46,582	261,435	260,383	124,394	116,167
Net increase (decrease) in net assets resulting from operations	42,924	29,472	368,711	319,207	286,232	202,536
Distributions paid to shareholders	(5,475)	(47,987)	(65,908)	(297,374)	(69,126)	(287,115)
Net capital share transactions	(39,434)	19,234	(313,193)	63,979	(294,452)	(1,697)
Total increase (decrease) in net assets	(1,985)	719	(10,390)	85,812	(77,346)	(86,276)
Net assets:
Beginning of year	324,191	323,472	2,187,256	2,101,444	2,103,196	2,189,472
End of year	$322,206	$324,191	$2,176,866	$2,187,256	$2,025,850	$2,103,196
*
For the period November 15, 2024, commencement of operations, through December 31, 2024.
†
Amount less than one thousand.
Refer to the notes to financial statements.

287	American Funds Insurance Series

Notes to financial statements
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series	288

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

289	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	290

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

291	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2024 (dollars in thousands):
Global Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,487,343	$711,927	$—	$2,199,270
Consumer discretionary	642,075	552,235	—	1,194,310
Industrials	559,798	580,927	—	1,140,725
Financials	565,499	498,736	—	1,064,235
Health care	686,482	269,662	—	956,144
Communication services	334,945	127,776	—	462,721
Consumer staples	137,132	115,153	—	252,285
Energy	169,344	47,477	—	216,821
Materials	133,295	33,070	—	166,365
Utilities	11,389	33,303	—	44,692
Real estate	—	38,629	—	38,629
Preferred securities	—	19,900	—	19,900
Short-term securities	283,581	—	—	283,581
Total	$5,010,883	$3,028,795	$—	$8,039,678

American Funds Insurance Series	292

Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$309,220	$400,378	$—	$709,598
Consumer discretionary	329,123	159,125	—	488,248
Health care	304,095	144,210	—	448,305
Information technology	314,655	95,734	550	410,939
Financials	181,881	190,578	—	372,459
Materials	66,454	55,260	—	121,714
Communication services	48,513	63,880	—	112,393
Real estate	21,552	52,722	—	74,274
Utilities	25,374	27,126	—	52,500
Energy	42,777	7,571	—	50,348
Consumer staples	17,442	29,808	—	47,250
Preferred securities	7,625	—	14,859	22,484
Rights & warrants	—	2	—	2
Convertible bonds & notes	—	6,121	—	6,121
Short-term securities	36,633	77,846	—	114,479
Total	$1,705,344	$1,310,361	$15,409	$3,031,114
Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,755,773	$622,388	$4,638	$11,382,799
Communication services	9,466,629	—	—	9,466,629
Consumer discretionary	7,293,512	331,235	—	7,624,747
Health care	5,397,837	167,039	31,351	5,596,227
Industrials	4,946,271	121,213	720	5,068,204
Financials	3,860,105	46,808	—	3,906,913
Energy	1,312,125	—	—	1,312,125
Consumer staples	1,041,167	—	2,534	1,043,701
Materials	683,638	23,193	—	706,831
Utilities	288,635	—	—	288,635
Real estate	234,933	—	—	234,933
Preferred securities	—	—	120,267	120,267
Rights & warrants	—	—	13,740	13,740
Convertible stocks	5,237	—	685	5,922
Short-term securities	1,064,672	—	—	1,064,672
Total	$46,350,534	$1,311,876	$173,935	$47,836,345

293	American Funds Insurance Series

International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$21,455	$1,378,439	$—	$1,399,894
Information technology	205,535	778,031	6,168	989,734
Consumer discretionary	270,372	479,401	—	749,773
Financials	167,127	581,157	—	748,284
Health care	—	730,437	—	730,437
Materials	344,403	367,198	—	711,601
Communication services	71,870	387,745	—	459,615
Energy	117,865	157,096	—	274,961
Consumer staples	—	216,384	—	216,384
Utilities	—	68,103	—	68,103
Real estate	—	18,382	—	18,382
Preferred securities	—	23,220	564	23,784
Rights & warrants	—	—	— *	— *
Short-term securities	397,722	—	—	397,722
Total	$1,596,349	$5,185,593	$6,732	$6,788,674
*
Amount less than one thousand.
New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$249,921	$359,731	$493	$610,145
Financials	134,094	446,535	— *	580,629
Consumer discretionary	156,167	247,936	—	404,103
Industrials	70,760	294,884	—	365,644
Communication services	143,864	196,200	—	340,064
Health care	111,990	182,387	—	294,377
Consumer staples	36,636	190,869	—	227,505
Materials	107,637	74,894	— *	182,531
Energy	28,238	59,543	— *	87,781
Real estate	6,488	47,520	—	54,008
Utilities	958	45,467	—	46,425
Preferred securities	5,737	8,374	6,190	20,301
Convertible stocks	232	—	—	232
Bonds, notes & other debt instruments	—	120,713	—	120,713
Short-term securities	107,073	1,668	—	108,741
Total	$1,159,795	$2,276,721	$6,683	$3,443,199

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$56	$—	$—	$56
Unrealized appreciation on open forward currency contracts	—	220	—	220
Liabilities:
Unrealized depreciation on futures contracts	(45)	—	—	(45)
Unrealized depreciation on open forward currency contracts	—	(140)	—	(140)
Unrealized depreciation on bilateral interest rate swaps	—	(99)	—	(99)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Total	$11	$(24)	$—	$(13)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	294

Washington Mutual Investors Fund
As of December 31, 2024, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap Equity Fund
As of December 31, 2024, all of the fund’s investment securities were classified as Level 1.
Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$312,786	$118,839	$—	$431,625
Industrials	122,680	146,499	—	269,179
Financials	137,551	120,882	— *	258,433
Health care	154,547	49,995	—	204,542
Consumer discretionary	135,493	54,005	—	189,498
Communication services	93,958	46,377	—	140,335
Consumer staples	59,618	43,081	—	102,699
Materials	55,842	41,017	—	96,859
Energy	70,156	15,492	—	85,648
Utilities	18,502	17,048	—	35,550
Real estate	13,149	4,461	—	17,610
Preferred securities	567	1,184	—	1,751
Convertible stocks	2,251	—	—	2,251
Bonds, notes & other debt instruments	—	1,936	—	1,936
Short-term securities	56,217	—	—	56,217
Total	$1,233,317	$660,816	$— *	$1,894,133
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,621,269	$154,231	$—	$9,775,500
Industrials	5,442,835	306,326	—	5,749,161
Health care	5,225,915	196,551	—	5,422,466
Financials	4,522,594	96,952	—	4,619,546
Consumer discretionary	3,958,994	313,488	—	4,272,482
Communication services	4,126,110	82,669	—	4,208,779
Energy	1,398,919	—	—	1,398,919
Consumer staples	820,500	574,202	—	1,394,702
Materials	1,294,024	—	—	1,294,024
Real estate	911,665	—	—	911,665
Utilities	804,179	—	—	804,179
Bonds, notes & other debt instruments	—	989	—	989
Short-term securities	1,519,395	—	—	1,519,395
Total	$39,646,399	$1,725,408	$—	$41,371,807

295	American Funds Insurance Series

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$5,340	$59,328	$— *	$64,668
Industrials	8,081	38,831	—	46,912
Information technology	5,357	39,644	—	45,001
Consumer discretionary	4,700	29,100	—	33,800
Consumer staples	5,397	26,361	—	31,758
Communication services	2,502	21,858	—	24,360
Health care	759	20,591	—	21,350
Energy	5,184	9,869	— *	15,053
Materials	6,175	7,879	— *	14,054
Utilities	1,123	5,973	—	7,096
Real estate	661	4,973	—	5,634
Preferred securities	—	252	—	252
Short-term securities	12,043	—	—	12,043
Total	$57,322	$264,659	$— *	$321,981

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$10	$—	$10
*
Amount less than one thousand.
†
Forward currency contracts are not included in the fund’s investment portfolio.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$115,203	$85,277	$— *	$200,480
Information technology	120,216	36,995	—	157,211
Health care	95,881	35,715	—	131,596
Industrials	69,290	59,945	—	129,235
Consumer staples	68,387	41,241	—	109,628
Utilities	48,759	33,640	—	82,399
Energy	54,808	14,008	—	68,816
Consumer discretionary	41,289	24,573	—	65,862
Real estate	47,308	6,662	—	53,970
Communication services	17,344	17,765	—	35,109
Materials	21,105	11,911	—	33,016
Convertible stocks	2,136	—	—	2,136
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	98,486	94	98,580
U.S. Treasury bonds & notes	—	58,335	—	58,335
Corporate bonds, notes & loans	—	31,718	298	32,016
Asset-backed obligations	—	16,512	—	16,512
Bonds & notes of governments & government agencies outside the U.S.	—	529	—	529
Municipals	—	346	—	346
Investment funds	30,920	—	—	30,920
Short-term securities	70,654	—	—	70,654
Total	$803,300	$573,658	$392	$1,377,350
Refer to the end of the tables for footnotes.

American Funds Insurance Series	296

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$115	$—	$—	$115
Unrealized appreciation on centrally cleared interest rate swaps	—	471	—	471
Liabilities:
Unrealized depreciation on futures contracts	(1,093)	—	—	(1,093)
Total	$(978)	$471	$—	$(507)
*
Amount less than one thousand.
†
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,405,207	$25,241	$—	$4,430,448
Financials	3,273,178	—	— *	3,273,178
Health care	2,152,769	71,894	16,254	2,240,917
Consumer discretionary	1,972,587	80,440	— *	2,053,027
Industrials	1,581,544	109,595	—	1,691,139
Communication services	1,471,872	—	—	1,471,872
Materials	1,211,354	—	1,629	1,212,983
Consumer staples	918,897	50,598	—	969,495
Energy	581,604	—	1,941	583,545
Real estate	285,307	—	—	285,307
Utilities	48,459	—	—	48,459
Preferred securities	—	—	792	792
Rights & warrants	45	—	— *	45
Convertible stocks	10,260	—	49	10,309
Convertible bonds & notes	—	1,690	—	1,690
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,757,207	—	2,757,207
U.S. Treasury bonds & notes	—	1,729,993	—	1,729,993
Corporate bonds, notes & loans	—	1,670,752	8,727	1,679,479
Asset-backed obligations	—	658,563	5,930	664,493
Bonds & notes of governments & government agencies outside the U.S.	—	37,548	—	37,548
Municipals	—	23,607	—	23,607
Investment funds	1,368,034	—	—	1,368,034
Short-term securities	855,747	—	—	855,747
Total	$20,136,864	$7,217,128	$35,322	$27,389,314

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,065	$—	$—	$5,065
Unrealized appreciation on centrally cleared credit default swaps	—	147	—	147
Liabilities:
Unrealized depreciation on futures contracts	(7,989)	—	—	(7,989)
Unrealized depreciation on centrally cleared interest rate swaps	—	(119)	—	(119)
Unrealized depreciation on centrally cleared credit default swaps	—	(4)	—	(4)
Total	$(2,924)	$24	$—	$(2,900)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

297	American Funds Insurance Series

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$38,420	$8,015	$—	$46,435
Health care	24,842	9,211	—	34,053
Industrials	20,665	13,375	—	34,040
Financials	14,009	19,202	—	33,211
Consumer discretionary	15,322	7,161	—	22,483
Communication services	19,666	365	—	20,031
Consumer staples	3,703	14,716	—	18,419
Materials	11,539	2,855	—	14,394
Utilities	10,403	2,728	—	13,131
Energy	7,450	2,044	—	9,494
Real estate	—	2,818	—	2,818
Preferred securities	—	241	—	241
Convertible stocks	1,379	—	—	1,379
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	52,207	—	52,207
Corporate bonds, notes & loans	—	24,847	—	24,847
Mortgage-backed obligations	—	23,017	—	23,017
U.S. Treasury bonds & notes	—	17,351	—	17,351
Other bonds & notes	—	1,212	—	1,212
Investment funds	3,953	—	—	3,953
Short-term securities	22,187	849	—	23,036
Total	$193,538	$202,214	$—	$395,752

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$77	$—	$—	$77
Unrealized appreciation on open forward currency contracts	—	327	—	327
Unrealized appreciation on centrally cleared interest rate swaps	—	43	—	43
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(315)	—	—	(315)
Unrealized depreciation on open forward currency contracts	—	(509)	—	(509)
Unrealized depreciation on centrally cleared interest rate swaps	—	(44)	—	(44)
Unrealized depreciation on bilateral interest rate swaps	—	(325)	—	(325)
Unrealized depreciation on centrally cleared credit default swaps	—	(5)	—	(5)
Total	$(238)	$(512)	$—	$(750)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,420,285	$1,395	$4,421,680
Corporate bonds, notes & loans	—	3,228,931	8,635	3,237,566
U.S. Treasury bonds & notes	—	1,990,936	—	1,990,936
Asset-backed obligations	—	668,963	8,590	677,553
Municipals	—	166,195	—	166,195
Bonds & notes of governments & government agencies outside the U.S.	—	80,876	—	80,876
Federal agency bonds & notes	—	11,617	—	11,617
Common stocks	—	16	—	16
Short-term securities	730,121	—	—	730,121
Total	$730,121	$10,567,819	$18,620	$11,316,560

American Funds Insurance Series	298

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,596	$—	$—	$12,596
Unrealized appreciation on open forward currency contracts	—	3,223	—	3,223
Unrealized appreciation on centrally cleared interest rate swaps	—	6,274	—	6,274
Unrealized appreciation on centrally cleared credit default swaps	—	14	—	14
Liabilities:
Unrealized depreciation on futures contracts	(42,846)	—	—	(42,846)
Unrealized depreciation on open forward currency contracts	—	(1,396)	—	(1,396)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,231)	—	(1,231)
Unrealized depreciation on bilateral interest rate swaps	—	(11,623)	—	(11,623)
Total	$(30,250)	$(4,739)	$—	$(34,989)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$272,236	$—	$272,236
Japanese yen	—	115,538	—	115,538
British pounds	—	64,514	—	64,514
Chinese yuan renminbi	—	46,244	—	46,244
Canadian dollars	—	28,761	—	28,761
Indonesian rupiah	—	28,661	—	28,661
South Korean won	—	26,408	—	26,408
Brazilian reais	—	25,223	—	25,223
Australian dollars	—	23,449	—	23,449
Mexican pesos	—	14,629	—	14,629
Indian rupees	—	7,856	—	7,856
New Zealand dollars	—	7,163	—	7,163
Danish kroner	—	6,003	—	6,003
Turkish lira	—	5,349	—	5,349
Norwegian kroner	—	3,913	—	3,913
Polish zloty	—	3,330	—	3,330
Chilean pesos	—	2,499	—	2,499
Malaysian ringgits	—	2,302	—	2,302
Romanian leu	—	1,038	—	1,038
Colombian pesos	—	969	—	969
South African rand	—	426	—	426
Ukrainian hryvnia	—	6	—	6
U.S. dollars	—	701,980	796	702,776
Preferred securities	—	—	84	84
Common stocks	62	—	1,832	1,894
Investment funds	21,147	—	—	21,147
Short-term securities	23,214	12,797	—	36,011
Options purchased on futures (equity style)	1	—	—	1
Options purchased on foreign currency (equity style)	—	— †	—	— †
Total	$44,424	$1,401,294	$2,712	$1,448,430
Refer to the end of the tables for footnotes.

299	American Funds Insurance Series

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,756	$—	$—	$1,756
Unrealized appreciation on open forward currency contracts	—	5,127	—	5,127
Unrealized appreciation on centrally cleared interest rate swaps	—	711	—	711
Liabilities:
Value of options written	—	(79)	—	(79)
Unrealized depreciation on futures contracts	(3,684)	—	—	(3,684)
Unrealized depreciation on open forward currency contracts	—	(5,184)	—	(5,184)
Unrealized depreciation on bilateral interest rate swaps	—	(5,937)	—	(5,937)
Unrealized depreciation on centrally cleared interest rate swaps	—	(771)	—	(771)
Unrealized depreciation on centrally cleared credit default swaps	—	(113)	—	(113)
Total	$(1,928)	$(6,246)	$—	$(8,174)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$801,475	$4,433	$805,908
U.S. Treasury bonds & notes	—	3,323	—	3,323
Mortgage-backed obligations	—	—	591	591
Municipals	—	425	—	425
Bonds & notes of governments & government agencies outside the U.S.	—	388	—	388
Convertible bonds & notes	—	391	—	391
Common stocks	29,335	802	29,619	59,756
Preferred securities	—	2,196	1,797	3,993
Rights & warrants	39	—	—	39
Short-term securities	45,641	—	—	45,641
Total	$75,015	$809,000	$36,440	$920,455

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$44	$—	$—	$44
Unrealized appreciation on centrally cleared credit default swaps	—	87	—	87
Liabilities:
Unrealized depreciation on futures contracts	(120)	—	—	(120)
Unrealized depreciation on centrally cleared credit default swaps	—	(43)	—	(43)
Total	$(76)	$44	$—	$(32)
1
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2024 (dollars in thousands):
	Beginning value at 1/1/2024	Transfers into Level 3[2]	Purchases	Sales	Net realized gain (loss)[3]	Unrealized appreciation (depreciation)[3]	Transfers out of Level 3[2]	Ending value at 12/31/2024
Investment securities	$37,049	$3,754	$5,925	$(1,158)	$188	$(7,362)	$(1,956)	$36,440
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2024								$(6,930)
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	300

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$5,024	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	29,619	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Broker quote	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	3% - 11%	4%	Decrease
		Market comparables	EV/EBITDA multiple	6.4x	6.4x	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	30%	30%	Increase
			DLOM	8% - 15%	9%	Decrease
Preferred securities	1,797	Market comparables	EV/EBITDA multiple	5.1x	5.1x	Increase
			DLOM	15%	15%	Decrease
Rights & warrants	— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$36,440
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
Key to abbreviations and symbols
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$93,753	$—	$93,753
U.S. Treasury bonds & notes	—	9,377	—	9,377
Asset-backed obligations	—	1,908	—	1,908
Short-term securities	—	9,730	—	9,730
Options purchased on futures (equity style)	17	—	—	17
Total	$17	$114,768	$—	$114,785

301	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$160	$—	$—	$160
Unrealized appreciation on centrally cleared interest rate swaps	—	141	—	141
Liabilities:
Unrealized depreciation on futures contracts	(501)	—	—	(501)
Total	$(341)	$141	$—	$(200)
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of December 31, 2024, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$992,473	$—	$992,473
U.S. Treasury bonds & notes	—	537,058	—	537,058
Federal agency bonds & notes	—	66,258	—	66,258
Short-term securities	—	263,809	—	263,809
Options purchased on futures (equity style)	247	—	—	247
Total	$247	$1,859,598	$—	$1,859,845

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,149	$—	$—	$3,149
Unrealized appreciation on centrally cleared interest rate swaps	—	19,323	—	19,323
Liabilities:
Unrealized depreciation on futures contracts	(10,066)	—	—	(10,066)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,531)	—	(5,531)
Total	$(6,917)	$13,792	$—	$6,875
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of December 31, 2024, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	302

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

303	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series	304

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

305	American Funds Insurance Series

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

American Funds Insurance Series	306

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or  futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.
Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

307	American Funds Insurance Series

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$17	$8	$10	$7
Global Small Capitalization Fund	30,764	22,924	9,697	20,632
Growth Fund	20,610	21,119	—	19,007
International Fund	5,960	1,385	4,893	1,246
New World Fund	17,950	13,763	4,788	12,387
Washington Mutual Investors Fund	50,467	51,510	—	46,359
Capital World Growth and Income Fund	10,634	10,604	562	9,544
Growth-Income Fund	50,176	52,701	9	47,431
International Growth and Income Fund	440	410	45	369
Capital Income Builder	10,664	11,199	—	10,079
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

American Funds Insurance Series	308

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2024, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $726,000, $3,000 and $1,158,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was less than $1,000 for Asset Allocation Fund and Capital World Bond Fund, respectively, and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.
Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

309	American Funds Insurance Series

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

American Funds Insurance Series	310

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

311	American Funds Insurance Series

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.
The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$22,734	$21,389	$3,536	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	652	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	144,719	Not applicable	16,229	5,047*
Asset Allocation Fund	Not applicable	Not applicable	2,489,759	Not applicable	685,119	27,186
Global Balanced Fund	$10,100*	Not applicable	41,170	40,799	16,523	7,751
The Bond Fund of America	Not applicable	Not applicable	6,978,860	146,926	519,492	99,195
Capital World Bond Fund	195,005	$8,704	594,167	506,504	231,029	84,256
American High-Income Trust	Not applicable	Not applicable	46,788	Not applicable	Not applicable	14,936
American Funds Mortgage Fund	23,807	Not applicable	100,879	Not applicable	1,828	Not applicable
U.S. Government Securities Fund	743,513	Not applicable	1,957,325	Not applicable	1,060,899	Not applicable
Managed Risk Growth Fund	444,657	Not applicable	1,400	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	101,366	Not applicable	938	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	274,073	Not applicable	2,186	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,078,500	Not applicable	4,999	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	341,763	Not applicable	39,396	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series	312

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$56	Unrealized depreciation[1]	$45
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	220	Unrealized depreciation on open forward currency contracts	140
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	99
			$276		$289

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(275)	Net unrealized appreciation (depreciation) on futures contracts	$32
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(195)	Net unrealized appreciation (depreciation) on forward currency contracts	193
Swap	Interest	Net realized gain (loss) on swap contracts	(225)	Net unrealized appreciation (depreciation) on swap contracts	(199)
			$(695)		$26
International Growth and Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$10	Unrealized depreciation on open forward currency contracts	$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	$—	Net unrealized appreciation (depreciation) on forward currency contracts	$10
Refer to the end of the tables for footnotes.

313	American Funds Insurance Series

Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$115	Unrealized depreciation[1]	$1,093
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	471	Unrealized depreciation[1]	—
			$586		$1,093

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(1,041)	Net unrealized appreciation (depreciation) on futures contracts	$(3,434)
Swap	Interest	Net realized gain (loss) on swap contracts	(50)	Net unrealized appreciation (depreciation) on swap contracts	417
Swap	Credit	Net realized gain (loss) on swap contracts	565	Net unrealized appreciation (depreciation) on swap contracts	(380)
			$(526)		$(3,397)
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$5,065	Unrealized depreciation[1]	$7,989
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	119
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	147	Unrealized depreciation[1]	4
			$5,212		$8,113

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(18,108)	Net unrealized appreciation (depreciation) on futures contracts	$(10,100)
Swap	Interest	Net realized gain (loss) on swap contracts	5,247	Net unrealized appreciation (depreciation) on swap contracts	(1,259)
Swap	Credit	Net realized gain (loss) on swap contracts	672	Net unrealized appreciation (depreciation) on swap contracts	47
			$(12,189)		$(11,312)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	314

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$77	Unrealized depreciation[1]	$315
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	327	Unrealized depreciation on open forward currency contracts	509
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	43	Unrealized depreciation[1]	44
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	325
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	— [2]	Unrealized depreciation[1]	5
			$448		$1,198

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(6)	Net unrealized appreciation (depreciation) on investments	$—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	11	Net unrealized appreciation (depreciation) on options purchased	—
Options written (equity style)	Interest	Net realized gain (loss) on options written	31	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	707	Net unrealized appreciation (depreciation) on futures contracts	(585)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(350)	Net unrealized appreciation (depreciation) on forward currency contracts	(500)
Swap	Interest	Net realized gain (loss) on swap contracts	(430)	Net unrealized appreciation (depreciation) on swap contracts	(252)
Swap	Credit	Net realized gain (loss) on swap contracts	120	Net unrealized appreciation (depreciation) on swap contracts	(14)
			$83		$(1,351)
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$12,596	Unrealized depreciation[1]	$42,846
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,223	Unrealized depreciation on open forward currency contracts	1,396
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	6,274	Unrealized depreciation[1]	1,231
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	11,623
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	14	Unrealized depreciation[1]	—
			$22,107		$57,096

Refer to the end of the tables for footnotes.

315	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(66,722)	Net unrealized appreciation (depreciation) on futures contracts	$(88,520)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	6,627	Net unrealized appreciation (depreciation) on forward currency contracts	2,723
Swap	Interest	Net realized gain (loss) on swap contracts	3,365	Net unrealized appreciation (depreciation) on swap contracts	(6,935)
Swap	Credit	Net realized gain (loss) on swap contracts	(7,815)	Net unrealized appreciation (depreciation) on swap contracts	1,483
			$(64,545)		$(91,249)
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1	Investment securities	$—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	79
Futures	Interest	Unrealized appreciation[1]	1,756	Unrealized depreciation[1]	3,684
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	5,127	Unrealized depreciation on open forward currency contracts	5,184
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	711	Unrealized depreciation[1]	771
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	5,937
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	113
			$7,595		$15,768

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	$158	Net unrealized appreciation (depreciation) on options purchased	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	975	Net unrealized appreciation (depreciation) on options written	(60)
Futures	Interest	Net realized gain (loss) on futures contracts	6,892	Net unrealized appreciation (depreciation) on futures contracts	(7,830)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(3,919)	Net unrealized appreciation (depreciation) on forward currency contracts	(3,890)
Swap	Interest	Net realized gain (loss) on swap contracts	(3,401)	Net unrealized appreciation (depreciation) on swap contracts	(5,112)
Swap	Credit	Net realized gain (loss) on swap contracts	319	Net unrealized appreciation (depreciation) on swap contracts	(631)
			$1,024		$(17,523)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	316

American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$44	Unrealized depreciation[1]	$120
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	87	Unrealized depreciation[1]	43
			$131		$163

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(128)	Net unrealized appreciation (depreciation) on futures contracts	$(85)
Swap	Credit	Net realized gain (loss) on swap contracts	(396)	Net unrealized appreciation (depreciation) on swap contracts	24
			$(524)		$(61)
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$17	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	160	Unrealized depreciation[1]	501
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	141	Unrealized depreciation[1]	—
			$318		$501

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(6)	Net unrealized appreciation (depreciation) on investments	$(7)
Options written (equity style)	Interest	Net realized gain (loss) on options written	7	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	(570)	Net unrealized appreciation (depreciation) on futures contracts	(1,341)
Swap	Interest	Net realized gain (loss) on swap contracts	35	Net unrealized appreciation (depreciation) on swap contracts	131
			$(534)		$(1,217)
Refer to the end of the tables for footnotes.

317	American Funds Insurance Series

U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$247	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	3,149	Unrealized depreciation[1]	10,066
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	19,323	Unrealized depreciation[1]	5,531
			$22,719		$15,597

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(773)	Net unrealized appreciation (depreciation) on investments	$(124)
Options written (equity style)	Interest	Net realized gain (loss) on options written	478	Net unrealized appreciation (depreciation) on options written	343
Futures	Interest	Net realized gain (loss) on futures contracts	(3,003)	Net unrealized appreciation (depreciation) on futures contracts	(25,735)
Swap	Interest	Net realized gain (loss) on swap contracts	4,799	Net unrealized appreciation (depreciation) on swap contracts	(1,261)
			$1,501		$(26,777)
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,702	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	4	Unrealized depreciation[1]	—
Futures	Equity	Unrealized appreciation[1]	467	Unrealized depreciation[1]	(4)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(4)
			$2,173		$(8)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(3,833)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$650
Futures	Currency	Net realized gain (loss) on futures contracts	(125)	Net unrealized appreciation (depreciation) on futures contracts	4
Futures	Equity	Net realized gain (loss) on futures contracts	(9,305)	Net unrealized appreciation (depreciation) on futures contracts	73
Futures	Interest	Net realized gain (loss) on futures contracts	21	Net unrealized appreciation (depreciation) on futures contracts	(95)
			$(13,242)		$632
Refer to the end of the tables for footnotes.

American Funds Insurance Series	318

Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$492	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	104	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(3)
			$596		$(3)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(926)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$105
Futures	Equity	Net realized gain (loss) on futures contracts	(3,147)	Net unrealized appreciation (depreciation) on futures contracts	169
Futures	Interest	Net realized gain (loss) on futures contracts	(11)	Net unrealized appreciation (depreciation) on futures contracts	(29)
			$(4,084)		$245
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$851	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(66)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(8)
			$851		$(74)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,569)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$388
Futures	Currency	Net realized gain (loss) on futures contracts	(55)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(3,239)	Net unrealized appreciation (depreciation) on futures contracts	(322)
Futures	Interest	Net realized gain (loss) on futures contracts	(17)	Net unrealized appreciation (depreciation) on futures contracts	(73)
			$(5,880)		$(7)
Refer to the end of the tables for footnotes.

319	American Funds Insurance Series

Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$8,473	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(992)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(25)
			$8,473		$(1,017)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(27,277)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$4,781
Futures	Currency	Net realized gain (loss) on futures contracts	(242)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(1,251)	Net unrealized appreciation (depreciation) on futures contracts	(2,900)
Futures	Interest	Net realized gain (loss) on futures contracts	(34)	Net unrealized appreciation (depreciation) on futures contracts	(165)
			$(28,804)		$1,716
Refer to the end of the tables for footnotes.

American Funds Insurance Series	320

Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,451	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(409)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(314)
			$1,451		$(723)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,740)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$316
Futures	Currency	Net realized gain (loss) on futures contracts	(122)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(10,161)	Net unrealized appreciation (depreciation) on futures contracts	(801)
Futures	Interest	Net realized gain (loss) on futures contracts	(343)	Net unrealized appreciation (depreciation) on futures contracts	(1,327)
			$(13,366)		$(1,812)
1
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.
Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

321	American Funds Insurance Series

Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$1	$ (1)	$ —	$ —	$ —
Citibank	15	(15)	—	—	—
Goldman Sachs	7	(7)	—	—	—
JPMorgan Chase	35	(34)	—	—	1
Morgan Stanley	50	—	—	—	50
Standard Chartered Bank	68	(18)	—	—	50
UBS AG	44	(19)	—	—	25
Total	$220	$ (94)	$ —	$ —	$126
Liabilities:
Barclays Bank PLC	$64	$ (1)	$ —	$ —	$63
BNP Paribas	1	—	—	—	1
Citibank	34	(15)	—	—	19
Goldman Sachs	67	(7)	—	—	60
HSBC Bank	2	—	—	—	2
JPMorgan Chase	34	(34)	—	—	—
Standard Chartered Bank	18	(18)	—	—	—
UBS AG	19	(19)	—	—	—
Total	$239	$ (94)	$ —	$ —	$145
International Growth and Income Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
UBS AG	$10	$ —	$ —	$ —	$10
Total	$10	$ —	$ —	$ —	$10
Refer to the end of the tables for footnote.

American Funds Insurance Series	322

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$5	$ (5)	$ —	$ —	$ —
Barclays Bank PLC	1	(1)	—	—	—
BNP Paribas	3	(3)	—	—	—
Citibank	47	(47)	—	—	—
HSBC Bank	25	(11)	—	—	14
JPMorgan Chase	87	(4)	—	—	83
Morgan Stanley	57	(57)	—	—	—
Standard Chartered Bank	38	(24)	—	—	14
UBS AG	65	(65)	—	—	—
Total	$328	$ (217)	$ —	$ —	$111
Liabilities:
Bank of America	$92	$ (5)	$ —	$ —	$87
Bank of New York Mellon	8	—	—	—	8
Barclays Bank PLC	55	(1)	—	—	54
BNP Paribas	16	(3)	—	—	13
Citibank	63	(47)	—	—	16
Goldman Sachs	199	—	(199)	—	—
HSBC Bank	11	(11)	—	—	—
JPMorgan Chase	4	(4)	—	—	—
Morgan Stanley	262	(57)	—	—	205
Standard Chartered Bank	24	(24)	—	—	—
UBS AG	100	(65)	—	—	35
Total	$834	$ (217)	$ (199)	$ —	$418
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$895	$ —	$ —	$ (850)	$45
Morgan Stanley	521	(31)	—	(410)	80
UBS AG	1,807	(1,070)	(571)	—	166
Total	$3,223	$ (1,101)	$ (571)	$ (1,260)	$291
Liabilities:
Bank of America	$567	$ —	$ (319)	$ —	$248
Barclays Bank PLC	4,900	—	(4,849)	—	51
BNP Paribas	3,229	—	(3,229)	—	—
Goldman Sachs	3,222	—	(2,991)	—	231
Morgan Stanley	31	(31)	—	—	—
UBS AG	1,070	(1,070)	—	—	—
Total	$13,019	$ (1,101)	$ (11,388)	$ —	$530
Refer to the end of the tables for footnote.

323	American Funds Insurance Series

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$33	$ (33)	$ —	$ —	$ —
Barclays Bank PLC	23	(23)	—	—	—
BNP Paribas	85	(85)	—	—	—
Citibank	913	(216)	—	(697)	—
Goldman Sachs	44	(44)	—	—	—
HSBC Bank	944	(205)	—	(630)	109
JPMorgan Chase	1,096	—	(1,096)	—	—
Morgan Stanley	793	(793)	—	—	—
Standard Chartered Bank	420	(420)	—	—	—
UBS AG	776	(776)	—	—	—
Total	$5,127	$ (2,595)	$ (1,096)	$ (1,327)	$109
Liabilities:
Bank of America	$1,449	$ (33)	$ (1,204)	$ —	$212
Bank of New York Mellon	121	—	—	—	121
Barclays Bank PLC	1,101	(23)	(941)	—	137
BNP Paribas	136	(85)	—	—	51
Citibank	216	(216)	—	—	—
Goldman Sachs	3,720	(44)	(3,544)	—	132
HSBC Bank	205	(205)	—	—	—
Morgan Stanley	2,559	(793)	(1,631)	—	135
Standard Chartered Bank	478	(420)	—	—	58
UBS AG	1,212	(776)	(285)	—	151
Total	$11,197	$ (2,595)	$ (7,605)	$ —	$997
*
Collateral is shown on a settlement basis.

American Funds Insurance Series	324

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2024, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$2,348	$155	$935
Growth Fund	1,817	123	931
New World Fund	900	50	553
Washington Mutual Investors Fund	32	—	2
Growth-Income Fund	132	—	50
International Growth and Income Fund	12	—	1
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

325	American Funds Insurance Series

Additional tax basis disclosures for each fund as of December 31, 2024, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Undistributed ordinary income	$36,695	$—	$592,960	$2,838	$15,572	$91,745
Late year ordinary loss deferral	—	(5,889)	—	—	—	—
Undistributed long-term capital gains	1,032,377	65,722	3,442,300	—	137,294	720,853
Capital loss carryforward[1]	—	—	—	(206,867)	—	—
Capital loss carryforward utilized	—	—	—	333,805	—	—
Gross unrealized appreciation on investments	3,128,265	810,352	27,437,857	1,818,515	1,108,376	4,103,451
Gross unrealized depreciation on investments	(249,358)	(145,187)	(591,039)	(225,761)	(144,397)	(169,199)
Net unrealized appreciation (depreciation) on investments	2,878,907	665,165	26,846,818	1,592,754	963,979	3,934,252
Cost of investments	5,160,771	2,365,949	20,989,527	5,195,920	2,479,207	7,170,946
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	1	—	—	1	(1)

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Undistributed ordinary income	$5	$4,026	$485,763	$1,421	$14,631	$274,951
Undistributed long-term capital gains	—	71,132	6,590,885	—	—	1,750,583
Capital loss carryforward[1]	—	—	—	(25,671)	(6,862)	—
Capital loss carryforward utilized	—	69,742	—	—	18,956	—
Gross unrealized appreciation on investments	283	709,601	17,555,327	68,401	289,059	8,126,096
Gross unrealized depreciation on investments	(721)	(65,723)	(233,601)	(23,915)	(38,257)	(775,545)
Net unrealized appreciation (depreciation) on investments	(438)	643,878	17,321,726	44,486	250,802	7,350,551
Cost of investments	14,964	1,250,255	24,050,081	277,505	1,126,041	20,037,194
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	—	—	1	(25)	2

Refer to the end of the tables for footnote.

American Funds Insurance Series	326

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Undistributed ordinary income	$919	$96,579	$3,576	$10,769	$895	$2,554
Undistributed long-term capital gains	15,632	—	—	—	—	—
Capital loss carryforward[1]	—	(1,584,772)	(199,982)	(329,227)	(14,210)	(1)
Capital loss carryforward utilized	3,502	—	—	2,670	—	—
Gross unrealized appreciation on investments	68,678	98,481	20,754	46,007	919	33
Gross unrealized depreciation on investments	(18,543)	(418,089)	(133,529)	(35,790)	(2,823)	(10)
Net unrealized appreciation (depreciation) on investments	50,135	(319,608)	(112,775)	10,217	(1,904)	23
Cost of investments	344,684	11,609,138	1,553,090	911,635	116,489	341,138
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	—	(1)	—	(1)	1

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$14,192	$3,030	$1,479	$4,678	$29,096	$34,222
Undistributed long-term capital gains	—	21,721	—	—	80,444	121,846
Capital loss carryforward[1]	(285,585)	—	(17,954)	(22,352)	—	—
Capital loss carryforward utilized	—	12,281	—	—	—	—
Gross unrealized appreciation on investments	33,808	154,662	12,181	65,731	438,778	164,475
Gross unrealized depreciation on investments	(75,752)	(99,488)	(23,465)	(27,103)	(88,157)	(32,472)
Net unrealized appreciation (depreciation) on investments	(41,944)	55,174	(11,284)	38,628	350,621	132,003
Cost of investments	1,908,664	471,462	125,279	283,469	1,823,430	1,893,639
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	—	—	—	—	—
1
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$65,173	$99,126	$164,299	$36,245	$238,315	$274,560
Class 1A	319	536	855	148	1,195	1,343
Class 2	57,169	103,301	160,470	30,048	259,863	289,911
Class 4	12,745	23,878	36,623	4,681	49,927	54,608
Total	$135,406	$226,841	$362,247	$71,122	$549,300	$620,422

327	American Funds Insurance Series

Global Small Capitalization Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$24,044	$21,820	$45,864	$4,595	$11,794	$16,389
Class 1A	120	119	239	12	59	71
Class 2	42,943	43,051	85,994	4,713	23,554	28,267
Class 4	6,428	7,070	13,498	76	3,623	3,699
Total	$73,535	$72,060	$145,595	$9,396	$39,030	$48,426
Growth Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$121,696	$433,019	$554,715	$93,186	$861,352	$954,538
Class 1A	1,328	7,268	8,596	926	13,243	14,169
Class 2	72,492	433,759	506,251	58,531	924,799	983,330
Class 3	1,123	5,725	6,848	883	11,837	12,720
Class 4	9,370	97,988	107,358	5,132	167,524	172,656
Total	$206,009	$977,759	$1,183,768	$158,658	$1,978,755	$2,137,413
International Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$46,267	$—	$46,267	$50,154	$—	$50,154
Class 1A	157	—	157	150	—	150
Class 2	40,220	—	40,220	42,608	—	42,608
Class 3	191	—	191	219	—	219
Class 4	4,485	—	4,485	4,367	—	4,367
Total	$91,320	$—	$91,320	$97,498	$—	$97,498
New World Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$29,713	$8,227	$37,940	$28,772	$—	$28,772
Class 1A	167	49	216	146	—	146
Class 2	11,293	3,828	15,121	11,303	—	11,303
Class 4	9,604	3,785	13,389	9,222	—	9,222
Total	$50,777	$15,889	$66,666	$49,443	$—	$49,443

American Funds Insurance Series	328

Washington Mutual Investors Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$111,395	$50,394	$161,789	$118,356	$52,370	$170,726
Class 1A	426	202	628	338	194	532
Class 2	46,990	24,567	71,557	51,574	26,108	77,682
Class 4	23,694	12,608	36,302	20,772	11,035	31,807
Total	$182,505	$87,771	$270,276	$191,040	$89,707	$280,747
U.S. Small and Mid Cap Equity Fund
	For the period November 15, 2024[2] to December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$— [3]	$—	$— [3]
Class 1A	— [3]	—	— [3]
Class 2	— [3]	—	— [3]
Class 4	13	—	13
Total	$13	$—	$13
Capital World Growth and Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,350	$—	$11,350	$11,646	$—	$11,646
Class 1A	144	—	144	125	—	125
Class 2	17,039	—	17,039	18,495	—	18,495
Class 4	3,943	—	3,943	3,732	—	3,732
Total	$32,476	$—	$32,476	$33,998	$—	$33,998
Growth-Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$338,365	$1,023,186	$1,361,551	$327,645	$1,077,919	$1,405,564
Class 1A	495	1,702	2,197	440	1,649	2,089
Class 2	163,135	597,677	760,812	164,035	642,837	806,872
Class 3	1,879	6,513	8,392	1,848	6,857	8,705
Class 4	26,050	105,495	131,545	22,003	96,356	118,359
Total	$529,924	$1,734,573	$2,264,497	$515,971	$1,825,618	$2,341,589
Refer to the end of the tables for footnotes.

329	American Funds Insurance Series

International Growth and Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$461	$—	$461	$394	$—	$394
Class 1A	156	—	156	151	—	151
Class 2	3,897	—	3,897	3,949	—	3,949
Class 4	3,584	—	3,584	3,139	—	3,139
Total	$8,098	$—	$8,098	$7,633	$—	$7,633
Capital Income Builder
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$25,390	$—	$25,390	$19,561	$—	$19,561
Class 1A	397	—	397	290	—	290
Class 2	575	—	575	410	—	410
Class 4	19,314	—	19,314	14,650	—	14,650
Total	$45,676	$—	$45,676	$34,911	$—	$34,911
Asset Allocation Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$374,078	$678,739	$1,052,817	$364,001	$578,217	$942,218
Class 1A	848	1,422	2,270	663	1,038	1,701
Class 2	92,429	187,595	280,024	91,196	163,182	254,378
Class 3	693	1,326	2,019	644	1,097	1,741
Class 4	127,247	278,890	406,137	111,055	215,145	326,200
Total	$595,295	$1,147,972	$1,743,267	$567,559	$958,679	$1,526,238
American Funds Global Balanced Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,963	$—	$1,963	$1,780	$11,386	$13,166
Class 1A	64	—	64	43	310	353
Class 2	2,714	—	2,714	2,558	18,886	21,444
Class 4	2,307	—	2,307	1,750	14,227	15,977
Total	$7,048	$—	$7,048	$6,131	$44,809	$50,940
Refer to the end of the tables for footnotes.

American Funds Insurance Series	330

The Bond Fund of America
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$305,561	$—	$305,561	$246,119	$—	$246,119
Class 1A	8,909	—	8,909	8,577	—	8,577
Class 2	115,243	—	115,243	97,823	—	97,823
Class 4	45,913	—	45,913	30,097	—	30,097
Total	$475,626	$—	$475,626	$382,616	$—	$382,616
Capital World Bond Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$15,387	$—	$15,387	$—	$—	$—
Class 1A	983	—	983	—	—	—
Class 2	16,410	—	16,410	—	—	—
Class 4	1,135	—	1,135	—	—	—
Total	$33,915	$—	$33,915	$—	$—	$—
American High-Income Trust
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$15,191	$—	$15,191	$15,308	$—	$15,308
Class 1A	199	—	199	171	—	171
Class 2	35,147	—	35,147	36,274	—	36,274
Class 3	529	—	529	556	—	556
Class 4	8,336	—	8,336	5,957	—	5,957
Total	$59,402	$—	$59,402	$58,266	$—	$58,266
American Funds Mortgage Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$804	$—	$804	$656	$—	$656
Class 1A	121	—	121	71	—	71
Class 2	1,928	—	1,928	1,633	—	1,633
Class 4	2,148	—	2,148	1,600	—	1,600
Total	$5,001	$—	$5,001	$3,960	$—	$3,960
Refer to the end of the tables for footnotes.

331	American Funds Insurance Series

Ultra-Short Bond Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,996	$—	$1,996	$1,981	$—	$1,981
Class 1A	6	—	6	5	—	5
Class 2	12,857	—	12,857	12,823	—	12,823
Class 3	205	—	205	198	—	198
Class 4	2,569	—	2,569	2,524	—	2,524
Total	$17,633	$—	$17,633	$17,531	$—	$17,531
U.S. Government Securities Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,248	$—	$11,248	$9,817	$—	$9,817
Class 1A	11,344	—	11,344	171	—	171
Class 2	42,551	—	42,551	39,205	—	39,205
Class 3	204	—	204	219	—	219
Class 4	7,920	—	7,920	6,275	—	6,275
Total	$73,267	$—	$73,267	$55,687	$—	$55,687
Managed Risk Growth Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$93	$—	$93	$129	$2,315	$2,444
Class P2	2,326	—	2,326	5,596	103,643	109,239
Total	$2,419	$—	$2,419	$5,725	$105,958	$111,683
Managed Risk International Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29	$—	$29	$29	$127	$156
Class P2	1,532	—	1,532	1,939	8,757	10,696
Total	$1,561	$—	$1,561	$1,968	$8,884	$10,852
Managed Risk Washington Mutual Investors Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$53	$—	$53	$58	$363	$421
Class P2	5,422	—	5,422	5,936	41,630	47,566
Total	$5,475	$—	$5,475	$5,994	$41,993	$47,987
Refer to the end of the tables for footnotes.

American Funds Insurance Series	332

Managed Risk Growth-Income Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$33,022	$25,142	$58,164	$30,230	$230,056	$260,286
Class P2	4,085	3,659	7,744	3,723	33,365	37,088
Total	$37,107	$28,801	$65,908	$33,953	$263,421	$297,374
Managed Risk Asset Allocation Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$226	$138	$364	$164	$851	$1,015
Class P2	39,976	28,786	68,762	38,569	247,531	286,100
Total	$40,202	$28,924	$69,126	$38,733	$248,382	$287,115
2
Commencement of operations.
3
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the year ended December 31, 2024, total investment advisory services fees waived by CRMC were $53,524,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

333	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the year ended December 31, 2024, before waiver	For the year ended December 31, 2024, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.614
Growth Fund	.500	.275	.6	44.0	.306	.306
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.225
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.372
Growth-Income Fund	.500	.217	.6	44.0	.250	.250
International Growth and Income Fund	.478	.450	15.0	15.0	.484	.484
Capital Income Builder	.357	.330	15.0	15.0	.357	.224
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.208
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.278
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.221
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.228
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	334

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,079
Class 1A	$—	$48	6
Class 2	9,121	Not applicable	1,094
Class 4	2,135	2,135	256
Total class-specific expenses	$11,256	$2,183	$2,435
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$293
Class 1A	$—	$14	2
Class 2	4,526	Not applicable	543
Class 4	755	755	91
Total class-specific expenses	$5,281	$769	$929

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5,875
Class 1A	$—	$821	98
Class 2	48,236	Not applicable	5,788
Class 3	467	Not applicable	78
Class 4	10,843	10,843	1,301
Total class-specific expenses	$59,546	$11,664	$13,140
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,002
Class 1A	$—	$33	4
Class 2	8,593	Not applicable	1,031
Class 3	29	Not applicable	5
Class 4	1,108	1,108	133
Total class-specific expenses	$9,730	$1,141	$2,175

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$555
Class 1A	$—	$27	3
Class 2	2,062	Not applicable	247
Class 4	2,039	2,039	245
Total class-specific expenses	$4,101	$2,066	$1,050
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,884
Class 1A	$—	$65	8
Class 2	7,523	Not applicable	903
Class 4	3,915	3,915	470
Total class-specific expenses	$11,438	$3,980	$3,265

335	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$—
Class 1A	$—	$—	—
Class 2	—	Not applicable	—
Class 4	— *	— *	1
Total class-specific expenses	$— *	$— *	$1
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$179
Class 1A	$—	$21	3
Class 2	2,627	Not applicable	315
Class 4	638	637	77
Total class-specific expenses	$3,265	$658	$574

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7,144
Class 1A	$—	$100	12
Class 2	34,129	Not applicable	4,096
Class 3	272	Not applicable	45
Class 4	6,020	6,019	722
Total class-specific expenses	$40,421	$6,119	$12,019
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$15	2
Class 2	401	Not applicable	48
Class 4	377	377	45
Total class-specific expenses	$778	$392	$100

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$209
Class 1A	$—	$28	4
Class 2	40	Not applicable	5
Class 4	1,512	1,512	181
Total class-specific expenses	$1,552	$1,540	$399
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4,805
Class 1A	$—	$90	11
Class 2	10,896	Not applicable	1,308
Class 3	57	Not applicable	9
Class 4	15,908	15,908	1,909
Total class-specific expenses	$26,861	$15,998	$8,042

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$30
Class 1A	$—	$8	1
Class 2	393	Not applicable	47
Class 4	345	344	41
Total class-specific expenses	$738	$352	$119
Refer to the end of the tables for footnote.
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,120
Class 1A	$—	$580	70
Class 2	7,062	Not applicable	847
Class 4	2,666	2,666	320
Total class-specific expenses	$9,728	$3,246	$3,357

American Funds Insurance Series	336

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$191
Class 1A	$—	$64	8
Class 2	1,986	Not applicable	238
Class 4	143	144	17
Total class-specific expenses	$2,129	$208	$454
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$68
Class 1A	$—	$7	1
Class 2	1,337	Not applicable	161
Class 3	15	Not applicable	2
Class 4	317	317	38
Total class-specific expenses	$1,669	$324	$270

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$6	1
Class 2	108	Not applicable	13
Class 4	122	122	14
Total class-specific expenses	$230	$128	$33
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$12
Class 1A	$—	$— †	— †
Class 2	654	Not applicable	78
Class 3	7	Not applicable	1
Class 4	130	130	16
Total class-specific expenses	$791	$130	$107

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$78
Class 1A	$—	$403	48
Class 2	2,657	Not applicable	319
Class 3	10	Not applicable	2
Class 4	477	477	57
Total class-specific expenses	$3,144	$880	$504
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$33
Class P2	$1,266	1,266
Total class-specific expenses	$1,266	$1,299

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$5
Class P2	$302	302
Total class-specific expenses	$302	$307
Refer to the end of the tables for footnote.
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$7
Class P2	$814	814
Total class-specific expenses	$814	$821

337	American Funds Insurance Series

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4,886
Class P2	$701	701
Total class-specific expenses	$701	$5,587
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$26
Class P2	$5,198	5,198
Total class-specific expenses	$5,198	$5,224
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund, Managed Risk International Fund, and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2024, total fees and expenses reimbursed by CRMC were $55,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$20	$27	$47
Global Small Capitalization Fund	8	10	18
Growth Fund	106	142	248
International Fund	18	24	42
New World Fund	9	11	20
Washington Mutual Investors Fund	27	36	63
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	5	6	11
Growth-Income Fund	99	131	230
International Growth and Income Fund	1	1	2
Capital Income Builder	3	4	7
Asset Allocation Fund	67	88	155
American Funds Global Balanced Fund	1	1	2
The Bond Fund of America	28	37	65
Capital World Bond Fund	4	5	9
American High-Income Trust	2	3	5
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	1	1	2
U.S. Government Securities Fund	4	6	10
Managed Risk Growth Fund	1	2	3
Managed Risk International Fund	1	— *	1
Managed Risk Washington Mutual Investors Fund	1	1	2
Managed Risk Growth-Income Fund	6	7	13
Managed Risk Asset Allocation Fund	6	6	12
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

American Funds Insurance Series	338

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2024 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$276,216	$236,679	$123,467
Global Small Capitalization Fund	24,215	39,957	9,327
Growth Fund	392,395	375,282	105,490
International Fund	70,631	172,362	4,917
New World Fund	45,374	59,032	2,208
Washington Mutual Investors Fund	117,827	97,485	23,095
Capital World Growth and Income Fund	25,388	32,356	5,754
Growth-Income Fund	552,860	1,142,847	444,349
International Growth and Income Fund	5,059	5,739	275
Capital Income Builder	18,368	11,457	2,718
Asset Allocation Fund	211,387	146,463	47,725
American Funds Global Balanced Fund	5,713	7,278	1,892
American High-Income Trust	220	220	—
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2024.

339	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)
Year ended December 31, 2023
Class 1	$192,718	6,033	$274,560	8,748	$(540,248)	(16,855)	$(72,970)	(2,074)
Class 1A	2,158	68	1,343	43	(2,107)	(66)	1,394	45
Class 2	39,498	1,245	289,912	9,380	(438,910)	(13,838)	(109,500)	(3,213)
Class 4	95,674	3,056	54,608	1,787	(77,844)	(2,499)	72,438	2,344
Total net increase (decrease)	$330,048	10,402	$620,423	19,958	$(1,059,109)	(33,258)	$(108,638)	(2,898)
Global Small Capitalization Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)
Year ended December 31, 2023
Class 1	$91,477	5,345	$16,333	935	$(152,565)	(8,792)	$(44,755)	(2,512)
Class 1A	781	46	71	4	(530)	(31)	322	19
Class 2	39,394	2,481	28,267	1,715	(197,235)	(11,995)	(129,574)	(7,799)
Class 4	34,683	2,137	3,699	225	(36,779)	(2,285)	1,603	77
Total net increase (decrease)	$166,335	10,009	$48,370	2,879	$(387,109)	(23,103)	$(172,404)	(10,215)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	340

Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)
Year ended December 31, 2023
Class 1	$1,126,344	13,031	$952,995	11,055	$(2,473,911)	(28,345)	$(394,572)	(4,259)
Class 1A	39,167	473	14,169	166	(24,617)	(280)	28,719	359
Class 2	378,332	4,358	983,331	11,587	(2,226,251)	(25,522)	(864,588)	(9,577)
Class 3	2,841	32	12,720	146	(23,828)	(268)	(8,267)	(90)
Class 4	479,958	5,642	172,656	2,092	(306,686)	(3,644)	345,928	4,090
Total net increase (decrease)	$2,026,642	23,536	$2,135,871	25,046	$(5,055,293)	(58,059)	$(892,780)	(9,477)
International Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$103,818	5,617	$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132	158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201	40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	— [3]	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511	4,485	242	(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461	$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)
Year ended December 31, 2023
Class 1	$116,405	7,036	$50,154	3,024	$(410,379)	(24,700)	$(243,820)	(14,640)
Class 1A	1,488	90	150	9	(1,420)	(86)	218	13
Class 2	132,534	7,999	42,608	2,582	(397,669)	(24,084)	(222,527)	(13,503)
Class 3	199	12	219	13	(1,551)	(92)	(1,133)	(67)
Class 4	41,507	2,540	4,367	269	(55,374)	(3,413)	(9,500)	(604)
Total net increase (decrease)	$292,133	17,677	$97,498	5,897	$(866,393)	(52,375)	$(476,762)	(28,801)
Refer to the end of the tables for footnotes.

341	American Funds Insurance Series

New World Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)
Year ended December 31, 2023
Class 1	$86,114	3,585	$28,772	1,188	$(174,819)	(7,226)	$(59,933)	(2,453)
Class 1A	1,115	47	146	6	(1,025)	(43)	236	10
Class 2	59,693	2,497	11,303	473	(136,698)	(5,745)	(65,702)	(2,775)
Class 4	71,676	3,024	9,222	389	(93,668)	(3,971)	(12,770)	(558)
Total net increase (decrease)	$218,598	9,153	$49,443	2,056	$(406,210)	(16,985)	$(138,169)	(5,776)
Washington Mutual Investors Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)
Year ended December 31, 2023
Class 1	$277,677	21,465	$170,023	12,648	$(697,429)	(52,419)	$(249,729)	(18,306)
Class 1A	9,396	729	532	40	(54,463)	(4,239)	(44,535)	(3,470)
Class 2	33,904	2,614	77,682	5,899	(358,013)	(27,290)	(246,427)	(18,777)
Class 4	156,923	12,161	31,807	2,442	(102,800)	(7,983)	85,930	6,620
Total net increase (decrease)	$477,900	36,969	$280,044	21,029	$(1,212,705)	(91,931)	$(454,761)	(33,933)
U.S. Small and Mid Cap Equity Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period November 15, 2024[2] to December 31, 2024
Class 1	$10	1	$— [3]	— [3]	$—	—	$10	1
Class 1A	10	1	— [3]	— [3]	—	—	10	1
Class 2	10	1	— [3]	— [3]	—	—	10	1
Class 4	14,970	1,497	13	1	—	—	14,983	1,498
Total net increase (decrease)	$15,000	1,500	$13	1	$—	—	$15,013	1,501
Refer to the end of the tables for footnotes.

American Funds Insurance Series	342

Capital World Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)
Year ended December 31, 2023
Class 1	$65,556	5,277	$11,348	873	$(143,262)	(11,299)	$(66,358)	(5,149)
Class 1A	755	60	126	9	(615)	(50)	266	19
Class 2	13,750	1,078	18,495	1,427	(147,991)	(11,668)	(115,746)	(9,163)
Class 4	31,436	2,536	3,732	296	(24,318)	(1,970)	10,850	862
Total net increase (decrease)	$111,497	8,951	$33,701	2,605	$(316,186)	(24,987)	$(170,988)	(13,431)
Growth-Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)
Year ended December 31, 2023
Class 1	$479,730	9,041	$1,404,035	26,362	$(2,739,803)	(50,914)	$(856,038)	(15,511)
Class 1A	4,149	77	2,090	40	(4,268)	(80)	1,971	37
Class 2	112,392	2,119	806,872	15,426	(1,545,914)	(29,027)	(626,650)	(11,482)
Class 3	280	5	8,705	163	(14,068)	(259)	(5,083)	(91)
Class 4	187,357	3,563	118,358	2,303	(175,879)	(3,369)	129,836	2,497
Total net increase (decrease)	$783,908	14,805	$2,340,060	44,294	$(4,479,932)	(83,649)	$(1,355,964)	(24,550)
Refer to the end of the tables for footnotes.

343	American Funds Insurance Series

International Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)
Year ended December 31, 2023
Class 1	$3,526	363	$394	41	$(3,717)	(387)	$203	17
Class 1A	1,556	164	151	17	(992)	(105)	715	76
Class 2	3,978	424	3,950	423	(25,662)	(2,748)	(17,734)	(1,901)
Class 4	24,171	2,625	3,138	342	(21,164)	(2,297)	6,145	670
Total net increase (decrease)	$33,231	3,576	$7,633	823	$(51,535)	(5,537)	$(10,671)	(1,138)
Capital Income Builder
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849
Year ended December 31, 2023
Class 1	$77,581	6,983	$19,561	1,773	$(60,168)	(5,393)	$36,974	3,363
Class 1A	524	47	290	26	(737)	(66)	77	7
Class 2	1,719	155	410	37	(1,019)	(92)	1,110	100
Class 4	50,560	4,553	14,650	1,330	(60,170)	(5,412)	5,040	471
Total net increase (decrease)	$130,384	11,738	$34,911	3,166	$(122,094)	(10,963)	$43,201	3,941
Refer to the end of the tables for footnotes.

American Funds Insurance Series	344

Asset Allocation Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)
Year ended December 31, 2023
Class 1	$315,966	14,009	$942,218	42,101	$(1,956,417)	(86,110)	$(698,233)	(30,000)
Class 1A	6,331	281	1,702	77	(4,607)	(204)	3,426	154
Class 2	42,695	1,904	254,377	11,536	(565,941)	(25,320)	(268,869)	(11,880)
Class 3	436	19	1,741	78	(2,528)	(111)	(351)	(14)
Class 4	217,843	9,818	326,200	14,919	(516,978)	(23,318)	27,065	1,419
Total net increase (decrease)	$583,271	26,031	$1,526,238	68,711	$(3,046,471)	(135,063)	$(936,962)	(40,321)
American Funds Global Balanced Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)
Year ended December 31, 2023
Class 1	$24,292	2,019	$13,166	1,134	$(35,782)	(2,948)	$1,676	205
Class 1A	85	7	353	31	(220)	(18)	218	20
Class 2	4,268	348	21,444	1,856	(22,190)	(1,820)	3,522	384
Class 4	14,257	1,202	15,977	1,406	(12,127)	(1,019)	18,107	1,589
Total net increase (decrease)	$42,902	3,576	$50,940	4,427	$(70,319)	(5,805)	$23,523	2,198
Refer to the end of the tables for footnotes.

345	American Funds Insurance Series

The Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865
Year ended December 31, 2023
Class 1	$988,201	104,121	$244,526	26,118	$(784,964)	(82,958)	$447,763	47,281
Class 1A	47,994	5,083	8,577	923	(22,212)	(2,334)	34,359	3,672
Class 2	129,127	13,768	97,823	10,606	(228,846)	(24,571)	(1,896)	(197)
Class 4	200,494	21,589	30,097	3,279	(66,304)	(7,144)	164,287	17,724
Total net increase (decrease)	$1,365,816	144,561	$381,023	40,926	$(1,102,326)	(117,007)	$644,513	68,480
Capital World Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)
Year ended December 31, 2023
Class 1	$41,684	4,293	$—	—	$(80,001)	(8,267)	$(38,317)	(3,974)
Class 1A	206	21	—	—	(169)	(17)	37	4
Class 2	88,520	9,189	—	—	(82,729)	(8,647)	5,791	542
Class 4	7,131	757	—	—	(6,337)	(672)	794	85
Total net increase (decrease)	$137,541	14,260	$—	—	$(169,236)	(17,603)	$(31,695)	(3,343)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	346

American High-Income Trust
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227
Year ended December 31, 2023
Class 1	$4,239	480	$15,199	1,751	$(30,729)	(3,495)	$(11,291)	(1,264)
Class 1A	1,264	146	171	20	(180)	(20)	1,255	146
Class 2	12,480	1,448	36,273	4,277	(61,378)	(7,129)	(12,625)	(1,404)
Class 3	178	20	556	64	(1,269)	(144)	(535)	(60)
Class 4	55,861	5,819	5,958	629	(35,851)	(3,767)	25,968	2,681
Total net increase (decrease)	$74,022	7,913	$58,157	6,741	$(129,407)	(14,555)	$2,772	99
American Funds Mortgage Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810
Year ended December 31, 2023
Class 1	$15,434	1,633	$656	71	$(274)	(29)	$15,816	1,675
Class 1A	494	53	71	8	(343)	(37)	222	24
Class 2	1,572	168	1,634	178	(5,679)	(604)	(2,473)	(258)
Class 4	11,209	1,208	1,600	177	(7,433)	(812)	5,376	573
Total net increase (decrease)	$28,709	3,062	$3,961	434	$(13,729)	(1,482)	$18,941	2,014
Refer to the end of the tables for footnotes.

347	American Funds Insurance Series

Ultra-Short Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176	$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1	—	—	6	1
Class 2	57,235	5,128	12,858	1,175	(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19	(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233	(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604	$(144,480)	(12,863)	$(33,462)	(2,956)
Year ended December 31, 2023
Class 1	$15,301	1,322	$1,981	175	$(27,332)	(2,377)	$(10,050)	(880)
Class 1A	104	9	5	— [3]	—	—	109	9
Class 2	49,580	4,448	12,823	1,169	(87,341)	(7,830)	(24,938)	(2,213)
Class 3	319	28	198	17	(579)	(51)	(62)	(6)
Class 4	32,945	2,924	2,524	229	(60,576)	(5,393)	(25,107)	(2,240)
Total net increase (decrease)	$98,249	8,731	$17,531	1,590	$(175,828)	(15,651)	$(60,048)	(5,330)
U.S. Government Securities Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316
Year ended December 31, 2023
Class 1	$55,970	5,604	$9,373	959	$(47,478)	(4,765)	$17,865	1,798
Class 1A	1,646	166	171	18	(905)	(92)	912	92
Class 2	89,575	9,065	39,206	4,068	(104,906)	(10,680)	23,875	2,453
Class 3	185	19	219	22	(967)	(97)	(563)	(56)
Class 4	58,408	5,912	6,275	651	(70,259)	(7,138)	(5,576)	(575)
Total net increase (decrease)	$205,784	20,766	$55,244	5,718	$(224,515)	(22,772)	$36,513	3,712
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)
Year ended December 31, 2023
Class P1	$2,318	221	$2,445	252	$(1,380)	(131)	$3,383	342
Class P2	15,188	1,407	109,238	11,379	(64,373)	(6,069)	60,053	6,717
Total net increase (decrease)	$17,506	1,628	$111,683	11,631	$(65,753)	(6,200)	$63,436	7,059
Refer to the end of the tables for footnotes.

American Funds Insurance Series	348

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)
Year ended December 31, 2023
Class P1	$282	34	$156	19	$(230)	(27)	$208	26
Class P2	3,795	459	10,696	1,309	(13,108)	(1,539)	1,383	229
Total net increase (decrease)	$4,077	493	$10,852	1,328	$(13,338)	(1,566)	$1,591	255
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)
Year ended December 31, 2023
Class P1	$158	15	$422	43	$(478)	(47)	$102	11
Class P2	12,514	1,194	47,565	4,928	(40,947)	(3,988)	19,132	2,134
Total net increase (decrease)	$12,672	1,209	$47,987	4,971	$(41,425)	(4,035)	$19,234	2,145
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)
Year ended December 31, 2023
Class P1	$30,902	2,476	$260,286	22,694	$(233,754)	(19,325)	$57,434	5,845
Class P2	7,934	662	37,088	3,259	(38,477)	(3,190)	6,545	731
Total net increase (decrease)	$38,836	3,138	$297,374	25,953	$(272,231)	(22,515)	$63,979	6,576
Refer to the end of the tables for footnotes.

349	American Funds Insurance Series

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)
Year ended December 31, 2023
Class P1	$3,002	267	$1,016	92	$(1,021)	(88)	$2,997	271
Class P2	18,885	1,651	286,099	26,654	(309,678)	(27,225)	(4,694)	1,080
Total net increase (decrease)	$21,887	1,918	$287,115	26,746	$(310,699)	(27,313)	$(1,697)	1,351
1
Includes exchanges between share classes of the fund.
2
Commencement of operations.
3
Amount less than one thousand.
11. Ownership concentration

At December 31, 2024, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 15% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 18% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, CRMC held aggregate ownership of 100% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.
12. Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2024 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,164,887	$1,404,853	$9,972,568	$2,417,180	$1,820,644	$3,260,404
Sales of investment securities*	3,769,006	1,651,883	13,805,985	3,239,267	1,935,286	4,101,698
Non-U.S. taxes paid on dividend income	5,391	4,051	6,800	10,559	5,330	1,790
Non-U.S. taxes paid on interest income	—	25	—	—	99	—
Non-U.S. taxes paid (refunded) on realized gains	449	9,294	—	19,388	11,656	—
Non-U.S. taxes provided on unrealized appreciation	4,595	19,329	—	30,847	20,878	—

Refer to the end of the tables for footnotes.

American Funds Insurance Series	350

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$15,102	$617,083	$17,545,556	$124,782	$1,191,489	$30,001,833
Sales of investment securities*	430	797,075	21,898,856	136,137	1,165,511	31,359,801
Non-U.S. taxes paid on dividend income	—	2,216	5,123	830	1,514	6,746
Non-U.S. taxes paid on interest income	—	—	16	1	—	—
Non-U.S. taxes paid (refunded) on realized gains	—	562	(591)	65	172	—
Non-U.S. taxes provided on unrealized appreciation	—	465	—	92	768	—

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$523,877	$35,318,918	$3,775,383	$390,487	$668,430	$—
Sales of investment securities*	536,068	35,418,355	3,739,907	379,388	670,997	—
Non-U.S. taxes paid on dividend income	339	—	—	9	—	—
Non-U.S. taxes paid on interest income	10	51	155	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	86	—	64	—	—	—
Non-U.S. taxes provided on unrealized appreciation	226	—	133	—	—	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$5,968,447	$66,860	$13,222	$26,393	$276,151	$140,909
Sales of investment securities*	5,952,344	160,102	25,321	70,105	573,720	395,647
*
Excludes short-term securities and U.S. government obligations, if any.

351	American Funds Insurance Series

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
12/31/2024	$33.92	$.44	$4.29	$4.73	$(.67 )	$(1.07)	$(1.74)	$36.91	13.94%	$3,589	.52%	.41%	1.20%
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21 )	(.96 )	(1.17)	41.16	30.79	3,309.56		.56	.59
Class 1A:
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13 )	(.96 )	(1.09)	41.02	30.49	12.81		.81	.34
Class 2:
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12 )	(.96 )	(1.08)	40.72	30.47	4,387.81		.81	.34
Class 4:
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05 )	(.96 )	(1.01)	40.45	30.17	533	1.06	1.06	.09
Refer to the end of the tables for footnotes.

American Funds Insurance Series	352

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
12/31/2024	$18.57	$.12	$.34	$.46	$(.23 )	$(.65 )	$(.88 )	$18.15	2.59%	$942	.70%	.67%	.66%
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
12/31/2020	26.80	(.01 )	7.49	7.48	(.05 )	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06 )
Class 1A:
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [4]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [5]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
12/31/2020	26.74	(.09 )	7.48	7.39	(.05 )	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33 )
Class 2:
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [4]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [5]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
12/31/2020	26.02	(.08 )	7.25	7.17	(.04 )	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31 )
Class 4:
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [4]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
12/31/2020	26.16	(.14 )	7.27	7.13	(.03 )	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56 )
Refer to the end of the tables for footnotes.

353	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
12/31/2024	$99.44	$.51	$30.78	$31.29	$(.67 )	$(2.59)	$(3.26)	$127.47	31.96%	$21,469	.34%	.45%
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53 )	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
Class 1A:
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40 )	(2.18)	(2.58)	119.59	52.07	60.60		.21
Class 2:
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29 )	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
Class 3:
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35 )	(2.18)	(2.53)	121.13	52.20	279.53		.28
Class 4:
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
12/31/2020	79.41	(.04 )	40.24	40.20	(.19 )	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04 )
Refer to the end of the tables for footnotes.

American Funds Insurance Series	354

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
12/31/2024	$17.50	$.23	$.38	$.61	$(.27 )	$—	$(.27 )	$17.84	3.40%	$3,080	.52%	1.26%
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18 )	—	(.18 )	23.64	14.28	5,652.55		.71
Class 1A:
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14 )	—	(.14 )	23.55	13.96	10.80		.43
Class 2:
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13 )	—	(.13 )	23.54	13.97	4,481.80		.46
Class 3:
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14 )	—	(.14 )	23.69	14.00	25.73		.53
Class 4:
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09 )	—	(.09 )	23.25	13.66	423	1.05	.21
Refer to the end of the tables for footnotes.

355	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
12/31/2024	$25.48	$.43	$1.32	$1.75	$(.44 )	$(.12 )	$(.56 )	$26.67	6.86%	$1,800	.64%	.57%	1.60%
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06 )	(.27 )	(.33 )	31.59	23.89	2,309.76		.64	.58
Class 1A:
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03 )	(.27 )	(.30 )	31.43	23.63	18	1.01	.87	.26
Class 2:
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02 )	(.27 )	(.29 )	31.25	23.58	1,109	1.01	.89	.34
Class 4:
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01 )	(.27 )	(.28 )	31.04	23.29	807	1.26	1.14	.08
Refer to the end of the tables for footnotes.

American Funds Insurance Series	356

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
12/31/2024	$14.49	$.29	$2.51	$2.80	$(.30 )	$(.13 )	$(.43 )	$16.86	19.40%	$6,269	.41%	.26%	1.78%
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26 )	(.15 )	(.41 )	14.35	9.04	5,684.43		.43	2.00
Class 1A:
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24 )	(.15 )	(.39 )	14.28	8.79	25.67		.67	1.78
Class 2:
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22 )	(.15 )	(.37 )	14.15	8.68	3,082.68		.68	1.75
Class 4:
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20 )	(.15 )	(.35 )	14.06	8.47	788.93		.93	1.51
Refer to the end of the tables for footnotes.

357	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
12/31/2024[6,7]	$10.00	$.01	$(.29 )	$(.28 )	$(.01 )	$—	$(.01 )	$9.71	(2.81)%[8,9]	$— [10]	.59%[9,11]	.54%[9,11]	.72%[9,11]
Class 1A:
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,9]	— [10]	.59 [9,11]	.54 [9,11]	.72 [9,11]
Class 2:
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,9]	— [10]	.59 [9,11]	.54 [9,11]	.72 [9,11]
Class 4:
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[8,9]	15	.59 [9,11]	.55 [9,11]	.71 [9,11]
Refer to the end of the tables for footnotes.

American Funds Insurance Series	358

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
12/31/2024	$13.85	$.27	$1.71	$1.98	$(.30 )	$—	$(.30 )	$15.53	14.24%	$597	.52%	.42%	1.75%
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23 )	(.38 )	(.61 )	16.67	9.03	657.66		.66	1.49
Class 1A:
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.62	8.78	2.90		.90	1.23
Class 2:
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.63	8.73	1,349.91		.91	1.23
Class 4:
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16 )	(.38 )	(.54 )	16.35	8.55	166	1.16	1.16	.97
Refer to the end of the tables for footnotes.

359	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
12/31/2024	$59.26	$.84	$13.33	$14.17	$(.89 )	$(2.95)	$(3.84)	$69.59	24.55%	$24,476	.28%	1.28%
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80 )	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
Class 1A:
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70 )	(1.30)	(2.00)	55.16	13.55	16.54		1.28
Class 2:
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67 )	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
Class 3:
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70 )	(1.30)	(2.00)	55.49	13.60	154.47		1.34
Class 4:
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57 )	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
Refer to the end of the tables for footnotes.

American Funds Insurance Series	360

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
12/31/2024	$10.10	$.28	$.10	$.38	$(.29 )	$—	$(.29 )	$10.19	3.64%	$17	.57%	.57%	2.62%
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29 )	—	(.29 )	19.01	6.24	1,120.68		.68	1.70
Class 1A:
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25 )	—	(.25 )	18.97	5.98	3.93		.93	1.38
Class 2:
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25 )	—	(.25 )	18.95	6.01	221.93		.93	1.43
Class 4:
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21 )	—	(.21 )	18.82	5.73	112	1.18	1.18	1.19
Refer to the end of the tables for footnotes.

361	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
12/31/2024	$11.63	$.42	$.79	$1.21	$(.45 )	$—	$(.45 )	$12.39	10.45%	$709	.40%	.27%	3.44%
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32 )	—	(.32 )	10.87	4.64	621.53		.35	3.07
Class 1A:
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30 )	—	(.30 )	10.86	4.38	6.78		.60	2.81
Class 2:
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30 )	—	(.30 )	10.87	4.48	8.78		.60	2.83
Class 4:
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27 )	—	(.27 )	10.85	4.11	462	1.03	.85	2.55
Refer to the end of the tables for footnotes.

American Funds Insurance Series	362

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
12/31/2024	$23.86	$.60	$3.29	$3.89	$(.61 )	$(1.10)	$(1.71)	$26.04	16.73%	$16,023	.30%	2.36%
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46 )	(.11 )	(.57 )	26.50	12.71	19,238.30		1.80
Class 1A:
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41 )	(.11 )	(.52 )	26.42	12.43	14.55		1.56
Class 2:
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40 )	(.11 )	(.51 )	26.21	12.46	5,242.55		1.55
Class 3:
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42 )	(.11 )	(.53 )	26.53	12.50	33.48		1.62
Class 4:
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35 )	(.11 )	(.46 )	26.06	12.16	5,131.80		1.30
Refer to the end of the tables for footnotes.

363	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
12/31/2024	$12.37	$.34	$.52	$.86	$(.27 )	$—	$(.27 )	$12.96	6.90%	$95	.52%	.51%	2.63%
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19 )	(.54 )	(.73 )	14.19	10.53	139.72		.72	1.29
Class 1A:
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16 )	(.54 )	(.70 )	14.16	10.25	3.97		.97	1.03
Class 2:
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15 )	(.54 )	(.69 )	14.16	10.30	208.97		.97	1.03
Class 4:
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12 )	(.54 )	(.66 )	14.02	10.00	105	1.22	1.22	.78
Refer to the end of the tables for footnotes.

American Funds Insurance Series	364

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
12/31/2024	$9.54	$.44	$(.29 )	$.15	$(.42 )	$—	$(.42 )	$9.27	1.50%	$6,992	.39%	.24%	4.60%
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27 )	(.11 )	(.38 )	11.89	9.96	6,844.40		.40	2.00
Class 1A:
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25 )	(.11 )	(.36 )	11.84	9.68	9.65		.65	1.74
Class 2:
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24 )	(.11 )	(.35 )	11.73	9.73	3,840.65		.65	1.75
Class 4:
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22 )	(.11 )	(.33 )	11.69	9.38	714.90		.90	1.48
Refer to the end of the tables for footnotes.

365	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
12/31/2024	$10.16	$.42	$(.70 )	$(.28 )	$(.25 )	$—	$(.25 )	$9.63	(2.76)%	$588	.48%	.48%	4.20%
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18 )	(.21 )	(.39 )	12.94	10.17	1,219.59		.52	2.08
Class 1A:
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16 )	(.21 )	(.37 )	12.91	9.89	1.83		.76	1.83
Class 2:
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15 )	(.21 )	(.36 )	12.84	9.90	1,058.84		.77	1.83
Class 4:
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13 )	(.21 )	(.34 )	12.71	9.62	61	1.09	1.02	1.58
Refer to the end of the tables for footnotes.

American Funds Insurance Series	366

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
12/31/2024	$8.94	$.65	$.24	$.89	$(.64 )	$—	$(.64 )	$9.19	9.92%	$229	.45%	.32%	6.96%
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85 )	—	(.85 )	9.80	8.21	123.52		.52	6.46
Class 1A:
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84 )	—	(.84 )	9.78	7.94	1.78		.78	5.85
Class 2:
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83 )	—	(.83 )	9.61	7.94	665.78		.78	5.88
Class 3:
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84 )	—	(.84 )	9.84	7.93	10.71		.71	5.94
Class 4:
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81 )	—	(.81 )	10.54	7.74	69	1.03	1.03	5.58
Refer to the end of the tables for footnotes.

367	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
12/31/2024	$9.44	$.47	$(.38 )	$.09	$(.45 )	$—	$(.45 )	$9.08	.93%	$17	.39%	.31%	5.04%
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17 )	(.02 )	(.19 )	11.11	6.98	224.48		.36	.93
Class 1A:
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15 )	(.02 )	(.17 )	11.08	6.63	1.73		.59	.61
Class 2:
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14 )	(.02 )	(.16 )	11.09	6.72	58.73		.60	.68
Class 4:
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12 )	(.02 )	(.14 )	10.97	6.38	37.98		.85	.41
Refer to the end of the tables for footnotes.

American Funds Insurance Series	368

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
12/31/2024	$11.35	$.58	$(.01 )	$.57	$(.61 )	$—	$(.61 )	$11.31	5.08%	$39	.30%	4.98%
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
12/31/2020	11.30	.02	.02	.04	(.03 )	—	(.03 )	11.31	.34	44.37		.16
Class 1A:
12/31/2024	11.35	.55	— [4]	.55	(.59 )	—	(.59 )	11.31	4.86	— [10]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [10]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [10]	.31	1.40
12/31/2021	11.31	(.03 )	— [4]	(.03 )	—	—	—	11.28	(.27 )	— [10]	.36	(.28 )
12/31/2020	11.30	.03	.01	.04	(.03 )	—	(.03 )	11.31	.32	— [10]	.35	.26
Class 2:
12/31/2024	10.98	.53	— [4]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [4]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [4]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [4]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
12/31/2020	11.01	— [4]	— [4]	— [4]	(.02 )	—	(.02 )	10.99	.03	288.62		(.05 )
Class 3:
12/31/2024	11.13	.54	— [4]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [4]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [4]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
12/31/2020	11.13	— [4]	.02	.02	(.03 )	—	(.03 )	11.12	.13	4.55		.03
Class 4:
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
12/31/2020	11.13	(.04 )	.01	(.03 )	(.02 )	—	(.02 )	11.08	(.25 )	40.87		(.35 )
Refer to the end of the tables for footnotes.

369	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
12/31/2024	$9.91	$.45	$(.35 )	$.10	$(.42 )	$—	$(.42 )	$9.59	.99%	$268	.33%	.27%	4.53%
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26 )	(.27 )	(.53 )	13.04	10.09	429.38		.38	1.21
Class 1A:
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	13.00	9.75	4.64		.64	.69
Class 2:
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	12.89	9.80	1,439.64		.64	.73
Class 3:
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25 )	(.27 )	(.52 )	13.07	9.91	10.57		.57	.78
Class 4:
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22 )	(.27 )	(.49 )	12.88	9.48	272.89		.89	.42
Refer to the end of the tables for footnotes.

American Funds Insurance Series	370

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
12/31/2024	$10.86	$.10	$2.48	$2.58	$(.09 )	$—	$(.09 )	$13.35	23.82%	$14	.42%	.37%	.69%	.81%
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12 )	(.68 )	(.80 )	17.25	32.45	11.42		.37	.72	.49
Class P2:
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
12/31/2020	13.71	.03	4.16	4.19	(.11 )	(.68 )	(.79 )	17.11	32.03	554.67		.62	.97	.20
Managed Risk International Fund
Class P1:
12/31/2024	$8.36	$.13	$(.12 )	$.01	$(.14 )	$—	$(.14 )	$8.23	(.05 )%	$2	.46%	.37%	.84%	1.50%
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16 )	(.08 )	(.24 )	11.07	3.13	2.43		.35	.86	.82
Class P2:
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12 )	(.08 )	(.20 )	10.99	2.80	168.71		.63	1.14	.42
Managed Risk Washington Mutual Investors Fund
Class P1:
12/31/2024	$10.50	$.20	$1.28	$1.48	$(.22 )	$—	$(.22 )	$11.76	14.20%	$3	.41%	.36%	.61%	1.80%
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
12/31/2020	12.01	.18	(.35 )	(.17 )	(.26 )	(.34 )	(.60 )	11.24	(.93 )	2.40		.35	.76	1.66
Class P2:
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
12/31/2020	11.91	.13	(.33 )	(.20 )	(.19 )	(.34 )	(.53 )	11.18	(1.25)	355.68		.63	1.04	1.18
Refer to the end of the tables for footnotes.

371	American Funds Insurance Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
12/31/2024	$12.53	$.21	$2.02	$2.23	$(.23 )	$(.18 )	$(.41 )	$14.35	18.03%	$1,903	.41%	.36%	.63%	1.55%
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26 )	(.74 )	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
Class P2:
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23 )	(.74 )	(.97 )	13.93	9.58	315.66		.61	.91	1.02
Managed Risk Asset Allocation Fund
Class P1:
12/31/2024	$11.90	$.29	$1.45	$1.74	$(.27 )	$(.17 )	$(.44 )	$13.20	14.90%	$12	.41%	.36%	.65%	2.28%
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21 )	(.52 )	(.73 )	13.84	6.10	5.41		.36	.66	1.91
Class P2:
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20 )	(.52 )	(.72 )	13.45	5.88	2,773.66		.61	.91	1.15
Refer to the end of the tables for footnotes.

American Funds Insurance Series	372

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Year ended December 31,
	2024	2023	2022	2021	2020
Capital Income Builder	49%	59%	48%	60%	110%
Asset Allocation Fund	43	54	42	45	49
American Funds Global Balanced Fund	55	43	111	36	68
The Bond Fund of America	102	129	77	87	72
Capital World Bond Fund	54	110	114	64	88
American Funds Mortgage Fund	52	85	56	38	123
U.S. Government Securities Fund	43	113	77	126	112
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Year ended December 31,
	2024	2023	2022	2021	2020
Global Growth Fund	41%	29%	29%	18%	17%
Global Small Capitalization Fund	47	36	40	29	38
Growth Fund	23	23	29	25	32
International Fund	35	28	42	44	40
New World Fund	55	36	40	43	70
Washington Mutual Investors Fund	31	29	30	90	40
U.S. Small and Mid Cap Equity Fund	4 [6,7,8]
Capital World Growth and Income Fund	34	29	42	85	36
Growth-Income Fund	45	26	25	24	33
International Growth and Income Fund	39	38	48	41	56
Capital Income Builder	107	149	126	93	184
Asset Allocation Fund	129	159	118	124	145
American Funds Global Balanced Fund	141	103	126	39	86
The Bond Fund of America	398	545	415	456	461
Capital World Bond Fund	269	286	188	91	145
American High-Income Trust	45	40	34	56	78
American Funds Mortgage Fund	644	1053	1141	975	1143
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [17]
U.S. Government Securities Fund	398	744	695	433	867
Managed Risk Growth Fund	14	39	97	32	80
Managed Risk International Fund	11	27	82	24	71
Managed Risk Washington Mutual Investors Fund	8	19	70	16	101
Managed Risk Growth-Income Fund	13	21	67	13	38
Managed Risk Asset Allocation Fund	7	13	48	5	30

[1]	Based on average shares outstanding.
[2]
This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds and U.S. Small and Mid Cap Equity Fund.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[8]	Not annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insurance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Annualized.
[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[14]	Unaudited.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

373	American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund (formerly Global Balanced Fund), The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds“) as of  December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Global Growth Fund	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the five years in the period ended December 31, 2024.
Global Small Capitalization Fund
Growth Fund
International Fund
New World Fund
Washington Mutual Investors Fund
Capital World Growth and Income Fund
Growth-Income Fund
International Growth and Income Fund
Capital Income Builder
Asset Allocation Fund
American Funds Global Balanced Fund
The Bond Fund of America
Capital World Bond Fund
American High-Income Trust
American Funds Mortgage Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Washington Mutual Investors Fund

American Funds Insurance Series	374

Report of Independent Registered Public Accounting Firm

Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Managed Risk Growth-Income Fund	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the five years in the period ended December 31, 2024.
Managed Risk Asset Allocation Fund
U.S. Small and Mid Cap Equity Fund	For the period November 15, 2024 (commencement of operations) through December 31, 2024.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Los Angeles, California
February 12, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

375	American Funds Insurance Series

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds Insurance Series	376

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Variable Insurance Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 24, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	February 24, 2025